DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SA	Special Assessment
CPI	Consumer Price Index
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
BAM	Build America Mutual
ST	Special Tax
GDR	Global Depositary Receipt
CP	Certificate Participation
GO	General Obligation
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar
CHF	Swiss Franc
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of January 31, 2023.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (78.9%)
AUSTRALIA — (1.2%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$996,697
	4.125%, 05/30/23		500	498,348
Ω	4.625%, 04/29/24		1,150	1,141,678
TOTAL AUSTRALIA				2,636,723
CANADA — (6.8%)
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,854,303
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		671	657,788
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,396,044
Enbridge, Inc.
	2.150%, 02/16/24		500	485,169
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,936,400
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,971,903
TOTAL CANADA				15,301,607
DENMARK — (0.3%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	5,000	695,763
FRANCE — (3.9%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	191,010
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,842,216
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,135,172
Credit Agricole SA
Ω	3.875%, 04/15/24		2,300	2,268,931
Societe Generale SA
Ω	3.875%, 03/28/24		500	490,550
Ω	2.625%, 10/16/24		2,000	1,907,386
TOTAL FRANCE				8,835,265
GERMANY — (4.5%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		2,500	2,432,919
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		1,871	1,811,683
Deutsche Bank AG
	3.950%, 02/27/23		2,350	2,347,467
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	3.250%, 08/01/24		1,750	$1,708,271
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23		2,000	1,929,968
TOTAL GERMANY				10,230,308
IRELAND — (1.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,300	2,200,271
Ireland Government Bond
	5.400%, 03/13/25	EUR	900	1,032,231
TOTAL IRELAND				3,232,502
ITALY — (2.0%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	2,105,094
Republic of Italy Government International Bond
	2.375%, 10/17/24		2,500	2,367,210
TOTAL ITALY				4,472,304
JAPAN — (5.5%)
American Honda Finance Corp.
	0.550%, 07/12/24		1,000	941,402
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		2,500	2,459,739
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,500	2,377,524
Sumitomo Mitsui Financial Group, Inc.
	3.748%, 07/19/23		2,000	1,989,051
	2.696%, 07/16/24		300	290,105
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,000	1,904,715
Toyota Motor Credit Corp.
	0.625%, 09/13/24		1,000	937,759
	1.450%, 01/13/25		1,500	1,412,609
TOTAL JAPAN				12,312,904
NETHERLANDS — (5.0%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	600,390

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	5.250%, 05/20/24	AUD	10,000	$7,176,761
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,386,814
TOTAL NETHERLANDS				11,163,965
NORWAY — (1.7%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,809,691
SPAIN — (0.9%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,162,736
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	976,626
TOTAL SPAIN				2,139,362
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.1%)
European Union
	0.800%, 07/04/25	EUR	1,000	1,034,858
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,364,834
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,399,692
SWEDEN — (2.2%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	50,000	4,609,635
Swedbank AB
Ω	0.600%, 09/25/23		400	388,304
TOTAL SWEDEN				4,997,939
SWITZERLAND — (1.0%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,298,439
UNITED KINGDOM — (4.9%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	972,712
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,079,481
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,234,917
	3.500%, 06/23/24		1,100	1,079,312
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,410,315
NatWest Markets PLC
Ω	2.375%, 05/21/23		2,000	1,983,460
Ω	0.800%, 08/12/24		350	327,770
Reckitt Benckiser Treasury Services PLC
	2.750%, 06/26/24		2,000	1,942,061
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Ω	2.750%, 06/26/24	958	$930,247
	TOTAL UNITED KINGDOM		10,960,275
UNITED STATES — (36.5%)
	Allstate Corp.
	3.150%, 06/15/23	852	846,460
	Ally Financial, Inc.
	3.875%, 05/21/24	484	474,302
	American Express Co.
	3.375%, 05/03/24	2,075	2,039,286
	American Tower Corp.
	0.600%, 01/15/24	500	479,392
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,535,857
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,751,225
	Amgen, Inc.
	3.125%, 05/01/25	3,000	2,896,804
	Ares Capital Corp.
	4.200%, 06/10/24	250	245,849
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,451,352
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,488,822
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,744,203
	Capital One Financial Corp.
	3.200%, 02/05/25	600	582,182
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,681,129
	Cigna Corp.
	3.750%, 07/15/23	1,082	1,076,045
	Discover Bank
	2.450%, 09/12/24	750	717,370
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,471,732
	Edison International
	3.550%, 11/15/24	1,500	1,459,818
Elevance Health, Inc.
	3.500%, 08/15/24	200	195,707
	2.375%, 01/15/25	2,800	2,675,638
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,908,048
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,043,962
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,922,896
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,382,776
General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	478,325
	3.800%, 04/07/25	1,500	1,456,974

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	$1,896,538
Global Payments, Inc.
	3.750%, 06/01/23	1,000	994,754
	4.000%, 06/01/23	1,500	1,493,555
International Business Machines Corp.
	3.000%, 05/15/24	2,700	2,637,076
JPMorgan Chase & Co.
	3.625%, 05/13/24	474	469,340
Kilroy Realty LP
	3.450%, 12/15/24	900	869,217
Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,481,499
Lazard Group LLC
	3.750%, 02/13/25	1,500	1,460,056
Lincoln National Corp.
	4.000%, 09/01/23	1,500	1,491,214
MPLX LP
	4.875%, 12/01/24	1,250	1,247,590
National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	2,000	1,910,206
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,442,351
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	983,863
ONEOK, Inc.
	2.750%, 09/01/24	360	347,339
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	574,893
Ω	2.700%, 11/01/24	1,183	1,128,010
Phillips 66
	3.850%, 04/09/25	2,500	2,460,291
Realty Income Corp.
	3.875%, 07/15/24	2,500	2,463,765
Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,373,204
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Simon Property Group LP
2.000%, 09/13/24	3,650	$3,496,947
Stellantis NV
5.250%, 04/15/23	1,000	997,830
Ventas Realty LP
3.500%, 02/01/25	400	387,565
VF Corp.
2.400%, 04/23/25	3,000	2,846,113
Vornado Realty LP
3.500%, 01/15/25	2,565	2,435,681
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,500	2,452,955
Waste Management, Inc.
2.400%, 05/15/23	900	893,275
Wells Fargo & Co.
3.300%, 09/09/24	3,000	2,933,673
TOTAL UNITED STATES		82,174,954
TOTAL BONDS		177,661,693
U.S. TREASURY OBLIGATIONS — (20.9%)
U.S. Treasury Bonds
6.250%, 08/15/23	18,000	18,127,969
U.S. Treasury Notes
0.375%, 04/15/24	30,300	28,798,019
TOTAL U.S. TREASURY OBLIGATIONS		46,925,988
TOTAL INVESTMENT SECURITIES (Cost $231,025,297)		224,587,681

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	41,193	476,520
TOTAL INVESTMENTS — (100.0%)
(Cost $231,501,817)^^			$225,064,201

As of January 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,716,490	SEK	48,525,836	NatWest Markets PLC	02/21/23	$71,205
Total Appreciation						$71,205

Enhanced U.S. Large Company Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	600,539	GBP	494,682	Citibank, N.A.	02/13/23	$(9,474)
USD	2,121,859	EUR	1,958,350	Citibank, N.A.	02/14/23	(8,904)
USD	12,284,417	AUD	17,701,883	UBS AG	02/21/23	(220,090)
USD	696,402	DKK	4,774,071	HSBC Bank	02/23/23	(2,329)
USD	6,969,128	CAD	9,316,452	Morgan Stanley and Co. International	04/25/23	(37,668)
Total (Depreciation)						$(278,465)
Total Appreciation (Depreciation)						$(207,260)
As of January 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,182	03/17/23	$235,050,331	$241,719,000	$6,668,669
Total Futures Contracts			$235,050,331	$241,719,000	$6,668,669
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,636,723	—	$2,636,723
Canada	—	15,301,607	—	15,301,607
Denmark	—	695,763	—	695,763
France	—	8,835,265	—	8,835,265
Germany	—	10,230,308	—	10,230,308
Ireland	—	3,232,502	—	3,232,502
Italy	—	4,472,304	—	4,472,304
Japan	—	12,312,904	—	12,312,904
Netherlands	—	11,163,965	—	11,163,965
Norway	—	3,809,691	—	3,809,691
Spain	—	2,139,362	—	2,139,362
Supranational Organization Obligations	—	2,399,692	—	2,399,692
Sweden	—	4,997,939	—	4,997,939
Switzerland	—	2,298,439	—	2,298,439
United Kingdom	—	10,960,275	—	10,960,275
United States	—	82,174,954	—	82,174,954
U.S. Treasury Obligations	—	46,925,988	—	46,925,988
Securities Lending Collateral	—	476,520	—	476,520
Forward Currency Contracts**	—	(207,260)	—	(207,260)
Futures Contracts**	$6,668,669	—	—	6,668,669
TOTAL	$6,668,669	$224,856,941	—	$231,525,610
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$24,224,751,977
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$24,224,751,977
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (2.5%)
*	AMC Networks, Inc., Class A	287,857	$5,328,233
#	ATN International, Inc.	140,789	6,881,766
#*	Audacy, Inc.	263,938	84,777
*	Bandwidth, Inc., Class A	11,163	277,735
*	Beasley Broadcast Group, Inc., Class A	19,773	22,343
#*	Boston Omaha Corp., Class A	136,474	3,609,737
*	Cars.com, Inc.	550,461	9,412,883
#*	comScore, Inc.	266,850	325,557
*	Consolidated Communications Holdings, Inc.	879,339	3,825,125
*	Cumulus Media, Inc., Class A	99,089	663,896
*	Daily Journal Corp.	1,770	541,620
#	DallasNews Corp.	38,373	198,388
*	DHI Group, Inc.	456,347	2,710,701
#*	DISH Network Corp., Class A	178,023	2,561,751
#*	EchoStar Corp., Class A	270,555	5,062,084
	Entravision Communications Corp., Class A	696,619	4,528,023
*	EW Scripps Co., Class A	762,841	11,404,473
	FG Group Holdings, Inc.	177,578	417,308
#*	Fluent, Inc.	10,216	13,792
*	Frontier Communications Parent, Inc.	221,791	6,567,232
*	Gaia, Inc.	68,820	251,193
#*	Gannett Co., Inc.	471,592	1,065,798
	Gray Television, Inc.	948,936	12,298,211
*	iHeartMedia, Inc., Class A	10,034	77,763
#*	IMAX Corp.	221,248	3,761,216
*	Integral Ad Science Holding Corp.	19,013	195,454
	John Wiley & Sons, Inc., Class A	247,505	11,335,729
	John Wiley & Sons, Inc., Class B	455	20,675
*	Lee Enterprises, Inc.	8,316	189,189
#*	Liberty Latin America Ltd., Class A	353,117	3,474,671
*	Liberty Latin America Ltd., Class C	1,348,215	13,279,918
#*	Lions Gate Entertainment Corp., Class A	277,777	2,213,883
#*	Lions Gate Entertainment Corp., Class B	336,622	2,565,060
#	Lumen Technologies, Inc.	1,482,525	7,783,256
#*	Madison Square Garden Entertainment Corp.	155,372	8,124,402
#*	Magnite, Inc.	182,286	2,202,015
#	Marcus Corp.	246,069	3,725,485
	News Corp., Class A	1,429,276	28,957,132
	News Corp., Class B	745,868	15,245,542
#	Nexstar Media Group, Inc.	313,260	64,146,250
#	NextPlay Technologies, Inc.	6,689	20,201
#*	PubMatic, Inc., Class A	61,569	943,853
*	QuinStreet, Inc.	454,487	6,967,286
#*	Reading International, Inc., Class A	29,029	100,440
	Saga Communications, Inc., Class A	43,315	1,093,704
*	Salem Media Group, Inc.	23,272	29,555
	Scholastic Corp.	367,613	16,263,199
#	Shenandoah Telecommunications Co.	125,622	2,455,910
#	Sinclair Broadcast Group, Inc., Class A	91,071	1,878,795
	Spok Holdings, Inc.	178,249	1,488,379
	TEGNA, Inc.	1,150,047	22,920,437
	Telephone & Data Systems, Inc.	792,543	10,596,300
#*	Thryv Holdings, Inc.	210,493	4,708,728

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Townsquare Media, Inc., Class A	60,457	$452,823
#*	TrueCar, Inc.	947,107	2,954,974
#*	U.S. Cellular Corp.	397,671	9,727,033
*	Urban One, Inc.	258,944	1,289,541
*	Urban One, Inc.	56,088	393,177
*	WideOpenWest, Inc.	85,451	981,832
*	Yelp, Inc.	246,107	7,754,832
#*	Ziff Davis, Inc.	12,090	1,081,813
TOTAL COMMUNICATION SERVICES			339,453,078
CONSUMER DISCRETIONARY — (12.6%)
#*	1-800-Flowers.com, Inc., Class A	44,429	442,957
*	1stdibs.com, Inc.	36,840	223,619
#*	2U, Inc.	55,925	482,633
#	Aaron's Co., Inc.	170,819	2,502,498
#*	Abercrombie & Fitch Co., Class A	423,867	12,275,188
#	Academy Sports & Outdoors, Inc.	384,838	22,482,236
#	Acushnet Holdings Corp.	197,316	9,263,986
#*	Adient PLC	766,719	34,517,689
	ADT, Inc.	841,418	7,396,064
#*	Adtalem Global Education, Inc.	513,064	19,588,784
#*	Allbirds, Inc., Class A	34,236	94,149
	AMCON Distributing Co.	2,433	429,425
*	American Axle & Manufacturing Holdings, Inc.	708,290	6,282,532
	American Eagle Outfitters, Inc.	1,511,782	24,400,162
*	American Outdoor Brands, Inc.	150,497	1,577,209
*	American Public Education, Inc.	158,168	1,915,415
#*	America's Car-Mart, Inc.	68,637	5,912,391
#	Ark Restaurants Corp.	41,445	770,877
#*	Asbury Automotive Group, Inc.	78,182	17,200,040
	Autoliv, Inc.	18,678	1,720,617
#*	AutoNation, Inc.	560,041	70,968,396
*	Barnes & Noble Education, Inc.	486,378	1,123,533
	Bassett Furniture Industries, Inc.	99,063	1,917,860
*	Beazer Homes USA, Inc.	118,659	1,942,448
	Big 5 Sporting Goods Corp.	30,819	307,882
#	Big Lots, Inc.	327,161	5,352,354
#*	Biglari Holdings, Inc., Class A	935	748,000
*	Biglari Holdings, Inc., Class B	16,939	2,762,243
*	BJ's Restaurants, Inc.	227,741	7,189,783
*	Boot Barn Holdings, Inc.	51,147	4,270,263
	BorgWarner, Inc.	1,734,241	81,994,915
	Brunswick Corp.	31,252	2,635,481
*	Build-A-Bear Workshop, Inc.	160,459	3,940,873
#	Caleres, Inc.	322,676	8,396,030
*	Capri Holdings Ltd.	434,229	28,871,886
#*	CarParts.com, Inc.	59,649	406,806
	Carriage Services, Inc.	88,467	2,868,100
*	Carrols Restaurant Group, Inc.	176,726	379,961
#	Cato Corp., Class A	216,106	2,148,094
*	Cavco Industries, Inc.	69,882	18,595,600
*	Century Casinos, Inc.	18,388	162,182
#	Century Communities, Inc.	299,045	18,301,554
*	Charles & Colvard Ltd.	45,459	43,604
#*	Chegg, Inc.	62,953	1,306,904
#*	Chico's FAS, Inc.	862,659	4,546,213
#*	Children's Place, Inc.	92,497	4,196,589
#*	Chuy's Holdings, Inc.	201,287	6,890,054
#*	Citi Trends, Inc.	65,145	2,050,765

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Conn's, Inc.	230,045	$2,164,723
#*	Container Store Group, Inc.	569,192	2,965,490
*	Cooper-Standard Holdings, Inc.	25,158	420,390
	Culp, Inc.	96,868	503,714
	Dana, Inc.	1,002,969	18,193,858
*	Delta Apparel, Inc.	46,325	540,613
#	Designer Brands, Inc., Class A	484,766	4,997,937
	Dick's Sporting Goods, Inc.	136,250	17,816,050
#	Dillard's, Inc., Class A	164,474	64,689,269
#*	Dorman Products, Inc.	2,360	229,062
#*	Duluth Holdings, Inc., Class B	34,991	232,690
	El Pollo Loco Holdings, Inc.	351,737	4,315,813
#	Escalade, Inc.	35,092	435,843
#	Ethan Allen Interiors, Inc.	286,365	8,230,130
*	Fiesta Restaurant Group, Inc.	220,127	1,866,677
	Flanigan's Enterprises, Inc.	2,672	70,541
#	Flexsteel Industries, Inc.	68,906	1,327,130
#	Foot Locker, Inc.	899,335	39,130,066
*	Fossil Group, Inc.	222,499	1,263,794
#	Franchise Group, Inc.	49,343	1,524,205
*	Full House Resorts, Inc.	10,248	90,387
#*	Funko, Inc., Class A	60,091	727,101
	Gap, Inc.	322,459	4,375,769
*	Genesco, Inc.	142,958	6,903,442
*	G-III Apparel Group Ltd.	443,087	7,497,032
*	Goodyear Tire & Rubber Co.	1,855,463	20,873,959
*	GoPro, Inc., Class A	1,242,999	7,644,444
	Graham Holdings Co., Class B	38,231	24,976,695
#*	Green Brick Partners, Inc.	179,567	5,602,490
#	Group 1 Automotive, Inc.	166,163	35,533,958
#*	GrowGeneration Corp.	75,059	387,304
	Guess?, Inc.	541,120	12,537,750
	Hamilton Beach Brands Holding Co., Class A	27,700	358,715
	Harley-Davidson, Inc.	117,600	5,413,128
#	Haverty Furniture Cos., Inc.	171,735	5,996,986
	Haverty Furniture Cos., Inc., Class A	844	28,991
#*	Helen of Troy Ltd.	15,230	1,722,665
#	Hibbett, Inc.	143,790	9,541,904
	Hooker Furnishings Corp.	85,818	1,807,327
*	Horizon Global Corp.	27,791	48,356
#*	Hovnanian Enterprises, Inc., Class A	14,034	812,288
#*	iRobot Corp.	63,421	2,853,945
*	JAKKS Pacific, Inc.	1,177	24,540
	Johnson Outdoors, Inc., Class A	74,039	5,068,710
#	KB Home	221,451	8,514,791
#	Kohl's Corp.	636,780	20,612,569
#*	Lakeland Industries, Inc.	72,086	1,043,805
*	Lands' End, Inc.	100,840	910,585
#*	Landsea Homes Corp.	17,916	118,783
	Laureate Education, Inc.	1,061,578	11,656,126
	La-Z-Boy, Inc.	448,592	12,753,471
*	Lazydays Holdings, Inc.	1,060	13,981
#	LCI Industries	55,227	6,197,574
	Lear Corp.	144,244	21,027,890
*	Legacy Housing Corp.	23,388	468,228
#	Leggett & Platt, Inc.	33,264	1,216,132
#*	LGI Homes, Inc.	217,441	24,755,658
#*	Life Time Group Holdings, Inc.	27,879	523,846
#	Lifetime Brands, Inc.	164,248	1,315,626

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	107,607	$683,304
#	Lithia Motors, Inc.	193,912	51,037,638
*	LL Flooring Holdings, Inc.	95,523	578,869
#*	Lovesac Co.	23,267	598,893
*	M/I Homes, Inc.	132,543	7,926,071
	Macy's, Inc.	1,441,955	34,073,397
*	Malibu Boats, Inc., Class A	37,687	2,283,455
#*	MarineMax, Inc.	214,059	6,689,344
	Marriott Vacations Worldwide Corp.	40,354	6,458,254
*	MasterCraft Boat Holdings, Inc.	31,431	903,956
#	MDC Holdings, Inc.	718,844	27,143,549
*	Meritage Homes Corp.	252,136	27,152,526
*	Modine Manufacturing Co.	573,768	13,707,318
*	Mohawk Industries, Inc.	285,209	34,242,193
*	Monarch Casino & Resort, Inc.	13,813	1,058,352
#	Monro, Inc.	197,698	10,062,828
#*	Motorcar Parts of America, Inc.	119,702	1,742,861
#	Movado Group, Inc.	177,433	6,274,031
#*	National Vision Holdings, Inc.	143,770	5,908,947
#*	Nautilus, Inc.	53,107	98,248
	Newell Brands, Inc.	391,826	6,253,543
*	ODP Corp.	378,822	19,547,215
#*	Ollie's Bargain Outlet Holdings, Inc.	150,835	8,259,725
*	OneSpaWorld Holdings Ltd.	39,715	417,405
#*	OneWater Marine, Inc., Class A	3,181	104,146
#	Oxford Industries, Inc.	78,866	9,244,673
#	Patrick Industries, Inc.	164,699	11,688,688
#*	Penn Entertainment, Inc.	24,553	870,404
#	Penske Automotive Group, Inc.	522,178	66,744,792
*	Perdoceo Education Corp.	709,113	10,615,422
*	Playa Hotels & Resorts NV	976,683	7,403,257
#*	PLBY Group, Inc.	7,884	23,021
*	Potbelly Corp.	3,155	25,208
	PulteGroup, Inc.	684,692	38,952,128
	PVH Corp.	91,749	8,248,235
*	Qurate Retail, Inc., Class A	245,399	633,129
#	Ralph Lauren Corp.	32,069	3,971,746
	RCI Hospitality Holdings, Inc.	72,575	6,589,084
#*	Red Robin Gourmet Burgers, Inc.	16,713	149,414
#	Rent-A-Center, Inc.	54,644	1,469,377
#	Rocky Brands, Inc.	59,248	1,865,127
#	Shoe Carnival, Inc.	306,909	8,381,685
#	Signet Jewelers Ltd.	448,465	34,446,597
*	Skechers USA, Inc., Class A	27,133	1,306,454
#	Smith & Wesson Brands, Inc.	279,537	3,097,270
*	Solo Brands, Inc., Class A	3,132	13,843
#	Sonic Automotive, Inc., Class A	280,518	15,066,622
#*	Sportsman's Warehouse Holdings, Inc.	413,717	3,901,351
	Standard Motor Products, Inc.	243,038	9,833,318
	Steven Madden Ltd.	127,824	4,582,490
*	Stoneridge, Inc.	283,749	6,997,250
#	Strategic Education, Inc.	71,816	6,704,024
*	Strattec Security Corp.	33,578	836,428
#*	Stride, Inc.	425,551	18,268,904
	Superior Group of Cos., Inc.	70,032	835,482
*	Taylor Morrison Home Corp.	1,224,040	43,820,632
#	Thor Industries, Inc.	142,462	13,580,902
#*	Tile Shop Holdings, Inc.	34,716	173,580
#*	Tilly's, Inc., Class A	209,933	1,860,006

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	1,187,844	$70,664,840
*	TopBuild Corp.	10,413	2,083,225
#*	Topgolf Callaway Brands Corp.	327,154	8,012,001
*	Toughbuilt Industries, Inc.	42,323	91,418
*	TravelCenters of America, Inc.	87,013	3,960,832
#*	Tri Pointe Homes, Inc.	1,140,070	25,184,146
*	Under Armour, Inc., Class A	92,709	1,148,665
#*	Under Armour, Inc., Class C	79,699	868,719
*	Unifi, Inc.	170,929	1,461,443
*	Universal Electronics, Inc.	105,242	2,465,820
*	Universal Technical Institute, Inc.	315,387	2,390,633
#*	Urban Outfitters, Inc.	1,041,351	28,522,604
*	Vera Bradley, Inc.	305,668	1,818,725
#*	Vista Outdoor, Inc.	548,652	16,102,936
#*	VOXX International Corp.	247,197	2,606,692
#	Weyco Group, Inc.	82,809	2,254,061
	Whirlpool Corp.	9,500	1,478,105
#	Winnebago Industries, Inc.	345,047	21,972,593
	Wolverine World Wide, Inc.	94,874	1,530,318
»††	Zagg, Inc.	262,920	23,663
#*	Zumiez, Inc.	221,556	5,722,792
TOTAL CONSUMER DISCRETIONARY			1,712,442,632
CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	80,949	2,145,149
	Andersons, Inc.	348,688	12,824,745
*	BellRing Brands, Inc.	487,660	13,830,038
#*	Bridgford Foods Corp.	1,732	21,477
#	Calavo Growers, Inc.	27,181	871,151
	Cal-Maine Foods, Inc.	285,760	16,351,187
#*	Central Garden & Pet Co.	103,456	4,338,945
*	Central Garden & Pet Co., Class A	337,596	13,378,929
#	Coffee Holding Co., Inc.	13,332	33,330
#††	Costa Communications, Inc.	17,714	78,296
#*	Duckhorn Portfolio, Inc.	147,108	2,380,207
#	Edgewell Personal Care Co.	583,452	25,006,753
#*	Farmer Bros Co.	103,932	507,188
	Fresh Del Monte Produce, Inc.	504,699	14,434,391
#*	Freshpet, Inc.	13,855	877,437
*	Grocery Outlet Holding Corp.	151,447	4,602,474
*	Hain Celestial Group, Inc.	58,065	1,191,494
#*	Honest Co., Inc.	72,107	237,953
*	Hostess Brands, Inc.	1,321,345	30,562,710
	Ingles Markets, Inc., Class A	165,007	15,675,665
	Ingredion, Inc.	427,626	43,959,953
#	J&J Snack Foods Corp.	4,855	695,722
	John B. Sanfilippo & Son, Inc.	815	68,876
*	Lifecore Biomedical, Inc.	256,439	1,592,486
	Lifevantage Corp.	21,571	86,284
#*	Lifeway Foods, Inc.	152,577	817,813
	Limoneira Co.	125,715	1,650,638
#	MGP Ingredients, Inc.	67,569	6,590,680
*	Mission Produce, Inc.	11,532	143,689
	Molson Coors Beverage Co., Class B	1,044,889	54,940,264
*	Natural Alternatives International, Inc.	42,878	375,611
	Natural Grocers by Vitamin Cottage, Inc.	241,339	2,396,496
	Natural Health Trends Corp.	3,000	14,010
#*	Nature's Sunshine Products, Inc.	16,812	177,535
	Nu Skin Enterprises, Inc., Class A	397,880	17,061,094

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Oil-Dri Corp. of America	55,548	$2,015,837
*	Performance Food Group Co.	52,062	3,192,442
*	Pilgrim's Pride Corp.	338,655	8,222,543
*	Post Holdings, Inc.	488,824	46,413,839
	PriceSmart, Inc.	178,652	13,275,630
	Seaboard Corp.	3,694	14,482,327
#*	Seneca Foods Corp., Class A	67,033	4,189,563
*»	Seneca Foods Corp., Class B	189	12,132
#*	Simply Good Foods Co.	264,971	9,618,447
*	Sovos Brands, Inc.	15,449	209,488
	SpartanNash Co.	398,535	12,625,589
	Spectrum Brands Holdings, Inc.	102,139	6,933,195
#*	Sprouts Farmers Market, Inc.	215,232	6,876,662
#	Tootsie Roll Industries, Inc.	8,790	393,177
#*	TreeHouse Foods, Inc.	443,376	21,472,700
*	U.S. Foods Holding Corp.	516,299	19,686,481
*	United Natural Foods, Inc.	659,609	27,452,927
	Universal Corp.	243,789	13,254,808
*	USANA Health Sciences, Inc.	8,880	518,947
#	Village Super Market, Inc., Class A	113,097	2,630,636
#	Weis Markets, Inc.	263,322	22,735,221
#*	Whole Earth Brands, Inc.	101,094	383,146
*	Willamette Valley Vineyards, Inc.	4,392	27,516
TOTAL CONSUMER STAPLES			526,543,923
ENERGY — (7.9%)
	Adams Resources & Energy, Inc.	31,660	1,519,680
#*	Alto Ingredients, Inc.	344,131	1,166,604
	Antero Midstream Corp.	595,339	6,489,195
#*	Antero Resources Corp.	1,006,388	29,024,230
	Arch Resources, Inc.	100,315	14,848,626
	Archrock, Inc.	1,763,304	17,474,343
*	Ardmore Shipping Corp.	372,485	5,456,905
#	Berry Corp.	512,840	4,718,128
#*	Bristow Group, Inc.	66,584	2,033,475
#	California Resources Corp.	125,868	5,378,340
#*	Callon Petroleum Co.	292,252	12,435,323
#	ChampionX Corp.	162,219	5,356,471
	Chord Energy Corp.	82,835	11,872,741
#	Civitas Resources, Inc.	181,422	12,073,634
#*	Clean Energy Fuels Corp.	1,754,646	9,931,296
#*	CNX Resources Corp.	2,038,928	34,111,265
#	Comstock Resources, Inc.	162,664	1,976,368
	CONSOL Energy, Inc.	293,813	16,991,206
	Delek U.S. Holdings, Inc.	769,583	20,594,041
	DHT Holdings, Inc.	1,813,773	15,544,035
*	DMC Global, Inc.	14,537	330,571
#	Dorian LPG Ltd.	451,532	8,962,910
*	Dril-Quip, Inc.	190,949	5,864,044
*	DT Midstream, Inc.	84,384	4,612,429
#*	Earthstone Energy, Inc., Class A	143,450	1,993,955
	EnLink Midstream LLC	1,689,380	21,488,914
	Epsilon Energy Ltd.	24,587	145,309
	Equitrans Midstream Corp.	1,094,853	7,937,684
	Evolution Petroleum Corp.	167,447	1,044,869
#*	Expro Group Holdings NV	46,425	876,968
*	Forum Energy Technologies, Inc.	28,728	948,024
*	Geospace Technologies Corp.	49,449	235,377
#*	Green Plains, Inc.	386,122	13,425,462

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Gulf Island Fabrication, Inc.	168,343	$824,881
#*	Hallador Energy Co.	102,511	906,197
#*	Helix Energy Solutions Group, Inc.	1,223,450	9,701,958
	Helmerich & Payne, Inc.	777,069	37,641,222
	HF Sinclair Corp.	1,452,267	82,633,992
#*	Independence Contract Drilling, Inc.	26,810	117,696
#	International Seaways, Inc.	411,801	15,994,351
	Liberty Energy, Inc.	602,043	9,530,341
#*	Mammoth Energy Services, Inc.	43,466	283,833
#	Matador Resources Co.	841,863	55,697,656
*	Mexco Energy Corp.	1,981	26,942
	Murphy Oil Corp.	1,454,666	63,437,984
*	Nabors Industries Ltd.	38,644	6,860,856
	NACCO Industries, Inc., Class A	57,168	2,227,837
#*	National Energy Services Reunited Corp.	132,114	998,782
#*	Natural Gas Services Group, Inc.	127,250	1,457,013
*	Newpark Resources, Inc.	429,143	1,948,309
#*	NexTier Oilfield Solutions, Inc.	1,301,277	12,258,029
*	Noble Corp. PLC	93,346	3,798,249
#	Nordic American Tankers Ltd.	715,138	2,174,020
	NOV, Inc.	401,601	9,815,128
#*	Oceaneering International, Inc.	96,183	2,053,507
#*	Oil States International, Inc.	589,486	5,046,000
#*	Overseas Shipholding Group, Inc., Class A	705,651	2,632,078
*	Par Pacific Holdings, Inc.	47,430	1,267,804
	Patterson-UTI Energy, Inc.	1,917,137	32,207,902
	PBF Energy, Inc., Class A	1,099,741	46,178,125
	PDC Energy, Inc.	844,689	57,210,786
#*	Peabody Energy Corp.	772,601	21,547,842
#	Permian Resources Corp.	1,340,890	14,575,474
#	PHX Minerals, Inc.	129,385	467,080
#*	PrimeEnergy Resources Corp.	1,890	173,559
*	ProPetro Holding Corp.	791,568	7,876,102
	Range Resources Corp.	2,084,081	52,143,707
*	Ranger Energy Services, Inc.	7,036	80,140
#	Ranger Oil Corp., Class A	38,083	1,599,486
*	REX American Resources Corp.	201,165	6,582,119
	Riley Exploration Permian, Inc.	521	17,292
#	RPC, Inc.	912,001	9,047,050
*	SandRidge Energy, Inc.	242,772	3,838,225
	Scorpio Tankers, Inc.	531,457	25,440,847
*	SEACOR Marine Holdings, Inc.	172,063	1,761,925
	Select Energy Services, Inc., Class A	704,294	6,183,701
	SFL Corp. Ltd.	895,829	9,119,539
#*	SilverBow Resources, Inc.	25,673	674,430
	Sitio Royalties Corp., Class A	51,908	1,379,196
	SM Energy Co.	933,660	30,689,404
*	Smart Sand, Inc.	53,708	97,211
#	Solaris Oilfield Infrastructure, Inc., Class A	242,090	2,563,733
#*	Talos Energy, Inc.	586,726	11,623,042
*	TechnipFMC PLC	2,372,205	32,949,927
*	Teekay Corp.	166,999	811,615
*	Teekay Tankers Ltd., Class A	314,258	9,644,578
#*	Tidewater, Inc.	314,664	13,656,418
#*	Transocean Ltd.	2,641,314	17,802,456
*	U.S. Silica Holdings, Inc.	606,127	7,418,994
#	VAALCO Energy, Inc.	51,527	239,601
#*	Vital Energy, Inc.	35,753	2,012,179
*	Vitesse Energy, Inc.	117,986	1,883,057

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Fuel Services Corp.	621,437	$17,586,667
TOTAL ENERGY			1,073,280,496
FINANCIALS — (25.2%)
	1st Source Corp.	216,398	10,644,618
#*	Acacia Research Corp.	141,712	617,864
#	ACNB Corp.	23,081	908,237
#	Alerus Financial Corp.	18,725	385,361
	Ally Financial, Inc.	153,880	4,999,561
#	Amalgamated Financial Corp.	103,829	2,382,876
	A-Mark Precious Metals, Inc.	74,331	2,861,744
*	Ambac Financial Group, Inc.	85,074	1,417,333
#	Amerant Bancorp, Inc.	56,448	1,571,512
	American Equity Investment Life Holding Co.	964,245	45,946,274
#	American National Bankshares, Inc.	86,547	2,995,392
	Ameris Bancorp	607,912	28,669,130
	AmeriServ Financial, Inc.	158,126	637,248
	Ames National Corp.	27,160	654,284
	Argo Group International Holdings Ltd.	330,195	9,166,213
#	Arrow Financial Corp.	112,439	3,700,367
*	AssetMark Financial Holdings, Inc.	36,687	973,673
	Associated Banc-Corp.	1,586,076	35,543,963
	Associated Capital Group, Inc., Class A	16,699	635,397
	Assured Guaranty Ltd.	677,784	42,429,278
	Atlantic American Corp.	864	2,212
	Atlantic Union Bankshares Corp.	739,493	28,610,984
#*	Atlanticus Holdings Corp.	48,126	1,564,095
	Auburn National BanCorp, Inc.	692	16,539
*	Avantax, Inc.	283,935	8,273,866
	Axis Capital Holdings Ltd.	662,124	41,429,099
*	Axos Financial, Inc.	253,859	12,215,695
	Banc of California, Inc.	610,414	10,633,412
*	Bancorp, Inc.	216,159	7,334,275
	Bank of Marin Bancorp	166,340	5,068,380
	Bank OZK	1,161,169	53,030,588
#	Bank7 Corp.	15,659	431,562
	BankFinancial Corp.	173,956	1,755,216
	BankUnited, Inc.	840,966	31,653,960
	Bankwell Financial Group, Inc.	42,299	1,250,781
	Banner Corp.	319,869	20,737,107
	Bar Harbor Bankshares	77,517	2,408,453
#	BayCom Corp.	92,715	1,864,499
#	BCB Bancorp, Inc.	172,994	3,112,162
#	Berkshire Hills Bancorp, Inc.	514,017	15,960,228
#*	Blue Foundry Bancorp	39,680	471,398
	Blue Ridge Bankshares, Inc.	36,843	466,432
	BOK Financial Corp.	193,952	19,492,176
#	Bread Financial Holdings, Inc.	182,938	7,505,946
#*	Bridgewater Bancshares, Inc.	98,447	1,531,835
*	Brighthouse Financial, Inc.	475,672	26,766,063
	Brookline Bancorp, Inc.	769,550	10,065,721
#	Business First Bancshares, Inc.	53,542	1,110,461
#	Byline Bancorp, Inc.	202,520	5,022,496
	C&F Financial Corp.	23,696	1,445,219
	Cadence Bank	1,016,729	26,007,928
*»	California First Leasing Corp.	2,388	38,208
#	Cambridge Bancorp	15,142	1,211,360
#	Camden National Corp.	160,693	6,786,065
*	Cannae Holdings, Inc.	633,523	15,483,302

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital Bancorp, Inc.	33,176	$713,284
#	Capital City Bank Group, Inc.	150,240	4,878,293
#	Capitol Federal Financial, Inc.	1,573,514	13,170,312
	Capstar Financial Holdings, Inc.	105,907	1,843,841
*	Carter Bankshares, Inc.	74,830	1,243,675
*	Carver Bancorp, Inc.	6,158	29,989
#	Cathay General Bancorp	293,624	12,907,711
#*»	CCUR Holdings, Inc.	14	43,400
	Central Pacific Financial Corp.	154,620	3,494,412
	Central Valley Community Bancorp	80,916	2,014,808
	Chemung Financial Corp.	11,395	592,996
#	Citizens & Northern Corp.	88,238	2,087,711
#	Citizens Community Bancorp, Inc.	18,131	225,006
#*	Citizens, Inc.	25,330	60,792
	Civista Bancshares, Inc.	105,789	2,295,621
	CNA Financial Corp.	59,911	2,609,723
	CNB Financial Corp.	154,169	3,718,556
	CNO Financial Group, Inc.	789,069	20,326,417
	Codorus Valley Bancorp, Inc.	47,568	1,175,405
	Colony Bankcorp, Inc.	10,820	139,470
#	Columbia Banking System, Inc.	871,350	26,933,429
	Comerica, Inc.	253,633	18,593,835
	Community Financial Corp.	11,223	452,960
	Community Trust Bancorp, Inc.	204,624	8,815,202
	Community West Bancshares	5,040	74,592
	ConnectOne Bancorp, Inc.	400,349	9,516,296
#*	Consumer Portfolio Services, Inc.	223,877	2,249,964
#	Cowen, Inc., Class A	142,315	5,533,207
#*	CrossFirst Bankshares, Inc.	160,122	2,161,647
*	Customers Bancorp, Inc.	365,740	11,107,524
	CVB Financial Corp.	38,535	933,318
#	Dime Community Bancshares, Inc.	426,997	12,733,051
	Donegal Group, Inc., Class A	285,184	4,329,093
	Eagle Bancorp Montana, Inc.	2,674	44,736
	Eagle Bancorp, Inc.	257,911	12,248,193
	Eastern Bankshares, Inc.	390,637	6,316,600
#*	Elevate Credit, Inc.	128,512	231,322
	Employers Holdings, Inc.	316,229	13,872,966
#*	Encore Capital Group, Inc.	264,200	14,721,224
*	Enova International, Inc.	366,824	16,745,516
*	Enstar Group Ltd.	136,199	33,001,018
#	Enterprise Bancorp, Inc.	52,445	1,863,895
	Enterprise Financial Services Corp.	176,238	9,397,010
#	Equity Bancshares, Inc., Class A	176,127	5,257,391
	ESSA Bancorp, Inc.	35,707	731,994
	Essent Group Ltd.	153,894	6,775,953
	Evans Bancorp, Inc.	26,732	1,056,983
	Everest Re Group Ltd.	124,373	43,491,994
#*	EZCORP, Inc., Class A	602,594	5,489,631
	Farmers & Merchants Bancorp, Inc.	5,079	144,498
	Farmers National Banc Corp.	239,010	3,436,964
	FB Financial Corp.	222,632	8,362,058
	Federal Agricultural Mortgage Corp., Class A	300	33,224
	Federal Agricultural Mortgage Corp., Class C	69,077	9,185,169
	Fidelity D&D Bancorp, Inc.	1,845	88,025
	Financial Institutions, Inc.	181,708	4,490,005
	First American Financial Corp.	193,707	11,984,652
	First Bancorp	302,331	12,047,890
	First BanCorp	1,829,231	24,603,157

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp, Inc.	94,054	$2,789,642
	First Bancshares, Inc.	107,788	3,303,702
#	First Bank	94,929	1,284,389
	First Busey Corp.	453,316	10,820,653
	First Business Financial Services, Inc.	80,232	2,872,306
	First Citizens BancShares, Inc., Class A	39,468	30,693,474
#	First Commonwealth Financial Corp.	895,462	13,172,246
	First Community Bankshares, Inc.	182,710	5,939,902
#	First Community Corp.	3,070	63,119
	First Financial Bancorp	933,793	23,652,977
	First Financial Corp.	52,817	2,372,540
	First Financial Northwest, Inc.	91,175	1,372,184
	First Foundation, Inc.	395,836	6,147,333
	First Hawaiian, Inc.	399,881	10,972,735
	First Horizon Corp.	3,817,193	94,399,183
	First Internet Bancorp	96,273	2,531,017
	First Interstate BancSystem, Inc., Class A	581,178	20,852,667
	First Merchants Corp.	516,699	22,032,045
#	First Mid Bancshares, Inc.	87,279	2,804,274
	First Northwest Bancorp	12,251	185,603
	First of Long Island Corp.	230,100	4,063,566
	First United Corp.	24,102	468,543
#*	First Western Financial, Inc.	24,545	644,306
	Flushing Financial Corp.	316,911	6,081,522
#	FNB Corp.	2,682,576	38,280,360
	FS Bancorp, Inc.	70,699	2,541,629
	Fulton Financial Corp.	1,763,822	29,508,742
#*	FVCBankcorp, Inc.	27,199	465,919
*	Genworth Financial, Inc., Class A	3,681,095	20,319,644
	German American Bancorp, Inc.	103,164	3,973,877
	Globe Life, Inc.	46,666	5,639,586
	Great Southern Bancorp, Inc.	139,078	8,127,718
*	Green Dot Corp., Class A	144,058	2,604,569
#*	Greenlight Capital Re Ltd., Class A	310,886	3,062,227
	Guaranty Bancshares, Inc.	46,871	1,545,806
	Hallmark Financial Services, Inc.	6,216	45,377
	Hancock Whitney Corp.	691,819	35,614,842
	Hanmi Financial Corp.	346,790	8,076,739
	HarborOne Bancorp, Inc.	463,215	6,318,253
	Hawthorn Bancshares, Inc.	760	18,301
#	HBT Financial, Inc.	19,400	406,818
	Heartland Financial USA, Inc.	320,809	15,870,421
	Heritage Commerce Corp.	669,757	8,117,455
	Heritage Financial Corp.	386,342	11,022,337
	Heritage Insurance Holdings, Inc.	172,389	434,420
#	Hilltop Holdings, Inc.	498,481	16,300,329
#	Hingham Institution For Savings	1,075	314,266
	HMN Financial, Inc.	4,634	101,160
	Home Bancorp, Inc.	52,823	2,028,403
	HomeStreet, Inc.	197,415	5,442,732
	HomeTrust Bancshares, Inc.	52,143	1,407,861
	Hope Bancorp, Inc.	1,351,192	17,416,865
#	Horace Mann Educators Corp.	459,239	16,353,501
	Horizon Bancorp, Inc.	501,988	7,851,092
	Independent Bank Corp.	238,558	19,010,687
	Independent Bank Corp.	194,231	4,306,101
	Independent Bank Group, Inc.	448,404	27,487,165
	International Bancshares Corp.	606,927	28,446,669
#	Invesco Ltd.	3,332,133	61,677,782

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investar Holding Corp.	24,497	$510,762
	Investors Title Co.	12,972	2,101,464
	Jackson Financial, Inc., Class A	331,169	14,584,683
#	James River Group Holdings Ltd.	272,293	6,170,159
#	Janus Henderson Group PLC	889,616	23,058,847
	Jefferies Financial Group, Inc.	1,002,496	39,378,043
#	Kearny Financial Corp.	724,788	6,798,511
	Kemper Corp.	408,054	23,965,011
	Kentucky First Federal Bancorp	315	2,145
	Kingstone Cos., Inc.	89,841	150,933
	Lake Shore Bancorp, Inc.	406	5,112
	Lakeland Bancorp, Inc.	541,553	10,435,726
	Landmark Bancorp, Inc.	1,651	36,850
#	LCNB Corp.	46,616	850,742
*	LendingClub Corp.	577,102	5,592,118
#	Live Oak Bancshares, Inc.	39,201	1,341,850
	Luther Burbank Corp.	99,440	1,167,426
	Macatawa Bank Corp.	377,038	4,154,959
#*	Maiden Holdings Ltd.	919,999	2,180,398
	MainStreet Bancshares, Inc.	3,150	90,405
*	Malvern Bancorp, Inc.	1,318	23,184
*	MBIA, Inc.	286,093	3,722,070
	Mercantile Bank Corp.	176,459	6,057,837
	Merchants Bancorp	69,942	2,012,231
#	Mercury General Corp.	133,401	4,766,418
	Meridian Corp.	2,196	69,943
#	Metrocity Bankshares, Inc.	16,161	326,775
*	Metropolitan Bank Holding Corp.	77,194	4,583,780
	MGIC Investment Corp.	1,103,587	15,582,648
#	Mid Penn Bancorp, Inc.	31,461	990,078
	Midland States Bancorp, Inc.	229,273	5,841,876
	MidWestOne Financial Group, Inc.	87,399	2,722,479
*	Mr Cooper Group, Inc.	464,321	21,354,123
	MVB Financial Corp.	29,973	661,804
	National Bank Holdings Corp., Class A	250,816	10,591,960
	National Bankshares, Inc.	16,128	654,152
#	National Western Life Group, Inc., Class A	29,620	8,198,816
#	Navient Corp.	1,523,083	28,892,885
	NBT Bancorp, Inc.	336,427	13,224,945
	Nelnet, Inc., Class A	280,843	26,817,698
#	New York Community Bancorp, Inc.	5,350,272	53,449,217
#*	NI Holdings, Inc.	27,630	366,098
*	Nicholas Financial, Inc.	44,982	301,379
#*	Nicolet Bankshares, Inc.	60,289	4,394,465
*	NMI Holdings, Inc., Class A	751,192	17,450,190
#	Northeast Bank	82,260	3,882,672
#	Northeast Community Bancorp, Inc.	13,268	205,787
#	Northfield Bancorp, Inc.	541,894	8,101,315
	Northrim BanCorp, Inc.	60,074	3,215,761
#	Northwest Bancshares, Inc.	1,435,101	20,292,328
#	Norwood Financial Corp.	4,785	164,365
	OceanFirst Financial Corp.	487,976	11,672,386
#*	Ocwen Financial Corp.	67,707	2,437,452
	OFG Bancorp	537,738	15,223,363
#	Ohio Valley Banc Corp.	10,660	277,906
	Old National Bancorp	2,170,768	37,988,440
	Old Republic International Corp.	1,989,083	52,491,900
	Old Second Bancorp, Inc.	274,145	4,657,724
	OP Bancorp	53,982	612,156

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Oppenheimer Holdings, Inc., Class A	65,321	$3,109,933
	Origin Bancorp, Inc.	34,934	1,310,025
	Orrstown Financial Services, Inc.	55,652	1,377,387
#*	Oscar Health, Inc., Class A	114,012	437,806
*	Oxbridge Re Holdings Ltd.	4,468	10,187
	Pacific Premier Bancorp, Inc.	953,300	30,829,722
	PacWest Bancorp	769,707	21,290,096
#	Park National Corp.	6,369	797,717
	Parke Bancorp, Inc.	48,039	994,648
#	Pathward Financial, Inc.	258,082	12,806,029
#	PCB Bancorp	26,697	495,763
	Peapack-Gladstone Financial Corp.	209,640	7,775,548
	Penns Woods Bancorp, Inc.	35,298	945,633
	PennyMac Financial Services, Inc.	401,154	27,045,803
	Peoples Bancorp of North Carolina, Inc.	10,339	343,255
#	Peoples Bancorp, Inc.	319,307	9,473,839
	Peoples Financial Services Corp.	16,754	854,119
	Pinnacle Financial Partners, Inc.	288,867	22,742,499
	Plumas Bancorp	3,026	124,036
#*	Ponce Financial Group, Inc.	1,336	12,158
	Popular, Inc.	721,158	49,500,285
#*	PRA Group, Inc.	391,086	15,737,301
	Preferred Bank	60,257	4,286,080
	Premier Financial Corp.	386,721	9,675,759
#	Primis Financial Corp.	245,091	2,901,877
#	Princeton Bancorp, Inc.	956	32,829
	ProAssurance Corp.	164,264	3,185,079
*	Professional Holding Corp., Class A	22,416	642,218
*	PROG Holdings, Inc.	168,819	3,762,976
	Prosperity Bancshares, Inc.	353,219	26,795,193
#	Provident Bancorp, Inc.	32,000	288,640
	Provident Financial Holdings, Inc.	49,350	701,264
	Provident Financial Services, Inc.	816,574	19,156,826
	QCR Holdings, Inc.	171,281	9,002,529
	Radian Group, Inc.	758,065	16,753,237
	RBB Bancorp	92,966	1,872,335
#	Red River Bancshares, Inc.	498	25,348
#	Regional Management Corp.	109,114	3,763,342
	Reinsurance Group of America, Inc.	344,240	52,245,305
	RenaissanceRe Holdings Ltd.	6,195	1,212,300
	Renasant Corp.	614,234	21,854,446
	Republic Bancorp, Inc., Class A	86,837	3,905,928
#*	Republic First Bancorp, Inc.	369,181	812,198
	Richmond Mutual BanCorp, Inc.	3,315	43,161
	Riverview Bancorp, Inc.	224,450	1,647,463
	S&T Bancorp, Inc.	342,434	12,457,749
	Safety Insurance Group, Inc.	121,191	10,227,309
#	Sandy Spring Bancorp, Inc.	420,978	14,229,056
#	Seacoast Banking Corp. of Florida	290,695	9,334,216
#*	Security National Financial Corp., Class A	48,941	352,865
	Shore Bancshares, Inc.	96,501	1,686,837
	Sierra Bancorp	170,028	3,580,790
	Simmons First National Corp., Class A	1,055,673	23,552,065
*	SiriusPoint Ltd.	258,280	1,960,345
	SmartFinancial, Inc.	69,119	1,864,139
	South Plains Financial, Inc.	28,212	792,757
*	Southern First Bancshares, Inc.	54,911	2,311,204
#	Southern Missouri Bancorp, Inc.	51,349	2,486,319
	Southside Bancshares, Inc.	180,221	6,826,771

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	SouthState Corp.	430,094	$34,235,482
	Stellar Bancorp, Inc.	368,155	10,348,837
#*	Sterling Bancorp, Inc.	58,432	355,851
	Stewart Information Services Corp.	285,965	13,660,548
	Stifel Financial Corp.	148,118	9,984,634
*	StoneX Group, Inc.	143,828	12,639,605
	Summit Financial Group, Inc.	61,322	1,591,306
	Summit State Bank	3,741	59,444
	Synovus Financial Corp.	51,006	2,139,702
	Territorial Bancorp, Inc.	83,313	2,001,178
*	Texas Capital Bancshares, Inc.	541,650	35,786,816
	Timberland Bancorp, Inc.	85,280	2,839,824
	Tiptree, Inc.	387,789	5,820,713
#	Tompkins Financial Corp.	10,628	800,607
	Towne Bank	586,865	17,881,777
#*	Trean Insurance Group, Inc.	55,280	336,655
	TriCo Bancshares	204,733	10,349,253
#	Trinity Capital, Inc.	10,285	137,716
*	Triumph Financial, Inc.	41,579	2,317,198
	TrustCo Bank Corp. NY	208,588	7,490,395
	Trustmark Corp.	650,887	18,953,829
	UMB Financial Corp.	2,525	227,730
	Umpqua Holdings Corp.	1,373,682	25,001,012
	United Bancshares, Inc.	7,312	145,509
#	United Bankshares, Inc.	1,045,164	42,015,593
	United Community Banks, Inc.	588,851	19,161,212
#	United Fire Group, Inc.	282,969	8,910,694
#	United Security Bancshares	127,025	1,003,498
	Unity Bancorp, Inc.	69,492	1,839,453
	Universal Insurance Holdings, Inc.	350,734	4,468,351
	Univest Financial Corp.	316,302	8,587,599
	Unum Group	1,549,665	65,132,420
#	Valley National Bancorp	3,467,451	41,193,318
	Veritex Holdings, Inc.	307,818	8,665,077
#	Victory Capital Holdings, Inc., Class A	4,980	147,607
#	Virtus Investment Partners, Inc.	1,686	362,288
#	Voya Financial, Inc.	883,308	61,628,399
	Walker & Dunlop, Inc.	16,317	1,556,315
	Washington Federal, Inc.	759,397	26,928,218
#	Washington Trust Bancorp, Inc.	107,846	4,612,573
	Waterstone Financial, Inc.	248,508	4,000,979
	Webster Financial Corp.	666,568	35,094,805
	WesBanco, Inc.	642,479	23,880,944
	West BanCorp, Inc.	101,539	2,223,704
	Western New England Bancorp, Inc.	242,691	2,366,237
	Westwood Holdings Group, Inc.	22,796	294,752
	White Mountains Insurance Group Ltd.	24,024	36,707,711
	Wintrust Financial Corp.	372,076	34,033,792
	WSFS Financial Corp.	650,678	31,434,254
	WVS Financial Corp.	111	1,548
	Zions Bancorp NA	902,029	47,951,862
TOTAL FINANCIALS			3,420,593,355
HEALTH CARE — (4.7%)
#*	89bio, Inc.	2,982	34,830
#*	Absci Corp.	11,515	36,157
#*	Acadia Healthcare Co., Inc.	731,391	61,451,472
#*	Accolade, Inc.	108,561	1,266,907
»††	Achillion Pharmaceuticals, Inc.	1,609,952	2,302,231

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Acumen Pharmaceuticals, Inc.	2,262	$14,861
*	Addus HomeCare Corp.	99,098	10,655,017
#*	Adicet Bio, Inc.	18,021	164,892
#*	Agiliti, Inc.	39,544	729,587
#*	Agios Pharmaceuticals, Inc.	443,229	13,066,391
#*	Aldeyra Therapeutics, Inc.	76,564	451,728
#*	Allogene Therapeutics, Inc.	101,158	780,940
#*	ALX Oncology Holdings, Inc.	6,630	61,659
*	Amedisys, Inc.	19,563	1,890,960
*	American Shared Hospital Services	12,364	39,812
#*	American Well Corp., Class A	512,302	2,033,839
#*	Amneal Pharmaceuticals, Inc.	117,968	259,530
#*	Amphastar Pharmaceuticals, Inc.	213,325	6,455,214
#*	AnaptysBio, Inc.	157,776	3,927,045
*	AngioDynamics, Inc.	391,128	5,092,487
#*	ANI Pharmaceuticals, Inc.	95,406	4,267,510
*	Anika Therapeutics, Inc.	78,342	2,429,385
*	Arcus Biosciences, Inc.	75,685	1,637,067
*	ARS Pharmaceuticals, Inc.	49,988	342,918
#*	Artivion, Inc.	62,850	819,564
*	Atara Biotherapeutics, Inc.	55,604	281,912
#*	Athira Pharma, Inc.	4,013	16,213
*	aTyr Pharma, Inc.	15,283	35,151
#*	Avanos Medical, Inc.	518,480	15,886,227
#*	Avidity Biosciences, Inc.	22,525	533,842
#*	Avita Medical, Inc.	3,556	33,213
	Aytu BioPharma, Inc.	3,169	10,394
*	Berkeley Lights, Inc.	1,100	2,365
*	Biomea Fusion, Inc.	3,686	35,091
*	Bluebird Bio, Inc.	207,216	1,315,822
#*	Brookdale Senior Living, Inc.	1,284,210	3,698,525
*	C4 Therapeutics, Inc.	76,654	597,135
*	Caribou Biosciences, Inc.	2,610	18,818
#*	Castle Biosciences, Inc.	44,632	1,208,635
*	Century Therapeutics, Inc.	1,299	5,936
#*	Certara, Inc.	104,906	2,035,176
*	Chinook Therapeutics, Inc.	9,895	250,047
#*	Collegium Pharmaceutical, Inc.	42,213	1,185,341
*	Community Health Systems, Inc.	11,057	57,718
*	Computer Programs & Systems, Inc.	96,071	2,822,566
*	Concert Pharmaceuticals, Inc.	91,725	764,986
*	Cross Country Healthcare, Inc.	338,409	9,390,850
*	Cullinan Oncology, Inc.	21,581	251,203
*	Cumberland Pharmaceuticals, Inc.	161,297	435,502
#*	Definitive Healthcare Corp.	6,828	84,531
	DENTSPLY SIRONA, Inc.	505,318	18,610,862
#*	Diffusion Pharmaceuticals, Inc.	1,400	9,156
*	Dominari Holdings, Inc.	5,968	23,036
*	Dynavax Technologies Corp.	45,669	519,713
*	Dyne Therapeutics, Inc.	16,201	236,535
*	Eagle Pharmaceuticals, Inc.	41,056	1,393,441
#*	Editas Medicine, Inc.	174,196	1,722,798
*	Electromed, Inc.	51,621	556,991
*	Emergent BioSolutions, Inc.	303,215	3,999,406
*	Enovis Corp.	442,224	27,838,001
#*	Envista Holdings Corp.	1,109,628	43,264,396
#*	Enzo Biochem, Inc.	70,307	94,211
#*	EyePoint Pharmaceuticals, Inc.	6,902	32,163
*	FONAR Corp.	54,847	988,891

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Fulcrum Therapeutics, Inc.	16,596	$209,276
#*	Fulgent Genetics, Inc.	129,269	4,366,707
#*	Generation Bio Co.	100,325	591,917
#*	GoodRx Holdings, Inc., Class A	59,553	332,901
#*	Graphite Bio, Inc.	3,106	6,678
#*	Gritstone bio, Inc.	18,918	60,159
*	Harvard Bioscience, Inc.	262,221	781,419
*	Health Catalyst, Inc.	7,000	97,300
*	HealthStream, Inc.	314,928	7,614,959
#*	Heska Corp.	12,932	1,156,638
#*	Ideaya Biosciences, Inc.	61,089	1,040,346
*	Immunovant, Inc.	79,161	1,406,691
#*	Innoviva, Inc.	646,279	8,175,429
*	Inogen, Inc.	111,061	2,591,053
*	Integer Holdings Corp.	293,606	19,322,211
*	Ironwood Pharmaceuticals, Inc.	20,184	232,520
#*	iTeos Therapeutics, Inc.	24,317	508,225
*	Iterum Therapeutics PLC	12,319	17,123
#*	Jounce Therapeutics, Inc.	61,774	72,276
#*	KalVista Pharmaceuticals, Inc.	10,853	86,390
#*	KemPharm, Inc.	5,596	30,554
*	Kewaunee Scientific Corp.	13,861	223,994
#*	Kinnate Biopharma, Inc.	5,659	42,612
*	Kodiak Sciences, Inc.	99,741	805,907
#*	Kura Oncology, Inc.	82,870	1,145,263
*	LENSAR, Inc.	116,724	343,169
*	LHC Group, Inc.	175	27,755
#*	LifeStance Health Group, Inc.	26,581	140,348
#*	Ligand Pharmaceuticals, Inc.	26,997	1,881,691
#*	Lisata Therapeutics, Inc.	3,664	13,117
#*	LivaNova PLC	208,529	11,719,330
#*	Lumos Pharma, Inc.	4,529	16,055
#*	Lyell Immunopharma, Inc.	12,639	41,330
*	Meridian Bioscience, Inc.	257,413	8,752,042
*	Merit Medical Systems, Inc.	97,870	6,983,024
#	Mesa Laboratories, Inc.	15,721	3,058,363
*	Milestone Pharmaceuticals, Inc.	12,623	46,200
*	Myriad Genetics, Inc.	466,513	9,199,636
	National HealthCare Corp.	134,205	7,990,566
#*	Nektar Therapeutics	316,257	860,219
*	Neogen Corp.	12,366	264,756
*	NeoGenomics, Inc.	183,428	2,179,125
#*	NeuroBo Pharmaceuticals, Inc.	729	576
*	Neuronetics, Inc.	14,643	86,101
*	NextCure, Inc.	55,270	92,301
#*	NextGen Healthcare, Inc.	237,042	4,508,539
#*	Nurix Therapeutics, Inc.	23,854	293,166
#*	NuVasive, Inc.	110,504	5,038,982
#*	Olema Pharmaceuticals, Inc.	19,500	94,185
*	OmniAb, Inc.	153,203	634,260
#*	OmniAb, Inc.	10,238	0
#*	OmniAb, Inc.	10,236	0
	OpGen, Inc.	12,541	22,825
*	Opiant Pharmaceuticals, Inc.	26,299	530,714
#*	OPKO Health, Inc.	511,826	660,256
	Oragenics, Inc.	2,600	17,160
*	OraSure Technologies, Inc.	206,661	1,153,168
#*	Organogenesis Holdings, Inc.	24,336	62,300
#*	Orthofix Medical, Inc.	257,319	5,565,810

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	OrthoPediatrics Corp.	1,658	$78,142
	Owens & Minor, Inc.	541,149	10,682,281
*	Pacira BioSciences, Inc.	33,370	1,310,440
	Palisade Bio, Inc.	1,048	3,039
	Patterson Cos., Inc.	744,952	22,490,101
#*»††	PDL BioPharma, Inc.	1,058,582	2,593,526
*	Pediatrix Medical Group, Inc.	242,476	3,722,007
*	Pennant Group, Inc.	3,866	50,026
	Perrigo Co. PLC	1,003,312	37,543,935
*	PetIQ, Inc.	77,014	911,846
	Phibro Animal Health Corp., Class A	29,054	447,432
#*	Praxis Precision Medicines, Inc.	7,326	36,483
	Premier, Inc., Class A	406,075	13,546,662
*	Prestige Consumer Healthcare, Inc.	460,569	30,287,017
#	ProPhase Labs, Inc.	5,273	43,133
*	Protagonist Therapeutics, Inc.	62,554	831,343
*	Quanterix Corp.	20,587	290,894
*	Rallybio Corp.	1,898	13,172
*	REGENXBIO, Inc.	91,107	2,114,593
*	Regulus Therapeutics, Inc.	10,024	14,435
*	Replimune Group, Inc.	14,534	404,772
*	Sage Therapeutics, Inc.	320,250	14,199,885
#*	Seer, Inc.	48,504	220,693
#	Select Medical Holdings Corp.	772,370	22,452,796
*	Solid Biosciences, Inc.	5,197	39,393
#*	Stoke Therapeutics, Inc.	3,571	35,567
*	Supernus Pharmaceuticals, Inc.	348,698	14,300,105
#*	Surgery Partners, Inc.	58,851	1,953,853
*	Sutro Biopharma, Inc.	56,994	412,637
*	Syneos Health, Inc.	54,507	1,957,891
#*	Synlogic, Inc.	160,619	136,526
*	Syros Pharmaceuticals, Inc.	4,843	24,748
#*	Tactile Systems Technology, Inc.	1,969	25,538
#*	Taro Pharmaceutical Industries Ltd.	39,436	1,175,982
*	Tarsus Pharmaceuticals, Inc.	707	11,142
*	TCR2 Therapeutics, Inc.	34,715	50,337
#*	Teladoc Health, Inc.	35,203	1,034,968
*	Terns Pharmaceuticals, Inc.	2,932	26,593
»††	Tetraphase Pharmaceuticals, Inc.	1,600	64
*	Trevena, Inc.	5,608	9,309
*	UFP Technologies, Inc.	38,080	4,330,838
	Universal Health Services, Inc., Class B	175,304	25,981,806
	Utah Medical Products, Inc.	6,236	574,523
*	Vanda Pharmaceuticals, Inc.	532,818	4,092,042
#*	Varex Imaging Corp.	386,211	8,299,674
*	Veracyte, Inc.	283,595	7,126,742
#*	Veradigm, Inc.	1,218,028	21,814,881
*	Viking Therapeutics, Inc.	171,269	1,500,316
*	Xencor, Inc.	102,497	3,374,201
#*	XOMA Corp.	2,655	53,870
TOTAL HEALTH CARE			646,286,618
INDUSTRIALS — (17.8%)
#*	3D Systems Corp.	87,326	948,360
*	AAR Corp.	390,243	20,074,100
	ABM Industries, Inc.	599,829	28,137,978
	ACCO Brands Corp.	988,746	6,278,537
	Acme United Corp.	38,617	911,361
*	AerSale Corp.	17,600	327,536

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	369,245	$51,003,812
	Air Lease Corp.	1,251,656	56,286,970
*	Air Transport Services Group, Inc.	588,535	16,661,426
	Alamo Group, Inc.	101,965	15,954,464
*	Alaska Air Group, Inc.	351,935	18,068,343
	Albany International Corp., Class A	82,031	9,199,777
	Allied Motion Technologies, Inc.	47,184	1,917,558
	Alta Equipment Group, Inc.	28,724	486,872
	Altra Industrial Motion Corp.	243,620	14,877,873
#*	American Superconductor Corp.	36,157	196,333
*	American Woodmark Corp.	149,969	8,591,724
*	API Group Corp.	52,578	1,169,335
	Apogee Enterprises, Inc.	231,830	10,858,917
	Applied Industrial Technologies, Inc.	1,879	269,092
#	ARC Document Solutions, Inc.	153,269	534,909
	ArcBest Corp.	249,836	20,848,814
	Arcosa, Inc.	478,170	28,341,136
	Argan, Inc.	154,927	6,040,604
*	ASGN, Inc.	44,937	4,087,020
	Astec Industries, Inc.	249,808	11,026,525
*	Astronics Corp.	249,890	3,710,867
*	Astronics Corp., Class B	5,303	78,219
#*	Atlas Air Worldwide Holdings, Inc.	297,203	30,377,119
*	Avalon Holdings Corp., Class A	11,325	31,710
#*	AZEK Co., Inc.	322,282	7,776,665
#	AZZ, Inc.	139,456	5,924,091
	Barnes Group, Inc.	456,991	20,226,422
	Barrett Business Services, Inc.	15,551	1,545,458
*	Beacon Roofing Supply, Inc.	579,646	32,970,264
	BGSF, Inc.	78,168	1,131,873
*	BlueLinx Holdings, Inc.	85,764	7,446,030
	Boise Cascade Co.	359,406	26,944,668
*	Bowman Consulting Group Ltd.	1,263	32,194
	Brady Corp., Class A	78,510	4,197,930
*	BrightView Holdings, Inc.	244,663	1,945,071
#*	Broadwind, Inc.	39,486	213,224
*	Builders FirstSource, Inc.	683,763	54,495,911
*	CACI International, Inc., Class A	62,469	19,246,074
*	CBIZ, Inc.	438,456	20,866,121
*	CECO Environmental Corp.	380,820	5,480,000
	Chicago Rivet & Machine Co.	2,571	74,405
*	CIRCOR International, Inc.	89,629	2,478,242
*	Civeo Corp.	77,401	2,650,984
*	Clarivate PLC	571,262	6,352,433
*	Clean Harbors, Inc.	280,560	36,556,968
	Columbus McKinnon Corp.	276,541	9,941,649
	Comfort Systems USA, Inc.	22,748	2,753,418
*	Commercial Vehicle Group, Inc.	224,589	1,882,056
	CompX International, Inc.	11,424	216,371
#*	Concrete Pumping Holdings, Inc.	152,799	1,243,784
*	Construction Partners, Inc., Class A	8,579	242,700
#*	Copa Holdings SA, Class A	60,717	5,590,821
#	Costamare, Inc.	1,154,608	11,719,271
	Covenant Logistics Group, Inc.	131,309	4,354,206
*»	CPI Aerostructures, Inc.	34,845	139,380
	CRA International, Inc.	65,334	7,764,293
*	Daseke, Inc.	70,391	491,329
	Deluxe Corp.	75,698	1,513,203
#*	Distribution Solutions Group, Inc.	42,488	1,754,754

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	DLH Holdings Corp.	60,374	$743,204
*	Ducommun, Inc.	136,081	7,862,760
	Dun & Bradstreet Holdings, Inc.	155,285	2,274,925
#*	DXP Enterprises, Inc.	187,758	5,689,067
*	Dycom Industries, Inc.	235,672	22,476,039
#	Eagle Bulk Shipping, Inc.	149,340	8,554,195
#	Eastern Co.	44,117	957,339
	EMCOR Group, Inc.	83,128	12,323,726
#	Encore Wire Corp.	209,335	33,792,949
	Enerpac Tool Group Corp.	45,412	1,205,234
	EnerSys	159,175	13,214,708
	Eneti, Inc.	35,837	379,514
#	Ennis, Inc.	281,060	5,969,714
	EnPro Industries, Inc.	132,581	16,051,582
	Esab Corp.	350,178	20,243,790
	ESCO Technologies, Inc.	223,143	21,966,197
#*	Espey Mfg. & Electronics Corp.	8,752	140,295
*	EVI Industries, Inc.	550	11,198
	Federal Signal Corp.	472,626	25,167,334
*	First Advantage Corp.	80,218	1,113,426
	Flowserve Corp.	77,547	2,669,168
#*	Fluor Corp.	568,636	20,897,373
	Fortune Brands Innovations, Inc.	26,873	1,733,577
*	Gates Industrial Corp. PLC	691,503	9,134,755
	GATX Corp.	339,580	38,864,931
#	Genco Shipping & Trading Ltd.	441,208	8,003,513
*	Gencor Industries, Inc.	88,546	942,129
#*	Gibraltar Industries, Inc.	311,389	16,681,109
*	GMS, Inc.	353,571	20,973,832
	Gorman-Rupp Co.	277,388	7,969,357
*	Graham Corp.	27,631	268,021
#	Granite Construction, Inc.	400,711	17,062,274
*	Great Lakes Dredge & Dock Corp.	642,015	4,417,063
#	Greenbrier Cos., Inc.	283,484	8,765,325
	Griffon Corp.	390,762	15,974,351
*	Harsco Corp.	287,068	2,279,320
#*	Hawaiian Holdings, Inc.	261,250	3,218,600
	Healthcare Services Group, Inc.	44,068	593,596
#	Heartland Express, Inc.	620,594	10,438,391
	Heidrick & Struggles International, Inc.	224,375	6,901,775
	Helios Technologies, Inc.	91,664	6,049,824
	Herc Holdings, Inc.	84,783	13,168,496
#*	Heritage-Crystal Clean, Inc.	149,547	5,563,148
#*	Hertz Global Holdings, Inc.	92,954	1,675,031
	Hillenbrand, Inc.	153,679	7,201,398
#	HNI Corp.	78,253	2,486,098
*	Hub Group, Inc., Class A	311,734	26,581,558
*	Hudson Global, Inc.	12,048	300,598
#*	Hudson Technologies, Inc.	218,016	2,225,943
#	Hurco Cos., Inc.	61,705	1,740,081
*	Huron Consulting Group, Inc.	227,396	15,472,024
	Hyster-Yale Materials Handling, Inc.	77,505	2,513,487
	ICF International, Inc.	152,039	15,536,865
*	IES Holdings, Inc.	48,633	1,936,080
#	Insteel Industries, Inc.	222,036	6,658,860
	Interface, Inc.	229,886	2,616,103
*	JELD-WEN Holding, Inc.	131,821	1,667,536
*	JetBlue Airways Corp.	1,453,540	11,628,320
	Kadant, Inc.	7,544	1,537,241

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kaman Corp.	305,034	$7,692,957
#*	KAR Auction Services, Inc.	789,038	11,488,393
	Kelly Services, Inc., Class A	315,378	5,708,342
#	Kennametal, Inc.	895,991	25,535,743
	Kimball International, Inc., Class B	195,591	1,447,373
*	Kirby Corp.	301,074	21,310,018
#	Knight-Swift Transportation Holdings, Inc.	1,369,894	80,960,735
	Korn Ferry	464,824	25,095,848
*	Kratos Defense & Security Solutions, Inc.	33,004	377,896
#*	LB Foster Co., Class A	106,134	1,255,565
*	Limbach Holdings, Inc.	62,309	801,917
*	LS Starrett Co., Class A	3,180	26,490
	LSI Industries, Inc.	273,120	3,749,938
	Luxfer Holdings PLC	38,084	630,290
*	Manitex International, Inc.	44,864	183,045
*	Manitowoc Co., Inc.	380,640	5,214,768
	ManpowerGroup, Inc.	157,909	13,763,348
	Marten Transport Ltd.	562,945	12,435,455
#*	Masonite International Corp.	105,593	9,632,193
#*	MasTec, Inc.	405,800	39,861,734
*	Mastech Digital, Inc.	9,609	128,719
	Masterbrand, Inc.	26,873	247,232
*	Matrix Service Co.	236,609	1,909,435
#	Matson, Inc.	402,116	26,587,910
	Matthews International Corp., Class A	137,382	5,088,629
	Maxar Technologies, Inc.	359,137	18,556,609
*	Mayville Engineering Co., Inc.	69,586	1,113,376
	McGrath RentCorp	201,289	20,036,307
	MDU Resources Group, Inc.	736,011	22,750,100
#*	Mercury Systems, Inc.	83,560	4,176,747
*	Mesa Air Group, Inc.	28,555	84,237
	Miller Industries, Inc.	105,835	3,070,273
#	MillerKnoll, Inc.	99,111	2,366,771
*	Mistras Group, Inc.	72,643	385,008
	Moog, Inc., Class A	231,036	22,022,352
*	MRC Global, Inc.	502,567	6,834,911
#	Mueller Industries, Inc.	311,050	20,389,327
	Mueller Water Products, Inc., Class A	410,270	5,189,915
*	MYR Group, Inc.	156,877	15,540,236
	National Presto Industries, Inc.	60,634	4,645,171
#	NL Industries, Inc.	87,147	615,258
#*	NN, Inc.	248,906	512,746
*	Northwest Pipe Co.	114,111	4,267,751
*	NOW, Inc.	1,221,364	17,147,951
*	NV5 Global, Inc.	57,945	7,723,489
	nVent Electric PLC	306,635	12,188,741
#*	Orion Energy Systems, Inc.	45,868	76,141
*	Orion Group Holdings, Inc.	287,688	825,665
	Oshkosh Corp.	148,099	14,925,417
	Owens Corning	153,341	14,820,408
	P&F Industries, Inc., Class A	1,458	8,106
*	PAM Transportation Services, Inc.	121,393	3,514,327
	Pangaea Logistics Solutions Ltd.	143,687	872,180
#	Park Aerospace Corp.	29,737	413,642
	Park-Ohio Holdings Corp.	151,934	2,013,126
*	Parsons Corp.	83,851	3,649,196
*	Patriot Transportation Holding, Inc.	5,926	46,934
*	Performant Financial Corp.	5,582	18,086
#*	Perma-Fix Environmental Services, Inc.	8,644	35,873

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Pipe International Holdings, Inc.	30,152	$303,932
*	PGT Innovations, Inc.	324,864	7,049,549
*	Pineapple Energy, Inc.	64,392	142,306
#	Powell Industries, Inc.	136,043	5,400,907
	Preformed Line Products Co.	48,649	4,297,166
	Primoris Services Corp.	582,216	15,486,946
*	Proto Labs, Inc.	159,043	4,866,716
*	Quad/Graphics, Inc.	351,283	1,549,158
#	Quanex Building Products Corp.	374,005	9,682,989
#*	Quest Resource Holding Corp.	9,326	64,349
*	Radiant Logistics, Inc.	505,418	2,835,395
#*	RCM Technologies, Inc.	34,984	467,036
	Regal Rexnord Corp.	299,962	41,754,710
*	Resideo Technologies, Inc.	768,373	14,775,813
#	Resources Connection, Inc.	373,689	6,453,609
#	REV Group, Inc.	650,223	8,329,357
	Rush Enterprises, Inc., Class A	325,730	17,527,531
#	Rush Enterprises, Inc., Class B	52,846	3,074,052
#*	RXO, Inc.	113,939	2,087,362
	Ryder System, Inc.	391,993	37,008,059
	Schneider National, Inc., Class B	474,993	12,587,314
	Sensata Technologies Holding PLC	323,829	16,466,705
*	SIFCO Industries, Inc.	17,808	61,972
#*	SkyWest, Inc.	337,813	7,012,998
*	SP Plus Corp.	66,942	2,524,383
#	Spirit Airlines, Inc.	856,924	17,001,372
*	SPX Technologies, Inc.	16,283	1,221,388
	Standex International Corp.	31,865	3,682,638
	Steelcase, Inc., Class A	52,941	412,940
*	Sterling Infrastructure, Inc.	271,644	9,885,125
	Tennant Co.	12,205	855,937
	Terex Corp.	562,697	28,680,666
#	Textainer Group Holdings Ltd.	431,221	14,618,392
*	Thermon Group Holdings, Inc.	318,725	7,368,922
	Timken Co.	295,963	24,372,553
#*	Titan International, Inc.	836,546	13,961,953
*	Titan Machinery, Inc.	256,541	11,272,412
#	Trinity Industries, Inc.	895,767	25,771,217
	Triton International Ltd.	664,502	46,940,421
#*	TrueBlue, Inc.	372,746	7,317,004
*	Tutor Perini Corp.	79,124	725,567
*	Twin Disc, Inc.	80,543	813,484
*	U.S. Xpress Enterprises, Inc., Class A	87,726	142,116
	UFP Industries, Inc.	445,831	41,707,490
#	U-Haul Holding Co.	80,393	5,388,743
	U-Haul Holding Co.	788,309	48,709,613
*	Ultralife Corp.	136,994	553,456
	UniFirst Corp.	76,638	15,208,045
*	Univar Solutions, Inc.	477,202	16,453,925
#	Universal Logistics Holdings, Inc.	82,032	2,946,589
#*	V2X, Inc.	134,928	5,958,420
	Veritiv Corp.	153,656	19,213,146
*	Viad Corp.	23,894	706,068
*	Virco Mfg. Corp.	19,199	94,075
	VSE Corp.	117,290	6,439,221
	Wabash National Corp.	542,723	13,980,544
	Werner Enterprises, Inc.	533,759	25,070,660
*	WESCO International, Inc.	369,803	55,104,345
#*	Willdan Group, Inc.	2,518	47,943

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Willis Lease Finance Corp.	25,217	$1,462,334
TOTAL INDUSTRIALS			2,427,813,289
INFORMATION TECHNOLOGY — (9.0%)
*	ACI Worldwide, Inc.	304,939	8,516,946
	Adeia, Inc.	666,505	7,298,230
	ADTRAN Holdings, Inc.	211,051	3,982,532
#*	Airgain, Inc.	18,272	146,176
*	Alithya Group, Inc., Class A	62,439	109,268
*	Alpha & Omega Semiconductor Ltd.	317,322	10,458,933
#	Amkor Technology, Inc.	2,293,308	67,102,192
#*	Amtech Systems, Inc.	162,645	1,761,445
*	Arrow Electronics, Inc.	694,886	81,642,156
*	AstroNova, Inc.	75,105	995,141
*	Asure Software, Inc.	135,512	1,440,493
*	Aviat Networks, Inc.	47,347	1,531,675
	Avnet, Inc.	945,881	43,397,020
#*	Aware, Inc.	216,359	387,283
*	Axcelis Technologies, Inc.	215,076	23,647,606
*	AXT, Inc.	350,055	2,061,824
#	Bel Fuse, Inc., Class A	3,065	123,673
	Bel Fuse, Inc., Class B	116,316	4,587,503
	Belden, Inc.	172,132	13,958,184
	Benchmark Electronics, Inc.	387,049	10,833,502
	BK Technologies Corp.	8,250	31,598
#*	BM Technologies, Inc.	57,419	259,534
*	Brightcove, Inc.	173,795	1,101,860
*	Cantaloupe, Inc.	61,013	310,556
	Cass Information Systems, Inc.	78,709	3,822,109
*	Cerence, Inc.	4,276	104,848
#*	CEVA, Inc.	94,798	3,139,710
	Climb Global Solutions, Inc.	34,528	1,307,921
#*	Cognyte Software Ltd.	7,358	27,887
*	Cohu, Inc.	506,995	18,292,380
*	Computer Task Group, Inc.	173,078	1,237,508
#	Comtech Telecommunications Corp.	212,563	3,371,249
	Concentrix Corp.	230,024	32,619,703
#*	Conduent, Inc.	1,822,034	8,691,102
#*	Consensus Cloud Solutions, Inc.	6,036	354,736
	CSP, Inc.	5,024	54,510
	CTS Corp.	196,164	8,731,260
#*	Daktronics, Inc.	264,048	1,101,080
#*	Data I/O Corp.	68,369	287,833
*	Digi International, Inc.	352,367	11,976,954
*	Digital Turbine, Inc.	90,956	1,578,996
#*	Diodes, Inc.	296,208	26,418,792
#*	Duck Creek Technologies, Inc.	63,815	1,208,018
*	DXC Technology Co.	1,465,888	42,114,962
#	Ebix, Inc.	228,216	4,349,797
#*	EMCORE Corp.	64,187	79,592
*	ePlus, Inc.	201,768	10,044,011
*	Fabrinet	286,130	37,671,876
*	FARO Technologies, Inc.	14,668	403,077
#*	Fastly, Inc., Class A	348,994	3,612,088
*	First Solar, Inc.	383,688	68,142,989
*	Flex Ltd.	2,308,000	53,891,800
*	FormFactor, Inc.	212,854	5,989,712
#	Frequency Electronics, Inc.	108,565	651,390
*	Genasys, Inc.	13,137	47,293

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	GSI Technology, Inc.	141,860	$289,394
*	Harmonic, Inc.	766,837	10,099,243
#*	Ichor Holdings Ltd.	267,451	9,039,844
*	Identiv, Inc.	6,973	60,805
	Immersion Corp.	54,775	400,953
#	Information Services Group, Inc.	118,891	622,989
#*	Insight Enterprises, Inc.	261,986	29,531,062
#	InterDigital, Inc.	31,697	2,217,205
*	inTEST Corp.	125,351	1,629,563
#*	Intevac, Inc.	207,542	1,423,738
*	IPG Photonics Corp.	6,329	709,481
#*	Issuer Direct Corp.	7,476	207,160
*	Iteris, Inc.	127,894	473,208
*	Itron, Inc.	50,118	2,880,281
	Jabil, Inc.	267,369	21,023,224
	Juniper Networks, Inc.	450,014	14,535,452
*	Key Tronic Corp.	74,822	347,174
#*	Kimball Electronics, Inc.	280,634	7,161,780
*	Knowles Corp.	861,527	16,567,164
#	Kulicke & Soffa Industries, Inc.	476,632	24,355,895
*	KVH Industries, Inc.	192,153	1,969,568
*	Kyndryl Holdings, Inc.	829,443	11,106,242
*	Lantronix, Inc.	26,221	132,416
*	LiveRamp Holdings, Inc.	106,629	2,853,392
#*	Luna Innovations, Inc.	75,070	663,619
*	Magnachip Semiconductor Corp.	192,620	2,041,772
#	Methode Electronics, Inc.	370,243	17,675,401
#*	Mitek Systems, Inc.	16,369	161,398
#*	N-able, Inc.	1,913	19,647
*	NETGEAR, Inc.	327,729	6,544,748
#*	NetScout Systems, Inc.	768,479	24,668,176
#*	NetSol Technologies, Inc.	2,106	6,402
	Network-1 Technologies, Inc.	110,240	245,835
*	nLight, Inc.	33,433	414,569
#*	ON24, Inc.	83,974	779,279
#*	OneSpan, Inc.	77,052	1,064,088
*	Onto Innovation, Inc.	217,454	17,102,757
#*	Optical Cable Corp.	55,866	227,654
*	OSI Systems, Inc.	145,211	13,752,934
#	Park City Group, Inc.	3,700	21,386
*	Paysafe Ltd.	11,082	233,165
#	PC Connection, Inc.	162,612	7,972,866
	PCTEL, Inc.	203,071	940,219
	PFSweb, Inc.	69,884	465,427
#*	Photronics, Inc.	600,814	10,886,750
*	Plexus Corp.	229,360	22,016,266
#*	Powerfleet, Inc.	9,095	26,012
*	Rambus, Inc.	294,049	11,900,163
*	RF Industries Ltd.	71,364	375,375
#*	Ribbon Communications, Inc.	908,245	3,187,940
#	Richardson Electronics Ltd.	135,565	3,029,878
#*	Rogers Corp.	140,207	19,571,495
*	Sanmina Corp.	635,186	38,701,883
	Sapiens International Corp. NV	20,898	473,549
*	ScanSource, Inc.	287,565	9,469,515
*	SecureWorks Corp., Class A	53,919	432,430
*	SigmaTron International, Inc.	5,630	21,281
#*»††	Silicon Graphics, Inc.	494	0
#*	Smith Micro Software, Inc.	47,711	155,061

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SolarWinds Corp.	816,055	$8,291,119
*	Stratasys Ltd.	217,572	3,117,807
#*	Super Micro Computer, Inc.	393,766	28,481,095
#	Taitron Components, Inc., Class A	12,497	48,988
	TD SYNNEX Corp.	465,229	47,523,142
*	TESSCO Technologies, Inc.	98,276	476,639
#*	Trio-Tech International	3,288	16,933
*	TSR, Inc.	3,389	28,400
*	TTM Technologies, Inc.	1,084,775	17,052,663
#*	Turtle Beach Corp.	2,541	24,140
*	Ultra Clean Holdings, Inc.	465,491	15,663,772
#*	Veeco Instruments, Inc.	438,361	8,705,849
*	Verint Systems, Inc.	143,768	5,458,871
#*	Viasat, Inc.	421,074	14,505,999
	Vishay Intertechnology, Inc.	1,451,535	33,225,636
*	Vishay Precision Group, Inc.	138,972	6,000,811
*	WidePoint Corp.	8,081	17,455
	Xerox Holdings Corp.	1,129,631	18,503,356
#*	Xperi, Inc.	266,602	2,759,331
TOTAL INFORMATION TECHNOLOGY			1,221,798,692
MATERIALS — (8.0%)
#*	Advanced Emissions Solutions, Inc.	14,271	44,240
	AdvanSix, Inc.	275,544	11,914,523
#*	AgroFresh Solutions, Inc.	146,752	440,256
	Alcoa Corp.	1,157,701	60,478,300
	Alpha Metallurgical Resources, Inc.	14,075	2,265,090
	American Vanguard Corp.	337,459	7,623,199
#*	Ampco-Pittsburgh Corp.	71,363	234,071
*	Arconic Corp.	349,370	8,213,689
*	Ascent Industries Co.	69,029	784,169
	Ashland, Inc.	343,605	37,545,718
	Avient Corp.	2,543	103,042
	Berry Global Group, Inc.	168,898	10,426,074
	Caledonia Mining Corp. PLC	2,000	27,520
#	Carpenter Technology Corp.	524,740	25,339,695
#*	Century Aluminum Co.	438,061	4,923,806
	Chase Corp.	14,152	1,335,666
*	Clearwater Paper Corp.	187,321	7,232,464
*	Cleveland-Cliffs, Inc.	483,837	10,329,920
#*	Coeur Mining, Inc.	2,038,001	7,927,824
	Commercial Metals Co.	1,098,131	59,595,569
*	Core Molding Technologies, Inc.	37,724	588,494
	Eastman Chemical Co.	37,247	3,284,068
*	Ecovyst, Inc.	365,388	3,832,920
	Element Solutions, Inc.	1,304,093	26,707,825
#*	Ferroglobe PLC	199,789	948,998
*	Flexible Solutions International, Inc.	27,598	88,038
	Fortitude Gold Corp.	93,160	596,224
	Friedman Industries, Inc.	72,535	813,117
#	FutureFuel Corp.	257,471	2,386,756
	Glatfelter Corp.	271,867	1,190,777
	Gold Resource Corp.	20,112	34,794
	Graphic Packaging Holding Co.	512,678	12,350,413
	Greif, Inc., Class A	202,581	14,470,361
#	Greif, Inc., Class B	43,345	3,571,628
	Hawkins, Inc.	203,342	7,930,338
#	Haynes International, Inc.	140,849	7,843,881
#	HB Fuller Co.	382,958	26,462,398

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Hecla Mining Co.	5,412,584	$33,395,643
	Huntsman Corp.	2,107,477	66,785,946
	Innospec, Inc.	217,458	24,577,103
#*	Intrepid Potash, Inc.	150,171	4,915,097
#	Kaiser Aluminum Corp.	90,908	7,956,268
#	Koppers Holdings, Inc.	106,386	3,682,019
#	Kronos Worldwide, Inc.	130,145	1,516,189
*	LSB Industries, Inc.	99,828	1,268,814
	Materion Corp.	168,782	15,232,576
#	Mativ Holdings, Inc.	412,520	11,369,051
	Mercer International, Inc.	737,517	9,388,591
#	Minerals Technologies, Inc.	357,650	24,838,792
	Myers Industries, Inc.	47,950	1,154,636
#	Nexa Resources SA	23,509	170,675
#	Northern Technologies International Corp.	28,308	369,419
*	O-I Glass, Inc.	167,020	3,215,135
	Olin Corp.	986,381	63,710,349
#	Olympic Steel, Inc.	125,914	5,570,435
#	Orion Engineered Carbons SA	122,423	2,573,331
	Pactiv Evergreen, Inc.	69,306	797,712
#	Quaker Chemical Corp.	5,317	1,046,758
#	Ramaco Resources, Inc.	7,326	76,410
*	Ranpak Holdings Corp.	4,097	31,383
*	Rayonier Advanced Materials, Inc.	581,639	4,030,758
	Reliance Steel & Aluminum Co.	492,939	112,118,976
*	Resolute Forest Products, Inc.	792,851	17,212,795
	Ryerson Holding Corp.	195,821	7,474,488
	Schnitzer Steel Industries, Inc., Class A	274,874	9,301,736
	Silgan Holdings, Inc.	26,744	1,441,234
	Sonoco Products Co.	268,790	16,425,757
	Steel Dynamics, Inc.	750,740	90,569,274
	Stepan Co.	176,830	19,423,007
*	Summit Materials, Inc., Class A	887,395	29,159,800
	SunCoke Energy, Inc.	894,181	8,145,989
#*	TimkenSteel Corp.	502,790	9,889,879
#	Tredegar Corp.	229,785	2,787,292
	TriMas Corp.	115,187	3,546,608
#	Trinseo PLC	69,160	1,919,190
	Tronox Holdings PLC	1,244,533	21,343,741
	U.S. Steel Corp.	1,208,018	34,416,433
	United States Lime & Minerals, Inc.	35,060	5,322,108
*	Universal Stainless & Alloy Products, Inc.	68,796	556,560
	Warrior Met Coal, Inc.	156,603	5,932,122
#	Westlake Corp.	70,135	8,609,071
	WestRock Co.	56,698	2,224,830
	Worthington Industries, Inc.	331,236	18,837,391
TOTAL MATERIALS			1,084,217,236
REAL ESTATE — (0.9%)
#*	AMREP Corp.	5,056	68,837
*	Anywhere Real Estate, Inc.	914,712	7,756,758
#*	Cushman & Wakefield PLC	440,578	6,357,541
	Douglas Elliman, Inc.	223,004	1,039,199
#*	Five Point Holdings LLC, Class A	15,583	40,204
#*	Forestar Group, Inc.	177,118	2,635,516
*	FRP Holdings, Inc.	64,758	3,637,457
#*	Howard Hughes Corp.	314,500	26,886,605
*	Jones Lang LaSalle, Inc.	285,586	52,796,284
	Kennedy-Wilson Holdings, Inc.	385,955	6,900,875

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Marcus & Millichap, Inc.	171,746	$6,224,075
	Newmark Group, Inc., Class A	693,234	5,941,015
*	Opendoor Technologies, Inc.	98,748	216,258
#*	Rafael Holdings, Inc., Class B	35,612	73,361
	RE/MAX Holdings, Inc., Class A	206,127	4,701,757
#	Stratus Properties, Inc.	19,508	429,566
*	Tejon Ranch Co.	224,419	4,492,868
TOTAL REAL ESTATE			130,198,176
UTILITIES — (0.5%)
	Genie Energy Ltd., Class B	174,834	1,914,432
	New Jersey Resources Corp.	167,082	8,340,733
	NRG Energy, Inc.	193,101	6,607,916
#	Ormat Technologies, Inc.	41,501	3,840,918
#*	Sunnova Energy International, Inc.	409,319	7,973,534
	Vistra Corp.	1,517,808	35,000,653
TOTAL UTILITIES			63,678,186
TOTAL COMMON STOCKS			12,646,305,681
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	15,034	355,554
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	2,735	128,819
INDUSTRIALS — (0.1%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	174,585	4,748,712
TOTAL PREFERRED STOCKS			5,233,085
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	366,740	0
TOTAL INVESTMENT SECURITIES (Cost $8,094,824,978)			12,651,538,766

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	124,619,271	124,619,271
SECURITIES LENDING COLLATERAL — (6.0%)
@§	The DFA Short Term Investment Fund	70,648,829	817,265,653
TOTAL INVESTMENTS — (100.0%)
(Cost $9,036,646,784)^^			$13,593,423,690

U.S. Targeted Value Portfolio
CONTINUED
As of January 31, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	574	03/17/23	$113,486,848	$117,383,000	$3,896,152
Total Futures Contracts			$113,486,848	$117,383,000	$3,896,152
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$339,453,078	—	—	$339,453,078
Consumer Discretionary	1,691,806,400	$20,612,569	$23,663	1,712,442,632
Consumer Staples	526,244,007	221,620	78,296	526,543,923
Energy	1,073,280,496	—	—	1,073,280,496
Financials	3,420,511,747	81,608	—	3,420,593,355
Health Care	630,747,795	10,643,002	4,895,821	646,286,618
Industrials	2,427,673,909	139,380	—	2,427,813,289
Information Technology	1,220,219,696	1,578,996	—	1,221,798,692
Materials	1,084,217,236	—	—	1,084,217,236
Real Estate	130,198,176	—	—	130,198,176
Utilities	63,678,186	—	—	63,678,186
Preferred Stocks
Communication Services	355,554	—	—	355,554
Consumer Discretionary	128,819	—	—	128,819
Industrials	4,748,712	—	—	4,748,712
Temporary Cash Investments	124,619,271	—	—	124,619,271
Securities Lending Collateral	—	817,265,653	—	817,265,653
Futures Contracts**	3,896,152	—	—	3,896,152
TOTAL	$12,741,779,234	$850,542,828	$4,997,780^	$13,597,319,842
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.0%)
*	AMC Networks, Inc., Class A	11,512	$213,087
#	ATN International, Inc.	305,462	14,930,983
*	Beasley Broadcast Group, Inc., Class A	40,068	45,277
*	Boston Omaha Corp., Class A	54,028	1,429,041
#*	Cars.com, Inc.	348,816	5,964,754
#*	comScore, Inc.	48,884	59,638
*	Consolidated Communications Holdings, Inc.	786,886	3,422,954
*	Cumulus Media, Inc., Class A	206,029	1,380,394
*	Daily Journal Corp.	1,313	401,778
*	DHI Group, Inc.	576,329	3,423,394
#*	EchoStar Corp., Class A	873,607	16,345,187
	Entravision Communications Corp., Class A	656,872	4,269,668
*	EW Scripps Co., Class A	1,861,629	27,831,354
	FG Group Holdings, Inc.	298,374	701,179
*	Frontier Communications Parent, Inc.	553,655	16,393,725
#*	Gannett Co., Inc.	789,524	1,784,324
#	Gray Television, Inc.	2,010,667	26,058,244
	Gray Television, Inc., Class A	11,161	147,325
*	iHeartMedia, Inc., Class A	37,566	291,137
*	Integral Ad Science Holding Corp.	11,481	118,025
#*	Liberty Latin America Ltd., Class A	339,849	3,344,114
#*	Liberty Latin America Ltd., Class C	1,727,560	17,016,466
#*	Lions Gate Entertainment Corp., Class A	180,476	1,438,394
#*	Lions Gate Entertainment Corp., Class B	40,777	310,721
#*	Madison Square Garden Entertainment Corp.	103,022	5,387,020
*	Magnite, Inc.	189,912	2,294,137
#	Marcus Corp.	564,466	8,546,015
#	Nexstar Media Group, Inc.	93,011	19,045,862
#*	Reading International, Inc., Class A	32,692	113,114
	Saga Communications, Inc., Class A	148,807	3,757,377
	Scholastic Corp.	870,309	38,502,470
#	Shenandoah Telecommunications Co.	133,024	2,600,619
#	Sinclair Broadcast Group, Inc., Class A	50,585	1,043,569
	Spok Holdings, Inc.	184,898	1,543,898
	TEGNA, Inc.	1,067,091	21,267,124
	Telephone & Data Systems, Inc.	1,856,010	24,814,854
*	Thryv Holdings, Inc.	140,109	3,134,238
*	Townsquare Media, Inc., Class A	7,215	54,040
#*	U.S. Cellular Corp.	844,537	20,657,375
*	Urban One, Inc.	70,734	352,255
*	Urban One, Inc.	70,869	496,792
*	WideOpenWest, Inc.	500	5,745
#*	Ziff Davis, Inc.	57,610	5,154,943
TOTAL COMMUNICATION SERVICES			306,092,610
CONSUMER DISCRETIONARY — (13.2%)
*	1-800-Flowers.com, Inc., Class A	43,595	434,642
	Aaron's Co., Inc.	366,995	5,376,477
#*	Abercrombie & Fitch Co., Class A	716,621	20,753,344
#	Academy Sports & Outdoors, Inc.	373,470	21,818,117
*	Adient PLC	831,522	37,435,120
	ADT, Inc.	84,124	739,450
#*	Adtalem Global Education, Inc.	1,286,950	49,135,751

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	AMCON Distributing Co.	4,744	$837,316
#*	American Axle & Manufacturing Holdings, Inc.	1,295,731	11,493,134
#	American Eagle Outfitters, Inc.	295,850	4,775,019
*	American Outdoor Brands, Inc.	231,123	2,422,169
*	American Public Education, Inc.	166,368	2,014,717
#*	AMMO, Inc.	62,418	154,797
#*	AutoNation, Inc.	51,060	6,470,323
#*	Bally's Corp.	5,118	101,695
#*	Barnes & Noble Education, Inc.	496,449	1,146,797
#	Bassett Furniture Industries, Inc.	202,980	3,929,693
*	Beazer Homes USA, Inc.	54,686	895,210
#	Big Lots, Inc.	105,672	1,728,794
#*	Biglari Holdings, Inc., Class A	861	688,800
*	Biglari Holdings, Inc., Class B	5,985	975,974
*	BJ's Restaurants, Inc.	37,924	1,197,261
*	Build-A-Bear Workshop, Inc.	108,553	2,666,062
#	Caleres, Inc.	8,829	229,731
	Canterbury Park Holding Corp.	15,171	399,452
	Carriage Services, Inc.	51,921	1,683,279
*	Carrols Restaurant Group, Inc.	110,736	238,082
#	Cato Corp., Class A	289,777	2,880,383
*	Century Casinos, Inc.	25,398	224,010
	Century Communities, Inc.	817,143	50,009,152
*	Chico's FAS, Inc.	53,104	279,858
#*	Chuy's Holdings, Inc.	22,666	775,857
#*	Citi Trends, Inc.	42,393	1,334,532
#*	Conn's, Inc.	366,637	3,450,054
#*	Container Store Group, Inc.	783,277	4,080,873
*	Cooper-Standard Holdings, Inc.	8,255	137,941
#	Crown Crafts, Inc.	145,842	856,093
	Culp, Inc.	115,230	599,196
	Dana, Inc.	2,440,577	44,272,067
*	Delta Apparel, Inc.	186,066	2,171,390
#	Dillard's, Inc., Class A	232,345	91,383,612
#	El Pollo Loco Holdings, Inc.	317,461	3,895,247
	Escalade, Inc.	44,219	549,200
#	Ethan Allen Interiors, Inc.	575,552	16,541,365
*	Fiesta Restaurant Group, Inc.	105,685	896,209
	Flanigan's Enterprises, Inc.	5,134	135,538
#	Flexsteel Industries, Inc.	128,755	2,479,821
#	Foot Locker, Inc.	1,962,487	85,387,809
*	Fossil Group, Inc.	287,635	1,633,767
#	Franchise Group, Inc.	101,270	3,128,230
#	Gap, Inc.	620,221	8,416,399
*	Genesco, Inc.	221,390	10,690,923
*	G-III Apparel Group Ltd.	830,089	14,045,106
*	Goodyear Tire & Rubber Co.	6,778,835	76,261,894
#*	GoPro, Inc., Class A	905,648	5,569,735
	Graham Holdings Co., Class B	99,293	64,869,110
#*	Green Brick Partners, Inc.	584,289	18,229,817
	Group 1 Automotive, Inc.	355,989	76,128,248
#	Guess?, Inc.	568,932	13,182,154
	Hamilton Beach Brands Holding Co., Class A	3,359	43,499
#	Harley-Davidson, Inc.	257,656	11,859,906
#	Haverty Furniture Cos., Inc.	356,987	12,465,986
	Haverty Furniture Cos., Inc., Class A	5,701	195,829
#*	Helen of Troy Ltd.	29,844	3,375,655
#	Hibbett, Inc.	124,750	8,278,410
	Hooker Furnishings Corp.	285,348	6,009,429

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Hovnanian Enterprises, Inc., Class A	16,757	$969,895
#*	iRobot Corp.	64,762	2,914,290
*	JAKKS Pacific, Inc.	1,915	39,928
	Johnson Outdoors, Inc., Class A	155,829	10,668,053
#	KB Home	378,883	14,568,051
»	Kohl's Corp.	426,185	13,795,608
#*	Lakeland Industries, Inc.	156,082	2,260,067
*	Lands' End, Inc.	94,871	856,685
	Laureate Education, Inc.	1,236,980	13,582,040
	La-Z-Boy, Inc.	635,960	18,080,343
#	LCI Industries	61,657	6,919,149
#*	Legacy Housing Corp.	35,037	701,441
#*	LGI Homes, Inc.	243,564	27,729,761
#*	Life Time Group Holdings, Inc.	52,419	984,953
#	Lifetime Brands, Inc.	196,975	1,577,770
#*	Lincoln Educational Services Corp.	70,047	444,798
#	Lithia Motors, Inc.	20,025	5,270,580
*	Live Ventures, Inc.	7,600	259,160
*	M/I Homes, Inc.	434,428	25,978,794
	Macy's, Inc.	2,082,800	49,216,564
#*	Malibu Boats, Inc., Class A	11,621	704,116
*	MarineMax, Inc.	533,020	16,656,875
	Marriott Vacations Worldwide Corp.	293,849	47,027,594
	MDC Holdings, Inc.	1,862,398	70,324,149
*	Meritage Homes Corp.	575,946	62,023,625
*	Modine Manufacturing Co.	1,297,471	30,996,582
#	Monro, Inc.	169,256	8,615,130
#*	Motorcar Parts of America, Inc.	500,089	7,281,296
#	Movado Group, Inc.	392,236	13,869,465
	Nobility Homes, Inc.	1,505	37,475
#*	ODP Corp.	1,053,414	54,356,162
#	Patrick Industries, Inc.	128,126	9,093,102
*	Penn Entertainment, Inc.	504	17,867
#	Penske Automotive Group, Inc.	417,187	53,324,842
*	Perdoceo Education Corp.	730,199	10,931,079
*	Playa Hotels & Resorts NV	817,680	6,198,014
	PVH Corp.	56,372	5,067,843
*»	QEP Co., Inc.	21,970	318,565
	RCI Hospitality Holdings, Inc.	54,455	4,943,969
#	Rent-A-Center, Inc.	11,655	313,403
#	Rocky Brands, Inc.	196,342	6,180,846
#	Shoe Carnival, Inc.	674,766	18,427,860
#	Signet Jewelers Ltd.	213,159	16,372,743
*	Skechers USA, Inc., Class A	1,102,012	53,061,878
#	Smith & Wesson Brands, Inc.	16,954	187,850
*	Solo Brands, Inc., Class A	47,168	208,483
#	Sonic Automotive, Inc., Class A	515,604	27,693,091
#*	Sportsman's Warehouse Holdings, Inc.	463,939	4,374,945
	Standard Motor Products, Inc.	181,867	7,358,339
*	Stoneridge, Inc.	22,711	560,053
#	Strategic Education, Inc.	214,147	19,990,623
*	Strattec Security Corp.	85,807	2,137,452
*	Stride, Inc.	927,080	39,799,544
#	Superior Group of Cos., Inc.	221,235	2,639,334
*	Superior Industries International, Inc.	129,165	729,782
*	Taylor Morrison Home Corp.	2,907,014	104,071,101
#	Thor Industries, Inc.	794,708	75,759,514
#*	Tile Shop Holdings, Inc.	122,912	614,560
#*	Tilly's, Inc., Class A	334,564	2,964,237

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Topgolf Callaway Brands Corp.	1,970,815	$48,265,259
*	TravelCenters of America, Inc.	158,479	7,213,964
#*	Tri Pointe Homes, Inc.	2,638,710	58,289,104
#*	Unifi, Inc.	314,850	2,691,968
*	Universal Electronics, Inc.	91,486	2,143,517
*	Universal Technical Institute, Inc.	237,349	1,799,105
#*	Urban Outfitters, Inc.	1,512,301	41,421,924
*	Vera Bradley, Inc.	213,552	1,270,634
#*	Vista Outdoor, Inc.	676,910	19,867,309
#*	VOXX International Corp.	165,543	1,745,651
#	Weyco Group, Inc.	106,727	2,905,109
#	Winnebago Industries, Inc.	460,184	29,304,517
	Wolverine World Wide, Inc.	19,400	312,922
»††	Zagg, Inc.	226,626	20,396
#*	Zumiez, Inc.	510,937	13,197,503
TOTAL CONSUMER DISCRETIONARY			2,038,965,710
CONSUMER STAPLES — (4.3%)
#	Alico, Inc.	33,753	894,455
	Andersons, Inc.	822,617	30,255,853
*	Bridgford Foods Corp.	13,817	171,331
	Cal-Maine Foods, Inc.	143,548	8,213,817
#*	Central Garden & Pet Co.	178,012	7,465,823
*	Central Garden & Pet Co., Class A	598,383	23,713,918
#	Edgewell Personal Care Co.	900,759	38,606,531
	Fresh Del Monte Produce, Inc.	1,262,865	36,117,939
*	Hain Celestial Group, Inc.	105,097	2,156,590
#*	HF Foods Group, Inc.	16,150	75,259
*	Hostess Brands, Inc.	2,949,297	68,217,240
#*»††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	362,269	34,415,555
	Ingredion, Inc.	623,602	64,106,286
*	Lifecore Biomedical, Inc.	331,232	2,056,951
	Limoneira Co.	81,453	1,069,478
*	Mission Produce, Inc.	32,279	402,196
*	Natural Alternatives International, Inc.	169,515	1,484,951
	Natural Grocers by Vitamin Cottage, Inc.	315,551	3,133,421
*	Nature's Sunshine Products, Inc.	13,861	146,372
	Nu Skin Enterprises, Inc., Class A	87,248	3,741,194
#	Oil-Dri Corp. of America	92,704	3,364,228
*	Pilgrim's Pride Corp.	243,440	5,910,723
*	Post Holdings, Inc.	309,767	29,412,377
	PriceSmart, Inc.	34,424	2,558,047
	Seaboard Corp.	17,242	67,597,261
#*	Seneca Foods Corp., Class A	180,393	11,274,562
*»	Seneca Foods Corp., Class B	24,020	1,541,844
*	Simply Good Foods Co.	31,528	1,144,466
	SpartanNash Co.	862,714	27,330,780
*	TreeHouse Foods, Inc.	547,389	26,510,049
*	United Natural Foods, Inc.	1,446,105	60,186,890
#	Universal Corp.	637,532	34,662,615
#	Village Super Market, Inc., Class A	256,623	5,969,051
#	Weis Markets, Inc.	652,964	56,376,912
#*	Willamette Valley Vineyards, Inc.	9,625	60,301
TOTAL CONSUMER STAPLES			660,345,266
ENERGY — (8.2%)
	Adams Resources & Energy, Inc.	109,663	5,263,824

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Alto Ingredients, Inc.	244,147	$827,658
#	Antero Midstream Corp.	2,703,590	29,469,131
	Arch Resources, Inc.	7,734	1,144,787
#	Archrock, Inc.	1,021,015	10,118,259
*	Ardmore Shipping Corp.	636,424	9,323,612
	Berry Corp.	407,751	3,751,309
#*	Bristow Group, Inc.	71,148	2,172,860
	California Resources Corp.	15,405	658,256
*	Callon Petroleum Co.	420,284	17,883,084
	ChampionX Corp.	113,064	3,733,373
	Chord Energy Corp.	93,808	13,445,501
#	Civitas Resources, Inc.	260,274	17,321,235
#*	Clean Energy Fuels Corp.	527,089	2,983,324
#*	CNX Resources Corp.	4,352,863	72,823,398
#	Comstock Resources, Inc.	593,412	7,209,956
	CONSOL Energy, Inc.	576,079	33,314,649
	Delek U.S. Holdings, Inc.	572,913	15,331,152
	DHT Holdings, Inc.	4,207,147	36,055,250
#	Dorian LPG Ltd.	1,015,469	20,157,060
#*	Dril-Quip, Inc.	178,854	5,492,606
*	DT Midstream, Inc.	314,418	17,186,088
#*	Earthstone Energy, Inc., Class A	162,835	2,263,406
#	EnLink Midstream LLC	81,228	1,033,220
	Epsilon Energy Ltd.	58,074	343,217
*	Forum Energy Technologies, Inc.	14,716	485,628
*	Geospace Technologies Corp.	54,811	260,900
#*	Green Plains, Inc.	263,066	9,146,805
#*	Hallador Energy Co.	110,855	979,958
#*	Helix Energy Solutions Group, Inc.	1,434,743	11,377,512
	Helmerich & Payne, Inc.	1,496,863	72,508,044
	HF Sinclair Corp.	630,273	35,862,534
	International Seaways, Inc.	546,261	21,216,777
	Liberty Energy, Inc.	661,875	10,477,481
*	Mammoth Energy Services, Inc.	9,836	64,229
#	Matador Resources Co.	1,102,410	72,935,446
*	Mexco Energy Corp.	4,558	61,989
	Murphy Oil Corp.	2,627,426	114,582,048
	NACCO Industries, Inc., Class A	149,707	5,834,082
#*	National Energy Services Reunited Corp.	36,875	278,775
#*	Natural Gas Services Group, Inc.	173,518	1,986,781
#*	Newpark Resources, Inc.	644,470	2,925,894
*	Noble Corp. PLC	144,247	5,869,410
	Nordic American Tankers Ltd.	14,147	43,007
	NOV, Inc.	1,466,119	35,831,948
#*	Oil States International, Inc.	192,189	1,645,138
#*	Overseas Shipholding Group, Inc., Class A	1,287,340	4,801,778
#	Patterson-UTI Energy, Inc.	1,701,180	28,579,824
	PBF Energy, Inc., Class A	1,753,292	73,620,731
	PDC Energy, Inc.	1,225,135	82,978,394
#*	Peabody Energy Corp.	2,147,431	59,891,851
#	Permian Resources Corp.	3,135,022	34,077,689
#	PHX Minerals, Inc.	110,282	398,118
*	ProPetro Holding Corp.	1,162,872	11,570,576
*	Ranger Energy Services, Inc.	31,010	353,204
*	REX American Resources Corp.	460,830	15,078,358
	Riley Exploration Permian, Inc.	2,071	68,736
#	RPC, Inc.	87,983	872,791
#*	SandRidge Energy, Inc.	151,692	2,398,250
	Scorpio Tankers, Inc.	1,002,709	47,999,680

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	SEACOR Marine Holdings, Inc.	13,633	$139,602
	Select Energy Services, Inc., Class A	509,908	4,476,992
	SFL Corp. Ltd.	757,534	7,711,696
	SM Energy Co.	125,942	4,139,714
	Solaris Oilfield Infrastructure, Inc., Class A	146,749	1,554,072
#*	Talos Energy, Inc.	774,983	15,352,413
#*	TechnipFMC PLC	3,962,669	55,041,472
*	Teekay Corp.	245,603	1,193,631
*	Teekay Tankers Ltd., Class A	332,324	10,199,024
*	Tidewater, Inc.	101,903	4,422,590
*	U.S. Silica Holdings, Inc.	902,748	11,049,635
#	VAALCO Energy, Inc.	50,348	234,118
#*	Vital Energy, Inc.	76,883	4,326,975
	World Fuel Services Corp.	1,526,903	43,211,355
TOTAL ENERGY			1,259,423,870
FINANCIALS — (26.5%)
	1st Source Corp.	383,150	18,847,149
*	Acacia Research Corp.	127,577	556,236
#	ACNB Corp.	31,152	1,225,831
*	Affinity Bancshares, Inc.	711	10,459
#	Amalgamated Financial Corp.	25,026	574,347
*	Ambac Financial Group, Inc.	541,942	9,028,754
	Amerant Bancorp, Inc.	76,950	2,142,288
	American Equity Investment Life Holding Co.	2,270,315	108,180,510
#	American National Bankshares, Inc.	34,549	1,195,741
	Ameris Bancorp	639,408	30,154,481
	AmeriServ Financial, Inc.	383,105	1,543,913
	Ames National Corp.	31,937	769,362
	Argo Group International Holdings Ltd.	665,630	18,477,889
	Associated Banc-Corp.	3,681,267	82,497,193
#	Associated Capital Group, Inc., Class A	14,334	545,409
	Assured Guaranty Ltd.	1,358,868	85,065,137
#	Atlantic American Corp.	237,349	607,613
	Atlantic Union Bankshares Corp.	1,640,633	63,476,091
#*	Atlanticus Holdings Corp.	40,260	1,308,450
*	Avantax, Inc.	287,099	8,366,065
#	Axis Capital Holdings Ltd.	1,144,948	71,639,396
	Banc of California, Inc.	947,578	16,506,809
#	Bank of Marin Bancorp	98,603	3,004,433
	Bank OZK	2,270,088	103,674,919
	BankFinancial Corp.	236,204	2,383,298
	BankUnited, Inc.	1,373,699	51,706,030
	Bankwell Financial Group, Inc.	17,932	530,249
	Banner Corp.	635,619	41,207,180
	Bar Harbor Bankshares	146,008	4,536,469
	BayCom Corp.	80,313	1,615,094
#	BCB Bancorp, Inc.	247,022	4,443,926
	Berkshire Hills Bancorp, Inc.	793,548	24,639,665
#*	Blue Foundry Bancorp	28,027	332,961
	Blue Ridge Bankshares, Inc.	27,261	345,124
	BOK Financial Corp.	241,117	24,232,259
	Bread Financial Holdings, Inc.	226,203	9,281,109
*	Brighthouse Financial, Inc.	1,310,595	73,747,181
	Brookline Bancorp, Inc.	1,375,569	17,992,443
	Business First Bancshares, Inc.	54,254	1,125,228
#	Byline Bancorp, Inc.	293,585	7,280,908
	C&F Financial Corp.	55,497	3,384,762
	Cadence Bank	1,166,938	29,850,274

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*»	California First Leasing Corp.	42,112	$673,792
#	Cambridge Bancorp	753	60,240
	Camden National Corp.	17,830	752,961
*	Cannae Holdings, Inc.	63,456	1,550,865
	Capital City Bank Group, Inc.	126,498	4,107,390
#	Capitol Federal Financial, Inc.	1,022,293	8,556,592
#	Capstar Financial Holdings, Inc.	63,907	1,112,621
*	Carter Bankshares, Inc.	70,286	1,168,153
#	Cathay General Bancorp	325,882	14,325,773
#	CB Financial Services, Inc.	1,113	24,252
*»	CCUR Holdings, Inc.	53	164,300
#	Central Valley Community Bancorp	147,764	3,679,324
	Chemung Financial Corp.	7,238	376,666
#	ChoiceOne Financial Services, Inc.	701	20,217
#	Citizens Community Bancorp, Inc.	47,640	591,212
	Civista Bancshares, Inc.	134,943	2,928,263
	CNB Financial Corp.	70,998	1,712,472
	CNO Financial Group, Inc.	1,390,719	35,824,921
#	Codorus Valley Bancorp, Inc.	83,575	2,065,138
	Colony Bankcorp, Inc.	17,219	221,953
#	Columbia Banking System, Inc.	1,276,440	39,454,760
	Community Financial Corp.	12,564	507,083
	Community Trust Bancorp, Inc.	168,388	7,254,155
#	Community West Bancshares	30,386	449,713
	ConnectOne Bancorp, Inc.	635,841	15,113,941
#*	Consumer Portfolio Services, Inc.	382,707	3,846,205
#	Cowen, Inc., Class A	350,098	13,611,810
#*	CrossFirst Bankshares, Inc.	137,493	1,856,156
#*	Customers Bancorp, Inc.	831,848	25,263,224
#	Dime Community Bancshares, Inc.	487,697	14,543,125
#	Donegal Group, Inc., Class A	400,083	6,073,260
	Donegal Group, Inc., Class B	54,141	826,192
	Eagle Bancorp Montana, Inc.	10,506	175,765
	Eagle Bancorp, Inc.	261,736	12,429,843
	Eastern Bankshares, Inc.	41,288	667,627
#*	Elevate Credit, Inc.	133,081	239,546
	Employers Holdings, Inc.	616,510	27,046,294
#*	Encore Capital Group, Inc.	459,759	25,617,771
*	Enova International, Inc.	318,015	14,517,385
*	Enstar Group Ltd.	106,324	25,762,305
#	Enterprise Bancorp, Inc.	354	12,581
	Enterprise Financial Services Corp.	16,913	901,801
	Equity Bancshares, Inc., Class A	72,311	2,158,483
	ESSA Bancorp, Inc.	174,964	3,586,762
	Essent Group Ltd.	456,572	20,102,865
	Evans Bancorp, Inc.	16,169	639,322
#*	EZCORP, Inc., Class A	1,129,558	10,290,273
	Farmers & Merchants Bancorp, Inc.	4,038	114,881
#	Financial Institutions, Inc.	308,265	7,617,228
	First American Financial Corp.	265,318	16,415,225
	First Bancorp	13,004	518,209
	First BanCorp	3,074,449	41,351,339
	First Bancshares, Inc.	70,781	2,169,438
#	First Bank	146,898	1,987,530
	First Busey Corp.	574,573	13,715,058
	First Business Financial Services, Inc.	146,861	5,257,624
	First Commonwealth Financial Corp.	1,563,461	22,998,511
#	First Community Bankshares, Inc.	143,465	4,664,047
	First Community Corp.	4,450	91,492

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	1,881,060	$47,647,250
	First Financial Corp.	150,623	6,765,985
	First Financial Northwest, Inc.	259,350	3,903,218
	First Foundation, Inc.	270,066	4,194,125
	First Hawaiian, Inc.	144,842	3,974,464
	First Internet Bancorp	214,150	5,630,004
	First Merchants Corp.	212,127	9,045,095
	First Mid Bancshares, Inc.	56,856	1,826,783
	First Northwest Bancorp	134,077	2,031,267
	First of Long Island Corp.	88,094	1,555,740
#	First Savings Financial Group, Inc.	6,477	128,763
	First United Corp.	106,423	2,068,863
#*	First Western Financial, Inc.	7,738	203,123
	Flushing Financial Corp.	760,501	14,594,014
#	FNB Corp.	8,069,732	115,155,076
#	Franklin Financial Services Corp.	6,905	229,591
	FS Bancorp, Inc.	42,320	1,521,404
	Fulton Financial Corp.	4,147,378	69,385,634
#*	FVCBankcorp, Inc.	2,462	42,174
*	Genworth Financial, Inc., Class A	8,305,164	45,844,505
	Great Southern Bancorp, Inc.	63,191	3,692,882
*	Green Dot Corp., Class A	310,543	5,614,617
#*	Greenlight Capital Re Ltd., Class A	427,993	4,215,731
	Hallmark Financial Services, Inc.	5,567	40,639
	Hancock Whitney Corp.	1,271,582	65,461,041
#	Hanmi Financial Corp.	582,853	13,574,646
	HarborOne Bancorp, Inc.	253,320	3,455,285
	Hawthorn Bancshares, Inc.	47,889	1,153,167
	Heartland Financial USA, Inc.	496,308	24,552,357
#	Hennessy Advisors, Inc.	1,605	15,520
	Heritage Commerce Corp.	440,326	5,336,751
	Heritage Financial Corp.	242,841	6,928,254
	Heritage Insurance Holdings, Inc.	78,568	197,991
#	Hilltop Holdings, Inc.	1,127,969	36,884,586
#	HMN Financial, Inc.	98,539	2,151,106
	Home Bancorp, Inc.	81,534	3,130,906
	HomeStreet, Inc.	495,157	13,651,478
	HomeTrust Bancshares, Inc.	208,155	5,620,185
	Hope Bancorp, Inc.	2,615,435	33,712,957
	Horace Mann Educators Corp.	864,468	30,783,705
	Horizon Bancorp, Inc.	293,761	4,594,422
	Independent Bank Corp.	52,236	1,158,072
#	Independent Bank Group, Inc.	634,727	38,908,765
	International Bancshares Corp.	1,277,750	59,888,143
	Investar Holding Corp.	57,727	1,203,608
	Investors Title Co.	1,707	276,534
	Jackson Financial, Inc., Class A	835,937	36,814,665
	Janus Henderson Group PLC	726,636	18,834,405
#	Kearny Financial Corp.	1,883,112	17,663,591
	Kemper Corp.	485,013	28,484,814
	Lakeland Bancorp, Inc.	907,469	17,486,928
	Landmark Bancorp, Inc.	53,119	1,185,616
	LCNB Corp.	112,070	2,045,278
*	LendingClub Corp.	360,911	3,497,228
	Luther Burbank Corp.	182,250	2,139,615
	Macatawa Bank Corp.	19,013	209,523
#	Magyar Bancorp, Inc.	45,251	582,380
#*	Maiden Holdings Ltd.	66,541	157,702
#	MainStreet Bancshares, Inc.	14,309	410,668

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	MBIA, Inc.	330,840	$4,304,228
	Mercantile Bank Corp.	369,066	12,670,036
	Merchants Bancorp	35,068	1,008,906
	Meridian Corp.	20,334	647,638
*	Metropolitan Bank Holding Corp.	13,155	781,144
	MGIC Investment Corp.	4,032,781	56,942,868
#	Mid Penn Bancorp, Inc.	49,960	1,572,241
	Middlefield Banc Corp.	27,549	749,333
	Midland States Bancorp, Inc.	269,460	6,865,841
#*»††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	146,855	4,574,533
*	Mr Cooper Group, Inc.	442,457	20,348,597
	National Bank Holdings Corp., Class A	71,466	3,018,009
#	National Bankshares, Inc.	7,469	302,943
#	National Western Life Group, Inc., Class A	79,554	22,020,547
	Navient Corp.	3,573,240	67,784,363
	NBT Bancorp, Inc.	34,833	1,369,285
	Nelnet, Inc., Class A	720,109	68,763,208
#	New York Community Bancorp, Inc.	8,439,224	84,307,848
#*	Nicholas Financial, Inc.	180,077	1,206,516
#*	Nicolet Bankshares, Inc.	38,679	2,819,312
*	NMI Holdings, Inc., Class A	545,391	12,669,433
#	Northeast Bank	99,160	4,680,352
#	Northeast Community Bancorp, Inc.	20,633	320,018
	Northfield Bancorp, Inc.	1,110,435	16,601,003
	Northrim BanCorp, Inc.	174,154	9,322,464
#	Northwest Bancshares, Inc.	2,283,438	32,287,813
#	Norwood Financial Corp.	6,436	221,077
#	OceanFirst Financial Corp.	680,530	16,278,278
#*	Ocwen Financial Corp.	54,205	1,951,380
#	OFG Bancorp	1,222,070	34,596,802
	Old National Bancorp	4,427,111	77,474,443
	OP Bancorp	73,881	837,811
#	Oppenheimer Holdings, Inc., Class A	152,133	7,243,052
#*	OptimumBank Holdings, Inc.	1,253	5,175
	Origin Bancorp, Inc.	2,460	92,250
	Orrstown Financial Services, Inc.	85,706	2,121,224
	Pacific Premier Bancorp, Inc.	1,542,725	49,891,727
	PacWest Bancorp	286,753	7,931,588
#	Parke Bancorp, Inc.	32,237	667,467
*	Patriot National Bancorp, Inc.	1,226	14,025
#	PCB Bancorp	47,493	881,945
	Peapack-Gladstone Financial Corp.	330,791	12,269,038
	Penns Woods Bancorp, Inc.	37,151	995,275
#	PennyMac Financial Services, Inc.	461,192	31,093,565
	Peoples Bancorp of North Carolina, Inc.	45,939	1,525,175
#	Peoples Bancorp, Inc.	718,667	21,322,850
#	Peoples Financial Services Corp.	23,024	1,173,764
#*	Ponce Financial Group, Inc.	43,918	399,654
	Popular, Inc.	1,183,566	81,239,970
*	PRA Group, Inc.	309,997	12,474,279
	Premier Financial Corp.	629,723	15,755,669
	Primis Financial Corp.	161,899	1,916,884
	Princeton Bancorp, Inc.	18,974	651,567
	ProAssurance Corp.	751,671	14,574,901
*	Professional Holding Corp., Class A	1,915	54,865
	Prosperity Bancshares, Inc.	221,167	16,777,729
#	Provident Bancorp, Inc.	3,952	35,647
	Provident Financial Holdings, Inc.	176,710	2,511,049

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Services, Inc.	1,953,938	$45,839,385
	QCR Holdings, Inc.	89,005	4,678,103
	Radian Group, Inc.	1,590,600	35,152,260
	RBB Bancorp	164,581	3,314,661
#	Regional Management Corp.	204,642	7,058,103
	Reinsurance Group of America, Inc.	66,106	10,032,908
	Renasant Corp.	1,212,479	43,140,003
	Republic Bancorp, Inc., Class A	143,722	6,464,616
#*	Republic First Bancorp, Inc.	201,375	443,025
#	Richmond Mutual BanCorp, Inc.	6,335	82,482
	Riverview Bancorp, Inc.	562,789	4,130,871
	S&T Bancorp, Inc.	444,119	16,157,049
#	Salisbury Bancorp, Inc.	9,456	265,052
#	Sandy Spring Bancorp, Inc.	546,015	18,455,307
	SB Financial Group, Inc.	57,739	943,455
*	Security National Financial Corp., Class A	27,805	200,474
	Shore Bancshares, Inc.	225,970	3,949,956
	Sierra Bancorp	335,812	7,072,201
#	Simmons First National Corp., Class A	2,084,653	46,508,608
#*	SiriusPoint Ltd.	11,971	90,860
	SmartFinancial, Inc.	113,658	3,065,356
	South Plains Financial, Inc.	19,505	548,091
*	Southern First Bancshares, Inc.	12,060	507,605
	Southern Missouri Bancorp, Inc.	4,151	200,991
	SouthState Corp.	230,673	18,361,571
	Stellar Bancorp, Inc.	296,524	8,335,290
#*	Sterling Bancorp, Inc.	60,162	366,387
	Stewart Information Services Corp.	222,334	10,620,895
	Stifel Financial Corp.	56,528	3,810,552
	Summit Financial Group, Inc.	23,704	615,119
	Summit State Bank	10,197	162,030
#*	SWK Holdings Corp.	2,921	55,090
	Synovus Financial Corp.	89,774	3,766,019
	Territorial Bancorp, Inc.	146,943	3,529,571
*	Texas Capital Bancshares, Inc.	995,130	65,748,239
*	Third Coast Bancshares, Inc.	2,989	55,416
	Timberland Bancorp, Inc.	139,768	4,654,274
	Tiptree, Inc.	808,744	12,139,247
	Towne Bank	431,246	13,140,066
	TriCo Bancshares	14,627	739,395
	TrustCo Bank Corp. NY	132,755	4,767,232
	Trustmark Corp.	771,953	22,479,271
	U.S. Global Investors, Inc., Class A	10,527	32,950
	Umpqua Holdings Corp.	488,376	8,888,443
#*	Unico American Corp.	132,829	162,051
	United Bancshares, Inc.	24,172	481,023
	United Bankshares, Inc.	2,073,146	83,340,469
#	United Fire Group, Inc.	472,935	14,892,723
	United Security Bancshares	302,477	2,389,568
	Unity Bancorp, Inc.	27,143	718,475
	Universal Insurance Holdings, Inc.	95,470	1,216,288
	Univest Financial Corp.	647,075	17,568,086
	Unum Group	2,439,640	102,538,069
	Valley National Bancorp	5,130,245	60,947,311
#*	Velocity Financial, Inc.	1,541	15,549
	Veritex Holdings, Inc.	170,027	4,786,260
	Washington Federal, Inc.	1,714,096	60,781,844
#	Waterstone Financial, Inc.	477,424	7,686,526
	WesBanco, Inc.	1,483,992	55,159,983

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Western New England Bancorp, Inc.	545,093	$5,314,657
	Westwood Holdings Group, Inc.	18,087	233,865
	White Mountains Insurance Group Ltd.	44,326	67,728,355
#	William Penn Bancorp	23,209	272,706
	Wintrust Financial Corp.	563,666	51,558,529
#	WSFS Financial Corp.	543,279	26,245,808
	WVS Financial Corp.	1,740	24,273
TOTAL FINANCIALS			4,086,810,909
HEALTH CARE — (4.2%)
*	Acadia Healthcare Co., Inc.	1,365,078	114,693,854
*	Addus HomeCare Corp.	9,887	1,063,050
*	American Shared Hospital Services	118,315	380,974
*	Amphastar Pharmaceuticals, Inc.	45,734	1,383,911
*	AngioDynamics, Inc.	651,028	8,476,385
#*	ANI Pharmaceuticals, Inc.	10,428	466,444
*	Anika Therapeutics, Inc.	255,370	7,919,024
*	Avanos Medical, Inc.	716,244	21,945,716
#	Aytu BioPharma, Inc.	36,057	118,267
#*	Brookdale Senior Living, Inc.	1,212,582	3,492,236
*	Computer Programs & Systems, Inc.	67,141	1,972,603
*	Cullinan Oncology, Inc.	36,581	425,803
*	Cumberland Pharmaceuticals, Inc.	38,585	104,179
#*»††	Curative Health Services, Inc.	347,123	0
*	Eagle Pharmaceuticals, Inc.	41,583	1,411,327
#*	Electromed, Inc.	12,001	129,491
#*	Emergent BioSolutions, Inc.	349,864	4,614,706
*	Enovis Corp.	853,965	53,757,097
*	Envista Holdings Corp.	1,435,291	55,961,996
*	FONAR Corp.	75,732	1,365,448
#*	Fulgent Genetics, Inc.	141,773	4,789,092
*	HealthStream, Inc.	55,219	1,335,195
*	ImmuCell Corp.	36,020	266,908
#*	Innoviva, Inc.	138,216	1,748,432
#*	Inogen, Inc.	160,447	3,743,228
*	Integer Holdings Corp.	609,580	40,116,460
*	iTeos Therapeutics, Inc.	63,420	1,325,478
#*	Kewaunee Scientific Corp.	65,931	1,065,445
*	LENSAR, Inc.	106,880	314,227
*	Ligand Pharmaceuticals, Inc.	5,353	373,104
*	Mallinckrodt PLC	2,816	21,120
#*	Meridian Bioscience, Inc.	91,289	3,103,826
	National HealthCare Corp.	164,431	9,790,222
#*»††	OCA, Inc.	492,841	0
*	OmniAb, Inc.	2,029	0
*	OmniAb, Inc.	2,029	0
#*	OPKO Health, Inc.	1,280,494	1,651,837
#*	Orthofix Medical, Inc.	2,419	52,323
	Patterson Cos., Inc.	198,267	5,985,681
#*»††	PDL BioPharma, Inc.	1,226,353	3,004,565
*	Pediatrix Medical Group, Inc.	335,355	5,147,699
	Perrigo Co. PLC	2,252,909	84,303,855
	Premier, Inc., Class A	723,710	24,142,966
*	Prestige Consumer Healthcare, Inc.	1,083,951	71,280,618
*	REGENXBIO, Inc.	219,659	5,098,285
#*	Supernus Pharmaceuticals, Inc.	307,352	12,604,506
*	Syneos Health, Inc.	174,809	6,279,139
#*	Taro Pharmaceutical Industries Ltd.	144,115	4,297,509
#*	Teladoc Health, Inc.	476,096	13,997,222

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*»††	U.S. Diagnostic, Inc.	3	$0
*	UFP Technologies, Inc.	44,903	5,106,818
*	Vanda Pharmaceuticals, Inc.	758,541	5,825,595
#*	Varex Imaging Corp.	437,910	9,410,686
*	Veracyte, Inc.	468	11,761
#*	Veradigm, Inc.	2,637,103	47,230,515
TOTAL HEALTH CARE			653,106,828
INDUSTRIALS — (19.6%)
*	AAR Corp.	889,189	45,739,882
	ABM Industries, Inc.	1,395,124	65,445,267
	ACCO Brands Corp.	2,143,671	13,612,311
#	Acme United Corp.	19,542	461,191
	Air Lease Corp.	2,041,374	91,800,589
*	Air Transport Services Group, Inc.	500,103	14,157,916
	Alamo Group, Inc.	12,437	1,946,017
*	Alaska Air Group, Inc.	695,899	35,727,455
	Allied Motion Technologies, Inc.	424	17,231
	Altra Industrial Motion Corp.	358,198	21,875,152
*	American Woodmark Corp.	208,424	11,940,611
	Apogee Enterprises, Inc.	159,864	7,488,030
	ARC Document Solutions, Inc.	205,204	716,162
	ArcBest Corp.	638,191	53,257,039
	Arcosa, Inc.	529,470	31,381,687
#	Argan, Inc.	67,413	2,628,433
	Astec Industries, Inc.	289,329	12,770,982
*	Astronics Corp.	65,112	966,913
#*	Atlas Air Worldwide Holdings, Inc.	678,406	69,339,877
*	Avalon Holdings Corp., Class A	15,718	44,010
#*	AZEK Co., Inc.	669,417	16,153,032
	AZZ, Inc.	230,854	9,806,678
#	Barnes Group, Inc.	1,085,014	48,022,720
	Barrett Business Services, Inc.	2,097	208,400
#*	Beacon Roofing Supply, Inc.	1,044,061	59,386,190
	BGSF, Inc.	39,162	567,066
*	BlueLinx Holdings, Inc.	58,886	5,112,483
#	Boise Cascade Co.	616,898	46,248,843
*	BrightView Holdings, Inc.	655,830	5,213,849
#*	Broadwind, Inc.	23,688	127,915
*	CACI International, Inc., Class A	105,094	32,378,410
*	CBIZ, Inc.	804,901	38,305,239
*	CECO Environmental Corp.	651,102	9,369,358
	Chicago Rivet & Machine Co.	27,789	804,214
*	Civeo Corp.	55,927	1,915,500
	Columbus McKinnon Corp.	400,551	14,399,808
#*	Commercial Vehicle Group, Inc.	84,901	711,470
#	CompX International, Inc.	68,188	1,291,481
*	Concrete Pumping Holdings, Inc.	83,996	683,727
#	Costamare, Inc.	1,972,830	20,024,225
	Covenant Logistics Group, Inc.	249,742	8,281,445
#*»	CPI Aerostructures, Inc.	39,198	156,792
	CRA International, Inc.	125,831	14,953,756
	Deluxe Corp.	38,476	769,135
#*	Distribution Solutions Group, Inc.	50,326	2,078,464
*	DLH Holdings Corp.	25,897	318,792
*	Ducommun, Inc.	307,409	17,762,092
	Dun & Bradstreet Holdings, Inc.	377,331	5,527,899
*	DXP Enterprises, Inc.	86,376	2,617,193
#	Eagle Bulk Shipping, Inc.	219,765	12,588,139

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Eastern Co.	116,398	$2,525,837
#	Encore Wire Corp.	492,144	79,446,806
	EnerSys	277,188	23,012,148
	Ennis, Inc.	664,425	14,112,387
	EnPro Industries, Inc.	399,470	48,363,833
	Esab Corp.	636,930	36,820,923
	ESCO Technologies, Inc.	259,896	25,584,162
*	First Advantage Corp.	138,941	1,928,501
*	Gates Industrial Corp. PLC	1,785,954	23,592,452
#	GATX Corp.	792,330	90,682,168
#	Genco Shipping & Trading Ltd.	1,036,231	18,797,230
*	Gencor Industries, Inc.	161,500	1,718,360
*	Gibraltar Industries, Inc.	245,656	13,159,792
*	GMS, Inc.	795,767	47,204,898
*	Graham Corp.	3,148	30,536
	Granite Construction, Inc.	479,706	20,425,881
*	Great Lakes Dredge & Dock Corp.	986,462	6,786,859
#	Greenbrier Cos., Inc.	720,734	22,285,095
	Griffon Corp.	801,558	32,767,691
*	GXO Logistics, Inc.	22,543	1,179,675
*	Harsco Corp.	297,639	2,363,254
#*	Hayward Holdings, Inc.	5,948	80,239
#	Heartland Express, Inc.	204,256	3,435,586
	Heidrick & Struggles International, Inc.	263,723	8,112,119
#*	Heritage-Crystal Clean, Inc.	217,529	8,092,079
	Hillenbrand, Inc.	6,590	308,807
#	HNI Corp.	2,040	64,811
*	Hub Group, Inc., Class A	778,349	66,369,819
#	Hurco Cos., Inc.	156,627	4,416,881
#*	Huron Consulting Group, Inc.	393,699	26,787,280
	Hyster-Yale Materials Handling, Inc.	103,754	3,364,742
#	ICF International, Inc.	371,106	37,923,322
*	IES Holdings, Inc.	26,588	1,058,468
#	Insteel Industries, Inc.	142,901	4,285,601
	Interface, Inc.	332,652	3,785,580
*	JELD-WEN Holding, Inc.	5,951	75,280
*	JetBlue Airways Corp.	2,478,591	19,828,728
	Kaman Corp.	137,945	3,478,973
#*	KAR Auction Services, Inc.	1,604,409	23,360,195
#	Kelly Services, Inc., Class A	807,102	14,608,546
#	Kennametal, Inc.	745,632	21,250,512
	Kimball International, Inc., Class B	556,892	4,121,001
*	Kirby Corp.	685,435	48,515,089
	Korn Ferry	710,451	38,357,249
*	Kratos Defense & Security Solutions, Inc.	119,631	1,369,775
*	LB Foster Co., Class A	116,328	1,376,160
*	Limbach Holdings, Inc.	72,987	939,343
*	LS Starrett Co., Class A	9,381	78,145
	LSI Industries, Inc.	204,595	2,809,089
*	Manitowoc Co., Inc.	504,172	6,907,156
	ManpowerGroup, Inc.	504,907	44,007,694
	Marten Transport Ltd.	1,934,042	42,722,988
#*	MasTec, Inc.	163,775	16,087,618
*	Matrix Service Co.	56,648	457,149
	Matson, Inc.	384,678	25,434,909
	Matthews International Corp., Class A	495,458	18,351,764
	Maxar Technologies, Inc.	89,042	4,600,800
*	Mayville Engineering Co., Inc.	18,328	293,248
	McGrath RentCorp	177,914	17,709,560

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MDU Resources Group, Inc.	1,107,302	$34,226,705
*	Mercury Systems, Inc.	185,168	9,255,622
*	Mesa Air Group, Inc.	4,820	14,219
	Miller Industries, Inc.	301,637	8,750,489
	MillerKnoll, Inc.	61,807	1,475,951
*	Mistras Group, Inc.	414,945	2,199,209
	Moog, Inc., Class A	194,664	18,555,372
*	MRC Global, Inc.	315,820	4,295,152
#	Mueller Industries, Inc.	73,105	4,792,033
*	MYR Group, Inc.	220,454	21,838,173
	National Presto Industries, Inc.	54,133	4,147,129
	NL Industries, Inc.	812,286	5,734,739
#*	NN, Inc.	472,993	974,366
*	Northwest Pipe Co.	201,193	7,524,618
*	NOW, Inc.	890,988	12,509,472
	nVent Electric PLC	1,003,383	39,884,474
*	Orion Group Holdings, Inc.	453,496	1,301,534
	P&F Industries, Inc., Class A	17,337	96,394
*	PAM Transportation Services, Inc.	378,548	10,958,965
	Pangaea Logistics Solutions Ltd.	246,411	1,495,715
#	Park Aerospace Corp.	141,940	1,974,385
	Park-Ohio Holdings Corp.	119,171	1,579,016
*	Parsons Corp.	122,398	5,326,761
*	Patriot Transportation Holding, Inc.	2,456	19,452
#*	Perma-Pipe International Holdings, Inc.	181,198	1,826,476
*	PGT Innovations, Inc.	73,222	1,588,917
	Powell Industries, Inc.	112,122	4,451,243
#	Preformed Line Products Co.	100,071	8,839,271
	Primoris Services Corp.	456,812	12,151,199
*	Proto Labs, Inc.	167,007	5,110,414
*	Quad/Graphics, Inc.	189,277	834,712
#	Quanex Building Products Corp.	820,676	21,247,302
*	Quest Resource Holding Corp.	15,181	104,749
*	Radiant Logistics, Inc.	579,041	3,248,420
*	Resideo Technologies, Inc.	1,644,199	31,617,947
#	Resources Connection, Inc.	766,637	13,239,821
#	REV Group, Inc.	332,811	4,263,309
	Rush Enterprises, Inc., Class A	949,206	51,076,775
	Rush Enterprises, Inc., Class B	418,540	24,346,472
#*	RXO, Inc.	153,647	2,814,813
	Ryder System, Inc.	125,855	11,881,971
	Schneider National, Inc., Class B	696,043	18,445,140
*	Servotronics, Inc.	15,025	168,810
#*	SIFCO Industries, Inc.	49,091	170,837
#*	SkyWest, Inc.	1,113,671	23,119,810
	Spirit Airlines, Inc.	1,319,995	26,188,701
	Standex International Corp.	70,279	8,122,144
#	Steelcase, Inc., Class A	2,088,574	16,290,877
*	Sterling Infrastructure, Inc.	126,600	4,606,974
	Terex Corp.	322,397	16,432,575
#	Textainer Group Holdings Ltd.	1,140,844	38,674,612
*	Thermon Group Holdings, Inc.	332,596	7,689,620
	Timken Co.	195,997	16,140,353
*	Titan Machinery, Inc.	583,762	25,650,502
#	Trinity Industries, Inc.	1,765,104	50,782,042
#	Triton International Ltd.	1,492,492	105,429,635
#*	TrueBlue, Inc.	615,356	12,079,438
*	Tutor Perini Corp.	1,349,650	12,376,291
*	Twin Disc, Inc.	46,616	470,822

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	U.S. Xpress Enterprises, Inc., Class A	24,105	$39,050
	UFP Industries, Inc.	318,135	29,761,529
*	Ultralife Corp.	178,862	722,602
	UniFirst Corp.	106,814	21,196,170
*	Univar Solutions, Inc.	1,819,175	62,725,154
#	Universal Logistics Holdings, Inc.	14,018	503,527
#*	V2X, Inc.	57,384	2,534,077
	Veritiv Corp.	257,048	32,141,282
*	Viad Corp.	27,145	802,135
*	Virco Mfg. Corp.	43,931	215,262
	VSE Corp.	183,300	10,063,170
	Wabash National Corp.	642,257	16,544,540
	Werner Enterprises, Inc.	923,236	43,364,395
*	WESCO International, Inc.	712,241	106,131,031
#*	Willis Lease Finance Corp.	240,323	13,936,331
TOTAL INDUSTRIALS			3,015,809,057
INFORMATION TECHNOLOGY — (7.5%)
*	ACI Worldwide, Inc.	95,941	2,679,632
	Adeia, Inc.	796,021	8,716,430
#*	Alithya Group, Inc., Class A	306,754	536,820
*	Alpha & Omega Semiconductor Ltd.	674,876	22,243,913
	Amkor Technology, Inc.	5,322,519	155,736,906
*	Amtech Systems, Inc.	411,034	4,451,498
*	AstroNova, Inc.	178,748	2,368,411
*	Asure Software, Inc.	110,791	1,177,708
*	Aviat Networks, Inc.	8,510	275,299
	Avnet, Inc.	2,071,123	95,023,123
*	Aware, Inc.	643,548	1,151,951
*	AXT, Inc.	891,884	5,253,197
#	Bel Fuse, Inc., Class A	16,404	661,901
	Bel Fuse, Inc., Class B	205,967	8,123,339
	Belden, Inc.	49,790	4,037,471
	Benchmark Electronics, Inc.	911,663	25,517,447
#*	BM Technologies, Inc.	83,505	377,443
	Cass Information Systems, Inc.	25,573	1,241,825
*	Cohu, Inc.	554,986	20,023,895
*	Computer Task Group, Inc.	34,821	248,970
#	Comtech Telecommunications Corp.	384,412	6,096,774
	Concentrix Corp.	93,069	13,198,115
*	Conduent, Inc.	1,193,009	5,690,653
	CSP, Inc.	117,769	1,277,794
	CTS Corp.	138,745	6,175,540
#*	Daktronics, Inc.	246,048	1,026,020
*	Digi International, Inc.	790,447	26,867,294
#*	Diodes, Inc.	85,579	7,632,791
*	DXC Technology Co.	551,682	15,849,824
#	Ebix, Inc.	188,569	3,594,125
#*	ePlus, Inc.	212,007	10,553,708
	Frequency Electronics, Inc.	243,947	1,463,682
#*	Ichor Holdings Ltd.	123,666	4,179,911
	Immersion Corp.	9,203	67,366
#*	Insight Enterprises, Inc.	533,461	60,131,724
#	InterDigital, Inc.	29,459	2,060,657
*	inTEST Corp.	13,387	174,031
#*	Intevac, Inc.	453,471	3,110,811
*	IPG Photonics Corp.	9,829	1,101,831
*	Key Tronic Corp.	356,103	1,652,318
#*	Kimball Electronics, Inc.	742,779	18,955,720

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Knowles Corp.	1,391,496	$26,758,468
#	Kulicke & Soffa Industries, Inc.	262,342	13,405,676
*	KVH Industries, Inc.	154,675	1,585,419
*	Kyndryl Holdings, Inc.	1,110,472	14,869,220
*	Magnachip Semiconductor Corp.	132,185	1,401,161
	Methode Electronics, Inc.	331,445	15,823,184
*	NETGEAR, Inc.	336,002	6,709,960
#*	NetScout Systems, Inc.	1,832,328	58,817,729
*	NetSol Technologies, Inc.	38,752	117,806
*	Onto Innovation, Inc.	160,208	12,600,359
#*	Optical Cable Corp.	128,552	523,849
#*	OSI Systems, Inc.	1,333	126,248
	PC Connection, Inc.	674,693	33,080,198
	PCTEL, Inc.	19,668	91,063
	PFSweb, Inc.	6,100	40,626
*	Photronics, Inc.	1,178,861	21,360,961
*	Plexus Corp.	437,354	41,981,611
#*	Repay Holdings Corp.	41,347	402,720
*	RF Industries Ltd.	48,062	252,806
	Richardson Electronics Ltd.	295,564	6,605,855
*	Sanmina Corp.	1,485,715	90,524,615
*	ScanSource, Inc.	475,860	15,670,070
*	SecureWorks Corp., Class A	31,692	254,170
#*	SigmaTron International, Inc.	6,121	23,137
#*»††	Silicon Graphics, Inc.	289,563	0
#*	SolarWinds Corp.	23,612	239,898
*	Stratasys Ltd.	123,066	1,763,536
*	Super Micro Computer, Inc.	354,465	25,638,453
#*»††	Superior Telecom, Inc.	29,232	0
	Taitron Components, Inc., Class A	7,394	28,985
*	TESSCO Technologies, Inc.	56,735	275,165
*	Trio-Tech International	51,061	262,964
*	TTM Technologies, Inc.	2,492,820	39,187,130
*	Ultra Clean Holdings, Inc.	145,513	4,896,512
#*	Viasat, Inc.	977,200	33,664,540
	Vishay Intertechnology, Inc.	3,103,708	71,043,876
*	Vishay Precision Group, Inc.	295,178	12,745,786
	Xerox Holdings Corp.	3,046,019	49,893,791
*	Xperi, Inc.	318,408	3,295,523
TOTAL INFORMATION TECHNOLOGY			1,156,670,938
MATERIALS — (7.8%)
#*	Advanced Emissions Solutions, Inc.	15,493	48,028
	AdvanSix, Inc.	321,983	13,922,545
#*	AgroFresh Solutions, Inc.	209,179	627,537
	Alpha Metallurgical Resources, Inc.	31,501	5,069,456
*	American Biltrite, Inc.	25	3,750
	American Vanguard Corp.	782,083	17,667,255
#*	Ampco-Pittsburgh Corp.	36,620	120,114
*	Arconic Corp.	783,574	18,421,825
*	Ascent Industries Co.	60,421	686,383
	Ashland, Inc.	516,342	56,420,690
	Avient Corp.	190,808	7,731,540
	Caledonia Mining Corp. PLC	3,811	52,439
	Carpenter Technology Corp.	1,234,501	59,614,053
*	Century Aluminum Co.	25,205	283,304
*	Clearwater Paper Corp.	161,362	6,230,187
#*	Coeur Mining, Inc.	1,682,277	6,544,058
	Commercial Metals Co.	2,565,468	139,227,948

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	148,824	$2,321,654
*	Ecovyst, Inc.	784,384	8,228,188
	Element Solutions, Inc.	5,197,586	106,446,561
*	Ferroglobe PLC	46,815	222,371
	Fortitude Gold Corp.	45,330	290,112
	Friedman Industries, Inc.	176,793	1,981,850
	FutureFuel Corp.	764,954	7,091,124
	Glatfelter Corp.	326,139	1,428,489
	Greif, Inc., Class A	585,420	41,816,551
	Greif, Inc., Class B	27,770	2,288,248
	Hawkins, Inc.	43,872	1,711,008
#	Haynes International, Inc.	324,449	18,068,565
#	HB Fuller Co.	376,992	26,050,147
#	Hecla Mining Co.	10,987,996	67,795,935
	Huntsman Corp.	2,309,794	73,197,372
	Innospec, Inc.	62,154	7,024,645
#*	Intrepid Potash, Inc.	209,217	6,847,672
#	Kaiser Aluminum Corp.	101,466	8,880,304
	Koppers Holdings, Inc.	94,269	3,262,650
#	Kronos Worldwide, Inc.	601,837	7,011,401
*	LSB Industries, Inc.	31,718	403,136
#	Materion Corp.	367,744	33,188,896
#	Mativ Holdings, Inc.	361,172	9,953,900
#	Mercer International, Inc.	1,422,523	18,108,718
	Minerals Technologies, Inc.	601,772	41,793,065
#	Nexa Resources SA	266,850	1,937,331
*	O-I Glass, Inc.	320,375	6,167,219
#	Olympic Steel, Inc.	258,170	11,421,441
	Pactiv Evergreen, Inc.	27,790	319,863
*	Ranpak Holdings Corp.	26,795	205,250
*	Rayonier Advanced Materials, Inc.	1,169,422	8,104,095
*	Resolute Forest Products, Inc.	1,372,760	29,802,620
	Ryerson Holding Corp.	205,820	7,856,149
	Schnitzer Steel Industries, Inc., Class A	702,560	23,774,630
	Stepan Co.	39,605	4,350,213
#*	Summit Materials, Inc., Class A	1,639,547	53,875,514
	SunCoke Energy, Inc.	2,174,126	19,806,288
#*	TimkenSteel Corp.	925,415	18,202,913
#	Tredegar Corp.	624,020	7,569,363
	TriMas Corp.	625,545	19,260,531
	Trinseo PLC	13,298	369,020
#	Tronox Holdings PLC	2,397,503	41,117,176
	U.S. Steel Corp.	2,835,426	80,781,287
	United States Lime & Minerals, Inc.	3,998	606,896
*	Universal Stainless & Alloy Products, Inc.	135,561	1,096,689
	Warrior Met Coal, Inc.	380,293	14,405,499
*»	Webco Industries, Inc.	5,755	1,051,726
#	Worthington Industries, Inc.	223,068	12,685,877
TOTAL MATERIALS			1,192,851,264
REAL ESTATE — (0.9%)
*	Anywhere Real Estate, Inc.	1,272,280	10,788,934
#*	Cushman & Wakefield PLC	439,639	6,343,991
#	Douglas Elliman, Inc.	362,517	1,689,329
*	Five Point Holdings LLC, Class A	9,565	24,678
*	Forestar Group, Inc.	194,390	2,892,523
*	FRP Holdings, Inc.	51,124	2,871,635
#*	Howard Hughes Corp.	668,950	57,188,536
	Kennedy-Wilson Holdings, Inc.	1,107,929	19,809,771

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Marcus & Millichap, Inc.	128,284	$4,649,012
	Newmark Group, Inc., Class A	440,755	3,777,270
	RE/MAX Holdings, Inc., Class A	478,549	10,915,703
#	Stratus Properties, Inc.	111,357	2,452,081
*	Tejon Ranch Co.	360,951	7,226,239
TOTAL REAL ESTATE			130,629,702
UTILITIES — (0.2%)
	Genie Energy Ltd., Class B	51,236	561,034
	New Jersey Resources Corp.	393,173	19,627,196
#	Ormat Technologies, Inc.	79,681	7,374,477
#*	Sunnova Energy International, Inc.	403,206	7,854,453
TOTAL UTILITIES			35,417,160
TOTAL COMMON STOCKS			14,536,123,314
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	13,584	321,262
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	53,559	2,522,629
INDUSTRIALS — (0.0%)
#(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	253,411	6,892,779
TOTAL PREFERRED STOCKS			9,736,670
TOTAL INVESTMENT SECURITIES (Cost $9,088,977,761)			14,545,859,984

TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	189,692,365	189,692,365
SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	57,563,714	665,897,042
TOTAL INVESTMENTS — (100.0%)
(Cost $9,944,436,489)^^			$15,401,449,391
As of January 31, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	923	03/17/23	$180,016,840	$188,753,500	$8,736,660
Total Futures Contracts			$180,016,840	$188,753,500	$8,736,660

U.S. Small Cap Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$306,092,610	—	—	$306,092,610
Consumer Discretionary	2,024,831,141	$14,114,173	$20,396	2,038,965,710
Consumer Staples	658,803,422	1,541,844	—	660,345,266
Energy	1,259,423,870	—	—	1,259,423,870
Financials	4,085,972,817	838,092	—	4,086,810,909
Health Care	646,998,437	3,103,826	3,004,565	653,106,828
Industrials	3,015,652,265	156,792	—	3,015,809,057
Information Technology	1,156,670,938	—	—	1,156,670,938
Materials	1,191,799,538	1,051,726	—	1,192,851,264
Real Estate	130,629,702	—	—	130,629,702
Utilities	35,417,160	—	—	35,417,160
Preferred Stocks
Communication Services	321,262	—	—	321,262
Consumer Discretionary	2,522,629	—	—	2,522,629
Industrials	6,892,779	—	—	6,892,779
Temporary Cash Investments	189,692,365	—	—	189,692,365
Securities Lending Collateral	—	665,897,042	—	665,897,042
Futures Contracts**	8,736,660	—	—	8,736,660
TOTAL	$14,720,457,595	$686,703,495	$3,024,961^	$15,410,186,051
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.2%)
COMMUNICATION SERVICES — (6.6%)
	Activision Blizzard, Inc.	346,005	$26,493,603
#*††	Akazoo SA	1,631	0
*	Alphabet, Inc., Class A	3,212,000	317,474,080
*	Alphabet, Inc., Class C	2,978,380	297,450,811
*	Altice USA, Inc., Class A	273,714	1,341,199
*	AMC Networks, Inc., Class A	107,283	1,985,808
#*	Angi, Inc.	89,167	259,476
#*	Anterix, Inc.	28,374	1,023,450
	AT&T, Inc.	5,158,238	105,073,308
	ATN International, Inc.	37,028	1,809,929
*	Bandwidth, Inc., Class A	4,064	101,112
*	Boston Omaha Corp., Class A	1,118	29,571
#*	Bumble, Inc., Class A	152,263	3,920,772
	Cable One, Inc.	10,002	7,900,380
#*	Cargurus, Inc.	51,420	907,563
*	Cars.com, Inc.	166,237	2,842,653
*	Charter Communications, Inc., Class A	98,992	38,043,616
#*	Cinemark Holdings, Inc.	112,554	1,343,895
	Cogent Communications Holdings, Inc.	68,755	4,714,530
	Comcast Corp., Class A	4,160,985	163,734,760
*	Consolidated Communications Holdings, Inc.	169,647	737,964
*	Cumulus Media, Inc., Class A	16,489	110,476
*	Daily Journal Corp.	108	33,048
#	DallasNews Corp.	7,816	40,409
*	DHI Group, Inc.	775,296	4,605,258
#*	DISH Network Corp., Class A	286,519	4,123,008
#*	EchoStar Corp., Class A	63,060	1,179,853
	Electronic Arts, Inc.	155,923	20,064,172
#*	Emerald Holding, Inc.	24,642	98,322
*	Endeavor Group Holdings, Inc., Class A	73,042	1,638,332
	Entravision Communications Corp., Class A	146,505	952,283
#*	EverQuote, Inc., Class A	5,754	89,762
#*	EW Scripps Co., Class A	139,515	2,085,749
	FG Group Holdings, Inc.	13,352	31,377
	Fox Corp., Class A	321,821	10,922,605
	Fox Corp., Class B	189,993	6,022,778
*	Frontier Communications Parent, Inc.	94,016	2,783,814
#*	Gaia, Inc.	18,401	67,164
#*	Gannett Co., Inc.	126,079	284,939
	Gray Television, Inc.	229,946	2,980,100
	Gray Television, Inc., Class A	600	7,920
#*	Harte Hanks, Inc.	2,554	31,848
*	IDT Corp., Class B	190,707	5,604,879
#*	iHeartMedia, Inc., Class A	11,859	91,907
#*	IMAX Corp.	78,881	1,340,977
*	Integral Ad Science Holding Corp.	5,946	61,125
	Interpublic Group of Cos., Inc.	682,571	24,886,539
*	Iridium Communications, Inc.	209,946	12,563,169
	John Wiley & Sons, Inc., Class A	68,297	3,128,003
	John Wiley & Sons, Inc., Class B	4,638	210,751
*	Lee Enterprises, Inc.	1,202	27,346
#*	Liberty Broadband Corp., Class A	19,932	1,786,306
*	Liberty Broadband Corp., Class C	132,267	11,874,931

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Latin America Ltd., Class A	170,570	$1,678,409
#*	Liberty Latin America Ltd., Class C	644,838	6,351,654
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	518,659
*	Liberty Media Corp.-Liberty Braves, Class B	239	10,516
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,725,642
*	Liberty Media Corp.-Liberty Formula One, Class A	24,516	1,561,179
*	Liberty Media Corp.-Liberty Formula One, Class C	200,321	14,182,727
*	Liberty Media Corp.-Liberty SiriusXM, Class A	74,237	3,015,507
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	104,291
*	Liberty Media Corp.-Liberty SiriusXM, Class C	188,725	7,605,618
#*	Lions Gate Entertainment Corp., Class A	202,164	1,611,247
#*	Lions Gate Entertainment Corp., Class B	319,299	2,433,058
#*	Live Nation Entertainment, Inc.	139,583	11,235,036
#	Lumen Technologies, Inc.	1,824,813	9,580,268
#*	Madison Square Garden Entertainment Corp.	47,519	2,484,769
	Madison Square Garden Sports Corp.	3,861	702,084
#*	Magnite, Inc.	16,891	204,043
*	Marchex, Inc., Class B	5,288	10,840
#	Marcus Corp.	36,321	549,900
*	Match Group, Inc.	178,919	9,683,096
*	Meta Platforms, Inc., Class A	1,474,881	219,713,023
*	Netflix, Inc.	161,177	57,034,093
	New York Times Co., Class A	249,157	8,680,630
	News Corp., Class A	343,439	6,958,074
	News Corp., Class B	198,020	4,047,529
#	Nexstar Media Group, Inc.	105,343	21,571,086
	Omnicom Group, Inc.	247,999	21,325,434
*	Ooma, Inc.	1,045	15,017
	Paramount Global, Class A	15,306	407,905
#	Paramount Global, Class B	474,309	10,984,996
*	Pinterest, Inc., Class A	88,608	2,329,504
*	Playtika Holding Corp.	76,268	800,051
*	PubMatic, Inc., Class A	13,345	204,579
*	QuinStreet, Inc.	75,323	1,154,702
#*	Reading International, Inc., Class A	74,588	258,074
#*	ROBLOX Corp., Class A	123,408	4,592,012
*	Roku, Inc.	21,704	1,247,980
	Saga Communications, Inc., Class A	1,544	38,986
*	Salem Media Group, Inc.	7,597	9,648
	Scholastic Corp.	58,235	2,576,316
*	Sciplay Corp., Class A	17,146	291,311
#	Shenandoah Telecommunications Co.	112,607	2,201,467
	Shutterstock, Inc.	51,387	3,867,900
#	Sinclair Broadcast Group, Inc., Class A	52,327	1,079,506
#	Sirius XM Holdings, Inc.	860,794	4,983,997
*	Snap, Inc., Class A	155,041	1,792,274
	Spok Holdings, Inc.	52,509	438,450
*	Spotify Technology SA	46,020	5,187,374
*	Take-Two Interactive Software, Inc.	141,181	15,985,925
#*	TechTarget, Inc.	39,812	1,971,888
	TEGNA, Inc.	472,548	9,417,882
#	Telephone & Data Systems, Inc.	235,735	3,151,777
#*	Telesat Corp.	6,903	63,784
#*	Thryv Holdings, Inc.	15,372	343,872
*	T-Mobile U.S., Inc.	364,088	54,361,979
*	Townsquare Media, Inc., Class A	28,652	214,603
*	Trade Desk, Inc., Class A	129,403	6,560,732
#*	Travelzoo	58,147	310,505
*	TripAdvisor, Inc.	159,476	3,715,791

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	TrueCar, Inc.	79,529	$248,130
#*	U.S. Cellular Corp.	70,794	1,731,621
#*	Urban One, Inc.	144,888	721,542
*	Urban One, Inc.	8,360	58,604
	Verizon Communications, Inc.	4,742,127	197,130,219
*	Walt Disney Co.	796,408	86,402,304
*	Warner Bros Discovery, Inc.	1,867,610	27,677,980
	Warner Music Group Corp., Class A	10,591	386,042
*	WideOpenWest, Inc.	30,933	355,420
#	World Wrestling Entertainment, Inc., Class A	73,691	6,235,732
*	Yelp, Inc.	111,428	3,511,096
*	Zedge, Inc., Class B	7,377	16,229
#*	Ziff Davis, Inc.	100,702	9,010,815
*	ZoomInfo Technologies, Inc.	98,509	2,780,909
TOTAL COMMUNICATION SERVICES			1,988,323,472
CONSUMER DISCRETIONARY — (11.1%)
#	Cheesecake Factory, Inc.	63,434	2,489,784
#*	1-800-Flowers.com, Inc., Class A	70,961	707,481
#*	2U, Inc.	53,977	465,822
	Aaron's Co., Inc.	63,892	936,018
*	Abercrombie & Fitch Co., Class A	117,026	3,389,073
#	Academy Sports & Outdoors, Inc.	56,174	3,281,685
#	Acushnet Holdings Corp.	122,824	5,766,587
#*	Adient PLC	154,303	6,946,721
#	ADT, Inc.	348,842	3,066,321
*	Adtalem Global Education, Inc.	101,505	3,875,461
	Advance Auto Parts, Inc.	103,912	15,823,719
#*	Allbirds, Inc., Class A	4,847	13,329
*	Amazon.com, Inc.	4,770,102	491,940,619
	AMCON Distributing Co.	377	66,540
*	American Axle & Manufacturing Holdings, Inc.	222,007	1,969,202
	American Eagle Outfitters, Inc.	347,198	5,603,776
*	American Outdoor Brands, Inc.	35,616	373,256
*	American Public Education, Inc.	62,153	752,673
#*	America's Car-Mart, Inc.	16,795	1,446,721
*	Aptiv PLC	153,600	17,370,624
	Aramark	352,644	15,703,237
#	Ark Restaurants Corp.	3,088	57,437
	Arko Corp.	10,420	87,424
#*	Asbury Automotive Group, Inc.	41,573	9,146,060
	Autoliv, Inc.	158,853	14,633,538
#*	AutoNation, Inc.	189,578	24,023,324
*	AutoZone, Inc.	12,561	30,634,395
#*	Barnes & Noble Education, Inc.	86,236	199,205
	Bassett Furniture Industries, Inc.	15,323	296,653
	Bath & Body Works, Inc.	155,937	7,174,661
*	Beazer Homes USA, Inc.	61,898	1,013,270
	Best Buy Co., Inc.	351,343	31,171,151
	Big 5 Sporting Goods Corp.	217,841	2,176,232
#	Big Lots, Inc.	31,109	508,943
#*	Biglari Holdings, Inc., Class A	309	247,200
*	Biglari Holdings, Inc., Class B	3,890	634,342
*	BJ's Restaurants, Inc.	30,428	960,612
#	Bloomin' Brands, Inc.	125,935	3,053,924
*	Booking Holdings, Inc.	17,120	41,671,792
*	Boot Barn Holdings, Inc.	62,822	5,245,009
	BorgWarner, Inc.	411,382	19,450,141
	Boyd Gaming Corp.	41,929	2,612,596

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Bright Horizons Family Solutions, Inc.	59,337	$4,555,895
#*	Brinker International, Inc.	55,597	2,193,858
	Brunswick Corp.	161,884	13,651,678
	Buckle, Inc.	52,870	2,326,280
*	Build-A-Bear Workshop, Inc.	34,148	838,675
#*	Burlington Stores, Inc.	30,146	6,928,455
*	Caesars Entertainment, Inc.	46,259	2,408,244
#	Caleres, Inc.	77,055	2,004,971
	Camping World Holdings, Inc., Class A	24,923	633,293
*	Capri Holdings Ltd.	254,099	16,895,043
*	CarMax, Inc.	180,375	12,707,419
#*	Carnival Corp.	494,919	5,355,024
*	CarParts.com, Inc.	29,913	204,007
	Carriage Services, Inc.	42,220	1,368,772
*	Carrols Restaurant Group, Inc.	91,577	196,891
#	Carter's, Inc.	81,521	6,796,406
	Cato Corp., Class A	69,430	690,134
*	Cavco Industries, Inc.	15,131	4,026,359
	Century Communities, Inc.	72,027	4,408,052
#*	Chegg, Inc.	87,869	1,824,160
#*	Chewy, Inc., Class A	29,010	1,307,191
#*	Chico's FAS, Inc.	185,709	978,686
#*	Children's Place, Inc.	23,576	1,069,643
*	Chipotle Mexican Grill, Inc.	16,532	27,217,954
#	Choice Hotels International, Inc.	69,223	8,506,814
	Churchill Downs, Inc.	35,650	8,844,765
#*	Chuy's Holdings, Inc.	34,705	1,187,952
#*	Citi Trends, Inc.	24,237	762,981
#	Columbia Sportswear Co.	111,496	10,692,466
#*	Conn's, Inc.	52,984	498,579
*	Container Store Group, Inc.	63,774	332,263
*	Cooper-Standard Holdings, Inc.	37,891	633,159
*	Coursera, Inc.	4,156	66,288
#	Cracker Barrel Old Country Store, Inc.	38,904	4,340,908
#*	Crocs, Inc.	42,005	5,114,949
#	Crown Crafts, Inc.	10,832	63,584
	Culp, Inc.	23,254	120,921
	Dana, Inc.	216,338	3,924,371
	Darden Restaurants, Inc.	124,486	18,420,193
*	Dave & Buster's Entertainment, Inc.	65,338	2,832,402
*	Deckers Outdoor Corp.	49,263	21,058,947
#*	Delta Apparel, Inc.	18,200	212,394
*	Denny's Corp.	90,673	1,089,889
#	Designer Brands, Inc., Class A	88,298	910,352
#*	Destination XL Group, Inc.	10,654	75,963
#	Dick's Sporting Goods, Inc.	129,201	16,894,323
#	Dillard's, Inc., Class A	42,601	16,755,399
	Dine Brands Global, Inc.	7,639	590,571
	Dollar General Corp.	147,104	34,363,494
*	Dollar Tree, Inc.	285,058	42,810,010
	Domino's Pizza, Inc.	25,961	9,164,233
#*	DoorDash, Inc., Class A	88,264	5,112,251
#*	Dorman Products, Inc.	51,956	5,042,849
	DR Horton, Inc.	430,128	42,449,332
*	Duluth Holdings, Inc., Class B	5,670	37,706
	eBay, Inc.	720,438	35,661,681
#	Educational Development Corp.	5,764	19,021
#	El Pollo Loco Holdings, Inc.	66,941	821,366
#	Escalade, Inc.	25,241	313,493

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Ethan Allen Interiors, Inc.	46,997	$1,350,694
#*	Etsy, Inc.	81,324	11,188,556
	European Wax Center, Inc., Class A	1,713	32,273
*	Expedia Group, Inc.	44,251	5,057,889
*	Fiesta Restaurant Group, Inc.	56,297	477,399
#*	Five Below, Inc.	84,265	16,611,159
	Flanigan's Enterprises, Inc.	1,100	29,040
#	Flexsteel Industries, Inc.	14,862	286,242
#*	Floor & Decor Holdings, Inc., Class A	129,586	11,762,521
#	Foot Locker, Inc.	168,813	7,345,054
	Ford Motor Co.	2,428,039	32,802,807
*	Fossil Group, Inc.	108,389	615,650
#*	Fox Factory Holding Corp.	62,549	7,386,411
#	Franchise Group, Inc.	16,398	506,534
*	Frontdoor, Inc.	83,884	2,279,967
*	Full House Resorts, Inc.	1,684	14,853
#*	Funko, Inc., Class A	38,847	470,049
	Gap, Inc.	487,964	6,621,671
	Garmin Ltd.	184,653	18,258,489
	General Motors Co.	1,077,916	42,383,657
*	Genesco, Inc.	31,488	1,520,556
	Gentex Corp.	432,433	12,761,098
#*	Gentherm, Inc.	66,801	4,971,998
	Genuine Parts Co.	141,647	23,771,200
*	G-III Apparel Group Ltd.	174,135	2,946,364
#*	Good Times Restaurants, Inc.	689	1,977
*	Goodyear Tire & Rubber Co.	356,137	4,006,541
#*	GoPro, Inc., Class A	44,031	270,791
	Graham Holdings Co., Class B	8,782	5,737,368
*	Grand Canyon Education, Inc.	79,088	9,218,497
#*	Green Brick Partners, Inc.	14,320	446,784
#	Group 1 Automotive, Inc.	41,040	8,776,404
#*	Groupon, Inc.	9,500	78,470
*	GrowGeneration Corp.	14,084	72,673
	Guess?, Inc.	134,524	3,116,921
#	H&R Block, Inc.	203,394	7,928,298
	Hamilton Beach Brands Holding Co., Class A	21,074	272,908
#	Hanesbrands, Inc.	689,178	5,816,662
	Harley-Davidson, Inc.	252,407	11,618,294
	Hasbro, Inc.	129,306	7,651,036
#	Haverty Furniture Cos., Inc.	39,090	1,365,023
	Haverty Furniture Cos., Inc., Class A	1,608	55,235
#*	Helen of Troy Ltd.	42,508	4,808,080
#	Hibbett, Inc.	35,730	2,371,043
*	Hilton Grand Vacations, Inc.	93,890	4,446,630
	Hilton Worldwide Holdings, Inc.	165,906	24,071,302
	Home Depot, Inc.	578,985	187,689,567
#	Hooker Furnishings Corp.	41,055	864,618
#*	Horizon Global Corp.	29,949	52,111
#*	Hovnanian Enterprises, Inc., Class A	99	5,730
*	Hyatt Hotels Corp., Class A	57,885	6,316,411
#	Installed Building Products, Inc.	55,478	6,107,573
#	International Game Technology PLC	41,102	1,087,148
#*	iRobot Corp.	48,149	2,166,705
*	J Jill, Inc.	933	25,630
#	Jack in the Box, Inc.	33,995	2,582,940
	Jerash Holdings US, Inc.	1,800	7,776
	JOANN, Inc.	1,744	6,836
	Johnson Outdoors, Inc., Class A	19,173	1,312,584

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	KB Home	105,351	$4,050,746
#	Kohl's Corp.	300,033	9,712,068
#	Kontoor Brands, Inc.	77,950	3,722,892
#*	Koss Corp.	884	4,968
#*	Kura Sushi USA, Inc., Class A	1,729	107,440
#*	Lakeland Industries, Inc.	23,593	341,627
#*	Lands' End, Inc.	72,626	655,813
*	Las Vegas Sands Corp.	185,026	10,916,534
	Laureate Education, Inc.	99,669	1,094,366
*††	Lazare Kaplan International, Inc.	1,600	0
#	La-Z-Boy, Inc.	86,495	2,459,053
*	Lazydays Holdings, Inc.	2,974	39,227
#	LCI Industries	54,831	6,153,135
	Lear Corp.	115,316	16,810,766
#*	Legacy Housing Corp.	3,454	69,149
#	Leggett & Platt, Inc.	242,260	8,857,026
	Lennar Corp., Class A	263,561	26,988,646
	Lennar Corp., Class B	21,010	1,814,424
#*	Leslie's, Inc.	47,988	743,334
#	Levi Strauss & Co., Class A	100,376	1,846,918
#*	LGI Homes, Inc.	48,714	5,546,089
#	Lifetime Brands, Inc.	76,501	612,773
*	Light & Wonder, Inc.	132,363	8,636,686
*	Lincoln Educational Services Corp.	13,808	87,681
*	Liquidity Services, Inc.	77,445	1,160,901
#	Lithia Motors, Inc.	52,714	13,874,325
*	Live Ventures, Inc.	320	10,912
	LKQ Corp.	281,098	16,573,538
#*	LL Flooring Holdings, Inc.	105,192	637,464
#*	Lovesac Co.	6,714	172,818
	Lowe's Cos., Inc.	335,387	69,844,343
*	Lululemon Athletica, Inc.	64,632	19,834,268
*	M/I Homes, Inc.	45,749	2,735,790
	Macy's, Inc.	609,715	14,407,565
#*	Malibu Boats, Inc., Class A	51,158	3,099,663
	Marine Products Corp.	25,388	337,660
#*	MarineMax, Inc.	63,014	1,969,187
	Marriott International, Inc., Class A	182,906	31,858,567
#	Marriott Vacations Worldwide Corp.	63,590	10,176,944
*	MasterCraft Boat Holdings, Inc.	45,377	1,305,043
*	Mattel, Inc.	459,312	9,397,524
	McDonald's Corp.	392,232	104,882,837
#	MDC Holdings, Inc.	143,084	5,402,852
*	Meritage Homes Corp.	85,142	9,168,942
	MGM Resorts International	365,526	15,136,432
*	Modine Manufacturing Co.	102,280	2,443,469
*	Mohawk Industries, Inc.	69,893	8,391,354
*	Monarch Casino & Resort, Inc.	6,425	492,283
#	Monro, Inc.	58,577	2,981,569
#*	Motorcar Parts of America, Inc.	54,774	797,509
#	Movado Group, Inc.	30,786	1,088,593
	Murphy USA, Inc.	66,517	18,094,620
#	Nathan's Famous, Inc.	8,747	646,228
#*	National Vision Holdings, Inc.	114,917	4,723,089
#*	Nautilus, Inc.	69,651	128,854
	Newell Brands, Inc.	634,860	10,132,366
	NIKE, Inc., Class B	667,223	84,957,505
	Nobility Homes, Inc.	1,105	27,515
*	Noodles & Co.	11,233	70,656

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Nordstrom, Inc.	227,920	$4,453,557
*	NVR, Inc.	4,300	22,661,000
#*	ODP Corp.	104,503	5,392,355
#*	Ollie's Bargain Outlet Holdings, Inc.	106,876	5,852,530
*	ONE Group Hospitality, Inc.	4,643	34,962
*	OneSpaWorld Holdings Ltd.	18,026	189,453
*	O'Reilly Automotive, Inc.	35,048	27,770,283
#	Oxford Industries, Inc.	36,978	4,334,561
#	Papa John's International, Inc.	52,319	4,692,491
#	Patrick Industries, Inc.	58,494	4,151,319
#*	Penn Entertainment, Inc.	120,323	4,265,450
#	Penske Automotive Group, Inc.	160,308	20,490,569
*	Perdoceo Education Corp.	151,914	2,274,153
#	PetMed Express, Inc.	26,614	571,669
#*	Planet Fitness, Inc., Class A	118,732	10,050,664
*	Playa Hotels & Resorts NV	66,877	506,928
*	PlayAGS, Inc.	13,971	92,348
#	Polaris, Inc.	118,376	13,594,300
#	Pool Corp.	39,521	15,239,693
*	Potbelly Corp.	44,397	354,732
	PulteGroup, Inc.	485,426	27,615,885
#*	Purple Innovation, Inc.	19,782	114,736
	PVH Corp.	99,498	8,944,870
*	Quotient Technology, Inc.	101,559	411,314
*	Qurate Retail, Inc., Class A	96,061	247,837
	Ralph Lauren Corp.	75,065	9,296,800
#	RCI Hospitality Holdings, Inc.	8,400	762,636
#*	Red Robin Gourmet Burgers, Inc.	24,292	217,170
#	Red Rock Resorts, Inc., Class A	96,885	4,360,794
#	Rent-A-Center, Inc.	80,238	2,157,600
#*	Revolve Group, Inc.	37,490	1,069,965
#*	RH	25,398	7,923,922
	Rocky Brands, Inc.	7,436	234,085
	Ross Stores, Inc.	289,586	34,226,169
*	Royal Caribbean Cruises Ltd.	158,493	10,292,535
#	Ruth's Hospitality Group, Inc.	75,815	1,312,358
#*	Sally Beauty Holdings, Inc.	201,397	3,137,765
#*	SeaWorld Entertainment, Inc.	100,649	6,279,491
	Service Corp. International	257,961	19,127,808
*	Shake Shack, Inc., Class A	36,561	2,079,590
#	Shoe Carnival, Inc.	61,692	1,684,809
#	Signet Jewelers Ltd.	107,623	8,266,523
#*	Six Flags Entertainment Corp.	38,172	1,024,918
*	Skechers USA, Inc., Class A	211,628	10,189,888
*	Skyline Champion Corp.	96,528	5,690,326
#*	Sleep Number Corp.	40,053	1,377,022
#	Smith & Wesson Brands, Inc.	160,936	1,783,171
#	Sonic Automotive, Inc., Class A	99,885	5,364,823
#*	Sonos, Inc.	100,566	1,854,437
#*	Sportsman's Warehouse Holdings, Inc.	119,009	1,122,255
	Standard Motor Products, Inc.	40,480	1,637,821
	Starbucks Corp.	610,387	66,617,637
#	Steven Madden Ltd.	145,902	5,230,587
#*	Stitch Fix, Inc., Class A	10,962	57,112
*	Stoneridge, Inc.	72,873	1,797,048
#	Strategic Education, Inc.	35,908	3,352,012
*	Strattec Security Corp.	5,496	136,905
#*	Stride, Inc.	90,178	3,871,342
	Superior Group of Cos., Inc.	59,180	706,017

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Superior Industries International, Inc.	153,998	$870,089
*	Sypris Solutions, Inc.	5,139	9,764
#*	Tandy Leather Factory, Inc.	2,202	9,689
	Tapestry, Inc.	481,503	21,942,092
	Target Corp.	313,394	53,947,643
*	Taylor Morrison Home Corp.	276,183	9,887,351
	Tempur Sealy International, Inc.	253,569	10,332,937
*	Tesla, Inc.	1,117,865	193,636,575
	Texas Roadhouse, Inc.	111,420	11,189,911
#	Thor Industries, Inc.	113,269	10,797,934
#*	Tile Shop Holdings, Inc.	3,530	17,650
#*	Tilly's, Inc., Class A	99,953	885,584
	TJX Cos., Inc.	756,801	61,951,730
	Toll Brothers, Inc.	193,184	11,492,516
*	TopBuild Corp.	65,045	13,012,903
#*	Topgolf Callaway Brands Corp.	81,867	2,004,923
*	Toughbuilt Industries, Inc.	7,149	15,442
	Tractor Supply Co.	120,980	27,582,230
	Travel & Leisure Co.	123,903	5,249,770
*	TravelCenters of America, Inc.	13,556	617,069
*	Tri Pointe Homes, Inc.	267,910	5,918,132
#*	Tupperware Brands Corp.	64,678	286,524
*	Ulta Beauty, Inc.	56,884	29,236,101
*	Under Armour, Inc., Class A	171,265	2,121,973
#*	Under Armour, Inc., Class C	231,600	2,524,440
*	Unifi, Inc.	56,465	482,776
*	Universal Electronics, Inc.	45,338	1,062,269
*	Universal Technical Institute, Inc.	55,794	422,919
#*	Urban Outfitters, Inc.	219,639	6,015,912
#	Vail Resorts, Inc.	36,055	9,458,669
*	Vera Bradley, Inc.	83,961	499,568
	VF Corp.	301,846	9,339,115
#*	Victoria's Secret & Co.	74,892	3,156,698
*	Vince Holding Corp.	4,110	30,106
#*	Vista Outdoor, Inc.	129,974	3,814,737
*	Visteon Corp.	45,101	7,051,090
*	Vizio Holding Corp., Class A	17,637	154,500
#*	VOXX International Corp.	79,250	835,691
	Wendy's Co.	363,034	8,095,658
#	Weyco Group, Inc.	18,839	512,798
	Whirlpool Corp.	114,586	17,828,436
#	Williams-Sonoma, Inc.	130,531	17,613,853
#	Wingstop, Inc.	37,504	5,943,259
	Winmark Corp.	6,666	1,871,813
#	Winnebago Industries, Inc.	59,273	3,774,505
	Wolverine World Wide, Inc.	118,979	1,919,131
	Wyndham Hotels & Resorts, Inc.	113,547	8,801,028
*	Wynn Resorts Ltd.	69,330	7,185,361
#*	XPEL, Inc.	2,535	192,837
*	YETI Holdings, Inc.	75,147	3,363,580
	Yum! Brands, Inc.	172,941	22,570,530
††	Zagg, Inc.	55,398	4,986
#*	Zumiez, Inc.	48,597	1,255,261
TOTAL CONSUMER DISCRETIONARY			3,324,691,818
CONSUMER STAPLES — (6.2%)
#	Albertsons Cos., Inc., Class A	199,686	4,233,343
#	Alico, Inc.	20,042	531,113
	Altria Group, Inc.	902,999	40,671,075

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Andersons, Inc.	66,984	$2,463,672
	Archer-Daniels-Midland Co.	340,773	28,233,043
	B&G Foods, Inc.	126,141	1,768,497
*	BellRing Brands, Inc.	199,439	5,656,090
*	BJ's Wholesale Club Holdings, Inc.	191,460	13,875,106
#*	Boston Beer Co., Inc. , Class A	12,086	4,696,740
*	Bridgford Foods Corp.	5,919	73,396
#	Brown-Forman Corp., Class A	54,490	3,623,585
	Brown-Forman Corp., Class B	225,181	14,992,551
	Bunge Ltd.	177,291	17,569,538
	Calavo Growers, Inc.	22,969	736,156
#	Cal-Maine Foods, Inc.	70,316	4,023,482
	Campbell Soup Co.	394,084	20,464,782
	Casey's General Stores, Inc.	71,921	16,966,883
#*	Celsius Holdings, Inc.	23,319	2,339,362
#*	Central Garden & Pet Co.	25,073	1,051,562
*	Central Garden & Pet Co., Class A	89,901	3,562,777
#*	Chefs' Warehouse, Inc.	65,464	2,502,689
	Church & Dwight Co., Inc.	176,491	14,271,062
#	Clorox Co.	106,669	15,433,938
	Coca-Cola Co.	2,554,882	156,665,364
	Coca-Cola Consolidated, Inc.	17,084	8,657,830
#	Coffee Holding Co., Inc.	300	750
	Colgate-Palmolive Co.	471,504	35,141,193
	Conagra Brands, Inc.	429,115	15,958,787
	Constellation Brands, Inc., Class A	70,197	16,252,009
#††	Costa Communications, Inc.	5,421	23,961
	Costco Wholesale Corp.	266,821	136,382,886
*	Coty, Inc., Class A	1,007,252	10,032,230
*	Darling Ingredients, Inc.	289,662	19,201,694
*	Duckhorn Portfolio, Inc.	32,124	519,766
#	Edgewell Personal Care Co.	62,579	2,682,136
*	elf Beauty, Inc.	84,378	4,855,954
#	Energizer Holdings, Inc.	90,665	3,363,672
	Estee Lauder Cos., Inc., Class A	123,536	34,229,355
*	Farmer Bros Co.	49,522	241,667
#	Flowers Foods, Inc.	395,981	10,964,714
	Fresh Del Monte Produce, Inc.	102,829	2,940,909
#*	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	28,301	1,792,302
	General Mills, Inc.	402,759	31,560,195
#*	Grocery Outlet Holding Corp.	21,294	647,125
#*	Hain Celestial Group, Inc.	151,050	3,099,546
*	Herbalife Nutrition Ltd.	149,812	2,632,197
	Hershey Co.	114,960	25,820,016
#*	HF Foods Group, Inc.	500	2,330
#*	Honest Co., Inc.	2,363	7,798
	Hormel Foods Corp.	395,113	17,902,570
*	Hostess Brands, Inc.	293,717	6,793,674
	Ingles Markets, Inc., Class A	36,506	3,468,070
	Ingredion, Inc.	118,415	12,173,062
#	Inter Parfums, Inc.	49,667	5,871,633
	J M Smucker Co.	105,829	16,170,671
#	J&J Snack Foods Corp.	24,949	3,575,192
	John B. Sanfilippo & Son, Inc.	23,822	2,013,197
	Kellogg Co.	404,061	27,710,503
	Keurig Dr Pepper, Inc.	326,838	11,530,845
	Kimberly-Clark Corp.	198,892	25,857,949
	Kraft Heinz Co.	354,517	14,368,574

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kroger Co.	1,272,898	$56,809,438
	Lamb Weston Holdings, Inc.	125,502	12,536,395
	Lancaster Colony Corp.	48,206	9,251,213
*	Lifecore Biomedical, Inc.	73,508	456,485
#	Lifevantage Corp.	11,327	45,308
#*	Lifeway Foods, Inc.	13,678	73,314
	Limoneira Co.	35,823	470,356
	Mannatech, Inc.	519	9,186
	McCormick & Co., Inc.	195,004	14,648,700
	McCormick & Co., Inc.	8,596	639,714
	Medifast, Inc.	18,566	2,069,181
#	MGP Ingredients, Inc.	32,587	3,178,536
*	Mission Produce, Inc.	1,947	24,260
	Molson Coors Beverage Co., Class B	164,458	8,647,202
	Mondelez International, Inc., Class A	577,565	37,795,854
*	Monster Beverage Corp.	150,092	15,621,575
*	National Beverage Corp.	92,365	4,082,533
*	Natural Alternatives International, Inc.	9,699	84,963
	Natural Grocers by Vitamin Cottage, Inc.	53,013	526,419
#	Natural Health Trends Corp.	13,193	61,611
*	Nature's Sunshine Products, Inc.	34,510	364,426
	Nu Skin Enterprises, Inc., Class A	74,693	3,202,836
	Oil-Dri Corp. of America	8,525	309,372
	PepsiCo, Inc.	1,032,401	176,561,219
*	Performance Food Group Co.	229,098	14,048,289
	Philip Morris International, Inc.	757,518	78,963,676
*	Pilgrim's Pride Corp.	248,664	6,037,562
*	Post Holdings, Inc.	153,458	14,570,837
	PriceSmart, Inc.	55,390	4,116,031
	Procter & Gamble Co.	1,498,080	213,296,630
#	Reynolds Consumer Products, Inc.	11,216	333,900
*	Rocky Mountain Chocolate Factory, Inc.	5,266	27,752
	Seaboard Corp.	622	2,438,551
#*	Seneca Foods Corp., Class A	18,887	1,180,438
*	Seneca Foods Corp., Class B	1,493	95,836
#*	Simply Good Foods Co.	140,141	5,087,118
*	Sovos Brands, Inc.	5,195	70,444
	SpartanNash Co.	87,356	2,767,438
	Spectrum Brands Holdings, Inc.	71,666	4,864,688
#*	Sprouts Farmers Market, Inc.	237,033	7,573,204
	Sysco Corp.	342,238	26,509,755
*	Thorne HealthTech, Inc.	4,721	21,764
#	Tootsie Roll Industries, Inc.	38,356	1,715,664
*	TreeHouse Foods, Inc.	105,451	5,106,992
#	Turning Point Brands, Inc.	40,051	929,584
	Tyson Foods, Inc., Class A	263,098	17,298,694
*	U.S. Foods Holding Corp.	333,333	12,709,987
*	United Natural Foods, Inc.	129,013	5,369,521
	United-Guardian, Inc.	1,741	20,004
#	Universal Corp.	47,959	2,607,531
#*	Upexi, Inc.	2,196	7,115
#*	USANA Health Sciences, Inc.	42,686	2,494,570
#	Vector Group Ltd.	199,021	2,577,322
#	Village Super Market, Inc., Class A	24,867	578,406
#*	Vital Farms, Inc.	6,185	108,732
	Walgreens Boots Alliance, Inc.	519,045	19,131,999
	Walmart, Inc.	1,124,033	161,714,628
#	WD-40 Co.	16,578	2,893,524
#	Weis Markets, Inc.	54,171	4,677,124

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Willamette Valley Vineyards, Inc.	1,470	$9,210
TOTAL CONSUMER STAPLES			1,860,277,384
ENERGY — (6.0%)
	Adams Resources & Energy, Inc.	3,234	155,232
*	Alto Ingredients, Inc.	84,700	287,133
#*	Amplify Energy Corp.	7,749	67,106
#	Antero Midstream Corp.	487,772	5,316,715
*	Antero Resources Corp.	447,117	12,894,854
	APA Corp.	185,025	8,202,158
	Arch Resources, Inc.	33,151	4,907,011
#	Archrock, Inc.	573,431	5,682,701
*	Ardmore Shipping Corp.	97,147	1,423,204
	Baker Hughes Co.	537,224	17,051,490
*	Battalion Oil Corp.	5,434	56,079
#	Berry Corp.	86,019	791,375
#*	Bristow Group, Inc.	15,448	471,782
	Cactus, Inc., Class A	57,555	3,114,301
#	California Resources Corp.	74,100	3,166,293
#*	Callon Petroleum Co.	87,655	3,729,720
#*	Centrus Energy Corp., Class A	319	13,095
#	ChampionX Corp.	306,633	10,125,022
	Cheniere Energy, Inc.	148,356	22,667,313
#	Chesapeake Energy Corp.	127,592	11,064,778
	Chevron Corp.	1,089,676	189,625,417
	Chord Energy Corp.	39,902	5,719,154
#	Civitas Resources, Inc.	46,387	3,087,055
#*	Clean Energy Fuels Corp.	381,633	2,160,043
#*	CNX Resources Corp.	455,989	7,628,696
#	Comstock Resources, Inc.	524,228	6,369,370
	ConocoPhillips	1,164,407	141,906,281
#	CONSOL Energy, Inc.	64,834	3,749,350
#	Core Laboratories NV	55,784	1,428,070
	Coterra Energy, Inc.	1,424,119	35,645,699
#	CVR Energy, Inc.	182,755	6,067,466
	Delek U.S. Holdings, Inc.	158,660	4,245,742
*	Denbury, Inc.	74,218	6,440,638
	Devon Energy Corp.	737,616	46,646,836
	DHT Holdings, Inc.	372,797	3,194,870
	Diamondback Energy, Inc.	238,026	34,780,359
*	DMC Global, Inc.	25,649	583,258
#	Dorian LPG Ltd.	61,770	1,226,134
#*	Dril-Quip, Inc.	121,596	3,734,213
*	DT Midstream, Inc.	78,932	4,314,423
#*	Earthstone Energy, Inc., Class A	53,052	737,423
	Energy Services of America Corp.	6,208	16,110
	EnLink Midstream LLC	573,888	7,299,855
	EOG Resources, Inc.	500,872	66,240,322
	Epsilon Energy Ltd.	60,463	357,336
#	EQT Corp.	355,009	11,598,144
	Equitrans Midstream Corp.	647,319	4,693,063
	Evolution Petroleum Corp.	88,922	554,873
#*	Expro Group Holdings NV	46,242	873,511
	Exxon Mobil Corp.	2,656,680	308,201,447
*	Forum Energy Technologies, Inc.	11,503	379,599
#*	Geospace Technologies Corp.	24,656	117,363
#*	Green Plains, Inc.	107,141	3,725,293
*	Gulf Island Fabrication, Inc.	63,013	308,764
#*	Gulfport Energy Corp.	3,565	242,955

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Hallador Energy Co.	3,100	$27,404
	Halliburton Co.	771,281	31,792,203
*	Helix Energy Solutions Group, Inc.	368,980	2,926,011
	Helmerich & Payne, Inc.	192,167	9,308,569
	Hess Corp.	266,647	40,039,714
	HF Sinclair Corp.	309,128	17,589,383
*	Independence Contract Drilling, Inc.	2,220	9,746
#	International Seaways, Inc.	56,633	2,199,626
	Kinder Morgan, Inc.	1,134,366	20,758,898
*	Kosmos Energy Ltd.	852,230	6,741,139
	Liberty Energy, Inc.	245,066	3,879,395
#*	Lightbridge Corp.	1,125	4,792
#	Magnolia Oil & Gas Corp., Class A	266,703	6,296,858
#*	Mammoth Energy Services, Inc.	9,845	64,288
	Marathon Oil Corp.	987,021	27,113,467
	Marathon Petroleum Corp.	529,963	68,110,845
	Matador Resources Co.	308,984	20,442,381
*	Mexco Energy Corp.	5,900	80,240
	Murphy Oil Corp.	319,973	13,954,023
#*	Nabors Industries Ltd.	17,056	3,028,122
	NACCO Industries, Inc., Class A	13,931	542,891
#*	National Energy Services Reunited Corp.	14,205	107,390
*	Natural Gas Services Group, Inc.	45,516	521,158
*	NCS Multistage Holdings, Inc.	343	8,832
#	New Fortress Energy, Inc.	23,954	929,176
*	Newpark Resources, Inc.	261,971	1,189,348
#*	NexTier Oilfield Solutions, Inc.	416,239	3,920,971
#*	Nine Energy Service, Inc.	42,943	588,749
*	Noble Corp. PLC	6,988	284,342
#	Nordic American Tankers Ltd.	107,659	327,283
#	Northern Oil & Gas, Inc.	12,626	423,224
	NOV, Inc.	516,627	12,626,364
	Occidental Petroleum Corp.	1,156,145	74,906,635
*	Oceaneering International, Inc.	224,425	4,791,474
#*	Oil States International, Inc.	128,675	1,101,458
	ONEOK, Inc.	539,367	36,935,852
*	Overseas Shipholding Group, Inc., Class A	168,614	628,930
	Ovintiv, Inc.	305,633	15,046,313
*	Par Pacific Holdings, Inc.	138,110	3,691,680
#	Patterson-UTI Energy, Inc.	338,772	5,691,370
	PBF Energy, Inc., Class A	267,435	11,229,596
	PDC Energy, Inc.	220,416	14,928,776
#*	Peabody Energy Corp.	291,400	8,127,146
#	Permian Resources Corp.	449,928	4,890,717
	Phillips 66	302,239	30,305,505
	PHX Minerals, Inc.	28,869	104,217
	Pioneer Natural Resources Co.	166,500	38,353,275
#*	PrimeEnergy Resources Corp.	2,614	240,044
#*	ProPetro Holding Corp.	199,068	1,980,727
	Range Resources Corp.	486,564	12,173,831
*	Ranger Energy Services, Inc.	10,562	120,301
#	Ranger Oil Corp., Class A	35,158	1,476,636
*	REX American Resources Corp.	34,500	1,128,840
	Riley Exploration Permian, Inc.	675	22,403
#	RPC, Inc.	316,186	3,136,565
*	SandRidge Energy, Inc.	36,068	570,235
	Schlumberger Ltd.	744,980	42,448,960
	Scorpio Tankers, Inc.	118,692	5,681,786
*	SEACOR Marine Holdings, Inc.	63,811	653,425

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Select Energy Services, Inc., Class A	181,074	$1,589,830
#	SFL Corp. Ltd.	386,592	3,935,507
#*	SilverBow Resources, Inc.	20,603	541,241
	Sitio Royalties Corp., Class A	18,711	497,151
	SM Energy Co.	230,397	7,573,149
*	Smart Sand, Inc.	48,900	88,509
	Solaris Oilfield Infrastructure, Inc., Class A	65,649	695,223
*	Southwestern Energy Co.	1,573,173	8,683,915
#*	Stabilis Solutions, Inc.	2,642	12,153
#*	Talos Energy, Inc.	174,326	3,453,398
	Targa Resources Corp.	265,025	19,882,175
#*	TechnipFMC PLC	686,700	9,538,263
*	Teekay Corp.	23,230	112,898
*	Teekay Tankers Ltd., Class A	66,722	2,047,698
#*	TETRA Technologies, Inc.	142,621	564,779
#	Texas Pacific Land Corp.	861	1,718,427
*	Tidewater, Inc.	74,980	3,254,132
#*	Transocean Ltd.	412,700	2,781,598
*	U.S. Silica Holdings, Inc.	128,868	1,577,344
*	Valaris Ltd.	25,397	1,844,838
	Valero Energy Corp.	398,748	55,836,682
#*	Vital Energy, Inc.	39,305	2,212,085
*	Vitesse Energy, Inc.	45,874	732,149
#*	W&T Offshore, Inc.	120,148	747,321
*	Weatherford International PLC	41,061	2,335,550
	Williams Cos., Inc.	802,146	25,861,187
	World Fuel Services Corp.	137,677	3,896,259
TOTAL ENERGY			1,803,303,484
FINANCIALS — (13.7%)
	1st Source Corp.	58,116	2,858,726
#*	Acacia Research Corp.	35,664	155,495
#	ACNB Corp.	13,445	529,061
	Affiliated Managers Group, Inc.	66,061	11,411,377
#*	Affinity Bancshares, Inc.	6,685	98,336
	Aflac, Inc.	395,707	29,084,464
	Alerus Financial Corp.	442	9,096
	Allstate Corp.	245,952	31,597,453
	Ally Financial, Inc.	528,777	17,179,965
#	Amalgamated Financial Corp.	7,796	178,918
#	A-Mark Precious Metals, Inc.	30,824	1,186,724
#*	Ambac Financial Group, Inc.	33,328	555,244
#	Amerant Bancorp, Inc.	2,391	66,565
	American Equity Investment Life Holding Co.	166,321	7,925,196
	American Express Co.	432,393	75,638,507
	American Financial Group, Inc.	126,871	18,090,536
	American International Group, Inc.	537,519	33,981,951
#	American National Bankshares, Inc.	22,485	778,206
	Ameriprise Financial, Inc.	131,853	46,164,372
#	Ameris Bancorp	126,400	5,961,024
	AMERISAFE, Inc.	35,426	1,951,264
	AmeriServ Financial, Inc.	8,436	33,997
#	Ames National Corp.	17,858	430,199
	Aon PLC, Class A	126,353	40,266,174
	Apollo Global Management, Inc.	302,588	21,417,179
*	Arch Capital Group Ltd.	372,851	23,992,962
	Ares Management Corp., Class A	94,871	7,873,344
	Argo Group International Holdings Ltd.	71,702	1,990,448
#	Arrow Financial Corp.	33,266	1,094,784

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Arthur J Gallagher & Co.	110,813	$21,688,320
#	Artisan Partners Asset Management, Inc., Class A	91,987	3,386,961
*	Ashford, Inc.	404	5,462
*	AssetMark Financial Holdings, Inc.	8,157	216,487
#	Associated Banc-Corp.	267,037	5,984,299
#	Associated Capital Group, Inc., Class A	5,637	214,488
	Assurant, Inc.	86,759	11,503,376
	Assured Guaranty Ltd.	175,467	10,984,234
	Atlantic American Corp.	2,737	7,007
	Atlantic Union Bankshares Corp.	143,174	5,539,402
#*	Atlanticus Holdings Corp.	16,795	545,838
	Auburn National BanCorp, Inc.	1,203	28,752
*	Avantax, Inc.	54,213	1,579,767
	Axis Capital Holdings Ltd.	137,209	8,585,167
*	Axos Financial, Inc.	116,759	5,618,443
#	B. Riley Financial, Inc.	4,403	188,140
	Banc of California, Inc.	126,233	2,198,979
	BancFirst Corp.	60,430	5,204,836
*	Bancorp, Inc.	140,123	4,754,373
	Bank of America Corp.	3,912,477	138,814,684
#	Bank of Hawaii Corp.	69,691	5,330,665
#	Bank of Marin Bancorp	28,828	878,389
	Bank of New York Mellon Corp.	433,530	21,923,612
	Bank of NT Butterfield & Son Ltd.	110,012	3,515,984
#	Bank of South Carolina Corp.	5,861	96,296
	Bank of the James Financial Group, Inc.	3,363	43,046
#	Bank OZK	220,755	10,081,881
#	Bank7 Corp.	743	20,477
	BankFinancial Corp.	47,049	474,724
	BankUnited, Inc.	168,075	6,326,343
	Bankwell Financial Group, Inc.	8,501	251,375
	Banner Corp.	63,952	4,146,008
	Bar Harbor Bankshares	22,343	694,197
#	BayCom Corp.	9,313	187,284
#	BCB Bancorp, Inc.	29,823	536,516
*	Berkshire Hathaway, Inc., Class B	954,456	297,332,133
#	Berkshire Hills Bancorp, Inc.	93,583	2,905,752
	BGC Partners, Inc., Class A	449,828	1,956,752
	BlackRock, Inc.	61,690	46,835,665
	Blackstone, Inc.	276,980	26,579,001
#*	Blue Foundry Bancorp	2,039	24,223
	Blue Ridge Bankshares, Inc.	3,341	42,297
	BOK Financial Corp.	97,679	9,816,739
#	Bread Financial Holdings, Inc.	84,253	3,456,901
#*	Bridgewater Bancshares, Inc.	13,739	213,779
*	Brighthouse Financial, Inc.	128,792	7,247,126
	BrightSphere Investment Group, Inc.	65,502	1,536,022
	Brookline Bancorp, Inc.	180,455	2,360,345
	Brown & Brown, Inc.	264,001	15,459,899
#	Business First Bancshares, Inc.	1,885	39,095
#	Byline Bancorp, Inc.	12,056	298,989
	C&F Financial Corp.	6,412	391,068
	Cadence Bank	318,170	8,138,789
*	California BanCorp	110	2,802
#	Cambridge Bancorp	2,265	181,200
#	Camden National Corp.	32,220	1,360,651
*	Cannae Holdings, Inc.	160,164	3,914,408
	Capital Bancorp, Inc.	923	19,845
	Capital City Bank Group, Inc.	34,427	1,117,845

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital One Financial Corp.	279,228	$33,228,132
#	Capitol Federal Financial, Inc.	206,448	1,727,970
	Capstar Financial Holdings, Inc.	35,598	619,761
	Carlyle Group, Inc.	91,643	3,296,399
*	Carter Bankshares, Inc.	1,399	23,251
*	Carver Bancorp, Inc.	2,116	10,305
#	Cathay General Bancorp	134,527	5,913,807
#	CB Financial Services, Inc.	1,007	21,943
	Cboe Global Markets, Inc.	94,710	11,637,965
*	CCUR Holdings, Inc.	1	3,100
	Central Pacific Financial Corp.	39,971	903,345
	Central Valley Community Bancorp	20,313	505,794
#	CF Bankshares, Inc.	2,535	51,765
	Charles Schwab Corp.	573,157	44,373,815
	Chemung Financial Corp.	9,008	468,776
	Chubb Ltd.	227,406	51,732,591
	Cincinnati Financial Corp.	131,496	14,878,772
	Citigroup, Inc.	982,314	51,296,437
#	Citizens & Northern Corp.	13,301	314,702
	Citizens Community Bancorp, Inc.	18,370	227,972
	Citizens Financial Group, Inc.	475,929	20,617,244
#	Citizens Holding Co.	1,272	17,655
#*	Citizens, Inc.	39,312	94,349
#	City Holding Co.	29,158	2,763,887
	Civista Bancshares, Inc.	27,140	588,938
	CME Group, Inc.	135,048	23,857,580
	CNA Financial Corp.	43,698	1,903,485
	CNB Financial Corp.	32,003	771,912
	CNO Financial Group, Inc.	184,317	4,748,006
*	Coastal Financial Corp.	3,622	165,417
	Codorus Valley Bancorp, Inc.	17,121	423,060
	Cohen & Co., Inc.	765	6,755
	Cohen & Steers, Inc.	85,298	6,266,844
#*	Coinbase Global, Inc., Class A	7,300	426,904
#	Colony Bankcorp, Inc.	13,348	172,056
#	Columbia Banking System, Inc.	142,519	4,405,262
#*	Columbia Financial, Inc.	5,103	101,295
	Comerica, Inc.	198,601	14,559,439
	Commerce Bancshares, Inc.	212,404	14,137,610
#	Community Bank System, Inc.	115,603	6,671,449
	Community Financial Corp.	9,835	396,941
	Community Trust Bancorp, Inc.	39,856	1,716,996
	Community West Bancshares	9,137	135,228
	ConnectOne Bancorp, Inc.	78,345	1,862,261
#*	Consumer Portfolio Services, Inc.	137,807	1,384,960
#	Cowen, Inc., Class A	33,497	1,302,363
	Crawford & Co., Class A	92,729	599,957
	Crawford & Co., Class B	53,098	326,022
#*	Credit Acceptance Corp.	29,619	13,702,934
#*	CrossFirst Bankshares, Inc.	3,201	43,214
	Cullen/Frost Bankers, Inc.	96,437	12,563,812
*	Customers Bancorp, Inc.	59,614	1,810,477
	CVB Financial Corp.	243,472	5,896,892
	Diamond Hill Investment Group, Inc.	10,041	1,892,026
#	Dime Community Bancshares, Inc.	98,470	2,936,375
	Discover Financial Services	403,834	47,139,543
#	Donegal Group, Inc., Class A	102,385	1,554,204
#	Donegal Group, Inc., Class B	2,147	32,763
#*	Donnelley Financial Solutions, Inc.	79,822	3,640,681

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp Montana, Inc.	10,879	$182,006
	Eagle Bancorp, Inc.	64,193	3,048,526
	East West Bancorp, Inc.	229,404	18,012,802
	Eastern Bankshares, Inc.	1,800	29,106
#*	eHealth, Inc.	34,428	285,752
*	Elevate Credit, Inc.	58,383	105,089
	Employers Holdings, Inc.	66,819	2,931,350
#*	Encore Capital Group, Inc.	75,940	4,231,377
*	Enova International, Inc.	84,162	3,841,995
*	Enstar Group Ltd.	32,164	7,793,337
	Enterprise Bancorp, Inc.	8,490	301,735
	Enterprise Financial Services Corp.	56,694	3,022,924
	Equitable Holdings, Inc.	698,401	22,397,720
#	Equity Bancshares, Inc., Class A	32,237	962,274
	Erie Indemnity Co., Class A	51,276	12,529,291
#	Esquire Financial Holdings, Inc.	10,386	483,364
	ESSA Bancorp, Inc.	9,594	196,677
	Essent Group Ltd.	161,779	7,123,129
	Evans Bancorp, Inc.	8,786	347,398
	Evercore, Inc., Class A	90,797	11,786,359
	Everest Re Group Ltd.	42,252	14,775,102
#*	EZCORP, Inc., Class A	178,592	1,626,973
	F&G Annuities & Life, Inc.	36,363	780,350
	FactSet Research Systems, Inc.	32,938	13,930,798
	Farmers & Merchants Bancorp, Inc.	1,121	31,892
	Farmers National Banc Corp.	27,473	395,062
#	FB Financial Corp.	94,585	3,552,613
	Federal Agricultural Mortgage Corp., Class A	1,374	152,164
	Federal Agricultural Mortgage Corp., Class C	20,856	2,773,222
	Federated Hermes, Inc.	209,546	8,235,158
*	FFBW, Inc.	7,231	88,507
	Fidelity D&D Bancorp, Inc.	1,322	63,073
	Fidelity National Financial, Inc.	534,758	23,545,395
	Fifth Third Bancorp	628,365	22,803,366
	Financial Institutions, Inc.	53,073	1,311,434
#	Finward Bancorp	310	11,383
	First American Financial Corp.	184,793	11,433,143
	First Bancorp	75,265	2,999,310
#	First BanCorp	464,247	6,244,122
	First Bancorp, Inc.	21,518	638,224
	First Bancshares, Inc.	9,134	279,957
#	First Bank	19,222	260,074
	First Busey Corp.	105,563	2,519,789
	First Business Financial Services, Inc.	16,313	584,005
	First Capital, Inc.	3,880	101,074
	First Citizens BancShares, Inc., Class A	21,001	16,332,058
#	First Commonwealth Financial Corp.	205,742	3,026,465
	First Community Bankshares, Inc.	39,477	1,283,397
	First Community Corp.	13,022	267,732
#	First Financial Bancorp	205,339	5,201,237
	First Financial Bankshares, Inc.	206,746	7,364,293
	First Financial Corp.	12,021	539,983
	First Financial Northwest, Inc.	14,137	212,762
	First Foundation, Inc.	97,966	1,521,412
	First Hawaiian, Inc.	177,102	4,859,679
	First Horizon Corp.	921,728	22,794,333
	First Internet Bancorp	19,229	505,530
	First Interstate BancSystem, Inc., Class A	168,884	6,059,558
	First Merchants Corp.	113,515	4,840,280

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	19,699	$632,929
#	First National Corp.	1,287	22,085
	First Northwest Bancorp	19,278	292,062
#	First of Long Island Corp.	51,943	917,313
	First Republic Bank	134,287	18,918,353
#	First Savings Financial Group, Inc.	2,715	53,974
	First Seacoast Bancorp, Inc.	23	241
	First U.S. Bancshares, Inc.	5,297	49,845
	First United Corp.	12,304	239,190
*	First Western Financial, Inc.	526	13,808
	FirstCash Holdings, Inc.	72,932	6,722,872
	Flushing Financial Corp.	62,746	1,204,096
#	FNB Corp.	582,553	8,313,031
#	FNCB Bancorp, Inc.	1,381	11,297
#	Franklin Financial Services Corp.	1,272	42,294
#	Franklin Resources, Inc.	385,682	12,033,278
	FS Bancorp, Inc.	18,178	653,499
	Fulton Financial Corp.	350,199	5,858,829
#*	FVCBankcorp, Inc.	1,234	21,138
*	Genworth Financial, Inc., Class A	148,223	818,191
	German American Bancorp, Inc.	56,588	2,179,770
	Glacier Bancorp, Inc.	181,689	8,283,202
	Globe Life, Inc.	122,436	14,796,391
	Goldman Sachs Group, Inc.	207,897	76,050,802
#*	Goosehead Insurance, Inc., Class A	2,415	94,306
	Great Southern Bancorp, Inc.	26,148	1,528,089
*	Green Dot Corp., Class A	98,279	1,776,884
	Greenhill & Co., Inc.	21,781	301,013
#*	Greenlight Capital Re Ltd., Class A	58,568	576,895
#	Guaranty Bancshares, Inc.	12,030	396,749
#	Hallmark Financial Services, Inc.	5,615	40,990
#	Hamilton Lane, Inc., Class A	33,121	2,578,801
	Hancock Whitney Corp.	158,058	8,136,826
	Hanmi Financial Corp.	64,947	1,512,616
	Hanover Insurance Group, Inc.	74,234	9,990,412
	HarborOne Bancorp, Inc.	45,499	620,606
	Hartford Financial Services Group, Inc.	403,508	31,316,256
	Hawthorn Bancshares, Inc.	11,363	273,621
#	HBT Financial, Inc.	930	19,502
#	HCI Group, Inc.	21,758	1,092,469
	Heartland Financial USA, Inc.	74,509	3,685,960
#	Hennessy Advisors, Inc.	13,944	134,838
	Heritage Commerce Corp.	121,422	1,471,635
	Heritage Financial Corp.	79,845	2,277,978
*	Heritage Global, Inc.	5,934	15,666
#	Heritage Insurance Holdings, Inc.	59,531	150,018
#	Hilltop Holdings, Inc.	173,804	5,683,391
#	Hingham Institution For Savings	3,464	1,012,666
	HMN Financial, Inc.	6,890	150,409
	Home Bancorp, Inc.	14,364	551,578
#	Home BancShares, Inc.	305,401	7,289,922
	Home Federal Bancorp Inc of Louisiana	2,148	39,609
	HomeStreet, Inc.	49,402	1,362,013
	HomeTrust Bancshares, Inc.	761	20,547
#	Hope Bancorp, Inc.	339,876	4,381,002
	Horace Mann Educators Corp.	75,310	2,681,789
	Horizon Bancorp, Inc.	78,326	1,225,019
#	Houlihan Lokey, Inc.	85,808	8,500,999
	Huntington Bancshares, Inc.	1,405,113	21,315,564

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	ICC Holdings, Inc.	1,000	$15,505
#	IF Bancorp, Inc.	2,855	51,376
	Independent Bank Corp.	85,583	6,820,109
	Independent Bank Corp.	43,834	971,800
#	Independent Bank Group, Inc.	77,581	4,755,715
	Interactive Brokers Group, Inc., Class A	49,433	3,951,674
	Intercontinental Exchange, Inc.	226,479	24,357,816
	International Bancshares Corp.	131,276	6,152,906
	Invesco Ltd.	471,520	8,727,835
	Investar Holding Corp.	18,897	394,002
	Investors Title Co.	3,752	607,824
	James River Group Holdings Ltd.	82,209	1,862,856
	Janus Henderson Group PLC	263,590	6,832,253
	Jefferies Financial Group, Inc.	389,778	15,310,480
	JPMorgan Chase & Co.	2,201,688	308,148,252
#	Kearny Financial Corp.	198,330	1,860,335
	Kemper Corp.	117,228	6,884,800
#	Kentucky First Federal Bancorp	6,958	47,384
	KeyCorp	822,997	15,793,312
	Kingstone Cos., Inc.	16,836	28,284
#	Kinsale Capital Group, Inc.	25,262	7,033,951
	KKR & Co., Inc.	223,300	12,462,373
	Lake Shore Bancorp, Inc.	2,985	37,581
	Lakeland Bancorp, Inc.	114,981	2,215,684
#	Lakeland Financial Corp.	50,167	3,547,309
	Landmark Bancorp, Inc.	7,229	161,351
	Lazard Ltd., Class A	209,931	8,414,034
	LCNB Corp.	24,728	451,286
*	LendingClub Corp.	132,457	1,283,508
*	LendingTree, Inc.	13,788	546,832
	Limestone Bancorp, Inc.	8,255	213,970
	Lincoln National Corp.	169,548	6,007,086
#	Live Oak Bancshares, Inc.	81,213	2,779,921
	Loews Corp.	227,665	13,996,844
	LPL Financial Holdings, Inc.	101,887	24,159,445
	Luther Burbank Corp.	840	9,862
	M&T Bank Corp.	179,417	27,989,052
	Macatawa Bank Corp.	68,654	756,567
#	Magyar Bancorp, Inc.	3,982	51,248
#*	Maiden Holdings Ltd.	184,895	438,201
	MainStreet Bancshares, Inc.	901	25,859
*	Malvern Bancorp, Inc.	13,382	235,389
*	Markel Corp.	10,873	15,319,840
#	MarketAxess Holdings, Inc.	27,070	9,849,419
	Marsh & McLennan Cos., Inc.	310,585	54,324,422
*	MBIA, Inc.	296,282	3,854,629
	Mercantile Bank Corp.	34,968	1,200,451
	Merchants Bancorp	3,251	93,531
	Mercury General Corp.	107,082	3,826,040
	Meridian Corp.	704	22,422
	MetLife, Inc.	325,353	23,757,276
#	Metrocity Bankshares, Inc.	651	13,163
*	Metropolitan Bank Holding Corp.	4,191	248,862
	MGIC Investment Corp.	174,562	2,464,815
	Mid Penn Bancorp, Inc.	997	31,376
	Middlefield Banc Corp.	11,702	318,294
	Midland States Bancorp, Inc.	36,825	938,301
	Mid-Southern Bancorp, Inc.	362	4,706
*	Midwest Holding, Inc.	1,003	16,349

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MidWestOne Financial Group, Inc.	22,231	$692,496
#	Moelis & Co., Class A	94,582	4,421,709
	Moody's Corp.	112,571	36,332,290
	Morgan Stanley	1,062,417	103,405,047
	Morningstar, Inc.	65,738	15,966,445
*	Mr Cooper Group, Inc.	20,870	959,811
	MSCI, Inc.	45,780	24,334,817
#	MVB Financial Corp.	18,456	407,508
	Nasdaq, Inc.	376,167	22,641,492
	National Bank Holdings Corp., Class A	68,908	2,909,985
	National Bankshares, Inc.	2,559	103,793
	National Western Life Group, Inc., Class A	7,419	2,053,579
	Navient Corp.	431,770	8,190,677
#	NBT Bancorp, Inc.	95,328	3,747,344
	Nelnet, Inc., Class A	64,519	6,160,919
#	New York Community Bancorp, Inc.	2,230,478	22,282,475
*	NI Holdings, Inc.	14,645	194,046
*	Nicholas Financial, Inc.	9,629	64,514
#*	Nicolet Bankshares, Inc.	20,074	1,463,194
*	NMI Holdings, Inc., Class A	135,194	3,140,557
#	Northeast Bank	16,291	768,935
#	Northeast Community Bancorp, Inc.	2,484	38,527
	Northern Trust Corp.	188,525	18,281,269
#	Northfield Bancorp, Inc.	122,530	1,831,824
#	Northrim BanCorp, Inc.	8,802	471,171
#	Northwest Bancshares, Inc.	242,912	3,434,776
#	Norwood Financial Corp.	4,680	160,758
#	Oak Valley Bancorp	8,602	217,803
	OceanFirst Financial Corp.	111,483	2,666,673
	Oconee Federal Financial Corp.	365	8,545
#*	Ocwen Financial Corp.	810	29,160
	OFG Bancorp	98,751	2,795,641
	Ohio Valley Banc Corp.	5,333	139,031
	Old National Bancorp	534,926	9,361,205
#	Old Point Financial Corp.	2,092	49,706
	Old Republic International Corp.	490,431	12,942,474
	Old Second Bancorp, Inc.	4,388	74,552
#	OneMain Holdings, Inc.	278,517	12,015,223
	OP Bancorp	989	11,215
#*	Open Lending Corp., Class A	51,007	447,331
#	Oppenheimer Holdings, Inc., Class A	13,697	652,114
*	OptimumBank Holdings, Inc.	1,636	6,757
#	Orange County Bancorp, Inc.	8	382
	Origin Bancorp, Inc.	3,001	112,538
	Orrstown Financial Services, Inc.	21,101	522,250
#*	Oscar Health, Inc., Class A	23,443	90,021
	Pacific Premier Bancorp, Inc.	181,625	5,873,753
	PacWest Bancorp	172,640	4,775,222
#*	Palomar Holdings, Inc.	14,434	737,722
#	Park National Corp.	30,887	3,868,597
#	Parke Bancorp, Inc.	25,939	537,067
#	Pathfinder Bancorp, Inc.	4,141	78,306
	Pathward Financial, Inc.	76,339	3,787,941
*	Patriot National Bancorp, Inc.	1,773	20,283
#	PCB Bancorp	3,606	66,963
	Peapack-Gladstone Financial Corp.	40,657	1,507,968
#	Penns Woods Bancorp, Inc.	12,528	335,625
#	PennyMac Financial Services, Inc.	51,088	3,444,353
	Peoples Bancorp of North Carolina, Inc.	6,872	228,150

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Peoples Bancorp, Inc.	57,712	$1,712,315
	Peoples Financial Services Corp.	1,679	85,595
	Pinnacle Financial Partners, Inc.	115,311	9,078,435
#*	Pioneer Bancorp, Inc.	4,586	51,593
	Piper Sandler Cos.	33,328	4,735,909
	PJT Partners, Inc., Class A	20,457	1,637,174
#	Plumas Bancorp	9,875	404,776
	PNC Financial Services Group, Inc.	220,907	36,544,645
#*	Ponce Financial Group, Inc.	37,866	344,581
	Popular, Inc.	150,766	10,348,578
*	PRA Group, Inc.	73,345	2,951,403
	Preferred Bank	32,744	2,329,081
	Premier Financial Corp.	77,450	1,937,799
	Primerica, Inc.	94,923	15,353,795
	Primis Financial Corp.	54,303	642,948
#	Princeton Bancorp, Inc.	9,863	338,695
	Principal Financial Group, Inc.	321,173	29,724,561
	ProAssurance Corp.	100,109	1,941,114
*	PROG Holdings, Inc.	117,289	2,614,372
	Progressive Corp.	220,373	30,047,859
	Prosperity Bancshares, Inc.	137,841	10,456,618
#	Provident Bancorp, Inc.	24,763	223,362
	Provident Financial Holdings, Inc.	16,764	238,216
#	Provident Financial Services, Inc.	170,216	3,993,267
	Prudential Financial, Inc.	239,567	25,140,161
	QCR Holdings, Inc.	32,926	1,730,591
	Radian Group, Inc.	139,181	3,075,900
	Raymond James Financial, Inc.	225,121	25,386,895
#	RBB Bancorp	13,820	278,335
#	Red River Bancshares, Inc.	188	9,569
	Regional Management Corp.	26,063	898,913
	Regions Financial Corp.	862,555	20,304,545
	Reinsurance Group of America, Inc.	76,308	11,581,265
	RenaissanceRe Holdings Ltd.	62,334	12,198,140
	Renasant Corp.	121,007	4,305,429
	Republic Bancorp, Inc., Class A	30,924	1,390,962
#*	Republic First Bancorp, Inc.	109,335	240,537
#*	Rhinebeck Bancorp, Inc.	310	2,920
	Richmond Mutual BanCorp, Inc.	1,569	20,428
	Riverview Bancorp, Inc.	50,627	371,602
	RLI Corp.	70,993	9,403,023
*	Robinhood Markets, Inc., Class A	20,796	216,486
	Rocket Cos., Inc., Class A	63,887	601,177
	S&P Global, Inc.	134,834	50,554,660
	S&T Bancorp, Inc.	83,464	3,036,420
#*	Safeguard Scientifics, Inc.	41,559	132,573
	Safety Insurance Group, Inc.	36,412	3,072,809
#	Salisbury Bancorp, Inc.	8,628	241,843
#	Sandy Spring Bancorp, Inc.	77,169	2,608,312
	SB Financial Group, Inc.	9,865	161,194
#	Seacoast Banking Corp. of Florida	56,533	1,815,275
*	Security National Financial Corp., Class A	21,772	156,976
	SEI Investments Co.	218,654	13,650,569
	Selective Insurance Group, Inc.	111,647	10,606,465
	ServisFirst Bancshares, Inc.	95,897	6,538,257
#	Shore Bancshares, Inc.	35,084	613,268
	Sierra Bancorp	45,265	953,281
	Signature Bank	54,605	7,041,315
	Silvercrest Asset Management Group, Inc., Class A	14,147	267,378

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	227,214	$5,069,144
*	SiriusPoint Ltd.	420,891	3,194,563
	SLM Corp.	944,116	16,588,118
	SmartFinancial, Inc.	11,445	308,672
#	Sound Financial Bancorp, Inc.	3,278	130,628
	South Plains Financial, Inc.	852	23,941
*	Southern First Bancshares, Inc.	15,008	631,687
	Southern Missouri Bancorp, Inc.	8,071	390,798
	Southern States Bancshares, Inc.	933	26,758
	Southside Bancshares, Inc.	71,052	2,691,450
	SouthState Corp.	125,099	9,957,880
	State Street Corp.	274,944	25,110,636
#	Stellar Bancorp, Inc.	71,797	2,018,214
#*	Sterling Bancorp, Inc.	6,151	37,460
	Stewart Information Services Corp.	59,741	2,853,828
	Stifel Financial Corp.	184,922	12,465,592
	Stock Yards Bancorp, Inc.	53,081	3,182,737
*	StoneX Group, Inc.	34,586	3,039,418
	Summit Financial Group, Inc.	8,032	208,430
	Summit State Bank	7,605	120,843
*	SVB Financial Group	53,597	16,209,877
	Synchrony Financial	834,804	30,662,351
	Synovus Financial Corp.	258,458	10,842,313
#	T Rowe Price Group, Inc.	200,294	23,328,242
	Territorial Bancorp, Inc.	19,133	459,575
*	Texas Capital Bancshares, Inc.	92,017	6,079,563
#	TFS Financial Corp.	231,815	3,303,364
	Timberland Bancorp, Inc.	15,487	515,717
	Tiptree, Inc.	80,023	1,201,145
#	Tompkins Financial Corp.	29,901	2,252,442
	Towne Bank	146,572	4,466,049
#	Tradeweb Markets, Inc., Class A	3,183	237,261
	Travelers Cos., Inc.	284,921	54,454,102
*	Trean Insurance Group, Inc.	3,216	19,585
	TriCo Bancshares	64,648	3,267,956
*	Triumph Financial, Inc.	58,000	3,232,340
	Truist Financial Corp.	679,774	33,574,038
#*	Trupanion, Inc.	8,654	510,759
	TrustCo Bank Corp. NY	45,497	1,633,797
#	Trustmark Corp.	139,495	4,062,094
	U.S. Bancorp	1,001,983	49,898,753
	U.S. Global Investors, Inc., Class A	2,359	7,384
	UMB Financial Corp.	80,523	7,262,369
	Umpqua Holdings Corp.	408,555	7,435,701
	Union Bankshares, Inc.	863	22,706
#	United Bancorp, Inc.	5,663	81,830
	United Bancshares, Inc.	3,436	68,376
	United Bankshares, Inc.	238,391	9,583,318
	United Community Banks, Inc.	175,219	5,701,626
#	United Fire Group, Inc.	51,266	1,614,366
	United Security Bancshares	37,670	297,593
	Unity Bancorp, Inc.	24,003	635,359
#	Universal Insurance Holdings, Inc.	92,240	1,175,138
	Univest Financial Corp.	58,261	1,581,786
	Unum Group	281,779	11,843,171
#	Valley National Bancorp	704,111	8,364,839
#	Value Line, Inc.	6,620	342,320
#*	Velocity Financial, Inc.	3,018	30,452
	Veritex Holdings, Inc.	64,925	1,827,639

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Victory Capital Holdings, Inc., Class A	10,266	$304,284
	Virginia National Bankshares Corp.	769	27,915
	Virtu Financial, Inc., Class A	220,589	4,259,574
#	Virtus Investment Partners, Inc.	18,144	3,898,783
#	Voya Financial, Inc.	200,682	14,001,583
	W R Berkley Corp.	263,688	18,495,076
#	Walker & Dunlop, Inc.	78,369	7,474,835
	Washington Federal, Inc.	160,091	5,676,827
#	Washington Trust Bancorp, Inc.	37,135	1,588,264
	Waterstone Financial, Inc.	56,696	912,806
	Webster Financial Corp.	318,253	16,756,020
	Wells Fargo & Co.	1,930,857	90,499,268
	WesBanco, Inc.	125,906	4,679,926
#	West BanCorp, Inc.	35,687	781,545
	Westamerica BanCorp	48,164	2,675,992
	Western Alliance Bancorp	177,448	13,374,256
	Western New England Bancorp, Inc.	72,206	704,009
	Westwood Holdings Group, Inc.	27,788	359,299
	White Mountains Insurance Group Ltd.	6,648	10,157,878
	Willis Towers Watson PLC	87,059	22,129,527
	Wintrust Financial Corp.	100,877	9,227,219
#	WisdomTree, Inc.	229,422	1,321,471
#*	World Acceptance Corp.	18,404	1,761,631
#	WSFS Financial Corp.	133,292	6,439,337
	WVS Financial Corp.	803	11,202
	Zions Bancorp NA	243,847	12,962,907
TOTAL FINANCIALS			4,119,558,338
HEALTH CARE — (11.9%)
#*	89bio, Inc.	6,050	70,664
	Abbott Laboratories	802,839	88,753,851
	AbbVie, Inc.	1,217,399	179,870,702
*	Acadia Healthcare Co., Inc.	173,956	14,615,783
*	Accolade, Inc.	7,936	92,613
#*	Accuray, Inc.	69,870	176,072
#††	Achillion Pharmaceuticals, Inc.	281,426	402,439
*	Acurx Pharmaceuticals, Inc.	1,403	5,051
#*	Adaptive Biotechnologies Corp.	18,626	172,663
#*	Addus HomeCare Corp.	22,272	2,394,685
#*	Adicet Bio, Inc.	5,069	46,381
††	Aduro Biotech, Inc.	7,016	14,243
#*	Affimed NV	26,462	34,136
	Agilent Technologies, Inc.	156,191	23,753,527
#*	Agiliti, Inc.	7,532	138,965
#*	agilon health, Inc.	63,729	1,386,743
*	Agios Pharmaceuticals, Inc.	52,019	1,533,520
#*	Akero Therapeutics, Inc.	29,496	1,460,052
*	Albireo Pharma, Inc.	28,723	1,282,769
#*	Aldeyra Therapeutics, Inc.	11,609	68,493
*	Alector, Inc.	18,050	159,201
*	Align Technology, Inc.	26,591	7,172,390
*	Alkermes PLC	93,819	2,686,976
*	Allakos, Inc.	4,006	29,765
#*	Allogene Therapeutics, Inc.	78,457	605,688
*	Alnylam Pharmaceuticals, Inc.	30,629	6,934,406
*	Alpha Teknova, Inc.	2,763	16,468
*	Alpine Immune Sciences, Inc.	6,024	50,602
*	Amedisys, Inc.	48,850	4,721,841
*	American Shared Hospital Services	797	2,566

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	American Well Corp., Class A	114,410	$454,208
	AmerisourceBergen Corp.	160,920	27,189,043
	Amgen, Inc.	375,293	94,723,953
#*	AMN Healthcare Services, Inc.	99,058	9,493,719
*	Amneal Pharmaceuticals, Inc.	25,370	55,814
#*	Amphastar Pharmaceuticals, Inc.	81,021	2,451,695
#*	AnaptysBio, Inc.	38,763	964,811
*	AngioDynamics, Inc.	82,349	1,072,184
#*	ANI Pharmaceuticals, Inc.	27,938	1,249,667
*	Anika Therapeutics, Inc.	19,543	606,028
#*	Anixa Biosciences, Inc.	3,561	15,562
*	Annovis Bio, Inc.	1,232	20,353
#*	Apollo Medical Holdings, Inc.	12,079	430,496
*	Aptevo Therapeutics, Inc.	3,220	7,406
#*	Apyx Medical Corp.	42,178	123,160
*	Arcturus Therapeutics Holdings, Inc.	3,496	73,871
*	Arcus Biosciences, Inc.	5,504	119,052
#*	Arcutis Biotherapeutics, Inc.	23,699	392,692
*	ARS Pharmaceuticals, Inc.	7,081	48,576
#*	Artivion, Inc.	60,524	789,233
*	Astria Therapeutics, Inc.	4,505	61,944
*	Atara Biotherapeutics, Inc.	84,543	428,633
#*	Athira Pharma, Inc.	18,933	76,489
#*	Atreca, Inc., Class A	5,971	10,031
#*	AtriCure, Inc.	55,637	2,407,969
#	Atrion Corp.	2,868	1,971,176
*	aTyr Pharma, Inc.	3,082	7,089
#*	Avanos Medical, Inc.	71,105	2,178,657
*	Avantor, Inc.	395,318	9,448,100
#*	Avid Bioservices, Inc.	28,330	448,464
#*	Avidity Biosciences, Inc.	3,473	82,310
#*	Avita Medical, Inc.	2,421	22,612
*	AxoGen, Inc.	100	947
#*	Axonics, Inc.	12,121	744,229
#	Azenta, Inc.	57,007	3,186,691
	Baxter International, Inc.	353,169	16,136,292
#*	Beam Therapeutics, Inc.	8,695	377,798
	Becton Dickinson & Co.	114,489	28,876,416
*	Bellerophon Therapeutics, Inc.	4,382	8,523
#*	Beyond Air, Inc.	3,422	22,414
*	Biogen, Inc.	130,456	37,949,650
#*	BioLife Solutions, Inc.	3,661	85,814
*	BioMarin Pharmaceutical, Inc.	94,931	10,950,291
*	Biomea Fusion, Inc.	1,758	16,736
*	Bio-Path Holdings, Inc.	495	1,035
*	Bio-Rad Laboratories, Inc., Class A	22,033	10,299,546
	Bio-Techne Corp.	82,412	6,564,940
#*	Bioventus, Inc., Class A	1,448	2,838
*	Boston Scientific Corp.	510,328	23,602,670
	Bristol-Myers Squibb Co.	1,399,024	101,639,094
*	Brookdale Senior Living, Inc.	767,534	2,210,498
	Bruker Corp.	234,221	16,423,577
*	C4 Therapeutics, Inc.	15,790	123,004
#*	Cara Therapeutics, Inc.	19,014	222,084
	Cardinal Health, Inc.	333,195	25,739,314
*	Cardiovascular Systems, Inc.	50,636	705,866
#*	CareCloud, Inc.	7,095	25,542
#*	CareDx, Inc.	36,055	538,662
*	Castle Biosciences, Inc.	500	13,540

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Catalent, Inc.	152,791	$8,181,958
#*	Catalyst Pharmaceuticals, Inc.	50,836	787,450
*	Celcuity, Inc.	400	3,832
#*	Celldex Therapeutics, Inc.	65,454	2,883,903
*	Centene Corp.	359,764	27,428,407
#*	Certara, Inc.	16,487	319,848
*	Champions Oncology, Inc.	1,165	4,788
*	Charles River Laboratories International, Inc.	43,208	10,510,346
	Chemed Corp.	21,936	11,080,751
#*	Chimerix, Inc.	163,000	288,510
*	Chinook Therapeutics, Inc.	54,163	1,368,699
	Cigna Corp.	239,976	75,993,200
*	Codexis, Inc.	8,329	51,223
*	Cogent Biosciences, Inc.	5,375	80,948
#*	Collegium Pharmaceutical, Inc.	33,877	951,266
#*	Community Health Systems, Inc.	155,550	811,971
#*	Computer Programs & Systems, Inc.	23,978	704,474
*	Concert Pharmaceuticals, Inc.	82,863	691,077
#	CONMED Corp.	44,505	4,261,799
	Contra Abiomed, Inc.	26,621	27,153
	Cooper Cos., Inc.	33,854	11,812,676
#*	Corcept Therapeutics, Inc.	123,457	2,822,227
*	CorVel Corp.	35,516	6,327,531
#*	Crinetics Pharmaceuticals, Inc.	5,726	112,287
#*	CRISPR Therapeutics AG	68,506	3,495,176
*	Cross Country Healthcare, Inc.	85,956	2,385,279
#*	CryoPort, Inc.	12,127	276,859
*	Cue Biopharma, Inc.	66,029	225,819
*	Cullinan Oncology, Inc.	2,346	27,307
*	Cumberland Pharmaceuticals, Inc.	22,381	60,429
#*	Cutera, Inc.	11,803	411,099
	CVS Health Corp.	1,042,089	91,933,092
#*	Cyclo Therapeutics, Inc.	4,829	8,499
#*	Cymabay Therapeutics, Inc.	2,917	24,474
*	Cyteir Therapeutics, Inc.	5,017	7,676
	Danaher Corp.	252,353	66,717,086
*	DaVita, Inc.	161,812	13,331,691
*	Day One Biopharmaceuticals, Inc.	1,700	37,009
#*	Decibel Therapeutics, Inc.	5,175	16,353
*	Deciphera Pharmaceuticals, Inc.	93,942	1,597,953
*	Denali Therapeutics, Inc.	31,143	942,699
	DENTSPLY SIRONA, Inc.	176,695	6,507,677
#*	Design Therapeutics, Inc.	6,389	50,154
*	DexCom, Inc.	104,215	11,160,384
*	Dominari Holdings, Inc.	2,503	9,662
*	Doximity, Inc., Class A	21,017	741,270
#*	Dynavax Technologies Corp.	61,918	704,627
*	Dyne Therapeutics, Inc.	3,147	45,946
*	Eagle Pharmaceuticals, Inc.	19,747	670,213
#*	Editas Medicine, Inc.	126,500	1,251,085
*	Edwards Lifesciences Corp.	221,790	17,011,293
*	Ekso Bionics Holdings, Inc.	4,430	7,487
#*	Elanco Animal Health, Inc.	415,064	5,698,829
*	Electromed, Inc.	5,226	56,389
#*	Eledon Pharmaceuticals, Inc.	990	3,168
	Elevance Health, Inc.	134,124	67,060,659
	Eli Lilly & Co.	520,601	179,164,834
#	Embecta Corp.	22,897	604,252
*	Emergent BioSolutions, Inc.	97,613	1,287,515

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enanta Pharmaceuticals, Inc.	28,497	$1,521,170
	Encompass Health Corp.	169,770	10,602,137
	ENDRA Life Sciences, Inc.	110	441
*	Enhabit, Inc.	84,885	1,303,834
*	Enovis Corp.	52,834	3,325,900
	Ensign Group, Inc.	94,348	8,797,951
*	Envista Holdings Corp.	109,634	4,274,630
#*	enVVeno Medical Corp.	4,348	25,001
#*	Enzo Biochem, Inc.	145,565	195,057
#*	Equillium, Inc.	1,080	1,112
#*	Evolent Health, Inc., Class A	161,116	5,191,158
#*	Exact Sciences Corp.	87,451	5,904,692
*	Exagen, Inc.	1,700	4,828
*	Exelixis, Inc.	450,101	7,930,780
*	Eyenovia, Inc.	4,941	11,661
*	Fate Therapeutics, Inc.	8,612	51,328
*	Figs, Inc., Class A	85,661	766,666
#*	FONAR Corp.	20,622	371,815
#*	Frequency Therapeutics, Inc.	6,611	30,014
#*	Fulcrum Therapeutics, Inc.	686	8,650
#*	Fulgent Genetics, Inc.	1,748	59,047
#*	G1 Therapeutics, Inc.	6,913	55,166
*	Gain Therapeutics, Inc.	3,313	13,119
*	GE HealthCare Technologies, Inc.	128,510	8,934,015
#*	Generation Bio Co.	18,308	108,017
	Gilead Sciences, Inc.	1,123,050	94,268,817
*	Glaukos Corp.	25,813	1,266,128
#*	Globus Medical, Inc., Class A	111,760	8,437,880
#*	Graphite Bio, Inc.	1,112	2,391
#*	Great Elm Group, Inc.	33,083	73,113
#*	Gritstone bio, Inc.	8,954	28,474
*	Haemonetics Corp.	76,775	6,495,165
#*	Halozyme Therapeutics, Inc.	85,452	4,423,850
#*	Harmony Biosciences Holdings, Inc.	26,087	1,256,611
*	Harrow Health, Inc.	19,091	286,747
*	Harvard Bioscience, Inc.	100,799	300,381
	HCA Healthcare, Inc.	124,520	31,761,316
*	Health Catalyst, Inc.	28,423	395,080
*	HealthEquity, Inc.	56,627	3,445,753
*	HealthStream, Inc.	47,468	1,147,776
*	Henry Schein, Inc.	139,654	12,031,192
#*	Heska Corp.	13,012	1,163,793
*	Hologic, Inc.	313,238	25,488,176
*	Horizon Therapeutics PLC	138,538	15,200,389
	Hoth Therapeutics, Inc.	1,788	9,029
	Humana, Inc.	72,592	37,145,326
#*	Ideaya Biosciences, Inc.	36,502	621,629
*	IDEXX Laboratories, Inc.	57,965	27,852,183
#*	Ikena Oncology, Inc.	1,124	4,788
*	Illumina, Inc.	47,772	10,232,762
*	ImmuCell Corp.	1,149	8,514
*	ImmunoGen, Inc.	120,456	554,098
	Immunome, Inc.	2,913	15,322
*	ImmunoPrecise Antibodies Ltd.	3,814	16,820
*	Immunovant, Inc.	14,787	262,765
	IN8bio, Inc.	5,067	11,755
*	Incyte Corp.	81,536	6,941,975
#*	InfuSystem Holdings, Inc.	25,741	257,925
*	Innoviva, Inc.	174,779	2,210,954

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Inogen, Inc.	38,534	$898,998
#*	Inovio Pharmaceuticals, Inc.	172,894	287,004
*	Inspire Medical Systems, Inc.	2,120	536,487
*	Insulet Corp.	17,168	4,932,710
*	Integer Holdings Corp.	61,973	4,078,443
*	Integra LifeSciences Holdings Corp.	133,156	7,629,839
*	Intellia Therapeutics, Inc.	81,574	3,462,001
*	Intra-Cellular Therapies, Inc.	83,632	4,007,645
*	Intuitive Surgical, Inc.	122,442	30,082,775
#*	Ionis Pharmaceuticals, Inc.	103,810	4,138,905
*	Iovance Biotherapeutics, Inc.	158,671	1,263,021
*	IQVIA Holdings, Inc.	130,454	29,927,452
	iRadimed Corp.	6,081	227,429
#*	IRIDEX Corp.	6,830	14,958
#*	Ironwood Pharmaceuticals, Inc.	232,148	2,674,345
*	iTeos Therapeutics, Inc.	1,600	33,440
*	IVERIC bio, Inc.	34,802	803,926
*	Jazz Pharmaceuticals PLC	88,712	13,897,622
	Johnson & Johnson	1,572,785	257,024,525
#*	Joint Corp.	5,100	92,667
*	Jounce Therapeutics, Inc.	56,259	65,823
#*	KalVista Pharmaceuticals, Inc.	6,582	52,393
#*	Karuna Therapeutics, Inc.	7,841	1,563,417
*	Kewaunee Scientific Corp.	3,487	56,350
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	100,367
*	Kodiak Sciences, Inc.	6,525	52,722
#*	KORU Medical Systems, Inc.	469	1,867
*	Krystal Biotech, Inc.	10,527	875,004
#*	Kura Oncology, Inc.	58,866	813,528
*	Kymera Therapeutics, Inc.	3,500	130,830
	Laboratory Corp. of America Holdings	99,818	25,166,114
#*	Lantern Pharma, Inc.	1,951	11,901
*	Lantheus Holdings, Inc.	115,540	6,643,550
*	Larimar Therapeutics, Inc.	4,152	20,511
#	LeMaitre Vascular, Inc.	37,067	1,748,821
#*	LENSAR, Inc.	23,475	69,017
*	Lexaria Bioscience Corp.	6,609	21,215
#*	Lexicon Pharmaceuticals, Inc.	7,663	17,165
*	LHC Group, Inc.	47,241	7,492,423
*	Ligand Pharmaceuticals, Inc.	32,219	2,245,664
#*	LivaNova PLC	74,887	4,208,649
*	Lumos Pharma, Inc.	950	3,368
#*	MacroGenics, Inc.	72,299	417,165
*	Maravai LifeSciences Holdings, Inc., Class A	26,238	384,649
#*	Marinus Pharmaceuticals, Inc.	10,918	69,329
*	Masimo Corp.	44,429	7,556,484
	McKesson Corp.	84,467	31,985,964
*	MediciNova, Inc.	5,066	12,108
#*	Medpace Holdings, Inc.	50,395	11,140,823
	Medtronic PLC	485,330	40,617,268
*	MeiraGTx Holdings PLC	28,600	239,096
	Merck & Co., Inc.	1,532,708	164,628,166
*	Meridian Bioscience, Inc.	80,414	2,734,076
*	Merit Medical Systems, Inc.	83,744	5,975,134
#*	Merrimack Pharmaceuticals, Inc.	26,708	309,546
*	Mersana Therapeutics, Inc.	2,783	18,312
#	Mesa Laboratories, Inc.	3,902	759,095
*	Mettler-Toledo International, Inc.	19,802	30,354,882
*	Microbot Medical, Inc.	2,249	7,017

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Milestone Pharmaceuticals, Inc.	4,105	$15,024
*	Mirati Therapeutics, Inc.	10,076	538,159
*	Moderna, Inc.	300,190	52,851,451
*	ModivCare, Inc.	28,718	3,080,293
*	Molina Healthcare, Inc.	73,476	22,912,021
#*	Morphic Holding, Inc.	23,216	759,860
*	Myriad Genetics, Inc.	140,407	2,768,826
	National HealthCare Corp.	32,630	1,942,790
#	National Research Corp.	21,103	979,601
#*	Nektar Therapeutics	57,234	155,677
*	Neogen Corp.	307,103	6,575,075
*	NeoGenomics, Inc.	118,547	1,408,338
*	Neurocrine Biosciences, Inc.	60,345	6,694,071
*	Neuronetics, Inc.	4,448	26,154
*	Nevro Corp.	9,560	351,043
*	NextCure, Inc.	46,265	77,263
#*	NextGen Healthcare, Inc.	111,221	2,115,423
#*	NGM Biopharmaceuticals, Inc.	940	4,926
#*	Novocure Ltd.	37,661	3,433,930
*	Nurix Therapeutics, Inc.	33,258	408,741
*	NuVasive, Inc.	77,502	3,534,091
#*	Ocular Therapeutix, Inc.	10,400	40,664
#*	Ocuphire Pharma, Inc.	4,152	14,407
*	Olema Pharmaceuticals, Inc.	15,704	75,850
*	Omega Therapeutics, Inc.	7,978	62,627
*	OmniAb, Inc.	157,875	653,603
*	OmniAb, Inc.	12,217	0
*	OmniAb, Inc.	12,217	0
#*	Omnicell, Inc.	44,989	2,495,540
*	Opiant Pharmaceuticals, Inc.	3,087	62,296
#*	OPKO Health, Inc.	99,783	128,720
#*	OptimizeRx Corp.	8,807	158,086
*	Option Care Health, Inc.	30,778	888,561
*	OraSure Technologies, Inc.	234,292	1,307,349
#*	Organogenesis Holdings, Inc.	17,889	45,796
	Organon & Co.	221,782	6,682,292
#*	Organovo Holdings, Inc.	3,109	5,068
#*	Orgenesis, Inc.	4,400	10,560
#*	Orthofix Medical, Inc.	76,634	1,657,593
#*	OrthoPediatrics Corp.	13,079	616,413
#*	Outset Medical, Inc.	13,277	373,349
*	Ovid therapeutics, Inc.	11,096	27,740
#	Owens & Minor, Inc.	182,492	3,602,392
#*	Pacific Biosciences of California, Inc.	72,431	803,260
*	Pacira BioSciences, Inc.	55,057	2,162,088
	Patterson Cos., Inc.	141,623	4,275,598
#*††	PDL BioPharma, Inc.	309,383	757,988
*	Pediatrix Medical Group, Inc.	214,595	3,294,033
#*	Pennant Group, Inc.	57,609	745,460
#*	Penumbra, Inc.	20,139	5,043,007
	PerkinElmer, Inc.	102,415	14,085,135
	Perrigo Co. PLC	141,277	5,286,585
#*	Personalis, Inc.	2,937	6,902
*	PetIQ, Inc.	40,149	475,364
	Pfizer, Inc.	3,138,575	138,599,472
*	PharmaCyte Biotech, Inc.	3,571	10,320
	Phibro Animal Health Corp., Class A	39,871	614,013
*	Phreesia, Inc.	24,687	925,516
*	Pliant Therapeutics, Inc.	14,659	513,651

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	PMV Pharmaceuticals, Inc.	12,147	$99,605
#*	Portage Biotech, Inc.	2,313	11,912
*	Poseida Therapeutics, Inc.	1,300	9,048
#*	Praxis Precision Medicines, Inc.	24,819	123,599
	Premier, Inc., Class A	168,797	5,631,068
*	Prestige Consumer Healthcare, Inc.	115,113	7,569,831
#*	Processa Pharmaceuticals, Inc.	1,898	1,689
#*	Pro-Dex, Inc.	7,945	135,065
††	Progenic Pharmaceuticals, Inc.	48,282	55,524
*	Protagonist Therapeutics, Inc.	53,154	706,417
*	Protara Therapeutics, Inc.	3,719	12,050
*	Prothena Corp. PLC	98,078	5,546,311
	Psychemedics Corp.	5,773	32,329
*	Pulmatrix, Inc.	302	1,226
#*	Pulmonx Corp.	749	6,659
*	Puma Biotechnology, Inc.	4,817	20,713
*	Quanterix Corp.	11,961	169,009
	Quest Diagnostics, Inc.	157,950	23,452,416
*	QuidelOrtho Corp.	9,932	850,279
*	RadNet, Inc.	69,278	1,458,302
*	Rain Oncology, Inc.	2,336	20,977
*	Rallybio Corp.	2,156	14,963
#*	Rapid Micro Biosystems, Inc., Class A	1,886	2,829
#*	RAPT Therapeutics, Inc.	4,400	127,820
*	Regeneron Pharmaceuticals, Inc.	77,001	58,402,948
*	REGENXBIO, Inc.	57,160	1,326,684
#*	Relay Therapeutics, Inc.	17,646	378,683
*	Reneo Pharmaceuticals, Inc.	3,307	8,962
#*	Repare Therapeutics, Inc.	3,182	39,330
#*	Repligen Corp.	36,574	6,777,162
*	Replimune Group, Inc.	3,300	91,905
	ResMed, Inc.	90,044	20,563,348
*	REVOLUTION Medicines, Inc.	8,272	221,193
#*	Rhythm Pharmaceuticals, Inc.	10,598	289,855
*	Rocket Pharmaceuticals, Inc.	25,622	556,766
	Royalty Pharma PLC, Class A	24,033	941,853
*	RVL Pharmaceuticals PLC	5,403	7,024
*	Sage Therapeutics, Inc.	28,444	1,261,207
#*	Sangamo Therapeutics, Inc.	324,611	1,132,892
*	Sarepta Therapeutics, Inc.	50,384	6,296,489
#*	Schrodinger, Inc.	26,350	637,143
#*	scPharmaceuticals, Inc.	17,778	109,868
#*	SCYNEXIS, Inc.	4,780	8,771
*	Seagen, Inc.	59,998	8,368,521
*	Seer, Inc.	1,833	8,340
#	Select Medical Holdings Corp.	272,990	7,935,819
#*	Selecta Biosciences, Inc.	29,724	52,612
*	Semler Scientific, Inc.	902	35,367
#*	Sensus Healthcare, Inc.	9,865	90,166
*	Shattuck Labs, Inc.	5,869	24,474
#*	Shockwave Medical, Inc.	12,780	2,401,745
#*	SI-BONE, Inc.	843	14,356
#	SIGA Technologies, Inc.	2,600	19,058
#*	Sight Sciences, Inc.	2,514	28,936
#	Simulations Plus, Inc.	8,299	341,421
*	Soleno Therapeutics, Inc.	6,313	18,371
*	Solid Biosciences, Inc.	3,417	25,901
#*	Sotera Health Co.	27,790	479,100
#*	SpringWorks Therapeutics, Inc.	24,232	760,885

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Spruce Biosciences, Inc.	5,417	$15,980
#*	STAAR Surgical Co.	39,979	2,820,518
	STERIS PLC	86,275	17,816,650
#*	Stoke Therapeutics, Inc.	14,578	145,197
	Stryker Corp.	134,011	34,013,332
*	Supernus Pharmaceuticals, Inc.	75,011	3,076,201
#*	Surgery Partners, Inc.	101,550	3,371,460
#*	Surmodics, Inc.	24,348	684,422
*	Sutro Biopharma, Inc.	324	2,346
*	Syndax Pharmaceuticals, Inc.	46,907	1,346,231
*	Syneos Health, Inc.	150,835	5,417,993
#*	Synlogic, Inc.	62,889	53,456
#*	Tactile Systems Technology, Inc.	24,077	312,279
#*	Taro Pharmaceutical Industries Ltd.	51,394	1,532,569
*	Tarsus Pharmaceuticals, Inc.	1,488	23,451
#*	Teladoc Health, Inc.	74,409	2,187,625
#	Teleflex, Inc.	34,639	8,431,825
*	Tenet Healthcare Corp.	164,161	9,004,231
*	Terns Pharmaceuticals, Inc.	2,761	25,042
	Thermo Fisher Scientific, Inc.	163,488	93,242,111
#*	TransMedics Group, Inc.	5,300	334,006
#*	Twist Bioscience Corp.	25,475	730,878
#	U.S. Physical Therapy, Inc.	19,777	1,960,890
*	UFP Technologies, Inc.	12,641	1,437,661
*	United Therapeutics Corp.	53,845	14,170,389
	UnitedHealth Group, Inc.	437,596	218,443,547
	Universal Health Services, Inc., Class B	131,742	19,525,482
	Utah Medical Products, Inc.	6,686	615,981
*	Vanda Pharmaceuticals, Inc.	89,127	684,495
#*	Varex Imaging Corp.	64,112	1,377,767
#*	Vaxcyte, Inc.	2,247	101,901
*	Veeva Systems, Inc., Class A	48,960	8,350,128
*	Veracyte, Inc.	37,615	945,265
#*	Veradigm, Inc.	263,469	4,718,730
*	Vericel Corp.	34,242	940,628
*	Vertex Pharmaceuticals, Inc.	114,903	37,125,159
	Viatris, Inc.	977,307	11,884,053
#*	ViewRay, Inc.	35,426	162,605
*	Viking Therapeutics, Inc.	8,285	72,577
*	Viracta Therapeutics, Inc.	1,562	3,249
*	Vor BioPharma, Inc.	2,186	11,520
*	Voyager Therapeutics, Inc.	9,996	94,362
*	Waters Corp.	51,456	16,907,413
	West Pharmaceutical Services, Inc.	51,177	13,592,611
*	XBiotech, Inc.	1,680	7,308
#*	Xencor, Inc.	94,163	3,099,846
*	Xenon Pharmaceuticals, Inc.	5,566	217,575
*	Xilio Therapeutics, Inc.	4,711	17,195
#*	XOMA Corp.	803	16,293
*	Y-mAbs Therapeutics, Inc.	1,312	5,891
#*	Zentalis Pharmaceuticals, Inc.	35,164	829,870
	Zimmer Biomet Holdings, Inc.	161,548	20,571,522
#*	Zimvie, Inc.	16,154	158,471
	Zoetis, Inc.	257,028	42,535,564
#††	Zogenix, Inc.	68,863	46,827
TOTAL HEALTH CARE			3,569,355,031
INDUSTRIALS — (12.2%)
#*	3D Systems Corp.	131,297	1,425,885

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	3M Co.	340,431	$39,176,799
	AAON, Inc.	81,819	6,244,426
*	AAR Corp.	88,516	4,553,263
	ABM Industries, Inc.	132,624	6,221,392
	ACCO Brands Corp.	308,933	1,961,725
	Acme United Corp.	3,771	88,996
	Acuity Brands, Inc.	59,931	11,298,192
#*	ACV Auctions, Inc., Class A	67,011	656,708
	Advanced Drainage Systems, Inc.	119,804	12,081,035
	AECOM	165,229	14,419,535
*	Aerojet Rocketdyne Holdings, Inc.	154,966	8,665,699
#*	AeroVironment, Inc.	39,958	3,555,063
*	AerSale Corp.	802	14,925
	AGCO Corp.	153,997	21,271,606
	Air Lease Corp.	292,878	13,170,724
#*	Air T, Inc.	3,463	85,190
*	Air Transport Services Group, Inc.	157,441	4,457,155
#	Alamo Group, Inc.	22,524	3,524,330
*	Alaska Air Group, Inc.	188,155	9,659,878
	Albany International Corp., Class A	55,813	6,259,428
#*	Allegiant Travel Co.	25,358	2,181,549
	Allegion PLC	88,656	10,421,513
	Allied Motion Technologies, Inc.	31,080	1,263,091
	Allison Transmission Holdings, Inc.	214,026	9,648,292
*	Alpha Pro Tech Ltd.	8,900	36,846
	Alta Equipment Group, Inc.	1,996	33,832
	Altra Industrial Motion Corp.	81,648	4,986,243
#*	Ameresco, Inc., Class A	50,423	3,250,771
*	American Airlines Group, Inc.	124,911	2,016,064
#*	American Superconductor Corp.	24,704	134,143
*	American Woodmark Corp.	30,055	1,721,851
	AMETEK, Inc.	203,975	29,560,057
#	AO Smith Corp.	200,432	13,569,246
*	API Group Corp.	7,133	158,638
	Apogee Enterprises, Inc.	47,324	2,216,656
	Applied Industrial Technologies, Inc.	54,332	7,780,886
#	ARC Document Solutions, Inc.	4,841	16,895
	ArcBest Corp.	41,022	3,423,286
	Arcosa, Inc.	99,103	5,873,835
#	Argan, Inc.	35,110	1,368,939
	Armstrong World Industries, Inc.	87,624	6,782,974
*	Art's-Way Manufacturing Co., Inc.	2,230	5,564
*	ASGN, Inc.	89,068	8,100,735
	Astec Industries, Inc.	45,295	1,999,321
*	Astronics Corp.	38,564	572,675
*	Astronics Corp., Class B	10,587	156,158
*	Atkore, Inc.	102,243	13,317,151
#*	Atlas Air Worldwide Holdings, Inc.	62,101	6,347,343
*	Avalon Holdings Corp., Class A	6,700	18,760
#*	Avis Budget Group, Inc.	67,704	13,543,508
#*	Axon Enterprise, Inc.	59,856	11,698,257
#*	AZEK Co., Inc.	67,640	1,632,153
#	AZZ, Inc.	49,847	2,117,501
#*	Babcock & Wilcox Enterprises, Inc.	6,856	45,524
#	Barnes Group, Inc.	94,127	4,166,061
	Barrett Business Services, Inc.	14,347	1,425,805
#*	Beacon Roofing Supply, Inc.	125,285	7,126,211
	BGSF, Inc.	22,090	319,863
#*	Blue Bird Corp.	9,063	131,414

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	8,238	$715,223
*	Boeing Co.	293,933	62,607,729
	Boise Cascade Co.	96,903	7,264,818
	Booz Allen Hamilton Holding Corp.	174,375	16,502,850
*	Bowman Consulting Group Ltd.	713	18,174
	Brady Corp., Class A	82,315	4,401,383
*	BrightView Holdings, Inc.	8,500	67,575
	Brink's Co.	62,803	4,119,877
#*	Broadwind, Inc.	37,600	203,040
*	Builders FirstSource, Inc.	341,227	27,195,792
	BWX Technologies, Inc.	127,681	7,770,666
#*	Byrna Technologies, Inc.	4,544	44,259
*	CACI International, Inc., Class A	45,785	14,105,901
	Carlisle Cos., Inc.	74,637	18,723,438
	Carrier Global Corp.	847,446	38,584,216
*	Casella Waste Systems, Inc., Class A	59,354	4,755,442
	Caterpillar, Inc.	338,671	85,443,307
*	CBIZ, Inc.	101,190	4,815,632
*	CECO Environmental Corp.	68,343	983,456
	CH Robinson Worldwide, Inc.	179,472	17,977,710
#*	Chart Industries, Inc.	60,860	8,154,023
	Chicago Rivet & Machine Co.	474	13,718
#*	Cimpress PLC	38,742	1,266,476
	Cintas Corp.	59,947	26,600,882
#*	CIRCOR International, Inc.	59,163	1,635,857
*	Civeo Corp.	8,328	285,234
#*	Clarivate PLC	33,422	371,653
*	Clean Harbors, Inc.	106,173	13,834,342
	Columbus McKinnon Corp.	64,669	2,324,851
	Comfort Systems USA, Inc.	74,989	9,076,669
#*	Commercial Vehicle Group, Inc.	60,558	507,476
	CompX International, Inc.	5,126	97,086
#*	Concrete Pumping Holdings, Inc.	21,068	171,494
#*	Construction Partners, Inc., Class A	67,152	1,899,730
#*	Copa Holdings SA, Class A	38,989	3,590,107
*	Copart, Inc.	354,206	23,593,662
#	Costamare, Inc.	265,002	2,689,770
*	CoStar Group, Inc.	177,750	13,846,725
	Covenant Logistics Group, Inc.	45,000	1,492,200
*	CPI Aerostructures, Inc.	14,667	58,668
	CRA International, Inc.	15,631	1,857,588
	Crane Holdings Co.	96,286	11,160,510
	CSW Industrials, Inc.	32,483	4,392,026
	CSX Corp.	1,442,600	44,605,192
	Cummins, Inc.	146,299	36,507,452
	Curtiss-Wright Corp.	74,598	12,368,348
*	Daseke, Inc.	9,684	67,594
	Deere & Co.	204,476	86,460,632
*	Delta Air Lines, Inc.	730,861	28,576,665
	Deluxe Corp.	86,097	1,721,079
#*	Distribution Solutions Group, Inc.	15,719	649,195
*	DLH Holdings Corp.	17,566	216,237
	Donaldson Co., Inc.	236,772	14,762,734
	Douglas Dynamics, Inc.	48,640	1,965,542
	Dover Corp.	148,675	22,573,325
*	Ducommun, Inc.	24,955	1,441,900
	Dun & Bradstreet Holdings, Inc.	46,585	682,470
#*	DXP Enterprises, Inc.	35,665	1,080,649
*	Dycom Industries, Inc.	74,706	7,124,711

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Eagle Bulk Shipping, Inc.	15,618	$894,599
#	Eastern Co.	10,629	230,649
	Eaton Corp. PLC	220,266	35,729,348
	EMCOR Group, Inc.	90,816	13,463,472
	Emerson Electric Co.	274,648	24,778,743
#	Encore Wire Corp.	46,521	7,509,885
#*	Energy Recovery, Inc.	2,624	58,069
	Enerpac Tool Group Corp.	81,526	2,163,700
	EnerSys	76,542	6,354,517
	Eneti, Inc.	14,946	158,278
	Ennis, Inc.	54,680	1,161,403
	EnPro Industries, Inc.	41,288	4,998,738
	Equifax, Inc.	83,240	18,495,928
	Esab Corp.	63,631	3,678,508
	ESCO Technologies, Inc.	42,104	4,144,718
*	Espey Mfg. & Electronics Corp.	1,489	23,869
#*	EVI Industries, Inc.	100	2,036
*	Evoqua Water Technologies Corp.	51,529	2,499,672
	Expeditors International of Washington, Inc.	189,090	20,450,083
	Exponent, Inc.	63,465	6,507,701
	Fastenal Co.	497,576	25,152,467
	Federal Signal Corp.	129,836	6,913,767
	FedEx Corp.	234,331	45,427,408
*	First Advantage Corp.	11,240	156,011
	Flowserve Corp.	137,160	4,721,047
#*	Fluor Corp.	92,128	3,385,704
*	Flux Power Holdings, Inc.	5,680	30,899
*	Forrester Research, Inc.	32,201	1,193,369
	Fortive Corp.	210,263	14,304,192
	Fortune Brands Innovations, Inc.	232,918	15,025,540
	Forward Air Corp.	46,562	5,021,712
*	Franklin Covey Co.	22,463	1,042,283
	Franklin Electric Co., Inc.	82,295	7,431,238
#*	FTI Consulting, Inc.	64,333	10,262,400
#*	FuelCell Energy, Inc.	177,356	649,123
#	GATX Corp.	70,939	8,118,969
#	Genco Shipping & Trading Ltd.	79,689	1,445,558
*	Gencor Industries, Inc.	20,887	222,238
*	Generac Holdings, Inc.	54,427	6,563,896
	General Dynamics Corp.	131,153	30,566,518
	General Electric Co.	385,532	31,027,615
#*	Gibraltar Industries, Inc.	53,145	2,846,978
	Global Industrial Co.	75,437	1,983,239
*	GMS, Inc.	79,138	4,694,466
	Gorman-Rupp Co.	57,516	1,652,435
	Graco, Inc.	241,365	16,490,057
#	GrafTech International Ltd.	208,869	1,366,003
*	Graham Corp.	38,135	369,910
#	Granite Construction, Inc.	65,049	2,769,786
*	Great Lakes Dredge & Dock Corp.	228,135	1,569,569
#	Greenbrier Cos., Inc.	62,030	1,917,968
	Griffon Corp.	122,556	5,010,089
*	GXO Logistics, Inc.	186,001	9,733,432
#	H&E Equipment Services, Inc.	94,834	4,826,102
#*	Harsco Corp.	210,684	1,672,831
#*	Hawaiian Holdings, Inc.	82,882	1,021,106
#*	Hayward Holdings, Inc.	30,000	404,700
	Healthcare Services Group, Inc.	111,809	1,506,067
	Heartland Express, Inc.	174,654	2,937,680

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HEICO Corp.	28,816	$4,926,095
	HEICO Corp., Class A	48,221	6,446,183
	Heidrick & Struggles International, Inc.	43,173	1,328,001
	Helios Technologies, Inc.	64,285	4,242,810
#	Herc Holdings, Inc.	72,161	11,208,047
#*	Heritage-Crystal Clean, Inc.	40,929	1,522,559
#*	Hertz Global Holdings, Inc.	283,526	5,109,139
#	Hexcel Corp.	142,430	10,052,709
	Hillenbrand, Inc.	159,607	7,479,184
#	HireQuest, Inc.	1,513	32,560
#	HNI Corp.	69,619	2,211,796
	Honeywell International, Inc.	366,579	76,424,390
	Howmet Aerospace, Inc.	302,882	12,324,269
*	Hub Group, Inc., Class A	71,789	6,121,448
	Hubbell, Inc.	88,179	20,185,055
#*	Hudson Global, Inc.	15,507	386,900
*	Hudson Technologies, Inc.	6,384	65,181
	Huntington Ingalls Industries, Inc.	68,352	15,074,350
	Hurco Cos., Inc.	16,016	451,651
#*	Huron Consulting Group, Inc.	60,255	4,099,750
	Hyster-Yale Materials Handling, Inc.	28,642	928,860
*	IAA, Inc.	174,769	7,293,110
	ICF International, Inc.	35,088	3,585,643
*	Ideal Power, Inc.	1,020	13,066
	IDEX Corp.	54,755	13,123,678
*	IES Holdings, Inc.	6,920	275,485
	Illinois Tool Works, Inc.	209,472	49,443,771
	Ingersoll Rand, Inc.	335,208	18,771,648
*	Innovative Solutions & Support, Inc.	12,502	104,017
	Insperity, Inc.	50,138	5,542,756
#	Insteel Industries, Inc.	46,239	1,386,708
	Interface, Inc.	123,357	1,403,803
*	iSun, Inc.	5,557	11,281
	ITT, Inc.	141,683	12,976,746
	Jacobs Solutions, Inc.	91,834	11,346,091
	JB Hunt Transport Services, Inc.	113,434	21,444,698
*	JELD-WEN Holding, Inc.	177,485	2,245,185
*	JetBlue Airways Corp.	489,957	3,919,656
	John Bean Technologies Corp.	59,434	6,640,561
	Johnson Controls International PLC	286,100	19,903,977
	Kadant, Inc.	23,674	4,824,051
	Kaman Corp.	50,031	1,261,782
#*	KAR Auction Services, Inc.	192,592	2,804,140
	Karat Packaging, Inc.	997	14,985
#	KBR, Inc.	267,728	13,715,705
#	Kelly Services, Inc., Class A	117,405	2,125,030
#	Kennametal, Inc.	149,050	4,247,925
	Kforce, Inc.	61,901	3,474,503
	Kimball International, Inc., Class B	69,256	512,494
*	Kirby Corp.	103,353	7,315,325
#	Knight-Swift Transportation Holdings, Inc.	278,609	16,465,792
	Korn Ferry	119,716	6,463,467
*	Kratos Defense & Security Solutions, Inc.	175,939	2,014,502
	L3Harris Technologies, Inc.	102,352	21,987,257
	Landstar System, Inc.	69,504	12,012,376
*	LB Foster Co., Class A	36,948	437,095
	Leidos Holdings, Inc.	147,262	14,555,376
	Lennox International, Inc.	38,309	9,984,092
*	Limbach Holdings, Inc.	23,954	308,288

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lincoln Electric Holdings, Inc.	106,623	$17,792,180
	Lindsay Corp.	18,041	2,825,581
	Lockheed Martin Corp.	186,232	86,273,836
*	LS Starrett Co., Class A	90,794	756,323
	LSI Industries, Inc.	72,180	991,031
	Luxfer Holdings PLC	2,239	37,055
*	Manitex International, Inc.	31,987	130,507
*	Manitowoc Co., Inc.	127,537	1,747,257
	ManpowerGroup, Inc.	94,695	8,253,616
	Marten Transport Ltd.	176,079	3,889,585
	Masco Corp.	170,498	9,070,494
#*	Masonite International Corp.	50,520	4,608,434
#*	MasTec, Inc.	151,521	14,883,908
*	Mastech Digital, Inc.	14,713	197,091
	Masterbrand, Inc.	232,918	2,142,846
*	Matrix Service Co.	83,821	676,435
#	Matson, Inc.	104,665	6,920,450
	Matthews International Corp., Class A	38,795	1,436,967
	Maxar Technologies, Inc.	147,691	7,631,194
*	Mayville Engineering Co., Inc.	4,400	70,400
	McGrath RentCorp	52,725	5,248,246
	MDU Resources Group, Inc.	343,412	10,614,865
*	Mercury Systems, Inc.	79,052	3,951,414
*	Mesa Air Group, Inc.	21,251	62,690
*	Middleby Corp.	87,826	13,652,552
	Miller Industries, Inc.	14,667	425,490
#	MillerKnoll, Inc.	137,262	3,277,817
*	Mistras Group, Inc.	54,077	286,608
#*	Montrose Environmental Group, Inc.	4,613	249,840
	Moog, Inc., Class A	60,150	5,733,498
*	MRC Global, Inc.	125,041	1,700,558
	MSA Safety, Inc.	50,384	6,871,874
#	MSC Industrial Direct Co., Inc., Class A	86,189	7,127,830
#	Mueller Industries, Inc.	123,214	8,076,678
	Mueller Water Products, Inc., Class A	288,030	3,643,579
*	MYR Group, Inc.	39,987	3,961,112
	National Presto Industries, Inc.	11,255	862,246
#	NL Industries, Inc.	260,217	1,837,132
#*	NN, Inc.	80,710	166,263
	Nordson Corp.	50,827	12,366,209
	Norfolk Southern Corp.	156,816	38,546,941
	Northrop Grumman Corp.	71,642	32,098,482
*	Northwest Pipe Co.	9,070	339,218
*	NOW, Inc.	189,721	2,663,683
*	NV5 Global, Inc.	22,888	3,050,742
	nVent Electric PLC	241,846	9,613,378
#	Old Dominion Freight Line, Inc.	102,475	34,148,769
#	Omega Flex, Inc.	6,888	732,194
*	Orion Energy Systems, Inc.	3,639	6,041
*	Orion Group Holdings, Inc.	85,460	245,270
	Oshkosh Corp.	114,146	11,503,634
	Otis Worldwide Corp.	270,834	22,270,680
	Owens Corning	190,278	18,390,369
	P&F Industries, Inc., Class A	504	2,802
	PACCAR, Inc.	349,145	38,165,040
*	PAM Transportation Services, Inc.	62,384	1,806,017
#	Pangaea Logistics Solutions Ltd.	45,179	274,237
#	Park Aerospace Corp.	58,312	811,120
	Parker-Hannifin Corp.	153,041	49,891,366

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	43,896	$581,622
*	Parsons Corp.	9,728	423,363
*	Patriot Transportation Holding, Inc.	3,354	26,564
	Pentair PLC	274,046	15,176,667
*	Performant Financial Corp.	16,216	52,540
#*	Perma-Fix Environmental Services, Inc.	9,203	38,192
*	Perma-Pipe International Holdings, Inc.	8,588	86,567
*	PGT Innovations, Inc.	113,912	2,471,890
*	Pineapple Energy, Inc.	5,421	11,980
	Pitney Bowes, Inc.	217,515	937,490
#*	Plug Power, Inc.	132,731	2,259,082
*	Polar Power, Inc.	4,786	8,232
	Powell Industries, Inc.	42,698	1,695,111
	Preformed Line Products Co.	9,850	870,050
	Primoris Services Corp.	107,379	2,856,281
#*	Proterra, Inc.	55,035	280,679
*	Proto Labs, Inc.	39,420	1,206,252
*	Quad/Graphics, Inc.	119,501	526,999
#	Quanex Building Products Corp.	72,949	1,888,650
	Quanta Services, Inc.	160,932	24,492,241
#*	Quest Resource Holding Corp.	1,406	9,701
*	Radiant Logistics, Inc.	103,930	583,047
	Raytheon Technologies Corp.	782,005	78,083,199
#*	RBC Bearings, Inc.	29,592	7,219,560
#*	RCM Technologies, Inc.	13,755	183,629
#*	Red Violet, Inc.	3,537	84,092
	Regal Rexnord Corp.	120,784	16,813,133
	Republic Services, Inc.	171,015	21,346,092
*	Resideo Technologies, Inc.	85,646	1,646,973
#	Resources Connection, Inc.	62,602	1,081,137
#	REV Group, Inc.	103,388	1,324,400
	Robert Half International, Inc.	202,264	16,982,085
	Rockwell Automation, Inc.	100,772	28,420,727
	Rollins, Inc.	311,938	11,354,543
	Rush Enterprises, Inc., Class A	103,642	5,576,976
#	Rush Enterprises, Inc., Class B	11,071	644,000
#*	RXO, Inc.	217,562	3,985,736
	Ryder System, Inc.	136,567	12,893,290
*	Safe & Green Holdings Corp.	3,179	4,991
#*	Saia, Inc.	55,413	15,115,558
	Schneider National, Inc., Class B	162,889	4,316,558
	Science Applications International Corp.	113,078	11,735,235
	Sensata Technologies Holding PLC	242,008	12,306,107
*	Servotronics, Inc.	389	4,371
*	Shoals Technologies Group, Inc., Class A	5,680	158,415
	Shyft Group, Inc.	69,362	2,309,061
*	SIFCO Industries, Inc.	3,251	11,313
	Simpson Manufacturing Co., Inc.	77,914	8,345,369
#*	SiteOne Landscape Supply, Inc.	61,370	9,298,169
#*	SkyWest, Inc.	88,959	1,846,789
	Snap-on, Inc.	69,829	17,368,567
	Southwest Airlines Co.	430,236	15,389,542
*	SP Plus Corp.	50,772	1,914,612
#	Spirit Airlines, Inc.	155,695	3,088,989
*	SPX Technologies, Inc.	80,175	6,013,927
	Standex International Corp.	25,188	2,910,977
	Stanley Black & Decker, Inc.	144,791	12,931,284
#	Steelcase, Inc., Class A	208,297	1,624,717
*	Stericycle, Inc.	131,206	7,060,195

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Sterling Check Corp.	13,081	$182,480
*	Sterling Infrastructure, Inc.	62,906	2,289,149
#*	Sunrun, Inc.	264,505	6,951,191
*	Taylor Devices, Inc.	100	1,628
	Tecnoglass, Inc.	16,317	558,694
	Tennant Co.	38,252	2,682,613
	Terex Corp.	124,301	6,335,622
	Tetra Tech, Inc.	78,447	12,200,077
#	Textainer Group Holdings Ltd.	114,026	3,865,481
	Textron, Inc.	189,605	13,812,724
*	Thermon Group Holdings, Inc.	63,420	1,466,270
	Timken Co.	149,714	12,328,948
#*	Titan International, Inc.	216,752	3,617,591
*	Titan Machinery, Inc.	49,817	2,188,959
	Toro Co.	146,945	16,387,306
#*	TPI Composites, Inc.	54,294	708,537
	Trane Technologies PLC	159,337	28,540,443
#*	Transcat, Inc.	14,702	1,227,911
	TransDigm Group, Inc.	38,163	27,391,493
	TransUnion	149,425	10,721,244
*	Trex Co., Inc.	141,580	7,464,098
*	TriNet Group, Inc.	123,118	9,289,253
#	Trinity Industries, Inc.	228,697	6,579,613
	Triton International Ltd.	159,067	11,236,493
*	Triumph Group, Inc.	5,087	57,941
*	TrueBlue, Inc.	77,453	1,520,402
*	Tutor Perini Corp.	148,995	1,366,284
*	Twin Disc, Inc.	24,297	245,400
*	U.S. Xpress Enterprises, Inc., Class A	34,593	56,041
*	Uber Technologies, Inc.	215,455	6,664,023
#	UFP Industries, Inc.	110,846	10,369,643
#	U-Haul Holding Co.	29,613	1,984,959
	U-Haul Holding Co.	300,336	18,557,761
*	Ultralife Corp.	50,332	203,341
	UniFirst Corp.	26,576	5,273,741
	Union Pacific Corp.	458,821	93,686,660
*	United Airlines Holdings, Inc.	231,152	11,317,202
	United Parcel Service, Inc., Class B	521,453	96,588,739
*	United Rentals, Inc.	133,757	58,980,149
*	Univar Solutions, Inc.	262,523	9,051,793
	Universal Logistics Holdings, Inc.	63,922	2,296,078
#*	Urban-Gro, Inc.	4,437	16,861
*	V2X, Inc.	21,780	961,805
	Valmont Industries, Inc.	37,586	12,393,232
	Verisk Analytics, Inc.	134,242	24,403,853
	Veritiv Corp.	49,822	6,229,743
*	Viad Corp.	30,538	902,398
#*	Vicor Corp.	27,067	1,879,262
*	Virco Mfg. Corp.	14,468	70,893
*	VirTra, Inc.	2,827	13,457
	VSE Corp.	23,879	1,310,957
#	Wabash National Corp.	118,253	3,046,197
	Waste Management, Inc.	314,321	48,634,888
#	Watsco, Inc.	47,367	13,611,855
#	Watsco, Inc., Class B	2,268	650,995
	Watts Water Technologies, Inc., Class A	47,397	7,750,357
	Werner Enterprises, Inc.	154,083	7,237,279
*	WESCO International, Inc.	100,857	15,028,702
	Westinghouse Air Brake Technologies Corp.	165,917	17,223,844

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Wilhelmina International, Inc.	584	$2,575
#*	Willdan Group, Inc.	25,061	477,161
#*	Willis Lease Finance Corp.	4,420	256,316
*	WillScot Mobile Mini Holdings Corp.	418,008	20,256,668
	Woodward, Inc.	100,229	10,249,418
	WW Grainger, Inc.	50,698	29,885,457
*	XPO, Inc.	217,562	8,672,021
	Xylem, Inc.	129,051	13,422,595
#*	Yellow Corp.	20,558	68,047
	Zurn Elkay Water Solutions Corp.	218,032	4,766,180
TOTAL INDUSTRIALS			3,661,861,998
INFORMATION TECHNOLOGY — (21.0%)
	A10 Networks, Inc.	14,600	226,008
	Accenture PLC, Class A	397,785	111,001,904
*	ACI Worldwide, Inc.	198,394	5,541,144
*	ADDvantage Technologies Group, Inc.	3,642	5,281
	Adeia, Inc.	214,925	2,353,429
*	Adobe, Inc.	257,391	95,322,183
#	ADTRAN Holdings, Inc.	139,172	2,626,176
	Advanced Energy Industries, Inc.	60,751	5,634,048
*	Advanced Micro Devices, Inc.	692,606	52,049,341
*	Agilysys, Inc.	32,445	2,711,104
#*	Airgain, Inc.	10,681	85,448
*	Akamai Technologies, Inc.	148,639	13,221,439
*	Alarm.com Holdings, Inc.	55,635	2,982,036
*	Alithya Group, Inc., Class A	19,215	33,626
*	Alpha & Omega Semiconductor Ltd.	72,667	2,395,104
#*	Altair Engineering, Inc., Class A	13,164	699,008
*	Ambarella, Inc.	42,585	3,825,836
	Amdocs Ltd.	148,537	13,655,006
	American Software, Inc., Class A	48,020	730,384
	Amkor Technology, Inc.	540,454	15,813,684
	Amphenol Corp., Class A	356,605	28,446,381
*	AmpliTech Group, Inc.	5,076	11,421
*	Amtech Systems, Inc.	28,269	306,153
	Analog Devices, Inc.	219,172	37,581,423
*	ANSYS, Inc.	49,330	13,139,539
*	Appfolio, Inc., Class A	12,668	1,422,996
	Apple, Inc.	9,690,214	1,398,200,978
	Applied Materials, Inc.	568,804	63,415,958
*	Arista Networks, Inc.	136,838	17,244,325
*	Arlo Technologies, Inc.	103,915	389,681
*	Arrow Electronics, Inc.	129,129	15,171,366
#*	Aspen Technology, Inc.	34,831	6,922,661
*	AstroNova, Inc.	10,455	138,529
*	Asure Software, Inc.	18,562	197,314
*	Atlassian Corp., Class A	25,965	4,196,463
*	AudioEye, Inc.	2,210	12,266
*	Autodesk, Inc.	118,624	25,523,140
	Automatic Data Processing, Inc.	309,402	69,866,066
	Autoscope Technologies Corp.	881	3,645
*	Aviat Networks, Inc.	44,312	1,433,493
#*	Avid Technology, Inc.	61,557	1,865,793
	Avnet, Inc.	173,801	7,973,990
#*	Aware, Inc.	26,185	46,871
*	Axcelis Technologies, Inc.	62,487	6,870,446
*	AXT, Inc.	124,851	735,372
#	Badger Meter, Inc.	49,152	5,696,717

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc., Class A	1,700	$68,595
	Bel Fuse, Inc., Class B	19,194	757,011
	Belden, Inc.	82,011	6,650,272
	Benchmark Electronics, Inc.	68,774	1,924,984
	Bentley Systems, Inc., Class B	56,465	2,204,958
*	Bill.Com Holdings, Inc.	20,804	2,405,358
	BK Technologies Corp.	6,762	25,898
*	Black Knight, Inc.	116,435	7,054,797
*	Blackbaud, Inc.	60,698	3,776,023
*	Block, Inc.	63,840	5,217,005
#*	BM Technologies, Inc.	9,173	41,462
*	Box, Inc., Class A	149,460	4,781,225
*	Brightcove, Inc.	5,600	35,504
	Broadcom, Inc.	314,651	184,073,982
	Broadridge Financial Solutions, Inc.	119,913	18,030,119
*	Cadence Design Systems, Inc.	129,299	23,639,736
*	CalAmp Corp.	44,377	205,466
*	Calix, Inc.	101,248	5,329,695
*	Cambium Networks Corp.	18,700	400,741
*	Cantaloupe, Inc.	11,909	60,617
#	Cass Information Systems, Inc.	25,031	1,215,505
	CDW Corp.	121,804	23,877,238
*	Cerence, Inc.	57,043	1,398,694
#*	Ceridian HCM Holding, Inc.	57,326	4,143,523
*	CEVA, Inc.	30,076	996,117
*	Ciena Corp.	268,852	13,985,681
#*	Cirrus Logic, Inc.	91,803	8,298,073
	Cisco Systems, Inc.	2,518,417	122,571,355
#*	Clearfield, Inc.	21,492	1,535,818
	Climb Global Solutions, Inc.	4,700	178,036
*	Cloudflare, Inc., Class A	42,253	2,235,606
*	Coda Octopus Group, Inc.	10,231	73,868
	Cognex Corp.	119,150	6,522,271
	Cognizant Technology Solutions Corp., Class A	360,809	24,084,001
#*	Cognyte Software Ltd.	66,449	251,842
#*	Coherent Corp.	48,862	2,120,611
*	Cohu, Inc.	80,407	2,901,085
#*	CommScope Holding Co., Inc.	185,440	1,557,696
*	CommVault Systems, Inc.	30,682	1,909,341
*	Computer Task Group, Inc.	36,691	262,341
	Comtech Telecommunications Corp.	99,127	1,572,154
	Concentrix Corp.	101,285	14,363,226
*	Conduent, Inc.	389,902	1,859,833
*	Confluent, Inc., Class A	13,798	318,734
*	Consensus Cloud Solutions, Inc.	33,567	1,972,733
#*	CoreCard Corp.	605	20,255
	Corning, Inc.	623,539	21,580,685
#*	CPI Card Group, Inc.	1,323	48,461
#*	CPS Technologies Corp.	2,406	7,122
*	Crowdstrike Holdings, Inc., Class A	30,883	3,270,510
	CSG Systems International, Inc.	71,418	4,261,512
	CSP, Inc.	1,909	20,713
	CTS Corp.	62,834	2,796,741
*	CVD Equipment Corp.	2,900	35,351
*	Daktronics, Inc.	149,741	624,420
*	Data I/O Corp.	13,075	55,046
*	Datadog, Inc., Class A	75,759	5,667,531
	Dell Technologies, Inc., Class C	155,755	6,326,768
#*	Digi International, Inc.	55,022	1,870,198

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DigitalOcean Holdings, Inc.	8,285	$243,165
#*	Diodes, Inc.	95,808	8,545,116
*	DocuSign, Inc.	31,545	1,912,889
	Dolby Laboratories, Inc., Class A	97,283	7,739,835
*	Dropbox, Inc., Class A	169,039	3,926,776
#*	Duck Creek Technologies, Inc.	13,002	246,128
*	DXC Technology Co.	346,462	9,953,853
*	Dynatrace, Inc.	138,129	5,308,297
*	DZS, Inc.	39,128	496,926
#	Ebix, Inc.	54,747	1,043,478
#*	Edgio, Inc.	158,554	248,930
*	eGain Corp.	35,687	346,878
#*	Electro-Sensors, Inc.	2,348	10,143
#*	EMCORE Corp.	47,148	58,464
*	Enphase Energy, Inc.	63,767	14,116,738
#	Entegris, Inc.	120,587	9,732,577
#*	Envestnet, Inc.	47,975	3,118,375
*	EPAM Systems, Inc.	28,288	9,410,003
*	ePlus, Inc.	62,070	3,089,845
#*	Euronet Worldwide, Inc.	71,012	8,001,632
*	Everspin Technologies, Inc.	2,982	20,576
	EVERTEC, Inc.	112,423	4,152,906
*	Evo Payments, Inc., Class A	45,014	1,524,624
*	ExlService Holdings, Inc.	51,770	8,831,962
*	Extreme Networks, Inc.	60,024	1,082,233
*	F5, Inc.	69,270	10,228,408
*	Fabrinet	62,413	8,217,296
*	Fair Isaac Corp.	26,236	17,471,864
#*	FARO Technologies, Inc.	35,605	978,425
#*	Fastly, Inc., Class A	140,076	1,449,787
	Fidelity National Information Services, Inc.	302,460	22,696,598
#*	First Solar, Inc.	156,531	27,799,906
*	Fiserv, Inc.	253,288	27,020,764
*	FleetCor Technologies, Inc.	89,206	18,627,105
*	Flex Ltd.	985,371	23,008,413
*	Flywire Corp.	8,397	226,467
*	FormFactor, Inc.	125,085	3,519,892
*	Fortinet, Inc.	409,667	21,441,971
*	Franklin Wireless Corp.	400	2,032
	Frequency Electronics, Inc.	25,787	154,722
*	Gartner, Inc.	73,940	25,002,072
	Gen Digital, Inc.	415,838	9,568,432
#*	Genasys, Inc.	28,220	101,592
#	Genpact Ltd.	313,805	14,836,700
	Global Payments, Inc.	149,441	16,844,990
*	Globant SA	42,446	6,883,892
*	GoDaddy, Inc., Class A	107,562	8,834,067
*	Grid Dynamics Holdings, Inc.	31,986	400,465
#*	GSI Technology, Inc.	38,386	78,307
*	Guidewire Software, Inc.	54,204	3,969,901
	Hackett Group, Inc.	60,823	1,344,188
#*	Harmonic, Inc.	189,187	2,491,593
	Hewlett Packard Enterprise Co.	1,228,466	19,815,157
	HP, Inc.	784,967	22,873,938
*	HubSpot, Inc.	12,544	4,352,893
#*	I3 Verticals, Inc., Class A	1,200	34,704
*	IBEX Holdings Ltd.	825	22,019
#*	Ichor Holdings Ltd.	38,178	1,290,416
*	Identiv, Inc.	15,673	136,669

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Immersion Corp.	51,298	$375,501
#*	Infinera Corp.	152,041	1,112,940
#	Information Services Group, Inc.	73,262	383,893
*	Innodata, Inc.	35,954	158,198
#*	Insight Enterprises, Inc.	75,946	8,560,633
	Intel Corp.	2,571,581	72,672,879
#	InterDigital, Inc.	46,307	3,239,175
	International Business Machines Corp.	561,325	75,627,317
*	International Money Express, Inc.	14,436	328,563
*	inTEST Corp.	11,556	150,228
*	Intevac, Inc.	37,250	255,535
	Intuit, Inc.	100,847	42,625,001
*	IPG Photonics Corp.	69,066	7,742,299
*	Issuer Direct Corp.	1,400	38,794
#*	Iteris, Inc.	49,178	181,959
*	Itron, Inc.	78,163	4,492,028
	Jabil, Inc.	399,040	31,376,515
	Jack Henry & Associates, Inc.	72,297	13,019,967
#*	Jamf Holding Corp.	2,750	54,642
*	JFrog Ltd.	2,325	59,776
	Juniper Networks, Inc.	345,665	11,164,979
*	Key Tronic Corp.	11,279	52,335
*	Keysight Technologies, Inc.	161,706	29,001,971
#*	Kimball Electronics, Inc.	24,551	626,542
	KLA Corp.	101,924	40,003,132
*	Knowles Corp.	325,731	6,263,807
#	Kulicke & Soffa Industries, Inc.	134,547	6,875,352
*	KVH Industries, Inc.	31,726	325,191
*	Kyndryl Holdings, Inc.	202,920	2,717,099
	Lam Research Corp.	123,729	61,876,873
#*	Lantronix, Inc.	13,349	67,412
#*	Lattice Semiconductor Corp.	121,248	9,189,386
*	LGL Group, Inc.	1,687	7,608
	Littelfuse, Inc.	39,397	10,112,816
*	LiveRamp Holdings, Inc.	104,885	2,806,723
#*	Lumentum Holdings, Inc.	83,057	4,998,370
#*	Luna Innovations, Inc.	49,988	441,894
*	MACOM Technology Solutions Holdings, Inc.	96,470	6,465,419
*	Magnachip Semiconductor Corp.	35,188	372,993
*	Manhattan Associates, Inc.	66,633	8,686,278
	Marvell Technology, Inc.	339,309	14,641,183
	Mastercard, Inc., Class A	579,715	214,842,379
	Maximus, Inc.	117,123	8,766,657
*	MaxLinear, Inc.	112,542	4,636,730
#	Methode Electronics, Inc.	73,464	3,507,171
	Microchip Technology, Inc.	404,022	31,360,188
	Micron Technology, Inc.	884,719	53,348,556
	Microsoft Corp.	4,150,122	1,028,441,733
#*	Mitek Systems, Inc.	53,036	522,935
#	MKS Instruments, Inc.	88,299	9,034,754
#*	Model N, Inc.	2,462	97,643
#*	MoneyGram International, Inc.	161,600	1,740,432
#*	MongoDB, Inc.	19,934	4,270,062
	Monolithic Power Systems, Inc.	22,800	9,725,568
	Motorola Solutions, Inc.	98,334	25,272,821
#*	M-Tron Industries, Inc.	843	8,519
#*	N-able, Inc.	15,567	159,873
#*	Napco Security Technologies, Inc.	57,520	1,666,354
	National Instruments Corp.	168,151	9,080,154

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NCR Corp.	300,074	$8,228,029
#*	Neonode, Inc.	2,126	17,582
	NetApp, Inc.	197,406	13,074,199
#*	NETGEAR, Inc.	61,594	1,230,032
*	NetScout Systems, Inc.	145,109	4,657,999
#*	NetSol Technologies, Inc.	15,653	47,585
	Network-1 Technologies, Inc.	28,392	63,314
*	nLight, Inc.	31,723	393,365
*	Nortech Systems, Inc.	1,100	14,784
#*	Novanta, Inc.	46,196	7,459,268
*	Nutanix, Inc., Class A	66,617	1,856,616
#	NVE Corp.	5,648	411,570
	NVIDIA Corp.	775,225	151,455,708
	NXP Semiconductors NV	111,198	20,494,903
*	Okta, Inc.	36,811	2,709,658
#*	Olo, Inc., Class A	43,833	351,541
*	ON Semiconductor Corp.	448,097	32,912,725
*	ON24, Inc.	8,779	81,469
*	One Stop Systems, Inc.	700	2,457
*	OneSpan, Inc.	112,551	1,554,329
*	Onto Innovation, Inc.	87,794	6,904,998
*	Optical Cable Corp.	3,696	15,061
	Oracle Corp.	840,214	74,325,330
*	OSI Systems, Inc.	36,800	3,485,328
#*	Palantir Technologies, Inc., Class A	411,294	3,199,867
#*	Palo Alto Networks, Inc.	52,881	8,389,042
#*	PAR Technology Corp.	3,926	133,445
*	Paya Holdings, Inc.	55,654	540,957
	Paychex, Inc.	208,098	24,110,234
*	Paycom Software, Inc.	36,043	11,675,769
*	Paylocity Holding Corp.	35,010	7,292,233
*	PayPal Holdings, Inc.	414,542	33,781,028
#*	Paysafe Ltd.	49,578	1,043,121
	PC Connection, Inc.	56,955	2,792,504
	PCTEL, Inc.	205,594	951,900
*	PDF Solutions, Inc.	64,721	2,056,833
*	Perficient, Inc.	57,716	4,279,064
#	PFSweb, Inc.	35,131	233,972
*	Photronics, Inc.	363,549	6,587,508
#*	Pixelworks, Inc.	42,541	90,612
*	Plexus Corp.	51,721	4,964,699
#	Power Integrations, Inc.	91,633	7,888,685
#*	Powerfleet, Inc.	7,191	20,566
#*	PowerSchool Holdings, Inc., Class A	10,360	233,307
#*	Procore Technologies, Inc.	406	22,716
#	Progress Software Corp.	96,220	5,103,509
*	PTC, Inc.	83,954	11,323,716
#*	Pure Storage, Inc., Class A	224,117	6,485,946
*	Qorvo, Inc.	150,088	16,308,562
	QUALCOMM, Inc.	829,776	110,534,461
#*	Qualtrics International, Inc., Class A	18,434	290,704
*	Qualys, Inc.	50,301	5,802,723
#*	QuickLogic Corp.	2,500	15,150
*	Rambus, Inc.	211,363	8,553,861
*	Remitly Global, Inc.	7,062	85,168
#*	Repay Holdings Corp.	12,408	120,854
*	RF Industries Ltd.	9,040	47,550
#*	Ribbon Communications, Inc.	234,020	821,410
	Richardson Electronics Ltd.	16,123	360,349

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Rimini Street, Inc.	3,067	$13,802
#*	Rogers Corp.	29,975	4,184,210
	Roper Technologies, Inc.	41,731	17,808,704
*	Salesforce, Inc.	267,063	44,858,572
*	Sanmina Corp.	143,556	8,746,867
	Sapiens International Corp. NV	13,138	297,707
*	ScanSource, Inc.	48,295	1,590,354
#	Seagate Technology Holdings PLC	213,303	14,457,677
#*	SecureWorks Corp., Class A	2,083	16,706
*	Semtech Corp.	71,175	2,350,910
*	ServiceNow, Inc.	36,022	16,394,693
*	ShotSpotter, Inc.	1,436	55,358
*	SigmaTron International, Inc.	3,900	14,742
#*	Silicon Laboratories, Inc.	48,623	7,629,435
	Skyworks Solutions, Inc.	179,788	19,717,350
#*	SMART Global Holdings, Inc.	102,226	1,757,265
*	Snowflake, Inc., Class A	35,519	5,556,592
*	Socket Mobile, Inc.	2,194	5,244
*	SolarEdge Technologies, Inc.	24,862	7,934,210
*	SolarWinds Corp.	192,667	1,957,497
#*	Sono-Tek Corp.	1,447	8,682
*	Splunk, Inc.	46,663	4,468,916
*	SPS Commerce, Inc.	34,252	4,661,012
*	Squarespace, Inc., Class A	11,148	264,431
	SS&C Technologies Holdings, Inc.	227,027	13,701,079
*	Stratasys Ltd.	210,411	3,015,190
*	Sumo Logic, Inc.	15,068	178,254
*	Super Micro Computer, Inc.	44,856	3,244,434
*	Synaptics, Inc.	56,263	7,034,563
*	Synopsys, Inc.	55,277	19,554,239
	Taitron Components, Inc., Class A	500	1,960
#*	TaskUS, Inc., Class A	2,592	48,341
	TD SYNNEX Corp.	106,389	10,867,636
	TE Connectivity Ltd.	181,858	23,123,245
*	Teledyne Technologies, Inc.	34,169	14,496,540
*	Telos Corp.	6,055	29,367
*	Teradata Corp.	123,982	4,324,492
#	Teradyne, Inc.	153,117	15,571,999
*	TESSCO Technologies, Inc.	14,267	69,195
	Texas Instruments, Inc.	750,861	133,060,078
#*	Toast, Inc., Class A	58,407	1,303,060
#*	TransAct Technologies, Inc.	8,492	64,030
*	Trimble, Inc.	199,370	11,575,422
#*	Trio-Tech International	1,525	7,854
*	TSR, Inc.	210	1,760
	TTEC Holdings, Inc.	96,834	4,923,041
*	TTM Technologies, Inc.	208,790	3,282,179
#*	Turtle Beach Corp.	44,659	424,260
*	Twilio, Inc., Class A	50,024	2,993,436
*	Tyler Technologies, Inc.	22,321	7,204,549
*	Ultra Clean Holdings, Inc.	80,531	2,709,868
*	Unisys Corp.	109,707	593,515
	Universal Display Corp.	48,479	6,424,922
*	Upland Software, Inc.	16,499	144,036
#*	Usio, Inc.	5,175	10,091
#*	Veeco Instruments, Inc.	87,358	1,734,930
*	VerifyMe, Inc.	3,897	7,132
*	Verint Systems, Inc.	97,926	3,718,250
*	VeriSign, Inc.	77,009	16,791,812

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Verra Mobility Corp.	109,151	$1,684,200
*	Vertex, Inc., Class A	6,367	85,954
#*	Viant Technology, Inc., Class A	2,954	13,411
#*	Viasat, Inc.	88,535	3,050,031
*	Viavi Solutions, Inc.	378,130	4,272,869
#	Visa, Inc., Class A	913,551	210,308,576
	Vishay Intertechnology, Inc.	247,054	5,655,066
*	Vishay Precision Group, Inc.	25,485	1,100,442
*	VMware, Inc., Class A	76,529	9,372,507
	Vontier Corp.	221,777	5,107,524
*	Western Digital Corp.	273,423	12,016,941
#	Western Union Co.	339,451	4,810,021
*	WEX, Inc.	49,920	9,233,702
*	WidePoint Corp.	4,900	10,584
*	Wireless Telecom Group, Inc.	37,817	72,987
#*	Wolfspeed, Inc.	131,980	10,163,780
*	Workday, Inc., Class A	43,583	7,907,264
	Xerox Holdings Corp.	352,253	5,769,904
#*	Xperi, Inc.	85,970	889,789
*	Yext, Inc.	14,501	100,782
*	Zebra Technologies Corp., Class A	39,399	12,457,176
*	Zoom Video Communications, Inc., Class A	42,034	3,152,550
*	Zscaler, Inc.	33,761	4,191,766
TOTAL INFORMATION TECHNOLOGY			6,308,026,444
MATERIALS — (4.7%)
#*	Advanced Emissions Solutions, Inc.	65,637	203,475
	AdvanSix, Inc.	53,013	2,292,282
#*	AgroFresh Solutions, Inc.	5,000	15,000
	Air Products & Chemicals, Inc.	117,652	37,708,643
	Albemarle Corp.	71,400	20,095,530
	Alcoa Corp.	332,293	17,358,986
	Alpha Metallurgical Resources, Inc.	16,072	2,586,467
	Amcor PLC	1,256,699	15,155,790
*	American Biltrite, Inc.	17	2,550
	American Vanguard Corp.	52,596	1,188,144
#*	Ampco-Pittsburgh Corp.	199,817	655,400
	AptarGroup, Inc.	104,911	12,131,908
#*	Arconic Corp.	125,586	2,952,527
	Ardagh Metal Packaging SA	51,678	290,430
*	Ascent Industries Co.	19,475	221,236
	Ashland, Inc.	95,682	10,455,172
#*	Aspen Aerogels, Inc.	27,920	293,160
#*	ATI, Inc.	185,772	6,760,243
	Avery Dennison Corp.	90,810	17,203,046
	Avient Corp.	150,801	6,110,457
*	Axalta Coating Systems Ltd.	439,770	13,237,077
	Balchem Corp.	49,896	6,517,914
#	Ball Corp.	304,752	17,748,756
	Berry Global Group, Inc.	303,278	18,721,351
	Cabot Corp.	123,272	9,286,080
	Caledonia Mining Corp. PLC	1,100	15,136
	Carpenter Technology Corp.	87,213	4,211,516
	Celanese Corp.	122,887	15,139,678
*	Century Aluminum Co.	129,217	1,452,399
	CF Industries Holdings, Inc.	305,398	25,867,211
	Chase Corp.	19,162	1,808,510
	Chemours Co.	298,747	10,871,403
*	Clearwater Paper Corp.	266,641	10,295,009

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Cleveland-Cliffs, Inc.	1,037,892	$22,158,994
#*	Coeur Mining, Inc.	372,862	1,450,433
	Commercial Metals Co.	265,048	14,384,155
	Compass Minerals International, Inc.	68,825	3,211,374
*	Core Molding Technologies, Inc.	12,521	195,328
	Corteva, Inc.	477,192	30,755,024
	Crown Holdings, Inc.	188,037	16,577,342
*	Dakota Gold Corp.	7,159	25,128
	Dow, Inc.	845,628	50,188,022
	DuPont de Nemours, Inc.	199,677	14,766,114
	Eagle Materials, Inc.	68,709	10,037,011
	Eastman Chemical Co.	146,610	12,926,604
	Ecolab, Inc.	113,210	17,528,304
*	Ecovyst, Inc.	6,030	63,255
	Element Solutions, Inc.	437,424	8,958,444
#*	Ferroglobe PLC	151,743	720,779
*	Flexible Solutions International, Inc.	4,491	14,326
#*	Flotek Industries, Inc.	654,728	792,221
	FMC Corp.	114,822	15,286,253
	Fortitude Gold Corp.	38,385	245,664
	Freeport-McMoRan, Inc.	1,066,679	47,595,217
	Friedman Industries, Inc.	7,421	83,189
#	FutureFuel Corp.	149,608	1,386,866
	Glatfelter Corp.	113,928	499,005
#	Gold Resource Corp.	134,351	232,427
	Graphic Packaging Holding Co.	694,617	16,733,324
	Greif, Inc., Class A	69,652	4,975,242
#	Greif, Inc., Class B	23,807	1,961,697
	Hawkins, Inc.	47,316	1,845,324
#	Haynes International, Inc.	27,644	1,539,494
	HB Fuller Co.	102,295	7,068,584
#	Hecla Mining Co.	1,065,069	6,571,476
#	Huntsman Corp.	416,582	13,201,484
*	Ingevity Corp.	54,126	4,462,147
	Innospec, Inc.	44,386	5,016,506
	International Flavors & Fragrances, Inc.	208,234	23,417,996
	International Paper Co.	380,437	15,909,875
#*	Intrepid Potash, Inc.	23,470	768,173
#	Kaiser Aluminum Corp.	20,375	1,783,220
	Koppers Holdings, Inc.	37,444	1,295,937
#	Kronos Worldwide, Inc.	94,582	1,101,880
	Linde PLC	225,284	74,555,487
#*	Livent Corp.	248,043	6,429,275
#	Louisiana-Pacific Corp.	172,921	11,774,191
*	LSB Industries, Inc.	232,203	2,951,300
	LyondellBasell Industries NV, Class A	482,619	46,664,431
	Martin Marietta Materials, Inc.	55,426	19,933,407
#	Materion Corp.	44,374	4,004,753
#	Mativ Holdings, Inc.	120,579	3,323,157
#	Mercer International, Inc.	163,115	2,076,454
	Minerals Technologies, Inc.	66,740	4,635,093
	Mosaic Co.	478,946	23,726,985
#*	MP Materials Corp.	58,778	1,910,873
	Myers Industries, Inc.	77,547	1,867,332
	NewMarket Corp.	19,207	6,617,004
	Newmont Corp.	592,176	31,343,876
#	Nexa Resources SA	7,300	52,998
	Northern Technologies International Corp.	11,400	148,770
	Nucor Corp.	457,459	77,319,720

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	O-I Glass, Inc.	349,557	$6,728,972
	Olin Corp.	359,920	23,247,233
#	Olympic Steel, Inc.	42,024	1,859,142
#	Orion Engineered Carbons SA	4,171	87,674
	Packaging Corp. of America	150,152	21,426,690
	PPG Industries, Inc.	199,785	26,039,977
#	Quaker Chemical Corp.	6,145	1,209,766
	Ramaco Resources, Inc.	2,300	23,989
*	Ranpak Holdings Corp.	3,199	24,504
#*	Rayonier Advanced Materials, Inc.	223,975	1,552,147
	Reliance Steel & Aluminum Co.	118,332	26,914,613
#*	Resolute Forest Products, Inc.	163,412	3,547,675
	Royal Gold, Inc.	91,793	11,660,465
	RPM International, Inc.	154,445	13,886,150
	Ryerson Holding Corp.	91,981	3,510,915
	Schnitzer Steel Industries, Inc., Class A	57,115	1,932,772
#	Scotts Miracle-Gro Co.	78,272	5,650,456
	Sealed Air Corp.	161,535	8,845,657
	Sensient Technologies Corp.	66,018	4,996,902
	Sherwin-Williams Co.	164,408	38,897,289
	Silgan Holdings, Inc.	283,667	15,286,815
	Sonoco Products Co.	194,662	11,895,795
#	Southern Copper Corp.	58,239	4,380,155
	Steel Dynamics, Inc.	489,571	59,061,845
	Stepan Co.	37,766	4,148,217
*	Summit Materials, Inc., Class A	240,950	7,917,617
	SunCoke Energy, Inc.	153,758	1,400,735
	Sylvamo Corp.	61,657	2,930,557
#*	TimkenSteel Corp.	139,370	2,741,408
#	Tredegar Corp.	100,294	1,216,566
	TriMas Corp.	95,214	2,931,639
#	Trinseo PLC	160,455	4,452,626
	Tronox Holdings PLC	255,777	4,386,576
*	U.S. Gold Corp.	2,698	12,573
	U.S. Steel Corp.	506,319	14,425,028
#	United States Lime & Minerals, Inc.	9,696	1,471,853
*	Universal Stainless & Alloy Products, Inc.	19,376	156,752
	Valvoline, Inc.	226,402	8,299,897
	Vulcan Materials Co.	117,856	21,606,540
	Warrior Met Coal, Inc.	117,737	4,459,878
#	Westlake Corp.	139,612	17,137,373
	WestRock Co.	255,189	10,013,616
	Worthington Industries, Inc.	90,166	5,127,740
TOTAL MATERIALS			1,393,426,219
REAL ESTATE — (0.3%)
#*	AMREP Corp.	6,773	92,214
*	Anywhere Real Estate, Inc.	226,927	1,924,341
*	CBRE Group, Inc., Class A	302,427	25,860,533
*	CKX Lands, Inc.	743	7,423
*	Comstock Holding Cos., Inc.	2,585	10,986
#*	Cushman & Wakefield PLC	151,945	2,192,566
	Douglas Elliman, Inc.	75,941	353,885
#	eXp World Holdings, Inc.	5,165	80,522
#*	Fathom Holdings, Inc.	1,615	8,640
#*	Five Point Holdings LLC, Class A	62,036	160,053
*	Forestar Group, Inc.	18,863	280,682
*	FRP Holdings, Inc.	18,316	1,028,810
#*	Howard Hughes Corp.	63,065	5,391,427

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	InterGroup Corp.	200	$9,194
*	Jones Lang LaSalle, Inc.	78,214	14,459,422
*	JW Mays, Inc.	900	38,457
#	Kennedy-Wilson Holdings, Inc.	246,549	4,408,296
#	Marcus & Millichap, Inc.	65,326	2,367,414
*	Maui Land & Pineapple Co., Inc.	20,394	184,566
	Newmark Group, Inc., Class A	304,570	2,610,165
#*	Rafael Holdings, Inc., Class B	23,666	48,752
	RE/MAX Holdings, Inc., Class A	41,099	937,468
	RMR Group, Inc., Class A	24,138	748,761
#	St. Joe Co.	97,660	4,599,786
#	Stratus Properties, Inc.	14,910	328,318
*	Tejon Ranch Co.	65,816	1,317,636
*	Zillow Group, Inc., Class A	46,959	2,017,359
*	Zillow Group, Inc., Class C	110,115	4,868,184
TOTAL REAL ESTATE			76,335,860
UTILITIES — (2.5%)
	AES Corp.	445,524	12,211,813
	ALLETE, Inc.	67,880	4,199,057
	Alliant Energy Corp.	178,183	9,627,227
	Ameren Corp.	176,424	15,325,953
	American Electric Power Co., Inc.	250,817	23,566,765
	American States Water Co.	56,525	5,322,959
	American Water Works Co., Inc.	113,895	17,823,429
#	Artesian Resources Corp., Class A	12,735	750,091
#	Atlantica Sustainable Infrastructure PLC	153,959	4,221,556
	Atmos Energy Corp.	101,606	11,942,769
#	Avangrid, Inc.	64,111	2,703,561
	Avista Corp.	88,378	3,526,282
	Black Hills Corp.	79,892	5,782,583
#	Brookfield Renewable Corp., Class A	39,845	1,255,914
	California Water Service Group	72,894	4,458,926
	CenterPoint Energy, Inc.	464,681	13,996,192
	Chesapeake Utilities Corp.	25,608	3,228,657
	Clearway Energy, Inc., Class A	54,538	1,747,943
#	Clearway Energy, Inc., Class C	120,901	4,085,245
	CMS Energy Corp.	200,108	12,644,825
	Consolidated Edison, Inc.	200,215	19,082,492
	Consolidated Water Co. Ltd.	26,390	386,613
	Constellation Energy Corp.	172,554	14,729,209
	Dominion Energy, Inc.	408,179	25,976,512
	DTE Energy Co.	122,301	14,232,167
	Duke Energy Corp.	383,805	39,320,822
	Edison International	235,986	16,259,435
	Entergy Corp.	137,734	14,913,838
	Essential Utilities, Inc.	219,773	10,269,992
	Evergy, Inc.	160,004	10,024,251
	Eversource Energy	198,030	16,303,810
	Exelon Corp.	486,134	20,509,993
	FirstEnergy Corp.	327,337	13,404,450
	Genie Energy Ltd., Class B	42,689	467,445
	Global Water Resources, Inc.	1,904	27,094
	Hawaiian Electric Industries, Inc.	158,012	6,679,167
	IDACORP, Inc.	72,282	7,648,158
	MGE Energy, Inc.	53,374	3,902,173
#	Middlesex Water Co.	26,334	2,208,369
	National Fuel Gas Co.	117,112	6,799,523
	New Jersey Resources Corp.	154,239	7,699,611

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	NextEra Energy, Inc.	957,284	$71,442,105
	NiSource, Inc.	453,468	12,583,737
#	Northwest Natural Holding Co.	44,788	2,245,670
	NorthWestern Corp.	68,394	3,884,779
	NRG Energy, Inc.	488,682	16,722,698
	OGE Energy Corp.	269,039	10,578,613
	ONE Gas, Inc.	75,164	6,190,507
#	Ormat Technologies, Inc.	94,696	8,764,115
#	Otter Tail Corp.	63,286	4,059,797
#*	PG&E Corp.	530,888	8,441,119
	Pinnacle West Capital Corp.	127,225	9,484,624
	PNM Resources, Inc.	122,521	6,062,339
#	Portland General Electric Co.	125,713	5,981,425
	PPL Corp.	467,288	13,831,725
	Public Service Enterprise Group, Inc.	300,038	18,581,353
*	Pure Cycle Corp.	35,231	316,022
	RGC Resources, Inc.	10,999	258,477
	Sempra Energy	153,873	24,670,458
#	SJW Group	41,008	3,174,429
#	South Jersey Industries, Inc.	143,684	5,185,556
	Southern Co.	534,107	36,148,362
	Southwest Gas Holdings, Inc.	82,487	5,520,855
#	Spire, Inc.	69,717	5,034,962
#*	Sunnova Energy International, Inc.	163,525	3,185,467
	UGI Corp.	236,810	9,432,142
	Unitil Corp.	27,033	1,410,312
#	Via Renewables, Inc.	18,700	125,477
	Vistra Corp.	797,662	18,394,086
	WEC Energy Group, Inc.	187,363	17,610,248
	Xcel Energy, Inc.	308,463	21,213,001
	York Water Co.	20,352	924,998
TOTAL UTILITIES			760,726,329
TOTAL COMMON STOCKS			28,865,886,377
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	15,168	358,723
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	9,858	464,312
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	53,921	1,466,624
TOTAL PREFERRED STOCKS			2,289,659
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*	Triumph Group, Inc. Warrants 12/19/23	1,525	1,556
TOTAL INVESTMENT SECURITIES (Cost $12,796,548,686)			28,868,177,592

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 4.180%	255,760,983	255,760,983

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	76,296,905	$882,602,601
TOTAL INVESTMENTS — (100.0%)
(Cost $13,934,787,442)^^			$30,006,541,176
As of January 31, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,175	03/17/23	$235,422,697	$240,287,500	$4,864,803
Total Futures Contracts			$235,422,697	$240,287,500	$4,864,803
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,988,312,956	$10,516	—	$1,988,323,472
Consumer Discretionary	3,309,715,305	14,971,527	$4,986	3,324,691,818
Consumer Staples	1,860,087,143	166,280	23,961	1,860,277,384
Energy	1,803,303,484	—	—	1,803,303,484
Financials	4,119,555,238	3,100	—	4,119,558,338
Health Care	3,560,594,940	7,483,070	1,277,021	3,569,355,031
Industrials	3,661,152,335	709,663	—	3,661,861,998
Information Technology	6,308,026,444	—	—	6,308,026,444
Materials	1,393,426,219	—	—	1,393,426,219
Real Estate	76,297,403	38,457	—	76,335,860
Utilities	760,726,329	—	—	760,726,329
Preferred Stocks
Communication Services	358,723	—	—	358,723
Consumer Discretionary	464,312	—	—	464,312
Industrials	1,466,624	—	—	1,466,624
Rights/Warrants
Industrials	—	1,556	—	1,556
Temporary Cash Investments	255,760,983	—	—	255,760,983
Securities Lending Collateral	—	882,602,601	—	882,602,601
Futures Contracts**	4,864,803	—	—	4,864,803
TOTAL	$29,104,113,241	$905,986,770	$1,305,968^	$30,011,405,979
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (5.9%)
	Activision Blizzard, Inc.	310,270	$23,757,374
*	Alphabet, Inc., Class A	2,445,000	241,663,800
*	Alphabet, Inc., Class C	2,361,300	235,823,031
*	Altice USA, Inc., Class A	298,013	1,460,264
*	AMC Networks, Inc., Class A	128,773	2,383,588
#*	Angi, Inc.	60,467	175,959
#*	Anterix, Inc.	41,276	1,488,825
	AT&T, Inc.	4,477,834	91,213,479
	ATN International, Inc.	78,832	3,853,308
*	Bandwidth, Inc., Class A	11,588	288,309
#*	Boston Omaha Corp., Class A	5,223	138,148
#*	Bumble, Inc., Class A	38,323	986,817
	Cable One, Inc.	12,624	9,971,445
#*	Cargurus, Inc.	61,719	1,089,340
*	Cars.com, Inc.	164,649	2,815,498
*	Charter Communications, Inc., Class A	110,276	42,380,170
#*	Cinemark Holdings, Inc.	146,011	1,743,371
	Cogent Communications Holdings, Inc.	78,380	5,374,517
	Comcast Corp., Class A	3,103,081	122,106,237
*	Consolidated Communications Holdings, Inc.	190,075	826,826
*	Cumulus Media, Inc., Class A	22,762	152,505
#*	Daily Journal Corp.	426	130,356
	DallasNews Corp.	6,262	32,375
*	DHI Group, Inc.	750,413	4,457,453
#*	DISH Network Corp., Class A	336,650	4,844,394
#*	EchoStar Corp., Class A	85,695	1,603,353
	Electronic Arts, Inc.	116,272	14,961,881
#*	Emerald Holding, Inc.	27,806	110,946
*	Endeavor Group Holdings, Inc., Class A	60,407	1,354,929
#	Entravision Communications Corp., Class A	179,258	1,165,177
#*	EverQuote, Inc., Class A	9,844	153,566
*	EW Scripps Co., Class A	193,695	2,895,740
	FG Group Holdings, Inc.	5,733	13,473
*	Fluent, Inc.	11,731	15,837
	Fox Corp., Class A	421,532	14,306,796
	Fox Corp., Class B	250,842	7,951,691
*	Frontier Communications Parent, Inc.	48,337	1,431,259
#*	Gaia, Inc.	23,801	86,874
#*	Gannett Co., Inc.	258,245	583,634
	Gray Television, Inc.	211,353	2,739,135
	Gray Television, Inc., Class A	3,160	41,712
*	Harte Hanks, Inc.	1,395	17,396
*	IDT Corp., Class B	253,897	7,462,033
#*	iHeartMedia, Inc., Class A	31,256	242,234
#*	IMAX Corp.	124,166	2,110,822
*	Insignia Systems, Inc.	500	4,585
*	Integral Ad Science Holding Corp.	10,300	105,884
	Interpublic Group of Cos., Inc.	754,483	27,508,450
*	Iridium Communications, Inc.	309,905	18,544,715
	John Wiley & Sons, Inc., Class A	105,869	4,848,800
	John Wiley & Sons, Inc., Class B	7,502	340,891
*	Lee Enterprises, Inc.	1,549	35,240
#*	Liberty Broadband Corp., Class A	22,571	2,022,813

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class B	1,306	$117,044
*	Liberty Broadband Corp., Class C	149,382	13,411,516
*	Liberty Latin America Ltd., Class A	260,460	2,562,926
#*	Liberty Latin America Ltd., Class C	892,399	8,790,130
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	860,088
*	Liberty Media Corp.-Liberty Braves, Class B	522	22,968
#*	Liberty Media Corp.-Liberty Braves, Class C	68,418	2,372,736
*	Liberty Media Corp.-Liberty Formula One, Class A	35,871	2,284,265
*	Liberty Media Corp.-Liberty Formula One, Class C	273,295	19,349,286
*	Liberty Media Corp.-Liberty SiriusXM, Class A	95,225	3,868,040
*	Liberty Media Corp.-Liberty SiriusXM, Class B	3,369	146,888
*	Liberty Media Corp.-Liberty SiriusXM, Class C	240,787	9,703,716
#*	Lions Gate Entertainment Corp., Class A	332,841	2,652,743
#*	Lions Gate Entertainment Corp., Class B	525,897	4,007,335
*	Live Nation Entertainment, Inc.	144,355	11,619,134
#	Lumen Technologies, Inc.	1,978,233	10,385,723
#*	Madison Square Garden Entertainment Corp.	59,864	3,130,289
	Madison Square Garden Sports Corp.	817	148,563
#*	Magnite, Inc.	50,796	613,616
*	Marchex, Inc., Class B	5,100	10,455
#	Marcus Corp.	58,680	888,415
*	Match Group, Inc.	174,316	9,433,982
*	Meta Platforms, Inc., Class A	1,749,802	260,668,004
*	Netflix, Inc.	70,486	24,942,176
	New York Times Co., Class A	249,625	8,696,935
	News Corp., Class A	427,879	8,668,829
#	News Corp., Class B	280,427	5,731,928
#	Nexstar Media Group, Inc.	114,781	23,503,705
	Omnicom Group, Inc.	334,357	28,751,358
*	Ooma, Inc.	2,577	37,031
	Paramount Global, Class A	19,160	510,614
#	Paramount Global, Class B	560,715	12,986,159
*	Pinterest, Inc., Class A	68,016	1,788,141
*	Playtika Holding Corp.	70,444	738,958
*	PubMatic, Inc., Class A	8,277	126,886
#*	QuinStreet, Inc.	113,207	1,735,463
#*	Reading International, Inc., Class A	86,600	299,636
#*	Reading International, Inc., Class B	300	5,910
*	ROBLOX Corp., Class A	59,489	2,213,586
#*	Roku, Inc.	9,859	566,893
	Saga Communications, Inc., Class A	5,094	128,624
#*	Salem Media Group, Inc.	4,104	5,212
#	Scholastic Corp.	83,005	3,672,141
*	Sciplay Corp., Class A	1,000	16,990
#	Shenandoah Telecommunications Co.	180,301	3,524,885
	Shutterstock, Inc.	77,574	5,838,995
#	Sinclair Broadcast Group, Inc., Class A	16,150	333,175
#	Sirius XM Holdings, Inc.	914,131	5,292,819
*	Snap, Inc., Class A	77,553	896,513
	Spok Holdings, Inc.	66,436	554,741
*	Spotify Technology SA	29,127	3,283,195
*	Take-Two Interactive Software, Inc.	173,922	19,693,188
#*	TechTarget, Inc.	61,558	3,048,968
	TEGNA, Inc.	555,794	11,076,974
	Telephone & Data Systems, Inc.	344,097	4,600,577
#*	Telesat Corp.	26,642	246,172
*	Thryv Holdings, Inc.	2,510	56,149
*	T-Mobile U.S., Inc.	420,494	62,783,959
*	Townsquare Media, Inc., Class A	44,674	334,608

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Trade Desk, Inc., Class A	87,947	$4,458,913
#*	Travelzoo	64,626	345,103
*	TripAdvisor, Inc.	145,468	3,389,404
*	TrueCar, Inc.	217,344	678,113
#*	U.S. Cellular Corp.	66,343	1,622,750
*	Urban One, Inc.	139,944	696,921
*	Urban One, Inc.	6,513	45,656
	Verizon Communications, Inc.	3,814,696	158,576,913
*	Walt Disney Co.	652,782	70,820,319
*	Warner Bros Discovery, Inc.	1,688,577	25,024,711
	Warner Music Group Corp., Class A	46,177	1,683,152
*	WideOpenWest, Inc.	21,313	244,886
#	World Wrestling Entertainment, Inc., Class A	79,408	6,719,505
*	Yelp, Inc.	133,141	4,195,273
*	Zedge, Inc., Class B	5,460	12,012
#*	Ziff Davis, Inc.	135,280	12,104,854
TOTAL COMMUNICATION SERVICES			1,816,175,695
CONSUMER DISCRETIONARY — (10.5%)
#	Cheesecake Factory, Inc.	106,182	4,167,643
#*	1-800-Flowers.com, Inc., Class A	98,553	982,573
*	2U, Inc.	77,678	670,361
	Aaron's Co., Inc.	90,572	1,326,880
#*	Abercrombie & Fitch Co., Class A	173,759	5,032,061
#	Academy Sports & Outdoors, Inc.	82,278	4,806,681
#	Acushnet Holdings Corp.	167,733	7,875,064
#*	Adient PLC	163,118	7,343,572
#	ADT, Inc.	186,198	1,636,680
#*	Adtalem Global Education, Inc.	130,670	4,988,981
	Advance Auto Parts, Inc.	90,313	13,752,864
#*	Allbirds, Inc., Class A	16,932	46,563
*	Amazon.com, Inc.	3,357,116	346,219,373
#	AMCON Distributing Co.	1,168	206,152
*	American Axle & Manufacturing Holdings, Inc.	290,600	2,577,622
	American Eagle Outfitters, Inc.	452,251	7,299,331
*	American Outdoor Brands, Inc.	47,550	498,324
*	American Public Education, Inc.	84,372	1,021,745
#*	America's Car-Mart, Inc.	24,380	2,100,093
*	Aptiv PLC	178,266	20,160,102
	Aramark	369,099	16,435,978
	Ark Restaurants Corp.	7,366	137,008
	Arko Corp.	5,617	47,127
#*	Asbury Automotive Group, Inc.	67,885	14,934,700
	Autoliv, Inc.	155,704	14,343,452
#*	AutoNation, Inc.	257,829	32,672,091
*	AutoZone, Inc.	8,831	21,537,484
*	Barnes & Noble Education, Inc.	120,653	278,708
#	Bassett Furniture Industries, Inc.	18,048	349,409
	Bath & Body Works, Inc.	125,058	5,753,919
*	Beazer Homes USA, Inc.	81,478	1,333,795
	Best Buy Co., Inc.	589,142	52,268,678
#	Big 5 Sporting Goods Corp.	320,032	3,197,120
#	Big Lots, Inc.	121,120	1,981,523
*	Biglari Holdings, Inc., Class A	475	380,000
*	Biglari Holdings, Inc., Class B	5,247	855,628
*	BJ's Restaurants, Inc.	52,041	1,642,934
#	Bloomin' Brands, Inc.	197,620	4,792,285
#	Bluegreen Vacations Holding Corp.	1,201	38,960
*	Booking Holdings, Inc.	13,217	32,171,500

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Boot Barn Holdings, Inc.	94,067	$7,853,654
	BorgWarner, Inc.	443,098	20,949,673
	Boyd Gaming Corp.	77,977	4,858,747
*	Bright Horizons Family Solutions, Inc.	68,676	5,272,943
#*	Brinker International, Inc.	73,049	2,882,514
	Brunswick Corp.	244,212	20,594,398
#	Buckle, Inc.	96,967	4,266,548
*	Build-A-Bear Workshop, Inc.	42,347	1,040,042
#*	Burlington Stores, Inc.	54,847	12,605,486
*	Caesars Entertainment, Inc.	45,189	2,352,539
#	Caleres, Inc.	86,823	2,259,134
	Camping World Holdings, Inc., Class A	41,769	1,061,350
*	Capri Holdings Ltd.	336,852	22,397,289
*	CarMax, Inc.	241,188	16,991,695
#*	Carnival Corp.	471,076	5,097,042
*	CarParts.com, Inc.	49,245	335,851
	Carriage Services, Inc.	52,962	1,717,028
*	Carrols Restaurant Group, Inc.	96,184	206,796
#	Carter's, Inc.	99,777	8,318,408
#	Cato Corp., Class A	100,877	1,002,717
*	Cavco Industries, Inc.	18,713	4,979,529
#	Century Communities, Inc.	84,771	5,187,985
*	Chegg, Inc.	87,834	1,823,434
#*	Chewy, Inc., Class A	14,657	660,444
*	Chico's FAS, Inc.	256,014	1,349,194
#*	Children's Place, Inc.	32,940	1,494,488
*	Chipotle Mexican Grill, Inc.	13,101	21,569,224
#	Choice Hotels International, Inc.	78,280	9,619,829
	Churchill Downs, Inc.	42,090	10,442,529
*	Chuy's Holdings, Inc.	47,295	1,618,908
*	Citi Trends, Inc.	27,107	853,328
	Columbia Sportswear Co.	148,332	14,225,039
#*	Conn's, Inc.	90,124	848,067
#*	Container Store Group, Inc.	99,925	520,609
#*	Cooper-Standard Holdings, Inc.	49,035	819,375
#	Cracker Barrel Old Country Store, Inc.	58,253	6,499,870
	Crown Crafts, Inc.	22,116	129,821
	Culp, Inc.	32,546	169,239
	Dana, Inc.	368,104	6,677,407
	Darden Restaurants, Inc.	156,571	23,167,811
*	Dave & Buster's Entertainment, Inc.	83,319	3,611,879
*	Deckers Outdoor Corp.	83,980	35,899,770
*	Delta Apparel, Inc.	23,691	276,474
*	Denny's Corp.	113,530	1,364,631
	Designer Brands, Inc., Class A	137,389	1,416,481
*	Destination XL Group, Inc.	9,135	65,133
	Dick's Sporting Goods, Inc.	205,560	26,879,026
#	Dillard's, Inc., Class A	58,162	22,875,696
#	Dine Brands Global, Inc.	3,226	249,402
	Dollar General Corp.	188,749	44,091,766
*	Dollar Tree, Inc.	305,601	45,895,158
	Domino's Pizza, Inc.	31,727	11,199,631
#*	Dorman Products, Inc.	84,113	8,164,008
	DR Horton, Inc.	472,989	46,679,284
#*	Duluth Holdings, Inc., Class B	3,601	23,947
	eBay, Inc.	747,182	36,985,509
	Educational Development Corp.	13,726	45,296
#	El Pollo Loco Holdings, Inc.	97,905	1,201,294
#*	Envela Corp.	829	5,538

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Escalade, Inc.	37,461	$465,266
#	Ethan Allen Interiors, Inc.	63,310	1,819,529
#*	Etsy, Inc.	90,383	12,434,893
	European Wax Center, Inc., Class A	4,948	93,220
*	Everi Holdings, Inc.	13,173	228,815
*	Expedia Group, Inc.	23,139	2,644,788
*	Fiesta Restaurant Group, Inc.	80,799	685,176
#*	Five Below, Inc.	87,336	17,216,546
	Flanigan's Enterprises, Inc.	2,891	76,322
#	Flexsteel Industries, Inc.	20,065	386,452
#*	Floor & Decor Holdings, Inc., Class A	137,669	12,496,215
#	Foot Locker, Inc.	236,395	10,285,546
	Ford Motor Co.	2,081,479	28,120,781
*	Fossil Group, Inc.	163,558	929,009
*	Fox Factory Holding Corp.	98,149	11,590,415
#	Franchise Group, Inc.	6,330	195,534
*	Frontdoor, Inc.	140,415	3,816,480
*	Full House Resorts, Inc.	23,954	211,274
#*	Funko, Inc., Class A	62,496	756,202
	Gap, Inc.	556,311	7,549,140
	Garmin Ltd.	161,695	15,988,402
	General Motors Co.	1,050,213	41,294,375
*	Genesco, Inc.	41,713	2,014,321
	Gentex Corp.	591,316	17,449,735
*	Gentherm, Inc.	104,316	7,764,240
	Genuine Parts Co.	171,216	28,733,469
*	G-III Apparel Group Ltd.	195,619	3,309,873
#*	Good Times Restaurants, Inc.	1,690	4,850
*	Goodyear Tire & Rubber Co.	477,694	5,374,057
*	GoPro, Inc., Class A	106,952	657,755
	Graham Holdings Co., Class B	10,480	6,846,689
*	Grand Canyon Education, Inc.	101,162	11,791,443
#*	Green Brick Partners, Inc.	15,871	495,175
	Group 1 Automotive, Inc.	47,152	10,083,455
#*	Groupon, Inc.	24,172	199,661
*	GrowGeneration Corp.	21,249	109,645
	Guess?, Inc.	141,423	3,276,771
#	H&R Block, Inc.	272,291	10,613,903
	Hamilton Beach Brands Holding Co., Class A	31,592	409,116
#	Hanesbrands, Inc.	749,232	6,323,518
	Harley-Davidson, Inc.	264,017	12,152,703
	Hasbro, Inc.	124,085	7,342,109
#	Haverty Furniture Cos., Inc.	59,491	2,077,426
	Haverty Furniture Cos., Inc., Class A	2,523	86,665
#*	Helen of Troy Ltd.	61,809	6,991,216
#	Hibbett, Inc.	58,833	3,904,158
*	Hilton Grand Vacations, Inc.	97,152	4,601,119
	Hilton Worldwide Holdings, Inc.	127,794	18,541,631
	Home Depot, Inc.	465,663	150,953,975
	Hooker Furnishings Corp.	60,622	1,276,699
*	Horizon Global Corp.	30,797	53,587
#*	Hovnanian Enterprises, Inc., Class A	300	17,364
*	Hyatt Hotels Corp., Class A	76,915	8,392,965
	Installed Building Products, Inc.	85,113	9,370,090
#	International Game Technology PLC	98,836	2,614,212
#*	iRobot Corp.	66,470	2,991,150
*	J Jill, Inc.	1,647	45,243
#	Jack in the Box, Inc.	34,385	2,612,572
	Jerash Holdings US, Inc.	5,937	25,648

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	JOANN, Inc.	1,331	$5,218
	Johnson Outdoors, Inc., Class A	23,933	1,638,453
#	KB Home	157,600	6,059,720
#	Kohl's Corp.	300,451	9,725,599
#	Kontoor Brands, Inc.	54,930	2,623,457
*	Koss Corp.	1,133	6,367
#*	Kura Sushi USA, Inc., Class A	741	46,046
#*	Lakeland Industries, Inc.	30,717	444,782
#*	Lands' End, Inc.	90,428	816,565
#*	Las Vegas Sands Corp.	39,122	2,308,198
	Laureate Education, Inc.	110,900	1,217,682
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	110,915	3,153,313
#*	Lazydays Holdings, Inc.	11,759	155,101
#	LCI Industries	77,616	8,710,068
	Lear Corp.	118,491	17,273,618
#*	Legacy Housing Corp.	1,425	28,529
#	Leggett & Platt, Inc.	310,557	11,353,964
	Lennar Corp., Class A	341,640	34,983,936
	Lennar Corp., Class B	39,269	3,391,271
*	Leslie's, Inc.	35,315	547,029
#	Levi Strauss & Co., Class A	53,940	992,496
#*	LGI Homes, Inc.	69,991	7,968,475
#	Lifetime Brands, Inc.	109,205	874,732
*	Light & Wonder, Inc.	120,879	7,887,355
#*	Lincoln Educational Services Corp.	56,293	357,461
*	Liquidity Services, Inc.	113,568	1,702,384
#	Lithia Motors, Inc.	75,478	19,865,810
*	Live Ventures, Inc.	246	8,389
	LKQ Corp.	370,693	21,856,059
#*	LL Flooring Holdings, Inc.	148,400	899,304
#*	Lovesac Co.	10,055	258,816
	Lowe's Cos., Inc.	167,179	34,815,027
*	Lululemon Athletica, Inc.	49,611	15,224,624
*	M/I Homes, Inc.	73,907	4,419,639
	Macy's, Inc.	682,146	16,119,110
*	Malibu Boats, Inc., Class A	65,250	3,953,497
#	Marine Products Corp.	27,683	368,184
*	MarineMax, Inc.	61,282	1,915,062
	Marriott International, Inc., Class A	189,143	32,944,928
	Marriott Vacations Worldwide Corp.	98,481	15,760,899
#*	MasterCraft Boat Holdings, Inc.	46,154	1,327,389
*	Mattel, Inc.	781,906	15,997,797
	McDonald's Corp.	168,336	45,013,046
#	MDC Holdings, Inc.	189,048	7,138,452
#*	Meritage Homes Corp.	110,232	11,870,884
	MGM Resorts International	427,901	17,719,380
*	Modine Manufacturing Co.	129,827	3,101,567
*	Mohawk Industries, Inc.	114,370	13,731,262
*	Monarch Casino & Resort, Inc.	6,743	516,649
#	Monro, Inc.	76,624	3,900,162
#*	Motorcar Parts of America, Inc.	70,186	1,021,908
#	Movado Group, Inc.	41,980	1,484,413
	Murphy USA, Inc.	106,062	28,852,046
	Nathan's Famous, Inc.	8,885	656,424
#*	National Vision Holdings, Inc.	172,545	7,091,599
#*	Nautilus, Inc.	75,979	140,561
#	Newell Brands, Inc.	710,735	11,343,331
	NIKE, Inc., Class B	377,528	48,070,640

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Nobility Homes, Inc.	2,557	$63,669
*	Noodles & Co.	3,938	24,770
#	Nordstrom, Inc.	145,423	2,841,565
*	NVR, Inc.	5,545	29,222,150
*	ODP Corp.	124,431	6,420,640
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	6,493,057
*	ONE Group Hospitality, Inc.	6,673	50,248
*	OneSpaWorld Holdings Ltd.	4,539	47,705
*	O'Reilly Automotive, Inc.	24,853	19,692,275
#	Oxford Industries, Inc.	49,171	5,763,825
#	Papa John's International, Inc.	52,889	4,743,614
#	Patrick Industries, Inc.	70,798	5,024,534
#*	Penn Entertainment, Inc.	155,367	5,507,760
#	Penske Automotive Group, Inc.	241,111	30,818,808
*	Perdoceo Education Corp.	160,635	2,404,706
#	PetMed Express, Inc.	39,873	856,472
#*	Planet Fitness, Inc., Class A	113,210	9,583,226
*	Playa Hotels & Resorts NV	94,950	719,721
#	Polaris, Inc.	131,180	15,064,711
	Pool Corp.	62,833	24,229,033
*	Potbelly Corp.	57,616	460,352
	PulteGroup, Inc.	452,420	25,738,174
#*	Purple Innovation, Inc.	9,308	53,986
	PVH Corp.	136,467	12,268,383
#*	QuantumScape Corp.	137,152	1,167,164
*	Quotient Technology, Inc.	213,866	866,157
*	Qurate Retail, Inc., Class A	246,258	635,346
#	Ralph Lauren Corp.	80,996	10,031,355
	RCI Hospitality Holdings, Inc.	15,909	1,444,378
#*	Red Robin Gourmet Burgers, Inc.	29,845	266,814
	Red Rock Resorts, Inc., Class A	140,814	6,338,038
#	Rent-A-Center, Inc.	156,114	4,197,905
#*	Revolve Group, Inc.	22,726	648,600
#*	RH	53,640	16,735,144
#	Rocky Brands, Inc.	11,845	372,881
	Ross Stores, Inc.	325,599	38,482,546
#*	Royal Caribbean Cruises Ltd.	190,799	12,390,487
	Ruth's Hospitality Group, Inc.	93,539	1,619,160
#*	Sally Beauty Holdings, Inc.	269,078	4,192,235
*	SeaWorld Entertainment, Inc.	155,945	9,729,409
	Service Corp. International	493,717	36,609,116
*	Shake Shack, Inc., Class A	44,856	2,551,409
#	Shoe Carnival, Inc.	72,122	1,969,652
#	Signet Jewelers Ltd.	152,601	11,721,283
#*	Six Flags Entertainment Corp.	50,596	1,358,503
*	Skechers USA, Inc., Class A	282,853	13,619,372
*	Skyline Champion Corp.	149,453	8,810,254
#*	Sleep Number Corp.	62,361	2,143,971
#	Smith & Wesson Brands, Inc.	165,557	1,834,372
#	Sonic Automotive, Inc., Class A	84,938	4,562,020
#*	Sonos, Inc.	119,025	2,194,821
*	Sportsman's Warehouse Holdings, Inc.	111,297	1,049,531
	Standard Motor Products, Inc.	55,661	2,252,044
	Starbucks Corp.	261,927	28,586,713
	Steven Madden Ltd.	203,023	7,278,375
#*	Stitch Fix, Inc., Class A	14,052	73,211
*	Stoneridge, Inc.	95,048	2,343,884
#	Strategic Education, Inc.	64,691	6,038,905
*	Strattec Security Corp.	8,355	208,123

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Stride, Inc.	101,879	$4,373,665
	Superior Group of Cos., Inc.	83,655	998,004
*	Superior Industries International, Inc.	142,929	807,549
*	Sypris Solutions, Inc.	5,324	10,116
*	Tandy Leather Factory, Inc.	825	3,630
	Tapestry, Inc.	534,326	24,349,236
	Target Corp.	430,413	74,091,294
*	Taylor Morrison Home Corp.	329,873	11,809,453
	Tempur Sealy International, Inc.	509,963	20,780,992
*	Tesla, Inc.	318,684	55,202,442
	Texas Roadhouse, Inc.	125,353	12,589,202
#	Thor Industries, Inc.	92,300	8,798,959
#*	Tile Shop Holdings, Inc.	13,200	66,000
#*	Tilly's, Inc., Class A	107,209	949,872
	TJX Cos., Inc.	681,383	55,778,012
	Toll Brothers, Inc.	283,295	16,853,220
*	TopBuild Corp.	118,784	23,763,927
#*	Topgolf Callaway Brands Corp.	74,140	1,815,689
*	Toughbuilt Industries, Inc.	6,666	14,399
	Tractor Supply Co.	190,565	43,446,914
	Travel & Leisure Co.	144,276	6,112,974
*	TravelCenters of America, Inc.	20,953	953,781
*	Tri Pointe Homes, Inc.	343,264	7,582,702
*	Tupperware Brands Corp.	17,349	76,856
*	Ulta Beauty, Inc.	76,930	39,538,943
*	Under Armour, Inc., Class A	239,786	2,970,949
#*	Under Armour, Inc., Class C	273,802	2,984,442
#*	Unifi, Inc.	89,823	767,987
*	Universal Electronics, Inc.	65,967	1,545,607
*	Universal Technical Institute, Inc.	67,732	513,409
#*	Urban Outfitters, Inc.	275,313	7,540,823
#	Vail Resorts, Inc.	48,344	12,682,565
*	Vera Bradley, Inc.	154,670	920,286
	VF Corp.	411,507	12,732,027
#*	Victoria's Secret & Co.	41,686	1,757,065
*	Vince Holding Corp.	3,562	26,092
#*	Vista Outdoor, Inc.	153,804	4,514,147
*	Visteon Corp.	64,948	10,153,970
#*	VOXX International Corp.	82,262	867,453
#*	Vuzix Corp.	1,337	6,966
	Wendy's Co.	622,228	13,875,684
#	Weyco Group, Inc.	26,365	717,655
	Whirlpool Corp.	129,378	20,129,923
#	Williams-Sonoma, Inc.	224,034	30,231,148
#	Wingstop, Inc.	41,509	6,577,931
	Winmark Corp.	7,748	2,175,638
#	Winnebago Industries, Inc.	85,156	5,422,734
	Wolverine World Wide, Inc.	179,599	2,896,932
#*	Workhorse Group, Inc.	41,504	91,724
	Wyndham Hotels & Resorts, Inc.	109,334	8,474,478
*	Wynn Resorts Ltd.	73,771	7,645,626
#*	XPEL, Inc.	2,323	176,711
*	YETI Holdings, Inc.	111,288	4,981,251
	Yum! Brands, Inc.	109,405	14,278,447
††	Zagg, Inc.	75,640	6,808
#*	Zumiez, Inc.	55,600	1,436,148
TOTAL CONSUMER DISCRETIONARY			3,252,253,155

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (6.0%)
#	Albertsons Cos., Inc., Class A	146,094	$3,097,193
#	Alico, Inc.	30,679	812,994
	Altria Group, Inc.	525,734	23,679,059
	Andersons, Inc.	74,214	2,729,591
	Archer-Daniels-Midland Co.	432,279	35,814,315
	B&G Foods, Inc.	155,718	2,183,166
*	BellRing Brands, Inc.	243,570	6,907,645
*	BJ's Wholesale Club Holdings, Inc.	210,987	15,290,228
#*	Boston Beer Co., Inc. , Class A	19,989	7,767,925
*	Bridgford Foods Corp.	11,491	142,488
#	Brown-Forman Corp., Class A	59,147	3,933,276
	Brown-Forman Corp., Class B	310,975	20,704,716
	Bunge Ltd.	258,376	25,605,062
	Calavo Growers, Inc.	38,797	1,243,444
	Cal-Maine Foods, Inc.	125,608	7,187,290
	Campbell Soup Co.	480,228	24,938,240
	Casey's General Stores, Inc.	110,874	26,156,285
*	Central Garden & Pet Co.	40,949	1,717,401
*	Central Garden & Pet Co., Class A	134,388	5,325,796
*	Chefs' Warehouse, Inc.	96,902	3,704,563
	Church & Dwight Co., Inc.	224,890	18,184,605
	Clorox Co.	129,663	18,760,939
	Coca-Cola Co.	2,356,465	144,498,434
	Coca-Cola Consolidated, Inc.	26,301	13,328,821
	Coffee Holding Co., Inc.	5,400	13,500
	Colgate-Palmolive Co.	256,442	19,112,622
	Conagra Brands, Inc.	435,771	16,206,323
	Constellation Brands, Inc., Class A	62,682	14,512,137
#††	Costa Communications, Inc.	5,301	23,430
	Costco Wholesale Corp.	257,234	131,482,587
*	Coty, Inc., Class A	1,143,253	11,386,800
*	Darling Ingredients, Inc.	394,494	26,151,007
#*	Duckhorn Portfolio, Inc.	8,150	131,867
#	Edgewell Personal Care Co.	134,744	5,775,128
*	elf Beauty, Inc.	101,357	5,833,095
#	Energizer Holdings, Inc.	129,376	4,799,850
	Estee Lauder Cos., Inc., Class A	82,890	22,967,161
*	Farmer Bros Co.	45,135	220,259
	Flowers Foods, Inc.	629,426	17,428,806
	Fresh Del Monte Produce, Inc.	118,766	3,396,708
#*	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	23,935	1,515,804
	General Mills, Inc.	483,685	37,901,557
*	Grocery Outlet Holding Corp.	19,730	599,595
#*	Hain Celestial Group, Inc.	201,957	4,144,158
*	Herbalife Nutrition Ltd.	177,535	3,119,290
	Hershey Co.	140,242	31,498,353
#*	HF Foods Group, Inc.	1,484	6,915
#*	Honest Co., Inc.	9,696	31,997
	Hormel Foods Corp.	474,828	21,514,457
*	Hostess Brands, Inc.	328,321	7,594,065
	Ingles Markets, Inc., Class A	39,349	3,738,155
	Ingredion, Inc.	159,753	16,422,608
	Inter Parfums, Inc.	72,071	8,520,234
	J M Smucker Co.	123,946	18,938,949
#	J&J Snack Foods Corp.	42,031	6,023,042
	John B. Sanfilippo & Son, Inc.	34,146	2,885,678
	Kellogg Co.	404,698	27,754,189
	Keurig Dr Pepper, Inc.	203,351	7,174,223

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kimberly-Clark Corp.	118,509	$15,407,355
	Kraft Heinz Co.	292,880	11,870,426
	Kroger Co.	1,328,188	59,277,030
	Lamb Weston Holdings, Inc.	180,850	18,065,107
	Lancaster Colony Corp.	61,386	11,780,587
*	Lifecore Biomedical, Inc.	110,878	688,552
#	Lifevantage Corp.	21,105	84,420
#*	Lifeway Foods, Inc.	20,990	112,506
	Limoneira Co.	41,918	550,383
	Mannatech, Inc.	462	8,177
	McCormick & Co., Inc.	244,315	18,352,943
#	McCormick & Co., Inc.	6,660	495,637
#	Medifast, Inc.	40,157	4,475,498
#	MGP Ingredients, Inc.	67,874	6,620,430
*	Mission Produce, Inc.	4,492	55,970
	Molson Coors Beverage Co., Class B	185,337	9,745,019
	Mondelez International, Inc., Class A	545,190	35,677,234
*	Monster Beverage Corp.	83,432	8,683,603
*	National Beverage Corp.	152,449	6,738,246
*	Natural Alternatives International, Inc.	16,951	148,491
	Natural Grocers by Vitamin Cottage, Inc.	59,159	587,449
#	Natural Health Trends Corp.	16,960	79,203
*	Nature's Sunshine Products, Inc.	48,329	510,354
	Nu Skin Enterprises, Inc., Class A	134,568	5,770,276
	Oil-Dri Corp. of America	13,370	485,197
	PepsiCo, Inc.	986,623	168,732,265
*	Performance Food Group Co.	140,615	8,622,512
	Philip Morris International, Inc.	329,158	34,311,430
#*	Pilgrim's Pride Corp.	257,979	6,263,730
*	Post Holdings, Inc.	216,740	20,579,463
	PriceSmart, Inc.	78,815	5,856,743
	Procter & Gamble Co.	1,576,556	224,470,043
#	Reynolds Consumer Products, Inc.	18,520	551,340
*	Rocky Mountain Chocolate Factory, Inc.	12,203	64,310
	Seaboard Corp.	1,284	5,033,922
*	Seneca Foods Corp., Class A	23,166	1,447,875
*	Seneca Foods Corp., Class B	1,999	128,316
*	Simply Good Foods Co.	221,076	8,025,059
*	Sovos Brands, Inc.	23,413	317,480
	SpartanNash Co.	86,901	2,753,024
	Spectrum Brands Holdings, Inc.	148,410	10,074,071
#*	Sprouts Farmers Market, Inc.	287,252	9,177,701
	Sysco Corp.	396,096	30,681,596
*	Thorne HealthTech, Inc.	8,183	37,724
#	Tootsie Roll Industries, Inc.	91,531	4,094,182
*	TreeHouse Foods, Inc.	134,179	6,498,289
#	Turning Point Brands, Inc.	52,079	1,208,754
	Tyson Foods, Inc., Class A	347,698	22,861,143
*	U.S. Foods Holding Corp.	427,399	16,296,724
#*	United Natural Foods, Inc.	138,267	5,754,673
	United-Guardian, Inc.	4,655	53,486
#	Universal Corp.	59,855	3,254,316
*	USANA Health Sciences, Inc.	73,690	4,306,444
#	Vector Group Ltd.	248,808	3,222,064
#	Village Super Market, Inc., Class A	29,418	684,263
*	Vital Farms, Inc.	2,960	52,037
	Walgreens Boots Alliance, Inc.	536,001	19,756,997
	Walmart, Inc.	858,036	123,445,639
#	WD-40 Co.	30,320	5,292,053

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Weis Markets, Inc.	64,746	$5,590,170
#*	Whole Earth Brands, Inc.	3,012	11,415
*	Willamette Valley Vineyards, Inc.	6,260	39,219
TOTAL CONSUMER STAPLES			1,868,358,590
ENERGY — (6.1%)
	Adams Resources & Energy, Inc.	7,057	338,736
	Alpine Summit Energy Partners, Inc.	1,931	8,496
#*	Alto Ingredients, Inc.	136,760	463,616
#*	Amplify Energy Corp.	5,415	46,894
#	Antero Midstream Corp.	586,073	6,388,196
#*	Antero Resources Corp.	525,341	15,150,834
	APA Corp.	137,496	6,095,198
	Arch Resources, Inc.	36,473	5,398,733
	Archrock, Inc.	783,348	7,762,979
*	Ardmore Shipping Corp.	125,062	1,832,158
	Baker Hughes Co.	508,327	16,134,299
*	Battalion Oil Corp.	6,394	65,986
	Berry Corp.	123,270	1,134,084
*	Bristow Group, Inc.	27,501	839,881
	Cactus, Inc., Class A	81,136	4,390,269
	California Resources Corp.	70,471	3,011,226
#*	Callon Petroleum Co.	126,015	5,361,938
#*	Centrus Energy Corp., Class A	500	20,525
	ChampionX Corp.	396,850	13,103,987
	Cheniere Energy, Inc.	92,759	14,172,648
#	Chesapeake Energy Corp.	46,776	4,056,415
	Chevron Corp.	1,074,238	186,938,897
	Chord Energy Corp.	33,420	4,790,089
#	Civitas Resources, Inc.	65,498	4,358,892
#*	Clean Energy Fuels Corp.	521,664	2,952,618
#*	CNX Resources Corp.	605,909	10,136,858
#	Comstock Resources, Inc.	431,439	5,241,984
	ConocoPhillips	1,162,116	141,627,077
	CONSOL Energy, Inc.	66,833	3,864,952
#	Core Laboratories NV	78,889	2,019,558
	Coterra Energy, Inc.	1,374,026	34,391,871
#	CVR Energy, Inc.	173,685	5,766,342
	Delek U.S. Holdings, Inc.	181,212	4,849,233
*	Denbury, Inc.	64,722	5,616,575
	Devon Energy Corp.	875,136	55,343,601
	DHT Holdings, Inc.	464,918	3,984,347
	Diamondback Energy, Inc.	197,371	28,839,851
*	DMC Global, Inc.	26,347	599,131
#	Dorian LPG Ltd.	90,644	1,799,283
#*	Dril-Quip, Inc.	153,560	4,715,828
*	DT Midstream, Inc.	83,724	4,576,354
#*	Earthstone Energy, Inc., Class A	89,672	1,246,441
	Energy Services of America Corp.	4,950	12,845
#	EnLink Midstream LLC	697,883	8,877,072
	EOG Resources, Inc.	415,229	54,914,035
	Epsilon Energy Ltd.	67,458	398,677
#	EQT Corp.	408,230	13,336,874
	Equitrans Midstream Corp.	953,012	6,909,337
	Evolution Petroleum Corp.	76,644	478,259
#*	Expro Group Holdings NV	35,410	668,895
	Exxon Mobil Corp.	3,060,838	355,087,816
*	Forum Energy Technologies, Inc.	14,058	463,914
#*	Geospace Technologies Corp.	63,557	302,531

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Green Plains, Inc.	130,275	$4,529,662
#*	Gulf Island Fabrication, Inc.	72,244	353,996
#*	Gulfport Energy Corp.	200	13,630
#*	Hallador Energy Co.	9,905	87,560
	Halliburton Co.	1,019,970	42,043,163
*	Helix Energy Solutions Group, Inc.	451,562	3,580,887
	Helmerich & Payne, Inc.	277,707	13,452,127
	Hess Corp.	417,722	62,725,136
	HF Sinclair Corp.	407,621	23,193,635
*	Independence Contract Drilling, Inc.	738	3,240
#	International Seaways, Inc.	67,341	2,615,524
	Kinder Morgan, Inc.	918,203	16,803,115
*	Kosmos Energy Ltd.	875,913	6,928,472
	Liberty Energy, Inc.	168,782	2,671,819
#*	Lightbridge Corp.	9,276	39,516
#	Magnolia Oil & Gas Corp., Class A	236,010	5,572,196
#*	Mammoth Energy Services, Inc.	4,771	31,155
	Marathon Oil Corp.	913,976	25,106,921
	Marathon Petroleum Corp.	577,227	74,185,214
	Matador Resources Co.	305,453	20,208,770
*	Mexco Energy Corp.	305	4,148
	Murphy Oil Corp.	376,366	16,413,321
#*	Nabors Industries Ltd.	21,570	3,829,538
	NACCO Industries, Inc., Class A	11,718	456,650
#*	National Energy Services Reunited Corp.	26,337	199,108
#*	Natural Gas Services Group, Inc.	64,398	737,357
*	NCS Multistage Holdings, Inc.	1,297	33,398
#	New Fortress Energy, Inc.	26,688	1,035,228
*	Newpark Resources, Inc.	356,388	1,618,002
#*	NexTier Oilfield Solutions, Inc.	448,041	4,220,546
#*	Nine Energy Service, Inc.	53,827	737,968
*	Noble Corp. PLC	20,204	822,101
#	Nordic American Tankers Ltd.	10,301	31,315
	NOV, Inc.	656,530	16,045,593
	Occidental Petroleum Corp.	894,161	57,932,691
*	Oceaneering International, Inc.	266,384	5,687,298
#*	Oil States International, Inc.	157,057	1,344,408
	ONEOK, Inc.	501,921	34,371,550
*	Overseas Shipholding Group, Inc., Class A	234,750	875,618
	Ovintiv, Inc.	341,613	16,817,608
#*	Par Pacific Holdings, Inc.	78,557	2,099,829
	Patterson-UTI Energy, Inc.	453,011	7,610,585
	PBF Energy, Inc., Class A	298,441	12,531,538
	PDC Energy, Inc.	291,295	19,729,410
#*	Peabody Energy Corp.	314,619	8,774,724
#	Permian Resources Corp.	521,351	5,667,085
	Phillips 66	262,444	26,315,260
#	PHX Minerals, Inc.	2,371	8,559
	Pioneer Natural Resources Co.	148,679	34,248,208
*	PrimeEnergy Resources Corp.	3,139	288,254
#*	ProPetro Holding Corp.	282,523	2,811,104
	Range Resources Corp.	704,611	17,629,367
*	Ranger Energy Services, Inc.	17,872	203,562
	Ranger Oil Corp., Class A	7,870	330,540
*	REX American Resources Corp.	44,943	1,470,535
	Riley Exploration Permian, Inc.	600	19,914
#	RPC, Inc.	346,578	3,438,054
#*	SandRidge Energy, Inc.	46,447	734,327
	Schlumberger Ltd.	730,852	41,643,947

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Scorpio Tankers, Inc.	139,897	$6,696,869
*	SEACOR Marine Holdings, Inc.	85,466	875,172
	Select Energy Services, Inc., Class A	233,195	2,047,452
	SFL Corp. Ltd.	480,047	4,886,878
#*	SilverBow Resources, Inc.	21,037	552,642
	Sitio Royalties Corp., Class A	16,723	444,330
	SM Energy Co.	254,044	8,350,426
*	Smart Sand, Inc.	3,900	7,059
	Solaris Oilfield Infrastructure, Inc., Class A	78,581	832,173
*	Southwestern Energy Co.	2,120,206	11,703,537
#*	Stabilis Solutions, Inc.	2,409	11,081
#*	Talos Energy, Inc.	139,440	2,762,306
	Targa Resources Corp.	301,847	22,644,562
#*	TechnipFMC PLC	886,651	12,315,582
*	Teekay Corp.	163,206	793,181
*	Teekay Tankers Ltd., Class A	90,656	2,782,233
*	TETRA Technologies, Inc.	61,518	243,611
#	Texas Pacific Land Corp.	4,895	9,769,686
*	Tidewater, Inc.	102,784	4,460,826
#*	Transocean Ltd.	207,914	1,401,340
*	U.S. Silica Holdings, Inc.	187,416	2,293,972
*	Valaris Ltd.	8,861	643,663
	Valero Energy Corp.	367,416	51,449,262
#*	Vital Energy, Inc.	34,314	1,931,192
*	Vitesse Energy, Inc.	57,236	913,487
#*	W&T Offshore, Inc.	185,404	1,153,213
*	Weatherford International PLC	46,163	2,625,751
	Williams Cos., Inc.	991,951	31,980,500
	World Fuel Services Corp.	163,081	4,615,192
TOTAL ENERGY			1,904,988,299
FINANCIALS — (14.6%)
	1st Source Corp.	73,157	3,598,593
#*	Acacia Research Corp.	64,799	282,524
#	ACNB Corp.	20,654	812,735
	Affiliated Managers Group, Inc.	70,707	12,213,927
*	Affinity Bancshares, Inc.	7,887	116,018
	Aflac, Inc.	427,496	31,420,956
	Allstate Corp.	306,989	39,438,877
	Ally Financial, Inc.	643,804	20,917,192
#	Amalgamated Financial Corp.	2,677	61,437
	A-Mark Precious Metals, Inc.	40,866	1,573,341
*	Ambac Financial Group, Inc.	64,306	1,071,338
	Amerant Bancorp, Inc.	6,360	177,062
	American Equity Investment Life Holding Co.	227,817	10,855,480
	American Express Co.	617,346	107,992,336
	American Financial Group, Inc.	164,262	23,422,119
	American International Group, Inc.	481,742	30,455,729
#	American National Bankshares, Inc.	26,536	918,411
	Ameriprise Financial, Inc.	151,811	53,152,067
	Ameris Bancorp	201,627	9,508,729
	AMERISAFE, Inc.	53,400	2,941,272
	AmeriServ Financial, Inc.	18,864	76,022
	Ames National Corp.	21,956	528,920
	Aon PLC, Class A	132,288	42,157,540
	Apollo Global Management, Inc.	192,721	13,640,792
*	Arch Capital Group Ltd.	457,069	29,412,390
	Ares Management Corp., Class A	72,067	5,980,840
	Argo Group International Holdings Ltd.	89,352	2,480,412

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Arrow Financial Corp.	44,387	$1,460,776
	Arthur J Gallagher & Co.	116,928	22,885,148
#	Artisan Partners Asset Management, Inc., Class A	148,444	5,465,708
#*	Ashford, Inc.	703	9,505
*	AssetMark Financial Holdings, Inc.	10,973	291,223
	Associated Banc-Corp.	338,868	7,594,032
#	Associated Capital Group, Inc., Class A	6,655	253,223
	Assurant, Inc.	119,482	15,842,118
	Assured Guaranty Ltd.	194,273	12,161,490
	Atlantic American Corp.	17,563	44,961
	Atlantic Union Bankshares Corp.	191,273	7,400,352
#*	Atlanticus Holdings Corp.	36,049	1,171,593
	Auburn National BanCorp, Inc.	5,123	122,440
*	Avantax, Inc.	75,507	2,200,274
	Axis Capital Holdings Ltd.	186,997	11,700,402
*	Axos Financial, Inc.	164,349	7,908,474
#	B. Riley Financial, Inc.	15,134	646,676
	Banc of California, Inc.	151,667	2,642,039
	BancFirst Corp.	85,674	7,379,102
*	Bancorp, Inc.	193,948	6,580,656
	Bank of America Corp.	3,352,939	118,962,276
#	Bank of Hawaii Corp.	108,068	8,266,121
#	Bank of Marin Bancorp	38,351	1,168,555
	Bank of New York Mellon Corp.	389,555	19,699,796
	Bank of NT Butterfield & Son Ltd.	126,965	4,057,801
#	Bank of South Carolina Corp.	10,128	166,403
	Bank of the James Financial Group, Inc.	8,408	107,622
	Bank OZK	282,555	12,904,287
	Bank7 Corp.	506	13,945
	BankFinancial Corp.	64,787	653,701
#	BankUnited, Inc.	248,659	9,359,525
	Bankwell Financial Group, Inc.	15,051	445,058
	Banner Corp.	83,217	5,394,958
	Bar Harbor Bankshares	36,327	1,128,680
#	BayCom Corp.	12,706	255,518
#	BCB Bancorp, Inc.	42,624	766,806
*	Berkshire Hathaway, Inc., Class B	840,748	261,909,817
#	Berkshire Hills Bancorp, Inc.	125,950	3,910,748
	BGC Partners, Inc., Class A	714,273	3,107,088
	BlackRock, Inc.	82,921	62,954,452
	Blackstone, Inc.	145,728	13,984,059
#*	Blue Foundry Bancorp	3,149	37,410
	Blue Ridge Bankshares, Inc.	1,163	14,724
	BOK Financial Corp.	121,206	12,181,203
#	Bread Financial Holdings, Inc.	108,473	4,450,647
#*	Bridgewater Bancshares, Inc.	38,692	602,048
*	Brighthouse Financial, Inc.	52,344	2,945,397
	BrightSphere Investment Group, Inc.	115,744	2,714,197
	Brookline Bancorp, Inc.	237,054	3,100,673
	Brown & Brown, Inc.	328,916	19,261,321
	Business First Bancshares, Inc.	2,673	55,438
#	Byline Bancorp, Inc.	9,550	236,840
	C&F Financial Corp.	9,438	575,624
	Cadence Bank	437,249	11,184,829
*	California BanCorp	601	15,307
*	California First Leasing Corp.	4,858	77,728
#	Cambridge Bancorp	6,983	558,640
#	Camden National Corp.	46,551	1,965,849
*	Cannae Holdings, Inc.	201,846	4,933,116

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital Bancorp, Inc.	492	$10,578
	Capital City Bank Group, Inc.	40,730	1,322,503
	Capital One Financial Corp.	248,863	29,614,697
	Capitol Federal Financial, Inc.	347,305	2,906,943
#	Capstar Financial Holdings, Inc.	52,453	913,207
	Carlyle Group, Inc.	54,907	1,975,005
*	Carter Bankshares, Inc.	2,223	36,946
*	Carver Bancorp, Inc.	1,913	9,316
#	Cathay General Bancorp	191,815	8,432,187
#	CB Financial Services, Inc.	469	10,220
	Cboe Global Markets, Inc.	76,244	9,368,863
#*	CCUR Holdings, Inc.	4	12,400
	Central Pacific Financial Corp.	56,777	1,283,160
	Central Valley Community Bancorp	31,247	778,050
#	CF Bankshares, Inc.	6,476	132,240
	Charles Schwab Corp.	460,262	35,633,484
	Chemung Financial Corp.	10,517	547,305
	Chubb Ltd.	224,710	51,119,278
	Cincinnati Financial Corp.	188,721	21,353,781
	Citigroup, Inc.	998,090	52,120,260
#	Citizens & Northern Corp.	25,465	602,502
	Citizens Community Bancorp, Inc.	24,520	304,293
	Citizens Financial Group, Inc.	574,485	24,886,690
#	Citizens Holding Co.	5,685	78,908
#*	Citizens, Inc.	80,221	192,530
#	City Holding Co.	39,096	3,705,910
	Civista Bancshares, Inc.	35,622	772,997
	CME Group, Inc.	130,742	23,096,882
	CNA Financial Corp.	110,847	4,828,495
	CNB Financial Corp.	40,786	983,758
	CNO Financial Group, Inc.	170,411	4,389,787
*	Coastal Financial Corp.	12,903	589,280
	Codorus Valley Bancorp, Inc.	25,045	618,862
	Cohen & Co., Inc.	985	8,698
#	Cohen & Steers, Inc.	131,992	9,697,452
*	Coinbase Global, Inc., Class A	15,014	878,019
#	Colony Bankcorp, Inc.	20,874	269,066
#	Columbia Banking System, Inc.	201,099	6,215,970
#*	Columbia Financial, Inc.	83,138	1,650,289
	Comerica, Inc.	249,009	18,254,850
	Commerce Bancshares, Inc.	271,224	18,052,669
	Community Bank System, Inc.	149,412	8,622,567
	Community Financial Corp.	15,436	622,997
	Community Trust Bancorp, Inc.	45,101	1,942,951
	Community West Bancshares	17,906	265,009
	ConnectOne Bancorp, Inc.	99,157	2,356,962
#*	Consumer Portfolio Services, Inc.	175,197	1,760,730
#	Cowen, Inc., Class A	61,407	2,387,504
	Crawford & Co., Class A	102,954	666,112
	Crawford & Co., Class B	65,775	403,859
#*	Credit Acceptance Corp.	55,438	25,647,836
#*	CrossFirst Bankshares, Inc.	2,045	27,608
	Cullen/Frost Bankers, Inc.	113,352	14,767,499
*	Customers Bancorp, Inc.	95,711	2,906,743
#	CVB Financial Corp.	371,695	9,002,453
	Diamond Hill Investment Group, Inc.	11,997	2,260,595
#	Dime Community Bancshares, Inc.	132,057	3,937,940
	Discover Financial Services	389,048	45,413,573
	Donegal Group, Inc., Class A	73,323	1,113,043

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class B	5,678	$86,646
#*	Donnelley Financial Solutions, Inc.	98,704	4,501,889
	Eagle Bancorp Montana, Inc.	17,152	286,953
	Eagle Bancorp, Inc.	79,580	3,779,254
	East West Bancorp, Inc.	257,210	20,196,129
	Eastern Bankshares, Inc.	2,468	39,908
#*	eHealth, Inc.	61,247	508,350
#*	Elevate Credit, Inc.	56,257	101,263
#	Employers Holdings, Inc.	71,932	3,155,657
#*	Encore Capital Group, Inc.	85,781	4,779,717
*	Enova International, Inc.	130,591	5,961,479
*	Enstar Group Ltd.	45,885	11,117,936
	Enterprise Bancorp, Inc.	18,776	667,299
	Enterprise Financial Services Corp.	97,648	5,206,591
	Equitable Holdings, Inc.	580,256	18,608,810
#	Equity Bancshares, Inc., Class A	40,149	1,198,448
	Erie Indemnity Co., Class A	58,701	14,343,589
	Esquire Financial Holdings, Inc.	17,523	815,520
#	ESSA Bancorp, Inc.	19,001	389,521
	Essent Group Ltd.	178,380	7,854,071
	Evans Bancorp, Inc.	13,748	543,596
	Evercore, Inc., Class A	111,649	14,493,157
	Everest Re Group Ltd.	54,089	18,914,382
#*	EZCORP, Inc., Class A	158,564	1,444,518
	F&G Annuities & Life, Inc.	32,157	690,089
	FactSet Research Systems, Inc.	49,306	20,853,480
	Farmers & Merchants Bancorp, Inc.	8,932	254,115
	Farmers National Banc Corp.	51,693	743,345
	FB Financial Corp.	120,662	4,532,065
	Federal Agricultural Mortgage Corp., Class A	2,460	272,433
	Federal Agricultural Mortgage Corp., Class C	26,328	3,500,834
	Federated Hermes, Inc.	265,579	10,437,255
*	FFBW, Inc.	15,405	188,557
	Fidelity D&D Bancorp, Inc.	5,497	262,262
	Fidelity National Financial, Inc.	472,908	20,822,139
	Fifth Third Bancorp	780,570	28,326,885
#	Financial Institutions, Inc.	75,203	1,858,266
#	First American Financial Corp.	297,632	18,414,492
	First Bancorp	109,334	4,356,960
#	First BanCorp	714,381	9,608,424
#	First Bancorp, Inc.	28,285	838,933
	First Bancshares, Inc.	29,331	898,995
#	First Bank	36,002	487,107
	First Busey Corp.	134,451	3,209,345
	First Business Financial Services, Inc.	19,875	711,525
	First Capital, Inc.	6,938	180,735
	First Citizens BancShares, Inc., Class A	28,821	22,413,515
	First Commonwealth Financial Corp.	289,300	4,255,603
	First Community Bankshares, Inc.	47,059	1,529,888
	First Community Corp.	19,898	409,103
	First Financial Bancorp	232,813	5,897,153
	First Financial Bankshares, Inc.	268,216	9,553,854
	First Financial Corp.	23,250	1,044,390
	First Financial Northwest, Inc.	22,460	338,023
	First Foundation, Inc.	135,512	2,104,501
	First Guaranty Bancshares, Inc.	6,919	151,595
	First Hawaiian, Inc.	28,760	789,174
	First Horizon Corp.	1,308,440	32,357,721
	First Internet Bancorp	23,535	618,735

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	213,014	$7,642,942
	First Merchants Corp.	169,801	7,240,315
	First Mid Bancshares, Inc.	33,744	1,084,195
#	First National Corp.	4,411	75,693
	First Northwest Bancorp	27,220	412,383
	First of Long Island Corp.	66,958	1,182,478
	First Republic Bank	146,675	20,663,574
#	First Savings Financial Group, Inc.	10,533	209,396
	First Seacoast Bancorp, Inc.	1,087	11,211
	First U.S. Bancshares, Inc.	11,301	106,342
	First United Corp.	18,660	362,750
*	First Western Financial, Inc.	5,714	149,993
	FirstCash Holdings, Inc.	104,652	9,646,821
	Five Star Bancorp	677	18,252
#	Flushing Financial Corp.	84,721	1,625,796
#	FNB Corp.	852,288	12,162,150
#	FNCB Bancorp, Inc.	305	2,495
#	Franklin Financial Services Corp.	2,735	90,939
#	Franklin Resources, Inc.	285,638	8,911,906
#	FS Bancorp, Inc.	25,306	909,751
	Fulton Financial Corp.	402,176	6,728,404
#*	FVCBankcorp, Inc.	7,445	127,533
*	Genworth Financial, Inc., Class A	715,120	3,947,462
	German American Bancorp, Inc.	79,577	3,065,306
	Glacier Bancorp, Inc.	250,107	11,402,378
#	Glen Burnie Bancorp	793	6,526
	Globe Life, Inc.	159,563	19,283,189
	Goldman Sachs Group, Inc.	169,100	61,858,471
#*	Goosehead Insurance, Inc., Class A	1,300	50,765
	Great Southern Bancorp, Inc.	36,452	2,130,255
*	Green Dot Corp., Class A	132,386	2,393,539
	Greene County Bancorp, Inc.	1,937	94,816
#	Greenhill & Co., Inc.	39,752	549,373
#*	Greenlight Capital Re Ltd., Class A	68,485	674,577
#	Guaranty Bancshares, Inc.	23,127	762,728
	Hallmark Financial Services, Inc.	4,992	36,442
	Hamilton Lane, Inc., Class A	46,666	3,633,415
	Hancock Whitney Corp.	226,032	11,636,127
	Hanmi Financial Corp.	106,232	2,474,143
	Hanover Insurance Group, Inc.	95,739	12,884,555
	HarborOne Bancorp, Inc.	93,608	1,276,813
	Hartford Financial Services Group, Inc.	503,807	39,100,461
	Hawthorn Bancshares, Inc.	18,556	446,828
#	HBT Financial, Inc.	826	17,321
#	HCI Group, Inc.	23,697	1,189,826
	Heartland Financial USA, Inc.	101,777	5,034,908
#	Hennessy Advisors, Inc.	19,696	190,460
	Heritage Commerce Corp.	143,853	1,743,498
	Heritage Financial Corp.	86,202	2,459,343
*	Heritage Global, Inc.	4,693	12,390
#	Heritage Insurance Holdings, Inc.	95,790	241,391
#	Hilltop Holdings, Inc.	296,569	9,697,806
#	Hingham Institution For Savings	5,536	1,618,394
	HMN Financial, Inc.	11,368	248,163
	Home Bancorp, Inc.	19,761	758,822
	Home BancShares, Inc.	415,260	9,912,256
	Home Federal Bancorp Inc of Louisiana	5,228	96,404
	HomeStreet, Inc.	57,218	1,577,500
	HomeTrust Bancshares, Inc.	14,545	392,715

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	440,716	$5,680,829
	Horace Mann Educators Corp.	99,530	3,544,263
	Horizon Bancorp, Inc.	107,089	1,674,872
	Houlihan Lokey, Inc.	98,343	9,742,841
	Huntington Bancshares, Inc.	1,813,776	27,514,982
#*	HV Bancorp, Inc.	1,600	47,296
*	ICC Holdings, Inc.	4,514	69,990
#	IF Bancorp, Inc.	6,461	116,266
	Independent Bank Corp.	121,719	9,699,787
	Independent Bank Corp.	57,752	1,280,362
	Independent Bank Group, Inc.	106,859	6,550,457
	Interactive Brokers Group, Inc., Class A	48,222	3,854,867
	Intercontinental Exchange, Inc.	244,598	26,306,515
	International Bancshares Corp.	202,040	9,469,615
	Invesco Ltd.	599,951	11,105,093
	Investar Holding Corp.	26,149	545,207
	Investors Title Co.	5,686	921,132
	James River Group Holdings Ltd.	118,333	2,681,426
	Janus Henderson Group PLC	294,503	7,633,518
	Jefferies Financial Group, Inc.	486,320	19,102,650
	JPMorgan Chase & Co.	1,979,363	277,031,645
#	Kearny Financial Corp.	207,145	1,943,020
	Kemper Corp.	165,791	9,736,905
#	Kentucky First Federal Bancorp	16,790	114,340
	KeyCorp	1,039,211	19,942,459
	Kingstone Cos., Inc.	26,663	44,794
#	Kinsale Capital Group, Inc.	24,672	6,869,672
	KKR & Co., Inc.	220,163	12,287,297
	Lake Shore Bancorp, Inc.	8,295	104,434
	Lakeland Bancorp, Inc.	160,464	3,092,141
#	Lakeland Financial Corp.	73,806	5,218,822
	Landmark Bancorp, Inc.	13,084	292,035
	Lazard Ltd., Class A	200,760	8,046,461
#	LCNB Corp.	30,267	552,373
*	LendingClub Corp.	181,392	1,757,688
#*	LendingTree, Inc.	7,865	311,926
#	Limestone Bancorp, Inc.	14,697	380,946
	Lincoln National Corp.	253,699	8,988,556
#	Live Oak Bancshares, Inc.	114,349	3,914,166
	Loews Corp.	302,222	18,580,609
	LPL Financial Holdings, Inc.	131,126	31,092,597
	Luther Burbank Corp.	6,429	75,476
	M&T Bank Corp.	186,536	29,099,616
	Macatawa Bank Corp.	96,432	1,062,681
#	Magyar Bancorp, Inc.	10,243	131,827
#*	Maiden Holdings Ltd.	216,792	513,797
	MainStreet Bancshares, Inc.	3,548	101,828
*	Malvern Bancorp, Inc.	21,444	377,200
*	Markel Corp.	14,157	19,946,930
#	MarketAxess Holdings, Inc.	36,476	13,271,793
	Marsh & McLennan Cos., Inc.	278,953	48,791,669
*	MBIA, Inc.	411,864	5,358,351
	Mercantile Bank Corp.	39,357	1,351,126
	Merchants Bancorp	5,262	151,388
#	Mercury General Corp.	144,986	5,180,350
	Meridian Corp.	4,438	141,350
	MetLife, Inc.	330,072	24,101,857
#	Metrocity Bankshares, Inc.	1,727	34,920
*	Metropolitan Bank Holding Corp.	10,356	614,939

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MGIC Investment Corp.	310,234	$4,380,504
#	Mid Penn Bancorp, Inc.	5,767	181,487
	Middlefield Banc Corp.	15,418	419,370
	Midland States Bancorp, Inc.	55,496	1,414,038
	Mid-Southern Bancorp, Inc.	754	9,802
*	Midwest Holding, Inc.	1,236	20,147
	MidWestOne Financial Group, Inc.	31,798	990,508
#	Moelis & Co., Class A	96,382	4,505,859
	Moody's Corp.	113,811	36,732,500
	Morgan Stanley	939,887	91,479,202
	Morningstar, Inc.	74,849	18,179,325
*	Mr Cooper Group, Inc.	52,741	2,425,559
	MSCI, Inc.	25,759	13,692,454
	MVB Financial Corp.	27,926	616,606
	Nasdaq, Inc.	523,164	31,489,241
	National Bank Holdings Corp., Class A	90,788	3,833,977
#	National Bankshares, Inc.	7,777	315,435
	National Western Life Group, Inc., Class A	11,084	3,068,051
#	Navient Corp.	510,368	9,681,681
	NBT Bancorp, Inc.	136,557	5,368,056
	Nelnet, Inc., Class A	93,672	8,944,739
	New York Community Bancorp, Inc.	2,977,347	29,743,697
*	NI Holdings, Inc.	24,329	322,359
*	Nicholas Financial, Inc.	18,462	123,695
#*	Nicolet Bankshares, Inc.	32,862	2,395,311
*	NMI Holdings, Inc., Class A	207,959	4,830,888
#	Northeast Bank	24,203	1,142,382
#	Northeast Community Bancorp, Inc.	2,308	35,797
	Northern Trust Corp.	238,095	23,088,072
	Northfield Bancorp, Inc.	164,282	2,456,016
	Northrim BanCorp, Inc.	16,807	899,679
#	Northwest Bancshares, Inc.	323,458	4,573,696
	Norwood Financial Corp.	10,571	363,114
#	Oak Valley Bancorp	15,008	380,003
	OceanFirst Financial Corp.	193,027	4,617,206
#	Oconee Federal Financial Corp.	2,225	52,087
#*	Ocwen Financial Corp.	1,835	66,060
	OFG Bancorp	146,742	4,154,266
	Ohio Valley Banc Corp.	8,757	228,295
	Old National Bancorp	666,743	11,668,003
#	Old Point Financial Corp.	7,052	167,556
	Old Republic International Corp.	628,536	16,587,065
	Old Second Bancorp, Inc.	13,666	232,185
	OneMain Holdings, Inc.	303,407	13,088,978
	OP Bancorp	1,106	12,542
*	Open Lending Corp., Class A	1,209	10,603
#	Oppenheimer Holdings, Inc., Class A	16,285	775,329
*	OptimumBank Holdings, Inc.	179	739
#	Orange County Bancorp, Inc.	796	37,969
	Origin Bancorp, Inc.	23,289	873,338
	Orrstown Financial Services, Inc.	28,231	698,717
#*	Oscar Health, Inc., Class A	26,248	100,792
	Pacific Premier Bancorp, Inc.	247,103	7,991,311
	PacWest Bancorp	231,140	6,393,332
#*	Palomar Holdings, Inc.	3,488	178,272
#	Park National Corp.	41,386	5,183,597
	Parke Bancorp, Inc.	27,897	577,607
	Pathfinder Bancorp, Inc.	8,118	153,511
#	Pathward Financial, Inc.	128,221	6,362,326

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Patriot National Bancorp, Inc.	5,433	$62,154
#	PCB Bancorp	22,984	426,813
	Peapack-Gladstone Financial Corp.	49,071	1,820,043
	Penns Woods Bancorp, Inc.	18,588	497,973
	PennyMac Financial Services, Inc.	72,724	4,903,052
	Peoples Bancorp of North Carolina, Inc.	12,220	405,704
#	Peoples Bancorp, Inc.	69,426	2,059,869
#	Peoples Financial Services Corp.	8,101	412,989
	Pinnacle Financial Partners, Inc.	156,641	12,332,346
#*	Pioneer Bancorp, Inc.	1,746	19,643
	Piper Sandler Cos.	47,791	6,791,101
	PJT Partners, Inc., Class A	29,090	2,328,073
#	Plumas Bancorp	13,751	563,653
	PNC Financial Services Group, Inc.	200,864	33,228,932
#*	Ponce Financial Group, Inc.	60,279	548,539
	Popular, Inc.	209,318	14,367,588
#*	PRA Group, Inc.	101,481	4,083,595
#	Preferred Bank	47,770	3,397,880
	Premier Financial Corp.	102,494	2,564,400
	Primerica, Inc.	149,337	24,155,260
	Primis Financial Corp.	78,041	924,005
	Princeton Bancorp, Inc.	15,499	532,236
	Principal Financial Group, Inc.	289,869	26,827,376
	ProAssurance Corp.	128,826	2,497,936
#*	PROG Holdings, Inc.	137,016	3,054,087
	Progressive Corp.	145,666	19,861,559
	Prosperity Bancshares, Inc.	189,642	14,386,242
#	Provident Bancorp, Inc.	43,546	392,785
	Provident Financial Holdings, Inc.	18,377	261,137
#	Provident Financial Services, Inc.	192,352	4,512,578
	Prudential Financial, Inc.	255,959	26,860,337
	QCR Holdings, Inc.	45,773	2,405,829
	Radian Group, Inc.	195,407	4,318,495
	Raymond James Financial, Inc.	272,319	30,709,414
#	RBB Bancorp	23,880	480,943
#	Red River Bancshares, Inc.	245	12,471
	Regional Management Corp.	33,931	1,170,280
	Regions Financial Corp.	1,012,946	23,844,749
	Reinsurance Group of America, Inc.	94,766	14,382,636
	RenaissanceRe Holdings Ltd.	85,190	16,670,831
	Renasant Corp.	157,429	5,601,324
	Republic Bancorp, Inc., Class A	43,711	1,966,121
#*	Republic First Bancorp, Inc.	146,531	322,368
#*	Rhinebeck Bancorp, Inc.	10	94
	Richmond Mutual BanCorp, Inc.	1,717	22,355
	Riverview Bancorp, Inc.	55,458	407,062
	RLI Corp.	99,196	13,138,510
	Rocket Cos., Inc., Class A	51,584	485,405
#*	Root, Inc., Class A	752	4,422
	S&P Global, Inc.	106,122	39,789,383
	S&T Bancorp, Inc.	97,112	3,532,935
#*	Safeguard Scientifics, Inc.	52,212	166,556
#	Safety Insurance Group, Inc.	44,485	3,754,089
#	Salisbury Bancorp, Inc.	14,158	396,849
	Sandy Spring Bancorp, Inc.	107,855	3,645,499
	SB Financial Group, Inc.	18,347	299,790
#	Seacoast Banking Corp. of Florida	71,438	2,293,874
*	Security National Financial Corp., Class A	40,814	294,269
	SEI Investments Co.	277,051	17,296,294

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Selective Insurance Group, Inc.	160,483	$15,245,885
	ServisFirst Bancshares, Inc.	135,057	9,208,186
	Shore Bancshares, Inc.	48,711	851,468
	Sierra Bancorp	60,381	1,271,624
	Signature Bank	75,773	9,770,928
	Silvercrest Asset Management Group, Inc., Class A	27,562	520,922
	Simmons First National Corp., Class A	309,976	6,915,565
*	SiriusPoint Ltd.	575,171	4,365,548
	SLM Corp.	1,050,366	18,454,931
	SmartFinancial, Inc.	22,886	617,235
	Sound Financial Bancorp, Inc.	5,599	223,120
	South Plains Financial, Inc.	600	16,860
*	Southern First Bancshares, Inc.	22,117	930,905
#	Southern Missouri Bancorp, Inc.	15,829	766,440
	Southern States Bancshares, Inc.	589	16,893
	Southside Bancshares, Inc.	105,817	4,008,348
	SouthState Corp.	146,699	11,677,240
	State Street Corp.	309,280	28,246,542
#	Stellar Bancorp, Inc.	103,075	2,897,438
#*	Sterling Bancorp, Inc.	22,217	135,302
	Stewart Information Services Corp.	78,705	3,759,738
	Stifel Financial Corp.	201,037	13,551,904
#	Stock Yards Bancorp, Inc.	59,637	3,575,835
*	StoneX Group, Inc.	46,863	4,118,320
	Summit Financial Group, Inc.	17,934	465,387
	Summit State Bank	14,814	235,394
*	SVB Financial Group	64,740	19,579,966
	Synchrony Financial	927,351	34,061,602
	Synovus Financial Corp.	379,709	15,928,793
#	T Rowe Price Group, Inc.	209,783	24,433,426
	Territorial Bancorp, Inc.	24,002	576,528
*	Texas Capital Bancshares, Inc.	126,929	8,386,199
#	TFS Financial Corp.	316,921	4,516,124
	Timberland Bancorp, Inc.	20,578	685,247
	Tiptree, Inc.	128,893	1,934,684
	Tompkins Financial Corp.	39,573	2,981,034
	Towne Bank	183,777	5,599,685
	Tradeweb Markets, Inc., Class A	6,193	461,626
	Travelers Cos., Inc.	304,649	58,224,517
#*	Trean Insurance Group, Inc.	3,205	19,518
	TriCo Bancshares	97,972	4,952,485
	Trinity Capital, Inc.	716	9,587
*	Triumph Financial, Inc.	89,285	4,975,853
	Truist Financial Corp.	625,854	30,910,929
#*	Trupanion, Inc.	1,537	90,714
	TrustCo Bank Corp. NY	49,603	1,781,244
	Trustmark Corp.	178,638	5,201,939
	U.S. Bancorp	909,248	45,280,550
	U.S. Global Investors, Inc., Class A	9,655	30,220
	UMB Financial Corp.	116,592	10,515,432
	Umpqua Holdings Corp.	547,964	9,972,945
*	Unico American Corp.	5,450	6,649
	Union Bankshares, Inc.	2,439	64,170
#	United Bancorp, Inc.	11,080	160,106
#	United Bancshares, Inc.	6,375	126,863
	United Bankshares, Inc.	330,509	13,286,462
	United Community Banks, Inc.	240,321	7,820,045
#	United Fire Group, Inc.	66,375	2,090,149
	United Security Bancshares	42,847	338,491

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Unity Bancorp, Inc.	24,920	$659,632
	Universal Insurance Holdings, Inc.	149,268	1,901,674
	Univest Financial Corp.	80,560	2,187,204
	Unum Group	321,974	13,532,567
	Valley National Bancorp	865,224	10,278,861
#	Value Line, Inc.	11,063	572,068
#*	Velocity Financial, Inc.	1,032	10,413
	Veritex Holdings, Inc.	91,340	2,571,221
	Victory Capital Holdings, Inc., Class A	8,635	255,941
	Virginia National Bankshares Corp.	461	16,734
	Virtu Financial, Inc., Class A	218,126	4,212,013
#	Virtus Investment Partners, Inc.	23,333	5,013,795
#	Voya Financial, Inc.	250,373	17,468,524
	W R Berkley Corp.	317,457	22,266,434
	Walker & Dunlop, Inc.	110,689	10,557,517
	Washington Federal, Inc.	175,486	6,222,734
#	Washington Trust Bancorp, Inc.	45,156	1,931,322
	Waterstone Financial, Inc.	88,635	1,427,024
	Webster Financial Corp.	461,502	24,298,080
	Wells Fargo & Co.	1,746,400	81,853,768
	WesBanco, Inc.	150,264	5,585,313
	West BanCorp, Inc.	53,638	1,174,672
	Westamerica BanCorp	64,138	3,563,507
	Western Alliance Bancorp	239,629	18,060,838
	Western New England Bancorp, Inc.	84,490	823,778
#	Westwood Holdings Group, Inc.	43,521	562,727
#	White Mountains Insurance Group Ltd.	7,435	11,360,383
	Willis Towers Watson PLC	101,246	25,735,721
	Wintrust Financial Corp.	142,496	13,034,109
#	WisdomTree, Inc.	331,125	1,907,280
#*	World Acceptance Corp.	27,449	2,627,418
#	WSFS Financial Corp.	171,973	8,308,016
	WVS Financial Corp.	2,157	30,090
	Zions Bancorp NA	271,529	14,434,482
TOTAL FINANCIALS			4,529,287,853
HEALTH CARE — (11.4%)
	Abbott Laboratories	620,994	68,650,887
	AbbVie, Inc.	1,169,550	172,801,012
*	Acadia Healthcare Co., Inc.	265,926	22,343,103
*	Accolade, Inc.	17,514	204,388
#*	Accuray, Inc.	79,188	199,554
#††	Achillion Pharmaceuticals, Inc.	448,234	640,975
#*	Actinium Pharmaceuticals, Inc.	1,549	18,154
*	Acurx Pharmaceuticals, Inc.	4,444	15,998
#*	Adaptive Biotechnologies Corp.	16,344	151,509
#*	Addus HomeCare Corp.	31,897	3,429,565
#*	Adicet Bio, Inc.	8,128	74,371
#††	Aduro Biotech, Inc.	19,543	39,672
*	Affimed NV	32,846	42,371
	Agilent Technologies, Inc.	116,278	17,683,558
#*	Agiliti, Inc.	200	3,690
#*	agilon health, Inc.	42,154	917,271
#*	Agios Pharmaceuticals, Inc.	39,300	1,158,564
*	Akero Therapeutics, Inc.	30,839	1,526,530
*	Albireo Pharma, Inc.	26,553	1,185,857
*	Aldeyra Therapeutics, Inc.	7,311	43,135
*	Alector, Inc.	4,590	40,484
*	Align Technology, Inc.	21,911	5,910,054

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Alkermes PLC	127,246	$3,644,325
*	Allogene Therapeutics, Inc.	16,187	124,964
*	Alnylam Pharmaceuticals, Inc.	21,324	4,827,754
*	Alpine Immune Sciences, Inc.	19,427	163,187
*	Amedisys, Inc.	67,149	6,490,622
*	American Shared Hospital Services	3,958	12,745
#*	American Well Corp., Class A	105,214	417,700
	AmerisourceBergen Corp.	188,916	31,919,247
	Amgen, Inc.	365,932	92,361,237
*	AMN Healthcare Services, Inc.	162,758	15,598,727
*	Amneal Pharmaceuticals, Inc.	30,297	66,653
*	Amphastar Pharmaceuticals, Inc.	120,491	3,646,058
#*	AnaptysBio, Inc.	61,200	1,523,268
*	AngioDynamics, Inc.	108,422	1,411,654
#*	ANI Pharmaceuticals, Inc.	41,523	1,857,324
*	Anika Therapeutics, Inc.	36,696	1,137,943
#*	Anixa Biosciences, Inc.	7,188	31,412
*	Annovis Bio, Inc.	1,583	26,151
#*	Apollo Medical Holdings, Inc.	4,278	152,468
*	Aptevo Therapeutics, Inc.	3,470	7,981
#*	Apyx Medical Corp.	71,717	209,414
*	Arcturus Therapeutics Holdings, Inc.	1,930	40,781
*	Arcus Biosciences, Inc.	10,538	227,937
#*	Arcutis Biotherapeutics, Inc.	12,107	200,613
*	ARS Pharmaceuticals, Inc.	8,585	58,893
#*	Artivion, Inc.	129,202	1,684,794
*	Astria Therapeutics, Inc.	2,821	38,789
*	Atara Biotherapeutics, Inc.	136,874	693,951
*	Athira Pharma, Inc.	4,147	16,754
#*	Atreca, Inc., Class A	25,314	42,528
*	AtriCure, Inc.	83,924	3,632,231
#	Atrion Corp.	4,902	3,369,145
*	aTyr Pharma, Inc.	13,077	30,077
*	Avanos Medical, Inc.	111,697	3,422,396
*	Avantor, Inc.	477,162	11,404,172
#*	Avid Bioservices, Inc.	27,714	438,713
*	Avidity Biosciences, Inc.	1,342	31,805
#*	Avita Medical, Inc.	5,305	49,549
*	AxoGen, Inc.	28,332	268,304
#*	Axonics, Inc.	6,330	388,662
#	Azenta, Inc.	58,986	3,297,317
	Baxter International, Inc.	364,193	16,639,978
	Becton Dickinson & Co.	85,776	21,634,423
*	Bellerophon Therapeutics, Inc.	4,488	8,729
*	Biogen, Inc.	111,911	32,554,910
#*	BioLife Solutions, Inc.	1,652	38,723
*	BioMarin Pharmaceutical, Inc.	91,526	10,557,524
*	Bio-Path Holdings, Inc.	2,964	6,195
*	Bio-Rad Laboratories, Inc., Class A	26,353	12,318,973
	Bio-Techne Corp.	113,600	9,049,376
#*	Bioventus, Inc., Class A	1,485	2,911
*	Blueprint Medicines Corp.	32,033	1,497,222
*	Boston Scientific Corp.	348,414	16,114,147
	Bristol-Myers Squibb Co.	1,487,212	108,045,952
#*	Brookdale Senior Living, Inc.	982,790	2,830,435
	Bruker Corp.	267,925	18,786,901
*	C4 Therapeutics, Inc.	9,718	75,703
#*	Cara Therapeutics, Inc.	16,136	188,468
	Cardinal Health, Inc.	448,958	34,682,005

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cardiovascular Systems, Inc.	60,639	$845,308
#*	CareCloud, Inc.	3,375	12,150
#*	CareDx, Inc.	18,015	269,144
*	Caribou Biosciences, Inc.	6,153	44,363
#*	Castle Biosciences, Inc.	41,169	1,114,857
*	Catalent, Inc.	191,872	10,274,746
#*	Catalyst Pharmaceuticals, Inc.	81,892	1,268,507
*	Celcuity, Inc.	1,047	10,030
*	Celldex Therapeutics, Inc.	70,854	3,121,827
#*	CEL-SCI Corp.	3,132	8,206
*	Centene Corp.	375,289	28,612,033
#*	Certara, Inc.	31,968	620,179
#*	Champions Oncology, Inc.	259	1,064
*	Charles River Laboratories International, Inc.	62,975	15,318,669
	Chemed Corp.	40,296	20,355,121
*	Chinook Therapeutics, Inc.	21,057	532,110
	Cigna Corp.	249,677	79,065,216
*††	Clementia Pharmaceuticals, Inc.	1,000	0
*	Codexis, Inc.	3,161	19,440
*	Cogent Biosciences, Inc.	8,733	131,519
#*	Collegium Pharmaceutical, Inc.	38,512	1,081,417
#*	Community Health Systems, Inc.	187,097	976,646
*	Computer Programs & Systems, Inc.	35,295	1,036,967
*	Concert Pharmaceuticals, Inc.	73,255	610,947
#	CONMED Corp.	61,134	5,854,192
	Contra Abiomed, Inc.	32,675	33,329
	Cooper Cos., Inc.	41,817	14,591,206
*	Corcept Therapeutics, Inc.	184,305	4,213,212
*	CorVel Corp.	59,204	10,547,785
#*	CRISPR Therapeutics AG	73,946	3,772,725
#*	Cross Country Healthcare, Inc.	117,614	3,263,788
#*	CryoPort, Inc.	8,837	201,749
*	Cue Biopharma, Inc.	104,535	357,510
#*	Cullinan Oncology, Inc.	952	11,081
*	Cumberland Pharmaceuticals, Inc.	37,326	100,780
#*	Cutera, Inc.	12,065	420,224
	CVS Health Corp.	829,846	73,209,014
#*	Cyclo Therapeutics, Inc.	5,124	9,018
#*	Cymabay Therapeutics, Inc.	59,073	495,622
#*	CytoSorbents Corp.	19,029	54,423
	Danaher Corp.	282,263	74,624,692
*	DaVita, Inc.	258,690	21,313,469
*	Day One Biopharmaceuticals, Inc.	8,441	183,761
#*	Decibel Therapeutics, Inc.	3,368	10,643
*	Deciphera Pharmaceuticals, Inc.	11,182	190,206
#*	Denali Therapeutics, Inc.	109,322	3,309,177
	DENTSPLY SIRONA, Inc.	218,160	8,034,833
#*	Design Therapeutics, Inc.	3,511	27,561
*	DexCom, Inc.	44,108	4,723,526
*	Dominari Holdings, Inc.	2,213	8,542
#*	Dynavax Technologies Corp.	26,931	306,475
#*	Dyne Therapeutics, Inc.	2,099	30,645
*	Eagle Pharmaceuticals, Inc.	15,705	533,028
#*	Editas Medicine, Inc.	72,519	717,213
*	Edwards Lifesciences Corp.	102,426	7,856,074
*	Ekso Bionics Holdings, Inc.	4,343	7,340
*	Elanco Animal Health, Inc.	337,955	4,640,122
*	Electromed, Inc.	13,044	140,745
#*	Eledon Pharmaceuticals, Inc.	5,084	16,269

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Elevance Health, Inc.	165,540	$82,768,345
	Eli Lilly & Co.	538,596	185,357,813
#	Embecta Corp.	17,155	452,720
*	Emergent BioSolutions, Inc.	86,253	1,137,677
*	Enanta Pharmaceuticals, Inc.	46,358	2,474,590
	Encompass Health Corp.	293,851	18,350,995
*	Enhabit, Inc.	146,925	2,256,768
*	Enovis Corp.	54,059	3,403,014
	Ensign Group, Inc.	168,474	15,710,200
*	Envista Holdings Corp.	196,246	7,651,632
#*	enVVeno Medical Corp.	3,133	18,015
#*	Enzo Biochem, Inc.	207,345	277,842
#*	Equillium, Inc.	5,047	5,198
#*	Evolent Health, Inc., Class A	196,347	6,326,300
*	Exact Sciences Corp.	63,961	4,318,647
#*	Exagen, Inc.	4,152	11,792
*	Exelixis, Inc.	456,537	8,044,182
*	Eyenovia, Inc.	9,381	22,139
*	Fate Therapeutics, Inc.	11,886	70,841
#*	Figs, Inc., Class A	109,087	976,329
*	FONAR Corp.	33,920	611,578
#*	Frequency Therapeutics, Inc.	5,926	26,904
#*	Fulcrum Therapeutics, Inc.	22,479	283,460
#*	Fulgent Genetics, Inc.	1,237	41,786
#*	G1 Therapeutics, Inc.	69,595	555,368
*	Gain Therapeutics, Inc.	3,557	14,086
*	GE HealthCare Technologies, Inc.	106,174	7,381,216
#*	Generation Bio Co.	14,241	84,022
	Gilead Sciences, Inc.	912,518	76,596,761
*	Glaukos Corp.	24,244	1,189,168
#*	Globus Medical, Inc., Class A	148,608	11,219,904
*	GlycoMimetics, Inc.	12,930	37,626
*	Great Elm Group, Inc.	61,827	136,638
*	Haemonetics Corp.	109,830	9,291,618
#*	Halozyme Therapeutics, Inc.	119,014	6,161,355
#*	Harmony Biosciences Holdings, Inc.	2,603	125,387
*	Harrow Health, Inc.	15,553	233,606
*	Harvard Bioscience, Inc.	201,593	600,747
	HCA Healthcare, Inc.	64,579	16,472,166
*	Health Catalyst, Inc.	926	12,871
*	HealthEquity, Inc.	46,481	2,828,369
*	HealthStream, Inc.	80,903	1,956,235
*	Henry Schein, Inc.	175,487	15,118,205
#*	Heska Corp.	14,201	1,270,137
*	Hologic, Inc.	394,615	32,109,823
*	Horizon Therapeutics PLC	211,834	23,242,426
	Hoth Therapeutics, Inc.	664	3,353
	Humana, Inc.	80,713	41,300,842
#*	iCAD, Inc.	12,542	28,721
#*	Ideaya Biosciences, Inc.	16,763	285,474
*	IDEXX Laboratories, Inc.	70,833	34,035,256
*	Illumina, Inc.	17,609	3,771,848
#*	IMARA, Inc.	6,186	28,579
#*	ImmuCell Corp.	6,242	46,253
*	ImmunoGen, Inc.	1,800	8,280
	Immunome, Inc.	2,656	13,971
*	ImmunoPrecise Antibodies Ltd.	2,251	9,927
*	Immunovant, Inc.	5,958	105,874
	IN8bio, Inc.	3,466	8,041

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Incyte Corp.	61,966	$5,275,785
*	InfuSystem Holdings, Inc.	40,643	407,243
*	Innoviva, Inc.	170,154	2,152,448
*	Inogen, Inc.	53,969	1,259,097
#*	Inovio Pharmaceuticals, Inc.	33,213	55,134
#*	Inozyme Pharma, Inc.	2,075	5,022
#*	Insulet Corp.	8,002	2,299,135
*	Integer Holdings Corp.	82,556	5,433,010
*	Integra LifeSciences Holdings Corp.	209,087	11,980,685
*	Intellia Therapeutics, Inc.	124,669	5,290,952
*	Intra-Cellular Therapies, Inc.	88,019	4,217,870
*	Intuitive Surgical, Inc.	62,310	15,308,944
*	Iovance Biotherapeutics, Inc.	72,752	579,106
*	IQVIA Holdings, Inc.	166,626	38,225,671
	iRadimed Corp.	6,240	233,376
*	IRIDEX Corp.	15,940	34,909
#*	Ironwood Pharmaceuticals, Inc.	145,086	1,671,391
*	iTeos Therapeutics, Inc.	3,671	76,724
*	IVERIC bio, Inc.	62,378	1,440,932
*	Jazz Pharmaceuticals PLC	85,223	13,351,035
	Johnson & Johnson	1,214,024	198,395,802
#*	Joint Corp.	14,513	263,701
#*	Jounce Therapeutics, Inc.	51,371	60,104
#*	KalVista Pharmaceuticals, Inc.	3,291	26,196
*	Kewaunee Scientific Corp.	6,314	102,034
*	Kezar Life Sciences, Inc.	9,165	65,713
*	Kiniksa Pharmaceuticals Ltd., Class A	12,135	175,472
#*	Kodiak Sciences, Inc.	4,129	33,362
#*	KORU Medical Systems, Inc.	5,740	22,845
*	Krystal Biotech, Inc.	4,200	349,104
#*	Kura Oncology, Inc.	78,799	1,089,002
*	Kymera Therapeutics, Inc.	468	17,494
	Laboratory Corp. of America Holdings	114,141	28,777,229
#*	Lantern Pharma, Inc.	3,159	19,270
*	Lantheus Holdings, Inc.	147,478	8,479,985
*	Larimar Therapeutics, Inc.	4,948	24,443
#	LeMaitre Vascular, Inc.	53,834	2,539,888
#*	LENSAR, Inc.	35,748	105,099
*	Lexaria Bioscience Corp.	4,587	14,724
*	LHC Group, Inc.	70,958	11,253,939
*	Ligand Pharmaceuticals, Inc.	36,347	2,533,386
#*	LivaNova PLC	114,567	6,438,665
*	Lumos Pharma, Inc.	2,606	9,238
#*	MacroGenics, Inc.	115,420	665,973
*	Maravai LifeSciences Holdings, Inc., Class A	84,404	1,237,363
#*	Marinus Pharmaceuticals, Inc.	1,515	9,620
*	Masimo Corp.	49,872	8,482,230
	McKesson Corp.	48,743	18,457,999
*	MediciNova, Inc.	4,892	11,692
#*	Medpace Holdings, Inc.	64,490	14,256,804
	Medtronic PLC	420,257	35,171,308
*	MeiraGTx Holdings PLC	39,266	328,264
	Merck & Co., Inc.	1,861,625	199,957,141
*	Meridian Bioscience, Inc.	108,174	3,677,916
*	Merit Medical Systems, Inc.	122,981	8,774,694
#*	Merrimack Pharmaceuticals, Inc.	34,774	403,031
*	Mersana Therapeutics, Inc.	44,631	293,672
#	Mesa Laboratories, Inc.	5,532	1,076,195
*	Mettler-Toledo International, Inc.	24,106	36,952,570

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Microbot Medical, Inc.	1,260	$3,931
*	Milestone Pharmaceuticals, Inc.	6,885	25,199
#*	Mirati Therapeutics, Inc.	32,564	1,739,243
*	Moderna, Inc.	190,003	33,451,928
*	ModivCare, Inc.	45,020	4,828,845
*	Molina Healthcare, Inc.	122,849	38,308,004
#*	Morphic Holding, Inc.	8,250	270,022
*	Myriad Genetics, Inc.	193,986	3,825,404
	National HealthCare Corp.	40,692	2,422,802
#	National Research Corp.	41,021	1,904,195
#*	Nektar Therapeutics	99,921	271,785
*	Neogen Corp.	374,132	8,010,166
*	NeoGenomics, Inc.	126,762	1,505,933
*	Neurocrine Biosciences, Inc.	42,269	4,688,900
*	Neuronetics, Inc.	5,188	30,505
#*	Nevro Corp.	28,459	1,045,014
*	NextCure, Inc.	8,781	14,664
#*	NextGen Healthcare, Inc.	150,838	2,868,939
#*	NGM Biopharmaceuticals, Inc.	12,750	66,810
#*	Novocure Ltd.	16,434	1,498,452
*	Nurix Therapeutics, Inc.	13,285	163,273
#*	NuVasive, Inc.	112,812	5,144,227
#*	Ocular Therapeutix, Inc.	5,443	21,282
*	Olema Pharmaceuticals, Inc.	4,719	22,793
*	Omega Therapeutics, Inc.	2,616	20,536
*	OmniAb, Inc.	178,102	737,342
*	OmniAb, Inc.	13,783	0
*	OmniAb, Inc.	13,783	0
#*	Omnicell, Inc.	67,043	3,718,875
#*	Opiant Pharmaceuticals, Inc.	5,178	104,492
#*	OPKO Health, Inc.	200,325	258,419
#*	OptimizeRx Corp.	1,871	33,584
*	Option Care Health, Inc.	37,444	1,081,008
*	OraSure Technologies, Inc.	332,689	1,856,405
#*	Organogenesis Holdings, Inc.	16,945	43,379
	Organon & Co.	203,829	6,141,368
#*	Organovo Holdings, Inc.	3,847	6,271
#*	Orgenesis, Inc.	9,264	22,234
#*	Orthofix Medical, Inc.	97,379	2,106,308
*	OrthoPediatrics Corp.	200	9,426
#*	Outset Medical, Inc.	15,533	436,788
#*	Ovid therapeutics, Inc.	10,160	25,400
#	Owens & Minor, Inc.	195,119	3,851,649
*	Pacific Biosciences of California, Inc.	6,437	71,386
*	Pacira BioSciences, Inc.	53,983	2,119,912
	Patterson Cos., Inc.	205,995	6,218,989
#*††	PDL BioPharma, Inc.	458,319	1,122,882
*	PDS Biotechnology Corp.	4,591	38,243
*	Pediatrix Medical Group, Inc.	307,591	4,721,522
*	Pennant Group, Inc.	85,823	1,110,550
#*	Penumbra, Inc.	9,215	2,307,528
	PerkinElmer, Inc.	127,578	17,545,802
	Perrigo Co. PLC	214,817	8,038,452
#*	PetIQ, Inc.	56,757	672,003
	Pfizer, Inc.	3,866,146	170,729,007
*	PharmaCyte Biotech, Inc.	4,744	13,710
	Phibro Animal Health Corp., Class A	62,885	968,429
*	Phreesia, Inc.	13,147	492,881
*	Pliant Therapeutics, Inc.	3,414	119,627

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	PMV Pharmaceuticals, Inc.	32,401	$265,688
#*	Portage Biotech, Inc.	1,467	7,555
#*	Poseida Therapeutics, Inc.	3,168	22,049
	Premier, Inc., Class A	241,931	8,070,818
*	Prestige Consumer Healthcare, Inc.	131,063	8,618,703
#*	Pro-Dex, Inc.	6,861	116,637
††	Progenic Pharmaceuticals, Inc.	132,661	152,560
*	Protagonist Therapeutics, Inc.	78,791	1,047,132
*	Protara Therapeutics, Inc.	1,048	3,396
*	Prothena Corp. PLC	147,751	8,355,319
#	Psychemedics Corp.	7,568	42,381
*	Pulmatrix, Inc.	2,902	11,782
#*	Pulmonx Corp.	7,167	63,715
*	Puma Biotechnology, Inc.	9,918	42,647
#*	Quanterix Corp.	5,829	82,364
	Quest Diagnostics, Inc.	151,722	22,527,683
*	QuidelOrtho Corp.	10,536	901,987
*	RadNet, Inc.	125,981	2,651,900
*	Rallybio Corp.	864	5,996
#*	RAPT Therapeutics, Inc.	3,558	103,360
*	Regeneron Pharmaceuticals, Inc.	79,174	60,051,104
*	REGENXBIO, Inc.	84,994	1,972,711
#*	Relay Therapeutics, Inc.	54,903	1,178,218
*	Reneo Pharmaceuticals, Inc.	1,125	3,049
#*	Repare Therapeutics, Inc.	1,049	12,966
#*	Repligen Corp.	45,396	8,411,879
*	Replimune Group, Inc.	1,300	36,205
	ResMed, Inc.	101,037	23,073,820
*	REVOLUTION Medicines, Inc.	3,911	104,580
*	Rhythm Pharmaceuticals, Inc.	13,174	360,309
*	Rocket Pharmaceuticals, Inc.	61,848	1,343,957
	Royalty Pharma PLC, Class A	24,444	957,960
*	Sage Therapeutics, Inc.	14,256	632,111
#*	Sangamo Therapeutics, Inc.	432,842	1,510,619
*	Sarepta Therapeutics, Inc.	30,270	3,782,842
#*	Schrodinger, Inc.	9,802	237,012
#*	scPharmaceuticals, Inc.	9,561	59,087
*	Seagen, Inc.	48,429	6,754,877
*	Seer, Inc.	3,598	16,371
	Select Medical Holdings Corp.	486,830	14,152,148
*	SELLAS Life Sciences Group, Inc.	4,399	14,605
*	Semler Scientific, Inc.	325	12,743
*	Sensei Biotherapeutics, Inc.	5,932	8,305
#*	Sensus Healthcare, Inc.	26,485	242,073
#*	Shattuck Labs, Inc.	1,704	7,106
*	Shockwave Medical, Inc.	1,007	189,246
#*	SI-BONE, Inc.	29,736	506,404
#	SIGA Technologies, Inc.	14,990	109,877
#	Simulations Plus, Inc.	9,442	388,444
*	Soleno Therapeutics, Inc.	4,635	13,488
*	Solid Biosciences, Inc.	5,023	38,074
*	Sotera Health Co.	15,973	275,375
*	SpringWorks Therapeutics, Inc.	12,332	387,225
*	Spruce Biosciences, Inc.	4,844	14,290
#*	STAAR Surgical Co.	18,577	1,310,607
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	104,158	21,509,669
*	Stoke Therapeutics, Inc.	11,776	117,289
	Stryker Corp.	83,305	21,143,642

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Supernus Pharmaceuticals, Inc.	122,622	$5,028,728
#*	Surgery Partners, Inc.	121,163	4,022,612
#*	Surmodics, Inc.	40,602	1,141,322
*	Sutro Biopharma, Inc.	16,704	120,937
*	Syndax Pharmaceuticals, Inc.	61,110	1,753,857
*	Syneos Health, Inc.	178,949	6,427,848
*	Synlogic, Inc.	59,553	50,620
#*	Tactile Systems Technology, Inc.	30,971	401,694
#*	Taro Pharmaceutical Industries Ltd.	62,147	1,853,224
*	Tarsus Pharmaceuticals, Inc.	211	3,325
#*	Teladoc Health, Inc.	18,231	535,991
#	Teleflex, Inc.	32,713	7,962,998
*	Tenet Healthcare Corp.	224,555	12,316,842
*	Terns Pharmaceuticals, Inc.	4,909	44,525
	Thermo Fisher Scientific, Inc.	153,905	87,776,639
#*	Twist Bioscience Corp.	4,304	123,482
#	U.S. Physical Therapy, Inc.	29,194	2,894,585
*	UFP Technologies, Inc.	17,652	2,007,562
*	United Therapeutics Corp.	86,207	22,687,096
	UnitedHealth Group, Inc.	280,308	139,926,951
	Universal Health Services, Inc., Class B	126,472	18,744,415
	Utah Medical Products, Inc.	8,679	799,596
*	Vanda Pharmaceuticals, Inc.	130,996	1,006,049
#*	Varex Imaging Corp.	94,062	2,021,392
*	Vaxcyte, Inc.	1,300	58,955
*	Veeva Systems, Inc., Class A	22,665	3,865,516
*	Veracyte, Inc.	14,331	360,138
*	Veradigm, Inc.	336,013	6,017,993
*	Vericel Corp.	35,671	979,882
*	Vertex Pharmaceuticals, Inc.	105,355	34,040,200
	Viatris, Inc.	1,114,599	13,553,524
#*	ViewRay, Inc.	17,854	81,950
*	Viking Therapeutics, Inc.	24,300	212,868
*	Viracta Therapeutics, Inc.	3,262	6,785
#*	Vivani Medical, Inc.	645	774
*	Vor BioPharma, Inc.	3,041	16,026
*	Voyager Therapeutics, Inc.	3,442	32,492
*	Waters Corp.	45,107	14,821,258
	West Pharmaceutical Services, Inc.	64,695	17,182,992
*	XBiotech, Inc.	9,859	42,887
#*	Xencor, Inc.	119,455	3,932,459
*	Xilio Therapeutics, Inc.	4,115	15,020
#*	XOMA Corp.	1,135	23,029
*	Zentalis Pharmaceuticals, Inc.	2,622	61,879
	Zimmer Biomet Holdings, Inc.	131,131	16,698,222
#*	Zimvie, Inc.	13,113	128,639
	Zoetis, Inc.	188,364	31,172,358
#††	Zogenix, Inc.	65,323	44,420
#*	Zymeworks, Inc.	4,629	43,744
TOTAL HEALTH CARE			3,548,913,505
INDUSTRIALS — (13.9%)
#*	3D Systems Corp.	122,543	1,330,817
	3M Co.	422,649	48,638,447
	AAON, Inc.	144,188	11,004,428
*	AAR Corp.	91,193	4,690,968
	ABM Industries, Inc.	170,203	7,984,223
	ACCO Brands Corp.	425,443	2,701,563
	Acme United Corp.	7,309	172,492

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Acuity Brands, Inc.	70,832	$13,353,249
#*	ACV Auctions, Inc., Class A	15,338	150,312
	Advanced Drainage Systems, Inc.	120,583	12,159,590
	AECOM	225,381	19,669,000
*	Aerojet Rocketdyne Holdings, Inc.	209,080	11,691,754
#*	AeroVironment, Inc.	50,092	4,456,685
*	AerSale Corp.	4,062	75,594
	AGCO Corp.	199,026	27,491,461
*	Air Industries Group	125	654
	Air Lease Corp.	289,325	13,010,945
#*	Air T, Inc.	6,373	156,776
*	Air Transport Services Group, Inc.	161,970	4,585,371
	Alamo Group, Inc.	29,471	4,611,327
*	Alaska Air Group, Inc.	237,302	12,183,085
	Albany International Corp., Class A	84,031	9,424,077
#*	Allegiant Travel Co.	43,367	3,730,863
	Allegion PLC	160,684	18,888,404
	Allied Motion Technologies, Inc.	57,514	2,337,369
	Allison Transmission Holdings, Inc.	292,373	13,180,175
#*	Alpha Pro Tech Ltd.	28,782	119,157
	Alta Equipment Group, Inc.	3,877	65,715
	Altra Industrial Motion Corp.	125,156	7,643,277
#*	Ameresco, Inc., Class A	74,961	4,832,736
#*	American Airlines Group, Inc.	242,596	3,915,499
#*	American Superconductor Corp.	51,248	278,277
*	American Woodmark Corp.	44,314	2,538,749
	AMETEK, Inc.	257,788	37,358,637
	AO Smith Corp.	289,050	19,568,685
	Apogee Enterprises, Inc.	62,269	2,916,680
	Applied Industrial Technologies, Inc.	103,509	14,823,524
	ARC Document Solutions, Inc.	5,045	17,607
#	ArcBest Corp.	44,062	3,676,974
	Arcosa, Inc.	128,638	7,624,374
#	Argan, Inc.	55,995	2,183,245
	Armstrong World Industries, Inc.	109,506	8,476,859
*	Art's-Way Manufacturing Co., Inc.	3,357	8,376
*	ASGN, Inc.	161,839	14,719,257
	Astec Industries, Inc.	60,978	2,691,569
#*	Astronics Corp.	37,753	560,632
#*	Astronics Corp., Class B	38,887	573,583
*	Atkore, Inc.	163,382	21,280,505
#*	Atlas Air Worldwide Holdings, Inc.	70,720	7,228,291
*	Avalon Holdings Corp., Class A	6,800	19,040
#*	Avis Budget Group, Inc.	110,303	22,065,012
#*	Axon Enterprise, Inc.	54,191	10,591,089
#*	AZEK Co., Inc.	29,142	703,196
	AZZ, Inc.	62,419	2,651,559
#*	Babcock & Wilcox Enterprises, Inc.	14,464	96,041
	Barnes Group, Inc.	131,840	5,835,238
	Barrett Business Services, Inc.	19,697	1,957,488
#*	Beacon Roofing Supply, Inc.	200,218	11,388,400
	BGSF, Inc.	25,832	374,047
*	BlueLinx Holdings, Inc.	300	26,046
*	Boeing Co.	124,648	26,550,024
	Boise Cascade Co.	108,436	8,129,447
	Booz Allen Hamilton Holding Corp.	263,412	24,929,312
*	Bowman Consulting Group Ltd.	779	19,857
	Brady Corp., Class A	108,218	5,786,416
*	BrightView Holdings, Inc.	11,932	94,859

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Brink's Co.	108,700	$7,130,720
#*	Broadwind, Inc.	4,684	25,294
*	Builders FirstSource, Inc.	455,474	36,301,278
	BWX Technologies, Inc.	193,548	11,779,331
*	Byrna Technologies, Inc.	5,301	51,632
*	CACI International, Inc., Class A	60,078	18,509,431
	Carlisle Cos., Inc.	95,452	23,945,089
	Carrier Global Corp.	952,881	43,384,672
*	Casella Waste Systems, Inc., Class A	110,876	8,883,385
	Caterpillar, Inc.	426,704	107,653,152
*	CBIZ, Inc.	155,483	7,399,436
*	CECO Environmental Corp.	96,273	1,385,368
	CH Robinson Worldwide, Inc.	196,178	19,651,150
#*	Chart Industries, Inc.	94,765	12,696,615
	Chicago Rivet & Machine Co.	653	18,898
#*	Cimpress PLC	41,514	1,357,093
	Cintas Corp.	61,979	27,502,561
*	CIRCOR International, Inc.	85,764	2,371,375
*	Civeo Corp.	14,372	492,241
#*	Clarivate PLC	89,005	989,736
*	Clean Harbors, Inc.	152,293	19,843,778
	Columbus McKinnon Corp.	83,583	3,004,809
	Comfort Systems USA, Inc.	119,929	14,516,206
*	Commercial Vehicle Group, Inc.	85,531	716,750
	CompX International, Inc.	9,138	173,074
*	Concrete Pumping Holdings, Inc.	4,502	36,646
*	Construction Partners, Inc., Class A	86,689	2,452,432
#*	Copa Holdings SA, Class A	65,685	6,048,275
*	Copart, Inc.	474,427	31,601,582
#	Costamare, Inc.	387,171	3,929,786
*	CoStar Group, Inc.	185,770	14,471,483
#	Covenant Logistics Group, Inc.	38,654	1,281,767
*	CPI Aerostructures, Inc.	27,297	109,188
	CRA International, Inc.	23,082	2,743,065
	Crane Holdings Co.	121,368	14,067,765
	CSW Industrials, Inc.	50,720	6,857,851
	CSX Corp.	2,147,111	66,388,672
	Cummins, Inc.	196,659	49,074,287
	Curtiss-Wright Corp.	115,059	19,076,782
*	Daseke, Inc.	4,992	34,844
	Deere & Co.	214,381	90,648,862
*	Delta Air Lines, Inc.	574,439	22,460,565
#	Deluxe Corp.	100,862	2,016,231
#*	Distribution Solutions Group, Inc.	22,223	917,810
*	DLH Holdings Corp.	24,977	307,467
	Donaldson Co., Inc.	254,309	15,856,166
	Douglas Dynamics, Inc.	94,316	3,811,310
	Dover Corp.	200,203	30,396,821
*	Ducommun, Inc.	30,827	1,781,184
	Dun & Bradstreet Holdings, Inc.	27,417	401,659
*	DXP Enterprises, Inc.	47,518	1,439,795
*	Dycom Industries, Inc.	89,317	8,518,162
#	Eagle Bulk Shipping, Inc.	25,621	1,467,571
#	Eastern Co.	16,904	366,817
	Eaton Corp. PLC	255,540	41,451,143
	EMCOR Group, Inc.	147,948	21,933,291
	Emerson Electric Co.	308,638	27,845,320
#	Encore Wire Corp.	64,050	10,339,591
*	Energy Recovery, Inc.	6,828	151,104

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	125,852	$3,340,112
	EnerSys	104,077	8,640,473
	Eneti, Inc.	22,074	233,764
	Ennis, Inc.	72,001	1,529,301
	EnPro Industries, Inc.	52,274	6,328,813
	Equifax, Inc.	64,368	14,302,570
	Esab Corp.	91,490	5,289,037
	ESCO Technologies, Inc.	65,644	6,461,995
*	Espey Mfg. & Electronics Corp.	4,614	73,962
#*	EVI Industries, Inc.	100	2,036
*	Evoqua Water Technologies Corp.	132,517	6,428,400
	Expeditors International of Washington, Inc.	209,244	22,629,739
	Exponent, Inc.	101,735	10,431,907
	Fastenal Co.	537,333	27,162,183
	Federal Signal Corp.	166,270	8,853,877
	FedEx Corp.	192,028	37,226,548
#*	First Advantage Corp.	5,010	69,539
	Flowserve Corp.	196,958	6,779,294
#*	Fluor Corp.	97,973	3,600,508
*	Flux Power Holdings, Inc.	3,590	19,530
*	Forrester Research, Inc.	39,296	1,456,310
	Fortive Corp.	253,056	17,215,400
	Fortune Brands Innovations, Inc.	287,782	18,564,817
	Forward Air Corp.	71,609	7,723,031
*	Franklin Covey Co.	37,547	1,742,181
	Franklin Electric Co., Inc.	118,930	10,739,379
#*	FTI Consulting, Inc.	91,131	14,537,217
#*	FuelCell Energy, Inc.	90,123	329,850
*	Gates Industrial Corp. PLC	10,504	138,758
	GATX Corp.	100,773	11,533,470
#	Genco Shipping & Trading Ltd.	100,655	1,825,882
*	Gencor Industries, Inc.	30,874	328,499
*	Generac Holdings, Inc.	61,984	7,475,270
	General Dynamics Corp.	145,473	33,903,937
	General Electric Co.	318,522	25,634,651
#*	Gibraltar Industries, Inc.	82,181	4,402,436
	Global Industrial Co.	84,890	2,231,758
*	GMS, Inc.	102,650	6,089,198
	Gorman-Rupp Co.	72,915	2,094,848
	Graco, Inc.	282,239	19,282,568
	GrafTech International Ltd.	296,362	1,938,207
*	Graham Corp.	46,875	454,688
#	Granite Construction, Inc.	149,851	6,380,656
*	Great Lakes Dredge & Dock Corp.	230,767	1,587,677
#	Greenbrier Cos., Inc.	83,641	2,586,180
#*	GreenPower Motor Co., Inc.	5,005	18,368
#	Griffon Corp.	143,646	5,872,248
*	GXO Logistics, Inc.	244,132	12,775,428
	H&E Equipment Services, Inc.	131,617	6,697,989
*	Harsco Corp.	266,661	2,117,288
#*	Hawaiian Holdings, Inc.	127,984	1,576,763
#*	Hayward Holdings, Inc.	17,854	240,850
#	Healthcare Services Group, Inc.	117,605	1,584,139
#	Heartland Express, Inc.	183,325	3,083,527
	HEICO Corp.	36,086	6,168,902
	HEICO Corp., Class A	66,370	8,872,342
	Heidrick & Struggles International, Inc.	56,313	1,732,188
	Helios Technologies, Inc.	87,494	5,774,604
	Herc Holdings, Inc.	96,806	15,035,908

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Heritage-Crystal Clean, Inc.	59,582	$2,216,450
*	Hertz Global Holdings, Inc.	31,320	564,386
	Hexcel Corp.	217,628	15,360,184
	Hillenbrand, Inc.	189,771	8,892,669
	HireQuest, Inc.	871	18,744
#	HNI Corp.	94,532	3,003,282
	Honeywell International, Inc.	246,521	51,394,698
	Howmet Aerospace, Inc.	368,333	14,987,470
*	Hub Group, Inc., Class A	85,433	7,284,872
	Hubbell, Inc.	114,678	26,250,941
*	Hudson Global, Inc.	21,842	544,958
#*	Hudson Technologies, Inc.	2,500	25,525
	Huntington Ingalls Industries, Inc.	84,916	18,727,375
	Hurco Cos., Inc.	17,410	490,962
*	Huron Consulting Group, Inc.	85,109	5,790,816
	Hyster-Yale Materials Handling, Inc.	44,515	1,443,621
*	IAA, Inc.	212,048	8,848,763
	ICF International, Inc.	46,467	4,748,463
*	Ideal Power, Inc.	980	12,554
	IDEX Corp.	68,726	16,472,248
*	IES Holdings, Inc.	34,151	1,359,551
	Illinois Tool Works, Inc.	211,517	49,926,473
	Ingersoll Rand, Inc.	414,080	23,188,480
*	Innovative Solutions & Support, Inc.	32,517	270,541
	Insperity, Inc.	93,167	10,299,612
#	Insteel Industries, Inc.	56,913	1,706,821
	Interface, Inc.	148,144	1,685,879
*	iSun, Inc.	5,465	11,094
	ITT, Inc.	214,992	19,691,117
	Jacobs Solutions, Inc.	125,906	15,555,686
	JB Hunt Transport Services, Inc.	162,249	30,673,173
*	JELD-WEN Holding, Inc.	238,444	3,016,317
*	JetBlue Airways Corp.	774,137	6,193,096
	John Bean Technologies Corp.	75,632	8,450,363
	Johnson Controls International PLC	257,148	17,889,786
	Kadant, Inc.	31,929	6,506,172
	Kaman Corp.	66,437	1,675,541
#*	KAR Auction Services, Inc.	295,434	4,301,519
#	Karat Packaging, Inc.	622	9,349
#	KBR, Inc.	394,366	20,203,370
#	Kelly Services, Inc., Class A	156,157	2,826,442
#	Kennametal, Inc.	204,551	5,829,704
	Kforce, Inc.	89,580	5,028,125
	Kimball International, Inc., Class B	110,299	816,213
*	Kirby Corp.	143,861	10,182,482
	Knight-Swift Transportation Holdings, Inc.	359,120	21,223,992
	Korn Ferry	156,783	8,464,714
*	Kratos Defense & Security Solutions, Inc.	255,088	2,920,758
	L3Harris Technologies, Inc.	81,492	17,506,111
	Landstar System, Inc.	89,478	15,464,483
*	LB Foster Co., Class A	53,580	633,851
	Leidos Holdings, Inc.	192,635	19,040,043
	Lennox International, Inc.	42,358	11,039,342
*	Limbach Holdings, Inc.	29,902	384,839
	Lincoln Electric Holdings, Inc.	140,662	23,472,268
	Lindsay Corp.	25,421	3,981,437
	Lockheed Martin Corp.	161,715	74,916,091
*	LS Starrett Co., Class A	125,165	1,042,637
	LSI Industries, Inc.	75,131	1,031,549

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Luxfer Holdings PLC	717	$11,866
*	Manitex International, Inc.	52,595	214,588
*	Manitowoc Co., Inc.	173,657	2,379,101
	ManpowerGroup, Inc.	126,144	10,994,711
	Marten Transport Ltd.	242,734	5,361,994
	Masco Corp.	173,150	9,211,580
*	Masonite International Corp.	58,009	5,291,581
#*	MasTec, Inc.	238,312	23,409,388
*	Mastech Digital, Inc.	18,872	252,804
	Masterbrand, Inc.	287,782	2,647,594
*	Matrix Service Co.	127,846	1,031,717
	Matson, Inc.	134,791	8,912,381
	Matthews International Corp., Class A	80,617	2,986,054
	Maxar Technologies, Inc.	211,793	10,943,344
*	Mayville Engineering Co., Inc.	7,782	124,512
	McGrath RentCorp	83,386	8,300,242
	MDU Resources Group, Inc.	366,024	11,313,802
*	Mega Matrix Corp.	4,971	7,954
#*	Mercury Systems, Inc.	106,468	5,321,803
*	Mesa Air Group, Inc.	9,262	27,323
*	Middleby Corp.	118,953	18,491,244
	Miller Industries, Inc.	16,917	490,762
	MillerKnoll, Inc.	113,550	2,711,574
*	Mistras Group, Inc.	73,836	391,331
#*	Montrose Environmental Group, Inc.	13,038	706,138
	Moog, Inc., Class A	86,896	8,282,927
*	MRC Global, Inc.	185,901	2,528,254
	MSA Safety, Inc.	71,863	9,801,395
	MSC Industrial Direct Co., Inc., Class A	120,801	9,990,243
#	Mueller Industries, Inc.	171,196	11,221,898
	Mueller Water Products, Inc., Class A	385,013	4,870,414
*	MYR Group, Inc.	54,599	5,408,577
	National Presto Industries, Inc.	18,502	1,417,438
	NL Industries, Inc.	280,077	1,977,344
*	NN, Inc.	108,311	223,121
	Nordson Corp.	86,320	21,001,656
	Norfolk Southern Corp.	177,703	43,681,174
	Northrop Grumman Corp.	76,390	34,225,776
*	Northwest Pipe Co.	17,456	652,854
*	NOW, Inc.	284,117	3,989,003
*	NV5 Global, Inc.	31,191	4,157,448
	nVent Electric PLC	200,418	7,966,615
	Old Dominion Freight Line, Inc.	146,803	48,920,632
#	Omega Flex, Inc.	9,847	1,046,736
*	Orion Energy Systems, Inc.	20,054	33,290
*	Orion Group Holdings, Inc.	156,441	448,986
	Oshkosh Corp.	160,430	16,168,135
	Otis Worldwide Corp.	276,063	22,700,660
	Owens Corning	225,681	21,812,069
	P&F Industries, Inc., Class A	2,869	15,952
	PACCAR, Inc.	406,121	44,393,087
*	PAM Transportation Services, Inc.	67,432	1,952,156
	Pangaea Logistics Solutions Ltd.	74,703	453,447
#	Park Aerospace Corp.	81,147	1,128,755
	Parker-Hannifin Corp.	140,456	45,788,656
	Park-Ohio Holdings Corp.	63,201	837,413
*	Parsons Corp.	23,940	1,041,869
*	Patriot Transportation Holding, Inc.	7,392	58,545
	Pentair PLC	372,610	20,635,142

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Performant Financial Corp.	8,742	$28,324
#*	Perma-Fix Environmental Services, Inc.	20,738	86,063
*	Perma-Pipe International Holdings, Inc.	16,930	170,654
*	PGT Innovations, Inc.	175,403	3,806,245
*	Pineapple Energy, Inc.	4,474	9,888
	Pitney Bowes, Inc.	290,270	1,251,064
#*	Plug Power, Inc.	74,214	1,263,122
*	Polar Power, Inc.	680	1,170
	Powell Industries, Inc.	60,852	2,415,824
	Preformed Line Products Co.	15,008	1,325,657
	Primoris Services Corp.	142,329	3,785,951
#*	Proterra, Inc.	19,414	99,011
*	Proto Labs, Inc.	45,078	1,379,387
*	Quad/Graphics, Inc.	111,186	490,330
#	Quanex Building Products Corp.	89,451	2,315,886
	Quanta Services, Inc.	195,752	29,791,497
*	Quest Resource Holding Corp.	14,300	98,670
*	Radiant Logistics, Inc.	131,550	737,996
	Raytheon Technologies Corp.	701,753	70,070,037
#*	RBC Bearings, Inc.	30,855	7,527,694
#*	RCM Technologies, Inc.	22,400	299,040
#*	Red Violet, Inc.	3,910	92,960
	Regal Rexnord Corp.	181,802	25,306,838
	Republic Services, Inc.	173,384	21,641,791
*	Resideo Technologies, Inc.	159,600	3,069,108
#	Resources Connection, Inc.	82,921	1,432,046
#	REV Group, Inc.	223,852	2,867,544
	Robert Half International, Inc.	240,774	20,215,385
	Rockwell Automation, Inc.	126,860	35,778,326
	Rollins, Inc.	360,518	13,122,855
	Rush Enterprises, Inc., Class A	150,127	8,078,334
	Rush Enterprises, Inc., Class B	21,490	1,250,073
#*	RXO, Inc.	244,132	4,472,498
	Ryder System, Inc.	146,730	13,852,779
#*	Saia, Inc.	88,327	24,093,839
	Schneider National, Inc., Class B	36,225	959,963
	Science Applications International Corp.	126,544	13,132,736
	Sensata Technologies Holding PLC	271,440	13,802,724
#*	Servotronics, Inc.	1,473	16,550
	Shyft Group, Inc.	98,230	3,270,077
*	SIFCO Industries, Inc.	7,118	24,771
	Simpson Manufacturing Co., Inc.	93,249	9,987,900
#*	SiteOne Landscape Supply, Inc.	69,119	10,472,220
#*	SkyWest, Inc.	123,340	2,560,538
	Snap-on, Inc.	69,826	17,367,821
	Southwest Airlines Co.	540,293	19,326,281
*	SP Plus Corp.	62,668	2,363,210
#	Spirit Airlines, Inc.	200,426	3,976,452
*	SPX Technologies, Inc.	120,388	9,030,304
	Standex International Corp.	33,399	3,859,922
	Stanley Black & Decker, Inc.	139,980	12,501,614
#	Steelcase, Inc., Class A	305,006	2,379,047
*	Stericycle, Inc.	118,761	6,390,529
#*	Sterling Check Corp.	8,850	123,458
*	Sterling Infrastructure, Inc.	78,696	2,863,747
#*	Sunrun, Inc.	350,039	9,199,025
*	Taylor Devices, Inc.	4,452	72,479
	Tecnoglass, Inc.	42,859	1,467,492
	Tennant Co.	47,147	3,306,419

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Terex Corp.	193,637	$9,869,678
	Tetra Tech, Inc.	103,145	16,041,110
#	Textainer Group Holdings Ltd.	134,733	4,567,449
	Textron, Inc.	298,616	21,754,176
*	Thermon Group Holdings, Inc.	84,860	1,961,963
	Timken Co.	202,283	16,658,005
#*	Titan International, Inc.	254,984	4,255,683
*	Titan Machinery, Inc.	56,512	2,483,137
	Toro Co.	194,335	21,672,239
#*	TPI Composites, Inc.	77,675	1,013,659
	Trane Technologies PLC	129,482	23,192,816
#*	Transcat, Inc.	23,287	1,944,930
	TransDigm Group, Inc.	32,030	22,989,532
	TransUnion	167,794	12,039,219
*	Trex Co., Inc.	225,690	11,898,377
*	TriNet Group, Inc.	173,616	13,099,327
#	Trinity Industries, Inc.	287,379	8,267,894
#	Triton International Ltd.	180,495	12,750,167
*	Triumph Group, Inc.	7,808	88,933
*	TrueBlue, Inc.	114,165	2,241,059
*	Tutor Perini Corp.	193,393	1,773,414
*	Twin Disc, Inc.	34,347	346,905
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	63,133
*	Uber Technologies, Inc.	5,144	159,104
	UFP Industries, Inc.	200,248	18,733,200
#	U-Haul Holding Co.	36,617	2,454,438
	U-Haul Holding Co.	327,290	20,223,249
*	Ultralife Corp.	65,830	265,953
	UniFirst Corp.	35,315	7,007,909
	Union Pacific Corp.	574,109	117,227,317
*	United Airlines Holdings, Inc.	255,900	12,528,864
	United Parcel Service, Inc., Class B	446,131	82,636,845
*	United Rentals, Inc.	150,931	66,553,024
#*	Univar Solutions, Inc.	218,195	7,523,364
#	Universal Logistics Holdings, Inc.	72,087	2,589,365
#*	Urban-Gro, Inc.	1,949	7,406
#*	V2X, Inc.	30,979	1,368,033
	Valmont Industries, Inc.	54,352	17,921,485
	Verisk Analytics, Inc.	127,878	23,246,942
#	Veritiv Corp.	73,121	9,143,050
*	Viad Corp.	34,893	1,031,088
*	Vicor Corp.	37,966	2,635,979
*	Virco Mfg. Corp.	31,667	155,168
*	VirTra, Inc.	669	3,184
#	VSE Corp.	32,029	1,758,392
	Wabash National Corp.	192,420	4,956,739
	Waste Management, Inc.	331,754	51,332,296
#	Watsco, Inc.	55,494	15,947,311
	Watsco, Inc., Class B	4,958	1,423,120
	Watts Water Technologies, Inc., Class A	66,495	10,873,262
	Werner Enterprises, Inc.	193,671	9,096,727
*	WESCO International, Inc.	150,795	22,469,963
	Westinghouse Air Brake Technologies Corp.	190,221	19,746,842
*	Wilhelmina International, Inc.	3,392	14,959
*	Willdan Group, Inc.	26,504	504,636
#*	Willis Lease Finance Corp.	8,926	517,619
*	WillScot Mobile Mini Holdings Corp.	602,914	29,217,212
	Woodward, Inc.	135,694	13,876,068
	WW Grainger, Inc.	61,672	36,354,411

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	XPO, Inc.	244,132	$9,731,102
	Xylem, Inc.	141,223	14,688,604
#*	Yellow Corp.	21,138	69,967
	Zurn Elkay Water Solutions Corp.	346,718	7,579,255
TOTAL INDUSTRIALS			4,314,312,755
INFORMATION TECHNOLOGY — (20.8%)
*	8x8, Inc.	14,651	69,006
#*	908 Devices, Inc.	712	6,636
	A10 Networks, Inc.	7,694	119,103
	Accenture PLC, Class A	449,831	125,525,341
*	ACI Worldwide, Inc.	241,525	6,745,793
*	ADDvantage Technologies Group, Inc.	7,817	11,335
	Adeia, Inc.	290,487	3,180,833
*	Adobe, Inc.	215,170	79,686,058
	ADTRAN Holdings, Inc.	204,532	3,859,519
	Advanced Energy Industries, Inc.	101,003	9,367,018
*	Advanced Micro Devices, Inc.	628,898	47,261,685
*	Agilysys, Inc.	60,910	5,089,640
#*	Airgain, Inc.	21,069	168,552
*	Akamai Technologies, Inc.	159,798	14,214,032
#*	Akoustis Technologies, Inc.	15,149	55,900
*	Alarm.com Holdings, Inc.	54,518	2,922,165
#*	Alithya Group, Inc., Class A	39,261	68,707
*	Alkami Technology, Inc.	18,975	310,621
#*	Alpha & Omega Semiconductor Ltd.	73,230	2,413,661
*	Altair Engineering, Inc., Class A	24,387	1,294,950
*	Ambarella, Inc.	67,066	6,025,209
	Amdocs Ltd.	152,769	14,044,054
	American Software, Inc., Class A	72,741	1,106,391
	Amkor Technology, Inc.	775,818	22,700,435
	Amphenol Corp., Class A	315,268	25,148,928
*	AmpliTech Group, Inc.	308	693
#*	Amtech Systems, Inc.	33,942	367,592
	Analog Devices, Inc.	208,424	35,738,463
*	ANSYS, Inc.	58,464	15,572,471
*	Appfolio, Inc., Class A	15,492	1,740,216
	Apple, Inc.	9,799,385	1,413,953,262
	Applied Materials, Inc.	712,387	79,424,027
*	Arista Networks, Inc.	239,692	30,205,986
*	Arlo Technologies, Inc.	158,675	595,031
*	Arrow Electronics, Inc.	180,882	21,251,826
#*	Aspen Technology, Inc.	51,382	10,212,172
*	AstroNova, Inc.	16,656	220,692
#	Astrotech Corp.	1,031	12,320
*	Asure Software, Inc.	20,330	216,108
*	Atlassian Corp., Class A	22,273	3,599,762
*	Autodesk, Inc.	94,216	20,271,515
	Automatic Data Processing, Inc.	302,104	68,218,104
	Autoscope Technologies Corp.	1,031	4,266
*	Aviat Networks, Inc.	55,622	1,799,372
#*	Avid Technology, Inc.	85,924	2,604,356
	Avnet, Inc.	238,383	10,937,012
*	Aware, Inc.	51,506	92,196
*	Axcelis Technologies, Inc.	85,236	9,371,698
#*	AXT, Inc.	166,493	980,644
#	Badger Meter, Inc.	94,268	10,925,661
	Bel Fuse, Inc., Class A	4,354	175,684
	Bel Fuse, Inc., Class B	25,954	1,023,626

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	107,318	$8,702,417
	Benchmark Electronics, Inc.	89,392	2,502,082
*	Bill.Com Holdings, Inc.	771	89,143
	BK Technologies Corp.	24,446	93,628
*	Black Knight, Inc.	139,839	8,472,845
*	Blackbaud, Inc.	87,616	5,450,591
*	Block, Inc.	26,947	2,202,109
#*	BM Technologies, Inc.	14,728	66,571
*	Box, Inc., Class A	126,308	4,040,593
*	Brightcove, Inc.	18,100	114,754
	Broadcom, Inc.	284,762	166,588,618
	Broadridge Financial Solutions, Inc.	148,071	22,263,956
*	Cadence Design Systems, Inc.	49,256	9,005,474
*	CalAmp Corp.	43,839	202,975
*	Calix, Inc.	167,509	8,817,674
*	Cambium Networks Corp.	14,819	317,571
*	Cantaloupe, Inc.	4,641	23,623
#	Cass Information Systems, Inc.	29,891	1,451,507
	CDW Corp.	187,327	36,721,712
*	Cerence, Inc.	76,264	1,869,993
*	Ceridian HCM Holding, Inc.	53,959	3,900,157
*	CEVA, Inc.	48,328	1,600,623
*	Ciena Corp.	293,050	15,244,461
#*	Cirrus Logic, Inc.	146,292	13,223,334
	Cisco Systems, Inc.	2,308,415	112,350,558
#*	Clearfield, Inc.	31,727	2,267,211
	Climb Global Solutions, Inc.	9,192	348,193
*	Cloudflare, Inc., Class A	6,205	328,307
*	Coda Octopus Group, Inc.	22,446	162,060
	Cognex Corp.	86,749	4,748,640
	Cognizant Technology Solutions Corp., Class A	440,603	29,410,250
*	Cognyte Software Ltd.	144,448	547,458
#*	Coherent Corp.	111,706	4,848,040
#*	Cohu, Inc.	130,441	4,706,311
*	CommScope Holding Co., Inc.	318,454	2,675,014
*	CommVault Systems, Inc.	30,502	1,898,139
*	Computer Task Group, Inc.	47,645	340,662
	Comtech Telecommunications Corp.	131,268	2,081,910
	Concentrix Corp.	158,296	22,447,956
*	Conduent, Inc.	523,935	2,499,170
*	Consensus Cloud Solutions, Inc.	45,092	2,650,057
*	CoreCard Corp.	729	24,407
	Corning, Inc.	743,399	25,729,039
#*	CPI Card Group, Inc.	215	7,875
#*	CPS Technologies Corp.	3,094	9,158
#	Crexendo, Inc.	1,578	2,919
*	Crowdstrike Holdings, Inc., Class A	12,102	1,281,602
	CSG Systems International, Inc.	94,123	5,616,319
	CSP, Inc.	5,597	60,727
	CTS Corp.	77,908	3,467,685
*	CVD Equipment Corp.	2,767	33,730
#*	Daktronics, Inc.	206,111	859,483
*	Data I/O Corp.	16,306	68,648
*	Datadog, Inc., Class A	14,735	1,102,325
	Dell Technologies, Inc., Class C	160,487	6,518,982
*	Digi International, Inc.	76,996	2,617,094
*	Diodes, Inc.	130,146	11,607,722
*	DocuSign, Inc.	13,840	839,258
	Dolby Laboratories, Inc., Class A	117,937	9,383,068

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DoubleVerify Holdings, Inc.	10,546	$286,746
*	Dropbox, Inc., Class A	308,723	7,171,635
#*	Duck Creek Technologies, Inc.	28,040	530,797
*	DXC Technology Co.	406,733	11,685,439
*	Dynatrace, Inc.	53,832	2,068,764
*	DZS, Inc.	55,452	704,240
#	Ebix, Inc.	77,624	1,479,513
#*	Edgio, Inc.	221,886	348,361
*	eGain Corp.	48,808	474,414
*	Electro-Sensors, Inc.	1,588	6,860
#*	EMCORE Corp.	72,739	90,196
*	EngageSmart, Inc.	2,646	52,126
*	Enphase Energy, Inc.	66,551	14,733,060
#	Entegris, Inc.	176,156	14,217,551
#*	Envestnet, Inc.	46,814	3,042,910
*	EPAM Systems, Inc.	35,260	11,729,239
*	ePlus, Inc.	71,642	3,566,339
#*	Euronet Worldwide, Inc.	86,083	9,699,832
*	Everspin Technologies, Inc.	2,019	13,931
	EVERTEC, Inc.	158,139	5,841,655
*	Evo Payments, Inc., Class A	54,495	1,845,746
*	ExlService Holdings, Inc.	70,488	12,025,253
*	Extreme Networks, Inc.	22,772	410,579
*	F5, Inc.	72,060	10,640,380
*	Fabrinet	88,036	11,590,820
*	Fair Isaac Corp.	37,770	25,152,931
#*	FARO Technologies, Inc.	49,606	1,363,173
#*	Fastly, Inc., Class A	12,031	124,521
	Fidelity National Information Services, Inc.	276,247	20,729,575
*	First Solar, Inc.	217,114	38,559,446
*	Fiserv, Inc.	218,222	23,279,923
*	FleetCor Technologies, Inc.	119,372	24,926,067
*	Flex Ltd.	1,008,494	23,548,335
*	Flywire Corp.	7,045	190,004
*	FormFactor, Inc.	171,395	4,823,055
*	Fortinet, Inc.	210,490	11,017,047
*	Franklin Wireless Corp.	3,185	16,180
	Frequency Electronics, Inc.	36,985	221,910
*	Gartner, Inc.	98,196	33,203,995
	Gen Digital, Inc.	447,226	10,290,670
*	Genasys, Inc.	60,454	217,634
	Genpact Ltd.	426,269	20,153,998
	Global Payments, Inc.	155,375	17,513,870
*	Globant SA	41,877	6,791,612
*	GoDaddy, Inc., Class A	96,687	7,940,903
*	Grid Dynamics Holdings, Inc.	2,762	34,580
#*	GSI Technology, Inc.	60,553	123,528
*	Guidewire Software, Inc.	66,357	4,859,987
	Hackett Group, Inc.	105,620	2,334,202
#*	Harmonic, Inc.	259,780	3,421,303
	Hewlett Packard Enterprise Co.	1,175,649	18,963,218
	HP, Inc.	536,451	15,632,182
*	HubSpot, Inc.	5,453	1,892,246
#*	I3 Verticals, Inc., Class A	5,358	154,953
*	IBEX Holdings Ltd.	1,622	43,291
#*	Ichor Holdings Ltd.	67,700	2,288,260
*	Identiv, Inc.	30,918	269,605
	Immersion Corp.	62,202	455,319
#*	Infinera Corp.	183,453	1,342,876

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Information Services Group, Inc.	115,883	$607,227
#*	Innodata, Inc.	37,353	164,353
#*	Insight Enterprises, Inc.	86,519	9,752,422
	Intel Corp.	2,855,592	80,699,030
*	Intellicheck, Inc.	12,293	33,437
#	InterDigital, Inc.	88,259	6,173,717
	International Business Machines Corp.	703,932	94,840,758
*	International Money Express, Inc.	11,293	257,029
*	inTEST Corp.	24,960	324,480
*	Intevac, Inc.	59,949	411,250
	Intuit, Inc.	60,759	25,681,007
*	IPG Photonics Corp.	85,508	9,585,447
*	Issuer Direct Corp.	7,605	210,735
*	Iteris, Inc.	87,120	322,344
#*	Itron, Inc.	109,244	6,278,253
	Jabil, Inc.	545,108	42,861,842
	Jack Henry & Associates, Inc.	97,300	17,522,757
	Juniper Networks, Inc.	398,555	12,873,326
*	Key Tronic Corp.	22,454	104,187
*	Keysight Technologies, Inc.	196,157	35,180,758
*	Kimball Electronics, Inc.	43,092	1,099,708
	KLA Corp.	122,930	48,247,566
*	Knowles Corp.	437,426	8,411,702
#	Kulicke & Soffa Industries, Inc.	186,880	9,549,568
*	KVH Industries, Inc.	53,670	550,117
*	Kyndryl Holdings, Inc.	142,486	1,907,888
	Lam Research Corp.	144,358	72,193,436
#*	Lantronix, Inc.	35,760	180,588
#*	Lattice Semiconductor Corp.	167,024	12,658,749
#*	LGL Group, Inc.	6,640	29,946
	Littelfuse, Inc.	58,078	14,908,042
*	LiveRamp Holdings, Inc.	136,013	3,639,708
#*	Lumentum Holdings, Inc.	95,081	5,721,975
#*	Luna Innovations, Inc.	65,955	583,042
*	MACOM Technology Solutions Holdings, Inc.	102,186	6,848,506
*	Magnachip Semiconductor Corp.	69,402	735,661
*	Manhattan Associates, Inc.	143,352	18,687,367
*	Marqeta, Inc., Class A	75,658	501,613
	Marvell Technology, Inc.	412,775	17,811,241
	Mastercard, Inc., Class A	587,552	217,746,771
	Maximus, Inc.	159,916	11,969,713
*	MaxLinear, Inc.	137,512	5,665,494
*	MeridianLink, Inc.	2,467	39,176
	Methode Electronics, Inc.	92,194	4,401,342
	Microchip Technology, Inc.	566,055	43,937,189
	Micron Technology, Inc.	750,261	45,240,738
	Microsoft Corp.	4,545,568	1,126,437,206
#*	Mitek Systems, Inc.	69,635	686,601
#	MKS Instruments, Inc.	100,663	10,299,838
*	Model N, Inc.	743	29,467
*	MoneyGram International, Inc.	114,828	1,236,698
#*	MongoDB, Inc.	7,294	1,562,448
#	Monolithic Power Systems, Inc.	26,218	11,183,550
	Motorola Solutions, Inc.	56,026	14,399,242
#*	M-Tron Industries, Inc.	3,320	33,549
*	N-able, Inc.	1,650	16,945
#*	Napco Security Technologies, Inc.	59,390	1,720,528
	National Instruments Corp.	212,091	11,452,914
*	NCR Corp.	340,934	9,348,410

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Neonode, Inc.	2,413	$19,956
	NetApp, Inc.	262,486	17,384,448
*	NETGEAR, Inc.	77,748	1,552,628
#*	NetScout Systems, Inc.	176,271	5,658,299
#*	NetSol Technologies, Inc.	27,104	82,396
	Network-1 Technologies, Inc.	57,475	128,169
*	nLight, Inc.	32,754	406,150
*	Nortech Systems, Inc.	446	5,994
#*	Novanta, Inc.	65,551	10,584,520
	NVE Corp.	7,415	540,331
	NVIDIA Corp.	382,955	74,817,918
	NXP Semiconductors NV	70,283	12,953,860
*	Okta, Inc.	14,634	1,077,209
#*	Olo, Inc., Class A	19,109	153,254
*	ON Semiconductor Corp.	570,378	41,894,264
*	ON24, Inc.	3,427	31,803
*	One Stop Systems, Inc.	9,500	33,345
*	OneSpan, Inc.	143,739	1,985,036
*	Onto Innovation, Inc.	123,072	9,679,613
*	Optical Cable Corp.	8,150	33,211
	Oracle Corp.	463,128	40,968,303
*	OSI Systems, Inc.	48,760	4,618,060
#*	Palantir Technologies, Inc., Class A	91,842	714,531
#*	Palo Alto Networks, Inc.	34,785	5,518,292
#*	PAR Technology Corp.	2,861	97,245
*	Paya Holdings, Inc.	26,849	260,972
	Paychex, Inc.	201,591	23,356,333
*	Paycom Software, Inc.	45,175	14,633,989
*	Paylocity Holding Corp.	40,096	8,351,596
*	PayPal Holdings, Inc.	198,032	16,137,628
#*	Paysafe Ltd.	16,563	348,486
	PC Connection, Inc.	68,869	3,376,647
	PCTEL, Inc.	173,857	804,958
*	PDF Solutions, Inc.	89,834	2,854,925
#*	Perficient, Inc.	89,548	6,639,089
	PFSweb, Inc.	44,109	293,766
#*	Photronics, Inc.	331,515	6,007,052
#*	Pixelworks, Inc.	63,468	135,187
*	Plexus Corp.	86,602	8,312,926
	Power Integrations, Inc.	124,140	10,687,213
*	Powerfleet, Inc.	5,814	16,628
#*	PowerSchool Holdings, Inc., Class A	9,272	208,805
#*	Procore Technologies, Inc.	300	16,785
#	Progress Software Corp.	134,361	7,126,507
*	PTC, Inc.	81,914	11,048,560
*	Pure Storage, Inc., Class A	179,745	5,201,820
*	Qorvo, Inc.	128,541	13,967,265
	QUALCOMM, Inc.	817,724	108,929,014
*	Qualtrics International, Inc., Class A	43,892	692,177
*	Qualys, Inc.	76,204	8,790,893
#*	QuickLogic Corp.	8,226	49,850
#*	Rackspace Technology, Inc.	5,163	15,489
#*	Rambus, Inc.	288,458	11,673,895
#*	Repay Holdings Corp.	13,709	133,526
*	RF Industries Ltd.	19,118	100,561
#*	Ribbon Communications, Inc.	335,261	1,176,766
#	Richardson Electronics Ltd.	28,182	629,868
#*	Rimini Street, Inc.	12,521	56,344
#*	Rogers Corp.	40,264	5,620,452

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Roper Technologies, Inc.	42,200	$18,008,850
*	Salesforce, Inc.	185,416	31,144,326
*	Sanmina Corp.	183,395	11,174,257
	Sapiens International Corp. NV	52,324	1,185,662
*	ScanSource, Inc.	123,840	4,078,051
#	Seagate Technology Holdings PLC	332,302	22,523,430
#*	SecureWorks Corp., Class A	12,468	99,993
*	Semtech Corp.	120,199	3,970,173
*	ServiceNow, Inc.	15,136	6,888,848
#*	Shift4 Payments, Inc., Class A	10,336	661,917
*	ShotSpotter, Inc.	529	20,393
*	SigmaTron International, Inc.	9,201	34,780
*	Silicon Laboratories, Inc.	67,612	10,608,999
	Skyworks Solutions, Inc.	258,666	28,367,900
#*	SMART Global Holdings, Inc.	148,014	2,544,361
*	Snowflake, Inc., Class A	23,612	3,693,861
*	Socket Mobile, Inc.	3,691	8,821
*	SolarEdge Technologies, Inc.	20,505	6,543,761
*	SolarWinds Corp.	261,550	2,657,348
#*	Sono-Tek Corp.	696	4,176
*	Splunk, Inc.	30,493	2,920,315
*	SPS Commerce, Inc.	46,076	6,270,022
*	Squarespace, Inc., Class A	8,789	208,475
††	SRAX, Inc.	3,513	351
	SS&C Technologies Holdings, Inc.	238,881	14,416,468
*	Stratasys Ltd.	312,547	4,478,798
*	Sumo Logic, Inc.	17,715	209,568
#*	Super Micro Computer, Inc.	38,221	2,764,525
*	Synaptics, Inc.	91,544	11,445,746
*	Synopsys, Inc.	28,109	9,943,559
	Taitron Components, Inc., Class A	1,484	5,817
#*	TaskUS, Inc., Class A	5,443	101,512
	TD SYNNEX Corp.	158,296	16,169,936
	TE Connectivity Ltd.	215,681	27,423,839
*	Teledyne Technologies, Inc.	50,034	21,227,425
#*	Telos Corp.	14,459	70,126
*	Teradata Corp.	182,290	6,358,275
#	Teradyne, Inc.	253,971	25,828,851
*	TESSCO Technologies, Inc.	22,794	110,551
	Texas Instruments, Inc.	676,325	119,851,553
#*	TransAct Technologies, Inc.	17,129	129,153
*	Trimble, Inc.	235,510	13,673,711
*	Trio-Tech International	3,963	20,409
*	TSR, Inc.	1,081	9,059
	TTEC Holdings, Inc.	145,440	7,394,170
*	TTM Technologies, Inc.	258,126	4,057,741
#*	Turtle Beach Corp.	62,341	592,239
*	Twilio, Inc., Class A	18,985	1,136,062
*	Tyler Technologies, Inc.	18,698	6,035,153
*	Ultra Clean Holdings, Inc.	114,885	3,865,880
#*	Unisys Corp.	141,296	764,411
*	Unity Software, Inc.	27,080	961,882
	Universal Display Corp.	36,693	4,862,923
*	Upland Software, Inc.	21,159	184,718
*	Usio, Inc.	4,538	8,849
#*	Veeco Instruments, Inc.	107,588	2,136,698
*	Verint Systems, Inc.	131,987	5,011,546
*	VeriSign, Inc.	68,246	14,881,040
#*	Verra Mobility Corp.	39,272	605,967

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vertex, Inc., Class A	2,317	$31,279
#*	Viant Technology, Inc., Class A	2,633	11,954
#*	Viasat, Inc.	126,831	4,369,328
*	Viavi Solutions, Inc.	496,738	5,613,139
#	Visa, Inc., Class A	527,382	121,408,610
	Vishay Intertechnology, Inc.	322,340	7,378,363
*	Vishay Precision Group, Inc.	29,997	1,295,270
*	VMware, Inc., Class A	54,196	6,637,384
	Vontier Corp.	136,637	3,146,750
*	Western Digital Corp.	338,999	14,899,006
	Western Union Co.	509,835	7,224,362
*	WEX, Inc.	55,525	10,270,459
*	WidePoint Corp.	2,899	6,262
*	Wireless Telecom Group, Inc.	55,860	107,810
#*	Wolfspeed, Inc.	100,664	7,752,135
*	Workday, Inc., Class A	13,900	2,521,877
#*	Wrap Technologies, Inc.	5,132	13,241
	Xerox Holdings Corp.	370,354	6,066,399
#*	Xperi, Inc.	116,194	1,202,608
#*	Yext, Inc.	42,888	298,072
*	Zebra Technologies Corp., Class A	50,016	15,814,059
*	Zoom Video Communications, Inc., Class A	25,472	1,910,400
*	Zscaler, Inc.	14,108	1,751,649
TOTAL INFORMATION TECHNOLOGY			6,437,794,554
MATERIALS — (5.1%)
#*	Advanced Emissions Solutions, Inc.	90,608	280,885
	AdvanSix, Inc.	67,203	2,905,858
#*	AgroFresh Solutions, Inc.	54,123	162,369
	Air Products & Chemicals, Inc.	125,994	40,382,337
	Albemarle Corp.	107,476	30,249,120
	Alcoa Corp.	352,172	18,397,465
	Alpha Metallurgical Resources, Inc.	9,054	1,457,060
	Amcor PLC	1,615,087	19,477,949
*	American Biltrite, Inc.	36	5,400
	American Vanguard Corp.	76,378	1,725,379
#*	Ampco-Pittsburgh Corp.	162,224	532,095
	AptarGroup, Inc.	162,513	18,793,003
#*	Arconic Corp.	169,291	3,980,031
	Ardagh Metal Packaging SA	5,790	32,540
*	Ascent Industries Co.	24,899	282,853
	Ashland, Inc.	127,468	13,928,428
#*	Aspen Aerogels, Inc.	30,867	324,104
#*	ATI, Inc.	199,016	7,242,192
	Avery Dennison Corp.	136,814	25,918,044
	Avient Corp.	178,804	7,245,138
*	Axalta Coating Systems Ltd.	572,929	17,245,163
	Balchem Corp.	81,222	10,610,030
#	Ball Corp.	338,707	19,726,296
	Berry Global Group, Inc.	323,985	19,999,594
	Cabot Corp.	137,563	10,362,621
	Caledonia Mining Corp. PLC	1,563	21,507
	Carpenter Technology Corp.	118,680	5,731,057
	Celanese Corp.	147,756	18,203,539
*	Century Aluminum Co.	264,953	2,978,072
	CF Industries Holdings, Inc.	376,519	31,891,159
	Chase Corp.	25,373	2,394,704
	Chemours Co.	288,167	10,486,397
*	Clearwater Paper Corp.	111,620	4,309,648

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Cleveland-Cliffs, Inc.	891,858	$19,041,168
#*	Coeur Mining, Inc.	580,125	2,256,686
	Commercial Metals Co.	311,174	16,887,413
	Compass Minerals International, Inc.	97,005	4,526,253
#*	Core Molding Technologies, Inc.	18,851	294,076
	Corteva, Inc.	503,720	32,464,754
#	Crown Holdings, Inc.	253,463	22,345,298
*	Dakota Gold Corp.	13,361	46,897
	Dow, Inc.	786,968	46,706,551
	DuPont de Nemours, Inc.	152,551	11,281,146
	Eagle Materials, Inc.	112,205	16,390,906
	Eastman Chemical Co.	156,668	13,813,418
	Ecolab, Inc.	91,823	14,216,955
*	Ecovyst, Inc.	8,527	89,448
	Element Solutions, Inc.	619,946	12,696,494
*	Ferroglobe PLC	118,351	562,167
*	Flexible Solutions International, Inc.	1,236	3,943
#*	Flotek Industries, Inc.	692,943	838,461
	FMC Corp.	156,846	20,880,908
	Fortitude Gold Corp.	54,214	346,970
	Freeport-McMoRan, Inc.	1,347,461	60,123,710
	Friedman Industries, Inc.	15,398	172,612
#	FutureFuel Corp.	122,611	1,136,604
	Glatfelter Corp.	166,695	730,124
#	Gold Resource Corp.	189,752	328,271
	Graphic Packaging Holding Co.	1,013,404	24,412,902
	Greif, Inc., Class A	75,813	5,415,323
	Greif, Inc., Class B	32,148	2,648,995
	Hawkins, Inc.	60,754	2,369,406
#	Haynes International, Inc.	29,613	1,649,148
#	HB Fuller Co.	126,202	8,720,558
#	Hecla Mining Co.	1,347,054	8,311,323
	Huntsman Corp.	573,156	18,163,314
*	Ingevity Corp.	100,470	8,282,747
	Innospec, Inc.	59,516	6,726,498
	International Flavors & Fragrances, Inc.	203,680	22,905,853
	International Paper Co.	445,579	18,634,114
#*	Intrepid Potash, Inc.	33,722	1,103,721
#	Kaiser Aluminum Corp.	34,717	3,038,432
	Koppers Holdings, Inc.	52,218	1,807,265
#	Kronos Worldwide, Inc.	166,735	1,942,463
	Linde PLC	183,953	60,877,406
#*	Livent Corp.	378,191	9,802,711
	Louisiana-Pacific Corp.	308,405	20,999,296
*	LSB Industries, Inc.	204,429	2,598,293
	LyondellBasell Industries NV, Class A	492,153	47,586,274
	Martin Marietta Materials, Inc.	58,468	21,027,432
#	Materion Corp.	52,387	4,727,927
#	Mativ Holdings, Inc.	139,735	3,851,097
	Mercer International, Inc.	179,703	2,287,619
	Minerals Technologies, Inc.	81,152	5,636,006
	Mosaic Co.	460,619	22,819,065
#*	MP Materials Corp.	57,799	1,879,045
	Myers Industries, Inc.	119,166	2,869,517
	NewMarket Corp.	21,784	7,504,806
	Newmont Corp.	528,515	27,974,299
#	Nexa Resources SA	10,918	79,265
	Northern Technologies International Corp.	17,402	227,096
	Nucor Corp.	420,849	71,131,898

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	O-I Glass, Inc.	389,062	$7,489,444
	Olin Corp.	431,988	27,902,105
#	Olympic Steel, Inc.	54,092	2,393,030
	Orion Engineered Carbons SA	26,123	549,105
	Packaging Corp. of America	172,965	24,682,105
	PPG Industries, Inc.	251,076	32,725,246
#	Quaker Chemical Corp.	2,856	562,261
#	Ramaco Resources, Inc.	18,463	192,569
*	Ranpak Holdings Corp.	4,961	38,001
#*	Rayonier Advanced Materials, Inc.	297,052	2,058,570
	Reliance Steel & Aluminum Co.	156,939	35,695,776
*	Resolute Forest Products, Inc.	229,171	4,975,302
	Royal Gold, Inc.	98,520	12,514,996
	RPM International, Inc.	231,586	20,821,897
	Ryerson Holding Corp.	111,001	4,236,908
	Schnitzer Steel Industries, Inc., Class A	74,622	2,525,208
#	Scotts Miracle-Gro Co.	118,088	8,524,773
	Sealed Air Corp.	185,813	10,175,120
	Sensient Technologies Corp.	92,373	6,991,712
	Sherwin-Williams Co.	184,804	43,722,778
	Silgan Holdings, Inc.	336,994	18,160,607
	Sonoco Products Co.	282,079	17,237,848
#	Southern Copper Corp.	99,431	7,478,206
	Steel Dynamics, Inc.	481,497	58,087,798
	Stepan Co.	67,327	7,395,198
*	Summit Materials, Inc., Class A	302,080	9,926,349
	SunCoke Energy, Inc.	198,945	1,812,389
	Sylvamo Corp.	55,227	2,624,939
#*	TimkenSteel Corp.	177,100	3,483,557
#	Tredegar Corp.	115,952	1,406,498
	TriMas Corp.	121,631	3,745,018
#	Trinseo PLC	168,225	4,668,244
	Tronox Holdings PLC	385,176	6,605,768
*	U.S. Gold Corp.	2,268	10,569
	U.S. Steel Corp.	518,453	14,770,726
#	United States Lime & Minerals, Inc.	14,087	2,138,407
*	Universal Stainless & Alloy Products, Inc.	32,024	259,074
	Valvoline, Inc.	334,586	12,265,923
	Vulcan Materials Co.	124,001	22,733,103
	Warrior Met Coal, Inc.	126,547	4,793,600
#	Westlake Corp.	140,920	17,297,930
	WestRock Co.	327,363	12,845,724
	Worthington Industries, Inc.	126,194	7,176,653
TOTAL MATERIALS			1,581,175,418
REAL ESTATE — (0.3%)
#*	AMREP Corp.	14,457	196,832
*	Anywhere Real Estate, Inc.	321,989	2,730,467
*	CBRE Group, Inc., Class A	360,063	30,788,987
#*	CKX Lands, Inc.	2,161	21,588
*	Comstock Holding Cos., Inc.	2,731	11,607
#*	Cushman & Wakefield PLC	68,624	990,244
#	Douglas Elliman, Inc.	124,404	579,723
#*	Fathom Holdings, Inc.	1,075	5,751
#*	Five Point Holdings LLC, Class A	101,104	260,848
*	Forestar Group, Inc.	32,817	488,317
*	FRP Holdings, Inc.	23,658	1,328,870
#*	Howard Hughes Corp.	90,582	7,743,855
*	InterGroup Corp.	677	31,122

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Jones Lang LaSalle, Inc.	101,821	$18,823,648
*	JW Mays, Inc.	2,713	115,926
#	Kennedy-Wilson Holdings, Inc.	336,154	6,010,434
#	Marcus & Millichap, Inc.	96,875	3,510,750
*	Maui Land & Pineapple Co., Inc.	13,708	124,057
	Newmark Group, Inc., Class A	360,291	3,087,694
#*	Rafael Holdings, Inc., Class B	38,641	79,600
	RE/MAX Holdings, Inc., Class A	86,281	1,968,070
#*	Redfin Corp.	26,300	196,724
	RMR Group, Inc., Class A	21,961	681,230
#	St. Joe Co.	194,168	9,145,313
#	Stratus Properties, Inc.	22,438	494,085
*	Tejon Ranch Co.	73,433	1,470,129
*	Zillow Group, Inc., Class A	49,328	2,119,131
*	Zillow Group, Inc., Class C	150,468	6,652,190
TOTAL REAL ESTATE			99,657,192
UTILITIES — (1.9%)
	AES Corp.	497,941	13,648,563
	ALLETE, Inc.	78,390	4,849,205
	Alliant Energy Corp.	141,127	7,625,092
	Ameren Corp.	144,378	12,542,117
	American Electric Power Co., Inc.	109,537	10,292,096
	American States Water Co.	56,210	5,293,296
	American Water Works Co., Inc.	105,607	16,526,439
#	Artesian Resources Corp., Class A	17,059	1,004,775
#	Atlantica Sustainable Infrastructure PLC	234,494	6,429,825
#	Atmos Energy Corp.	78,451	9,221,130
#	Avangrid, Inc.	62,463	2,634,065
	Avista Corp.	102,191	4,077,421
	Black Hills Corp.	111,989	8,105,764
#	Brookfield Renewable Corp., Class A	69,657	2,195,589
	California Water Service Group	92,876	5,681,225
	CenterPoint Energy, Inc.	297,695	8,966,573
	Chesapeake Utilities Corp.	33,768	4,257,469
	Clearway Energy, Inc., Class A	67,535	2,164,497
#	Clearway Energy, Inc., Class C	118,070	3,989,585
	CMS Energy Corp.	165,770	10,475,006
	Consolidated Edison, Inc.	139,189	13,266,104
	Consolidated Water Co. Ltd.	40,703	596,299
	Constellation Energy Corp.	93,591	7,988,928
	Dominion Energy, Inc.	170,652	10,860,293
	DTE Energy Co.	109,778	12,774,866
	Duke Energy Corp.	151,638	15,535,313
	Edison International	211,080	14,543,412
	Entergy Corp.	116,917	12,659,773
	Essential Utilities, Inc.	188,103	8,790,053
	Evergy, Inc.	171,898	10,769,410
	Eversource Energy	148,396	12,217,443
	Exelon Corp.	259,219	10,936,450
	FirstEnergy Corp.	314,908	12,895,483
	Genie Energy Ltd., Class B	60,892	666,767
	Global Water Resources, Inc.	1,921	27,336
	Hawaiian Electric Industries, Inc.	122,659	5,184,796
#	IDACORP, Inc.	68,279	7,224,601
	MGE Energy, Inc.	65,025	4,753,978
#	Middlesex Water Co.	35,564	2,982,397
	National Fuel Gas Co.	93,204	5,411,424
	New Jersey Resources Corp.	192,921	9,630,616

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	NextEra Energy, Inc.	427,752	$31,923,132
	NiSource, Inc.	284,011	7,881,305
#	Northwest Natural Holding Co.	47,422	2,377,739
	NorthWestern Corp.	76,091	4,321,969
	NRG Energy, Inc.	655,006	22,414,305
	OGE Energy Corp.	209,231	8,226,963
	ONE Gas, Inc.	84,597	6,967,409
#	Ormat Technologies, Inc.	137,949	12,767,180
	Otter Tail Corp.	85,677	5,496,179
*	PG&E Corp.	712,198	11,323,948
	Pinnacle West Capital Corp.	101,396	7,559,072
	PNM Resources, Inc.	170,699	8,446,186
#	Portland General Electric Co.	143,914	6,847,428
	PPL Corp.	447,715	13,252,364
	Public Service Enterprise Group, Inc.	241,400	14,949,902
*	Pure Cycle Corp.	41,462	371,914
#	RGC Resources, Inc.	16,102	378,397
	Sempra Energy	71,702	11,495,982
	SJW Group	63,604	4,923,586
	South Jersey Industries, Inc.	154,488	5,575,472
	Southern Co.	226,157	15,306,306
	Southwest Gas Holdings, Inc.	73,783	4,938,296
	Spire, Inc.	73,774	5,327,958
#*	Sunnova Energy International, Inc.	78,520	1,529,570
	UGI Corp.	223,261	8,892,486
	Unitil Corp.	32,521	1,696,621
#	Via Renewables, Inc.	37,216	249,719
	Vistra Corp.	737,210	17,000,063
	WEC Energy Group, Inc.	133,404	12,538,642
	Xcel Energy, Inc.	213,294	14,668,228
	York Water Co.	29,489	1,340,275
TOTAL UTILITIES			590,684,070
TOTAL COMMON STOCKS			29,943,601,086
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	15,057	356,098
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	15,643	736,785
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,575	2,001,240
TOTAL PREFERRED STOCKS			3,094,123
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*	Triumph Group, Inc. Warrants 12/19/23	2,342	2,389
TOTAL INVESTMENT SECURITIES (Cost $13,215,052,009)			29,946,697,598

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 4.180%	257,581,893	257,581,893

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	72,362,254	$837,086,550
TOTAL INVESTMENTS — (100.0%)
(Cost $14,309,656,683)^^			$31,041,366,041
As of January 31, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,219	03/17/23	$245,203,605	$249,285,500	$4,081,895
Total Futures Contracts			$245,203,605	$249,285,500	$4,081,895
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,816,029,773	$145,922	—	$1,816,175,695
Consumer Discretionary	3,236,404,144	15,842,203	$6,808	3,252,253,155
Consumer Staples	1,867,889,364	445,796	23,430	1,868,358,590
Energy	1,904,988,299	—	—	1,904,988,299
Financials	4,529,197,725	90,128	—	4,529,287,853
Health Care	3,536,711,129	10,201,867	2,000,509	3,548,913,505
Industrials	4,312,780,447	1,532,308	—	4,314,312,755
Information Technology	6,437,794,203	—	351	6,437,794,554
Materials	1,581,175,418	—	—	1,581,175,418
Real Estate	99,541,266	115,926	—	99,657,192
Utilities	590,684,070	—	—	590,684,070
Preferred Stocks
Communication Services	356,098	—	—	356,098
Consumer Discretionary	736,785	—	—	736,785
Industrials	2,001,240	—	—	2,001,240
Rights/Warrants
Industrials	—	2,389	—	2,389
Temporary Cash Investments	257,581,893	—	—	257,581,893
Securities Lending Collateral	—	837,086,550	—	837,086,550
Futures Contracts**	4,081,895	—	—	4,081,895
TOTAL	$30,177,953,749	$865,463,089	$2,031,098^	$31,045,447,936
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (5.3%)
	Activision Blizzard, Inc.	35,792	$2,740,593
*	Alphabet, Inc., Class A	204,320	20,194,989
*	Alphabet, Inc., Class C	174,880	17,465,266
#*	Altice USA, Inc., Class A	31,187	152,816
#*	AMC Networks, Inc., Class A	62,370	1,154,469
#*	Angi, Inc.	57,744	168,035
*	Anterix, Inc.	2,469	89,057
	AT&T, Inc.	591,989	12,058,816
	ATN International, Inc.	17,671	863,759
*	Bandwidth, Inc., Class A	11,672	290,399
*	Boston Omaha Corp., Class A	6,749	178,511
*	Bumble, Inc., Class A	3,063	78,872
	Cable One, Inc.	1,282	1,012,626
#*	Cargurus, Inc.	32,833	579,502
#*	Cars.com, Inc.	58,406	998,743
*	Charter Communications, Inc., Class A	6,662	2,560,273
#*	Cinemark Holdings, Inc.	48,992	584,964
	Cogent Communications Holdings, Inc.	17,652	1,210,398
	Comcast Corp., Class A	542,795	21,358,983
*	comScore, Inc.	69,446	84,724
*	Consolidated Communications Holdings, Inc.	63,509	276,264
*	Cumulus Media, Inc., Class A	667	4,469
*	Daily Journal Corp.	563	172,278
	DallasNews Corp.	1,667	8,618
*	DHI Group, Inc.	31,243	185,583
#*	DISH Network Corp., Class A	117,268	1,687,487
*	EchoStar Corp., Class A	37,732	705,966
	Electronic Arts, Inc.	9,605	1,235,971
*	Emerald Holding, Inc.	3,272	13,055
*	Endeavor Group Holdings, Inc., Class A	2,837	63,634
	Entravision Communications Corp., Class A	62,511	406,322
#*	EverQuote, Inc., Class A	11,338	176,873
*	EW Scripps Co., Class A	69,012	1,031,729
	FG Group Holdings, Inc.	7,403	17,397
	Fox Corp., Class A	92,467	3,138,330
	Fox Corp., Class B	102,451	3,247,697
*	Frontier Communications Parent, Inc.	49,921	1,478,161
#*	Gannett Co., Inc.	128,396	290,175
	Gray Television, Inc.	82,293	1,066,517
	Gray Television, Inc., Class A	2,300	30,360
*	Harte Hanks, Inc.	2,751	34,305
*	IDT Corp., Class B	62,410	1,834,230
#*	iHeartMedia, Inc., Class A	100,255	776,976
#*	IMAX Corp.	43,682	742,594
*	Integral Ad Science Holding Corp.	26,267	270,025
	Interpublic Group of Cos., Inc.	80,376	2,930,509
*	Iridium Communications, Inc.	116,883	6,994,279
	John Wiley & Sons, Inc., Class A	28,602	1,309,972
#	John Wiley & Sons, Inc., Class B	2,087	94,833
*	Lee Enterprises, Inc.	3,098	70,480
*	Liberty Broadband Corp., Class A	3,632	325,500
*»	Liberty Broadband Corp., Class B	234	20,971
*	Liberty Broadband Corp., Class C	37,226	3,342,150

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Latin America Ltd., Class A	118,400	$1,165,056
*	Liberty Latin America Ltd., Class C	321,838	3,170,104
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	273,136
*»	Liberty Media Corp.-Liberty Braves, Class B	93	4,092
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	657,741
*	Liberty Media Corp.-Liberty Formula One, Class A	8,313	529,372
*	Liberty Media Corp.-Liberty Formula One, Class C	61,771	4,373,387
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,224	537,159
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	13,472
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	1,997,107
#*	Lions Gate Entertainment Corp., Class A	27,097	215,963
*	Lions Gate Entertainment Corp., Class B	93,098	709,407
*	Live Nation Entertainment, Inc.	11,490	924,830
	Lumen Technologies, Inc.	627,754	3,295,709
*	Madison Square Garden Entertainment Corp.	22,059	1,153,465
	Madison Square Garden Sports Corp.	3,747	681,354
*	Magnite, Inc.	48,364	584,237
#	Marcus Corp.	26,154	395,972
*	Match Group, Inc.	9,850	533,082
*	Meta Platforms, Inc., Class A	172,392	25,681,236
*	Netflix, Inc.	8,150	2,883,959
	New York Times Co., Class A	41,331	1,439,972
	News Corp., Class A	174,543	3,536,241
	News Corp., Class B	90,843	1,856,831
	Nexstar Media Group, Inc.	33,521	6,864,095
	Omnicom Group, Inc.	38,949	3,349,225
*	Ooma, Inc.	2,567	36,888
	Paramount Global, Class A	3,778	100,684
	Paramount Global, Class B	114,690	2,656,220
*	Pinterest, Inc., Class A	9,803	257,721
*	PubMatic, Inc., Class A	6,279	96,257
*	QuinStreet, Inc.	35,147	538,804
*	Reading International, Inc., Class A	38,223	132,252
	Saga Communications, Inc., Class A	5,577	140,819
	Scholastic Corp.	29,799	1,318,308
*	Sciplay Corp., Class A	9,292	157,871
	Shenandoah Telecommunications Co.	57,187	1,118,006
	Shutterstock, Inc.	17,912	1,348,236
#	Sinclair Broadcast Group, Inc., Class A	35,883	740,266
#	Sirius XM Holdings, Inc.	120,878	699,884
	Spok Holdings, Inc.	28,056	234,268
*	Spotify Technology SA	5,966	672,488
*	Take-Two Interactive Software, Inc.	32,115	3,636,381
*	TechTarget, Inc.	17,658	874,601
	TEGNA, Inc.	194,817	3,882,703
	Telephone & Data Systems, Inc.	136,068	1,819,229
*	Telesat Corp.	1,933	17,861
*	Thryv Holdings, Inc.	15,004	335,639
*	T-Mobile U.S., Inc.	48,874	7,297,377
*	Townsquare Media, Inc., Class A	16,264	121,817
*	Trade Desk, Inc., Class A	8,822	447,275
#*	Travelzoo	12,456	66,515
*	TripAdvisor, Inc.	47,885	1,115,721
*	TrueCar, Inc.	54,975	171,522
*	U.S. Cellular Corp.	8,049	196,879
*	Urban One, Inc.	25,200	125,496
*	Urban One, Inc.	4,808	33,704
	Verizon Communications, Inc.	523,811	21,774,823
*	Walt Disney Co.	87,280	9,469,007

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Warner Bros Discovery, Inc.	311,509	$4,616,563
*	WideOpenWest, Inc.	45,003	517,084
#	World Wrestling Entertainment, Inc., Class A	10,889	921,427
*	Yelp, Inc.	39,616	1,248,300
*	Zedge, Inc., Class B	5,669	12,472
#*	Ziff Davis, Inc.	32,238	2,884,656
TOTAL COMMUNICATION SERVICES			256,471,733
CONSUMER DISCRETIONARY — (10.9%)
#	Cheesecake Factory, Inc.	26,709	1,048,328
*	1-800-Flowers.com, Inc., Class A	37,182	370,705
*	1stdibs.com, Inc.	2,927	17,767
#*	2U, Inc.	20,577	177,580
#	Aaron's Co., Inc.	37,551	550,122
*	Abercrombie & Fitch Co., Class A	58,127	1,683,358
#	Academy Sports & Outdoors, Inc.	62,116	3,628,817
#	Acushnet Holdings Corp.	69,470	3,261,616
*	Adient PLC	51,141	2,302,368
	ADT, Inc.	180,143	1,583,457
*	Adtalem Global Education, Inc.	49,847	1,903,158
	Advance Auto Parts, Inc.	16,644	2,534,548
*	Amazon.com, Inc.	200,256	20,652,401
	AMCON Distributing Co.	438	77,307
*	American Axle & Manufacturing Holdings, Inc.	119,602	1,060,870
	American Eagle Outfitters, Inc.	133,690	2,157,757
*	American Outdoor Brands, Inc.	14,342	150,304
*	American Public Education, Inc.	31,937	386,757
#*	America's Car-Mart, Inc.	10,033	864,243
*	Aptiv PLC	17,650	1,996,038
	Aramark	111,373	4,959,440
	Ark Restaurants Corp.	2,975	55,335
	Arko Corp.	8,342	69,989
#*	Asbury Automotive Group, Inc.	19,530	4,296,600
	Autoliv, Inc.	26,841	2,472,593
*	AutoNation, Inc.	44,678	5,661,596
*	Barnes & Noble Education, Inc.	6,335	14,634
	Bassett Furniture Industries, Inc.	9,023	174,685
	Bath & Body Works, Inc.	16,472	757,877
*	Beazer Homes USA, Inc.	33,974	556,154
	Best Buy Co., Inc.	38,802	3,442,513
	Big 5 Sporting Goods Corp.	27,233	272,058
#	Big Lots, Inc.	56,433	923,244
#*	Biglari Holdings, Inc., Class A	142	113,600
*	Biglari Holdings, Inc., Class B	1,757	286,514
*	BJ's Restaurants, Inc.	22,547	711,809
	Bloomin' Brands, Inc.	44,701	1,083,999
#	Bluegreen Vacations Holding Corp.	4,277	138,746
*	Boot Barn Holdings, Inc.	35,095	2,930,082
	BorgWarner, Inc.	143,346	6,777,399
	Boyd Gaming Corp.	57,508	3,583,323
*	Bright Horizons Family Solutions, Inc.	15,179	1,165,444
*	Brinker International, Inc.	18,604	734,114
	Brunswick Corp.	50,302	4,241,968
	Buckle, Inc.	25,922	1,140,568
*	Build-A-Bear Workshop, Inc.	15,113	371,175
#*	Burlington Stores, Inc.	2,401	551,822
*	Caesars Entertainment, Inc.	17,048	887,519
	Caleres, Inc.	34,981	910,206
	Camping World Holdings, Inc., Class A	10,608	269,549

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Capri Holdings Ltd.	44,674	$2,970,374
*	CarMax, Inc.	59,186	4,169,654
*	CarParts.com, Inc.	2,107	14,370
	Carriage Services, Inc.	24,853	805,734
*	Carrols Restaurant Group, Inc.	41,335	88,870
#	Carter's, Inc.	19,745	1,646,141
	Cato Corp., Class A	36,648	364,281
*	Cavco Industries, Inc.	7,684	2,044,712
	Century Communities, Inc.	28,311	1,732,633
*	Chegg, Inc.	76,327	1,584,549
*	Chico's FAS, Inc.	136,488	719,292
*	Children's Place, Inc.	8,738	396,443
	Choice Hotels International, Inc.	8,184	1,005,732
	Churchill Downs, Inc.	2,565	636,377
*	Chuy's Holdings, Inc.	14,866	508,863
*	Citi Trends, Inc.	8,687	273,467
	Columbia Sportswear Co.	32,436	3,110,612
*	Conn's, Inc.	22,508	211,800
#*	Container Store Group, Inc.	9,288	48,390
*	Cooper-Standard Holdings, Inc.	19,388	323,973
*	Coursera, Inc.	8,253	131,635
#	Cracker Barrel Old Country Store, Inc.	16,117	1,798,335
#	Cricut, Inc., Class A	4,863	47,609
*	Crocs, Inc.	480	58,450
	Crown Crafts, Inc.	4,355	25,564
	Culp, Inc.	13,186	68,567
	Dana, Inc.	68,940	1,250,572
	Darden Restaurants, Inc.	16,601	2,456,450
*	Dave & Buster's Entertainment, Inc.	24,291	1,053,015
*	Deckers Outdoor Corp.	10,419	4,453,914
*	Delta Apparel, Inc.	12,387	144,556
*	Denny's Corp.	22,857	274,741
#	Designer Brands, Inc., Class A	37,142	382,934
*	Destination XL Group, Inc.	5,843	41,661
	Dick's Sporting Goods, Inc.	45,153	5,904,206
	Dillard's, Inc., Class A	27,202	10,698,819
	Dine Brands Global, Inc.	1,652	127,716
	Dollar General Corp.	11,806	2,757,882
*	Dollar Tree, Inc.	31,716	4,763,109
	Domino's Pizza, Inc.	3,037	1,072,061
*	Dorman Products, Inc.	28,751	2,790,572
	DR Horton, Inc.	125,278	12,363,686
*	Duluth Holdings, Inc., Class B	3,783	25,157
	eBay, Inc.	25,601	1,267,250
#	Educational Development Corp.	6,574	21,694
	El Pollo Loco Holdings, Inc.	35,651	437,438
	Escalade, Inc.	12,824	159,274
#	Ethan Allen Interiors, Inc.	26,692	767,128
#*	Etsy, Inc.	4,577	629,704
	European Wax Center, Inc., Class A	4,248	80,032
*	Expedia Group, Inc.	4,495	513,779
*	Fiesta Restaurant Group, Inc.	20,284	172,008
#*	Five Below, Inc.	10,014	1,974,060
	Flanigan's Enterprises, Inc.	300	7,920
	Flexsteel Industries, Inc.	8,594	165,520
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,403,213
#	Foot Locker, Inc.	59,658	2,595,720
	Ford Motor Co.	462,094	6,242,890
*	Fossil Group, Inc.	8,743	49,660

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Fox Factory Holding Corp.	14,392	$1,699,551
#	Franchise Group, Inc.	4,692	144,936
*	Frontdoor, Inc.	15,293	415,664
*	Full House Resorts, Inc.	19,188	169,238
#*	Funko, Inc., Class A	24,947	301,859
	Gap, Inc.	177,324	2,406,287
	Garmin Ltd.	22,692	2,243,785
	General Motors Co.	208,405	8,194,485
*	Genesco, Inc.	14,308	690,933
	Gentex Corp.	155,770	4,596,773
*	Gentherm, Inc.	32,515	2,420,091
	Genuine Parts Co.	16,918	2,839,179
*	G-III Apparel Group Ltd.	56,994	964,338
#*	Good Times Restaurants, Inc.	3,814	10,946
*	Goodyear Tire & Rubber Co.	185,034	2,081,632
*	GoPro, Inc., Class A	142,369	875,569
	Graham Holdings Co., Class B	4,229	2,762,848
*	Grand Canyon Education, Inc.	25,569	2,980,323
*	Green Brick Partners, Inc.	22,902	714,542
#	Group 1 Automotive, Inc.	15,409	3,295,215
*	GrowGeneration Corp.	41,350	213,366
	Guess?, Inc.	46,868	1,085,932
#	H&R Block, Inc.	52,663	2,052,804
	Hamilton Beach Brands Holding Co., Class A	16,507	213,766
#	Hanesbrands, Inc.	144,709	1,221,344
	Harley-Davidson, Inc.	66,129	3,043,918
	Hasbro, Inc.	16,501	976,364
#	Haverty Furniture Cos., Inc.	19,633	685,584
	Haverty Furniture Cos., Inc., Class A	1,796	61,693
#*	Helen of Troy Ltd.	20,370	2,304,051
	Hibbett, Inc.	15,878	1,053,664
*	Hilton Grand Vacations, Inc.	13,880	657,357
	Hooker Furnishings Corp.	23,717	499,480
*	Horizon Global Corp.	19,302	33,585
*	Hovnanian Enterprises, Inc., Class A	1,792	103,721
*	Hyatt Hotels Corp., Class A	26,200	2,858,944
	Installed Building Products, Inc.	15,522	1,708,817
#	International Game Technology PLC	102,105	2,700,677
*	iRobot Corp.	21,145	951,525
*	J Jill, Inc.	915	25,135
	Jack in the Box, Inc.	6,082	462,110
*	JAKKS Pacific, Inc.	1,600	33,360
	Jerash Holdings US, Inc.	2,403	10,381
	JOANN, Inc.	2,270	8,898
	Johnson Outdoors, Inc., Class A	12,917	884,298
#	KB Home	80,690	3,102,530
	Kohl's Corp.	114,994	3,722,356
#	Kontoor Brands, Inc.	24,669	1,178,191
#*	Koss Corp.	833	4,681
#	Krispy Kreme, Inc.	7,917	96,587
#*	Kura Sushi USA, Inc., Class A	604	37,533
*	Lakeland Industries, Inc.	7,500	108,600
*	Lands' End, Inc.	42,211	381,165
*	Landsea Homes Corp.	310	2,055
*	Las Vegas Sands Corp.	15,717	927,303
	Laureate Education, Inc.	91,957	1,009,688
	La-Z-Boy, Inc.	45,566	1,295,441
	LCI Industries	25,955	2,912,670
	Lear Corp.	52,945	7,718,322

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Legacy Housing Corp.	1,200	$24,024
	Leggett & Platt, Inc.	56,008	2,047,652
	Lennar Corp., Class A	86,062	8,812,749
	Lennar Corp., Class B	9,841	849,869
#*	Leslie's, Inc.	10,853	168,113
#	Levi Strauss & Co., Class A	9,166	168,654
#*	LGI Homes, Inc.	24,836	2,827,579
*	Life Time Group Holdings, Inc.	2,024	38,031
	Lifetime Brands, Inc.	40,406	323,652
*	Light & Wonder, Inc.	19,895	1,298,149
#*	Lincoln Educational Services Corp.	12,212	77,546
*	Liquidity Services, Inc.	37,467	561,630
#	Lithia Motors, Inc.	18,484	4,864,989
*	Live Ventures, Inc.	363	12,378
	LKQ Corp.	47,567	2,804,550
*	LL Flooring Holdings, Inc.	55,228	334,682
#*	Lovesac Co.	6,458	166,229
*	M/I Homes, Inc.	33,882	2,026,144
	Macy's, Inc.	243,055	5,743,390
*	Malibu Boats, Inc., Class A	20,083	1,216,829
#	Marine Products Corp.	15,913	211,643
*	MarineMax, Inc.	26,965	842,656
	Marriott Vacations Worldwide Corp.	32,640	5,223,706
*	MasterCraft Boat Holdings, Inc.	9,736	280,007
*	Mattel, Inc.	85,940	1,758,332
	McDonald's Corp.	1,857	496,562
	MDC Holdings, Inc.	82,456	3,113,539
*	Meritage Homes Corp.	35,556	3,829,026
	MGM Resorts International	55,466	2,296,847
*	Modine Manufacturing Co.	50,652	1,210,076
*	Mohawk Industries, Inc.	35,296	4,237,638
*	Monarch Casino & Resort, Inc.	5,624	430,911
	Monro, Inc.	30,744	1,564,870
*	Motorcar Parts of America, Inc.	20,304	295,626
	Movado Group, Inc.	15,717	555,753
	Murphy USA, Inc.	21,388	5,818,178
	Nathan's Famous, Inc.	4,206	310,739
#*	National Vision Holdings, Inc.	48,286	1,984,555
*	Nautilus, Inc.	29,587	54,736
	Newell Brands, Inc.	295,559	4,717,122
	Nobility Homes, Inc.	1,284	31,972
*	Noodles & Co.	8,060	50,697
#	Nordstrom, Inc.	34,419	672,547
*	NVR, Inc.	623	3,283,210
*	ODP Corp.	36,903	1,904,195
*	Ollie's Bargain Outlet Holdings, Inc.	42,835	2,345,645
*	ONE Group Hospitality, Inc.	1,700	12,801
*	OneSpaWorld Holdings Ltd.	6,459	67,884
#	Oxford Industries, Inc.	16,622	1,948,431
#	Papa John's International, Inc.	7,165	642,629
	Patrick Industries, Inc.	24,604	1,746,146
#*	Penn Entertainment, Inc.	38,186	1,353,694
	Penske Automotive Group, Inc.	101,131	12,926,564
*	Perdoceo Education Corp.	70,479	1,055,071
#	PetMed Express, Inc.	15,853	340,522
#*	Planet Fitness, Inc., Class A	9,900	838,035
*	Playa Hotels & Resorts NV	104,166	789,578
#	Polaris, Inc.	20,839	2,393,151
	Pool Corp.	1,426	549,880

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Potbelly Corp.	8,889	$71,023
	PulteGroup, Inc.	146,869	8,355,377
#*	Purple Innovation, Inc.	12,110	70,238
	PVH Corp.	38,180	3,432,382
*»	QEP Co., Inc.	1,575	22,838
#*	QuantumScape Corp.	19,644	167,170
*	Quotient Technology, Inc.	14,051	56,907
#*	Qurate Retail, Inc., Class A	602,899	1,555,479
#	Ralph Lauren Corp.	24,732	3,063,058
	RCI Hospitality Holdings, Inc.	9,765	886,564
#*	Red Robin Gourmet Burgers, Inc.	11,417	102,068
#	Red Rock Resorts, Inc., Class A	21,324	959,793
#	Rent-A-Center, Inc.	30,347	816,031
#*	Revolve Group, Inc.	9,318	265,936
#*	RH	2,787	869,516
	Rocky Brands, Inc.	7,323	230,528
	Ross Stores, Inc.	14,432	1,705,718
#*	Royal Caribbean Cruises Ltd.	11,741	762,461
	Ruth's Hospitality Group, Inc.	27,514	476,267
*	Sally Beauty Holdings, Inc.	105,122	1,637,801
*	SeaWorld Entertainment, Inc.	28,528	1,779,862
	Service Corp. International	89,573	6,641,838
*	Shake Shack, Inc., Class A	14,745	838,696
#	Shoe Carnival, Inc.	30,438	831,262
	Signet Jewelers Ltd.	46,478	3,569,975
*	Skechers USA, Inc., Class A	89,150	4,292,572
*	Skyline Champion Corp.	43,338	2,554,775
#*	Sleep Number Corp.	12,790	439,720
#	Smith & Wesson Brands, Inc.	64,994	720,134
*	Solo Brands, Inc., Class A	3,537	15,634
#	Sonic Automotive, Inc., Class A	40,894	2,196,417
#*	Sonos, Inc.	67,525	1,245,161
*	Sportsman's Warehouse Holdings, Inc.	34,437	324,741
	Standard Motor Products, Inc.	30,561	1,236,498
	Steven Madden Ltd.	64,835	2,324,335
*	Stitch Fix, Inc., Class A	32,773	170,747
*	Stoneridge, Inc.	31,731	782,486
#	Strategic Education, Inc.	24,634	2,299,584
*	Strattec Security Corp.	3,345	83,324
*	Stride, Inc.	46,169	1,982,035
	Superior Group of Cos., Inc.	29,554	352,579
*	Superior Industries International, Inc.	2,376	13,424
*	Sypris Solutions, Inc.	12,526	23,799
*	Tandy Leather Factory, Inc.	2,500	11,000
	Tapestry, Inc.	157,237	7,165,290
	Target Corp.	27,480	4,730,407
*	Taylor Morrison Home Corp.	114,538	4,100,460
	Tempur Sealy International, Inc.	35,385	1,441,939
	Texas Roadhouse, Inc.	21,627	2,172,000
#	Thor Industries, Inc.	33,052	3,150,847
#*	Tile Shop Holdings, Inc.	27,353	136,765
*	Tilly's, Inc., Class A	29,187	258,597
	Toll Brothers, Inc.	94,747	5,636,499
*	TopBuild Corp.	28,635	5,728,718
*	Topgolf Callaway Brands Corp.	118,166	2,893,885
*	Toughbuilt Industries, Inc.	7,854	16,965
	Tractor Supply Co.	17,500	3,989,825
	Travel & Leisure Co.	18,662	790,709
*	TravelCenters of America, Inc.	10,101	459,798

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tri Pointe Homes, Inc.	103,909	$2,295,350
*	Tupperware Brands Corp.	12,498	55,366
	Twin Vee PowerCats Co.	2,917	6,563
*	Ulta Beauty, Inc.	6,395	3,286,774
*	Under Armour, Inc., Class A	55,437	686,864
#*	Under Armour, Inc., Class C	52,052	567,367
*	Unifi, Inc.	17,499	149,616
*	Universal Electronics, Inc.	13,337	312,486
*	Universal Technical Institute, Inc.	27,693	209,913
*	Urban Outfitters, Inc.	135,047	3,698,937
#	Vail Resorts, Inc.	5,219	1,369,152
*	Vera Bradley, Inc.	36,774	218,805
	VF Corp.	20,136	623,008
*	Victoria's Secret & Co.	5,490	231,404
#*	Vince Holding Corp.	1,700	12,453
#*	Vista Outdoor, Inc.	58,723	1,723,520
*	Visteon Corp.	16,990	2,656,217
*	Vizio Holding Corp., Class A	10,564	92,541
#*	VOXX International Corp.	36,231	382,056
	Wendy's Co.	112,635	2,511,760
	Weyco Group, Inc.	10,880	296,154
	Whirlpool Corp.	23,870	3,713,933
	Williams-Sonoma, Inc.	31,734	4,282,186
#	Wingstop, Inc.	6,181	979,503
	Winmark Corp.	2,807	788,206
#	Winnebago Industries, Inc.	36,274	2,309,928
	Wolverine World Wide, Inc.	42,169	680,186
	Wyndham Hotels & Resorts, Inc.	19,618	1,520,591
*	Wynn Resorts Ltd.	7,029	728,486
#*	YETI Holdings, Inc.	14,854	664,865
#††	Zagg, Inc.	25,325	2,279
#*	Zumiez, Inc.	29,480	761,468
TOTAL CONSUMER DISCRETIONARY			521,233,321
CONSUMER STAPLES — (4.5%)
#	Albertsons Cos., Inc., Class A	2,000	42,400
#	Alico, Inc.	11,914	315,721
	Andersons, Inc.	33,609	1,236,139
	Archer-Daniels-Midland Co.	75,839	6,283,261
	B&G Foods, Inc.	42,598	597,224
*	BellRing Brands, Inc.	80,404	2,280,257
*	BJ's Wholesale Club Holdings, Inc.	19,268	1,396,352
#*	Boston Beer Co., Inc. , Class A	2,839	1,103,264
*	Bridgford Foods Corp.	4,114	51,014
	Brown-Forman Corp., Class A	3,283	218,320
	Brown-Forman Corp., Class B	800	53,264
	Bunge Ltd.	95,882	9,501,906
	Calavo Growers, Inc.	12,517	401,170
	Cal-Maine Foods, Inc.	37,112	2,123,549
	Campbell Soup Co.	66,808	3,469,339
	Casey's General Stores, Inc.	18,796	4,434,164
#*	Celsius Holdings, Inc.	3,888	390,044
*	Central Garden & Pet Co.	20,939	878,182
#*	Central Garden & Pet Co., Class A	49,488	1,961,209
*	Chefs' Warehouse, Inc.	40,811	1,560,205
	Church & Dwight Co., Inc.	20,030	1,619,626
	Coca-Cola Co.	42,381	2,598,803
	Coca-Cola Consolidated, Inc.	7,611	3,857,103
#	Coffee Holding Co., Inc.	1,900	4,750

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Conagra Brands, Inc.	64,281	$2,390,610
	Constellation Brands, Inc., Class A	7,145	1,654,210
#††	Costa Communications, Inc.	2,485	10,984
	Costco Wholesale Corp.	7,743	3,957,757
*	Coty, Inc., Class A	172,064	1,713,757
*	Darling Ingredients, Inc.	65,425	4,337,023
#*	Duckhorn Portfolio, Inc.	54,109	875,484
#	Edgewell Personal Care Co.	52,483	2,249,421
*	elf Beauty, Inc.	45,692	2,629,575
	Energizer Holdings, Inc.	40,956	1,519,468
*	Farmer Bros Co.	12,632	61,644
	Flowers Foods, Inc.	126,752	3,509,763
	Fresh Del Monte Produce, Inc.	60,762	1,737,793
#*	Fresh Market, Inc.	6,378	0
#*	Freshpet, Inc.	10,006	633,680
	General Mills, Inc.	39,083	3,062,544
*	Grocery Outlet Holding Corp.	66,958	2,034,854
#*	Hain Celestial Group, Inc.	48,656	998,421
*	Herbalife Nutrition Ltd.	22,190	389,878
#*	Honest Co., Inc.	18,853	62,215
	Hormel Foods Corp.	45,106	2,043,753
*	Hostess Brands, Inc.	117,508	2,717,960
	Ingles Markets, Inc., Class A	13,131	1,247,445
	Ingredion, Inc.	44,866	4,612,225
	Inter Parfums, Inc.	25,661	3,033,643
	J M Smucker Co.	38,387	5,865,534
#	J&J Snack Foods Corp.	12,350	1,769,755
	John B. Sanfilippo & Son, Inc.	13,938	1,177,900
	Kellogg Co.	32,803	2,249,630
	Keurig Dr Pepper, Inc.	56,539	1,994,696
	Kraft Heinz Co.	77,535	3,142,494
	Kroger Co.	148,256	6,616,665
	Lamb Weston Holdings, Inc.	5,072	506,642
	Lancaster Colony Corp.	11,936	2,290,638
*	Lifecore Biomedical, Inc.	45,500	282,555
	Lifevantage Corp.	2,000	8,000
#*	Lifeway Foods, Inc.	6,493	34,802
#	Limoneira Co.	14,670	192,617
	Mannatech, Inc.	99	1,752
	McCormick & Co., Inc.	23,510	1,766,071
	McCormick & Co., Inc.	2,128	158,366
	Medifast, Inc.	10,658	1,187,834
#	MGP Ingredients, Inc.	22,542	2,198,747
*	Mission Produce, Inc.	3,862	48,121
	Molson Coors Beverage Co., Class B	43,945	2,310,628
	Mondelez International, Inc., Class A	66,070	4,323,621
*	Monster Beverage Corp.	13,525	1,407,682
*	National Beverage Corp.	20,130	889,746
*	Natural Alternatives International, Inc.	8,015	70,211
	Natural Grocers by Vitamin Cottage, Inc.	14,428	143,270
*	Nature's Sunshine Products, Inc.	15,233	160,860
	Nu Skin Enterprises, Inc., Class A	36,842	1,579,785
#	Oil-Dri Corp. of America	4,973	180,470
*	Performance Food Group Co.	67,726	4,152,958
	Philip Morris International, Inc.	24,545	2,558,571
*	Pilgrim's Pride Corp.	97,831	2,375,337
*	Post Holdings, Inc.	62,190	5,904,941
	PriceSmart, Inc.	19,102	1,419,470
	Procter & Gamble Co.	90,151	12,835,699

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Reynolds Consumer Products, Inc.	3,464	$103,123
*	Rocky Mountain Chocolate Factory, Inc.	5,160	27,193
	Seaboard Corp.	618	2,422,869
*	Seneca Foods Corp., Class A	6,380	398,750
*»	Seneca Foods Corp., Class B	1,251	80,302
*	Simply Good Foods Co.	75,394	2,736,802
*	Sovos Brands, Inc.	4,230	57,359
	SpartanNash Co.	41,900	1,327,392
	Spectrum Brands Holdings, Inc.	22,666	1,538,568
#*	Sprouts Farmers Market, Inc.	78,613	2,511,685
*	Thorne HealthTech, Inc.	16,284	75,069
#	Tootsie Roll Industries, Inc.	29,710	1,328,928
*	TreeHouse Foods, Inc.	51,287	2,483,829
#	Turning Point Brands, Inc.	22,754	528,120
	Tyson Foods, Inc., Class A	113,483	7,461,507
*	U.S. Foods Holding Corp.	57,892	2,207,422
*	United Natural Foods, Inc.	67,619	2,814,303
	United-Guardian, Inc.	1,872	21,509
	Universal Corp.	29,025	1,578,089
#*	Upexi, Inc.	2,664	8,631
*	USANA Health Sciences, Inc.	20,514	1,198,838
	Vector Group Ltd.	34,078	441,310
#	Village Super Market, Inc., Class A	12,152	282,656
*	Vita Coco Co., Inc.	3,645	49,463
#*	Vital Farms, Inc.	3,810	66,980
	Walgreens Boots Alliance, Inc.	133,350	4,915,281
	Walmart, Inc.	63,339	9,112,582
#	WD-40 Co.	6,701	1,169,593
#	Weis Markets, Inc.	23,728	2,048,676
*	Whole Earth Brands, Inc.	11,119	42,141
*	Willamette Valley Vineyards, Inc.	800	5,012
TOTAL CONSUMER STAPLES			214,711,423
ENERGY — (8.5%)
	Adams Resources & Energy, Inc.	4,112	197,376
#	Alpine Summit Energy Partners, Inc.	1,243	5,469
#*	Alto Ingredients, Inc.	57,450	194,755
*	Amplify Energy Corp.	9,303	80,564
	Antero Midstream Corp.	382,870	4,173,283
*	Antero Resources Corp.	253,676	7,316,016
	APA Corp.	21,097	935,230
	Arch Resources, Inc.	13,781	2,039,864
	Archrock, Inc.	247,933	2,457,016
*	Ardmore Shipping Corp.	48,293	707,492
	Baker Hughes Co.	159,850	5,073,639
*	Battalion Oil Corp.	918	9,474
#	Berry Corp.	52,238	480,590
*	Bristow Group, Inc.	4,208	128,512
	Cactus, Inc., Class A	26,100	1,412,271
	California Resources Corp.	45,439	1,941,608
*	Callon Petroleum Co.	32,320	1,375,216
#*	Centrus Energy Corp., Class A	1,800	73,890
	ChampionX Corp.	80,947	2,672,870
	Cheniere Energy, Inc.	10,173	1,554,333
#	Chesapeake Energy Corp.	50,996	4,422,373
	Chevron Corp.	145,095	25,249,432
	Chord Energy Corp.	22,221	3,184,936
	Civitas Resources, Inc.	22,765	1,515,011
*	Clean Energy Fuels Corp.	221,737	1,255,031

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	CNX Resources Corp.	208,465	$3,487,619
#	Comstock Resources, Inc.	210,476	2,557,283
	ConocoPhillips	188,034	22,915,704
	CONSOL Energy, Inc.	36,002	2,081,996
#	Core Laboratories NV	31,613	809,293
	Coterra Energy, Inc.	441,905	11,060,882
	CVR Energy, Inc.	42,430	1,408,676
	Delek U.S. Holdings, Inc.	71,468	1,912,484
*	Denbury, Inc.	30,788	2,671,783
	Devon Energy Corp.	128,907	8,152,079
	DHT Holdings, Inc.	185,564	1,590,283
	Diamondback Energy, Inc.	87,509	12,786,815
*	DMC Global, Inc.	11,853	269,537
#	Dorian LPG Ltd.	45,854	910,202
*	Dril-Quip, Inc.	41,230	1,266,173
*	DT Midstream, Inc.	45,032	2,461,449
#*	Earthstone Energy, Inc., Class A	14,700	204,330
#*	Empire Petroleum Corp.	179	2,361
	Energy Services of America Corp.	4,053	10,518
	EnLink Midstream LLC	301,646	3,836,937
	EOG Resources, Inc.	107,339	14,195,583
	Epsilon Energy Ltd.	4,534	26,796
#	EQT Corp.	216,761	7,081,582
	Equitrans Midstream Corp.	234,111	1,697,305
	Evolution Petroleum Corp.	27,987	174,639
*	Expro Group Holdings NV	11,182	211,228
	Exxon Mobil Corp.	313,493	36,368,323
*	Forum Energy Technologies, Inc.	731	24,123
*	Geospace Technologies Corp.	5,022	23,905
#*	Green Plains, Inc.	43,687	1,518,997
*	Gulf Island Fabrication, Inc.	10,040	49,196
#*	Gulfport Energy Corp.	7,033	479,299
*	Hallador Energy Co.	3,400	30,056
	Halliburton Co.	110,561	4,557,324
*	Helix Energy Solutions Group, Inc.	155,684	1,234,574
	Helmerich & Payne, Inc.	53,826	2,607,331
	Hess Corp.	60,346	9,061,555
	HF Sinclair Corp.	169,076	9,620,424
#	International Seaways, Inc.	32,840	1,275,506
	Kinder Morgan, Inc.	200,087	3,661,592
*	Kosmos Energy Ltd.	143,345	1,133,859
	Liberty Energy, Inc.	166,725	2,639,257
	Magnolia Oil & Gas Corp., Class A	101,530	2,397,123
*	Mammoth Energy Services, Inc.	4,793	31,298
	Marathon Oil Corp.	323,936	8,898,522
	Marathon Petroleum Corp.	85,987	11,051,049
	Matador Resources Co.	96,926	6,412,624
*	Mexco Energy Corp.	4,700	63,920
	Murphy Oil Corp.	130,435	5,688,270
*	Nabors Industries Ltd.	11,678	2,073,312
	NACCO Industries, Inc., Class A	6,859	267,295
#*	National Energy Services Reunited Corp.	12,444	94,077
*	Natural Gas Services Group, Inc.	10,917	125,000
*	NCS Multistage Holdings, Inc.	583	15,012
#	New Fortress Energy, Inc.	18,395	713,542
*	Newpark Resources, Inc.	78,427	356,059
*	NexTier Oilfield Solutions, Inc.	191,354	1,802,555
#*	Nine Energy Service, Inc.	7,572	103,812
*	Noble Corp. PLC	38,125	1,551,306

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Nordic American Tankers Ltd.	138,501	$421,043
	NOV, Inc.	169,517	4,142,995
	Occidental Petroleum Corp.	118,726	7,692,258
*	Oceaneering International, Inc.	90,141	1,924,510
#*	Oil States International, Inc.	77,668	664,838
	ONEOK, Inc.	71,124	4,870,571
*	Overseas Shipholding Group, Inc., Class A	23,056	85,999
	Ovintiv, Inc.	47,181	2,322,721
*	Par Pacific Holdings, Inc.	69,312	1,852,710
	Patterson-UTI Energy, Inc.	162,481	2,729,681
	PBF Energy, Inc., Class A	108,386	4,551,128
	PDC Energy, Inc.	81,735	5,535,912
#*	Peabody Energy Corp.	96,780	2,699,194
#	Permian Resources Corp.	257,561	2,799,688
	Phillips 66	58,638	5,879,632
	PHX Minerals, Inc.	10,965	39,584
	Pioneer Natural Resources Co.	27,646	6,368,256
*	PrimeEnergy Resources Corp.	908	83,382
*	ProPetro Holding Corp.	103,953	1,034,332
	Range Resources Corp.	302,135	7,559,418
*	Ranger Energy Services, Inc.	2,026	23,076
	Ranger Oil Corp., Class A	13,367	561,414
*	REX American Resources Corp.	16,597	543,054
	Riley Exploration Permian, Inc.	1,159	38,467
#	RPC, Inc.	160,645	1,593,598
*	SandRidge Energy, Inc.	32,036	506,489
	Schlumberger Ltd.	111,868	6,374,239
	Scorpio Tankers, Inc.	45,654	2,185,457
*	SEACOR Marine Holdings, Inc.	38,578	395,039
	Select Energy Services, Inc., Class A	85,155	747,661
	SFL Corp. Ltd.	196,602	2,001,408
#*	SilverBow Resources, Inc.	8,758	230,073
	Sitio Royalties Corp., Class A	21,394	568,439
	SM Energy Co.	116,907	3,842,733
*	Smart Sand, Inc.	4,961	8,979
	Solaris Oilfield Infrastructure, Inc., Class A	30,557	323,599
*	Southwestern Energy Co.	522,011	2,881,501
#*	Stabilis Solutions, Inc.	2,037	9,370
#*	Talos Energy, Inc.	56,516	1,119,582
	Targa Resources Corp.	65,016	4,877,500
#*	TechnipFMC PLC	239,042	3,320,293
*	Teekay Corp.	4,555	22,137
*	Teekay Tankers Ltd., Class A	31,849	977,446
*	TETRA Technologies, Inc.	23,409	92,700
#	Texas Pacific Land Corp.	67	133,722
*	Tidewater, Inc.	22,177	962,482
#*	Transocean Ltd.	450,842	3,038,675
*	U.S. Silica Holdings, Inc.	71,955	880,729
*	Valaris Ltd.	4,962	360,440
	Valero Energy Corp.	65,871	9,223,916
#*	Vital Energy, Inc.	16,800	945,504
*	Vitesse Energy, Inc.	17,411	277,880
*	W&T Offshore, Inc.	12,251	76,201
*	Weatherford International PLC	25,310	1,439,633
	Williams Cos., Inc.	101,371	3,268,201
	World Fuel Services Corp.	53,103	1,502,815
TOTAL ENERGY			406,782,189

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (21.3%)
	1st Source Corp.	39,221	$1,929,281
*	Acacia Research Corp.	23,539	102,630
	ACNB Corp.	7,905	311,062
	Affiliated Managers Group, Inc.	28,014	4,839,138
*	Affinity Bancshares, Inc.	508	7,473
	Aflac, Inc.	97,071	7,134,718
	Allstate Corp.	65,280	8,386,522
	Ally Financial, Inc.	188,760	6,132,812
#	Amalgamated Financial Corp.	5,224	119,891
	A-Mark Precious Metals, Inc.	24,079	927,041
*	Ambac Financial Group, Inc.	14,089	234,723
	Amerant Bancorp, Inc.	5,350	148,944
	American Equity Investment Life Holding Co.	79,259	3,776,691
	American Express Co.	33,003	5,773,215
	American Financial Group, Inc.	33,279	4,745,253
	American International Group, Inc.	73,903	4,672,148
	American National Bankshares, Inc.	9,565	331,045
	Ameriprise Financial, Inc.	14,077	4,928,639
	Ameris Bancorp	58,199	2,744,665
	AMERISAFE, Inc.	21,486	1,183,449
	AmeriServ Financial, Inc.	15,921	64,162
	Ames National Corp.	7,690	185,252
	Apollo Global Management, Inc.	94,691	6,702,229
*	Arch Capital Group Ltd.	105,193	6,769,170
	Ares Management Corp., Class A	4,739	393,290
	Argo Group International Holdings Ltd.	32,130	891,929
	Arrow Financial Corp.	15,811	520,340
	Arthur J Gallagher & Co.	14,066	2,752,998
#	Artisan Partners Asset Management, Inc., Class A	20,958	771,674
*	AssetMark Financial Holdings, Inc.	8,849	234,852
	Associated Banc-Corp.	125,354	2,809,183
	Associated Capital Group, Inc., Class A	1,752	66,664
	Assurant, Inc.	40,745	5,402,380
	Assured Guaranty Ltd.	66,849	4,184,747
	Atlantic American Corp.	5,179	13,258
	Atlantic Union Bankshares Corp.	72,661	2,811,254
#*	Atlanticus Holdings Corp.	19,831	644,507
	Auburn National BanCorp, Inc.	2,722	65,056
#*	Avantax, Inc.	51,074	1,488,296
	Axis Capital Holdings Ltd.	57,026	3,568,117
*	Axos Financial, Inc.	53,309	2,565,229
#	B. Riley Financial, Inc.	4,535	193,781
	Banc of California, Inc.	58,436	1,017,955
	BancFirst Corp.	39,183	3,374,832
*	Bancorp, Inc.	51,310	1,740,948
	Bank of America Corp.	491,054	17,422,596
	Bank of Hawaii Corp.	33,585	2,568,917
	Bank of Marin Bancorp	13,458	410,065
	Bank of New York Mellon Corp.	171,731	8,684,437
	Bank of NT Butterfield & Son Ltd.	52,806	1,687,680
#	Bank of South Carolina Corp.	3,898	64,044
	Bank of the James Financial Group, Inc.	1,280	16,384
	Bank OZK	80,917	3,695,479
#	Bank7 Corp.	2,620	72,207
	BankFinancial Corp.	21,510	217,036
	BankUnited, Inc.	77,053	2,900,275
	Bankwell Financial Group, Inc.	3,662	108,285
	Banner Corp.	30,084	1,950,346
	Bar Harbor Bankshares	11,642	361,717

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BayCom Corp.	5,500	$110,605
#	BCB Bancorp, Inc.	10,545	189,705
*	Berkshire Hathaway, Inc., Class B	110,049	34,282,464
	Berkshire Hills Bancorp, Inc.	45,867	1,424,170
	BGC Partners, Inc., Class A	168,414	732,601
	BlackRock, Inc.	6,183	4,694,195
#*	Blue Foundry Bancorp	2,619	31,114
	Blue Ridge Bankshares, Inc.	729	9,229
	BOK Financial Corp.	49,055	4,930,027
#	Bread Financial Holdings, Inc.	40,226	1,650,473
#*	Bridgewater Bancshares, Inc.	1,700	26,452
*	Brighthouse Financial, Inc.	68,814	3,872,164
	BrightSphere Investment Group, Inc.	21,135	495,616
	Brookline Bancorp, Inc.	98,790	1,292,180
	Brown & Brown, Inc.	39,544	2,315,697
*	BRP Group, Inc., Class A	1,933	55,380
	Business First Bancshares, Inc.	3,557	73,772
	Byline Bancorp, Inc.	5,600	138,880
	C&F Financial Corp.	4,203	256,341
	Cadence Bank	134,820	3,448,696
*	California BanCorp	104	2,649
*»	California First Leasing Corp.	3,253	52,048
#	Cambridge Bancorp	3,750	300,000
#	Camden National Corp.	18,415	777,665
*	Cannae Holdings, Inc.	74,786	1,827,770
	Capital Bancorp, Inc.	1,520	32,680
	Capital City Bank Group, Inc.	15,372	499,129
	Capital One Financial Corp.	56,876	6,768,244
#	Capitol Federal Financial, Inc.	105,439	882,524
	Capstar Financial Holdings, Inc.	6,669	116,107
	Carlyle Group, Inc.	56,321	2,025,866
*	Carter Bankshares, Inc.	1,237	20,559
*	Carver Bancorp, Inc.	1,815	8,839
	Cathay General Bancorp	70,157	3,084,102
	CB Financial Services, Inc.	448	9,762
	Cboe Global Markets, Inc.	11,984	1,472,594
*»	CCUR Holdings, Inc.	2	6,200
	Central Pacific Financial Corp.	29,690	670,994
	Central Valley Community Bancorp	11,280	280,872
#	CF Bankshares, Inc.	430	8,781
	Charles Schwab Corp.	59,213	4,584,270
	Chemung Financial Corp.	3,608	187,760
	Chubb Ltd.	25,440	5,787,346
	Cincinnati Financial Corp.	61,758	6,987,918
	Citigroup, Inc.	117,753	6,149,062
	Citizens & Northern Corp.	7,080	167,513
	Citizens Community Bancorp, Inc.	4,408	54,703
	Citizens Financial Group, Inc.	158,104	6,849,065
#	Citizens Financial Services, Inc.	129	10,147
#	Citizens Holding Co.	2,806	38,947
#*	Citizens, Inc.	46,149	110,758
	City Holding Co.	13,464	1,276,253
	Civista Bancshares, Inc.	12,586	273,116
	CME Group, Inc.	14,913	2,634,531
	CNA Financial Corp.	18,368	800,110
	CNB Financial Corp.	15,881	383,050
	CNO Financial Group, Inc.	16,341	420,944
*	Coastal Financial Corp.	800	36,536
	Codorus Valley Bancorp, Inc.	8,409	207,786

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cohen & Co., Inc.	326	$2,879
#	Cohen & Steers, Inc.	29,832	2,191,757
	Colony Bankcorp, Inc.	5,499	70,882
	Columbia Banking System, Inc.	67,858	2,097,491
#*	Columbia Financial, Inc.	44,039	874,174
	Comerica, Inc.	55,383	4,060,128
	Commerce Bancshares, Inc.	71,240	4,741,734
	Community Bank System, Inc.	54,753	3,159,796
	Community Financial Corp.	3,756	151,592
	Community Trust Bancorp, Inc.	18,488	796,463
	Community West Bancshares	2,872	42,506
	ConnectOne Bancorp, Inc.	37,200	884,244
*	Consumer Portfolio Services, Inc.	54,459	547,313
	Cowen, Inc., Class A	18,912	735,299
#	Crawford & Co., Class A	44,722	289,351
	Crawford & Co., Class B	28,431	174,566
#*	Credit Acceptance Corp.	7,852	3,632,649
#*	CrossFirst Bankshares, Inc.	4,116	55,566
	Cullen/Frost Bankers, Inc.	37,986	4,948,816
*	Customers Bancorp, Inc.	26,541	806,050
	CVB Financial Corp.	123,991	3,003,062
	Diamond Hill Investment Group, Inc.	4,348	819,294
	Dime Community Bancshares, Inc.	40,119	1,196,349
	Discover Financial Services	82,641	9,646,684
	Donegal Group, Inc., Class A	30,139	457,510
	Donegal Group, Inc., Class B	3,821	58,308
*	Donnelley Financial Solutions, Inc.	33,283	1,518,038
	Eagle Bancorp Montana, Inc.	4,214	70,500
	Eagle Bancorp, Inc.	30,706	1,458,228
	East West Bancorp, Inc.	76,183	5,981,889
	Eastern Bankshares, Inc.	75,820	1,226,009
#*	eHealth, Inc.	13,573	112,656
	Employers Holdings, Inc.	27,131	1,190,237
#*	Encore Capital Group, Inc.	31,458	1,752,840
*	Enova International, Inc.	37,642	1,718,357
*	Enstar Group Ltd.	16,714	4,049,802
	Enterprise Bancorp, Inc.	6,505	231,188
	Enterprise Financial Services Corp.	30,921	1,648,708
	Equitable Holdings, Inc.	158,760	5,091,433
	Equity Bancshares, Inc., Class A	10,114	301,903
	Erie Indemnity Co., Class A	5,762	1,407,945
	Esquire Financial Holdings, Inc.	826	38,442
	ESSA Bancorp, Inc.	12,606	258,423
	Essent Group Ltd.	36,623	1,612,511
	Evans Bancorp, Inc.	4,676	184,889
	Evercore, Inc., Class A	19,836	2,574,911
	Everest Re Group Ltd.	16,892	5,906,963
#*	EZCORP, Inc., Class A	64,340	586,137
	F&G Annuities & Life, Inc.	11,495	246,683
	FactSet Research Systems, Inc.	3,846	1,626,627
	Farmers & Merchants Bancorp, Inc.	2,553	72,633
	Farmers National Banc Corp.	15,082	216,879
	FB Financial Corp.	47,861	1,797,659
	Federal Agricultural Mortgage Corp., Class A	987	109,305
	Federal Agricultural Mortgage Corp., Class C	13,008	1,729,674
	Federated Hermes, Inc.	61,326	2,410,112
*	FFBW, Inc.	2,066	25,288
	FG Financial Group, Inc.	4,644	12,817
	Fidelity D&D Bancorp, Inc.	50	2,386

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Financial, Inc.	169,050	$7,443,271
	Fifth Third Bancorp	219,351	7,960,248
	Financial Institutions, Inc.	26,469	654,049
#	Finward Bancorp	303	11,126
	First American Financial Corp.	109,129	6,751,811
	First Bancorp	34,298	1,366,775
	First BanCorp	224,091	3,014,024
	First Bancorp, Inc.	10,347	306,892
	First Bancshares, Inc.	4,666	143,013
#	First Bank	10,678	144,473
	First Busey Corp.	52,016	1,241,622
	First Business Financial Services, Inc.	8,680	310,744
	First Capital, Inc.	2,700	70,335
	First Citizens BancShares, Inc., Class A	9,664	7,515,500
	First Commonwealth Financial Corp.	91,713	1,349,098
	First Community Bankshares, Inc.	17,730	576,402
	First Community Corp.	8,626	177,351
	First Financial Bancorp	76,850	1,946,610
	First Financial Bankshares, Inc.	69,371	2,470,995
	First Financial Corp.	13,801	619,941
	First Financial Northwest, Inc.	19,410	292,120
	First Foundation, Inc.	44,520	691,396
#	First Guaranty Bancshares, Inc.	425	9,312
	First Hawaiian, Inc.	10,800	296,352
	First Horizon Corp.	432,866	10,704,776
#	First Internet Bancorp	7,590	199,541
	First Interstate BancSystem, Inc., Class A	74,699	2,680,200
	First Merchants Corp.	56,233	2,397,775
	First Mid Bancshares, Inc.	4,586	147,348
	First Northwest Bancorp	8,648	131,017
	First of Long Island Corp.	20,662	364,891
	First Republic Bank	19,561	2,755,754
	First Savings Financial Group, Inc.	6,504	129,300
	First Seacoast Bancorp, Inc.	822	8,479
	First U.S. Bancshares, Inc.	1,708	16,072
	First United Corp.	7,908	153,732
*	First Western Financial, Inc.	622	16,328
	FirstCash Holdings, Inc.	41,450	3,820,861
	Five Star Bancorp	1,868	50,361
	Flushing Financial Corp.	39,237	752,958
	FNB Corp.	287,757	4,106,292
#	FNCB Bancorp, Inc.	979	8,008
#	Franklin Financial Services Corp.	401	13,333
#	Franklin Resources, Inc.	55,025	1,716,780
	FS Bancorp, Inc.	6,378	229,289
	Fulton Financial Corp.	140,591	2,352,087
#*	FVCBankcorp, Inc.	4,482	76,777
*	Genworth Financial, Inc., Class A	135,563	748,308
#	German American Bancorp, Inc.	28,444	1,095,663
	Glacier Bancorp, Inc.	82,727	3,771,524
	Globe Life, Inc.	40,649	4,912,432
	Goldman Sachs Group, Inc.	24,912	9,113,059
#*	Goosehead Insurance, Inc., Class A	5,779	225,670
	Great Southern Bancorp, Inc.	12,597	736,169
*	Green Dot Corp., Class A	32,036	579,211
#	Greenhill & Co., Inc.	8,239	113,863
*	Greenlight Capital Re Ltd., Class A	17,284	170,247
	Guaranty Bancshares, Inc.	3,395	111,967
#	Hamilton Lane, Inc., Class A	6,988	544,086

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hancock Whitney Corp.	71,063	$3,658,323
	Hanmi Financial Corp.	28,183	656,382
	Hanover Insurance Group, Inc.	24,764	3,332,739
	HarborOne Bancorp, Inc.	18,408	251,085
	Hartford Financial Services Group, Inc.	139,081	10,794,076
	Hawthorn Bancshares, Inc.	7,024	169,138
	HBT Financial, Inc.	947	19,859
#	HCI Group, Inc.	14,403	723,175
	Heartland Financial USA, Inc.	43,020	2,128,199
#	Hennessy Advisors, Inc.	6,499	62,845
	Heritage Commerce Corp.	47,325	573,579
	Heritage Financial Corp.	31,498	898,638
*	Heritage Global, Inc.	4,129	10,901
	Heritage Insurance Holdings, Inc.	8,308	20,936
	Hilltop Holdings, Inc.	87,768	2,870,014
#	Hingham Institution For Savings	1,911	558,662
	HMN Financial, Inc.	2,450	53,484
	Home Bancorp, Inc.	7,804	299,674
	Home BancShares, Inc.	137,523	3,282,674
	Home Federal Bancorp Inc of Louisiana	340	6,270
	HomeStreet, Inc.	23,834	657,103
	HomeTrust Bancshares, Inc.	9,675	261,225
	Hope Bancorp, Inc.	180,897	2,331,762
	Horace Mann Educators Corp.	44,265	1,576,277
	Horizon Bancorp, Inc.	41,369	647,011
#	Houlihan Lokey, Inc.	25,633	2,539,461
	Huntington Bancshares, Inc.	468,169	7,102,124
#*	HV Bancorp, Inc.	1,247	36,861
	IF Bancorp, Inc.	779	14,018
	Independent Bank Corp.	49,292	3,928,079
	Independent Bank Corp.	20,166	447,080
	Independent Bank Group, Inc.	35,445	2,172,778
	Interactive Brokers Group, Inc., Class A	4,012	320,719
	Intercontinental Exchange, Inc.	30,481	3,278,232
	International Bancshares Corp.	67,107	3,145,305
	Invesco Ltd.	139,516	2,582,441
	Investar Holding Corp.	8,770	182,855
	Investors Title Co.	2,106	341,172
	Jackson Financial, Inc., Class A	4,164	183,383
	James River Group Holdings Ltd.	41,607	942,815
	Janus Henderson Group PLC	106,840	2,769,293
	Jefferies Financial Group, Inc.	147,940	5,811,083
	JPMorgan Chase & Co.	273,311	38,252,608
#	Kearny Financial Corp.	69,851	655,202
	Kemper Corp.	69,177	4,062,765
	Kentucky First Federal Bancorp	2,320	15,799
	KeyCorp	233,029	4,471,827
	Kinsale Capital Group, Inc.	4,708	1,310,896
	KKR & Co., Inc.	55,029	3,071,168
	Lake Shore Bancorp, Inc.	802	10,097
	Lakeland Bancorp, Inc.	59,844	1,153,194
	Lakeland Financial Corp.	25,757	1,821,277
	Landmark Bancorp, Inc.	4,818	107,538
	Lazard Ltd., Class A	28,730	1,151,498
	LCNB Corp.	11,830	215,898
*	LendingClub Corp.	85,496	828,456
*	LendingTree, Inc.	4,475	177,479
	Limestone Bancorp, Inc.	1,669	43,260
	Lincoln National Corp.	91,251	3,233,023

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Live Oak Bancshares, Inc.	37,377	$1,279,415
	Loews Corp.	70,740	4,349,095
	LPL Financial Holdings, Inc.	16,691	3,957,770
	Luther Burbank Corp.	900	10,566
	M&T Bank Corp.	65,415	10,204,740
	Macatawa Bank Corp.	32,331	356,288
	Magyar Bancorp, Inc.	2,407	30,978
#*	Maiden Holdings Ltd.	72,795	172,524
	MainStreet Bancshares, Inc.	828	23,764
*	Malvern Bancorp, Inc.	7,168	126,085
*	Markel Corp.	4,430	6,241,781
#	MarketAxess Holdings, Inc.	531	193,204
	Marsh & McLennan Cos., Inc.	7,935	1,387,911
*	MBIA, Inc.	77,359	1,006,441
	Mercantile Bank Corp.	14,578	500,463
	Merchants Bancorp	6,597	189,796
	Mercury General Corp.	45,463	1,624,393
	Meridian Corp.	316	10,065
	MetLife, Inc.	46,316	3,381,994
#	Metrocity Bankshares, Inc.	690	13,952
*	Metropolitan Bank Holding Corp.	5,939	352,658
	MGIC Investment Corp.	70,927	1,001,489
#	Mid Penn Bancorp, Inc.	3,123	98,281
#	Middlefield Banc Corp.	8,086	219,939
	Midland States Bancorp, Inc.	20,182	514,237
	Mid-Southern Bancorp, Inc.	425	5,525
*	Midwest Holding, Inc.	919	14,980
	MidWestOne Financial Group, Inc.	14,212	442,704
#	Moelis & Co., Class A	28,456	1,330,318
	Morgan Stanley	152,000	14,794,160
	Morningstar, Inc.	5,538	1,345,069
*	Mr Cooper Group, Inc.	74,750	3,437,752
	MSCI, Inc.	4,997	2,656,205
#	MVB Financial Corp.	8,380	185,030
	Nasdaq, Inc.	57,093	3,436,428
	National Bank Holdings Corp., Class A	38,269	1,616,100
	National Bankshares, Inc.	4,963	201,299
	National Western Life Group, Inc., Class A	3,308	915,654
	Navient Corp.	149,752	2,840,795
	NBT Bancorp, Inc.	49,907	1,961,844
	Nelnet, Inc., Class A	29,960	2,860,880
	New York Community Bancorp, Inc.	1,071,287	10,702,157
*	NI Holdings, Inc.	13,216	175,112
*	Nicholas Financial, Inc.	8,010	53,667
*	Nicolet Bankshares, Inc.	6,019	438,725
*	NMI Holdings, Inc., Class A	70,691	1,642,152
#	Northeast Bank	4,681	220,943
	Northern Trust Corp.	85,297	8,271,250
	Northfield Bancorp, Inc.	70,466	1,053,467
	Northrim BanCorp, Inc.	7,507	401,850
#	Northwest Bancshares, Inc.	107,921	1,526,003
	Norwood Financial Corp.	2,461	84,535
#	Oak Valley Bancorp	6,108	154,655
	OceanFirst Financial Corp.	82,564	1,974,931
#	Oconee Federal Financial Corp.	1,780	41,670
*	Ocwen Financial Corp.	2,750	99,000
	OFG Bancorp	48,458	1,371,846
	Ohio Valley Banc Corp.	2,002	52,192
	Old National Bancorp	262,716	4,597,530

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Old Point Financial Corp.	4,109	$97,630
	Old Republic International Corp.	241,850	6,382,421
	Old Second Bancorp, Inc.	14,324	243,365
	OneMain Holdings, Inc.	57,775	2,492,413
	OP Bancorp	1,093	12,395
#*	Open Lending Corp., Class A	36,049	316,150
	Oppenheimer Holdings, Inc., Class A	9,819	467,483
*	OptimumBank Holdings, Inc.	2,148	8,871
#	Orange County Bancorp, Inc.	394	18,794
	Origin Bancorp, Inc.	10,013	375,487
	Orrstown Financial Services, Inc.	9,962	246,559
#*	Oscar Health, Inc., Class A	24,052	92,360
	Pacific Premier Bancorp, Inc.	77,483	2,505,800
	PacWest Bancorp	78,218	2,163,510
*	Palomar Holdings, Inc.	10,732	548,513
#	Park National Corp.	14,712	1,842,678
	Parke Bancorp, Inc.	11,518	238,480
#	Partners Bancorp	3,165	28,580
	Pathfinder Bancorp, Inc.	1,218	23,032
	Pathward Financial, Inc.	34,832	1,728,364
*	Patriot National Bancorp, Inc.	877	10,033
#	PCB Bancorp	2,869	53,277
	Peapack-Gladstone Financial Corp.	15,604	578,752
	Penns Woods Bancorp, Inc.	7,925	212,311
	PennyMac Financial Services, Inc.	26,497	1,786,428
	Peoples Bancorp of North Carolina, Inc.	3,626	120,383
#	Peoples Bancorp, Inc.	24,720	733,442
	Peoples Financial Services Corp.	557	28,396
	Pinnacle Financial Partners, Inc.	60,315	4,748,600
#*	Pioneer Bancorp, Inc.	3,136	35,280
	Piper Sandler Cos.	16,627	2,362,697
	PJT Partners, Inc., Class A	9,227	738,437
	Plumas Bancorp	5,164	211,672
	PNC Financial Services Group, Inc.	31,663	5,238,010
*	Ponce Financial Group, Inc.	1,442	13,122
	Popular, Inc.	80,189	5,504,173
#*	PRA Group, Inc.	38,721	1,558,133
	Preferred Bank	14,520	1,032,808
	Premier Financial Corp.	31,324	783,726
	Primerica, Inc.	32,455	5,249,596
	Primis Financial Corp.	36,619	433,569
	Princeton Bancorp, Inc.	618	21,222
	Principal Financial Group, Inc.	108,446	10,036,677
	ProAssurance Corp.	45,552	883,253
*	Professional Holding Corp., Class A	2,977	85,291
*	PROG Holdings, Inc.	58,627	1,306,796
	Progressive Corp.	19,237	2,622,965
	Prosperity Bancshares, Inc.	79,051	5,996,809
#	Provident Bancorp, Inc.	15,467	139,512
	Provident Financial Holdings, Inc.	7,891	112,131
	Provident Financial Services, Inc.	63,825	1,497,334
	Prudential Financial, Inc.	45,810	4,807,301
	QCR Holdings, Inc.	17,892	940,404
	Radian Group, Inc.	118,291	2,614,231
	Raymond James Financial, Inc.	39,549	4,459,941
	RBB Bancorp	8,447	170,123
#	Red River Bancshares, Inc.	757	38,531
	Regional Management Corp.	18,076	623,441
	Regions Financial Corp.	256,883	6,047,026

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Reinsurance Group of America, Inc.	30,108	$4,569,491
	RenaissanceRe Holdings Ltd.	33,797	6,613,735
	Renasant Corp.	58,551	2,083,245
	Republic Bancorp, Inc., Class A	15,725	707,310
#*	Republic First Bancorp, Inc.	55,568	122,250
#*	Rhinebeck Bancorp, Inc.	1,151	10,842
	Richmond Mutual BanCorp, Inc.	2,777	36,157
	Riverview Bancorp, Inc.	17,817	130,777
	RLI Corp.	28,361	3,756,414
*	Robinhood Markets, Inc., Class A	164,794	1,715,506
	S&P Global, Inc.	11,333	4,249,195
	S&T Bancorp, Inc.	34,330	1,248,925
*	Safeguard Scientifics, Inc.	9,010	28,742
	Safety Insurance Group, Inc.	16,044	1,353,953
	Salisbury Bancorp, Inc.	2,634	73,831
	Sandy Spring Bancorp, Inc.	36,567	1,235,965
	SB Financial Group, Inc.	4,664	76,210
#	Seacoast Banking Corp. of Florida	41,918	1,345,987
*	Security National Financial Corp., Class A	12,423	89,570
	SEI Investments Co.	55,511	3,465,552
	Selective Insurance Group, Inc.	60,553	5,752,535
	ServisFirst Bancshares, Inc.	43,676	2,977,830
	Shore Bancshares, Inc.	15,868	277,373
	Sierra Bancorp	16,552	348,585
	Signature Bank	24,726	3,188,418
	Silvercrest Asset Management Group, Inc., Class A	7,061	133,453
#*	Silvergate Capital Corp., Class A	1,989	28,323
	Simmons First National Corp., Class A	114,267	2,549,297
*	SiriusPoint Ltd.	191,191	1,451,140
	SLM Corp.	282,090	4,956,321
	SmartFinancial, Inc.	2,623	70,742
	Sound Financial Bancorp, Inc.	1,602	63,840
	South Plains Financial, Inc.	2,214	62,213
*	Southern First Bancshares, Inc.	8,205	345,348
	Southern Missouri Bancorp, Inc.	3,699	179,106
	Southern States Bancshares, Inc.	363	10,411
	Southside Bancshares, Inc.	36,678	1,389,363
	SouthState Corp.	66,894	5,324,762
	State Street Corp.	97,744	8,926,960
	Stellar Bancorp, Inc.	20,713	582,242
#*	Sterling Bancorp, Inc.	22,100	134,589
	Stewart Information Services Corp.	27,267	1,302,545
	Stifel Financial Corp.	103,447	6,973,362
	Stock Yards Bancorp, Inc.	28,793	1,726,428
*	StoneX Group, Inc.	15,702	1,379,892
	Summit Financial Group, Inc.	4,130	107,174
#	Summit State Bank	4,662	74,079
*	SVB Financial Group	10,506	3,177,435
	Synchrony Financial	201,688	7,408,000
	Synovus Financial Corp.	121,400	5,092,730
#	T Rowe Price Group, Inc.	26,566	3,094,142
	Territorial Bancorp, Inc.	6,135	147,363
*	Texas Capital Bancshares, Inc.	41,358	2,732,523
#	TFS Financial Corp.	46,620	664,335
	Timberland Bancorp, Inc.	8,054	268,198
	Tiptree, Inc.	69,777	1,047,353
	Tompkins Financial Corp.	18,337	1,381,326
	Towne Bank	64,511	1,965,650
	Tradeweb Markets, Inc., Class A	7,876	587,077

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc.	42,561	$8,134,258
*	Trean Insurance Group, Inc.	5,100	31,059
	TriCo Bancshares	34,001	1,718,751
*	Triumph Financial, Inc.	21,957	1,223,664
	Truist Financial Corp.	85,027	4,199,484
#*	Trupanion, Inc.	4,045	238,736
	TrustCo Bank Corp. NY	22,901	822,375
	Trustmark Corp.	61,441	1,789,162
	U.S. Bancorp	69,476	3,459,905
	U.S. Global Investors, Inc., Class A	3,303	10,338
	UMB Financial Corp.	39,371	3,550,870
	Umpqua Holdings Corp.	180,544	3,285,901
	Union Bankshares, Inc.	2,000	52,620
	United Bancorp, Inc.	1,723	24,897
	United Bancshares, Inc.	2,040	40,596
	United Bankshares, Inc.	145,029	5,830,166
	United Community Banks, Inc.	59,636	1,940,555
#	United Fire Group, Inc.	26,736	841,917
	United Security Bancshares	16,748	132,309
	Unity Bancorp, Inc.	6,471	171,287
#	Universal Insurance Holdings, Inc.	50,736	646,377
	Univest Financial Corp.	27,246	739,729
	Unum Group	128,011	5,380,302
	Valley National Bancorp	290,252	3,448,194
	Value Line, Inc.	3,433	177,520
#*	Velocity Financial, Inc.	4,522	45,627
	Veritex Holdings, Inc.	40,314	1,134,839
#	Victory Capital Holdings, Inc., Class A	2,999	88,890
	Virginia National Bankshares Corp.	974	35,356
	Virtu Financial, Inc., Class A	47,412	915,526
#	Virtus Investment Partners, Inc.	7,909	1,699,486
#	Voya Financial, Inc.	87,328	6,092,875
	W R Berkley Corp.	78,676	5,518,335
	Walker & Dunlop, Inc.	35,100	3,347,838
	Washington Federal, Inc.	73,039	2,589,963
#	Washington Trust Bancorp, Inc.	19,007	812,929
	Waterstone Financial, Inc.	23,194	373,423
	Webster Financial Corp.	144,019	7,582,600
	Wells Fargo & Co.	236,095	11,065,773
	WesBanco, Inc.	56,508	2,100,402
	West BanCorp, Inc.	20,480	448,512
	Westamerica BanCorp	25,665	1,425,947
	Western Alliance Bancorp	65,872	4,964,773
	Western New England Bancorp, Inc.	33,957	331,081
	Westwood Holdings Group, Inc.	12,948	167,418
	White Mountains Insurance Group Ltd.	2,746	4,195,778
	Willis Towers Watson PLC	16,771	4,263,020
	Wintrust Financial Corp.	47,223	4,319,488
#	WisdomTree, Inc.	110,462	636,261
#*	World Acceptance Corp.	9,717	930,111
	WSFS Financial Corp.	63,826	3,083,434
	WVS Financial Corp.	1,627	22,697
	Zions Bancorp NA	108,744	5,780,831
TOTAL FINANCIALS			1,023,299,020
HEALTH CARE — (9.3%)
*	9 Meters Biopharma, Inc.	1,830	3,697
	Abbott Laboratories	64,235	7,101,179
*	Acadia Healthcare Co., Inc.	83,721	7,034,238

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Accolade, Inc.	35,320	$412,184
#*	Accuray, Inc.	13,289	33,488
#††	Achillion Pharmaceuticals, Inc.	196,899	281,566
#*	Actinium Pharmaceuticals, Inc.	4,846	56,795
*	Acurx Pharmaceuticals, Inc.	3,199	11,516
*	Adaptive Biotechnologies Corp.	25,385	235,319
*	Addus HomeCare Corp.	12,182	1,309,809
#*	Adicet Bio, Inc.	9,565	87,520
#††	Aduro Biotech, Inc.	740	1,502
#*	Affimed NV	106	137
	Agilent Technologies, Inc.	12,036	1,830,435
#*	Agiliti, Inc.	3,100	57,195
#*	agilon health, Inc.	25,149	547,242
*	Agios Pharmaceuticals, Inc.	44,599	1,314,779
*	Akero Therapeutics, Inc.	22,661	1,121,720
#*	Albireo Pharma, Inc.	7,009	313,022
*	Aldeyra Therapeutics, Inc.	59,230	349,457
*	Alector, Inc.	18,129	159,898
*	Align Technology, Inc.	2,744	740,139
*	Alkermes PLC	55,103	1,578,150
*	Allakos, Inc.	17,237	128,071
#*	Allogene Therapeutics, Inc.	87,286	673,848
#*	Allovir, Inc.	1,500	8,670
*	Alnylam Pharmaceuticals, Inc.	3,691	835,642
*	Alpha Teknova, Inc.	6,512	38,812
*	Alpine Immune Sciences, Inc.	5,080	42,672
#*	ALX Oncology Holdings, Inc.	3,024	28,123
*	Amedisys, Inc.	9,963	963,024
*	American Shared Hospital Services	3,867	12,452
#*	American Well Corp., Class A	132,299	525,227
	AmerisourceBergen Corp.	8,850	1,495,296
*	AMN Healthcare Services, Inc.	43,183	4,138,659
*	Amneal Pharmaceuticals, Inc.	3,401	7,482
*	Amphastar Pharmaceuticals, Inc.	56,072	1,696,739
#*	AnaptysBio, Inc.	10,904	271,401
*	AngioDynamics, Inc.	23,249	302,702
#*	ANI Pharmaceuticals, Inc.	15,619	698,638
*	Anika Therapeutics, Inc.	16,206	502,548
#*	Anixa Biosciences, Inc.	3,476	15,190
*	Annexon, Inc.	6,937	49,530
*	Annovis Bio, Inc.	1,082	17,875
#*	Apollo Medical Holdings, Inc.	20,880	744,163
#*	Apyx Medical Corp.	38,837	113,404
*	Arcturus Therapeutics Holdings, Inc.	11,991	253,370
*	Arcus Biosciences, Inc.	32,412	701,072
#*	Arcutis Biotherapeutics, Inc.	7,681	127,274
*	ARS Pharmaceuticals, Inc.	2,866	19,661
#*	Artivion, Inc.	41,547	541,773
*	Astria Therapeutics, Inc.	5,811	79,901
*	Atara Biotherapeutics, Inc.	5,316	26,952
*	Athira Pharma, Inc.	28,120	113,605
*	AtriCure, Inc.	23,541	1,018,854
	Atrion Corp.	1,718	1,180,781
*	aTyr Pharma, Inc.	5,008	11,518
*	Avanos Medical, Inc.	53,806	1,648,616
*	Avantor, Inc.	38,978	931,574
#*	Avid Bioservices, Inc.	4,100	64,903
#*	Avidity Biosciences, Inc.	15,039	356,424
#*	Avita Medical, Inc.	5,588	52,192

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AxoGen, Inc.	21,397	$202,630
*	Axonics, Inc.	20,962	1,287,067
#	Azenta, Inc.	10,627	594,049
	Baxter International, Inc.	26,265	1,200,048
	Becton Dickinson & Co.	9,587	2,418,033
*	Biogen, Inc.	8,875	2,581,738
#*	BioLife Solutions, Inc.	8,135	190,684
*	BioMarin Pharmaceutical, Inc.	6,298	726,474
*	Biomea Fusion, Inc.	4,062	38,670
*	Bio-Path Holdings, Inc.	705	1,473
*	Bio-Rad Laboratories, Inc., Class A	3,895	1,820,757
	Bio-Techne Corp.	8,280	659,585
#*	Bioventus, Inc., Class A	35	69
*	Bluebird Bio, Inc.	72,703	461,664
*	Boston Scientific Corp.	41,667	1,927,099
	Bristol-Myers Squibb Co.	122,040	8,866,206
*	Brookdale Senior Living, Inc.	378,335	1,089,605
	Bruker Corp.	22,783	1,597,544
*	C4 Therapeutics, Inc.	13,963	108,772
#*	Cara Therapeutics, Inc.	9,340	109,091
	Cardinal Health, Inc.	48,115	3,716,884
*	Cardiovascular Systems, Inc.	23,050	321,317
*	CareCloud, Inc.	2,414	8,690
#*	CareDx, Inc.	5,218	77,957
*	Caribou Biosciences, Inc.	15,782	113,788
*	Castle Biosciences, Inc.	10,732	290,623
*	Catalent, Inc.	18,600	996,030
#*	Catalyst Pharmaceuticals, Inc.	64,975	1,006,463
*	Celcuity, Inc.	1,900	18,202
*	Celldex Therapeutics, Inc.	10,192	449,060
#*	CEL-SCI Corp.	4,511	11,819
*	Centene Corp.	63,858	4,868,534
*	Century Therapeutics, Inc.	2,037	9,309
*	Certara, Inc.	8,041	155,995
*	Champions Oncology, Inc.	1,072	4,406
*	Charles River Laboratories International, Inc.	13,889	3,378,499
	Chemed Corp.	4,093	2,067,538
*	Chinook Therapeutics, Inc.	37,028	935,698
	Cigna Corp.	32,553	10,308,559
*	Codexis, Inc.	12,849	79,021
*	Cogent Biosciences, Inc.	10,417	156,880
#*	Collegium Pharmaceutical, Inc.	18,965	532,537
*	Community Health Systems, Inc.	38,093	198,845
*	Computer Programs & Systems, Inc.	10,664	313,308
*	Concert Pharmaceuticals, Inc.	7,181	59,890
#	CONMED Corp.	15,145	1,450,285
	Contra Abiomed, Inc.	2,059	2,100
	Cooper Cos., Inc.	3,932	1,371,993
*	Corcept Therapeutics, Inc.	67,943	1,553,177
*	CorVel Corp.	12,788	2,278,310
#*	CRISPR Therapeutics AG	36,797	1,877,383
*	Cross Country Healthcare, Inc.	39,131	1,085,885
#*	CryoPort, Inc.	2,825	64,495
*	Cue Biopharma, Inc.	29,943	102,405
*	Cullinan Oncology, Inc.	2,266	26,376
*	Cumberland Pharmaceuticals, Inc.	23,548	63,580
*	Cutera, Inc.	5,679	197,800
	CVS Health Corp.	118,113	10,419,929
#*	Cymabay Therapeutics, Inc.	3,502	29,382

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Danaher Corp.	31,151	$8,235,701
#*	DarioHealth Corp.	12,097	67,017
*	DaVita, Inc.	23,556	1,940,779
*	Day One Biopharmaceuticals, Inc.	3,014	65,615
#*	Decibel Therapeutics, Inc.	5,274	16,666
*	Deciphera Pharmaceuticals, Inc.	28,592	486,350
*	Denali Therapeutics, Inc.	26,705	808,360
	DENTSPLY SIRONA, Inc.	59,357	2,186,118
*	Design Therapeutics, Inc.	200	1,570
*	Dominari Holdings, Inc.	1,877	7,245
#*	Doximity, Inc., Class A	11,557	407,615
#*	Dynavax Technologies Corp.	69,916	795,644
*	Dyne Therapeutics, Inc.	2,513	36,690
*	Eagle Pharmaceuticals, Inc.	14,078	477,807
#*	Editas Medicine, Inc.	77,716	768,611
#*	Elanco Animal Health, Inc.	151,430	2,079,134
*	Electromed, Inc.	3,600	38,844
#*	Eledon Pharmaceuticals, Inc.	4,111	13,155
	Elevance Health, Inc.	15,836	7,917,842
#	Embecta Corp.	1,917	50,590
*	Emergent BioSolutions, Inc.	46,412	612,174
*	Enanta Pharmaceuticals, Inc.	12,298	656,467
	Encompass Health Corp.	25,581	1,597,533
*	Enhabit, Inc.	22,621	347,459
*	Enovis Corp.	33,906	2,134,383
	Ensign Group, Inc.	59,295	5,529,259
*	Envista Holdings Corp.	64,729	2,523,784
#*	enVVeno Medical Corp.	2,854	16,411
#*	Enzo Biochem, Inc.	40,669	54,496
#*	Equillium, Inc.	2,815	2,899
*	Erasca, Inc.	3,846	15,384
	Evoke Pharma, Inc.	300	1,212
*	Evolent Health, Inc., Class A	75,979	2,448,043
*	Exact Sciences Corp.	9,431	636,781
*	Exagen, Inc.	7,187	20,411
*	Exelixis, Inc.	124,120	2,186,994
*	Eyenovia, Inc.	6,032	14,236
*	Fate Therapeutics, Inc.	29,502	175,832
*	FibroGen, Inc.	20,225	477,310
*	Figs, Inc., Class A	49,554	443,508
*	FONAR Corp.	7,435	134,053
#*	Frequency Therapeutics, Inc.	5,039	22,877
#*	Fulcrum Therapeutics, Inc.	5,840	73,642
#*	Fulgent Genetics, Inc.	15,463	522,340
#*	Gain Therapeutics, Inc.	4,143	16,406
*	GE HealthCare Technologies, Inc.	596	41,434
#*	Generation Bio Co.	4,900	28,910
	Gilead Sciences, Inc.	71,697	6,018,246
*	Glaukos Corp.	16,992	833,458
#*	Globus Medical, Inc., Class A	32,209	2,431,780
#*	GlycoMimetics, Inc.	9,323	27,130
#*	Graphite Bio, Inc.	5,147	11,066
*	Great Elm Group, Inc.	14,407	31,839
#*	Gritstone bio, Inc.	4,800	15,264
*	Haemonetics Corp.	27,326	2,311,780
*	Halozyme Therapeutics, Inc.	27,932	1,446,040
#*	Harmony Biosciences Holdings, Inc.	9,317	448,800
*	Harrow Health, Inc.	3,170	47,613
*	Harvard Bioscience, Inc.	43,252	128,891

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Health Catalyst, Inc.	22,927	$318,685
*	HealthEquity, Inc.	32,458	1,975,069
*	HealthStream, Inc.	28,860	697,835
*	Henry Schein, Inc.	33,422	2,879,305
#*	Heska Corp.	6,804	608,550
*	Hologic, Inc.	36,504	2,970,330
*	Horizon Therapeutics PLC	24,532	2,691,651
	Humana, Inc.	9,303	4,760,345
*	Ideaya Biosciences, Inc.	28,910	492,337
#*	Ikena Oncology, Inc.	3,525	15,017
*	Illumina, Inc.	2,200	471,240
*	ImmuCell Corp.	1,614	11,960
*	ImmunoGen, Inc.	20,442	94,033
	Immunome, Inc.	700	3,682
*	ImmunoPrecise Antibodies Ltd.	2,801	12,352
*	Immunovant, Inc.	24,112	428,470
	IN8bio, Inc.	5,098	11,827
*	Incyte Corp.	7,515	639,827
*	InfuSystem Holdings, Inc.	10,768	107,895
#*	Innoviva, Inc.	77,375	978,794
*	Inogen, Inc.	8,762	204,417
#*	Inovio Pharmaceuticals, Inc.	81,229	134,840
*	Insulet Corp.	1,544	443,622
*	Integer Holdings Corp.	27,936	1,838,468
*	Integra LifeSciences Holdings Corp.	29,459	1,688,001
*	Intellia Therapeutics, Inc.	28,727	1,219,174
*	Intra-Cellular Therapies, Inc.	14,008	671,263
*	Intuitive Surgical, Inc.	2,106	517,423
*	Iovance Biotherapeutics, Inc.	69,438	552,726
*	IQVIA Holdings, Inc.	7,513	1,723,557
	iRadimed Corp.	3,451	129,067
*	IRIDEX Corp.	1,305	2,858
#*	Ironwood Pharmaceuticals, Inc.	96,052	1,106,519
*	iTeos Therapeutics, Inc.	8,891	185,822
*	IVERIC bio, Inc.	45,990	1,062,369
*	Jazz Pharmaceuticals PLC	36,717	5,752,085
	Johnson & Johnson	105,798	17,289,509
*	Joint Corp.	2,836	51,530
#*	KalVista Pharmaceuticals, Inc.	7,800	62,088
*	Karuna Therapeutics, Inc.	1,384	275,956
*	Kewaunee Scientific Corp.	2,037	32,918
*	Kodiak Sciences, Inc.	3,539	28,595
#*	KORU Medical Systems, Inc.	4,316	17,178
*	Krystal Biotech, Inc.	13,343	1,109,070
*	Kura Oncology, Inc.	63,061	871,503
#*	Kymera Therapeutics, Inc.	11,233	419,890
	Laboratory Corp. of America Holdings	22,412	5,650,513
#*	Lantern Pharma, Inc.	1,402	8,552
*	Lantheus Holdings, Inc.	41,656	2,395,220
*	Larimar Therapeutics, Inc.	3,502	17,300
#	LeMaitre Vascular, Inc.	22,383	1,056,030
*	LENSAR, Inc.	38,325	112,676
*	Lexicon Pharmaceuticals, Inc.	9,292	20,814
*	LHC Group, Inc.	21,394	3,393,088
*	Ligand Pharmaceuticals, Inc.	17,120	1,193,264
#*	LivaNova PLC	22,999	1,292,544
#*	MacroGenics, Inc.	34,760	200,565
#*	Marinus Pharmaceuticals, Inc.	6,635	42,132
*	Masimo Corp.	5,582	949,387

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	McKesson Corp.	10,320	$3,907,978
*	MediciNova, Inc.	6,142	14,679
*	Medpace Holdings, Inc.	11,051	2,443,045
	Medtronic PLC	57,439	4,807,070
#*	MeiraGTx Holdings PLC	19,000	158,840
	Merck & Co., Inc.	111,689	11,996,515
*	Meridian Bioscience, Inc.	39,436	1,340,824
*	Merit Medical Systems, Inc.	36,353	2,593,787
#*	Merrimack Pharmaceuticals, Inc.	9,794	113,512
*	Mersana Therapeutics, Inc.	13,525	88,995
#	Mesa Laboratories, Inc.	2,031	395,111
*	Microbot Medical, Inc.	2,205	6,880
*	Milestone Pharmaceuticals, Inc.	5,942	21,748
*	Mirati Therapeutics, Inc.	7,114	379,959
*	Moderna, Inc.	28,451	5,009,083
*	ModivCare, Inc.	22,606	2,424,720
*	Molina Healthcare, Inc.	9,555	2,979,536
#*	Morphic Holding, Inc.	15,367	502,962
*	Myriad Genetics, Inc.	87,462	1,724,751
	National HealthCare Corp.	15,437	919,119
#	National Research Corp.	17,603	817,131
#*	Nektar Therapeutics	95,063	258,571
*	Neogen Corp.	50,418	1,079,449
*	NeoGenomics, Inc.	58,900	699,732
*	Neurocrine Biosciences, Inc.	2,879	319,367
*	Neuronetics, Inc.	145	853
*	Nevro Corp.	17,263	633,897
#*	NextGen Healthcare, Inc.	49,485	941,205
#*	NGM Biopharmaceuticals, Inc.	16,918	88,650
#*	Novocure Ltd.	1,600	145,888
*	Nurix Therapeutics, Inc.	27,187	334,128
*	NuVasive, Inc.	28,418	1,295,861
#*	Nuvation Bio, Inc.	62,529	153,821
#*	Ocuphire Pharma, Inc.	3,832	13,297
*	Olema Pharmaceuticals, Inc.	14,079	68,002
*	Omega Therapeutics, Inc.	3,493	27,420
*	OmniAb, Inc.	83,889	347,300
*	OmniAb, Inc.	6,492	0
*	OmniAb, Inc.	6,492	0
#*	Omnicell, Inc.	11,467	636,074
#*	OPKO Health, Inc.	181,917	234,673
#*	OptimizeRx Corp.	2,470	44,337
*	Option Care Health, Inc.	68,345	1,973,120
*	OraSure Technologies, Inc.	59,691	333,076
#*	Organogenesis Holdings, Inc.	36,498	93,435
	Organon & Co.	12,919	389,249
#*	Orgenesis, Inc.	4,389	10,534
*	Orthofix Medical, Inc.	46,279	1,001,015
*	OrthoPediatrics Corp.	14,198	669,152
#*	Outset Medical, Inc.	8,245	231,849
*	Ovid therapeutics, Inc.	4,795	11,988
	Owens & Minor, Inc.	51,424	1,015,110
#*	Pacific Biosciences of California, Inc.	101,206	1,122,375
*	Pacira BioSciences, Inc.	24,374	957,167
	Patterson Cos., Inc.	73,369	2,215,010
#*††	PDL BioPharma, Inc.	418,608	1,025,590
*	PDS Biotechnology Corp.	3,101	25,831
*	Pediatrix Medical Group, Inc.	137,680	2,113,388
*	Pennant Group, Inc.	27,637	357,623

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Penumbra, Inc.	1,533	$383,879
	PerkinElmer, Inc.	17,908	2,462,887
	Perrigo Co. PLC	62,840	2,351,473
#*	Personalis, Inc.	1,685	3,960
*	PetIQ, Inc.	10,035	118,814
	Pfizer, Inc.	346,628	15,307,092
*	PharmaCyte Biotech, Inc.	4,103	11,858
	Phibro Animal Health Corp., Class A	25,877	398,506
*	Phreesia, Inc.	25,836	968,592
*	Pliant Therapeutics, Inc.	8,503	297,945
#*	PMV Pharmaceuticals, Inc.	44,191	362,366
*	Portage Biotech, Inc.	5	26
*	Poseida Therapeutics, Inc.	2,584	17,985
*	Praxis Precision Medicines, Inc.	5,300	26,394
	Premier, Inc., Class A	89,034	2,970,174
*	Prestige Consumer Healthcare, Inc.	44,176	2,905,014
*	Pro-Dex, Inc.	800	13,600
*	Protagonist Therapeutics, Inc.	4,095	54,423
*	Protara Therapeutics, Inc.	3,878	12,565
*	Prothena Corp. PLC	45,310	2,562,281
	Psychemedics Corp.	1,189	6,658
*	Pulmatrix, Inc.	2,118	8,599
#*	Pulmonx Corp.	29,137	259,028
*	Puma Biotechnology, Inc.	21,979	94,510
#*	Quanterix Corp.	4,127	58,315
	Quest Diagnostics, Inc.	23,710	3,520,461
*	QuidelOrtho Corp.	1,785	152,814
*	RadNet, Inc.	38,586	812,235
*	Rain Oncology, Inc.	2,156	19,361
*	Rallybio Corp.	1,343	9,320
#*	RAPT Therapeutics, Inc.	18,806	546,314
*	Recursion Pharmaceuticals, Inc., Class A	11,238	93,613
*	Regeneron Pharmaceuticals, Inc.	4,878	3,699,817
*	REGENXBIO, Inc.	34,767	806,942
*	Regulus Therapeutics, Inc.	5,500	7,920
*	Relay Therapeutics, Inc.	63,516	1,363,053
*	Reneo Pharmaceuticals, Inc.	7,245	19,634
#*	Repare Therapeutics, Inc.	5,981	73,925
#*	Repligen Corp.	5,096	944,289
*	Replimune Group, Inc.	18,667	519,876
	ResMed, Inc.	9,930	2,267,714
#*	Retractable Technologies, Inc.	4,686	9,044
*	REVOLUTION Medicines, Inc.	33,853	905,229
*	Rocket Pharmaceuticals, Inc.	10,760	233,815
	Royalty Pharma PLC, Class A	17,638	691,233
*	RxSight, Inc.	1,456	20,384
*	Sage Therapeutics, Inc.	24,807	1,099,942
#*	Sangamo Therapeutics, Inc.	119,912	418,493
*	Sarepta Therapeutics, Inc.	1,206	150,714
#*	Schrodinger, Inc.	29,341	709,465
#*	scPharmaceuticals, Inc.	2,070	12,793
*	Seagen, Inc.	6,155	858,499
*	Seer, Inc.	22,335	101,624
	Select Medical Holdings Corp.	139,776	4,063,288
*	Semler Scientific, Inc.	784	30,741
*	Shattuck Labs, Inc.	10,509	43,823
#*	Shockwave Medical, Inc.	2,657	499,330
*	SI-BONE, Inc.	12,705	216,366
#	SIGA Technologies, Inc.	6,123	44,882

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Simulations Plus, Inc.	1,697	$69,815
*	Soleno Therapeutics, Inc.	46	134
*	Solid Biosciences, Inc.	1,737	13,166
*	Sotera Health Co.	7,459	128,593
#*	SpringWorks Therapeutics, Inc.	6,624	207,994
#*	STAAR Surgical Co.	6,552	462,244
#*	Standard BioTools, Inc.	13,424	26,848
	STERIS PLC	11,494	2,373,626
#*	Stoke Therapeutics, Inc.	10,098	100,576
	Stryker Corp.	5,109	1,296,715
*	Supernus Pharmaceuticals, Inc.	50,130	2,055,831
#*	Surgery Partners, Inc.	31,137	1,033,748
*	Surmodics, Inc.	16,171	454,567
*	Sutro Biopharma, Inc.	32,752	237,124
*	Syndax Pharmaceuticals, Inc.	50,133	1,438,817
*	Syneos Health, Inc.	68,802	2,471,368
#*	Tactile Systems Technology, Inc.	7,033	91,218
*	Taro Pharmaceutical Industries Ltd.	1,569	46,788
*	Tarsus Pharmaceuticals, Inc.	3,367	53,064
#*	Teladoc Health, Inc.	58,408	1,717,195
#	Teleflex, Inc.	4,431	1,078,594
*	Tenet Healthcare Corp.	35,047	1,922,328
*	Terns Pharmaceuticals, Inc.	752	6,821
	Thermo Fisher Scientific, Inc.	15,310	8,731,752
#*	TransMedics Group, Inc.	7,864	495,589
*	Trevena, Inc.	3,037	5,041
#*	Twist Bioscience Corp.	20,531	589,034
	U.S. Physical Therapy, Inc.	8,465	839,305
*	UFP Technologies, Inc.	6,922	787,239
*	United Therapeutics Corp.	7,029	1,849,822
	UnitedHealth Group, Inc.	24,110	12,035,471
	Universal Health Services, Inc., Class B	31,476	4,665,058
	Utah Medical Products, Inc.	3,795	349,633
*	Vanda Pharmaceuticals, Inc.	46,115	354,163
*	Varex Imaging Corp.	43,504	934,901
#*	Vaxcyte, Inc.	17,251	782,333
*	Veeva Systems, Inc., Class A	2,094	357,132
*	Veracyte, Inc.	34,238	860,401
*	Veradigm, Inc.	123,295	2,208,213
*	Vericel Corp.	3,500	96,145
*	Vertex Pharmaceuticals, Inc.	10,772	3,480,433
	Viatris, Inc.	237,645	2,889,763
*	Viking Therapeutics, Inc.	8,393	73,523
*	Vor BioPharma, Inc.	4,801	25,301
*	Voyager Therapeutics, Inc.	12,000	113,280
*	Waters Corp.	4,673	1,535,454
	West Pharmaceutical Services, Inc.	7,074	1,878,854
*	XBiotech, Inc.	1,910	8,309
*	Xencor, Inc.	24,668	812,071
*	Xilio Therapeutics, Inc.	4,294	15,673
#*	XOMA Corp.	579	11,748
*	Zentalis Pharmaceuticals, Inc.	5,937	140,113
	Zimmer Biomet Holdings, Inc.	22,890	2,914,813
#*	Zimvie, Inc.	2,536	24,878
#††	Zogenix, Inc.	30,421	20,686
TOTAL HEALTH CARE			443,594,554
INDUSTRIALS — (16.4%)
#*	3D Systems Corp.	61,788	671,018

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	3M Co.	17,809	$2,049,460
	AAON, Inc.	29,333	2,238,695
*	AAR Corp.	39,350	2,024,164
	ABM Industries, Inc.	60,654	2,845,279
	ACCO Brands Corp.	106,717	677,653
	Acme United Corp.	1,921	45,336
	Acuity Brands, Inc.	23,535	4,436,818
#*	ACV Auctions, Inc., Class A	19,001	186,210
	Advanced Drainage Systems, Inc.	19,953	2,012,060
	AECOM	42,837	3,738,385
*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,894,737
*	AeroVironment, Inc.	16,292	1,449,499
*	AerSale Corp.	21,591	401,808
	AGCO Corp.	39,893	5,510,420
*	Air Industries Group	302	1,579
	Air Lease Corp.	120,144	5,402,876
*	Air T, Inc.	8	197
*	Air Transport Services Group, Inc.	50,273	1,423,229
	Alamo Group, Inc.	11,635	1,820,528
*	Alaska Air Group, Inc.	41,588	2,135,128
	Albany International Corp., Class A	27,180	3,048,237
#*	Allegiant Travel Co.	10,141	872,430
	Allegion PLC	10,433	1,226,399
	Allied Motion Technologies, Inc.	23,454	953,171
	Allison Transmission Holdings, Inc.	45,214	2,038,247
*	Alpha Pro Tech Ltd.	2,600	10,764
	Alta Equipment Group, Inc.	2,092	35,459
	Altra Industrial Motion Corp.	33,878	2,068,929
#*	Ameresco, Inc., Class A	28,526	1,839,071
#*	American Airlines Group, Inc.	35,363	570,759
#*	American Superconductor Corp.	25,200	136,836
*	American Woodmark Corp.	15,257	874,074
	AMETEK, Inc.	27,671	4,010,081
	AO Smith Corp.	39,705	2,688,028
*	API Group Corp.	1,727	38,408
	Apogee Enterprises, Inc.	22,486	1,053,244
	Applied Industrial Technologies, Inc.	30,817	4,413,303
	ARC Document Solutions, Inc.	4,156	14,504
	ArcBest Corp.	27,286	2,277,017
	Arcosa, Inc.	40,664	2,410,155
	Argan, Inc.	18,178	708,760
	Armstrong World Industries, Inc.	24,436	1,891,591
*	Art's-Way Manufacturing Co., Inc.	2,856	7,126
*	ASGN, Inc.	48,920	4,449,274
	Astec Industries, Inc.	24,868	1,097,674
*	Astronics Corp.	31,546	468,458
#*	Astronics Corp., Class B	13,763	203,004
*	Atkore, Inc.	44,248	5,763,302
#*	Atlas Air Worldwide Holdings, Inc.	28,276	2,890,090
#*	Avis Budget Group, Inc.	11,936	2,387,677
*	Axon Enterprise, Inc.	7,691	1,503,129
#*	AZEK Co., Inc.	76,302	1,841,167
	AZZ, Inc.	25,830	1,097,258
#*	Babcock & Wilcox Enterprises, Inc.	16,318	108,352
#	Barnes Group, Inc.	45,004	1,991,877
	Barrett Business Services, Inc.	5,321	528,801
*	Beacon Roofing Supply, Inc.	66,745	3,796,456
	BGSF, Inc.	14,224	205,964
*	Blue Bird Corp.	590	8,555

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	7,892	$685,183
	Boise Cascade Co.	43,747	3,279,713
	Booz Allen Hamilton Holding Corp.	24,570	2,325,305
*	Bowman Consulting Group Ltd.	550	14,019
	Brady Corp., Class A	44,173	2,361,930
*	BrightView Holdings, Inc.	3,230	25,678
	Brink's Co.	18,815	1,234,264
#*	Broadwind, Inc.	4,505	24,327
*	Builders FirstSource, Inc.	197,853	15,768,884
	BWX Technologies, Inc.	29,270	1,781,372
*	Byrna Technologies, Inc.	3,751	36,535
*	CACI International, Inc., Class A	20,394	6,283,187
	Carlisle Cos., Inc.	11,532	2,892,917
	Carrier Global Corp.	54,682	2,489,671
*	Casella Waste Systems, Inc., Class A	33,003	2,644,200
	Caterpillar, Inc.	27,146	6,848,664
*	CBIZ, Inc.	56,917	2,708,680
*	CECO Environmental Corp.	33,179	477,446
	CH Robinson Worldwide, Inc.	18,084	1,811,474
#*	Chart Industries, Inc.	18,219	2,440,982
	Chicago Rivet & Machine Co.	855	24,744
#*	Cimpress PLC	8,368	273,550
*	CIRCOR International, Inc.	33,404	923,621
*	Civeo Corp.	3,313	113,470
#*	Clarivate PLC	161,632	1,797,348
*	Clean Harbors, Inc.	56,739	7,393,092
	Columbus McKinnon Corp.	36,755	1,321,342
	Comfort Systems USA, Inc.	38,125	4,614,650
*	Commercial Vehicle Group, Inc.	13,113	109,887
	CompX International, Inc.	2,522	47,767
*	Concrete Pumping Holdings, Inc.	4,934	40,163
*	Construction Partners, Inc., Class A	12,662	358,208
#*	Copa Holdings SA, Class A	14,555	1,340,224
*	Copart, Inc.	50,284	3,349,417
#*	Core & Main, Inc., Class A	2,300	50,761
#	Costamare, Inc.	147,189	1,493,968
*	CoStar Group, Inc.	19,470	1,516,713
	Covenant Logistics Group, Inc.	10,927	362,339
*»	CPI Aerostructures, Inc.	7,398	29,592
	CRA International, Inc.	12,547	1,491,085
	Crane Holdings Co.	31,638	3,667,161
	CSW Industrials, Inc.	16,758	2,265,849
	CSX Corp.	119,497	3,694,847
	Cummins, Inc.	19,861	4,956,114
	Curtiss-Wright Corp.	32,696	5,420,997
*	Daseke, Inc.	12,863	89,784
	Deere & Co.	19,219	8,126,562
*	Delta Air Lines, Inc.	20,897	817,073
	Deluxe Corp.	40,224	804,078
#*	Distribution Solutions Group, Inc.	12,319	508,775
*	DLH Holdings Corp.	3,701	45,559
	Donaldson Co., Inc.	31,166	1,943,200
	Douglas Dynamics, Inc.	38,123	1,540,550
	Dover Corp.	16,701	2,535,713
*	Ducommun, Inc.	11,862	685,386
	Dun & Bradstreet Holdings, Inc.	82,584	1,209,856
*	DXP Enterprises, Inc.	15,816	479,225
*	Dycom Industries, Inc.	31,668	3,020,177
#	Eagle Bulk Shipping, Inc.	13,738	786,913

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Eastern Co.	5,972	$129,592
	Eaton Corp. PLC	26,007	4,218,595
	EMCOR Group, Inc.	37,902	5,618,971
	Emerson Electric Co.	27,946	2,521,288
	Encore Wire Corp.	18,399	2,970,151
*	Energy Recovery, Inc.	24,223	536,055
	Enerpac Tool Group Corp.	49,153	1,304,521
	EnerSys	35,677	2,961,905
	Eneti, Inc.	36,854	390,284
	Ennis, Inc.	24,744	525,563
	EnPro Industries, Inc.	24,193	2,929,046
	Equifax, Inc.	7,143	1,587,175
	Esab Corp.	37,506	2,168,222
	ESCO Technologies, Inc.	24,130	2,375,357
*	Espey Mfg. & Electronics Corp.	3,027	48,523
#*	EVI Industries, Inc.	1,100	22,396
*	Evoqua Water Technologies Corp.	57,972	2,812,222
	Expeditors International of Washington, Inc.	10,629	1,149,526
	Exponent, Inc.	23,078	2,366,418
	Fastenal Co.	27,033	1,366,518
	Federal Signal Corp.	61,545	3,277,271
	FedEx Corp.	21,097	4,089,864
*	First Advantage Corp.	3,395	47,123
	Flowserve Corp.	47,162	1,623,316
#*	Fluor Corp.	62,332	2,290,701
*	Flux Power Holdings, Inc.	4,043	21,994
*	Forrester Research, Inc.	15,901	589,291
	Fortive Corp.	40,474	2,753,446
	Fortune Brands Innovations, Inc.	25,464	1,642,683
	Forward Air Corp.	28,548	3,078,902
*	Franklin Covey Co.	22,877	1,061,493
	Franklin Electric Co., Inc.	42,569	3,843,981
*	Frontier Group Holdings, Inc.	47,686	599,890
#*	FTI Consulting, Inc.	25,552	4,076,055
#*	FuelCell Energy, Inc.	315,999	1,156,556
*	Gates Industrial Corp. PLC	54,936	725,705
	GATX Corp.	33,088	3,786,922
	Genco Shipping & Trading Ltd.	49,562	899,055
*	Gencor Industries, Inc.	12,690	135,022
*	Generac Holdings, Inc.	6,608	796,925
	General Dynamics Corp.	15,911	3,708,218
	General Electric Co.	1,790	144,059
*	Gibraltar Industries, Inc.	29,728	1,592,529
	Global Industrial Co.	34,554	908,425
*	GMS, Inc.	38,466	2,281,803
	Gorman-Rupp Co.	23,618	678,545
	Graco, Inc.	32,541	2,223,201
	GrafTech International Ltd.	18,104	118,400
*	Graham Corp.	10,619	103,004
	Granite Construction, Inc.	61,159	2,604,150
*	Great Lakes Dredge & Dock Corp.	83,978	577,769
#	Greenbrier Cos., Inc.	34,755	1,074,625
	Griffon Corp.	49,908	2,040,239
*	GXO Logistics, Inc.	23,874	1,249,326
	H&E Equipment Services, Inc.	46,830	2,383,179
*	Harsco Corp.	152,538	1,211,152
#*	Hawaiian Holdings, Inc.	51,449	633,852
#*	Hayward Holdings, Inc.	29,090	392,424
	Healthcare Services Group, Inc.	28,610	385,377

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	64,040	$1,077,153
	HEICO Corp.	3,400	581,230
	HEICO Corp., Class A	5,443	727,620
	Heidrick & Struggles International, Inc.	18,298	562,846
	Helios Technologies, Inc.	31,722	2,093,652
	Herc Holdings, Inc.	27,075	4,205,289
*	Heritage-Crystal Clean, Inc.	21,338	793,774
#*	Hertz Global Holdings, Inc.	82,342	1,483,803
	Hexcel Corp.	42,016	2,965,489
	Hillenbrand, Inc.	40,968	1,919,760
	HireQuest, Inc.	1,551	33,378
#	HNI Corp.	62,658	1,990,645
	Honeywell International, Inc.	22,922	4,778,779
	Howmet Aerospace, Inc.	52,078	2,119,054
*	Hub Group, Inc., Class A	29,119	2,482,977
	Hubbell, Inc.	15,290	3,500,034
*	Hudson Global, Inc.	5,895	147,080
*	Hudson Technologies, Inc.	27,496	280,734
	Huntington Ingalls Industries, Inc.	17,118	3,775,204
	Hurco Cos., Inc.	10,844	305,801
#*	Huron Consulting Group, Inc.	33,674	2,291,179
	Hyster-Yale Materials Handling, Inc.	19,311	626,256
*	IAA, Inc.	19,724	823,083
	ICF International, Inc.	19,317	1,974,004
*	Ideal Power, Inc.	666	8,531
	IDEX Corp.	6,614	1,585,244
*	IES Holdings, Inc.	19,906	792,458
	Ingersoll Rand, Inc.	47,776	2,675,456
*	Innovative Solutions & Support, Inc.	14,202	118,161
	Insperity, Inc.	11,619	1,284,480
	Insteel Industries, Inc.	24,067	721,769
	Interface, Inc.	48,805	555,401
	ITT, Inc.	57,568	5,272,653
	Jacobs Solutions, Inc.	10,283	1,270,465
	JB Hunt Transport Services, Inc.	17,722	3,350,344
*	JELD-WEN Holding, Inc.	87,621	1,108,406
*	JetBlue Airways Corp.	267,985	2,143,880
	John Bean Technologies Corp.	13,334	1,489,808
	Johnson Controls International PLC	102,963	7,163,136
	Kadant, Inc.	11,594	2,362,509
	Kaman Corp.	23,340	588,635
*	KAR Auction Services, Inc.	93,409	1,360,035
	Karat Packaging, Inc.	996	14,970
	KBR, Inc.	108,216	5,543,906
#	Kelly Services, Inc., Class A	54,974	995,029
	Kennametal, Inc.	63,714	1,815,849
	Kforce, Inc.	35,869	2,013,327
	Kimball International, Inc., Class B	27,693	204,928
*	Kirby Corp.	50,715	3,589,608
	Knight-Swift Transportation Holdings, Inc.	138,261	8,171,225
	Korn Ferry	47,339	2,555,833
*	Kratos Defense & Security Solutions, Inc.	101,437	1,161,454
	L3Harris Technologies, Inc.	12,835	2,757,215
	Landstar System, Inc.	13,301	2,298,812
*	LB Foster Co., Class A	9,119	107,878
	Leidos Holdings, Inc.	26,625	2,631,615
	Lennox International, Inc.	4,245	1,106,332
*	Limbach Holdings, Inc.	18,803	241,995
#	Lincoln Electric Holdings, Inc.	19,234	3,209,578

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lindsay Corp.	9,330	$1,461,265
	Lockheed Martin Corp.	2,444	1,132,207
*	LS Starrett Co., Class A	5,375	44,774
	LSI Industries, Inc.	25,235	346,477
	Luxfer Holdings PLC	3,259	53,936
*	Manitex International, Inc.	17,056	69,588
*	Manitowoc Co., Inc.	57,461	787,216
	ManpowerGroup, Inc.	51,785	4,513,581
	Marten Transport Ltd.	90,946	2,008,997
	Masco Corp.	25,301	1,346,013
*	Masonite International Corp.	25,598	2,335,050
*	MasTec, Inc.	60,112	5,904,802
*	Mastech Digital, Inc.	1,982	26,550
	Masterbrand, Inc.	25,464	234,269
*	Matrix Service Co.	47,382	382,373
	Matson, Inc.	44,826	2,963,895
	Matthews International Corp., Class A	31,345	1,161,019
	Maxar Technologies, Inc.	46,147	2,384,415
*	Mayville Engineering Co., Inc.	4,588	73,408
	McGrath RentCorp	30,219	3,007,999
	MDU Resources Group, Inc.	167,375	5,173,561
*	Mercury Systems, Inc.	30,305	1,514,795
*	Mesa Air Group, Inc.	5,761	16,995
*	Middleby Corp.	10,556	1,640,930
	Miller Industries, Inc.	11,666	338,431
	MillerKnoll, Inc.	38,329	915,297
*	Mistras Group, Inc.	30,433	161,295
#*»	Monitronics International, Inc.	707	106
#*	Montrose Environmental Group, Inc.	8,198	444,004
	Moog, Inc., Class A	25,777	2,457,064
*	MRC Global, Inc.	35,845	487,492
	MSA Safety, Inc.	14,013	1,911,233
	MSC Industrial Direct Co., Inc., Class A	24,221	2,003,077
	Mueller Industries, Inc.	57,072	3,741,070
#	Mueller Water Products, Inc., Class A	140,860	1,781,879
*	MYR Group, Inc.	18,525	1,835,086
	National Presto Industries, Inc.	4,283	328,121
	NL Industries, Inc.	34,694	244,940
*	NN, Inc.	30,941	63,738
	Nordson Corp.	8,764	2,132,281
	Norfolk Southern Corp.	13,284	3,265,340
	Northrop Grumman Corp.	11,034	4,943,673
*	Northwest Pipe Co.	9,135	341,649
*	NOW, Inc.	113,770	1,597,331
*	NV5 Global, Inc.	9,540	1,271,587
	nVent Electric PLC	84,713	3,367,342
	Old Dominion Freight Line, Inc.	14,774	4,923,288
#	Omega Flex, Inc.	4,638	493,019
*	Orion Energy Systems, Inc.	4,826	8,011
*	Orion Group Holdings, Inc.	32,630	93,648
	Oshkosh Corp.	55,655	5,608,911
	Otis Worldwide Corp.	27,948	2,298,164
	Owens Corning	86,571	8,367,087
	P&F Industries, Inc., Class A	2,014	11,198
	PACCAR, Inc.	58,647	6,410,704
*	PAM Transportation Services, Inc.	30,280	876,606
	Pangaea Logistics Solutions Ltd.	21,529	130,681
#	Park Aerospace Corp.	31,375	436,426
	Parker-Hannifin Corp.	17,069	5,564,494

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	24,377	$322,995
*	Parsons Corp.	31,968	1,391,247
*	Patriot Transportation Holding, Inc.	2,586	20,481
	Pentair PLC	72,189	3,997,827
*	Performant Financial Corp.	8,931	28,936
#*	Perma-Fix Environmental Services, Inc.	2,877	11,940
*	Perma-Pipe International Holdings, Inc.	5,730	57,758
*	PGT Innovations, Inc.	60,041	1,302,890
*	Pineapple Energy, Inc.	6,025	13,315
	Pitney Bowes, Inc.	60,327	260,009
#*	Plug Power, Inc.	25,372	431,831
*	Polar Power, Inc.	3,170	5,452
	Powell Industries, Inc.	19,042	755,967
	Preformed Line Products Co.	3,704	327,174
	Primoris Services Corp.	51,587	1,372,214
#*	Proterra, Inc.	81,538	415,844
*	Proto Labs, Inc.	15,031	459,949
#*	Quad/Graphics, Inc.	66,720	294,235
	Quanex Building Products Corp.	37,808	978,849
	Quanta Services, Inc.	24,553	3,736,721
#*	Quest Resource Holding Corp.	2,109	14,552
*	Radiant Logistics, Inc.	42,567	238,801
	Raytheon Technologies Corp.	115,471	11,529,779
*	RBC Bearings, Inc.	15,134	3,692,242
*	RCM Technologies, Inc.	3,727	49,755
	Regal Rexnord Corp.	65,957	9,181,214
	Republic Services, Inc.	15,538	1,939,453
*	Resideo Technologies, Inc.	78,705	1,513,497
	Resources Connection, Inc.	30,295	523,195
	REV Group, Inc.	86,124	1,103,248
	Robert Half International, Inc.	28,346	2,379,930
	Rockwell Automation, Inc.	1,280	360,998
	Rollins, Inc.	21,642	787,769
	Rush Enterprises, Inc., Class A	45,034	2,423,280
	Rush Enterprises, Inc., Class B	11,409	663,662
#*	RXO, Inc.	28,541	522,871
	Ryder System, Inc.	45,181	4,265,538
*	Saia, Inc.	14,900	4,064,422
	Schneider National, Inc., Class B	60,240	1,596,360
	Science Applications International Corp.	28,065	2,912,586
	Sensata Technologies Holding PLC	52,970	2,693,524
*	Servotronics, Inc.	1,499	16,842
*	Shoals Technologies Group, Inc., Class A	39,423	1,099,507
	Shyft Group, Inc.	38,885	1,294,482
*	SIFCO Industries, Inc.	4,888	17,010
	Simpson Manufacturing Co., Inc.	46,415	4,971,511
#*	SiteOne Landscape Supply, Inc.	10,251	1,553,129
#*	SkyWest, Inc.	40,157	833,659
	Snap-on, Inc.	14,864	3,697,123
	Southwest Airlines Co.	65,450	2,341,146
*	SP Plus Corp.	30,383	1,145,743
	Spirit Airlines, Inc.	80,700	1,601,088
*	SPX Technologies, Inc.	43,739	3,280,862
	Standex International Corp.	13,043	1,507,379
	Stanley Black & Decker, Inc.	24,168	2,158,444
	Steelcase, Inc., Class A	54,147	422,347
*	Stericycle, Inc.	48,232	2,595,364
#*	Sterling Check Corp.	19,020	265,329
*	Sterling Infrastructure, Inc.	24,499	891,519

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Sunrun, Inc.	150,841	$3,964,101
*	Taylor Devices, Inc.	1,412	22,987
	Tecnoglass, Inc.	10,263	351,405
	Tennant Co.	18,358	1,287,447
	Terex Corp.	58,736	2,993,774
	Tetra Tech, Inc.	18,531	2,881,941
	Textainer Group Holdings Ltd.	54,230	1,838,397
	Textron, Inc.	43,382	3,160,379
*	Thermon Group Holdings, Inc.	33,398	772,162
	Timken Co.	79,996	6,587,671
*	Titan International, Inc.	80,234	1,339,105
*	Titan Machinery, Inc.	22,656	995,505
	Toro Co.	19,647	2,191,033
*	TPI Composites, Inc.	25,937	338,478
	Trane Technologies PLC	10,333	1,850,847
*	Transcat, Inc.	7,856	656,133
	TransDigm Group, Inc.	3,542	2,542,270
	TransUnion	12,705	911,584
*	Trex Co., Inc.	18,744	988,184
*	TriNet Group, Inc.	28,219	2,129,124
	Trinity Industries, Inc.	101,146	2,909,970
	Triton International Ltd.	59,424	4,197,711
*	Triumph Group, Inc.	4,063	46,278
*	TrueBlue, Inc.	39,208	769,653
*	Tutor Perini Corp.	73,386	672,950
*	Twin Disc, Inc.	11,509	116,241
*	U.S. Xpress Enterprises, Inc., Class A	3,644	5,903
	UFP Industries, Inc.	65,346	6,113,118
#	U-Haul Holding Co.	13,857	928,835
	U-Haul Holding Co.	124,713	7,706,016
*	Ultralife Corp.	19,266	77,835
	UniFirst Corp.	17,486	3,469,922
	Union Pacific Corp.	27,524	5,620,126
*	United Airlines Holdings, Inc.	41,196	2,016,956
*	United Rentals, Inc.	16,006	7,057,846
*	Univar Solutions, Inc.	79,577	2,743,815
#	Universal Logistics Holdings, Inc.	26,011	934,315
*	Urban-Gro, Inc.	4,714	17,913
*	V2X, Inc.	12,884	568,957
	Valmont Industries, Inc.	13,308	4,388,047
	Verisk Analytics, Inc.	9,491	1,725,369
	Veritiv Corp.	14,939	1,867,973
*	Viad Corp.	15,387	454,686
*	Vicor Corp.	10,138	703,881
*	Virco Mfg. Corp.	18,900	92,610
*	VirTra, Inc.	2,086	9,929
	VSE Corp.	8,785	482,296
	Wabash National Corp.	63,600	1,638,336
	Waste Management, Inc.	21,260	3,289,560
#	Watsco, Inc.	7,308	2,100,100
#»	Watsco, Inc., Class B	1,205	345,877
	Watts Water Technologies, Inc., Class A	25,609	4,187,584
	Werner Enterprises, Inc.	69,250	3,252,672
*	WESCO International, Inc.	50,302	7,495,501
	Westinghouse Air Brake Technologies Corp.	54,176	5,624,011
*	Willdan Group, Inc.	13,889	264,447
*	Willis Lease Finance Corp.	7,583	439,738
*	WillScot Mobile Mini Holdings Corp.	92,227	4,469,320
	Woodward, Inc.	29,442	3,010,739

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WW Grainger, Inc.	4,935	$2,909,084
*	XPO, Inc.	23,874	951,618
	Xylem, Inc.	16,126	1,677,265
#*	Yellow Corp.	2,010	6,653
	Zurn Elkay Water Solutions Corp.	112,414	2,457,370
TOTAL INDUSTRIALS			783,890,185
INFORMATION TECHNOLOGY — (10.0%)
#*	8x8, Inc.	13,934	65,629
	A10 Networks, Inc.	41,134	636,754
	Accenture PLC, Class A	10,298	2,873,657
*	ACI Worldwide, Inc.	105,442	2,944,995
	Adeia, Inc.	61,370	672,001
#	ADTRAN Holdings, Inc.	73,241	1,382,058
	Advanced Energy Industries, Inc.	34,564	3,205,465
*	Advanced Micro Devices, Inc.	106,822	8,027,673
*	Agilysys, Inc.	22,325	1,865,477
*	Airgain, Inc.	7,221	57,768
*	Akamai Technologies, Inc.	17,530	1,559,293
*	Alarm.com Holdings, Inc.	13,875	743,700
*	Alithya Group, Inc., Class A	10,105	17,684
*	Alkami Technology, Inc.	7,544	123,495
*	Alpha & Omega Semiconductor Ltd.	28,159	928,121
*	Altair Engineering, Inc., Class A	4,241	225,197
*	Ambarella, Inc.	16,716	1,501,765
	Amdocs Ltd.	33,830	3,109,992
	American Software, Inc., Class A	29,205	444,208
	Amkor Technology, Inc.	308,829	9,036,337
	Amphenol Corp., Class A	24,798	1,978,136
*	AmpliTech Group, Inc.	1,832	4,122
*	Amtech Systems, Inc.	11,930	129,202
	Analog Devices, Inc.	26,601	4,561,273
*	ANSYS, Inc.	7,175	1,911,133
*	Appfolio, Inc., Class A	3,102	348,448
	Applied Materials, Inc.	7,835	873,524
*	Arista Networks, Inc.	22,413	2,824,486
*	Arlo Technologies, Inc.	71,690	268,838
*	Arrow Electronics, Inc.	63,192	7,424,428
*	Aspen Technology, Inc.	5,221	1,037,674
*	AstroNova, Inc.	7,311	96,871
*	Asure Software, Inc.	12,057	128,166
	Autoscope Technologies Corp.	136	563
*	Aviat Networks, Inc.	11,588	374,872
#*	Avid Technology, Inc.	14,234	431,433
*	AvidXchange Holdings, Inc.	14,961	166,366
	Avnet, Inc.	82,723	3,795,331
*	Aware, Inc.	18,258	32,682
*	Axcelis Technologies, Inc.	29,321	3,223,844
*	AXT, Inc.	56,792	334,505
	Badger Meter, Inc.	19,606	2,272,335
	Bel Fuse, Inc., Class A	2,276	91,837
	Bel Fuse, Inc., Class B	9,813	387,025
	Belden, Inc.	28,935	2,346,339
	Benchmark Electronics, Inc.	35,202	985,304
*	Bill.Com Holdings, Inc.	1,158	133,888
	BK Technologies Corp.	7,687	29,441
*	Black Knight, Inc.	20,752	1,257,364
*	Blackbaud, Inc.	17,415	1,083,387
*	Block, Inc.	13,547	1,107,061

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	BM Technologies, Inc.	3,884	$17,556
*	Box, Inc., Class A	31,556	1,009,476
*	Brightcove, Inc.	2,493	15,806
	Broadcom, Inc.	1,387	811,409
	Broadridge Financial Solutions, Inc.	14,240	2,141,126
*	CalAmp Corp.	24,744	114,565
*	Calix, Inc.	47,347	2,492,346
*	Cambium Networks Corp.	800	17,144
*	Cantaloupe, Inc.	7,057	35,920
	Cass Information Systems, Inc.	11,182	542,998
	CDW Corp.	10,144	1,988,528
*	Cerence, Inc.	23,539	577,176
*	Ceridian HCM Holding, Inc.	32,007	2,313,466
*	CEVA, Inc.	15,224	504,219
*	Ciena Corp.	94,198	4,900,180
*	Cirrus Logic, Inc.	50,742	4,586,569
	Cisco Systems, Inc.	174,127	8,474,761
*	Clearfield, Inc.	11,060	790,348
	Climb Global Solutions, Inc.	4,672	176,975
*	Coda Octopus Group, Inc.	1,743	12,584
	Cognex Corp.	10,076	551,560
	Cognizant Technology Solutions Corp., Class A	27,803	1,855,850
*	Cognyte Software Ltd.	48,140	182,451
#*	Coherent Corp.	27,690	1,201,746
*	Cohu, Inc.	54,502	1,966,432
*	CommScope Holding Co., Inc.	51,109	429,316
*	CommVault Systems, Inc.	14,829	922,809
*	Computer Task Group, Inc.	17,123	122,429
	Comtech Telecommunications Corp.	45,744	725,500
	Concentrix Corp.	40,401	5,729,266
*	Conduent, Inc.	97,386	464,531
*	Consensus Cloud Solutions, Inc.	10,746	631,542
#*	CoreCard Corp.	1,025	34,317
	Corning, Inc.	109,229	3,780,416
*	CPI Card Group, Inc.	706	25,861
#*	CPS Technologies Corp.	3,306	9,786
#	Crexendo, Inc.	4,326	8,003
	CSG Systems International, Inc.	32,459	1,936,829
	CSP, Inc.	2,269	24,619
	CTS Corp.	32,535	1,448,133
*	CVD Equipment Corp.	5,741	69,983
*	Daktronics, Inc.	87,962	366,802
*	Data I/O Corp.	3,111	13,097
*	Digi International, Inc.	29,420	999,986
*	Diodes, Inc.	42,123	3,756,950
	Dolby Laboratories, Inc., Class A	28,306	2,252,025
*	DoubleVerify Holdings, Inc.	2,133	57,996
*	Dropbox, Inc., Class A	32,653	758,529
#*	Duck Creek Technologies, Inc.	38,222	723,542
*	DXC Technology Co.	160,142	4,600,880
*	Dynatrace, Inc.	5,949	228,620
*	DZS, Inc.	15,843	201,206
#	Ebix, Inc.	32,434	618,192
*	Edgio, Inc.	111,420	174,929
*	eGain Corp.	25,600	248,832
#*	EMCORE Corp.	28,502	35,342
*	Enphase Energy, Inc.	6,057	1,340,899
#	Entegris, Inc.	21,376	1,725,257
*	Envestnet, Inc.	18,013	1,170,845

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	4,374	$1,455,011
*	ePlus, Inc.	27,501	1,369,000
#*	Euronet Worldwide, Inc.	16,823	1,895,616
*	Everspin Technologies, Inc.	1,444	9,964
	EVERTEC, Inc.	36,485	1,347,756
*	Evo Payments, Inc., Class A	17,900	606,273
*	ExlService Holdings, Inc.	24,809	4,232,415
*	Extreme Networks, Inc.	51,584	930,060
*	F5, Inc.	12,726	1,879,121
*	Fabrinet	34,607	4,556,358
*	Fair Isaac Corp.	3,221	2,145,025
*	FARO Technologies, Inc.	18,624	511,788
#*	Fastly, Inc., Class A	76,545	792,241
	Fidelity National Information Services, Inc.	40,739	3,057,055
*	First Solar, Inc.	83,806	14,883,946
*	Fiserv, Inc.	22,803	2,432,624
*	FleetCor Technologies, Inc.	8,593	1,794,304
*	Flex Ltd.	337,264	7,875,114
*	Flywire Corp.	9,275	250,147
*	FormFactor, Inc.	71,695	2,017,497
#*	Franklin Wireless Corp.	4,760	24,181
	Frequency Electronics, Inc.	8,185	49,110
*	Gartner, Inc.	6,468	2,187,090
	Gen Digital, Inc.	46,058	1,059,795
*	Genasys, Inc.	5,386	19,390
	Genpact Ltd.	66,360	3,137,501
	Global Payments, Inc.	40,938	4,614,531
*	Globant SA	5,573	903,829
*	Grid Dynamics Holdings, Inc.	7,988	100,010
*	GSI Technology, Inc.	26,474	54,007
*	Guidewire Software, Inc.	19,676	1,441,070
	Hackett Group, Inc.	40,314	890,939
*	Harmonic, Inc.	97,724	1,287,025
	Hewlett Packard Enterprise Co.	375,365	6,054,637
	HP, Inc.	82,578	2,406,323
*	HubSpot, Inc.	884	306,757
#*	I3 Verticals, Inc., Class A	4,584	132,569
*	IBEX Holdings Ltd.	801	21,379
#*	Ichor Holdings Ltd.	26,522	896,444
*	Identiv, Inc.	2,416	21,068
	Immersion Corp.	12,611	92,313
#*	Infinera Corp.	18,719	137,023
	Information Services Group, Inc.	22,614	118,497
*	Innodata, Inc.	20,391	89,720
#*	Insight Enterprises, Inc.	29,949	3,375,851
	Intel Corp.	359,241	10,152,151
#	InterDigital, Inc.	38,244	2,675,168
	International Business Machines Corp.	52,019	7,008,520
*	International Money Express, Inc.	6,409	145,869
*	inTEST Corp.	8,305	107,965
#*	Intevac, Inc.	16,097	110,425
	Intuit, Inc.	2,073	876,195
*	IPG Photonics Corp.	28,255	3,167,385
*	Issuer Direct Corp.	427	11,832
*	Iteris, Inc.	20,318	75,177
#*	Itron, Inc.	36,254	2,083,517
	Jabil, Inc.	133,106	10,466,125
	Jack Henry & Associates, Inc.	15,629	2,814,627
*	Jamf Holding Corp.	2,316	46,019

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	JFrog Ltd.	6,007	$154,440
	Juniper Networks, Inc.	151,640	4,897,972
*	Key Tronic Corp.	10,062	46,688
*	Keysight Technologies, Inc.	20,470	3,671,294
*	Kimball Electronics, Inc.	23,340	595,637
*	Knowles Corp.	183,551	3,529,686
#	Kulicke & Soffa Industries, Inc.	59,739	3,052,663
*	KVH Industries, Inc.	24,199	248,040
*	Kyndryl Holdings, Inc.	89,401	1,197,079
	Lam Research Corp.	785	392,579
*	Lantronix, Inc.	6,540	33,027
*	Lattice Semiconductor Corp.	13,421	1,017,178
*	LGL Group, Inc.	2,275	10,260
	Littelfuse, Inc.	11,638	2,987,358
*	LiveRamp Holdings, Inc.	53,705	1,437,146
*	Lumentum Holdings, Inc.	34,088	2,051,416
*	Luna Innovations, Inc.	15,206	134,421
*	MACOM Technology Solutions Holdings, Inc.	25,256	1,692,657
*	Magnachip Semiconductor Corp.	17,121	181,483
*	Manhattan Associates, Inc.	9,196	1,198,791
*	Marqeta, Inc., Class A	86,063	570,598
	Marvell Technology, Inc.	50,922	2,197,284
	Maximus, Inc.	25,230	1,888,465
*	MaxLinear, Inc.	44,393	1,828,992
*	MeridianLink, Inc.	1,870	29,696
	Methode Electronics, Inc.	34,926	1,667,367
	Microchip Technology, Inc.	24,136	1,873,436
	Micron Technology, Inc.	133,994	8,079,838
	Microsoft Corp.	13,572	3,363,277
#*	Mitek Systems, Inc.	11,273	111,152
#	MKS Instruments, Inc.	15,512	1,587,188
#*	Model N, Inc.	8,423	334,056
#*	MoneyGram International, Inc.	33,326	358,921
	Monolithic Power Systems, Inc.	3,143	1,340,678
	Motorola Solutions, Inc.	7,759	1,994,141
#*	M-Tron Industries, Inc.	1,137	11,489
#*	N-able, Inc.	33,899	348,143
#*	Napco Security Technologies, Inc.	36,440	1,055,667
	National Instruments Corp.	37,332	2,015,928
*	NCR Corp.	70,738	1,939,636
#*	Neonode, Inc.	2,085	17,243
	NetApp, Inc.	7,400	490,102
*	NETGEAR, Inc.	28,875	576,634
*	NetScout Systems, Inc.	62,760	2,014,596
*	NetSol Technologies, Inc.	4,255	12,935
	Network-1 Technologies, Inc.	6,962	15,525
*	nLight, Inc.	12,211	151,416
*	Nortech Systems, Inc.	1,040	13,978
#*	Novanta, Inc.	16,792	2,711,404
	NVE Corp.	3,647	265,757
	NXP Semiconductors NV	3,694	680,841
*	Okta, Inc.	1,162	85,535
#*	Olo, Inc., Class A	90,423	725,192
*	ON Semiconductor Corp.	77,943	5,724,913
*	ON24, Inc.	18,994	176,264
*	One Stop Systems, Inc.	5,768	20,246
*	OneSpan, Inc.	72,302	998,491
*	Onto Innovation, Inc.	49,456	3,889,714
*	Optical Cable Corp.	6,626	27,001

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	15,073	$1,427,564
*	Palantir Technologies, Inc., Class A	15,291	118,964
#*	PAR Technology Corp.	4,582	155,742
*	Paya Holdings, Inc.	7,183	69,819
*	Paycom Software, Inc.	2,951	955,947
*	Paylocity Holding Corp.	4,147	863,779
*	Paymentus Holdings, Inc., Class A	2,078	18,058
*	PayPal Holdings, Inc.	10,461	852,467
*	Paysafe Ltd.	12,157	255,783
#	PC Connection, Inc.	30,727	1,506,545
	PCTEL, Inc.	16,219	75,094
*	PDF Solutions, Inc.	39,463	1,254,134
*	Perficient, Inc.	25,917	1,921,486
	PFSweb, Inc.	17,930	119,414
*	Photronics, Inc.	89,745	1,626,179
*	Pixelworks, Inc.	2,378	5,065
*	Plexus Corp.	28,992	2,782,942
	Power Integrations, Inc.	44,136	3,799,668
#*	Powerfleet, Inc.	16,570	47,390
#*	PowerSchool Holdings, Inc., Class A	8,885	200,090
#*	Procore Technologies, Inc.	6,394	357,744
#	Progress Software Corp.	40,738	2,160,744
*	PTC, Inc.	8,262	1,114,379
*	Pure Storage, Inc., Class A	35,471	1,026,531
*	Qorvo, Inc.	48,731	5,295,110
*	Qualys, Inc.	13,938	1,607,888
#*	Rackspace Technology, Inc.	4,857	14,571
*	Rambus, Inc.	105,706	4,277,922
*	Remitly Global, Inc.	7,121	85,879
*	RF Industries Ltd.	7,730	40,660
*	Ribbon Communications, Inc.	87,856	308,375
	Richardson Electronics Ltd.	12,056	269,452
#*	Rimini Street, Inc.	4,654	20,943
*	Rogers Corp.	15,355	2,143,404
	Roper Technologies, Inc.	4,888	2,085,954
*	Salesforce, Inc.	18,769	3,152,629
*	Sanmina Corp.	55,177	3,361,935
	Sapiens International Corp. NV	17,236	390,568
*	ScanSource, Inc.	50,523	1,663,722
#	Seagate Technology Holdings PLC	19,339	1,310,797
*	SecureWorks Corp., Class A	6,051	48,529
*	Semtech Corp.	35,522	1,173,292
#*	Shift4 Payments, Inc., Class A	3,336	213,637
*	ShotSpotter, Inc.	81	3,123
*	Silicon Laboratories, Inc.	16,179	2,538,647
	Skyworks Solutions, Inc.	22,219	2,436,758
#*	SMART Global Holdings, Inc.	44,736	769,012
*	Socket Mobile, Inc.	3,342	7,987
*	SolarEdge Technologies, Inc.	2,609	832,610
*	SolarWinds Corp.	111,689	1,134,760
#*	Sono-Tek Corp.	1,661	9,966
*	SPS Commerce, Inc.	8,975	1,221,318
*	Squarespace, Inc., Class A	8,708	206,554
	SS&C Technologies Holdings, Inc.	30,416	1,835,606
*	StarTek, Inc.	8,094	33,833
*	Stratasys Ltd.	134,306	1,924,605
*	Sumo Logic, Inc.	25,862	305,947
*	Super Micro Computer, Inc.	40,553	2,933,198
*	Synaptics, Inc.	17,623	2,203,404

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synopsys, Inc.	5,301	$1,875,229
	Taitron Components, Inc., Class A	2,735	10,721
#*	TaskUS, Inc., Class A	7,728	144,127
	TD SYNNEX Corp.	51,134	5,223,338
	TE Connectivity Ltd.	21,510	2,734,996
*	Teledyne Technologies, Inc.	5,520	2,341,915
*	Telos Corp.	11,142	54,039
*	Teradata Corp.	40,315	1,406,187
	Teradyne, Inc.	19,994	2,033,390
*	TESSCO Technologies, Inc.	8,501	41,230
#*	TransAct Technologies, Inc.	8,099	61,066
*	Trimble, Inc.	20,017	1,162,187
	TTEC Holdings, Inc.	42,582	2,164,869
*	TTM Technologies, Inc.	100,727	1,583,428
#*	Tucows, Inc., Class A	1,590	52,740
*	Twilio, Inc., Class A	1,622	97,060
*	Tyler Technologies, Inc.	2,256	728,169
*	Ultra Clean Holdings, Inc.	50,224	1,690,038
#*	Unisys Corp.	31,053	167,997
	Universal Display Corp.	12,895	1,708,974
*	Usio, Inc.	4,787	9,335
#*	Veeco Instruments, Inc.	31,011	615,878
*	Verint Systems, Inc.	47,340	1,797,500
*	VeriSign, Inc.	7,426	1,619,239
*	Veritone, Inc.	4,485	37,898
#*	Verra Mobility Corp.	98,841	1,525,117
*	Vertex, Inc., Class A	2,937	39,650
#*	Viant Technology, Inc., Class A	2,723	12,362
#*	Viasat, Inc.	38,124	1,313,372
*	Viavi Solutions, Inc.	194,528	2,198,166
	Vishay Intertechnology, Inc.	131,816	3,017,268
*	Vishay Precision Group, Inc.	12,986	560,735
*	VMware, Inc., Class A	943	115,489
	Vontier Corp.	59,654	1,373,832
*	Western Digital Corp.	121,540	5,341,683
	Western Union Co.	14,373	203,665
*	WEX, Inc.	8,860	1,638,834
*	WidePoint Corp.	1,177	2,542
#*	Wolfspeed, Inc.	19,971	1,537,967
#*	Wrap Technologies, Inc.	9,441	24,358
	Xerox Holdings Corp.	156,816	2,568,646
*	Xperi, Inc.	24,548	254,072
*	Zebra Technologies Corp., Class A	5,373	1,698,835
*	Zoom Video Communications, Inc., Class A	16,315	1,223,625
TOTAL INFORMATION TECHNOLOGY			477,496,401
MATERIALS — (7.2%)
#*	Advanced Emissions Solutions, Inc.	2,300	7,130
	AdvanSix, Inc.	26,885	1,162,507
	Air Products & Chemicals, Inc.	8,130	2,605,746
	Albemarle Corp.	10,037	2,824,914
	Alcoa Corp.	128,363	6,705,683
	Alpha Metallurgical Resources, Inc.	9,144	1,471,544
	Amcor PLC	209,218	2,523,169
*	American Biltrite, Inc.	22	3,300
	American Vanguard Corp.	44,049	995,067
#*	Ampco-Pittsburgh Corp.	5,007	16,423
	AptarGroup, Inc.	28,975	3,350,669
*	Arconic Corp.	51,533	1,211,541

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ascent Industries Co.	9,589	$108,931
	Ashland, Inc.	46,949	5,130,117
*	Aspen Aerogels, Inc.	5,944	62,412
#*	ATI, Inc.	68,340	2,486,893
	Avery Dennison Corp.	13,122	2,485,832
	Avient Corp.	83,288	3,374,830
*	Axalta Coating Systems Ltd.	68,159	2,051,586
	Balchem Corp.	25,088	3,277,245
#	Ball Corp.	25,400	1,479,296
	Berry Global Group, Inc.	61,972	3,825,532
	Cabot Corp.	47,034	3,543,071
	Caledonia Mining Corp. PLC	1,210	16,650
	Carpenter Technology Corp.	40,717	1,966,224
	Celanese Corp.	20,196	2,488,147
*	Century Aluminum Co.	100,963	1,134,824
	CF Industries Holdings, Inc.	57,803	4,895,914
	Chase Corp.	8,009	755,889
	Chemours Co.	97,444	3,545,987
*	Clearwater Paper Corp.	14,190	547,876
*	Cleveland-Cliffs, Inc.	289,487	6,180,547
*	Coeur Mining, Inc.	277,000	1,077,530
	Commercial Metals Co.	98,249	5,331,973
	Compass Minerals International, Inc.	35,943	1,677,100
*	Core Molding Technologies, Inc.	11,901	185,656
	Corteva, Inc.	80,250	5,172,112
	Crown Holdings, Inc.	25,923	2,285,372
*	Dakota Gold Corp.	4,688	16,455
	Dow, Inc.	128,428	7,622,202
	DuPont de Nemours, Inc.	62,654	4,633,263
	Eagle Materials, Inc.	26,397	3,856,074
	Eastman Chemical Co.	107,472	9,475,806
	Ecolab, Inc.	9,334	1,445,183
*	Ecovyst, Inc.	121,055	1,269,867
	Element Solutions, Inc.	246,475	5,047,808
#*	Ferroglobe PLC	133,448	633,878
*	Flexible Solutions International, Inc.	2,593	8,272
	FMC Corp.	17,977	2,393,278
	Fortitude Gold Corp.	17,074	109,274
	Freeport-McMoRan, Inc.	127,751	5,700,250
	Friedman Industries, Inc.	9,833	110,228
	FutureFuel Corp.	58,300	540,441
	Glatfelter Corp.	78,270	342,823
	Graphic Packaging Holding Co.	252,443	6,081,352
	Greif, Inc., Class A	30,282	2,163,043
	Greif, Inc., Class B	9,363	771,511
	Hawkins, Inc.	19,412	757,068
	Haynes International, Inc.	12,464	694,120
	HB Fuller Co.	44,273	3,059,264
	Hecla Mining Co.	538,529	3,322,724
	Huntsman Corp.	201,971	6,400,461
*	Ingevity Corp.	19,251	1,587,052
	Innospec, Inc.	23,208	2,622,968
	International Flavors & Fragrances, Inc.	36,778	4,136,054
	International Paper Co.	72,968	3,051,522
*	Intrepid Potash, Inc.	10,556	345,498
	Kaiser Aluminum Corp.	20,040	1,753,901
	Koppers Holdings, Inc.	18,894	653,921
#	Kronos Worldwide, Inc.	24,261	282,641
	Linde PLC	28,454	9,416,567

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Livent Corp.	51,804	$1,342,760
#	Louisiana-Pacific Corp.	65,945	4,490,195
*	LSB Industries, Inc.	97,514	1,239,403
	LyondellBasell Industries NV, Class A	79,944	7,729,785
	Martin Marietta Materials, Inc.	6,388	2,297,380
	Materion Corp.	19,349	1,746,247
#	Mativ Holdings, Inc.	53,502	1,474,515
	Mercer International, Inc.	55,417	705,458
	Minerals Technologies, Inc.	28,868	2,004,883
	Mosaic Co.	145,688	7,217,384
#*	MP Materials Corp.	4,747	154,325
	Myers Industries, Inc.	42,892	1,032,839
	NewMarket Corp.	3,889	1,339,799
	Newmont Corp.	164,150	8,688,459
	Northern Technologies International Corp.	7,510	98,006
	Nucor Corp.	136,864	23,132,753
*	O-I Glass, Inc.	78,570	1,512,473
	Olin Corp.	133,961	8,652,541
	Olympic Steel, Inc.	12,040	532,650
	Orion Engineered Carbons SA	16,656	350,109
	Packaging Corp. of America	21,503	3,068,478
	PPG Industries, Inc.	17,778	2,317,185
#	Quaker Chemical Corp.	5,410	1,065,067
	Ramaco Resources, Inc.	11,878	123,888
*	Ranpak Holdings Corp.	9,031	69,177
*	Rayonier Advanced Materials, Inc.	105,806	733,236
	Reliance Steel & Aluminum Co.	49,269	11,206,234
*	Resolute Forest Products, Inc.	66,341	1,440,263
	Royal Gold, Inc.	9,767	1,240,702
	RPM International, Inc.	22,467	2,020,008
	Ryerson Holding Corp.	39,011	1,489,050
	Schnitzer Steel Industries, Inc., Class A	26,040	881,194
#	Scotts Miracle-Gro Co.	10,869	784,633
	Sealed Air Corp.	20,895	1,144,210
	Sensient Technologies Corp.	31,409	2,377,347
	Silgan Holdings, Inc.	40,498	2,182,437
	Sonoco Products Co.	56,204	3,434,626
#	Southern Copper Corp.	4,558	342,807
	Steel Dynamics, Inc.	140,246	16,919,277
	Stepan Co.	21,974	2,413,624
#*	Summit Materials, Inc., Class A	100,829	3,313,241
	SunCoke Energy, Inc.	89,949	819,435
	Sylvamo Corp.	6,633	315,266
#*	TimkenSteel Corp.	46,624	917,094
#	Tredegar Corp.	58,826	713,559
	TriMas Corp.	44,003	1,354,852
#	Trinseo PLC	50,998	1,415,195
	Tronox Holdings PLC	80,378	1,378,483
*	U.S. Gold Corp.	2,664	12,414
	U.S. Steel Corp.	121,246	3,454,299
	United States Lime & Minerals, Inc.	6,942	1,053,796
*	Universal Stainless & Alloy Products, Inc.	7,785	62,981
	Valvoline, Inc.	31,325	1,148,375
	Vulcan Materials Co.	15,682	2,874,981
	Warrior Met Coal, Inc.	42,685	1,616,908
#	Westlake Corp.	66,324	8,141,271
	WestRock Co.	106,901	4,194,795
	Worthington Industries, Inc.	39,194	2,228,963
TOTAL MATERIALS			344,281,323

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.6%)
#*	AMREP Corp.	6,528	$88,879
*	Anywhere Real Estate, Inc.	232,065	1,967,911
*	CBRE Group, Inc., Class A	40,033	3,423,222
*	CKX Lands, Inc.	465	4,645
#*	Compass, Inc., Class A	12,071	48,525
*	Comstock Holding Cos., Inc.	167	710
#*	Cushman & Wakefield PLC	83,620	1,206,637
	Douglas Elliman, Inc.	21,039	98,042
#*	Fathom Holdings, Inc.	1,294	6,923
*	Forestar Group, Inc.	13,020	193,738
*	FRP Holdings, Inc.	9,320	523,504
*	Howard Hughes Corp.	34,850	2,979,327
*	InterGroup Corp.	235	10,803
*	Jones Lang LaSalle, Inc.	36,319	6,714,294
*»	JW Mays, Inc.	300	12,819
#	Kennedy-Wilson Holdings, Inc.	67,081	1,199,408
	Marcus & Millichap, Inc.	47,247	1,712,231
*	Maui Land & Pineapple Co., Inc.	1,380	12,489
#	Newmark Group, Inc., Class A	126,541	1,084,456
*	Rafael Holdings, Inc., Class B	20,549	42,331
	RE/MAX Holdings, Inc., Class A	20,908	476,911
	RMR Group, Inc., Class A	9,755	302,600
#	St. Joe Co.	54,167	2,551,266
#	Stratus Properties, Inc.	8,335	183,537
*	Tejon Ranch Co.	27,414	548,828
*	Zillow Group, Inc., Class A	4,894	210,246
*	Zillow Group, Inc., Class C	40,401	1,786,128
TOTAL REAL ESTATE			27,390,410
UTILITIES — (1.1%)
	AES Corp.	54,711	1,499,628
	ALLETE, Inc.	9,015	557,668
	Alliant Energy Corp.	106	5,727
	American States Water Co.	11,069	1,042,368
#	Artesian Resources Corp., Class A	5,487	323,184
#	Atlantica Sustainable Infrastructure PLC	31,600	866,472
	Atmos Energy Corp.	12,134	1,426,230
#	Avangrid, Inc.	9,028	380,711
	Avista Corp.	20,799	829,880
	Black Hills Corp.	8,173	591,562
#	Brookfield Renewable Corp., Class A	18,351	578,424
	California Water Service Group	16,250	994,012
	CenterPoint Energy, Inc.	6,565	197,738
	Chesapeake Utilities Corp.	7,116	897,185
	Clearway Energy, Inc., Class A	3,852	123,457
	Clearway Energy, Inc., Class C	14,450	488,265
	CMS Energy Corp.	17,300	1,093,187
	Consolidated Water Co. Ltd.	12,933	189,468
	Essential Utilities, Inc.	18,470	863,103
	Evergy, Inc.	22,911	1,435,374
	Eversource Energy	15,733	1,295,298
#	Genie Energy Ltd., Class B	22,891	250,656
	Global Water Resources, Inc.	1,359	19,339
	Hawaiian Electric Industries, Inc.	20,043	847,218
#	IDACORP, Inc.	5,746	607,984
	MGE Energy, Inc.	14,329	1,047,593
	Middlesex Water Co.	7,465	626,015
	National Fuel Gas Co.	10,267	596,102
	New Jersey Resources Corp.	65,027	3,246,148

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	NiSource, Inc.	31,603	$876,983
#	Northwest Natural Holding Co.	10,249	513,885
	NorthWestern Corp.	14,061	798,665
	NRG Energy, Inc.	239,335	8,190,044
	OGE Energy Corp.	16,299	640,877
	ONE Gas, Inc.	7,311	602,134
#	Ormat Technologies, Inc.	56,661	5,243,976
	Otter Tail Corp.	18,309	1,174,522
	Pinnacle West Capital Corp.	7,400	551,670
	PNM Resources, Inc.	20,489	1,013,796
#	Portland General Electric Co.	15,008	714,081
*	Pure Cycle Corp.	2,900	26,013
#	RGC Resources, Inc.	1,634	38,399
	SJW Group	12,053	933,023
#	South Jersey Industries, Inc.	31,150	1,124,203
	Southwest Gas Holdings, Inc.	7,654	512,282
	Spire, Inc.	7,217	521,212
#*	Sunnova Energy International, Inc.	58,074	1,131,282
	UGI Corp.	26,511	1,055,933
#	Unitil Corp.	8,110	423,099
#	Via Renewables, Inc.	2,524	16,936
	Vistra Corp.	183,923	4,241,264
	WEC Energy Group, Inc.	6,451	606,329
	York Water Co.	7,798	354,419
TOTAL UTILITIES			54,225,023
TOTAL COMMON STOCKS			4,553,375,582
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	14,980	354,277
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	4,810	226,551
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,437	800,686
TOTAL PREFERRED STOCKS			1,381,514
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*»	Triumph Group, Inc. Warrants 12/19/23	1,218	1,242
TOTAL INVESTMENT SECURITIES (Cost $2,176,021,921)			4,554,758,338

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	42,608,595	42,608,595
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	16,785,738	194,177,413
TOTAL INVESTMENTS — (100.0%)
(Cost $2,412,781,263)^^			$4,791,544,346

U.S. Vector Equity Portfolio
CONTINUED
As of January 31, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	177	03/17/23	$36,017,908	$36,196,500	$178,592
Total Futures Contracts			$36,017,908	$36,196,500	$178,592
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$256,446,670	$25,063	—	$256,471,733
Consumer Discretionary	516,684,139	4,546,903	$2,279	521,233,321
Consumer Staples	214,562,778	137,661	10,984	214,711,423
Energy	406,782,189	—	—	406,782,189
Financials	1,023,240,772	58,248	—	1,023,299,020
Health Care	439,959,262	2,305,948	1,329,344	443,594,554
Industrials	783,514,610	375,575	—	783,890,185
Information Technology	477,330,035	166,366	—	477,496,401
Materials	344,281,323	—	—	344,281,323
Real Estate	27,377,591	12,819	—	27,390,410
Utilities	54,225,023	—	—	54,225,023
Preferred Stocks
Communication Services	354,277	—	—	354,277
Consumer Discretionary	226,551	—	—	226,551
Industrials	800,686	—	—	800,686
Rights/Warrants
Industrials	—	1,242	—	1,242
Temporary Cash Investments	42,608,595	—	—	42,608,595
Securities Lending Collateral	—	194,177,413	—	194,177,413
Futures Contracts**	178,592	—	—	178,592
TOTAL	$4,588,573,093	$201,807,238	$1,342,607^	$4,791,722,938
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (2.5%)
*	Altice USA, Inc., Class A	367,756	$1,802,004
*	AMC Networks, Inc., Class A	32,762	606,425
#*	Anterix, Inc.	60,712	2,189,882
	ATN International, Inc.	85,862	4,196,935
#*	Audacy, Inc.	212,344	68,205
*	Bandwidth, Inc., Class A	53,648	1,334,762
*	Beasley Broadcast Group, Inc., Class A	68,349	77,234
#*	Boston Omaha Corp., Class A	106,045	2,804,890
*	Bumble, Inc., Class A	323,281	8,324,486
	Cable One, Inc.	1,581	1,248,800
#*	Cars.com, Inc.	462,995	7,917,214
#*	Cinemark Holdings, Inc.	577,581	6,896,317
	Cogent Communications Holdings, Inc.	358,675	24,594,345
#*	comScore, Inc.	241,428	294,542
*	Consolidated Communications Holdings, Inc.	549,851	2,391,852
#*	Cumulus Media, Inc., Class A	62,499	418,743
#*	Daily Journal Corp.	2,463	753,678
#	DallasNews Corp.	7,407	38,294
*	DHI Group, Inc.	280,799	1,667,946
#*	Dolphin Entertainment, Inc.	31,116	68,144
#*	EchoStar Corp., Class A	92,144	1,724,014
	Entravision Communications Corp., Class A	431,286	2,803,359
#*	EverQuote, Inc., Class A	34,404	536,702
*	EW Scripps Co., Class A	448,448	6,704,298
#	FG Group Holdings, Inc.	109,208	256,639
*	Frontier Communications Parent, Inc.	56,369	1,669,086
*	Gaia, Inc.	18,271	66,689
#*	Gannett Co., Inc.	150,022	339,050
#*	Gogo, Inc.	157,357	2,638,877
	Gray Television, Inc.	549,111	7,116,479
#	Gray Television, Inc., Class A	10,445	137,874
#*	Harte Hanks, Inc.	29,636	369,561
*	IDT Corp., Class B	246,532	7,245,575
#*	iHeartMedia, Inc., Class A	14,623	113,328
#*	IMAX Corp.	293,243	4,985,131
*	Insignia Systems, Inc.	7,998	73,342
*	Integral Ad Science Holding Corp.	24,142	248,180
*	Iridium Communications, Inc.	685,678	41,030,972
	John Wiley & Sons, Inc., Class A	279,628	12,806,962
#*	Lee Enterprises, Inc.	28,536	649,194
*	Liberty Latin America Ltd., Class A	32,871	323,451
*	Liberty Latin America Ltd., Class C	352,109	3,468,274
#*	Liberty Media Corp.-Liberty Braves, Class A	55,654	1,955,125
*	Liberty Media Corp.-Liberty Braves, Class C	157,915	5,476,492
#*	Lions Gate Entertainment Corp., Class A	750,314	5,980,003
#*	Lions Gate Entertainment Corp., Class B	1,169,903	8,914,661
#*	Madison Square Garden Entertainment Corp.	18,437	964,071
	Madison Square Garden Sports Corp.	26,217	4,767,299
*	Magnite, Inc.	68,927	832,638
*	Marchex, Inc., Class B	86,207	176,724
#	Marcus Corp.	128,331	1,942,931
	New York Times Co., Class A	313,989	10,939,377
#	Nexstar Media Group, Inc.	188,802	38,660,986

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	NextPlay Technologies, Inc.	11,696	$35,322
*	Ooma, Inc.	116,638	1,676,088
*»	Pegasus Cos., Inc.	34	1,700
*	Playtika Holding Corp.	160,500	1,683,645
#*	PubMatic, Inc., Class A	174,182	2,670,210
*	QuinStreet, Inc.	350,041	5,366,129
#*	Reading International, Inc., Class A	45,733	158,236
#*»	Reading International, Inc., Class B	2,710	53,387
	Saga Communications, Inc., Class A	25,993	656,323
#	Scholastic Corp.	169,844	7,513,899
*	Sciplay Corp., Class A	84,559	1,436,657
#	Shenandoah Telecommunications Co.	360,509	7,047,951
	Shutterstock, Inc.	225,059	16,940,191
#	Sinclair Broadcast Group, Inc., Class A	240,909	4,969,953
	Spok Holdings, Inc.	136,016	1,135,734
*	Stagwell, Inc.	16,852	118,301
#*	TechTarget, Inc.	226,772	11,232,017
	TEGNA, Inc.	866,096	17,261,293
#	Telephone & Data Systems, Inc.	374,252	5,003,749
#*	Telesat Corp.	15,454	142,795
#*	Thryv Holdings, Inc.	179,318	4,011,344
*	Townsquare Media, Inc., Class A	113,877	852,939
#*	Travelzoo	64,725	345,631
*	TripAdvisor, Inc.	408,261	9,512,481
*	TrueCar, Inc.	157,182	490,408
#*	U.S. Cellular Corp.	157,160	3,844,134
*	Urban One, Inc.	54,280	270,314
*	Urban One, Inc.	44,795	314,013
*	WideOpenWest, Inc.	223,273	2,565,407
#	World Wrestling Entertainment, Inc., Class A	111,389	9,425,737
*	Yelp, Inc.	369,154	11,632,043
*	Zedge, Inc., Class B	14,552	32,014
#*	Ziff Davis, Inc.	261,182	23,370,565
TOTAL COMMUNICATION SERVICES			395,382,652
CONSUMER DISCRETIONARY — (12.0%)
#	Cheesecake Factory, Inc.	270,461	10,615,594
*	1-800-Flowers.com, Inc., Class A	268,526	2,677,204
*	1stdibs.com, Inc.	28,981	175,915
#*	2U, Inc.	25,056	216,233
#	Aaron's Co., Inc.	240,435	3,522,373
*	Abercrombie & Fitch Co., Class A	240,278	6,958,451
#	Academy Sports & Outdoors, Inc.	400,498	23,397,093
#	Acushnet Holdings Corp.	183,827	8,630,678
#*	Adient PLC	550,264	24,772,885
#	ADT, Inc.	162,301	1,426,626
#*	Adtalem Global Education, Inc.	337,721	12,894,188
#	AMCON Distributing Co.	3,254	574,331
*	American Axle & Manufacturing Holdings, Inc.	599,604	5,318,487
#	American Eagle Outfitters, Inc.	988,743	15,958,312
*	American Outdoor Brands, Inc.	117,137	1,227,596
#*	American Public Education, Inc.	52,623	637,264
#*	America's Car-Mart, Inc.	49,749	4,285,379
#*	AMMO, Inc.	7,380	18,302
#	Ark Restaurants Corp.	18,777	349,252
	Arko Corp.	66,502	557,952
#*	Asbury Automotive Group, Inc.	163,432	35,955,040
	Autoliv, Inc.	51,752	4,767,394
#*	AutoNation, Inc.	209,066	26,492,843

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Bally's Corp.	23,408	$465,117
*	Barnes & Noble Education, Inc.	203,508	470,103
	Bassett Furniture Industries, Inc.	113,835	2,203,846
*	Beazer Homes USA, Inc.	51,315	840,027
#	Big 5 Sporting Goods Corp.	144,363	1,442,186
#	Big Lots, Inc.	153,054	2,503,963
*	Biglari Holdings, Inc., Class A	238	190,400
*	Biglari Holdings, Inc., Class B	11,383	1,856,226
*	BJ's Restaurants, Inc.	139,906	4,416,832
#	Bloomin' Brands, Inc.	637,396	15,456,853
#	Bluegreen Vacations Holding Corp.	5,726	185,751
*	Boot Barn Holdings, Inc.	226,612	18,919,836
*	Bright Horizons Family Solutions, Inc.	16,420	1,260,728
#*	Brinker International, Inc.	265,481	10,475,880
	Brunswick Corp.	188,121	15,864,244
	Buckle, Inc.	237,280	10,440,320
*	Build-A-Bear Workshop, Inc.	134,261	3,297,450
#	Caleres, Inc.	272,029	7,078,195
	Camping World Holdings, Inc., Class A	50,184	1,275,175
*	Capri Holdings Ltd.	52,582	3,496,177
#*	CarParts.com, Inc.	226,226	1,542,861
	Carriage Services, Inc.	154,515	5,009,376
*	Carrols Restaurant Group, Inc.	104,478	224,628
#	Carter's, Inc.	200,952	16,753,368
#	Cato Corp., Class A	98,474	978,832
*	Cavco Industries, Inc.	65,557	17,444,718
*	Century Casinos, Inc.	34,494	304,237
#	Century Communities, Inc.	248,183	15,188,800
*	Chegg, Inc.	445,416	9,246,836
#*	Chico's FAS, Inc.	659,668	3,476,450
#*	Children's Place, Inc.	64,249	2,914,977
#	Choice Hotels International, Inc.	85,810	10,545,191
#*	Chuy's Holdings, Inc.	132,896	4,549,030
#*	Citi Trends, Inc.	65,273	2,054,794
	Columbia Sportswear Co.	124,925	11,980,307
#*	Conn's, Inc.	97,942	921,634
#*	Container Store Group, Inc.	61,634	321,113
#*	Cooper-Standard Holdings, Inc.	89,339	1,492,855
*	Coursera, Inc.	66,822	1,065,811
#	Cracker Barrel Old Country Store, Inc.	88,253	9,847,270
	Crown Crafts, Inc.	7,793	45,745
	Culp, Inc.	67,438	350,678
	Dana, Inc.	1,094,814	19,859,926
#*	Dave & Buster's Entertainment, Inc.	248,806	10,785,740
*	Delta Apparel, Inc.	34,544	403,128
#*	Denny's Corp.	334,433	4,019,885
#	Designer Brands, Inc., Class A	294,358	3,034,831
#*	Destination XL Group, Inc.	329,174	2,347,011
#	Dillard's, Inc., Class A	32,376	12,733,805
#	Dine Brands Global, Inc.	45,377	3,508,096
#*	Dixie Group, Inc.	27,325	24,560
#*	Dorman Products, Inc.	231,229	22,443,087
*	Duluth Holdings, Inc., Class B	11,040	73,416
#	Educational Development Corp.	43,671	144,114
#	El Pollo Loco Holdings, Inc.	273,615	3,357,256
#*	Envela Corp.	4,532	30,273
	Escalade, Inc.	59,535	739,425
#	Ethan Allen Interiors, Inc.	183,841	5,283,590
#	European Wax Center, Inc., Class A	35,228	663,695

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Everi Holdings, Inc.	160,881	$2,794,503
*	Fiesta Restaurant Group, Inc.	119,338	1,011,986
	Flanigan's Enterprises, Inc.	10,335	272,844
#	Flexsteel Industries, Inc.	43,343	834,786
#	Foot Locker, Inc.	193,760	8,430,498
*	Fossil Group, Inc.	81,657	463,812
*	Fox Factory Holding Corp.	272,732	32,206,922
#	Franchise Group, Inc.	72,328	2,234,212
#*	Frontdoor, Inc.	151,307	4,112,524
*	Full House Resorts, Inc.	37,508	330,821
#*	Funko, Inc., Class A	193,001	2,335,312
	Gap, Inc.	450,324	6,110,897
*	Garrett Motion, Inc.	80,938	647,504
*	Genesco, Inc.	131,337	6,342,264
	Gentex Corp.	56,938	1,680,240
#*	Gentherm, Inc.	250,646	18,655,582
*	G-III Apparel Group Ltd.	244,878	4,143,336
*	Goodyear Tire & Rubber Co.	968,689	10,897,751
#*	GoPro, Inc., Class A	645,731	3,971,246
	Graham Holdings Co., Class B	29,977	19,584,274
*	Grand Canyon Education, Inc.	92,722	10,807,676
#*	Green Brick Partners, Inc.	104,930	3,273,816
#	Group 1 Automotive, Inc.	112,353	24,026,689
#*	GrowGeneration Corp.	141,539	730,341
	Guess?, Inc.	398,533	9,234,010
#	H&R Block, Inc.	549,934	21,436,427
	Hamilton Beach Brands Holding Co., Class A	67,541	874,656
#	Hanesbrands, Inc.	207,912	1,754,777
#	Harley-Davidson, Inc.	506,377	23,308,533
#	Haverty Furniture Cos., Inc.	84,839	2,962,578
#	Haverty Furniture Cos., Inc., Class A	3,785	130,015
#*	Helen of Troy Ltd.	181,843	20,568,262
#	Hibbett, Inc.	110,633	7,341,606
*	Hilton Grand Vacations, Inc.	45,500	2,154,880
	Hooker Furnishings Corp.	59,168	1,246,078
*	Horizon Global Corp.	28,526	49,635
*	Hovnanian Enterprises, Inc., Class A	5,860	339,177
*	Inspired Entertainment, Inc.	87,579	1,304,927
#	Installed Building Products, Inc.	212,162	23,356,915
#	International Game Technology PLC	334,217	8,840,040
#*	iRobot Corp.	188,516	8,483,220
*	J Jill, Inc.	42,020	1,154,289
	Jack in the Box, Inc.	159,867	12,146,695
*	JAKKS Pacific, Inc.	3,427	71,453
	Johnson Outdoors, Inc., Class A	65,517	4,485,294
#	KB Home	656,226	25,231,890
#*	Kirkland's, Inc.	4,700	17,202
#	Kohl's Corp.	297,456	9,628,651
#	Kontoor Brands, Inc.	65,890	3,146,906
#*	Koss Corp.	7,268	40,846
#*	Kura Sushi USA, Inc., Class A	30,549	1,898,315
#*	Lakeland Industries, Inc.	57,597	834,005
#*	Lands' End, Inc.	174,835	1,578,760
	Laureate Education, Inc.	691,926	7,597,347
*	Lazare Kaplan International, Inc.	9,600	0
#	La-Z-Boy, Inc.	314,252	8,934,184
#*	Lazydays Holdings, Inc.	21,101	278,322
#	LCI Industries	188,614	21,166,263
#*	Legacy Housing Corp.	28,858	577,737

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Leggett & Platt, Inc.	280,193	$10,243,856
#*	Leslie's, Inc.	448,815	6,952,144
#	Levi Strauss & Co., Class A	35,837	659,401
#*	LGI Homes, Inc.	61,546	7,007,012
#*	Life Time Group Holdings, Inc.	22,950	431,230
#	Lifetime Brands, Inc.	123,861	992,127
*	Light & Wonder, Inc.	284,894	18,589,333
*	Lincoln Educational Services Corp.	112,850	716,597
*	Liquidity Services, Inc.	355,212	5,324,628
#	Lithia Motors, Inc.	14,840	3,905,888
*	Live Ventures, Inc.	11,633	396,685
#*	LL Flooring Holdings, Inc.	28,226	171,050
#*	Lovesac Co.	21,126	543,783
*	M/I Homes, Inc.	158,879	9,500,964
	Macy's, Inc.	983,279	23,234,883
*	Malibu Boats, Inc., Class A	162,271	9,832,000
#	Marine Products Corp.	104,059	1,383,985
#*	MarineMax, Inc.	167,811	5,244,094
#	Marriott Vacations Worldwide Corp.	219,590	35,143,184
*	MasterCraft Boat Holdings, Inc.	133,246	3,832,155
*	Mattel, Inc.	66,878	1,368,324
	MDC Holdings, Inc.	544,563	20,562,699
*	Meritage Homes Corp.	234,498	25,253,090
*	Modine Manufacturing Co.	272,091	6,500,254
*	Monarch Casino & Resort, Inc.	25,809	1,977,486
#	Monro, Inc.	219,309	11,162,828
#*	Motorcar Parts of America, Inc.	102,278	1,489,168
#	Movado Group, Inc.	120,830	4,272,549
	Murphy USA, Inc.	152,990	41,617,870
	Nathan's Famous, Inc.	56,325	4,161,291
#*	National Vision Holdings, Inc.	231,989	9,534,748
#*	Nautilus, Inc.	107,874	199,567
*	Noodles & Co.	220,495	1,386,914
#	Nordstrom, Inc.	322,095	6,293,736
*	ODP Corp.	345,577	17,831,773
*	Ollie's Bargain Outlet Holdings, Inc.	198,269	10,857,210
*	ONE Group Hospitality, Inc.	98,509	741,773
*	OneSpaWorld Holdings Ltd.	409,305	4,301,796
#*	OneWater Marine, Inc., Class A	2,414	79,034
#	Oxford Industries, Inc.	121,670	14,262,157
#	Papa John's International, Inc.	259,744	23,296,439
#	Patrick Industries, Inc.	177,033	12,564,032
#*	Penn Entertainment, Inc.	82,063	2,909,133
#	Penske Automotive Group, Inc.	395,779	50,588,472
*	Perdoceo Education Corp.	515,695	7,719,954
#	PetMed Express, Inc.	155,602	3,342,331
#*	Planet Fitness, Inc., Class A	144,645	12,244,199
*	Playa Hotels & Resorts NV	219,605	1,664,606
*	PlayAGS, Inc.	44,994	297,410
#*	PLBY Group, Inc.	18,016	52,607
#	Polaris, Inc.	12,000	1,378,080
*	Potbelly Corp.	80,824	645,784
#*	Purple Innovation, Inc.	56,055	325,119
	PVH Corp.	85,394	7,676,921
*	Quotient Technology, Inc.	79,019	320,027
*	Qurate Retail, Inc., Class A	138,114	356,334
#	RCI Hospitality Holdings, Inc.	70,051	6,359,930
#	Red Rock Resorts, Inc., Class A	66,913	3,011,754
#	Rent-A-Center, Inc.	243,662	6,552,071

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Revolve Group, Inc.	36,590	$1,044,279
#*	RH	5,713	1,782,399
#	Rocky Brands, Inc.	79,240	2,494,475
#	Ruth's Hospitality Group, Inc.	257,655	4,460,008
#*	Sally Beauty Holdings, Inc.	177,025	2,758,049
*	SeaWorld Entertainment, Inc.	307,746	19,200,273
#*	Shake Shack, Inc., Class A	196,470	11,175,214
#	Shoe Carnival, Inc.	235,710	6,437,240
#	Signet Jewelers Ltd.	351,222	26,977,362
#*	Six Flags Entertainment Corp.	109,213	2,932,369
*	Skechers USA, Inc., Class A	445,237	21,438,162
*	Skyline Champion Corp.	261,382	15,408,469
#*	Sleep Number Corp.	175,126	6,020,832
#	Smith & Wesson Brands, Inc.	361,143	4,001,464
*	Solo Brands, Inc., Class A	7,681	33,950
#	Sonic Automotive, Inc., Class A	210,521	11,307,083
#*	Sonos, Inc.	237,182	4,373,636
*	Sportsman's Warehouse Holdings, Inc.	296,623	2,797,155
	Standard Motor Products, Inc.	158,328	6,405,951
#	Steven Madden Ltd.	499,118	17,893,380
*	Stitch Fix, Inc., Class A	28,615	149,084
*	Stoneridge, Inc.	208,582	5,143,632
#	Strategic Education, Inc.	131,462	12,271,978
*	Strattec Security Corp.	22,991	572,706
#*	Stride, Inc.	327,113	14,042,961
	Superior Group of Cos., Inc.	65,969	787,010
*	Superior Industries International, Inc.	9,498	53,664
#*	Sweetgreen, Inc., Class A	47,297	490,470
*	Taylor Morrison Home Corp.	846,325	30,298,435
	Tempur Sealy International, Inc.	467,639	19,056,289
	Texas Roadhouse, Inc.	264,296	26,543,247
#	Thor Industries, Inc.	126,089	12,020,064
#*	Tile Shop Holdings, Inc.	57,376	286,880
#*	Tilly's, Inc., Class A	117,604	1,041,971
#	Toll Brothers, Inc.	142,625	8,484,761
*	TopBuild Corp.	170,882	34,186,653
#*	Topgolf Callaway Brands Corp.	441,080	10,802,049
*	Toughbuilt Industries, Inc.	9,341	20,177
	Travel & Leisure Co.	413,463	17,518,427
*	TravelCenters of America, Inc.	54,009	2,458,490
#*	Tri Pointe Homes, Inc.	788,267	17,412,818
*	Tupperware Brands Corp.	5,797	25,681
*	Under Armour, Inc., Class A	49,043	607,643
*	Unifi, Inc.	124,359	1,063,269
*	Universal Electronics, Inc.	66,782	1,564,702
*	Universal Technical Institute, Inc.	71,772	544,032
#*	Urban Outfitters, Inc.	467,155	12,795,375
*	Vera Bradley, Inc.	163,148	970,731
#*	Victoria's Secret & Co.	149,356	6,295,355
#*	Vince Holding Corp.	10,854	79,506
#*	Vista Outdoor, Inc.	416,280	12,217,818
*	Visteon Corp.	167,302	26,155,995
*	Vizio Holding Corp., Class A	2,161	18,930
#*	VOXX International Corp.	246,669	2,601,125
	Wendy's Co.	1,052,992	23,481,722
#	Weyco Group, Inc.	59,166	1,610,498
#	Wingstop, Inc.	74,442	11,796,824
	Winmark Corp.	38,244	10,738,915
#	Winnebago Industries, Inc.	238,573	15,192,329

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wolverine World Wide, Inc.	414,707	$6,689,224
#*	Workhorse Group, Inc.	44,985	99,417
	Wyndham Hotels & Resorts, Inc.	100,151	7,762,704
#*	XPEL, Inc.	1,778	135,252
#*	YETI Holdings, Inc.	77,008	3,446,878
††	Zagg, Inc.	343,229	30,891
#*	Zumiez, Inc.	152,248	3,932,566
TOTAL CONSUMER DISCRETIONARY			1,899,059,148
CONSUMER STAPLES — (3.8%)
#	Alico, Inc.	39,982	1,059,523
	Andersons, Inc.	256,031	9,416,820
	B&G Foods, Inc.	164,928	2,312,291
*	BellRing Brands, Inc.	288,731	8,188,411
#*	Boston Beer Co., Inc. , Class A	34,259	13,313,390
#*	Bridgford Foods Corp.	26,433	327,769
#	Calavo Growers, Inc.	93,474	2,995,842
	Cal-Maine Foods, Inc.	293,265	16,780,623
#*	Central Garden & Pet Co.	86,191	3,614,851
#*	Central Garden & Pet Co., Class A	317,053	12,564,810
#*	Chefs' Warehouse, Inc.	279,139	10,671,484
	Coca-Cola Consolidated, Inc.	54,568	27,653,971
	Coffee Holding Co., Inc.	21,395	53,488
#††	Costa Communications, Inc.	5,954	26,317
*	Coty, Inc., Class A	1,311,909	13,066,614
#*	Duckhorn Portfolio, Inc.	175,331	2,836,856
#	Edgewell Personal Care Co.	267,769	11,476,579
*	elf Beauty, Inc.	277,556	15,973,348
#	Energizer Holdings, Inc.	213,124	7,906,900
#*	Farmer Bros Co.	95,663	466,835
	Flowers Foods, Inc.	703,470	19,479,084
	Fresh Del Monte Produce, Inc.	366,969	10,495,313
#*	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	128,754	8,153,991
#*	Grocery Outlet Holding Corp.	292,510	8,889,379
#*	Hain Celestial Group, Inc.	28,240	579,485
*	Herbalife Nutrition Ltd.	20,413	358,656
#*	Honest Co., Inc.	279,308	921,716
*	Hostess Brands, Inc.	767,110	17,743,254
	Ingles Markets, Inc., Class A	114,155	10,844,725
	Ingredion, Inc.	159,033	16,348,592
	Inter Parfums, Inc.	234,744	27,751,436
#	J&J Snack Foods Corp.	107,465	15,399,735
	John B. Sanfilippo & Son, Inc.	69,422	5,866,853
	Lancaster Colony Corp.	161,749	31,041,251
#*	Lifecore Biomedical, Inc.	183,359	1,138,659
	Lifevantage Corp.	76,316	305,264
#*	Lifeway Foods, Inc.	3,939	21,113
	Limoneira Co.	82,577	1,084,236
	Medifast, Inc.	90,690	10,107,401
#	MGP Ingredients, Inc.	136,280	13,292,751
*	Mission Produce, Inc.	3,150	39,249
*	National Beverage Corp.	224,184	9,908,933
*	Natural Alternatives International, Inc.	50,882	445,726
	Natural Grocers by Vitamin Cottage, Inc.	121,079	1,202,314
*	Nature's Sunshine Products, Inc.	60,055	634,181
#	Nu Skin Enterprises, Inc., Class A	262,101	11,238,891
#	Oil-Dri Corp. of America	28,972	1,051,394
#*	Pilgrim's Pride Corp.	326,522	7,927,954

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Post Holdings, Inc.	147,030	$13,960,499
	PriceSmart, Inc.	185,926	13,816,161
#	Reynolds Consumer Products, Inc.	145,641	4,335,733
*	Rocky Mountain Chocolate Factory, Inc.	16,642	87,703
#	Seaboard Corp.	2,219	8,699,590
#*	Seneca Foods Corp., Class A	64,855	4,053,438
*»	Seneca Foods Corp., Class B	2,794	179,347
*	Simply Good Foods Co.	383,837	13,933,283
*	Sovos Brands, Inc.	26,986	365,930
	SpartanNash Co.	275,544	8,729,234
	Spectrum Brands Holdings, Inc.	134,321	9,117,709
#*	Sprouts Farmers Market, Inc.	630,481	20,143,868
#	Tootsie Roll Industries, Inc.	191,588	8,569,731
*	TreeHouse Foods, Inc.	289,535	14,022,180
#	Turning Point Brands, Inc.	92,242	2,140,937
*	United Natural Foods, Inc.	418,397	17,413,683
#	United-Guardian, Inc.	21,668	248,965
#	Universal Corp.	182,996	9,949,493
#*	USANA Health Sciences, Inc.	139,337	8,142,854
#	Utz Brands, Inc.	79,340	1,321,804
#	Vector Group Ltd.	747,600	9,681,420
#	Village Super Market, Inc., Class A	61,703	1,435,212
#*	Vital Farms, Inc.	171,725	3,018,926
#	WD-40 Co.	97,752	17,061,634
#	Weis Markets, Inc.	202,298	17,466,409
*	Zevia PBC, Class A	6,018	26,961
TOTAL CONSUMER STAPLES			600,900,962
ENERGY — (5.0%)
	Adams Resources & Energy, Inc.	26,720	1,282,560
#*	Alto Ingredients, Inc.	208,304	706,151
#*	Amplify Energy Corp.	193,444	1,675,225
#	Antero Midstream Corp.	1,663,081	18,127,583
	Arch Resources, Inc.	109,384	16,191,020
	Archrock, Inc.	598,262	5,928,776
*	Ardmore Shipping Corp.	202,549	2,967,343
	Barnwell Industries, Inc.	49,095	126,174
*	Battalion Oil Corp.	8,566	88,401
	Berry Corp.	366,832	3,374,854
#*	Bristow Group, Inc.	128,486	3,923,962
	Cactus, Inc., Class A	306,533	16,586,501
#	California Resources Corp.	244,379	10,442,315
#*	Callon Petroleum Co.	34,582	1,471,464
#*	Centrus Energy Corp., Class A	68,128	2,796,654
	ChampionX Corp.	692,967	22,881,770
	Chord Energy Corp.	103,397	14,819,892
#	Civitas Resources, Inc.	194,555	12,947,635
#*	Clean Energy Fuels Corp.	1,593,523	9,019,340
#*	CNX Resources Corp.	1,409,755	23,585,201
#	Comstock Resources, Inc.	841,570	10,225,075
#	CONSOL Energy, Inc.	181,381	10,489,263
#	Core Laboratories NV	81,160	2,077,696
#	CVR Energy, Inc.	147,643	4,901,748
	Delek U.S. Holdings, Inc.	347,731	9,305,282
*	Denbury, Inc.	169,790	14,734,376
#	DHT Holdings, Inc.	1,238,840	10,616,859
*	DMC Global, Inc.	93,237	2,120,209
	Dorian LPG Ltd.	270,190	5,363,272
#*	Dril-Quip, Inc.	175,317	5,383,985

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	DT Midstream, Inc.	169,660	$9,273,616
#*	Earthstone Energy, Inc., Class A	163,051	2,266,409
#	EnLink Midstream LLC	1,152,686	14,662,166
	Epsilon Energy Ltd.	119,121	704,005
	Equitrans Midstream Corp.	849,718	6,160,456
	Evolution Petroleum Corp.	175,693	1,096,324
#*	Expro Group Holdings NV	29,994	566,587
*	Forum Energy Technologies, Inc.	30,039	991,287
*	Geospace Technologies Corp.	27,264	129,777
#*	Gevo, Inc.	217,575	461,259
#*	Green Plains, Inc.	284,362	9,887,267
#*	Gulf Island Fabrication, Inc.	85,143	417,201
#*	Gulfport Energy Corp.	14,931	1,017,548
#*	Hallador Energy Co.	173,918	1,537,435
#*	Helix Energy Solutions Group, Inc.	643,496	5,102,923
#	Helmerich & Payne, Inc.	281,928	13,656,592
*	Houston American Energy Corp.	8,288	30,003
#*	Independence Contract Drilling, Inc.	43,770	192,150
#	International Seaways, Inc.	265,670	10,318,623
*	Kosmos Energy Ltd.	1,398,152	11,059,382
	Liberty Energy, Inc.	631,308	9,993,606
#*	Lightbridge Corp.	33,990	144,797
#	Magnolia Oil & Gas Corp., Class A	566,751	13,380,991
*	Mammoth Energy Services, Inc.	73,818	482,032
#	Matador Resources Co.	700,039	46,314,580
*	Mexco Energy Corp.	11,942	162,411
	Murphy Oil Corp.	832,947	36,324,819
#*	Nabors Industries Ltd.	29,299	5,201,744
#	NACCO Industries, Inc., Class A	45,173	1,760,392
#*	National Energy Services Reunited Corp.	116,286	879,122
#*	Natural Gas Services Group, Inc.	65,419	749,048
*	NCS Multistage Holdings, Inc.	6,080	156,560
*	Newpark Resources, Inc.	206,424	937,165
#*	NexTier Oilfield Solutions, Inc.	752,596	7,089,454
#*	Nine Energy Service, Inc.	134,461	1,843,460
#*	Noble Corp. PLC	61,305	2,494,500
#	Nordic American Tankers Ltd.	948,220	2,882,589
#	Northern Oil & Gas, Inc.	94,223	3,158,355
	NOV, Inc.	781,080	19,089,595
*	Oceaneering International, Inc.	186,547	3,982,778
#*	Oil States International, Inc.	170,705	1,461,235
*	Overseas Shipholding Group, Inc., Class A	470,558	1,755,181
*	Par Pacific Holdings, Inc.	293,603	7,848,008
	Patterson-UTI Energy, Inc.	606,979	10,197,247
	PBF Energy, Inc., Class A	569,621	23,918,386
	PDC Energy, Inc.	618,090	41,863,236
#*	Peabody Energy Corp.	594,771	16,588,163
#	Permian Resources Corp.	965,026	10,489,833
#	PHX Minerals, Inc.	190,398	687,337
#*	PrimeEnergy Resources Corp.	3,052	280,265
#*	ProPetro Holding Corp.	402,617	4,006,039
	Range Resources Corp.	1,350,936	33,800,419
*	Ranger Energy Services, Inc.	4,035	45,959
#	Ranger Oil Corp., Class A	96,936	4,071,312
*	REX American Resources Corp.	136,137	4,454,403
	Riley Exploration Permian, Inc.	21,376	709,469
#*	Ring Energy, Inc.	30,526	72,041
#	RPC, Inc.	213,172	2,114,666
#*	SandRidge Energy, Inc.	229,953	3,635,557

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Scorpio Tankers, Inc.	310,895	$14,882,544
*	SEACOR Marine Holdings, Inc.	119,734	1,226,076
	Select Energy Services, Inc., Class A	377,732	3,316,487
	SFL Corp. Ltd.	273,051	2,779,659
	Sitio Royalties Corp., Class A	141,068	3,748,177
	SM Energy Co.	732,318	24,071,293
*	Smart Sand, Inc.	18,632	33,724
	Solaris Oilfield Infrastructure, Inc., Class A	170,712	1,807,840
#*	Talos Energy, Inc.	371,320	7,355,849
#*	TechnipFMC PLC	1,654,034	22,974,532
*	Teekay Corp.	389,635	1,893,626
*	Teekay Tankers Ltd., Class A	160,419	4,923,259
*	TETRA Technologies, Inc.	673,774	2,668,145
#*	Tidewater, Inc.	191,160	8,296,344
#*	Transocean Ltd.	280,917	1,893,381
*	U.S. Silica Holdings, Inc.	394,210	4,825,130
#	VAALCO Energy, Inc.	29,630	137,780
*	Valaris Ltd.	86,064	6,251,689
#*	Vital Energy, Inc.	109,857	6,182,752
#*	W&T Offshore, Inc.	746,821	4,645,227
*	Weatherford International PLC	89,490	5,090,191
	World Fuel Services Corp.	322,117	9,115,911
TOTAL ENERGY			796,837,966
FINANCIALS — (18.9%)
	1st Source Corp.	198,982	9,787,925
#*	Acacia Research Corp.	172,891	753,805
#	ACNB Corp.	17,487	688,113
	Affiliated Managers Group, Inc.	197,864	34,179,027
	Alerus Financial Corp.	26,082	536,768
#	Amalgamated Financial Corp.	65,237	1,497,189
	A-Mark Precious Metals, Inc.	169,022	6,507,347
#*	Ambac Financial Group, Inc.	81,314	1,354,691
	Amerant Bancorp, Inc.	36,464	1,015,158
	American Equity Investment Life Holding Co.	669,710	31,911,681
#	American National Bankshares, Inc.	65,746	2,275,469
	Ameris Bancorp	533,351	25,152,833
	AMERISAFE, Inc.	149,828	8,252,526
	AmeriServ Financial, Inc.	196,617	792,367
	Ames National Corp.	20,618	496,688
	Argo Group International Holdings Ltd.	199,587	5,540,535
	Arrow Financial Corp.	147,195	4,844,187
#	Artisan Partners Asset Management, Inc., Class A	397,995	14,654,176
*	AssetMark Financial Holdings, Inc.	28,670	760,902
	Associated Banc-Corp.	1,054,459	23,630,426
#	Associated Capital Group, Inc., Class A	12,329	469,118
	Assured Guaranty Ltd.	315,076	19,723,758
	Atlantic American Corp.	19,437	49,759
	Atlantic Union Bankshares Corp.	569,827	22,046,607
#*	Atlanticus Holdings Corp.	84,227	2,737,378
	Auburn National BanCorp, Inc.	2,786	66,585
#*	Avantax, Inc.	302,058	8,801,970
	Axis Capital Holdings Ltd.	196,041	12,266,285
*	Axos Financial, Inc.	436,790	21,018,335
#	B. Riley Financial, Inc.	62,242	2,659,601
	Banc of California, Inc.	452,092	7,875,443
	BancFirst Corp.	201,661	17,369,062
*	Bancorp, Inc.	574,209	19,482,911
#	Bank First Corp.	549	43,843

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Bank of Hawaii Corp.	287,421	$21,984,832
	Bank of Marin Bancorp	98,812	3,010,802
	Bank of NT Butterfield & Son Ltd.	111,858	3,574,982
#	Bank of South Carolina Corp.	808	13,275
#	Bank OZK	653,236	29,833,288
	BankFinancial Corp.	114,651	1,156,829
	BankUnited, Inc.	395,214	14,875,855
	Bankwell Financial Group, Inc.	32,143	950,469
	Banner Corp.	255,407	16,558,036
	Bar Harbor Bankshares	103,550	3,217,298
#	BayCom Corp.	55,924	1,124,632
#	BCB Bancorp, Inc.	95,132	1,711,425
#	Berkshire Hills Bancorp, Inc.	294,971	9,158,850
	BGC Partners, Inc., Class A	672,832	2,926,819
#*	Blue Foundry Bancorp	3,238	38,467
	Blue Ridge Bankshares, Inc.	15,123	191,457
	BOK Financial Corp.	130,169	13,081,984
#	Bread Financial Holdings, Inc.	22,012	903,152
#*	Bridgewater Bancshares, Inc.	97,306	1,514,081
*	Brighthouse Financial, Inc.	380,042	21,384,963
#	BrightSphere Investment Group, Inc.	257,859	6,046,794
	Brookline Bancorp, Inc.	646,939	8,461,969
#*	BRP Group, Inc., Class A	171,584	4,915,882
	Business First Bancshares, Inc.	42,114	873,444
#	Byline Bancorp, Inc.	130,941	3,247,337
	C&F Financial Corp.	22,409	1,366,725
	Cadence Bank	1,200,303	30,703,751
#*»	California First Leasing Corp.	6,634	106,144
#	Cambridge Bancorp	22,791	1,823,280
#	Camden National Corp.	117,780	4,973,849
*	Cannae Holdings, Inc.	200,754	4,906,428
	Capital Bancorp, Inc.	21,255	456,983
	Capital City Bank Group, Inc.	103,513	3,361,067
#	Capitol Federal Financial, Inc.	721,929	6,042,546
#	Capstar Financial Holdings, Inc.	112,695	1,962,020
*	Carter Bankshares, Inc.	49,676	825,615
*	Carver Bancorp, Inc.	14,778	71,969
#	Cathay General Bancorp	568,991	25,012,844
*»	CCUR Holdings, Inc.	16	49,600
	Central Pacific Financial Corp.	195,756	4,424,086
	Central Valley Community Bancorp	61,322	1,526,918
	Chemung Financial Corp.	15,526	807,973
#	Citizens & Northern Corp.	82,044	1,941,161
	Citizens Community Bancorp, Inc.	6,918	85,852
#	Citizens Holding Co.	1,503	20,862
#*	Citizens, Inc.	126,727	304,145
#	City Holding Co.	120,728	11,443,807
	Civista Bancshares, Inc.	79,192	1,718,466
	CNB Financial Corp.	101,570	2,449,868
	CNO Financial Group, Inc.	467,043	12,031,028
*	Coastal Financial Corp.	58,197	2,657,857
	Codorus Valley Bancorp, Inc.	42,792	1,057,390
	Cohen & Co., Inc.	2,174	19,196
#	Cohen & Steers, Inc.	338,875	24,897,146
#	Colony Bankcorp, Inc.	40,309	519,583
#	Columbia Banking System, Inc.	575,011	17,773,590
#*	Columbia Financial, Inc.	89,946	1,785,428
#	Community Bank System, Inc.	311,979	18,004,308
	Community Financial Corp.	9,961	402,026

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	143,561	$6,184,608
	Community West Bancshares	5,845	86,506
	ConnectOne Bancorp, Inc.	295,592	7,026,222
#*	Consumer Portfolio Services, Inc.	151,454	1,522,113
#	Cowen, Inc., Class A	154,929	6,023,640
	Crawford & Co., Class A	204,420	1,322,597
	Crawford & Co., Class B	167,437	1,028,063
#*	CrossFirst Bankshares, Inc.	108,276	1,461,726
#	Curo Group Holdings Corp.	13,751	55,554
*	Customers Bancorp, Inc.	251,321	7,632,619
	CVB Financial Corp.	1,022,591	24,767,154
#	Diamond Hill Investment Group, Inc.	29,473	5,553,597
#	Dime Community Bancshares, Inc.	286,975	8,557,594
	Donegal Group, Inc., Class A	197,867	3,003,621
	Donegal Group, Inc., Class B	5,267	80,374
#*	Donnelley Financial Solutions, Inc.	275,349	12,558,668
	Eagle Bancorp Montana, Inc.	5,657	94,642
	Eagle Bancorp, Inc.	230,665	10,954,281
	Eastern Bankshares, Inc.	236,131	3,818,238
*	eHealth, Inc.	100	830
#*	Elevate Credit, Inc.	96,888	174,398
	Employers Holdings, Inc.	230,707	10,121,116
#*	Encore Capital Group, Inc.	182,673	10,178,540
*	Enova International, Inc.	272,752	12,451,129
*	Enstar Group Ltd.	93,457	22,644,631
	Enterprise Bancorp, Inc.	42,230	1,500,854
	Enterprise Financial Services Corp.	250,039	13,332,079
#	Equity Bancshares, Inc., Class A	83,211	2,483,848
	Esquire Financial Holdings, Inc.	28,919	1,345,890
	ESSA Bancorp, Inc.	50,145	1,027,973
	Essent Group Ltd.	422,279	18,592,944
	Evans Bancorp, Inc.	28,836	1,140,175
	Evercore, Inc., Class A	267,875	34,772,854
#*	EZCORP, Inc., Class A	416,646	3,795,645
	Farmers & Merchants Bancorp, Inc.	17,200	489,340
	Farmers National Banc Corp.	195,377	2,809,521
	FB Financial Corp.	235,998	8,864,085
	Federal Agricultural Mortgage Corp., Class A	2,089	231,346
	Federal Agricultural Mortgage Corp., Class C	74,977	9,969,692
	Federated Hermes, Inc.	632,095	24,841,333
#	Fidelity D&D Bancorp, Inc.	1,159	55,296
#	Financial Institutions, Inc.	140,568	3,473,435
	First American Financial Corp.	132,038	8,169,191
	First Bancorp	243,436	9,700,925
	First BanCorp	1,564,931	21,048,322
	First Bancorp, Inc.	81,851	2,427,701
	First Bancshares, Inc.	112,214	3,439,359
#	First Bank	81,069	1,096,864
	First Busey Corp.	356,022	8,498,245
	First Business Financial Services, Inc.	58,414	2,091,221
#	First Commonwealth Financial Corp.	721,518	10,613,530
	First Community Bankshares, Inc.	172,114	5,595,426
	First Community Corp.	1,740	35,774
	First Financial Bancorp	718,739	18,205,659
	First Financial Bankshares, Inc.	580,747	20,686,208
	First Financial Corp.	60,500	2,717,660
	First Financial Northwest, Inc.	87,822	1,321,721
	First Foundation, Inc.	296,279	4,601,213
	First Hawaiian, Inc.	579,443	15,899,916

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Internet Bancorp	72,774	$1,913,228
	First Interstate BancSystem, Inc., Class A	429,538	15,411,823
	First Merchants Corp.	395,266	16,854,142
	First Mid Bancshares, Inc.	78,339	2,517,032
	First Northwest Bancorp	53,332	807,980
	First of Long Island Corp.	119,318	2,107,156
	First Savings Financial Group, Inc.	1,053	20,934
#	First U.S. Bancshares, Inc.	2,966	27,910
	First United Corp.	38,967	757,518
*	First Western Financial, Inc.	13,368	350,910
	FirstCash Holdings, Inc.	307,746	28,368,026
	Five Star Bancorp	2,071	55,834
	Flushing Financial Corp.	231,950	4,451,120
#	FNB Corp.	1,470,101	20,978,341
	FS Bancorp, Inc.	46,576	1,674,407
	Fulton Financial Corp.	1,291,968	21,614,625
#*	FVCBankcorp, Inc.	12,727	218,014
*	Genworth Financial, Inc., Class A	1,027,707	5,672,943
#	German American Bancorp, Inc.	213,425	8,221,131
	Glacier Bancorp, Inc.	741,922	33,824,224
	Great Southern Bancorp, Inc.	101,042	5,904,894
*	Green Dot Corp., Class A	270,536	4,891,291
	Greene County Bancorp, Inc.	7,339	359,244
#	Greenhill & Co., Inc.	17,347	239,736
#*	Greenlight Capital Re Ltd., Class A	149,725	1,474,791
	Guaranty Bancshares, Inc.	52,407	1,728,383
#	Hallmark Financial Services, Inc.	6,052	44,180
#	Hamilton Lane, Inc., Class A	125,321	9,757,493
	Hancock Whitney Corp.	544,991	28,056,137
	Hanmi Financial Corp.	236,394	5,505,616
	Hanover Insurance Group, Inc.	92,399	12,435,057
	HarborOne Bancorp, Inc.	274,053	3,738,083
	Hawthorn Bancshares, Inc.	8,877	213,758
#	HBT Financial, Inc.	35,614	746,826
#	HCI Group, Inc.	76,495	3,840,814
	Heartland Financial USA, Inc.	234,001	11,576,029
	Heritage Commerce Corp.	344,948	4,180,770
	Heritage Financial Corp.	258,633	7,378,799
	Heritage Insurance Holdings, Inc.	16,980	42,790
	Hilltop Holdings, Inc.	504,542	16,498,523
#	Hingham Institution For Savings	10,701	3,128,330
	HMN Financial, Inc.	35,128	766,844
#	Home Bancorp, Inc.	31,385	1,205,184
#	Home BancShares, Inc.	1,169,573	27,917,708
	HomeStreet, Inc.	232,594	6,412,617
	HomeTrust Bancshares, Inc.	55,879	1,508,733
#	Hope Bancorp, Inc.	857,751	11,056,410
	Horace Mann Educators Corp.	319,864	11,390,357
	Horizon Bancorp, Inc.	262,449	4,104,702
#	Houlihan Lokey, Inc.	219,679	21,763,599
	Independent Bank Corp.	337,806	26,919,760
	Independent Bank Corp.	110,938	2,459,495
	Independent Bank Group, Inc.	242,287	14,852,193
	International Bancshares Corp.	521,657	24,450,064
	Investar Holding Corp.	33,792	704,563
	Investors Title Co.	16,866	2,732,292
#	Jackson Financial, Inc., Class A	137,880	6,072,235
	James River Group Holdings Ltd.	41,574	942,067
	Janus Henderson Group PLC	331,289	8,587,011

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Kearny Financial Corp.	389,648	$3,654,898
	Kemper Corp.	432,852	25,421,398
#	Kentucky First Federal Bancorp	11,174	76,095
	Kingstone Cos., Inc.	53,986	90,696
#	Kinsale Capital Group, Inc.	94,599	26,340,146
#	Lake Shore Bancorp, Inc.	537	6,761
	Lakeland Bancorp, Inc.	422,063	8,133,154
#	Lakeland Financial Corp.	188,800	13,350,048
	Landmark Bancorp, Inc.	13,964	311,676
	Lazard Ltd., Class A	165,619	6,638,010
#	LCNB Corp.	38,216	697,442
*	LendingClub Corp.	39,504	382,794
#*	LendingTree, Inc.	54,614	2,165,991
	Limestone Bancorp, Inc.	1,480	38,362
#	Live Oak Bancshares, Inc.	181,461	6,211,410
	Luther Burbank Corp.	84,617	993,404
	Macatawa Bank Corp.	235,689	2,597,293
#	Magyar Bancorp, Inc.	4,764	61,313
#*	Maiden Holdings Ltd.	924,589	2,191,276
	MainStreet Bancshares, Inc.	5,195	149,097
#*	Malvern Bancorp, Inc.	5,335	93,843
*	MBIA, Inc.	278,964	3,629,322
	Mercantile Bank Corp.	123,936	4,254,723
	Merchants Bancorp	55,589	1,599,296
	Mercury General Corp.	182,852	6,533,302
	Meridian Corp.	9,883	314,774
#	Metrocity Bankshares, Inc.	46,528	940,796
*	Metropolitan Bank Holding Corp.	54,915	3,260,853
	MGIC Investment Corp.	567,737	8,016,446
#	Mid Penn Bancorp, Inc.	21,258	668,989
#	Middlefield Banc Corp.	769	20,917
	Midland States Bancorp, Inc.	120,461	3,069,346
	MidWestOne Financial Group, Inc.	76,194	2,373,443
#	Moelis & Co., Class A	317,357	14,836,440
*	Mr Cooper Group, Inc.	320,473	14,738,553
#	MVB Financial Corp.	33,402	737,516
	National Bank Holdings Corp., Class A	239,469	10,112,776
	National Bankshares, Inc.	18,319	743,019
#	National Western Life Group, Inc., Class A	18,252	5,052,154
	Navient Corp.	1,195,985	22,687,835
	NBT Bancorp, Inc.	320,620	12,603,572
	Nelnet, Inc., Class A	251,191	23,986,229
#	New York Community Bancorp, Inc.	2,667,856	26,651,881
*	NI Holdings, Inc.	2,804	37,153
*	Nicholas Financial, Inc.	56,532	378,764
*	Nicolet Bankshares, Inc.	61,394	4,475,009
*	NMI Holdings, Inc., Class A	459,915	10,683,825
	Northeast Bank	58,834	2,776,965
#	Northeast Community Bancorp, Inc.	18,354	284,671
#	Northfield Bancorp, Inc.	375,720	5,617,014
#	Northrim BanCorp, Inc.	58,250	3,118,123
#	Northwest Bancshares, Inc.	949,113	13,420,458
#	Norwood Financial Corp.	10,037	344,771
	OceanFirst Financial Corp.	426,513	10,202,191
#*	Ocwen Financial Corp.	36,774	1,323,864
	OFG Bancorp	388,767	11,005,994
#	Ohio Valley Banc Corp.	12,503	325,953
	Old National Bancorp	2,068,920	36,206,100
	Old Republic International Corp.	171,980	4,538,552

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	193,377	$3,285,475
#	OneMain Holdings, Inc.	212,811	9,180,667
	OP Bancorp	31,142	353,150
#	Oppenheimer Holdings, Inc., Class A	68,996	3,284,900
	Origin Bancorp, Inc.	52,177	1,956,638
#*	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	50,387	1,247,078
*	Oxbridge Re Holdings Ltd.	33,640	76,699
#	Pacific Premier Bancorp, Inc.	613,455	19,839,135
	PacWest Bancorp	252,886	6,994,827
#*	Palomar Holdings, Inc.	40,956	2,093,261
#	Park National Corp.	82,249	10,301,687
#	Parke Bancorp, Inc.	36,940	764,843
	Pathward Financial, Inc.	251,132	12,461,170
	PCB Bancorp	17,242	320,184
	Peapack-Gladstone Financial Corp.	144,177	5,347,525
#	Penns Woods Bancorp, Inc.	42,420	1,136,432
#	PennyMac Financial Services, Inc.	113,561	7,656,283
	Peoples Bancorp of North Carolina, Inc.	12,561	417,025
#	Peoples Bancorp, Inc.	215,307	6,388,159
#	Peoples Financial Services Corp.	10,728	546,913
	Pinnacle Financial Partners, Inc.	108,970	8,579,208
	Piper Sandler Cos.	90,768	12,898,133
	PJT Partners, Inc., Class A	144,057	11,528,882
	Plumas Bancorp	3,349	137,276
#*	Ponce Financial Group, Inc.	3,472	31,595
	Popular, Inc.	222,676	15,284,481
#*	PRA Group, Inc.	304,460	12,251,470
	Preferred Bank	122,343	8,702,258
	Premier Financial Corp.	275,188	6,885,204
	Primerica, Inc.	133,144	21,536,042
	Primis Financial Corp.	136,897	1,620,860
	Princeton Bancorp, Inc.	1,068	36,675
	ProAssurance Corp.	11,152	216,237
*	Professional Holding Corp., Class A	31,133	891,960
#*	PROG Holdings, Inc.	390,819	8,711,356
	Prosperity Bancshares, Inc.	29,788	2,259,718
#	Provident Bancorp, Inc.	23,429	211,330
	Provident Financial Holdings, Inc.	55,925	794,694
#	Provident Financial Services, Inc.	549,701	12,895,985
#	QCR Holdings, Inc.	113,150	5,947,164
	Radian Group, Inc.	225,556	4,984,788
	RBB Bancorp	83,152	1,674,681
#	Red River Bancshares, Inc.	6,753	343,728
#	Regional Management Corp.	102,607	3,538,915
	Reinsurance Group of America, Inc.	3,486	529,070
	RenaissanceRe Holdings Ltd.	15,283	2,990,730
	Renasant Corp.	426,622	15,179,211
	Republic Bancorp, Inc., Class A	113,494	5,104,960
#*	Republic First Bancorp, Inc.	205,484	452,065
	Richmond Mutual BanCorp, Inc.	5,690	74,084
	Riverview Bancorp, Inc.	202,591	1,487,018
	RLI Corp.	311,169	41,214,334
	S&T Bancorp, Inc.	253,867	9,235,681
#*	Safeguard Scientifics, Inc.	83,323	265,800
#	Safety Insurance Group, Inc.	123,266	10,402,418
#	Salisbury Bancorp, Inc.	7,476	209,552
#	Sandy Spring Bancorp, Inc.	285,742	9,658,080
	SB Financial Group, Inc.	4,414	72,125

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Seacoast Banking Corp. of Florida	380,161	$12,206,970
*	Security National Financial Corp., Class A	29,652	213,791
#	Selective Insurance Group, Inc.	438,122	41,621,590
#	ServisFirst Bancshares, Inc.	379,168	25,851,674
	Shore Bancshares, Inc.	103,334	1,806,278
	Sierra Bancorp	117,892	2,482,806
	Silvercrest Asset Management Group, Inc., Class A	49,407	933,792
	Simmons First National Corp., Class A	699,991	15,616,799
*	SiriusPoint Ltd.	83,143	631,055
	SLM Corp.	763,479	13,414,326
	SmartFinancial, Inc.	51,973	1,401,712
#	Sound Financial Bancorp, Inc.	100	3,985
	South Plains Financial, Inc.	16,834	473,035
*	Southern First Bancshares, Inc.	63,209	2,660,467
	Southern Missouri Bancorp, Inc.	47,845	2,316,655
#	Southside Bancshares, Inc.	241,573	9,150,785
	SouthState Corp.	416,570	33,158,972
	Stellar Bancorp, Inc.	267,410	7,516,895
	StepStone Group, Inc., Class A	11,035	322,112
#*	Sterling Bancorp, Inc.	46,730	284,586
	Stewart Information Services Corp.	211,897	10,122,320
	Stifel Financial Corp.	241,842	16,302,569
#	Stock Yards Bancorp, Inc.	196,366	11,774,105
*	StoneX Group, Inc.	174,734	15,355,624
#	Summit Financial Group, Inc.	41,519	1,077,418
	Summit State Bank	817	12,982
	Synovus Financial Corp.	359,846	15,095,540
	Territorial Bancorp, Inc.	80,013	1,921,912
*	Texas Capital Bancshares, Inc.	364,129	24,058,003
#	TFS Financial Corp.	59,548	848,559
	Timberland Bancorp, Inc.	82,412	2,744,320
	Tiptree, Inc.	292,938	4,396,999
	Tompkins Financial Corp.	112,002	8,437,111
	Towne Bank	531,758	16,202,666
	TriCo Bancshares	212,328	10,733,180
#	Trinity Capital, Inc.	13,035	174,539
*	Triumph Financial, Inc.	146,154	8,145,162
#*	Trupanion, Inc.	12,889	760,709
	TrustCo Bank Corp. NY	138,550	4,975,330
	Trustmark Corp.	471,862	13,740,621
	UMB Financial Corp.	348,208	31,404,880
	Umpqua Holdings Corp.	831,067	15,125,419
*	Unico American Corp.	11,600	14,152
#	Union Bankshares, Inc.	2,252	59,250
	United Bancshares, Inc.	900	17,910
	United Bankshares, Inc.	917,556	36,885,751
	United Community Banks, Inc.	689,130	22,424,290
#	United Fire Group, Inc.	132,687	4,178,314
	United Security Bancshares	58,361	461,052
	Unity Bancorp, Inc.	62,599	1,656,996
#	Universal Insurance Holdings, Inc.	219,241	2,793,130
	Univest Financial Corp.	221,548	6,015,028
	Unum Group	572,922	24,079,912
#	Valley National Bancorp	2,970,011	35,283,731
#	Value Line, Inc.	21,281	1,100,441
	Veritex Holdings, Inc.	124,595	3,507,349
	Victory Capital Holdings, Inc., Class A	54,839	1,625,428
	Virtu Financial, Inc., Class A	305,010	5,889,743
#	Virtus Investment Partners, Inc.	59,344	12,751,839

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Voya Financial, Inc.	19,649	$1,370,911
#	Walker & Dunlop, Inc.	275,422	26,269,750
	Washington Federal, Inc.	535,303	18,981,844
	Washington Trust Bancorp, Inc.	143,629	6,143,012
	Waterstone Financial, Inc.	264,280	4,254,908
	WesBanco, Inc.	461,930	17,169,938
#	West BanCorp, Inc.	152,639	3,342,794
	Westamerica BanCorp	182,566	10,143,367
	Western New England Bancorp, Inc.	256,893	2,504,707
	Westwood Holdings Group, Inc.	16,616	214,845
	White Mountains Insurance Group Ltd.	20,179	30,832,705
	Wintrust Financial Corp.	292,926	26,793,941
#	WisdomTree, Inc.	769,063	4,429,803
#*	World Acceptance Corp.	59,463	5,691,798
	WSFS Financial Corp.	480,243	23,200,539
	WVS Financial Corp.	4,423	61,701
TOTAL FINANCIALS			2,978,440,930
HEALTH CARE — (9.4%)
	180 Life Sciences Corp.	4,299	14,316
#*	89bio, Inc.	8,976	104,840
*	Aadi Bioscience, Inc.	4,172	52,651
*	Abeona Therapeutics, Inc.	3,982	10,035
*	Acadia Healthcare Co., Inc.	516,865	43,426,997
*	ACADIA Pharmaceuticals, Inc.	106,730	2,031,072
*	Accolade, Inc.	99,286	1,158,668
#*	Accuray, Inc.	311,487	784,947
#††	Achillion Pharmaceuticals, Inc.	2,084,145	2,980,327
*	Aclaris Therapeutics, Inc.	3,050	51,545
*	Actinium Pharmaceuticals, Inc.	62,917	737,387
#*	Adaptive Biotechnologies Corp.	186,563	1,729,439
#*	Addus HomeCare Corp.	97,173	10,448,041
#*	Adicet Bio, Inc.	157,763	1,443,531
#††	Aduro Biotech, Inc.	57,164	116,043
»	Aerpio Pharmaceuticals, Inc.	15,393	462
#*	Agiliti, Inc.	88,292	1,628,987
#*	Agios Pharmaceuticals, Inc.	220,207	6,491,702
#	AirSculpt Technologies, Inc.	3,015	17,547
*	Akero Therapeutics, Inc.	42,483	2,102,909
*	Albireo Pharma, Inc.	36,732	1,640,451
#*	Aldeyra Therapeutics, Inc.	255,829	1,509,391
*	Alector, Inc.	43,004	379,295
*	Alkermes PLC	858,625	24,591,020
*	Allakos, Inc.	63,133	469,078
*	Allied Healthcare Products, Inc.	15,199	8,361
#*	Allogene Therapeutics, Inc.	153,301	1,183,484
#*	Allovir, Inc.	34,873	201,566
*	Alpine Immune Sciences, Inc.	7,035	59,094
*	Altimmune, Inc.	151,710	2,069,324
*	ALX Oncology Holdings, Inc.	3,416	31,769
*	Amedisys, Inc.	31,384	3,033,577
*	American Shared Hospital Services	3,446	11,096
#*	American Well Corp., Class A	208,749	828,734
#*	AMN Healthcare Services, Inc.	338,509	32,442,703
*	Amneal Pharmaceuticals, Inc.	183,728	404,202
*	Amphastar Pharmaceuticals, Inc.	340,314	10,297,902
*	AnaptysBio, Inc.	149,891	3,730,787
*	AngioDynamics, Inc.	249,320	3,246,146
#*	ANI Pharmaceuticals, Inc.	89,826	4,017,917

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	91,952	$2,851,432
*	Annovis Bio, Inc.	1,017	16,801
#*	Apollo Medical Holdings, Inc.	42,992	1,532,235
#*	Apyx Medical Corp.	52,243	152,550
#*	Arcturus Therapeutics Holdings, Inc.	120,377	2,543,566
*	Arcus Biosciences, Inc.	228,033	4,932,354
#*	Arcutis Biotherapeutics, Inc.	49,850	826,015
*	ARS Pharmaceuticals, Inc.	14,229	97,611
#*	Artivion, Inc.	267,436	3,487,365
*	Atara Biotherapeutics, Inc.	123,721	627,265
*	Athira Pharma, Inc.	16,649	67,262
*	AtriCure, Inc.	91,190	3,946,703
#	Atrion Corp.	13,521	9,292,983
*	aTyr Pharma, Inc.	97,539	224,340
#*	Avanos Medical, Inc.	244,847	7,502,112
#*	Avid Bioservices, Inc.	292,554	4,631,130
#*	Avidity Biosciences, Inc.	299,391	7,095,567
*	AxoGen, Inc.	74,679	707,210
*	Axonics, Inc.	164,263	10,085,748
	Azenta, Inc.	27,547	1,539,877
#*	Beam Therapeutics, Inc.	19,427	844,103
*	Beyondspring, Inc.	7,301	18,837
#*	BioAtla, Inc.	13,409	50,820
*	BioCardia, Inc.	899	2,310
#*	BioLife Solutions, Inc.	67,316	1,577,887
*	Biomea Fusion, Inc.	19,056	181,413
#*	Biomerica, Inc.	3,000	9,000
#*	Bioventus, Inc., Class A	3,847	7,540
#*	Bluebird Bio, Inc.	552,152	3,506,165
*	Blueprint Medicines Corp.	7,972	372,611
#*	Brookdale Senior Living, Inc.	819,282	2,359,532
*	C4 Therapeutics, Inc.	30,088	234,386
*	Capricor Therapeutics, Inc.	70,085	295,759
#*	Cara Therapeutics, Inc.	281,699	3,290,244
*	Cardiovascular Systems, Inc.	145,840	2,033,010
#*	CareCloud, Inc.	60,410	217,476
#*	CareDx, Inc.	25,478	380,641
#*	Castle Biosciences, Inc.	37,385	1,012,386
#*	Catalyst Pharmaceuticals, Inc.	545,278	8,446,356
*	Celldex Therapeutics, Inc.	88,353	3,892,833
*	Century Therapeutics, Inc.	8,962	40,956
#*	Certara, Inc.	175,033	3,395,640
*	Champions Oncology, Inc.	71,951	295,719
	Chemed Corp.	14,572	7,360,900
#*	Chimerix, Inc.	29,911	52,942
*	Chinook Therapeutics, Inc.	336,656	8,507,297
*††	Clementia Pharmaceuticals, Inc.	2,928	0
*	Cocrystal Pharma, Inc.	4,979	13,991
*	Codexis, Inc.	7,701	47,361
*	Cogent Biosciences, Inc.	150,034	2,259,512
#*	Collegium Pharmaceutical, Inc.	223,363	6,272,033
#*	Community Health Systems, Inc.	232,409	1,213,175
*	Computer Programs & Systems, Inc.	99,513	2,923,692
*	Concert Pharmaceuticals, Inc.	145,355	1,212,261
*	Conformis, Inc.	1,776	4,493
#	CONMED Corp.	187,635	17,967,928
#*	Corcept Therapeutics, Inc.	522,965	11,954,980
*	CorVel Corp.	161,405	28,755,915
#*	Crinetics Pharmaceuticals, Inc.	161,211	3,161,348

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	CRISPR Therapeutics AG	306,002	$15,612,222
#*	Cross Country Healthcare, Inc.	310,992	8,630,028
#*	CryoPort, Inc.	64,886	1,481,347
*	Cue Biopharma, Inc.	60,480	206,842
*	Cullinan Oncology, Inc.	1,897	22,081
*	Cumberland Pharmaceuticals, Inc.	72,056	194,551
#*	Cutera, Inc.	20,194	703,357
*	Cymabay Therapeutics, Inc.	373,645	3,134,882
*	Day One Biopharmaceuticals, Inc.	24,757	538,960
*	Deciphera Pharmaceuticals, Inc.	342,632	5,828,170
#*	Design Therapeutics, Inc.	22,472	176,405
#*	DiaMedica Therapeutics, Inc.	14,572	19,672
*	Dominari Holdings, Inc.	12,448	48,049
#*	Doximity, Inc., Class A	45,642	1,609,793
#*	Dynavax Technologies Corp.	492,636	5,606,198
*	Dyne Therapeutics, Inc.	96,719	1,412,097
*	Eagle Pharmaceuticals, Inc.	10,653	361,563
#*	Edgewise Therapeutics, Inc.	11,185	114,423
#*	Editas Medicine, Inc.	259,273	2,564,210
#*	Eiger BioPharmaceuticals, Inc.	83,007	157,713
#*	Electromed, Inc.	61,656	665,268
	Embecta Corp.	61,911	1,633,831
*	Emergent BioSolutions, Inc.	262,704	3,465,066
*	Enanta Pharmaceuticals, Inc.	148,657	7,935,311
	Encompass Health Corp.	268,526	16,769,449
*	Enhabit, Inc.	133,398	2,048,993
*	Enovis Corp.	286,785	18,053,116
	Ensign Group, Inc.	433,403	40,414,830
#*	Envista Holdings Corp.	498,559	19,438,815
#*	Enzo Biochem, Inc.	101,599	136,143
*	Erasca, Inc.	15,983	63,932
*	Evolent Health, Inc., Class A	718,674	23,155,676
#*	Exagen, Inc.	31,171	88,526
*	Exelixis, Inc.	1,053,607	18,564,555
#*	EyePoint Pharmaceuticals, Inc.	16,779	78,190
*	Fate Therapeutics, Inc.	113,985	679,351
#*	Figs, Inc., Class A	55,933	500,600
#*	FONAR Corp.	34,341	619,168
#*	Frequency Therapeutics, Inc.	3,096	14,056
#*	Fulcrum Therapeutics, Inc.	127,042	1,602,000
#*	Fulgent Genetics, Inc.	6,872	232,136
#*	G1 Therapeutics, Inc.	27,110	216,338
#*	Generation Bio Co.	35,487	209,373
*	Glaukos Corp.	187,523	9,198,003
#*	Globus Medical, Inc., Class A	142,446	10,754,673
*	GlycoMimetics, Inc.	6,723	19,564
#*	GoodRx Holdings, Inc., Class A	113,610	635,080
#*	Gritstone bio, Inc.	47,212	150,134
*	Haemonetics Corp.	146,529	12,396,353
#*	Halozyme Therapeutics, Inc.	443,712	22,970,970
#*	Harmony Biosciences Holdings, Inc.	170,267	8,201,761
*	Harrow Health, Inc.	92,683	1,392,099
*	Harvard Bioscience, Inc.	219,379	653,749
*	Health Catalyst, Inc.	16,918	235,160
*	HealthEquity, Inc.	274,606	16,709,775
*	HealthStream, Inc.	238,815	5,774,547
#*	Heska Corp.	54,791	4,900,507
*	Ideaya Biosciences, Inc.	164,589	2,802,951
*	IGM Biosciences, Inc.	1,687	38,346

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	IMARA, Inc.	8,795	$40,633
*	ImmuCell Corp.	2,602	19,281
*	ImmunoGen, Inc.	554,334	2,549,936
*	Immunovant, Inc.	177,155	3,148,044
#*	Inari Medical, Inc.	69,249	3,950,655
*	InfuSystem Holdings, Inc.	67,611	677,462
*	Innoviva, Inc.	545,096	6,895,464
#*	Inogen, Inc.	52,188	1,217,546
#*	Inovio Pharmaceuticals, Inc.	107,045	177,695
*	Integer Holdings Corp.	222,096	14,616,138
*	Integra LifeSciences Holdings Corp.	135,594	7,769,536
*	Intellia Therapeutics, Inc.	365,886	15,528,202
*	Intra-Cellular Therapies, Inc.	1,946	93,252
#*	Ionis Pharmaceuticals, Inc.	89,651	3,574,385
*	Iovance Biotherapeutics, Inc.	226,424	1,802,335
	iRadimed Corp.	47,455	1,774,817
#*	IRIDEX Corp.	81,072	177,548
#*	Ironwood Pharmaceuticals, Inc.	807,754	9,305,326
*	iTeos Therapeutics, Inc.	12,058	252,012
#*	IVERIC bio, Inc.	450,080	10,396,848
*	Janux Therapeutics, Inc.	1,397	31,027
*	Joint Corp.	51,804	941,279
*	Jounce Therapeutics, Inc.	62,587	73,227
#*	KalVista Pharmaceuticals, Inc.	51,463	409,646
#*	Karuna Therapeutics, Inc.	49,127	9,795,433
#*	Kewaunee Scientific Corp.	19,359	312,841
*	Kezar Life Sciences, Inc.	97,616	699,907
*	Kiniksa Pharmaceuticals Ltd., Class A	172,820	2,498,977
#*	Kinnate Biopharma, Inc.	7,676	57,800
#*	Kodiak Sciences, Inc.	88,260	713,141
#*	Krystal Biotech, Inc.	107,113	8,903,233
#*	Kura Oncology, Inc.	353,671	4,887,733
#*	Kymera Therapeutics, Inc.	119,810	4,478,498
*	Lantheus Holdings, Inc.	494,601	28,439,558
#	LeMaitre Vascular, Inc.	173,973	8,208,046
#*	LENSAR, Inc.	102,775	302,159
*	Lexicon Pharmaceuticals, Inc.	18,708	41,906
*	LHC Group, Inc.	162,251	25,733,009
*	Ligand Pharmaceuticals, Inc.	81,591	5,686,893
#*	Lisata Therapeutics, Inc.	2,262	8,098
#*	LivaNova PLC	135,320	7,604,984
#*	Lyell Immunopharma, Inc.	29,890	97,740
#*	MacroGenics, Inc.	119,879	691,702
*	Maravai LifeSciences Holdings, Inc., Class A	12,676	185,830
*	MediciNova, Inc.	9,742	23,283
#*	Medpace Holdings, Inc.	207,448	45,860,529
*	MeiraGTx Holdings PLC	57,992	484,813
#*	Meridian Bioscience, Inc.	388,225	13,199,650
*	Merit Medical Systems, Inc.	403,213	28,769,248
#*	Merrimack Pharmaceuticals, Inc.	115,240	1,335,632
*	Mersana Therapeutics, Inc.	46,199	303,989
#	Mesa Laboratories, Inc.	7,717	1,501,265
*	Microbot Medical, Inc.	36,940	115,253
*	Milestone Pharmaceuticals, Inc.	61,456	224,929
*	Mirati Therapeutics, Inc.	22,473	1,200,283
*	ModivCare, Inc.	121,391	13,020,399
#*	Morphic Holding, Inc.	18,300	598,959
*	Myriad Genetics, Inc.	425,776	8,396,303
#	National HealthCare Corp.	80,622	4,800,234

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	National Research Corp.	143,450	$6,658,949
#*	Nektar Therapeutics	174,621	474,969
*	Neogen Corp.	272,170	5,827,160
*	NeoGenomics, Inc.	175,049	2,079,582
#*	NeuroBo Pharmaceuticals, Inc.	2,846	2,248
*	Neuronetics, Inc.	65,364	384,340
*	Nevro Corp.	73,008	2,680,854
#*	Nexgel, Inc.	152	226
*	NextCure, Inc.	10,206	17,044
#*	NextGen Healthcare, Inc.	405,616	7,714,816
#*	NGM Biopharmaceuticals, Inc.	113,064	592,455
*	NightHawk Biosciences, Inc.	43,671	51,532
#*	Nkarta, Inc.	22,255	118,619
*	Nurix Therapeutics, Inc.	98,232	1,207,271
*	NuVasive, Inc.	369,487	16,848,607
#*	Ocular Therapeutix, Inc.	61,731	241,368
*	Olema Pharmaceuticals, Inc.	13,574	65,562
*	OmniAb, Inc.	278,065	1,151,189
#*	OmniAb, Inc.	30,196	0
#*	OmniAb, Inc.	30,196	0
#*	Omnicell, Inc.	336,436	18,662,105
	OpGen, Inc.	18,171	33,071
*	Opiant Pharmaceuticals, Inc.	18,273	368,749
#*	OPKO Health, Inc.	534,032	688,901
#*	OptimizeRx Corp.	2,716	48,752
*	Option Care Health, Inc.	943,431	27,236,853
*	OraSure Technologies, Inc.	174,534	973,900
#*	Organogenesis Holdings, Inc.	24,239	62,052
*	Orthofix Medical, Inc.	68,391	1,479,297
#*	OrthoPediatrics Corp.	89,034	4,196,172
#*	Outset Medical, Inc.	2,164	60,852
	Owens & Minor, Inc.	598,875	11,821,793
#*	Pacific Biosciences of California, Inc.	506,495	5,617,030
#*	Pacira BioSciences, Inc.	241,607	9,487,907
	Patterson Cos., Inc.	578,827	17,474,787
#*††	PDL BioPharma, Inc.	1,354,466	3,318,442
*	Pediatrix Medical Group, Inc.	180,892	2,776,692
#*	Pennant Group, Inc.	233,511	3,021,632
	Perrigo Co. PLC	707,433	26,472,143
	Phibro Animal Health Corp., Class A	28,590	440,286
*	Phreesia, Inc.	45,380	1,701,296
*	Pliant Therapeutics, Inc.	36,407	1,275,701
#*	PMV Pharmaceuticals, Inc.	64,748	530,934
#*	Poseida Therapeutics, Inc.	51,380	357,605
*	Precigen, Inc.	12,358	20,020
	Premier, Inc., Class A	527,981	17,613,446
*	Prestige Consumer Healthcare, Inc.	386,315	25,404,074
#*	Pro-Dex, Inc.	25,019	425,323
#††	Progenic Pharmaceuticals, Inc.	310,647	357,244
#*	Progyny, Inc.	3,549	122,050
#	ProPhase Labs, Inc.	3,340	27,321
*	Protagonist Therapeutics, Inc.	254,886	3,387,435
*	Prothena Corp. PLC	380,436	21,513,656
#*	Provention Bio, Inc.	31,750	274,955
	Psychemedics Corp.	12,821	71,798
#*	Pulmonx Corp.	55,374	492,275
*	Puma Biotechnology, Inc.	173,838	747,503
*	Quanterix Corp.	8,967	126,704
*	QuidelOrtho Corp.	2,556	218,819

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	RadNet, Inc.	448,062	$9,431,705
*	Rain Oncology, Inc.	2,702	24,264
*	Rallybio Corp.	2,315	16,066
#*	RAPT Therapeutics, Inc.	122,766	3,566,352
#*	Recursion Pharmaceuticals, Inc., Class A	52,049	433,568
*	REGENXBIO, Inc.	35,195	816,876
#*	Relay Therapeutics, Inc.	269,865	5,791,303
#*	Repare Therapeutics, Inc.	3,094	38,242
*	Replimune Group, Inc.	181,924	5,066,583
#*	REVOLUTION Medicines, Inc.	316,838	8,472,248
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rocket Pharmaceuticals, Inc.	272,469	5,920,751
*	RxSight, Inc.	2,872	40,208
*	Sage Therapeutics, Inc.	192,666	8,542,810
#*	Sangamo Therapeutics, Inc.	825,628	2,881,442
*	Satsuma Pharmaceuticals, Inc.	78,354	73,269
#*	Schrodinger, Inc.	124,199	3,003,132
#*	scPharmaceuticals, Inc.	65,257	403,288
*	Seer, Inc.	29,999	136,495
#	Select Medical Holdings Corp.	1,070,172	31,109,900
*	SELLAS Life Sciences Group, Inc.	27,288	90,596
#*	Semler Scientific, Inc.	6,308	247,337
#*	Sensus Healthcare, Inc.	72,390	661,645
#*	Shockwave Medical, Inc.	9,073	1,705,089
#*	SI-BONE, Inc.	132,858	2,262,572
#	SIGA Technologies, Inc.	328,688	2,409,283
#*	Sight Sciences, Inc.	8,146	93,760
#	Simulations Plus, Inc.	64,768	2,664,556
#*	Sonida Senior Living, Inc.	6,240	88,795
*	Spero Therapeutics, Inc.	5,789	10,710
#*	SpringWorks Therapeutics, Inc.	14,338	450,213
#*	STAAR Surgical Co.	79,690	5,622,130
#*	Standard BioTools, Inc.	12,467	24,934
*	Stoke Therapeutics, Inc.	31,409	312,834
#††	Strongbridge LLC	207,363	73,780
#*	Supernus Pharmaceuticals, Inc.	422,263	17,317,006
#*	Surgalign Holdings, Inc.	14,985	31,618
#*	Surgery Partners, Inc.	256,679	8,521,743
#*	Surmodics, Inc.	129,108	3,629,226
*	Sutro Biopharma, Inc.	143,095	1,036,008
*	Syndax Pharmaceuticals, Inc.	349,664	10,035,357
*	Syneos Health, Inc.	102,101	3,667,468
*	Syros Pharmaceuticals, Inc.	7,399	37,809
#*	Tactile Systems Technology, Inc.	46,585	604,207
#*	Taro Pharmaceutical Industries Ltd.	39,795	1,186,687
*	Tarsus Pharmaceuticals, Inc.	65,566	1,033,320
#*	Teladoc Health, Inc.	31,765	933,891
*	Tenet Healthcare Corp.	623,478	34,197,768
*	Terns Pharmaceuticals, Inc.	27,784	252,001
††	Tetraphase Pharmaceuticals, Inc.	2,198	88
#*	TransMedics Group, Inc.	118,073	7,440,960
*	Trevena, Inc.	15,928	26,440
#*	Twist Bioscience Corp.	151,295	4,340,654
#	U.S. Physical Therapy, Inc.	103,168	10,229,107
*	UFP Technologies, Inc.	47,771	5,432,996
*	Ultragenyx Pharmaceutical, Inc.	755	34,224
#	Utah Medical Products, Inc.	37,996	3,500,572
*	Vanda Pharmaceuticals, Inc.	143,595	1,102,810
#*	Varex Imaging Corp.	210,629	4,526,417

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Vaxcyte, Inc.	56,866	$2,578,873
*	Vera Therapeutics, Inc.	896	7,598
*	Veracyte, Inc.	113,647	2,855,949
*	Veradigm, Inc.	966,173	17,304,158
#*	Vericel Corp.	118,687	3,260,332
#*	ViewRay, Inc.	504,089	2,313,769
*	Viking Therapeutics, Inc.	32,672	286,207
*	Viracta Therapeutics, Inc.	40,674	84,602
*	Viridian Therapeutics, Inc.	5,217	190,525
*	Voyager Therapeutics, Inc.	17,133	161,736
#*	Xencor, Inc.	183,316	6,034,763
#*	Xenon Pharmaceuticals, Inc.	61,550	2,405,990
#*	XOMA Corp.	4,470	90,696
*	Y-mAbs Therapeutics, Inc.	36,257	162,794
*	Zentalis Pharmaceuticals, Inc.	8,346	196,966
#††	Zogenix, Inc.	122,278	83,149
#*	Zymeworks, Inc.	8,260	78,057
TOTAL HEALTH CARE			1,482,994,073
INDUSTRIALS — (18.8%)
#*	3D Systems Corp.	124,637	1,353,558
	AAON, Inc.	409,694	31,267,846
*	AAR Corp.	260,394	13,394,667
	ABM Industries, Inc.	483,927	22,701,016
	ACCO Brands Corp.	496,362	3,151,899
#	Acme United Corp.	21,079	497,464
	Acuity Brands, Inc.	79,224	14,935,308
*	Aerojet Rocketdyne Holdings, Inc.	707,916	39,586,663
*	AeroVironment, Inc.	156,741	13,945,247
	Air Lease Corp.	376,792	16,944,336
#*	Air T, Inc.	1,157	28,462
*	Air Transport Services Group, Inc.	440,093	12,459,033
	Alamo Group, Inc.	92,518	14,476,291
*	Alaska Air Group, Inc.	412,046	21,154,442
	Albany International Corp., Class A	242,574	27,204,674
#*	Allegiant Travel Co.	97,428	8,381,731
	Allied Motion Technologies, Inc.	157,772	6,411,854
	Allison Transmission Holdings, Inc.	191,360	8,626,509
*	Alpha Pro Tech Ltd.	20,453	84,675
	Alta Equipment Group, Inc.	68,999	1,169,533
	Altra Industrial Motion Corp.	175,471	10,716,014
#*	Ameresco, Inc., Class A	210,179	13,550,240
#*	American Superconductor Corp.	3,709	20,140
*	American Woodmark Corp.	124,925	7,156,953
	Apogee Enterprises, Inc.	200,628	9,397,416
	Applied Industrial Technologies, Inc.	272,046	38,959,708
	ARC Document Solutions, Inc.	88,387	308,471
	ArcBest Corp.	190,735	15,916,836
	Arcosa, Inc.	110,182	6,530,487
#	Argan, Inc.	110,408	4,304,808
	Armstrong World Industries, Inc.	332,559	25,743,392
*	ASGN, Inc.	383,666	34,894,423
	Astec Industries, Inc.	131,106	5,787,019
*	Astronics Corp.	68,057	1,010,646
#*	Astronics Corp., Class B	46,658	688,206
*	Atkore, Inc.	257,880	33,588,870
#*	Atlas Air Worldwide Holdings, Inc.	223,291	22,822,573
*	Avalon Holdings Corp., Class A	27,805	77,854
#*	AZEK Co., Inc.	94,184	2,272,660

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	AZZ, Inc.	119,339	$5,069,521
#*	Babcock & Wilcox Enterprises, Inc.	125,939	836,235
#	Barnes Group, Inc.	384,801	17,031,292
	Barrett Business Services, Inc.	61,094	6,071,522
*	Beacon Roofing Supply, Inc.	508,217	28,907,383
	BGSF, Inc.	20,142	291,656
#*	Blue Bird Corp.	53,784	779,868
*	BlueLinx Holdings, Inc.	14,641	1,271,132
	Boise Cascade Co.	305,755	22,922,452
*	Bowman Consulting Group Ltd.	600	15,294
	Brady Corp., Class A	359,993	19,248,826
*	BrightView Holdings, Inc.	31,186	247,929
	Brink's Co.	314,995	20,663,672
#*	Broadwind, Inc.	29,436	158,954
	BWX Technologies, Inc.	148,669	9,047,995
*	CACI International, Inc., Class A	74,924	23,083,335
*	Casella Waste Systems, Inc., Class A	407,671	32,662,601
#*	CBIZ, Inc.	405,020	19,274,902
*	CECO Environmental Corp.	232,342	3,343,401
#*	Chart Industries, Inc.	257,176	34,456,440
	Chicago Rivet & Machine Co.	4,905	141,951
#*	Cimpress PLC	137,208	4,485,330
*	CIRCOR International, Inc.	36,118	998,663
*	Civeo Corp.	29,970	1,026,473
*	Clean Harbors, Inc.	321,862	41,938,619
	Columbus McKinnon Corp.	170,392	6,125,592
	Comfort Systems USA, Inc.	287,366	34,782,781
#*	Commercial Vehicle Group, Inc.	262,603	2,200,613
	CompX International, Inc.	27,041	512,157
*	Concrete Pumping Holdings, Inc.	82,300	669,922
*	Construction Partners, Inc., Class A	58,719	1,661,161
#*	Copa Holdings SA, Class A	100,517	9,255,605
#*	Core & Main, Inc., Class A	38,467	848,967
#	Costamare, Inc.	546,940	5,551,441
	Covenant Logistics Group, Inc.	110,965	3,679,599
*»	CPI Aerostructures, Inc.	4,192	16,768
	CRA International, Inc.	57,098	6,785,526
	Crane Holdings Co.	35,552	4,120,832
	CSW Industrials, Inc.	111,864	15,125,131
	Curtiss-Wright Corp.	57,814	9,585,561
*	Daseke, Inc.	80,185	559,691
#	Deluxe Corp.	191,212	3,822,328
#*	Distribution Solutions Group, Inc.	90,784	3,749,379
*	DLH Holdings Corp.	21,928	269,934
	Donaldson Co., Inc.	55,261	3,445,523
	Douglas Dynamics, Inc.	191,634	7,743,930
*	Driven Brands Holdings, Inc.	10,800	315,252
*	Ducommun, Inc.	94,535	5,462,232
	Dun & Bradstreet Holdings, Inc.	30,821	451,528
*	DXP Enterprises, Inc.	137,609	4,169,553
#*	Dycom Industries, Inc.	230,876	22,018,644
#	Eagle Bulk Shipping, Inc.	51,555	2,953,070
#	Eastern Co.	44,549	966,713
	EMCOR Group, Inc.	188,880	28,001,460
#	Encore Wire Corp.	151,900	24,521,217
#*	Energy Recovery, Inc.	58,858	1,302,528
	Enerpac Tool Group Corp.	367,635	9,757,033
	EnerSys	297,374	24,687,989
	Eneti, Inc.	4,222	44,711

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ennis, Inc.	193,673	$4,113,615
	EnPro Industries, Inc.	148,047	17,924,050
	Esab Corp.	233,468	13,496,785
	ESCO Technologies, Inc.	185,822	18,292,318
*	Espey Mfg. & Electronics Corp.	10,912	174,919
#*	EVI Industries, Inc.	7,443	151,539
*	Evoqua Water Technologies Corp.	226,058	10,966,074
	Exponent, Inc.	410,472	42,089,799
	Federal Signal Corp.	477,259	25,414,042
#*	First Advantage Corp.	7,784	108,042
	Flowserve Corp.	265,317	9,132,211
#*	Fluor Corp.	212,041	7,792,507
#*	Forrester Research, Inc.	169,922	6,297,309
	Forward Air Corp.	195,379	21,071,625
*	Franklin Covey Co.	123,570	5,733,648
	Franklin Electric Co., Inc.	338,750	30,589,125
*	Frontier Group Holdings, Inc.	69,924	879,644
#*	FTI Consulting, Inc.	246,773	39,365,229
#*	FuelCell Energy, Inc.	453,741	1,660,692
*	Gates Industrial Corp. PLC	127,538	1,684,777
	GATX Corp.	268,989	30,785,791
#	Genco Shipping & Trading Ltd.	273,301	4,957,680
*	Gencor Industries, Inc.	127,497	1,356,568
#*	Gibraltar Industries, Inc.	238,132	12,756,731
	Global Industrial Co.	193,021	5,074,522
*	GMS, Inc.	212,110	12,582,365
#	Gorman-Rupp Co.	261,535	7,513,901
*	Graham Corp.	18,946	183,776
#	Granite Construction, Inc.	325,503	13,859,918
*	Great Lakes Dredge & Dock Corp.	525,365	3,614,511
#	Greenbrier Cos., Inc.	256,075	7,917,839
	Griffon Corp.	302,699	12,374,335
*	GXO Logistics, Inc.	5,754	301,107
	H&E Equipment Services, Inc.	286,304	14,570,011
*	Harsco Corp.	37,746	299,703
#*	Hawaiian Holdings, Inc.	309,634	3,814,691
#	Heartland Express, Inc.	545,262	9,171,307
	Heidrick & Struggles International, Inc.	155,137	4,772,014
	Helios Technologies, Inc.	232,798	15,364,668
	Herc Holdings, Inc.	196,597	30,535,446
*	Heritage-Crystal Clean, Inc.	187,745	6,984,114
	Hexcel Corp.	130,297	9,196,362
	Hillenbrand, Inc.	105,849	4,960,084
#	HireQuest, Inc.	703	15,129
#	HNI Corp.	234,180	7,439,899
*	Hub Group, Inc., Class A	253,633	21,627,286
*	Hudson Global, Inc.	11,940	297,903
#*	Hudson Technologies, Inc.	205,326	2,096,378
#	Hurco Cos., Inc.	39,397	1,110,995
*	Huron Consulting Group, Inc.	163,819	11,146,245
	Hyster-Yale Materials Handling, Inc.	56,663	1,837,581
*	IAA, Inc.	189,766	7,918,935
	ICF International, Inc.	145,426	14,861,083
*	IES Holdings, Inc.	203,932	8,118,533
*	Innovative Solutions & Support, Inc.	89,600	745,472
	Insperity, Inc.	170,415	18,839,378
#	Insteel Industries, Inc.	151,939	4,556,651
	Interface, Inc.	306,312	3,485,831
	ITT, Inc.	73,669	6,747,344

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	23,753	$300,475
*	JetBlue Airways Corp.	40,459	323,672
	John Bean Technologies Corp.	231,283	25,841,250
	Kadant, Inc.	63,412	12,921,463
	Kaman Corp.	147,222	3,712,939
#*	KAR Auction Services, Inc.	289,018	4,208,102
#	KBR, Inc.	518,772	26,576,690
#	Kelly Services, Inc., Class A	156,792	2,837,935
#	Kennametal, Inc.	400,855	11,424,367
	Kforce, Inc.	185,851	10,431,817
	Kimball International, Inc., Class B	152,352	1,127,405
*	Kirby Corp.	154,744	10,952,780
	Korn Ferry	400,297	21,612,035
*	Kratos Defense & Security Solutions, Inc.	781,868	8,952,389
	Landstar System, Inc.	106,018	18,323,091
*	LB Foster Co., Class A	57,552	680,840
*	Limbach Holdings, Inc.	73,970	951,994
	Lindsay Corp.	71,234	11,156,669
*	LS Starrett Co., Class A	18,242	151,958
	LSI Industries, Inc.	320,928	4,406,341
	Luxfer Holdings PLC	55,571	919,700
*	Manitex International, Inc.	109,933	448,527
*	Manitowoc Co., Inc.	185,277	2,538,295
	ManpowerGroup, Inc.	60,557	5,278,148
	Marten Transport Ltd.	572,841	12,654,058
*	Masonite International Corp.	100,618	9,178,374
*	MasTec, Inc.	320,457	31,478,491
*	Mastech Digital, Inc.	78,783	1,055,353
*	Matrix Service Co.	114,391	923,135
#	Matson, Inc.	295,116	19,513,070
#	Matthews International Corp., Class A	99,342	3,679,628
	Maxar Technologies, Inc.	60,378	3,119,731
*	Mayville Engineering Co., Inc.	17,255	276,080
	McGrath RentCorp	178,908	17,808,502
	MDU Resources Group, Inc.	439,306	13,578,948
#*	Mercury Systems, Inc.	243,134	12,153,053
	Miller Industries, Inc.	88,299	2,561,554
	MillerKnoll, Inc.	112,299	2,681,700
*	Mistras Group, Inc.	60,167	318,885
#*	Montrose Environmental Group, Inc.	19,897	1,077,622
	Moog, Inc., Class A	209,879	20,005,666
*	MRC Global, Inc.	298,171	4,055,126
	MSA Safety, Inc.	265,964	36,274,830
	MSC Industrial Direct Co., Inc., Class A	96,501	7,980,633
	Mueller Industries, Inc.	409,700	26,855,835
	Mueller Water Products, Inc., Class A	1,180,743	14,936,399
*	MYR Group, Inc.	156,315	15,484,564
	National Presto Industries, Inc.	30,078	2,304,276
	NL Industries, Inc.	226,474	1,598,906
#*	NN, Inc.	53,051	109,285
*	Northwest Pipe Co.	87,267	3,263,786
*	NOW, Inc.	270,115	3,792,415
*	NV5 Global, Inc.	91,209	12,157,248
	nVent Electric PLC	404,064	16,061,544
#	Omega Flex, Inc.	74,297	7,897,771
#*	Orion Energy Systems, Inc.	39,106	64,916
*	Orion Group Holdings, Inc.	168,779	484,396
	Oshkosh Corp.	132,330	13,336,217
	P&F Industries, Inc., Class A	9,000	50,040

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	PAM Transportation Services, Inc.	159,762	$4,625,110
	Pangaea Logistics Solutions Ltd.	83,297	505,613
#	Park Aerospace Corp.	36,290	504,794
	Park-Ohio Holdings Corp.	38,345	508,071
*	Parsons Corp.	138,490	6,027,085
*	Patriot Transportation Holding, Inc.	12,982	102,817
*	Performant Financial Corp.	72,968	236,416
*	Perma-Pipe International Holdings, Inc.	45,753	461,190
*	PGT Innovations, Inc.	458,226	9,943,504
	Pitney Bowes, Inc.	46,549	200,626
	Powell Industries, Inc.	98,899	3,926,290
	Preformed Line Products Co.	38,233	3,377,121
	Primoris Services Corp.	368,225	9,794,785
#*	Proto Labs, Inc.	5,377	164,536
*	Quad/Graphics, Inc.	31,122	137,248
#	Quanex Building Products Corp.	240,512	6,226,856
*	Radiant Logistics, Inc.	386,870	2,170,341
#*	RBC Bearings, Inc.	12,354	3,014,005
#*	RCM Technologies, Inc.	90,833	1,212,621
#*	Red Violet, Inc.	20,419	485,462
*	Resideo Technologies, Inc.	315,375	6,064,661
#	Resources Connection, Inc.	262,727	4,537,295
#	REV Group, Inc.	301,998	3,868,594
	Rush Enterprises, Inc., Class A	331,343	17,829,567
#	Rush Enterprises, Inc., Class B	82,718	4,811,706
#*	RXO, Inc.	125,487	2,298,922
	Ryder System, Inc.	21,895	2,067,107
#*	Saia, Inc.	123,998	33,824,174
	Schneider National, Inc., Class B	208,181	5,516,796
	Science Applications International Corp.	137,042	14,222,219
*	Servotronics, Inc.	1,500	16,853
*	Shoals Technologies Group, Inc., Class A	109,788	3,061,987
#	Shyft Group, Inc.	345,231	11,492,740
*	SIFCO Industries, Inc.	14,255	49,607
	Simpson Manufacturing Co., Inc.	344,633	36,913,641
#*	SiteOne Landscape Supply, Inc.	42,514	6,441,296
*	SkyWest, Inc.	232,772	4,832,347
*	SP Plus Corp.	184,198	6,946,107
#	Spirit Airlines, Inc.	56,339	1,117,766
*	SPX Technologies, Inc.	251,708	18,880,617
	Standex International Corp.	93,097	10,759,220
#	Steelcase, Inc., Class A	175,654	1,370,101
*	Stericycle, Inc.	157,048	8,450,753
*	Sterling Infrastructure, Inc.	229,191	8,340,260
#*	Sunrun, Inc.	414,311	10,888,093
*	Sunworks, Inc.	12,686	28,924
*	Taylor Devices, Inc.	769	12,519
	Tecnoglass, Inc.	27,965	957,522
	Tennant Co.	141,670	9,935,317
	Terex Corp.	449,364	22,904,083
	Tetra Tech, Inc.	216,633	33,690,764
	Textainer Group Holdings Ltd.	334,078	11,325,244
#*	Thermon Group Holdings, Inc.	172,605	3,990,628
	Timken Co.	467,224	38,475,896
#*	Titan International, Inc.	445,500	7,435,395
*	Titan Machinery, Inc.	177,370	7,793,638
*	TPI Composites, Inc.	2,044	26,674
#*	Transcat, Inc.	46,873	3,914,833
*	Trex Co., Inc.	8,248	434,835

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	TriNet Group, Inc.	389,730	$29,405,128
#	Trinity Industries, Inc.	456,074	13,121,249
#	Triton International Ltd.	459,450	32,455,548
*	Triumph Group, Inc.	10,217	116,372
*	TrueBlue, Inc.	258,179	5,068,054
*	Tutor Perini Corp.	16,452	150,865
*	Twin Disc, Inc.	65,590	662,459
*	U.S. Xpress Enterprises, Inc., Class A	51,338	83,168
	UFP Industries, Inc.	457,994	42,845,339
*	Ultralife Corp.	133,860	540,794
	UniFirst Corp.	108,554	21,541,456
#*	Univar Solutions, Inc.	345,115	11,899,565
	Universal Logistics Holdings, Inc.	132,629	4,764,034
*	V2X, Inc.	96,880	4,278,221
	Valmont Industries, Inc.	142,164	46,875,736
#	Veritiv Corp.	152,822	19,108,863
*	Viad Corp.	60,077	1,775,275
*	Vicor Corp.	117,439	8,153,790
*	Virco Mfg. Corp.	20,526	100,577
#	VSE Corp.	86,185	4,731,556
	Wabash National Corp.	374,505	9,647,249
	Watts Water Technologies, Inc., Class A	208,817	34,145,756
	Werner Enterprises, Inc.	493,689	23,188,572
*	WESCO International, Inc.	365,848	54,515,010
#*	Willdan Group, Inc.	30,532	581,329
*	Willis Lease Finance Corp.	32,653	1,893,547
*	WillScot Mobile Mini Holdings Corp.	495,949	24,033,689
	Woodward, Inc.	54,920	5,616,119
*	XPO, Inc.	125,487	5,001,912
#*	Yellow Corp.	3,567	11,807
	Zurn Elkay Water Solutions Corp.	813,686	17,787,176
TOTAL INDUSTRIALS			2,959,496,104
INFORMATION TECHNOLOGY — (11.3%)
#*	8x8, Inc.	103,702	488,436
#*	908 Devices, Inc.	12,444	115,978
	A10 Networks, Inc.	338,145	5,234,485
*	ACI Worldwide, Inc.	827,929	23,124,057
	Adeia, Inc.	352,814	3,863,313
#	ADTRAN Holdings, Inc.	337,826	6,374,777
	Advanced Energy Industries, Inc.	272,581	25,279,162
*	Agilysys, Inc.	262,313	21,918,874
#*	Airgain, Inc.	53,675	429,400
*	Alarm.com Holdings, Inc.	350,030	18,761,608
*	Alithya Group, Inc., Class A	70,703	123,730
#*	Alkami Technology, Inc.	1,713	28,042
#*	Alpha & Omega Semiconductor Ltd.	215,660	7,108,154
#*	Altair Engineering, Inc., Class A	114,993	6,106,128
*	Ambarella, Inc.	189,281	17,005,005
	American Software, Inc., Class A	320,521	4,875,124
	Amkor Technology, Inc.	1,860,734	54,445,077
*	Amtech Systems, Inc.	133,506	1,445,870
*	Appfolio, Inc., Class A	77,681	8,725,907
*	Arlo Technologies, Inc.	524,609	1,967,284
*	AstroNova, Inc.	49,300	653,225
*	Asure Software, Inc.	104,531	1,111,165
#	Autoscope Technologies Corp.	1,291	5,342
*	Aviat Networks, Inc.	40,962	1,325,121
#*	Avid Technology, Inc.	467,013	14,155,164

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AvidXchange Holdings, Inc.	199,451	$2,217,895
	Avnet, Inc.	431,410	19,793,091
#*	Aware, Inc.	134,539	240,825
*	Axcelis Technologies, Inc.	256,590	28,212,070
#*	AXT, Inc.	335,629	1,976,855
#	Badger Meter, Inc.	229,357	26,582,476
#	Bel Fuse, Inc., Class A	11,432	461,281
	Bel Fuse, Inc., Class B	54,285	2,141,000
	Belden, Inc.	324,126	26,283,377
	Benchmark Electronics, Inc.	269,222	7,535,524
	BK Technologies Corp.	71,024	272,022
*	Blackbaud, Inc.	251,995	15,676,609
#*	BM Technologies, Inc.	26,808	121,172
*	Box, Inc., Class A	545,239	17,442,196
*	Brightcove, Inc.	217,174	1,376,883
*	CalAmp Corp.	236,289	1,094,018
*	Calix, Inc.	492,912	25,946,888
#*	Cambium Networks Corp.	56,834	1,217,953
*	Cantaloupe, Inc.	79,842	406,396
*	Casa Systems, Inc.	82,169	281,018
	Cass Information Systems, Inc.	108,127	5,250,647
*	Cerence, Inc.	11,245	275,727
#*	CEVA, Inc.	136,370	4,516,574
#*	Cirrus Logic, Inc.	398,636	36,032,708
#*	Clearfield, Inc.	121,073	8,651,877
	Climb Global Solutions, Inc.	22,967	869,990
*	Coda Octopus Group, Inc.	11,706	84,517
*	Cognyte Software Ltd.	17,307	65,594
*	Cohu, Inc.	342,542	12,358,915
*	CommScope Holding Co., Inc.	850,544	7,144,570
*	CommVault Systems, Inc.	236,425	14,712,728
*	Computer Task Group, Inc.	132,470	947,161
#	Comtech Telecommunications Corp.	119,173	1,890,084
	Concentrix Corp.	96,377	13,667,222
*	Conduent, Inc.	761,031	3,630,118
#*	Consensus Cloud Solutions, Inc.	104,010	6,112,668
#*	CoreCard Corp.	34,016	1,138,856
#*	CPI Card Group, Inc.	2,873	105,238
#*	CPS Technologies Corp.	4,114	12,177
	CSG Systems International, Inc.	256,243	15,290,020
	CSP, Inc.	22,872	248,161
	CTS Corp.	247,725	11,026,240
*	CVD Equipment Corp.	8,212	100,104
*	Daktronics, Inc.	410,839	1,713,199
*	Data I/O Corp.	50,027	210,614
*	Digi International, Inc.	264,422	8,987,704
*	Digimarc Corp.	5,060	101,099
*	Digital Turbine, Inc.	84,399	1,465,167
#*	Diodes, Inc.	369,956	32,996,376
*	DoubleVerify Holdings, Inc.	281,290	7,648,275
*	DXC Technology Co.	70,323	2,020,380
*	DZS, Inc.	88,574	1,124,890
#	Ebix, Inc.	162,380	3,094,963
#*	Edgio, Inc.	705,164	1,107,107
*	eGain Corp.	201,603	1,959,581
#*	EMCORE Corp.	67,161	83,280
*	EngageSmart, Inc.	63,965	1,260,110
#*	Envestnet, Inc.	284,728	18,507,320
*	ePlus, Inc.	179,957	8,958,259

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Euronet Worldwide, Inc.	9,101	$1,025,501
*	EverCommerce, Inc.	1,112	11,487
*	Everspin Technologies, Inc.	84,863	585,555
	EVERTEC, Inc.	422,179	15,595,292
*	Evo Payments, Inc., Class A	65,876	2,231,220
*	ExlService Holdings, Inc.	259,610	44,289,466
*	Extreme Networks, Inc.	316,263	5,702,222
*	Fabrinet	282,178	37,151,555
#*	FARO Technologies, Inc.	100,516	2,762,180
#*	Fastly, Inc., Class A	187,947	1,945,251
*	Flywire Corp.	184,517	4,976,423
*	FormFactor, Inc.	601,595	16,928,883
	Frequency Electronics, Inc.	68,838	413,028
#*	Freshworks, Inc., Class A	25,221	408,076
*	Genasys, Inc.	4,009	14,432
*	Grid Dynamics Holdings, Inc.	98,397	1,231,930
#*	GSI Technology, Inc.	128,613	262,371
*	Guidewire Software, Inc.	196,097	14,362,144
	Hackett Group, Inc.	290,607	6,422,415
#*	Harmonic, Inc.	848,987	11,181,159
#*	I3 Verticals, Inc., Class A	118,564	3,428,871
*	IBEX Holdings Ltd.	13,699	365,626
#*	Ichor Holdings Ltd.	198,417	6,706,495
*	Identiv, Inc.	112,107	977,573
	Immersion Corp.	66,446	486,385
#*	Infinera Corp.	3,846	28,153
	Information Services Group, Inc.	253,635	1,329,047
#*	Innodata, Inc.	65,962	290,233
#*	Insight Enterprises, Inc.	271,478	30,601,000
#	InterDigital, Inc.	225,365	15,764,282
#*	International Money Express, Inc.	200,865	4,571,687
*	inTEST Corp.	80,241	1,043,133
*	Intevac, Inc.	183,732	1,260,402
*	IonQ, Inc.	29,826	132,427
*	IPG Photonics Corp.	169,459	18,996,354
#*	Issuer Direct Corp.	20,404	565,395
#*	Iteris, Inc.	222,604	823,635
*	Itron, Inc.	323,324	18,581,430
#*	Jamf Holding Corp.	30,511	606,254
*	JFrog Ltd.	56,547	1,453,823
*	Key Tronic Corp.	71,033	329,593
#*	Kimball Electronics, Inc.	188,008	4,797,964
*	Knowles Corp.	647,890	12,458,925
#	Kulicke & Soffa Industries, Inc.	376,040	19,215,644
*	KVH Industries, Inc.	119,493	1,224,803
*	Kyndryl Holdings, Inc.	469,670	6,288,881
*	Lantronix, Inc.	190,830	963,692
#*	Lattice Semiconductor Corp.	536,306	40,646,632
*	LGL Group, Inc.	15,751	71,037
	Littelfuse, Inc.	35,761	9,179,491
*	LiveRamp Holdings, Inc.	428,020	11,453,815
#*	Lumentum Holdings, Inc.	265,375	15,970,267
*	Luna Innovations, Inc.	173,363	1,532,529
*	MACOM Technology Solutions Holdings, Inc.	254,984	17,089,028
*	Magnachip Semiconductor Corp.	170,375	1,805,975
#*	Marqeta, Inc., Class A	627,030	4,157,209
	Maximus, Inc.	72,356	5,415,847
*	MaxLinear, Inc.	409,504	16,871,565
*	MeridianLink, Inc.	5,646	89,658

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	269,180	$12,850,653
#*	Mitek Systems, Inc.	231,901	2,286,544
#*	Model N, Inc.	74,329	2,947,888
*	M-Tron Industries, Inc.	7,875	79,577
#*	N-able, Inc.	125,168	1,285,475
#*	Napco Security Technologies, Inc.	395,261	11,450,711
	National Instruments Corp.	400,274	21,614,796
*	NCR Corp.	313,474	8,595,457
#*	Neonode, Inc.	9,943	82,229
#*	NETGEAR, Inc.	176,040	3,515,519
#*	NetScout Systems, Inc.	548,651	17,611,697
*	NetSol Technologies, Inc.	57,026	173,359
#	Network-1 Technologies, Inc.	135,577	302,337
*	nLight, Inc.	117,591	1,458,128
#*	Novanta, Inc.	254,279	41,058,430
	NVE Corp.	24,562	1,789,833
#*	Olo, Inc., Class A	102,548	822,435
*	ON24, Inc.	79,764	740,210
*	One Stop Systems, Inc.	4,116	14,447
#*	OneSpan, Inc.	103,863	1,434,348
*	Onto Innovation, Inc.	287,368	22,601,493
*	Optical Cable Corp.	19,296	78,631
*	OSI Systems, Inc.	132,361	12,535,910
#*	PAR Technology Corp.	50,965	1,732,300
*	Paya Holdings, Inc.	149,577	1,453,888
*	Paymentus Holdings, Inc., Class A	2,369	20,587
*	Paysafe Ltd.	3,480	73,219
#	PC Connection, Inc.	124,118	6,085,506
	PCTEL, Inc.	143,581	664,780
*	PDF Solutions, Inc.	271,611	8,631,798
*	Perficient, Inc.	254,423	18,862,921
#	PFSweb, Inc.	169,014	1,125,633
*	Photronics, Inc.	475,289	8,612,237
#*	Pixelworks, Inc.	110,411	235,175
*	Plexus Corp.	234,423	22,502,264
#*	Porch Group, Inc.	7,432	21,924
	Power Integrations, Inc.	433,937	37,357,636
#*	Powerfleet, Inc.	21,307	60,938
#*	PowerSchool Holdings, Inc., Class A	54,934	1,237,114
	Progress Software Corp.	321,160	17,034,326
#*	Qualys, Inc.	271,023	31,265,213
*	Rambus, Inc.	632,279	25,588,331
#*	Rekor Systems, Inc.	5,419	9,185
*	RF Industries Ltd.	81,913	430,862
#*	Ribbon Communications, Inc.	92,254	323,812
	Richardson Electronics Ltd.	89,564	2,001,755
#*	Rimini Street, Inc.	158,070	711,315
#*	Rogers Corp.	125,982	17,585,827
*	Sanmina Corp.	493,243	30,053,296
	Sapiens International Corp. NV	75,834	1,718,398
*	ScanSource, Inc.	166,263	5,475,041
*	SecureWorks Corp., Class A	14,307	114,742
#*	SEMrush Holdings, Inc., Class A	2,112	20,634
*	Semtech Corp.	464,787	15,351,915
#*	SentinelOne, Inc., Class A	48,394	730,265
#*	Shift4 Payments, Inc., Class A	79,936	5,119,101
#*	ShotSpotter, Inc.	38,134	1,470,066
*	SigmaTron International, Inc.	7,390	27,934
#*	Silicon Graphics, Inc.	10,199	0

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Silicon Laboratories, Inc.	157,490	$24,711,756
#*	SMART Global Holdings, Inc.	365,586	6,284,423
*	Socket Mobile, Inc.	46,860	111,995
*	SolarWinds Corp.	527,685	5,361,280
*	SPS Commerce, Inc.	133,444	18,159,060
*	Squarespace, Inc., Class A	112,474	2,667,883
#*	SRAX, Inc.	6,560	13,776
††	SRAX, Inc.	70,653	7,065
*	StarTek, Inc.	3,629	15,169
*	Stratasys Ltd.	186,344	2,670,310
*	Sumo Logic, Inc.	335,566	3,969,746
#*	Super Micro Computer, Inc.	232,006	16,780,994
*	Synaptics, Inc.	264,687	33,093,816
#*	TaskUS, Inc., Class A	28,409	529,828
#*	Telos Corp.	60,452	293,192
*	Teradata Corp.	232,370	8,105,066
*	TESSCO Technologies, Inc.	66,191	321,026
#*	TransAct Technologies, Inc.	53,280	401,731
#*	Trio-Tech International	12,740	65,611
	TTEC Holdings, Inc.	368,845	18,752,080
*	TTM Technologies, Inc.	771,401	12,126,424
#*	Tucows, Inc., Class A	7,050	233,849
#*	Turtle Beach Corp.	20,662	196,289
*	Ultra Clean Holdings, Inc.	343,883	11,571,663
*	Unisys Corp.	119,054	644,082
	Universal Display Corp.	25,236	3,344,527
#*	Usio, Inc.	44,719	87,202
#*	Veeco Instruments, Inc.	270,793	5,377,949
*	Verint Systems, Inc.	376,528	14,296,768
#*	Verra Mobility Corp.	362,662	5,595,875
*	Vertex, Inc., Class A	26,089	352,202
#*	Viant Technology, Inc., Class A	13,512	61,344
#*	Viasat, Inc.	197,720	6,811,454
*	Viavi Solutions, Inc.	1,272,681	14,381,295
	Vishay Intertechnology, Inc.	970,177	22,207,352
*	Vishay Precision Group, Inc.	96,551	4,169,072
	Vontier Corp.	80,637	1,857,070
#	Western Union Co.	481,387	6,821,254
*	WEX, Inc.	10,778	1,993,607
*	Wireless Telecom Group, Inc.	83,275	160,721
	Xerox Holdings Corp.	820,821	13,445,048
#*	Xperi, Inc.	171,116	1,771,051
*	Yext, Inc.	93,611	650,596
TOTAL INFORMATION TECHNOLOGY			1,783,908,093
MATERIALS — (5.9%)
#*	Advanced Emissions Solutions, Inc.	28,209	87,448
	AdvanSix, Inc.	168,417	7,282,351
#*	AgroFresh Solutions, Inc.	13,446	40,338
#	Alpha Metallurgical Resources, Inc.	50,497	8,126,482
	American Vanguard Corp.	238,372	5,384,823
#*	Ampco-Pittsburgh Corp.	20,596	67,555
*	Arconic Corp.	239,338	5,626,836
*	Ascent Industries Co.	59,460	675,466
	Ashland, Inc.	262,464	28,679,441
#*	Aspen Aerogels, Inc.	12,311	129,266
#*	ATI, Inc.	622,069	22,637,091
	Avient Corp.	514,455	20,845,717
*	Axalta Coating Systems Ltd.	366,224	11,023,342

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Balchem Corp.	231,262	$30,209,755
*	Bioceres Crop Solutions Corp.	7,851	98,138
	Cabot Corp.	374,530	28,213,345
	Caledonia Mining Corp. PLC	3,794	52,205
	Carpenter Technology Corp.	340,979	16,465,876
#*	Century Aluminum Co.	477,477	5,366,841
	Chase Corp.	57,055	5,384,851
	Chemours Co.	448,712	16,328,630
*	Clearwater Paper Corp.	94,336	3,642,313
#*	Coeur Mining, Inc.	1,153,615	4,487,562
	Commercial Metals Co.	857,202	46,520,353
	Compass Minerals International, Inc.	16,854	786,408
#*	Core Molding Technologies, Inc.	50,886	793,822
*	Dakota Gold Corp.	15,773	55,363
	Eagle Materials, Inc.	153,806	22,467,980
*	Ecovyst, Inc.	319,322	3,349,688
	Element Solutions, Inc.	1,868,610	38,269,133
#*	Ferroglobe PLC	350,935	1,666,941
	Fortitude Gold Corp.	181,671	1,162,694
	Friedman Industries, Inc.	74,154	831,266
#	FutureFuel Corp.	150,032	1,390,797
	Glatfelter Corp.	102,047	446,966
	Graphic Packaging Holding Co.	709,777	17,098,528
	Greif, Inc., Class A	206,029	14,716,651
#	Greif, Inc., Class B	25,069	2,065,686
	Hawkins, Inc.	183,605	7,160,595
#	Haynes International, Inc.	104,736	5,832,748
	HB Fuller Co.	345,983	23,907,425
#	Hecla Mining Co.	2,676,101	16,511,543
#	Huntsman Corp.	230,467	7,303,499
#††	IKONICS Corp.	10,011	53,058
*	Ingevity Corp.	144,996	11,953,470
	Innospec, Inc.	188,998	21,360,554
#*	Intrepid Potash, Inc.	71,030	2,324,812
#	Kaiser Aluminum Corp.	150,650	13,184,888
	Koppers Holdings, Inc.	155,448	5,380,055
#	Kronos Worldwide, Inc.	62,198	724,607
#*	Livent Corp.	658,115	17,058,341
#	Louisiana-Pacific Corp.	560,033	38,132,647
*	LSB Industries, Inc.	366,577	4,659,194
	Materion Corp.	112,144	10,120,996
#	Mativ Holdings, Inc.	376,197	10,367,989
	Mercer International, Inc.	453,303	5,770,547
#	Minerals Technologies, Inc.	252,278	17,520,707
#*	MP Materials Corp.	239,485	7,785,657
	Myers Industries, Inc.	337,286	8,121,847
	NewMarket Corp.	8,803	3,032,722
	Northern Technologies International Corp.	68,177	889,710
#*	O-I Glass, Inc.	381,066	7,335,521
	Olin Corp.	241,725	15,613,018
#	Olympic Steel, Inc.	86,079	3,808,135
#	Orion Engineered Carbons SA	316,057	6,643,518
	Pactiv Evergreen, Inc.	112,607	1,296,107
#	Quaker Chemical Corp.	22,114	4,353,583
#	Ramaco Resources, Inc.	22,134	230,858
#*	Rayonier Advanced Materials, Inc.	336,862	2,334,454
#*	Resolute Forest Products, Inc.	595,780	12,934,384
	Ryerson Holding Corp.	289,118	11,035,634
	Schnitzer Steel Industries, Inc., Class A	208,517	7,056,215

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	293,903	$22,245,518
	Silgan Holdings, Inc.	656,892	35,399,910
#*	Smith-Midland Corp.	5,979	128,668
	Sonoco Products Co.	151,949	9,285,603
	Stepan Co.	173,632	19,071,739
#*	Summit Materials, Inc., Class A	630,224	20,709,161
	SunCoke Energy, Inc.	417,761	3,805,803
	Sylvamo Corp.	86,852	4,128,076
#*	TimkenSteel Corp.	345,548	6,796,929
#	Tredegar Corp.	151,202	1,834,080
	TriMas Corp.	327,798	10,092,900
#	Trinseo PLC	55,999	1,553,972
	Tronox Holdings PLC	525,656	9,015,000
*	U.S. Gold Corp.	17,209	80,194
#	U.S. Steel Corp.	822,203	23,424,563
	United States Lime & Minerals, Inc.	41,843	6,351,767
*	Universal Stainless & Alloy Products, Inc.	42,974	347,660
	Valvoline, Inc.	1,112,898	40,798,841
*	Venator Materials PLC	16,900	10,309
	Warrior Met Coal, Inc.	172,367	6,529,262
	Worthington Industries, Inc.	335,502	19,079,999
TOTAL MATERIALS			924,966,940
REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	9,234	54,942
#*	AMREP Corp.	8,253	112,365
#*	Anywhere Real Estate, Inc.	316,135	2,680,825
*	CKX Lands, Inc.	5,107	51,018
*	Comstock Holding Cos., Inc.	23,978	101,907
#*	Cushman & Wakefield PLC	231,232	3,336,678
	Douglas Elliman, Inc.	96,404	449,243
*	Five Point Holdings LLC, Class A	52,870	136,405
#*	Forestar Group, Inc.	162,080	2,411,750
*	FRP Holdings, Inc.	91,431	5,135,679
#*	Howard Hughes Corp.	44,141	3,773,614
*	InterGroup Corp.	927	42,614
*»	JW Mays, Inc.	200	8,546
#	Kennedy-Wilson Holdings, Inc.	725,580	12,973,370
#	Marcus & Millichap, Inc.	238,276	8,635,122
*	Maui Land & Pineapple Co., Inc.	102,459	927,254
	Newmark Group, Inc., Class A	176,105	1,509,220
*	Opendoor Technologies, Inc.	380,766	833,878
*	Rafael Holdings, Inc., Class B	72,184	148,699
#	RE/MAX Holdings, Inc., Class A	95,861	2,186,589
	RMR Group, Inc., Class A	82,157	2,548,510
#	St. Joe Co.	285,342	13,439,608
#	Stratus Properties, Inc.	56,858	1,252,013
*	Tejon Ranch Co.	154,744	3,097,975
TOTAL REAL ESTATE			65,847,824
UTILITIES — (3.0%)
	ALLETE, Inc.	244,154	15,103,366
	American States Water Co.	263,790	24,841,104
#	Artesian Resources Corp., Class A	89,485	5,270,667
	Atlantica Sustainable Infrastructure PLC	327,960	8,992,663
	Avista Corp.	465,167	18,560,163
#	Black Hills Corp.	266,411	19,282,828
	California Water Service Group	394,285	24,118,413

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Chesapeake Utilities Corp.	135,606	$17,097,204
	Clearway Energy, Inc., Class A	173,266	5,553,175
#	Clearway Energy, Inc., Class C	263,667	8,909,308
	Consolidated Water Co. Ltd.	109,567	1,605,157
	Genie Energy Ltd., Class B	181,498	1,987,403
	Hawaiian Electric Industries, Inc.	373,334	15,780,828
	IDACORP, Inc.	72,880	7,711,433
	MGE Energy, Inc.	271,952	19,882,411
	Middlesex Water Co.	132,725	11,130,319
	National Fuel Gas Co.	221,609	12,866,619
#	New Jersey Resources Corp.	569,998	28,454,300
#	Northwest Natural Holding Co.	215,501	10,805,220
	NorthWestern Corp.	344,149	19,547,663
#	ONE Gas, Inc.	171,225	14,102,091
#	Ormat Technologies, Inc.	281,687	26,070,132
	Otter Tail Corp.	317,590	20,373,399
	PNM Resources, Inc.	635,715	31,455,178
#	Portland General Electric Co.	345,137	16,421,618
*	Pure Cycle Corp.	124,774	1,119,223
#	RGC Resources, Inc.	24,161	567,784
#	SJW Group	171,818	13,300,431
#	South Jersey Industries, Inc.	258,277	9,321,217
	Southwest Gas Holdings, Inc.	218,240	14,606,803
#	Spire, Inc.	316,622	22,866,441
#*	Sunnova Energy International, Inc.	401,501	7,821,239
	Unitil Corp.	121,608	6,344,289
#	Via Renewables, Inc.	84,005	563,674
	York Water Co.	137,139	6,232,968
TOTAL UTILITIES			468,666,731
TOTAL COMMON STOCKS			14,356,501,423
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	15,326	362,460
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	2,454	115,583
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	132,442	3,602,423
TOTAL PREFERRED STOCKS			4,080,466
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	479,820	0
TOTAL INVESTMENT SECURITIES (Cost $7,709,117,449)			14,360,581,889

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund 4.180%	189,527,569	189,527,569

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (7.8%)
@§	The DFA Short Term Investment Fund	106,240,237	$1,228,987,058
TOTAL INVESTMENTS — (100.0%)
(Cost $9,127,551,129)^^			$15,779,096,516
As of January 31, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	912	03/17/23	$182,704,426	$186,504,000	$3,799,574
Total Futures Contracts			$182,704,426	$186,504,000	$3,799,574
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$395,327,565	$55,087	—	$395,382,652
Consumer Discretionary	1,871,881,179	27,147,078	$30,891	1,899,059,148
Consumer Staples	600,329,368	545,277	26,317	600,900,962
Energy	796,837,966	—	—	796,837,966
Financials	2,978,285,186	155,744	—	2,978,440,930
Health Care	1,459,831,311	16,233,689	6,929,073	1,482,994,073
Industrials	2,959,479,336	16,768	—	2,959,496,104
Information Technology	1,780,217,966	3,683,062	7,065	1,783,908,093
Materials	924,913,882	—	53,058	924,966,940
Real Estate	65,839,278	8,546	—	65,847,824
Utilities	468,666,731	—	—	468,666,731
Preferred Stocks
Communication Services	362,460	—	—	362,460
Consumer Discretionary	115,583	—	—	115,583
Industrials	3,602,423	—	—	3,602,423
Temporary Cash Investments	189,527,569	—	—	189,527,569
Securities Lending Collateral	—	1,228,987,058	—	1,228,987,058
Futures Contracts**	3,799,574	—	—	3,799,574
TOTAL	$14,499,017,377	$1,276,832,309	$7,046,404^	$15,782,896,090
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.1%)
COMMUNICATION SERVICES — (2.6%)
*	AMC Networks, Inc., Class A	33,208	$614,680
*	Anterix, Inc.	38,114	1,374,772
	ATN International, Inc.	151,166	7,388,994
*	Bandwidth, Inc., Class A	21,152	526,262
*	Boston Omaha Corp., Class A	120,392	3,184,368
*	Cars.com, Inc.	414,504	7,088,018
#*	Cinemark Holdings, Inc.	50,376	601,489
#	Cogent Communications Holdings, Inc.	62,642	4,295,362
#*	comScore, Inc.	156,492	190,920
*	Consolidated Communications Holdings, Inc.	223,195	970,898
#*	Cumulus Media, Inc., Class A	53,724	359,951
*	Daily Journal Corp.	3,025	925,650
#	DallasNews Corp.	18,226	94,228
*	DHI Group, Inc.	266,470	1,582,832
*	EchoStar Corp., Class A	98,068	1,834,852
#*	Emerald Holding, Inc.	105,673	421,635
	Entravision Communications Corp., Class A	810,206	5,266,339
*	EW Scripps Co., Class A	537,164	8,030,602
	FG Group Holdings, Inc.	72,905	171,327
*	Gaia, Inc.	35,556	129,779
#*	Gannett Co., Inc.	27,611	62,401
#*	Gogo, Inc.	156,579	2,625,830
	Gray Television, Inc.	596,599	7,731,923
	Gray Television, Inc., Class A	10,439	137,795
*	Harte Hanks, Inc.	21,908	273,193
*	IDT Corp., Class B	243,518	7,156,994
#*	iHeartMedia, Inc., Class A	65,944	511,066
#*	IMAX Corp.	248,023	4,216,391
*	Insignia Systems, Inc.	4,206	38,569
*	Integral Ad Science Holding Corp.	53,755	552,601
	John Wiley & Sons, Inc., Class A	108,250	4,957,850
*	Lee Enterprises, Inc.	7,090	161,297
*	Liberty Latin America Ltd., Class A	124,003	1,220,190
#*	Liberty Latin America Ltd., Class C	512,265	5,045,810
#*	Liberty Media Corp.-Liberty Braves, Class A	57,202	2,009,506
#*	Liberty Media Corp.-Liberty Braves, Class C	203,906	7,071,460
#*	Lions Gate Entertainment Corp., Class A	274,249	2,185,765
#*	Lions Gate Entertainment Corp., Class B	311,085	2,370,468
*	Madison Square Garden Entertainment Corp.	50,493	2,640,279
*	Magnite, Inc.	133,547	1,613,248
#	Marcus Corp.	171,376	2,594,633
	NextPlay Technologies, Inc.	2,528	7,635
*	Ooma, Inc.	98,510	1,415,589
*»	Pegasus Cos., Inc.	41	2,050
#*	PubMatic, Inc., Class A	231,169	3,543,821
#*	QuinStreet, Inc.	305,244	4,679,391
#*	Reading International, Inc., Class A	128,253	443,755
#*»	Reading International, Inc., Class B	11,620	228,914
	Saga Communications, Inc., Class A	21,155	534,164
	Scholastic Corp.	162,122	7,172,277
*	Sciplay Corp., Class A	90,992	1,545,954
#	Shenandoah Telecommunications Co.	380,425	7,437,309
	Shutterstock, Inc.	199,899	15,046,398

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sinclair Broadcast Group, Inc., Class A	93,647	$1,931,938
	Spok Holdings, Inc.	68,707	573,703
#*	Stagwell, Inc.	21,948	154,075
*	TechTarget, Inc.	192,094	9,514,416
	Telephone & Data Systems, Inc.	687,957	9,197,985
#*	Telesat Corp.	6,006	55,495
*	Thryv Holdings, Inc.	85,332	1,908,877
*	Townsquare Media, Inc., Class A	107,262	803,392
#*	Travelzoo	28,054	149,808
*	TripAdvisor, Inc.	230,207	5,363,823
#*	TrueCar, Inc.	309,513	965,681
*	U.S. Cellular Corp.	143,280	3,504,629
*	Urban One, Inc.	66,447	330,906
*	Urban One, Inc.	30,717	215,326
*	WideOpenWest, Inc.	143,376	1,647,390
*	Yelp, Inc.	324,613	10,228,556
*	Zedge, Inc., Class B	24,863	54,699
TOTAL COMMUNICATION SERVICES			188,888,183
CONSUMER DISCRETIONARY — (12.0%)
#	Cheesecake Factory, Inc.	321,746	12,628,530
#*	1-800-Flowers.com, Inc., Class A	229,669	2,289,800
*	1stdibs.com, Inc.	19,542	118,620
#*	2U, Inc.	8,362	72,164
	Aaron's Co., Inc.	19,817	290,319
*	Abercrombie & Fitch Co., Class A	309,087	8,951,159
	Academy Sports & Outdoors, Inc.	43,760	2,556,459
#	Acushnet Holdings Corp.	147,332	6,917,237
*	Adient PLC	82,346	3,707,217
*	Adtalem Global Education, Inc.	269,759	10,299,399
	AMCON Distributing Co.	5,890	1,039,585
*	American Axle & Manufacturing Holdings, Inc.	516,875	4,584,681
	American Eagle Outfitters, Inc.	157,137	2,536,191
*	American Outdoor Brands, Inc.	73,967	775,174
*	American Public Education, Inc.	28,277	342,434
#*	America's Car-Mart, Inc.	61,632	5,308,980
#*	AMMO, Inc.	6,487	16,088
#	Ark Restaurants Corp.	36,613	681,002
	Arko Corp.	324,456	2,722,186
#*	Bally's Corp.	6,045	120,114
*	Barnes & Noble Education, Inc.	124,095	286,659
	Bassett Furniture Industries, Inc.	83,006	1,606,996
*	Beazer Homes USA, Inc.	74,919	1,226,424
#	Big Lots, Inc.	111,615	1,826,021
#*	Biglari Holdings, Inc., Class A	840	672,000
*	Biglari Holdings, Inc., Class B	9,647	1,573,136
*	BJ's Restaurants, Inc.	172,984	5,461,105
	Bloomin' Brands, Inc.	558,653	13,547,335
#	Bluegreen Vacations Holding Corp.	400	12,976
*	Boot Barn Holdings, Inc.	218,493	18,241,981
#*	Brinker International, Inc.	164,160	6,477,754
	Buckle, Inc.	230,965	10,162,460
*	Build-A-Bear Workshop, Inc.	136,220	3,345,563
#	Caleres, Inc.	252,999	6,583,034
	Camping World Holdings, Inc., Class A	2,784	70,741
#	Canterbury Park Holding Corp.	10,905	287,129
#*	CarParts.com, Inc.	97,945	667,985
	Carriage Services, Inc.	184,714	5,988,428
*	Carrols Restaurant Group, Inc.	253,432	544,879

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Carter's, Inc.	114,115	$9,513,768
	Cato Corp., Class A	147,600	1,467,144
*	Cavco Industries, Inc.	67,389	17,932,213
#*	Century Casinos, Inc.	11,409	100,627
	Century Communities, Inc.	212,216	12,987,619
*	Chegg, Inc.	275,918	5,728,058
*	Chico's FAS, Inc.	572,789	3,018,598
#*	Children's Place, Inc.	54,061	2,452,748
#*	Chuy's Holdings, Inc.	120,127	4,111,947
#*	Citi Trends, Inc.	82,951	2,611,297
#*	Conn's, Inc.	101,659	956,611
#*	Container Store Group, Inc.	289,654	1,509,097
*	Cooper-Standard Holdings, Inc.	14,270	238,452
*	Coursera, Inc.	201,522	3,214,276
#	Cracker Barrel Old Country Store, Inc.	75,832	8,461,335
	Crown Crafts, Inc.	12,250	71,907
	Culp, Inc.	149,674	778,305
	Dana, Inc.	361,323	6,554,399
*	Dave & Buster's Entertainment, Inc.	310,663	13,467,241
*	Delta Apparel, Inc.	77,427	903,573
#*	Denny's Corp.	285,841	3,435,809
#	Designer Brands, Inc., Class A	391,527	4,036,643
#*	Destination XL Group, Inc.	202,608	1,444,595
#	Dillard's, Inc., Class A	7,136	2,806,660
#	Dine Brands Global, Inc.	102,463	7,921,415
*	Dorman Products, Inc.	70,143	6,808,080
*	Duluth Holdings, Inc., Class B	5,637	37,486
#	Educational Development Corp.	72,586	239,534
	El Pollo Loco Holdings, Inc.	260,574	3,197,243
#	Escalade, Inc.	71,194	884,229
#	Ethan Allen Interiors, Inc.	227,675	6,543,379
	European Wax Center, Inc., Class A	97,212	1,831,474
*	Everi Holdings, Inc.	329,857	5,729,616
*	Fiesta Restaurant Group, Inc.	229,976	1,950,196
	Flanigan's Enterprises, Inc.	21,606	570,398
	Flexsteel Industries, Inc.	44,829	863,407
#	Foot Locker, Inc.	171,156	7,446,998
*	Fossil Group, Inc.	9,545	54,216
#	Franchise Group, Inc.	65,039	2,009,055
*	Frontdoor, Inc.	371,382	10,094,163
*	Full House Resorts, Inc.	29,152	257,121
#*	Funko, Inc., Class A	265,687	3,214,813
*	Garrett Motion, Inc.	74,894	599,152
*	Genesco, Inc.	114,985	5,552,626
#*	Gentherm, Inc.	225,299	16,769,005
*	G-III Apparel Group Ltd.	81,385	1,377,034
*	Goodyear Tire & Rubber Co.	94,403	1,062,034
#*	GoPro, Inc., Class A	446,991	2,748,995
	Graham Holdings Co., Class B	13,765	8,992,812
*	Grand Canyon Education, Inc.	76,485	8,915,092
#*	Green Brick Partners, Inc.	192,927	6,019,322
#	Group 1 Automotive, Inc.	87,416	18,693,912
*	GrowGeneration Corp.	22,913	118,231
	Guess?, Inc.	473,394	10,968,539
	Hamilton Beach Brands Holding Co., Class A	90,877	1,176,857
#	Haverty Furniture Cos., Inc.	120,317	4,201,470
	Haverty Furniture Cos., Inc., Class A	18,389	631,662
#	Hibbett, Inc.	87,179	5,785,198
#	Hooker Furnishings Corp.	40,677	856,658

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Horizon Global Corp.	27,777	$48,332
*	Hovnanian Enterprises, Inc., Class A	6,264	362,560
*	Inspired Entertainment, Inc.	19,360	288,464
	Installed Building Products, Inc.	111,886	12,317,530
*	iRobot Corp.	118,580	5,336,100
*	J Jill, Inc.	23,812	654,116
#	Jack in the Box, Inc.	130,828	9,940,311
	JOANN, Inc.	10,862	42,579
	Johnson Outdoors, Inc., Class A	69,221	4,738,870
#	KB Home	82,438	3,169,741
#	Kontoor Brands, Inc.	103,325	4,934,802
#*	Koss Corp.	115,127	647,014
#	Krispy Kreme, Inc.	9,910	120,902
#*	Kura Sushi USA, Inc., Class A	14,419	895,997
*	Lakeland Industries, Inc.	54,204	784,874
*	Lands' End, Inc.	23,408	211,374
*	Landsea Homes Corp.	8,989	59,597
	Laureate Education, Inc.	882,518	9,690,048
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	328,859	9,349,461
	LCI Industries	55,334	6,209,581
#*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	14,394	288,168
#*	Leslie's, Inc.	365,989	5,669,170
#*	LGI Homes, Inc.	14,170	1,613,254
	Lifetime Brands, Inc.	207,329	1,660,705
#*	Lincoln Educational Services Corp.	55,387	351,707
*	Liquidity Services, Inc.	217,702	3,263,353
*	Live Ventures, Inc.	1,917	65,370
*	LL Flooring Holdings, Inc.	21,336	129,296
#*	Lovesac Co.	15,421	396,937
*	M/I Homes, Inc.	121,927	7,291,235
*	Malibu Boats, Inc., Class A	132,182	8,008,907
#	Marine Products Corp.	185,819	2,471,393
*	MarineMax, Inc.	156,654	4,895,437
*	MasterCraft Boat Holdings, Inc.	66,556	1,914,151
	MDC Holdings, Inc.	57,572	2,173,919
*	Modine Manufacturing Co.	300,478	7,178,419
*	Monarch Casino & Resort, Inc.	27,353	2,095,787
	Monro, Inc.	133,897	6,815,357
#*	Motorcar Parts of America, Inc.	140,716	2,048,825
#	Movado Group, Inc.	126,566	4,475,374
	Nathan's Famous, Inc.	53,185	3,929,308
#*	National Vision Holdings, Inc.	95,714	3,933,845
	Nobility Homes, Inc.	10,075	250,867
*	Noodles & Co.	82,402	518,309
#	Nordstrom, Inc.	61,688	1,205,384
*	ODP Corp.	354,824	18,308,918
#*	Ollie's Bargain Outlet Holdings, Inc.	66,652	3,649,864
*	ONE Group Hospitality, Inc.	39,808	299,754
*	OneSpaWorld Holdings Ltd.	271,680	2,855,357
#*	OneWater Marine, Inc., Class A	4,215	137,999
#	Oxford Industries, Inc.	129,087	15,131,578
#	Papa John's International, Inc.	84,792	7,604,994
#	Patrick Industries, Inc.	161,967	11,494,798
*	Perdoceo Education Corp.	538,380	8,059,549
#	PetMed Express, Inc.	151,729	3,259,139
*	Playa Hotels & Resorts NV	445,661	3,378,110
*	PlayAGS, Inc.	68,953	455,779

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Potbelly Corp.	25,576	$204,352
#*	Purple Innovation, Inc.	48,097	278,963
*»	QEP Co., Inc.	8,890	128,905
*	Quotient Technology, Inc.	37,830	153,211
	RCI Hospitality Holdings, Inc.	32,826	2,980,273
#	Rent-A-Center, Inc.	343,482	9,236,231
#*	Revolve Group, Inc.	110,943	3,166,313
	Rocky Brands, Inc.	50,650	1,594,462
	Ruth's Hospitality Group, Inc.	263,741	4,565,357
#*	Sally Beauty Holdings, Inc.	659,698	10,278,095
*	Shake Shack, Inc., Class A	150,689	8,571,190
#	Shoe Carnival, Inc.	203,740	5,564,139
#	Signet Jewelers Ltd.	195,670	15,029,413
#*	Six Flags Entertainment Corp.	48,848	1,311,569
*	Skyline Champion Corp.	170,556	10,054,276
#*	Sleep Number Corp.	188,376	6,476,367
#	Smith & Wesson Brands, Inc.	335,382	3,716,033
*	Solo Brands, Inc., Class A	3,613	15,969
#	Sonic Automotive, Inc., Class A	240,130	12,897,382
#*	Sonos, Inc.	122,371	2,256,521
*	Sportsman's Warehouse Holdings, Inc.	131,376	1,238,876
	Standard Motor Products, Inc.	171,372	6,933,711
	Steven Madden Ltd.	122,118	4,377,930
*	Stitch Fix, Inc., Class A	6,653	34,662
*	Stoneridge, Inc.	235,367	5,804,150
#	Strategic Education, Inc.	107,246	10,011,414
*	Strattec Security Corp.	33,460	833,489
*	Stride, Inc.	307,962	13,220,809
	Superior Group of Cos., Inc.	112,673	1,344,189
*	Superior Industries International, Inc.	141,901	801,741
*	Sypris Solutions, Inc.	3,453	6,561
#*	Target Hospitality Corp.	16,822	258,302
*	Taylor Morrison Home Corp.	448,504	16,056,443
#*	Tile Shop Holdings, Inc.	37,114	185,570
#*	Tilly's, Inc., Class A	97,150	860,749
*	Toughbuilt Industries, Inc.	24,979	53,955
*	TravelCenters of America, Inc.	42,610	1,939,607
#*	Tri Pointe Homes, Inc.	625,733	13,822,442
*	Tupperware Brands Corp.	7,131	31,590
*	Unifi, Inc.	95,907	820,005
*	Universal Electronics, Inc.	123,302	2,888,966
*	Universal Technical Institute, Inc.	157,015	1,190,174
*	Urban Outfitters, Inc.	349,230	9,565,410
*	Vera Bradley, Inc.	43,897	261,187
#*	Victoria's Secret & Co.	67,495	2,844,914
#*	Vista Outdoor, Inc.	499,839	14,670,275
*	Visteon Corp.	35,683	5,578,680
*	Vizio Holding Corp., Class A	9,566	83,798
#*	VOXX International Corp.	95,851	1,010,749
	Weyco Group, Inc.	79,560	2,165,623
	Winmark Corp.	42,095	11,820,276
#	Winnebago Industries, Inc.	191,418	12,189,498
	Wolverine World Wide, Inc.	124,708	2,011,540
#*	XPEL, Inc.	50,486	3,840,470
††	Zagg, Inc.	155,163	13,965
#*	Zumiez, Inc.	202,338	5,226,391
TOTAL CONSUMER DISCRETIONARY			876,023,990

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (4.8%)
#	Alico, Inc.	63,367	$1,679,225
	Andersons, Inc.	246,851	9,079,180
*	BellRing Brands, Inc.	83,844	2,377,816
*	Bridgford Foods Corp.	72,953	904,617
	Calavo Growers, Inc.	126,412	4,051,505
	Cal-Maine Foods, Inc.	218,681	12,512,927
*	Central Garden & Pet Co.	69,768	2,926,070
*	Central Garden & Pet Co., Class A	280,783	11,127,430
*	Chefs' Warehouse, Inc.	277,666	10,615,171
#	Coffee Holding Co., Inc.	31,890	79,725
#††	Costa Communications, Inc.	22,311	98,615
#*	Duckhorn Portfolio, Inc.	272,602	4,410,700
#	Edgewell Personal Care Co.	360,314	15,443,058
*	elf Beauty, Inc.	275,253	15,840,810
#	Energizer Holdings, Inc.	239,231	8,875,470
#*	Farmer Bros Co.	116,903	570,487
	Fresh Del Monte Produce, Inc.	243,879	6,974,939
#*	Freshpet, Inc.	40,030	2,535,100
*	Grocery Outlet Holding Corp.	103,397	3,142,235
#*	Hain Celestial Group, Inc.	56,738	1,164,264
*	Herbalife Nutrition Ltd.	224,130	3,937,964
#*	HF Foods Group, Inc.	13,213	61,573
#*	Honest Co., Inc.	339,947	1,121,825
*	Hostess Brands, Inc.	659,960	15,264,875
	Ingles Markets, Inc., Class A	123,817	11,762,615
	Inter Parfums, Inc.	227,178	26,856,983
#	J&J Snack Foods Corp.	46,655	6,685,661
	John B. Sanfilippo & Son, Inc.	72,313	6,111,172
*	Lifecore Biomedical, Inc.	257,458	1,598,814
#*	Lifeway Foods, Inc.	4,260	22,834
	Limoneira Co.	64,193	842,854
	Medifast, Inc.	72,543	8,084,917
#	MGP Ingredients, Inc.	143,333	13,980,701
*	Mission Produce, Inc.	10,954	136,487
*	Natural Alternatives International, Inc.	73,124	640,566
	Natural Grocers by Vitamin Cottage, Inc.	102,429	1,017,120
*	Nature's Sunshine Products, Inc.	163,343	1,724,902
	Nu Skin Enterprises, Inc., Class A	263,673	11,306,298
	Oil-Dri Corp. of America	56,726	2,058,587
	PriceSmart, Inc.	157,599	11,711,182
*	Rocky Mountain Chocolate Factory, Inc.	70,528	371,683
*	Seneca Foods Corp., Class A	54,757	3,422,312
*»	Seneca Foods Corp., Class B	11,120	713,793
*	Sovos Brands, Inc.	36,300	492,228
	SpartanNash Co.	290,851	9,214,160
*	Sprouts Farmers Market, Inc.	356,037	11,375,382
#	Tootsie Roll Industries, Inc.	150,861	6,748,013
*	TreeHouse Foods, Inc.	240,921	11,667,804
#	Turning Point Brands, Inc.	45,071	1,046,098
*	United Natural Foods, Inc.	336,066	13,987,067
	United-Guardian, Inc.	39,576	454,728
	Universal Corp.	150,873	8,202,965
*	USANA Health Sciences, Inc.	62,526	3,654,019
#	Vector Group Ltd.	914,140	11,838,113
#	Village Super Market, Inc., Class A	75,159	1,748,198
*	Vita Coco Co., Inc.	13,869	188,202
#*	Vital Farms, Inc.	60,367	1,061,252
#	WD-40 Co.	27,724	4,838,947
#	Weis Markets, Inc.	196,657	16,979,365

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Willamette Valley Vineyards, Inc.	3,868	$24,233
*	Zevia PBC, Class A	2,300	10,304
TOTAL CONSUMER STAPLES			347,376,140
ENERGY — (5.2%)
	Adams Resources & Energy, Inc.	39,742	1,907,616
#*	Alto Ingredients, Inc.	154,159	522,599
*	Amplify Energy Corp.	41,787	361,875
	Arch Resources, Inc.	77,264	11,436,617
	Archrock, Inc.	730,816	7,242,386
*	Ardmore Shipping Corp.	176,376	2,583,908
	Berry Corp.	307,187	2,826,120
*	Bristow Group, Inc.	93,920	2,868,317
	Cactus, Inc., Class A	11,575	626,323
	California Resources Corp.	170,701	7,294,054
#*	Callon Petroleum Co.	104,112	4,429,966
#*	Centrus Energy Corp., Class A	56,049	2,300,811
	Chord Energy Corp.	34,569	4,954,775
	Civitas Resources, Inc.	15,554	1,035,119
#*	Clean Energy Fuels Corp.	907,909	5,138,765
#*	CNX Resources Corp.	1,161,237	19,427,495
	CONSOL Energy, Inc.	141,275	8,169,933
#	Core Laboratories NV	89,523	2,291,789
	CVR Energy, Inc.	236,183	7,841,276
	Delek U.S. Holdings, Inc.	357,775	9,574,059
*	Denbury, Inc.	11,961	1,037,976
	DHT Holdings, Inc.	971,142	8,322,687
*	DMC Global, Inc.	54,961	1,249,813
#	Dorian LPG Ltd.	226,600	4,498,010
*	Dril-Quip, Inc.	100,646	3,090,839
#*	Earthstone Energy, Inc., Class A	77,110	1,071,829
#*	Empire Petroleum Corp.	918	12,108
	EnLink Midstream LLC	691,435	8,795,053
	Epsilon Energy Ltd.	21,967	129,825
	Equitrans Midstream Corp.	253,932	1,841,007
	Evolution Petroleum Corp.	152,309	950,408
#*	Expro Group Holdings NV	34,865	658,600
*	Forum Energy Technologies, Inc.	24,722	815,826
*	Geospace Technologies Corp.	140,118	666,962
#*	Green Plains, Inc.	311,789	10,840,903
*	Gulf Island Fabrication, Inc.	63,972	313,463
#*	Gulfport Energy Corp.	15,659	1,067,161
#*	Hallador Energy Co.	67,663	598,141
*	Helix Energy Solutions Group, Inc.	992,495	7,870,485
#*	Independence Contract Drilling, Inc.	16,749	73,528
	International Seaways, Inc.	256,449	9,960,479
*	Kosmos Energy Ltd.	1,057,213	8,362,555
	Liberty Energy, Inc.	543,233	8,599,378
*	Lightbridge Corp.	4,848	20,652
*	Mammoth Energy Services, Inc.	8,433	55,067
*	Mexco Energy Corp.	1,906	25,922
#*	Nabors Industries Ltd.	49,465	8,782,016
	NACCO Industries, Inc., Class A	40,634	1,583,507
#*	National Energy Services Reunited Corp.	38,765	293,063
*	Natural Gas Services Group, Inc.	115,304	1,320,231
*	Newpark Resources, Inc.	725,833	3,295,282
#	Next Bridge Hydrocarbons, Inc.	18,077	52,333
*	NexTier Oilfield Solutions, Inc.	886,784	8,353,505
#*	Nine Energy Service, Inc.	34,418	471,871

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Nordic American Tankers Ltd.	313,128	$951,909
#	Northern Oil & Gas, Inc.	31,710	1,062,919
*	Oceaneering International, Inc.	218,277	4,660,214
*	Oil States International, Inc.	233,353	1,997,502
*	Overseas Shipholding Group, Inc., Class A	206,144	768,917
*	Par Pacific Holdings, Inc.	310,089	8,288,679
#	Patterson-UTI Energy, Inc.	695,845	11,690,196
#*	Peabody Energy Corp.	202,956	5,660,443
#	Permian Resources Corp.	625,347	6,797,522
#	PHX Minerals, Inc.	67,946	245,285
#*	PrimeEnergy Resources Corp.	1,279	117,451
*	ProPetro Holding Corp.	472,390	4,700,280
*	Ranger Energy Services, Inc.	2,525	28,760
#	Ranger Oil Corp., Class A	70,176	2,947,392
*	REX American Resources Corp.	154,662	5,060,541
	Riley Exploration Permian, Inc.	4,714	156,458
#*	Ring Energy, Inc.	18,458	43,561
#	RPC, Inc.	710,058	7,043,775
*	SandRidge Energy, Inc.	47,791	755,576
	Scorpio Tankers, Inc.	281,079	13,455,252
*	SEACOR Marine Holdings, Inc.	12,081	123,709
	Select Energy Services, Inc., Class A	344,253	3,022,541
	SFL Corp. Ltd.	1,012,138	10,303,565
	Sitio Royalties Corp., Class A	234,924	6,241,931
	Solaris Oilfield Infrastructure, Inc., Class A	92,600	980,634
*	Talos Energy, Inc.	449,846	8,911,449
#*	TechnipFMC PLC	980,476	13,618,812
*	Teekay Corp.	169,584	824,178
*	Teekay Tankers Ltd., Class A	145,803	4,474,694
*	TETRA Technologies, Inc.	557,565	2,207,957
*	Tidewater, Inc.	183,639	7,969,933
#*	Transocean Ltd.	1,372,020	9,247,415
*	U.S. Silica Holdings, Inc.	249,500	3,053,880
#	VAALCO Energy, Inc.	103,718	482,289
#*	Vital Energy, Inc.	90,338	5,084,223
#*	W&T Offshore, Inc.	747,973	4,652,392
*	Weatherford International PLC	129,525	7,367,382
	World Fuel Services Corp.	305,690	8,651,027
TOTAL ENERGY			381,564,931
FINANCIALS — (19.5%)
	1st Source Corp.	198,015	9,740,358
*	Acacia Research Corp.	154,634	674,204
#	ACNB Corp.	27,050	1,064,418
*	Affinity Bancshares, Inc.	847	12,459
	Alerus Financial Corp.	12,019	247,351
#	Amalgamated Financial Corp.	53,557	1,229,133
	A-Mark Precious Metals, Inc.	125,454	4,829,979
*	Ambac Financial Group, Inc.	54,266	904,072
	Amerant Bancorp, Inc.	46,898	1,305,640
	American Equity Investment Life Holding Co.	305,700	14,566,605
#	American National Bankshares, Inc.	62,281	2,155,545
	Ameris Bancorp	282,593	13,327,086
	AMERISAFE, Inc.	147,059	8,100,010
	AmeriServ Financial, Inc.	129,505	521,905
	Ames National Corp.	9,557	230,228
	Argo Group International Holdings Ltd.	49,129	1,363,821
	Arrow Financial Corp.	156,169	5,139,522
*	AssetMark Financial Holdings, Inc.	57,732	1,532,207

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp.	517,897	$11,606,072
#	Associated Capital Group, Inc., Class A	13,343	507,701
	Assured Guaranty Ltd.	18,508	1,158,601
	Atlantic American Corp.	7,131	18,255
	Atlantic Union Bankshares Corp.	194,021	7,506,672
#*	Atlanticus Holdings Corp.	115,004	3,737,630
	Auburn National BanCorp, Inc.	12,735	304,367
*	Avantax, Inc.	277,010	8,072,071
*	Axos Financial, Inc.	277,383	13,347,670
#	B. Riley Financial, Inc.	46,479	1,986,048
	Banc of California, Inc.	499,092	8,694,183
	BancFirst Corp.	237,248	20,434,170
*	Bancorp, Inc.	494,971	16,794,366
#	Bank First Corp.	1,424	113,721
#	Bank of Hawaii Corp.	79,802	6,104,055
	Bank of Marin Bancorp	90,829	2,767,560
	Bank of NT Butterfield & Son Ltd.	238,948	7,636,778
	BankFinancial Corp.	72,297	729,477
	BankUnited, Inc.	20,999	790,402
	Bankwell Financial Group, Inc.	35,557	1,051,420
	Banner Corp.	263,148	17,059,885
	Bar Harbor Bankshares	93,972	2,919,710
	BayCom Corp.	31,838	640,262
#	BCB Bancorp, Inc.	86,707	1,559,859
	Berkshire Hills Bancorp, Inc.	252,833	7,850,465
	BGC Partners, Inc., Class A	851,965	3,706,048
#*	Blue Foundry Bancorp	2,845	33,799
#	Bread Financial Holdings, Inc.	40,380	1,656,791
#*	Bridgewater Bancshares, Inc.	50,867	791,491
	BrightSphere Investment Group, Inc.	291,671	6,839,685
	Brookline Bancorp, Inc.	688,880	9,010,544
#*	BRP Group, Inc., Class A	31,503	902,561
	Business First Bancshares, Inc.	23,092	478,928
	Byline Bancorp, Inc.	119,164	2,955,267
	C&F Financial Corp.	18,341	1,118,618
*»	California First Leasing Corp.	33,262	532,192
#	Cambridge Bancorp	15,290	1,223,200
	Camden National Corp.	127,571	5,387,323
*	Cannae Holdings, Inc.	96,826	2,366,427
	Capital Bancorp, Inc.	12,381	266,192
	Capital City Bank Group, Inc.	82,630	2,682,996
	Capitol Federal Financial, Inc.	428,175	3,583,825
	Capstar Financial Holdings, Inc.	87,197	1,518,100
*	Carter Bankshares, Inc.	16,376	272,169
*	Carver Bancorp, Inc.	5,791	28,202
	Cathay General Bancorp	193,028	8,485,511
*»	CCUR Holdings, Inc.	11	34,100
	Central Pacific Financial Corp.	195,459	4,417,373
	Central Valley Community Bancorp	66,253	1,649,700
	Chemung Financial Corp.	10,693	556,464
#	Citizens & Northern Corp.	74,903	1,772,205
	Citizens Community Bancorp, Inc.	6,800	84,388
#	Citizens Holding Co.	7,830	108,680
#*	Citizens, Inc.	312,674	750,418
#	City Holding Co.	117,002	11,090,620
	Civista Bancshares, Inc.	78,467	1,702,734
	CNB Financial Corp.	89,073	2,148,441
*	Coastal Financial Corp.	20,723	946,419
	Codorus Valley Bancorp, Inc.	44,064	1,088,821

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Cohen & Steers, Inc.	37,815	$2,778,268
	Colony Bankcorp, Inc.	45,576	587,475
#	Columbia Banking System, Inc.	292,368	9,037,095
#*	Columbia Financial, Inc.	228,616	4,538,028
	Community Financial Corp.	439	17,718
	Community Trust Bancorp, Inc.	161,814	6,970,947
	Community West Bancshares	23,192	343,242
	ConnectOne Bancorp, Inc.	274,939	6,535,300
#*	Consumer Portfolio Services, Inc.	124,706	1,253,295
#	Cowen, Inc., Class A	93,086	3,619,184
#	Crawford & Co., Class A	260,411	1,684,859
	Crawford & Co., Class B	132,395	812,905
#*	CrossFirst Bankshares, Inc.	78,834	1,064,259
*	Customers Bancorp, Inc.	164,891	5,007,740
	CVB Financial Corp.	152,593	3,695,802
	Diamond Hill Investment Group, Inc.	13,514	2,546,443
	Dime Community Bancshares, Inc.	373,533	11,138,754
	Donegal Group, Inc., Class A	159,445	2,420,375
	Donegal Group, Inc., Class B	34,951	533,352
*	Donnelley Financial Solutions, Inc.	155,898	7,110,508
	Eagle Bancorp Montana, Inc.	578	9,670
	Eagle Bancorp, Inc.	200,249	9,509,825
*	Elevate Credit, Inc.	105,339	189,610
	Employers Holdings, Inc.	226,428	9,933,396
#*	Encore Capital Group, Inc.	238,170	13,270,832
*	Enova International, Inc.	275,497	12,576,438
	Enterprise Bancorp, Inc.	57,469	2,042,448
	Enterprise Financial Services Corp.	216,927	11,566,548
	Equity Bancshares, Inc., Class A	76,557	2,285,226
	Esquire Financial Holdings, Inc.	8,931	415,649
	ESSA Bancorp, Inc.	60,516	1,240,578
	Evans Bancorp, Inc.	27,474	1,086,322
#*	EZCORP, Inc., Class A	454,423	4,139,794
	Farmers & Merchants Bancorp, Inc.	1,090	31,011
	Farmers National Banc Corp.	157,125	2,259,458
	FB Financial Corp.	269,884	10,136,843
	Federal Agricultural Mortgage Corp., Class A	4,200	465,129
	Federal Agricultural Mortgage Corp., Class C	80,626	10,720,839
	Federated Hermes, Inc.	244,498	9,608,771
#	Fidelity D&D Bancorp, Inc.	657	31,345
	Financial Institutions, Inc.	134,797	3,330,834
	First Bancorp	253,916	10,118,553
	First BanCorp	1,576,127	21,198,908
	First Bancorp, Inc.	79,876	2,369,122
	First Bancshares, Inc.	90,199	2,764,599
#	First Bank	88,864	1,202,330
	First Busey Corp.	344,742	8,228,992
	First Business Financial Services, Inc.	48,671	1,742,422
	First Capital, Inc.	350	9,118
	First Commonwealth Financial Corp.	738,487	10,863,144
	First Community Bankshares, Inc.	125,517	4,080,558
#	First Community Corp.	23,267	478,370
	First Financial Bancorp	398,546	10,095,170
	First Financial Corp.	94,219	4,232,317
	First Financial Northwest, Inc.	64,786	975,029
	First Foundation, Inc.	298,195	4,630,968
	First Hawaiian, Inc.	117,474	3,223,487
	First Internet Bancorp	44,763	1,176,819
	First Merchants Corp.	362,517	15,457,725

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	74,899	$2,406,505
	First Northwest Bancorp	55,108	834,886
	First of Long Island Corp.	128,141	2,262,970
	First Savings Financial Group, Inc.	474	9,423
	First United Corp.	36,939	718,094
*	First Western Financial, Inc.	4,868	127,785
	FirstCash Holdings, Inc.	43,541	4,013,609
	Five Star Bancorp	5,528	149,035
	Flushing Financial Corp.	247,058	4,741,043
	FS Bancorp, Inc.	42,693	1,534,813
	Fulton Financial Corp.	582,265	9,741,293
#*	FVCBankcorp, Inc.	7,977	136,646
*	Genworth Financial, Inc., Class A	2,085,115	11,509,835
#	German American Bancorp, Inc.	157,885	6,081,730
	Glen Burnie Bancorp	1,500	12,345
#*	GoHealth, Inc., Class A	2,046	31,672
#*	Goosehead Insurance, Inc., Class A	6,183	241,446
	Great Southern Bancorp, Inc.	122,598	7,164,627
*	Green Dot Corp., Class A	122,361	2,212,287
	Greenhill & Co., Inc.	5,015	69,307
#*	Greenlight Capital Re Ltd., Class A	88,959	876,246
	Guaranty Bancshares, Inc.	27,914	920,604
	Hallmark Financial Services, Inc.	1,944	14,191
	Hanmi Financial Corp.	275,808	6,423,568
	HarborOne Bancorp, Inc.	259,956	3,545,800
	Hawthorn Bancshares, Inc.	16,524	397,898
#	HBT Financial, Inc.	20,416	428,124
#	HCI Group, Inc.	100,407	5,041,435
	Heartland Financial USA, Inc.	218,471	10,807,760
	Heritage Commerce Corp.	282,112	3,419,197
	Heritage Financial Corp.	219,771	6,270,067
	Heritage Insurance Holdings, Inc.	20,094	50,637
#	Hingham Institution For Savings	14,873	4,347,973
	HMN Financial, Inc.	34,787	759,400
	Home Bancorp, Inc.	39,086	1,500,902
	HomeStreet, Inc.	184,133	5,076,547
	HomeTrust Bancshares, Inc.	60,854	1,643,058
	Hope Bancorp, Inc.	894,466	11,529,667
	Horace Mann Educators Corp.	308,547	10,987,359
	Horizon Bancorp, Inc.	294,329	4,603,306
	Independent Bank Corp.	72,637	5,788,443
	Independent Bank Corp.	52,685	1,168,026
	Independent Bank Group, Inc.	180,209	11,046,812
	International Bancshares Corp.	183,982	8,623,236
	Investar Holding Corp.	8,289	172,826
	Investors Title Co.	20,940	3,392,280
#	Jackson Financial, Inc., Class A	6,355	279,874
	James River Group Holdings Ltd.	70,351	1,594,154
#	Kearny Financial Corp.	708,351	6,644,332
	Kemper Corp.	9,423	553,413
#	Kentucky First Federal Bancorp	40,640	276,758
	Kingstone Cos., Inc.	37,196	62,489
#	Lake Shore Bancorp, Inc.	4,212	53,029
	Lakeland Bancorp, Inc.	441,948	8,516,338
#	Lakeland Financial Corp.	183,511	12,976,063
	Landmark Bancorp, Inc.	24,599	549,050
	LCNB Corp.	36,303	662,530
*	LendingClub Corp.	28,570	276,843
#	Live Oak Bancshares, Inc.	185,817	6,360,516

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Luther Burbank Corp.	78,164	$917,645
	Macatawa Bank Corp.	230,816	2,543,592
#	Magyar Bancorp, Inc.	23,997	308,841
*	Maiden Holdings Ltd.	530,148	1,256,451
*	Malvern Bancorp, Inc.	16,521	290,604
*	MBIA, Inc.	153,180	1,992,872
	Mercantile Bank Corp.	122,081	4,191,041
	Merchants Bancorp	81,582	2,347,114
	Mercury General Corp.	80,621	2,880,588
	Meridian Corp.	858	27,327
#	Metrocity Bankshares, Inc.	28,207	570,346
*	Metropolitan Bank Holding Corp.	31,130	1,848,499
#	Mid Penn Bancorp, Inc.	19,613	617,221
	Middlefield Banc Corp.	1,832	49,830
	Midland States Bancorp, Inc.	96,125	2,449,265
	MidWestOne Financial Group, Inc.	71,507	2,227,443
*	Mr Cooper Group, Inc.	330,062	15,179,551
#	MVB Financial Corp.	18,475	407,928
	National Bank Holdings Corp., Class A	248,513	10,494,704
	National Bankshares, Inc.	1,305	52,931
	National Western Life Group, Inc., Class A	18,246	5,050,493
	Navient Corp.	470,913	8,933,220
	NBT Bancorp, Inc.	322,073	12,660,690
	Nelnet, Inc., Class A	61,213	5,845,229
*	NI Holdings, Inc.	26,531	351,536
*	Nicholas Financial, Inc.	57,620	386,054
#*	Nicolet Bankshares, Inc.	61,971	4,517,066
*	NMI Holdings, Inc., Class A	581,320	13,504,064
	Northeast Bank	42,137	1,988,866
	Northfield Bancorp, Inc.	388,427	5,806,984
	Northrim BanCorp, Inc.	50,162	2,685,172
#	Northwest Bancshares, Inc.	925,551	13,087,291
	Norwood Financial Corp.	21,382	734,472
	OceanFirst Financial Corp.	401,973	9,615,194
#*	Ocwen Financial Corp.	18,229	656,244
	OFG Bancorp	404,726	11,457,793
	Ohio Valley Banc Corp.	17,640	459,875
	Old Second Bancorp, Inc.	91,321	1,551,544
	OP Bancorp	4,414	50,055
	Oppenheimer Holdings, Inc., Class A	60,831	2,896,164
*	OptimumBank Holdings, Inc.	3,264	13,480
	Origin Bancorp, Inc.	69,337	2,600,137
	Orrstown Financial Services, Inc.	41,317	1,022,596
#*	Oxbridge Re Holdings Ltd.	3,300	7,524
	Pacific Premier Bancorp, Inc.	436,115	14,103,959
#*	Palomar Holdings, Inc.	73,730	3,768,340
#	Park National Corp.	67,336	8,433,834
	Parke Bancorp, Inc.	33,509	693,804
	Pathfinder Bancorp, Inc.	100	1,891
	Pathward Financial, Inc.	287,658	14,273,590
#	PCB Bancorp	7,266	134,930
	Peapack-Gladstone Financial Corp.	152,335	5,650,105
	Penns Woods Bancorp, Inc.	54,091	1,449,098
	PennyMac Financial Services, Inc.	133,589	9,006,570
	Peoples Bancorp of North Carolina, Inc.	19,604	650,853
	Peoples Bancorp, Inc.	201,131	5,967,557
#	Peoples Financial Services Corp.	2,726	138,971
	Piper Sandler Cos.	134,207	19,070,815
	PJT Partners, Inc., Class A	57,749	4,621,652

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Plumas Bancorp	602	$24,676
#*	Ponce Financial Group, Inc.	3,443	31,331
*	PRA Group, Inc.	336,231	13,529,935
	Preferred Bank	133,662	9,507,378
	Premier Financial Corp.	302,496	7,568,450
	Primis Financial Corp.	141,398	1,674,152
	Princeton Bancorp, Inc.	400	13,736
	ProAssurance Corp.	91,842	1,780,816
#*	Professional Holding Corp., Class A	6,889	197,370
*	PROG Holdings, Inc.	109,775	2,446,885
	Provident Bancorp, Inc.	10,273	92,662
	Provident Financial Holdings, Inc.	70,956	1,008,285
	Provident Financial Services, Inc.	431,853	10,131,271
	QCR Holdings, Inc.	106,826	5,614,775
	RBB Bancorp	34,413	693,078
#	Regional Management Corp.	88,592	3,055,538
	Renasant Corp.	345,294	12,285,561
	Republic Bancorp, Inc., Class A	172,853	7,774,928
#*	Republic First Bancorp, Inc.	65,213	143,469
	Riverview Bancorp, Inc.	113,459	832,789
	S&T Bancorp, Inc.	246,460	8,966,215
#*	Safeguard Scientifics, Inc.	66,747	212,923
	Safety Insurance Group, Inc.	116,851	9,861,056
#	Salisbury Bancorp, Inc.	18,230	510,987
	Sandy Spring Bancorp, Inc.	292,273	9,878,827
	SB Financial Group, Inc.	6,902	112,779
#	Seacoast Banking Corp. of Florida	343,757	11,038,037
*	Security National Financial Corp., Class A	54,111	390,140
	Shore Bancshares, Inc.	62,195	1,087,169
	Sierra Bancorp	65,741	1,384,505
	Silvercrest Asset Management Group, Inc., Class A	17,151	324,154
	Simmons First National Corp., Class A	270,952	6,044,939
*	SiriusPoint Ltd.	69,575	528,074
	SmartFinancial, Inc.	60,824	1,640,423
	Sound Financial Bancorp, Inc.	300	11,955
	South Plains Financial, Inc.	12,115	340,432
*	Southern First Bancshares, Inc.	44,098	1,856,085
	Southern Missouri Bancorp, Inc.	43,698	2,115,857
	Southside Bancshares, Inc.	254,034	9,622,808
	Stellar Bancorp, Inc.	241,864	6,798,797
*	Sterling Bancorp, Inc.	30,289	184,460
	Stewart Information Services Corp.	204,051	9,747,516
#	Stock Yards Bancorp, Inc.	194,594	11,667,856
*	StoneX Group, Inc.	151,167	13,284,556
	Summit Financial Group, Inc.	53,127	1,378,646
	Summit State Bank	2,285	36,309
	Territorial Bancorp, Inc.	55,755	1,339,235
*	Texas Capital Bancshares, Inc.	74,296	4,908,737
*	Third Coast Bancshares, Inc.	950	17,613
	Timberland Bancorp, Inc.	71,416	2,378,153
	Tiptree, Inc.	258,075	3,873,706
#	Tompkins Financial Corp.	110,044	8,289,615
	Towne Bank	291,230	8,873,778
	TriCo Bancshares	226,614	11,455,338
	Trinity Capital, Inc.	5,269	70,552
*	Triumph Financial, Inc.	200,880	11,195,042
#*	Trupanion, Inc.	622	36,710
	TrustCo Bank Corp. NY	106,484	3,823,840
	Trustmark Corp.	421,873	12,284,942

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	U.S. Global Investors, Inc., Class A	32,220	$100,849
*	Unico American Corp.	95,372	116,354
	Union Bankshares, Inc.	14,917	392,466
#	United Bancorp, Inc.	2,991	43,220
	United Bancshares, Inc.	8,372	166,603
	United Community Banks, Inc.	220,631	7,179,333
	United Fire Group, Inc.	180,861	5,695,313
	United Security Bancshares	51,517	406,984
	Unity Bancorp, Inc.	56,000	1,482,320
	Universal Insurance Holdings, Inc.	295,542	3,765,205
	Univest Financial Corp.	228,970	6,216,535
	Value Line, Inc.	60,790	3,143,451
	Veritex Holdings, Inc.	226,231	6,368,403
#	Victory Capital Holdings, Inc., Class A	119,012	3,527,516
	Virtus Investment Partners, Inc.	58,936	12,664,168
	Walker & Dunlop, Inc.	182,775	17,433,079
	Washington Federal, Inc.	296,664	10,519,705
#	Washington Trust Bancorp, Inc.	148,405	6,347,282
	Waterstone Financial, Inc.	215,200	3,464,720
	WesBanco, Inc.	421,523	15,668,010
	West BanCorp, Inc.	111,358	2,438,740
	Westamerica BanCorp	126,594	7,033,563
	Western New England Bancorp, Inc.	192,033	1,872,322
	Westwood Holdings Group, Inc.	20,928	270,599
	White Mountains Insurance Group Ltd.	4,310	6,585,508
#	WisdomTree, Inc.	460,473	2,652,324
#*	World Acceptance Corp.	63,898	6,116,317
	WSFS Financial Corp.	473,204	22,860,485
	WVS Financial Corp.	11,877	165,684
TOTAL FINANCIALS			1,426,738,437
HEALTH CARE — (11.5%)
#*	89bio, Inc.	20,367	237,887
*	9 Meters Biopharma, Inc.	255	515
*	Aadi Bioscience, Inc.	5,979	75,455
*	Abeona Therapeutics, Inc.	1,795	4,523
#*	Accolade, Inc.	200,093	2,335,085
#*	Accuray, Inc.	208,912	526,458
#††	Achillion Pharmaceuticals, Inc.	895,529	1,280,606
*	Aclaris Therapeutics, Inc.	12,600	212,940
#*	Actinium Pharmaceuticals, Inc.	53,972	632,552
*	Acumen Pharmaceuticals, Inc.	13,633	89,569
#*	Adaptive Biotechnologies Corp.	403,576	3,741,149
*	Addus HomeCare Corp.	116,046	12,477,266
#*	Adicet Bio, Inc.	159,411	1,458,611
#††	Aduro Biotech, Inc.	3,260	6,618
#*	Agiliti, Inc.	40,963	755,767
#*	Agios Pharmaceuticals, Inc.	217,933	6,424,665
*	Akero Therapeutics, Inc.	11,066	547,767
*	Albireo Pharma, Inc.	44,018	1,965,844
#*	Aldeyra Therapeutics, Inc.	240,895	1,421,280
*	Alector, Inc.	4,644	40,960
*	Allakos, Inc.	18,627	138,399
#*	Allogene Therapeutics, Inc.	696,713	5,378,624
#*	Allovir, Inc.	58,880	340,326
*	Alpine Immune Sciences, Inc.	9,841	82,664
*	Altimmune, Inc.	54,427	742,384
#*	ALX Oncology Holdings, Inc.	3,359	31,239
*	Amedisys, Inc.	7,742	748,342

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	American Shared Hospital Services	5,689	$18,319
*	American Well Corp., Class A	700,636	2,781,525
*	Amphastar Pharmaceuticals, Inc.	363,850	11,010,101
#*	AnaptysBio, Inc.	182,575	4,544,292
*	AngioDynamics, Inc.	272,106	3,542,820
#*	ANI Pharmaceuticals, Inc.	76,451	3,419,653
*	Anika Therapeutics, Inc.	130,184	4,037,006
*	Annovis Bio, Inc.	8,428	139,231
#*	Apollo Medical Holdings, Inc.	65,855	2,347,072
#*	Apyx Medical Corp.	21,396	62,476
#*	ARCA biopharma, Inc.	32,400	71,280
*	Arcturus Therapeutics Holdings, Inc.	122,352	2,585,298
*	Arcus Biosciences, Inc.	302,639	6,546,082
#*	Arcutis Biotherapeutics, Inc.	85,086	1,409,875
*	ARS Pharmaceuticals, Inc.	44,286	303,802
#*	Artivion, Inc.	293,319	3,824,880
*	Atara Biotherapeutics, Inc.	31,621	160,318
*	AtriCure, Inc.	118,634	5,134,479
	Atrion Corp.	13,689	9,408,450
*	aTyr Pharma, Inc.	47,505	109,261
*	Avanos Medical, Inc.	193,642	5,933,191
#*	Avid Bioservices, Inc.	308,502	4,883,587
#*	Avidity Biosciences, Inc.	262,598	6,223,573
#*	Avita Medical, Inc.	15,821	147,768
*	AxoGen, Inc.	154,563	1,463,712
*	Axonics, Inc.	84,752	5,203,773
*	BioCardia, Inc.	921	2,367
#*	BioLife Solutions, Inc.	85,155	1,996,033
*	Biomea Fusion, Inc.	18,597	177,043
#*	Bioventus, Inc., Class A	7,699	15,090
#*	Black Diamond Therapeutics, Inc.	26,602	79,806
#*	Bluebird Bio, Inc.	592,187	3,760,387
*	Blueprint Medicines Corp.	48,436	2,263,899
*	Brookdale Senior Living, Inc.	257,100	740,448
*	C4 Therapeutics, Inc.	67,701	527,391
*	Cabaletta Bio, Inc.	11,728	142,964
*	Capricor Therapeutics, Inc.	21,547	90,928
#*	Cara Therapeutics, Inc.	260,319	3,040,526
*	Cardiovascular Systems, Inc.	180,415	2,514,985
#*	CareCloud, Inc.	12,983	46,739
*	Caribou Biosciences, Inc.	5,498	39,641
#*	Castle Biosciences, Inc.	44,317	1,200,104
#*	Catalyst Pharmaceuticals, Inc.	729,890	11,305,996
*	Celcuity, Inc.	7,153	68,526
#*	Celldex Therapeutics, Inc.	90,611	3,992,321
*	Century Therapeutics, Inc.	24,809	113,377
*	Certara, Inc.	5,978	115,973
*	Champions Oncology, Inc.	13,732	56,439
*	Chimerix, Inc.	5,327	9,429
*	Chinook Therapeutics, Inc.	386,958	9,778,429
#*	Clover Health Investments Corp.	50,446	67,093
*	Cogent Biosciences, Inc.	135,354	2,038,431
#*	Collegium Pharmaceutical, Inc.	232,091	6,517,115
#*	Community Health Systems, Inc.	179,947	939,323
*	Computer Programs & Systems, Inc.	99,033	2,909,590
*	Concert Pharmaceuticals, Inc.	189,406	1,579,646
*	Conformis, Inc.	4,147	10,492
#	CONMED Corp.	60,374	5,781,414
#*	Corcept Therapeutics, Inc.	464,405	10,616,298

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CorVel Corp.	184,423	$32,856,802
#*	Crinetics Pharmaceuticals, Inc.	138,932	2,724,457
*	Cross Country Healthcare, Inc.	296,441	8,226,238
#*	CryoPort, Inc.	96,322	2,199,031
*	Cue Biopharma, Inc.	98,690	337,520
*	Cullinan Oncology, Inc.	27,725	322,719
*	Cumberland Pharmaceuticals, Inc.	66,384	179,237
#*††	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	9,158	318,973
#*	Cymabay Therapeutics, Inc.	320,927	2,692,578
*	Day One Biopharmaceuticals, Inc.	13,121	285,644
*	Deciphera Pharmaceuticals, Inc.	344,178	5,854,468
#*	Definitive Healthcare Corp.	6,830	84,555
#*	Design Therapeutics, Inc.	43,817	343,963
*	Dominari Holdings, Inc.	4,484	17,308
	Durect Corp.	1,613	10,501
#*	Dynavax Technologies Corp.	618,459	7,038,063
*	Dyne Therapeutics, Inc.	164,500	2,401,700
*	Eagle Pharmaceuticals, Inc.	71,631	2,431,156
#*	Edgewise Therapeutics, Inc.	6,004	61,421
#*	Editas Medicine, Inc.	283,449	2,803,311
#*	Eiger BioPharmaceuticals, Inc.	230,308	437,585
*	Electromed, Inc.	42,463	458,176
#	Embecta Corp.	197,914	5,222,950
*	Enanta Pharmaceuticals, Inc.	135,426	7,229,040
*	Enovis Corp.	135,983	8,560,130
#*	Enzo Biochem, Inc.	358,375	480,222
*	Eterna Therapeutics, Inc.	5,904	28,339
*	Evolent Health, Inc., Class A	466,953	15,045,226
*	Fate Therapeutics, Inc.	86,962	518,294
*	FibroGen, Inc.	1,050	24,780
#*	Figs, Inc., Class A	429,035	3,839,863
*	FONAR Corp.	61,961	1,117,157
#*	Frequency Therapeutics, Inc.	16,338	74,175
#*	Fulcrum Therapeutics, Inc.	98,996	1,248,340
#*	Fulgent Genetics, Inc.	127,362	4,302,288
#*	G1 Therapeutics, Inc.	34,246	273,283
#*	Generation Bio Co.	67,417	397,760
*	Glaukos Corp.	124,085	6,086,369
#*	GlycoMimetics, Inc.	5,628	16,377
#*	GoodRx Holdings, Inc., Class A	22,064	123,338
#*	Gritstone bio, Inc.	37,460	119,123
*	Haemonetics Corp.	19,874	1,681,340
#*	Harmony Biosciences Holdings, Inc.	90,921	4,379,665
*	Harrow Health, Inc.	46,084	692,182
*	Harvard Bioscience, Inc.	241,609	719,995
*	HealthStream, Inc.	263,522	6,371,962
#*	Heska Corp.	45,038	4,028,199
*	Ideaya Biosciences, Inc.	173,298	2,951,265
*	IGM Biosciences, Inc.	4,308	97,921
*	ImmunoGen, Inc.	628,612	2,891,615
	Immunome, Inc.	1,437	7,559
*	Immunovant, Inc.	104,736	1,861,159
*	InfuSystem Holdings, Inc.	103,227	1,034,335
#*	Inmune Bio, Inc.	5,679	48,726
*	Innoviva, Inc.	452,026	5,718,129
*	Inogen, Inc.	142,370	3,321,492
*	Inovio Pharmaceuticals, Inc.	39,370	65,354
*	Integer Holdings Corp.	135,189	8,896,788

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Iovance Biotherapeutics, Inc.	615,564	$4,899,889
#	iRadimed Corp.	31,060	1,161,644
#*	IRIDEX Corp.	37,623	82,394
#*	Ironwood Pharmaceuticals, Inc.	1,044,144	12,028,539
*	iTeos Therapeutics, Inc.	42,745	893,370
*	Iterum Therapeutics PLC	4,700	6,533
*	IVERIC bio, Inc.	335,285	7,745,083
*	Janux Therapeutics, Inc.	2,981	66,208
*	Joint Corp.	29,967	544,500
#*	Jounce Therapeutics, Inc.	15,869	18,567
#*	KalVista Pharmaceuticals, Inc.	53,658	427,118
#*	KemPharm, Inc.	4,679	25,547
*	Kewaunee Scientific Corp.	26,379	426,285
*	Kezar Life Sciences, Inc.	45,641	327,246
*	Kiniksa Pharmaceuticals Ltd., Class A	91,420	1,321,933
#*	Kinnate Biopharma, Inc.	3,384	25,482
*	Kodiak Sciences, Inc.	143,706	1,161,144
#*	KORU Medical Systems, Inc.	3,700	14,726
#*	Krystal Biotech, Inc.	144,924	12,046,083
*	Kura Oncology, Inc.	395,602	5,467,220
#*	Kymera Therapeutics, Inc.	134,536	5,028,956
*	Larimar Therapeutics, Inc.	20,701	102,263
#	LeMaitre Vascular, Inc.	171,467	8,089,813
*	LENSAR, Inc.	81,309	239,048
*	Lexicon Pharmaceuticals, Inc.	54,458	121,986
#*	LifeStance Health Group, Inc.	36,959	195,144
*	Ligand Pharmaceuticals, Inc.	96,617	6,734,205
#*	Liquidia Corp.	20,267	133,762
*	Lisata Therapeutics, Inc.	1,588	5,685
#*	LivaNova PLC	114,267	6,421,805
*	Lyell Immunopharma, Inc.	21,010	68,703
#*	MacroGenics, Inc.	212,870	1,228,260
*	MeiraGTx Holdings PLC	23,995	200,598
*	Meridian Bioscience, Inc.	251,752	8,559,568
*	Merit Medical Systems, Inc.	71	5,066
#*	Merrimack Pharmaceuticals, Inc.	148,849	1,725,160
*	Mersana Therapeutics, Inc.	76,583	503,916
#	Mesa Laboratories, Inc.	8,979	1,746,775
*	Microbot Medical, Inc.	32,120	100,214
*	Milestone Pharmaceuticals, Inc.	44,769	163,855
*	ModivCare, Inc.	115,462	12,384,454
#*	Morphic Holding, Inc.	60,524	1,980,951
*	Myriad Genetics, Inc.	476,217	9,390,999
	National HealthCare Corp.	111,929	6,664,253
#	National Research Corp.	222,620	10,334,020
*	Nektar Therapeutics	437,525	1,190,068
*	NeoGenomics, Inc.	337,239	4,006,399
*	Neuronetics, Inc.	46,605	274,037
#*	Nevro Corp.	45,357	1,665,509
#*	Nexgel, Inc.	43	63
*	NextCure, Inc.	24,502	40,918
#*	NextGen Healthcare, Inc.	504,172	9,589,351
#*	NGM Biopharmaceuticals, Inc.	244,282	1,280,038
#*	Nkarta, Inc.	31,068	165,592
*	Nurix Therapeutics, Inc.	108,404	1,332,285
#*	NuVasive, Inc.	259,864	11,849,798
#*	Ocular Therapeutix, Inc.	40,084	156,728
*	Olema Pharmaceuticals, Inc.	37,454	180,903
*	OmniAb, Inc.	466,208	1,930,101

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OmniAb, Inc.	35,754	$0
*	OmniAb, Inc.	35,754	0
	OpGen, Inc.	12,132	22,080
*	Opiant Pharmaceuticals, Inc.	15,320	309,158
#*	OPKO Health, Inc.	1,628,374	2,100,602
#*	OptimizeRx Corp.	900	16,155
*	OraSure Technologies, Inc.	192,528	1,074,306
*	Orthofix Medical, Inc.	59,883	1,295,269
#*	OrthoPediatrics Corp.	119,685	5,640,754
#*	Outset Medical, Inc.	18,255	513,331
	Owens & Minor, Inc.	467,416	9,226,792
#*	Pacific Biosciences of California, Inc.	443,459	4,917,960
*	Pacira BioSciences, Inc.	185,175	7,271,822
	Patterson Cos., Inc.	478,529	14,446,790
#*††	PDL BioPharma, Inc.	616,320	1,509,984
*	PDS Biotechnology Corp.	14,335	119,411
*	Pediatrix Medical Group, Inc.	655,186	10,057,105
*	Pennant Group, Inc.	236,375	3,058,692
	Phibro Animal Health Corp., Class A	138,747	2,136,704
*	Phreesia, Inc.	154,574	5,794,979
*	Pliant Therapeutics, Inc.	50,165	1,757,782
#*	PMV Pharmaceuticals, Inc.	111,448	913,874
#*	Poseida Therapeutics, Inc.	109,515	762,224
*	Precigen, Inc.	10,506	17,020
#*	Prelude Therapeutics, Inc.	2,935	18,725
*	Prestige Consumer Healthcare, Inc.	310,082	20,390,992
*	Pro-Dex, Inc.	376	6,392
††	Progenic Pharmaceuticals, Inc.	86,844	99,871
#	ProPhase Labs, Inc.	2,990	24,458
*	Protagonist Therapeutics, Inc.	210,824	2,801,851
*	Prothena Corp. PLC	223,432	12,635,080
	Psychemedics Corp.	3,770	21,112
#*	Pulmonx Corp.	52,937	470,610
*	Puma Biotechnology, Inc.	23,227	99,876
*	Quanterix Corp.	20,343	287,447
*	RadNet, Inc.	388,934	8,187,061
*	Rain Oncology, Inc.	5,737	51,518
*	Rallybio Corp.	13,227	91,795
#*	RAPT Therapeutics, Inc.	71,957	2,090,351
#*	Recursion Pharmaceuticals, Inc., Class A	117,247	976,667
*	REGENXBIO, Inc.	258,311	5,995,398
#*	Relay Therapeutics, Inc.	195,892	4,203,842
*	Replimune Group, Inc.	230,627	6,422,962
#*	REVOLUTION Medicines, Inc.	465,369	12,443,967
#*	Rhythm Pharmaceuticals, Inc.	9,548	261,138
*	Rocket Pharmaceuticals, Inc.	346,622	7,532,096
*	RxSight, Inc.	18,095	253,330
*	Sage Therapeutics, Inc.	154,515	6,851,195
#*	Sana Biotechnology, Inc.	15,395	70,201
*	Sangamo Therapeutics, Inc.	498,730	1,740,568
#*	Schrodinger, Inc.	333,151	8,055,591
#*	scPharmaceuticals, Inc.	24,981	154,383
#*	Seer, Inc.	47,704	217,053
	Select Medical Holdings Corp.	143,174	4,162,068
*	Semler Scientific, Inc.	10,019	392,845
#*	Sensus Healthcare, Inc.	27,280	249,339
#*	SI-BONE, Inc.	113,160	1,927,115
#	SIGA Technologies, Inc.	219,490	1,608,862
#*	Sight Sciences, Inc.	9,445	108,712

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Simulations Plus, Inc.	118,341	$4,868,549
*	Solid Biosciences, Inc.	6,277	47,580
#*	Sonida Senior Living, Inc.	5,620	79,973
#*	SpringWorks Therapeutics, Inc.	126,505	3,972,257
#*	STAAR Surgical Co.	7,581	534,840
*	Stoke Therapeutics, Inc.	25,717	256,141
††	Strongbridge LLC	9,014	3,207
*	Supernus Pharmaceuticals, Inc.	314,990	12,917,740
#*	Surgery Partners, Inc.	5,253	174,400
*	Surmodics, Inc.	121,677	3,420,340
*	Sutro Biopharma, Inc.	191,705	1,387,944
*	Syndax Pharmaceuticals, Inc.	388,156	11,140,077
#*	Tactile Systems Technology, Inc.	48,568	629,927
*	Taro Pharmaceutical Industries Ltd.	41,263	1,230,463
*	Tarsus Pharmaceuticals, Inc.	49,361	777,929
*	TCR2 Therapeutics, Inc.	21,469	31,130
*	Terns Pharmaceuticals, Inc.	41,988	380,831
#*	TransMedics Group, Inc.	57,360	3,614,827
#*	Twist Bioscience Corp.	107,137	3,073,761
*††	U.S. Diagnostic, Inc.	3	0
	U.S. Physical Therapy, Inc.	94,167	9,336,658
*	UFP Technologies, Inc.	35,698	4,059,934
	Utah Medical Products, Inc.	46,317	4,267,185
*	Vanda Pharmaceuticals, Inc.	57,403	440,855
*	Varex Imaging Corp.	195,136	4,193,473
*	Vaxcyte, Inc.	115,279	5,227,903
#*	Vera Therapeutics, Inc.	5,418	45,945
*	Veracyte, Inc.	341,716	8,587,323
*	Veradigm, Inc.	1,011,644	18,118,544
#*	Vericel Corp.	198,353	5,448,757
*	Verrica Pharmaceuticals, Inc.	3,115	14,391
#*	ViewRay, Inc.	545,140	2,502,193
*	Viking Therapeutics, Inc.	12,327	107,985
*	Viracta Therapeutics, Inc.	52,996	110,232
*	Viridian Therapeutics, Inc.	4,227	154,370
*	Voyager Therapeutics, Inc.	25,611	241,768
*	Werewolf Therapeutics, Inc.	4,240	16,960
#*	XBiotech, Inc.	15,235	66,272
#*	Xencor, Inc.	305,700	10,063,644
#*	Xenon Pharmaceuticals, Inc.	28,743	1,123,564
#*	XOMA Corp.	7,845	159,175
*	Y-mAbs Therapeutics, Inc.	4,469	20,066
*	Zentalis Pharmaceuticals, Inc.	6,133	144,739
#††	Zogenix, Inc.	70,039	47,627
#*	Zymeworks, Inc.	24,890	235,210
TOTAL HEALTH CARE			842,732,422
INDUSTRIALS — (17.0%)
#*	3D Systems Corp.	129,146	1,402,526
	AAON, Inc.	232,083	17,712,575
*	AAR Corp.	264,917	13,627,331
	ABM Industries, Inc.	178,836	8,389,197
	ACCO Brands Corp.	401,338	2,548,496
	Acme United Corp.	32,984	778,422
#*	ACV Auctions, Inc., Class A	157,929	1,547,704
*	Aerojet Rocketdyne Holdings, Inc.	2,093	117,041
*	AeroVironment, Inc.	151,819	13,507,336
*	AerSale Corp.	2,484	46,227
*	Air Transport Services Group, Inc.	442,032	12,513,926

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alamo Group, Inc.	91,149	$14,262,084
	Albany International Corp., Class A	204,053	22,884,544
	Allied Motion Technologies, Inc.	107,019	4,349,252
	Alta Equipment Group, Inc.	46,960	795,972
	Altra Industrial Motion Corp.	22,073	1,347,998
#*	Ameresco, Inc., Class A	155,020	9,994,139
#*	American Superconductor Corp.	5,452	29,604
*	American Woodmark Corp.	129,866	7,440,023
	Apogee Enterprises, Inc.	197,436	9,247,902
	ARC Document Solutions, Inc.	2,639	9,210
	ArcBest Corp.	191,857	16,010,467
	Arcosa, Inc.	74,111	4,392,559
	Argan, Inc.	120,680	4,705,313
	Astec Industries, Inc.	173,758	7,669,678
*	Astronics Corp.	124,567	1,849,820
#*	Astronics Corp., Class B	36,903	544,319
#*	Atlas Air Worldwide Holdings, Inc.	131,296	13,419,764
#*	AZEK Co., Inc.	129,362	3,121,505
	AZZ, Inc.	55,761	2,368,727
#*	Babcock & Wilcox Enterprises, Inc.	60,794	403,672
#	Barnes Group, Inc.	152,253	6,738,718
	Barrett Business Services, Inc.	35,227	3,500,859
*	Beacon Roofing Supply, Inc.	177,273	10,083,288
	BGSF, Inc.	24,683	357,410
*	Blue Bird Corp.	7,371	106,880
*	BlueLinx Holdings, Inc.	45,738	3,970,973
	Boise Cascade Co.	282,825	21,203,390
	Brady Corp., Class A	92,892	4,966,935
	Brink's Co.	22,152	1,453,171
#*	Broadwind, Inc.	7,587	40,970
*	Casella Waste Systems, Inc., Class A	42,457	3,401,655
*	CBIZ, Inc.	406,188	19,330,487
*	CECO Environmental Corp.	251,431	3,618,092
	Chicago Rivet & Machine Co.	17,700	512,238
*	CIRCOR International, Inc.	62,882	1,738,687
*	Civeo Corp.	20,784	711,852
	Columbus McKinnon Corp.	162,185	5,830,551
	Comfort Systems USA, Inc.	246,507	29,837,207
*	Commercial Vehicle Group, Inc.	56,548	473,872
	CompX International, Inc.	20,561	389,425
*	Concrete Pumping Holdings, Inc.	51,965	422,995
*	Construction Partners, Inc., Class A	180,874	5,116,925
#*	Copa Holdings SA, Class A	59,565	5,484,745
#	Costamare, Inc.	724,227	7,350,904
	Covenant Logistics Group, Inc.	79,516	2,636,751
	CRA International, Inc.	82,906	9,852,549
	CSW Industrials, Inc.	64,230	8,684,538
*	Daseke, Inc.	79,240	553,095
	Deluxe Corp.	33,153	662,728
*	Distribution Solutions Group, Inc.	67,916	2,804,931
*	DLH Holdings Corp.	42,167	519,076
	Douglas Dynamics, Inc.	198,169	8,008,009
*	Ducommun, Inc.	98,591	5,696,588
#*	DXP Enterprises, Inc.	113,185	3,429,506
*	Dycom Industries, Inc.	57,354	5,469,851
#	Eagle Bulk Shipping, Inc.	67,026	3,839,249
#	Eastern Co.	56,600	1,228,220
	Encore Wire Corp.	157,161	25,370,500
*	Energy Recovery, Inc.	277,548	6,142,137

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	274,712	$7,290,857
	EnerSys	32,693	2,714,173
	Eneti, Inc.	10,100	106,959
	Ennis, Inc.	219,027	4,652,134
	EnPro Industries, Inc.	125,591	15,205,302
	ESCO Technologies, Inc.	174,924	17,219,519
*	Espey Mfg. & Electronics Corp.	35,187	564,048
#*	EVI Industries, Inc.	33,694	686,010
	Federal Signal Corp.	439,096	23,381,862
#*	First Advantage Corp.	40,771	565,901
*	Forrester Research, Inc.	192,371	7,129,269
	Forward Air Corp.	191,213	20,622,322
*	Franklin Covey Co.	148,131	6,873,278
#*	FuelCell Energy, Inc.	303,295	1,110,060
*	Gates Industrial Corp. PLC	39,764	525,282
#	Genco Shipping & Trading Ltd.	160,727	2,915,588
*	Gencor Industries, Inc.	45,302	482,013
*	Gibraltar Industries, Inc.	212,636	11,390,911
	Global Industrial Co.	297,670	7,825,744
*	GMS, Inc.	223,238	13,242,478
	Gorman-Rupp Co.	234,749	6,744,339
*	Graham Corp.	86,246	836,586
#	Granite Construction, Inc.	297,076	12,649,496
*	Great Lakes Dredge & Dock Corp.	479,745	3,300,646
#	Greenbrier Cos., Inc.	238,729	7,381,501
	Griffon Corp.	417,724	17,076,557
	H&E Equipment Services, Inc.	280,843	14,292,100
*	Hawaiian Holdings, Inc.	144,419	1,779,242
#*	Hayward Holdings, Inc.	24,552	331,206
#	Healthcare Services Group, Inc.	290,980	3,919,501
	Heartland Express, Inc.	358,523	6,030,357
	Heidrick & Struggles International, Inc.	149,469	4,597,666
	Helios Technologies, Inc.	244,713	16,151,058
	Herc Holdings, Inc.	64,636	10,039,264
*	Heritage-Crystal Clean, Inc.	112,881	4,199,173
	Hillenbrand, Inc.	89,764	4,206,341
	HireQuest, Inc.	878	18,895
#	HNI Corp.	161,669	5,136,224
*	Hub Group, Inc., Class A	220,852	18,832,050
*	Hudson Global, Inc.	4,143	103,368
#*	Hudson Technologies, Inc.	138,373	1,412,788
	Hurco Cos., Inc.	57,082	1,609,712
*	Huron Consulting Group, Inc.	170,273	11,585,375
	Hyster-Yale Materials Handling, Inc.	96,179	3,119,085
	ICF International, Inc.	129,423	13,225,736
*	IES Holdings, Inc.	156,480	6,229,469
#*	Innovative Solutions & Support, Inc.	137,613	1,144,940
	Insteel Industries, Inc.	156,860	4,704,231
	Interface, Inc.	456,383	5,193,639
*	JetBlue Airways Corp.	98,835	790,680
	Kadant, Inc.	84,503	17,219,176
	Kaman Corp.	203,090	5,121,930
*	KAR Auction Services, Inc.	427,412	6,223,119
	Kelly Services, Inc., Class A	312,666	5,659,255
	Kennametal, Inc.	305,741	8,713,619
	Kforce, Inc.	169,253	9,500,171
	Kimball International, Inc., Class B	73,133	541,184
	Korn Ferry	105,485	5,695,135
*	Kratos Defense & Security Solutions, Inc.	406,858	4,658,524

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	LB Foster Co., Class A	106,188	$1,256,204
*	Limbach Holdings, Inc.	97,186	1,250,784
	Lindsay Corp.	81,445	12,755,916
*	LS Starrett Co., Class A	1,982	16,510
	LSI Industries, Inc.	239,767	3,292,001
	Luxfer Holdings PLC	47,345	783,560
*	Manitex International, Inc.	42,116	171,833
*	Manitowoc Co., Inc.	136,657	1,872,201
	Marten Transport Ltd.	621,259	13,723,611
*	Masonite International Corp.	109,369	9,976,640
*	Mastech Digital, Inc.	59,786	800,875
*	Matrix Service Co.	202,384	1,633,239
	Matson, Inc.	225,848	14,933,070
	Matthews International Corp., Class A	71,355	2,642,989
	Maxar Technologies, Inc.	48,269	2,494,059
	McGrath RentCorp	184,266	18,341,838
*	Mercury Systems, Inc.	50,088	2,503,649
	Miller Industries, Inc.	87,308	2,532,805
	MillerKnoll, Inc.	52,317	1,249,330
*	Mistras Group, Inc.	21,945	116,309
#*	Montrose Environmental Group, Inc.	52,897	2,864,902
	Moog, Inc., Class A	54,079	5,154,810
*	MRC Global, Inc.	429,849	5,845,946
	Mueller Industries, Inc.	78,251	5,129,353
	Mueller Water Products, Inc., Class A	903,193	11,425,391
*	MYR Group, Inc.	136,039	13,476,023
	National Presto Industries, Inc.	41,960	3,214,556
	NL Industries, Inc.	47,842	337,765
*	Northwest Pipe Co.	91,196	3,410,730
*	NOW, Inc.	589,960	8,283,038
*	NV5 Global, Inc.	68,516	9,132,498
#	Omega Flex, Inc.	92,135	9,793,951
*	Orion Group Holdings, Inc.	212,448	609,726
	P&F Industries, Inc., Class A	2,656	14,767
*	PAM Transportation Services, Inc.	163,228	4,725,451
	Pangaea Logistics Solutions Ltd.	19,459	118,116
#	Park Aerospace Corp.	154,127	2,143,907
	Park-Ohio Holdings Corp.	117,622	1,558,492
*	Patriot Transportation Holding, Inc.	31,961	253,131
#*	Perma-Fix Environmental Services, Inc.	1,994	8,275
*	Perma-Pipe International Holdings, Inc.	55,119	555,600
*	PGT Innovations, Inc.	440,554	9,560,022
	Powell Industries, Inc.	112,544	4,467,997
	Preformed Line Products Co.	51,179	4,520,641
	Primoris Services Corp.	361,141	9,606,351
#*	Proterra, Inc.	27,836	141,964
#*	Proto Labs, Inc.	66,468	2,033,921
*	Quad/Graphics, Inc.	361,051	1,592,235
	Quanex Building Products Corp.	278,645	7,214,119
#*	Quest Resource Holding Corp.	1,700	11,730
*	Radiant Logistics, Inc.	158,824	891,003
#*	RCM Technologies, Inc.	21,574	288,013
#*	Red Violet, Inc.	1,887	44,863
*	Resideo Technologies, Inc.	107,136	2,060,225
	Resources Connection, Inc.	236,483	4,084,061
#	REV Group, Inc.	200,408	2,567,226
	Rush Enterprises, Inc., Class A	282,726	15,213,486
#	Rush Enterprises, Inc., Class B	135,663	7,891,517
#*	Servotronics, Inc.	24,804	278,680

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Shyft Group, Inc.	272,634	$9,075,986
*	SIFCO Industries, Inc.	45,608	158,716
#*	SkyWest, Inc.	10,942	227,156
*	SP Plus Corp.	178,296	6,723,542
#	Spirit Airlines, Inc.	103,083	2,045,167
*	SPX Technologies, Inc.	221,779	16,635,643
	Standex International Corp.	87,438	10,105,210
*	Sterling Infrastructure, Inc.	144,036	5,241,470
	Tecnoglass, Inc.	51,312	1,756,923
	Tennant Co.	138,250	9,695,473
	Terex Corp.	171,708	8,751,957
	Textainer Group Holdings Ltd.	264,433	8,964,279
*	Thermon Group Holdings, Inc.	116,801	2,700,439
#*	Titan International, Inc.	395,672	6,603,766
*	Titan Machinery, Inc.	108,216	4,755,011
#*	Transcat, Inc.	44,874	3,747,877
	Trinity Industries, Inc.	278,282	8,006,173
*	TrueBlue, Inc.	317,053	6,223,750
*	Twin Disc, Inc.	88,449	893,335
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	124,572	503,271
	Universal Logistics Holdings, Inc.	99,088	3,559,241
*	V2X, Inc.	99,374	4,388,356
	Veritiv Corp.	173,696	21,718,948
*	Viad Corp.	43,888	1,296,890
*	Vicor Corp.	20,151	1,399,084
*	Virco Mfg. Corp.	133,476	654,032
	VSE Corp.	69,676	3,825,212
	Wabash National Corp.	457,466	11,784,324
	Werner Enterprises, Inc.	163,849	7,695,988
#*	Willdan Group, Inc.	27,036	514,765
#*	Willis Lease Finance Corp.	74,923	4,344,785
TOTAL INDUSTRIALS			1,239,923,012
INFORMATION TECHNOLOGY — (11.6%)
#*	8x8, Inc.	21,058	99,183
#*	908 Devices, Inc.	2,897	27,000
#	A10 Networks, Inc.	428,576	6,634,356
*	ACI Worldwide, Inc.	307,805	8,596,994
*	ADDvantage Technologies Group, Inc.	79,262	114,930
	Adeia, Inc.	247,901	2,714,516
	ADTRAN Holdings, Inc.	338,948	6,395,949
#	Advanced Energy Industries, Inc.	58,288	5,405,629
*	Agilysys, Inc.	187,965	15,706,355
*	Airgain, Inc.	60,198	481,584
*	Alarm.com Holdings, Inc.	47,794	2,561,758
*	Alithya Group, Inc., Class A	105,048	183,834
*	Alkami Technology, Inc.	6,091	99,710
*	Alpha & Omega Semiconductor Ltd.	197,602	6,512,962
*	Ambarella, Inc.	129,762	11,657,818
	American Software, Inc., Class A	231,045	3,514,194
*	Amtech Systems, Inc.	72,587	786,117
*	Arlo Technologies, Inc.	332,406	1,246,522
*	AstroNova, Inc.	59,126	783,419
*	Asure Software, Inc.	14,017	149,001
	Autoscope Technologies Corp.	692	2,863
*	Aviat Networks, Inc.	25,022	809,462
#*	Avid Technology, Inc.	284,160	8,612,890
*	AvidXchange Holdings, Inc.	75,265	836,947

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aware, Inc.	106,294	$190,266
*	Axcelis Technologies, Inc.	243,686	26,793,276
*	AXT, Inc.	316,343	1,863,260
	Badger Meter, Inc.	199,391	23,109,417
	Bel Fuse, Inc., Class A	33,047	1,333,446
	Bel Fuse, Inc., Class B	83,530	3,294,423
	Belden, Inc.	204,973	16,621,261
	Benchmark Electronics, Inc.	296,235	8,291,618
	BK Technologies Corp.	34,205	131,005
*	Blackbaud, Inc.	109,689	6,823,753
*	Blend Labs, Inc., Class A	4,657	7,731
*	Brightcove, Inc.	148,868	943,823
*	CalAmp Corp.	23,610	109,314
*	Calix, Inc.	329,268	17,332,667
*	Cambium Networks Corp.	94,860	2,032,850
*	Cantaloupe, Inc.	70,501	358,850
*	Casa Systems, Inc.	37,382	127,846
	Cass Information Systems, Inc.	95,148	4,620,387
*	Cerence, Inc.	4,903	120,222
*	CEVA, Inc.	161,558	5,350,801
*	Clearfield, Inc.	101,696	7,267,196
	Climb Global Solutions, Inc.	32,917	1,246,896
*	Cognyte Software Ltd.	3,320	12,583
*	Cohu, Inc.	288,294	10,401,648
*	CommScope Holding Co., Inc.	848,841	7,130,264
*	CommVault Systems, Inc.	116,269	7,235,420
*	Computer Task Group, Inc.	250,505	1,791,111
	Comtech Telecommunications Corp.	43,291	686,595
*	Conduent, Inc.	280,039	1,335,786
*	Consensus Cloud Solutions, Inc.	84,939	4,991,865
#*	CoreCard Corp.	5,645	188,995
	CSG Systems International, Inc.	226,031	13,487,270
	CSP, Inc.	49,891	541,317
	CTS Corp.	254,031	11,306,920
*	CVD Equipment Corp.	38,740	472,241
*	Daktronics, Inc.	159,466	664,973
*	Data I/O Corp.	65,230	274,618
*	Digi International, Inc.	251,019	8,532,136
*	Digimarc Corp.	2,227	44,495
#*	Digital Turbine, Inc.	126,464	2,195,415
#*	Diodes, Inc.	117,656	10,493,739
#*	Duck Creek Technologies, Inc.	72,790	1,377,915
*	DZS, Inc.	72,943	926,376
#	Ebix, Inc.	62,398	1,189,306
*	Edgio, Inc.	228,983	359,503
*	eGain Corp.	119,256	1,159,168
*	Electro-Sensors, Inc.	4,550	19,656
#*	EMCORE Corp.	68,163	84,522
*	EngageSmart, Inc.	30,173	594,408
#*	Envestnet, Inc.	96,744	6,288,360
*	ePlus, Inc.	206,398	10,274,492
*	EverCommerce, Inc.	3,049	31,496
*	Everspin Technologies, Inc.	48,999	338,093
	EVERTEC, Inc.	293,666	10,848,022
*	Evo Payments, Inc., Class A	58,046	1,966,018
*	ExlService Holdings, Inc.	30,176	5,148,026
*	Extreme Networks, Inc.	617,687	11,136,897
*	Fabrinet	156,606	20,618,746
*	FARO Technologies, Inc.	114,011	3,133,022

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Fastly, Inc., Class A	164,918	$1,706,901
*	Flywire Corp.	65,530	1,767,344
*	FormFactor, Inc.	482,486	13,577,156
	Frequency Electronics, Inc.	67,479	404,874
*	Grid Dynamics Holdings, Inc.	23,898	299,203
*	GSI Technology, Inc.	121,932	248,741
	Hackett Group, Inc.	317,440	7,015,424
*	Harmonic, Inc.	861,681	11,348,339
#*	I3 Verticals, Inc., Class A	134,331	3,884,853
*	IBEX Holdings Ltd.	19,540	521,523
#*	Ichor Holdings Ltd.	85,419	2,887,162
*	Identiv, Inc.	47,873	417,453
	Immersion Corp.	32,971	241,348
#*	Infinera Corp.	1,917	14,032
	Information Services Group, Inc.	49,851	261,219
#*	Innodata, Inc.	48,509	213,440
#*	Insight Enterprises, Inc.	195,134	21,995,504
#*	Intapp, Inc.	761	22,054
	InterDigital, Inc.	73,068	5,111,107
*	International Money Express, Inc.	250,412	5,699,377
*	inTEST Corp.	81,789	1,063,257
*	Intevac, Inc.	126,387	867,015
*	IonQ, Inc.	19,907	88,387
*	Iteris, Inc.	145,973	540,100
#*	Itron, Inc.	98,516	5,661,715
#*	Jamf Holding Corp.	141,408	2,809,777
*	JFrog Ltd.	5,530	142,176
*	Key Tronic Corp.	10,667	49,495
#*	Kimball Electronics, Inc.	183,859	4,692,082
*	Knowles Corp.	661,343	12,717,626
#	Kulicke & Soffa Industries, Inc.	372,420	19,030,662
*	KVH Industries, Inc.	124,002	1,271,020
*	Kyndryl Holdings, Inc.	327,418	4,384,127
*	Lantronix, Inc.	13,388	67,609
#*	LGL Group, Inc.	51,187	230,853
*	LiveRamp Holdings, Inc.	88,570	2,370,133
*	Luna Innovations, Inc.	121,972	1,078,232
*	Magnachip Semiconductor Corp.	112,758	1,195,235
*	MaxLinear, Inc.	306,004	12,607,365
*	MeridianLink, Inc.	42,991	682,697
	Methode Electronics, Inc.	275,786	13,166,024
#*	Mitek Systems, Inc.	198,644	1,958,630
#*	Model N, Inc.	142,253	5,641,754
*	MoneyGram International, Inc.	223,425	2,406,287
#*	M-Tron Industries, Inc.	25,593	258,617
#*	N-able, Inc.	539,178	5,537,358
#*	Napco Security Technologies, Inc.	371,440	10,760,617
#*	Neonode, Inc.	4,229	34,974
*	NETGEAR, Inc.	227,238	4,537,943
#*	NetScout Systems, Inc.	429,733	13,794,429
#*	NetSol Technologies, Inc.	29,140	88,586
	Network-1 Technologies, Inc.	41,388	92,295
#*	NextNav, Inc.	8,615	25,500
*	nLight, Inc.	42,764	530,274
	NVE Corp.	26,353	1,920,343
#*	Olo, Inc., Class A	8,581	68,820
*	ON24, Inc.	84,986	788,670
*	Ondas Holdings, Inc.	6,456	12,847
*	OneSpan, Inc.	32,961	455,191

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Optical Cable Corp.	27,967	$113,966
*	OSI Systems, Inc.	130,061	12,318,077
#*	PAR Technology Corp.	91,988	3,126,672
*	Paya Holdings, Inc.	410,490	3,989,963
*	Paymentus Holdings, Inc., Class A	1,423	12,366
	PC Connection, Inc.	152,022	7,453,639
	PCTEL, Inc.	127,958	592,446
*	PDF Solutions, Inc.	170,662	5,423,638
*	Perficient, Inc.	165,810	12,293,153
	PFSweb, Inc.	98,289	654,605
*	Photronics, Inc.	339,230	6,146,848
#*	Pixelworks, Inc.	23,851	50,803
*	Plexus Corp.	205,049	19,682,653
#	Progress Software Corp.	298,601	15,837,797
*	Rambus, Inc.	705,710	28,560,084
*	Remitly Global, Inc.	11,045	133,203
#*	Repay Holdings Corp.	24,954	243,052
*	RF Industries Ltd.	63,848	335,840
#*	Ribbon Communications, Inc.	648,906	2,277,660
	Richardson Electronics Ltd.	103,699	2,317,673
#*	Rimini Street, Inc.	178,972	805,374
*	Rogers Corp.	77,667	10,841,537
*	Sanmina Corp.	275,638	16,794,623
	Sapiens International Corp. NV	210,354	4,766,622
*	ScanSource, Inc.	243,771	8,027,379
#*	SEMrush Holdings, Inc., Class A	2,967	28,988
#*	ShotSpotter, Inc.	23,492	905,617
*	SigmaTron International, Inc.	9,385	35,475
#*	SMART Global Holdings, Inc.	302,404	5,198,325
#*	Smith Micro Software, Inc.	21,195	68,884
*	SolarWinds Corp.	157,128	1,596,420
*	Squarespace, Inc., Class A	24,439	579,693
††	SRAX, Inc.	29,242	2,924
*	Stratasys Ltd.	206,766	2,962,957
*	Sumo Logic, Inc.	515,417	6,097,383
#*	Super Micro Computer, Inc.	202,263	14,629,683
#*	TaskUS, Inc., Class A	27,083	505,098
#*	Telos Corp.	113,887	552,352
*	TESSCO Technologies, Inc.	8,266	40,090
#*	TransAct Technologies, Inc.	75,004	565,530
#*	Trio-Tech International	2,853	14,693
*	TSR, Inc.	51,284	429,760
	TTEC Holdings, Inc.	76,075	3,867,653
*	TTM Technologies, Inc.	752,614	11,831,092
#*	Tucows, Inc., Class A	14,356	476,189
#*	Turtle Beach Corp.	2,100	19,950
*	Ultra Clean Holdings, Inc.	267,586	9,004,269
*	Unisys Corp.	3,081	16,668
#*	Veeco Instruments, Inc.	341,997	6,792,060
#*	Verint Systems, Inc.	102,479	3,891,128
#*	Verra Mobility Corp.	351,759	5,427,641
*	Vertex, Inc., Class A	106,495	1,437,682
*	Viant Technology, Inc., Class A	3,501	15,895
*	Viasat, Inc.	72,326	2,491,631
*	Viavi Solutions, Inc.	183,316	2,071,471
	Vishay Intertechnology, Inc.	336,607	7,704,934
*	Vishay Precision Group, Inc.	106,087	4,580,837
	Vontier Corp.	169,563	3,905,036
*	Wireless Telecom Group, Inc.	9,852	19,014

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	226,090	$3,703,354
*	Xperi, Inc.	99,160	1,026,306
TOTAL INFORMATION TECHNOLOGY			845,747,849
MATERIALS — (5.0%)
#*	5E Advanced Materials, Inc.	1,371	13,504
	AdvanSix, Inc.	129,860	5,615,146
*	AgroFresh Solutions, Inc.	75,869	227,607
	Alpha Metallurgical Resources, Inc.	65,382	10,521,925
*	American Biltrite, Inc.	197	29,550
	American Vanguard Corp.	197,788	4,468,031
*	Arconic Corp.	83,786	1,969,809
*	Ascent Industries Co.	64,098	728,153
*	Aspen Aerogels, Inc.	7,607	79,874
#*	ATI, Inc.	341,316	12,420,489
	Avient Corp.	38,919	1,576,998
*	Bioceres Crop Solutions Corp.	15,939	199,237
	Carpenter Technology Corp.	256,503	12,386,530
*	Century Aluminum Co.	804,592	9,043,614
	Chase Corp.	73,821	6,967,226
*	Clearwater Paper Corp.	114,287	4,412,621
*	Coeur Mining, Inc.	1,034,004	4,022,276
	Compass Minerals International, Inc.	115,316	5,380,645
*	Core Molding Technologies, Inc.	45,561	710,752
*	Dakota Gold Corp.	1,585	5,563
*	Ecovyst, Inc.	630,026	6,608,973
#*	Ferroglobe PLC	687,616	3,266,176
	Fortitude Gold Corp.	56,138	359,283
	Friedman Industries, Inc.	73,974	829,249
	FutureFuel Corp.	251,858	2,334,724
	Gold Resource Corp.	23,503	40,660
	Greif, Inc., Class A	95,064	6,790,422
#	Greif, Inc., Class B	17,972	1,480,893
	Hawkins, Inc.	197,821	7,715,019
	Haynes International, Inc.	72,894	4,059,467
	Hecla Mining Co.	661,717	4,082,794
#††	IKONICS Corp.	1,808	9,582
*	Ingevity Corp.	103,923	8,567,412
	Innospec, Inc.	180,162	20,361,909
#*	Intrepid Potash, Inc.	65,543	2,145,222
	Kaiser Aluminum Corp.	121,347	10,620,289
	Koppers Holdings, Inc.	128,414	4,444,409
#	Kronos Worldwide, Inc.	335,197	3,905,045
*	LSB Industries, Inc.	459,381	5,838,733
	Materion Corp.	151,333	13,657,803
#	Mativ Holdings, Inc.	338,572	9,331,044
#	Mercer International, Inc.	458,269	5,833,764
	Minerals Technologies, Inc.	187,797	13,042,502
	Myers Industries, Inc.	308,235	7,422,299
	NewMarket Corp.	5,611	1,933,046
#	Nexa Resources SA	14,356	104,225
	Northern Technologies International Corp.	76,828	1,002,605
*	O-I Glass, Inc.	573,987	11,049,250
#	Olympic Steel, Inc.	91,634	4,053,888
#	Orion Engineered Carbons SA	218,519	4,593,269
	Pactiv Evergreen, Inc.	263,793	3,036,257
#	Quaker Chemical Corp.	16,435	3,235,558
#	Ramaco Resources, Inc.	140,977	1,470,390
*	Ranpak Holdings Corp.	2,678	20,513

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Rayonier Advanced Materials, Inc.	232,619	$1,612,050
*	Resolute Forest Products, Inc.	332,327	7,214,819
	Ryerson Holding Corp.	181,928	6,944,192
	Schnitzer Steel Industries, Inc., Class A	235,509	7,969,625
	Sensient Technologies Corp.	32,204	2,437,521
#*	Smith-Midland Corp.	560	12,051
	Stepan Co.	166,116	18,246,181
#*	Summit Materials, Inc., Class A	223,994	7,360,443
	SunCoke Energy, Inc.	412,466	3,757,565
	Sylvamo Corp.	194,403	9,239,975
*	TimkenSteel Corp.	342,359	6,734,202
#	Tredegar Corp.	215,222	2,610,643
	TriMas Corp.	329,648	10,149,862
	Tronox Holdings PLC	274,090	4,700,643
	United States Lime & Minerals, Inc.	58,620	8,898,516
*	Universal Stainless & Alloy Products, Inc.	45,031	364,301
	Warrior Met Coal, Inc.	214,407	8,121,737
	Worthington Industries, Inc.	148,180	8,426,997
TOTAL MATERIALS			368,827,547
REAL ESTATE — (0.8%)
#*	Altisource Portfolio Solutions SA	2,709	16,119
#*	AMREP Corp.	66,750	908,801
*	Anywhere Real Estate, Inc.	125,756	1,066,411
#*	CKX Lands, Inc.	15,043	150,278
#*	Compass, Inc., Class A	16,716	67,198
#*	Cushman & Wakefield PLC	192,401	2,776,346
	Douglas Elliman, Inc.	355,978	1,658,858
*	Five Point Holdings LLC, Class A	20,887	53,888
*	Forestar Group, Inc.	58,821	875,257
*	FRP Holdings, Inc.	89,566	5,030,922
*	InterGroup Corp.	1,046	48,085
*»	JW Mays, Inc.	2,700	115,371
	Kennedy-Wilson Holdings, Inc.	252,953	4,522,800
	Marcus & Millichap, Inc.	292,656	10,605,853
*	Maui Land & Pineapple Co., Inc.	54,922	497,044
	Newmark Group, Inc., Class A	391,554	3,355,618
*	Opendoor Technologies, Inc.	30,218	66,177
*	Rafael Holdings, Inc., Class B	115,738	238,420
	RE/MAX Holdings, Inc., Class A	55,541	1,266,890
	RMR Group, Inc., Class A	85,253	2,644,548
#	St. Joe Co.	421,390	19,847,469
#	Stratus Properties, Inc.	69,131	1,522,265
*	Tejon Ranch Co.	138,381	2,770,388
TOTAL REAL ESTATE			60,105,006
UTILITIES — (2.1%)
	ALLETE, Inc.	22,818	1,411,521
	American States Water Co.	100,166	9,432,632
#	Artesian Resources Corp., Class A	52,046	3,065,509
	Avista Corp.	251,373	10,029,783
	California Water Service Group	290,310	17,758,263
	Chesapeake Utilities Corp.	123,935	15,625,725
	Consolidated Water Co. Ltd.	96,411	1,412,421
	Genie Energy Ltd., Class B	210,566	2,305,698
#	Global Water Resources, Inc.	47,898	681,588
	MGE Energy, Inc.	131,963	9,647,815
#	Middlesex Water Co.	128,045	10,737,854

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Northwest Natural Holding Co.	208,310	$10,444,663
	NorthWestern Corp.	178,596	10,144,253
	Otter Tail Corp.	297,207	19,065,829
*	Pure Cycle Corp.	25,844	231,821
#	RGC Resources, Inc.	19,484	457,874
	SJW Group	182,599	14,134,989
#*	Sunnova Energy International, Inc.	221,470	4,314,236
	Unitil Corp.	116,438	6,074,570
#	Via Renewables, Inc.	21,391	143,534
	York Water Co.	96,999	4,408,604
TOTAL UTILITIES			151,529,182
TOTAL COMMON STOCKS			6,729,456,699
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	14,260	337,249
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,524	1,510,253
TOTAL PREFERRED STOCKS			1,847,502
TOTAL INVESTMENT SECURITIES (Cost $3,856,132,960)			6,731,304,201

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	56,932,696	56,932,696
SECURITIES LENDING COLLATERAL — (7.1%)
@§	The DFA Short Term Investment Fund	45,245,314	523,397,798
TOTAL INVESTMENTS — (100.0%)
(Cost $4,436,381,524)^^			$7,311,634,695
As of January 31, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	288	03/17/23	$56,253,830	$58,896,000	$2,642,170
Total Futures Contracts			$56,253,830	$58,896,000	$2,642,170
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$188,657,219	$230,964	—	$188,888,183
Consumer Discretionary	875,881,120	128,905	$13,965	876,023,990
Consumer Staples	346,071,504	1,206,021	98,615	347,376,140
Energy	381,512,598	52,333	—	381,564,931

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$1,426,172,145	$566,292	—	$1,426,738,437
Health Care	830,476,599	9,307,910	$2,947,913	842,732,422
Industrials	1,239,923,012	—	—	1,239,923,012
Information Technology	842,712,563	3,032,362	2,924	845,747,849
Materials	368,817,965	—	9,582	368,827,547
Real Estate	59,989,635	115,371	—	60,105,006
Utilities	151,529,182	—	—	151,529,182
Preferred Stocks
Communication Services	337,249	—	—	337,249
Industrials	1,510,253	—	—	1,510,253
Temporary Cash Investments	56,932,696	—	—	56,932,696
Securities Lending Collateral	—	523,397,798	—	523,397,798
Futures Contracts**	2,642,170	—	—	2,642,170
TOTAL	$6,773,165,910	$538,037,956	$3,072,999^	$7,314,276,865
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
REAL ESTATE — (96.9%)
	Acadia Realty Trust	625,210	$9,709,511
#	Agree Realty Corp.	599,975	44,776,134
#	Alexander's, Inc.	16,036	3,805,022
	Alexandria Real Estate Equities, Inc.	1,030,871	165,702,205
	Alpine Income Property Trust, Inc.	7,817	160,249
	American Assets Trust, Inc.	340,474	9,689,890
	American Homes 4 Rent, Class A	2,096,256	71,880,618
	American Tower Corp.	3,032,368	677,400,688
#	Americold Realty Trust, Inc.	1,675,131	52,615,865
	Apartment Income REIT Corp.	997,870	38,178,506
	Apartment Investment & Management Co., Class A	999,573	7,506,793
	Apple Hospitality REIT, Inc.	1,428,525	25,327,748
#*	Ashford Hospitality Trust, Inc.	228,693	1,575,695
	AvalonBay Communities, Inc.	923,050	163,785,992
#*	Bluerock Homes Trust, Inc.	22,688	490,288
	Boston Properties, Inc.	966,120	72,014,585
#	Braemar Hotels & Resorts, Inc.	335,099	1,776,025
#	Brandywine Realty Trust	1,105,603	7,252,756
	Brixmor Property Group, Inc.	1,938,541	45,613,870
	Broadstone Net Lease, Inc.	486,760	8,815,224
#	BRT Apartments Corp.	51,530	1,079,554
	Camden Property Trust	685,572	84,469,326
	CareTrust REIT, Inc.	638,290	13,225,369
	Centerspace	99,399	6,721,360
	Chatham Lodging Trust	323,533	4,597,404
	City Office REIT, Inc.	290,087	2,854,456
#	Clipper Realty, Inc.	84,924	597,865
	Community Healthcare Trust, Inc.	157,790	6,766,035
	Corporate Office Properties Trust	740,583	20,788,165
	Cousins Properties, Inc.	982,010	26,926,714
#	Creative Media & Community Trust Corp.	24,221	127,402
	Crown Castle, Inc.	2,593,876	384,178,974
#	CTO Realty Growth, Inc.	119,268	2,342,424
	CubeSmart	1,469,872	67,305,439
#	DiamondRock Hospitality Co.	1,381,335	13,302,256
	Digital Realty Trust, Inc.	1,895,063	217,212,121
#	Diversified Healthcare Trust	275,513	218,041
	Douglas Emmett, Inc.	1,122,706	18,805,325
#	Easterly Government Properties, Inc.	560,707	9,105,882
	EastGroup Properties, Inc.	288,491	48,538,611
	Elme Communities	577,116	11,080,627
#	Empire State Realty Trust, Inc., Class A	891,520	7,435,277
#	EPR Properties	491,448	20,876,711
	Equinix, Inc.	605,862	447,204,918
	Equity Commonwealth	714,560	18,235,571
	Equity LifeStyle Properties, Inc.	1,161,708	83,387,400
	Equity Residential	2,356,494	149,990,843
#*»††	Esc War Ind	433,542	0
	Essential Properties Realty Trust, Inc.	938,769	23,919,834
	Essex Property Trust, Inc.	424,473	95,960,611
	Extra Space Storage, Inc.	901,566	142,294,162
	Federal Realty Investment Trust	483,774	53,955,314
	First Industrial Realty Trust, Inc.	869,515	46,388,625

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Four Corners Property Trust, Inc.	553,285	$15,912,477
#	Franklin Street Properties Corp.	708,231	2,181,351
	Gaming & Leisure Properties, Inc.	1,691,458	90,594,490
#	Getty Realty Corp.	258,664	9,423,130
#	Gladstone Commercial Corp.	261,371	4,440,693
#	Global Medical REIT, Inc.	421,061	4,728,515
#	Global Net Lease, Inc.	682,967	10,210,357
#	Global Self Storage, Inc.	43,975	224,712
	Healthcare Realty Trust, Inc., Class A	2,514,782	54,143,256
	Healthpeak Properties, Inc.	3,501,239	96,214,048
	Hersha Hospitality Trust, Class A	248,656	2,287,635
	Highwoods Properties, Inc.	714,333	21,694,293
	Host Hotels & Resorts, Inc.	4,637,689	87,420,438
	Hudson Pacific Properties, Inc.	971,664	11,067,253
	Independence Realty Trust, Inc.	1,517,093	28,566,861
#	Indus Realty Trust, Inc.	2,724	174,608
	Industrial Logistics Properties Trust	436,888	1,926,676
	InvenTrust Properties Corp.	143,177	3,560,812
	Invitation Homes, Inc.	4,035,209	131,144,292
	Iron Mountain, Inc.	1,915,525	104,549,354
#	JBG SMITH Properties	677,349	13,641,809
	Kilroy Realty Corp.	673,096	27,623,860
	Kimco Realty Corp.	4,065,033	91,300,641
	Kite Realty Group Trust	1,431,802	31,070,103
	Lamar Advertising Co., Class A	569,417	60,665,687
	Life Storage, Inc.	556,520	60,126,421
	LTC Properties, Inc.	262,887	10,029,139
	LXP Industrial Trust	1,857,795	21,457,532
	Macerich Co.	1,441,179	19,801,799
#	Medical Properties Trust, Inc.	3,790,447	49,086,289
	Mid-America Apartment Communities, Inc.	755,366	125,934,620
	National Health Investors, Inc.	283,891	16,701,308
	National Retail Properties, Inc.	1,174,485	55,611,865
	National Storage Affiliates Trust	567,860	23,168,688
#	Necessity Retail REIT, Inc.	850,636	5,809,844
#	NETSTREIT Corp.	285,626	5,749,651
	NexPoint Residential Trust, Inc.	149,817	7,565,758
	Office Properties Income Trust	318,186	5,460,072
#	Omega Healthcare Investors, Inc.	1,527,941	44,982,583
	One Liberty Properties, Inc.	117,768	2,839,386
	Orion Office REIT, Inc.	377,544	3,643,300
	Outfront Media, Inc.	909,544	18,099,926
	Paramount Group, Inc.	1,155,438	7,452,575
	Park Hotels & Resorts, Inc.	1,542,775	22,694,220
#	Pebblebrook Hotel Trust	833,644	13,671,762
	Physicians Realty Trust	1,495,506	23,718,725
	Piedmont Office Realty Trust, Inc., Class A	835,372	8,854,943
	Plymouth Industrial REIT, Inc.	220,604	4,937,118
#	Postal Realty Trust, Inc., Class A	12,474	192,848
	Prologis, Inc.	6,043,804	781,342,981
	Public Storage	1,037,201	315,661,752
	Realty Income Corp.	4,168,243	282,731,923
	Regency Centers Corp.	1,019,785	67,948,275
	Retail Opportunity Investments Corp.	841,192	13,316,069
	Rexford Industrial Realty, Inc.	1,321,811	83,895,344
	RLJ Lodging Trust	1,057,609	13,294,145
	RPT Realty	562,943	5,899,643
	Ryman Hospitality Properties, Inc.	345,476	32,091,266
	Sabra Health Care REIT, Inc.	1,555,512	20,999,412

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Saul Centers, Inc.	110,613	$4,735,343
	SBA Communications Corp.	716,780	213,263,553
#	Service Properties Trust	1,084,970	9,667,083
	Simon Property Group, Inc.	2,177,299	279,695,830
	SITE Centers Corp.	1,321,739	18,041,737
#	SL Green Realty Corp.	449,542	18,498,653
#*	Sotherly Hotels, Inc.	103,271	241,654
	Spirit Realty Capital, Inc.	922,395	40,474,693
	STAG Industrial, Inc.	1,175,106	41,833,774
	STORE Capital Corp.	1,429,289	46,037,399
	Summit Hotel Properties, Inc.	712,180	6,067,774
	Sun Communities, Inc.	817,372	128,212,972
	Sunstone Hotel Investors, Inc.	1,372,714	15,086,127
	Tanger Factory Outlet Centers, Inc.	697,592	13,330,983
	Terreno Realty Corp.	500,964	32,277,111
	UDR, Inc.	2,134,031	90,888,380
	UMH Properties, Inc.	349,912	6,270,423
	Uniti Group, Inc.	1,549,149	10,208,892
	Universal Health Realty Income Trust	96,577	5,293,385
	Urban Edge Properties	751,820	11,841,165
#	Urstadt Biddle Properties, Inc.	47,996	803,933
#	Urstadt Biddle Properties, Inc., Class A	188,867	3,546,922
	Ventas, Inc.	2,642,136	136,889,066
*	Veris Residential, Inc.	540,206	9,345,564
	VICI Properties, Inc.	6,705,397	229,190,469
#	Vornado Realty Trust	1,033,272	25,201,504
	Welltower, Inc.	3,088,224	231,740,329
	Whitestone REIT	327,268	3,406,860
	WP Carey, Inc.	1,405,863	120,243,462
	Xenia Hotels & Resorts, Inc.	748,966	11,159,593
TOTAL REAL ESTATE			8,281,003,446

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	72,173,687	72,173,687
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	16,433,088	190,097,963
TOTAL INVESTMENTS — (100.0%)
(Cost $5,228,365,226)^^			$8,543,275,096
As of January 31, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	343	03/17/23	$69,109,248	$70,143,500	$1,034,252
Total Futures Contracts			$69,109,248	$70,143,500	$1,034,252

DFA Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,281,003,446	—	—	$8,281,003,446
Temporary Cash Investments	72,173,687	—	—	72,173,687
Securities Lending Collateral	—	$190,097,963	—	190,097,963
Futures Contracts**	1,034,252	—	—	1,034,252
TOTAL	$8,354,211,385	$190,097,963	—	$8,544,309,348
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (7.1%)
	AGL Energy Ltd.	238,431	$1,293,076
*	Allkem Ltd.	207,455	1,926,000
	ALS Ltd.	260,134	2,413,514
	Altium Ltd.	49,349	1,366,329
	Alumina Ltd.	1,066,386	1,186,310
*	AMP Ltd.	1,590,062	1,508,342
	Ampol Ltd.	156,813	3,400,626
	Ansell Ltd.	80,495	1,608,737
	APA Group	287,796	2,153,839
	Aristocrat Leisure Ltd.	172,834	4,172,770
	ASX Ltd.	49,418	2,418,276
	Atlas Arteria Ltd.	532,832	2,591,389
	Aurizon Holdings Ltd.	1,367,604	3,574,587
	Australia & New Zealand Banking Group Ltd.	700,890	12,473,312
	Bank of Queensland Ltd.	321,618	1,590,352
	Beach Energy Ltd.	2,007,403	2,157,128
	Bendigo & Adelaide Bank Ltd.	285,791	2,037,234
#	BHP Group Ltd., Sponsored ADR	298,208	20,919,291
	BHP Group Ltd.,Class DI	939,771	32,925,254
	BlueScope Steel Ltd.	331,528	4,520,875
	Brambles Ltd.	449,483	3,822,201
#	Breville Group Ltd.	36,183	583,374
	Carsales.com Ltd.	125,459	2,031,211
	Challenger Ltd.	285,128	1,461,783
	Champion Iron Ltd.	158,108	804,529
	Cleanaway Waste Management Ltd.	1,014,244	1,965,253
	Cochlear Ltd.	14,527	2,194,690
	Coles Group Ltd.	337,836	4,249,174
	Commonwealth Bank of Australia	355,286	27,734,357
	Computershare Ltd.	174,737	2,942,895
	CSL Ltd.	111,479	23,538,837
	Domino's Pizza Enterprises Ltd.	27,771	1,497,081
	Downer EDI Ltd.	386,738	1,034,932
	Eagers Automotive Ltd.	39,098	317,995
	Endeavour Group Ltd.	417,706	1,961,363
#	Evolution Mining Ltd.	1,236,556	2,809,955
#*	Flight Centre Travel Group Ltd.	35,538	397,087
	Fortescue Metals Group Ltd.	497,407	7,856,818
	Harvey Norman Holdings Ltd.	479,253	1,521,503
	IDP Education Ltd.	63,887	1,421,706
#	IGO Ltd.	182,752	1,899,756
	Iluka Resources Ltd.	286,860	2,207,295
	Incitec Pivot Ltd.	1,237,362	3,025,610
	Insurance Australia Group Ltd.	722,472	2,508,981
	James Hardie Industries PLC, CDI	123,983	2,781,996
	JB Hi-Fi Ltd.	74,704	2,568,510
	Lendlease Corp. Ltd.	251,364	1,534,905
#*	Liontown Resources Ltd.	298,514	336,043
*	Lottery Corp. Ltd.	752,249	2,508,866
*	Lynas Rare Earths Ltd.	332,959	2,228,871
	Macquarie Group Ltd.	76,264	10,174,355
	Medibank Pvt Ltd.	1,311,260	2,731,726
	Metcash Ltd.	613,711	1,818,683
	Mineral Resources Ltd.	80,695	5,108,807
	National Australia Bank Ltd.	730,123	16,474,590

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Netwealth Group Ltd.	18,017	$171,833
#	New Hope Corp. Ltd.	411,259	1,704,425
	Newcrest Mining Ltd.	369,122	5,865,014
*	NEXTDC Ltd.	165,635	1,170,556
	nib holdings Ltd.	178,366	994,328
	Nine Entertainment Co. Holdings Ltd.	1,029,104	1,488,938
	Northern Star Resources Ltd.	495,637	4,416,383
	Orica Ltd.	240,126	2,519,775
	Origin Energy Ltd.	629,025	3,339,852
	OZ Minerals Ltd.	216,427	4,286,737
*	Pilbara Minerals Ltd.	572,050	1,946,067
	Premier Investments Ltd.	60,051	1,187,464
#	Pro Medicus Ltd.	23,066	1,101,602
*	Qantas Airways Ltd.	151,577	684,192
	QBE Insurance Group Ltd.	500,665	4,884,946
	Qube Holdings Ltd.	798,076	1,735,398
	Ramsay Health Care Ltd.	53,426	2,524,576
#	REA Group Ltd.	13,480	1,208,774
	Reece Ltd.	78,480	902,041
	Rio Tinto Ltd.	126,517	11,353,287
	Santos Ltd.	1,087,572	5,551,915
	SEEK Ltd.	112,530	1,948,901
	Seven Group Holdings Ltd.	98,240	1,581,146
	Sims Ltd.	24,608	267,192
	Sonic Healthcare Ltd.	240,961	5,396,937
	South32 Ltd., ADR	6,560	105,026
	South32 Ltd.	2,470,144	7,926,516
	Steadfast Group Ltd.	388,061	1,441,719
	Suncorp Group Ltd.	459,146	4,081,501
	Technology One Ltd.	131,828	1,363,022
	Telstra Corp., Ltd.	1,190,618	3,441,103
	TPG Telecom Ltd.	149,090	509,856
	Transurban Group	572,921	5,616,996
	Treasury Wine Estates Ltd.	197,447	2,033,858
Ω	Viva Energy Group Ltd.	713,962	1,476,064
	Wesfarmers Ltd.	328,349	11,576,501
	Westpac Banking Corp.	748,445	12,593,237
	Whitehaven Coal Ltd.	757,665	4,505,180
	WiseTech Global Ltd.	16,671	722,847
#	Woodside Energy Group Ltd., ADR	80,795	2,099,054
#	Woodside Energy Group Ltd.	577,109	14,943,611
	Woolworths Group Ltd.	362,823	9,272,828
	Worley Ltd.	167,370	1,837,331
*	Xero Ltd.	24,158	1,331,503
#	Yancoal Australia Ltd.	109,763	457,024
TOTAL AUSTRALIA			409,860,035
AUSTRIA — (0.2%)
	Erste Group Bank AG	161,851	6,141,296
	OMV AG	69,474	3,479,969
	Verbund AG	15,763	1,342,111
TOTAL AUSTRIA			10,963,376
BELGIUM — (0.9%)
	Ageas SA	153,216	7,480,287
	Anheuser-Busch InBev SA	253,610	15,308,340
*	Argenx SE, ADR	1,689	645,620
*	Argenx SE	4,901	1,866,724

Large Cap International Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	D'ieteren Group	5,987	$1,144,208
	Elia Group SA	12,062	1,693,725
	KBC Group NV	137,974	10,219,358
	Solvay SA	75,700	8,821,434
	UCB SA	37,387	3,069,644
	Umicore SA	114,914	4,344,264
TOTAL BELGIUM			54,593,604
CANADA — (10.4%)
#	Agnico Eagle Mines Ltd.	211,810	11,962,672
*	Air Canada	59,992	1,018,090
	Algonquin Power & Utilities Corp.	212,468	1,550,955
	Alimentation Couche-Tard, Inc.	270,532	12,353,932
#	AltaGas Ltd.	153,726	2,874,528
	ARC Resources Ltd.	451,686	5,248,255
*	Aritzia, Inc.	26,765	965,354
	Bank of Montreal	189,505	19,071,647
	Bank of Nova Scotia	337,511	18,270,447
	Barrick Gold Corp.	407,729	7,982,959
#	BCE, Inc.	24,809	1,173,466
#*	Brookfield Asset Management Ltd.,Class A	61,033	1,992,681
	Brookfield Corp.	92,109	3,426,718
	Brookfield Corp., Class A	152,021	5,655,181
	Brookfield Infrastructure Corp., Class A	33,473	1,480,154
	Brookfield Reinsurance Ltd.	1	37
#	BRP, Inc.	13,800	1,152,199
*	CAE, Inc.	121,074	2,735,630
#	Cameco Corp.	91,432	2,561,010
#	Canadian Imperial Bank of Commerce	264,632	12,077,295
	Canadian National Railway Co.	154,978	18,451,904
	Canadian Natural Resources Ltd.	377,931	23,218,577
	Canadian Pacific Railway Ltd.	153,532	12,116,348
#	Canadian Tire Corp. Ltd., Class A	42,817	5,090,864
#	Canadian Utilities Ltd., Class A	45,072	1,252,687
	Capital Power Corp.	36,989	1,242,928
	CCL Industries, Inc., Class B	61,915	2,895,773
#	Cenovus Energy, Inc.	469,926	9,388,715
*	CGI, Inc.	60,241	5,169,516
	Colliers International Group, Inc.	9,138	980,142
	Constellation Software, Inc.	6,143	10,853,241
	Crescent Point Energy Corp.	544,057	4,058,665
*	Descartes Systems Group, Inc.	21,066	1,537,564
	Dollarama, Inc.	65,600	3,923,033
	Element Fleet Management Corp.	188,936	2,669,570
#	Emera, Inc.	67,612	2,692,183
	Empire Co. Ltd., Class A	129,516	3,727,156
#	Enbridge, Inc.	382,245	15,659,718
	Endeavour Mining PLC	142,300	3,352,828
#	Fairfax Financial Holdings Ltd.	11,881	7,865,632
	First Quantum Minerals Ltd.	309,148	7,172,516
	FirstService Corp.	24,022	3,432,961
#	Fortis, Inc.	110,233	4,529,462
	Franco-Nevada Corp.	25,716	3,772,537
	George Weston Ltd.	22,648	2,913,576
	GFL Environmental, Inc.	44,208	1,364,259
	Gildan Activewear, Inc.	98,507	3,086,224
	Great-West Lifeco, Inc.	94,127	2,496,518
#Ω	Hydro One Ltd.	67,923	1,857,156
	iA Financial Corp., Inc.	74,967	4,627,440

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	IGM Financial, Inc.	46,148	$1,440,402
	Imperial Oil Ltd.	104,881	5,743,284
	Intact Financial Corp.	53,135	7,708,578
*	Ivanhoe Mines Ltd., Class A	133,750	1,256,529
#	Keyera Corp.	111,100	2,534,204
	Kinross Gold Corp.	806,885	3,753,800
	Loblaw Cos. Ltd.	51,628	4,625,219
	Lundin Mining Corp.	485,351	3,673,281
	Magna International, Inc.	180,360	11,712,578
#	Manulife Financial Corp.	362,694	7,179,444
*	MEG Energy Corp.	233,402	3,857,435
	Metro, Inc.	99,373	5,393,811
#	National Bank of Canada	177,175	13,309,264
#	Northland Power, Inc.	115,964	3,114,917
	Nutrien Ltd.	193,373	16,009,318
*Ω	Nuvei Corp.	8,822	311,681
	Onex Corp.	47,559	2,458,106
	Open Text Corp.	114,159	3,829,954
	Parkland Corp.	41,328	970,962
	Pembina Pipeline Corp.	142,200	5,048,100
	Quebecor, Inc., Class B	78,607	1,864,520
	Restaurant Brands International, Inc.	87,030	5,823,867
	Ritchie Bros Auctioneers, Inc.	60,734	3,672,618
	Rogers Communications, Inc.,Class B	127,012	6,177,179
	Royal Bank of Canada	422,775	43,269,537
#	Saputo, Inc.	64,284	1,772,152
	Shaw Communications, Inc.,Class B	261,349	7,777,942
*	Shopify, Inc.,Class A	129,490	6,380,068
#	Stantec, Inc.	53,716	2,800,152
	Sun Life Financial, Inc.	231,501	11,628,295
	Suncor Energy, Inc.	535,689	18,599,122
	TC Energy Corp.	183,478	7,915,241
	Teck Resources Ltd., Class B	343,703	14,882,340
	TELUS Corp.	78,760	1,697,080
#*	TELUS International CDA, Inc.	26,046	620,670
	TFI International, Inc.	27,939	3,109,611
#	Thomson Reuters Corp.	27,037	3,216,592
	TMX Group Ltd.	21,681	2,136,895
	Toromont Industries Ltd.	47,649	3,806,405
	Toronto-Dominion Bank	493,136	34,128,567
	Tourmaline Oil Corp.	192,986	8,994,071
	Waste Connections, Inc.	52,564	6,981,263
	West Fraser Timber Co. Ltd.	72,167	6,274,849
#	Wheaton Precious Metals Corp.	77,871	3,561,820
#	Whitecap Resources, Inc.	572,009	4,767,637
	WSP Global, Inc.	36,783	4,690,797
	Yamana Gold, Inc.	281,219	1,695,751
TOTAL CANADA			607,128,811
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	101,100	841,956
DENMARK — (2.4%)
	AP Moller - Maersk AS, Class A	764	1,628,045
	AP Moller - Maersk AS, Class B	953	2,073,053
	Carlsberg AS, Class B	47,226	6,704,279
	Chr Hansen Holding AS	48,984	3,616,729
	Coloplast AS, Class B	55,963	6,756,661
	Danske Bank AS	261,093	5,439,498

Large Cap International Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Demant AS	52,005	$1,472,090
	DSV AS	47,095	7,790,927
*	Genmab AS	19,432	7,615,332
*	H Lundbeck AS, Class A	10,747	37,087
	Novo Nordisk AS, Sponsored ADR	45,587	6,326,564
	Novo Nordisk AS, Class B	461,515	63,868,953
#	Novozymes AS, Class B	78,331	4,076,075
Ω	Orsted AS	37,774	3,363,850
	Pandora AS	74,525	6,205,765
	Rockwool AS, Class B	4,499	1,289,918
	ROCKWOOL AS, Class A	43	12,319
	Topdanmark AS	16,991	917,135
	Tryg AS	132,631	3,043,629
	Vestas Wind Systems AS	247,452	7,240,840
TOTAL DENMARK			139,478,749
FINLAND — (1.2%)
	Elisa Oyj	79,278	4,516,715
	Fortum Oyj	167,954	2,524,725
	Kesko Oyj, Class A	57,974	1,341,162
	Kesko Oyj, Class B	169,381	3,945,473
	Kone Oyj, Class B	107,052	5,838,196
	Metso Outotec Oyj	357,940	4,113,760
	Neste Oyj	126,038	6,024,903
	Nokia Oyj	1,573,579	7,459,234
#	Nokia Oyj, Sponsored ADR	120,812	575,065
	Nordea Bank Abp	747,679	8,744,294
	Orion Oyj, Class B	51,137	2,739,646
	Sampo Oyj, Class A	167,794	8,809,097
	Stora Enso Oyj, Class R	289,596	4,139,882
	UPM-Kymmene Oyj	258,602	9,373,344
TOTAL FINLAND			70,145,496
FRANCE — (9.7%)
*	Accor SA	81,247	2,637,112
*	Aeroports de Paris	9,635	1,494,750
	Air Liquide SA	111,890	17,815,815
	Airbus SE	172,375	21,609,936
Ω	ALD SA	18,406	231,396
#	Alstom SA	149,327	4,440,263
Ω	Amundi SA	28,160	1,843,635
	Arkema SA	52,317	5,293,839
	AXA SA	376,977	11,761,313
	BioMerieux	14,078	1,435,194
	BNP Paribas SA	263,532	18,099,874
	Bollore SE	356,077	1,992,384
	Bouygues SA	161,160	5,309,245
	Bureau Veritas SA	147,122	4,206,434
	Capgemini SE	39,445	7,486,092
	Carrefour SA	475,879	9,051,679
	Cie de Saint-Gobain	273,090	15,683,877
#	Cie Generale des Etablissements Michelin SCA	410,970	12,994,790
	Credit Agricole SA	281,798	3,393,196
	Danone SA	141,798	7,776,097
	Dassault Aviation SA	9,740	1,663,234
	Dassault Systemes SE	130,587	4,856,647
	Edenred	63,753	3,472,592
	Eiffage SA	77,712	8,300,462

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Electricite de France SA	57,887	$760,349
	Engie SA	769,997	10,933,852
	EssilorLuxottica SA	52,257	9,588,080
	Eurazeo SE	6,421	450,415
	Eurofins Scientific SE	59,924	4,298,335
Ω	Euronext NV	43,298	3,508,519
*	Faurecia SE	3,490	68,751
#	Getlink SE	135,102	2,285,084
	Hermes International	9,337	17,474,280
	Ipsen SA	29,135	3,060,195
	Kering SA	22,325	13,929,833
Ω	La Francaise des Jeux SAEM	49,664	2,125,023
	Legrand SA	97,426	8,686,898
	L'Oreal SA	58,722	24,246,995
	LVMH Moet Hennessy Louis Vuitton SE	80,391	70,179,383
#	Orange SA, Sponsored ADR	22,324	236,634
	Orange SA	1,515,618	16,039,407
	Pernod Ricard SA	34,678	7,179,383
	Publicis Groupe SA	131,917	9,305,376
#	Remy Cointreau SA	8,773	1,651,861
*	Renault SA	109,123	4,436,880
	Rexel SA	142,203	3,145,872
	Safran SA	63,519	9,133,747
	Sanofi	213,213	20,878,760
	Sartorius Stedim Biotech	7,879	2,748,417
	Schneider Electric SE	118,448	19,213,636
	Societe Generale SA	356,806	10,620,891
	Sodexo SA	49,338	4,891,015
	Sodexo, Inc.	16,625	1,645,084
*	SOITEC	9,453	1,433,702
	STMicroelectronics NV	178,896	8,423,910
	STMicroelectronics NV	40,867	1,929,740
	Teleperformance	20,262	5,632,569
	Thales SA	30,885	4,084,829
	TotalEnergies SE, Sponsored ADR	18,895	1,172,246
#	TotalEnergies SE	894,887	55,322,591
#	Veolia Environnement SA, ADR	17,086	509,163
	Veolia Environnement SA	103,111	3,060,587
	Vinci SA	172,447	19,484,708
	Vivendi SE	293,518	3,152,312
*Ω	Worldline SA	90,067	4,085,969
TOTAL FRANCE			563,865,137
GERMANY — (6.8%)
	Adidas AG	48,528	7,813,794
	Allianz SE	112,993	27,018,188
	Allianz SE, ADR	167,341	3,987,736
	BASF SE	264,765	15,180,413
	Bayer AG	359,314	22,365,477
	Bayerische Motoren Werke AG	99,560	10,141,643
	Bechtle AG	22,087	930,763
	Beiersdorf AG	15,444	1,877,645
	Brenntag SE	91,210	6,808,645
	Carl Zeiss Meditec AG	12,155	1,754,188
*	Commerzbank AG	540,702	6,180,998
	Continental AG	55,760	3,915,200
Ω	Covestro AG	185,256	8,530,019
*	CTS Eventim AG & Co. KGaA	12,972	910,592
*	Daimler Truck Holding AG	233,437	7,844,328

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*Ω	Delivery Hero SE	46,804	$2,829,623
#	Deutsche Bank AG	742,745	9,937,288
	Deutsche Boerse AG	52,231	9,346,334
*	Deutsche Lufthansa AG	346,934	3,675,665
	Deutsche Post AG	350,824	15,105,321
	Deutsche Telekom AG	1,271,712	28,332,217
	Deutsche Wohnen SE	16,485	389,365
Ω	DWS Group GmbH & Co. KGaA	17,259	620,790
	E.ON SE	1,328,016	14,479,239
	Evonik Industries AG	120,082	2,669,248
	Fresenius Medical Care AG & Co. KGaA	114,475	4,299,071
	Fresenius SE & Co. KGaA	205,170	5,946,002
	GEA Group AG	72,669	3,278,818
	Hannover Rueck SE	17,608	3,575,630
#Ω	Hapag-Lloyd AG	11,492	2,520,295
	HeidelbergCement AG	89,397	6,134,191
	Hella GmbH & Co. KGaA	449	37,795
	Henkel AG & Co. KGaA	24,141	1,613,059
	Infineon Technologies AG	335,425	12,078,807
	Knorr-Bremse AG	28,037	1,842,816
	LEG Immobilien SE	26,118	2,041,751
	Mercedes-Benz Group AG	320,152	23,823,159
	Merck KGaA	26,704	5,573,877
	MTU Aero Engines AG	17,122	4,279,003
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,532	10,667,175
	Nemetschek SE	32,759	1,751,438
	Puma SE	49,149	3,356,305
*	QIAGEN NV	92,142	4,503,892
	Rational AG	2,164	1,423,443
	Rheinmetall AG	24,323	5,683,252
#	RTL Group SA	27,409	1,329,914
	RWE AG	148,737	6,621,604
	SAP SE	154,573	18,323,078
	Siemens AG	159,085	24,849,916
*	Siemens Energy AG	188,562	3,942,607
Ω	Siemens Healthineers AG	48,068	2,577,823
	Symrise AG	34,248	3,640,893
*	Talanx AG	29,099	1,439,549
	Telefonica Deutschland Holding AG	1,005,777	2,962,387
	Volkswagen AG	13,157	2,303,003
	Vonovia SE	176,675	4,990,698
	Wacker Chemie AG	13,133	1,984,916
*Ω	Zalando SE	65,264	3,043,587
TOTAL GERMANY			395,084,473
HONG KONG — (2.3%)
	AIA Group Ltd.	3,249,000	36,738,537
	BOC Hong Kong Holdings Ltd.	915,500	3,199,569
Ω	Budweiser Brewing Co. APAC Ltd.	404,800	1,277,273
#*	Cathay Pacific Airways Ltd.	1,192,000	1,187,962
	Chow Tai Fook Jewellery Group Ltd.	663,800	1,420,971
	CK Asset Holdings Ltd.	612,986	3,919,132
	CK Hutchison Holdings Ltd.	868,462	5,526,850
	CK Infrastructure Holdings Ltd.	226,000	1,257,363
	CLP Holdings Ltd.	317,400	2,358,259
Ω	ESR Group Ltd.	676,800	1,355,012
	Galaxy Entertainment Group Ltd.	370,000	2,575,680
	Hang Lung Properties Ltd.	1,105,000	2,083,527
	Hang Seng Bank Ltd.	169,400	2,821,054

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Henderson Land Development Co. Ltd.	572,571	$2,115,074
	HK Electric Investments & HK Electric Investments Ltd.	966,500	668,076
	HKT Trust & HKT Ltd.	3,186,000	4,174,221
	Hong Kong & China Gas Co. Ltd.	4,349,661	4,367,146
	Hong Kong Exchanges & Clearing Ltd.	349,451	15,717,459
	L'Occitane International SA	213,500	594,014
	Man Wah Holdings Ltd.	260,400	301,059
*	MGM China Holdings Ltd.	180,000	227,410
	MTR Corp. Ltd.	365,314	1,954,980
	New World Development Co. Ltd.	813,215	2,430,620
	PCCW Ltd.	683,000	335,601
	Power Assets Holdings Ltd.	277,707	1,571,313
	Prada SpA	186,900	1,195,142
*Ω	Samsonite International SA	530,700	1,580,947
*	Sands China Ltd.	294,800	1,105,525
	Sino Land Co. Ltd.	1,779,473	2,312,385
	SITC International Holdings Co. Ltd.	1,134,000	2,477,336
	Sun Hung Kai Properties Ltd.	274,108	3,887,295
	Swire Pacific Ltd., Class A	235,500	2,158,096
	Swire Pacific Ltd., Class B	387,500	535,871
	Swire Properties Ltd.	188,600	530,071
	Techtronic Industries Co. Ltd.	442,000	5,698,168
Ω	WH Group Ltd.	7,920,235	4,877,791
	Wharf Real Estate Investment Co. Ltd.	312,609	1,789,581
#*	Wynn Macau Ltd.	376,800	431,260
	Xinyi Glass Holdings Ltd.	1,617,000	3,442,798
TOTAL HONG KONG			132,200,428
IRELAND — (0.8%)
	AIB Group PLC	420,677	1,767,092
	Bank of Ireland Group PLC	632,130	6,753,578
#	CRH PLC, Sponsored ADR	345,066	16,245,707
*	Flutter Entertainment PLC	40,094	6,225,298
	Kerry Group PLC,Class A	32,177	2,993,563
	Kingspan Group PLC	53,008	3,409,265
	Smurfit Kappa Group PLC	181,890	7,636,566
TOTAL IRELAND			45,031,069
ISRAEL — (0.7%)
*	Airport City Ltd.	22,079	349,725
	Alony Hetz Properties & Investments Ltd.	55,963	600,440
	Amot Investments Ltd.	77,083	452,426
	Ashtrom Group Ltd.	24,082	455,988
	Azrieli Group Ltd.	7,368	474,592
	Bank Hapoalim BM	371,267	3,341,609
	Bank Leumi Le-Israel BM	497,245	4,394,344
	Bezeq The Israeli Telecommunication Corp. Ltd.	758,064	1,256,273
	Big Shopping Centers Ltd.	2,966	298,199
*	Delek Group Ltd.	10,168	1,103,979
	Elbit Systems Ltd.	5,040	850,288
	Electra Ltd.	961	492,497
	Energix-Renewable Energies Ltd.	57,459	190,221
*	Enlight Renewable Energy Ltd.	26,462	550,044
*	Fattal Holdings 1998 Ltd.	3,098	299,677
	First International Bank of Israel Ltd.	26,357	1,064,660
	Fox Wizel Ltd.	4,681	423,367
	Gav-Yam Lands Corp. Ltd.	14,388	116,251
	Harel Insurance Investments & Financial Services Ltd.	142,775	1,381,167

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	ICL Group Ltd.	191,591	$1,521,163
	Israel Discount Bank Ltd., Class A	719,148	3,678,236
	Kenon Holdings Ltd.	9,009	280,754
	Matrix IT Ltd.	12,504	264,709
	Melisron Ltd.	7,873	550,504
*	Migdal Insurance & Financial Holdings Ltd.	25,721	31,704
	Mivne Real Estate KD Ltd.	148,767	477,338
	Mizrahi Tefahot Bank Ltd.	58,680	1,938,240
#*	Nice Ltd., Sponsored ADR	9,377	1,945,071
*	Nova Ltd.	10,161	923,635
*	OPC Energy Ltd.	20,000	207,691
*	Perion Network Ltd.	5,761	193,773
	Phoenix Holdings Ltd.	136,655	1,469,674
	Shapir Engineering & Industry Ltd.	32,809	248,890
*	Shikun & Binui Ltd.	90,750	266,007
	Shufersal Ltd.	67,756	380,199
	Strauss Group Ltd.	11,004	281,559
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	239,724	2,526,691
*	Tower Semiconductor Ltd.	71,467	3,004,139
TOTAL ISRAEL			38,285,724
ITALY — (2.2%)
	Amplifon SpA	66,280	1,830,206
	Assicurazioni Generali SpA	423,829	8,273,696
	Banca Mediolanum SpA	96,969	927,742
	CNH Industrial NV	357,713	6,328,427
	Davide Campari-Milano NV	94,542	1,014,160
	DiaSorin SpA	5,437	707,788
	Enel SpA	2,157,960	12,706,328
	Eni SpA	961,040	14,788,702
	Ferrari NV	36,720	9,177,296
	FinecoBank Banca Fineco SpA	255,614	4,588,744
Ω	Infrastrutture Wireless Italiane SpA	131,840	1,444,805
	Intesa Sanpaolo SpA	3,384,258	8,898,127
	Mediobanca Banca di Credito Finanziario SpA	293,203	3,151,917
	Moncler SpA	56,996	3,567,246
*Ω	Nexi SpA	220,310	1,940,345
Ω	Poste Italiane SpA	259,184	2,769,128
	Prysmian SpA	90,379	3,690,868
	Recordati Industria Chimica e Farmaceutica SpA	60,469	2,649,055
	Snam SpA	609,266	3,103,314
	Stellantis NV	852,765	13,406,310
	Stellantis NV	26,989	424,267
#*	Telecom Italia SpA	392,456	112,991
*	Telecom Italia SpA	4,281,711	1,195,620
*	Telecom Italia SpA, Sponsored ADR	53,165	153,647
	Tenaris SA	101,644	1,801,208
	Tenaris SA, ADR	32,647	1,157,336
	Terna - Rete Elettrica Nazionale	354,252	2,802,792
	UniCredit SpA	757,661	14,797,979
	UnipolSai Assicurazioni SpA	317,629	844,898
TOTAL ITALY			128,254,942
JAPAN — (20.0%)
	ABC-Mart, Inc.	5,900	317,975
	Acom Co. Ltd.	211,300	526,737
	Advantest Corp.	58,100	4,164,665
	Aeon Co. Ltd.	212,200	4,350,455

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AEON Financial Service Co. Ltd.	73,500	$745,033
	Aeon Mall Co. Ltd.	38,848	547,183
	AGC, Inc.	131,300	4,837,854
	Air Water, Inc.	175,500	2,147,254
	Aisin Corp.	99,500	2,902,963
	Ajinomoto Co., Inc.	129,500	4,269,433
	Alfresa Holdings Corp.	87,600	1,096,489
	Alps Alpine Co. Ltd.	195,400	2,002,066
	Amada Co. Ltd.	164,800	1,480,360
*	ANA Holdings, Inc.	30,900	683,902
#	Aozora Bank Ltd.	50,200	1,003,709
	As One Corp.	9,800	439,288
	Asahi Group Holdings Ltd.	114,000	3,764,536
	Asahi Intecc Co. Ltd.	60,100	1,054,405
	Asahi Kasei Corp.	743,800	5,636,242
	Asics Corp.	48,100	1,144,805
	Astellas Pharma, Inc.	348,875	5,135,485
	Azbil Corp.	36,000	1,015,144
	Bandai Namco Holdings, Inc.	59,400	3,972,300
	Bank of Kyoto Ltd.	27,788	1,292,924
	BayCurrent Consulting, Inc.	33,000	1,402,815
	Benefit One, Inc.	34,600	571,074
	BIPROGY, Inc.	49,200	1,285,434
	Bridgestone Corp.	187,413	6,996,725
	Brother Industries Ltd.	195,300	3,033,453
	Calbee, Inc.	45,100	1,018,545
	Canon Marketing Japan, Inc.	23,700	562,530
#	Canon, Inc., Sponsored ADR	22,768	505,450
	Canon, Inc.	205,100	4,551,649
	Capcom Co. Ltd.	48,600	1,574,825
	Casio Computer Co. Ltd.	93,900	970,663
	Central Japan Railway Co.	27,945	3,408,585
	Chiba Bank Ltd.	198,137	1,499,184
	Chubu Electric Power Co., Inc.	146,800	1,581,193
	Chugai Pharmaceutical Co. Ltd.	183,900	4,767,622
	Chugoku Electric Power Co., Inc.	64,001	351,844
	Coca-Cola Bottlers Japan Holdings, Inc.	65,560	690,272
	COMSYS Holdings Corp.	60,800	1,159,602
	Concordia Financial Group Ltd.	460,464	2,023,446
	Cosmo Energy Holdings Co. Ltd.	76,300	2,139,755
	Cosmos Pharmaceutical Corp.	6,800	664,409
	Credit Saison Co. Ltd.	127,600	1,671,747
	CyberAgent, Inc.	104,400	976,344
	Dai Nippon Printing Co. Ltd.	80,600	1,902,937
	Daicel Corp.	237,000	1,748,654
	Daifuku Co. Ltd.	31,049	1,709,673
	Dai-ichi Life Holdings, Inc.	289,065	6,782,264
	Daiichi Sankyo Co. Ltd.	215,738	6,775,669
	Daikin Industries Ltd.	69,400	12,054,404
	Daito Trust Construction Co. Ltd.	31,700	3,132,548
	Daiwa House Industry Co. Ltd.	228,500	5,487,430
	Daiwa Securities Group, Inc.	513,300	2,422,313
	DeNA Co. Ltd.	41,400	580,502
	Denka Co. Ltd.	80,900	1,678,241
	Denso Corp.	97,100	5,243,953
	Dentsu Group, Inc.	104,882	3,378,131
	DIC Corp.	65,900	1,225,215
	Disco Corp.	9,400	2,824,066
	Dowa Holdings Co. Ltd.	43,140	1,506,153

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	East Japan Railway Co.	58,200	$3,245,128
	Ebara Corp.	73,200	3,108,041
	Eisai Co. Ltd.	37,100	2,295,375
	Electric Power Development Co. Ltd.	50,000	806,926
	ENEOS Holdings, Inc.	2,373,370	8,497,131
	EXEO Group, Inc.	45,800	832,807
	Ezaki Glico Co. Ltd.	16,600	463,868
	Fancl Corp.	34,000	690,449
	FANUC Corp.	32,400	5,724,742
	Fast Retailing Co. Ltd.	17,500	10,628,788
	Food & Life Cos. Ltd.	49,800	1,108,373
	FP Corp.	31,200	847,850
	Fuji Electric Co. Ltd.	55,500	2,246,528
	Fuji Kyuko Co. Ltd.	4,800	168,627
	Fuji Media Holdings, Inc.	21,500	181,591
	Fuji Soft, Inc.	7,700	459,594
	FUJIFILM Holdings Corp.	80,100	4,238,983
	Fujikura Ltd.	168,300	1,279,309
	Fujitsu General Ltd.	18,600	525,747
	Fujitsu Ltd.	61,744	8,791,069
	Fukuoka Financial Group, Inc.	88,700	2,046,452
	Fuyo General Lease Co. Ltd.	2,900	199,310
	GMO internet group, Inc.	38,900	765,547
	GMO Payment Gateway, Inc.	9,000	832,787
	Goldwin, Inc.	11,000	838,005
	Hakuhodo DY Holdings, Inc.	178,300	1,926,949
	Hamamatsu Photonics KK	28,700	1,533,449
	Hankyu Hanshin Holdings, Inc.	86,548	2,572,417
#	Harmonic Drive Systems, Inc.	19,800	666,882
	Haseko Corp.	258,800	2,994,101
	Hikari Tsushin, Inc.	5,800	827,882
*	Hino Motors Ltd.	209,400	895,717
	Hirose Electric Co. Ltd.	9,900	1,288,824
	Hisamitsu Pharmaceutical Co., Inc.	19,380	603,492
	Hitachi Construction Machinery Co. Ltd.	57,000	1,344,249
	Hitachi Ltd.	304,915	15,990,489
	Honda Motor Co. Ltd., Sponsored ADR	30,582	759,045
	Honda Motor Co. Ltd.	344,569	8,523,435
	Horiba Ltd.	16,900	778,290
	Hoshizaki Corp.	26,000	934,603
	House Foods Group, Inc.	27,900	595,258
	Hoya Corp.	112,100	12,327,852
	Hulic Co. Ltd.	203,600	1,673,549
	Ibiden Co. Ltd.	57,700	2,251,967
	Idemitsu Kosan Co. Ltd.	160,639	4,016,098
	IHI Corp.	75,000	2,278,851
	Iida Group Holdings Co. Ltd.	65,750	1,096,083
	Information Services International-Dentsu Ltd.	10,300	341,222
	INFRONEER Holdings, Inc.	150,700	1,202,954
	Inpex Corp.	417,117	4,583,548
	Internet Initiative Japan, Inc.	47,200	885,744
	Isetan Mitsukoshi Holdings Ltd.	170,980	1,860,387
	Isuzu Motors Ltd.	342,893	4,335,999
	Ito En Ltd.	24,200	863,450
	ITOCHU Corp.	370,100	11,962,305
	Itochu Techno-Solutions Corp.	31,600	782,337
	Iwatani Corp.	32,900	1,418,029
	J Front Retailing Co. Ltd.	180,800	1,683,878
*	Japan Airlines Co. Ltd.	34,300	727,420

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Japan Airport Terminal Co. Ltd.	7,600	$396,146
	Japan Exchange Group, Inc.	174,400	2,669,116
	Japan Post Bank Co. Ltd.	71,900	638,822
	Japan Post Holdings Co. Ltd.	509,190	4,470,412
	Japan Post Insurance Co. Ltd.	62,700	1,118,565
	Japan Tobacco, Inc.	388,900	7,930,412
	JFE Holdings, Inc.	366,613	4,834,030
	JGC Holdings Corp.	105,200	1,374,128
	JSR Corp.	43,100	969,757
	JTEKT Corp.	134,360	996,050
	Kadokawa Corp.	30,600	572,566
	Kagome Co. Ltd.	23,200	566,647
	Kajima Corp.	237,100	2,911,891
	Kakaku.com, Inc.	64,300	1,072,015
	Kamigumi Co. Ltd.	48,000	981,912
	Kaneka Corp.	34,800	913,652
	Kansai Electric Power Co., Inc.	178,800	1,719,536
	Kansai Paint Co. Ltd.	51,400	723,872
	Kao Corp.	131,100	5,299,303
	Kawasaki Heavy Industries Ltd.	122,400	2,800,831
#	Kawasaki Kisen Kaisha Ltd.	64,600	1,348,904
	KDDI Corp.	584,600	18,264,911
	Keihan Holdings Co. Ltd.	40,900	1,100,434
	Keikyu Corp.	82,500	854,915
	Keio Corp.	24,700	906,601
	Keisei Electric Railway Co. Ltd.	24,000	700,055
	Kewpie Corp.	65,900	1,147,350
	Keyence Corp.	41,604	19,153,182
	Kikkoman Corp.	31,400	1,660,812
	Kinden Corp.	65,500	750,731
	Kintetsu Group Holdings Co. Ltd.	32,128	1,046,248
	Kirin Holdings Co. Ltd.	154,600	2,382,343
	Kobayashi Pharmaceutical Co. Ltd.	9,900	710,742
	Kobe Bussan Co. Ltd.	34,800	1,004,737
	Kobe Steel Ltd.	186,100	1,002,619
	Koei Tecmo Holdings Co. Ltd.	17,524	318,694
	Koito Manufacturing Co. Ltd.	80,300	1,354,514
	Komatsu Ltd.	298,500	7,335,476
	Konami Group Corp.	31,200	1,534,212
	Konica Minolta, Inc.	236,800	992,380
#	Kose Corp.	5,790	638,827
	K's Holdings Corp.	114,556	1,012,780
	Kubota Corp.	235,200	3,534,653
	Kuraray Co. Ltd.	290,700	2,406,138
	Kurita Water Industries Ltd.	43,400	1,962,472
	Kyocera Corp.	66,215	3,435,989
	Kyowa Kirin Co. Ltd.	44,200	985,702
	Kyushu Electric Power Co., Inc.	146,300	842,196
	Kyushu Railway Co.	43,600	977,366
	Lasertec Corp.	24,400	4,619,479
	Lawson, Inc.	33,300	1,331,543
	Lion Corp.	114,700	1,269,698
	Lixil Corp.	156,240	2,697,293
	M3, Inc.	132,200	3,614,732
	Mabuchi Motor Co. Ltd.	20,600	589,991
	Makita Corp.	84,900	2,261,467
	Marubeni Corp.	429,500	5,269,353
	Marui Group Co. Ltd.	78,200	1,332,569
	Maruichi Steel Tube Ltd.	30,900	665,346

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MatsukiyoCocokara & Co.	30,580	$1,525,463
	Mazda Motor Corp.	256,099	2,038,545
#	McDonald's Holdings Co. Japan Ltd.	26,100	1,031,142
	Mebuki Financial Group, Inc.	513,249	1,336,919
	Medipal Holdings Corp.	89,050	1,188,905
	MEIJI Holdings Co. Ltd.	62,312	3,213,597
*	Mercari, Inc.	25,900	564,098
	Minebea Mitsumi, Inc.	163,900	2,857,218
	MISUMI Group, Inc.	87,000	2,189,569
	Mitsubishi Chemical Group Corp.	946,690	5,312,299
	Mitsubishi Corp.	301,400	10,092,666
	Mitsubishi Electric Corp.	432,900	4,770,883
	Mitsubishi Estate Co. Ltd.	290,353	3,731,941
	Mitsubishi Gas Chemical Co., Inc.	97,500	1,424,720
	Mitsubishi HC Capital, Inc.	613,970	3,133,793
	Mitsubishi Heavy Industries Ltd.	108,500	4,254,280
	Mitsubishi Logistics Corp.	28,700	670,185
	Mitsubishi Materials Corp.	62,400	1,071,831
*	Mitsubishi Motors Corp.	269,299	1,037,583
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	6,693,169
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	11,452,978
	Mitsui & Co. Ltd., Sponsored ADR	2,003	1,182,772
	Mitsui & Co. Ltd.	284,455	8,392,200
	Mitsui Chemicals, Inc.	135,100	3,180,054
	Mitsui Fudosan Co. Ltd.	188,200	3,527,553
#	Mitsui High-Tec, Inc.	10,700	564,238
#	Mitsui OSK Lines Ltd.	117,900	2,926,126
	Miura Co. Ltd.	32,700	818,262
	Mizuho Financial Group, Inc.	501,612	7,835,405
	MonotaRO Co. Ltd.	62,000	939,198
	MS&AD Insurance Group Holdings, Inc.	92,695	2,973,073
	Murata Manufacturing Co. Ltd.	159,900	9,136,763
	Nabtesco Corp.	46,600	1,364,378
	Nagoya Railroad Co. Ltd.	64,428	1,065,307
	Nankai Electric Railway Co. Ltd.	38,100	827,898
	NEC Corp.	139,055	5,023,710
	NEC Networks & System Integration Corp.	28,800	384,607
	NET One Systems Co. Ltd.	55,600	1,506,759
	Nexon Co. Ltd.	73,800	1,779,506
	NGK Insulators Ltd.	151,900	2,102,491
	NGK Spark Plug Co. Ltd.	119,400	2,333,209
	NH Foods Ltd.	49,000	1,471,083
	Nichirei Corp.	82,300	1,722,163
	Nidec Corp.	102,300	5,669,348
	Nifco, Inc.	62,500	1,622,295
	Nihon Kohden Corp.	42,500	1,116,517
	Nihon M&A Center Holdings, Inc.	89,000	909,883
	Nikon Corp.	142,100	1,403,011
	Nintendo Co. Ltd.	305,000	13,224,119
	Nippon Electric Glass Co. Ltd.	28,800	534,827
	Nippon Express Holdings, Inc.	52,400	3,040,914
#	Nippon Paint Holdings Co. Ltd.	116,500	1,063,584
	Nippon Sanso Holdings Corp.	109,200	1,781,147
	Nippon Shinyaku Co. Ltd.	24,200	1,245,480
	Nippon Steel Corp.	314,942	6,555,430
	Nippon Telegraph & Telephone Corp.	296,900	8,902,700
#	Nippon Yusen KK	264,600	6,294,530
	Nissan Chemical Corp.	43,300	2,044,177
	Nissan Motor Co. Ltd.	589,600	2,118,397

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Seifun Group, Inc.	89,270	$1,118,150
	Nissin Foods Holdings Co. Ltd.	18,900	1,477,557
	Nitori Holdings Co. Ltd.	24,700	3,269,186
	Nitto Denko Corp.	74,900	4,841,342
	NOF Corp.	33,800	1,439,785
	Nomura Holdings, Inc.	405,500	1,618,282
#	Nomura Holdings, Inc., Sponsored ADR	541,211	2,186,492
	Nomura Real Estate Holdings, Inc.	72,800	1,604,544
	Nomura Research Institute Ltd.	102,234	2,454,390
	NS Solutions Corp.	16,900	434,981
	NSK Ltd.	214,653	1,207,286
	NTT Data Corp.	232,100	3,600,190
	Obayashi Corp.	324,700	2,518,608
#	OBIC Business Consultants Co. Ltd.	9,700	380,941
	Obic Co. Ltd.	15,300	2,452,998
	Odakyu Electric Railway Co. Ltd.	55,400	728,364
	Oji Holdings Corp.	663,600	2,742,492
	Olympus Corp.	340,700	6,405,027
	Omron Corp.	43,400	2,511,149
	Ono Pharmaceutical Co. Ltd.	111,900	2,428,083
	Open House Group Co. Ltd.	34,000	1,286,229
	Oracle Corp.	12,300	842,634
	Oriental Land Co. Ltd.	30,600	5,098,567
	ORIX Corp.	361,800	6,361,522
	Osaka Gas Co. Ltd.	85,500	1,379,704
	Otsuka Corp.	35,600	1,171,224
	Otsuka Holdings Co. Ltd.	70,300	2,255,253
	PALTAC Corp.	11,700	423,623
	Pan Pacific International Holdings Corp.	133,300	2,465,133
	Panasonic Holdings Corp.	756,387	7,014,255
	Panasonic Holdings Corp., ADR	85,490	787,790
*	Park24 Co. Ltd.	75,700	1,283,927
*	PeptiDream, Inc.	14,700	229,517
	Persol Holdings Co. Ltd.	56,800	1,245,369
	Pigeon Corp.	30,500	484,732
	Pola Orbis Holdings, Inc.	26,900	388,106
	Rakus Co. Ltd.	25,500	349,466
*	Rakuten Group, Inc.	221,313	1,128,352
	Recruit Holdings Co. Ltd.	381,000	12,253,059
	Relo Group, Inc.	63,800	1,081,181
*	Renesas Electronics Corp.	329,000	3,384,127
	Resona Holdings, Inc.	569,931	3,153,841
	Resonac Holdings Corp.	182,800	3,124,159
	Ricoh Co. Ltd.	258,400	2,005,860
	Rinnai Corp.	14,500	1,144,485
	Rohm Co. Ltd.	33,062	2,649,307
	Rohto Pharmaceutical Co. Ltd.	113,600	2,096,081
	Ryohin Keikaku Co. Ltd.	182,000	2,018,042
	Sankyo Co. Ltd.	9,400	379,681
	Sankyu, Inc.	50,500	1,984,234
	Sanrio Co. Ltd.	17,500	667,489
	Santen Pharmaceutical Co. Ltd.	180,600	1,407,913
	Sanwa Holdings Corp.	162,800	1,723,468
	SBI Holdings, Inc.	126,350	2,678,531
	SBI Shinsei Bank Ltd.	27,200	501,685
	SCREEN Holdings Co. Ltd.	23,500	1,751,147
	SCSK Corp.	66,300	1,079,856
	Secom Co. Ltd.	46,000	2,740,485
	Sega Sammy Holdings, Inc.	72,748	1,151,929

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seibu Holdings, Inc.	91,200	$1,023,046
	Seiko Epson Corp.	199,100	3,087,642
	Seino Holdings Co. Ltd.	71,200	711,073
	Sekisui Chemical Co. Ltd.	177,100	2,480,867
#	Sekisui House Ltd.	269,660	5,096,374
	Seven & I Holdings Co. Ltd.	242,776	11,462,158
	Seven Bank Ltd.	441,500	907,265
	SG Holdings Co. Ltd.	109,000	1,682,014
#	Sharp Corp.	177,300	1,473,729
*	SHIFT, Inc.	5,400	1,007,832
	Shimadzu Corp.	75,300	2,314,049
	Shimamura Co. Ltd.	11,854	1,113,217
	Shimano, Inc.	21,000	3,745,043
	Shimizu Corp.	265,700	1,489,433
	Shin-Etsu Chemical Co. Ltd.	104,100	15,346,736
	Shinko Electric Industries Co. Ltd.	40,200	1,131,067
	Shionogi & Co. Ltd.	44,600	2,125,390
	Shiseido Co. Ltd.	96,900	5,036,474
	Shizuoka Financial Group, Inc.	202,870	1,718,640
	SHO-BOND Holdings Co. Ltd.	15,300	652,792
#*	Skylark Holdings Co. Ltd.	139,100	1,655,412
	SMC Corp.	10,200	5,180,688
	SMS Co. Ltd.	28,300	744,418
	Softbank Corp.	682,000	7,803,507
	SoftBank Group Corp.	271,476	12,852,231
	Sohgo Security Services Co. Ltd.	52,900	1,456,437
	Sojitz Corp.	120,399	2,387,068
	Sompo Holdings, Inc.	80,094	3,447,958
	Sony Group Corp.	367,700	32,854,559
	Square Enix Holdings Co. Ltd.	27,500	1,300,510
	Stanley Electric Co. Ltd.	75,300	1,620,550
	Subaru Corp.	311,186	5,113,295
	Sugi Holdings Co. Ltd.	25,000	1,092,703
	SUMCO Corp.	201,000	2,978,170
	Sumitomo Chemical Co. Ltd.	762,248	2,925,989
	Sumitomo Corp.	265,000	4,756,731
	Sumitomo Electric Industries Ltd.	353,200	4,244,108
	Sumitomo Forestry Co. Ltd.	113,600	2,124,036
	Sumitomo Heavy Industries Ltd.	88,500	1,967,997
	Sumitomo Metal Mining Co. Ltd.	158,736	6,445,194
	Sumitomo Mitsui Financial Group, Inc.	271,540	11,801,417
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	4,493,119
	Sumitomo Pharma Co. Ltd.	113,369	797,082
	Sumitomo Realty & Development Co. Ltd.	137,500	3,351,855
	Sumitomo Rubber Industries Ltd.	148,400	1,317,461
	Sundrug Co. Ltd.	47,800	1,352,420
	Suntory Beverage & Food Ltd.	73,600	2,485,306
	Suzuken Co. Ltd.	33,738	888,595
	Suzuki Motor Corp.	94,100	3,528,015
	Sysmex Corp.	52,200	3,465,300
	T&D Holdings, Inc.	190,200	3,044,388
	Taiheiyo Cement Corp.	78,200	1,347,652
	Taisei Corp.	76,300	2,634,026
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	681,464
	Taiyo Yuden Co. Ltd.	62,600	2,126,241
	Takashimaya Co. Ltd.	72,500	1,012,919
	Takeda Pharmaceutical Co. Ltd.	333,452	10,482,853
	TBS Holdings, Inc.	17,600	205,470
#	TDK Corp.	219,602	7,845,558

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TechnoPro Holdings, Inc.	62,400	$1,942,834
	Teijin Ltd.	186,000	1,909,909
	Terumo Corp.	133,900	3,897,876
	THK Co. Ltd.	72,700	1,542,864
	TIS, Inc.	79,200	2,283,760
	Tobu Railway Co. Ltd.	35,200	825,901
#	Toei Animation Co. Ltd.	2,000	199,367
	Toei Co. Ltd.	2,800	370,187
	Toho Co. Ltd.	21,800	805,149
	Toho Gas Co. Ltd.	25,100	492,254
	Tohoku Electric Power Co., Inc.	160,400	862,712
	Tokai Carbon Co. Ltd.	69,000	595,307
	Tokio Marine Holdings, Inc.	381,243	7,985,021
	Tokyo Century Corp.	35,400	1,244,705
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,312,923
	Tokyo Electron Ltd.	43,700	15,274,205
	Tokyo Gas Co. Ltd.	94,000	1,968,331
	Tokyo Ohka Kogyo Co. Ltd.	13,400	660,439
	Tokyo Tatemono Co. Ltd.	154,919	1,920,610
	Tokyu Corp.	91,317	1,174,287
	Tokyu Fudosan Holdings Corp.	499,400	2,534,071
	Toppan, Inc.	100,000	1,611,217
	Toray Industries, Inc.	571,293	3,510,052
	Toridoll Holdings Corp.	5,400	117,142
	Toshiba Corp.	88,800	3,049,982
	Tosoh Corp.	209,900	2,746,208
	TOTO Ltd.	42,000	1,632,242
	Toyo Seikan Group Holdings Ltd.	72,000	934,623
	Toyo Suisan Kaisha Ltd.	18,500	764,435
	Toyo Tire Corp.	100,800	1,205,917
	Toyoda Gosei Co. Ltd.	47,500	788,693
	Toyota Boshoku Corp.	67,300	998,186
	Toyota Industries Corp.	30,100	1,832,266
#	Toyota Motor Corp., Sponsored ADR	50,791	7,471,864
	Toyota Motor Corp.	2,420,615	35,548,456
	Toyota Tsusho Corp.	89,360	3,783,695
	Trend Micro, Inc., Sponsored ADR	777	37,770
*	Trend Micro, Inc.	42,500	2,104,346
	Tsumura & Co.	25,800	551,657
	Tsuruha Holdings, Inc.	28,400	2,091,023
	Ulvac, Inc.	24,300	1,136,802
	Unicharm Corp.	84,500	3,223,306
	USS Co. Ltd.	77,800	1,279,667
*	Visional, Inc.	6,800	492,718
	Welcia Holdings Co. Ltd.	28,200	630,289
	West Japan Railway Co.	39,100	1,637,449
	Workman Co. Ltd.	10,900	444,456
	Yakult Honsha Co. Ltd.	24,500	1,749,004
	Yamada Holdings Co. Ltd.	365,600	1,327,482
	Yamaha Corp.	30,000	1,166,522
	Yamaha Motor Co. Ltd.	189,300	4,662,588
	Yamato Holdings Co. Ltd.	108,100	1,891,419
	Yamato Kogyo Co. Ltd.	21,200	803,515
	Yamazaki Baking Co. Ltd.	65,800	769,841
	Yaoko Co. Ltd.	11,800	616,010
	Yaskawa Electric Corp.	48,300	1,888,003
	Yokogawa Electric Corp.	53,900	946,461
	Yokohama Rubber Co. Ltd.	104,300	1,713,528
	Z Holdings Corp.	539,000	1,568,338

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zenkoku Hosho Co. Ltd.	42,100	$1,639,700
	Zensho Holdings Co. Ltd.	45,600	1,163,948
	Zeon Corp.	101,600	999,390
	ZOZO, Inc.	38,500	998,043
TOTAL JAPAN			1,159,232,641
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV, CVA	201,391	3,342,597
*Ω	Adyen NV	3,907	5,907,021
	Aegon NV	350,997	1,936,026
	Aegon NV, Class NY	524,477	2,874,134
	Akzo Nobel NV	92,002	6,852,757
#	ArcelorMittal SA	303,729	9,397,394
	ASM International NV	18,052	6,105,294
	ASML Holding NV	30,871	20,425,555
	ASML Holding NV	82,305	54,390,436
	ASR Nederland NV	91,948	4,352,036
	Coca-Cola Europacific Partners PLC	102,269	5,725,751
Ω	CTP NV	28,031	404,848
	Heineken NV	67,737	6,769,561
	IMCD NV	30,645	4,858,207
	ING Groep NV	811,477	11,750,398
#	JDE Peet's NV	37,519	1,124,554
	Koninklijke Ahold Delhaize NV	544,491	16,251,403
	Koninklijke DSM NV	62,242	8,004,445
	Koninklijke KPN NV	2,415,980	8,259,857
	Koninklijke Philips NV	169,859	2,932,692
	Koninklijke Philips NV	126,874	2,172,084
	NN Group NV	118,884	5,165,281
	OCI NV	91,239	3,105,817
	Prosus NV	151,357	12,221,355
	Randstad NV	74,085	4,748,725
	Universal Music Group NV	181,501	4,639,595
	Wolters Kluwer NV	105,551	11,507,489
TOTAL NETHERLANDS			225,225,312
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	293,662	1,408,410
*	Air New Zealand Ltd.	671,417	337,557
*	Auckland International Airport Ltd.	250,964	1,381,189
	Chorus Ltd.	354,679	1,919,396
	Contact Energy Ltd.	207,764	1,044,877
	EBOS Group Ltd.	44,388	1,237,397
	Fisher & Paykel Healthcare Corp. Ltd.	156,165	2,562,853
	Fletcher Building Ltd.	384,449	1,265,971
	Fonterra Co-operative Group Ltd.	22,286	46,599
#	Genesis Energy Ltd.	169,022	313,331
	Infratil Ltd.	220,823	1,271,287
	Mainfreight Ltd.	27,514	1,273,483
	Mercury NZ Ltd.	140,960	547,622
#	Meridian Energy Ltd.	240,712	831,950
#	Port of Tauranga Ltd.	117,196	476,250
	Ryman Healthcare Ltd.	140,402	627,057
#	Spark New Zealand Ltd.	690,945	2,329,683
	Summerset Group Holdings Ltd.	130,246	824,840
	Vector Ltd.	65,942	181,555
TOTAL NEW ZEALAND			19,881,307

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.8%)
*	Adevinta ASA	61,332	$525,789
	AF Gruppen ASA	5,148	73,484
	Aker ASA, Class A	7,951	574,914
	Aker BP ASA	99,143	3,020,068
	Aker Solutions ASA	101,864	402,696
	Austevoll Seafood ASA	46,393	459,599
	Bakkafrost P/F	13,496	837,447
	Borregaard ASA	25,982	400,570
	DNB Bank ASA	205,466	3,842,125
Ω	Elkem ASA	305,194	1,081,056
Ω	Entra ASA	6,847	80,987
	Equinor ASA	303,757	9,257,493
#,*	FLEX LNG Ltd.	14,230	441,069
#	Frontline PLC	54,697	753,689
	Gjensidige Forsikring ASA	36,071	648,320
*	Golar LNG Ltd.	6,906	161,877
#	Golden Ocean Group Ltd.	102,795	983,407
	Hafnia Ltd.	63,983	336,450
	Kongsberg Gruppen ASA	19,687	783,773
	Leroy Seafood Group ASA	87,170	513,337
	Mowi ASA	92,851	1,716,971
#*	NEL ASA	413,227	708,203
*	Nordic Semiconductor ASA	36,982	589,717
	Norsk Hydro ASA	448,618	3,637,327
	Orkla ASA	167,138	1,247,805
#	Salmar ASA	12,345	574,038
	Schibsted ASA, Class A	25,439	555,559
	Schibsted ASA, Class B	34,120	713,275
	SpareBank 1 SR-Bank ASA	79,319	919,648
	Storebrand ASA	180,151	1,568,316
	Subsea 7 SA	118,877	1,481,454
	Telenor ASA	181,689	1,902,031
	TGS ASA	86,512	1,432,388
	TOMRA Systems ASA	59,769	1,055,122
	Wallenius Wilhelmsen ASA	60,983	578,733
	Yara International ASA	54,744	2,432,346
TOTAL NORWAY			46,291,083
PORTUGAL — (0.2%)
*††	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	497,099	2,469,716
	EDP Renovaveis SA	106,163	2,309,160
	Galp Energia SGPS SA	508,501	6,960,384
	Jeronimo Martins SGPS SA	75,294	1,634,687
TOTAL PORTUGAL			13,373,947
SINGAPORE — (1.1%)
	Capitaland Investment Ltd.	632,950	1,917,592
	City Developments Ltd.	355,500	2,256,297
	DBS Group Holdings Ltd.	480,426	13,152,272
#	DFI Retail Group Holdings Ltd.	160,100	512,324
	Genting Singapore Ltd.	1,572,500	1,190,947
	Great Eastern Holdings Ltd.	13,000	188,209
	Hongkong Land Holdings Ltd.	427,400	2,089,462
	Jardine Cycle & Carriage Ltd.	58,610	1,299,362
	Keppel Corp. Ltd.	524,200	3,026,551
	Olam Group Ltd.	381,455	463,787
	Oversea-Chinese Banking Corp. Ltd.	839,157	8,291,163

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sembcorp Industries Ltd.	817,920	$2,255,557
	Singapore Airlines Ltd.	611,900	2,766,929
	Singapore Exchange Ltd.	396,600	2,793,459
	Singapore Technologies Engineering Ltd.	424,600	1,193,780
	Singapore Telecommunications Ltd.	1,651,850	3,163,559
	United Overseas Bank Ltd.	347,565	7,900,371
	UOL Group Ltd.	242,187	1,292,205
	Venture Corp. Ltd.	129,400	1,827,303
	Wilmar International Ltd.	1,406,500	4,372,837
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	1,482,917
TOTAL SINGAPORE			63,436,883
SPAIN — (2.1%)
	Acciona SA	18,175	3,545,943
#	ACS Actividades de Construccion y Servicios SA	145,920	4,318,315
*Ω	Aena SME SA	15,401	2,313,984
*	Amadeus IT Group SA	94,773	5,971,074
	Banco Bilbao Vizcaya Argentaria SA	1,401,013	9,896,438
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	5,150,369
	Banco Santander SA	4,375,743	15,292,956
	Bankinter SA	161,692	1,166,609
	CaixaBank SA	970,215	4,304,802
Ω	Cellnex Telecom SA	96,819	3,794,141
	Endesa SA	108,730	2,167,719
	Ferrovial SA	101,145	2,984,608
*	Grifols SA	99,537	1,317,676
	Iberdrola SA	1,359,045	15,943,997
	Iberdrola SA	22,650	264,584
	Industria de Diseno Textil SA	322,128	10,057,096
	Mapfre SA	438,623	882,266
	Naturgy Energy Group SA	33,680	955,239
	Red Electrica Corp. SA	169,736	3,004,139
	Repsol SA	890,789	14,632,848
#	Telefonica SA, Sponsored ADR	76,125	292,320
	Telefonica SA	2,997,454	11,387,390
TOTAL SPAIN			119,644,513
SWEDEN — (2.6%)
	AAK AB	54,219	935,808
	AddTech AB, Class B	79,712	1,272,947
	AFRY AB	21,419	386,667
	Alfa Laval AB	67,234	2,112,871
	Assa Abloy AB, Class B	199,102	4,690,097
	Atlas Copco AB, Class A	817,620	9,701,929
	Atlas Copco AB, Class B	495,880	5,230,346
	Atrium Ljungberg AB, Class B	12,064	215,677
#	Avanza Bank Holding AB	46,352	1,069,508
	Axfood AB	38,731	997,545
#	Beijer Ref AB	62,555	965,033
	Billerud AB	92,206	1,071,179
*Ω	BioArctic AB	7,185	214,283
	Boliden AB	120,439	5,404,938
Ω	Bravida Holding AB	124,115	1,372,015
	Bure Equity AB	3,050	76,824
#	Castellum AB	47,565	652,643
	Catena AB	9,850	412,085
Ω	Dometic Group AB	144,296	909,363
#	Electrolux AB, Class B	159,148	2,254,148

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Elekta AB, Class B	173,204	$1,260,715
	Epiroc AB, Class A	192,008	3,735,853
	Epiroc AB, Class B	115,155	1,919,919
	Essity AB, Class A	8,605	224,944
	Essity AB, Class B	165,564	4,325,216
Ω	Evolution AB	37,245	4,186,005
#	Fabege AB	57,262	541,194
*	Fastighets AB Balder, Class B	108,312	558,050
	Fortnox AB	133,813	675,239
#	Getinge AB, Class B	79,031	1,780,377
#	H & M Hennes & Mauritz AB, Class B	225,500	2,777,322
	Hexagon AB, Class B	344,854	3,953,234
	Hexatronic Group AB	72,441	891,637
	Hexpol AB	115,119	1,243,614
	Holmen AB, Class B	30,769	1,269,085
	Hufvudstaden AB, Class A	31,720	477,708
	Husqvarna AB, Class A	12,600	107,236
	Husqvarna AB, Class B	200,647	1,707,082
	Indutrade AB	83,588	1,856,257
	Kindred Group PLC, SDR	173,479	1,748,186
	Lagercrantz Group AB, Class B	99,053	1,039,234
	Lifco AB, Class B	63,235	1,161,648
	Loomis AB	56,209	1,671,510
	Medicover AB, Class B	22,894	391,032
*	Millicom International Cellular SA, SDR	165,670	2,838,481
#*	Neobo Fastigheter AB	14,766	27,604
	Nibe Industrier AB, Class B	236,728	2,557,672
	Nordnet AB publ	41,279	670,971
	Orron Energy AB	44,955	83,341
*	OX2 AB	19,256	148,650
*	Pandox AB	72,200	994,043
	Peab AB, Class B	171,159	1,068,108
	Saab AB, Class B	31,138	1,274,742
	Sagax AB, Class B	32,558	809,880
#	Samhallsbyggnadsbolaget i Norden AB	147,663	269,764
#	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	42,389
	Sandvik AB	320,773	6,629,619
	Sectra AB, Class B	65,122	922,238
	Securitas AB, Class B	221,019	2,023,110
#*Ω	Sinch AB	185,644	767,447
	Skandinaviska Enskilda Banken AB, Class A	320,811	3,883,677
	Skanska AB, Class B	166,180	2,933,093
	SKF AB, Class A	5,065	89,821
	SKF AB, Class B	165,650	2,931,722
	SSAB AB, Class A	149,884	1,071,316
	SSAB AB, Class B	431,312	2,939,246
	Svenska Cellulosa AB SCA, Class A	8,605	119,810
	Svenska Cellulosa AB SCA, Class B	143,721	1,995,758
	Svenska Handelsbanken AB, Class A	292,444	3,049,611
#	Svenska Handelsbanken AB, Class B	3,612	45,403
	Sweco AB, Class B	72,597	787,518
	Swedbank AB, Class A	193,925	3,730,422
*	Swedish Orphan Biovitrum AB	69,018	1,539,140
	Tele2 AB, Class B	246,716	2,130,770
	Telefonaktiebolaget LM Ericsson, Class A	17,870	115,859
	Telefonaktiebolaget LM Ericsson, Class B	983,007	5,701,893
	Telia Co. AB	787,982	2,035,074
Ω	Thule Group AB	41,115	985,272
	Trelleborg AB, Class B	97,629	2,441,162

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	16,903	$362,411
	Volvo AB, Class A	92,380	1,919,077
	Volvo AB, Class B	486,943	9,662,656
#*	Volvo Car AB, Class B	41,185	205,492
	Wallenstam AB, Class B	102,980	472,746
	Wihlborgs Fastigheter AB	89,786	739,219
TOTAL SWEDEN			152,464,430
SWITZERLAND — (7.7%)
	ABB Ltd.	562,377	19,579,522
	Alcon, Inc.	181,884	13,684,304
	Baloise Holding AG	15,636	2,571,698
	Banque Cantonale Vaudoise	5,024	477,567
	Barry Callebaut AG	2,125	4,439,832
	Chocoladefabriken Lindt & Spruengli AG	32	3,601,899
	Cie Financiere Richemont SA, Class A	119,264	18,385,405
	Credit Suisse Group AG	391,773	1,349,612
#	Credit Suisse Group AG, Sponsored ADR	366,545	1,286,573
	EMS-Chemie Holding AG	1,942	1,447,723
	Geberit AG	9,299	5,290,967
	Givaudan SA	3,628	11,762,810
	Holcim AG	196,158	11,718,505
	Julius Baer Group Ltd.	128,040	8,213,038
	Kuehne + Nagel International AG	25,430	6,063,950
#	Logitech International SA	125,262	7,313,586
	Lonza Group AG	21,746	12,404,817
	Nestle SA	671,534	81,933,222
	Novartis AG, Sponsored ADR	195,278	17,696,092
	Novartis AG	340,245	30,761,222
	Partners Group Holding AG	7,711	7,235,204
	Roche Holding AG	7,438	2,722,612
	Roche Holding AG	205,381	64,113,863
	Schindler Holding AG	11,885	2,404,204
	SGS SA	1,689	4,118,853
	SIG Group AG	172,828	4,283,708
	Sika AG	42,519	12,081,640
	Sonova Holding AG	20,351	5,089,208
	Straumann Holding AG	29,987	3,926,408
	Swatch Group AG	13,401	4,852,080
	Swatch Group AG	23,959	1,574,290
	Swiss Life Holding AG	11,467	6,786,717
	Swiss Prime Site AG	27,938	2,489,506
	Swiss Re AG	110,968	11,619,559
	Swisscom AG	20,449	12,082,405
#*	UBS Group AG	792,163	16,952,622
Ω	VAT Group AG	12,243	3,811,291
	Zurich Insurance Group AG	37,235	18,413,768
TOTAL SWITZERLAND			444,540,282
UNITED KINGDOM — (12.8%)
	3i Group PLC	489,969	9,559,162
	abrdn PLC	1,302,288	3,430,010
	Admiral Group PLC	58,028	1,577,510
	Airtel Africa PLC	795,172	1,147,959
	Anglo American PLC	403,510	17,403,538
	Antofagasta PLC	127,906	2,748,258
	Ashtead Group PLC	159,177	10,484,793
	Associated British Foods PLC	142,156	3,263,220

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC, Sponsored ADR	326,058	$21,314,411
	AstraZeneca PLC	126,555	16,580,281
Ω	Auto Trader Group PLC	427,444	3,316,317
	Aviva PLC	1,074,091	6,057,712
	B&M European Value Retail SA	497,943	2,753,780
	BAE Systems PLC	669,401	7,086,305
	Barclays PLC, Sponsored ADR	575,527	5,340,891
	Barclays PLC	1,867,024	4,291,898
	Barratt Developments PLC	521,862	2,966,121
	Beazley PLC	190,679	1,569,173
	Bellway PLC	44,865	1,173,472
	Berkeley Group Holdings PLC	53,150	2,721,678
	BP PLC, Sponsored ADR	765,146	27,721,258
	BP PLC	2,286,869	13,813,255
	British American Tobacco PLC, Sponsored ADR	22,867	880,151
	British American Tobacco PLC	446,549	17,117,918
	BT Group PLC	5,282,149	8,138,171
	Bunzl PLC	102,060	3,746,745
	Burberry Group PLC	158,590	4,830,795
*	Carnival PLC	39,739	379,675
#*	Carnival PLC, ADR	3,555	34,590
	Centrica PLC	4,642,043	5,783,066
	Coca-Cola HBC AG	60,881	1,479,492
	Compass Group PLC	413,439	9,876,231
Ω	ConvaTec Group PLC	701,027	2,033,306
	Croda International PLC	30,613	2,609,358
	DCC PLC	47,931	2,730,049
	Dechra Pharmaceuticals PLC	2,522	89,446
#	Diageo PLC, Sponsored ADR	105,239	18,611,517
	Diageo PLC	169,923	7,430,065
	Diploma PLC	42,857	1,449,741
	Direct Line Insurance Group PLC	512,105	1,122,865
	DS Smith PLC	846,006	3,703,736
*	easyJet PLC	41,783	254,525
	Entain PLC	174,085	3,210,246
*††	Evraz PLC	179,407	0
	Experian PLC	292,203	10,685,709
	Ferguson PLC	70,177	9,887,578
*	Frasers Group PLC	104,619	1,011,911
	Fresnillo PLC	78,641	798,824
	Glencore PLC	3,359,417	22,497,616
	GSK PLC	389,335	6,838,679
	GSK PLC, Sponsored ADR	281,778	9,935,478
*	Haleon PLC	486,669	1,950,268
#*	Haleon PLC, ADR	352,222	2,852,998
	Halma PLC	82,739	2,202,845
	Harbour Energy PLC	135,642	524,637
	Hargreaves Lansdown PLC	156,503	1,722,976
	Hikma Pharmaceuticals PLC	111,963	2,368,476
	Hiscox Ltd.	136,430	1,898,854
	Howden Joinery Group PLC	387,823	3,309,208
	HSBC Holdings PLC	1,377,459	10,149,594
#	HSBC Holdings PLC, Sponsored ADR	551,216	20,361,919
	IG Group Holdings PLC	249,093	2,449,151
	IMI PLC	108,722	1,946,677
	Imperial Brands PLC, Sponsored ADR	13,337	334,625
	Imperial Brands PLC	417,231	10,466,749
	Inchcape PLC	131,822	1,486,256
	Informa PLC	421,585	3,486,823

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	InterContinental Hotels Group PLC, ADR	1,227	$86,839
	InterContinental Hotels Group PLC	39,805	2,763,405
	Intermediate Capital Group PLC	126,832	2,182,451
*	International Consolidated Airlines Group SA	119,677	250,153
	Intertek Group PLC	49,463	2,658,489
	Investec PLC	290,606	1,858,557
	ITV PLC	1,056,490	1,058,002
	J Sainsbury PLC	1,003,207	3,253,480
	JD Sports Fashion PLC	1,217,361	2,453,736
	Johnson Matthey PLC	123,850	3,459,461
#*Ω	Just Eat Takeaway.com NV	39,916	1,020,797
	Kingfisher PLC	1,174,836	4,053,087
	Legal & General Group PLC	2,180,641	6,862,343
*	Liberty Global PLC, Class A	6,399	138,794
*	Liberty Global PLC, Class C	15,388	343,922
	Lloyds Banking Group PLC	11,430,511	7,438,924
#	Lloyds Banking Group PLC, ADR	1,256,966	3,255,542
	London Stock Exchange Group PLC	57,148	5,231,590
	M&G PLC	1,502,506	3,752,237
	Man Group PLC	768,033	2,362,818
	Mediclinic International PLC	173,666	1,062,556
	Melrose Industries PLC	1,849,862	3,261,616
	Mondi PLC	239,441	4,515,341
	National Grid PLC	283,331	3,601,957
#	National Grid PLC, Sponsored ADR	94,014	5,995,273
	NatWest Group PLC	1,124,693	4,290,767
#	NatWest Group PLC, Sponsored ADR	186,111	1,438,635
	Next PLC	32,817	2,686,864
*	Ocado Group PLC	77,271	618,353
	Pearson PLC	249,529	2,845,673
	Pearson PLC, Sponsored ADR	88,193	996,581
	Pennon Group PLC	47,533	539,595
	Persimmon PLC	158,255	2,763,971
	Phoenix Group Holdings PLC	306,592	2,430,011
#	Prudential PLC, ADR	73,966	2,466,766
	Prudential PLC	451,071	7,494,568
	Reckitt Benckiser Group PLC	155,309	11,067,459
#	RELX PLC, Sponsored ADR	218,250	6,484,209
	RELX PLC	387,363	11,517,910
	Renishaw PLC	5,982	291,971
	Rentokil Initial PLC	566,438	3,434,556
	Rightmove PLC	357,334	2,596,349
	Rio Tinto PLC	154,229	12,076,320
#	Rio Tinto PLC, Sponsored ADR	241,166	19,136,522
*	Rolls-Royce Holdings PLC	1,513,143	1,979,695
	RS GROUP PLC	179,713	2,089,316
	Sage Group PLC	310,458	2,982,778
	Schroders PLC	350,999	2,075,734
	Severn Trent PLC	62,676	2,181,180
	Shell PLC	36,838	1,081,467
	Shell PLC, ADR	1,187,857	69,857,870
#	Smith & Nephew PLC, Sponsored ADR	9,028	250,978
	Smith & Nephew PLC	222,446	3,072,053
	Smiths Group PLC	125,832	2,686,137
	Softcat PLC	46,354	693,637
	Spectris PLC	43,528	1,725,666
	Spirax-Sarco Engineering PLC	15,651	2,235,619
	SSE PLC	490,726	10,474,385
	St. James's Place PLC	99,247	1,504,955

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Standard Chartered PLC	1,001,127	$8,409,080
	Tate & Lyle PLC	218,719	2,036,723
	Taylor Wimpey PLC	2,004,682	2,908,635
	Tesco PLC	2,838,337	8,626,785
#	Unilever PLC, Sponsored ADR	358,803	18,334,833
	Unilever PLC	337,393	17,140,176
	United Utilities Group PLC	160,469	2,099,747
	Vodafone Group PLC	8,515,009	9,824,726
	Vodafone Group PLC, Sponsored ADR	21,712	251,429
	Weir Group PLC	127,397	2,808,340
	Whitbread PLC	89,645	3,376,229
*	Wise PLC, Class A	61,064	409,349
	WPP PLC	437,276	5,109,017
TOTAL UNITED KINGDOM			745,325,530
TOTAL COMMON STOCKS			5,585,149,728
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	19,522	1,849,492
*	Dr Ing hc F Porsche AG	22,784	2,708,989
	Henkel AG & Co. KGaA	39,972	2,850,014
	Porsche Automobil Holding SE	55,237	3,302,989
#	Sartorius AG	7,791	3,493,578
	Volkswagen AG	74,261	10,299,308
TOTAL GERMANY			24,504,370
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#*	ACS Actividades de Construccion	145,920	74,036
TOTAL INVESTMENT SECURITIES (Cost $4,017,084,352)			5,609,728,134

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	17,251,821	199,569,062
TOTAL INVESTMENTS — (100.0%)
(Cost $4,216,628,514)^^			$5,809,297,196
As of January 31, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	226	03/17/23	$44,049,007	$46,217,000	$2,167,993
Total Futures Contracts			$44,049,007	$46,217,000	$2,167,993

Large Cap International Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,123,371	$386,736,664	—	$409,860,035
Austria	—	10,963,376	—	10,963,376
Belgium	645,620	53,947,984	—	54,593,604
Canada	604,355,282	2,773,529	—	607,128,811
China	—	841,956	—	841,956
Denmark	6,326,564	133,152,185	—	139,478,749
Finland	575,065	69,570,431	—	70,145,496
France	3,847,783	560,017,354	—	563,865,137
Germany	15,691,011	379,393,462	—	395,084,473
Hong Kong	—	132,200,428	—	132,200,428
Ireland	16,245,707	28,785,362	—	45,031,069
Israel	5,337,353	32,948,371	—	38,285,724
Italy	1,990,832	126,264,110	—	128,254,942
Japan	19,624,352	1,139,608,289	—	1,159,232,641
Netherlands	68,834,048	156,391,264	—	225,225,312
New Zealand	—	19,881,307	—	19,881,307
Norway	1,125,180	45,165,903	—	46,291,083
Portugal	—	13,373,947	—	13,373,947
Singapore	—	63,436,883	—	63,436,883
Spain	5,442,689	114,201,824	—	119,644,513
Sweden	—	152,464,430	—	152,464,430
Switzerland	45,865,079	398,675,203	—	444,540,282
United Kingdom	236,426,031	508,899,499	—	745,325,530
Preferred Stocks
Germany	—	24,504,370	—	24,504,370
Rights/Warrants
Spain	—	74,036	—	74,036
Securities Lending Collateral	—	199,569,062	—	199,569,062
Futures Contracts**	2,167,993	—	—	2,167,993
TOTAL	$1,057,623,960	$4,753,841,229	—	$5,811,465,189
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (6.9%)
*	3P Learning Ltd.	182,513	$163,523
*	A2B Australia Ltd.	950,290	761,589
	Accent Group Ltd.	1,632,618	2,538,832
#	Adairs Ltd.	474,957	972,315
	Adbri Ltd.	1,810,964	2,381,276
	AGL Energy Ltd.	1,039,947	5,639,915
*	Ainsworth Game Technology Ltd.	387,271	285,933
*	Alkane Resources Ltd.	2,028,893	964,803
*	Alliance Aviation Services Ltd.	42,210	100,309
*	Allkem Ltd.	531,825	4,937,431
	ALS Ltd.	1,192,855	11,067,267
*	Altech Chemicals Ltd.	165,453	11,662
	Altium Ltd.	255,250	7,067,122
	Alumina Ltd.	4,274,040	4,754,690
#*	AMA Group Ltd.	1,828,989	265,379
*	AMP Ltd.	10,296,608	9,767,421
	Ampol Ltd.	675,011	14,638,200
	Ansell Ltd.	412,472	8,243,481
	APA Group	1,158,388	8,669,271
#	Appen Ltd.	336,624	615,419
*	Arafura Rare Earths Ltd.	2,579,997	1,011,353
	Arafura Resources Ltd.	484,358	188,036
#	ARB Corp. Ltd.	233,975	5,316,369
*	Ardea Resources Ltd.	28,411	15,120
	Ardent Leisure Group Ltd.	1,492,871	734,763
#*	Argosy Minerals Ltd.	38,616	17,606
	Aristocrat Leisure Ltd.	747,818	18,054,737
	ASX Ltd.	43,079	2,108,076
	Atlas Arteria Ltd.	2,292,826	11,150,988
	AUB Group Ltd.	155,166	2,599,174
*	Audinate Group Ltd.	12,462	67,104
#*	Aura Energy Ltd.	120,034	29,510
#*	Aurelia Metals Ltd.	5,681,890	587,475
	Aurizon Holdings Ltd.	5,227,723	13,664,008
#*	Aussie Broadband Ltd.	193,753	413,295
	Austal Ltd.	1,707,129	2,003,362
	Australia & New Zealand Banking Group Ltd.	2,477,843	44,096,660
*	Australian Agricultural Co. Ltd.	1,495,765	1,829,454
	Australian Ethical Investment Ltd.	52,590	164,502
	Australian Finance Group Ltd.	931,545	1,116,592
#*	Australian Strategic Materials Ltd.	426,234	544,685
*	Australian Vanadium Ltd.	1,298,655	25,908
	Australian Vintage Ltd.	101,209	43,733
	Auswide Bank Ltd.	46,301	191,056
	AVJennings Ltd.	297,081	90,228
	Baby Bunting Group Ltd.	382,353	731,224
	Bank of Queensland Ltd.	2,572,916	12,722,681
#*	Bannerman Energy Ltd.	81,394	111,846
	Bapcor Ltd.	1,489,373	6,735,564
	Base Resources Ltd.	50,433	7,650
	Beach Energy Ltd.	10,224,703	10,987,327
	Beacon Lighting Group Ltd.	6,598	11,037
	Bega Cheese Ltd.	1,283,626	3,533,040
#	Bell Financial Group Ltd.	267,799	195,060
*	Bellevue Gold Ltd.	1,075,872	912,841

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Bendigo & Adelaide Bank Ltd.	1,855,742	$13,228,484
#*	Betmakers Technology Group Ltd.	21,129	3,404
#	BHP Group Ltd., Sponsored ADR	1,283,423	90,032,123
	BHP Group Ltd.,Class DI	5,730,049	200,763,723
#*	Bigtincan Holdings Ltd.	215,674	84,415
#*	Black Rock Mining Ltd.	99,755	11,037
	Blackmores Ltd.	42,992	2,670,301
*††	Blue Sky Alternative Investments Ltd.	32,768	0
	BlueScope Steel Ltd.	2,124,816	28,975,007
#	Boral Ltd.	37,970	92,772
*	Boss Energy Ltd.	19,165	35,242
	Brambles Ltd.	2,212,899	18,817,498
	Bravura Solutions Ltd.	769,177	471,173
#	Breville Group Ltd.	323,664	5,218,395
	Brickworks Ltd.	382,335	6,439,530
#*	BWX Ltd.	252,368	38,550
#*	Calidus Resources Ltd.	58,150	11,329
*	Calix Ltd.	11,133	44,021
	Capitol Health Ltd.	1,906,520	390,088
	Capral Ltd.	2,587	15,095
*	Capricorn Metals Ltd.	560,119	1,805,741
#*	Carnarvon Energy Ltd.	4,980,321	529,230
	Carsales.com Ltd.	1,056,185	17,099,888
	Cash Converters International Ltd.	2,116,492	351,827
#*	Catapult Group International Ltd.	192,104	97,852
	Cedar Woods Properties Ltd.	338,706	1,101,587
*††	Centrebet International Ltd.	44,010	0
	Challenger Ltd.	2,149,463	11,019,784
	Champion Iron Ltd.	779,880	3,968,401
*	City Chic Collective Ltd.	510,287	235,069
*	Clean Seas Seafood Ltd.	49,960	20,136
	Cleanaway Waste Management Ltd.	6,840,039	13,253,622
#	Clinuvel Pharmaceuticals Ltd.	74,514	1,335,744
	Clover Corp. Ltd.	41,173	36,115
#*	Cobalt Blue Holdings Ltd.	58,513	22,934
	Cochlear Ltd.	74,643	11,276,813
#	Codan Ltd.	587,540	2,218,565
#*	Cogstate Ltd.	18,487	26,032
	Coles Group Ltd.	1,402,320	17,637,854
*††	Collection House Ltd.	371,475	20,190
	Collins Foods Ltd.	673,642	3,843,663
	Commonwealth Bank of Australia	931,529	72,717,072
	Computershare Ltd.	710,970	11,974,051
#*	Cooper Energy Ltd.	13,995,021	1,780,954
#	Corporate Travel Management Ltd.	186,002	2,437,592
	Costa Group Holdings Ltd.	1,536,803	3,197,292
	Credit Corp. Group Ltd.	212,266	3,277,866
	CSL Ltd.	241,532	50,999,582
	CSR Ltd.	3,132,389	11,722,947
*	Danakali Ltd.	56,341	16,223
	Data#3 Ltd.	555,428	2,886,051
*	De Grey Mining Ltd.	952,404	1,009,257
#*	Deep Yellow Ltd.	214,284	122,621
	Deterra Royalties Ltd.	1,534,607	5,324,353
	Dicker Data Ltd.	185,458	1,399,917
	Domain Holdings Australia Ltd.	664,339	1,519,903
#	Domino's Pizza Enterprises Ltd.	150,650	8,121,249
	Downer EDI Ltd.	3,426,263	9,168,864
#	Eagers Automotive Ltd.	538,787	4,382,101

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Eclipx Group Ltd.	1,598,656	$2,309,153
#*	Ecograf Ltd.	178,153	27,344
	Elders Ltd.	649,032	4,468,362
#*	Electro Optic Systems Holdings Ltd.	24,374	10,757
#*	Elixir Energy Ltd.	311,800	31,022
*	Elmo Software Ltd.	45,069	154,681
#	Emeco Holdings Ltd.	1,014,439	543,743
*	Emerald Resources NL	12,204	11,891
#*	EML Payments Ltd.	912,671	434,264
	Endeavour Group Ltd.	1,237,265	5,809,651
*	Energy Transition Minerals Ltd.	413,383	14,964
*	Energy World Corp. Ltd.	9,786,818	304,015
	Enero Group Ltd.	49,515	106,726
	EQT Holdings Ltd.	35,725	624,658
	Estia Health Ltd.	1,282,168	1,833,080
#*	European Lithium Ltd.	596,468	34,170
	Euroz Hartleys Group Ltd.	122,187	101,389
	Evolution Mining Ltd.	5,429,545	12,338,122
	EVT Ltd.	447,919	4,476,219
	Finbar Group Ltd.	5,532	2,716
	Fleetwood Ltd.	413,728	421,256
#*	Flight Centre Travel Group Ltd.	208,324	2,327,730
	Fortescue Metals Group Ltd.	2,687,213	42,446,015
*	Frontier Digital Ventures Ltd.	43,551	27,472
	G8 Education Ltd.	4,054,175	3,605,977
#*	Galan Lithium Ltd.	119,680	99,824
*	Gascoyne Resources Ltd.	58,883	8,105
	Gold Road Resources Ltd.	3,418,093	3,998,504
	GrainCorp Ltd., Class A	1,135,294	6,095,853
	Grange Resources Ltd.	2,576,146	1,858,920
	GUD Holdings Ltd.	564,849	3,355,521
	GWA Group Ltd.	1,080,852	1,662,168
	Hansen Technologies Ltd.	580,011	2,191,552
	Harvey Norman Holdings Ltd.	2,212,760	7,024,935
	Healius Ltd.	3,721,707	8,490,491
	Healthia Ltd.	25,081	24,851
	Helia Group Ltd.	2,180,109	4,322,268
#*	Highfield Resources Ltd.	332,037	155,655
*	Hot Chili Ltd.	31,366	20,560
#	HT&E Ltd.	1,243,739	985,926
	HUB24 Ltd.	90,734	1,692,112
#	Humm Group Ltd.	1,890,578	797,349
	IDP Education Ltd.	322,567	7,178,226
#	IGO Ltd.	688,554	7,157,705
	Iluka Resources Ltd.	1,600,687	12,316,767
	Image Resources NL	504,095	49,920
	Imdex Ltd.	1,729,904	3,071,743
	Incitec Pivot Ltd.	5,775,706	14,122,813
	Infomedia Ltd.	1,490,914	1,167,007
#	Inghams Group Ltd.	1,445,350	2,971,414
	Insignia Financial Ltd.	3,369,196	8,364,176
	Insurance Australia Group Ltd.	2,525,107	8,769,122
	Integral Diagnostics Ltd.	677,985	1,535,878
#*	Integrated Research Ltd.	399,026	173,854
	InvoCare Ltd.	430,506	3,518,283
*	ioneer Ltd.	974,026	299,736
	IPH Ltd.	631,544	3,819,925
	IRESS Ltd.	516,967	3,648,194
	IVE Group Ltd.	353,791	606,432

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	James Hardie Industries PLC, CDI	524,136	$11,760,839
#	James Hardie Industries PLC, Sponsored ADR	39,415	885,655
	JB Hi-Fi Ltd.	513,926	17,670,056
	Johns Lyng Group Ltd.	350,402	1,460,441
	Jupiter Mines Ltd.	2,148,540	349,004
*	Karoon Energy Ltd.	1,970,914	3,260,297
	Kelsian Group Ltd.	214,475	889,508
#*	Kogan.com Ltd.	234,324	749,611
#*	Lark Distilling Co. Ltd.	15,656	22,722
*††	Lednium Technology Pty. Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,079,992	6,594,760
	Lifestyle Communities Ltd.	152,510	2,126,185
	Link Administration Holdings Ltd.	1,651,146	2,250,444
#*	Lithium Power International Ltd.	93,703	29,186
	Lithium Power International Ltd.	11,265	3,459
*	Lottery Corp. Ltd.	3,189,951	10,638,975
	Lovisa Holdings Ltd.	234,434	4,403,526
	Lycopodium Ltd.	36,281	179,644
*	Lynas Rare Earths Ltd.	1,371,338	9,179,914
	MA Financial Group Ltd.	66,446	235,342
	Macmahon Holdings Ltd.	4,944,481	541,787
	Macquarie Group Ltd.	212,912	28,404,363
*	Macquarie Telecom Group Ltd.	645	25,517
	Mader Group Ltd.	5,780	17,670
#	Magellan Financial Group Ltd.	385,704	2,451,887
#	Mayne Pharma Group Ltd.	376,853	806,955
	McMillan Shakespeare Ltd.	451,962	4,524,947
#	McPherson's Ltd.	645,002	325,685
	Medibank Pvt Ltd.	4,355,975	9,074,730
*	Megaport Ltd.	1,716	7,137
#*	Mesoblast Ltd.	325,946	219,922
*	Mesoblast Ltd., Sponsored ADR	1,592	5,254
#*	Metals X Ltd.	2,115,759	616,120
	Metcash Ltd.	4,466,088	13,234,892
#	Michael Hill International Ltd.	142,460	106,233
#*	Mincor Resources NL	409,836	443,201
	Mineral Resources Ltd.	427,245	27,048,913
*	MMA Offshore Ltd.	1,151,011	769,815
#	Monadelphous Group Ltd.	440,307	4,339,750
	Monash IVF Group Ltd.	1,535,063	1,130,835
*	Mount Gibson Iron Ltd.	3,636,464	1,545,784
	Myer Holdings Ltd.	14,314,981	9,911,397
	MyState Ltd.	347,811	980,760
*	Nanosonics Ltd.	175,842	606,865
	National Australia Bank Ltd.	2,773,071	62,571,933
*	Navarre Minerals Ltd.	225,588	6,216
	Navigator Global Investments Ltd.	1,053,245	925,489
#*	Neometals Ltd.	551,838	333,264
	Netwealth Group Ltd.	361,585	3,448,540
*	Neurizer Ltd.	38,788	2,561
#*	New Century Resources Ltd.	36,447	24,158
#	New Hope Corp. Ltd.	2,263,298	9,380,028
*	New World Resources Ltd.	584,206	23,630
	Newcrest Mining Ltd.	1,175,342	18,670,221
*	NEXTDC Ltd.	285,810	2,019,843
	nib holdings Ltd.	1,969,000	10,976,490
	Nick Scali Ltd.	369,427	3,142,157
	Nickel Industries Ltd.	3,659,153	2,860,992
	Nine Entertainment Co. Holdings Ltd.	7,524,955	10,887,329

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources Ltd.	2,576,232	$22,955,567
#*	Nova Minerals Ltd.	32,976	16,024
	Nova Minerals Ltd.	5,130	2,480
	NRW Holdings Ltd.	2,895,425	6,250,380
	Nufarm Ltd.	1,585,253	6,670,463
	Objective Corp. Ltd.	11,592	114,297
*	OFX Group Ltd.	1,194,954	1,666,431
#	OM Holdings Ltd.	418,603	234,184
*	Omni Bridgeway Ltd.	858,471	2,464,566
	oOh!media Ltd.	2,512,840	2,558,601
*	Opthea Ltd.	24,427	16,408
	Orica Ltd.	966,979	10,147,046
	Origin Energy Ltd.	2,742,448	14,561,218
	Orora Ltd.	4,597,026	9,726,989
	OZ Minerals Ltd.	1,531,359	30,331,401
	Pacific Current Group Ltd.	236,569	1,262,269
*	Pacific Smiles Group Ltd.	108,709	114,021
#	Pact Group Holdings Ltd.	868,271	646,959
#*	Paladin Energy Ltd.	2,543,237	1,550,934
*	Panoramic Resources Ltd.	4,222,324	542,107
#*	Pantoro Ltd.	291,030	19,601
	Paragon Care Ltd.	154,646	32,302
	Peet Ltd.	1,092,350	880,621
*	Peninsula Energy Ltd.	209,699	21,787
	PeopleIN Ltd.	58,410	136,694
#	Pepper Money Ltd.	30,518	33,477
*	Perenti Ltd.	3,067,062	2,725,129
#	Perpetual Ltd.	377,339	6,836,180
	Perseus Mining Ltd.	6,124,118	9,304,234
*	PEXA Group Ltd.	219,567	2,027,209
*	Pilbara Minerals Ltd.	2,837,069	9,651,476
	Pinnacle Investment Management Group Ltd.	43,011	320,437
	Platinum Asset Management Ltd.	1,101,774	1,682,670
*	Playside Studios Ltd.	22,530	8,488
*	Poseidon Nickel Ltd.	492,128	14,006
*	PPK Mining Equipment Group Pty Ltd.	3,734	0
#	Praemium Ltd.	1,027,677	560,537
	Premier Investments Ltd.	361,848	7,155,275
#	Pro Medicus Ltd.	159,511	7,618,039
	Propel Funeral Partners Ltd.	19,036	56,379
	PSC Insurance Group Ltd.	38,575	129,533
	PWR Holdings Ltd.	213,662	1,865,924
*	Qantas Airways Ltd.	521,418	2,353,592
	QBE Insurance Group Ltd.	1,659,889	16,195,396
	Qube Holdings Ltd.	3,872,025	8,419,629
	Ramelius Resources Ltd.	4,453,846	3,159,742
	Ramsay Health Care Ltd.	239,241	11,305,024
#	REA Group Ltd.	76,955	6,900,685
	Reckon Ltd.	132,862	56,369
#*	Red 5 Ltd.	3,649,901	544,763
*††	Red River Resources Ltd.	74,847	2,895
#*	Redbubble Ltd.	292,262	92,895
	Reece Ltd.	243,875	2,803,074
#	Regis Healthcare Ltd.	591,209	730,397
	Regis Resources Ltd.	3,673,993	5,584,997
#*	Reject Shop Ltd.	143,024	415,419
	Reliance Worldwide Corp. Ltd.	2,507,591	6,280,176
#	Resimac Group Ltd.	61,700	58,032
#*	Resolute Mining Ltd.	8,890,470	1,730,198

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Retail Food Group Ltd.	873,488	$65,005
	Ridley Corp. Ltd.	1,245,370	1,703,247
	Rio Tinto Ltd.	692,143	62,111,014
*	RPMGlobal Holdings Ltd.	166,150	195,321
#*	Rumble Resources Ltd.	192,583	30,001
*††	Salmat Ltd.	68,805	0
#	Sandfire Resources Ltd.	3,567,649	15,899,517
	Sandfire Resources Ltd.	25,942	114,445
	Santos Ltd.	5,848,305	29,854,846
	SEEK Ltd.	259,791	4,499,306
	Select Harvests Ltd.	549,513	1,555,271
#	Servcorp Ltd.	216,214	474,798
	Service Stream Ltd.	3,056,977	1,344,332
#	Seven Group Holdings Ltd.	396,675	6,384,376
*	Seven West Media Ltd.	4,756,155	1,521,432
	SG Fleet Group Ltd.	296,227	425,334
	Shaver Shop Group Ltd.	400,656	342,643
#*	Sierra Rutile Holdings Ltd.	1,354,820	192,816
	Sigma Healthcare Ltd.	10,316,593	4,636,252
#*	Silex Systems Ltd.	59,245	195,646
*	Silver Lake Resources Ltd.	4,249,861	3,929,465
#*	Silver Mines Ltd.	516,155	75,004
	Sims Ltd.	824,444	8,951,767
*††	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp. Ltd.	336,112	1,346,783
#	Solvar Ltd.	973,259	1,438,809
	Sonic Healthcare Ltd.	1,143,237	25,605,712
	South32 Ltd., ADR	442,761	7,088,604
	South32 Ltd.	8,011,911	25,709,651
	Southern Cross Electrical Engineering Ltd.	56,353	28,117
	Southern Cross Media Group Ltd.	1,129,009	923,600
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	103,260	52,648
#*	St Barbara Ltd.	4,245,215	2,292,361
*	Star Entertainment Group Ltd.	4,077,915	5,626,949
	Steadfast Group Ltd.	2,024,928	7,522,983
#*	Strike Energy Ltd.	143,005	36,028
	Strike Energy Ltd.	8,881	2,225
	Suncorp Group Ltd.	1,903,911	16,924,512
	Sunland Group Ltd.	474,685	596,921
*	Sunstone Metals Ltd.	1,483,507	39,945
	Super Retail Group Ltd.	1,030,873	9,302,661
*	Superloop Ltd.	1,140,059	581,219
#	Symbio Holdings Ltd.	108,375	145,746
*	Syrah Resources Ltd.	2,281,525	3,587,458
	Tabcorp Holdings Ltd.	5,100,783	3,793,932
	Technology One Ltd.	1,245,710	12,879,891
	Telstra Corp., Ltd.	6,108,110	17,653,553
*	Telstra Group Ltd., ADR	35,561	510,300
*	Temple & Webster Group Ltd.	54,749	223,376
#	Ten Sixty Four Ltd.	1,871,019	820,283
	Terracom Ltd.	306,864	187,930
	TPG Telecom Ltd.	1,137,544	3,890,156
	Transurban Group	1,323,244	12,973,266
	Treasury Wine Estates Ltd.	486,626	5,012,626
#*	Tuas Ltd.	842,979	817,925
*	Tyro Payments Ltd.	226,747	241,618
	United Malt Grp Ltd.	1,299,693	3,360,640
*††	Virgin Australia Holdings Pty. Ltd.	3,195,173	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Vita Group Ltd.	265,969	$18,787
Ω	Viva Energy Group Ltd.	3,684,599	7,617,639
*††	Walkabout Resources Ltd.	27,529	1,850
*	Warrego Energy Ltd.	232,025	56,714
*	Webjet Ltd.	625,196	3,047,069
	Wesfarmers Ltd.	877,160	30,925,751
*	West African Resources Ltd.	2,427,372	1,923,538
#*	Westgold Resources Ltd.	3,213,942	2,770,475
	Westpac Banking Corp.	2,907,202	48,916,198
	Whitehaven Coal Ltd.	3,587,724	21,333,100
*	Widgie Nickel Ltd.	130,825	34,372
	WiseTech Global Ltd.	48,624	2,108,314
#	Woodside Energy Group Ltd., ADR	463,829	12,050,279
	Woodside Energy Group Ltd.	2,715,880	70,324,816
	Woolworths Group Ltd.	1,011,883	25,861,142
	Worley Ltd.	724,989	7,958,683
*	Xero Ltd.	40,361	2,224,555
#	Yancoal Australia Ltd.	195,434	813,735
#*	Zip Co. Ltd.	312,155	147,255
TOTAL AUSTRALIA			2,163,683,199
AUSTRIA — (0.5%)
*	Addiko Bank AG	9,380	122,474
	Agrana Beteiligungs AG	79,691	1,431,127
	ANDRITZ AG	293,662	17,561,431
	AT&S Austria Technologie & Systemtechnik AG	191,206	6,560,598
Ω	BAWAG Group AG	251,870	15,602,043
*	DO & Co. AG	23,970	2,538,438
	Erste Group Bank AG	660,682	25,069,005
	EVN AG	168,166	3,548,392
*	FACC AG	26,185	191,115
*	Flughafen Wien AG	14,020	512,126
*	Immofinanz AG	223,231	0
*	Kapsch TrafficCom AG	10,948	151,915
	Lenzing AG	50,925	3,606,573
	Mayr Melnhof Karton AG	22,086	3,700,941
	Oberbank AG	2,814	315,130
	Oesterreichische Post AG	143,988	5,127,781
	OMV AG	412,532	20,663,825
	Palfinger AG	44,518	1,348,194
	POLYTEC Holding AG	63,673	336,830
	Porr AG	65,497	943,060
*	Raiffeisen Bank International AG	701,884	12,628,410
	Rosenbauer International AG	4,139	149,718
	Schoeller-Bleckmann Oilfield Equipment AG	21,068	1,545,413
	Semperit AG Holding	39,636	973,485
	Strabag SE	72,227	3,052,052
	Telekom Austria AG, ADR	4,200	56,448
	Telekom Austria AG	563,641	3,788,616
	UBM Development AG	4,439	144,324
	UNIQA Insurance Group AG	499,981	4,204,542
	Verbund AG	34,475	2,935,309
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	5,458,387
	voestalpine AG	426,091	14,157,547
	Wienerberger AG	297,486	8,945,699
	Zumtobel Group AG	110,458	878,496
TOTAL AUSTRIA			168,249,444

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	121,345	$20,999,315
	Ageas SA	601,623	29,372,415
*	AGFA-Gevaert NV	972,318	3,047,712
	Anheuser-Busch InBev SA	913,054	55,113,524
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	72,462	4,368,734
*	Argenx SE, ADR	5,187	1,982,731
*	Argenx SE	8,301	3,161,738
	Atenor	3,938	215,083
	Banque Nationale de Belgique	92	64,717
	Barco NV	120,545	3,051,441
	Bekaert SA	234,617	9,897,306
#*Ω	Biocartis Group NV	31,403	24,197
	bpost SA	419,997	2,277,003
#*	Cie d'Entreprises CFE	55,505	559,773
	Deceuninck NV	311,742	841,780
*	Deme Group NV	55,505	7,181,912
	D'ieteren Group	71,408	13,647,166
	Econocom Group SA	503,717	1,564,671
#	Elia Group SA	87,961	12,351,333
#	Etablissements Franz Colruyt NV	303,267	8,019,515
#*	Euronav NV	679,724	10,703,362
	EVS Broadcast Equipment SA	54,770	1,327,496
	Exmar NV	139,830	1,175,158
	Fagron	292,121	4,319,224
*	Galapagos NV	160,408	7,099,399
	Gimv NV	108,700	5,116,037
#*	Greenyard NV	26,742	194,795
	Immobel SA	10,459	536,816
	Ion Beam Applications	61,415	1,108,370
	Jensen-Group NV	9,952	330,227
	KBC Group NV	638,145	47,265,659
#*	Kinepolis Group NV	65,202	2,760,046
	Lotus Bakeries NV	1,231	8,006,370
#*	MDxHealth SA	25,853	17,684
	Melexis NV	89,077	9,488,873
#*	Ontex Group NV	499,069	3,878,741
*	Orange Belgium SA	182,098	3,288,936
	Proximus SADP	704,668	7,220,815
	Recticel SA	258,558	4,848,943
	Roularta Media Group NV	8,176	161,710
#	Shurgard Self Storage SA	68,754	3,317,665
	Sipef NV	18,495	1,110,961
	Solvay SA	314,871	36,692,388
	Telenet Group Holding NV	122,760	2,116,026
	TER Beke SA	2,012	178,902
*	Tessenderlo Group SA	200,650	7,095,741
	UCB SA	102,265	8,396,427
	Umicore SA	415,199	15,696,382
	Van de Velde NV	26,759	906,072
	VGP NV	38,943	3,891,229
	Viohalco SA	172,079	840,897
TOTAL BELGIUM			376,833,417
CANADA — (10.8%)
*	5N Plus, Inc.	279,292	663,307
	Absolute Software Corp.	81,296	947,043
#	Acadian Timber Corp.	47,364	576,320
*	Advantage Energy Ltd.	3,592,534	22,410,306
#	Aecon Group, Inc.	337,250	2,841,361

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Africa Oil Corp.	435,095	$905,801
	AG Growth International, Inc.	67,397	2,523,050
	AGF Management Ltd., Class B	637,306	4,056,955
	Agnico Eagle Mines Ltd.	840,139	47,447,567
#*	Aimia, Inc.	381,890	1,053,351
*	Air Canada	297,639	5,051,061
#	AirBoss of America Corp.	95,983	785,581
*	AKITA Drilling Ltd., Class A	6,200	8,853
	Alamos Gold, Inc.,Class A	2,574,366	28,405,266
	Algoma Central Corp.	16,660	205,347
#	Algonquin Power & Utilities Corp.	838,281	6,112,402
	Alimentation Couche-Tard, Inc.	792,230	36,177,441
#	AltaGas Ltd.	830,170	15,523,377
	Altius Minerals Corp.	93,389	1,569,410
*	Altius Renewable Royalties Corp.	13,504	92,358
#	Altus Group Ltd.	45,964	1,966,999
*	Americas Gold & Silver Corp.	51,477	32,112
	Amerigo Resources Ltd.	422,574	492,270
	Andlauer Healthcare Group, Inc.	33,564	1,218,904
#	Andrew Peller Ltd., Class A	102,169	382,399
#	ARC Resources Ltd.	2,448,845	28,453,749
*	Argonaut Gold, Inc.	1,405,841	750,176
*	Aritzia, Inc.	350,104	12,627,478
	Atco Ltd., Class I	166,829	5,308,737
*	Athabasca Oil Corp.	1,945,456	4,284,083
*	ATS Corp.	223,419	9,047,248
#*	Aurora Cannabis, Inc.	144,010	149,831
*	AutoCanada, Inc.	218,268	4,396,364
	B2Gold Corp.	5,742,597	22,745,097
#	Badger Infrastructure Solutions Ltd.	163,110	3,886,052
#*	Ballard Power Systems, Inc.	183,243	1,196,577
	Bank of Montreal	973,887	98,011,988
#	Bank of Nova Scotia	1,296,960	70,206,245
	Barrick Gold Corp.	1,692,250	33,118,149
#*	Bausch Health Cos., Inc.	468,291	3,605,841
*	Baytex Energy Corp.	1,284,776	5,948,082
#	BCE, Inc.	111,114	5,254,747
#	Birchcliff Energy Ltd.	1,364,140	8,745,342
	Bird Construction, Inc.	155,572	993,846
	Black Diamond Group Ltd.	283,698	1,087,415
*	BlackBerry Ltd.	424,307	1,803,305
	BMTC Group, Inc.	7,200	74,838
*	Bombardier, Inc., Class A	4,940	240,475
#*	Bombardier, Inc., Class B	178,388	8,616,735
*	Bonterra Energy Corp.	136,052	679,979
	Boralex, Inc., Class A	172,816	4,835,549
	Boyd Group Services, Inc.	21,532	3,292,872
	Bridgemarq Real Estate Services	32,200	325,497
#*	Brookfield Asset Management Ltd., Class A	54,503	1,779,523
	Brookfield Corp., Class A	216,700	8,061,240
#	Brookfield Infrastructure Corp., Class A	197,338	8,716,383
	Brookfield Reinsurance Ltd.	1,312	48,715
#	BRP, Inc.	96,423	8,046,181
#*,*	CAE, Inc.	322,493	7,287,817
*	Calfrac Well Services Ltd.	44,963	215,260
#	Calian Group Ltd.	23,649	1,095,758
#	Cameco Corp.	188,469	5,279,017
#	Canaccord Genuity Group, Inc.	521,257	4,509,161
#*,*	Canada Goose Holdings, Inc.	213,797	5,171,463

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Imperial Bank of Commerce	1,244,058	$56,764,682
	Canadian National Railway Co.	380,602	45,324,028
	Canadian Natural Resources Ltd.	1,909,881	117,343,089
	Canadian Pacific Railway Ltd.	205,543	16,217,893
#	Canadian Tire Corp. Ltd., Class A	210,841	25,068,615
#	Canadian Utilities Ltd., Class A	212,488	5,905,683
#	Canadian Western Bank	567,869	12,001,410
*	Canfor Corp.	370,667	7,023,047
#*	Canfor Pulp Products, Inc.	157,874	482,918
#*	Canopy Growth Corp.	200,794	608,301
#	Capital Power Corp.	338,869	11,386,895
#*	Capstone Copper Corp.	3,589,481	17,616,257
#	Cardinal Energy Ltd.	603,543	3,474,606
	Cargojet, Inc.	7,533	698,524
	Cascades, Inc.	489,533	3,388,523
	CCL Industries, Inc., Class B	295,456	13,818,516
*	Celestica, Inc.	613,467	8,175,308
#	Cenovus Energy, Inc.	2,376,995	47,489,428
#	Centerra Gold, Inc.	1,355,502	8,700,152
	CES Energy Solutions Corp.	1,087,618	2,370,518
*	CGI, Inc.	281,166	24,110,027
#	Chesswood Group Ltd.	31,923	263,916
#	CI Financial Corp.	782,293	9,330,720
	Clairvest Group, Inc.	516	27,651
#	Cogeco Communications, Inc.	100,457	5,190,650
	Cogeco, Inc.	42,478	1,893,480
	Colliers International Group, Inc.	46,533	4,991,130
	Computer Modelling Group Ltd.	387,353	1,802,048
	Conifex Timber, Inc.	32,928	41,081
	Constellation Software, Inc.	20,601	36,397,139
#*	Copper Mountain Mining Corp.	1,301,531	2,210,710
	Corby Spirit & Wine Ltd.	40,385	494,436
#	Corus Entertainment, Inc., Class B	1,444,025	2,441,890
	Crescent Point Energy Corp.	2,758,426	20,599,413
#*	Crew Energy, Inc.	3,328,575	11,532,622
#*	Cronos Group, Inc.	411,245	1,036,337
#*	Denison Mines Corp.	1,982,218	2,845,467
*	Descartes Systems Group, Inc.	40,006	2,919,772
	Dexterra Group, Inc.	149,186	669,377
#	Dollarama, Inc.	342,577	20,486,905
#	Doman Building Materials Group Ltd.	328,420	1,831,481
#	Dorel Industries, Inc., Class B	171,748	711,233
	DREAM Unlimited Corp., Class A	164,161	3,450,891
	Dundee Precious Metals, Inc.	875,387	5,717,270
	Dye & Durham Ltd.	25,900	414,229
	ECN Capital Corp.	1,126,156	2,471,441
	E-L Financial Corp. Ltd.	538	373,355
#*,*	Eldorado Gold Corp.	859,411	8,228,012
	Element Fleet Management Corp.	1,753,120	24,770,701
#	Emera, Inc.	299,489	11,925,089
	Empire Co. Ltd., Class A	495,927	14,271,576
#	Enbridge, Inc.	932,144	38,189,940
#	Endeavour Mining PLC	726,540	17,118,511
#*,*	Endeavour Silver Corp.	405,095	1,407,217
	Enerflex Ltd.	909,684	6,563,426
#*	Energy Fuels, Inc.	220,413	1,625,083
#	Enerplus Corp.	1,127,385	20,009,994
	Enghouse Systems Ltd.	166,592	4,949,368
*	Ensign Energy Services, Inc.	828,118	2,414,864

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	EQB, Inc.	150,956	$7,481,146
#*,*	Equinox Gold Corp.	1,058,857	4,823,297
*	ERO Copper Corp.	67,234	1,104,102
	Evertz Technologies Ltd.	115,129	1,079,862
#	Exchange Income Corp.	102,091	4,253,824
#	Exco Technologies Ltd.	152,652	875,378
#	Extendicare, Inc.	487,066	2,456,287
	Fairfax Financial Holdings Ltd.	52,459	34,729,668
#	Fiera Capital Corp.	275,463	1,944,006
	Finning International, Inc.	676,184	19,077,785
	Firm Capital Mortgage Investment Corp.	141,218	1,252,394
#	First Majestic Silver Corp.	548,167	4,325,781
#	First National Financial Corp.	76,935	2,270,668
	First Quantum Minerals Ltd.	1,453,429	33,720,910
	FirstService Corp.	101,865	14,556,692
*	Fission Uranium Corp.	1,807,387	1,181,787
#	Fortis, Inc.	354,596	14,579,284
#*,*	Fortuna Silver Mines, Inc.	1,682,347	6,495,413
	Franco-Nevada Corp.	23,160	3,397,572
#	Freehold Royalties Ltd.	519,444	6,277,599
*	Frontera Energy Corp.	108,190	987,131
#*	Galiano Gold, Inc.	738,913	449,829
	Gamehost, Inc.	83,742	506,650
*	GDI Integrated Facility Services, Inc.	18,821	657,614
	Gear Energy Ltd.	537,509	464,571
	George Weston Ltd.	167,196	21,509,105
#	GFL Environmental, Inc.	73,654	2,272,962
	Gibson Energy, Inc.	591,838	10,599,752
	Gildan Activewear, Inc.	450,916	14,130,541
	goeasy Ltd.	82,351	7,679,615
#*	GoldMoney, Inc.	48,197	65,202
*	Gran Tierra Energy, Inc.	1,921,398	1,862,841
	Great-West Lifeco, Inc.	403,913	10,712,931
	Guardian Capital Group Ltd., Class A	18,706	562,354
	Headwater Exploration, Inc.	100,274	489,858
*	Heroux-Devtek, Inc.	166,614	1,867,059
	High Liner Foods, Inc.	114,391	1,242,306
#	HLS Therapeutics, Inc.	1,000	7,027
#	Home Capital Group, Inc.	389,262	12,410,277
#	Hudbay Minerals, Inc.	3,548,714	20,614,673
#Ω	Hydro One Ltd.	246,144	6,730,088
#*	i-80 Gold Corp.	413,213	1,108,692
#	iA Financial Corp., Inc.	471,017	29,074,162
*	IAMGOLD Corp.	3,465,269	9,740,383
#	IGM Financial, Inc.	216,927	6,770,868
#*	Imperial Metals Corp.	164,385	273,038
#	Imperial Oil Ltd.	394,182	21,585,406
#	Information Services Corp.	18,144	310,639
#	Innergex Renewable Energy, Inc.	399,909	4,754,852
	InPlay Oil Corp.	17,292	36,519
	Intact Financial Corp.	131,475	19,073,781
#*	Interfor Corp.	463,028	9,260,212
#*	Invesque, Inc.	89,083	81,956
*	Ivanhoe Mines Ltd., Class A	481,644	4,524,858
Ω	Jamieson Wellness, Inc.	104,061	2,899,208
*	K92 Mining, Inc.	49,068	283,960
*	Karora Resources, Inc.	28,620	112,927
	K-Bro Linen, Inc.	31,864	694,252
*	Kelt Exploration Ltd.	835,753	2,870,536

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Keyera Corp.	468,543	$10,687,520
*	Kinaxis, Inc.	62,916	7,312,735
	Kingsway Financial Services, Inc.	14,675	121,802
#	Kinross Gold Corp.	7,280,646	33,871,105
*	Knight Therapeutics, Inc.	623,089	2,397,667
*	Kolibri Global Energy, Inc.	11,300	62,591
#	KP Tissue, Inc.	37,940	290,563
	Labrador Iron Ore Royalty Corp.	230,597	6,764,271
*	Laramide Resources Ltd.	26,500	9,759
#*	Largo, Inc.	59,040	375,392
	Lassonde Industries, Inc., Class A	5,285	464,133
#	Laurentian Bank of Canada	298,612	8,027,771
	Leon's Furniture Ltd.	123,748	1,748,497
#*	Lightspeed Commerce, Inc.	219,620	3,975,122
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	308,363	15,747,823
	Loblaw Cos. Ltd.	280,613	25,139,248
#*	Lucara Diamond Corp.	1,820,013	861,755
	Lundin Gold, Inc.	113,530	1,314,015
	Lundin Mining Corp.	4,223,400	31,963,953
#*	MAG Silver Corp.	42,103	577,232
	Magellan Aerospace Corp.	79,701	551,087
#	Magna International, Inc.	1,091,517	70,873,773
*	Mainstreet Equity Corp.	18,373	1,823,284
*	Major Drilling Group International, Inc.	503,719	4,175,732
*	Mandalay Resources Corp.	42,348	77,659
#	Manulife Financial Corp.	1,500,954	29,717,642
#	Maple Leaf Foods, Inc.	401,841	7,637,863
#*	Marathon Gold Corp.	309,500	237,263
	Martinrea International, Inc.	633,754	6,130,107
*	Maverix Metals, Inc.	71,610	0
*	Maxim Power Corp.	24,537	72,843
	Medical Facilities Corp.	168,105	1,009,476
#*	MEG Energy Corp.	1,414,917	23,384,333
	Melcor Developments Ltd.	8,941	78,017
*††	Mercator Minerals Ltd.	131,933	0
	Methanex Corp.	299,729	14,186,644
	Metro, Inc.	312,698	16,972,720
	Morguard Corp.	9,067	799,474
*	Mountain Province Diamonds, Inc.	32,000	14,671
	MTY Food Group, Inc.	54,186	2,803,066
#	Mullen Group Ltd.	495,275	5,241,045
#	National Bank of Canada	884,154	66,417,040
	Neo Performance Materials, Inc.	6,756	58,342
#*	New Gold, Inc.	4,861,417	5,736,293
#*,*	New Pacific Metals Corp.	9,608	25,180
#	NFI Group, Inc.	193,486	1,571,969
	North American Construction Group Ltd.	119,112	1,764,613
#	North West Co., Inc.	216,659	5,901,110
	Northland Power, Inc.	545,016	14,639,714
	Nutrien Ltd.	934,837	77,393,969
#*	NuVista Energy Ltd.	1,036,904	8,689,249
*	Obsidian Energy Ltd.	86,800	575,383
*	OceanaGold Corp.	4,177,989	9,043,334
	Onex Corp.	239,869	12,397,724
	Open Text Corp.	416,074	13,957,621
*††	Orbite Technologies, Inc.	174,500	0
#*	Organigram Holdings, Inc.	139,931	127,197
	Osisko Gold Royalties Ltd.	513,181	6,869,124

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Osisko Mining, Inc.	924,589	$2,598,897
#	Pan American Silver Corp.	974,451	17,763,002
	Paramount Resources Ltd., Class A	384,613	8,891,574
	Parex Resources, Inc.	739,577	12,589,846
	Park Lawn Corp.	115,744	2,345,239
#	Parkland Corp.	599,346	14,081,061
	Pason Systems, Inc.	276,912	3,284,109
	Pembina Pipeline Corp.	511,446	18,156,333
*	Petrus Resources Ltd.	29,921	48,573
	Peyto Exploration & Development Corp.	868,245	7,915,380
	PHX Energy Services Corp.	163,882	981,654
*	Pieridae Energy Ltd.	200	143
#	Pine Cliff Energy Ltd.	408,078	401,775
*	Pipestone Energy Corp.	46,765	104,035
	Pizza Pizza Royalty Corp.	128,187	1,360,340
	Polaris Renewable Energy, Inc.	93,078	1,008,744
#	Pollard Banknote Ltd.	24,687	348,444
#	PrairieSky Royalty Ltd.	697,600	11,985,371
*	Precision Drilling Corp.	69,220	5,517,398
#	Premium Brands Holdings Corp.	116,054	8,115,189
	Primo Water Corp.	647,731	10,135,887
	Quarterhill, Inc.	719,660	1,027,661
#	Quebecor, Inc., Class B	464,603	11,020,158
#*	Questerre Energy Corp., Class A	145,025	23,979
#*	Real Matters, Inc.	15,805	62,956
	Restaurant Brands International, Inc.	383,987	25,696,807
*	RF Capital Group, Inc.	11,366	116,514
	Richelieu Hardware Ltd.	184,991	5,501,555
#	Ritchie Bros Auctioneers, Inc.	241,920	14,629,061
	Rogers Communications, Inc.,Class B	540,330	26,274,380
#	Rogers Sugar, Inc.	529,777	2,277,498
	Royal Bank of Canada	1,938,150	198,369,906
	Russel Metals, Inc.	319,501	7,782,517
*	Sabina Gold & Silver Corp.	1,171,097	1,188,216
	Sandstorm Gold Ltd.	480,675	2,788,930
*	Sangoma Technologies Corp.	2,000	9,109
	Saputo, Inc.	209,328	5,770,660
#	Savaria Corp.	43,704	489,085
*	Seabridge Gold, Inc.	95,013	1,250,371
	Secure Energy Services, Inc.	972,783	5,922,019
	Shaw Communications, Inc.,Class B	679,355	20,218,124
*	ShawCor Ltd.	344,054	3,671,840
*	Shopify, Inc., Class A	69,940	3,445,944
#	Sienna Senior Living, Inc.	179,305	1,644,073
#*	SilverCrest Metals, Inc.	63,199	412,689
Ω	Sleep Country Canada Holdings, Inc.	147,163	2,863,515
#	SNC-Lavalin Group, Inc.	497,397	10,672,793
*	SNDL, Inc.	107,315	246,825
*††	Southern Pacific Resource Corp.	665,787	0
Ω	Spin Master Corp.	105,553	2,773,389
	Sprott, Inc.	29,477	1,165,981
#	SSR Mining, Inc.	1,238,144	20,930,930
#	Stantec, Inc.	356,306	18,576,020
#	Stelco Holdings, Inc.	78,048	3,036,748
#	Stella-Jones, Inc.	242,967	8,841,804
#*Ω	STEP Energy Services Ltd.	43,194	170,757
	Sun Life Financial, Inc.	415,230	20,857,643
	Suncor Energy, Inc.	2,892,177	100,416,401
#*,*	SunOpta, Inc.	121,462	994,025

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Superior Plus Corp.	589,542	$4,767,556
	Supremex, Inc.	5,100	28,288
#	Surge Energy, Inc.	109,886	806,046
*	Taiga Building Products Ltd.	19,400	45,054
	Tamarack Valley Energy Ltd.	1,398,189	5,065,026
#*,*	Taseko Mines Ltd.	1,692,343	3,011,503
	TC Energy Corp.	339,551	14,648,230
	Teck Resources Ltd., Class A	6,200	271,569
	Teck Resources Ltd.,Class B	1,782,563	77,182,752
	TECSYS, Inc.	2,070	44,152
	TELUS Corp.	174,880	3,768,223
	TELUS Corp.	97,145	2,093,221
	TerraVest Industries, Inc.	2,500	51,107
#	TFI International, Inc.	236,756	26,368,698
	Thomson Reuters Corp.	28,793	3,425,207
	Tidewater Midstream & Infrastructure Ltd.	582,130	468,137
	Timbercreek Financial Corp.	184,837	1,104,396
	TMX Group Ltd.	87,514	8,625,445
*	Torex Gold Resources, Inc.	426,256	5,859,398
#	Toromont Industries Ltd.	230,107	18,381,927
	Toronto-Dominion Bank	1,130,690	78,246,269
	Total Energy Services, Inc.	227,898	1,587,774
#	Tourmaline Oil Corp.	989,438	46,112,548
	TransAlta Corp.	421,210	4,098,373
	TransAlta Corp.	1,032,557	10,026,407
#	TransAlta Renewables, Inc.	304,090	2,797,386
#	Transcontinental, Inc., Class A	429,497	4,799,985
*††	Trevali Mining Corp.	258,153	29,840
*	Trican Well Service Ltd.	1,739,923	4,498,391
	Tricon Residential, Inc.	624,986	5,424,816
	Triple Flag Precious Metals Corp.	28,767	388,434
*	Trisura Group Ltd.	67,150	2,115,111
*	Uni-Select, Inc.	176,278	5,257,007
	Vermilion Energy, Inc.	861,297	13,210,169
	VersaBank	23,598	185,051
*	Victoria Gold Corp.	18,601	146,649
*	Viemed Healthcare, Inc.	6,346	53,878
	Wajax Corp.	120,993	2,091,495
	Waste Connections, Inc.	109,047	14,486,463
*	Wesdome Gold Mines Ltd.	549,251	2,546,976
	West Fraser Timber Co. Ltd.	343,432	29,867,434
	Western Forest Products, Inc.	2,107,243	2,248,908
#	Westshore Terminals Investment Corp.	244,238	4,499,097
#	Wheaton Precious Metals Corp.	163,806	7,492,486
#	Whitecap Resources, Inc.	2,148,148	17,904,600
#*	WildBrain Ltd.	386,389	827,634
	Winpak Ltd.	90,331	2,821,507
	WSP Global, Inc.	130,459	16,636,942
	Xtract One Technologies, Inc.	184,683	81,893
	Yamana Gold, Inc.	3,620,422	21,848,533
*	Yangarra Resources Ltd.	278,894	509,348
#	Yellow Pages Ltd.	64,383	704,049
TOTAL CANADA			3,387,097,371
CHINA — (0.0%)
#	AustAsia Group Ltd.	617,016	448,530
Ω	BOC Aviation Ltd.	648,400	5,399,842
#	China Gold International Resources Corp. Ltd.	2,644,591	9,500,691
	Fountain SET Holdings Ltd.	5,994,000	657,664

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GDH Guangnan Holdings Ltd.	526,000	$42,943
*	Goodbaby International Holdings Ltd.	3,886,000	376,780
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	3,943,000	223,946
TOTAL CHINA			16,650,396
COLOMBIA — (0.0%)
#	Canacol Energy Ltd.	147,716	1,310,020
DENMARK — (2.3%)
*	ALK-Abello AS	433,400	6,474,136
	Alm Brand AS	4,857,214	9,014,049
#*	Ambu AS, Class B	64,919	896,744
	AP Moller - Maersk AS, Class A	2,954	6,294,824
	AP Moller - Maersk AS, Class B	3,757	8,172,570
#*	Bang & Olufsen AS	533,253	921,006
	BankNordik P/F	1,342	30,628
#*	Bavarian Nordic AS	338,191	10,830,040
#*	Brodrene Hartmann AS	12,158	524,763
	Carlsberg AS, Class B	173,585	24,642,407
#	cBrain AS	7,006	157,973
*	Chemometec AS	36,908	3,233,510
	Chr Hansen Holding AS	288,376	21,292,217
	Coloplast AS, Class B	136,662	16,499,809
	Columbus AS	474,800	440,788
	D/S Norden AS	168,448	9,080,250
	Danske Bank AS	1,157,341	24,111,541
*	Demant AS	324,288	9,179,525
	Dfds AS	174,840	6,590,660
	Djurslands Bank AS	1,040	57,169
	DSV AS	159,905	26,453,130
#	FLSmidth & Co. AS	223,791	9,615,414
	Fluegger Group AS	350	20,461
*	Genmab AS	55,707	21,831,376
	GN Store Nord AS	600,927	14,816,638
	GronlandsBANKEN AS	33	2,944
	H Lundbeck AS	1,542,336	5,731,054
*	H+H International AS, Class B	111,854	1,714,596
*	Harboes Bryggeri AS, Class B	2,462	24,569
*	ISS AS	784,977	17,162,500
	Jeudan AS	19,563	749,549
*	Jyske Bank AS	298,193	21,506,679
	Matas AS	213,459	2,322,919
#*	MT Hoejgaard Holding AS	328	7,046
*Ω	Netcompany Group AS	62,073	2,470,316
*	Nilfisk Holding AS	147,674	2,939,306
*	NKT AS	216,606	13,516,613
#*Ω	NNIT AS	67,735	670,495
#	North Media AS	20,687	198,472
	Novo Nordisk AS, Sponsored ADR	595,283	82,613,375
	Novo Nordisk AS, Class B	891,477	123,371,294
#	Novozymes AS, Class B	233,804	12,166,352
#*	NTG Nordic Transport Group AS, Class A	7,056	288,533
Ω	Orsted AS	74,096	6,598,396
	Pandora AS	399,412	33,259,401
*	Parken Sport & Entertainment AS	10,398	122,578
	Per Aarsleff Holding AS	97,171	4,037,216
	Ringkjoebing Landbobank AS	151,626	22,065,010
	Rockwool AS, Class B	34,285	9,829,926

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	ROCKWOOL AS, Class A	5,080	$1,455,334
	Royal Unibrew AS	240,968	16,921,254
#*	RTX AS	28,702	591,940
Ω	Scandinavian Tobacco Group AS, Class A	309,540	5,379,871
	Schouw & Co. AS	71,013	5,502,305
	SimCorp AS	150,405	10,532,850
	Solar AS, Class B	25,629	2,367,918
	SP Group AS	5,016	183,137
	Spar Nord Bank AS	486,759	7,753,514
	Sparekassen Sjaelland-Fyn AS	7,233	200,016
	Sydbank AS	381,764	17,407,785
	TCM Group AS	8,463	90,374
*	Tivoli AS	1,741	195,911
	Topdanmark AS	238,180	12,856,408
	TORM PLC, Class A	59,523	1,507,452
	Tryg AS	671,846	15,417,586
	UIE PLC	43,770	1,190,980
	Vestas Wind Systems AS	812,962	23,788,564
*	Zealand Pharma AS	28,370	886,026
TOTAL DENMARK			718,779,992
FINLAND — (1.5%)
	Aktia Bank Oyj	204,365	2,420,034
	Alandsbanken Abp, Class B	1,250	49,475
	Alma Media Oyj	65,615	684,154
	Anora Group Oyj	36,670	294,008
	Apetit Oyj	3,389	38,732
	Aspo Oyj	28,806	260,812
#	Atria Oyj	77,416	841,961
#	Bittium Oyj	79,121	354,742
	Cargotec Oyj, Class B	203,864	10,379,277
	Caverion Oyj	204,836	1,890,108
#	Citycon Oyj	240,789	1,814,582
	Digia Oyj	27,598	190,030
	Elisa Oyj	379,350	21,612,754
Ω	Enento Group Oyj	9,514	222,468
	eQ Oyj	5,909	150,637
*	Evli Oyj, Class B	1,367	27,082
#	Fellow Bank PLC	1,367	26,989
#*	Finnair Oyj	3,944,965	2,223,067
	Fiskars Oyj Abp	108,695	2,021,606
	Fortum Oyj	239,543	3,600,869
*	F-Secure Oyj	327,087	1,044,187
	Glaston OYJ ABP	11,415	11,552
	Gofore Oyj	2,067	57,530
#	Harvia Oyj	47,384	1,033,903
#	HKScan Oyj, Class A	213,312	218,987
	Huhtamaki Oyj	584,496	21,861,821
	Ilkka Oyj	29,672	124,704
	Incap Oyj	41,965	858,572
#	Kamux Corp.	18,383	90,302
	Kemira Oyj	691,838	11,224,628
	Kesko Oyj, Class A	185,698	4,295,909
	Kesko Oyj, Class B	1,296,571	30,201,650
	Kojamo Oyj	352,767	5,416,602
	Kone Oyj, Class B	436,024	23,779,039
	Konecranes Oyj	371,569	12,091,414
#	Lassila & Tikanoja Oyj	176,757	2,219,319
	Marimekko Oyj	76,440	766,368

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Metsa Board Oyj, Class B	819,570	$7,315,933
	Metso Outotec Oyj	1,496,286	17,196,628
	Musti Group Oyj	32,084	542,990
	Neste Oyj	415,395	19,856,827
	Nokia Oyj	3,943,284	18,688,689
#	Nokia Oyj, Sponsored ADR	2,506,247	11,929,736
	Nokian Renkaat Oyj	695,310	8,328,803
	Nordea Bank Abp	2,440,427	28,529,528
	Olvi Oyj, Class A	39,535	1,389,728
	Oma Saastopankki Oyj	5,497	112,135
	Oriola Oyj, Class A	1,000	2,004
	Oriola Oyj, Class B	705,799	1,324,366
	Orion Oyj, Class A	2,395	128,602
	Orion Oyj, Class B	470,681	25,216,559
	Outokumpu Oyj	1,935,922	11,086,178
	Pihlajalinna Oyj	36,123	344,526
#	Ponsse Oyj	52,110	1,489,406
#*	QT Group Oyj	12,508	733,513
	Raisio Oyj, Class V	431,251	1,142,598
	Rapala VMC Oyj	25,862	135,999
	Revenio Group Oyj	64,304	2,628,791
Ω	Rovio Entertainment Oyj	14,306	114,603
	Sampo Oyj, Class A	665,759	34,951,997
	Sanoma Oyj	503,228	5,352,947
*	Stockmann Oyj Abp, Class B	18,522	41,512
	Stora Enso Oyj, Class R	1,270,432	18,161,296
#	Suominen Oyj	10,369	37,467
	Taaleri Oyj	3,685	50,511
	Talenom Oyj	4,065	40,155
	Teleste Oyj	20,343	92,522
Ω	Terveystalo Oyj	76,187	593,816
	TietoEVRY Oyj	428,268	13,042,493
	Tokmanni Group Corp.	107,908	1,391,323
	UPM-Kymmene Oyj	1,134,767	41,131,008
	Uponor Oyj	295,787	5,267,818
	Vaisala Oyj, Class A	53,078	2,281,729
	Valmet Oyj	757,074	23,774,266
#	Verkkokauppa.com Oyj	8,621	26,457
	Wartsila OYJ Abp	969,896	9,224,683
#*	WithSecure Oyj	327,087	502,793
	YIT Oyj	717,769	2,100,440
TOTAL FINLAND			480,703,249
FRANCE — (7.8%)
	ABC arbitrage	159,751	1,125,900
*	Accor SA	440,860	14,309,419
*	Aeroports de Paris	26,394	4,094,700
	Air Liquide SA	220,046	35,037,080
	Airbus SE	424,465	53,213,410
	AKWEL	63,353	1,084,272
Ω	ALD SA	163,960	2,061,264
#	Alstom SA	765,339	22,757,482
	Altamir	45,949	1,294,474
	Alten SA	118,651	18,231,443
Ω	Amundi SA	123,187	8,065,050
	Arkema SA	323,359	32,719,966
	Assystem SA	44,992	2,118,313
#*	Atos SE	259,113	3,418,091
	Aubay	32,832	1,691,664

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	AXA SA	1,415,353	$44,157,628
	Axway Software SA	25,730	618,269
	Bastide le Confort Medical	13,234	467,805
	Beneteau SA	182,413	2,989,967
#	Bigben Interactive	87,794	605,292
	BioMerieux	57,550	5,866,985
	BNP Paribas SA	886,338	60,875,359
	Boiron SA	33,323	1,520,777
	Bollore SE	1,817,900	10,171,827
#	Bonduelle SCA	88,394	1,187,595
*††	Bourbon Corp.	56,660	0
#	Bouygues SA	936,250	30,843,762
	Bureau Veritas SA	690,632	19,746,181
	Burelle SA	55	31,034
	Capgemini SE	109,324	20,748,118
	Carrefour SA	2,751,041	52,327,459
#*	Casino Guichard Perrachon SA	174,507	2,144,513
	Catana Group	91,952	664,702
	Catering International Services	6,001	63,651
	CBo Territoria	2,301	9,245
#	Cegedim SA	29,406	575,697
*	CGG SA	3,734,210	3,144,806
#	Chargeurs SA	94,241	1,574,809
	Cie de Saint-Gobain	1,220,836	70,114,034
*	Cie des Alpes	115,181	1,821,594
	Cie Generale des Etablissements Michelin SCA	1,673,096	52,902,971
	Cie Plastic Omnium SA	328,119	5,742,542
#*	Claranova SE	70,358	199,588
*	Coface SA	685,362	9,583,337
	Credit Agricole SA	1,172,118	14,113,748
	Danone SA	386,572	21,199,320
	Dassault Aviation SA	28,206	4,816,549
	Dassault Systemes SE	182,291	6,779,565
#*	DBV Technologies SA	35,620	101,625
#	Derichebourg SA	721,218	4,949,899
	Edenred	356,006	19,391,457
	Eiffage SA	481,145	51,391,367
*	Ekinops SAS	6,333	59,048
	Electricite de France SA	293,821	3,859,355
	Electricite de Strasbourg SA	1,138	121,442
#*Ω	Elior Group SA	555,988	1,924,101
	Elis SA	975,626	17,135,224
	Engie SA	3,017,491	42,847,961
	Equasens	5,590	450,911
	Eramet SA	46,687	4,666,042
	EssilorLuxottica SA	117,505	21,559,739
#*	Esso SA Francaise	10,411	565,819
	Etablissements Maurel et Prom SA	341,846	1,373,652
	Eurazeo SE	102,960	7,222,353
*	Euroapi SA	18,789	302,072
	Eurofins Scientific SE	295,578	21,201,741
Ω	Euronext NV	294,648	23,875,885
#	Eutelsat Communications SA	948,501	7,253,553
*	Exail Technologies SA	12,283	267,477
	Exel Industries, Class A	6,839	458,112
*	Faurecia SE	622,231	12,354,611
	Fnac Darty SA	99,146	3,673,137
*	Gaumont SA	768	86,177
	Gaztransport Et Technigaz SA	101,523	11,223,996

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	GEA	181	$18,604
	Getlink SE	406,899	6,882,195
#*	GL Events	57,252	1,338,134
	Groupe Crit	22,390	1,661,409
	Groupe SFPI	7,834	20,485
	Guerbet	32,437	647,951
#	Guillemot Corp.	18,369	209,874
	Haulotte Group SA	54,664	198,248
	Hermes International	23,514	44,006,665
	HEXAOM	16,188	347,699
*	ID Logistics Group	10,435	3,243,403
	Imerys SA	188,757	7,828,646
	Infotel SA	1,012	61,563
	Ipsen SA	134,646	14,142,542
	IPSOS	211,393	13,699,867
	Jacquet Metals SACA	81,175	1,555,181
*	JCDecaux SE	261,899	5,926,472
#	Kaufman & Broad SA	116,211	3,651,607
	Kering SA	75,617	47,181,734
	Korian SA	364,097	3,812,440
Ω	La Francaise des Jeux SAEM	229,305	9,811,501
	Laurent-Perrier	6,244	835,449
	Lectra	104,988	4,372,461
	Legrand SA	233,459	20,816,153
#	Linedata Services	6,018	316,306
	LISI	117,537	2,614,928
#	LNA Sante SA	27,031	922,903
	L'Oreal SA	107,395	44,344,641
*	Lumibird	1,775	35,179
	LVMH Moet Hennessy Louis Vuitton SE	248,440	216,882,062
Ω	Maisons du Monde SA	154,826	1,904,034
#	Manitou BF SA	37,916	1,114,141
	Manutan International	3,269	367,951
	Mersen SA	91,472	4,060,646
	Metropole Television SA	200,359	3,191,113
#*	Nacon SA	39,602	101,787
Ω	Neoen SA	1,587	59,591
	Neurones	1,927	82,360
	Nexans SA	225,453	23,907,837
	Nexity SA	256,250	7,741,033
*	Nicox	71,997	79,108
	NRJ Group	87,380	618,111
#	Oeneo SA	143,254	2,206,804
*	Onxeo SA	12,362	6,011
#	Orange SA, Sponsored ADR	134,076	1,421,206
#	Orange SA	7,384,067	78,143,740
#*	OSE Immuno	3,297	22,119
	Pernod Ricard SA	48,407	10,021,700
#	Plastiques Du Val De Loire	45,034	162,654
*	Prodways Group SA	14,691	49,883
#	Publicis Groupe SA, ADR	89,724	1,583,629
	Publicis Groupe SA	495,805	34,973,900
	Quadient SA	186,532	3,289,616
#*	Rallye SA	482,414	1,538,085
#*††	Recylex SA	65,252	0
	Remy Cointreau SA	15,910	2,995,680
*	Renault SA	694,098	28,221,639
	Rexel SA	1,277,270	28,256,279
#	Robertet SA	1,585	1,494,547

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Rothschild & Co.	46,954	$1,983,245
	Rubis SCA	237,855	6,656,441
	Safran SA	75,030	10,788,977
	Samse SA	989	201,895
	Sanofi, ADR	246,722	12,123,919
	Sanofi	432,160	42,319,019
	Sartorius Stedim Biotech	23,081	8,051,304
	Savencia SA	20,296	1,337,263
	Schneider Electric SE	229,492	37,216,869
	SCOR SE	826,692	20,404,594
	SEB SA	119,502	12,497,040
	Seche Environnement SA	12,581	1,370,222
	SES SA	1,900,136	14,745,298
*Ω	SMCP SA	201,866	1,602,163
	Societe BIC SA	134,748	9,783,479
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	71,474
	Societe Generale SA	1,279,926	38,099,007
	Societe LDC SA	396	47,146
	Societe pour l'Informatique Industrielle	11,418	595,676
	Sodexo SA	206,179	20,439,104
	Sodexo SA, Sponsored ADR	3,640	71,926
	Sodexo, Inc.	8,908	881,468
*	SOITEC	44,949	6,817,298
#*	Solocal Group	354,103	266,740
	Sopra Steria Group SACA	81,271	13,517,158
	SPIE SA	576,903	15,749,603
	Stef SA	22,404	2,357,862
	STMicroelectronics NV	933,669	43,964,895
	STMicroelectronics NV	34,139	1,612,044
	Sword Group	29,742	1,449,147
#	Synergie SE	44,846	1,629,852
#*	Technicolor Creative Studios SA	32,191	8,019
	Technip Energies NV	610,865	11,843,019
	Teleperformance	124,217	34,530,687
	Television Francaise 1	327,494	2,619,269
	Thales SA	105,121	13,903,232
	Thermador Groupe	14,469	1,457,104
#	Tikehau Capital SCA	22,932	653,345
	Totalenergies EP Gabon	1,958	335,253
#	TotalEnergies SE, Sponsored ADR	217,523	13,495,127
#	TotalEnergies SE	4,096,102	253,224,123
	Trigano SA	45,634	6,361,129
*	Ubisoft Entertainment SA	413,668	8,565,636
	Union Financiere de France BQE SA	6,892	158,236
	Valeo	1,033,122	22,578,629
*	Vallourec SA	446,556	6,518,355
#*	Vantiva SA	32,191	9,267
	Veolia Environnement SA	596,136	17,694,779
Ω	Verallia SA	134,462	4,964,572
	Vetoquinol SA	3,588	333,113
	Vicat SA	84,188	2,350,830
	VIEL & Cie SA	79,165	559,512
	Vilmorin & Cie SA	43,690	2,198,280
	Vinci SA	743,118	83,964,564
	Virbac SA	15,064	4,571,534
	Vivendi SE	1,382,690	14,849,777
#*	Voltalia SA	1,052	19,911
	Vranken-Pommery Monopole SA	8,008	145,720
	Wavestone	19,990	1,049,334

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*Ω	Worldline SA	406,893	$18,459,061
*Ω	X-Fab Silicon Foundries SE	237,327	2,076,062
*	Xilam Animation SA	147	5,591
TOTAL FRANCE			2,460,304,717
GERMANY — (6.6%)
	1&1 AG	190,877	2,664,358
	7C Solarparken AG	173,615	828,459
*	Aareal Bank AG	317,361	11,173,969
	Adesso SE	10,961	1,733,894
	Adidas AG	253,042	40,743,862
	All for One Group SE	4,257	202,858
#	Allgeier SE	19,044	611,283
	Allianz SE	371,054	88,724,139
	Allianz SE, ADR	107,779	2,568,374
	Amadeus Fire AG	21,955	3,058,204
	Aroundtown SA	1,762,235	4,906,416
	Atoss Software AG	15,174	2,684,717
Ω	Aumann AG	3,278	49,024
	Aurubis AG	182,838	19,336,366
	BASF SE	1,352,506	77,546,502
	Basler AG	50,652	1,874,926
#*	Bauer AG	79,806	575,083
	Bayer AG	1,581,304	98,428,165
	Bayerische Motoren Werke AG	485,398	49,444,891
	BayWa AG	74,922	3,416,946
	Bechtle AG	255,371	10,761,526
Ω	Befesa SA	75,428	4,326,637
	Beiersdorf AG	38,390	4,667,364
	Bertrandt AG	26,407	1,291,203
*	Bijou Brigitte AG	16,237	773,852
#	Bilfinger SE	157,431	5,420,366
#*	Borussia Dortmund GmbH & Co. KGaA	518,015	2,311,606
	Brenntag SE	438,436	32,728,375
	CANCOM SE	113,008	3,895,906
	Carl Zeiss Meditec AG	41,654	6,011,431
#	CECONOMY AG	829,946	2,035,426
	CENIT AG	41,872	558,151
	Cewe Stiftung & Co. KGAA	48,060	4,763,566
*	Commerzbank AG	4,081,150	46,653,388
	CompuGroup Medical SE & Co. KgaA	105,941	4,965,163
	Continental AG	242,560	17,031,401
Ω	Covestro AG	954,475	43,948,321
	CropEnergies AG	147,934	1,926,204
*	CTS Eventim AG & Co. KGaA	159,207	11,175,811
*	Daimler Truck Holding AG	921,870	30,978,168
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	167,662
*Ω	Delivery Hero SE	42,572	2,573,770
	Dermapharm Holding SE	66,538	2,761,932
#	Deutsche Bank AG	3,429,473	45,822,104
	Deutsche Beteiligungs AG	86,360	2,782,561
	Deutsche Boerse AG	92,431	16,539,814
*	Deutsche Lufthansa AG	1,409,207	14,930,140
Ω	Deutsche Pfandbriefbank AG	782,763	7,139,876
	Deutsche Post AG	1,292,678	55,658,439
	Deutsche Telekom AG, Sponsored ADR	10,326	230,786
	Deutsche Telekom AG	6,078,458	135,420,748
	Deutsche Wohnen SE	4,059	95,871
	Deutz AG	225,216	1,231,075

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	DIC Asset AG	167,695	$1,611,845
	DMG Mori AG	21,745	995,250
#	Dr Hoenle AG	15,398	339,864
	Draegerwerk AG & Co. KGaA	15,739	635,263
	Duerr AG	203,087	7,748,562
Ω	DWS Group GmbH & Co. KGaA	8,305	298,723
	E.ON SE	7,301,301	79,605,427
	Eckert & Ziegler Strahlen- und Medizintechnik AG	42,508	2,473,476
	EDAG Engineering Group AG	17,807	197,721
	Elmos Semiconductor SE	7,990	542,820
	ElringKlinger AG	158,720	1,381,498
#	Encavis AG	199,644	3,868,194
	Energiekontor AG	21,733	1,864,643
	Evonik Industries AG	496,081	11,027,156
	Fabasoft AG	1,694	38,664
#	Fielmann AG	101,705	3,833,282
#*	flatexDEGIRO AG	108,060	919,512
*	Fraport AG Frankfurt Airport Services Worldwide	134,696	7,665,713
	Freenet AG	807,821	19,637,522
	Fresenius Medical Care AG & Co. KGaA, ADR	10,829	202,827
#	Fresenius Medical Care AG & Co. KGaA	448,372	16,838,461
	Fresenius SE & Co. KGaA	844,164	24,464,596
	Fuchs Petrolub SE	95,700	3,167,230
	GEA Group AG	346,640	15,640,364
#	Gerresheimer AG	164,535	12,168,037
	GESCO SE NA O.N	29,514	790,945
	GFT Technologies SE	125,355	5,234,014
*	GK Software SE	1,830	282,946
*	Global Fashion Group SA	6,038	7,709
	Grand City Properties SA	261,036	2,782,165
	GRENKE AG	26,808	778,680
*	H&R GmbH & Co. KGaA	71,325	466,902
	Hamburger Hafen und Logistik AG	197,500	2,789,368
	Hannover Rueck SE	57,210	11,617,548
#Ω	Hapag-Lloyd AG	53,107	11,646,823
	Hawesko Holding SE	1,974	88,887
	HeidelbergCement AG	396,241	27,189,031
#*	Heidelberger Druckmaschinen AG	1,499,452	3,082,368
*	HelloFresh SE	313,507	7,621,755
	Henkel AG & Co. KGaA	79,638	5,321,272
	Hensoldt AG	97,867	2,837,476
*	Highlight Communications AG	42,880	173,562
	Hochtief AG	5,392	341,845
	Hornbach Holding AG & Co. KGaA	50,337	4,459,320
	HUGO BOSS AG	256,630	17,427,783
#*	Hypoport SE	8,878	1,209,506
	Indus Holding AG	90,174	2,384,125
	Infineon Technologies AG	821,616	29,586,767
	Infineon Technologies AG, ADR	186,129	6,682,031
Ω	Instone Real Estate Group SE	76,990	785,622
	IVU Traffic Technologies AG	24,942	475,002
	Jenoptik AG	145,712	4,528,456
Ω	JOST Werke AG	6,126	354,698
	K&S AG	305,185	7,305,043
	KION Group AG	393,720	15,853,707
#	Kloeckner & Co. SE	329,433	3,481,269
	Knaus Tabbert AG	255	10,965
	Knorr-Bremse AG	97,412	6,402,697
*	Koenig & Bauer AG	72,753	1,427,489

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Kontron AG	155,652	$3,162,975
	Krones AG	46,701	5,452,973
	KSB SE & Co. KGaA	267	131,609
	KWS Saat SE & Co. KGaA	33,931	2,300,109
	Lanxess AG	505,632	25,236,036
	LEG Immobilien SE	178,297	13,938,204
#	Leifheit AG	29,884	565,980
#*	Leoni AG	120,123	778,487
#*	Manz AG	11,990	313,762
*	Mediclin AG	12,692	45,894
*	Medigene AG	32,630	73,447
	Mercedes-Benz Group AG	1,688,994	125,681,467
	Merck KGaA	41,275	8,615,256
*	METRO AG	834,647	8,224,135
	MLP SE	269,327	1,494,657
	MTU Aero Engines AG	64,324	16,075,375
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	42,378	15,307,244
	Mutares SE & Co. KGaA	8,822	196,268
#*	Nagarro SE	33,764	4,625,445
	Nemetschek SE	224,005	11,976,278
	New Work SE	11,809	2,165,731
	Nexus AG	27,086	1,518,621
*	Nordex SE	340,918	5,180,857
	Norma Group SE	168,823	3,634,190
	OHB SE	34,731	1,232,587
	PATRIZIA SE	183,508	2,272,506
#	Pfeiffer Vacuum Technology AG	41,139	7,511,777
#	PNE AG	358,793	6,445,560
	Progress-Werk Oberkirch AG	5,595	199,124
	ProSiebenSat.1 Media SE	698,671	7,185,961
	PSI Software AG	23,631	639,031
	Puma SE	244,298	16,682,713
*	PVA TePla AG	44,493	1,061,325
*	q.beyond AG	684,149	843,434
*	QIAGEN NV	350,772	17,155,741
*	R Stahl AG	4,599	84,115
	Rational AG	11,000	7,235,616
	Rheinmetall AG	250,407	58,509,484
#	RTL Group SA	159,605	7,744,208
	RWE AG	635,062	28,272,244
	SAF-Holland SE	82,602	932,192
#	Salzgitter AG	168,909	6,893,394
	SAP SE, Sponsored ADR	11,217	1,329,551
	SAP SE	193,864	22,980,631
Ω	Scout24 SE	127,221	7,406,554
#	Secunet Security Networks AG	5,375	1,274,915
*	Serviceware SE	611	4,599
#*	SGL Carbon SE	79,222	686,537
	Siemens AG, Sponsored ADR	63,609	4,966,591
	Siemens AG	270,223	42,210,258
#*	Siemens Energy AG	893,149	18,674,681
Ω	Siemens Healthineers AG	91,711	4,918,339
	Siltronic AG	92,377	7,701,053
	Sixt SE	88,813	11,042,199
*	SMA Solar Technology AG	26,624	2,258,475
#	Software AG	191,378	5,333,807
	Stabilus SE	78,718	5,429,599
	Stemmer Imaging AG	528	20,437
	STRATEC SE	26,196	2,386,203

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Stroeer SE & Co. KGaA	135,812	$7,446,695
	Suedzucker AG	363,460	5,896,476
#	SUESS MicroTec SE	71,689	1,426,207
	Surteco Group SE	34,391	781,279
	Symrise AG	91,174	9,692,677
	Syzygy AG	4,986	29,181
	TAG Immobilien AG	534,115	4,574,077
#	Takkt AG	153,865	2,379,113
*	Talanx AG	163,192	8,073,229
*Ω	TeamViewer AG	270,500	3,810,511
	Technotrans SE	44,155	1,240,784
	Telefonica Deutschland Holding AG	5,141,491	15,143,603
*	thyssenkrupp AG	1,679,076	13,190,575
#	Traffic Systems SE	11,174	354,199
	United Internet AG	458,612	10,647,295
#*	va-Q-tec AG	1,952	52,784
#	Varta AG	46,267	1,408,532
	VERBIO Vereinigte BioEnergie AG	105,064	6,623,252
*	Vitesco Technologies Group AG, Class A	97,559	6,762,229
	Volkswagen AG	83,331	14,586,269
	Vonovia SE	665,481	18,798,449
	Vossloh AG	39,444	1,738,234
	Wacker Chemie AG	96,571	14,595,697
	Wacker Neuson SE	170,725	3,378,959
	Washtec AG	56,138	2,109,296
#*	Westwing Group SE	26,574	288,158
	Wuestenrot & Wuerttembergische AG	106,103	1,937,118
*Ω	Zalando SE	122,653	5,719,924
#	ZEAL Network SE	29,852	908,701
TOTAL GERMANY			2,064,559,449
HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	10,902,900	152,503
	Aeon Credit Service Asia Co. Ltd.	28,000	18,393
	AIA Group Ltd.	11,640,800	131,630,029
*	Aidigong Maternal & Child Health Ltd.	2,180,000	169,690
	Allied Group Ltd.	1,570,000	368,010
	Analogue Holdings Ltd.	34,000	5,256
	APAC Resources Ltd.	326,034	46,293
*	Apollo Future Mobility Group Ltd.	2,640,000	68,870
	Asia Financial Holdings Ltd.	400,000	167,786
*	Asia Standard International Group Ltd.	2,185,561	199,847
	ASMPT Ltd.	1,334,100	11,019,164
	Associated International Hotels Ltd.	79,000	91,925
	Bank of East Asia Ltd.	3,274,813	4,206,864
	BOC Hong Kong Holdings Ltd.	3,312,000	11,575,066
	BOCOM International Holdings Co. Ltd.	415,000	33,852
	Bright Smart Securities & Commodities Group Ltd.	1,508,000	267,893
*††	Brightoil Petroleum Holdings Ltd.	7,912,171	0
Ω	Budweiser Brewing Co. APAC Ltd.	1,063,700	3,356,312
	Build King Holdings Ltd.	860,000	102,363
*††	Burwill Holdings Ltd.	9,641,600	0
	Cafe de Coral Holdings Ltd.	2,212,000	3,872,435
#*	Cathay Pacific Airways Ltd.	7,196,180	7,171,801
*	Century City International Holdings Ltd.	3,792,000	157,416
	Chen Hsong Holdings	408,000	100,157
	Cheuk Nang Holdings Ltd.	124,488	33,535
	Chevalier International Holdings Ltd.	130,276	115,451
#*	China Best Group Holding Ltd.	1,047,000	50,179

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	China Energy Development Holdings Ltd.	33,840,000	$557,424
	China Motor Bus Co. Ltd.	6,800	63,320
*††	China Smarter Energy Group Holdings Ltd., Class H	1,462,000	1,436
*	China Star Entertainment Ltd.	8,376,000	909,401
*	China Tonghai International Financial Ltd.	210,000	4,632
#*	Chinese Estates Holdings Ltd.	1,983,500	628,849
	Chow Sang Sang Holdings International Ltd.	1,805,000	2,750,696
	Chow Tai Fook Jewellery Group Ltd.	3,484,800	7,459,777
	Chuang's China Investments Ltd.	6,774,219	229,349
	Chuang's Consortium International Ltd.	4,671,553	416,708
	CITIC Telecom International Holdings Ltd.	10,788,000	3,842,836
	CK Asset Holdings Ltd.	1,955,624	12,503,300
	CK Hutchison Holdings Ltd.	2,108,408	13,417,805
	CK Infrastructure Holdings Ltd.	947,045	5,268,934
#	CK Life Sciences International Holdings, Inc.	6,910,000	716,328
	CLP Holdings Ltd.	1,360,500	10,108,419
*	C-Mer Eye Care Holdings Ltd.	280,000	175,310
	CNT Group Ltd.	814,000	38,883
	Convenience Retail Asia Ltd.	122,000	13,212
#††	Convoy, Inc.	23,823,171	95,096
*	Cowell e Holdings, Inc.	51,000	100,228
Ω	Crystal International Group Ltd.	670,500	213,433
*	CSC Holdings Ltd.	98,610,000	477,987
	CSI Properties Ltd.	28,534,200	586,583
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,968,502	2,400,343
	Dah Sing Financial Holdings Ltd.	1,119,644	2,967,590
	Dickson Concepts International Ltd.	404,500	215,676
	Dynamic Holdings Ltd.	42,000	49,263
	Eagle Nice International Holdings Ltd.	1,394,000	765,311
	EC Healthcare	1,167,000	1,400,502
*††	EcoGreen International Group Ltd.	468,240	42,547
*	Elegance Optical International Holdings Ltd.	1,000,000	58,610
*	Emperor Entertainment Hotel Ltd.	945,000	77,139
	Emperor International Holdings Ltd.	6,684,416	608,402
	Emperor Watch & Jewellery Ltd.	18,200,000	435,165
*	ENM Holdings Ltd.	4,992,000	283,522
*	Esprit Holdings Ltd.	11,285,969	1,198,034
#Ω	ESR Group Ltd.	565,152	1,131,482
*	Eternity Investment Ltd.	520,000	8,618
	EuroEyes International Eye Clinic Ltd., Class C	73,000	52,448
	Fairwood Holdings Ltd.	292,500	489,177
	Far East Consortium International Ltd.	8,553,253	2,239,216
	First Pacific Co. Ltd.	11,527,756	4,020,118
*Ω	FIT Hon Teng Ltd.	1,649,000	474,515
*Ω	Fosun Tourism Group	107,000	154,352
	Four Seas Mercantile Holdings Ltd.	36,000	11,212
*Ω	Frontage Holdings Corp.	1,424,000	506,202
	FSE Lifestyle Services Ltd.	345,000	244,869
*	Fullwealth International Group Holdings Ltd.	424,000	81,097
	Galaxy Entertainment Group Ltd.	314,000	2,185,847
*††	Genting Hong Kong Ltd.	1,416,000	14,050
	Get Nice Financial Group Ltd.	798,824	69,665
	Giordano International Ltd.	8,502,000	2,233,216
	Glorious Sun Enterprises Ltd.	1,763,000	173,326
#*	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd., Class L	605,000	45,511
	Golden Resources Development International Ltd.	924,000	132,035
*††	Goodresources	3,150,000	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	GR Properties Ltd.	2,856,000	$349,317
	Great Eagle Holdings Ltd.	1,022,652	2,455,943
	G-Resources Group Ltd.	6,497,820	2,004,641
	Guoco Group Ltd.	26,000	239,592
	Guotai Junan International Holdings Ltd.	14,862,000	1,482,783
#*	Haitong International Securities Group Ltd.	12,906,452	1,485,392
	Hang Lung Group Ltd.	3,074,000	5,672,807
	Hang Lung Properties Ltd.	5,656,000	10,664,642
	Hang Seng Bank Ltd.	578,300	9,630,553
	Hanison Construction Holdings Ltd.	909,496	134,608
*	Harbour Centre Development Ltd.	158,000	144,651
	Henderson Land Development Co. Ltd.	2,398,284	8,859,249
#	HK Electric Investments & HK Electric Investments Ltd.	3,919,000	2,708,941
	HKBN Ltd.	3,561,500	2,506,589
	HKR International Ltd.	4,565,238	1,515,782
	HKT Trust & HKT Ltd.	12,492,000	16,366,718
	Hon Kwok Land Investment Co. Ltd.	234,000	67,075
	Hong Kong & China Gas Co. Ltd.	5,554,586	5,576,915
*	Hong Kong ChaoShang Group Ltd.	48,000	4,841
	Hong Kong Exchanges & Clearing Ltd.	821,118	36,931,898
	Hong Kong Ferry Holdings Co. Ltd.	489,000	497,828
#	Hong Kong Technology Venture Co. Ltd.	943,000	674,256
*	Hongkong & Shanghai Hotels Ltd.	2,354,226	2,507,544
	Hongkong Chinese Ltd.	3,741,143	258,151
Ω	Honma Golf Ltd.	558,000	274,583
#*††	Hsin Chong Group Holdings Ltd.	7,804,000	0
	Hung Hing Printing Group Ltd.	1,234,524	160,759
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,562,000	1,484,792
	Hysan Development Co. Ltd.	1,386,215	4,663,844
*	IGG, Inc.	3,530,000	1,327,640
*	Imagi International Holdings Ltd.	1,098,799	43,838
	International Housewares Retail Co. Ltd.	1,741,000	637,192
*	IPE Group Ltd.	2,010,000	156,498
#*	IRC Ltd.	34,070,000	565,688
	ITC Properties Group Ltd.	677,994	91,453
	Johnson Electric Holdings Ltd.	1,856,326	2,549,746
	K Wah International Holdings Ltd.	3,678,000	1,368,972
*	Kader Holdings Co. Ltd.	100,000	6,072
	Karrie International Holdings Ltd.	2,438,000	447,959
	Kerry Logistics Network Ltd.	2,720,291	5,312,090
	Kerry Properties Ltd.	2,871,083	7,279,360
	Kingmaker Footwear Holdings Ltd.	1,152,000	141,118
#*	Kingston Financial Group Ltd.	8,261,000	305,655
#	Kowloon Development Co. Ltd.	2,226,000	2,354,595
#*	KuangChi Science Ltd.	4,909,000	86,840
*	Lai Sun Development Co. Ltd.	1,819,480	402,846
	Lam Soon Hong Kong Ltd.	12,000	16,438
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	52,468
*	Lerado Financial Group Co. Ltd.	74,000	1,686
	Lippo China Resources Ltd.	12,586,000	176,663
	Lippo Ltd.	236,000	78,275
	Liu Chong Hing Investment Ltd.	1,034,000	968,810
	L'Occitane International SA	2,189,250	6,091,075
	Luk Fook Holdings International Ltd.	2,089,000	7,244,596
	Lung Kee Bermuda Holdings	432,000	145,684
*	Magnificent Hotel Investment Ltd.	4,616,000	70,152
#	Man Wah Holdings Ltd.	9,908,400	11,455,506
*	Mason Group Holdings Ltd.	42,923,200	158,530
*††	Master Glory GP	807,080	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	MECOM Power & Construction Ltd.	2,501,000	$597,942
*	Melco International Development Ltd.	2,858,000	3,719,397
*	Melco Resorts & Entertainment Ltd., ADR	47,606	650,298
#*††	MH Development NPV	564,000	0
*	Midland Holdings Ltd.	1,342,364	166,077
	Miramar Hotel & Investment	572,000	889,316
#	Modern Dental Group Ltd.	1,759,000	677,023
#*	Mongolian Mining Corp.	1,107,000	445,545
	MTR Corp. Ltd.	946,632	5,065,908
*	NagaCorp Ltd.	6,137,602	5,610,718
	Nameson Holdings Ltd.	1,670,000	112,887
	National Electronics Holdings	61,600	7,377
*††	National United Resources Holdings Ltd.	332,000	3,518
	New World Development Co. Ltd.	4,246,284	12,691,729
*††	NewOcean Energy Holdings Ltd.	4,088,000	7,612
	Nissin Foods Co. Ltd.	1,491,000	1,288,714
	NWS Holdings Ltd.	6,370,221	6,003,402
	Oriental Watch Holdings	2,471,793	1,334,731
#*	Oshidori International Holdings Ltd.	17,547,000	581,647
*††	Pacific Andes International Holdings Ltd.	11,918,411	0
	Pacific Basin Shipping Ltd.	29,105,000	10,270,843
*	Pacific Century Premium Developments Ltd.	2,508,004	133,448
	Pacific Textiles Holdings Ltd.	4,822,000	1,735,930
*	Paliburg Holdings Ltd.	928,790	229,857
*	Paradise Entertainment Ltd.	1,172,000	149,497
	PC Partner Group Ltd.	1,266,000	747,041
	PCCW Ltd.	20,433,308	10,040,174
#*††	Peace Mark Holdings Ltd.	232,000	0
	Perfect Medical Health Management Ltd.	1,490,000	874,562
	Pico Far East Holdings Ltd.	3,536,000	695,333
	Playmates Holdings Ltd.	3,856,000	297,868
	Plover Bay Technologies Ltd.	1,016,000	314,701
	Power Assets Holdings Ltd.	1,709,000	9,669,808
	Prada SpA	938,600	6,001,926
*	PT International Development Co. Ltd.	4,432,550	97,660
	Public Financial Holdings Ltd.	2,038,000	606,082
*	Regal Hotels International Holdings Ltd.	1,641,400	695,494
#Ω	Regina Miracle International Holdings Ltd.	1,148,000	482,436
	Samson Holding Ltd.	196,000	7,831
*Ω	Samsonite International SA	1,866,300	5,559,680
*	Sands China Ltd.	398,800	1,495,534
	SAS Dragon Holdings Ltd.	1,326,000	638,107
	SEA Holdings Ltd.	1,123,918	479,040
*	Shangri-La Asia Ltd.	4,816,166	4,205,036
*	Shin Hwa World Ltd.	5,724,000	150,353
*	Shun Ho Property Investments Ltd.	70,224	10,049
*	Shun Tak Holdings Ltd.	13,668,250	2,957,147
	Singamas Container Holdings Ltd.	7,412,000	691,823
	Sino Land Co. Ltd.	9,202,598	11,958,567
	SITC International Holdings Co. Ltd.	4,951,000	10,815,951
*	SJM Holdings Ltd.	10,902,125	6,182,635
	SmarTone Telecommunications Holdings Ltd.	2,726,430	1,834,869
	Solomon Systech International Ltd.	204,000	15,908
	Soundwill Holdings Ltd.	466,500	429,288
*	South China Holdings Co. Ltd.	2,360,000	13,070
*	Space Group Holdings Ltd.	75,000	32,934
	Stella International Holdings Ltd.	1,853,500	1,868,864
	Sun Hung Kai & Co. Ltd.	3,702,787	1,582,426
	Sun Hung Kai Properties Ltd.	847,511	12,019,079

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SUNeVision Holdings Ltd.	1,159,000	$672,098
	Swire Pacific Ltd., Class A	919,000	8,421,614
	Swire Pacific Ltd., Class B	1,975,000	2,731,213
	Swire Properties Ltd.	865,050	2,431,272
	TAI Cheung Holdings Ltd.	1,103,000	597,327
	Tai Hing Group Holdings Ltd.	1,034,000	153,134
	Tai Sang Land Development Ltd.	145,523	78,757
#	Tan Chong International Ltd.	372,000	84,220
	Tao Heung Holdings Ltd.	795,000	89,345
	Techtronic Industries Co. Ltd.	1,858,000	23,952,932
*	Television Broadcasts Ltd.	1,687,300	840,624
	Texhong Textile Group Ltd.	807,000	737,187
	Texwinca Holdings Ltd.	4,120,000	714,938
	Town Health International Medical Group Ltd.	1,462,000	53,918
	Tradelink Electronic Commerce Ltd.	2,608,000	299,978
	Transport International Holdings Ltd.	1,168,075	1,667,098
	United Laboratories International Holdings Ltd.	6,093,500	4,034,163
*††	Untrade.China Solar	1,033,500	0
*††	Untrade.Lerthai Group	38,000	0
*††	Up Energy Development Group Ltd.	2,252,000	0
*	Value Convergence Holdings Ltd.	1,880,000	33,280
	Value Partners Group Ltd.	6,807,000	2,775,268
	Vedan International Holdings Ltd.	1,404,000	108,297
	Vitasoy International Holdings Ltd.	2,280,000	4,843,724
*Ω	VPower Group International Holdings Ltd., Class H	3,559,506	220,585
	VSTECS Holdings Ltd.	4,767,200	2,982,751
	VTech Holdings Ltd.	682,500	4,511,870
	Wai Kee Holdings Ltd.	384,000	100,310
*	Wang On Group Ltd.	66,120,000	370,471
#*	Wealthking Investments Ltd.	1,516,000	72,611
Ω	WH Group Ltd.	36,105,734	22,236,236
	Wharf Real Estate Investment Co. Ltd.	1,476,750	8,453,896
	Wing On Co. International Ltd.	123,137	240,659
#	Wing Tai Properties Ltd.	462,000	212,926
*	Wynn Macau Ltd.	749,200	857,483
*	Xingye Alloy Materials Group Ltd.	279,000	38,018
	Xinyi Glass Holdings Ltd.	9,002,000	19,166,399
	YTO International Express & Supply Chain Technology Ltd.	716,000	196,054
	Yue Yuen Industrial Holdings Ltd.	4,112,500	6,746,455
#*	Zensun Enterprises Ltd.	1,420,001	232,452
*	Zhaobangji Properties Holdings Ltd.	3,008,000	180,633
TOTAL HONG KONG			697,177,123
IRELAND — (0.8%)
	AIB Group PLC	2,537,699	10,659,833
	Bank of Ireland Group PLC	4,935,750	52,732,782
	Cairn Homes PLC	2,774,403	2,949,336
	CRH PLC	567,661	26,519,475
#	CRH PLC, Sponsored ADR	1,222,589	57,559,490
*	Dalata Hotel Group PLC	424,903	1,795,083
	FBD Holdings PLC	84,655	1,045,217
#*,*	Flutter Entertainment PLC	152,117	23,602,038
	Glanbia PLC	552,063	6,725,378
*Ω	Glenveagh Properties PLC	2,229,093	2,283,795
	Irish Continental Group PLC	457,102	2,144,866
	Kerry Group PLC,Class A	78,150	7,232,739
	Kingspan Group PLC	366,845	23,605,715
*	Permanent TSB Group Holdings PLC	16,626	37,086

International Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Smurfit Kappa Group PLC	770,509	$32,349,459
TOTAL IRELAND			251,242,292
ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	184,659	269,952
	Afcon Holdings Ltd.	2,028	82,443
#*	AFI Properties Ltd.	50,056	1,635,693
	Africa Israel Residences Ltd.	8,421	395,419
*	Airport City Ltd.	188,609	2,987,515
*	Allot Ltd.	48,893	184,263
	Alony Hetz Properties & Investments Ltd.	175,151	1,879,237
#	Alrov Properties & Lodgings Ltd.	27,535	1,395,764
	Amot Investments Ltd.	347,422	2,039,138
	Arad Ltd.	5,667	70,622
#	Ashtrom Group Ltd.	105,746	2,002,287
#	AudioCodes Ltd.	55,766	1,070,839
	Aura Investments Ltd.	322,668	553,624
	Automatic Bank Services Ltd.	21,876	91,793
*	Avgol Industries 1953 Ltd.	305,415	154,697
	Azorim-Investment Development & Construction Co. Ltd.	278,133	937,583
	Azrieli Group Ltd.	27,826	1,792,345
	Bank Hapoalim BM	1,105,912	9,953,822
	Bank Leumi Le-Israel BM	2,347,288	20,743,880
#*	Bet Shemesh Engines Holdings 1997 Ltd.	15,611	388,751
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,936,467	8,180,776
	Big Shopping Centers Ltd.	14,843	1,492,302
*	BioLine RX Ltd.	391,980	16,440
	Blue Square Real Estate Ltd.	20,302	1,233,455
*	Brack Capital Properties NV	6,273	691,048
#*	Camtek Ltd.	19,118	504,316
	Carasso Motors Ltd.	82,131	524,056
*	Cellcom Israel Ltd.	433,182	2,213,220
*	Ceragon Networks Ltd.	99,230	206,398
*	Clal Insurance Enterprises Holdings Ltd.	208,675	3,583,036
*	Compugen Ltd.	18,025	15,636
	Danel Adir Yeoshua Ltd.	17,920	1,377,931
	Delek Automotive Systems Ltd.	186,786	2,306,791
*	Delek Group Ltd.	35,775	3,884,235
	Delta Galil Ltd.	50,883	2,005,778
	Dor Alon Energy in Israel 1988 Ltd.	2,513	64,535
	Duniec Brothers Ltd.	4,235	202,474
	Elbit Systems Ltd.	21,221	3,565,302
#	Electra Consumer Products 1970 Ltd.	60,059	1,772,578
#	Electra Ltd.	8,076	4,138,817
	Electra Real Estate Ltd.	44,657	502,037
*	Ellomay Capital Ltd.	1,262	21,719
#	Elron Ventures Ltd.	2,434	4,003
#	Energix-Renewable Energies Ltd.	283,618	938,933
*	Enlight Renewable Energy Ltd.	106,621	2,216,241
*	Equital Ltd.	122,706	3,431,972
#*	Fattal Holdings 1998 Ltd.	2,929	283,329
	First International Bank of Israel Ltd.	246,164	9,943,502
	FMS Enterprises Migun Ltd.	15,454	497,122
	Formula Systems 1985 Ltd.	52,629	4,180,413
#	Fox Wizel Ltd.	49,060	4,437,170
	Gav-Yam Lands Corp. Ltd.	187,406	1,514,163
#*	Gilat Satellite Networks Ltd.	84,839	459,627
	Globrands Ltd.	82	9,339
*	Hagag Group Real Estate Development	17,414	91,735

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Hamat Group Ltd.	11,261	$74,518
	Harel Insurance Investments & Financial Services Ltd.	767,723	7,426,746
	Hilan Ltd.	74,724	3,640,990
	ICL Group Ltd.	832,868	6,612,668
	IDI Insurance Co. Ltd.	40,024	956,895
	IES Holdings Ltd.	2,265	147,272
#	Ilex Medical Ltd.	7,888	201,398
	Infinya Ltd.	18,125	1,889,851
	Inrom Construction Industries Ltd.	249,478	976,499
	Isracard Ltd.	443,167	1,493,925
#	Israel Canada T.R Ltd.	185,753	490,230
	Israel Discount Bank Ltd., Class A	2,666,509	13,638,431
	Israel Land Development Co. Ltd.	47,711	554,476
	Isras Investment Co. Ltd.	4,493	876,854
	Issta Ltd.	6,164	164,733
*	Kamada Ltd.	64,175	299,105
	Kardan Real Estate Enterprise & Development Ltd.	125,191	128,287
	Kenon Holdings Ltd.	56,089	1,747,939
	Kerur Holdings Ltd.	22,445	538,087
#	Klil Industries Ltd.	5,157	322,971
#	Levinstein Properties Ltd.	11,100	278,314
	M Yochananof & Sons Ltd.	5,058	272,646
	Magic Software Enterprises Ltd.	48,375	786,486
#	Malam - Team Ltd.	6,524	138,551
	Matrix IT Ltd.	170,242	3,604,015
#	Maytronics Ltd.	178,211	2,172,337
	Mediterranean Towers Ltd.	246,856	567,596
#	Mega Or Holdings Ltd.	65,865	1,828,827
*	Mehadrin Ltd.	2,358	85,670
#*	Meitav Investment House Ltd.	115,654	372,990
	Melisron Ltd.	44,701	3,125,596
	Menora Mivtachim Holdings Ltd.	146,516	3,245,156
	Meshulam Levinstein Contracting & Engineering Ltd.	1,554	134,025
*	Migdal Insurance & Financial Holdings Ltd.	2,080,076	2,563,919
	Mivne Real Estate KD Ltd.	712,214	2,285,231
	Mivtach Shamir Holdings Ltd.	26,374	635,271
	Mizrahi Tefahot Bank Ltd.	364,863	12,051,670
#*	Naphtha Israel Petroleum Corp. Ltd.	239,914	1,232,554
	Nawi Brothers Ltd.	67,247	524,540
*	Neto Malinda Trading Ltd.	7,233	165,548
*	Neto ME Holdings Ltd.	11,813	301,918
#*	Nice Ltd., Sponsored ADR	6,170	1,279,843
*	Nova Ltd.	72,788	6,616,429
	Novolog Ltd.	141,565	94,509
#*	NR Spuntech Industries Ltd.	42,322	43,306
	Oil Refineries Ltd.	10,434,273	3,608,787
	One Software Technologies Ltd.	42,180	531,539
*	OPC Energy Ltd.	63,456	658,959
	Palram Industries 1990 Ltd.	7,278	47,765
*	Partner Communications Co. Ltd.	608,663	4,376,736
*	Partner Communications Co. Ltd., ADR	11,519	80,863
*	Paz Oil Co. Ltd.	40,983	5,109,019
#	Peninsula Group Ltd.	90,236	41,895
*	Perion Network Ltd.	44,651	1,501,849
	Phoenix Holdings Ltd.	729,360	7,843,999
	Plasson Industries Ltd.	15,752	678,225
	Pluri, Inc.	33,473	36,376
	Prashkovsky Investments & Construction Ltd.	9,161	247,840
#*	Priortech Ltd.	15,948	305,589

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	$2,410,742
	Raval Ics Ltd.	19,152	23,250
	Retailors Ltd.	574	10,660
	Sano-Brunos Enterprises Ltd.	139	9,008
	Scope Metals Group Ltd.	43,299	1,610,132
#	Shapir Engineering & Industry Ltd.	272,134	2,064,419
#*	Shikun & Binui Ltd.	1,091,077	3,198,172
#	Shufersal Ltd.	600,309	3,368,507
#*	Solegreen Ltd.	12,511	28,461
#	Strauss Group Ltd.	107,202	2,742,971
	Summit Real Estate Holdings Ltd.	122,294	1,738,326
	Suny Cellular Communication Ltd.	515,689	234,208
	Tadiran Group Ltd.	13,411	1,354,697
Ω	Tamar Petroleum Ltd.	23,573	61,518
	Tel Aviv Stock Exchange Ltd.	31,761	191,863
	Telsys Ltd.	1,721	91,176
*	Tera Light Ltd.	134,644	198,140
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	687,914	7,250,614
	Tiv Taam Holdings 1 Ltd.	201,321	357,884
#*,*	Tower Semiconductor Ltd.	352,019	14,717,086
	Victory Supermarket Chain Ltd.	1,131	12,604
#	YD More Investments Ltd.	53,576	149,699
	YH Dimri Construction & Development Ltd.	13,349	863,136
TOTAL ISRAEL			269,485,632
ITALY — (2.6%)
	A2A SpA	6,090,245	9,168,757
	ACEA SpA	275,084	4,216,894
*	Aeffe SpA	175,100	261,500
	Amplifon SpA	456,353	12,601,389
Ω	Anima Holding SpA	1,401,951	6,183,955
	Aquafil SpA	8,500	56,379
	Arnoldo Mondadori Editore SpA	884,019	1,848,009
	Ascopiave SpA	302,866	876,868
	Assicurazioni Generali SpA	1,127,008	22,000,670
#	Avio SpA	35,879	387,984
	Azimut Holding SpA	500,412	12,493,128
	Banca Generali SpA	249,008	9,186,275
	Banca IFIS SpA	128,582	2,153,393
	Banca Mediolanum SpA	606,852	5,806,003
*	Banca Monte dei Paschi di Siena SpA	203	542
	Banca Popolare di Sondrio SPA	2,752,177	13,517,235
	Banca Profilo SpA	963,146	218,944
#Ω	Banca Sistema SpA	254,658	475,808
	Banco BPM SpA	7,714,604	34,721,832
	Banco di Desio e della Brianza SpA	100,099	348,374
	BasicNet SpA	4,285	25,739
Ω	BFF Bank SpA	122,794	1,135,615
	Biesse SpA	9,317	150,194
	BPER Banca	5,363,723	14,734,698
	Brembo SpA	512,575	6,919,817
	Brunello Cucinelli SpA	145,183	12,092,370
	Buzzi Unicem SpA	278,613	6,273,855
	Cairo Communication SpA	402,450	717,747
Ω	Carel Industries SpA	18,880	466,998
	Cementir Holding NV	193,185	1,523,795
*	CIR SpA-Compagnie Industriali	1,225,246	591,548
	CNH Industrial NV	1,965,193	34,753,466
	Credito Emiliano SpA	388,991	3,312,975

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	d'Amico International Shipping SA	2,074,588	$881,041
	Danieli & C Officine Meccaniche SpA	178,159	3,322,191
#	Danieli & C Officine Meccaniche SpA	70,517	1,827,407
	Davide Campari-Milano NV	185,012	1,984,638
	De' Longhi SpA	131,898	3,044,745
	DeA Capital SpA	432,572	701,795
	DiaSorin SpA	39,020	5,079,615
#	Digital Bros SpA	15,743	372,432
Ω	doValue SpA	43,608	355,234
	Elica SpA	105,462	333,699
	Emak SpA	287,089	374,649
	Enel SpA	4,863,195	28,635,076
	Eni SpA	4,317,248	66,434,791
#	Eni SpA, Sponsored ADR	141,714	4,378,963
	ERG SpA	196,202	5,924,604
	Esprinet SpA	144,644	1,147,079
*	Eurotech SpA	79,018	272,792
#	Exprivia SpA	19,952	31,255
	Ferrari NV	126,575	31,629,138
	Fila SpA	43,066	335,013
#*	Fincantieri SpA	1,482,879	977,451
	FinecoBank Banca Fineco SpA	863,137	15,494,904
*	FNM SpA	658,558	321,850
*	Garofalo Health Care SpA	9,743	39,445
	Gefran SpA	20,755	219,291
#*	Geox SpA	218,933	226,157
	GPI SpA	3,878	60,024
	Gruppo MutuiOnline SpA	110,159	3,510,691
	Hera SpA	3,922,971	11,269,191
	IMMSI SpA	1,354,153	718,711
Ω	Infrastrutture Wireless Italiane SpA	409,785	4,490,743
	Interpump Group SpA	30,707	1,601,367
	Intesa Sanpaolo SpA	12,320,332	32,393,477
	Iren SpA	1,875,844	3,397,321
	Italgas SpA	1,456,635	8,526,712
	Italmobiliare SpA	35,301	945,558
*	Iveco Group NV	393,039	3,219,213
*	KME Group SpA	1,101,521	846,891
	Leonardo SpA	1,435,712	14,785,157
	LU-VE SpA	5,379	156,537
#	Maire Tecnimont SpA	693,536	2,672,940
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,820,172	19,566,754
	MFE-MediaForEurope NV, Class A	8,074,502	3,538,623
#	MFE-MediaForEurope NV, Class B	1,524,212	1,032,041
	Moncler SpA	334,113	20,911,346
*	Newlat Food SpA	7,270	37,755
*Ω	Nexi SpA	219,277	1,931,247
	Openjobmetis SpA agenzia per il lavoro	34,444	345,816
	Orsero SpA	15,305	254,108
Ω	OVS SpA	1,677,213	4,038,107
	Pharmanutra SpA	14,204	910,816
	Piaggio & C SpA	1,596,064	6,029,417
Ω	Piovan SpA	2,034	21,975
Ω	Pirelli & C SpA	1,392,481	6,971,714
Ω	Poste Italiane SpA	840,682	8,981,868
	Prima Industrie SpA	25,100	679,607
	Prysmian SpA	232,175	9,481,486
Ω	RAI Way SpA	397,583	2,270,720

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Recordati Industria Chimica e Farmaceutica SpA	225,816	$9,892,656
	Reply SpA	63,940	8,299,869
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	566,676
	Sabaf SpA	38,638	743,872
#	SAES Getters SpA	7,969	274,745
	SAES Getters SpA	1,311	37,700
*	Safilo Group SpA	102,103	152,922
	Salvatore Ferragamo SpA	97,480	1,934,532
	Sanlorenzo SpA/Ameglia	29,604	1,299,658
*	Saras SpA	2,565,569	4,448,017
	Sesa SpA	33,959	4,621,012
	SIT SpA	10,602	72,289
	Snam SpA	1,900,959	9,682,591
#*	Sogefi SpA	310,054	374,558
	SOL SpA	108,709	2,398,751
*	Spaxs SpA	165,982	1,361,946
	Stellantis NV	6,495,733	102,119,350
	Stellantis NV	11,429	179,664
	Tamburi Investment Partners SpA	386,585	3,216,018
Ω	Technogym SpA	462,492	4,102,269
#*	Telecom Italia SpA	25,956,222	7,473,000
*	Telecom Italia SpA, Sponsored ADR	180,144	520,616
	Tenaris SA	284,581	5,042,988
	Tenaris SA, ADR	63,118	2,237,533
	Terna - Rete Elettrica Nazionale	1,876,991	14,850,491
	Tinexta SpA	60,794	1,653,625
*	TXT e-solutions SpA	15,223	237,599
	UniCredit SpA	2,597,872	50,739,394
#Ω	Unieuro SpA	30,996	380,638
	Unipol Gruppo SpA	2,108,967	11,045,426
	UnipolSai Assicurazioni SpA	1,978,281	5,262,258
#	Webuild SpA	734,563	1,295,249
	Zignago Vetro SpA	114,751	1,958,712
TOTAL ITALY			827,642,568
JAPAN — (20.9%)
	&Do Holdings Co. Ltd.	22,100	142,294
	77 Bank Ltd.	294,674	5,262,705
	A&D HOLON Holdings Co. Ltd.	106,800	874,550
	ABC-Mart, Inc.	39,900	2,150,374
*	Access Co. Ltd.	142,000	1,057,962
	Achilles Corp.	64,500	621,323
	Acom Co. Ltd.	1,090,600	2,718,690
#	AD Works Group Co. Ltd.	62,020	70,188
	Adastria Co. Ltd.	177,100	2,988,830
	ADEKA Corp.	407,600	6,897,095
	Ad-sol Nissin Corp.	31,400	332,801
#	Adtec Plasma Technology Co. Ltd.	1,900	22,869
	Advan Group Co. Ltd.	82,200	556,712
*	Advanced Media, Inc.	63,900	657,119
	Advantest Corp.	250,300	17,941,749
#	Adventure, Inc.	9,200	738,074
	Aeon Co. Ltd.	938,368	19,238,125
	Aeon Delight Co. Ltd.	112,300	2,665,904
#	Aeon Fantasy Co. Ltd.	45,100	1,083,018
	AEON Financial Service Co. Ltd.	459,500	4,657,723
#	Aeon Hokkaido Corp.	111,300	781,150
	Aeon Mall Co. Ltd.	198,820	2,800,428
#	Aeria, Inc.	65,500	191,248

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AFC-HD AMS Life Science Co. Ltd.	14,100	$97,393
	AGC, Inc.	710,900	26,193,684
	Agro-Kanesho Co. Ltd.	4,700	57,649
	AGS Corp.	4,100	22,421
	Ahresty Corp.	101,200	383,290
	Ai Holdings Corp.	90,700	1,532,215
*	AI inside, Inc.	1,600	55,912
	Aica Kogyo Co. Ltd.	137,100	3,315,494
	Aichi Corp.	171,000	1,024,315
	Aichi Financial Group, Inc.	203,451	3,633,718
	Aichi Steel Corp.	55,400	983,395
	Aichi Tokei Denki Co. Ltd.	34,800	366,163
	Aida Engineering Ltd.	259,200	1,627,487
	Aiful Corp.	1,088,100	3,289,857
	Ain Holdings, Inc.	91,200	3,943,424
	Aiphone Co. Ltd.	47,500	709,212
	Air Water, Inc.	788,400	9,646,125
	Airport Facilities Co. Ltd.	109,900	438,294
#	Airtech Japan Ltd.	28,300	241,668
	Airtrip Corp.	54,800	1,124,291
	Aisan Industry Co. Ltd.	198,800	1,153,032
	Aisin Corp.	483,782	14,114,585
	AIT Corp.	31,500	364,654
#	Aizawa Securities Group Co. Ltd.	155,000	849,295
	Ajinomoto Co., Inc.	528,300	17,417,307
	Ajis Co. Ltd.	18,400	333,755
	Akatsuki Corp.	96,900	239,168
	Akatsuki, Inc.	36,800	654,797
#*	Akebono Brake Industry Co. Ltd.	554,564	658,991
	Akita Bank Ltd.	100,100	1,449,728
#	Albis Co. Ltd.	27,700	514,910
	Alconix Corp.	125,800	1,348,889
	Alfresa Holdings Corp.	607,700	7,606,577
	Alinco, Inc.	76,500	612,854
#	Alleanza Holdings Co. Ltd.	58,700	470,385
*	Allied Architects, Inc.	33,300	337,865
*	Allied Telesis Holdings KK	66,200	59,738
#	Alpen Co. Ltd.	97,100	1,453,858
#	Alpha Corp.	33,700	245,001
	Alpha Systems, Inc.	3,820	123,837
*	AlphaPolis Co. Ltd.	11,300	204,007
	Alps Alpine Co. Ltd.	894,204	9,162,001
	Alps Logistics Co. Ltd.	36,400	336,896
#	Altech Corp.	92,910	1,597,049
	Amada Co. Ltd.	1,044,400	9,381,600
	Amano Corp.	173,500	3,174,354
	Amiyaki Tei Co. Ltd.	21,800	491,098
	Amuse, Inc.	23,900	318,637
	Amvis Holdings, Inc.	19,600	524,770
*	ANA Holdings, Inc.	130,900	2,897,177
#	Anabuki Kosan, Inc.	12,300	196,372
	Anest Iwata Corp.	148,500	998,509
	Anicom Holdings, Inc.	38,700	183,970
	Anritsu Corp.	468,800	4,490,826
	AOI Electronics Co. Ltd.	20,400	288,293
	AOKI Holdings, Inc.	179,100	944,330
	Aoki Super Co. Ltd.	1,100	18,975
	Aoyama Trading Co. Ltd.	206,400	1,443,045
	Aoyama Zaisan Networks Co. Ltd.	94,800	837,266

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aozora Bank Ltd.	407,800	$8,153,633
	Apaman Co. Ltd.	44,700	160,249
	Arakawa Chemical Industries Ltd.	86,900	667,076
	Arata Corp.	70,700	2,293,076
	Araya Industrial Co. Ltd.	17,700	325,049
#	Arcland Service Holdings Co. Ltd.	57,800	960,599
	ARCLANDS Corp.	46,300	521,660
	Arcs Co. Ltd.	181,873	3,073,515
#	Ardepro Co. Ltd.	37,589	110,358
	Arealink Co. Ltd.	34,400	494,244
	Argo Graphics, Inc.	54,900	1,716,804
	Arisawa Manufacturing Co. Ltd.	169,100	1,830,275
	ARTERIA Networks Corp.	85,400	825,153
	Artiza Networks, Inc.	15,100	111,013
	Artnature, Inc.	114,900	669,219
#*	Aruhi Corp.	57,770	458,959
	As One Corp.	38,980	1,747,291
	Asahi Broadcasting Group Holdings Corp.	44,000	218,488
#	Asahi Co. Ltd.	94,300	997,337
	Asahi Diamond Industrial Co. Ltd.	246,300	1,413,799
	Asahi Group Holdings Ltd.	371,500	12,267,763
	Asahi Holdings, Inc.	265,100	4,170,902
	Asahi Intecc Co. Ltd.	113,600	1,993,019
	Asahi Kasei Corp.	3,428,900	25,982,940
#	Asahi Kogyosha Co. Ltd.	37,800	605,781
	Asahi Net, Inc.	54,600	251,474
	ASAHI YUKIZAI Corp.	70,900	1,624,102
	Asanuma Corp.	67,500	1,691,240
	Asax Co. Ltd.	6,600	30,785
	Ashimori Industry Co. Ltd.	23,400	256,977
	Asia Pile Holdings Corp.	138,100	684,592
	Asics Corp.	349,000	8,306,383
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,211,927
	ASKUL Corp.	118,700	1,569,032
	Astellas Pharma, Inc.	402,700	5,927,797
	Astena Holdings Co. Ltd.	215,900	692,415
	Asteria Corp.	2,600	15,680
	Asti Corp.	18,499	418,372
#	Atled Corp.	4,600	53,575
*	Atrae, Inc.	41,700	406,141
*	Atsugi Co. Ltd.	69,800	209,980
	Aucnet, Inc.	28,300	411,559
	Autobacs Seven Co. Ltd.	302,800	3,371,029
	Avant Group Corp.	79,300	883,045
#	Avantia Co. Ltd.	49,100	302,358
	Avex, Inc.	152,400	2,058,282
	Awa Bank Ltd.	256,600	4,318,428
	Axell Corp.	7,400	88,802
	Axial Retailing, Inc.	95,400	2,586,524
*	Axxzia, Inc.	3,600	36,668
	Azbil Corp.	77,900	2,196,660
#	AZ-COM MARUWA Holdings, Inc.	184,000	2,322,402
	Bandai Namco Holdings, Inc.	168,200	11,248,164
	Bando Chemical Industries Ltd.	155,200	1,216,299
	Bank of Iwate Ltd.	74,300	1,236,985
	Bank of Kochi Ltd.	16,800	95,341
	Bank of Kyoto Ltd.	185,311	8,622,178
	Bank of Nagoya Ltd.	59,899	1,629,531
	Bank of Saga Ltd.	78,700	1,123,916

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of the Ryukyus Ltd.	368,200	$2,734,442
#	Bank of Toyama Ltd.	1,200	17,040
#	Baroque Japan Ltd.	52,000	338,749
	Base Co. Ltd.	16,200	564,407
	BayCurrent Consulting, Inc.	271,000	11,520,087
	Beaglee, Inc.	8,300	74,083
	Beauty Garage, Inc.	16,100	452,767
	Belc Co. Ltd.	54,538	2,349,881
	Bell System24 Holdings, Inc.	155,300	1,787,699
	Belluna Co. Ltd.	243,100	1,306,887
	Benefit One, Inc.	225,200	3,716,935
	Benesse Holdings, Inc.	212,600	3,251,842
#*	Bengo4.com, Inc.	30,400	632,695
#	Bic Camera, Inc.	300,000	2,833,237
	BIPROGY, Inc.	350,900	9,167,864
	BML, Inc.	137,400	3,416,626
#	Bookoff Group Holdings Ltd.	42,000	413,808
	Bourbon Corp.	2,100	34,140
#	BP Castrol KK	24,900	169,780
#	Br Holdings Corp.	206,400	540,668
*	BrainPad, Inc.	72,200	408,267
	Bridgestone Corp.	872,800	32,584,409
	Broadleaf Co. Ltd.	414,600	1,463,806
	Broccoli Co. Ltd.	2,900	24,210
	Brother Industries Ltd.	654,500	10,165,874
#	Bunka Shutter Co. Ltd.	248,000	2,221,497
	Business Brain Showa-Ota, Inc.	19,900	303,007
	Business Engineering Corp.	2,200	42,646
#	BuySell Technologies Co. Ltd.	11,600	542,460
	C Uyemura & Co. Ltd.	15,500	791,490
	CAC Holdings Corp.	53,700	594,937
	Calbee, Inc.	301,200	6,802,348
	Canare Electric Co. Ltd.	4,400	44,872
	Canon Electronics, Inc.	95,700	1,257,670
	Canon Marketing Japan, Inc.	150,000	3,560,316
#	Canon, Inc., Sponsored ADR	57,577	1,278,209
#	Canon, Inc.	488,634	10,843,933
	Capcom Co. Ltd.	334,400	10,835,833
	Careerlink Co. Ltd.	12,600	255,169
#	Carenet, Inc.	25,500	212,759
	Carlit Holdings Co. Ltd.	83,400	494,913
#	Carta Holdings, Inc.	18,000	233,301
#	Casa, Inc.	36,200	229,554
	Casio Computer Co. Ltd.	477,300	4,933,946
#	Cawachi Ltd.	72,600	1,254,206
	C'BON COSMETICS Co. Ltd.	2,100	25,714
	CDS Co. Ltd.	1,300	18,210
	CE Holdings Co. Ltd.	2,700	10,690
#*	CellSource Co. Ltd.	1,700	47,970
#	Celsys, Inc.	184,400	1,030,438
	Central Automotive Products Ltd.	33,100	618,090
	Central Glass Co. Ltd.	184,800	4,081,094
	Central Japan Railway Co.	61,100	7,452,657
	Central Security Patrols Co. Ltd.	46,600	941,834
	Central Sports Co. Ltd.	38,100	727,310
#	Ceres, Inc.	21,500	172,514
	Charm Care Corp. KK	59,500	535,352
	Chiba Bank Ltd.	1,232,363	9,324,555
	Chiba Kogyo Bank Ltd.	212,000	821,257

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chikaranomoto Holdings Co. Ltd.	4,100	$35,354
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	567,902
	Chino Corp.	30,600	454,449
	Chiyoda Co. Ltd.	94,400	575,754
*	Chiyoda Corp.	414,100	1,231,161
*	Chiyoda Integre Co. Ltd.	56,400	981,795
	Chofu Seisakusho Co. Ltd.	102,300	1,664,954
	Chori Co. Ltd.	48,100	877,632
	Chubu Electric Power Co., Inc.	602,800	6,492,802
	Chubu Shiryo Co. Ltd.	122,600	978,145
	Chudenko Corp.	152,700	2,517,997
	Chuetsu Pulp & Paper Co. Ltd.	106,611	843,741
	Chugai Pharmaceutical Co. Ltd.	441,700	11,451,108
	Chugai Ro Co. Ltd.	28,300	381,994
	Chugin Financial Group, Inc.	490,700	3,570,652
	Chugoku Electric Power Co., Inc.	515,400	2,833,402
	Chugoku Marine Paints Ltd.	224,300	1,708,296
	Chuo Gyorui Co. Ltd.	3,800	91,981
	Chuo Spring Co. Ltd.	82,800	481,135
	CI Takiron Corp.	185,700	748,348
	Citizen Watch Co. Ltd.	1,375,250	6,542,855
	CKD Corp.	138,300	2,141,876
	CK-San-Etsu Co. Ltd.	14,700	487,494
	Cleanup Corp.	164,200	825,167
	CMIC Holdings Co. Ltd.	82,300	1,114,974
	CMK Corp.	239,700	941,122
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	4,651,150
	COLOPL, Inc.	111,100	568,915
	Colowide Co. Ltd.	171,800	2,433,664
#	Computer Engineering & Consulting Ltd.	89,000	1,037,107
#	Computer Institute of Japan Ltd.	57,240	433,134
	COMSYS Holdings Corp.	283,294	5,403,095
	Comture Corp.	96,700	1,859,300
	Concordia Financial Group Ltd.	2,299,011	10,102,687
	CONEXIO Corp.	98,800	1,454,296
*	COOKPAD, Inc.	176,200	295,168
#	Core Corp.	14,700	172,137
	Corona Corp.	62,900	445,717
	Cosel Co. Ltd.	101,300	865,800
	Cosmo Energy Holdings Co. Ltd.	384,200	10,774,492
	Cosmos Initia Co. Ltd.	55,900	222,025
	Cosmos Pharmaceutical Corp.	40,300	3,937,603
	Cota Co. Ltd.	46,720	618,147
	CRE, Inc.	20,300	169,941
	Create Medic Co. Ltd.	13,200	90,056
	Create Restaurants Holdings, Inc.	398,800	3,045,805
	Create SD Holdings Co. Ltd.	85,100	2,315,548
	Credit Saison Co. Ltd.	630,000	8,253,924
	Creek & River Co. Ltd.	52,200	880,631
	Cresco Ltd.	67,300	948,565
#	Cross Cat Co. Ltd.	9,600	105,190
#*	CrowdWorks, Inc.	9,800	121,423
	CTI Engineering Co. Ltd.	65,600	1,673,108
	CTS Co. Ltd.	102,900	638,969
#	Cube System, Inc.	16,400	138,881
	Curves Holdings Co. Ltd.	174,000	1,112,426
*	Cyber Security Cloud, Inc.	1,100	15,532
	CyberAgent, Inc.	587,600	5,495,206
	Cyberlinks Co. Ltd.	4,900	37,349

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	112,900	$2,290,371
	Dai Nippon Printing Co. Ltd.	370,900	8,756,816
	Dai Nippon Toryo Co. Ltd.	111,900	679,014
	Daicel Corp.	1,128,600	8,327,135
	Dai-Dan Co. Ltd.	63,100	1,070,001
	Daido Kogyo Co. Ltd.	33,200	194,180
	Daido Metal Co. Ltd.	194,380	747,980
	Daido Steel Co. Ltd.	133,800	5,059,005
	Daifuku Co. Ltd.	91,300	5,027,316
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	313,588
	Daihen Corp.	91,800	2,995,492
	Daiho Corp.	86,600	2,445,177
	Dai-Ichi Cutter Kogyo KK	29,400	233,308
	Daiichi Jitsugyo Co. Ltd.	42,400	1,534,290
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,400	904,369
	Dai-ichi Life Holdings, Inc.	882,288	20,700,915
	Daiichi Sankyo Co. Ltd.	172,800	5,427,118
	Daiken Corp.	67,800	1,145,587
	Daiken Medical Co. Ltd.	65,400	232,746
	Daiki Aluminium Industry Co. Ltd.	191,600	2,123,944
#	Daiki Axis Co. Ltd.	21,800	115,892
	Daikin Industries Ltd.	161,300	28,016,935
	Daiko Denshi Tsushin Ltd.	17,000	62,458
	Daikoku Denki Co. Ltd.	43,900	679,104
#	Daikokutenbussan Co. Ltd.	41,000	1,717,161
	Daikyonishikawa Corp.	200,400	942,716
	Dainichi Co. Ltd.	47,800	256,583
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	837,505
	Daio Paper Corp.	402,000	3,101,893
	Daiseki Co. Ltd.	98,590	3,322,364
#	Daiseki Eco. Solution Co. Ltd.	41,000	312,776
	Daishi Hokuetsu Financial Group, Inc.	240,900	5,747,457
	Daishinku Corp.	168,000	961,610
	Daisue Construction Co. Ltd.	44,600	401,194
	Daito Bank Ltd.	30,400	178,057
	Daito Pharmaceutical Co. Ltd.	76,400	1,547,028
	Daito Trust Construction Co. Ltd.	113,200	11,186,260
	Daitron Co. Ltd.	44,900	843,495
	Daiwa House Industry Co. Ltd.	1,080,300	25,943,418
	Daiwa Industries Ltd.	147,000	1,368,715
	Daiwa Securities Group, Inc.	2,405,800	11,353,205
	Daiwabo Holdings Co. Ltd.	571,900	8,656,230
	Dawn Corp.	1,300	19,229
	DCM Holdings Co. Ltd.	573,080	5,215,329
	Dear Life Co. Ltd.	168,600	812,294
	Delica Foods Holdings Co. Ltd.	14,600	57,701
	DeNA Co. Ltd.	311,100	4,362,175
	Denka Co. Ltd.	426,900	8,855,884
#	Densan System Holdings Co. Ltd.	26,800	448,244
	Denso Corp.	237,400	12,820,952
	Dentsu Group, Inc.	543,200	17,495,861
	Denyo Co. Ltd.	75,900	905,293
	Dexerials Corp.	339,500	7,257,111
	Diamond Electric Holdings Co. Ltd.	7,400	78,238
	DIC Corp.	437,400	8,132,154
	Digital Arts, Inc.	50,800	2,269,090
	Digital Garage, Inc.	50,100	1,790,692
	Digital Hearts Holdings Co. Ltd.	56,200	832,974
#*	Digital Holdings, Inc.	79,400	774,148

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Information Technologies Corp.	39,900	$560,158
	Dip Corp.	128,700	3,819,874
	Direct Marketing MiX, Inc.	70,700	899,159
	Disco Corp.	40,400	12,137,477
	DKK Co. Ltd.	46,800	693,848
	DKS Co. Ltd.	50,300	755,292
	DMG Mori Co. Ltd.	476,500	7,278,168
	DMW Corp.	900	21,700
	Doshisha Co. Ltd.	102,100	1,336,932
	Double Standard, Inc.	23,400	397,842
	Doutor Nichires Holdings Co. Ltd.	166,123	2,390,852
	Dowa Holdings Co. Ltd.	259,800	9,070,436
	DTS Corp.	175,500	4,304,327
	Duskin Co. Ltd.	185,500	4,335,412
	DyDo Group Holdings, Inc.	32,700	1,189,587
	Eagle Industry Co. Ltd.	161,300	1,414,667
	Earth Corp.	38,400	1,499,217
	East Japan Railway Co.	127,800	7,125,899
	EAT & Holdings Co. Ltd.	16,500	298,602
	Ebara Corp.	259,200	11,005,523
	Ebara Foods Industry, Inc.	10,100	240,177
	Ebara Jitsugyo Co. Ltd.	44,200	863,816
	Ebase Co. Ltd.	55,300	240,963
#	Eco's Co. Ltd.	45,000	649,225
	EDION Corp.	409,400	4,043,594
	EF-ON, Inc.	76,539	306,105
	eGuarantee, Inc.	90,100	1,680,843
	E-Guardian, Inc.	40,300	848,869
	Ehime Bank Ltd.	168,998	1,252,445
#	Eidai Co. Ltd.	108,100	186,343
	Eiken Chemical Co. Ltd.	108,300	1,326,173
	Eisai Co. Ltd.	42,600	2,635,660
	Eizo Corp.	77,800	2,174,701
	EJ Holdings, Inc.	40,500	413,708
	Elan Corp.	142,500	1,105,711
	Elecom Co. Ltd.	179,900	1,888,384
	Electric Power Development Co. Ltd.	262,500	4,236,364
	Elematec Corp.	79,806	1,011,988
	en Japan, Inc.	127,100	2,419,833
	Endo Lighting Corp.	78,800	469,271
	ENEOS Holdings, Inc.	12,898,120	46,177,802
#	Enigmo, Inc.	94,500	451,119
	Enomoto Co. Ltd.	24,600	338,570
	Enplas Corp.	28,800	832,136
#	Ensuiko Sugar Refining Co. Ltd.	11,600	17,140
#	Entrust, Inc.	18,200	128,707
#	Envipro Holdings, Inc.	47,200	277,614
	eRex Co. Ltd.	118,600	2,195,401
#	ES-Con Japan Ltd.	122,300	790,568
	Eslead Corp.	40,700	667,249
	ESPEC Corp.	82,100	1,280,428
	Exedy Corp.	150,300	2,021,703
	EXEO Group, Inc.	323,648	5,885,069
	Ezaki Glico Co. Ltd.	125,600	3,509,747
	F&M Co. Ltd.	23,100	445,868
	Faith, Inc.	33,180	127,904
	FALCO HOLDINGS Co. Ltd.	45,000	638,564
	Fancl Corp.	127,300	2,585,121
	FANUC Corp.	35,200	6,219,472

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fast Retailing Co. Ltd.	41,300	$25,083,940
	FCC Co. Ltd.	194,200	2,163,400
*	FDK Corp.	34,700	247,832
	Feed One Co. Ltd.	138,648	729,740
	Felissimo Corp.	5,200	39,687
	Fenwal Controls of Japan Ltd.	800	8,031
	Ferrotec Holdings Corp.	223,700	5,602,934
	Fibergate, Inc.	33,600	236,990
	FIDEA Holdings Co. Ltd.	161,740	1,847,286
	Financial Partners Group Co. Ltd.	183,400	1,501,353
	FINDEX, Inc.	64,500	259,250
#	First Bank of Toyama Ltd.	38,400	192,831
#	First Brothers Co. Ltd.	43,900	289,057
#	First Juken Co. Ltd.	38,200	306,309
	First-Corp., Inc.	27,500	150,002
	Fixstars Corp.	86,000	869,389
	FJ Next Holdings Co. Ltd.	92,500	713,132
	Focus Systems Corp.	27,600	226,540
	Food & Life Cos. Ltd.	291,400	6,485,540
	Forum Engineering, Inc.	15,800	106,639
	Foster Electric Co. Ltd.	122,500	905,229
	FP Corp.	200,400	5,445,808
	France Bed Holdings Co. Ltd.	125,500	943,837
#*	FreakOut Holdings, Inc.	10,600	118,376
	Freebit Co. Ltd.	60,200	520,062
	Freund Corp.	44,900	231,232
	F-Tech, Inc.	43,300	181,366
	FTGroup Co. Ltd.	48,500	424,055
	Fudo Tetra Corp.	89,820	1,066,947
#	Fuji Co. Ltd.	95,600	1,364,988
	Fuji Corp.	282,700	4,706,981
	Fuji Corp.	68,000	704,494
	Fuji Corp. Ltd.	124,300	655,680
	Fuji Die Co. Ltd.	33,800	153,062
	Fuji Electric Co. Ltd.	256,700	10,390,700
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	54,997
	Fuji Kyuko Co. Ltd.	79,200	2,782,343
	Fuji Media Holdings, Inc.	219,000	1,849,690
	Fuji Oil Co. Ltd.	289,200	592,930
	Fuji Oil Holdings, Inc.	205,200	3,254,084
	Fuji Pharma Co. Ltd.	67,500	553,292
	Fuji Seal International, Inc.	228,200	2,965,825
	Fuji Soft, Inc.	54,200	3,235,065
	Fujibo Holdings, Inc.	51,200	1,276,693
	Fujicco Co. Ltd.	95,100	1,382,997
	FUJIFILM Holdings Corp.	123,675	6,545,022
	Fujikura Composites, Inc.	108,700	753,484
	Fujikura Kasei Co. Ltd.	117,600	392,264
	Fujikura Ltd.	1,269,300	9,648,404
	Fujimi, Inc.	32,100	1,627,947
	Fujimori Kogyo Co. Ltd.	78,000	2,002,673
	Fujisash Co. Ltd.	461,100	255,537
	Fujishoji Co. Ltd.	33,700	339,414
	Fujitsu General Ltd.	90,000	2,543,935
	Fujitsu Ltd.	254,829	36,282,408
	Fujiya Co. Ltd.	50,100	979,164
#	FuKoKu Co. Ltd.	43,300	347,662
	Fukuda Corp.	30,900	1,082,254
	Fukuda Denshi Co. Ltd.	32,400	1,129,116

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukui Bank Ltd.	102,400	$1,316,791
	Fukui Computer Holdings, Inc.	34,500	795,600
	Fukuoka Financial Group, Inc.	460,456	10,623,462
	Fukushima Bank Ltd.	19,400	39,196
	Fukushima Galilei Co. Ltd.	58,100	1,972,179
	Fukuyama Transporting Co. Ltd.	129,600	3,353,531
	FULLCAST Holdings Co. Ltd.	85,300	1,852,766
	Fumakilla Ltd.	16,801	138,544
	Funai Soken Holdings, Inc.	134,720	2,915,692
	Furukawa Battery Co. Ltd.	77,700	643,267
	Furukawa Co. Ltd.	153,700	1,566,778
	Furukawa Electric Co. Ltd.	356,990	6,928,592
	Furuno Electric Co. Ltd.	121,700	872,371
#	Furuya Metal Co. Ltd.	10,200	766,499
	Furyu Corp.	110,900	989,713
	Fuso Chemical Co. Ltd.	112,500	3,196,471
	Fuso Pharmaceutical Industries Ltd.	36,399	542,354
	Futaba Corp.	185,000	795,436
	Futaba Industrial Co. Ltd.	309,300	931,078
	Future Corp.	213,800	2,784,064
	Fuyo General Lease Co. Ltd.	113,100	7,773,097
	G-7 Holdings, Inc.	152,400	1,886,885
	Gakken Holdings Co. Ltd.	141,700	1,063,606
	Gakkyusha Co. Ltd.	29,000	451,285
#	Gakujo Co. Ltd.	34,700	374,325
	Gecoss Corp.	69,200	470,283
	Genki Sushi Co. Ltd.	27,900	644,542
	Genky DrugStores Co. Ltd.	40,800	1,175,656
	Geo Holdings Corp.	204,400	2,985,962
	Gift Holdings, Inc.	8,700	281,229
	Giken Ltd.	5,600	127,497
	GL Sciences, Inc.	27,500	500,824
	GLOBERIDE, Inc.	110,398	2,263,482
	Glory Ltd.	194,745	3,406,112
	Glosel Co. Ltd.	69,000	221,898
	GMO Financial Gate, Inc.	2,800	179,268
#	GMO Financial Holdings, Inc.	105,300	447,862
#	GMO GlobalSign Holdings KK	18,200	606,621
	GMO internet group, Inc.	257,800	5,073,470
	GMO Payment Gateway, Inc.	63,200	5,848,018
	GMO Pepabo, Inc.	4,500	64,989
	Godo Steel Ltd.	53,900	1,039,031
	Goldcrest Co. Ltd.	79,030	991,452
	Goldwin, Inc.	56,600	4,311,915
	Golf Digest Online, Inc.	69,500	808,590
	Good Com Asset Co. Ltd.	74,400	452,640
	Grandy House Corp.	68,500	307,233
	Greens Co. Ltd.	1,800	16,484
	gremz, Inc.	34,300	533,624
	GS Yuasa Corp.	374,499	6,553,376
	GSI Creos Corp.	49,600	588,239
	G-Tekt Corp.	127,900	1,520,342
	Gun-Ei Chemical Industry Co. Ltd.	21,600	411,438
*	GungHo Online Entertainment, Inc.	181,218	3,020,077
	Gunma Bank Ltd.	1,444,301	5,633,936
	Gunze Ltd.	76,400	2,515,947
	H.U. Group Holdings, Inc.	288,800	6,129,786
	H2O Retailing Corp.	435,060	4,245,835
	HABA Laboratories, Inc.	8,500	161,111

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hachijuni Bank Ltd.	1,760,431	$7,646,199
#	Hagihara Industries, Inc.	45,500	414,514
	Hagiwara Electric Holdings Co. Ltd.	36,100	718,753
	Hagoromo Foods Corp.	1,500	34,506
	Hakudo Co. Ltd.	35,800	715,382
	Hakuhodo DY Holdings, Inc.	620,000	6,700,551
#	Hakuto Co. Ltd.	59,000	2,065,318
	Halows Co. Ltd.	50,800	1,244,354
	Hamakyorex Co. Ltd.	93,200	2,333,985
	Hamamatsu Photonics KK	135,700	7,250,488
#	Hamee Corp.	6,000	34,812
	Hankyu Hanshin Holdings, Inc.	378,700	11,255,884
	Hanwa Co. Ltd.	166,600	5,304,730
	Happinet Corp.	75,400	1,178,696
	Hard Off Corp. Co. Ltd.	44,600	443,831
	Harima Chemicals Group, Inc.	61,900	399,015
#	Harmonic Drive Systems, Inc.	36,500	1,229,354
	Haseko Corp.	1,355,900	15,686,634
	Hazama Ando Corp.	1,033,980	6,859,862
	Heiwa Corp.	264,500	4,799,087
	Heiwa Real Estate Co. Ltd.	151,700	4,340,154
	Heiwado Co. Ltd.	160,900	2,689,179
#	Helios Techno Holding Co. Ltd.	54,400	196,754
#*	Hennge KK	42,400	336,528
	Hibiya Engineering Ltd.	92,400	1,395,043
	Hikari Tsushin, Inc.	21,700	3,097,420
	HI-LEX Corp.	98,800	876,125
	Himacs Ltd.	2,700	30,417
#	Himaraya Co. Ltd.	21,000	150,929
*	Hino Motors Ltd.	809,900	3,464,379
#	Hioki EE Corp.	23,400	1,337,939
	Hirakawa Hewtech Corp.	50,200	462,175
#	Hirano Tecseed Co. Ltd.	34,700	614,848
#	Hirata Corp.	35,700	1,766,320
	Hirogin Holdings, Inc.	1,020,700	5,322,381
	Hirose Electric Co. Ltd.	24,325	3,166,733
	Hirose Tusyo, Inc.	3,400	66,331
	Hiroshima Gas Co. Ltd.	109,500	288,270
	Hisaka Works Ltd.	94,600	628,017
	Hisamitsu Pharmaceutical Co., Inc.	103,800	3,232,323
	Hitachi Construction Machinery Co. Ltd.	249,700	5,888,754
	Hitachi Ltd.	1,274,185	66,821,380
	Hitachi Ltd., ADR	72,877	7,633,866
	Hitachi Zosen Corp.	826,600	5,473,528
	Hito Communications Holdings, Inc.	28,300	354,776
	Hochiki Corp.	75,500	842,741
	Hodogaya Chemical Co. Ltd.	27,700	713,788
	Hogy Medical Co. Ltd.	99,700	2,589,383
	Hokkaido Electric Power Co., Inc.	537,200	1,987,348
	Hokkaido Gas Co. Ltd.	41,200	565,015
	Hokkan Holdings Ltd.	39,100	424,433
	Hokko Chemical Industry Co. Ltd.	104,100	669,529
	Hokkoku Financial Holdings, Inc.	111,800	3,543,294
	Hokuetsu Corp.	601,495	3,872,094
#	Hokuetsu Industries Co. Ltd.	106,300	1,176,565
	Hokuhoku Financial Group, Inc.	767,210	6,076,263
#	Hokuriku Electric Industry Co. Ltd.	33,000	330,208
	Hokuriku Electric Power Co.	504,800	2,088,069
	Hokuriku Electrical Construction Co. Ltd.	27,820	149,007

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuto Corp.	101,500	$1,475,268
	Honda Motor Co. Ltd., Sponsored ADR	465,628	11,556,887
	Honda Motor Co. Ltd.	1,042,023	25,776,014
	H-One Co. Ltd.	155,300	792,021
	Honeys Holdings Co. Ltd.	85,830	968,896
	Hoosiers Holdings Co. Ltd.	190,000	1,159,645
	Horiba Ltd.	112,500	5,180,926
	Hoshizaki Corp.	40,400	1,452,229
	Hosiden Corp.	266,600	3,233,779
	Hosokawa Micron Corp.	66,400	1,416,090
#	Hotland Co. Ltd.	36,700	397,906
*	Hotto Link, Inc.	10,200	29,346
	House Foods Group, Inc.	122,500	2,613,590
	Howa Machinery Ltd.	51,700	386,895
	Hoya Corp.	324,300	35,663,893
#	HPC Systems, Inc.	10,700	164,378
	HS Holdings Co. Ltd.	80,300	753,015
	Hulic Co. Ltd.	916,517	7,533,575
	Hyakugo Bank Ltd.	1,087,600	3,512,546
	Hyakujushi Bank Ltd.	115,800	1,819,866
	I K K Holdings, Inc.	3,600	17,841
	Ibiden Co. Ltd.	248,105	9,683,262
	IBJ, Inc.	99,500	769,129
#	Ichibanya Co. Ltd.	10,632	386,857
	Ichigo, Inc.	668,900	1,533,104
	Ichiken Co. Ltd.	32,000	446,299
	Ichikoh Industries Ltd.	204,000	610,444
	Ichimasa Kamaboko Co. Ltd.	1,700	9,233
	Ichinen Holdings Co. Ltd.	118,272	1,172,147
	Ichiyoshi Securities Co. Ltd.	157,200	751,306
	Icom, Inc.	47,400	929,368
	ID Holdings Corp.	34,025	256,504
	IDEA Consultants, Inc.	2,900	38,614
	Idec Corp.	151,300	3,602,717
	Idemitsu Kosan Co. Ltd.	934,091	23,352,992
#	IDOM, Inc.	458,000	2,952,031
	Ihara Science Corp.	32,500	576,387
	IHI Corp.	488,600	14,845,956
	Iida Group Holdings Co. Ltd.	270,396	4,507,625
	Iino Kaiun Kaisha Ltd.	400,300	2,834,165
	IJTT Co. Ltd.	96,460	395,555
	I'll, Inc.	25,300	375,415
	Imagica Group, Inc.	74,900	389,230
#	Imasen Electric Industrial	50,700	277,001
	i-mobile Co. Ltd.	5,600	54,192
	Impact HD, Inc.	6,900	239,965
	Imuraya Group Co. Ltd.	18,300	315,744
	Inaba Denki Sangyo Co. Ltd.	170,300	3,699,910
#	Inaba Seisakusho Co. Ltd.	49,800	533,123
	Inabata & Co. Ltd.	216,800	4,208,242
	Inageya Co. Ltd.	18,700	187,003
*	I-NE Co. Ltd.	3,700	89,922
	Ines Corp.	82,300	877,427
	I-Net Corp.	61,310	619,256
	Infocom Corp.	136,700	2,304,300
	Infomart Corp.	497,900	1,610,736
	Information Services International-Dentsu Ltd.	105,600	3,498,349
	INFRONEER Holdings, Inc.	727,808	5,809,684
	Innotech Corp.	65,600	683,692

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inpex Corp.	1,959,400	$21,531,139
	Insource Co. Ltd.	153,996	1,732,534
#	Intage Holdings, Inc.	181,000	2,181,288
	Intelligent Wave, Inc.	20,400	124,140
	Inter Action Corp.	34,500	389,481
	Internet Initiative Japan, Inc.	396,800	7,446,257
	Inui Global Logistics Co. Ltd.	40,500	624,053
	I-PEX, Inc.	72,100	641,774
	IPS, Inc.	1,800	39,630
	IR Japan Holdings Ltd.	38,700	545,548
	Iriso Electronics Co. Ltd.	75,900	2,547,052
	I'rom Group Co. Ltd.	22,100	414,900
	ISB Corp.	38,300	352,305
	Ise Chemicals Corp.	7,800	310,826
	Iseki & Co. Ltd.	99,700	938,880
	Isetan Mitsukoshi Holdings Ltd.	660,140	7,182,803
	Ishihara Chemical Co. Ltd.	8,100	79,139
	Ishihara Sangyo Kaisha Ltd.	185,300	1,577,519
	Ishii Iron Works Co. Ltd.	2,900	50,459
	Ishizuka Glass Co. Ltd.	11,699	130,460
	Isuzu Motors Ltd.	1,618,607	20,467,836
*	ITbook Holdings Co. Ltd.	9,800	29,364
	Itfor, Inc.	84,600	563,914
	ITmedia, Inc.	37,200	448,532
	Ito En Ltd.	106,300	3,792,757
	ITOCHU Corp.	1,749,300	56,540,555
	Itochu Enex Co. Ltd.	290,300	2,488,277
	Itochu Techno-Solutions Corp.	87,800	2,173,709
	Itochu-Shokuhin Co. Ltd.	24,300	943,097
	Itoham Yonekyu Holdings, Inc.	536,846	2,947,516
	Itoki Corp.	211,500	1,144,543
	IwaiCosmo Holdings, Inc.	96,600	989,741
	Iwaki Co. Ltd.	20,400	198,531
	Iwasaki Electric Co. Ltd.	34,500	634,726
	Iwatani Corp.	229,400	9,887,412
	Iwatsu Electric Co. Ltd.	44,000	255,770
	Iwatsuka Confectionery Co. Ltd.	500	16,455
	Iyogin Holdings, Inc.	1,030,157	5,813,981
	Izumi Co. Ltd.	145,900	3,303,432
	J Front Retailing Co. Ltd.	1,057,200	9,846,215
#	J Trust Co. Ltd.	280,700	1,232,878
	JAC Recruitment Co. Ltd.	72,200	1,312,187
	Jaccs Co. Ltd.	125,000	4,032,517
#	JAFCO Group Co. Ltd.	441,000	7,869,695
	JANOME Corp.	88,199	411,725
*	Japan Airlines Co. Ltd.	84,100	1,783,556
*	Japan Airport Terminal Co. Ltd.	25,083	1,307,437
	Japan Aviation Electronics Industry Ltd.	338,300	5,811,911
	Japan Best Rescue System Co. Ltd.	50,800	320,964
	Japan Cash Machine Co. Ltd.	100,300	884,429
*	Japan Communications, Inc.	746,000	1,266,238
	Japan Electronic Materials Corp.	42,700	474,605
	Japan Elevator Service Holdings Co. Ltd.	226,400	3,196,114
	Japan Exchange Group, Inc.	742,600	11,365,170
	Japan Foundation Engineering Co. Ltd.	102,200	421,021
*	Japan Hospice Holdings, Inc.	3,400	62,714
#	Japan Investment Adviser Co. Ltd.	42,700	361,290
	Japan Lifeline Co. Ltd.	266,500	1,958,682
	Japan Material Co. Ltd.	253,300	4,750,775

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Medical Dynamic Marketing, Inc.	89,600	$598,753
	Japan Oil Transportation Co. Ltd.	13,579	239,243
	Japan Petroleum Exploration Co. Ltd.	102,400	3,319,462
	Japan Post Holdings Co. Ltd.	997,500	8,757,510
	Japan Post Insurance Co. Ltd.	231,300	4,126,383
	Japan Property Management Center Co. Ltd.	52,300	404,654
	Japan Pulp & Paper Co. Ltd.	48,100	2,029,386
	Japan Pure Chemical Co. Ltd.	2,200	40,317
	Japan Securities Finance Co. Ltd.	459,400	4,165,418
	Japan Steel Works Ltd.	39,600	843,632
	Japan System Techniques Co. Ltd.	20,400	279,092
	Japan Tobacco, Inc.	1,553,600	31,680,864
	Japan Transcity Corp.	157,600	650,392
	Japan Wool Textile Co. Ltd.	232,700	1,732,535
	Jastec Co. Ltd.	35,900	335,105
	JBCC Holdings, Inc.	54,100	781,195
	JCR Pharmaceuticals Co. Ltd.	164,700	2,032,132
	JCU Corp.	144,100	3,573,181
	JDC Corp.	37,800	161,899
	Jeol Ltd.	53,200	1,562,166
	JFE Holdings, Inc.	1,805,508	23,806,794
	JFE Systems, Inc.	9,800	191,022
	JGC Holdings Corp.	704,500	9,202,220
	Jichodo Co. Ltd.	100	5,037
#*	JIG-SAW, Inc.	18,200	669,063
	Jimoto Holdings, Inc.	92,810	318,773
	JINS Holdings, Inc.	55,100	1,659,352
#	JINUSHI Co. Ltd.	67,300	961,832
	JK Holdings Co. Ltd.	69,700	569,298
	J-Lease Co. Ltd.	27,600	554,513
#	JM Holdings Co. Ltd.	78,400	1,103,757
	JMS Co. Ltd.	107,740	415,865
#*	Joban Kosan Co. Ltd.	26,499	250,598
	J-Oil Mills, Inc.	106,900	1,298,615
	Joshin Denki Co. Ltd.	79,200	1,217,756
	Joyful Honda Co. Ltd.	87,100	1,251,332
	JP-Holdings, Inc.	226,100	592,718
	JSB Co. Ltd.	14,700	458,983
	JSP Corp.	64,500	784,293
	JSR Corp.	138,300	3,111,772
	J-Stream, Inc.	11,500	50,291
	JTEKT Corp.	710,400	5,266,405
#	Juki Corp.	152,999	743,489
	Juroku Financial Group, Inc.	148,300	3,568,839
	Justsystems Corp.	90,600	2,256,369
	JVCKenwood Corp.	898,370	2,507,087
	K&O Energy Group, Inc.	65,400	1,015,339
	Kadokawa Corp.	142,805	2,672,064
	Kadoya Sesame Mills, Inc.	8,500	231,478
	Kaga Electronics Co. Ltd.	86,100	2,867,987
	Kagome Co. Ltd.	19,200	468,949
	Kajima Corp.	1,062,400	13,047,628
	Kakaku.com, Inc.	322,700	5,380,082
	Kaken Pharmaceutical Co. Ltd.	104,700	3,039,011
	Kakiyasu Honten Co. Ltd.	32,400	503,076
*	Kamakura Shinsho Ltd.	15,900	130,841
	Kameda Seika Co. Ltd.	45,300	1,532,112
	Kamei Corp.	121,400	1,332,279
	Kamigumi Co. Ltd.	293,000	5,993,752

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanaden Corp.	81,100	$698,096
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	524,269
	Kanamic Network Co. Ltd.	71,200	314,947
	Kanamoto Co. Ltd.	195,500	3,400,316
	Kandenko Co. Ltd.	474,600	3,189,854
	Kaneka Corp.	198,500	5,211,493
	Kaneko Seeds Co. Ltd.	4,800	58,397
	Kanematsu Corp.	433,200	5,297,268
	Kanematsu Electronics Ltd.	67,900	3,242,713
	Kanemi Co. Ltd.	2,200	48,271
	Kansai Electric Power Co., Inc.	658,700	6,334,779
	Kansai Paint Co. Ltd.	160,900	2,265,974
	Kanto Denka Kogyo Co. Ltd.	321,600	2,496,568
	Kao Corp.	422,400	17,074,184
*	Kasai Kogyo Co. Ltd.	58,500	75,460
	Katakura & Co-op Agri Corp.	12,200	161,092
	Katakura Industries Co. Ltd.	113,000	1,534,743
	Katitas Co. Ltd.	136,000	3,334,780
	Kato Sangyo Co. Ltd.	83,300	2,314,887
	Kato Works Co. Ltd.	50,926	302,216
	Kawada Technologies, Inc.	23,100	603,777
	Kawagishi Bridge Works Co. Ltd.	8,500	171,913
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	487,976
	Kawasaki Heavy Industries Ltd.	670,600	15,345,077
#	Kawasaki Kisen Kaisha Ltd.	272,466	5,689,326
	KDDI Corp.	2,362,200	73,803,236
	KeePer Technical Laboratory Co. Ltd.	61,300	1,579,033
	Keihan Holdings Co. Ltd.	193,200	5,198,139
	Keihanshin Building Co. Ltd.	124,500	1,311,641
	Keihin Co. Ltd.	12,500	145,039
	Keikyu Corp.	361,700	3,748,157
	Keio Corp.	93,100	3,417,187
	Keisei Electric Railway Co. Ltd.	131,048	3,822,536
	KEIWA, Inc.	5,600	68,936
	Keiyo Bank Ltd.	664,300	3,155,373
	Keiyo Co. Ltd.	146,000	1,008,667
	KEL Corp.	14,100	201,979
	Kenko Mayonnaise Co. Ltd.	60,200	630,844
	Kewpie Corp.	323,500	5,632,289
	Keyence Corp.	86,520	39,831,105
	KeyHolder, Inc.	14,400	83,737
	KFC Holdings Japan Ltd.	67,500	1,452,936
	KFC Ltd.	600	5,817
	KH Neochem Co. Ltd.	128,600	2,741,016
	Kikkoman Corp.	115,750	6,122,260
	Kimoto Co. Ltd.	171,800	274,212
	Kimura Chemical Plants Co. Ltd.	70,300	388,023
	Kimura Unity Co. Ltd.	17,000	123,515
	Kinden Corp.	367,500	4,212,118
	King Jim Co. Ltd.	9,300	64,182
#*	Kintetsu Department Store Co. Ltd.	8,700	172,208
	Kintetsu Group Holdings Co. Ltd.	148,000	4,819,616
	Kirin Holdings Co. Ltd.	186,480	2,873,605
	Kissei Pharmaceutical Co. Ltd.	148,200	2,919,640
	Ki-Star Real Estate Co. Ltd.	46,800	1,780,362
	Kitagawa Corp.	69,900	634,830
	Kita-Nippon Bank Ltd.	36,800	630,551
	Kitano Construction Corp.	21,100	439,197
#	Kitanotatsujin Corp.	307,200	784,466

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kitz Corp.	390,200	$2,471,002
	Kiyo Bank Ltd.	306,900	3,901,178
	Koa Corp.	145,100	2,114,978
	Koa Shoji Holdings Co. Ltd.	29,400	148,652
	Koatsu Gas Kogyo Co. Ltd.	119,100	608,707
	Kobayashi Pharmaceutical Co. Ltd.	19,500	1,399,946
	Kobe Bussan Co. Ltd.	209,300	6,042,856
*	Kobe Electric Railway Co. Ltd.	15,400	379,782
	Kobe Steel Ltd.	1,261,482	6,796,272
	Koei Tecmo Holdings Co. Ltd.	59,000	1,072,983
	Kohnan Shoji Co. Ltd.	138,800	3,575,964
	Kohsoku Corp.	39,800	577,131
	Koike Sanso Kogyo Co. Ltd.	4,000	64,455
	Koito Manufacturing Co. Ltd.	284,600	4,800,682
	Kojima Co. Ltd.	187,200	820,020
	Kokuyo Co. Ltd.	357,864	5,102,832
	KOMAIHALTEC, Inc.	19,300	230,627
	Komatsu Ltd.	1,160,100	28,508,831
	Komatsu Matere Co. Ltd.	117,300	692,174
	Komatsu Wall Industry Co. Ltd.	32,800	483,233
	KOMEDA Holdings Co. Ltd.	199,500	3,709,371
#	Komehyo Holdings Co. Ltd.	35,800	723,152
	Komeri Co. Ltd.	154,400	3,167,348
	Komori Corp.	266,200	1,798,117
#	Konaka Co. Ltd.	261,780	687,238
	Konami Group Corp.	173,162	8,514,977
	Kondotec, Inc.	69,800	546,932
	Konica Minolta, Inc.	1,842,100	7,719,863
	Konishi Co. Ltd.	110,500	1,566,411
	Konoike Transport Co. Ltd.	117,400	1,392,806
	Konoshima Chemical Co. Ltd.	39,300	531,974
	Kosaido Holdings Co. Ltd.	76,600	1,134,615
#	Kose Corp.	7,600	838,530
	Kotobuki Spirits Co. Ltd.	10,800	709,384
	Kozo Keikaku Engineering, Inc.	9,500	209,556
	KPP Group Holdings Co. Ltd.	20,200	137,763
	Krosaki Harima Corp.	28,700	1,321,449
#	KRS Corp.	73,500	540,230
	K's Holdings Corp.	769,680	6,804,679
	KU Holdings Co. Ltd.	59,700	661,726
	Kubota Corp., Sponsored ADR	39,134	2,920,179
	Kubota Corp.	285,700	4,293,582
	Kufu Co., Inc.	3,000	12,373
	Kumagai Gumi Co. Ltd.	224,100	4,605,444
	Kumiai Chemical Industry Co. Ltd.	317,665	2,155,415
	Kurabo Industries Ltd.	76,900	1,318,894
	Kuraray Co. Ltd.	1,412,200	11,688,849
	Kureha Corp.	86,300	5,636,457
	Kurimoto Ltd.	86,300	1,229,141
	Kurita Water Industries Ltd.	182,400	8,247,807
	Kuriyama Holdings Corp.	65,700	410,181
	Kuroda Precision Industries Ltd.	2,400	33,092
#	Kusuri no Aoki Holdings Co. Ltd.	57,800	3,256,688
	KYB Corp.	103,100	2,921,774
	Kyocera Corp.	217,230	11,272,369
#	Kyoden Co. Ltd.	148,600	574,933
	Kyodo Printing Co. Ltd.	53,400	1,181,503
	Kyoei Steel Ltd.	103,500	1,131,411
	Kyokuto Boeki Kaisha Ltd.	59,118	632,519

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	$1,748,359
	Kyokuto Securities Co. Ltd.	118,700	541,441
	Kyokuyo Co. Ltd.	45,200	1,334,018
	KYORIN Holdings, Inc.	187,100	2,479,956
*	KYORITSU Co. Ltd.	170,500	162,825
#	Kyoritsu Maintenance Co. Ltd.	14,000	639,435
	Kyosan Electric Manufacturing Co. Ltd.	189,500	595,277
	Kyowa Electronic Instruments Co. Ltd.	106,500	279,896
	Kyowa Kirin Co. Ltd.	57,600	1,284,535
	Kyowa Leather Cloth Co. Ltd.	58,800	231,467
	Kyudenko Corp.	196,000	5,080,239
	Kyushu Electric Power Co., Inc.	715,400	4,118,298
	Kyushu Financial Group, Inc.	1,542,948	5,671,094
	Kyushu Leasing Service Co. Ltd.	3,300	19,814
	Kyushu Railway Co.	217,300	4,871,140
	LA Holdings Co. Ltd.	13,100	317,044
	LAC Co. Ltd.	59,000	367,156
	Lacto Japan Co. Ltd.	44,200	693,457
#*	Laox Holdings Co. Ltd.	55,699	101,499
	Lasertec Corp.	82,100	15,543,410
	Lawson, Inc.	182,200	7,285,498
	LEC, Inc.	125,100	961,915
*	Leopalace21 Corp.	135,900	337,292
	Life Corp.	94,500	2,061,498
	LIFULL Co. Ltd.	211,500	362,589
	LIKE, Inc.	34,600	573,057
	Linical Co. Ltd.	43,100	239,664
	Link & Motivation, Inc.	149,800	760,734
	Lintec Corp.	174,200	3,016,624
	Lion Corp.	522,100	5,779,504
	LITALICO, Inc.	65,500	1,337,170
	Lixil Corp.	737,219	12,727,185
	Loadstar Capital KK	4,700	58,990
*	Locondo, Inc.	21,300	167,580
	Look Holdings, Inc.	31,700	634,953
*	LTS, Inc.	6,400	139,338
*	M&A Capital Partners Co. Ltd.	60,400	2,045,752
	M3, Inc.	296,600	8,109,906
	Mabuchi Motor Co. Ltd.	138,100	3,955,228
#*	Macbee Planet, Inc.	5,000	443,583
	Macnica Holdings, Inc.	242,550	6,446,168
	Macromill, Inc.	176,200	1,555,198
	Maeda Kosen Co. Ltd.	108,900	2,818,130
#	Maezawa Industries, Inc.	54,300	257,674
	Maezawa Kasei Industries Co. Ltd.	58,900	623,167
	Maezawa Kyuso Industries Co. Ltd.	83,300	592,512
	Makino Milling Machine Co. Ltd.	122,400	4,393,913
	Makita Corp., Sponsored ADR	1,200	30,156
	Makita Corp.	307,891	8,201,240
#	Management Solutions Co. Ltd.	29,000	787,810
	Mandom Corp.	119,800	1,358,215
	Mani, Inc.	106,300	1,554,853
	MarkLines Co. Ltd.	45,600	940,571
	Mars Group Holdings Corp.	52,800	964,554
	Marubeni Corp.	2,220,159	27,238,189
	Marubun Corp.	92,400	726,975
	Marudai Food Co. Ltd.	102,900	1,152,578
	Marufuji Sheet Piling Co. Ltd.	2,700	40,640
	Maruha Nichiro Corp.	288,881	5,485,284

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marui Group Co. Ltd.	290,300	$4,946,865
	Maruichi Steel Tube Ltd.	178,400	3,841,352
	MARUKA FURUSATO Corp.	72,976	1,963,078
#	Marumae Co. Ltd.	26,900	352,690
#	Marusan Securities Co. Ltd.	256,900	845,996
	Maruwa Co. Ltd.	57,700	7,375,760
#	Maruyama Manufacturing Co., Inc.	15,400	190,329
#	Maruzen CHI Holdings Co. Ltd.	91,800	245,269
	Maruzen Co. Ltd.	26,400	367,868
	Maruzen Showa Unyu Co. Ltd.	59,000	1,429,652
	Marvelous, Inc.	99,900	535,249
#	Matching Service Japan Co. Ltd.	26,400	215,360
	Matsuda Sangyo Co. Ltd.	63,362	1,154,445
	Matsui Construction Co. Ltd.	92,100	413,491
	Matsui Securities Co. Ltd.	302,000	1,808,445
	MatsukiyoCocokara & Co.	84,385	4,209,490
	Matsuoka Corp.	10,400	94,649
	Max Co. Ltd.	93,700	1,465,961
	Maxell Ltd.	257,400	2,809,106
	Maxvalu Tokai Co. Ltd.	29,100	631,147
	Mazda Motor Corp.	1,143,100	9,099,061
#	McDonald's Holdings Co. Japan Ltd.	81,200	3,207,999
	MCJ Co. Ltd.	447,200	3,478,414
	Mebuki Financial Group, Inc.	3,274,691	8,529,968
	MEC Co. Ltd.	55,200	1,067,002
	Media Do Co. Ltd.	32,600	435,636
	Medical Data Vision Co. Ltd.	70,900	536,359
	Medical System Network Co. Ltd.	162,500	505,039
	Medikit Co. Ltd.	1,200	23,090
	Medipal Holdings Corp.	468,300	6,252,265
	Medius Holdings Co. Ltd.	11,900	68,456
*	MedPeer, Inc.	22,200	248,596
	Megachips Corp.	94,900	1,981,504
	Megmilk Snow Brand Co. Ltd.	225,400	3,154,706
	Meidensha Corp.	230,500	3,424,187
	Meiho Facility Works Ltd.	12,000	66,373
	Meiji Electric Industries Co. Ltd.	24,300	211,666
	MEIJI Holdings Co. Ltd.	318,720	16,437,244
#	Meiji Shipping Co. Ltd.	65,900	331,868
	Meiko Electronics Co. Ltd.	147,900	3,315,498
	Meiko Network Japan Co. Ltd.	2,400	11,400
	Meisei Industrial Co. Ltd.	167,700	1,069,215
	Meitec Corp.	337,200	6,343,302
	Meito Sangyo Co. Ltd.	39,700	511,401
#*	Meiwa Corp.	106,000	563,328
	Meiwa Estate Co. Ltd.	67,400	455,359
	Melco Holdings, Inc.	22,500	580,690
#	Members Co. Ltd.	29,700	443,753
	Menicon Co. Ltd.	261,900	5,787,183
*	Mercari, Inc.	19,900	433,419
	Mercuria Holdings Co. Ltd.	38,800	213,679
*	Metaps, Inc.	42,300	189,813
#*	MetaReal Corp.	12,000	110,192
	METAWATER Co. Ltd.	60,400	797,231
	Micronics Japan Co. Ltd.	97,900	1,050,144
#	Midac Holdings Co. Ltd.	11,000	240,380
	Mie Kotsu Group Holdings, Inc.	271,000	1,040,407
	Mikuni Corp.	136,700	359,319
	Milbon Co. Ltd.	75,472	3,319,094

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MIMAKI ENGINEERING Co. Ltd.	87,300	$407,488
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,225,472
	Minebea Mitsumi, Inc.	755,526	13,170,853
	Ministop Co. Ltd.	68,100	742,778
#	Minkabu The Infonoid, Inc.	25,100	447,415
#	Mipox Corp.	5,700	31,869
	Mirai Industry Co. Ltd.	900	10,405
#	Miraial Co. Ltd.	35,800	423,914
#*	Mirainovate Co. Ltd.	206,879	379,158
	Mirait One Corp.	363,110	4,428,199
	Mirarth Holdings, Inc.	545,900	1,616,173
	Miroku Jyoho Service Co. Ltd.	75,800	950,015
	MISUMI Group, Inc.	356,300	8,967,167
	Mitachi Co. Ltd.	7,700	68,400
	Mitani Corp.	141,600	1,476,032
	Mitani Sekisan Co. Ltd.	7,000	228,711
	Mito Securities Co. Ltd.	317,800	730,157
	Mitsuba Corp.	198,700	784,680
	Mitsubishi Chemical Group Corp.	5,100,060	28,618,707
	Mitsubishi Corp.	1,052,400	35,240,616
	Mitsubishi Electric Corp.	1,165,300	12,842,481
	Mitsubishi Estate Co. Ltd.	449,620	5,779,019
	Mitsubishi Gas Chemical Co., Inc.	555,600	8,118,710
	Mitsubishi HC Capital, Inc.	3,620,770	18,480,940
	Mitsubishi Heavy Industries Ltd.	295,500	11,586,543
	Mitsubishi Kakoki Kaisha Ltd.	30,900	522,110
	Mitsubishi Logisnext Co. Ltd.	202,500	1,129,263
	Mitsubishi Logistics Corp.	195,399	4,562,836
	Mitsubishi Materials Corp.	420,120	7,216,305
*	Mitsubishi Motors Corp.	1,919,000	7,393,719
*	Mitsubishi Paper Mills Ltd.	73,400	167,244
	Mitsubishi Pencil Co. Ltd.	67,500	757,193
	Mitsubishi Research Institute, Inc.	33,900	1,318,990
	Mitsubishi Shokuhin Co. Ltd.	76,200	1,836,748
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	565,765
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	8,304,833
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	58,545,575
	Mitsuboshi Belting Ltd.	94,600	2,699,309
	Mitsui & Co. Ltd., Sponsored ADR	13,596	8,028,438
	Mitsui & Co. Ltd.	973,645	28,725,187
	Mitsui Chemicals, Inc.	778,389	18,322,117
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,274,724
*	Mitsui E&S Holdings Co. Ltd.	185,619	577,693
	Mitsui Fudosan Co. Ltd.	576,700	10,809,458
#	Mitsui High-Tec, Inc.	77,400	4,081,494
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	1,506,278
	Mitsui Mining & Smelting Co. Ltd.	372,800	9,931,797
#	Mitsui OSK Lines Ltd.	599,700	14,883,782
	Mitsui-Soko Holdings Co. Ltd.	149,600	4,301,160
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,284,313
	Miura Co. Ltd.	114,100	2,855,159
	Mixi, Inc.	225,600	4,328,310
	Miyaji Engineering Group, Inc.	31,100	863,538
	Miyazaki Bank Ltd.	114,700	2,351,184
#	Miyoshi Oil & Fat Co. Ltd.	42,400	303,418
	Mizuho Financial Group, Inc.	1,743,996	27,242,001
	Mizuho Leasing Co. Ltd.	167,100	4,433,266
	Mizuho Medy Co. Ltd.	13,100	325,723
	Mizuno Corp.	94,821	2,151,442

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Mobile Factory, Inc.	19,700	$143,640
	Mochida Pharmaceutical Co. Ltd.	39,398	1,058,216
	Molitec Steel Co. Ltd.	41,400	94,254
	Monex Group, Inc.	956,200	3,373,246
	Money Partners Group Co. Ltd.	88,500	180,115
	Monogatari Corp.	38,400	1,924,042
#	MonotaRO Co. Ltd.	367,400	5,565,505
#	MORESCO Corp.	35,400	330,899
	Mori-Gumi Co. Ltd.	51,800	119,178
	Morinaga & Co. Ltd.	158,100	4,687,798
	Morinaga Milk Industry Co. Ltd.	234,200	8,663,687
	Moriroku Holdings Co. Ltd.	13,500	184,913
	Morita Holdings Corp.	150,000	1,403,934
	Morito Co. Ltd.	84,800	621,089
	Morningstar Japan KK	76,100	272,361
	Morozoff Ltd.	19,398	503,404
#	Mortgage Service Japan Ltd.	30,200	207,348
	Mory Industries, Inc.	25,200	568,676
	MrMax Holdings Ltd.	131,300	674,061
	MS&AD Insurance Group Holdings, Inc.	321,874	10,323,694
	MTG Co. Ltd.	6,700	83,171
	MTI Ltd.	52,000	206,448
	Mugen Estate Co. Ltd.	70,100	264,436
	m-up Holdings, Inc.	58,900	563,653
	Murata Manufacturing Co. Ltd.	515,520	29,457,062
	Musashi Seimitsu Industry Co. Ltd.	296,600	4,087,545
	Musashino Bank Ltd.	212,200	3,723,976
#	Mutoh Holdings Co. Ltd.	11,700	144,151
	Nabtesco Corp.	156,900	4,593,797
	NAC Co. Ltd.	64,300	475,106
	Nachi-Fujikoshi Corp.	92,100	2,784,675
	Nadex Co. Ltd.	7,600	50,143
	Nafco Co. Ltd.	27,100	339,969
	Nagahori Corp.	3,100	23,920
	Nagano Bank Ltd.	52,300	578,475
	Nagano Keiki Co. Ltd.	61,000	539,827
	Nagase & Co. Ltd.	471,500	7,608,758
	Nagatanien Holdings Co. Ltd.	43,700	684,818
#	Nagawa Co. Ltd.	7,700	473,432
	Nagoya Railroad Co. Ltd.	314,299	5,196,887
	Naigai Tec Corp.	5,100	104,735
	Naigai Trans Line Ltd.	26,700	447,164
	Nakabayashi Co. Ltd.	88,700	332,025
	Nakamoto Packs Co. Ltd.	18,300	223,554
*	Nakamura Choukou Co. Ltd.	3,600	14,066
	Nakamuraya Co. Ltd.	14,400	339,950
	Nakanishi, Inc.	124,200	2,634,974
#	Nakano Corp.	76,100	192,396
	Nakayama Steel Works Ltd.	116,700	885,242
#*	Namura Shipbuilding Co. Ltd.	240,448	744,809
	Nankai Electric Railway Co. Ltd.	218,800	4,754,438
	Nanto Bank Ltd.	142,101	2,947,671
	Narasaki Sangyo Co. Ltd.	13,400	210,709
	Nasu Denki Tekko Co. Ltd.	1,000	58,740
	Natori Co. Ltd.	29,400	469,278
	NEC Capital Solutions Ltd.	60,900	1,160,136
	NEC Corp.	637,280	23,023,400
	NEC Networks & System Integration Corp.	138,800	1,853,594
#	NEOJAPAN, Inc.	8,800	67,141

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NET One Systems Co. Ltd.	323,200	$8,758,711
	Neturen Co. Ltd.	160,700	852,209
	New Art Holdings Co. Ltd.	15,400	189,564
	New Japan Chemical Co. Ltd.	166,800	290,861
	Nexon Co. Ltd.	90,300	2,177,363
	Nextage Co. Ltd.	187,100	4,208,467
*	NexTone, Inc.	17,200	616,212
	NF Holdings Corp.	13,500	97,662
	NGK Insulators Ltd.	591,700	8,189,889
	NGK Spark Plug Co. Ltd.	678,800	13,264,507
	NH Foods Ltd.	300,699	9,027,617
	NHK Spring Co. Ltd.	1,013,237	7,162,126
	Nicca Chemical Co. Ltd.	17,100	107,995
	Nice Corp.	33,700	345,538
#	Nichia Steel Works Ltd.	236,101	474,612
	Nichias Corp.	335,600	6,496,754
	Nichiban Co. Ltd.	41,400	578,747
	Nichicon Corp.	249,100	2,447,079
	Nichiden Corp.	57,600	799,228
	Nichiha Corp.	136,900	2,938,319
	Nichimo Co. Ltd.	4,800	115,496
	Nichirei Corp.	393,099	8,225,765
	Nichireki Co. Ltd.	127,300	1,362,228
	Nichirin Co. Ltd.	57,830	836,175
	Nidec Corp.	182,955	10,139,143
	Nifco, Inc.	280,500	7,280,859
	Nihon Chouzai Co. Ltd.	66,420	600,150
	Nihon Dempa Kogyo Co. Ltd.	51,400	606,010
	Nihon Dengi Co. Ltd.	7,200	176,968
	Nihon Denkei Co. Ltd.	30,300	383,664
	Nihon Flush Co. Ltd.	78,400	559,218
#	Nihon House Holdings Co. Ltd.	212,700	628,664
	Nihon Kagaku Sangyo Co. Ltd.	54,300	418,228
	Nihon Kohden Corp.	192,700	5,062,419
	Nihon M&A Center Holdings, Inc.	666,000	6,808,787
	Nihon Nohyaku Co. Ltd.	198,000	1,089,577
	Nihon Parkerizing Co. Ltd.	296,200	2,186,955
	Nihon Plast Co. Ltd.	93,100	307,549
	Nihon Tokushu Toryo Co. Ltd.	58,000	395,269
	Nihon Trim Co. Ltd.	11,900	268,511
#*	Nihon Yamamura Glass Co. Ltd.	40,900	170,655
#	Niitaka Co. Ltd.	10,200	158,629
	Nikkiso Co. Ltd.	214,300	1,682,473
	Nikko Co. Ltd.	113,400	549,856
	Nikkon Holdings Co. Ltd.	260,400	5,013,663
	Nikon Corp.	823,300	8,128,775
	Nintendo Co. Ltd.	980,000	42,490,612
	Nippi, Inc.	8,500	230,737
	Nippn Corp.	268,400	3,354,592
	Nippon Air Conditioning Services Co. Ltd.	73,400	398,810
	Nippon Aqua Co. Ltd.	33,100	242,440
*	Nippon Avionics Co. Ltd.	1,400	40,450
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	737,742
	Nippon Carbide Industries Co., Inc.	39,800	405,459
	Nippon Carbon Co. Ltd.	43,900	1,495,048
	Nippon Ceramic Co. Ltd.	2,800	52,190
	Nippon Chemical Industrial Co. Ltd.	48,600	714,425
*	Nippon Chemi-Con Corp.	103,000	1,313,387
	Nippon Coke & Engineering Co. Ltd.	892,500	633,686

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Concept Corp.	32,900	$399,360
	Nippon Concrete Industries Co. Ltd.	233,900	402,658
	Nippon Denko Co. Ltd.	632,550	1,889,730
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,048,928
	Nippon Dry-Chemical Co. Ltd.	6,200	71,802
	Nippon Electric Glass Co. Ltd.	360,700	6,698,340
	Nippon Express Holdings, Inc.	222,676	12,922,504
#	Nippon Felt Co. Ltd.	15,100	47,553
#	Nippon Filcon Co. Ltd.	48,800	170,078
	Nippon Fine Chemical Co. Ltd.	53,400	989,069
	Nippon Gas Co. Ltd.	567,300	9,054,862
	Nippon Hume Corp.	106,300	544,023
	Nippon Kayaku Co. Ltd.	381,300	3,540,810
*	Nippon Kinzoku Co. Ltd.	8,400	63,107
	Nippon Kodoshi Corp.	40,100	599,523
	Nippon Koei Co. Ltd.	69,800	1,917,790
	Nippon Light Metal Holdings Co. Ltd.	390,630	4,477,357
#	Nippon Paint Holdings Co. Ltd.	130,000	1,186,832
	Nippon Paper Industries Co. Ltd.	463,602	3,451,542
	Nippon Parking Development Co. Ltd.	959,600	1,909,739
	Nippon Pillar Packing Co. Ltd.	97,200	2,363,517
	Nippon Piston Ring Co. Ltd.	69,700	677,126
	Nippon Rietec Co. Ltd.	13,800	95,376
	Nippon Road Co. Ltd.	16,600	792,396
	Nippon Sanso Holdings Corp.	349,500	5,700,647
	Nippon Seiki Co. Ltd.	457,300	2,948,080
	Nippon Seisen Co. Ltd.	8,300	290,055
	Nippon Sharyo Ltd.	48,699	743,361
*	Nippon Sheet Glass Co. Ltd.	402,200	1,946,905
	Nippon Shinyaku Co. Ltd.	76,800	3,952,598
	Nippon Shokubai Co. Ltd.	98,800	4,182,710
	Nippon Signal Company Ltd.	210,200	1,688,181
	Nippon Soda Co. Ltd.	117,200	3,830,738
	Nippon Steel Corp.	1,353,479	28,172,278
	Nippon Steel Trading Corp.	73,500	5,240,400
	Nippon Telegraph & Telephone Corp.	591,000	17,721,441
	Nippon Thompson Co. Ltd.	311,200	1,426,280
	Nippon Tungsten Co. Ltd.	4,900	99,511
	Nippon Yakin Kogyo Co. Ltd.	66,209	2,294,270
#	Nippon Yusen KK	1,623,690	38,625,720
	Nipro Corp.	832,200	6,680,399
	Nishikawa Rubber Co. Ltd.	800	6,858
	Nishimatsu Construction Co. Ltd.	224,900	7,025,497
#	Nishimatsuya Chain Co. Ltd.	144,900	1,720,665
	Nishimoto Co. Ltd.	18,900	505,002
	Nishi-Nippon Financial Holdings, Inc.	648,014	5,393,734
	Nishi-Nippon Railroad Co. Ltd.	167,000	3,084,078
	Nishio Rent All Co. Ltd.	116,100	2,800,662
	Nissan Chemical Corp.	211,500	9,984,838
	Nissan Motor Co. Ltd.	2,404,500	8,639,222
	Nissan Shatai Co. Ltd.	292,700	2,033,759
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	296,589
	Nissei ASB Machine Co. Ltd.	36,600	1,270,461
	Nissei Plastic Industrial Co. Ltd.	71,100	538,714
	Nissha Co. Ltd.	219,900	3,271,785
	Nisshin Group Holdings Co. Ltd.	166,700	585,490
	Nisshin Oillio Group Ltd.	141,300	3,470,833
	Nisshin Seifun Group, Inc.	352,145	4,410,789
	Nisshinbo Holdings, Inc.	618,541	4,623,545

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissin Corp.	66,600	$1,134,135
	Nissin Electric Co. Ltd.	248,900	2,580,635
	Nissin Foods Holdings Co. Ltd.	43,775	3,422,226
	Nisso Corp.	56,500	257,948
	Nissui Corp.	1,653,600	6,871,081
	Nitori Holdings Co. Ltd.	104,200	13,791,463
	Nitta Corp.	80,200	1,773,393
	Nitta Gelatin, Inc.	53,700	354,182
	NITTAN Corp.	112,600	229,784
	Nittetsu Mining Co. Ltd.	73,602	2,049,617
	Nitto Boseki Co. Ltd.	56,500	890,980
	Nitto Denko Corp.	330,900	21,388,521
	Nitto Fuji Flour Milling Co. Ltd.	3,600	120,983
#	Nitto Kogyo Corp.	118,100	2,210,781
	Nitto Kohki Co. Ltd.	54,400	643,294
	Nitto Seiko Co. Ltd.	147,300	577,497
	Nittoc Construction Co. Ltd.	118,949	846,346
#	Nittoku Co. Ltd.	8,100	165,161
	NJS Co. Ltd.	29,100	488,435
	Noda Corp.	53,100	453,634
	Noevir Holdings Co. Ltd.	41,800	1,840,658
	NOF Corp.	151,100	6,436,436
	Nohmi Bosai Ltd.	81,800	1,084,660
	Nojima Corp.	416,600	4,472,150
	NOK Corp.	400,300	3,801,775
	Nomura Co. Ltd.	32,600	234,560
	Nomura Holdings, Inc.	3,231,998	12,898,355
#	Nomura Holdings, Inc., Sponsored ADR	308,897	1,247,944
	Nomura Micro Science Co. Ltd.	9,400	343,766
	Nomura Real Estate Holdings, Inc.	333,900	7,359,305
	Nomura Research Institute Ltd.	239,085	5,739,851
	Noritake Co. Ltd.	49,200	1,595,129
#	Noritsu Koki Co. Ltd.	111,800	2,024,961
#	Noritz Corp.	153,300	1,772,244
	North Pacific Bank Ltd.	1,308,100	2,838,484
	Nozawa Corp.	30,300	155,114
	NS Solutions Corp.	91,700	2,360,221
	NS Tool Co. Ltd.	65,600	541,381
	NS United Kaiun Kaisha Ltd.	66,600	2,005,762
	NSD Co. Ltd.	172,978	3,107,701
	NSK Ltd.	1,154,347	6,492,465
	NSW, Inc.	34,700	551,689
	NTN Corp.	2,216,700	4,595,365
	NTT Data Corp.	563,200	8,736,006
*	OAK Capital Corp.	194,200	116,611
	Oat Agrio Co. Ltd.	22,400	259,699
#	Obara Group, Inc.	51,800	1,498,809
	Obayashi Corp.	1,412,300	10,954,819
#	OBIC Business Consultants Co. Ltd.	15,400	604,793
	Obic Co. Ltd.	21,600	3,463,056
	Odakyu Electric Railway Co. Ltd.	247,200	3,250,029
#	Odawara Engineering Co. Ltd.	1,300	15,380
#	Oenon Holdings, Inc.	183,600	360,946
	Ogaki Kyoritsu Bank Ltd.	258,000	3,868,554
	Ohara, Inc.	37,400	349,319
#	Ohashi Technica, Inc.	48,100	556,274
#	Ohba Co. Ltd.	19,400	108,446
	Ohsho Food Service Corp.	30,100	1,406,689
#	OIE Sangyo Co. Ltd.	1,200	8,538

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oiles Corp.	88,001	$1,047,401
#*	Oisix ra daichi, Inc.	99,200	1,674,065
	Oita Bank Ltd.	134,500	2,262,797
	Oji Holdings Corp.	3,008,400	12,432,962
	Okabe Co. Ltd.	184,200	1,033,703
	Okada Aiyon Corp.	19,400	238,799
	Okamoto Industries, Inc.	42,300	1,273,048
	Okamoto Machine Tool Works Ltd.	21,199	763,544
	Okamura Corp.	261,600	2,869,350
	Okasan Securities Group, Inc.	786,500	2,543,864
	Oki Electric Industry Co. Ltd.	452,278	2,554,791
	Okinawa Cellular Telephone Co.	74,400	1,800,118
	Okinawa Electric Power Co., Inc.	141,858	1,179,778
	Okinawa Financial Group, Inc.	107,840	2,004,201
	OKUMA Corp.	115,600	4,685,619
	Okumura Corp.	136,800	3,182,533
	Okura Industrial Co. Ltd.	47,600	690,622
	Okuwa Co. Ltd.	149,200	1,056,019
	Olympic Group Corp.	34,400	134,825
	Olympus Corp.	1,027,900	19,324,120
	Omron Corp.	89,900	5,201,666
	Ono Pharmaceutical Co. Ltd.	293,900	6,377,243
	Onoken Co. Ltd.	83,400	1,002,143
	Onward Holdings Co. Ltd.	528,696	1,346,950
	Open House Group Co. Ltd.	217,300	8,220,517
	Optex Group Co. Ltd.	97,860	1,604,362
*	Optim Corp.	64,400	567,941
	Optorun Co. Ltd.	23,500	463,738
	Oracle Corp.	53,200	3,644,563
	Organo Corp.	144,100	3,662,926
	Oricon, Inc.	4,400	30,163
	Orient Corp.	287,180	2,623,941
	Oriental Land Co. Ltd.	16,000	2,665,918
	Oriental Shiraishi Corp.	571,300	1,364,551
#	Origin Co. Ltd.	25,500	253,625
	ORIX Corp.	1,672,600	29,409,293
#	ORIX Corp., Sponsored ADR	8,803	773,960
	Oro Co. Ltd.	27,100	399,610
	Osaka Gas Co. Ltd.	350,100	5,649,523
	Osaka Organic Chemical Industry Ltd.	70,000	1,155,041
	Osaka Soda Co. Ltd.	49,799	1,627,639
	Osaka Steel Co. Ltd.	62,700	600,343
	Osaki Electric Co. Ltd.	300,900	1,246,842
	OSG Corp.	290,600	4,560,937
	Otsuka Corp.	131,700	4,332,869
	Otsuka Holdings Co. Ltd.	171,400	5,498,582
	OUG Holdings, Inc.	3,900	72,761
	Outsourcing, Inc.	439,500	3,415,443
#*	Oxide Corp.	1,200	84,022
	Oyo Corp.	106,400	1,660,215
	Ozu Corp.	5,000	60,917
	Pacific Industrial Co. Ltd.	228,300	1,892,605
	Pacific Metals Co. Ltd.	97,700	1,508,387
	Pack Corp.	57,100	1,141,500
	PAL GROUP Holdings Co. Ltd.	106,100	2,275,431
	PALTAC Corp.	69,958	2,532,973
	Pan Pacific International Holdings Corp.	581,000	10,744,505
	Panasonic Holdings Corp.	3,095,442	28,705,174
#	PAPYLESS Co. Ltd.	16,100	124,721

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Paraca, Inc.	27,500	$401,006
	Paramount Bed Holdings Co. Ltd.	143,600	2,758,032
	Paris Miki Holdings, Inc.	114,600	241,030
*	Park24 Co. Ltd.	340,400	5,773,430
	Parker Corp.	6,000	24,685
#	Pasco Corp.	4,700	51,016
	Pasona Group, Inc.	107,000	1,726,395
	PC Depot Corp.	132,640	295,529
#	PCA Corp.	17,000	169,803
	PCI Holdings, Inc.	16,800	133,793
	Pegasus Sewing Machine Manufacturing Co. Ltd.	104,500	541,609
	Penta-Ocean Construction Co. Ltd.	1,743,000	8,693,339
	People Dreams & Technologies Group Co. Ltd.	17,800	197,532
*	PeptiDream, Inc.	253,600	3,959,556
	Persol Holdings Co. Ltd.	245,500	5,382,713
*	PIA Corp.	500	12,911
	Pickles Holdings Co. Ltd.	51,000	475,778
	Pigeon Corp.	359,900	5,719,838
	Pilot Corp.	85,700	3,058,819
	Piolax, Inc.	133,600	1,827,670
	Plus Alpha Consulting Co. Ltd.	2,500	54,187
	Pola Orbis Holdings, Inc.	75,800	1,093,621
#	Pole To Win Holdings, Inc.	124,900	841,338
	Poppins Corp.	10,500	162,912
*	PR Times, Inc.	9,600	135,399
	Premium Group Co. Ltd.	150,000	1,851,201
#	Premium Water Holdings, Inc.	4,000	73,938
	Press Kogyo Co. Ltd.	476,300	1,654,782
#	Pressance Corp.	111,800	1,430,417
	Prestige International, Inc.	304,700	1,699,737
	Prima Meat Packers Ltd.	186,099	3,157,015
	Procrea Holdings, Inc.	135,573	2,426,993
	Pronexus, Inc.	38,100	285,862
#	Pro-Ship, Inc.	17,500	201,704
	Proto Corp.	89,500	876,689
	PS Mitsubishi Construction Co. Ltd.	173,800	848,693
	Punch Industry Co. Ltd.	98,100	350,043
	QB Net Holdings Co. Ltd.	46,300	532,072
	Qol Holdings Co. Ltd.	182,000	1,645,098
	Quick Co. Ltd.	43,100	676,611
#	Raccoon Holdings, Inc.	46,800	425,953
	Raito Kogyo Co. Ltd.	231,700	3,438,605
	Raiznext Corp.	142,400	1,447,858
	Rakus Co. Ltd.	247,000	3,385,028
*	Rakuten Group, Inc.	572,300	2,917,840
*	RaQualia Pharma, Inc.	2,500	19,641
	Rasa Corp.	34,900	332,081
	Rasa Industries Ltd.	46,399	699,892
	Raysum Co. Ltd.	12,479	131,888
	Recruit Holdings Co. Ltd.	1,059,000	34,057,716
	Relia, Inc.	124,200	1,400,726
	Relo Group, Inc.	297,800	5,046,639
	Renaissance, Inc.	3,200	22,619
*	Renesas Electronics Corp.	926,800	9,533,158
	Rengo Co. Ltd.	1,050,310	7,413,090
*	RENOVA, Inc.	63,500	1,105,202
	Resol Holdings Co. Ltd.	300	11,024
	Resona Holdings, Inc.	2,073,848	11,476,103
	Resonac Holdings Corp.	814,200	13,915,153

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resorttrust, Inc.	303,500	$5,545,760
	Restar Holdings Corp.	101,700	1,725,284
	Retail Partners Co. Ltd.	25,600	269,637
	Rheon Automatic Machinery Co. Ltd.	64,200	538,001
	Rhythm Co. Ltd.	28,700	369,096
#	Riberesute Corp.	34,000	200,209
#	Ricoh Co. Ltd.	1,093,319	8,487,016
	Ricoh Leasing Co. Ltd.	77,500	2,315,476
#	Ride On Express Holdings Co. Ltd.	53,500	444,504
*	Right On Co. Ltd.	73,600	331,108
	Riken Corp.	48,103	898,858
	Riken Keiki Co. Ltd.	46,500	1,658,736
	Riken Technos Corp.	208,600	850,823
	Riken Vitamin Co. Ltd.	65,400	969,515
	Rinnai Corp.	65,600	5,177,807
	Rion Co. Ltd.	33,300	478,701
	Riso Kagaku Corp.	31,158	519,864
	Riso Kyoiku Co. Ltd.	519,650	1,460,347
#	Rix Corp.	6,200	108,717
	Rock Field Co. Ltd.	51,400	630,079
	Rohm Co. Ltd.	95,300	7,636,530
	Rohto Pharmaceutical Co. Ltd.	502,600	9,273,684
#	Rokko Butter Co. Ltd.	63,900	650,073
	Roland Corp.	48,200	1,439,144
	Roland DG Corp.	71,200	1,593,512
	Rorze Corp.	52,700	4,050,912
	Round One Corp.	364,500	1,343,035
	Ryobi Ltd.	125,567	1,222,291
	Ryoden Corp.	75,000	1,014,440
	Ryohin Keikaku Co. Ltd.	893,850	9,911,136
	Ryosan Co. Ltd.	96,900	2,195,951
	S Foods, Inc.	65,000	1,485,688
#	S LINE Co. Ltd.	10,600	65,860
	S&B Foods, Inc.	5,300	143,769
#	Sac's Bar Holdings, Inc.	78,500	448,156
	Sagami Rubber Industries Co. Ltd.	28,000	157,210
	Saibu Gas Holdings Co. Ltd.	80,100	1,132,359
	Sakai Chemical Industry Co. Ltd.	63,800	896,529
	Sakai Heavy Industries Ltd.	20,300	562,386
	Sakai Moving Service Co. Ltd.	55,900	1,933,064
	Sakata INX Corp.	195,100	1,644,060
	Sakura Internet, Inc.	79,400	311,336
#	Sala Corp.	266,500	1,546,610
	SAMTY Co. Ltd.	135,200	2,135,367
	San Holdings, Inc.	41,500	601,252
	San ju San Financial Group, Inc.	100,017	1,284,713
	San-A Co. Ltd.	72,800	2,343,174
	San-Ai Obbli Co. Ltd.	285,400	2,969,368
#*	Sanden Corp.	23,100	39,544
	Sanei Architecture Planning Co. Ltd.	57,700	662,486
	Sangetsu Corp.	174,800	3,071,781
	San-In Godo Bank Ltd.	740,700	4,607,227
	Sanken Electric Co. Ltd.	112,800	6,405,686
	Sanki Engineering Co. Ltd.	201,200	2,415,836
	Sanko Gosei Ltd.	119,800	488,245
	Sanko Metal Industrial Co. Ltd.	11,300	325,438
	Sankyo Co. Ltd.	188,150	7,599,683
	Sankyo Frontier Co. Ltd.	14,100	370,666
	Sankyo Seiko Co. Ltd.	173,400	639,345

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Tateyama, Inc.	172,200	$893,572
	Sankyu, Inc.	253,600	9,964,390
	Sanoh Industrial Co. Ltd.	149,800	743,598
	Sansei Landic Co. Ltd.	35,100	219,761
	Sansei Technologies, Inc.	44,700	278,816
	Sansha Electric Manufacturing Co. Ltd.	48,400	345,161
	Sanshin Electronics Co. Ltd.	74,000	1,439,945
	Santen Pharmaceutical Co. Ltd.	662,400	5,163,905
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	4,100	37,833
	Sanwa Holdings Corp.	829,300	8,779,314
	Sanyo Chemical Industries Ltd.	59,500	1,940,179
	Sanyo Denki Co. Ltd.	49,000	2,375,400
	Sanyo Electric Railway Co. Ltd.	48,500	812,986
	Sanyo Engineering & Construction, Inc.	32,400	154,559
	Sanyo Industries Ltd.	1,500	20,999
*	Sanyo Shokai Ltd.	52,799	575,719
	Sanyo Special Steel Co. Ltd.	100,100	1,920,562
	Sanyo Trading Co. Ltd.	114,400	1,000,113
	Sapporo Holdings Ltd.	306,200	7,477,731
	Sata Construction Co. Ltd.	46,000	169,563
	Sato Holdings Corp.	139,700	2,277,171
	Sato Shoji Corp.	47,400	484,003
	Satori Electric Co. Ltd.	61,500	659,038
	Sawai Group Holdings Co. Ltd.	198,100	6,129,166
	Saxa Holdings, Inc.	21,600	200,150
	SB Technology Corp.	55,400	837,142
	SBI Holdings, Inc.	470,180	9,967,483
*	SBI Insurance Group Co. Ltd.	2,700	21,673
	SBI Shinsei Bank Ltd.	40,600	748,839
	SBS Holdings, Inc.	113,200	2,584,899
#	Scala, Inc.	58,200	325,889
#	SCREEN Holdings Co. Ltd.	114,500	8,532,185
	Scroll Corp.	141,300	791,678
	SCSK Corp.	201,677	3,284,797
	SE Corp.	36,600	92,066
#	SEC Carbon Ltd.	2,800	153,006
	Secom Co. Ltd.	88,200	5,254,582
#	Seed Co. Ltd.	37,500	149,164
	Sega Sammy Holdings, Inc.	145,912	2,310,445
	Seibu Holdings, Inc.	394,100	4,420,862
	Seika Corp.	44,100	548,322
	Seikagaku Corp.	182,300	1,165,167
	Seikitokyu Kogyo Co. Ltd.	159,999	997,935
	Seiko Electric Co. Ltd.	23,300	174,586
	Seiko Epson Corp.	913,000	14,158,801
	Seiko Group Corp.	145,600	3,287,188
	Seiko PMC Corp.	63,700	275,223
	Seino Holdings Co. Ltd.	468,100	4,674,904
#	Seiren Co. Ltd.	184,200	3,382,946
	Sekisui Chemical Co. Ltd.	973,300	13,634,264
#	Sekisui House Ltd.	975,200	18,430,558
	Sekisui Jushi Corp.	94,200	1,429,745
	Sekisui Kasei Co. Ltd.	189,800	568,677
#	SEMITEC Corp.	7,500	519,245
	Senko Group Holdings Co. Ltd.	625,100	4,835,054
	Senshu Electric Co. Ltd.	66,400	1,769,756
	Senshu Ikeda Holdings, Inc.	1,136,660	2,242,474
#*	Senshukai Co. Ltd.	142,300	433,925
	SERAKU Co. Ltd.	20,400	228,644

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seria Co. Ltd.	186,700	$4,102,759
	Seven & I Holdings Co. Ltd.	970,552	45,822,572
	Seven Bank Ltd.	2,860,900	5,879,034
	SG Holdings Co. Ltd.	449,200	6,931,748
#	Sharp Corp.	711,198	5,911,525
#	Shibaura Electronics Co. Ltd.	42,300	1,696,392
	Shibaura Machine Co. Ltd.	107,100	2,346,440
	Shibaura Mechatronics Corp.	24,500	2,060,660
	Shibusawa Warehouse Co. Ltd.	37,500	603,906
	Shibuya Corp.	78,200	1,524,931
	Shidax Corp.	93,800	473,615
*	SHIFT, Inc.	30,400	5,673,721
	Shiga Bank Ltd.	205,636	4,280,268
	Shikibo Ltd.	89,500	666,171
	Shikoku Bank Ltd.	174,900	1,340,328
	Shikoku Electric Power Co., Inc.	322,100	1,862,287
	Shikoku Kasei Holdings Corp.	129,700	1,275,566
	Shima Seiki Manufacturing Ltd.	116,200	1,760,301
	Shimadzu Corp.	258,800	7,953,198
	Shimamura Co. Ltd.	71,446	6,709,542
	Shimano, Inc.	52,007	9,274,689
	Shimizu Bank Ltd.	157,400	1,876,812
	Shimizu Corp.	1,363,500	7,643,364
#	Shimojima Co. Ltd.	13,800	101,377
	Shin Maint Holdings Co. Ltd.	1,300	14,556
	Shin Nippon Air Technologies Co. Ltd.	52,200	778,950
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,866,851
	Shinagawa Refractories Co. Ltd.	29,900	950,588
#	Shindengen Electric Manufacturing Co. Ltd.	38,600	1,002,527
	Shin-Etsu Chemical Co. Ltd.	334,700	49,342,482
	Shin-Etsu Polymer Co. Ltd.	197,700	1,968,642
	Shinko Electric Industries Co. Ltd.	175,800	4,946,310
	Shinko Shoji Co. Ltd.	152,200	1,549,345
	Shinmaywa Industries Ltd.	300,900	2,502,667
	Shinnihon Corp.	150,500	959,622
#	Shinnihonseiyaku Co. Ltd.	31,500	353,649
	Shinsho Corp.	26,500	1,164,991
#	Shinwa Co. Ltd.	33,700	549,709
	Shinwa Co. Ltd.	27,300	169,084
	Shionogi & Co. Ltd.	65,500	3,121,369
	Ship Healthcare Holdings, Inc.	417,300	8,102,806
	Shiseido Co. Ltd.	96,800	5,031,276
#	Shizuki Electric Co., Inc.	70,300	256,677
	Shizuoka Financial Group, Inc.	1,061,730	8,994,588
	Shizuoka Gas Co. Ltd.	249,100	2,183,983
	SHO-BOND Holdings Co. Ltd.	33,100	1,412,249
	Shoei Co. Ltd.	100,200	3,858,261
	Shoei Foods Corp.	38,900	1,243,556
	Shofu, Inc.	45,300	812,499
	Showa Sangyo Co. Ltd.	87,700	1,710,949
	Showa Shinku Co. Ltd.	17,400	191,613
	Sigma Koki Co. Ltd.	23,700	280,774
	SIGMAXYZ Holdings, Inc.	142,200	1,513,644
	Siix Corp.	155,184	1,677,118
*	Silver Life Co. Ltd.	10,700	137,759
	Simplex Holdings, Inc.	2,500	43,918
	Sinanen Holdings Co. Ltd.	32,700	965,188
	Sinfonia Technology Co. Ltd.	111,500	1,347,142
	Sinko Industries Ltd.	86,700	1,045,655

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sintokogio Ltd.	211,600	$1,175,824
	SK-Electronics Co. Ltd.	51,400	476,102
	SKY Perfect JSAT Holdings, Inc.	802,800	3,099,061
#*	Skylark Holdings Co. Ltd.	712,800	8,482,943
#*	Smaregi, Inc.	22,100	396,421
	SMC Corp.	11,300	5,739,389
	SMK Corp.	25,099	453,654
	SMS Co. Ltd.	276,700	7,278,458
#	Snow Peak, Inc.	112,700	1,872,069
	SNT Corp.	72,000	136,451
	Soda Nikka Co. Ltd.	70,300	404,040
	Sodick Co. Ltd.	270,100	1,571,515
	Soft99 Corp.	11,800	105,850
	Softbank Corp.	1,933,500	22,123,287
	SoftBank Group Corp.	760,263	35,992,394
	Softcreate Holdings Corp.	31,500	802,129
#	Software Service, Inc.	9,100	617,114
	Sohgo Security Services Co. Ltd.	228,500	6,291,035
	Sojitz Corp.	596,219	11,820,822
	Soken Chemical & Engineering Co. Ltd.	30,200	405,496
	Solasto Corp.	220,800	1,163,247
	Soliton Systems KK	44,900	397,438
	Solxyz Co. Ltd.	19,900	54,110
	Sompo Holdings, Inc.	380,100	16,362,882
	Sony Group Corp.	1,141,000	101,950,101
	Sony Group Corp., Sponsored ADR	344,389	30,809,040
	Sotetsu Holdings, Inc.	164,400	2,810,554
	Sotoh Co. Ltd.	11,700	73,825
	Space Co. Ltd.	63,460	459,600
	Sparx Group Co. Ltd.	114,639	1,604,935
	SPK Corp.	30,800	349,058
	S-Pool, Inc.	194,900	1,164,307
#	Sprix, Inc.	23,700	163,776
	Square Enix Holdings Co. Ltd.	91,100	4,308,233
	SRA Holdings	58,400	1,403,842
#*	SRE Holdings Corp.	22,300	709,013
	ST Corp.	28,400	343,485
	St. Marc Holdings Co. Ltd.	87,200	1,174,783
	Stanley Electric Co. Ltd.	388,400	8,358,852
	Star Mica Holdings Co. Ltd.	110,600	575,631
	Star Micronics Co. Ltd.	130,300	1,700,026
	Starts Corp., Inc.	234,300	4,659,178
	Starzen Co. Ltd.	71,198	1,166,176
	St-Care Holding Corp.	79,400	506,704
	Stella Chemifa Corp.	55,300	1,102,579
	Step Co. Ltd.	29,100	404,364
	Strike Co. Ltd.	33,000	1,069,198
#	Studio Alice Co. Ltd.	58,100	954,885
	Subaru Corp.	1,053,500	17,310,728
#	Subaru Enterprise Co. Ltd.	7,000	483,167
	Sugi Holdings Co. Ltd.	122,200	5,341,132
	Sugimoto & Co. Ltd.	42,100	651,784
	SUMCO Corp.	953,060	14,121,267
	Sumida Corp.	175,200	1,951,393
	Suminoe Textile Co. Ltd.	25,400	367,028
#	Sumiseki Holdings, Inc.	277,800	901,341
	Sumitomo Bakelite Co. Ltd.	119,200	3,884,014
	Sumitomo Chemical Co. Ltd.	3,415,752	13,111,813
	Sumitomo Corp.	920,100	16,515,730

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Densetsu Co. Ltd.	73,400	$1,341,373
	Sumitomo Electric Industries Ltd.	1,523,600	18,307,822
	Sumitomo Forestry Co. Ltd.	829,800	15,515,185
#	Sumitomo Heavy Industries Ltd.	453,896	10,093,401
	Sumitomo Metal Mining Co. Ltd.	631,100	25,624,697
	Sumitomo Mitsui Construction Co. Ltd.	913,680	2,955,208
	Sumitomo Mitsui Financial Group, Inc.	950,470	41,308,436
	Sumitomo Mitsui Trust Holdings, Inc.	513,073	18,690,549
	Sumitomo Osaka Cement Co. Ltd.	180,699	4,754,652
	Sumitomo Pharma Co. Ltd.	534,800	3,760,106
	Sumitomo Realty & Development Co. Ltd.	415,000	10,116,508
	Sumitomo Riko Co. Ltd.	221,700	1,089,946
	Sumitomo Rubber Industries Ltd.	924,363	8,206,281
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,712,724
	Sumitomo Warehouse Co. Ltd.	291,900	4,494,385
	Sun Frontier Fudousan Co. Ltd.	169,200	1,458,556
	Suncall Corp.	71,300	365,338
	Sundrug Co. Ltd.	259,300	7,336,455
	Suntory Beverage & Food Ltd.	172,800	5,835,066
	Sun-Wa Technos Corp.	56,200	805,376
*	SuRaLa Net Co. Ltd.	18,300	125,036
	Suruga Bank Ltd.	627,300	2,047,434
	Suzuken Co. Ltd.	216,720	5,707,992
	Suzuki Co. Ltd.	62,300	463,750
	Suzuki Motor Corp.	315,700	11,836,283
	SWCC Showa Holdings Co. Ltd.	365,300	5,154,656
	Sysmex Corp.	209,200	13,887,754
	System Information Co. Ltd.	21,700	141,473
	System Research Co. Ltd.	2,900	49,174
	System Support, Inc.	16,000	200,106
	Systems Engineering Consultants Co. Ltd.	2,100	54,709
	Systena Corp.	1,209,200	3,881,762
	Syuppin Co. Ltd.	78,300	662,497
	T Hasegawa Co. Ltd.	127,292	3,116,189
	T RAD Co. Ltd.	29,100	608,320
	T&D Holdings, Inc.	897,610	14,367,368
#	T&K Toka Co. Ltd.	77,700	755,381
	Tachibana Eletech Co. Ltd.	79,580	1,121,411
	Tachikawa Corp.	51,900	489,208
	Tachi-S Co. Ltd.	142,300	1,313,027
#	Tacmina Corp.	900	8,380
	Tadano Ltd.	513,221	3,810,526
	Taihei Dengyo Kaisha Ltd.	75,200	2,014,874
	Taiheiyo Cement Corp.	520,736	8,974,060
#	Taiheiyo Kouhatsu, Inc.	33,499	237,450
	Taiho Kogyo Co. Ltd.	147,600	754,355
	Taikisha Ltd.	92,400	2,534,148
	Taiko Bank Ltd.	23,200	225,260
	Taisei Corp.	274,580	9,479,035
	Taisei Lamick Co. Ltd.	22,900	515,073
	Taisho Pharmaceutical Holdings Co. Ltd.	117,500	4,942,717
	Taiyo Holdings Co. Ltd.	118,800	2,191,583
	Taiyo Yuden Co. Ltd.	298,300	10,131,913
#	Takachiho Koheki Co. Ltd.	17,200	310,960
	Takamatsu Construction Group Co. Ltd.	66,700	1,021,219
	Takamatsu Machinery Co. Ltd.	1,900	8,042
	Takamiya Co. Ltd.	126,700	364,444
	Takano Co. Ltd.	37,300	194,162
	Takaoka Toko Co. Ltd.	63,274	1,027,901

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara & Co. Ltd.	25,600	$418,560
	Takara Bio, Inc.	127,100	1,682,558
	Takara Holdings, Inc.	539,000	4,379,984
	Takara Standard Co. Ltd.	162,648	1,775,009
	Takasago International Corp.	63,300	1,255,319
	Takasago Thermal Engineering Co. Ltd.	182,300	2,643,618
	Takashima & Co. Ltd.	17,900	410,287
	Takashimaya Co. Ltd.	643,500	8,990,529
#	Takasho Co. Ltd.	24,700	131,477
*	Take & Give Needs Co. Ltd.	4,600	45,715
#	TAKEBISHI Corp.	34,600	425,351
	Takeda Pharmaceutical Co. Ltd.	914,063	28,735,735
	Takemoto Yohki Co. Ltd.	48,800	281,066
	Takeuchi Manufacturing Co. Ltd.	171,600	3,797,927
	Takihyo Co. Ltd.	4,000	27,718
	Takisawa Machine Tool Co. Ltd.	33,900	294,931
	Takuma Co. Ltd.	222,900	2,207,956
	Tama Home Co. Ltd.	102,200	2,508,696
	Tamron Co. Ltd.	76,600	1,856,950
	Tamura Corp.	302,900	1,726,985
	Tanabe Consulting Group Co. Ltd.	2,000	9,914
	Tanabe Engineering Corp.	22,500	161,197
#*	Tanaka Chemical Corp.	13,900	172,194
#	Tanseisha Co. Ltd.	116,249	645,522
#	Taoka Chemical Co. Ltd.	6,500	39,994
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	1,200,229
	Tayca Corp.	73,000	682,344
	Tazmo Co. Ltd.	10,800	158,405
#	Tbk Co. Ltd.	99,000	191,456
	TBS Holdings, Inc.	124,100	1,448,795
	TDC Soft, Inc.	48,700	603,696
	TDK Corp., Sponsored ADR	138,793	4,884,126
	TDK Corp.	1,115,600	39,856,215
	Tear Corp.	41,400	134,363
	TechMatrix Corp.	128,000	1,752,307
	TECHNO ASSOCIE Co. Ltd.	4,200	39,894
	Techno Horizon Co. Ltd.	32,800	111,816
	Techno Medica Co. Ltd.	5,200	69,640
	Techno Ryowa Ltd.	23,570	161,612
	Techno Smart Corp.	32,100	319,536
	TechnoPro Holdings, Inc.	373,200	11,619,644
	Tecnos Japan, Inc.	13,500	50,462
	Teijin Ltd.	1,164,050	11,952,847
	Teikoku Electric Manufacturing Co. Ltd.	56,900	1,070,386
	Teikoku Sen-I Co. Ltd.	79,900	957,001
	Teikoku Tsushin Kogyo Co. Ltd.	40,400	456,057
	Tekken Corp.	60,299	849,387
	Temairazu, Inc.	2,700	107,015
	Tenma Corp.	77,100	1,316,466
	Tenpo Innovation Co. Ltd.	1,600	13,545
	Terilogy Holdings	2,600	6,092
	Terumo Corp.	188,500	5,487,302
	Tess Holdings Co. Ltd.	1,700	15,544
#	T-Gaia Corp.	92,300	1,179,148
	THK Co. Ltd.	205,700	4,365,434
	Tigers Polymer Corp.	46,700	146,890
	TIS, Inc.	470,600	13,569,916
	TKC Corp.	88,800	2,530,280
	Toa Corp.	103,400	616,962

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toa Corp.	69,600	$1,348,308
	TOA ROAD Corp.	21,600	1,019,842
	Toagosei Co. Ltd.	510,050	4,628,672
	Tobishima Corp.	105,340	850,586
	Tobu Railway Co. Ltd.	157,300	3,690,745
	TOC Co. Ltd.	179,900	942,844
	Tocalo Co. Ltd.	379,400	3,634,441
	Tochigi Bank Ltd.	686,201	1,621,925
	Toda Corp.	881,500	4,808,127
*	Toda Kogyo Corp.	11,900	235,910
#	Toei Animation Co. Ltd.	24,200	2,412,345
	Toei Co. Ltd.	13,200	1,745,169
#	Toell Co. Ltd.	28,000	162,632
	Toenec Corp.	36,500	970,055
	Togami Electric Manufacturing Co. Ltd.	11,600	157,966
	Toho Bank Ltd.	1,256,100	2,331,653
	Toho Chemical Industry Co. Ltd.	23,000	88,058
	Toho Co. Ltd.	36,200	1,336,991
#	Toho Co. Ltd.	42,100	524,266
	Toho Gas Co. Ltd.	124,600	2,443,621
	Toho Holdings Co. Ltd.	264,500	4,319,892
#	Toho Titanium Co. Ltd.	188,100	3,510,470
	Toho Zinc Co. Ltd.	65,100	1,092,628
	Tohoku Bank Ltd.	88,200	698,162
	Tohoku Electric Power Co., Inc.	810,200	4,357,666
	Tohoku Steel Co. Ltd.	7,300	101,908
	Tohokushinsha Film Corp.	12,200	62,551
	Tokai Carbon Co. Ltd.	720,500	6,216,216
	Tokai Corp.	102,800	1,546,937
	TOKAI Holdings Corp.	522,900	3,488,056
	Tokai Lease Co. Ltd.	4,000	43,216
	Tokai Rika Co. Ltd.	304,800	3,537,994
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,903,920
	Token Corp.	37,370	2,259,993
	Tokio Marine Holdings, Inc.	770,736	16,142,837
#	Tokio Marine Holdings, Inc., ADR	177,512	3,713,551
	Tokushu Tokai Paper Co. Ltd.	42,138	944,202
	Tokuyama Corp.	394,800	5,775,799
	Tokyo Century Corp.	169,030	5,943,290
*	Tokyo Electric Power Co. Holdings, Inc.	2,101,212	7,868,597
	Tokyo Electron Device Ltd.	36,400	2,137,992
	Tokyo Electron Ltd.	132,700	46,381,855
	Tokyo Energy & Systems, Inc.	107,000	782,031
	Tokyo Gas Co. Ltd.	346,700	7,259,792
	Tokyo Individualized Educational Institute, Inc.	33,000	137,907
	Tokyo Keiki, Inc.	66,299	667,292
	Tokyo Kiraboshi Financial Group, Inc.	142,074	3,212,100
	Tokyo Ohka Kogyo Co. Ltd.	82,400	4,061,205
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	72,187
	Tokyo Radiator Manufacturing Co. Ltd.	5,100	29,154
#	Tokyo Rakutenchi Co. Ltd.	11,800	378,855
	Tokyo Rope Manufacturing Co. Ltd.	27,199	219,114
#	Tokyo Sangyo Co. Ltd.	86,400	514,437
	Tokyo Seimitsu Co. Ltd.	156,100	5,374,501
#	Tokyo Steel Manufacturing Co. Ltd.	289,000	3,144,415
	Tokyo Tatemono Co. Ltd.	715,900	8,875,376
	Tokyo Tekko Co. Ltd.	41,800	545,583
#	Tokyo Theatres Co., Inc.	38,800	335,332
	Tokyotokeiba Co. Ltd.	62,300	1,857,207

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyu Construction Co. Ltd.	479,280	$2,439,309
	Tokyu Corp.	497,110	6,392,523
	Tokyu Fudosan Holdings Corp.	2,101,694	10,664,482
	Toli Corp.	201,200	353,339
	Tomato Bank Ltd.	25,300	206,786
	Tomen Devices Corp.	12,600	593,447
	Tomoe Corp.	132,700	424,241
	Tomoe Engineering Co. Ltd.	34,500	656,073
	Tomoku Co. Ltd.	52,600	682,515
	TOMONY Holdings, Inc.	1,309,700	4,022,627
	Tomy Co. Ltd.	544,100	5,369,883
	Tonami Holdings Co. Ltd.	26,500	750,457
	Topcon Corp.	506,900	6,605,686
	Toppan, Inc.	437,220	7,044,564
	Topre Corp.	184,600	1,800,767
	Topy Industries Ltd.	95,700	1,234,111
	Toray Industries, Inc.	3,486,700	21,422,452
	Torex Semiconductor Ltd.	24,000	502,397
#	Toridoll Holdings Corp.	200,000	4,338,582
#	Torigoe Co. Ltd.	63,900	288,663
	Torii Pharmaceutical Co. Ltd.	76,300	1,828,236
	Torishima Pump Manufacturing Co. Ltd.	90,400	1,057,909
	Tosei Corp.	174,200	1,988,807
	Toshiba Corp.	182,900	6,282,002
	Toshiba TEC Corp.	137,400	3,909,870
	Tosoh Corp.	993,513	12,998,538
	Totech Corp.	29,200	820,296
	Totetsu Kogyo Co. Ltd.	104,200	2,153,940
	TOTO Ltd.	119,300	4,636,343
	Tottori Bank Ltd.	37,800	357,779
	Toukei Computer Co. Ltd.	7,100	294,590
#	Tow Co. Ltd.	149,900	338,572
	Towa Bank Ltd.	201,000	961,545
	Towa Corp.	101,400	1,511,225
	Towa Pharmaceutical Co. Ltd.	151,800	2,396,688
	Toyo Construction Co. Ltd.	522,600	3,433,981
	Toyo Corp.	103,200	1,066,103
	Toyo Denki Seizo KK	33,200	224,119
*	Toyo Engineering Corp.	159,815	754,773
#	Toyo Gosei Co. Ltd.	27,500	1,962,827
	Toyo Ink SC Holdings Co. Ltd.	177,000	2,542,377
	Toyo Kanetsu KK	36,600	753,836
	Toyo Machinery & Metal Co. Ltd.	68,300	294,686
	Toyo Securities Co. Ltd.	337,500	719,009
	Toyo Seikan Group Holdings Ltd.	438,400	5,690,815
	Toyo Suisan Kaisha Ltd.	59,400	2,454,456
	Toyo Tanso Co. Ltd.	72,600	2,318,696
	Toyo Tire Corp.	690,100	8,255,986
	Toyo Wharf & Warehouse Co. Ltd.	27,600	280,813
	Toyobo Co. Ltd.	517,278	4,117,902
	Toyoda Gosei Co. Ltd.	276,500	4,591,025
	Toyota Boshoku Corp.	385,300	5,714,723
	Toyota Industries Corp.	98,600	6,002,040
#	Toyota Motor Corp., Sponsored ADR	193,737	28,500,650
	Toyota Motor Corp.	7,546,470	110,825,290
	Toyota Tsusho Corp.	496,546	21,024,825
	TPR Co. Ltd.	121,541	1,232,413
	Traders Holdings Co. Ltd.	57,919	186,585
	Trancom Co. Ltd.	44,000	2,521,081

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Trans Genic, Inc.	15,000	$39,682
	Transaction Co. Ltd.	49,900	595,430
	Transcosmos, Inc.	65,900	1,720,376
	TRE Holdings Corp.	78,312	882,462
	Trend Micro, Inc., Sponsored ADR	3,540	172,079
*	Trend Micro, Inc.	192,500	9,531,449
	Trenders, Inc.	1,900	27,261
#	Tri Chemical Laboratories, Inc.	59,100	1,073,210
	Trinity Industrial Corp.	7,900	40,362
	Trusco Nakayama Corp.	156,022	2,556,147
	TS Tech Co. Ltd.	429,000	5,343,923
	TSI Holdings Co. Ltd.	278,490	1,124,064
	Tsubaki Nakashima Co. Ltd.	221,900	1,946,201
	Tsubakimoto Chain Co.	134,700	3,224,540
	Tsubakimoto Kogyo Co. Ltd.	17,400	552,825
	Tsugami Corp.	319,600	3,538,083
	Tsukada Global Holdings, Inc.	83,700	244,740
	Tsukishima Kikai Co. Ltd.	121,400	939,651
#	Tsukuba Bank Ltd.	548,500	1,035,649
	Tsumura & Co.	134,900	2,884,440
	Tsuruha Holdings, Inc.	145,500	10,712,809
	Tsurumi Manufacturing Co. Ltd.	76,800	1,185,646
	Tsutsumi Jewelry Co. Ltd.	43,300	638,862
	Tsuzuki Denki Co. Ltd.	21,500	219,646
	TV Asahi Holdings Corp.	123,200	1,274,998
	Tv Tokyo Holdings Corp.	31,600	477,146
	TYK Corp.	105,800	233,955
	UACJ Corp.	213,814	4,014,663
	UBE Corp.	610,665	9,578,501
	Ubicom Holdings, Inc.	18,200	323,341
	Uchida Yoko Co. Ltd.	40,200	1,460,577
	ULS Group, Inc.	6,300	183,599
	Ultrafabrics Holdings Co. Ltd.	6,600	188,311
	Ulvac, Inc.	118,800	5,557,697
#	Unicharm Corp.	205,400	7,835,113
	Union Tool Co.	22,900	604,200
	Unipres Corp.	189,941	1,136,069
	United Arrows Ltd.	5,200	70,221
#	United Super Markets Holdings, Inc.	273,200	2,385,805
#	UNITED, Inc.	39,800	379,601
*	Unitika Ltd.	302,474	570,520
*	Universal Entertainment Corp.	109,300	2,077,800
	Urbanet Corp. Co. Ltd.	136,400	322,023
	Usen-Next Holdings Co. Ltd.	62,100	1,054,730
	User Local, Inc.	7,700	74,590
	Ushio, Inc.	448,700	6,014,621
	USS Co. Ltd.	318,400	5,237,095
	UT Group Co. Ltd.	112,000	2,281,415
	V Technology Co. Ltd.	46,600	965,263
	Valor Holdings Co. Ltd.	227,200	3,274,177
	Valqua Ltd.	78,700	1,941,187
	Valtes Co. Ltd.	3,600	81,879
	Value HR Co. Ltd.	66,800	889,390
	ValueCommerce Co. Ltd.	74,800	1,026,279
	Valuence Holdings, Inc.	3,400	53,557
#	V-Cube, Inc.	82,500	467,404
	Vector, Inc.	115,700	1,142,401
	Vertex Corp.	106,680	1,124,696
*	Village Vanguard Co. Ltd.	21,700	173,619

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	VINX Corp.	22,300	$255,784
*	Vision, Inc.	2,600	29,081
*	Visional, Inc.	10,800	782,552
	Vital KSK Holdings, Inc.	245,085	1,579,445
	VT Holdings Co. Ltd.	597,400	2,299,903
	Wacoal Holdings Corp.	218,900	4,115,454
	Wacom Co. Ltd.	370,800	1,831,231
	Wakachiku Construction Co. Ltd.	62,000	1,448,546
*	Wakamoto Pharmaceutical Co. Ltd.	9,000	15,402
	Wakita & Co. Ltd.	204,800	1,910,318
	Warabeya Nichiyo Holdings Co. Ltd.	89,700	1,360,576
#	Waseda Academy Co. Ltd.	13,000	114,426
	Watahan & Co. Ltd.	93,500	1,012,932
	Watts Co. Ltd.	35,100	186,143
	Wavelock Holdings Co. Ltd.	19,300	93,336
	WDB Holdings Co. Ltd.	35,600	589,099
	Weathernews, Inc.	12,500	680,778
	Welbe, Inc.	38,700	200,655
	Welcia Holdings Co. Ltd.	170,088	3,801,579
	Wellneo Sugar Co. Ltd.	58,800	752,398
	Wellnet Corp.	35,100	162,524
	West Holdings Corp.	151,806	4,551,986
	West Japan Railway Co.	194,100	8,128,617
	Will Group, Inc.	92,900	877,503
	WingArc1st, Inc.	29,900	454,341
	WIN-Partners Co. Ltd.	41,000	314,679
	Wood One Co. Ltd.	35,474	253,808
	Workman Co. Ltd.	46,300	1,887,917
	World Co. Ltd.	86,100	898,197
	World Holdings Co. Ltd.	49,300	987,831
	Wowow, Inc.	27,000	259,296
	Xebio Holdings Co. Ltd.	129,500	924,203
	YAC Holdings Co. Ltd.	40,400	632,683
#	Yachiyo Industry Co. Ltd.	45,400	433,441
	Yahagi Construction Co. Ltd.	135,200	827,756
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	92,142
	Yakult Honsha Co. Ltd.	42,200	3,012,569
	YAKUODO Holdings Co. Ltd.	42,500	848,612
	YAMABIKO Corp.	180,440	1,579,832
	YAMADA Consulting Group Co. Ltd.	29,800	268,839
	Yamada Holdings Co. Ltd.	2,687,029	9,756,517
	Yamae Group Holdings Co. Ltd.	12,700	142,022
	Yamagata Bank Ltd.	128,399	1,267,394
	Yamaguchi Financial Group, Inc.	808,900	5,594,637
	Yamaha Corp.	67,700	2,632,451
	Yamaha Motor Co. Ltd.	1,068,900	26,327,737
	Yamaichi Electronics Co. Ltd.	130,600	1,827,034
#	YA-MAN Ltd.	135,700	1,427,082
	Yamanashi Chuo Bank Ltd.	139,400	1,312,165
	Yamashina Corp.	175,300	86,349
	Yamatane Corp.	52,600	673,703
	Yamato Corp.	82,500	477,213
	Yamato Holdings Co. Ltd.	414,900	7,259,480
	Yamato Kogyo Co. Ltd.	184,600	6,996,643
#	Yamaura Corp.	24,100	194,221
#	Yamaya Corp.	20,710	409,727
	Yamazaki Baking Co. Ltd.	407,400	4,766,465
	Yamazen Corp.	230,700	1,889,685
	Yaoko Co. Ltd.	96,700	5,048,146

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yashima Denki Co. Ltd.	41,300	$342,594
	Yaskawa Electric Corp.	260,500	10,182,707
	Yasuda Logistics Corp.	75,700	557,514
#	Yasunaga Corp.	57,400	297,653
	YE DIGITAL Corp.	15,500	48,885
	Yellow Hat Ltd.	150,200	2,059,245
	Yodogawa Steel Works Ltd.	107,200	2,284,197
	Yokogawa Bridge Holdings Corp.	140,100	2,162,425
	Yokogawa Electric Corp.	189,500	3,327,540
	Yokohama Rubber Co. Ltd.	625,500	10,276,238
	Yokorei Co. Ltd.	257,500	2,168,840
	Yokowo Co. Ltd.	77,900	1,347,354
	Yomeishu Seizo Co. Ltd.	21,100	297,758
	Yondenko Corp.	20,860	293,356
	Yondoshi Holdings, Inc.	74,600	1,030,793
	Yonex Co. Ltd.	13,100	128,113
	Yorozu Corp.	92,200	520,404
#	Yoshinoya Holdings Co. Ltd.	127,200	2,332,545
	Yotai Refractories Co. Ltd.	104,900	1,232,868
	Yuasa Funashoku Co. Ltd.	2,900	59,405
	Yuasa Trading Co. Ltd.	74,100	2,111,492
	Yuken Kogyo Co. Ltd.	13,300	192,017
	Yukiguni Maitake Co. Ltd.	65,800	531,464
	Yurtec Corp.	212,300	1,250,471
	Yushin Precision Equipment Co. Ltd.	48,100	256,838
	Yushiro Chemical Industry Co. Ltd.	42,100	253,640
	Yutaka Foods Corp.	4,000	62,363
	Yutaka Giken Co. Ltd.	1,000	13,144
#	Z Holdings Corp.	1,075,500	3,129,402
	Zaoh Co. Ltd.	18,400	265,892
	Zenitaka Corp.	11,800	250,113
	Zenkoku Hosho Co. Ltd.	180,200	7,018,385
	Zenrin Co. Ltd.	143,350	891,150
	Zensho Holdings Co. Ltd.	284,397	7,259,285
	Zeon Corp.	632,300	6,219,628
	ZERIA Pharmaceutical Co. Ltd.	6,700	111,841
	ZIGExN Co. Ltd.	212,800	624,018
	ZOZO, Inc.	286,200	7,419,222
#	Zuiko Corp.	52,500	358,939
TOTAL JAPAN			6,591,201,977
NETHERLANDS — (3.2%)
	Aalberts NV	550,095	26,009,899
Ω	ABN AMRO Bank NV, CVA	1,049,582	17,420,487
#	Acomo NV	97,369	2,082,929
*Ω	Adyen NV	6,083	9,196,930
	Aegon NV	4,847,309	26,736,743
	Aegon NV, Class NY	560,048	3,069,063
	Akzo Nobel NV	356,629	26,563,482
*Ω	Alfen NV	22,702	2,106,253
	AMG Advanced Metallurgical Group NV	117,398	4,585,874
	APERAM SA	263,595	10,402,350
	Arcadis NV	386,190	16,768,559
#	ArcelorMittal SA	1,326,814	41,051,632
	ASM International NV	46,034	15,568,972
	ASML Holding NV	127,591	84,420,282
	ASML Holding NV	182,526	120,620,482
	ASR Nederland NV	632,458	29,935,180
*	Avantium NV	31,500	161,370

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
Ω	B&S Group Sarl	82,653	$454,898
#*Ω	Basic-Fit NV	137,563	4,520,222
	BE Semiconductor Industries NV	312,792	22,372,871
	Beter Bed Holding NV	55,202	187,644
	Brunel International NV	84,777	968,661
	Coca-Cola Europacific Partners PLC	269,708	15,100,186
	Corbion NV	340,909	13,118,532
Ω	Flow Traders Ltd.	226,794	5,836,122
#	ForFarmers NV	183,946	620,180
*	Fugro NV	348,655	4,642,629
#	Heijmans NV, CVA	143,384	1,739,247
	Heineken NV	202,928	20,280,401
	IMCD NV	136,191	21,590,605
#	ING Groep NV, Sponsored ADR	446,135	6,437,728
	ING Groep NV	2,521,492	36,511,861
#	JDE Peet's NV	132,896	3,983,283
	Kendrion NV	98,411	1,782,372
	Koninklijke Ahold Delhaize NV	2,568,807	76,671,087
*	Koninklijke BAM Groep NV	1,574,015	4,011,548
	Koninklijke DSM NV	208,169	26,770,947
	Koninklijke KPN NV	11,722,816	40,078,469
	Koninklijke Philips NV	43,102	744,175
	Koninklijke Philips NV	986,782	16,893,708
	Koninklijke Vopak NV	342,700	10,325,744
#*Ω	Lucas Bols NV	21,883	253,895
	Nedap NV	23,823	1,555,281
	NN Group NV	556,917	24,196,972
	OCI NV	349,823	11,908,133
	Ordina NV	506,759	2,301,340
#	PostNL NV	1,977,893	4,141,324
	Prosus NV	386,968	31,245,820
	Randstad NV	445,769	28,573,053
	SBM Offshore NV	797,147	12,531,988
Ω	Signify NV	697,082	25,238,135
	Sligro Food Group NV	128,314	2,465,950
#*††	SRH NV	262,485	0
	TKH Group NV	227,653	10,332,077
#*	TomTom NV	384,771	2,734,647
	Universal Music Group NV	361,154	9,231,951
	Van Lanschot Kempen NV	105,539	3,036,768
	Wolters Kluwer NV	557,101	60,736,834
TOTAL NETHERLANDS			1,002,827,775
NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	966,938	4,637,459
*	Air New Zealand Ltd.	9,731,094	4,892,343
	Arvida Group Ltd.	417,150	313,347
*	Auckland International Airport Ltd.	821,208	4,519,550
*	Channel Infrastructure NZ Ltd.	963,762	911,738
	Chorus Ltd.	2,105,850	11,396,104
	Chorus Ltd., ADR	10,487	282,205
	Comvita Ltd.	26,297	58,718
	Contact Energy Ltd.	552,679	2,779,508
	EBOS Group Ltd.	167,802	4,677,788
#*	Eroad Ltd.	30,986	19,076
#	Fisher & Paykel Healthcare Corp. Ltd.	446,212	7,322,868
	Fletcher Building Ltd.	1,712,808	5,645,015
#	Fonterra Co-operative Group Ltd.	174,954	365,823
	Freightways Ltd.	487,374	3,002,990

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Genesis Energy Ltd.	1,375,323	$2,549,554
#*	Gentrack Group Ltd.	111,983	208,637
	Hallenstein Glasson Holdings Ltd.	105,182	381,357
	Heartland Group Holdings Ltd.	1,971,694	2,310,633
#	Infratil Ltd.	912,540	5,253,528
#	Investore Property Ltd.	230,644	228,233
	KMD Brands Ltd.	2,355,551	1,618,937
	Mainfreight Ltd.	221,163	10,236,506
#	Manawa Energy Ltd.	141,110	501,102
	Mercury NZ Ltd.	420,799	1,634,782
#	Meridian Energy Ltd.	607,011	2,097,955
	Napier Port Holdings Ltd.	15,243	28,985
#	NZME Ltd.	1,016,313	763,623
	NZX Ltd.	656,540	527,964
	Oceania Healthcare Ltd.	867,955	501,126
#*	Pacific Edge Ltd.	119,285	38,558
	PGG Wrightson Ltd.	15,190	43,834
#	Port of Tauranga Ltd.	442,610	1,798,637
*	Pushpay Holdings Ltd.	455,556	382,054
*	Rakon Ltd.	215,243	142,655
#	Restaurant Brands New Zealand Ltd.	111,871	459,998
	Ryman Healthcare Ltd.	345,311	1,542,213
	Sanford Ltd.	89,406	240,056
	Scales Corp. Ltd.	341,939	939,300
*	Serko Ltd.	22,050	36,363
	Skellerup Holdings Ltd.	661,963	2,286,256
	SKY Network Television Ltd.	979,866	1,535,532
*	SKYCITY Entertainment Group Ltd.	3,062,616	4,982,845
	Spark New Zealand Ltd.	2,640,275	8,902,307
#	Steel & Tube Holdings Ltd.	731,601	624,593
	Summerset Group Holdings Ltd.	1,109,711	7,027,733
*	Synlait Milk Ltd.	212,601	481,566
#*	Tourism Holdings Ltd.	721,857	1,836,589
	TOWER Ltd.	1,285,144	552,918
	Turners Automotive Group Ltd.	9,552	20,409
	Vector Ltd.	357,362	983,909
*	Vista Group International Ltd.	386,167	363,181
	Warehouse Group Ltd.	451,457	760,050
TOTAL NEW ZEALAND			115,649,010
NORWAY — (0.8%)
#	2020 Bulkers Ltd.	50,133	492,989
	ABG Sundal Collier Holding ASA	2,129,086	1,391,848
*	Adevinta ASA	71,720	614,844
	AF Gruppen ASA	77,121	1,100,840
*	Akastor ASA	728,100	780,360
	Aker ASA, Class A	14,451	1,044,910
	Aker BP ASA	260,494	7,935,085
	Aker Solutions ASA	1,014,588	4,010,944
	AMSC ASA	253,650	1,118,029
*	Archer Ltd.	322,252	114,194
*	ArcticZymes Technologies ASA	51,533	226,812
	Arendals Fossekompani AS	1,762	46,573
	Atea ASA	410,809	4,633,825
#*	Atlantic Sapphire ASA	3,477	3,574
	Austevoll Seafood ASA	352,691	3,493,986
Ω	Avance Gas Holding Ltd.	35,093	211,381
#*	Axactor ASA	778,225	444,102
	B2Holding ASA	980,338	749,176

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Bakkafrost P/F	34,755	$2,156,599
	Belships ASA	391,206	692,978
	Bonheur ASA	109,737	2,934,912
*	Borr Drilling Ltd.	40,242	239,440
	Borregaard ASA	429,773	6,625,902
	Bouvet ASA	115,494	682,827
*	BW Energy Ltd.	475,708	1,336,523
Ω	BW LPG Ltd.	588,577	4,871,221
	BW Offshore Ltd.	647,507	1,732,592
*	Cadeler AS	32,714	136,174
*	Carasent ASA	2,705	4,248
#*Ω	Crayon Group Holding ASA	114,342	1,151,643
	DNB Bank ASA	857,997	16,044,171
	DNO ASA	3,021,203	3,727,277
Ω	Elkem ASA	371,692	1,316,604
#*	Ensurge Micropower ASA	14,937	1,803
	Equinor ASA	1,316,576	40,124,816
Ω	Europris ASA	662,801	4,270,160
#,*	FLEX LNG Ltd.	136,474	4,219,606
#	Frontline PLC	348,387	4,800,542
*	Gaming Innovation Group, Inc.	112,692	289,468
	Gjensidige Forsikring ASA	63,957	1,149,528
*	Golar LNG Ltd.	19,800	464,112
#	Golden Ocean Group Ltd.	676,567	6,472,503
	Grieg Seafood ASA	255,450	2,288,270
	Hafnia Ltd.	122,099	642,049
#*	Hexagon Composites ASA	306,802	1,034,498
	Itera ASA	52,344	74,210
Ω	Kid ASA	77,338	580,264
	Kitron ASA	259,651	691,563
*	Komplett Bank ASA	109,423	59,140
*	Kongsberg Automotive ASA	4,347,422	1,135,361
	Kongsberg Gruppen ASA	51,624	2,055,239
	Leroy Seafood Group ASA	287,244	1,691,557
	Medistim ASA	5,095	112,350
	Mowi ASA	308,411	5,703,027
	MPC Container Ships ASA	1,262,536	2,009,644
#Ω	Multiconsult ASA	18,411	245,462
*	Nekkar ASA	137,243	96,661
#*	NEL ASA	1,897,216	3,251,516
*	Nordic Semiconductor ASA	114,609	1,827,561
	Norsk Hydro ASA	1,622,940	13,158,550
*Ω	Norske Skog ASA	196,602	1,353,861
*	Northern Ocean Ltd.	17,305	18,590
*	Norwegian Air Shuttle ASA	150,444	143,321
*	Norwegian Energy Co. ASA	13,385	550,808
*	Odfjell Drilling Ltd.	560,331	1,494,759
	Odfjell SE, Class A	47,975	413,412
*	Odfjell Technology Ltd.	93,388	339,070
	OKEA ASA	42,517	144,036
Ω	Okeanis Eco Tankers Corp.	41,553	750,331
	Olav Thon Eiendomsselskap ASA	22,385	396,140
	Orkla ASA	384,178	2,868,164
	Otello Corp. ASA	10,504	8,412
	Pareto Bank ASA	49,448	265,963
#*	PGS ASA	3,144,633	2,710,265
*	PhotoCure ASA	17,182	186,593
#*Ω	poLight ASA	33,845	91,431
*	Prosafe SE	1,400	21,534

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	224,113	$3,228,928
#*	REC Silicon ASA	408,707	582,373
#	Salmar ASA	35,906	1,669,637
*	SATS ASA	179,235	147,908
Ω	Scatec ASA	174,375	1,422,233
	Schibsted ASA, Class A	52,140	1,138,678
	Schibsted ASA, Class B	60,188	1,258,224
*	SD Standard ETC PLC	70,856	14,259
*	Self Storage Group ASA	2,994	7,063
	Selvaag Bolig ASA	206,925	667,855
*Ω	Shelf Drilling Ltd.	406,607	1,214,139
*	Solstad Offshore ASA	40,084	185,471
	SpareBank 1 Helgeland	808	9,494
	Sparebank 1 Oestlandet	11,051	129,439
	SpareBank 1 Sorost-Norge	3,509	18,992
	SpareBank 1 SR-Bank ASA	514,458	5,964,776
	Sparebanken More	9,695	79,757
	Stolt-Nielsen Ltd.	126,582	3,328,199
	Storebrand ASA	1,037,587	9,032,779
	Subsea 7 SA	581,287	7,244,044
	Telenor ASA	526,041	5,506,918
	TGS ASA	516,895	8,558,285
	TOMRA Systems ASA	284,725	5,026,346
	Treasure ASA	264,434	488,275
#*	Ultimovacs ASA	18,064	212,648
	Veidekke ASA	397,003	4,099,247
*	Volue ASA	5,911	18,000
*	Vow ASA	20,601	41,103
	Wallenius Wilhelmsen ASA	287,819	2,731,424
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,422,236
#Ω	XXL ASA	1,018,580	378,010
	Yara International ASA	251,094	11,156,428
TOTAL NORWAY			259,255,901
PORTUGAL — (0.3%)
#	Altri SGPS SA	497,014	2,509,429
#	Banco Comercial Portugues SA, Class R	45,378,921	9,667,927
*††	Banco Espirito Santo SA	3,375,184	0
	Corticeira Amorim SGPS SA	6,478	64,083
#	CTT-Correios de Portugal SA	422,574	1,634,619
	EDP - Energias de Portugal SA	1,768,729	8,787,501
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	357,867
	EDP Renovaveis SA	371,189	8,073,762
	Galp Energia SGPS SA	1,923,445	26,328,201
*	Greenvolt-Energias Renovaveis SA	120,896	1,013,493
	Ibersol SGPS SA	10,010	66,943
	Jeronimo Martins SGPS SA	500,162	10,858,881
	Mota-Engil SGPS SA	523,052	969,097
#	Navigator Co. SA	1,145,537	4,010,620
	NOS SGPS SA	1,575,603	6,756,649
#	Novabase SGPS SA	12,258	54,999
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	3,222,786
	Sonae SGPS SA	6,028,034	6,144,232
TOTAL PORTUGAL			90,521,089
SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0
	AEM Holdings Ltd.	1,169,500	3,104,484

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Amara Holdings Ltd.	248,000	$65,163
*	Avarga Ltd.	1,648,100	276,179
	Aztech Global Ltd.	17,900	11,896
#*	Banyan Tree Holdings Ltd.	733,700	201,752
#*††	Best World International Ltd.	231,857	441,195
	Bonvests Holdings Ltd.	51,600	37,901
	Boustead Projects Ltd.	147,404	90,815
	Boustead Singapore Ltd.	1,300,267	802,218
	BRC Asia Ltd.	9,300	13,097
	Bukit Sembawang Estates Ltd.	678,300	2,369,568
#	Bund Center Investment Ltd.	316,000	116,891
	Capitaland India Trust	2,006,900	1,855,573
	Capitaland Investment Ltd.	1,077,800	3,265,314
	Centurion Corp. Ltd.	1,091,800	299,499
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	944,100
	China Sunsine Chemical Holdings Ltd.	3,162,900	1,120,155
#	City Developments Ltd.	973,700	6,179,906
	Civmec Ltd.	303,700	137,785
	ComfortDelGro Corp. Ltd.	5,494,669	5,033,942
*	COSCO Shipping International Singapore Co. Ltd.	2,817,000	410,502
*	Creative Technology Ltd.	27,000	35,179
#	CSE Global Ltd.	2,213,760	633,377
	DBS Group Holdings Ltd.	1,206,734	33,035,877
	Del Monte Pacific Ltd.	2,438,682	586,512
#	Delfi Ltd.	417,200	267,145
	DFI Retail Group Holdings Ltd.	756,100	2,419,540
*††	DMX Technologies Group Ltd.	256,000	0
*	Dyna-Mac Holdings Ltd.	544,800	81,555
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	940,673	774,058
	First Resources Ltd.	2,627,600	3,079,512
	Food Empire Holdings Ltd.	1,029,400	557,171
#	Frasers Property Ltd.	1,107,100	767,115
#	Frencken Group Ltd.	1,531,700	1,377,323
	Fu Yu Corp. Ltd.	2,511,800	440,829
*	Gallant Venture Ltd.	2,485,000	239,555
#	Genting Singapore Ltd.	5,151,100	3,901,231
#	Geo Energy Resources Ltd.	3,320,700	837,818
	GK Goh Holdings Ltd.	14,200	9,699
	Golden Agri-Resources Ltd.	32,088,769	6,112,888
*	Golden Energy & Resources Ltd.	2,206,400	1,323,986
	GP Industries Ltd.	174,000	82,762
	Grand Venture Technology Ltd.	25,000	10,996
	Great Eastern Holdings Ltd.	79,700	1,153,866
	GSH Corp. Ltd.	52,560	6,241
#	GuocoLand Ltd.	1,179,321	1,465,878
*	Halcyon Agri Corp. Ltd.	1,128,946	349,121
	Haw Par Corp. Ltd.	288,400	2,151,530
	Hiap Hoe Ltd.	128,000	73,393
	Ho Bee Land Ltd.	1,013,100	1,832,502
	Hong Fok Corp. Ltd.	2,181,288	1,634,105
	Hong Leong Asia Ltd.	2,852,000	1,568,057
	Hong Leong Finance Ltd.	89,000	164,121
	Hongkong Land Holdings Ltd.	1,417,900	6,931,791
	Hotel Grand Central Ltd.	183,373	125,384
	Hour Glass Ltd.	664,500	1,054,373
#	Hutchison Port Holdings Trust	24,841,300	5,111,147
#*††	Hyflux Ltd.	2,064,700	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	iFAST Corp. Ltd.	545,200	$2,167,815
#	Indofood Agri Resources Ltd.	10,819,700	2,556,852
	InnoTek Ltd.	433,700	165,869
#	Japfa Ltd.	3,085,080	801,212
	Jardine Cycle & Carriage Ltd.	305,797	6,779,404
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Corp. Ltd.	2,018,500	11,654,129
	Keppel Infrastructure Trust	8,042,150	3,526,200
	KSH Holdings Ltd.	555,650	143,676
	Low Keng Huat Singapore Ltd.	293,000	91,315
*	Mandarin Oriental International Ltd.	194,700	366,669
*	Marco Polo Marine Ltd.	981,300	31,572
	Metro Holdings Ltd.	1,879,500	902,578
	Mewah International, Inc.	47,900	11,845
#*††	Midas Holdings Ltd.	4,664,147	0
#*	mm2 Asia Ltd.	2,636,000	88,442
	Nanofilm Technologies International Ltd.	420,700	464,925
	Netlink NBN Trust	3,215,900	2,144,730
	NSL Ltd.	75,000	49,907
*	Oceanus Group Ltd.	1,015,400	10,872
	Olam Group Ltd.	2,178,675	2,648,913
	OUE Ltd.	1,701,700	1,646,073
	Oversea-Chinese Banking Corp. Ltd.	2,366,868	23,385,479
#	Oxley Holdings Ltd.	5,872,996	649,449
	Pan-United Corp. Ltd.	335,000	102,388
	Propnex Ltd.	247,500	310,941
	PSC Corp. Ltd.	215,900	53,396
#	Q&M Dental Group Singapore Ltd.	1,415,140	388,327
	QAF Ltd.	1,193,765	772,669
#*	Raffles Education Ltd.	13,571,227	569,107
	Raffles Medical Group Ltd.	2,864,263	3,168,170
	Riverstone Holdings Ltd.	589,100	290,019
*	SATS Ltd.	317,792	733,370
	SBS Transit Ltd.	77,700	152,137
	Sembcorp Industries Ltd.	4,295,200	11,844,761
*	Sembcorp Marine Ltd.	58,431,100	6,343,497
	Sheng Siong Group Ltd.	2,695,300	3,368,397
#*	SHS Holdings Ltd.	948,600	103,015
#*	SIA Engineering Co. Ltd.	304,000	578,256
#	SIIC Environment Holdings Ltd.	4,946,980	754,789
	Silverlake Axis Ltd.	207,300	57,009
#	Sinarmas Land Ltd.	4,896,900	680,721
	Sing Holdings Ltd.	392,300	107,516
	Singapore Airlines Ltd.	1,834,700	8,296,265
	Singapore Exchange Ltd.	1,514,100	10,664,588
	Singapore Land Group Ltd.	560,723	962,263
	Singapore Post Ltd.	5,286,716	2,258,488
	Singapore Shipping Corp. Ltd.	143,035	29,427
	Singapore Technologies Engineering Ltd.	2,281,400	6,414,250
	Singapore Telecommunications Ltd.	758,750	1,453,129
	Stamford Land Corp. Ltd.	2,635,576	812,521
	StarHub Ltd.	2,431,810	2,115,118
#	Straits Trading Co. Ltd.	530,700	975,609
#*††	Swiber Holdings Ltd.	1,301,500	0
#	Thomson Medical Group Ltd.	2,176,700	121,274
	Tiong Woon Corp. Holding Ltd.	160,750	57,208
#	Tuan Sing Holdings Ltd.	3,547,084	946,589
	UMS Holdings Ltd.	2,852,908	2,885,248
#	United Overseas Bank Ltd.	1,117,889	25,410,319

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Insurance Ltd.	1,900	$9,292
#	UOB-Kay Hian Holdings Ltd.	1,234,123	1,326,372
	UOL Group Ltd.	1,230,488	6,565,350
	Valuetronics Holdings Ltd.	2,771,960	1,143,789
	Venture Corp. Ltd.	772,300	10,905,920
	Vicom Ltd.	9,600	14,038
	Wee Hur Holdings Ltd.	917,300	141,039
	Wilmar International Ltd.	5,404,400	16,802,390
	Wing Tai Holdings Ltd.	2,379,924	2,796,534
	Yangzijiang Shipbuilding Holdings Ltd.	8,497,100	8,376,874
	Yeo Hiap Seng Ltd.	64,554	33,707
TOTAL SINGAPORE			309,157,584
SPAIN — (2.2%)
#	Acciona SA	138,690	27,058,423
#	Acerinox SA	869,321	9,414,700
#	ACS Actividades de Construccion y Servicios SA	699,932	20,713,589
#*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	26,001	437,961
*Ω	Aena SME SA	51,012	7,664,500
	Alantra Partners SA	1,298	16,793
	Almirall SA	251,186	2,530,966
*	Amadeus IT Group SA	442,232	27,862,364
#*	Amper SA	4,196,935	751,458
	Applus Services SA	637,660	4,893,885
#	Atresmedia Corp. de Medios de Comunicacion SA	439,512	1,638,506
	Azkoyen SA	55,415	389,283
	Banco Bilbao Vizcaya Argentaria SA	6,094,239	43,048,319
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,181,383	8,340,564
	Banco de Sabadell SA	29,306,199	38,313,855
	Banco Santander SA	16,149,187	56,440,429
	Banco Santander SA, Sponsored ADR	435,562	1,502,689
#	Bankinter SA	1,807,761	13,043,006
	CaixaBank SA	3,589,708	15,927,388
#*††	Caja de Ahorros del Mediterraneo	21,176	0
Ω	Cellnex Telecom SA	118,817	4,656,199
	Cia de Distribucion Integral Logista Holdings SA	288,672	7,821,118
	CIE Automotive SA	310,423	9,220,980
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,772,862
#*	Deoleo SA	34,183	10,053
*	Distribuidora Internacional de Alimentacion SA	14,466,751	231,902
#*	Duro Felguera SA	57,344	56,325
#	Ebro Foods SA	220,621	3,790,047
*	eDreams ODIGEO SA	174,892	1,011,449
	Elecnor SA	67,231	832,690
#	Enagas SA	1,098,051	19,689,471
	Ence Energia y Celulosa SA	751,723	2,477,181
	Endesa SA	660,412	13,166,449
	Ercros SA	711,393	2,845,044
	Faes Farma SA	1,552,038	5,817,511
	Ferrovial SA	481,781	14,216,515
	Fluidra SA	188,942	3,335,591
	Fomento de Construcciones y Contratas SA	80,581	782,719
Ω	Gestamp Automocion SA	822,508	3,631,646
Ω	Global Dominion Access SA	489,016	2,096,891
#*	Grifols SA	606,564	8,029,724
	Grupo Catalana Occidente SA	137,430	4,259,855
#	Grupo Empresarial San Jose SA	85,660	400,272
	Iberdrola SA	2,661,411	31,223,049

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Iberdrola SA	44,356	$518,141
	Iberpapel Gestion SA	6,948	114,732
	Indra Sistemas SA	760,474	9,285,635
	Industria de Diseno Textil SA	743,481	23,212,077
	Laboratorios Farmaceuticos Rovi SA	117,255	4,968,436
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,742,693	1,816,157
	Mapfre SA	4,002,142	8,050,086
*	Melia Hotels International SA	326,766	2,175,878
	Miquel y Costas & Miquel SA	166,113	2,210,429
#	Naturgy Energy Group SA	38,373	1,088,343
Ω	Neinor Homes SA	55,831	560,179
#*	Obrascon Huarte Lain SA	1,464,877	889,092
*	Oryzon Genomics SA	8,551	23,215
	Pharma Mar SA	11,888	783,962
	Prim SA	5,935	75,368
*	Promotora de Informaciones SA, Class A	739,421	298,263
#Ω	Prosegur Cash SA	110,227	87,799
	Prosegur Cia de Seguridad SA	1,039,552	2,352,839
*	Realia Business SA	722,094	836,714
	Red Electrica Corp. SA	743,271	13,155,075
	Repsol SA, Sponsored ADR	104,827	1,723,347
	Repsol SA	4,909,248	80,643,406
#	Sacyr SA	2,555,134	7,860,164
*	Solaria Energia y Medio Ambiente SA	264,349	5,424,091
#Ω	Talgo SA	283,050	1,149,287
*	Tecnicas Reunidas SA	32,054	385,077
	Telefonica SA, Sponsored ADR	71,009	272,675
	Telefonica SA	15,552,229	59,083,240
#*	Tubacex SA	319,287	840,818
#*	Tubos Reunidos SA	28,836	9,449
Ω	Unicaja Banco SA	3,962,560	4,870,583
	Vidrala SA	70,409	7,102,503
	Viscofan SA	268,928	17,332,569
	Vocento SA	126,195	94,191
TOTAL SPAIN			681,658,041
SWEDEN — (2.6%)
	AAK AB	151,068	2,607,400
Ω	AcadeMedia AB	181,955	857,029
	AddLife AB, Class B	219,091	2,312,231
	AddNode Group AB	130,185	1,295,458
	AddTech AB, Class B	499,673	7,979,443
	AFRY AB	302,663	5,463,830
	Alfa Laval AB	136,477	4,288,875
#Ω	Alimak Group AB	114,108	898,525
*	Alleima AB	266,144	1,330,890
	Alligo AB, Class B	114,182	973,049
Ω	Ambea AB	182,074	683,480
*	Annehem Fastigheter AB, Class B	225,311	493,761
	AQ Group AB	4,003	130,593
*	Arise AB	103,484	489,058
	Arjo AB, Class B	680,681	2,641,381
	Assa Abloy AB, Class B	315,904	7,441,514
	Atlas Copco AB, Class A	2,256,584	26,776,764
	Atlas Copco AB, Class B	1,311,308	13,831,159
	Atrium Ljungberg AB, Class B	118,150	2,112,254
*Ω	Attendo AB	265,565	667,597
#	Avanza Bank Holding AB	347,703	8,022,763
	Axfood AB	249,517	6,426,493

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Balco Group AB	10,680	$42,679
	Beijer Alma AB	159,047	3,153,953
	Beijer Electronics Group AB	9,204	98,098
#	Beijer Ref AB	470,654	7,260,753
	Bergman & Beving AB	126,274	1,310,382
	Betsson AB, Class B	729,014	6,042,983
#*	Better Collective AS	75,903	1,139,310
*	BHG Group AB	46,080	67,883
	Bilia AB, Class A	651,710	7,530,109
	Billerud AB	577,185	6,705,292
	BioGaia AB, Class B	312,428	2,747,261
	Biotage AB	172,282	2,662,609
	Bjorn Borg AB	96,207	290,619
	Boliden AB	614,290	27,567,479
	Bonava AB, Class B	426,570	1,300,799
#*Ω	Boozt AB	49,339	640,082
Ω	Bravida Holding AB	529,225	5,850,255
	Bufab AB	126,094	3,267,245
#	Bulten AB	90,673	581,833
	Bure Equity AB	316,890	7,981,892
	Byggmax Group AB	421,551	1,717,203
#	Castellum AB	240,884	3,305,186
	Catella AB	103,593	374,314
	Catena AB	81,878	3,425,449
#*	Catena Media PLC	292,957	774,156
*	Cavotec SA	3,925	4,871
	Cellavision AB	6,677	157,574
	Cibus Nordic Real Estate AB	7,735	109,648
#	Clas Ohlson AB, Class B	239,865	1,599,394
	Cloetta AB, Class B	1,470,049	3,061,769
*	Collector Bank AB	276,668	1,048,330
#	Concentric AB	234,723	4,989,154
Ω	Coor Service Management Holding AB	315,053	2,013,002
#	Corem Property Group AB, Class B	2,014,837	1,844,566
	Dedicare AB, Class B	1,296	15,804
	Dios Fastigheter AB	331,390	2,525,293
Ω	Dometic Group AB	845,063	5,325,641
*	Duni AB	161,535	1,398,547
Ω	Dustin Group AB	309,926	1,044,573
	Eastnine AB	116,308	1,394,471
	Elanders AB, Class B	33,097	548,275
#	Electrolux AB, Class B	753,722	10,675,603
	Electrolux Professional AB, Class B	662,776	3,088,274
#	Elekta AB, Class B	560,421	4,079,186
#*Ω	Eltel AB	80,003	73,595
#*	Enea AB	70,527	597,907
	Eolus Vind AB, Class B	3,148	34,011
	Epiroc AB, Class A	553,643	10,772,096
	Epiroc AB, Class B	315,585	5,261,583
	Essity AB, Class A	31,206	815,760
	Essity AB, Class B	439,098	11,471,056
Ω	Evolution AB	40,895	4,596,232
	eWork Group AB	24,860	294,417
#	Fabege AB	198,564	1,876,667
	Fagerhult AB	241,032	1,128,355
*	Fastighets AB Balder, Class B	497,526	2,563,374
	Fastighets AB Trianon	27,136	60,691
#	FastPartner AB, Class A	51,994	423,521
#	Fenix Outdoor International AG	7,270	673,734

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Fingerprint Cards AB, Class B	44,648	$12,778
#	G5 Entertainment AB	11,726	218,322
	GARO AB	45,463	448,068
#	Getinge AB, Class B	213,273	4,804,524
	Granges AB	595,369	4,979,884
*Ω	Green Landscaping Group AB	3,228	22,814
#	H & M Hennes & Mauritz AB, Class B	902,620	11,116,925
	Hanza AB	73,660	446,327
	Heba Fastighets AB, Class B	63,340	231,766
	Hexagon AB, Class B	524,612	6,013,890
	Hexatronic Group AB	498,361	6,134,053
	Hexpol AB	747,133	8,071,168
	HMS Networks AB	84,728	3,158,688
*Ω	Hoist Finance AB	320,698	985,951
	Holmen AB, Class B	147,378	6,078,689
	Hufvudstaden AB, Class A	156,396	2,355,347
*	Humana AB	94,856	185,923
	Husqvarna AB, Class A	104,942	893,138
	Husqvarna AB, Class B	912,254	7,761,353
	Indutrade AB	508,054	11,282,467
	Instalco AB	563,784	2,180,798
#*,*	International Petroleum Corp.	438,091	4,714,278
#	Intrum AB	264,978	3,429,234
	Inwido AB	294,078	3,204,926
*	ITAB Shop Concept AB	23,230	25,842
	JM AB	326,513	6,086,904
#*	John Mattson Fastighetsforetagen AB	15,390	131,912
	Kabe Group AB, Class B	500	10,227
*	Karnov Group AB	75,060	432,071
#*	K-fast Holding AB	7,663	20,432
	Kindred Group PLC, SDR	841,467	8,479,650
	KNOW IT AB	133,891	2,616,912
	Lagercrantz Group AB, Class B	783,531	8,220,566
	Lifco AB, Class B	203,734	3,742,662
	Lime Technologies AB	6,475	141,942
	Lindab International AB	394,615	5,596,974
	Loomis AB	547,033	16,267,346
#*	Maha Energy AB	5,355	4,801
	Medicover AB, Class B	64,789	1,106,602
	MEKO AB	218,864	2,425,749
#*	Micro Systemation AB, Class B	45,756	165,766
*	Millicom International Cellular SA, SDR	784,577	13,442,425
#	MIPS AB	89,032	3,407,186
	Modern Times Group MTG AB, Class B	374,773	3,317,932
*	Momentum Group AB	114,182	830,093
Ω	Munters Group AB	152,368	1,460,921
	Mycronic AB	252,828	5,404,366
	NCAB Group AB	119,639	767,239
	NCC AB, Class B	350,224	3,464,719
	Nederman Holding AB	14,984	263,388
#*	Neobo Fastigheter AB	213,717	399,534
*	Net Insight AB, Class B	2,048,362	1,367,230
	New Wave Group AB, Class B	290,905	6,545,710
	Nibe Industrier AB, Class B	450,569	4,868,066
	Nilorngruppen AB, Class B	13,985	121,955
	Nobia AB	654,068	1,141,508
	Nolato AB, Class B	1,203,472	7,267,980
	Nordic Waterproofing Holding AB	75,557	1,181,637
	Nordnet AB publ	8,445	137,270

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Note AB	64,425	$1,352,387
#	NP3 Fastigheter AB	65,770	1,452,357
	Nyfosa AB	483,621	4,217,123
	OEM International AB, Class B	161,165	1,196,191
	Orron Energy AB	188,014	348,554
*	Ovzon AB	33,979	172,494
*	Pandox AB	302,606	4,166,254
	Peab AB, Class B	1,109,979	6,926,762
	Platzer Fastigheter Holding AB, Class B	57,869	507,654
	Prevas AB, Class B	21,235	280,129
	Pricer AB, Class B	495,465	865,589
	Proact IT Group AB	131,983	1,113,437
	Ratos AB, Class B	1,214,706	4,898,914
*	RaySearch Laboratories AB	98,020	727,632
	Rejlers AB	2,119	31,356
Ω	Resurs Holding AB	1,145,861	3,051,126
	Rottneros AB	362,655	512,253
	Saab AB, Class B	122,725	5,024,174
	Sagax AB, Class A	758	18,873
	Sagax AB, Class B	124,602	3,099,474
#	Samhallsbyggnadsbolaget i Norden AB	2,137,170	3,904,379
#	Samhallsbyggnadsbolaget i Norden AB, Class D	62,171	122,742
	Sandvik AB	1,336,668	27,625,767
*	Scandi Standard AB	300,827	1,442,690
*Ω	Scandic Hotels Group AB	661,502	2,438,625
#*	Sdiptech AB, Class B	10,802	263,740
	Sectra AB, Class B	332,079	4,702,804
	Securitas AB, Class B	854,984	7,826,143
*	Sensys Gatso Group AB	2,506,687	254,111
*	Serneke Group AB	9,232	20,726
	Sintercast AB	725	7,733
	Skandinaviska Enskilda Banken AB, Class A	1,234,100	14,939,779
	Skandinaviska Enskilda Banken AB, Class C	14,509	195,411
	Skanska AB, Class B	738,927	13,042,133
#	SKF AB, Class A	46,204	819,370
	SKF AB, Class B	816,487	14,450,427
	SkiStar AB	200,668	2,173,131
	Softronic AB, Class B	12,772	27,223
*	Solid Forsakring AB	20,794	136,375
	SSAB AB,Class A	829,380	5,926,933
	SSAB AB,Class B	2,031,406	13,842,751
#*	Stendorren Fastigheter AB	19,863	373,683
*	Stillfront Group AB	300,186	523,919
	Svenska Cellulosa AB SCA, Class A	44,437	618,710
	Svenska Cellulosa AB SCA, Class B	575,643	7,993,571
	Svenska Handelsbanken AB, Class A	1,127,638	11,759,028
#	Svenska Handelsbanken AB, Class B	30,006	377,179
	Sweco AB, Class B	405,579	4,399,642
#	Swedbank AB, Class A	699,674	13,459,219
*	Swedish Orphan Biovitrum AB	275,293	6,139,189
	Systemair AB	115,719	867,847
	Tele2 AB, Class B	1,625,347	14,037,354
#	Telefonaktiebolaget LM Ericsson, Class A	84,593	548,455
	Telefonaktiebolaget LM Ericsson, Class B	4,190,471	24,306,661
#	Telia Co. AB	3,901,834	10,077,034
	Tethys Oil AB	179,240	1,078,831
	TF Bank AB	14,102	223,756
#Ω	Thule Group AB	282,490	6,769,533
*	Transtema Group AB	11,297	40,251

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Trelleborg AB, Class B	353,176	$8,830,981
	Troax Group AB	134,883	2,838,275
	VBG Group AB, Class B	4,050	56,888
*	Viaplay Group AB	129,849	3,206,007
#	Vitec Software Group AB, Class B	27,304	1,156,541
	Vitrolife AB	68,071	1,459,484
	Volati AB	30,730	306,254
	Volvo AB, Class A	375,732	7,805,353
	Volvo AB, Class B	2,990,796	59,347,875
	Wallenstam AB, Class B	511,004	2,345,845
	Wihlborgs Fastigheter AB	686,728	5,653,914
	XANO Industri AB, Class B	16,380	190,819
TOTAL SWEDEN			829,642,997
SWITZERLAND — (7.3%)
	ABB Ltd.	3,085,634	107,428,358
*	Accelleron Industries AG	154,282	3,644,015
	Adecco Group AG	627,737	23,314,593
	Alcon, Inc.	750,285	56,531,893
	Allreal Holding AG	87,469	14,991,822
	ALSO Holding AG	32,347	6,588,905
*	ams-OSRAM AG	949,858	8,873,627
	APG SGA SA	5,903	1,155,502
	Arbonia AG	250,748	3,514,805
*	Aryzta AG	5,198,521	7,078,449
	Ascom Holding AG	138,369	1,225,406
#	Autoneum Holding AG	15,918	2,124,162
	Baloise Holding AG	205,119	33,736,511
	Banque Cantonale de Geneve	4,792	974,242
	Banque Cantonale Vaudoise	157,370	14,959,130
	Barry Callebaut AG	13,147	27,468,455
	Belimo Holding AG	26,760	14,114,414
	Bell Food Group AG	10,429	2,735,275
#	Bellevue Group AG	49,362	2,111,500
	Berner Kantonalbank AG	13,673	3,436,958
	BKW AG	63,712	9,161,930
	Bossard Holding AG, Class A	38,059	9,697,953
	Bucher Industries AG	38,395	17,495,314
	Burckhardt Compression Holding AG	12,368	7,657,585
	Burkhalter Holding AG	19,972	1,855,848
	Bystronic AG	6,391	4,802,449
	Calida Holding AG	22,636	1,109,392
	Carlo Gavazzi Holding AG	1,409	480,130
	Cembra Money Bank AG	142,707	12,670,461
	Chocoladefabriken Lindt & Spruengli AG	121	13,619,680
#*	Cicor Technologies Ltd.	9,793	507,754
	Cie Financiere Richemont SA, Class A	370,188	57,067,148
	Cie Financiere Tradition SA	4,850	567,093
	Clariant AG	1,086,690	18,635,018
	Coltene Holding AG	20,543	1,694,251
	Comet Holding AG	5,731	1,324,781
	COSMO Pharmaceuticals NV	10,598	770,702
	Credit Suisse Group AG	358,380	1,234,577
	Credit Suisse Group AG, Sponsored ADR	599,936	2,105,774
	Daetwyler Holding AG	22,355	4,741,191
	DKSH Holding AG	164,427	14,008,377
	dormakaba Holding AG	14,005	5,850,961
*	Dufry AG	317,276	14,565,373
	EFG International AG	566,354	5,293,461

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Emmi AG	10,232	$9,532,617
	EMS-Chemie Holding AG	10,062	7,501,021
	Energiedienst Holding AG	13,779	657,935
#*	Evolva Holding SA	883,470	89,099
	Feintool International Holding AG	33,732	765,840
*	Flughafen Zurich AG	106,450	19,394,527
	Forbo Holding AG	5,259	6,919,416
	Fundamenta Real Estate AG	2,030	36,667
Ω	Galenica AG	254,731	19,921,892
#*	GAM Holding AG	1,095,054	1,082,275
	Geberit AG	59,452	33,827,138
	Georg Fischer AG	483,280	33,320,971
#	Givaudan SA	13,656	44,275,892
#	Gurit Holding AG, Class BR	24,180	2,701,374
	Helvetia Holding AG	217,480	27,206,387
	Hiag Immobilien Holding AG	4,425	399,375
#*	HOCHDORF Holding AG	4,528	110,073
	Holcim AG	882,625	52,716,721
	Huber & Suhner AG	89,969	8,628,323
*	Implenia AG	74,894	3,146,038
*	Ina Invest Holding AG	16,484	358,343
	Inficon Holding AG	8,680	9,087,989
	Interroll Holding AG	3,126	9,737,124
	Intershop Holding AG	5,146	3,451,820
	Investis Holding SA	6,553	713,709
	Julius Baer Group Ltd.	803,809	51,559,777
*	Jungfraubahn Holding AG	10,539	1,542,186
	Kardex Holding AG	45,107	8,791,208
	Komax Holding AG	22,654	7,453,487
#	Kudelski SA	184,312	484,771
	Kuehne + Nagel International AG	83,859	19,996,729
	Landis & Gyr Group AG	104,395	7,690,957
	LEM Holding SA	2,492	5,517,521
	Liechtensteinische Landesbank AG	46,137	3,016,272
#	Logitech International SA	542,272	31,687,826
	Lonza Group AG	34,501	19,680,797
	Luzerner Kantonalbank AG	9,456	4,353,583
Ω	Medacta Group SA	14,708	1,567,390
Ω	Medmix AG	110,231	2,147,102
	Meier Tobler Group AG	21,817	1,002,164
	Metall Zug AG, Class B	966	2,174,799
	Mikron Holding AG	55,845	616,268
	Mobilezone Holding AG	185,118	3,361,377
	Mobimo Holding AG	44,723	11,500,155
	Nestle SA	1,990,154	242,816,790
	Novartis AG, Sponsored ADR	1,541,707	139,709,488
	Novartis AG	11,018	996,127
	Novavest Real Estate AG	711	31,686
	OC Oerlikon Corp. AG	1,212,475	8,324,549
#*	Orascom Development Holding AG	65,164	540,853
	Orell Fuessli AG	613	53,599
	Orior AG	34,976	2,895,472
	Partners Group Holding AG	34,265	32,150,729
#	Peach Property Group AG	1,098	23,766
	Phoenix Mecano AG	1,836	687,896
	Plazza AG, Class A	2,576	883,654
	PSP Swiss Property AG	153,405	19,124,036
	Rieter Holding AG	19,638	2,279,068
#	Roche Holding AG	24,444	8,947,502

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG	634,350	$198,025,275
	Romande Energie Holding SA	597	759,463
#	Schaffner Holding AG	1,819	580,135
	Schindler Holding AG	34,603	6,999,803
	Schweiter Technologies AG	5,901	5,209,076
*Ω	Sensirion Holding AG	35,100	4,176,883
	SFS Group AG	85,811	9,872,935
	SGS SA	9,768	23,820,577
	Siegfried Holding AG	23,897	17,555,408
	SIG Group AG	1,099,727	27,257,790
	Sika AG	127,682	36,280,438
	Softwareone Holding AG	146,415	2,364,072
	Sonova Holding AG	80,248	20,067,749
	St Galler Kantonalbank AG	12,178	6,673,356
	Straumann Holding AG	115,678	15,146,529
	Sulzer AG	110,231	9,386,576
	Swatch Group AG	63,423	22,963,472
	Swatch Group AG	123,048	8,085,195
	Swiss Life Holding AG	63,954	37,851,026
	Swiss Prime Site AG	361,124	32,179,123
	Swiss Re AG	489,111	51,215,253
*	Swiss Steel Holding AG	1,787,267	374,235
	Swisscom AG	101,477	59,958,249
	Swissquote Group Holding SA	55,419	10,009,023
	Tecan Group AG	5,749	2,412,705
	Temenos AG	185,885	13,268,586
	Thurgauer Kantonalbank	1,440	185,645
#	Tornos Holding AG	25,100	151,939
	TX Group AG	11,468	1,797,974
	u-blox Holding AG	41,674	4,984,671
#*	UBS Group AG	2,630,594	56,253,478
	Valiant Holding AG	98,526	11,257,863
	Varia U.S. Properties AG	2,973	151,257
Ω	VAT Group AG	86,739	27,002,172
	Vaudoise Assurances Holding SA	5,541	2,677,681
	Vetropack Holding AG	40,832	1,883,701
#*	Von Roll Holding AG	106,896	104,447
	Vontobel Holding AG	157,349	11,143,914
	VP Bank AG, Class A	18,246	1,969,529
	VZ Holding AG	39,368	3,133,564
*	V-ZUG Holding AG	5,941	598,331
	Walliser Kantonalbank	3,138	361,791
	Warteck Invest AG	194	478,845
	Ypsomed Holding AG	12,744	2,615,278
	Zehnder Group AG	48,935	3,642,155
	Zug Estates Holding AG, Class B	466	919,213
	Zuger Kantonalbank AG	230	1,859,112
	Zurich Insurance Group AG	126,670	62,641,924
TOTAL SWITZERLAND			2,300,424,791
UNITED KINGDOM — (12.8%)
	3i Group PLC	1,992,511	38,873,350
	4imprint Group PLC	29,646	1,677,450
#*	888 Holdings PLC	1,292,347	1,154,211
	abrdn PLC	7,730,879	20,361,852
*	accesso Technology Group PLC	4,996	50,377
*	Accsys Technologies PLC	6,992	7,634
	Admiral Group PLC	355,896	9,675,145
	Advanced Medical Solutions Group PLC	53,891	169,030

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AG Barr PLC	354,868	$2,400,050
Ω	Airtel Africa PLC	3,417,589	4,933,839
	AJ Bell PLC	228,206	951,467
Ω	Alfa Financial Software Holdings PLC	141,874	307,292
	Alliance Pharma PLC	769,134	595,677
	Anglo American PLC	2,478,239	106,887,381
	Anglo-Eastern Plantations PLC	29,335	275,158
	Antofagasta PLC	592,344	12,727,426
	Argentex Group PLC	49,693	79,810
*	Ascential PLC	493,109	1,637,766
	Ashmore Group PLC	1,341,167	4,417,475
	Ashtead Group PLC	721,657	47,534,660
#*	ASOS PLC	109,086	1,180,225
	Associated British Foods PLC	572,445	13,140,593
#*Ω	Aston Martin Lagonda Global Holdings PLC	441,170	901,518
	AstraZeneca PLC, Sponsored ADR	621,563	40,631,573
	AstraZeneca PLC	95,527	12,515,227
Ω	Auto Trader Group PLC	2,655,102	20,599,562
	Aviva PLC	5,177,764	29,201,800
	Avon Protection PLC	91,653	1,144,096
	B&M European Value Retail SA	2,864,274	15,840,331
*	Babcock International Group PLC	4,099,331	15,487,528
	BAE Systems PLC	2,060,828	21,816,005
#Ω	Bakkavor Group PLC	196,505	279,159
	Balfour Beatty PLC	2,190,656	9,920,143
	Bank of Georgia Group PLC	244,814	8,075,397
	Barclays PLC, Sponsored ADR	2,662,901	24,711,721
	Barclays PLC	6,675,474	15,345,519
	Barratt Developments PLC	2,151,703	12,229,690
	Beazley PLC	1,433,228	11,794,603
	Begbies Traynor Group PLC	101,992	181,269
	Bellway PLC	530,954	13,887,431
	Berkeley Group Holdings PLC	308,718	15,808,719
	Bloomsbury Publishing PLC	214,583	1,180,229
*	BlueJay Mining PLC	993,331	59,748
	Bodycote PLC	977,970	7,853,648
*	boohoo Group PLC	1,249,441	682,240
	BP PLC, Sponsored ADR	3,594,991	130,246,524
	BP PLC	11,071,577	66,875,066
	BRAEMAR PLC	71,897	278,131
	Breedon Group PLC	483,063	409,219
	British American Tobacco PLC, Sponsored ADR	202,038	7,776,443
	British American Tobacco PLC	1,270,371	48,698,143
	Britvic PLC	1,592,483	15,275,615
	Brooks Macdonald Group PLC	757	20,490
	BT Group PLC	27,217,148	41,933,277
	Bunzl PLC	305,988	11,233,186
	Burberry Group PLC	862,728	26,279,478
	Burford Capital Ltd.	615,599	5,540,591
	Bytes Technology Group PLC	657,439	3,142,769
*	C&C Group PLC	1,794,815	3,566,843
*	Capita PLC	2,035,852	703,700
	Capital Ltd.	40,058	50,933
#*	Capricorn Energy PLC	3,157,945	9,446,792
*	Card Factory PLC	1,775,449	2,080,020
*	Carnival PLC	55,429	529,581
#*	Carnival PLC, ADR	122,081	1,187,848
	Carr's Group PLC	71,804	107,556
	Castings PLC	62,252	277,805

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Cazoo Group Ltd.	194,476	$40,937
	Centamin PLC	7,873,097	10,792,950
	Centaur Media PLC	126,418	80,253
	Central Asia Metals PLC	303,551	1,057,300
*	CentralNic Group PLC	24,706	43,909
	Centrica PLC	23,836,698	29,695,802
	Chemring Group PLC	1,034,428	3,616,080
	Chesnara PLC	507,075	1,786,790
	City of London Investment Group PLC	6,773	37,469
	Clarkson PLC	83,679	3,174,556
	Close Brothers Group PLC	822,883	9,854,599
	CLS Holdings PLC	50,807	93,494
Ω	CMC Markets PLC	700,004	2,096,885
	Coats Group PLC	1,613,705	1,451,037
	Coca-Cola HBC AG	415,356	10,093,719
	Compass Group PLC	1,156,126	27,617,538
	Computacenter PLC	489,909	13,463,910
Ω	ConvaTec Group PLC	2,333,571	6,768,446
*	Costain Group PLC	707,971	402,311
	Cranswick PLC	254,814	10,024,317
	Crest Nicholson Holdings PLC	2,054,331	6,181,659
	Croda International PLC	126,037	10,742,963
	Currys PLC	8,238,194	6,618,087
	CVS Group PLC	133,496	3,319,542
	DCC PLC	257,495	14,666,375
#*	De La Rue PLC	723,286	595,037
	Dechra Pharmaceuticals PLC	9,297	329,729
	Devro PLC	1,110,561	4,197,931
	DFS Furniture PLC	320,429	592,502
#	Diageo PLC, Sponsored ADR	255,774	45,233,632
	Diageo PLC	436,410	19,082,495
#*	Dialight PLC	31,395	97,137
#*	Dignity PLC	170,277	1,144,930
	Diploma PLC	387,140	13,095,939
	Direct Line Insurance Group PLC	5,673,699	12,440,401
	DiscoverIE Group PLC	323,216	3,430,172
	Diversified Energy Co. PLC	39,656	54,244
	Domino's Pizza Group PLC	1,661,885	6,436,670
	dotdigital group PLC	234,573	271,966
	Drax Group PLC	1,964,850	15,692,227
	DS Smith PLC	5,349,281	23,418,659
	Dunelm Group PLC	576,215	8,290,194
Ω	DWF Group PLC	187,172	187,536
††	Dyson Group PLC	3,999	135
*	easyJet PLC	866,636	5,279,189
	Ecora Resources PLC	729,645	1,335,096
	EKF Diagnostics Holdings PLC	38,270	19,391
*	Elementis PLC	3,041,689	4,701,741
	EMIS Group PLC	105,097	2,434,285
	Energean PLC	48,292	693,363
*	EnQuest PLC	6,178,206	1,670,394
	Entain PLC	566,131	10,439,836
	Epwin Group PLC	9,451	8,851
*	Ergomed PLC	31,356	464,511
*	Esken Ltd.	828,934	57,044
	Essentra PLC	964,328	2,577,072
*††	Evraz PLC	1,444,631	0
	Experian PLC	1,156,695	42,299,726
*	FD Technologies PLC	717	12,138

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings PLC	180,361	$1,746,713
	Ferguson PLC	298,884	42,199,566
	Ferrexpo PLC	2,159,750	4,225,413
	Fevertree Drinks PLC	98,168	1,323,600
	Firstgroup PLC	2,685,678	3,595,736
Ω	Forterra PLC	677,378	1,785,953
	Foxtons Group PLC	447,487	201,659
*	Frasers Group PLC	1,042,419	10,082,636
	Fresnillo PLC	493,417	5,012,058
*	Frontier Developments PLC	6,136	36,673
	Fuller Smith & Turner PLC, Class A	77,757	470,559
*Ω	Funding Circle Holdings PLC	65,068	46,652
	Galliford Try Holdings PLC	765,080	1,599,706
	Games Workshop Group PLC	126,350	14,655,724
#*	Gaming Realms PLC	35,681	12,471
	Gamma Communications PLC	83,385	1,216,448
	GB Group PLC	12,758	55,636
	Gem Diamonds Ltd.	1,834,426	672,220
	Genel Energy PLC	731,360	1,154,842
	Genuit Group PLC	974,611	3,930,738
*	Georgia Capital PLC	216,457	2,043,255
	Glencore PLC	17,549,994	117,530,237
	Gooch & Housego PLC	7,297	51,872
	Goodwin PLC	1,013	44,595
	Grafton Group PLC	682,351	7,745,330
	Grainger PLC	2,238,733	7,169,712
*	Greencore Group PLC	2,169,823	2,137,286
	Greggs PLC	661,068	22,074,350
	GSK PLC	2,378,923	41,785,818
#	GSK PLC, Sponsored ADR	560,378	19,758,942
	Gulf Keystone Petroleum Ltd.	1,405,124	3,600,448
*Ω	Gym Group PLC	271,086	431,358
	H&T Group PLC	17,925	97,237
*	Haleon PLC	2,973,655	11,916,565
#*	Haleon PLC, ADR	405,325	3,283,132
	Halfords Group PLC	1,936,845	4,906,139
	Halma PLC	276,739	7,367,906
	Harbour Energy PLC	473,911	1,832,997
	Hargreaves Lansdown PLC	786,688	8,660,822
	Hargreaves Services PLC	27,085	147,264
	Harworth Group PLC	63,915	91,382
	Hays PLC	7,390,771	11,276,459
	Headlam Group PLC	220,902	903,239
	Helical PLC	1,484,079	6,588,728
*	Helios Towers PLC	1,047,628	1,384,827
	Henry Boot PLC	150,711	440,284
	Hikma Pharmaceuticals PLC	592,924	12,542,774
	Hill & Smith PLC	368,840	5,740,285
	Hilton Food Group PLC	67,861	555,926
	Hiscox Ltd.	1,161,910	16,171,643
	Hochschild Mining PLC	1,677,230	1,416,949
	Hollywood Bowl Group PLC	179,447	582,243
*Ω	Hostelworld Group PLC	111,033	175,214
	Howden Joinery Group PLC	2,719,598	23,205,727
#	HSBC Holdings PLC, Sponsored ADR	3,036,261	112,159,481
Ω	HSS Hire Group PLC	141,629	20,913
	Hunting PLC	761,134	3,270,498
*	Hyve Group PLC	965,108	871,669
Ω	Ibstock PLC	1,741,423	3,631,537

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	IDOX PLC	103,546	$82,701
	IG Group Holdings PLC	1,667,551	16,395,819
	IMI PLC	1,657,425	29,676,336
	Impax Asset Management Group PLC	74,236	713,749
	Imperial Brands PLC, Sponsored ADR	25,186	631,917
	Imperial Brands PLC	2,292,697	57,515,105
	Inchcape PLC	2,477,916	27,937,811
*	Indivior PLC	602,864	14,475,603
	Informa PLC	1,628,216	13,466,563
	IntegraFin Holdings PLC	453,037	1,747,432
#	InterContinental Hotels Group PLC, ADR	77,860	5,508,602
	InterContinental Hotels Group PLC	123,307	8,560,376
	Intermediate Capital Group PLC	406,285	6,991,110
*	International Consolidated Airlines Group SA	937,841	1,960,304
	International Distributions Services PLC	3,890,957	11,013,341
	International Personal Finance PLC	1,825,759	1,907,754
	Intertek Group PLC	279,035	14,997,302
	Investec PLC	2,530,177	16,181,624
	iomart Group PLC	52,135	84,344
	IP Group PLC	1,318,137	992,125
#*	IQE PLC	559,211	326,975
	ITV PLC	10,501,523	10,516,554
*	IWG PLC	4,363,047	10,009,578
*	J D Wetherspoon PLC	695,403	3,913,154
	J Sainsbury PLC	6,984,652	22,651,783
*	James Fisher & Sons PLC	206,033	928,156
	James Halstead PLC	12,571	28,381
	JD Sports Fashion PLC	6,928,216	13,964,644
	JET2 PLC	172,775	2,604,508
*	John Wood Group PLC	2,989,642	5,241,126
	Johnson Matthey PLC	516,568	14,429,163
	Johnson Service Group PLC	442,200	615,152
Ω	JTC PLC	28,097	249,905
	Jupiter Fund Management PLC	2,373,811	4,110,406
#*Ω,*Ω	Just Eat Takeaway.com NV	117,926	3,016,321
	Just Group PLC	6,516,199	6,599,595
	Kainos Group PLC	271,744	4,946,152
	Keller Group PLC	473,441	4,718,262
*	Kier Group PLC	1,083,382	916,359
*	Kin & Carta PLC	896,432	2,441,967
	Kingfisher PLC	7,572,708	26,125,217
	Lancashire Holdings Ltd.	1,283,759	9,909,486
	Learning Technologies Group PLC	65,734	113,868
	Legal & General Group PLC	7,780,785	24,485,651
*	Liberty Global PLC, Class A	115,018	2,494,740
*	Liberty Global PLC, Class C	281,606	6,293,894
	Liontrust Asset Management PLC	78,818	1,129,292
	Lloyds Banking Group PLC	56,053,868	36,479,598
#	Lloyds Banking Group PLC, ADR	1,151,680	2,982,851
	London Stock Exchange Group PLC	156,253	14,304,195
	Lookers PLC	1,650,473	1,802,213
	LSL Property Services PLC	52,453	170,878
Ω	Luceco PLC	139,873	245,235
	M&G PLC	8,905,569	22,240,048
	Macfarlane Group PLC	218,218	280,830
	Man Group PLC	9,551,541	29,384,876
*	Marks & Spencer Group PLC	9,193,984	16,584,239
	Marshalls PLC	1,267,857	5,310,330
*	Marston's PLC	5,933,223	3,204,301

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	McBride PLC	984,768	$298,184
	Me Group International PLC	1,474,316	2,329,009
	Mears Group PLC	658,972	1,666,534
	Medica Group PLC	13,288	27,077
	Mediclinic International PLC	1,532,971	9,379,310
	Melrose Industries PLC	10,530,563	18,567,143
*	Metro Bank PLC	28,970	49,499
*	Mitchells & Butlers PLC	2,400,663	4,877,940
	Mitie Group PLC	5,214,713	5,027,720
	MJ Gleeson PLC	46,676	231,891
	Mondi PLC	1,033,804	19,495,313
	Moneysupermarket.com Group PLC	2,705,325	7,986,927
	Morgan Advanced Materials PLC	1,795,281	6,967,575
	Morgan Sindall Group PLC	245,095	4,968,132
	Mortgage Advice Bureau Holdings Ltd.	8,476	64,791
*	Motorpoint group PLC	58,346	100,669
	MP Evans Group PLC	6,876	69,161
#*	N Brown Group PLC	1,466,385	662,717
#*	Naked Wines PLC	16,192	26,544
*	National Express Group PLC	4,646,831	7,654,543
	National Grid PLC	666,462	8,472,662
#	National Grid PLC, Sponsored ADR	270,591	17,255,620
	NatWest Group PLC	5,170,120	19,724,300
#	NatWest Group PLC, Sponsored ADR	1,184,423	9,155,590
	NCC Group PLC	273,116	632,927
	Next Fifteen Communications Group PLC	75,176	931,293
	Next PLC	206,512	16,907,996
	Ninety One PLC	1,849,577	4,515,593
*	NIOX GROUP PLC	71,546	34,475
	Norcros PLC	85,885	216,011
	Numis Corp. PLC	105,678	269,919
*	Ocado Group PLC	185,888	1,487,548
	OSB Group PLC	1,102,507	7,432,976
	Oxford Instruments PLC	216,485	6,257,875
	Pagegroup PLC	2,106,718	11,860,019
	Pan African Resources PLC	4,383,627	910,277
	Paragon Banking Group PLC	1,535,418	11,391,296
*	Parkmead Group PLC	21,517	11,940
#	PayPoint PLC	311,393	1,990,238
	Pearson PLC	655,236	7,472,428
	Pearson PLC, Sponsored ADR	573,734	6,483,194
*	Pendragon PLC	6,515,837	1,599,050
	Pennon Group PLC	718,641	8,158,022
	Persimmon PLC	840,651	14,682,221
#*	Petrofac Ltd.	1,464,661	1,503,986
	Pets at Home Group PLC	2,234,879	9,722,219
*	Pharos Energy PLC	2,314,874	664,768
	Phoenix Group Holdings PLC	2,115,608	16,768,050
	Phoenix Spree Deutschland Ltd.	7,617	22,128
*	Playtech PLC	1,491,131	10,406,397
	Plus500 Ltd.	306,473	7,031,575
	Polar Capital Holdings PLC	111,087	710,017
	Porvair PLC	8,577	63,850
	PPHE Hotel Group Ltd.	9,271	145,363
	Premier Foods PLC	8,083,176	11,084,278
	Provident Financial PLC	669,822	1,934,755
#	Prudential PLC, ADR	328,039	10,940,101
	Prudential PLC	78,155	1,298,549
*	PureTech Health PLC	70,905	222,757

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	PZ Cussons PLC	862,627	$2,311,886
	QinetiQ Group PLC	3,037,830	13,626,452
Ω	Quilter PLC	4,232,030	5,025,245
*	Rank Group PLC	864,547	966,884
	Rathbones Group PLC	153,107	3,955,096
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	4,105,886	4,614,611
	Reckitt Benckiser Group PLC	338,030	24,088,322
	Record PLC	117,617	140,374
	Redde Northgate PLC	1,272,053	6,817,566
	Redrow PLC	1,282,803	8,228,221
	RELX PLC, Sponsored ADR	392,885	11,672,611
	RELX PLC	1,040,481	30,931,234
	Renew Holdings PLC	64,694	583,414
*	Renewi PLC	556,942	4,512,487
	Renishaw PLC	78,133	3,813,532
	Rentokil Initial PLC	4,032,481	24,450,657
*	Restaurant Group PLC	3,387,768	1,523,906
	Rhi Magnesita NV	59,806	2,012,621
	RHI Magnesita NV	86,189	2,866,677
	Ricardo PLC	129,502	827,071
	Rightmove PLC	1,936,248	14,068,560
	Rio Tinto PLC	606,029	47,452,814
#	Rio Tinto PLC, Sponsored ADR	1,132,747	89,883,474
	RM PLC	39,681	30,718
	Robert Walters PLC	178,335	1,102,875
*	Rockhopper Exploration PLC	104,390	12,104
	Rockhopper Exploration PLC	13,048	392
*	Rolls-Royce Holdings PLC	8,511,246	11,135,546
	Rotork PLC	4,310,398	16,979,656
	RS GROUP PLC	1,533,993	17,833,967
	RWS Holdings PLC	229,796	1,068,911
	S&U PLC	4,796	122,190
*	S4 Capital PLC	229,567	620,140
Ω	Sabre Insurance Group PLC	123,131	156,522
*	Saga PLC	737,251	1,697,013
	Sage Group PLC	1,341,088	12,884,730
*	Savannah Energy PLC	547,478	177,176
	Savills PLC	884,557	10,641,726
	Schroders PLC	1,415,416	8,370,466
	ScS Group PLC	16,720	45,328
	Senior PLC	1,649,458	3,110,255
	Serco Group PLC	3,050,074	5,493,618
	Serica Energy PLC	343,590	1,075,174
	Severfield PLC	697,941	533,860
	Severn Trent PLC	378,966	13,188,352
	Shell PLC	1,488,020	43,684,931
	Shell PLC, ADR	4,640,369	272,900,101
*	SIG PLC	2,819,675	1,218,066
	Sirius Real Estate Ltd.	2,118,034	2,211,581
	Smart Metering Systems PLC	108,571	1,168,255
#	Smith & Nephew PLC, Sponsored ADR	40,312	1,120,660
	Smith & Nephew PLC	529,669	7,314,906
	Smiths Group PLC	638,505	13,630,172
	Smiths News PLC	236,049	148,588
	Softcat PLC	567,350	8,489,769
*	SolGold PLC	560,933	112,052
	Spectris PLC	279,357	11,075,100
	Speedy Hire PLC	2,258,545	1,119,139

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spirax-Sarco Engineering PLC	120,164	$17,164,431
*Ω	Spire Healthcare Group PLC	1,505,218	4,509,751
	Spirent Communications PLC	2,116,238	5,735,199
	Sportech PLC	87,274	19,487
	SSE PLC	2,035,640	43,450,064
*	SSP Group PLC	2,239,645	7,170,361
	St. James's Place PLC	729,396	11,060,366
*	Staffline Group PLC	61,657	27,020
	Standard Chartered PLC	4,236,364	35,583,820
	SThree PLC	448,843	2,350,461
#	Strix Group PLC	72,876	87,959
††	Studio Retail Group PLC	86,255	22,927
	STV Group PLC	65,403	213,218
*	Superdry PLC	257,299	382,655
	Synthomer PLC	1,982,252	3,827,086
	Tate & Lyle PLC	2,233,302	20,796,646
	Taylor Wimpey PLC	12,104,444	17,562,590
	TBC Bank Group PLC	34,024	1,000,105
	TClarke PLC	71,798	127,553
	Telecom Plus PLC	313,630	7,724,527
	Tesco PLC	9,171,078	27,874,388
#*	THG PLC	311,706	223,728
Ω	TI Fluid Systems PLC	385,170	565,988
	Topps Tiles PLC	971,419	580,926
	TP ICAP Group PLC	6,329,685	13,785,430
	Travis Perkins PLC	1,320,828	16,569,480
#*	Tremor International Ltd.	4,362	17,711
*	Tremor International Ltd., ADR	19,617	159,879
	Trifast PLC	104,472	102,371
	TT Electronics PLC	1,110,622	2,542,072
#*	Tullow Oil PLC	3,780,065	1,683,334
	Tyman PLC	307,737	986,854
#	Unilever PLC, Sponsored ADR	806,342	41,204,076
	Unilever PLC	1,049,964	53,336,891
	United Utilities Group PLC	949,917	12,429,726
*	Verici Dx PLC	765	108
	Vertu Motors PLC	720,052	530,297
	Vesuvius PLC	1,018,529	5,136,498
	Victrex PLC	314,837	7,165,227
	VIDENDUM PLC	80,402	1,022,212
	Virgin Money UK PLC	4,836,754	11,572,916
	Vistry Group PLC	1,260,213	11,606,736
	Vodafone Group PLC	37,700,502	43,499,320
#	Volex PLC	128,856	405,754
	Volution Group PLC	348,490	1,625,180
	Vp PLC	17,118	150,181
*Ω	Watches of Switzerland Group PLC	531,303	6,237,047
	Watkin Jones PLC	432,266	605,760
	Weir Group PLC	269,196	5,934,159
	WH Smith PLC	432,187	8,534,636
	Whitbread PLC	436,198	16,428,181
	Wickes Group PLC	1,920,329	3,595,054
	Wilmington PLC	150,471	648,367
	Wincanton PLC	506,205	1,839,616
*	Wise PLC, Class A	22,664	151,931
*Ω	Wizz Air Holdings PLC	2,007	66,174
#	WPP PLC, Sponsored ADR	115,370	6,751,452
	WPP PLC	1,461,976	17,081,340
*	Xaar PLC	225,814	476,765

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	XP Power Ltd.	14,169	$423,951
	XPS Pensions Group PLC	7,023	13,941
	Young & Co's Brewery PLC, Class A	22,260	283,317
	Zotefoams PLC	10,156	46,526
TOTAL UNITED KINGDOM			4,027,782,404
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	173,129	3,283,936
*	GXO Logistics, Inc.	1,634	85,487
	Hecla Mining Co.	1,415	8,732
*	Noble Corp. PLC	109,610	4,441,911
#	VAALCO Energy, Inc.	108,074	502,544
TOTAL UNITED STATES			8,322,610
TOTAL COMMON STOCKS			30,100,163,048
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	88,531	8,387,324
#	Draegerwerk AG & Co. KGaA	53,945	2,415,030
	Fuchs Petrolub SE	243,268	9,705,026
	Henkel AG & Co. KGaA	124,572	8,882,018
	Jungheinrich AG	343,204	13,649,165
	Porsche Automobil Holding SE	252,720	15,111,816
#	Sartorius AG	36,356	16,302,469
	Schaeffler AG	106,381	763,549
	Sixt SE	90,052	6,862,473
	STO SE & Co. KGaA	9,414	1,581,388
	Villeroy & Boch AG	61,622	1,322,369
	Volkswagen AG	410,212	56,892,576
TOTAL GERMANY			141,875,203
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	5,460	38
*	Decmil Group Ltd. Warrants 09/06/23	5,654	0
*	European Lithium Ltd.	49,776	703
*	Highfield Resources Ltd. Warrants 06/19/24	7,045	0
TOTAL AUSTRALIA			741
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	202,486	0
*††	S Immo AG 8/11/23	151,701	0
HONG KONG — (0.0%)
#*	MECOM Power & Construction Ltd.	120,800	2,003
ITALY — (0.0%)
#*	Webuild SpA	66,474	0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	2,760,613	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion	699,932	355,127

International Core Equity Portfolio
CONTINUED
	Shares	Value»

SPAIN — (Continued)
#* Sacyr SA	2,555,134	$174,074
TOTAL SPAIN		529,201
SWEDEN — (0.0%)
#* Fingerprint Cards AB Warrants 09/08/23	2,126	159
TOTAL RIGHTS/WARRANTS		532,104
TOTAL INVESTMENT SECURITIES (Cost $24,776,224,769)		30,242,570,355

			Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	106,035,814	1,226,622,299
TOTAL INVESTMENTS — (100.0%)
(Cost $26,002,595,963)^^			$31,469,192,654
As of January 31, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,272	03/17/23	$252,292,301	$260,124,000	$7,831,699
Total Futures Contracts			$252,292,301	$260,124,000	$7,831,699
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$113,064,473	$2,050,593,791	$24,935	$2,163,683,199
Austria	56,448	168,192,996	—	168,249,444
Belgium	6,848,109	369,985,308	—	376,833,417
Canada	3,376,619,573	10,447,958	29,840	3,387,097,371
China	9,949,221	6,701,175	—	16,650,396
Colombia	1,310,020	—	—	1,310,020
Denmark	82,613,375	636,166,617	—	718,779,992
Finland	11,929,736	468,773,513	—	480,703,249
France	30,307,851	2,429,996,866	—	2,460,304,717
Germany	46,728,324	2,017,831,125	—	2,064,559,449
Hong Kong	650,298	696,362,566	164,259	697,177,123
Ireland	57,559,490	193,682,802	—	251,242,292
Israel	24,675,851	244,809,781	—	269,485,632
Italy	7,316,776	820,325,792	—	827,642,568
Japan	110,002,304	6,481,199,673	—	6,591,201,977
Netherlands	188,072,613	814,755,162	—	1,002,827,775
New Zealand	282,205	115,366,805	—	115,649,010
Norway	5,866,254	253,389,647	—	259,255,901
Portugal	357,867	90,163,222	—	90,521,089
Singapore	6,241	308,710,148	441,195	309,157,584
Spain	11,839,275	669,818,766	—	681,658,041
Sweden	252,714	829,390,283	—	829,642,997

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$203,827,169	$2,096,597,622	—	$2,300,424,791
United Kingdom	879,128,021	3,148,631,321	$23,062	4,027,782,404
United States	596,763	7,725,847	—	8,322,610
Preferred Stocks
Germany	—	141,875,203	—	141,875,203
Rights/Warrants
Australia	—	741	—	741
Hong Kong	—	2,003	—	2,003
Spain	—	529,201	—	529,201
Sweden	—	159	—	159
Securities Lending Collateral	—	1,226,622,299	—	1,226,622,299
Futures Contracts**	7,831,699	—	—	7,831,699
TOTAL	$5,177,692,670	$26,298,648,392	$683,291^	$31,477,024,353
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,451,696,166
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,646,495,490
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,374,499,231
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,296,198,713
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,147,972,401
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,916,862,001

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $82,470,428)	82,470,428	82,470,428
TOTAL INVESTMENTS — (100.0%) (Cost $9,866,393,237)^^		$10,999,332,429
As of January 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	310	03/17/23	$60,812,956	$63,395,000	$2,582,044
Total Futures Contracts			$60,812,956	$63,395,000	$2,582,044
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,916,862,001	—	—	$10,916,862,001
Temporary Cash Investments	82,470,428	—	—	82,470,428
Futures Contracts**	2,582,044	—	—	2,582,044
TOTAL	$11,001,914,473	—	—	$11,001,914,473
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,280,888	$53,886,954
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,201,397
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,994,409
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,508,262
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,428,324
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,319,777
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,865,033
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $80,880,460)^^		$92,204,156
Summary of the Portfolio’s investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$92,204,156	—	—	$92,204,156
TOTAL	$92,204,156	—	—	$92,204,156

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$256,920,676
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$256,920,676
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$238,765,911
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$238,765,911
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,455,312
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$22,455,312
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$756,155,854
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$756,155,854
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (20.0%)
	360 Capital Group Ltd.	154,969	$91,151
	Abacus Property Group	4,880,304	9,670,693
	Arena REIT	3,948,091	10,473,371
	Aspen Group Ltd.	1,500,979	1,997,103
#	Australian Unity Office Fund	317,893	374,723
	BWP Trust	5,396,216	15,010,778
	Carindale Property Trust	264,791	820,977
	Centuria Capital Group	3,012,498	4,004,335
	Centuria Industrial REIT	6,352,162	15,103,443
	Centuria Office REIT	6,459,877	7,333,940
	Charter Hall Group	5,242,140	51,617,132
	Charter Hall Long Wale REIT	6,674,085	21,598,829
	Charter Hall Retail REIT	5,844,394	16,596,912
	Charter Hall Social Infrastructure REIT	4,267,158	10,529,700
#	Cromwell Property Group	15,824,302	8,130,662
	Dexus	11,836,011	68,625,883
#	Dexus Convenience Retail REIT	560,360	1,133,184
#	Dexus Industria REIT	3,011,439	6,581,390
	Garda Property Group	280,209	278,477
	GDI Property Group Partnership	6,468,961	3,693,119
	Goodman Group	18,820,981	268,454,462
	GPT Group	20,872,428	67,658,715
	Growthpoint Properties Australia Ltd.	3,058,356	7,064,211
	HMC Capital Ltd.	82,210	269,110
	HomeCo Daily Needs REIT	9,664,925	9,277,006
	Hotel Property Investments Ltd.	2,444,680	6,074,617
	Ingenia Communities Group	5,240,086	17,257,055
	Mirvac Group	43,971,813	71,041,227
	National Storage REIT	12,012,588	19,769,558
	Region RE Ltd.	12,603,523	24,184,829
	Scentre Group	57,081,269	123,855,298
	Stockland	26,587,134	74,291,561
	Vicinity Ltd.	42,882,787	62,739,245
	Waypoint REIT Ltd.	7,597,566	15,001,773
TOTAL AUSTRALIA			1,020,604,469
BELGIUM — (3.3%)
	Aedifica SA	420,345	36,886,117
	Ascencio	28,195	1,665,308
#	Care Property Invest NV	331,101	5,191,362
	Cofinimmo SA	339,609	30,890,530
#	Home Invest Belgium SA	34,403	739,646
	Intervest Offices & Warehouses NV	328,706	7,179,904
#	Montea NV	132,005	10,594,044
	Nextensa SA	30,707	1,601,376
	Retail Estates NV	131,267	9,062,061
	Warehouses De Pauw CVA	1,707,182	54,137,951
	Wereldhave Belgium Comm VA	45,543	2,576,552
	Xior Student Housing NV	188,333	6,327,457
TOTAL BELGIUM			166,852,308
CANADA — (5.5%)
	Allied Properties Real Estate Investment Trust	614,301	13,702,945
#	Artis Real Estate Investment Trust	732,028	5,226,610

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Automotive Properties Real Estate Investment Trust	234,113	$2,190,603
#	Boardwalk Real Estate Investment Trust	232,788	9,836,039
	BSR Real Estate Investment Trust	167,100	2,464,725
#	BTB Real Estate Investment Trust	511,859	1,488,779
#	Canadian Apartment Properties REIT	874,889	32,350,937
#	Choice Properties Real Estate Investment Trust	1,686,301	18,972,554
#	Crombie Real Estate Investment Trust	548,329	6,808,008
#	CT Real Estate Investment Trust	561,746	6,945,039
#	Dream Industrial Real Estate Investment Trust	1,291,037	13,584,246
#	Dream Office Real Estate Investment Trust	292,911	3,605,939
#	European Residential Real Estate Investment Trust	202,655	569,636
#	First Capital Real Estate Investment Trust	1,128,674	15,226,559
#	Granite Real Estate Investment Trust	317,685	19,442,403
#	H&R Real Estate Investment Trust	1,429,456	13,977,096
#	Inovalis Real Estate Investment Trust	281,154	984,689
	InterRent Real Estate Investment Trust	757,866	8,207,770
	Killam Apartment Real Estate Investment Trust	634,165	8,769,784
#Ω	Minto Apartment Real Estate Investment Trust	213,005	2,711,890
	Morguard North American Residential Real Estate Investment Trust	271,439	3,702,693
#	Morguard Real Estate Investment Trust	373,015	1,527,888
	Nexus Industrial REIT	144,902	1,170,716
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,214,989	9,195,400
#	Plaza Retail REIT	567,454	1,995,929
#	Primaris REIT	391,378	4,491,628
#	PRO Real Estate Investment Trust	354,956	1,734,030
#	RioCan Real Estate Investment Trust	1,566,434	27,171,693
#	Slate Grocery REIT, Class U	274,305	3,288,238
#	Slate Office REIT	433,823	1,454,173
#	SmartCentres Real Estate Investment Trust	759,563	16,098,363
#	Summit Industrial Income REIT	1,069,416	18,389,567
#	True North Commercial Real Estate Investment Trust	484,212	2,252,657
TOTAL CANADA			279,539,226
CHINA — (0.2%)
	China Merchants Commercial Real Estate Investment Trust, Class R	237,000	64,976
	Spring Real Estate Investment Trust	5,905,000	1,952,056
#	Yuexiu Real Estate Investment Trust	24,240,250	7,918,453
TOTAL CHINA			9,935,485
FRANCE — (3.9%)
#	Altarea SCA	45,872	6,252,079
	ARGAN SA	70,395	5,983,050
	Carmila SA	528,991	7,984,638
	Covivio	515,015	35,352,910
	Covivio Hotels SACA	1,523	26,322
	Gecina SA	493,183	58,417,354
#	ICADE	371,321	17,637,815
	Klepierre SA	2,262,070	57,412,117
	Mercialys SA	956,965	10,627,873
	Societe de la Tour Eiffel	51,211	1,153,410
#	Vitura SA	18,365	503,342
TOTAL FRANCE			201,350,910
GERMANY — (0.2%)
#	Hamborner REIT AG	1,152,290	9,018,882
HONG KONG — (4.4%)
	Champion REIT	24,295,012	10,771,042

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Fortune Real Estate Investment Trust	16,998,000	$14,710,652
	Link REIT	23,528,768	188,332,734
	Prosperity REIT	16,691,000	4,856,107
	Regal Real Estate Investment Trust	9,834,000	1,719,966
	Sunlight Real Estate Investment Trust	13,160,000	5,827,288
TOTAL HONG KONG			226,217,789
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	5,372,054	6,683,554
ITALY — (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	775,482	2,401,397
JAPAN — (23.3%)
	Activia Properties, Inc.	7,653	22,918,056
#	Advance Residence Investment Corp.	14,710	35,933,012
#	AEON REIT Investment Corp.	18,358	20,289,826
#	Comforia Residential REIT, Inc.	7,239	16,084,695
	CRE Logistics REIT, Inc.	6,187	8,412,440
	Daiwa House REIT Investment Corp.	24,740	53,827,657
	Daiwa Office Investment Corp.	3,440	16,198,967
	Daiwa Securities Living Investments Corp.	21,618	18,087,921
#	ESCON Japan Reit Investment Corp.	2,589	2,294,637
#	Frontier Real Estate Investment Corp.	5,411	20,865,819
	Fukuoka REIT Corp.	7,180	9,233,530
	Global One Real Estate Investment Corp.	10,968	9,056,876
	GLP J-Reit	48,883	55,314,078
	Hankyu Hanshin REIT, Inc.	6,761	7,454,789
#	Health Care & Medical Investment Corp.	4,097	5,104,216
	Heiwa Real Estate REIT, Inc.	10,797	12,556,991
	Hoshino Resorts REIT, Inc.	2,687	15,393,714
	Hulic Reit, Inc.	14,548	17,388,677
	Ichigo Hotel REIT Investment Corp.	3,037	2,667,478
	Ichigo Office REIT Investment Corp.	13,797	9,031,329
#	Industrial & Infrastructure Fund Investment Corp.	21,971	24,349,130
	Invincible Investment Corp.	67,752	28,894,282
	Itochu Advance Logistics Investment Corp.	6,351	6,831,621
	Japan Excellent, Inc.	13,652	13,027,569
	Japan Hotel REIT Investment Corp.	49,564	31,408,019
#	Japan Logistics Fund, Inc.	9,413	21,463,916
	Japan Metropolitan Fund Invest	78,356	60,575,772
	Japan Prime Realty Investment Corp.	9,508	25,793,560
	Japan Real Estate Investment Corp.	13,885	59,531,799
	Kenedix Office Investment Corp.	9,552	22,691,374
#	Kenedix Residential Next Investment Corp.	11,239	16,751,335
	Kenedix Retail REIT Corp.	6,802	12,752,895
	LaSalle Logiport REIT	20,163	24,429,558
	Marimo Regional Revitalization REIT, Inc.	2,195	2,109,943
	Mirai Corp.	20,110	6,790,776
	Mitsubishi Estate Logistics REIT Investment Corp.	4,821	15,153,873
#	Mitsui Fudosan Logistics Park, Inc.	6,067	21,174,215
#	Mori Hills REIT Investment Corp.	17,278	19,633,628
#	Mori Trust Hotel Reit, Inc.	4,059	4,204,849
	Mori Trust Sogo Reit, Inc.	11,206	12,645,790
	Nippon Accommodations Fund, Inc.	5,458	24,497,804
	Nippon Building Fund, Inc.	16,850	73,640,612
	Nippon Prologis REIT, Inc.	24,060	54,595,529
	NIPPON REIT Investment Corp.	5,041	12,836,889
	Nomura Real Estate Master Fund, Inc.	46,861	54,802,293

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NTT UD REIT Investment Corp.	15,787	$16,100,893
	One REIT, Inc.	2,811	5,328,353
	Ooedo Onsen Reit Investment Corp.	2,915	1,375,208
	Orix JREIT, Inc.	29,311	40,327,921
#	Samty Residential Investment Corp.	4,337	3,636,556
	Sankei Real Estate, Inc.	4,908	3,342,629
	Sekisui House Reit, Inc.	46,554	25,449,164
	SOSiLA Logistics REIT, Inc.	6,317	6,288,104
#	Star Asia Investment Corp.	19,125	7,758,616
	Starts Proceed Investment Corp.	3,200	5,607,043
	Takara Leben Real Estate Investment Corp.	6,857	5,140,517
#	Tokyu REIT, Inc.	9,916	14,941,671
	Tosei Reit Investment Corp.	4,068	4,117,009
	United Urban Investment Corp.	32,941	37,483,617
	XYMAX REIT Investment Corp.	2,837	2,572,761
TOTAL JAPAN			1,188,171,801
MALAYSIA — (0.5%)
	Al-'Aqar Healthcare REIT	191,600	56,239
	AmanahRaya Real Estate Investment Trust	294,900	41,817
	AmFIRST Real Estate Investment Trust	1,788,940	150,911
#	Axis Real Estate Investment Trust	9,815,007	4,259,010
	Capitaland Malaysia Trust	12,874,803	1,783,412
#	IGB Real Estate Investment Trust	14,967,600	6,176,925
#	KLCCP Stapled Group	2,849,800	4,707,878
	Pavilion Real Estate Investment Trust	2,389,900	756,784
	Sentral REIT	3,104,400	659,163
	Sunway Real Estate Investment Trust	16,539,900	6,095,733
#	YTL Hospitality REIT	6,204,300	1,433,852
TOTAL MALAYSIA			26,121,724
MEXICO — (2.1%)
#	Asesor de Activos Prisma SAPI de CV	5,358,599	1,707,421
#	Concentradora Fibra Danhos SA de CV	3,312,173	4,362,173
#*Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,135,625	2,183,060
Ω	FIBRA Macquarie Mexico	13,479,174	22,863,164
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	442,814
	Fibra Uno Administracion SA de CV	33,022,975	44,684,177
#	Prologis Property Mexico SA de CV	4,761,626	15,528,608
	TF Administradora Industrial S de Real de CV	10,224,046	17,483,035
TOTAL MEXICO			109,254,452
NETHERLANDS — (2.5%)
	Eurocommercial Properties NV	616,701	15,442,807
	NSI NV	280,815	7,329,395
*	Unibail-Rodamco-Westfield, CDI	6,456,966	20,831,239
*	Unibail-Rodamco-Westfield	1,080,398	69,918,260
	Vastned Retail NV	194,763	4,489,571
#	Wereldhave NV	487,538	7,323,734
TOTAL NETHERLANDS			125,335,006
NEW ZEALAND — (1.3%)
	Argosy Property Ltd.	10,196,510	7,598,480
#	Goodman Property Trust	12,538,063	16,709,332
	Kiwi Property Group Ltd.	18,440,439	11,395,839
#	Precinct Properties New Zealand Ltd.	14,005,672	11,382,633
#	Property for Industry Ltd.	3,239,079	4,760,632

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Stride Property Group	4,212,803	$3,788,906
	Vital Healthcare Property Trust	5,466,923	8,453,802
TOTAL NEW ZEALAND			64,089,624
SINGAPORE — (10.7%)
	AIMS APAC REIT	7,569,954	7,918,467
	ARA U.S. Hospitality Trust	143,100	55,364
	CapitaLand Ascendas REIT	36,896,880	81,196,390
#	CapitaLand Ascott Trust	21,352,121	18,100,936
#	CapitaLand China Trust	13,682,400	13,046,946
#	CapitaLand Integrated Commercial Trust	57,516,011	94,103,864
	CDL Hospitality Trusts	12,002,380	12,385,044
#	EC World Real Estate Investment Trust	2,427,600	851,160
	ESR-LOGOS REIT	62,060,203	18,016,165
	Far East Hospitality Trust	10,826,621	5,534,828
	First Real Estate Investment Trust	17,104,403	3,653,023
	Frasers Centrepoint Trust	11,383,458	19,299,398
	Frasers Hospitality Trust	1,824,808	694,735
#	Frasers Logistics & Commercial Trust	32,188,233	30,980,990
#	IREIT Global	2,262,581	956,951
#	Keppel DC REIT	15,164,383	23,636,192
	Keppel Pacific Oak U.S. REIT	7,998,400	4,285,551
#	Keppel REIT	20,370,826	15,013,677
	Lendlease Global Commercial	13,135,599	7,274,560
#	Lippo Malls Indonesia Retail Trust	56,634,879	1,385,179
	Manulife U.S. Real Estate Investment Trust	18,137,386	6,000,246
	Mapletree Industrial Trust	22,462,958	40,823,101
	Mapletree Logistics Trust	36,899,047	47,702,789
	Mapletree Pan Asia Commercial Trust	24,528,206	34,129,100
#	OUE Commercial Real Estate Investment Trust	15,105,555	4,032,475
	Parkway Life Real Estate Investment Trust	4,401,600	13,623,280
	Prime U.S. REIT	3,119,800	1,626,165
#	Sabana Industrial Real Estate Investment Trust	11,018,690	3,742,782
#	Sasseur Real Estate Investment Trust	3,885,800	2,413,541
	Starhill Global REIT	22,628,100	9,843,086
	Suntec Real Estate Investment Trust	24,108,500	25,775,414
TOTAL SINGAPORE			548,101,399
SOUTH AFRICA — (1.8%)
	Attacq Ltd.	4,606,712	1,939,342
	Equites Property Fund Ltd.	6,665,593	6,101,209
	Fairvest Ltd., Class B	5,539,641	969,024
	Growthpoint Properties Ltd.	35,135,918	28,329,491
#	Hyprop Investments Ltd.	4,532,200	8,709,348
	Investec Property Fund Ltd.	4,670,418	2,514,073
	Lighthouse Properties PLC	57,019	22,223
	Octodec Investments Ltd.	456,880	280,252
	Redefine Properties Ltd.	70,298,089	16,271,773
	Resilient REIT Ltd.	4,285,375	13,027,986
#	SA Corporate Real Estate Ltd.	29,037,791	3,849,240
	Vukile Property Fund Ltd.	10,204,313	7,737,519
TOTAL SOUTH AFRICA			89,751,480
SOUTH KOREA — (0.2%)
	E KOCREF CR-REIT Co. Ltd.	319,190	1,377,989
	IGIS Residence REIT Co. Ltd.	9,848	32,729
	IGIS Value Plus REIT Co. Ltd.	226,149	910,740
	JR Global Reit	1,176,072	4,288,376

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Koramco Energy Plus Reit	603,560	$2,570,740
	Miraeasset Maps Reit1 Co. Ltd.	9,562	29,050
	Shinhan Alpha REIT Co. Ltd.	518,363	3,008,125
TOTAL SOUTH KOREA			12,217,749
SPAIN — (1.3%)
	Inmobiliaria Colonial Socimi SA	3,277,252	23,903,472
	Lar Espana Real Estate Socimi SA	928,116	4,637,231
	Merlin Properties Socimi SA	3,650,585	35,675,983
TOTAL SPAIN			64,216,686
TAIWAN — (0.3%)
	Cathay No 1 REIT	10,846,000	6,479,336
	Cathay No 2 REIT	4,142,000	2,469,819
	Fubon No 1 REIT	1,308,000	691,521
	Fubon No 2 REIT	4,032,000	2,027,162
	Shin Kong No.1 REIT	4,876,000	3,341,888
TOTAL TAIWAN			15,009,726
TURKEY — (0.5%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	4,946,346	1,037,735
*	AKIS Gayrimenkul Yatirimi AS	4,809,718	1,550,717
	Alarko Gayrimenkul Yatirim Ortakligi AS	368,371	1,206,056
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,700,894	10,341,709
	Halk Gayrimenkul Yatirim Ortakligi AS	2,186,749	559,985
#*	Is Gayrimenkul Yatirim Ortakligi AS	3,870,378	2,385,747
*	Nurol Gayrimenkul Yatirim Ortakligi AS	587,390	195,781
*	Ozak Gayrimenkul Yatirim Ortakligi	2,249,501	1,677,227
*	Panora Gayrimenkul Yatirim Ortakligi	656,432	924,480
	Reysas Gayrimenkul Yatirim Ortakligi AS	132,135	76,408
	Servet Gayrimenkul Yatirim Ortakligi AS	7,808	80,221
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,315,492	1,115,673
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	4,097,751	977,840
	Yeni Gimat Gayrimenkul Ortakligi AS	497,770	982,744
TOTAL TURKEY			23,112,323
UNITED KINGDOM — (12.8%)
	ABRDN PROPERTY INCOME TRUST Ltd.	4,327,389	3,523,770
	Assura PLC	33,622,358	23,141,312
	Balanced Commercial Property Trust Ltd.	1,241,676	1,216,713
	Big Yellow Group PLC	2,090,647	31,182,410
	British Land Co. PLC	9,736,555	53,286,917
	Capital & Counties Properties PLC	8,272,315	11,724,595
	Capital & Regional PLC	5,467	3,716
	Civitas Social Housing PLC	6,401,759	4,507,803
	CLS Holdings PLC	661,185	1,216,703
	CT Property Trust Ltd.	127,514	112,075
	Custodian Property Income REIT PLC	2,910,947	3,276,096
	Derwent London PLC	1,135,087	36,208,960
	Ediston Property Investment Co. PLC	939,466	755,726
	Empiric Student Property PLC	6,596,684	7,113,006
	Great Portland Estates PLC	2,447,280	17,214,448
#	Hammerson PLC	54,551,396	18,049,269
	Impact Healthcare REIT PLC	1,691,607	2,167,778
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	7,968,687	69,812,121
	LondonMetric Property PLC	10,768,447	25,091,164

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	LXI REIT PLC	15,325,107	$21,331,575
	NewRiver REIT PLC	4,661,654	5,051,688
	Palace Capital PLC	27,775	68,954
	Picton Property Income Ltd.	590,147	560,815
	Primary Health Properties PLC	14,805,003	20,512,090
	PRS REIT PLC	1,458,789	1,638,177
Ω	Regional REIT Ltd.	4,908,441	3,591,003
Ω	Residential Secure Income PLC	132,270	128,324
	Safestore Holdings PLC	2,488,183	30,982,087
	Schroder Real Estate Investment Trust Ltd.	5,561,215	3,224,580
	Segro PLC	13,343,385	137,351,335
#	Shaftesbury PLC	2,388,608	11,633,410
	Target Healthcare REIT PLC	4,667,921	4,665,274
	Town Centre Securities PLC	263	507
Ω	Triple Point Social Housing REIT PLC	18,595	11,426
	Tritax Big Box REIT PLC	20,813,907	40,103,533
	UK Commercial Property REIT Ltd.	1,832,908	1,310,156
	UNITE Group PLC	3,752,133	46,223,007
#	Urban Logistics REIT PLC	886,242	1,568,041
	Warehouse REIT PLC	59,125	77,103
	Workspace Group PLC	1,810,087	11,303,110
TOTAL UNITED KINGDOM			650,940,777
TOTAL COMMON STOCKS Cost ($4,930,178,682)			4,838,926,767

			Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§	The DFA Short Term Investment Fund	22,398,001	259,100,073
TOTAL INVESTMENTS — (100.0%)
(Cost $5,189,265,607)^^			$5,098,026,840
As of January 31, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	154	03/17/23	$30,416,962	$31,493,000	$1,076,038
Total Futures Contracts			$30,416,962	$31,493,000	$1,076,038
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$374,723	$1,020,229,746	—	$1,020,604,469
Belgium	—	166,852,308	—	166,852,308
Canada	279,539,226	—	—	279,539,226
China	—	9,935,485	—	9,935,485
France	—	201,350,910	—	201,350,910
Germany	—	9,018,882	—	9,018,882

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$226,217,789	—	$226,217,789
Ireland	—	6,683,554	—	6,683,554
Italy	—	2,401,397	—	2,401,397
Japan	—	1,188,171,801	—	1,188,171,801
Malaysia	—	26,121,724	—	26,121,724
Mexico	$109,254,452	—	—	109,254,452
Netherlands	—	125,335,006	—	125,335,006
New Zealand	—	64,089,624	—	64,089,624
Singapore	—	548,101,399	—	548,101,399
South Africa	—	89,751,480	—	89,751,480
South Korea	—	12,217,749	—	12,217,749
Spain	—	64,216,686	—	64,216,686
Taiwan	—	15,009,726	—	15,009,726
Turkey	—	23,112,323	—	23,112,323
United Kingdom	—	650,940,777	—	650,940,777
Securities Lending Collateral	—	259,100,073	—	259,100,073
Futures Contracts**	1,076,038	—	—	1,076,038
TOTAL	$390,244,439	$4,708,858,439	—	$5,099,102,878
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value†
COMMON STOCKS — (63.7%)
UNITED STATES — (63.7%)
	Acadia Realty Trust	418,863	$6,504,942
#	Agree Realty Corp.	358,212	26,733,362
	Alexander's, Inc.	9,718	2,305,887
	Alexandria Real Estate Equities, Inc.	669,873	107,675,386
	Alpine Income Property Trust, Inc.	25,057	513,669
	American Assets Trust, Inc.	222,786	6,340,490
	American Homes 4 Rent, Class A	1,393,909	47,797,154
	American Tower Corp.	1,953,766	436,451,787
	Americold Realty Trust, Inc.	917,294	28,812,205
	Apartment Income REIT Corp.	693,847	26,546,588
	Apartment Investment & Management Co., Class A	665,974	5,001,465
	Apple Hospitality REIT, Inc.	997,783	17,690,693
*	Ashford Hospitality Trust, Inc.	72,096	496,741
	AvalonBay Communities, Inc.	599,713	106,413,075
*	Bluerock Homes Trust, Inc.	14,660	316,811
	Boston Properties, Inc.	635,352	47,359,138
#	Braemar Hotels & Resorts, Inc.	210,348	1,114,844
	Brandywine Realty Trust	789,239	5,177,408
	Brixmor Property Group, Inc.	1,329,571	31,284,806
	Broadstone Net Lease, Inc.	391,109	7,082,984
	BRT Apartments Corp.	30,365	636,147
	Camden Property Trust	443,343	54,624,291
	CareTrust REIT, Inc.	452,171	9,368,983
	Centerspace	68,314	4,619,393
	Chatham Lodging Trust	198,217	2,816,664
	City Office REIT, Inc.	196,886	1,937,358
	Clipper Realty, Inc.	12,303	86,613
	Community Healthcare Trust, Inc.	101,878	4,368,529
	Corporate Office Properties Trust	516,520	14,498,716
#	Cousins Properties, Inc.	650,740	17,843,292
	Creative Media & Community Trust Corp.	2,013	10,588
	Crown Castle, Inc.	1,882,345	278,794,118
	CTO Realty Growth, Inc.	89,673	1,761,178
#	CubeSmart	965,037	44,189,044
	DiamondRock Hospitality Co.	921,869	8,877,598
	Digital Realty Trust, Inc.	1,267,256	145,252,860
	Diversified Healthcare Trust	1,078,686	853,672
	Douglas Emmett, Inc.	808,648	13,544,854
#	Easterly Government Properties, Inc.	396,868	6,445,136
	EastGroup Properties, Inc.	186,391	31,360,286
	Elme Communities	391,510	7,516,992
#	Empire State Realty Trust, Inc., Class A	588,799	4,910,584
#	EPR Properties	335,607	14,256,585
	Equinix, Inc.	396,708	292,822,076
	Equity Commonwealth	472,343	12,054,193
	Equity LifeStyle Properties, Inc.	757,930	54,404,215
	Equity Residential	1,579,900	100,560,635
*»††	Esc War Ind	183,367	0
	Essential Properties Realty Trust, Inc.	611,396	15,578,370
	Essex Property Trust, Inc.	277,904	62,825,757
	Extra Space Storage, Inc.	588,736	92,920,203
#	Federal Realty Investment Trust	317,280	35,386,238
	First Industrial Realty Trust, Inc.	583,397	31,124,230
	Four Corners Property Trust, Inc.	373,005	10,727,624
	Franklin Street Properties Corp.	437,610	1,347,839

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Gaming & Leisure Properties, Inc.	1,129,996	$60,522,586
	Getty Realty Corp.	180,217	6,565,305
#	Gladstone Commercial Corp.	155,470	2,641,435
	Global Medical REIT, Inc.	238,495	2,678,299
	Global Net Lease, Inc.	457,919	6,845,894
	Healthcare Realty Trust, Inc., Class A	1,668,107	35,914,344
	Healthpeak Properties, Inc.	2,366,776	65,039,004
	Hersha Hospitality Trust, Class A	157,724	1,451,061
	Highwoods Properties, Inc.	470,603	14,292,213
	Host Hotels & Resorts, Inc.	3,065,169	57,778,436
	Hudson Pacific Properties, Inc.	648,297	7,384,103
	Independence Realty Trust, Inc.	916,548	17,258,602
#	Indus Realty Trust, Inc.	9,892	634,077
	Industrial Logistics Properties Trust	287,267	1,266,848
	InvenTrust Properties Corp.	79,325	1,972,813
	Invitation Homes, Inc.	2,692,294	87,499,550
#	Iron Mountain, Inc.	1,280,053	69,865,293
	JBG SMITH Properties	472,195	9,510,017
	Kilroy Realty Corp.	442,296	18,151,828
#	Kimco Realty Corp.	2,723,038	61,159,441
	Kite Realty Group Trust	1,005,146	21,811,668
#	Lamar Advertising Co., Class A	383,771	40,886,962
	Life Storage, Inc.	363,519	39,274,539
#	LTC Properties, Inc.	187,699	7,160,717
	LXP Industrial Trust	1,278,384	14,765,335
	Macerich Co.	906,369	12,453,510
#	Medical Properties Trust, Inc.	2,621,122	33,943,530
	Mid-America Apartment Communities, Inc.	506,928	84,514,956
	National Health Investors, Inc.	195,869	11,522,973
	National Retail Properties, Inc.	768,047	36,367,025
#	National Storage Affiliates Trust	377,573	15,404,978
	Necessity Retail REIT, Inc.	385,762	2,634,754
#	NETSTREIT Corp.	167,631	3,374,412
	NexPoint Residential Trust, Inc.	104,439	5,274,170
	Office Properties Income Trust	217,262	3,728,216
#	Omega Healthcare Investors, Inc.	1,017,510	29,955,499
	One Liberty Properties, Inc.	72,790	1,754,967
	Orion Office REIT, Inc.	260,458	2,513,420
	Outfront Media, Inc.	614,230	12,223,177
	Paramount Group, Inc.	811,207	5,232,285
	Park Hotels & Resorts, Inc.	944,816	13,898,245
#	Pebblebrook Hotel Trust	604,789	9,918,532
	Physicians Realty Trust	1,035,203	16,418,320
	Piedmont Office Realty Trust, Inc., Class A	568,934	6,030,700
	Plymouth Industrial REIT, Inc.	95,875	2,145,683
	Postal Realty Trust, Inc., Class A	34,534	533,896
	Prologis, Inc.	3,967,059	512,861,349
	Public Storage	687,169	209,133,013
#	Realty Income Corp.	2,618,568	177,617,449
	Regency Centers Corp.	682,674	45,486,542
	Retail Opportunity Investments Corp.	546,882	8,657,142
	Rexford Industrial Realty, Inc.	811,517	51,506,984
	RLJ Lodging Trust	714,327	8,979,088
	RPT Realty	360,013	3,772,936
	Ryman Hospitality Properties, Inc.	231,470	21,501,248
	Sabra Health Care REIT, Inc.	1,018,164	13,745,214
	Saul Centers, Inc.	58,691	2,512,562
	SBA Communications Corp.	475,472	141,467,184
	Service Properties Trust	722,789	6,440,050

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Simon Property Group, Inc.	1,422,215	$182,697,739
	SITE Centers Corp.	845,393	11,539,621
	SL Green Realty Corp.	299,429	12,321,493
	Spirit Realty Capital, Inc.	597,394	26,213,658
	STAG Industrial, Inc.	749,313	26,675,543
	STORE Capital Corp.	1,120,845	36,102,417
	Summit Hotel Properties, Inc.	468,046	3,987,752
	Sun Communities, Inc.	530,864	83,271,327
	Sunstone Hotel Investors, Inc.	929,785	10,218,337
	Tanger Factory Outlet Centers, Inc.	453,361	8,663,729
	Terreno Realty Corp.	330,950	21,323,109
	UDR, Inc.	1,433,319	61,045,056
	UMH Properties, Inc.	197,337	3,536,279
#	Uniti Group, Inc.	1,008,815	6,648,091
	Universal Health Realty Income Trust	55,719	3,053,958
	Urban Edge Properties	513,969	8,095,012
	Urstadt Biddle Properties, Inc.	6,002	100,534
	Urstadt Biddle Properties, Inc., Class A	129,339	2,428,986
	Ventas, Inc.	1,714,706	88,838,936
*	Veris Residential, Inc.	388,320	6,717,936
	VICI Properties, Inc.	4,170,738	142,555,808
#	Vornado Realty Trust	714,648	17,430,265
	Welltower, Inc.	2,027,182	152,119,737
	Whitestone REIT	197,155	2,052,384
#	WP Carey, Inc.	892,494	76,335,012
	Xenia Hotels & Resorts, Inc.	518,515	7,725,874
TOTAL UNITED STATES			5,457,497,268
AFFILIATED INVESTMENT COMPANIES — (34.9%)
UNITED STATES — (34.9%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	737,440,361	2,927,638,230
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,654,674	66,733,015
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			2,994,371,245
TOTAL INVESTMENT SECURITIES (Cost $7,991,618,741)			8,451,868,513

SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	10,518,855	121,682,115
TOTAL INVESTMENTS — (100.0%)
(Cost $8,113,305,427)^^			$8,573,550,628
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,457,497,268	—	—	$5,457,497,268
Affiliated Investment Companies	2,994,371,245	—	—	2,994,371,245
Securities Lending Collateral	—	$121,682,115	—	121,682,115
TOTAL	$8,451,868,513	$121,682,115	—	$8,573,550,628

DFA Global Real Estate Securities Portfolio
CONTINUED

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (6.2%)
	29Metals Ltd.	28,724	$40,088
*	A2B Australia Ltd.	65,136	52,202
	Accent Group Ltd.	1,762,494	2,740,798
	Acrow Formwork & Construction Services Ltd.	3,470	1,611
#	Adairs Ltd.	101,712	208,221
	Adbri Ltd.	2,705,595	3,557,646
#*	Aeris Resources Ltd.	134,402	61,223
*	Ainsworth Game Technology Ltd.	814,002	601,000
*	Alkane Resources Ltd.	1,139,369	541,806
#*	Alliance Aviation Services Ltd.	257,340	611,550
*	AMP Ltd.	1,414,400	1,341,708
	Ansell Ltd.	746,311	14,915,439
	Appen Ltd.	96,063	175,623
#*	Aurelia Metals Ltd.	11,685,484	1,208,212
	Austal Ltd.	4,696,709	5,511,714
	Austin Engineering Ltd.	656,808	162,549
*	Australian Agricultural Co. Ltd.	2,371,267	2,900,272
#	Australian Vintage Ltd.	612,478	264,654
	Auswide Bank Ltd.	14,030	57,893
	AVJennings Ltd.	1,267,073	384,829
	Bapcor Ltd.	2,514,411	11,371,212
	Base Resources Ltd.	1,552,991	235,576
*	BCI Minerals Ltd.	917,845	188,579
	Beach Energy Ltd.	19,039,645	20,459,744
	Bega Cheese Ltd.	3,790,518	10,432,987
#	Bell Financial Group Ltd.	49,868	36,323
#	Boral Ltd.	108,302	264,614
#	Bravura Solutions Ltd.	1,918,723	1,175,347
	Brickworks Ltd.	914,821	15,408,000
*	BWX Ltd.	1,412,570	215,774
	Calima Energy Ltd.	1,517,494	150,425
	Capral Ltd.	28,874	168,476
*††	CDS Technologies Ltd.	15,209	0
#	Cedar Woods Properties Ltd.	979,073	3,184,279
	Champion Iron Ltd.	218,210	1,110,357
#*	Cooper Energy Ltd.	44,453,096	5,656,934
	Costa Group Holdings Ltd.	2,957,454	6,152,931
	Credit Corp. Group Ltd.	100,614	1,553,707
	CSR Ltd.	1,802,035	6,744,105
	Domain Holdings Australia Ltd.	303,716	694,854
	Downer EDI Ltd.	9,056,923	24,236,813
#*	Eclipx Group Ltd.	4,306,479	6,220,425
	Elanor Investor Group	68,066	81,782
	Elders Ltd.	385,749	2,655,751
#	Emeco Holdings Ltd.	3,570,667	1,913,892
	Enero Group Ltd.	24,327	52,435
	EQT Holdings Ltd.	34,463	602,591
#	Estia Health Ltd.	3,093,620	4,422,862
	EVT Ltd.	591,334	5,909,417
#	Fenix Resources Ltd.	218,733	40,371
	Finbar Group Ltd.	11,796	5,791
	Fleetwood Ltd.	1,208,169	1,230,153
#	G8 Education Ltd.	12,206,614	10,857,145
	GrainCorp Ltd., Class A	4,783,456	25,684,313
	Grange Resources Ltd.	6,601,501	4,763,574

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GTN Ltd.	74,832	$29,523
	GUD Holdings Ltd.	450,708	2,677,459
	GWA Group Ltd.	1,545,566	2,376,820
	Healius Ltd.	10,479,644	23,907,665
	Helia Group Ltd.	6,335,205	12,560,134
	Horizon Oil Ltd.	118,216	12,593
#	HT&E Ltd.	3,236,347	2,565,490
#	Humm Group Ltd.	4,045,019	1,705,982
	Insignia Financial Ltd.	7,027,589	17,446,296
	IVE Group Ltd.	1,164,008	1,995,223
	Jupiter Mines Ltd.	1,747,299	283,828
*	Karoon Energy Ltd.	1,339,927	2,216,515
	Kelsian Group Ltd.	150,988	626,204
*††	Lednium Technology Pty. Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,305,127	5,867,710
	Lycopodium Ltd.	75,993	376,277
	Macmahon Holdings Ltd.	8,442,434	925,071
#	Magellan Financial Group Ltd.	322,842	2,052,278
	Mayne Pharma Group Ltd.	125,244	268,185
	McPherson's Ltd.	1,763,589	890,501
#*	Metals X Ltd.	255,210	74,319
#	Michael Hill International Ltd.	416,865	309,511
*	MMA Offshore Ltd.	1,358,387	908,511
	Monadelphous Group Ltd.	298,203	2,939,146
	Monash IVF Group Ltd.	4,788,419	3,527,485
*	Mount Gibson Iron Ltd.	10,696,342	4,546,790
	Myer Holdings Ltd.	12,319,278	8,529,614
	MyState Ltd.	1,217,320	3,432,608
#	Navigator Global Investments Ltd.	1,080,469	949,411
#	New Hope Corp. Ltd.	6,445,604	26,713,206
	Nickel Industries Ltd.	5,827,937	4,556,705
	Nine Entertainment Co. Holdings Ltd.	2,341,941	3,388,390
	NRW Holdings Ltd.	6,249,376	13,490,584
	Nufarm Ltd.	5,643,657	23,747,508
	OM Holdings Ltd.	97,211	54,384
	oOh!media Ltd.	4,243,393	4,320,669
	Pacific Current Group Ltd.	78,632	419,559
	Pact Group Holdings Ltd.	597,063	444,879
	Peet Ltd.	3,093,792	2,494,127
*	Perenti Ltd.	11,132,077	9,891,012
	Perpetual Ltd.	298,887	5,414,873
	Perseus Mining Ltd.	16,581,139	25,191,351
*	PEXA Group Ltd.	572,490	5,285,662
	Premier Investments Ltd.	540,529	10,688,558
	Propel Funeral Partners Ltd.	129,988	384,988
	Ramelius Resources Ltd.	7,589,358	5,384,203
	Regis Resources Ltd.	11,285,420	17,155,458
#*	Reject Shop Ltd.	261,497	759,529
	Reliance Worldwide Corp. Ltd.	3,197,899	8,009,029
#*	Resolute Mining Ltd.	35,785,522	6,964,316
*	Retail Food Group Ltd.	384,326	28,602
	Ridley Corp. Ltd.	6,389,195	8,738,266
#	Sandfire Resources Ltd.	8,107,141	36,130,131
	Sandfire Resources Ltd.	12,532	55,286
#	Select Harvests Ltd.	2,305,584	6,525,428
	Servcorp Ltd.	409,955	900,246
	Service Stream Ltd.	5,422,844	2,384,742
	SG Fleet Group Ltd.	49,174	70,606
#	Shaver Shop Group Ltd.	1,100,901	941,495

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Sigma Healthcare Ltd.	12,332,161	$5,542,044
*	Silver Lake Resources Ltd.	12,437,826	11,500,142
	Sims Ltd.	3,005,429	32,632,780
#	Solvar Ltd.	2,390,196	3,533,526
	Southern Cross Electrical Engineering Ltd.	209,262	104,410
	Southern Cross Media Group Ltd.	3,033,376	2,481,490
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	332,652	169,605
#*	Star Entertainment Group Ltd.	14,901,231	20,561,604
	Sunland Group Ltd.	2,165,290	2,722,871
	Super Retail Group Ltd.	2,246,405	20,271,696
#*	Superloop Ltd.	2,476,714	1,262,666
	Tabcorp Holdings Ltd.	21,777,074	16,197,661
	Ten Sixty Four Ltd.	500,279	219,330
#*	Tesserent Ltd.	203,879	14,535
#	United Malt Grp Ltd.	5,437,857	14,060,767
*††	Virgin Australia Holdings Pty. Ltd.	39,419,376	0
	Vita Group Ltd.	398,760	28,166
Ω	Viva Energy Group Ltd.	1,855,219	3,835,530
*	West African Resources Ltd.	730,885	579,180
*	Westgold Resources Ltd.	3,763,494	3,244,198
	Whitehaven Coal Ltd.	5,107,559	30,370,243
TOTAL AUSTRALIA			713,087,962
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	364,622	6,548,045
Ω	BAWAG Group AG	217,541	13,475,539
	EVN AG	126,098	2,660,735
	Oberbank AG	17,348	1,942,741
	POLYTEC Holding AG	44,989	237,991
	Porr AG	41,130	592,211
*	Raiffeisen Bank International AG	466,467	8,392,750
	Semperit AG Holding	30,050	738,047
	Strabag SE	345,069	14,581,370
	Telekom Austria AG	102,507	689,019
	UNIQA Insurance Group AG	1,197,800	10,072,785
	Vienna Insurance Group AG Wiener Versicherung Gruppe	409,014	11,131,059
	voestalpine AG	497,973	16,545,939
	Wienerberger AG	124,990	3,758,573
	Zumtobel Group AG	168,909	1,343,369
TOTAL AUSTRIA			92,710,173
BELGIUM — (1.7%)
	Ackermans & van Haaren NV	294,352	50,938,979
*	AGFA-Gevaert NV	1,512,145	4,739,789
	Banque Nationale de Belgique	63	44,317
	Bekaert SA	847,612	35,756,469
	bpost SA	233,690	1,266,944
#*	Cie d'Entreprises CFE	51,813	522,539
	Deceuninck NV	1,393,083	3,761,667
*	Deme Group NV	48,859	6,321,972
	Euronav NV	3,016,191	47,495,817
	Exmar NV	27,244	228,964
*	Galapagos NV	114,980	5,088,829
	Gimv NV	172,885	8,136,946
*	Greenyard NV	72,342	526,956
	Immobel SA	26,029	1,335,958
*	Ontex Group NV	62,217	483,548

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Proximus SADP	223,659	$2,291,860
	Recticel SA	572,870	10,743,485
	Roularta Media Group NV	10,995	217,466
	Sipef NV	89,162	5,355,800
*	Tessenderlo Group SA	180,160	6,371,133
	Viohalco SA	35,319	172,593
TOTAL BELGIUM			191,802,031
CANADA — (12.4%)
*	5N Plus, Inc.	82,440	195,792
#	Acadian Timber Corp.	111,077	1,351,574
	ADENTRA, Inc.	800	19,360
*	Advantage Energy Ltd.	3,000,596	18,717,783
#	Aecon Group, Inc.	1,134,943	9,561,994
	Africa Oil Corp.	74,169	154,408
#	AGF Management Ltd., Class B	1,331,665	8,477,098
*	Aimia, Inc.	58,791	162,161
	Alamos Gold, Inc.,Class A	8,134,113	89,748,735
#	Alaris Equity Partners Income	340,992	4,577,143
#	Algoma Central Corp.	307,731	3,793,009
	Amerigo Resources Ltd.	84,315	98,221
#	Andrew Peller Ltd., Class A	36,665	137,230
*	Argonaut Gold, Inc.	3,137,386	1,674,153
	B2Gold Corp.	11,996,831	47,609,052
*	Baytex Energy Corp.	545,705	2,526,431
#	Birchcliff Energy Ltd.	5,584,757	35,803,222
	Bird Construction, Inc.	4,700	30,025
	Black Diamond Group Ltd.	1,005,535	3,854,217
*	Bonterra Energy Corp.	282,052	1,409,677
*	Calfrac Well Services Ltd.	16,706	79,980
	Canaccord Genuity Group, Inc.	1,166,180	10,088,108
#	Canadian Western Bank	1,876,496	39,658,087
*	Canfor Corp.	1,014,035	19,212,974
#*	Capstone Copper Corp.	2,048,287	10,052,470
#	Cardinal Energy Ltd.	961,040	5,532,724
#	Cascades, Inc.	2,349,197	16,261,023
*	Celestica, Inc.	2,322,671	30,933,712
	Centerra Gold, Inc.	4,505,696	28,919,352
	CES Energy Solutions Corp.	1,401,576	3,054,805
	Chesswood Group Ltd.	56,300	465,447
#	Cogeco Communications, Inc.	32,333	1,670,658
	Cogeco, Inc.	42,723	1,904,401
	Conifex Timber, Inc.	21,950	27,385
#	Corus Entertainment, Inc., Class B	3,400,796	5,750,848
#	Crescent Point Energy Corp.	10,307,460	76,959,654
*	Crew Energy, Inc.	2,279,898	7,899,237
	Dexterra Group, Inc.	280,391	1,258,078
#	Doman Building Materials Group Ltd.	609,305	3,397,875
	Dorel Industries, Inc., Class B	256,385	1,061,727
	DREAM Unlimited Corp., Class A	239,281	5,030,007
	Dundee Precious Metals, Inc.	3,015,064	19,691,786
	ECN Capital Corp.	723,232	1,587,191
	E-L Financial Corp. Ltd.	6,059	4,204,756
#*,*	Eldorado Gold Corp.	2,159,890	20,656,697
	Element Fleet Management Corp.	139,427	1,970,033
#	Enerflex Ltd.	767,177	5,535,229
*	Ensign Energy Services, Inc.	2,057,648	6,000,281
	EQB, Inc.	510,080	25,278,776
#*	Equinox Gold Corp.	955,477	4,351,285

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Exco Technologies Ltd.	351,919	$2,018,069
	Firm Capital Mortgage Investment Corp.	166,532	1,476,891
#*,*	Fortuna Silver Mines, Inc.	3,236,177	12,479,675
	Freehold Royalties Ltd.	75,027	906,718
#*	Frontera Energy Corp.	432,703	3,948,002
#*	GoldMoney, Inc.	8,200	11,093
*	Gran Tierra Energy, Inc.	4,601,096	4,460,872
	Guardian Capital Group Ltd., Class A	86,770	2,608,545
*	Heroux-Devtek, Inc.	241,047	2,701,147
	High Liner Foods, Inc.	265,296	2,881,160
#	Home Capital Group, Inc.	1,308,749	41,724,950
	Hudbay Minerals, Inc.	4,407,723	25,605,647
#*	IAMGOLD Corp.	5,673,110	15,946,143
*	Imperial Metals Corp.	3,500	5,813
	InPlay Oil Corp.	27,400	57,866
*	Interfor Corp.	925,299	18,505,285
*	Kelt Exploration Ltd.	1,242,312	4,266,930
*	Knight Therapeutics, Inc.	602,671	2,319,098
#	KP Tissue, Inc.	7,820	59,889
#	Lassonde Industries, Inc., Class A	13,558	1,190,675
#	Laurentian Bank of Canada	955,831	25,696,197
	Leon's Furniture Ltd.	2,558	36,143
#*††	Lightstream Resources Ltd.	2,048,004	0
#	Linamar Corp.	965,007	49,282,046
*	Lucara Diamond Corp.	42,000	19,887
	Lundin Mining Corp.	370,701	2,805,576
	Magellan Aerospace Corp.	91,775	634,572
*	Mandalay Resources Corp.	8,398	15,400
	Maple Leaf Foods, Inc.	72,843	1,384,540
#	Martinrea International, Inc.	2,202,353	21,302,682
*	MDA Ltd.	55,858	289,670
	Medical Facilities Corp.	80,423	482,943
*	MEG Energy Corp.	4,708,382	77,815,430
	Melcor Developments Ltd.	149,409	1,303,700
*††	Mercator Minerals Ltd.	861,957	0
	Methanex Corp.	286,775	13,573,318
#	Mullen Group Ltd.	1,001,734	10,600,439
	Neo Performance Materials, Inc.	38,426	331,829
*	New Gold, Inc.	1,859,431	2,194,072
*	NuVista Energy Ltd.	2,736,907	22,935,262
#*,*	Obsidian Energy Ltd.	270,825	1,793,119
*	OceanaGold Corp.	13,143,291	28,448,896
	Onex Corp.	52,523	2,714,672
*	Organigram Holdings, Inc.	28,444	26,081
	Osisko Gold Royalties Ltd.	227,368	3,042,222
#	Pan American Silver Corp.	54,310	990,071
#	Paramount Resources Ltd., Class A	678,932	15,695,721
#	Parex Resources, Inc.	1,277,112	21,740,323
	Park Lawn Corp.	17,336	351,267
*	Petrus Resources Ltd.	63,260	102,696
#	Peyto Exploration & Development Corp.	2,702,397	24,636,485
	Pizza Pizza Royalty Corp.	475,916	5,050,493
	Polaris Renewable Energy, Inc.	349,776	3,790,741
#	PrairieSky Royalty Ltd.	1,286,867	22,109,488
#*,*	Precision Drilling Corp.	282,963	22,553,698
#	Quarterhill, Inc.	1,386,277	1,979,577
	Russel Metals, Inc.	620,918	15,124,537
#*	Sabina Gold & Silver Corp.	1,381,216	1,401,407
*	ShawCor Ltd.	287,404	3,067,256

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	SNC-Lavalin Group, Inc.	15,522	$333,060
*	SNDL, Inc.	172,438	396,607
*††	Sonde Resources Corp.	463,104	0
*††	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	3,028,911	51,251,270
	Stella-Jones, Inc.	174,525	6,351,133
#*Ω	STEP Energy Services Ltd.	86,521	342,039
	Supremex, Inc.	16,500	91,519
	Surge Energy, Inc.	213,214	1,563,991
#	Tamarack Valley Energy Ltd.	1,866,564	6,761,744
#	Tidewater Midstream & Infrastructure Ltd.	1,996,890	1,605,856
	Timbercreek Financial Corp.	998,044	5,963,286
*	Torex Gold Resources, Inc.	960,346	13,201,104
	Total Energy Services, Inc.	505,474	3,521,660
	TransAlta Corp.	1,863,914	18,099,109
#	Transcontinental, Inc., Class A	1,302,611	14,557,759
*	Uni-Select, Inc.	231,063	6,890,819
#	Vermilion Energy, Inc.	1,167,655	17,909,679
	VersaBank	39,241	307,747
	Wajax Corp.	201,440	3,482,109
*	Well Health Technologies Corp.	52,539	141,362
	Western Forest Products, Inc.	2,303,511	2,458,371
#	Whitecap Resources, Inc.	6,602,542	55,031,520
	Yamana Gold, Inc.	12,783,678	77,147,997
*	Yangarra Resources Ltd.	406,155	741,766
TOTAL CANADA			1,425,044,302
CHINA — (0.1%)
#	AustAsia Group Ltd.	795,992	578,634
Ω	BOC Aviation Ltd.	93,100	775,332
	China Gold International Resources Corp. Ltd.	3,034,039	10,899,783
	Fountain SET Holdings Ltd.	3,742,000	410,574
	GDH Guangnan Holdings Ltd.	1,458,000	119,031
*	Goodbaby International Holdings Ltd.	7,779,000	754,238
*††	Hanfeng Evergreen, Inc.	707,267	0
TOTAL CHINA			13,537,592
DENMARK — (3.2%)
	Alm Brand AS	2,676,255	4,966,611
	BankNordik P/F	1,339	30,559
	D/S Norden AS	474,267	25,565,534
	Dfds AS	523,678	19,740,241
#	FLSmidth & Co. AS	518,270	22,268,012
	GronlandsBANKEN AS	1,455	129,788
	H Lundbeck AS	2,267,783	8,426,690
*	H Lundbeck AS, Class A	160,624	554,297
*	H+H International AS, Class B	77,948	1,194,855
*	Harboes Bryggeri AS, Class B	3,226	32,193
*	Jyske Bank AS	1,195,095	86,194,257
	Matas AS	635,976	6,920,864
*	Nilfisk Holding AS	5,922	117,872
*	NKT AS	100,870	6,294,474
*Ω	NNIT AS	12,704	125,754
	North Media AS	31,476	301,983
	Per Aarsleff Holding AS	470,851	19,562,700
	Ringkjoebing Landbobank AS	28,747	4,183,338
	Rockwool AS, Class B	16,878	4,839,128
	ROCKWOOL AS, Class A	1,888	540,880

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS, Class A	1,144,999	$19,900,325
	Schouw & Co. AS	363,558	28,169,591
	Solar AS, Class B	42,320	3,910,034
	Spar Nord Bank AS	1,940,759	30,914,071
	Sparekassen Sjaelland-Fyn AS	57,863	1,600,104
	Sydbank AS	1,480,098	67,489,937
	TORM PLC, Class A	105,040	2,660,195
	UIE PLC	123,246	3,353,518
TOTAL DENMARK			369,987,805
FINLAND — (2.1%)
	Aktia Bank Oyj	476,828	5,646,467
	Anora Group Oyj	30,620	245,501
	Aspo Oyj	40,060	362,706
#	Atria Oyj	285,366	3,103,583
	Cargotec Oyj, Class B	926,653	47,178,454
Ω	Enento Group Oyj	3,047	71,249
	Fiskars Oyj Abp	224,469	4,174,873
#	HKScan Oyj, Class A	541,865	556,281
	Kemira Oyj	2,771,507	44,965,926
	Konecranes Oyj	753,553	24,521,748
	Metsa Board Oyj, Class B	3,719,167	33,199,334
	Nokian Renkaat Oyj	686,877	8,227,788
	Oma Saastopankki Oyj	27,624	563,512
	Oriola Oyj, Class A	5,285	10,593
	Oriola Oyj, Class B	555,592	1,042,516
	Outokumpu Oyj	4,974,040	28,484,149
	Raisio Oyj, Class V	945,606	2,505,381
	Rapala VMC Oyj	65,979	346,959
	Sanoma Oyj	11,805	125,572
#	Suominen Oyj	8,980	32,448
	Teleste Oyj	52,756	239,940
Ω	Terveystalo Oyj	407,901	3,179,256
#	TietoEVRY Oyj	1,121,408	34,151,410
	YIT Oyj	192,505	563,336
TOTAL FINLAND			243,498,982
FRANCE — (4.2%)
	AKWEL	166,264	2,845,569
Ω	ALD SA	169,401	2,129,666
	Altamir	343,540	9,678,202
	Assystem SA	38,071	1,792,458
	Axway Software SA	3,827	91,960
#	Bigben Interactive	54,993	379,147
#	Bonduelle SCA	229,160	3,078,822
	Burelle SA	1,267	714,920
#*	Casino Guichard Perrachon SA	385,830	4,741,457
#*	CGG SA	9,506,078	8,005,648
	Chargeurs SA	3,837	64,118
*	Cie des Alpes	346,768	5,484,154
	Cie Plastic Omnium SA	8,680	151,912
*	Coface SA	1,339,504	18,730,128
#	Derichebourg SA	1,038,268	7,125,892
	Elis SA	3,464,132	60,841,632
	Etablissements Maurel et Prom SA	625,582	2,513,799
	Eurazeo SE	20,790	1,458,360
#	Eutelsat Communications SA	2,147,353	16,421,637
	Exel Industries, Class A	525	35,167

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA	223,781	$8,305,264
*	Gaumont SA	11,739	1,317,226
*	GL Events	163,560	3,822,839
	Groupe Crit	8,575	636,292
	Groupe SFPI	140,840	368,287
	Guerbet	12,736	254,410
	Haulotte Group SA	27,416	99,429
	Imerys SA	367,799	15,254,365
	IPSOS	483,070	31,306,593
	Jacquet Metals SACA	304,457	5,832,901
	Korian SA	742,644	7,776,188
	LISI	38,427	854,913
#Ω	Maisons du Monde SA	224,180	2,756,943
	Manitou BF SA	1,862	54,714
	Manutan International	34,490	3,882,113
	Mersen SA	311,988	13,849,844
	Metropole Television SA	10,528	167,679
	Nexity SA	454,057	13,716,566
*	OL Groupe SA	45,894	147,757
#	Plastiques Du Val De Loire	117,952	426,019
	Quadient SA	571,080	10,071,377
#*	Rallye SA	809	2,579
	Rexel SA	2,483,626	54,943,771
	Rothschild & Co.	425,729	17,981,958
	Samse SA	990	202,099
	Savencia SA	119,869	7,897,932
	SCOR SE	1,575,924	38,897,304
	Seche Environnement SA	38,762	4,221,646
	SES SA	5,417,114	42,037,498
*Ω	SMCP SA	306,495	2,432,578
	Societe BIC SA	16,075	1,167,137
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,915	749,295
	Societe LDC SA	86	10,239
	Television Francaise 1	725,595	5,803,246
	Totalenergies EP Gabon	9,168	1,569,767
	Valeo	1,040,438	22,738,518
	Vicat SA	266,314	7,436,440
	VIEL & Cie SA	25,721	181,787
	Vilmorin & Cie SA	103,601	5,212,678
	Vranken-Pommery Monopole SA	17,057	310,382
*Ω	X-Fab Silicon Foundries SE	36,215	316,798
TOTAL FRANCE			481,300,019
GERMANY — (5.3%)
	1&1 AG	645,577	9,011,291
	7C Solarparken AG	240,426	1,147,269
*	Aareal Bank AG	1,176,315	41,416,894
	Aurubis AG	569,774	60,257,487
#*	Bauer AG	340,903	2,456,550
	BayWa AG	316,506	14,434,796
	Bertrandt AG	25,294	1,236,781
*	Bijou Brigitte AG	41,805	1,992,418
#	Bilfinger SE	337,235	11,611,036
#*	Borussia Dortmund GmbH & Co. KGaA	1,166,642	5,206,060
	CANCOM SE	43,752	1,508,333
	CropEnergies AG	465,223	6,057,528
	Deutsche Beteiligungs AG	236,273	7,612,831
Ω	Deutsche Pfandbriefbank AG	799,957	7,296,709
	Deutz AG	1,913,486	10,459,492

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	DMG Mori AG	7,832	$358,463
	Draegerwerk AG & Co. KGaA	48,021	1,938,241
	Duerr AG	92,993	3,548,046
Ω	DWS Group GmbH & Co. KGaA	65,215	2,345,722
	Elmos Semiconductor SE	4,744	322,295
#	ElringKlinger AG	461,036	4,012,854
#*	flatexDEGIRO AG	5,313	45,210
	FORTEC Elektronik AG	1,354	37,969
*	Fraport AG Frankfurt Airport Services Worldwide	63,215	3,597,642
	Freenet AG	442,109	10,747,338
	Gerresheimer AG	67,957	5,025,698
	GESCO SE NA O.N	105,968	2,839,832
*	Grammer AG	171	2,318
	GRENKE AG	70,326	2,042,728
*	H&R GmbH & Co. KGaA	225,768	1,477,896
	Hamburger Hafen und Logistik AG	92,111	1,300,919
#*	Heidelberger Druckmaschinen AG	163,342	335,776
*	Highlight Communications AG	11,679	47,272
	Hornbach Holding AG & Co. KGaA	151,375	13,410,207
#	Indus Holding AG	369,216	9,761,762
Ω	Instone Real Estate Group SE	119,864	1,223,117
	Jenoptik AG	13,128	407,994
Ω	JOST Werke AG	22,136	1,281,682
	K&S AG	3,164,461	75,745,937
	KION Group AG	102,208	4,115,553
#	Kloeckner & Co. SE	1,374,368	14,523,573
*	Koenig & Bauer AG	94,748	1,859,054
	Krones AG	94,026	10,978,806
	KSB SE & Co. KGaA	5,653	2,786,456
	KWS Saat SE & Co. KGaA	18,019	1,221,469
	Lanxess AG	712,149	35,543,276
#*	Leoni AG	73,364	475,453
*	Mediclin AG	525,391	1,899,817
*	Medios AG	1,887	36,997
*	METRO AG	951,363	9,374,188
	MLP SE	1,302,722	7,229,586
	Mutares SE & Co. KGaA	23,834	530,248
	Norma Group SE	199,820	4,301,451
	PNE AG	646,144	11,607,695
	Progress-Werk Oberkirch AG	5,898	209,908
	ProSiebenSat.1 Media SE	511,723	5,263,166
*	q.beyond AG	1,539,197	1,897,556
	Rheinmetall AG	75,877	17,729,233
	RTL Group SA	10,624	515,488
	SAF-Holland SE	750,702	8,471,931
#	Salzgitter AG	682,414	27,850,196
#*	SGL Carbon SE	33,170	287,451
	Siltronic AG	15,727	1,311,089
	Software AG	154,970	4,319,097
	Suedzucker AG	924,181	14,993,152
#	SUESS MicroTec SE	2,869	57,077
#	Surteco Group SE	100,701	2,287,681
	Synlab AG	72,462	796,036
#	Takkt AG	447,603	6,920,991
	Technotrans SE	1,248	35,070
	Telefonica Deutschland Holding AG	358,794	1,056,782
*	thyssenkrupp AG	4,506,918	35,405,688
	United Internet AG	557,146	12,934,895
*	Vitesco Technologies Group AG, Class A	104,260	7,226,704

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Vossloh AG	78,511	$3,459,854
	Wacker Neuson SE	705,824	13,969,543
	Wuestenrot & Wuerttembergische AG	240,520	4,391,163
TOTAL GERMANY			601,435,766
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0
HONG KONG — (2.3%)
	Aeon Credit Service Asia Co. Ltd.	1,144,000	751,500
	Allied Group Ltd.	35,210,000	8,253,275
	Asia Financial Holdings Ltd.	3,462,106	1,452,228
*	Asia Standard Hotel Group Ltd.	4,384,077	71,535
*	Asia Standard International Group Ltd.	11,459,503	1,047,853
	Associated International Hotels Ltd.	921,000	1,071,677
	Bank of East Asia Ltd.	5,362,586	6,888,843
*††	Bel Global Resources Holdings Ltd.	16,756,000	0
	BOCOM International Holdings Co. Ltd.	3,235,000	263,881
*	Century City International Holdings Ltd.	26,919,300	1,117,492
	Chen Hsong Holdings	3,236,000	794,384
	Cheuk Nang Holdings Ltd.	5,095,016	1,372,513
	Chevalier International Holdings Ltd.	2,506,858	2,221,588
*	China Energy Development Holdings Ltd.	4,910,000	80,879
*	China Tonghai International Financial Ltd.	1,190,000	26,249
	Chinney Investments Ltd.	1,192,000	203,722
	Chow Sang Sang Holdings International Ltd.	3,759,000	5,728,457
	Chuang's China Investments Ltd.	22,154,415	750,063
	Chuang's Consortium International Ltd.	17,825,520	1,590,058
	CITIC Telecom International Holdings Ltd.	11,766,000	4,191,213
Ω	Crystal International Group Ltd.	515,500	164,093
*	CSC Holdings Ltd.	31,470,000	152,543
#	CSI Properties Ltd.	106,655,476	2,192,537
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	7,107,888	5,747,468
	Dah Sing Financial Holdings Ltd.	2,896,156	7,676,194
	Dickson Concepts International Ltd.	1,989,000	1,060,516
	Eagle Nice International Holdings Ltd.	1,116,000	612,688
*††	EcoGreen International Group Ltd.	3,623,840	329,287
*	Emperor Entertainment Hotel Ltd.	470,000	38,366
#	Emperor International Holdings Ltd.	21,990,333	2,001,517
	Emperor Watch & Jewellery Ltd.	54,840,000	1,311,232
*	Esprit Holdings Ltd.	1,800,000	191,075
	Far East Consortium International Ltd.	31,803,725	8,326,122
	First Pacific Co. Ltd.	25,370,000	8,847,376
*Ω	FIT Hon Teng Ltd.	7,692,000	2,213,444
	Get Nice Financial Group Ltd.	5,013,324	437,210
	Giordano International Ltd.	3,484,000	915,141
	Glorious Sun Enterprises Ltd.	3,412,000	335,445
*	Gold Peak Technology Group Ltd., Class L	7,106,907	534,613
	Golden Resources Development International Ltd.	14,463,000	2,066,688
*††	Goodresources	500,000	0
*	GR Properties Ltd.	548,000	67,026
	Great Eagle Holdings Ltd.	3,280,240	7,877,637
	G-Resources Group Ltd.	1,353,850	417,676
	Guotai Junan International Holdings Ltd.	20,550,000	2,050,275
*	Haitong International Securities Group Ltd.	23,397,367	2,692,782
	Hang Lung Group Ltd.	4,711,000	8,693,752
	Hanison Construction Holdings Ltd.	7,678,724	1,136,470

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Harbour Centre Development Ltd.	2,204,000	$2,017,791
	HKR International Ltd.	16,914,157	5,615,956
	Hon Kwok Land Investment Co. Ltd.	6,326,935	1,813,600
	Hong Kong Economic Times Holdings Ltd.	64,000	9,539
	Hong Kong Ferry Holdings Co. Ltd.	2,595,000	2,641,850
*	Hongkong & Shanghai Hotels Ltd.	7,658,841	8,157,619
	Hongkong Chinese Ltd.	20,343,100	1,403,740
*††	Hsin Chong Group Holdings Ltd.	24,822,006	0
	Hung Hing Printing Group Ltd.	6,999,275	911,441
	Hutchison Telecommunications Hong Kong Holdings Ltd.	23,224,000	4,027,425
*	IPE Group Ltd.	10,775,000	838,937
#*	IRC Ltd.	80,346,000	1,334,040
	Jacobson Pharma Corp. Ltd.	650,000	87,915
*††	JInchang Longzhe Charging Co. Ltd.	507,600	0
	Johnson Electric Holdings Ltd.	3,522,726	4,838,621
	K Wah International Holdings Ltd.	7,804,000	2,904,692
*	Kader Holdings Co. Ltd.	106,000	6,436
	Keck Seng Investments Hong Kong Ltd.	1,770,000	591,143
	Kerry Logistics Network Ltd.	2,003,000	3,911,389
	Kerry Properties Ltd.	3,947,500	10,008,513
	Kowloon Development Co. Ltd.	8,309,277	8,789,298
*	Kwoon Chung Bus Holdings Ltd.	218,000	62,606
*	Lai Sun Development Co. Ltd.	9,069,696	2,008,096
*	Lai Sun Garment International Ltd.	14,993,359	3,060,591
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,929,000	566,725
*	Lerado Financial Group Co. Ltd.	65,840	1,500
	Lippo China Resources Ltd.	4,888,000	68,610
	Lippo Ltd.	4,619,500	1,532,158
	Liu Chong Hing Investment Ltd.	4,124,000	3,863,998
	Luk Fook Holdings International Ltd.	779,000	2,701,551
	Lung Kee Bermuda Holdings	658,000	221,898
*	Magnificent Hotel Investment Ltd.	38,616,600	586,876
*	Mason Group Holdings Ltd.	8,460,400	31,247
*	Midland Holdings Ltd.	1,815,969	224,672
	Miramar Hotel & Investment	2,327,000	3,617,898
*	Mongolian Mining Corp.	948,000	381,551
	Nanyang Holdings Ltd.	98,350	350,343
	National Electronics Holdings	3,257,648	390,120
	NWS Holdings Ltd.	9,274,000	8,739,972
	Oriental Enterprise Holdings Ltd.	118,000	9,022
	Oriental Watch Holdings	6,178,587	3,336,344
*††	Pacific Andes International Holdings Ltd.	88,958,890	0
	Pacific Basin Shipping Ltd.	5,472,000	1,931,010
*	Paliburg Holdings Ltd.	9,263,041	2,292,419
	PC Partner Group Ltd.	194,000	114,475
	Pico Far East Holdings Ltd.	786,000	154,562
	Playmates Holdings Ltd.	26,123,000	2,017,946
	Pokfulam Development Co. Ltd.	66,000	80,027
*	PT International Development Co. Ltd.	1,710,000	37,675
	Public Financial Holdings Ltd.	4,868,444	1,447,829
#*	Regal Hotels International Holdings Ltd.	8,122,623	3,441,716
	Safety Godown Co. Ltd.	420,000	123,347
	SAS Dragon Holdings Ltd.	36,000	17,324
#	SEA Holdings Ltd.	2,387,368	1,017,553
*	Shangri-La Asia Ltd.	1,398,000	1,220,606
*	Shenwan Hongyuan HK Ltd.	815,000	59,447
*	Shun Ho Property Investments Ltd.	271,173	38,805
*	Shun Tak Holdings Ltd.	24,340,546	5,266,115
	Singamas Container Holdings Ltd.	19,018,000	1,775,106

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SmarTone Telecommunications Holdings Ltd.	2,141,000	$1,440,878
	Soundwill Holdings Ltd.	1,507,500	1,387,248
*	South China Holdings Co. Ltd.	30,297,751	167,796
	Stella International Holdings Ltd.	253,000	255,097
	Sun Hung Kai & Co. Ltd.	8,582,688	3,667,905
	TAI Cheung Holdings Ltd.	4,492,000	2,432,632
	Tan Chong International Ltd.	3,879,000	878,194
	Tao Heung Holdings Ltd.	747,000	83,950
	Tern Properties Co. Ltd.	146,000	71,871
	Texhong Textile Group Ltd.	1,556,000	1,421,392
	Texwinca Holdings Ltd.	9,860,000	1,710,994
	Tian Teck Land Ltd.	432,000	207,038
#	Transport International Holdings Ltd.	1,025,079	1,463,012
	United Laboratories International Holdings Ltd.	7,646,000	5,061,985
	Upbest Group Ltd.	4,476,000	376,140
*	Value Convergence Holdings Ltd.	892,000	15,790
	Vedan International Holdings Ltd.	6,156,000	474,842
#*Ω	VPower Group International Holdings Ltd., Class H	7,301,000	452,449
	VSTECS Holdings Ltd.	1,872,000	1,171,277
	Wai Kee Holdings Ltd.	974,000	254,432
*	Wang On Group Ltd.	131,840,000	738,700
	Wing On Co. International Ltd.	2,384,500	4,660,278
	Wing Tai Properties Ltd.	2,564,749	1,182,038
	Wong's International Holdings Ltd.	70,000	20,191
*	Xingye Alloy Materials Group Ltd.	1,406,000	191,589
	Yue Yuen Industrial Holdings Ltd.	6,777,000	11,117,502
#*	Zensun Enterprises Ltd.	2,701,000	442,150
TOTAL HONG KONG			260,015,638
IRELAND — (0.6%)
	AIB Group PLC	2,783,128	11,690,780
	Bank of Ireland Group PLC	5,134,375	54,854,860
	Cairn Homes PLC	520,141	552,937
*	Dalata Hotel Group PLC	516,605	2,182,495
*Ω	Glenveagh Properties PLC	587,152	601,561
TOTAL IRELAND			69,882,633
ISRAEL — (1.0%)
#	Afcon Holdings Ltd.	1,768	71,873
#	Alrov Properties & Lodgings Ltd.	12,979	657,911
	Ashtrom Group Ltd.	212,986	4,032,839
*	Avgol Industries 1953 Ltd.	8,403	4,256
#	Azorim-Investment Development & Construction Co. Ltd.	1,000,116	3,371,380
#	Carasso Motors Ltd.	251,802	1,606,682
*	Cellcom Israel Ltd.	588,361	3,026,170
*	Clal Insurance Enterprises Holdings Ltd.	446,167	7,660,871
*	Delek Group Ltd.	14,005	1,520,577
	Delta Galil Ltd.	15,058	593,578
#	Dor Alon Energy in Israel 1988 Ltd.	40,502	1,040,113
*	Equital Ltd.	419,602	11,735,883
	Formula Systems 1985 Ltd.	42,216	3,353,290
	Harel Insurance Investments & Financial Services Ltd.	1,509,939	14,606,744
	IDI Insurance Co. Ltd.	38,448	919,215
	IES Holdings Ltd.	7,178	466,720
	Infinya Ltd.	19,587	2,042,290
	Isracard Ltd.	1,016,853	3,427,831
	Isras Investment Co. Ltd.	12,477	2,435,010
	Kardan Real Estate Enterprise & Development Ltd.	112,731	115,519

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings Ltd.	11,372	$272,628
	Klil Industries Ltd.	595	37,263
	M Yochananof & Sons Ltd.	240	12,937
	Mediterranean Towers Ltd.	322,435	741,374
*	Meitav Investment House Ltd.	217,922	702,810
	Menora Mivtachim Holdings Ltd.	526,340	11,657,808
	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	187,583
*	Migdal Insurance & Financial Holdings Ltd.	2,101,513	2,590,342
	Mizrahi Tefahot Bank Ltd.	1	39
#*	Naphtha Israel Petroleum Corp. Ltd.	171,202	879,547
	Nawi Brothers Ltd.	72,095	562,357
#*	Neto Malinda Trading Ltd.	17,684	404,749
	Oil Refineries Ltd.	21,438,598	7,414,731
	Palram Industries 1990 Ltd.	52,424	344,057
*	Partner Communications Co. Ltd.	99,932	718,585
*	Paz Oil Co. Ltd.	76,153	9,493,353
	Peninsula Group Ltd.	41,739	19,379
	Plasson Industries Ltd.	10,872	468,110
#	Prashkovsky Investments & Construction Ltd.	41,512	1,123,059
	Raval Ics Ltd.	14,781	17,944
	Shalag Industries Ltd.	5,736	14,125
	Summit Real Estate Holdings Ltd.	566,092	8,046,612
Ω	Tamar Petroleum Ltd.	164,372	428,957
*	Tera Light Ltd.	298,677	439,528
TOTAL ISRAEL			109,266,629
ITALY — (4.3%)
	A2A SpA	18,764,580	28,249,747
	ACEA SpA	24,543	376,231
Ω	Anima Holding SpA	4,558,524	20,107,483
#	Autostrade Meridionali SpA	8,255	111,952
#	Avio SpA	221,135	2,391,285
	Banca IFIS SpA	253,209	4,240,550
	Banca Popolare di Sondrio SPA	8,522,101	41,856,044
#	Banca Profilo SpA	2,698,377	613,401
Ω	Banca Sistema SpA	831,681	1,553,929
	Banco BPM SpA	22,323,197	100,472,078
	Banco di Desio e della Brianza SpA	439,390	1,529,207
	BPER Banca	4,821,573	13,245,356
	Buzzi Unicem SpA	1,547,819	34,854,052
	Cairo Communication SpA	1,153,816	2,057,765
	Cementir Holding NV	1,364,909	10,766,059
*	CIR SpA-Compagnie Industriali	7,451,983	3,597,811
	Credito Emiliano SpA	1,425,631	12,141,876
*	d'Amico International Shipping SA	7,488,557	3,180,257
	Danieli & C Officine Meccaniche SpA	273,806	5,105,753
	Danieli & C Officine Meccaniche SpA	299,192	7,753,385
	DeA Capital SpA	1,376,699	2,233,525
#	Emak SpA	1,343,863	1,753,730
	Esprinet SpA	608,059	4,822,126
	Exprivia SpA	74,618	116,889
#	Fila SpA	172,287	1,340,232
*	FNM SpA	3,625,310	1,771,757
	Hera SpA	1,808,720	5,195,759
	IMMSI SpA	4,160,633	2,208,238
	Italmobiliare SpA	229,520	6,147,829
*	Iveco Group NV	866,476	7,096,940
	IVS Group SA	73,063	284,426
*	KME Group SpA	2,909,563	2,236,983

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Leonardo SpA	5,138,673	$52,918,752
	MFE-MediaForEurope NV, Class A	5,157,193	2,260,122
#	MFE-MediaForEurope NV, Class B	964,729	653,216
	Openjobmetis SpA agenzia per il lavoro	10,763	108,060
	Orsero SpA	77,952	1,294,231
Ω	OVS SpA	5,238,011	12,611,188
Ω	Pirelli & C SpA	4,503,166	22,545,933
	Prima Industrie SpA	56,730	1,536,020
	Rizzoli Corriere Della Sera Mediagroup SpA	1,355,701	1,050,083
*	Saras SpA	6,555,027	11,364,681
*	Sogefi SpA	615,998	744,150
#*	Telecom Italia SpA	38,831,201	11,179,807
	Unipol Gruppo SpA	8,415,530	44,075,185
	UnipolSai Assicurazioni SpA	1,539,229	4,094,374
TOTAL ITALY			495,848,457
JAPAN — (26.0%)
	77 Bank Ltd.	951,800	16,998,568
	A&D HOLON Holdings Co. Ltd.	38,400	314,445
	Achilles Corp.	293,300	2,825,335
#	AD Works Group Co. Ltd.	159,300	180,279
	ADEKA Corp.	413,900	7,003,699
	AEON Financial Service Co. Ltd.	418,700	4,244,154
	Ahresty Corp.	203,300	769,988
	Aichi Corp.	267,900	1,604,761
	Aichi Financial Group, Inc.	272,909	4,874,266
	Aichi Steel Corp.	273,435	4,853,696
	Aichi Tokei Denki Co. Ltd.	112,000	1,178,456
	Aida Engineering Ltd.	143,700	902,276
	Ainavo Holdings Co. Ltd.	19,600	148,263
	Aiphone Co. Ltd.	210,600	3,144,420
	Airport Facilities Co. Ltd.	547,000	2,181,502
	Aisan Industry Co. Ltd.	802,230	4,652,900
	Aizawa Securities Group Co. Ltd.	66,000	361,635
	Akatsuki Corp.	34,100	84,165
	Akatsuki, Inc.	30,100	535,581
*	Akebono Brake Industry Co. Ltd.	58,100	69,040
	Albis Co. Ltd.	72,400	1,345,829
	Alconix Corp.	413,399	4,432,665
	Alinco, Inc.	206,000	1,650,301
#	Alpen Co. Ltd.	325,886	4,879,424
	Alpha Corp.	108,400	788,076
	Alps Alpine Co. Ltd.	2,103,088	21,548,209
	Alps Logistics Co. Ltd.	239,900	2,220,365
#	Anabuki Kosan, Inc.	38,600	616,257
	AOI Electronics Co. Ltd.	40,200	568,106
	AOKI Holdings, Inc.	354,900	1,871,260
	Aoyama Trading Co. Ltd.	279,900	1,956,920
#	Aozora Bank Ltd.	189,800	3,794,899
	Arakawa Chemical Industries Ltd.	358,700	2,753,510
	Arata Corp.	106,300	3,447,722
	Araya Industrial Co. Ltd.	26,700	490,328
	ARCLANDS Corp.	237,900	2,680,407
	Arcs Co. Ltd.	482,200	8,148,812
	Arealink Co. Ltd.	65,400	939,639
	Arisawa Manufacturing Co. Ltd.	479,982	5,195,145
	Artnature, Inc.	39,100	227,732
	Asahi Broadcasting Group Holdings Corp.	89,100	442,438
	Asahi Diamond Industrial Co. Ltd.	1,098,363	6,304,768

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Kogyosha Co. Ltd.	186,948	$2,996,018
	Asahi Printing Co. Ltd.	11,900	78,677
	ASAHI YUKIZAI Corp.	279,500	6,402,490
	Ashimori Industry Co. Ltd.	84,499	927,961
	Asia Pile Holdings Corp.	673,700	3,339,681
	ASKA Pharmaceutical Holdings Co. Ltd.	341,200	3,284,429
#	Astena Holdings Co. Ltd.	649,400	2,082,697
	Asti Corp.	50,300	1,137,581
#	Avantia Co. Ltd.	93,600	576,390
	Awa Bank Ltd.	488,623	8,223,239
	Bando Chemical Industries Ltd.	538,200	4,217,861
	Bank of Kochi Ltd.	41,799	237,211
	Bank of Nagoya Ltd.	118,569	3,225,627
	Bank of Saga Ltd.	117,509	1,678,149
	Bank of the Ryukyus Ltd.	375,700	2,790,141
	Belluna Co. Ltd.	971,624	5,223,378
#	Bunka Shutter Co. Ltd.	574,300	5,144,379
	Canon Electronics, Inc.	243,900	3,205,285
	Carlit Holdings Co. Ltd.	470,400	2,791,453
#	Cawachi Ltd.	343,600	5,935,885
	Central Glass Co. Ltd.	740,400	16,350,877
	Chiba Kogyo Bank Ltd.	663,842	2,571,628
	Chilled & Frozen Logistics Holdings Co. Ltd.	74,700	715,384
	Chino Corp.	55,900	830,186
*	Chiyoda Integre Co. Ltd.	157,800	2,746,936
	Chori Co. Ltd.	135,000	2,463,209
	Chubu Shiryo Co. Ltd.	528,179	4,213,995
	Chudenko Corp.	224,460	3,701,307
	Chuetsu Pulp & Paper Co. Ltd.	110,900	877,685
	Chugin Financial Group, Inc.	797,100	5,800,218
	Chuo Gyorui Co. Ltd.	61,600	1,491,057
	Chuo Spring Co. Ltd.	169,700	986,094
	Chuo Warehouse Co. Ltd.	30,800	228,122
	CI Takiron Corp.	989,200	3,986,356
	Citizen Watch Co. Ltd.	3,444,900	16,389,370
	CK-San-Etsu Co. Ltd.	9,900	328,312
	Cleanup Corp.	332,600	1,671,440
	CMK Corp.	1,209,000	4,746,833
	Corona Corp.	100,000	708,611
	Cosel Co. Ltd.	169,100	1,445,279
	Cosmo Energy Holdings Co. Ltd.	163,300	4,579,580
	Create Medic Co. Ltd.	10,200	69,589
	Credit Saison Co. Ltd.	947,200	12,409,709
	CTI Engineering Co. Ltd.	210,800	5,376,391
	Dai Nippon Toryo Co. Ltd.	233,000	1,413,855
	Dai-Dan Co. Ltd.	244,300	4,142,651
	Daido Kogyo Co. Ltd.	124,289	726,942
	Daido Metal Co. Ltd.	783,314	3,014,215
	Daido Steel Co. Ltd.	521,200	19,706,677
	Daihatsu Diesel Manufacturing Co. Ltd.	408,000	1,681,261
	Daiho Corp.	182,400	5,150,118
	Daiichi Jitsugyo Co. Ltd.	146,900	5,315,735
	Daiichi Kensetsu Corp.	12,800	133,678
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	108,400	912,789
	Daiken Corp.	114,600	1,936,346
	Daiki Aluminium Industry Co. Ltd.	13,600	150,760
#	Daikoku Denki Co. Ltd.	162,500	2,513,768
	Daikyonishikawa Corp.	432,100	2,032,672
	Dainichi Co. Ltd.	239,000	1,282,915

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	241,400	$3,375,186
	Daio Paper Corp.	223,100	1,721,474
	Daishi Hokuetsu Financial Group, Inc.	597,743	14,261,119
	Daishinku Corp.	25,600	146,531
	Daisue Construction Co. Ltd.	170,100	1,530,116
	Daito Bank Ltd.	160,900	942,412
	Daito Pharmaceutical Co. Ltd.	52,642	1,065,951
	Daitron Co. Ltd.	5,500	103,324
	Daiwa Industries Ltd.	196,900	1,833,333
	DCM Holdings Co. Ltd.	1,709,600	15,558,258
	Denka Co. Ltd.	35,000	726,062
	Denyo Co. Ltd.	314,500	3,751,180
	DIC Corp.	628,735	11,689,460
	DKS Co. Ltd.	84,647	1,271,038
	DMW Corp.	45,300	1,092,224
	Doshisha Co. Ltd.	164,600	2,155,329
	Dowa Holdings Co. Ltd.	46,800	1,633,935
	DyDo Group Holdings, Inc.	14,900	542,044
	Eagle Industry Co. Ltd.	406,999	3,569,547
#	EDION Corp.	2,153,600	21,270,843
	EF-ON, Inc.	229,139	916,403
	Ehime Bank Ltd.	699,697	5,185,456
	Eizo Corp.	162,900	4,553,454
#	EJ Holdings, Inc.	81,400	831,503
	Elematec Corp.	192,400	2,439,747
	Endo Lighting Corp.	156,300	930,800
	Enomoto Co. Ltd.	84,400	1,161,597
	Enplas Corp.	4,200	121,353
	Eslead Corp.	191,400	3,137,875
	Exedy Corp.	610,236	8,208,355
	EXEO Group, Inc.	364,900	6,635,183
	FALCO HOLDINGS Co. Ltd.	14,100	200,083
	FCC Co. Ltd.	449,045	5,002,389
	Feed One Co. Ltd.	299,380	1,575,713
	Felissimo Corp.	9,400	71,741
	Ferrotec Holdings Corp.	351,000	8,791,372
	FIDEA Holdings Co. Ltd.	150,060	1,713,885
#	First Bank of Toyama Ltd.	256,900	1,290,061
	First Juken Co. Ltd.	98,700	791,432
	FJ Next Holdings Co. Ltd.	461,000	3,554,095
	F-Tech, Inc.	121,700	509,752
	Fudo Tetra Corp.	9,900	117,599
	Fuji Co. Ltd.	13,500	192,755
	Fuji Corp. Ltd.	484,501	2,555,731
	Fuji Media Holdings, Inc.	288,400	2,435,848
#	Fuji Oil Co. Ltd.	678,700	1,391,500
	Fuji Pharma Co. Ltd.	190,800	1,563,972
	Fuji Seal International, Inc.	117,700	1,529,700
	Fujicco Co. Ltd.	9,000	130,883
#	Fujikura Composites, Inc.	453,100	3,140,787
	Fujikura Kasei Co. Ltd.	370,200	1,234,832
	Fujimori Kogyo Co. Ltd.	43,000	1,104,038
	Fujisash Co. Ltd.	1,129,100	625,735
	Fujishoji Co. Ltd.	8,100	81,580
#	FuKoKu Co. Ltd.	198,900	1,596,995
	Fukuda Corp.	121,100	4,241,457
	Fukuyama Transporting Co. Ltd.	274,000	7,090,027
	Furukawa Co. Ltd.	599,500	6,111,146
	Furukawa Electric Co. Ltd.	1,401,800	27,206,669

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furuno Electric Co. Ltd.	636,500	$4,562,563
	Fuso Pharmaceutical Industries Ltd.	76,800	1,144,338
	Futaba Industrial Co. Ltd.	1,216,400	3,661,700
	Fuyo General Lease Co. Ltd.	311,500	21,408,662
	Gakken Holdings Co. Ltd.	77,000	577,965
	Gecoss Corp.	302,500	2,055,788
	Geo Holdings Corp.	391,700	5,722,120
	Glory Ltd.	465,652	8,144,305
	Godo Steel Ltd.	49,000	944,574
	Goldcrest Co. Ltd.	345,330	4,332,256
	Grandy House Corp.	377,500	1,693,145
	GS Yuasa Corp.	150,200	2,628,357
#	GSI Creos Corp.	196,114	2,325,845
	G-Tekt Corp.	485,568	5,771,926
	Gun-Ei Chemical Industry Co. Ltd.	90,200	1,718,133
	Gunma Bank Ltd.	5,489,696	21,414,231
	Gunze Ltd.	306,100	10,080,253
	H2O Retailing Corp.	1,032,939	10,080,651
	Hachijuni Bank Ltd.	312,900	1,359,040
	Hagihara Industries, Inc.	87,905	800,833
	Hagiwara Electric Holdings Co. Ltd.	130,900	2,606,228
	Hamakyorex Co. Ltd.	77,400	1,938,309
	Hanwa Co. Ltd.	655,200	20,862,301
	Happinet Corp.	50,700	792,572
	Harima Chemicals Group, Inc.	307,500	1,982,185
	Hashimoto Sogyo Holdings Co. Ltd.	7,800	64,030
#	Heiwado Co. Ltd.	631,035	10,546,713
#	Helios Techno Holding Co. Ltd.	10,200	36,891
	Hibiya Engineering Ltd.	156,300	2,359,797
	Hirakawa Hewtech Corp.	84,300	776,122
#	Hirano Tecseed Co. Ltd.	28,500	504,991
	Hirogin Holdings, Inc.	3,685,781	19,219,290
	Hisaka Works Ltd.	122,300	811,907
	Hochiki Corp.	25,100	280,170
	Hodogaya Chemical Co. Ltd.	54,800	1,412,115
	Hokkaido Coca-Cola Bottling Co. Ltd.	74,699	2,348,028
#	Hokkan Holdings Ltd.	194,900	2,115,652
	Hokko Chemical Industry Co. Ltd.	390,900	2,514,110
	Hokkoku Financial Holdings, Inc.	562,416	17,824,730
	Hokuetsu Corp.	3,089,774	19,890,265
	Hokuhoku Financial Group, Inc.	1,089,063	8,625,321
	Hokuriku Electric Industry Co. Ltd.	113,361	1,134,325
#	Hokuriku Electrical Construction Co. Ltd.	194,320	1,040,800
	H-One Co. Ltd.	258,500	1,318,336
	Honeys Holdings Co. Ltd.	2,400	27,093
#	Hoosiers Holdings Co. Ltd.	438,100	2,673,896
	Hosiden Corp.	1,200,100	14,556,857
	Hosokawa Micron Corp.	800	17,061
	Howa Machinery Ltd.	212,900	1,593,231
	HS Holdings Co. Ltd.	257,200	2,411,897
	Hyakugo Bank Ltd.	2,788,612	9,006,185
	Hyakujushi Bank Ltd.	399,099	6,272,079
#	Ichikawa Co. Ltd.	23,400	241,332
	Ichiken Co. Ltd.	72,900	1,016,726
	Ichikoh Industries Ltd.	350,700	1,049,424
	Ichinen Holdings Co. Ltd.	145,900	1,445,957
	Ichiyoshi Securities Co. Ltd.	55,700	266,207
	Icom, Inc.	7,400	145,091
	IDEA Consultants, Inc.	7,300	97,200

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iino Kaiun Kaisha Ltd.	988,300	$6,997,266
	IJTT Co. Ltd.	383,560	1,572,870
	Imasen Electric Industrial	48,599	265,522
	Imura Envelope Co., Inc.	9,500	63,633
#	Inaba Seisakusho Co. Ltd.	110,600	1,184,004
	Inabata & Co. Ltd.	1,048,500	20,352,132
	Ines Corp.	433,300	4,619,551
	INFRONEER Holdings, Inc.	709,600	5,664,340
	Innotech Corp.	334,700	3,488,290
	I-PEX, Inc.	276,100	2,457,611
	Ise Chemicals Corp.	18,400	733,230
#	Iseki & Co. Ltd.	425,743	4,009,245
	Ishihara Sangyo Kaisha Ltd.	821,000	6,989,441
	Ishizuka Glass Co. Ltd.	49,999	557,558
	Itochu Enex Co. Ltd.	751,200	6,438,836
	Itochu-Shokuhin Co. Ltd.	85,200	3,306,661
	Itoham Yonekyu Holdings, Inc.	1,972,100	10,827,680
	Itoki Corp.	643,482	3,482,236
	IwaiCosmo Holdings, Inc.	424,600	4,350,353
	Iwasaki Electric Co. Ltd.	152,200	2,800,152
	Iyogin Holdings, Inc.	1,046,300	5,905,089
	Izumi Co. Ltd.	93,100	2,107,947
	J Front Retailing Co. Ltd.	419,200	3,904,212
#	J Trust Co. Ltd.	320,700	1,408,565
	Jaccs Co. Ltd.	465,600	15,020,318
#	JAFCO Group Co. Ltd.	753,000	13,437,371
#	JANOME Corp.	393,500	1,836,914
	Japan Electronic Materials Corp.	18,300	203,402
#	Japan Foundation Engineering Co. Ltd.	238,100	980,871
	Japan Oil Transportation Co. Ltd.	48,421	853,109
	Japan Pulp & Paper Co. Ltd.	222,100	9,370,614
	Japan Securities Finance Co. Ltd.	507,100	4,597,918
	Japan Transcity Corp.	859,200	3,545,794
	Japan Wool Textile Co. Ltd.	865,700	6,445,446
	JDC Corp.	222,700	953,835
#	Jimoto Holdings, Inc.	2,500	8,587
	JK Holdings Co. Ltd.	275,400	2,249,422
	JMS Co. Ltd.	369,403	1,425,857
	J-Oil Mills, Inc.	454,000	5,515,168
	Joshin Denki Co. Ltd.	248,856	3,826,336
	JSP Corp.	203,199	2,470,814
#	Juki Corp.	523,200	2,542,459
	Juroku Financial Group, Inc.	435,400	10,477,901
	JVCKenwood Corp.	1,880,099	5,246,804
#	K&O Energy Group, Inc.	298,000	4,626,469
	Kaga Electronics Co. Ltd.	148,400	4,943,196
	Kamei Corp.	589,600	6,470,442
	Kanaden Corp.	398,500	3,430,224
	Kanagawa Chuo Kotsu Co. Ltd.	2,200	56,263
	Kanamoto Co. Ltd.	350,500	6,096,219
	Kandenko Co. Ltd.	1,471,800	9,892,178
	Kanefusa Corp.	4,100	24,873
	Kaneka Corp.	512,900	13,465,867
	Kanematsu Corp.	1,124,730	13,753,454
	Katakura Industries Co. Ltd.	180,300	2,448,798
	Kawada Technologies, Inc.	113,200	2,958,767
	Kawagishi Bridge Works Co. Ltd.	5,399	109,195
	Kawai Musical Instruments Manufacturing Co. Ltd.	22,200	443,978
	Keihin Co. Ltd.	34,000	394,506

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keiyo Bank Ltd.	1,258,040	$5,975,592
	KEL Corp.	35,900	514,259
	Kenko Mayonnaise Co. Ltd.	127,266	1,333,638
	Kimoto Co. Ltd.	347,500	554,648
	Kimura Unity Co. Ltd.	93,200	677,153
	Kitagawa Corp.	112,900	1,025,355
	Kita-Nippon Bank Ltd.	101,800	1,744,295
	Kitano Construction Corp.	88,227	1,836,449
	Kitz Corp.	427,200	2,705,310
	Kiyo Bank Ltd.	1,221,600	15,528,445
	Koatsu Gas Kogyo Co. Ltd.	315,900	1,614,530
	Kobe Steel Ltd.	6,040,300	32,542,292
	Kohnan Shoji Co. Ltd.	233,700	6,020,914
#	Kojima Co. Ltd.	280,700	1,229,592
	Kokuyo Co. Ltd.	203,011	2,894,762
	Komatsu Matere Co. Ltd.	2,400	14,162
	Komatsu Wall Industry Co. Ltd.	156,300	2,302,722
	Komeri Co. Ltd.	572,900	11,752,421
	Komori Corp.	27,400	185,080
	Konica Minolta, Inc.	7,938,400	33,268,206
	Konishi Co. Ltd.	4,900	69,461
	Konoike Transport Co. Ltd.	396,800	4,707,542
	Kosaido Holdings Co. Ltd.	41,100	608,782
	KPP Group Holdings Co. Ltd.	116,400	793,844
	Krosaki Harima Corp.	64,100	2,951,389
	KRS Corp.	244,000	1,793,417
	K's Holdings Corp.	158,400	1,400,402
	KU Holdings Co. Ltd.	255,600	2,833,118
	Kumagai Gumi Co. Ltd.	421,085	8,653,652
	Kurabo Industries Ltd.	361,800	6,205,149
	Kureha Corp.	62,100	4,055,898
	Kurimoto Ltd.	158,500	2,257,460
	Kuriyama Holdings Corp.	116,500	727,338
	KVK Corp.	2,500	28,978
	KYB Corp.	270,000	7,651,592
	Kyodo Printing Co. Ltd.	126,800	2,805,517
	Kyoei Steel Ltd.	483,492	5,285,297
	Kyokuto Kaihatsu Kogyo Co. Ltd.	825,650	9,484,446
	Kyokuto Securities Co. Ltd.	118,499	540,525
	Kyokuyo Co. Ltd.	28,500	841,140
#*	KYORITSU Co. Ltd.	402,600	384,477
	Kyosan Electric Manufacturing Co. Ltd.	927,400	2,913,244
#	Kyowa Electronic Instruments Co. Ltd.	352,100	925,365
	Kyowa Leather Cloth Co. Ltd.	284,300	1,119,149
	Kyudenko Corp.	80,400	2,083,935
	Kyushu Financial Group, Inc.	1,792,255	6,587,420
	Kyushu Leasing Service Co. Ltd.	20,600	123,685
	LEC, Inc.	38,500	296,033
	Lintec Corp.	164,200	2,843,454
#	Look Holdings, Inc.	151,199	3,028,526
	Macnica Holdings, Inc.	13,250	352,141
#	Maezawa Industries, Inc.	108,700	515,823
#	Maezawa Kasei Industries Co. Ltd.	213,600	2,259,907
	Maezawa Kyuso Industries Co. Ltd.	312,700	2,224,233
	Makino Milling Machine Co. Ltd.	305,700	10,974,013
	Marubun Corp.	307,800	2,421,677
#	Marudai Food Co. Ltd.	466,500	5,225,246
	Maruha Nichiro Corp.	672,070	12,761,271
	Maruichi Steel Tube Ltd.	258,100	5,557,471

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MARUKA FURUSATO Corp.	121,314	$3,263,385
#	Marusan Securities Co. Ltd.	290,500	956,644
#	Maruyama Manufacturing Co., Inc.	30,300	374,479
#	Maruzen CHI Holdings Co. Ltd.	38,000	101,527
	Maruzen Showa Unyu Co. Ltd.	299,700	7,262,150
	Matsuda Sangyo Co. Ltd.	195,400	3,560,156
	Matsui Construction Co. Ltd.	373,800	1,678,207
	Maxell Ltd.	756,900	8,260,344
	Megmilk Snow Brand Co. Ltd.	617,900	8,648,148
	Meiji Electric Industries Co. Ltd.	45,200	393,716
	Meiji Shipping Co. Ltd.	2,500	12,590
	Meisei Industrial Co. Ltd.	559,500	3,567,239
	Meito Sangyo Co. Ltd.	3,300	42,509
	Meiwa Estate Co. Ltd.	182,700	1,234,334
#	Mikuni Corp.	404,900	1,064,290
#	Miraial Co. Ltd.	122,800	1,454,098
	Mirait One Corp.	629,150	7,672,610
	Mirarth Holdings, Inc.	1,251,800	3,706,036
	Mitani Sangyo Co. Ltd.	130,100	317,557
	Mito Securities Co. Ltd.	100,700	231,362
	Mitsuba Corp.	281,241	1,110,640
	Mitsubishi Kakoki Kaisha Ltd.	84,600	1,429,467
	Mitsubishi Logistics Corp.	151,300	3,533,063
	Mitsubishi Materials Corp.	1,068,100	18,346,509
*	Mitsubishi Paper Mills Ltd.	113,769	259,226
	Mitsubishi Shokuhin Co. Ltd.	161,800	3,900,077
	Mitsubishi Steel Manufacturing Co. Ltd.	127,100	1,096,169
	Mitsui DM Sugar Holdings Co. Ltd.	233,506	3,652,218
	Mitsui Mining & Smelting Co. Ltd.	950,385	25,319,289
	Mitsui-Soko Holdings Co. Ltd.	214,300	6,161,355
	Mitsuuroko Group Holdings Co. Ltd.	445,800	4,049,127
	Miyaji Engineering Group, Inc.	129,100	3,584,656
	Miyazaki Bank Ltd.	218,126	4,471,267
	Miyoshi Oil & Fat Co. Ltd.	11,200	80,148
	Mizuho Leasing Co. Ltd.	393,200	10,431,838
	Mizuno Corp.	318,879	7,235,208
#	MORESCO Corp.	25,600	239,294
	Moriroku Holdings Co. Ltd.	81,100	1,110,846
	Morita Holdings Corp.	140,300	1,313,147
	Morito Co. Ltd.	221,300	1,620,838
	Mory Industries, Inc.	122,900	2,773,423
	MrMax Holdings Ltd.	193,500	993,379
	Mugen Estate Co. Ltd.	144,000	543,206
	Murakami Corp.	60,100	1,109,004
	Musashi Seimitsu Industry Co. Ltd.	2,700	37,210
	Musashino Bank Ltd.	174,600	3,064,120
	Nachi-Fujikoshi Corp.	168,087	5,082,168
	Nadex Co. Ltd.	20,100	132,614
	Nafco Co. Ltd.	177,900	2,231,755
	Nagano Bank Ltd.	36,799	407,023
	Nagano Keiki Co. Ltd.	157,900	1,397,356
	Nagase & Co. Ltd.	1,476,900	23,833,245
	Nakabayashi Co. Ltd.	468,300	1,752,959
	Nakano Corp.	12,300	31,097
	Nakayama Steel Works Ltd.	535,100	4,059,066
*	Namura Shipbuilding Co. Ltd.	151,900	470,524
	Nanto Bank Ltd.	455,646	9,451,690
	Narasaki Sangyo Co. Ltd.	34,600	544,069
#	Nasu Denki Tekko Co. Ltd.	7,500	440,551

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Capital Solutions Ltd.	235,500	$4,486,239
	Neturen Co. Ltd.	783,000	4,152,329
	New Japan Chemical Co. Ltd.	31,700	55,278
	NHK Spring Co. Ltd.	2,486,700	17,577,386
	Nicca Chemical Co. Ltd.	74,500	470,503
	Nice Corp.	27,600	282,993
	Nichia Steel Works Ltd.	335,299	674,021
	Nichiden Corp.	79,300	1,100,326
	Nichiha Corp.	29,500	633,166
	Nichimo Co. Ltd.	50,200	1,207,894
	Nichireki Co. Ltd.	552,800	5,915,471
	Nichirin Co. Ltd.	134,660	1,947,074
	Nihon Chouzai Co. Ltd.	141,800	1,281,260
	Nihon Denkei Co. Ltd.	73,950	936,369
	Nihon Flush Co. Ltd.	2,100	14,979
#	Nihon House Holdings Co. Ltd.	353,174	1,043,854
	Nihon Kagaku Sangyo Co. Ltd.	88,300	680,101
	Nihon Nohyaku Co. Ltd.	686,200	3,776,101
	Nihon Parkerizing Co. Ltd.	94,700	699,205
#	Nihon Plast Co. Ltd.	231,500	764,743
	Nihon Tokushu Toryo Co. Ltd.	205,500	1,400,478
#*	Nihon Yamamura Glass Co. Ltd.	49,300	205,704
	Nikkiso Co. Ltd.	575,400	4,517,474
	Nikko Co. Ltd.	474,600	2,301,250
	Nikkon Holdings Co. Ltd.	697,200	13,423,679
	Nippi, Inc.	13,400	363,750
	Nippn Corp.	576,500	7,205,374
	Nippon Beet Sugar Manufacturing Co. Ltd.	205,300	2,629,487
	Nippon Carbide Industries Co., Inc.	196,500	2,001,826
	Nippon Chemical Industrial Co. Ltd.	93,800	1,378,870
*	Nippon Chemi-Con Corp.	300,177	3,827,656
	Nippon Coke & Engineering Co. Ltd.	2,699,404	1,916,611
	Nippon Concrete Industries Co. Ltd.	921,000	1,585,499
#	Nippon Denko Co. Ltd.	1,198,300	3,579,897
	Nippon Densetsu Kogyo Co. Ltd.	401,700	5,030,895
#	Nippon Electric Glass Co. Ltd.	1,085,900	20,165,588
#	Nippon Felt Co. Ltd.	135,800	427,664
#	Nippon Filcon Co. Ltd.	158,100	551,009
	Nippon Hume Corp.	494,400	2,530,244
	Nippon Kayaku Co. Ltd.	1,165,700	10,824,868
	Nippon Koei Co. Ltd.	299,100	8,217,920
	Nippon Light Metal Holdings Co. Ltd.	1,292,989	14,820,093
	Nippon Paper Industries Co. Ltd.	1,844,846	13,734,977
#	Nippon Piston Ring Co. Ltd.	74,500	723,757
	Nippon Rietec Co. Ltd.	23,600	163,107
	Nippon Road Co. Ltd.	82,000	3,914,245
	Nippon Seiki Co. Ltd.	74,500	480,280
	Nippon Seisen Co. Ltd.	48,700	1,701,892
	Nippon Sharyo Ltd.	21,800	332,764
*	Nippon Sheet Glass Co. Ltd.	808,700	3,914,625
	Nippon Shokubai Co. Ltd.	320,100	13,551,472
	Nippon Signal Company Ltd.	644,200	5,173,768
	Nippon Soda Co. Ltd.	443,500	14,496,009
	Nippon Steel Trading Corp.	336,980	24,025,986
	Nippon Thompson Co. Ltd.	1,420,600	6,510,839
	Nippon Tungsten Co. Ltd.	2,500	50,771
	Nippon Yakin Kogyo Co. Ltd.	292,050	10,120,097
	Nipro Corp.	74,600	598,844
	Nishikawa Rubber Co. Ltd.	29,900	256,310

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishimatsu Construction Co. Ltd.	68,515	$2,140,281
	Nishimoto Co. Ltd.	42,500	1,135,586
	Nishi-Nippon Financial Holdings, Inc.	1,950,100	16,231,631
	Nishio Rent All Co. Ltd.	163,600	3,946,497
	Nissan Shatai Co. Ltd.	186,500	1,295,853
	Nissan Tokyo Sales Holdings Co. Ltd.	540,900	1,298,987
	Nissei Plastic Industrial Co. Ltd.	330,900	2,507,178
	Nissha Co. Ltd.	391,700	5,827,914
	Nisshin Group Holdings Co. Ltd.	775,400	2,723,390
	Nisshin Oillio Group Ltd.	650,500	15,978,606
	Nisshinbo Holdings, Inc.	2,848,174	21,289,877
	Nissin Corp.	261,300	4,449,693
	Nissui Corp.	1,149,700	4,777,263
	Nitta Corp.	121,100	2,677,779
	Nitta Gelatin, Inc.	150,700	993,951
	NITTAN Corp.	249,000	508,138
	Nittetsu Mining Co. Ltd.	296,798	8,265,025
	Nitto Boseki Co. Ltd.	43,400	684,399
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,379,325
	Nitto Kogyo Corp.	95,600	1,789,591
	Nitto Kohki Co. Ltd.	72,500	857,332
	Nitto Seiko Co. Ltd.	548,100	2,148,852
	NJS Co. Ltd.	21,100	354,157
	Noda Corp.	86,100	735,554
	NOK Corp.	1,008,920	9,582,030
	Noritake Co. Ltd.	196,200	6,361,065
	Noritsu Koki Co. Ltd.	325,800	5,901,005
	Noritz Corp.	267,300	3,090,155
	North Pacific Bank Ltd.	5,918,600	12,842,943
	Nozawa Corp.	19,800	101,362
	NS United Kaiun Kaisha Ltd.	262,300	7,899,570
	NTN Corp.	9,385,679	19,457,131
	Ogaki Kyoritsu Bank Ltd.	263,671	3,953,587
	Ohara, Inc.	71,800	670,618
#	Ohashi Technica, Inc.	200,100	2,314,146
	Oiles Corp.	39,400	468,945
	Oita Bank Ltd.	12,900	217,027
	Okabe Co. Ltd.	572,859	3,214,799
	Okamura Corp.	143,800	1,577,265
	Okasan Securities Group, Inc.	1,375,200	4,447,961
	Oki Electric Industry Co. Ltd.	1,266,860	7,156,135
	Okinawa Financial Group, Inc.	376,040	6,988,686
	Okumura Corp.	389,800	9,068,357
	Okura Industrial Co. Ltd.	170,300	2,470,859
#	Okuwa Co. Ltd.	497,874	3,523,891
	Olympic Group Corp.	14,400	56,439
	Onoken Co. Ltd.	428,500	5,148,901
	Onward Holdings Co. Ltd.	675,504	1,720,971
	Oriental Shiraishi Corp.	994,200	2,374,648
#	Origin Co. Ltd.	29,500	293,410
	Osaka Steel Co. Ltd.	383,500	3,671,954
	Osaki Electric Co. Ltd.	557,300	2,309,290
	OUG Holdings, Inc.	22,500	419,777
	Oyo Corp.	16,200	252,777
	Pacific Industrial Co. Ltd.	916,524	7,597,975
	Pacific Metals Co. Ltd.	13,000	200,707
	Pack Corp.	48,200	963,578
	Parker Corp.	31,800	130,830
	PC Depot Corp.	414,581	923,708

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pegasus Sewing Machine Manufacturing Co. Ltd.	340,800	$1,766,321
	Pickles Holdings Co. Ltd.	4,595	42,867
	Piolax, Inc.	458,200	6,268,253
	Press Kogyo Co. Ltd.	1,963,200	6,820,633
#	Pressance Corp.	238,500	3,051,470
	Procrea Holdings, Inc.	380,400	6,809,823
	PS Mitsubishi Construction Co. Ltd.	429,000	2,094,875
	Punch Industry Co. Ltd.	126,700	452,095
	Raiznext Corp.	123,400	1,254,674
	Rasa Corp.	97,400	926,783
	Rasa Industries Ltd.	95,900	1,446,574
	Raysum Co. Ltd.	15,368	162,422
	Rengo Co. Ltd.	3,215,800	22,697,123
	Restar Holdings Corp.	119,000	2,018,769
#	Retail Partners Co. Ltd.	161,600	1,702,084
	Rhythm Co. Ltd.	173,200	2,227,434
	Ricoh Leasing Co. Ltd.	377,800	11,287,572
	Riken Corp.	166,645	3,113,949
	Riken Technos Corp.	971,300	3,961,669
	Riken Vitamin Co. Ltd.	7,700	114,148
#	Rix Corp.	13,500	236,722
	Ryobi Ltd.	407,833	3,969,918
	Ryoden Corp.	376,100	5,087,080
	Ryosan Co. Ltd.	150,200	3,403,838
	S Foods, Inc.	4,500	102,855
#	S LINE Co. Ltd.	14,300	88,848
	Sakai Chemical Industry Co. Ltd.	372,900	5,240,057
	Sakai Heavy Industries Ltd.	75,100	2,080,549
	Sakata INX Corp.	264,030	2,224,916
	Sala Corp.	678,900	3,939,937
	San Holdings, Inc.	193,200	2,799,083
	San ju San Financial Group, Inc.	9,700	124,596
	San-Ai Obbli Co. Ltd.	1,078,900	11,225,128
	Sanei Architecture Planning Co. Ltd.	28,500	327,224
	San-In Godo Bank Ltd.	3,111,700	19,355,080
	Sanki Engineering Co. Ltd.	473,800	5,688,982
	Sanko Gosei Ltd.	348,299	1,419,492
	Sanko Metal Industrial Co. Ltd.	41,300	1,189,433
	Sankyo Seiko Co. Ltd.	221,300	815,958
	Sankyo Tateyama, Inc.	276,139	1,432,927
	Sanoh Industrial Co. Ltd.	417,600	2,072,939
	Sansei Technologies, Inc.	61,300	382,359
	Sansha Electric Manufacturing Co. Ltd.	215,700	1,538,250
	Sanyo Chemical Industries Ltd.	225,100	7,340,072
	Sanyo Denki Co. Ltd.	54,000	2,617,788
	Sanyo Industries Ltd.	51,900	726,556
	Sanyo Special Steel Co. Ltd.	525,600	10,084,387
	Sanyo Trading Co. Ltd.	110,100	962,521
	Sata Construction Co. Ltd.	67,200	247,710
	Sato Shoji Corp.	236,400	2,413,890
	Satori Electric Co. Ltd.	104,500	1,119,828
	Sawai Group Holdings Co. Ltd.	70,300	2,175,065
	Saxa Holdings, Inc.	127,399	1,180,502
	Scroll Corp.	24,400	136,709
	Seibu Electric & Machinery Co. Ltd.	5,500	69,459
	Seika Corp.	160,200	1,991,862
	Seikagaku Corp.	13,500	86,285
	Seikitokyu Kogyo Co. Ltd.	558,370	3,482,629
	Seiko Group Corp.	316,800	7,152,343

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko PMC Corp.	56,500	$244,115
	Seino Holdings Co. Ltd.	921,500	9,203,000
	Sekisui Jushi Corp.	234,200	3,554,632
	Sekisui Kasei Co. Ltd.	268,400	804,178
	Senshu Electric Co. Ltd.	13,000	346,488
	Senshu Ikeda Holdings, Inc.	2,477,890	4,888,537
	Shibusawa Warehouse Co. Ltd.	157,100	2,529,965
	Shibuya Corp.	49,300	961,370
	Shiga Bank Ltd.	328,100	6,829,330
	Shikibo Ltd.	80,300	597,693
	Shikoku Bank Ltd.	738,199	5,657,111
	Shimizu Bank Ltd.	11,500	137,124
	Shin Nippon Air Technologies Co. Ltd.	63,320	944,888
	Shinagawa Refractories Co. Ltd.	132,700	4,218,828
#	Shindengen Electric Manufacturing Co. Ltd.	184,100	4,781,484
	Shin-Etsu Polymer Co. Ltd.	153,100	1,524,528
	Shinko Shoji Co. Ltd.	150,100	1,527,967
	Shinmaywa Industries Ltd.	307,400	2,556,729
	Shinnihon Corp.	435,100	2,774,296
	Shinsho Corp.	121,499	5,341,330
#	Shinwa Co. Ltd.	4,400	71,772
	Shinwa Co. Ltd.	129,500	802,067
	Shizuoka Gas Co. Ltd.	753,700	6,608,061
	Showa Sangyo Co. Ltd.	104,100	2,030,898
	Sigma Koki Co. Ltd.	11,900	140,979
	Siix Corp.	195,916	2,117,321
	Sinanen Holdings Co. Ltd.	171,500	5,062,074
	Sinfonia Technology Co. Ltd.	199,500	2,410,358
	Sinko Industries Ltd.	3,800	45,830
	Sintokogio Ltd.	545,562	3,031,592
#	SK-Electronics Co. Ltd.	88,000	815,116
	SKY Perfect JSAT Holdings, Inc.	3,084,600	11,907,529
	SMK Corp.	69,949	1,264,299
	SNT Corp.	430,000	814,915
	Soda Nikka Co. Ltd.	173,900	999,467
#	Sodick Co. Ltd.	1,079,400	6,280,243
#	Soft99 Corp.	88,100	790,285
	Soken Chemical & Engineering Co. Ltd.	80,900	1,086,246
	Space Co. Ltd.	7,400	53,593
	SPK Corp.	106,136	1,202,844
	Starzen Co. Ltd.	188,800	3,092,417
	Stella Chemifa Corp.	80,600	1,607,014
#	Subaru Enterprise Co. Ltd.	24,500	1,691,084
	Sugimoto & Co. Ltd.	135,600	2,099,333
	Sumida Corp.	231,000	2,572,898
#	Suminoe Textile Co. Ltd.	92,700	1,339,506
	Sumitomo Bakelite Co. Ltd.	54,392	1,772,309
	Sumitomo Densetsu Co. Ltd.	16,000	292,397
	Sumitomo Mitsui Construction Co. Ltd.	235,400	761,378
	Sumitomo Osaka Cement Co. Ltd.	673,524	17,722,135
	Sumitomo Riko Co. Ltd.	1,000,600	4,919,260
	Sumitomo Seika Chemicals Co. Ltd.	138,900	4,438,384
	Sumitomo Warehouse Co. Ltd.	1,170,800	18,026,811
	Sun Frontier Fudousan Co. Ltd.	471,500	4,064,475
	Suncall Corp.	377,300	1,933,268
	Sun-Wa Technos Corp.	271,800	3,895,038
	Suruga Bank Ltd.	2,924,600	9,545,555
#	Suzuki Co. Ltd.	229,600	1,709,102
	SWCC Showa Holdings Co. Ltd.	4,500	63,498

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T RAD Co. Ltd.	111,800	$2,337,120
#	T&K Toka Co. Ltd.	224,400	2,181,564
	Tachibana Eletech Co. Ltd.	387,020	5,453,737
	Tachikawa Corp.	219,600	2,069,946
	Tadano Ltd.	271,600	2,016,556
	Taihei Dengyo Kaisha Ltd.	300,300	8,046,101
	Taiheiyo Cement Corp.	1,044,121	17,993,763
	Taiheiyo Kouhatsu, Inc.	118,700	841,376
#	Taiho Kogyo Co. Ltd.	237,999	1,216,366
	Taisei Lamick Co. Ltd.	10,000	224,923
	Takamatsu Construction Group Co. Ltd.	122,800	1,880,145
	Takano Co. Ltd.	140,500	731,361
	Takaoka Toko Co. Ltd.	252,044	4,094,516
	Takara Standard Co. Ltd.	655,353	7,152,009
	Takasago International Corp.	214,500	4,253,804
	Takashima & Co. Ltd.	54,600	1,251,488
	Takashimaya Co. Ltd.	2,290,717	32,004,285
	TAKEBISHI Corp.	58,300	716,704
	Tanabe Engineering Corp.	22,700	162,630
	Tatsuta Electric Wire & Cable Co. Ltd.	704,300	3,870,518
	Tayca Corp.	111,600	1,043,144
#	Tbk Co. Ltd.	465,000	899,261
	TECHNO ASSOCIE Co. Ltd.	167,000	1,586,273
	Techno Ryowa Ltd.	220,770	1,513,753
	Teijin Ltd.	528,900	5,430,919
	Teikoku Sen-I Co. Ltd.	43,800	524,614
	Teikoku Tsushin Kogyo Co. Ltd.	152,100	1,716,987
	Tekken Corp.	219,100	3,086,298
	Tenma Corp.	340,800	5,819,089
	Terasaki Electric Co. Ltd.	13,100	99,689
	Tigers Polymer Corp.	267,200	840,452
	Toa Corp.	266,600	1,590,737
#	Toa Corp.	306,300	5,933,715
	TOA ROAD Corp.	102,300	4,830,086
	Toagosei Co. Ltd.	1,914,400	17,373,060
	Tobishima Corp.	292,377	2,360,850
	TOC Co. Ltd.	316,300	1,657,707
	Toda Corp.	1,800,900	9,822,979
	Toenec Corp.	215,500	5,727,314
	Togami Electric Manufacturing Co. Ltd.	13,000	177,031
	Toho Bank Ltd.	412,900	766,451
#	Toho Co. Ltd.	46,000	572,832
	Toho Holdings Co. Ltd.	666,100	10,878,941
	Toho Zinc Co. Ltd.	222,500	3,734,404
	Tohoku Bank Ltd.	72,471	573,656
	Tohoku Steel Co. Ltd.	7,500	104,700
	Tokai Carbon Co. Ltd.	169,500	1,462,385
	Tokai Corp.	61,465	924,927
	Tokai Lease Co. Ltd.	61,799	667,681
	Tokai Rika Co. Ltd.	934,500	10,847,296
	Tokai Tokyo Financial Holdings, Inc.	2,558,048	7,455,955
#	Tokushu Tokai Paper Co. Ltd.	168,822	3,782,859
	Tokuyama Corp.	1,064,858	15,578,536
	Tokyo Energy & Systems, Inc.	554,200	4,050,483
#	Tokyo Keiki, Inc.	308,276	3,102,763
	Tokyo Kiraboshi Financial Group, Inc.	239,188	5,407,716
	Tokyo Rakutenchi Co. Ltd.	2,400	77,055
	Tokyo Rope Manufacturing Co. Ltd.	176,800	1,424,294
	Tokyo Sangyo Co. Ltd.	484,900	2,887,160

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Tekko Co. Ltd.	127,500	$1,664,158
	Toli Corp.	930,300	1,633,754
#	Tomato Bank Ltd.	135,400	1,106,675
#	Tomoe Corp.	641,900	2,052,152
	Tomoe Engineering Co. Ltd.	118,100	2,245,862
	Tomoku Co. Ltd.	239,364	3,105,883
	TOMONY Holdings, Inc.	1,655,900	5,085,949
	Tonami Holdings Co. Ltd.	145,300	4,114,770
	Topre Corp.	450,700	4,396,563
	Topy Industries Ltd.	240,200	3,097,528
	Torigoe Co. Ltd.	125,100	565,129
	Torishima Pump Manufacturing Co. Ltd.	58,500	684,598
	Tosei Corp.	404,400	4,616,955
	Towa Bank Ltd.	488,100	2,334,975
	Towa Pharmaceutical Co. Ltd.	39,700	626,802
	Toyo Construction Co. Ltd.	1,361,200	8,944,382
	Toyo Denki Seizo KK	69,650	470,176
*	Toyo Engineering Corp.	69,185	326,746
	Toyo Ink SC Holdings Co. Ltd.	725,300	10,418,002
	Toyo Kanetsu KK	97,500	2,008,168
	Toyo Logistics Co. Ltd.	92,200	198,946
	Toyo Machinery & Metal Co. Ltd.	341,500	1,473,430
	Toyo Seikan Group Holdings Ltd.	38,200	495,869
	Toyo Tanso Co. Ltd.	136,000	4,343,562
	Toyo Tire Corp.	822,600	9,841,144
	Toyo Wharf & Warehouse Co. Ltd.	75,299	766,120
	Toyobo Co. Ltd.	1,613,697	12,846,173
	Toyoda Gosei Co. Ltd.	156,800	2,603,518
	TPR Co. Ltd.	313,197	3,175,784
	Trinity Industrial Corp.	12,100	61,821
	Trusco Nakayama Corp.	62,600	1,025,591
	TS Tech Co. Ltd.	1,165,600	14,519,526
	TSI Holdings Co. Ltd.	607,733	2,452,981
	Tsubaki Nakashima Co. Ltd.	476,170	4,176,307
	Tsubakimoto Chain Co.	454,472	10,879,458
#	Tsubakimoto Kogyo Co. Ltd.	22,700	721,215
	Tsukishima Kikai Co. Ltd.	424,430	3,285,141
	Tsukuba Bank Ltd.	792,467	1,496,295
	Tsurumi Manufacturing Co. Ltd.	258,800	3,995,380
	Tsuzuki Denki Co. Ltd.	1,300	13,281
	TV Asahi Holdings Corp.	386,500	3,999,892
	Tv Tokyo Holdings Corp.	147,200	2,222,653
	TYK Corp.	479,200	1,059,652
	UACJ Corp.	719,199	13,503,963
	UBE Corp.	1,918,054	30,085,369
#	Ueki Corp.	28,500	291,809
	UEX Ltd.	1,500	13,469
	Unipres Corp.	813,039	4,862,923
	United Super Markets Holdings, Inc.	78,900	689,019
*	Unitika Ltd.	365,625	689,634
	Urbanet Corp. Co. Ltd.	109,300	258,044
	V Technology Co. Ltd.	28,000	579,987
	Valor Holdings Co. Ltd.	485,749	7,000,123
	Vital KSK Holdings, Inc.	8,500	54,778
	Wakachiku Construction Co. Ltd.	209,700	4,899,357
	Wakita & Co. Ltd.	893,900	8,338,051
	Warabeya Nichiyo Holdings Co. Ltd.	271,800	4,122,681
	Wellneo Sugar Co. Ltd.	290,600	3,718,483
	Wood One Co. Ltd.	91,575	655,197

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Co. Ltd.	200,100	$2,087,446
	Wowow, Inc.	82,000	787,493
	Xebio Holdings Co. Ltd.	651,103	4,646,728
#	Yachiyo Industry Co. Ltd.	113,500	1,083,601
	Yahagi Construction Co. Ltd.	249,900	1,530,002
	Yaizu Suisankagaku Industry Co. Ltd.	65,980	413,575
	YAMABIKO Corp.	349,396	3,059,116
	Yamae Group Holdings Co. Ltd.	59,800	668,731
	Yamagata Bank Ltd.	6,200	61,199
	Yamaguchi Financial Group, Inc.	1,355,047	9,371,981
	Yamatane Corp.	203,099	2,601,301
#	Yamato Corp.	335,800	1,942,402
#	Yamaya Corp.	57,600	1,139,558
	Yamazen Corp.	162,400	1,330,233
	Yasuda Logistics Corp.	305,100	2,246,994
	Yellow Hat Ltd.	206,500	2,831,119
	Yodogawa Steel Works Ltd.	472,600	10,070,068
	Yokogawa Bridge Holdings Corp.	172,200	2,657,885
	Yokorei Co. Ltd.	1,163,500	9,799,787
	Yondenko Corp.	184,700	2,597,449
#	Yorozu Corp.	240,200	1,355,759
	Yotai Refractories Co. Ltd.	151,100	1,775,847
	Yuasa Funashoku Co. Ltd.	39,699	813,214
	Yuasa Trading Co. Ltd.	84,300	2,402,143
#	Yuken Kogyo Co. Ltd.	37,000	534,181
	Yurtec Corp.	1,018,100	5,996,726
	Yushiro Chemical Industry Co. Ltd.	148,600	895,269
	Yutaka Giken Co. Ltd.	10,000	131,438
	Zaoh Co. Ltd.	28,700	414,734
	Zenitaka Corp.	25,900	548,977
TOTAL JAPAN			2,974,244,422
NETHERLANDS — (2.4%)
	Acomo NV	7,951	170,089
#	APERAM SA	1,049,891	41,432,252
	ASR Nederland NV	1,766,457	83,609,043
Ω	B&S Group Sarl	2,877	15,834
	Brunel International NV	15,665	178,988
	ForFarmers NV	201,107	678,039
*	Fugro NV	637,566	8,489,718
	Heijmans NV, CVA	550,020	6,671,740
	Kendrion NV	52,992	959,765
*	Koninklijke BAM Groep NV	4,284,881	10,920,485
	Koninklijke Vopak NV	259,619	7,822,467
	Ordina NV	1,827,372	8,298,628
	SBM Offshore NV	4,336,093	68,167,936
Ω	Signify NV	994,390	36,002,291
	Sligro Food Group NV	10,340	198,715
#*††	SRH NV	4,044,025	0
	Van Lanschot Kempen NV	32,767	942,834
TOTAL NETHERLANDS			274,558,824
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	11,448,773	5,755,913
	Arvida Group Ltd.	2,458,429	1,846,675
*	Channel Infrastructure NZ Ltd.	521,168	493,035
	Chorus Ltd.	1,026,580	5,555,482
	Colonial Motor Co. Ltd.	247,107	1,504,277

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Heartland Group Holdings Ltd.	1,983,573	$2,324,554
	KMD Brands Ltd.	3,794,682	2,608,032
#	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	1,131,397
#	NZME Ltd.	1,169,418	878,661
	Oceania Healthcare Ltd.	1,671,667	965,160
	PGG Wrightson Ltd.	164,726	475,353
*††	RPNZ Ltd.	832,183	0
#	Sanford Ltd.	1,035,786	2,781,091
	SKY Network Television Ltd.	1,067,685	1,673,152
*	SKYCITY Entertainment Group Ltd.	1,077,771	1,753,522
	Summerset Group Holdings Ltd.	78,003	493,988
#*	Tourism Holdings Ltd.	287,743	732,092
	TOWER Ltd.	403,954	173,797
	Turners Automotive Group Ltd.	53,999	115,373
TOTAL NEW ZEALAND			31,261,554
NORWAY — (1.1%)
#	2020 Bulkers Ltd.	49,567	487,423
#*	Akastor ASA	1,224,868	1,312,783
*	Aker BioMarine ASA	6,974	25,237
	Aker Solutions ASA	2,387,160	9,437,094
	AMSC ASA	824,081	3,632,354
*	Archer Ltd.	212,247	75,212
Ω	Avance Gas Holding Ltd.	130,198	784,240
#	B2Holding ASA	1,789,918	1,367,859
	Belships ASA	84,164	149,087
	Bonheur ASA	195,185	5,220,180
#*,*	Borr Drilling Ltd.	144,090	860,735
*	BW Energy Ltd.	1,017,009	2,857,335
Ω	BW LPG Ltd.	1,709,198	14,145,780
	BW Offshore Ltd.	2,090,034	5,592,490
#*	Cadeler AS	37,564	156,362
	DNO ASA	7,263,451	8,960,964
*	FLEX LNG Ltd.	151,525	4,689,513
#	Frontline PLC	865,785	11,929,961
	Grieg Seafood ASA	8,991	80,540
	Hafnia Ltd.	347,734	1,828,534
*	Kahoot! ASA	154,412	272,960
Ω	Klaveness Combination Carriers ASA	1,337	9,000
#*	Kongsberg Automotive ASA	6,496,213	1,696,533
*	LINK Mobility Group Holding ASA	97,408	86,751
	MPC Container Ships ASA	1,248,383	1,987,116
*Ω	Norske Skog ASA	387,005	2,665,033
*	NRC Group ASA	74,482	109,820
*	Odfjell Drilling Ltd.	1,924,128	5,132,874
	Odfjell SE, Class A	307,399	2,648,933
*	Odfjell Technology Ltd.	350,215	1,271,540
Ω	Okeanis Eco Tankers Corp.	122,966	2,220,421
	Pareto Bank ASA	70,593	379,695
*	Pexip Holding ASA	32,125	45,569
#*	PGS ASA	6,060,275	5,223,169
	Saga Pure ASA	159,801	30,063
Ω	Scatec ASA	34,979	285,295
	Selvaag Bolig ASA	14,297	46,144
*Ω	Shelf Drilling Ltd.	1,193,486	3,563,781
*	Siem Offshore, Inc.	198,520	344,309
	Sparebank 1 Oestlandet	92,195	1,079,870
	SpareBank 1 Sorost-Norge	46,808	253,341
	Sparebanken More	22,735	187,032

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Stolt-Nielsen Ltd.	586,868	$15,430,422
	TGS ASA	397,167	6,575,936
	Wilh Wilhelmsen Holding ASA, Class A	226,483	6,396,700
Ω	XXL ASA	103,910	38,562
TOTAL NORWAY			131,574,552
PORTUGAL — (0.2%)
	Banco Comercial Portugues SA, Class R	46,527,364	9,912,601
	NOS SGPS SA	661,346	2,836,046
	Sonae SGPS SA	11,700,718	11,926,264
TOTAL PORTUGAL			24,674,911
SINGAPORE — (0.8%)
	Amara Holdings Ltd.	96,100	25,251
*	Aspen Group Holdings Ltd.	1,603	43
*	Avarga Ltd.	61,600	10,323
*	Banyan Tree Holdings Ltd.	2,791,500	767,603
	Bonvests Holdings Ltd.	1,274,180	935,901
	Bukit Sembawang Estates Ltd.	104,000	363,313
#	China Aviation Oil Singapore Corp. Ltd.	1,502,700	1,191,784
	Chuan Hup Holdings Ltd.	6,184,800	1,034,633
*	COSCO Shipping International Singapore Co. Ltd.	2,059,000	300,044
	Del Monte Pacific Ltd.	943,400	226,891
*††	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	0
#	Far East Orchard Ltd.	3,607,207	2,968,285
	First Sponsor Group Ltd.	1,045,655	999,523
	Frencken Group Ltd.	36,500	32,821
#	Geo Energy Resources Ltd.	595,400	150,220
	GK Goh Holdings Ltd.	2,099,974	1,434,390
	Golden Agri-Resources Ltd.	50,965,100	9,708,817
#	GP Industries Ltd.	202,408	96,274
	GuocoLand Ltd.	2,689,700	3,343,255
	Haw Par Corp. Ltd.	293,300	2,188,086
	Hiap Hoe Ltd.	73,800	42,316
	Ho Bee Land Ltd.	5,952,400	10,766,740
	Hong Fok Corp. Ltd.	5,569,260	4,172,193
	Hong Leong Asia Ltd.	3,075,400	1,690,885
#	Hong Leong Finance Ltd.	1,148,400	2,117,709
#	Hotel Grand Central Ltd.	2,738,449	1,872,455
#	Hutchison Port Holdings Trust	29,229,100	6,013,946
#*††	Hyflux Ltd.	6,643,700	0
	Indofood Agri Resources Ltd.	423,200	100,008
	InnoTek Ltd.	62,100	23,750
#	Japfa Ltd.	3,979,959	1,033,617
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	85,954
*	Marco Polo Marine Ltd.	822,500	26,463
#	Metro Holdings Ltd.	7,302,260	3,506,708
#*††	Midas Holdings Ltd.	29,676,800	0
	OUE Ltd.	3,675,500	3,555,351
	Oxley Holdings Ltd.	69,709	7,709
#	PSC Corp. Ltd.	3,464,343	856,793
	QAF Ltd.	3,245,108	2,100,408
*	Raffles Education Ltd.	3,822,490	160,295
*	Sembcorp Marine Ltd.	9,211,500	1,000,035
#	SIIC Environment Holdings Ltd.	7,034,600	1,073,309
	Sinarmas Land Ltd.	387,100	53,811

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sing Holdings Ltd.	1,587,200	$434,995
#	Sing Investments & Finance Ltd.	176,600	202,560
	Singapore Land Group Ltd.	1,862,021	3,195,437
	Singapore Post Ltd.	1,317,500	562,837
	Singapura Finance Ltd.	210,000	125,135
#	Stamford Land Corp. Ltd.	7,637,628	2,354,602
	Straits Trading Co. Ltd.	851,400	1,565,165
#*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	725,159
#	Tuan Sing Holdings Ltd.	14,011,599	3,739,192
	UOB-Kay Hian Holdings Ltd.	397,999	427,749
	Valuetronics Holdings Ltd.	254,200	104,890
	Wee Hur Holdings Ltd.	225,000	34,595
	Wing Tai Holdings Ltd.	6,658,354	7,823,910
	Yeo Hiap Seng Ltd.	323,363	168,847
TOTAL SINGAPORE			87,502,985
SPAIN — (3.1%)
	Acerinox SA	2,405,464	26,051,034
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	65,398	1,101,563
#	Atresmedia Corp. de Medios de Comunicacion SA	504,409	1,880,442
	Banco de Sabadell SA	96,417,560	126,052,797
	Bankinter SA	10,710,037	77,272,978
#*††	Caja de Ahorros del Mediterraneo	298,813	0
#	Ebro Foods SA	1,646,083	28,278,075
*	eDreams ODIGEO SA	285,470	1,650,953
	Elecnor SA	51,492	637,755
	Ence Energia y Celulosa SA	145,715	480,180
	Ercros SA	2,739,256	10,954,990
	Fomento de Construcciones y Contratas SA	16,212	157,474
Ω	Gestamp Automocion SA	1,519,734	6,710,131
	Grupo Catalana Occidente SA	684,481	21,216,545
	Iberpapel Gestion SA	79,152	1,307,101
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,544,732	3,694,161
#	Mapfre SA	14,249,951	28,662,985
*	Mediaset Espana Comunicacion SA	27,853	99,796
Ω	Neinor Homes SA	315,480	3,165,364
#*	Obrascon Huarte Lain SA	2,446,954	1,485,154
	Prosegur Cia de Seguridad SA	343,267	776,923
*	Tubacex SA	1,690,257	4,451,163
Ω	Unicaja Banco SA	3,483,883	4,282,217
	Vocento SA	836,736	624,532
TOTAL SPAIN			350,994,313
SWEDEN — (2.3%)
Ω	AcadeMedia AB	1,163,113	5,478,395
	AFRY AB	286,844	5,178,257
#Ω	Alimak Group AB	275,481	2,169,230
	Alligo AB, Class B	289,288	2,465,286
Ω	Ambea AB	495,688	1,860,742
	AQ Group AB	19,714	643,144
	Arjo AB, Class B	1,748,954	6,786,812
*Ω	Attendo AB	818,133	2,056,684
#	BE Group AB	11,407	111,219
	Bergman & Beving AB	452,814	4,698,981
	Betsson AB, Class B	1,845,224	15,295,532
#*	Better Collective AS	2,294	34,433

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	BHG Group AB	1,786	$2,631
	Bilia AB, Class A	56,837	656,717
	Bjorn Borg AB	25,586	77,289
	Bonava AB, Class B	315,075	960,802
#	Bulten AB	304,296	1,952,616
	Bure Equity AB	544,472	13,714,274
	Byggmax Group AB	1,007,350	4,103,476
#*	Catena Media PLC	68,674	181,475
	Cloetta AB, Class B	3,656,093	7,614,788
*	Collector Bank AB	357,389	1,354,192
*	Doro AB	416,350	618,761
*	Duni AB	560,955	4,856,667
Ω	Dustin Group AB	158,964	535,771
#	Elanders AB, Class B	142,998	2,368,863
*Ω	Eltel AB	29,797	27,410
#*	Enea AB	5,830	49,425
	Fagerhult AB	205,436	961,718
	Granges AB	2,300,193	19,239,656
	Hanza AB	32,963	199,732
#*Ω	Hoist Finance AB	671,090	2,063,194
*	Humana AB	314,511	616,460
#*,*	International Petroleum Corp.	1,269,347	13,659,011
#	Intrum AB	12,067	156,166
	Inwido AB	1,271,097	13,852,693
*	ITAB Shop Concept AB	135,825	151,100
	JM AB	877,718	16,362,550
	Kabe Group AB, Class B	1,549	31,684
#*	K-fast Holding AB	21,898	58,387
	KNOW IT AB	3,059	59,788
	Lindab International AB	1,213,218	17,207,530
	Loomis AB	634,484	18,867,912
	MEKO AB	657,356	7,285,715
	Modern Times Group MTG AB, Class B	324,830	2,875,778
*	Momentum Group AB	289,288	2,103,099
	NCC AB, Class B	481,681	4,765,205
*	Net Insight AB, Class B	385,161	257,085
	New Wave Group AB, Class B	1,351,222	30,404,109
	Nobia AB	698,028	1,218,229
	Nordic Waterproofing Holding AB	203,001	3,174,736
	Peab AB, Class B	512,215	3,196,449
	Pricer AB, Class B	147,938	258,451
	Ratos AB, Class B	3,426,212	13,817,925
	Rejlers AB	16,766	248,096
Ω	Resurs Holding AB	195,145	519,620
	Rottneros AB	1,522,717	2,150,850
#*	Scandi Standard AB	49,916	239,385
*	Sensys Gatso Group AB	1,274,874	129,238
*	Solid Forsakring AB	176,778	1,159,373
*	Stillfront Group AB	972,004	1,696,453
	Tethys Oil AB	504,635	3,037,357
	VBG Group AB, Class B	63,603	893,394
TOTAL SWEDEN			268,772,000
SWITZERLAND — (6.2%)
	Adecco Group AG	1,382,622	51,351,552
	Allreal Holding AG	252,271	43,238,198
*	ams-OSRAM AG	2,550,488	23,826,804
	Arbonia AG	863,469	12,103,487
#	Autoneum Holding AG	43,012	5,739,694

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Baloise Holding AG	352,704	$58,010,241
	Banque Cantonale de Geneve	34,944	7,104,326
	Banque Cantonale du Jura SA	3,334	192,679
	Banque Cantonale Vaudoise	90,674	8,619,204
	Bell Food Group AG	41,323	10,838,024
	Bellevue Group AG	46,772	2,000,711
	Berner Kantonalbank AG	49,943	12,554,085
	Bystronic AG	5,828	4,379,389
	Calida Holding AG	48,974	2,400,219
	Carlo Gavazzi Holding AG	8,919	3,039,231
	Cembra Money Bank AG	134,314	11,925,276
#*	Cicor Technologies Ltd.	21,958	1,138,493
	Cie Financiere Tradition SA	20,847	2,437,565
	EFG International AG	1,937,939	18,113,062
	Energiedienst Holding AG	27,259	1,301,594
#	Feintool International Holding AG	74,248	1,685,701
*	Flughafen Zurich AG	18,934	3,449,657
*	GAM Holding AG	1,795,338	1,774,386
	Gurit Holding AG, Class BR	45,360	5,067,590
	Helvetia Holding AG	645,552	80,757,485
	Huber & Suhner AG	42,185	4,045,680
*	Implenia AG	312,390	13,122,422
	Investis Holding SA	22,516	2,452,291
*	Jungfraubahn Holding AG	23,228	3,398,985
#	Kudelski SA	185,492	487,875
#	Landis & Gyr Group AG	257,519	18,971,863
	Liechtensteinische Landesbank AG	202,265	13,223,362
	Luzerner Kantonalbank AG	27,680	12,743,991
Ω	Medmix AG	27,422	534,131
	Meier Tobler Group AG	3,397	156,041
	Metall Zug AG, Class B	1,174	2,643,079
	Mobimo Holding AG	128,368	33,008,785
	OC Oerlikon Corp. AG	1,186,772	8,148,078
	Orell Fuessli AG	244	21,335
	Phoenix Mecano AG	7,915	2,965,521
	Rieter Holding AG	24,286	2,818,487
	Schweiter Technologies AG	6,194	5,467,217
	Siegfried Holding AG	63,680	46,781,118
	St Galler Kantonalbank AG	50,647	27,753,774
	Sulzer AG	83,469	7,107,693
	Swiss Prime Site AG	679,052	60,509,127
*	Swiss Steel Holding AG	2,829,541	592,476
	Thurgauer Kantonalbank	11,153	1,437,850
	TX Group AG	10,805	1,694,028
	u-blox Holding AG	2,349	280,966
	Valiant Holding AG	49,024	5,601,623
	Vaudoise Assurances Holding SA	22,622	10,932,051
	Vetropack Holding AG	129,226	5,961,577
	Vontobel Holding AG	274,968	19,474,034
	VP Bank AG, Class A	67,444	7,280,110
*	V-ZUG Holding AG	17,959	1,808,689
	Walliser Kantonalbank	16,913	1,949,960
	Zehnder Group AG	112,140	8,346,404
	Zug Estates Holding AG, Class B	985	1,942,972
	Zuger Kantonalbank AG	374	3,023,078
TOTAL SWITZERLAND			709,735,326
UNITED KINGDOM — (11.1%)
	Alliance Pharma PLC	927,073	717,997

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Anglo-Eastern Plantations PLC	326,888	$3,066,167
*	Ascential PLC	83,052	275,841
	Ashmore Group PLC	393,929	1,297,506
*	Babcock International Group PLC	1,467,924	5,545,909
#Ω	Bakkavor Group PLC	329,076	467,492
	Balfour Beatty PLC	8,584,678	38,874,765
	Bank of Georgia Group PLC	832,470	27,459,727
	Beazley PLC	704,298	5,795,948
	Bellway PLC	1,866,219	48,812,115
	Bloomsbury Publishing PLC	794,411	4,369,343
	Bodycote PLC	1,983,115	15,925,526
	Breedon Group PLC	3,081,839	2,610,731
	Burford Capital Ltd.	452,957	4,076,760
*	C&C Group PLC	652,929	1,297,568
	Camellia PLC	661	39,263
	Capital Ltd.	166,611	211,843
#*	Capricorn Energy PLC	2,402,756	7,187,692
*	Card Factory PLC	2,125,448	2,490,060
#	Carr's Group PLC	643,356	963,691
	Castings PLC	470,165	2,098,153
*	Cazoo Group Ltd.	476,291	100,259
	Centamin PLC	27,091,342	37,138,561
	Central Asia Metals PLC	1,218,785	4,245,157
	Chemring Group PLC	1,972,259	6,894,483
	Chesnara PLC	1,435,414	5,057,996
	Close Brothers Group PLC	3,412,962	40,872,607
	Crest Nicholson Holdings PLC	3,014,087	9,069,647
	Currys PLC	8,077,223	6,488,772
*	De La Rue PLC	217,547	178,973
#	DFS Furniture PLC	448,369	829,075
	Direct Line Insurance Group PLC	4,445,585	9,747,585
	DiscoverIE Group PLC	62,659	664,977
	Diversified Energy Co. PLC	1,525,418	2,086,573
	Drax Group PLC	4,442,419	35,479,271
	Ecora Resources PLC	2,869,181	5,249,993
*	Elementis PLC	7,188,243	11,111,345
*	EnQuest PLC	36,800,325	9,949,661
	Epwin Group PLC	229,279	214,722
	Essentra PLC	1,775,048	4,743,642
	Ferrexpo PLC	1,688,881	3,304,188
#	Firstgroup PLC	9,361,461	12,533,649
#	Flowtech Fluidpower PLC	90,707	126,159
	Foxtons Group PLC	1,753,065	790,014
*	Frasers Group PLC	3,333,378	32,241,580
	Galliford Try Holdings PLC	671,663	1,404,381
	GB Group PLC	87,228	380,388
	Gem Diamonds Ltd.	324,360	118,861
	Genel Energy PLC	2,834,199	4,475,296
	Genuit Group PLC	127,992	516,209
*	Georgia Capital PLC	164,840	1,556,014
	Grafton Group PLC	5,223,820	59,295,302
	Grainger PLC	8,439,472	27,028,048
*	Greencore Group PLC	3,078,106	3,031,949
*	Griffin Mining Ltd.	11,516	13,032
	Gulf Keystone Petroleum Ltd.	4,043,195	10,360,163
	H&T Group PLC	77,164	418,590
	Halfords Group PLC	2,726,666	6,906,800
	Hargreaves Services PLC	18,548	100,847
	Harworth Group PLC	323,338	462,291

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Headlam Group PLC	344,207	$1,407,417
	Helical PLC	1,671,495	7,420,781
	Henry Boot PLC	1,324,304	3,868,798
	Hochschild Mining PLC	819,581	692,394
	Hunting PLC	2,037,228	8,753,714
*	Hyve Group PLC	185,138	167,214
Ω	Ibstock PLC	1,074,676	2,241,113
	Inchcape PLC	1,113,195	12,550,963
	International Distributions Services PLC	4,344,313	12,296,564
	International Personal Finance PLC	785,263	820,529
	iomart Group PLC	55,118	89,169
	IP Group PLC	2,622,053	1,973,546
#*	IQE PLC	1,103,518	645,235
*	James Fisher & Sons PLC	39,842	179,484
*	John Wood Group PLC	7,796,089	13,667,283
	Jupiter Fund Management PLC	2,117,346	3,666,321
	Just Group PLC	114,861	116,331
	Keller Group PLC	1,761,150	17,551,433
*	Kier Group PLC	1,053,099	890,745
	Lancashire Holdings Ltd.	579,484	4,473,105
	Lookers PLC	4,636,336	5,062,588
	LSL Property Services PLC	66,765	217,503
	Man Group PLC	8,765,082	26,965,371
*	Marks & Spencer Group PLC	17,723,349	31,969,628
*	Marston's PLC	3,791,278	2,047,521
	Mears Group PLC	2,311,588	5,845,985
	Mediclinic International PLC	6,245,108	38,209,987
*	Mitchells & Butlers PLC	4,928,110	10,013,493
	Mitie Group PLC	1,482,924	1,429,748
	MJ Gleeson PLC	519,829	2,582,562
	Morgan Sindall Group PLC	176,456	3,576,804
	MP Evans Group PLC	62,631	629,962
*	N Brown Group PLC	687,100	310,527
*	National Express Group PLC	5,655,791	9,316,563
	Norcros PLC	232,009	583,529
	Numis Corp. PLC	61,529	157,155
	OSB Group PLC	4,998,096	33,696,592
	Pan African Resources PLC	2,317,770	481,294
	Paragon Banking Group PLC	6,577,529	48,798,817
*	Pendragon PLC	18,148,714	4,453,872
*	Petra Diamonds Ltd.	54,284	53,080
	Pets at Home Group PLC	5,391,498	23,454,212
*	Pharos Energy PLC	1,008,706	289,673
*	Playtech PLC	4,272,115	29,814,499
	Premier Foods PLC	16,287,064	22,334,085
	Provident Financial PLC	312,563	902,826
	QinetiQ Group PLC	1,515,450	6,797,683
Ω	Quilter PLC	15,564,276	18,481,510
*	Rank Group PLC	159,465	178,341
	Rathbones Group PLC	9,201	237,682
	Reach PLC	4,978,699	5,595,567
	Redde Northgate PLC	4,238,620	22,716,869
	Redrow PLC	6,944,526	44,543,924
*	Renewi PLC	414,211	3,356,047
*	Restaurant Group PLC	410,396	184,607
	RHI Magnesita NV	61,401	2,042,219
	Ricardo PLC	115,231	735,928
	RWS Holdings PLC	128,367	597,107
	S&U PLC	8,638	220,074

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Saga PLC	564,957	$1,300,424
	Secure Trust Bank PLC	597	5,402
	Senior PLC	2,604,303	4,910,732
	Serco Group PLC	2,659,211	4,789,618
	Severfield PLC	1,380,945	1,056,294
*	SIG PLC	6,859,171	2,963,080
	Speedy Hire PLC	8,004,279	3,966,225
*Ω	Spire Healthcare Group PLC	4,461,147	13,365,946
*	Staffline Group PLC	42,154	18,473
*	Superdry PLC	679,281	1,010,227
	Synthomer PLC	344,157	664,456
	TBC Bank Group PLC	265,174	7,794,552
Ω	TI Fluid Systems PLC	659,871	969,648
	TP ICAP Group PLC	11,274,316	24,554,349
	Travis Perkins PLC	3,792,150	47,571,639
#	Trifast PLC	913,774	895,397
	TT Electronics PLC	2,519,794	5,767,488
	Tyman PLC	1,929,824	6,188,577
	Vertu Motors PLC	3,091,548	2,276,835
	Vesuvius PLC	6,419,919	32,376,003
	Virgin Money UK PLC	10,025,262	23,987,477
#	Vistry Group PLC	5,254,832	48,397,728
	Vp PLC	275,589	2,417,823
	Wickes Group PLC	1,197,038	2,240,978
	Young & Co's Brewery PLC, Class A	54,779	697,207
	Zotefoams PLC	3,087	14,142
TOTAL UNITED KINGDOM			1,271,329,450
UNITED STATES — (0.2%)
	ADTRAN Holdings, Inc.	825,852	15,664,892
*	Noble Corp. PLC	100,205	4,060,776
#	VAALCO Energy, Inc.	245,511	1,141,624
TOTAL UNITED STATES			20,867,292
TOTAL COMMON STOCKS			11,212,933,618
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
#	Draegerwerk AG & Co. KGaA	59,665	2,671,106
	Jungheinrich AG	228,334	9,080,805
	STO SE & Co. KGaA	25,451	4,275,324
TOTAL GERMANY			16,027,235
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#*	Webuild SpA	347,241	0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	10,557,095	0
TOTAL RIGHTS/WARRANTS			0
TOTAL INVESTMENT SECURITIES (Cost $9,831,080,902)			11,228,960,853

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	19,484,785	$225,399,996
TOTAL INVESTMENTS — (100.0%)
(Cost $10,056,444,189)^^			$11,454,360,849
As of January 31, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	511	03/17/23	$99,249,450	$104,499,500	$5,250,050
Total Futures Contracts			$99,249,450	$104,499,500	$5,250,050
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$55,286	$713,032,676	—	$713,087,962
Austria	—	92,710,173	—	92,710,173
Belgium	—	191,802,031	—	191,802,031
Canada	1,424,647,695	396,607	—	1,425,044,302
China	11,478,417	2,059,175	—	13,537,592
Denmark	—	369,987,805	—	369,987,805
Finland	—	243,498,982	—	243,498,982
France	—	481,300,019	—	481,300,019
Germany	—	601,435,766	—	601,435,766
Hong Kong	—	259,686,351	$329,287	260,015,638
Ireland	—	69,882,633	—	69,882,633
Israel	138,170	109,128,459	—	109,266,629
Italy	—	495,848,457	—	495,848,457
Japan	—	2,974,244,422	—	2,974,244,422
Netherlands	—	274,558,824	—	274,558,824
New Zealand	—	31,261,554	—	31,261,554
Norway	13,525,334	118,049,218	—	131,574,552
Portugal	—	24,674,911	—	24,674,911
Singapore	—	87,502,985	—	87,502,985
Spain	—	350,994,313	—	350,994,313
Sweden	570,659	268,201,341	—	268,772,000
Switzerland	—	709,735,326	—	709,735,326
United Kingdom	—	1,271,329,450	—	1,271,329,450
United States	1,141,624	19,725,668	—	20,867,292
Preferred Stocks
Germany	—	16,027,235	—	16,027,235
Securities Lending Collateral	—	225,399,996	—	225,399,996
Futures Contracts**	5,250,050	—	—	5,250,050
TOTAL	$1,456,807,235	$10,002,474,377	$329,287^	$11,459,610,899
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (6.5%)
*	A2B Australia Ltd.	168,428	$134,983
	Accent Group Ltd.	350,750	545,440
#	Adairs Ltd.	103,966	212,835
	Adbri Ltd.	327,958	431,239
	AGL Energy Ltd.	46,695	253,240
*	Ainsworth Game Technology Ltd.	31,523	23,274
*	Alkane Resources Ltd.	338,802	161,111
*	Alliance Aviation Services Ltd.	48,114	114,339
*	Allkem Ltd.	48,729	452,397
	ALS Ltd.	85,381	792,162
	Altium Ltd.	13,192	365,248
	Alumina Ltd.	723,499	804,862
#*	AMA Group Ltd.	431,520	62,612
*	AMP Ltd.	1,944,073	1,844,159
	Ampol Ltd.	60,371	1,309,198
	Ansell Ltd.	86,563	1,730,010
*	Antipa Minerals Ltd.	1,091,431	17,740
	Antipa Minerals Ltd.	103,367	1,678
	Appen Ltd.	56,091	102,546
#*	Arafura Rare Earths Ltd.	878,772	344,477
	Arafura Resources Ltd.	164,977	64,047
#	ARB Corp. Ltd.	25,647	582,750
#	Ardent Leisure Group Ltd.	183,308	90,221
	Aristocrat Leisure Ltd.	25,149	607,178
	ASX Ltd.	11,971	585,802
	Atlas Arteria Ltd.	99,259	482,739
	AUB Group Ltd.	34,863	583,988
*	Audinate Group Ltd.	4,108	22,120
#*	Aurelia Metals Ltd.	1,031,919	106,695
	Aurizon Holdings Ltd.	969,882	2,535,038
*	Ausgold Ltd.	1,330,977	51,765
*	Aussie Broadband Ltd.	28,190	60,133
	Austal Ltd.	293,169	344,042
	Austin Engineering Ltd.	207,907	51,453
	Australia & New Zealand Banking Group Ltd.	287,199	5,111,105
*	Australian Agricultural Co. Ltd.	366,526	448,294
#	Australian Clinical Labs Ltd.	5,352	11,749
	Australian Ethical Investment Ltd.	20,629	64,528
#	Australian Finance Group Ltd.	172,518	206,788
#*	Australian Strategic Materials Ltd.	62,024	79,261
	Auswide Bank Ltd.	11,574	47,759
	AVJennings Ltd.	78,694	23,901
#*††	AVZ Minerals Ltd.	100,493	21,073
	Baby Bunting Group Ltd.	70,664	135,140
	Bank of Queensland Ltd.	509,730	2,520,538
#*	Bannerman Energy Ltd.	43,076	59,192
	Bapcor Ltd.	286,152	1,294,098
	Base Resources Ltd.	156,783	23,783
	Beach Energy Ltd.	1,801,011	1,935,342
	Beacon Lighting Group Ltd.	67,484	112,888
	Bega Cheese Ltd.	268,693	739,548
#	Bell Financial Group Ltd.	111,621	81,303
*	Bellevue Gold Ltd.	605,345	513,615
	Bendigo & Adelaide Bank Ltd.	295,119	2,103,728
	BHP Group Ltd., Sponsored ADR	58,819	4,126,153

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	BHP Group Ltd., Class DI	178,389	$6,247,563
	Blackmores Ltd.	5,211	323,663
	BlueScope Steel Ltd.	299,998	4,090,924
#	Boral Ltd.	6,080	14,855
*	Boss Energy Ltd.	9,816	18,051
	Brambles Ltd.	178,347	1,516,583
	Bravura Solutions Ltd.	219,326	134,352
	Breville Group Ltd.	28,870	465,467
	Brickworks Ltd.	89,732	1,511,324
#*	BWX Ltd.	108,764	16,614
#*	Calidus Resources Ltd.	11,312	2,204
	Calima Energy Ltd.	243,590	24,146
*	Calix Ltd.	1,472	5,820
#	Capitol Health Ltd.	499,605	102,223
	Capral Ltd.	4,109	23,975
*	Capricorn Metals Ltd.	75,489	243,365
#*	Carnarvon Energy Ltd.	1,228,400	130,535
	Carsales.com Ltd.	61,517	995,975
	Cash Converters International Ltd.	136,158	22,634
	Cedar Woods Properties Ltd.	57,706	187,680
*,*††	Centrebet International Ltd.	13,296	0
	Challenger Ltd.	569,234	2,918,327
	Champion Iron Ltd.	266,916	1,358,196
#*	City Chic Collective Ltd.	81,434	37,513
*	Clean Seas Seafood Ltd.	70,765	28,522
	Cleanaway Waste Management Ltd.	747,643	1,448,673
#	Clinuvel Pharmaceuticals Ltd.	15,776	282,802
	Clover Corp. Ltd.	36,665	32,161
#*	Cobalt Blue Holdings Ltd.	10,882	4,265
	Cochlear Ltd.	5,047	762,484
#	Codan Ltd.	72,346	273,180
#*	Cogstate Ltd.	42,738	60,181
	Coles Group Ltd.	84,677	1,065,035
*††	Collection House Ltd.	117,176	6,369
	Collins Foods Ltd.	98,017	559,265
	Commonwealth Bank of Australia	72,307	5,644,433
	Computershare Ltd.	71,095	1,197,371
#*	Cooper Energy Ltd.	2,283,009	290,527
#	Corporate Travel Management Ltd.	22,784	298,589
	Costa Group Holdings Ltd.	286,549	596,160
	Credit Corp. Group Ltd.	40,836	630,600
	CSR Ltd.	438,908	1,642,611
	Data#3 Ltd.	87,623	455,297
*	De Grey Mining Ltd.	184,303	195,305
#*	Deep Yellow Ltd.	76,856	43,980
	Deterra Royalties Ltd.	158,529	550,020
	Dicker Data Ltd.	23,491	177,320
	Domain Holdings Australia Ltd.	124,605	285,077
	Domino's Pizza Enterprises Ltd.	9,296	501,129
	Downer EDI Ltd.	683,634	1,829,441
	Eagers Automotive Ltd.	77,037	626,566
*	Eclipx Group Ltd.	363,531	525,097
	Elanor Investor Group	45,594	54,782
	Elders Ltd.	126,847	873,298
#*	Electro Optic Systems Holdings Ltd.	17,371	7,666
*	Elmo Software Ltd.	13,849	47,531
	Emeco Holdings Ltd.	290,588	155,756
*	Emerald Resources NL	68,555	66,796
#*	EML Payments Ltd.	352,189	167,577

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Endeavour Group Ltd.	49,253	$231,270
#*	Energy Transition Minerals Ltd.	573,744	20,769
*	Energy World Corp. Ltd.	1,371,925	42,617
	Enero Group Ltd.	40,866	88,084
#*	EnviroSuite Ltd.	100,794	8,938
	EQT Holdings Ltd.	14,305	250,125
#	Estia Health Ltd.	209,499	299,515
	Euroz Hartleys Group Ltd.	2,902	2,408
	Evolution Mining Ltd.	487,202	1,107,120
	EVT Ltd.	88,634	885,752
	Fenix Resources Ltd.	214,993	39,681
	Finbar Group Ltd.	18,455	9,060
	Fleetwood Ltd.	85,236	86,787
#*	Flight Centre Travel Group Ltd.	21,390	239,003
	Fortescue Metals Group Ltd.	119,009	1,879,813
*	Frontier Digital Ventures Ltd.	53,623	33,825
	G8 Education Ltd.	1,182,739	1,051,984
#*	Galan Lithium Ltd.	9,485	7,911
*	Gascoyne Resources Ltd.	137,071	18,867
	Gold Road Resources Ltd.	557,630	652,319
	GR Engineering Services Ltd.	12,983	19,410
	GrainCorp Ltd., Class A	206,682	1,109,759
	Grange Resources Ltd.	490,389	353,860
	GUD Holdings Ltd.	122,694	728,871
	GWA Group Ltd.	199,820	307,289
	Hansen Technologies Ltd.	137,190	518,368
	Harvey Norman Holdings Ltd.	487,046	1,546,244
	Healius Ltd.	783,774	1,788,058
	Healthia Ltd.	3,249	3,219
	Helia Group Ltd.	399,142	791,337
#	Helloworld Travel Ltd.	19,262	24,469
#*	Highfield Resources Ltd.	75,056	35,185
*	Hot Chili Ltd.	64,306	42,152
#	HT&E Ltd.	358,450	284,148
	HUB24 Ltd.	8,825	164,579
#	Humm Group Ltd.	281,957	118,915
	IDP Education Ltd.	25,503	567,530
	IGO Ltd.	94,884	986,345
	Iluka Resources Ltd.	149,512	1,150,446
	Imdex Ltd.	368,894	655,035
#*	Immutep Ltd., Sponsored ADR	20,551	40,280
	Incitec Pivot Ltd.	1,106,173	2,704,825
	Infomedia Ltd.	336,009	263,010
	Inghams Group Ltd.	215,704	443,454
	Insignia Financial Ltd.	581,253	1,442,986
	Insurance Australia Group Ltd.	172,005	597,335
	Integral Diagnostics Ltd.	158,298	358,602
	InvoCare Ltd.	58,370	477,025
*	ioneer Ltd.	343,732	105,776
	IPH Ltd.	94,439	571,219
	IRESS Ltd.	91,339	644,572
	IVE Group Ltd.	112,528	192,884
	James Hardie Industries PLC, CDI	35,000	785,348
#	James Hardie Industries PLC, Sponsored ADR	1,506	33,840
	JB Hi-Fi Ltd.	44,783	1,539,751
#*	Jervois Global Ltd.	99,358	17,307
	Jervois Global Ltd.	15,576	2,694
#	Johns Lyng Group Ltd.	58,594	244,214
	Jupiter Mines Ltd.	865,202	140,542

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Karoon Energy Ltd.	96,988	$160,438
	Kelsian Group Ltd.	87,271	361,946
#*	Kogan.com Ltd.	19,892	63,635
#*	Lark Distilling Co. Ltd.	13,663	19,829
	Lendlease Corp. Ltd.	169,017	1,032,069
	Lifestyle Communities Ltd.	49,025	683,471
	Link Administration Holdings Ltd.	231,855	316,009
#*	Liontown Resources Ltd.	15,994	18,005
*	Lottery Corp. Ltd.	361,158	1,204,517
	Lovisa Holdings Ltd.	23,600	443,294
	Lycopodium Ltd.	4,501	22,287
*	Lynas Rare Earths Ltd.	136,092	911,017
	MA Financial Group Ltd.	27,305	96,710
	Macmahon Holdings Ltd.	971,526	106,454
	Macquarie Group Ltd.	17,895	2,387,362
*	Macquarie Telecom Group Ltd.	1,689	66,820
	Magellan Financial Group Ltd.	34,094	216,733
#	Mayne Pharma Group Ltd.	68,066	145,750
	McMillan Shakespeare Ltd.	49,924	499,828
#	McPherson's Ltd.	112,966	57,041
	Medibank Pvt Ltd.	415,793	866,215
#*	Medical Developments International Ltd.	17,518	19,070
#*	Mesoblast Ltd.	176,885	119,347
#*	Metals X Ltd.	449,738	130,966
	Metcash Ltd.	349,021	1,034,296
	Michael Hill International Ltd.	50,276	37,317
*	Mincor Resources NL	91,230	98,657
	Mineral Resources Ltd.	30,552	1,934,249
*	MMA Offshore Ltd.	275,076	183,975
	Monadelphous Group Ltd.	70,390	693,777
	Monash IVF Group Ltd.	261,809	192,867
*	Mount Gibson Iron Ltd.	635,242	270,028
	Myer Holdings Ltd.	960,406	664,965
	MyState Ltd.	88,577	249,770
*	Nanosonics Ltd.	38,363	132,398
	National Australia Bank Ltd.	267,552	6,037,078
	National Tyre & Wheel Ltd.	12,430	5,548
*	Navarre Minerals Ltd.	593,361	16,350
	Navigator Global Investments Ltd.	130,494	114,665
#*	Neometals Ltd.	48,923	29,545
	Netwealth Group Ltd.	48,213	459,821
#*	New Century Resources Ltd.	14,742	9,771
#	New Hope Corp. Ltd.	529,216	2,193,286
	Newcrest Mining Ltd.	272,572	4,328,259
*	NEXTDC Ltd.	46,970	331,941
	nib holdings Ltd.	208,412	1,161,824
	Nick Scali Ltd.	48,096	409,080
	Nickel Industries Ltd.	606,292	474,043
	Nine Entertainment Co. Holdings Ltd.	1,034,270	1,496,412
	Northern Star Resources Ltd.	341,381	3,041,882
	NRW Holdings Ltd.	431,557	931,606
	Nufarm Ltd.	378,076	1,590,877
	Objective Corp. Ltd.	6,207	61,201
*	OFX Group Ltd.	145,572	203,008
*	Omni Bridgeway Ltd.	176,068	505,470
	oOh!media Ltd.	465,641	474,121
*	Opthea Ltd.	33,207	22,305
	Orica Ltd.	109,376	1,147,743
	Origin Energy Ltd.	349,583	1,856,135

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Orora Ltd.	563,257	$1,191,813
	OZ Minerals Ltd.	77,903	1,543,013
	Pacific Current Group Ltd.	51,154	272,944
*	Pacific Smiles Group Ltd.	19,803	20,771
	Pact Group Holdings Ltd.	127,434	94,953
#*	Paladin Energy Ltd.	512,786	312,711
*	Panoramic Resources Ltd.	1,056,690	135,669
#*	Pantoro Ltd.	703,978	47,413
	Peet Ltd.	285,445	230,118
#*	Peninsula Energy Ltd.	492,784	51,198
	PeopleIN Ltd.	36,146	84,591
	Pepper Money Ltd.	47,459	52,061
*	Perenti Ltd.	533,613	474,123
	Perpetual Ltd.	59,700	1,081,568
	Perseus Mining Ltd.	1,083,530	1,646,183
*	PEXA Group Ltd.	32,129	296,639
*	Pilbara Minerals Ltd.	173,979	591,862
#	Pinnacle Investment Management Group Ltd.	12,030	89,625
	Platinum Asset Management Ltd.	191,559	292,556
*	PointsBet Holdings Ltd.	6,569	6,619
*	PolyNovo Ltd.	59,283	106,007
*	Poseidon Nickel Ltd.	595,932	16,960
#	Praemium Ltd.	59,810	32,623
	Premier Investments Ltd.	42,660	843,570
#	Pro Medicus Ltd.	10,174	485,897
	Propel Funeral Partners Ltd.	17,391	51,507
	PSC Insurance Group Ltd.	12,146	40,786
	PWR Holdings Ltd.	36,095	315,220
*	Qantas Airways Ltd.	77,152	348,251
	QBE Insurance Group Ltd.	267,437	2,609,360
	Qube Holdings Ltd.	772,401	1,679,568
	Ramelius Resources Ltd.	1,203,759	853,996
	Ramsay Health Care Ltd.	18,919	893,993
	REA Group Ltd.	4,186	375,366
*	ReadyTech Holdings Ltd.	22,182	57,168
*	Red 5 Ltd.	1,089,385	162,595
*††	Red River Resources Ltd.	65,097	2,518
#*	Redbubble Ltd.	56,201	17,863
	Reece Ltd.	20,461	235,177
#	Regis Healthcare Ltd.	92,021	113,685
#	Regis Resources Ltd.	764,204	1,161,700
#*	Reject Shop Ltd.	19,979	58,030
	Reliance Worldwide Corp. Ltd.	460,027	1,152,122
#	Resimac Group Ltd.	22,675	21,327
#*	Resolute Mining Ltd.	1,882,556	366,369
*	Retail Food Group Ltd.	2,147,241	159,799
	Ridley Corp. Ltd.	228,380	312,347
	Rio Tinto Ltd.	28,857	2,589,548
*	RPMGlobal Holdings Ltd.	72,882	85,678
*††	Salmat Ltd.	16,043	0
	Sandfire Resources Ltd.	497,195	2,215,790
	Santos Ltd.	439,518	2,243,683
	SEEK Ltd.	52,074	901,867
	Select Harvests Ltd.	130,005	367,949
	Servcorp Ltd.	42,286	92,859
	Service Stream Ltd.	440,774	193,834
	Seven Group Holdings Ltd.	33,168	533,830
*	Seven West Media Ltd.	822,457	263,093
	SG Fleet Group Ltd.	38,794	55,702

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Shaver Shop Group Ltd.	93,308	$79,797
#*	Sierra Rutile Holdings Ltd.	136,845	19,476
	Sigma Healthcare Ltd.	1,302,866	585,505
*	Silver Lake Resources Ltd.	844,813	781,123
#*	Silver Mines Ltd.	441,317	64,129
	Sims Ltd.	160,860	1,746,609
	SmartGroup Corp. Ltd.	87,111	349,049
#	Solvar Ltd.	178,823	264,362
	Sonic Healthcare Ltd.	76,269	1,708,239
	South32 Ltd.	1,702,284	5,462,508
	Southern Cross Electrical Engineering Ltd.	130,917	65,321
	Southern Cross Media Group Ltd.	216,813	177,367
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	25,089	12,792
#*	St Barbara Ltd.	779,875	421,122
*	Star Entertainment Group Ltd.	786,582	1,085,373
	Steadfast Group Ltd.	223,593	830,689
#*	Strike Energy Ltd.	305,334	76,925
	Strike Energy Ltd.	18,963	4,752
	Suncorp Group Ltd.	282,414	2,510,470
	Sunland Group Ltd.	67,813	85,275
#*	Sunrise Energy Metals Ltd.	15,847	19,656
*	Sunstone Metals Ltd.	215,581	5,805
	Super Retail Group Ltd.	160,643	1,449,652
*	Superloop Ltd.	304,048	155,008
	Symbio Holdings Ltd.	30,212	40,630
*	Syrah Resources Ltd.	391,534	615,646
	Tabcorp Holdings Ltd.	1,312,288	976,072
	Technology One Ltd.	134,332	1,388,912
	Telstra Corp., Ltd.	285,708	825,748
*	Temple & Webster Group Ltd.	15,717	64,125
#	Ten Sixty Four Ltd.	189,882	83,247
	Terracom Ltd.	66,905	40,974
	TPG Telecom Ltd.	96,322	329,401
	Treasury Wine Estates Ltd.	46,748	481,541
*	Tuas Ltd.	41,766	40,525
*	Tyro Payments Ltd.	22,922	24,425
#	United Malt Grp Ltd.	230,209	595,256
*††	Virgin Australia Holdings Pty. Ltd.	272,729	0
	Vita Group Ltd.	135,236	9,552
Ω	Viva Energy Group Ltd.	686,539	1,419,369
#*	Webjet Ltd.	84,776	413,180
	Wesfarmers Ltd.	12,951	456,618
*	West African Resources Ltd.	738,130	584,921
*	Westgold Resources Ltd.	682,606	588,418
	Westpac Banking Corp.	306,685	5,160,241
	Whitehaven Coal Ltd.	784,500	4,664,744
*	Widgie Nickel Ltd.	11,598	3,047
	WiseTech Global Ltd.	3,220	139,618
	Woodside Energy Group Ltd., ADR	21,257	552,262
	Woodside Energy Group Ltd.	162,068	4,196,568
	Woolworths Group Ltd.	37,895	968,499
	Worley Ltd.	159,783	1,754,043
*	Xero Ltd.	3,462	190,813
#	Yancoal Australia Ltd.	135,621	564,690
#*	Zip Co. Ltd.	40,095	18,914
TOTAL AUSTRALIA			224,096,046

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (0.7%)
*	Addiko Bank AG	6,257	$81,697
	Agrana Beteiligungs AG	11,893	213,580
	ANDRITZ AG	37,161	2,222,284
	AT&S Austria Technologie & Systemtechnik AG	25,068	860,125
Ω	BAWAG Group AG	38,276	2,371,000
	CA Immobilien Anlagen AG	3,204	99,927
*	DO & Co. AG	3,767	398,928
	Erste Group Bank AG	43,162	1,637,744
	EVN AG	35,368	746,284
*	FACC AG	6,832	49,864
*	Flughafen Wien AG	1,363	49,788
*	Immofinanz AG	7,951	0
*	Kapsch TrafficCom AG	2,499	34,676
	Lenzing AG	6,069	429,814
	Mayr Melnhof Karton AG	3,500	586,493
	Oberbank AG	847	94,853
	Oesterreichische Post AG	6,903	245,834
	OMV AG	35,834	1,794,933
	Palfinger AG	8,726	264,260
	POLYTEC Holding AG	14,925	78,953
	Porr AG	16,942	243,940
*	Raiffeisen Bank International AG	88,941	1,600,241
	Rosenbauer International AG	1,017	36,787
	Schoeller-Bleckmann Oilfield Equipment AG	7,271	533,354
	Semperit AG Holding	9,321	228,930
	Strabag SE	13,090	553,136
	Telekom Austria AG	108,466	729,074
	UBM Development AG	2,555	83,070
	UNIQA Insurance Group AG	80,428	676,352
	Verbund AG	1,739	148,064
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	988,780
	voestalpine AG	93,552	3,108,413
	Wienerberger AG	55,007	1,654,115
	Zumtobel Group AG	27,082	215,389
TOTAL AUSTRIA			23,060,682
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	21,194	3,667,720
	Ageas SA	93,114	4,545,999
*	AGFA-Gevaert NV	185,716	582,123
	Anheuser-Busch InBev SA	22,429	1,353,853
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	387,544
*	Argenx SE, ADR	475	181,569
*	Argenx SE	66	25,138
	Atenor	3,515	191,980
	Banque Nationale de Belgique	18	12,662
	Barco NV	15,593	394,717
	Bekaert SA	34,138	1,440,110
	bpost SA	67,097	363,765
*	Cie d'Entreprises CFE	8,983	90,594
	Deceuninck NV	68,481	184,916
*	Deme Group NV	8,983	1,162,330
	D'ieteren Group	4,497	859,446
	Econocom Group SA	125,028	388,368
	Elia Group SA	4,580	643,116
#	Etablissements Franz Colruyt NV	37,805	999,706
#*	Euronav NV	117,154	1,844,205
	EVS Broadcast Equipment SA	9,185	222,623
	Exmar NV	32,166	270,329

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Fagron	35,143	$519,615
*	Galapagos NV	28,594	1,265,524
#*	Galapagos NV, Sponsored ADR	249	10,998
	Gimv NV	23,732	1,116,962
*	Greenyard NV	12,710	92,583
	Immobel SA	4,049	207,818
	Ion Beam Applications	10,014	180,725
	KBC Group NV	78,827	5,838,501
#*	Kinepolis Group NV	6,411	271,382
	Lotus Bakeries NV	197	1,281,279
	Melexis NV	10,065	1,072,168
#*	Ontex Group NV	103,111	801,374
*	Orange Belgium SA	20,431	369,011
	Proximus SADP	127,985	1,311,477
	Recticel SA	42,061	788,803
	Roularta Media Group NV	1,845	36,492
	Shurgard Self Storage SA	4,178	201,606
	Sipef NV	5,278	317,040
	Solvay SA	74,197	8,646,287
	Telenet Group Holding NV	11,802	203,432
	TER Beke SA	454	40,369
*	Tessenderlo Group SA	25,790	912,054
	UCB SA	8,579	704,375
	Umicore SA	33,892	1,281,269
*	Unifiedpost Group SA	2,366	11,606
	Van de Velde NV	4,118	139,437
	VGP NV	5,150	514,594
	Viohalco SA	25,814	126,145
TOTAL BELGIUM			48,075,739
CANADA — (10.9%)
*	5N Plus, Inc.	58,215	138,258
	Absolute Software Corp.	8,675	101,058
#	Acadian Timber Corp.	7,976	97,051
*	Advantage Energy Ltd.	215,003	1,341,193
	Aecon Group, Inc.	54,035	455,250
	Africa Oil Corp.	329,400	685,760
	AG Growth International, Inc.	12,160	455,217
	AGF Management Ltd., Class B	90,237	574,430
#	Agnico Eagle Mines Ltd.	60,052	3,391,447
#*	Aimia, Inc.	62,327	171,914
*	Air Canada	12,900	218,918
#	AirBoss of America Corp.	12,431	101,743
*	AKITA Drilling Ltd., Class A	6,500	9,282
	Alamos Gold, Inc.,Class A	377,237	4,162,495
	Algoma Central Corp.	4,796	59,114
	Algonquin Power & Utilities Corp.	67	488
	Alimentation Couche-Tard, Inc.	15,171	692,789
	AltaGas Ltd.	158,211	2,958,393
	Altius Minerals Corp.	42,307	710,973
#	Altus Group Ltd.	12,866	550,592
#*	Americas Gold & Silver Corp.	57,200	35,681
	Amerigo Resources Ltd.	110,614	128,858
	Andlauer Healthcare Group, Inc.	5,340	193,926
	Andrew Peller Ltd., Class A	27,192	101,775
	ARC Resources Ltd.	234,613	2,726,025
*	Argonaut Gold, Inc.	295,915	157,905
*	Aritzia, Inc.	44,100	1,590,590
*	Ascot Resources Ltd.	12,500	6,764

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Atco Ltd., Class I	13,800	$439,136
*	Athabasca Oil Corp.	399,533	879,810
*	ATS Corp.	31,845	1,289,548
#*	Aurora Cannabis, Inc.	87,883	91,410
*	AutoCanada, Inc.	30,519	614,715
	B2Gold Corp.	1,069,961	4,242,375
	Badger Infrastructure Solutions Ltd.	24,570	585,374
	Bank of Montreal	84,080	8,461,751
	Bank of Nova Scotia	138,643	7,504,944
	Barrick Gold Corp.	145,783	2,854,093
*	Bausch Health Cos., Inc.	25,253	194,448
*	Baytex Energy Corp.	470,586	2,178,655
#	BCE, Inc.	2,381	112,621
#	Birchcliff Energy Ltd.	262,868	1,685,216
	Bird Construction, Inc.	46,651	298,022
	Black Diamond Group Ltd.	21,857	83,778
*	BlackBerry Ltd.	62,977	267,652
*	Bombardier, Inc., Class A	244	11,878
*	Bombardier, Inc., Class B	12,533	605,370
*	Bonterra Energy Corp.	29,574	147,809
	Boralex, Inc., Class A	18,928	529,623
	Boyd Group Services, Inc.	5,105	780,704
	Bridgemarq Real Estate Services	1,900	19,206
#*	Brookfield Asset Management Ltd., Class A	4,138	135,102
	Brookfield Corp., Class A	16,432	611,270
#	Brookfield Infrastructure Corp., Class A	13,204	583,239
	Brookfield Reinsurance Ltd.	119	4,438
#	BRP, Inc.	4,900	408,889
*	CAE, Inc.	36,379	821,823
*	Calfrac Well Services Ltd.	24,846	118,950
	Calian Group Ltd.	5,688	263,549
*	Calibre Mining Corp.	65,939	53,522
#	Cameco Corp.	20,411	571,712
	Canaccord Genuity Group, Inc.	110,266	953,859
#*	Canada Goose Holdings, Inc.	22,787	551,218
	Canadian Imperial Bank of Commerce	89,314	4,075,577
	Canadian National Railway Co.	8,400	1,000,356
	Canadian Natural Resources Ltd.	88,685	5,448,806
	Canadian Pacific Railway Ltd.	7,300	575,970
#	Canadian Tire Corp. Ltd., Class A	26,583	3,160,671
#	Canadian Utilities Ltd., Class A	10,100	280,709
	Canadian Western Bank	98,718	2,086,318
*	Canfor Corp.	61,024	1,156,225
*	Canfor Pulp Products, Inc.	27,749	84,881
	Capital Power Corp.	21,084	708,478
*	Capstone Copper Corp.	334,485	1,641,567
#	Cardinal Energy Ltd.	116,611	671,330
*	CareRx Corp.	5,125	9,976
#	Cargojet, Inc.	1,500	139,093
	Cascades, Inc.	83,572	578,481
	CCL Industries, Inc., Class B	28,670	1,340,900
*	Celestica, Inc.	119,111	1,587,491
	Cenovus Energy, Inc.	189,120	3,778,615
	Centerra Gold, Inc.	186,287	1,195,662
	CES Energy Solutions Corp.	212,968	464,174
*	CGI, Inc.	27,814	2,385,039
	Chesswood Group Ltd.	6,897	57,019
	CI Financial Corp.	135,738	1,619,001
	Cogeco Communications, Inc.	12,103	625,366

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cogeco, Inc.	6,264	$279,221
	Colliers International Group, Inc.	6,256	671,019
	Computer Modelling Group Ltd.	48,622	226,200
	Conifex Timber, Inc.	13,656	17,037
	Constellation Software, Inc.	1,092	1,929,308
#*	Copper Mountain Mining Corp.	164,383	279,212
	Corby Spirit & Wine Ltd.	7,550	92,435
#	Corus Entertainment, Inc., Class B	348,841	589,901
	Crescent Point Energy Corp.	512,452	3,824,174
*	Crew Energy, Inc.	221,085	766,000
#*	Cronos Group, Inc.	80,820	203,666
#*	Denison Mines Corp.	414,890	595,573
*	Descartes Systems Group, Inc.	4,000	292,080
	Dexterra Group, Inc.	29,187	130,956
	Dollarama, Inc.	25,498	1,524,840
	Doman Building Materials Group Ltd.	61,405	342,434
#	Dorel Industries, Inc., Class B	25,818	106,916
	DREAM Unlimited Corp., Class A	31,388	659,819
	Dundee Precious Metals, Inc.	176,518	1,152,863
	ECN Capital Corp.	187,324	411,098
	E-L Financial Corp. Ltd.	977	678,007
#*,*	Eldorado Gold Corp.	162,101	1,551,507
	Element Fleet Management Corp.	319,882	4,519,771
#	Emera, Inc.	1,377	54,830
	Empire Co. Ltd., Class A	61,599	1,772,670
	Endeavour Mining PLC	146,220	3,445,196
*	Endeavour Silver Corp.	72,822	252,692
	Enerflex Ltd.	167,733	1,210,204
#*	Energy Fuels, Inc.	52,949	390,384
	Enerplus Corp.	181,593	3,223,250
	Enghouse Systems Ltd.	25,432	755,572
*	Ensign Energy Services, Inc.	137,467	400,866
*	Enthusiast Gaming Holdings, Inc., Class I	16,282	14,033
	EQB, Inc.	26,670	1,321,724
*	Equinox Gold Corp.	208,472	949,718
*	ERO Copper Corp.	23,172	380,526
	Evertz Technologies Ltd.	22,556	211,566
	Exchange Income Corp.	18,890	787,089
	Exco Technologies Ltd.	20,517	117,654
#	Extendicare, Inc.	52,304	263,771
#	Fairfax Financial Holdings Ltd.	9,389	6,215,842
#	Fiera Capital Corp.	60,771	428,875
	Finning International, Inc.	107,909	3,044,533
	Firm Capital Mortgage Investment Corp.	34,100	302,416
#	First Majestic Silver Corp.	58,520	461,723
#*	First Mining Gold Corp.	344,000	53,001
#	First National Financial Corp.	9,600	283,335
	First Quantum Minerals Ltd.	158,431	3,675,747
	FirstService Corp.	7,401	1,057,636
*	Fission Uranium Corp.	337,775	220,859
#*,*	Fortuna Silver Mines, Inc.	177,149	684,063
	Franco-Nevada Corp.	2,826	414,562
#	Freehold Royalties Ltd.	69,242	836,805
*	Frontera Energy Corp.	37,553	342,635
*	Fury Gold Mines Ltd.	16,500	11,285
#*	Galiano Gold, Inc.	123,493	75,179
	Gamehost, Inc.	6,382	38,612
*	GDI Integrated Facility Services, Inc.	10,440	364,778
	Gear Energy Ltd.	163,204	141,058

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	George Weston Ltd.	10,030	$1,290,320
#	GFL Environmental, Inc.	6,500	200,590
	Gibson Energy, Inc.	93,400	1,672,783
	Gildan Activewear, Inc.	42,436	1,329,641
	goeasy Ltd.	9,293	866,616
*	GoGold Resources, Inc.	44,852	75,172
#*	GoldMoney, Inc.	37,900	51,272
*	Gran Tierra Energy, Inc.	246,892	239,368
	Great-West Lifeco, Inc.	44,428	1,178,358
	Guardian Capital Group Ltd., Class A	10,833	325,670
	Headwater Exploration, Inc.	74,423	363,571
*	Heroux-Devtek, Inc.	30,496	341,735
	High Liner Foods, Inc.	21,831	237,088
#	HLS Therapeutics, Inc.	1,200	8,433
#	Home Capital Group, Inc.	59,891	1,909,418
	Hudbay Minerals, Inc.	276,709	1,607,576
	iA Financial Corp., Inc.	83,023	5,124,707
*	IAMGOLD Corp.	844,956	2,374,954
#	IGM Financial, Inc.	39,111	1,220,758
*	Imperial Metals Corp.	59,862	99,429
	Imperial Oil Ltd.	26,420	1,446,513
	Information Services Corp.	7,500	128,406
#	Innergex Renewable Energy, Inc.	32,589	387,483
	InPlay Oil Corp.	8,100	17,106
	Intact Financial Corp.	11,989	1,739,308
*	Interfor Corp.	70,212	1,404,187
*	Invesque, Inc.	5,000	4,600
*	Ivanhoe Mines Ltd., Class A	29,103	273,411
Ω	Jamieson Wellness, Inc.	23,636	658,515
#*	Journey Energy, Inc.	17,806	68,117
*	Karora Resources, Inc.	41,221	162,647
	K-Bro Linen, Inc.	5,946	129,551
*	Kelt Exploration Ltd.	164,853	566,214
#	Keyera Corp.	41,683	950,794
*	Kinaxis, Inc.	4,642	539,540
#	Kinross Gold Corp.	874,939	4,067,136
*	Knight Therapeutics, Inc.	85,855	330,373
#	KP Tissue, Inc.	7,100	54,375
	Labrador Iron Ore Royalty Corp.	43,351	1,271,647
*	Largo, Inc.	5,058	31,764
	Lassonde Industries, Inc., Class A	1,803	158,341
#	Laurentian Bank of Canada	38,117	1,024,723
	Leon's Furniture Ltd.	25,080	354,368
#*	Lightspeed Commerce, Inc.	57,931	1,048,551
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	55,228	2,820,445
	Loblaw Cos. Ltd.	16,165	1,448,140
#*	Lucara Diamond Corp.	322,221	152,568
	Lundin Gold, Inc.	35,883	415,316
	Lundin Mining Corp.	438,316	3,317,306
#*	MAG Silver Corp.	5,040	69,098
	Magellan Aerospace Corp.	14,036	97,051
#	Magna International, Inc.	84,517	5,488,324
*	Mainstreet Equity Corp.	1,005	99,733
*	Major Drilling Group International, Inc.	76,787	636,549
*	Mandalay Resources Corp.	2,837	5,203
	Manulife Financial Corp.	186,321	3,689,156
	Maple Leaf Foods, Inc.	55,374	1,052,503
	Martinrea International, Inc.	92,113	890,981

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Maverix Metals, Inc.	36,869	$0
*	Maxim Power Corp.	1,400	4,156
*	MDA Ltd.	2,600	13,483
	Medical Facilities Corp.	27,782	166,832
*	MEG Energy Corp.	276,554	4,570,608
	Melcor Developments Ltd.	7,353	64,160
	Methanex Corp.	56,128	2,656,649
	Metro, Inc.	27,751	1,506,296
	Morguard Corp.	900	79,357
#	MTY Food Group, Inc.	13,274	686,699
#	Mullen Group Ltd.	103,128	1,091,310
#	National Bank of Canada	57,679	4,332,807
	Neo Performance Materials, Inc.	11,691	100,958
*	New Gold, Inc.	1,126,007	1,328,647
#*	New Pacific Metals Corp.	11,294	29,590
#	NFI Group, Inc.	36,478	296,364
	North American Construction Group Ltd.	30,957	458,700
#	North West Co., Inc.	48,708	1,326,653
	Northland Power, Inc.	60,983	1,638,069
	Nutrien Ltd.	58,586	4,850,357
*	NuVista Energy Ltd.	168,014	1,407,956
*	Obsidian Energy Ltd.	28,898	191,438
*	OceanaGold Corp.	676,723	1,464,779
	Onex Corp.	54,948	2,840,009
	Open Text Corp.	50,978	1,710,219
*††	Orbite Technologies, Inc.	121,500	0
#*,*	Organigram Holdings, Inc.	166,500	152,149
	Osisko Gold Royalties Ltd.	123,075	1,646,908
*	Osisko Mining, Inc.	221,763	623,346
#	Pan American Silver Corp.	112,244	2,046,184
#	Paramount Resources Ltd., Class A	70,661	1,633,555
	Parex Resources, Inc.	161,830	2,754,838
	Park Lawn Corp.	30,543	618,871
#	Parkland Corp.	83,241	1,955,668
	Pason Systems, Inc.	44,420	526,810
	Pembina Pipeline Corp.	27,563	978,454
*	Perpetua Resources Corp.	6,110	21,752
*	Petrus Resources Ltd.	6,400	10,390
#	Peyto Exploration & Development Corp.	167,519	1,527,192
	PHX Energy Services Corp.	41,391	247,932
*	Pipestone Energy Corp.	17,100	38,041
	Pizza Pizza Royalty Corp.	23,135	245,512
	Polaris Renewable Energy, Inc.	19,845	215,073
	Pollard Banknote Ltd.	2,900	40,932
	PrairieSky Royalty Ltd.	178,306	3,063,451
*	Precision Drilling Corp.	10,919	870,278
#	Premium Brands Holdings Corp.	9,287	649,402
	Primo Water Corp.	82,740	1,294,383
#	Quarterhill, Inc.	105,924	151,257
	Quebecor, Inc., Class B	32,000	759,024
#*	Questerre Energy Corp., Class A	62,560	10,344
#*	Real Matters, Inc.	18,223	72,588
	Restaurant Brands International, Inc.	27,026	1,808,850
*	RF Capital Group, Inc.	2,704	27,722
	Richelieu Hardware Ltd.	27,580	820,218
	Ritchie Bros Auctioneers, Inc.	14,768	893,022
	Rogers Communications, Inc.,Class B	47,491	2,309,572
	Rogers Sugar, Inc.	86,462	371,698
	Royal Bank of Canada	93,859	9,605,776

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Russel Metals, Inc.	62,695	$1,527,147
*	Sabina Gold & Silver Corp.	273,861	277,864
	Sandstorm Gold Ltd.	96,612	560,000
*	Sangoma Technologies Corp.	1,500	6,832
	Saputo, Inc.	15,024	414,175
#	Savaria Corp.	24,400	273,057
*	Seabridge Gold, Inc.	33,065	435,080
	Secure Energy Services, Inc.	192,735	1,173,313
	Shaw Communications, Inc.,Class B	90,624	2,696,980
*	ShawCor Ltd.	67,474	720,101
#	Sienna Senior Living, Inc.	59,711	547,499
Ω	Sleep Country Canada Holdings, Inc.	32,571	633,770
#	SNC-Lavalin Group, Inc.	128,459	2,756,382
*	SNDL, Inc.	23,678	54,460
	Softchoice Corp.	765	10,568
*††	Southern Pacific Resource Corp.	135,301	0
Ω	Spin Master Corp.	18,447	484,692
#	Sprott, Inc.	7,886	311,730
	SSR Mining, Inc.	207,191	3,503,010
	Stantec, Inc.	29,733	1,550,147
#	Stelco Holdings, Inc.	32,544	1,266,245
	Stella-Jones, Inc.	50,198	1,826,754
*Ω	STEP Energy Services Ltd.	11,760	46,490
	Sun Life Financial, Inc.	57,157	2,870,996
	Suncor Energy, Inc.	206,226	7,160,167
#*,*	SunOpta, Inc.	50,484	412,730
#	Superior Plus Corp.	54,632	441,803
	Supremex, Inc.	17,058	94,614
	Surge Energy, Inc.	27,356	200,662
	Sylogist Ltd.	5,900	27,315
#	Tamarack Valley Energy Ltd.	255,189	924,438
#*,*	Taseko Mines Ltd.	265,067	471,781
	TC Energy Corp.	35,774	1,543,109
	Teck Resources Ltd., Class A	1,000	43,801
#	Teck Resources Ltd.,Class B	315,980	13,681,498
	TELUS Corp.	21,200	456,807
	TELUS Corp.	8,604	185,386
#*	TELUS International CDA, Inc.	1,057	25,199
	TFI International, Inc.	17,271	1,923,400
	Thomson Reuters Corp.	3,524	419,209
	Tidewater Midstream & Infrastructure Ltd.	165,800	133,333
#	Timbercreek Financial Corp.	73,896	441,527
	TMX Group Ltd.	5,761	567,808
*	Torex Gold Resources, Inc.	75,710	1,040,730
	Toromont Industries Ltd.	13,740	1,097,610
	Toronto-Dominion Bank	98,205	6,796,002
	Total Energy Services, Inc.	38,348	267,173
#*	Touchstone Exploration, Inc.	34,400	30,766
	Tourmaline Oil Corp.	92,414	4,306,935
	TransAlta Corp.	133,691	1,300,813
	TransAlta Corp.	95,507	927,399
#	TransAlta Renewables, Inc.	23,543	216,577
#	Transcontinental, Inc., Class A	72,771	813,276
	Tree Island Steel Ltd.	3,300	8,681
*††	Trevali Mining Corp.	33,236	3,842
*	Trican Well Service Ltd.	188,619	487,655
	Tricon Residential, Inc.	45,528	395,211
	Triple Flag Precious Metals Corp.	16,673	225,179
*	Trisura Group Ltd.	16,800	529,171

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Uni-Select, Inc.	27,800	$829,059
#	Vermilion Energy, Inc.	116,592	1,788,475
	VersaBank	3,600	28,247
*	Victoria Gold Corp.	11,886	93,709
*	Viemed Healthcare, Inc.	23,412	198,768
*	Village Farms International, Inc.	1,355	1,463
	Wajax Corp.	20,712	358,029
	Waste Connections, Inc.	1,884	250,384
	Waterloo Brewing Ltd.	3,400	10,119
*	Wesdome Gold Mines Ltd.	89,978	417,244
	West Fraser Timber Co. Ltd.	75,159	6,536,288
#	Western Forest Products, Inc.	287,084	306,384
#	Westshore Terminals Investment Corp.	42,443	781,841
#	Wheaton Precious Metals Corp.	13,400	612,916
#	Whitecap Resources, Inc.	556,834	4,641,156
#*	WildBrain Ltd.	43,011	92,128
	Winpak Ltd.	15,056	470,277
	WSP Global, Inc.	11,085	1,413,628
	Xtract One Technologies, Inc.	141,605	62,791
	Yamana Gold, Inc.	843,203	5,088,516
*	Yangarra Resources Ltd.	29,500	53,876
	Yellow Pages Ltd.	13,824	151,170
TOTAL CANADA			374,554,186
CHINA — (0.0%)
	AustAsia Group Ltd.	120,308	87,456
Ω	BOC Aviation Ltd.	60,000	499,677
	China Gold International Resources Corp. Ltd.	243,398	874,407
	Fountain SET Holdings Ltd.	1,240,000	136,053
	GDH Guangnan Holdings Ltd.	154,000	12,573
*	Goodbaby International Holdings Ltd.	1,077,000	104,424
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	34,816
TOTAL CHINA			1,749,406
COLOMBIA — (0.0%)
#	Canacol Energy Ltd.	24,684	218,908
DENMARK — (2.4%)
*	ALK-Abello AS	67,800	1,012,798
	Alm Brand AS	707,360	1,312,723
	AP Moller - Maersk AS, Class A	327	696,820
	AP Moller - Maersk AS, Class B	401	872,292
#*	Bang & Olufsen AS	69,915	120,754
	BankNordik P/F	3,257	74,333
#*	Bavarian Nordic AS	62,931	2,015,267
*	Brodrene Hartmann AS	2,387	103,028
	Carlsberg AS, Class B	26,891	3,817,490
	cBrain AS	1,135	25,592
*	Chemometec AS	4,606	403,532
	Chr Hansen Holding AS	43,250	3,193,360
	Coloplast AS, Class B	7,805	942,332
	Columbus AS	64,216	59,616
	D/S Norden AS	35,416	1,909,112
	Danske Bank AS	174,629	3,638,145
*	Demant AS	34,650	980,827
	Dfds AS	29,846	1,125,056
	DSV AS	16,827	2,783,629

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	FLSmidth & Co. AS	42,403	$1,821,889
	Fluegger Group AS	275	16,077
*	Genmab AS	4,233	1,658,898
	GN Store Nord AS	58,432	1,440,717
	H Lundbeck AS	236,642	879,321
*	H+H International AS, Class B	22,582	346,157
*	Harboes Bryggeri AS, Class B	1,400	13,971
*	ISS AS	145,073	3,171,832
	Jeudan AS	1,369	52,453
*	Jyske Bank AS	61,980	4,470,205
	Matas AS	30,680	333,868
#*	MT Hoejgaard Holding AS	904	19,418
*Ω	Netcompany Group AS	19,318	768,798
*	Nilfisk Holding AS	20,666	411,336
*	NKT AS	41,329	2,579,006
*Ω	NNIT AS	4,632	45,851
#	North Media AS	7,929	76,071
	Novo Nordisk AS, Class B	47,591	6,586,107
#	Novozymes AS, Class B	17,618	916,780
*	NTG Nordic Transport Group AS, Class A	9,713	397,182
	Pandora AS	45,292	3,771,506
*	Parken Sport & Entertainment AS	3,780	44,561
	Per Aarsleff Holding AS	17,531	728,370
	Ringkjoebing Landbobank AS	29,794	4,335,700
	Rockwool AS, Class B	5,734	1,644,008
	ROCKWOOL AS, Class A	2,816	806,736
	Royal Unibrew AS	36,734	2,579,535
#*	RTX AS	10,840	223,560
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,097,282
	Schouw & Co. AS	12,762	988,839
	SimCorp AS	26,884	1,882,684
	Solar AS, Class B	5,383	497,347
#	SP Group AS	3,777	137,900
	Spar Nord Bank AS	91,682	1,460,389
	Sparekassen Sjaelland-Fyn AS	7,694	212,765
	Sydbank AS	42,354	1,931,270
	TCM Group AS	3,262	34,834
*	Tivoli AS	881	99,137
	Topdanmark AS	35,575	1,920,257
	TORM PLC, Class A	30,726	778,153
	Tryg AS	73,614	1,689,301
	UIE PLC	13,280	361,348
	Vestas Wind Systems AS	64,469	1,886,466
*	Zealand Pharma AS	26,444	825,875
TOTAL DENMARK			81,030,466
FINLAND — (1.5%)
	Aktia Bank Oyj	47,921	567,467
#	Alandsbanken Abp, Class B	1,791	70,888
	Alma Media Oyj	15,120	157,653
	Anora Group Oyj	12,522	100,397
	Apetit Oyj	2,895	33,086
	Aspo Oyj	15,585	141,108
#	Atria Oyj	12,295	133,718
#	Bittium Oyj	11,330	50,798
	Cargotec Oyj, Class B	34,630	1,763,109
	Caverion Oyj	47,656	439,742
#	Citycon Oyj	19,538	147,240
	Digia Oyj	6,411	44,144

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Elisa Oyj	32,280	$1,839,092
Ω	Enento Group Oyj	5,136	120,096
#	Enersense International Oyj	4,537	31,807
	eQ Oyj	2,449	62,432
#*	Evli Oyj, Class B	1,283	25,418
#	Fellow Bank PLC	1,283	25,330
*	Finnair Oyj	179,457	101,128
	Fiskars Oyj Abp	37,019	688,512
	Fortum Oyj	27,795	417,821
*	F-Secure Oyj	45,107	143,999
	Gofore Oyj	471	13,109
#	Harvia Oyj	3,467	75,649
#	HKScan Oyj, Class A	43,929	45,098
	Huhtamaki Oyj	58,750	2,197,418
	Ilkka Oyj	7,050	29,629
	Incap Oyj	2,566	52,498
#	Kamux Corp.	7,881	38,713
	Kemira Oyj	109,715	1,780,056
	Kesko Oyj, Class A	23,472	542,998
	Kesko Oyj, Class B	82,366	1,918,591
	Kojamo Oyj	21,751	333,978
	Kone Oyj, Class B	31,808	1,734,684
	Konecranes Oyj	46,376	1,509,145
#	Lassila & Tikanoja Oyj	29,795	374,099
	Marimekko Oyj	9,280	93,039
	Metsa Board Oyj, Class B	110,928	990,204
	Metso Outotec Oyj	166,958	1,918,827
	Musti Group Oyj	8,871	150,133
	Neste Oyj	1,990	95,127
	Nokia Oyj	617,018	2,924,577
	Nokian Renkaat Oyj	91,636	1,097,666
	Nordea Bank Abp	312,611	3,656,976
	Olvi Oyj, Class A	9,640	338,864
	Oma Saastopankki Oyj	1,158	23,622
	Oriola Oyj, Class B	109,357	205,198
	Orion Oyj, Class A	11,860	636,836
	Orion Oyj, Class B	35,832	1,919,686
	Outokumpu Oyj	312,609	1,790,175
	Pihlajalinna Oyj	13,078	124,732
	Ponsse Oyj	7,483	213,879
	Puuilo Oyj	6,346	43,672
#*	QT Group Oyj	3,512	205,956
	Raisio Oyj, Class V	72,424	191,887
	Rapala VMC Oyj	2,750	14,461
	Revenio Group Oyj	11,265	460,521
Ω	Rovio Entertainment Oyj	16,079	128,806
	Sampo Oyj, Class A	56,935	2,989,058
	Sanoma Oyj	62,193	661,561
	Stora Enso Oyj, Class R	184,349	2,635,337
#	Suominen Oyj	6,463	23,353
	Taaleri Oyj	7,765	106,436
Ω	Terveystalo Oyj	70,958	553,060
	TietoEVRY Oyj	67,605	2,058,846
	Tokmanni Group Corp.	41,662	537,173
	UPM-Kymmene Oyj	80,963	2,934,602
	Uponor Oyj	52,312	931,650
	Vaisala Oyj, Class A	9,648	414,750
	Valmet Oyj	82,499	2,590,702
	Wartsila OYJ Abp	102,807	977,798

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	WithSecure Oyj	41,859	$64,345
	YIT Oyj	123,780	362,223
TOTAL FINLAND			52,816,388
FRANCE — (7.4%)
	ABC arbitrage	34,142	240,627
*	Accor SA	46,288	1,502,414
*	Aeroports de Paris	2,096	325,168
	Air Liquide SA	18,487	2,943,614
	AKWEL	9,391	160,725
Ω	ALD SA	27,266	342,781
#	Alstom SA	165,705	4,927,266
	Altamir	17,275	486,671
	Alten SA	13,967	2,146,114
Ω	Amundi SA	19,472	1,274,831
	Arkema SA	51,529	5,214,103
	Assystem SA	5,099	240,071
*	Atos SE	67,753	893,764
	Aubay	7,481	385,457
	AXA SA, Sponsored ADR	12,088	377,871
	AXA SA	180,809	5,641,064
	Axway Software SA	5,568	133,794
	Bastide le Confort Medical	2,869	101,415
	Beneteau SA	42,605	698,347
	Bigben Interactive	14,042	96,812
	BioMerieux	4,266	434,901
	BNP Paribas SA	106,510	7,315,307
	Boiron SA	3,024	138,008
	Bollore SE	197,548	1,105,353
	Bonduelle SCA	14,453	194,180
*††	Bourbon Corp.	9,346	0
	Bouygues SA	199,685	6,578,410
	Bureau Veritas SA	60,200	1,721,206
	Burelle SA	25	14,107
	Capgemini SE	6,381	1,211,022
	Carrefour SA	319,239	6,072,234
#*	Casino Guichard Perrachon SA	34,093	418,968
	Catana Group	21,782	157,457
	Catering International Services	212	2,249
#	Cegedim SA	8,220	160,927
*	CGG SA	735,285	619,228
	Chargeurs SA	22,076	368,900
	Cie de Saint-Gobain	139,932	8,036,458
*	Cie des Alpes	19,762	312,537
#	Cie Generale des Etablissements Michelin SCA	337,352	10,667,005
	Cie Plastic Omnium SA	36,469	638,258
*	Coface SA	103,870	1,452,402
	Credit Agricole SA	168,398	2,027,720
	Danone SA	25,570	1,402,240
	Dassault Aviation SA	2,349	401,123
	Dassault Systemes SE	11,029	410,178
#	Derichebourg SA	110,840	760,723
	Edenred	21,567	1,174,743
	Eiffage SA	47,100	5,030,777
*	Ekinops SAS	2,213	20,634
	Electricite de France SA	32,297	424,223
	Electricite de Strasbourg SA	88	9,391
#*Ω	Elior Group SA	111,917	387,310
	Elis SA	183,316	3,219,636

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Engie SA	420,294	$5,968,118
	Equasens	1,780	143,582
	Eramet SA	8,814	880,898
	EssilorLuxottica SA	9,172	1,682,872
#*	Esso SA Francaise	1,610	87,501
	Etablissements Maurel et Prom SA	71,160	285,945
	Eurazeo SE	28,024	1,965,804
*	Euroapi SA	2,044	32,862
	Eurofins Scientific SE	24,572	1,762,544
Ω	Euronext NV	32,196	2,608,903
#	Eutelsat Communications SA	129,425	989,763
#*	Exail Technologies SA	4,054	88,281
	Exel Industries, Class A	805	53,923
*	Faurecia SE	39,831	791,581
	Fnac Darty SA	14,929	552,616
	Gaztransport Et Technigaz SA	12,868	1,422,637
*	Genfit SA	18,891	80,212
	Getlink SE	36,927	624,575
*	GL Events	9,119	213,136
	Groupe Crit	2,385	176,975
	Groupe SFPI	15,420	40,322
	Guerbet	4,777	95,424
	Guillemot Corp.	1,695	19,366
	HEXAOM	2,581	55,437
*	ID Logistics Group	1,882	584,963
	Imerys SA	31,718	1,315,496
	Infotel SA	2,281	138,760
#*	Innate Pharma SA	13,430	47,024
	Interparfums SA	1,394	91,252
	Ipsen SA	16,479	1,730,872
	IPSOS	41,736	2,704,809
	Jacquet Metals SACA	10,777	206,470
*	JCDecaux SE	57,501	1,301,181
#	Kaufman & Broad SA	11,991	376,784
	Kering SA	2,710	1,690,923
	Korian SA	65,572	686,600
Ω	La Francaise des Jeux SAEM	12,720	544,263
	Laurent-Perrier	1,590	212,742
	Lectra	23,840	992,870
	Legrand SA	18,741	1,671,024
	Linedata Services	862	45,307
	LISI	17,244	383,639
#	LNA Sante SA	5,697	194,509
	L'Oreal SA	4,779	1,973,305
*	Lumibird	654	12,962
	LVMH Moet Hennessy Louis Vuitton SE	2,596	2,266,245
Ω	Maisons du Monde SA	20,852	256,436
	Manitou BF SA	9,491	278,888
	Manutan International	1,396	157,130
	Mersen SA	17,903	794,754
	Metropole Television SA	23,214	369,729
#*	Nacon SA	10,233	26,301
	Nexans SA	33,418	3,543,763
	Nexity SA	33,186	1,002,513
*	Nicox	10,169	11,173
	NRJ Group	16,447	116,343
#	Oeneo SA	17,064	262,868
*	Onxeo SA	5,700	2,772
	Orange SA	1,286,762	13,617,481

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	OVH Groupe SAS	769	$12,877
	Pernod Ricard SA	4,661	964,967
	Plastiques Du Val De Loire	4,998	18,052
*	Prodways Group SA	1,893	6,428
	Publicis Groupe SA	36,474	2,572,862
	Quadient SA	34,065	600,759
#*††	Recylex SA	4,720	0
#	Remy Cointreau SA	2,646	498,213
*	Renault SA	93,993	3,821,703
	Rexel SA	244,826	5,416,139
	Robertet SA	185	174,442
	Rothschild & Co.	31,792	1,342,832
	Rubis SCA	20,778	581,478
	Safran SA	5,044	725,305
	Samse SA	244	49,810
	Sanofi	47,014	4,603,819
	Sartorius Stedim Biotech	1,805	629,635
	Savencia SA	5,773	380,372
	Schneider Electric SE	14,350	2,326,817
	SCOR SE	122,465	3,022,708
	SEB SA	14,102	1,474,731
	Seche Environnement SA	4,299	468,213
	SES SA	349,296	2,710,582
*Ω	SMCP SA	22,236	176,482
	Societe BIC SA	15,197	1,103,389
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	50,742
	Societe Generale SA	196,067	5,836,242
	Societe LDC SA	540	64,289
	Societe pour l'Informatique Industrielle	7,168	373,954
	Sodexo SA	21,632	2,144,441
*	SOITEC	5,050	765,877
#*	Solocal Group	32,742	24,664
	Sopra Steria Group SACA	13,789	2,293,512
	SPIE SA	90,996	2,484,215
	Stef SA	3,236	340,566
	STMicroelectronics NV	33,324	1,569,171
	Sword Group	9,760	475,545
	Synergie SE	6,994	254,185
#*	Technicolor Creative Studios SA	68,758	17,127
	Technip Energies NV	109,596	2,124,770
	Teleperformance	8,764	2,436,276
	Television Francaise 1	37,945	303,481
	Thales SA	8,958	1,184,779
	Thermador Groupe	4,498	452,972
#	Tikehau Capital SCA	16,729	476,618
	Totalenergies EP Gabon	636	108,897
	TotalEnergies SE	378,407	23,393,407
	Trigano SA	7,260	1,012,004
*	Ubisoft Entertainment SA	50,467	1,044,997
	Union Financiere de France BQE SA	2,287	52,508
	Valeo	220,329	4,815,236
*	Vallourec SA	82,494	1,204,161
#*	Vantiva SA	68,758	19,795
Ω	Verallia SA	41,808	1,543,624
	Vetoquinol SA	2,629	244,078
	Vicat SA	15,104	421,758
	VIEL & Cie SA	15,605	110,291
	Vilmorin & Cie SA	8,065	405,790
	Vinci SA	36,490	4,122,988

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Virbac SA	1,812	$549,895
	Vivendi SE	219,472	2,357,084
*	Voltalia SA	548	10,372
	Vranken-Pommery Monopole SA	1,534	27,914
	Wavestone	8,634	453,224
*Ω	Worldline SA	79,032	3,585,356
*Ω	X-Fab Silicon Foundries SE	51,294	448,704
*	Xilam Animation SA	361	13,731
TOTAL FRANCE			254,558,007
GERMANY — (6.3%)
	1&1 AG	42,373	591,464
	7C Solarparken AG	44,217	210,995
*	Aareal Bank AG	59,491	2,094,620
	Adesso SE	1,516	239,812
	Adidas AG	6,058	975,436
*	ADVA Optical Networking SE	1,753	42,881
	AIXTRON SE	11,596	345,509
	All for One Group SE	2,007	95,639
#	Allgeier SE	3,364	107,979
	Allianz SE	27,049	6,467,790
	Amadeus Fire AG	2,661	370,662
	Aroundtown SA	57,819	160,981
	Atoss Software AG	1,945	344,126
Ω	Aumann AG	4,058	60,689
	Aurubis AG	32,751	3,463,642
#*Ω	Auto1 Group SE	7,670	62,138
	BASF SE	137,484	7,882,703
	Basler AG	6,858	253,855
#*	Bauer AG	8,828	63,615
	Bayer AG	76,746	4,777,050
	Bayerische Motoren Werke AG	40,913	4,167,588
	BayWa AG	15,030	685,469
	Bechtle AG	37,316	1,572,524
Ω	Befesa SA	17,024	976,516
	Beiersdorf AG	3,275	398,167
	Bertrandt AG	4,653	227,514
*	Bijou Brigitte AG	2,483	118,339
	Bilfinger SE	29,414	1,012,727
*	Borussia Dortmund GmbH & Co. KGaA	73,370	327,409
	Brenntag SE	48,164	3,595,347
	CANCOM SE	20,026	690,388
	Carl Zeiss Meditec AG	2,019	291,378
#	CECONOMY AG	161,512	396,105
	CENIT AG	3,984	53,106
	Cewe Stiftung & Co. KGAA	4,963	491,918
*	Cherry SE	2,105	15,755
*	Commerzbank AG	662,067	7,568,372
	CompuGroup Medical SE & Co. KgaA	13,658	640,113
	Continental AG	44,137	3,099,089
Ω	Covestro AG	183,920	8,468,504
	CropEnergies AG	27,276	355,153
*	CTS Eventim AG & Co. KGaA	13,261	930,879
*	Daimler Truck Holding AG	68,170	2,290,759
*Ω	Delivery Hero SE	8,557	517,329
	Dermapharm Holding SE	7,158	297,122
#	Deutsche Bank AG	408,778	5,468,803
	Deutsche Beteiligungs AG	13,957	449,701
	Deutsche Boerse AG	10,623	1,900,904

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Deutsche Lufthansa AG	366,551	$3,883,502
Ω	Deutsche Pfandbriefbank AG	132,842	1,211,702
	Deutsche Post AG	66,085	2,845,402
	Deutsche Telekom AG, Sponsored ADR	6,767	151,242
	Deutsche Telekom AG	252,721	5,630,321
	Deutsche Wohnen SE	1,876	44,310
	Deutz AG	71,111	388,707
#	DIC Asset AG	15,876	152,596
	DMG Mori AG	2,309	105,681
#	Dr Hoenle AG	2,767	61,073
	Draegerwerk AG & Co. KGaA	2,439	98,444
	Duerr AG	32,190	1,228,174
Ω	DWS Group GmbH & Co. KGaA	12,322	443,211
	E.ON SE	393,525	4,290,568
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	688,486
	EDAG Engineering Group AG	6,901	76,626
	Elmos Semiconductor SE	7,448	505,998
	ElringKlinger AG	26,663	232,075
	Encavis AG	37,879	733,923
	Energiekontor AG	3,525	302,437
	Evonik Industries AG	130,819	2,907,915
	Fabasoft AG	1,817	41,471
	Fielmann AG	9,854	371,399
#*	flatexDEGIRO AG	18,931	161,089
#*	Fraport AG Frankfurt Airport Services Worldwide	27,995	1,593,229
	Freenet AG	114,320	2,779,033
	Fresenius Medical Care AG & Co. KGaA	56,859	2,135,321
	Fresenius SE & Co. KGaA	128,494	3,723,866
	Fuchs Petrolub SE	12,719	420,940
	GEA Group AG	20,167	909,933
	Gerresheimer AG	30,386	2,247,169
	GESCO SE NA O.N	7,358	197,187
	GFT Technologies SE	23,807	994,026
*	GK Software SE	742	114,725
*	Global Fashion Group SA	11,779	15,040
	Grand City Properties SA	16,714	178,141
	GRENKE AG	15,089	438,283
*	H&R GmbH & Co. KGaA	9,526	62,360
	Hamburger Hafen und Logistik AG	23,992	338,848
	Hannover Rueck SE	3,802	772,066
#Ω	Hapag-Lloyd AG	2,785	610,775
	Hawesko Holding SE	1,608	72,407
	HeidelbergCement AG	96,193	6,600,514
#*	Heidelberger Druckmaschinen AG	179,426	368,839
	Hella GmbH & Co. KGaA	147	12,374
*	HelloFresh SE	6,368	154,814
	Henkel AG & Co. KGaA	4,470	298,678
	Hensoldt AG	17,351	503,061
*	Highlight Communications AG	13,766	55,720
	Hochtief AG	9,967	631,893
	Hornbach Holding AG & Co. KGaA	9,349	828,221
	HUGO BOSS AG	28,027	1,903,318
#*	Hypoport SE	1,475	200,948
	Indus Holding AG	19,317	510,725
	Infineon Technologies AG	13,538	487,510
	Infineon Technologies AG, ADR	25,149	902,849
Ω	Instone Real Estate Group SE	36,036	367,719
	IVU Traffic Technologies AG	4,853	92,422
	Jenoptik AG	37,872	1,176,991

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	JOST Werke AG	12,719	$736,435
	K&S AG	80,366	1,923,676
	KION Group AG	45,458	1,830,432
#	Kloeckner & Co. SE	65,858	695,951
	Knaus Tabbert AG	714	30,701
	Knorr-Bremse AG	8,852	581,824
*	Koenig & Bauer AG	8,134	159,597
#	Kontron AG	34,555	702,186
	Krones AG	10,248	1,196,592
	KSB SE & Co. KGaA	83	40,912
	KWS Saat SE & Co. KGaA	7,097	481,090
	Lanxess AG	64,406	3,214,496
	LEG Immobilien SE	4,955	387,353
	Leifheit AG	5,800	109,848
#*	Leoni AG	22,566	146,245
*	LPKF Laser & Electronics SE	1,652	21,408
*	Manz AG	1,585	41,477
*	Medios AG	2,803	54,956
	Mercedes-Benz Group AG	126,187	9,389,830
	Merck KGaA	3,332	695,482
*	METRO AG	174,066	1,715,147
	MLP SE	66,421	368,610
	MTU Aero Engines AG	3,436	858,700
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,304	2,638,258
	Mutares SE & Co. KGaA	2,597	57,777
#*	Nagarro SE	4,431	607,018
	Nemetschek SE	14,587	779,884
	New Work SE	1,591	291,784
	Nexus AG	7,174	402,222
*	Nordex SE	49,306	749,293
	Norma Group SE	29,691	639,147
	OHB SE	5,091	180,677
	PATRIZIA SE	35,953	445,231
	Pfeiffer Vacuum Technology AG	5,271	962,458
#	PNE AG	60,101	1,079,688
	Progress-Werk Oberkirch AG	1,001	35,625
	ProSiebenSat.1 Media SE	112,409	1,156,147
	PSI Software AG	5,104	138,023
	Puma SE	23,172	1,582,378
*	PVA TePla AG	8,646	206,240
*	q.beyond AG	80,281	98,972
*	QIAGEN NV	20,859	1,021,574
*	R Stahl AG	1,041	19,040
	Rational AG	640	420,981
	Rheinmetall AG	12,054	2,816,508
	RTL Group SA	18,510	898,125
	RWE AG	26,497	1,179,617
	SAF-Holland SE	27,426	309,512
#	Salzgitter AG	27,215	1,110,679
	SAP SE	4,549	539,238
Ω	Scout24 SE	26,297	1,530,959
#	Secunet Security Networks AG	753	178,607
#*	SGL Carbon SE	45,583	395,022
	Siemens AG	15,984	2,496,785
#*	Siemens Energy AG	158,018	3,303,968
Ω	Siemens Healthineers AG	4,398	235,859
	Siltronic AG	12,247	1,020,977
	Sixt SE	8,143	1,012,426
*	SMA Solar Technology AG	6,053	513,467

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	SNP Schneider-Neureither & Partner SE	819	$24,999
#	Software AG	37,046	1,032,492
	Stabilus SE	18,893	1,303,151
	STRATEC SE	4,290	390,778
	Stroeer SE & Co. KGaA	13,871	760,560
	Suedzucker AG	65,056	1,055,415
	SUESS MicroTec SE	12,660	251,863
	Surteco Group SE	8,145	185,034
	Symrise AG	8,044	855,155
	Synlab AG	13,249	145,548
	Syzygy AG	896	5,244
	TAG Immobilien AG	32,103	274,925
	Takkt AG	33,697	521,035
*	Talanx AG	32,043	1,585,191
*Ω	TeamViewer AG	66,746	940,245
	Technotrans SE	4,887	137,328
	Telefonica Deutschland Holding AG	922,802	2,717,995
*	thyssenkrupp AG	409,830	3,219,564
	Traffic Systems SE	3,426	108,599
	United Internet AG	68,556	1,591,620
#*	va-Q-tec AG	1,984	53,650
#	Varta AG	5,344	162,690
	VERBIO Vereinigte BioEnergie AG	17,548	1,106,229
*	Vitesco Technologies Group AG, Class A	20,586	1,426,876
	Volkswagen AG	5,366	939,265
	Vossloh AG	7,264	320,113
	Wacker Chemie AG	8,251	1,247,052
	Wacker Neuson SE	30,516	603,967
	Washtec AG	6,761	254,034
#*	Westwing Group SE	2,817	30,546
	Wuestenrot & Wuerttembergische AG	20,398	372,405
*Ω	Zalando SE	9,324	434,825
	ZEAL Network SE	5,251	159,842
TOTAL GERMANY			215,530,210
HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	1,631,933	22,826
	Aeon Credit Service Asia Co. Ltd.	38,000	24,962
	AIA Group Ltd.	448,200	5,068,086
*	Aidigong Maternal & Child Health Ltd.	1,608,000	125,166
	Allied Group Ltd.	236,000	55,319
	Analogue Holdings Ltd.	278,000	42,975
	APAC Resources Ltd.	208,425	29,594
*	Apollo Future Mobility Group Ltd.	1,420,000	37,044
	Asia Financial Holdings Ltd.	136,000	57,047
*	Asia Standard International Group Ltd.	322,000	29,444
	ASMPT Ltd.	255,100	2,107,030
	Associated International Hotels Ltd.	10,000	11,636
	Bank of East Asia Ltd.	770,775	990,147
	BOC Hong Kong Holdings Ltd.	311,500	1,088,657
	BOCOM International Holdings Co. Ltd.	519,000	42,335
	Bright Smart Securities & Commodities Group Ltd.	386,000	68,572
*††	Brightoil Petroleum Holdings Ltd.	1,027,000	0
Ω	Budweiser Brewing Co. APAC Ltd.	14,200	44,806
*††	Burwill Holdings Ltd.	2,638,000	0
	Cafe de Coral Holdings Ltd.	292,000	511,189
#*	Cathay Pacific Airways Ltd.	1,018,000	1,014,551
#*	Central Holding Group Co. Ltd.	31,000	67,990
*	Century City International Holdings Ltd.	520,000	21,587

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	162,000	$39,768
	Cheuk Nang Holdings Ltd.	24,781	6,676
	Chevalier International Holdings Ltd.	30,055	26,635
*	China Baoli Technologies Holdings Ltd.	32,500	386
*	China Best Group Holding Ltd.	291,000	13,947
*	China Energy Development Holdings Ltd.	4,676,000	77,025
*	China Star Entertainment Ltd.	1,612,000	175,018
#*	Chinese Estates Holdings Ltd.	359,500	113,976
	Chinney Investments Ltd.	112,000	19,142
	Chow Sang Sang Holdings International Ltd.	358,000	545,567
	Chow Tai Fook Jewellery Group Ltd.	254,000	543,728
	Chuang's China Investments Ltd.	1,080,000	36,565
	Chuang's Consortium International Ltd.	638,925	56,993
	CITIC Telecom International Holdings Ltd.	1,924,000	685,356
	CK Asset Holdings Ltd.	322,152	2,059,682
	CK Hutchison Holdings Ltd.	350,460	2,230,310
	CK Infrastructure Holdings Ltd.	68,000	378,321
#	CK Life Sciences International Holdings, Inc.	672,000	69,663
	CMBC Capital Holdings Ltd.	22,250	4,494
*	C-Mer Eye Care Holdings Ltd.	162,000	101,429
	CNT Group Ltd.	518,000	24,744
#††	Convoy, Inc.	5,166,000	20,621
*	Cowell e Holdings, Inc.	241,000	473,626
Ω	Crystal International Group Ltd.	378,500	120,484
*	CSC Holdings Ltd.	6,810,000	33,010
	CSI Properties Ltd.	3,691,515	75,887
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	350,995	283,816
	Dah Sing Financial Holdings Ltd.	197,466	523,379
	Dickson Concepts International Ltd.	83,500	44,521
	Dynamic Holdings Ltd.	2,000	2,346
	Eagle Nice International Holdings Ltd.	242,000	132,859
	EC Healthcare	327,000	392,429
*††	EcoGreen International Group Ltd.	234,000	21,263
*	Elegance Optical International Holdings Ltd.	400,000	23,444
*	Emperor Entertainment Hotel Ltd.	295,000	24,081
	Emperor International Holdings Ltd.	515,750	46,943
	Emperor Watch & Jewellery Ltd.	1,020,000	24,388
*	ENM Holdings Ltd.	992,000	56,341
*	Esprit Holdings Ltd.	1,735,548	184,233
#Ω	ESR Group Ltd.	108,800	217,827
*	Eternity Investment Ltd.	1,730,000	28,671
	EuroEyes International Eye Clinic Ltd., Class C	44,000	31,613
	Fairwood Holdings Ltd.	67,000	112,051
	Far East Consortium International Ltd.	2,081,832	545,018
	First Pacific Co. Ltd.	1,977,200	689,516
*Ω	FIT Hon Teng Ltd.	1,071,000	308,190
*Ω	Fosun Tourism Group	43,200	62,318
*Ω	Frontage Holdings Corp.	288,000	102,378
	FSE Lifestyle Services Ltd.	75,000	53,232
*	Fullwealth International Group Holdings Ltd.	48,000	9,181
	Galaxy Entertainment Group Ltd.	43,000	299,336
*††	Genting Hong Kong Ltd.	436,000	4,326
	Get Nice Financial Group Ltd.	152,150	13,269
	Giordano International Ltd.	1,262,000	331,489
	Glorious Sun Enterprises Ltd.	447,000	43,946
*	Gold Fin Holdings	204,000	0
	Golden Resources Development International Ltd.	90,000	12,861
*††	Goodresources	2,080,000	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	GR Properties Ltd.	668,000	$81,703
	Great Eagle Holdings Ltd.	215,003	516,339
*	Greentech Technology International Ltd.	564,000	40,267
	G-Resources Group Ltd.	498,930	153,925
	Guoco Group Ltd.	18,000	165,871
	Guotai Junan International Holdings Ltd.	2,197,000	219,195
#*	Haitong International Securities Group Ltd.	2,053,565	236,343
	Hang Lung Group Ltd.	620,000	1,144,158
	Hang Lung Properties Ltd.	925,000	1,744,129
	Hang Seng Bank Ltd.	42,300	704,431
	Hanison Construction Holdings Ltd.	381,459	56,457
*	Harbour Centre Development Ltd.	53,000	48,522
	Henderson Land Development Co. Ltd.	251,575	929,317
	HK Electric Investments & HK Electric Investments Ltd.	182,788	126,349
	HKBN Ltd.	701,000	493,365
	HKR International Ltd.	717,188	238,126
	HKT Trust & HKT Ltd.	1,424,000	1,865,690
	Hon Kwok Land Investment Co. Ltd.	110,000	31,531
	Hong Kong & China Gas Co. Ltd.	734,735	737,688
*	Hong Kong ChaoShang Group Ltd.	240,000	24,204
	Hong Kong Exchanges & Clearing Ltd.	1,200	53,973
	Hong Kong Ferry Holdings Co. Ltd.	96,000	97,733
	Hong Kong Technology Venture Co. Ltd.	218,000	155,873
*	Hongkong & Shanghai Hotels Ltd.	422,720	450,249
	Hongkong Chinese Ltd.	296,000	20,425
*††	Hsin Chong Group Holdings Ltd.	1,532,000	0
	Hung Hing Printing Group Ltd.	280,000	36,461
	Hutchison Telecommunications Hong Kong Holdings Ltd.	774,000	134,224
	Hysan Development Co. Ltd.	117,000	393,640
*	IGG, Inc.	516,000	194,069
*	Imagi International Holdings Ltd.	216,799	8,650
	International Housewares Retail Co. Ltd.	248,000	90,766
*	IPE Group Ltd.	365,000	28,419
*	IRC Ltd.	6,044,000	100,353
	ITC Properties Group Ltd.	160,283	21,620
	Jacobson Pharma Corp. Ltd.	284,000	38,412
	Johnson Electric Holdings Ltd.	261,488	359,165
	K Wah International Holdings Ltd.	1,055,000	392,677
*	Kader Holdings Co. Ltd.	104,000	6,314
	Karrie International Holdings Ltd.	396,000	72,761
	Kerry Logistics Network Ltd.	527,250	1,029,596
	Kerry Properties Ltd.	406,000	1,029,375
	Kingmaker Footwear Holdings Ltd.	94,000	11,515
*	Kingston Financial Group Ltd.	634,000	23,458
	Kowloon Development Co. Ltd.	414,000	437,916
#*	KuangChi Science Ltd.	1,092,000	19,317
*	Lai Sun Development Co. Ltd.	256,069	56,695
*	Lai Sun Garment International Ltd.	45,334	9,254
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	662,750	95,596
	Lippo China Resources Ltd.	422,000	5,923
	Lippo Ltd.	9,000	2,985
	Liu Chong Hing Investment Ltd.	128,000	119,930
	L'Occitane International SA	190,500	530,022
	Luk Fook Holdings International Ltd.	339,000	1,175,643
	Lung Kee Bermuda Holdings	58,000	19,559
#	Man Wah Holdings Ltd.	993,200	1,148,279
*	Mason Group Holdings Ltd.	723,999	2,674
	MECOM Power & Construction Ltd.	330,498	79,016
*	Melco International Development Ltd.	184,000	239,457

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Miramar Hotel & Investment	155,000	$240,986
	Modern Dental Group Ltd.	285,000	109,694
*	Mongolian Mining Corp.	459,000	184,738
	MTR Corp. Ltd.	58,716	314,219
*	NagaCorp Ltd.	629,912	575,837
*††	National United Resources Holdings Ltd.	35,000	371
*	New Times Energy Corp. Ltd.	492,000	6,931
	New World Development Co. Ltd.	650,644	1,944,711
*††	NewOcean Energy Holdings Ltd.	788,000	1,467
	Nissin Foods Co. Ltd.	269,000	232,504
	NWS Holdings Ltd.	1,314,830	1,239,118
	Oriental Watch Holdings	390,368	210,793
*	Oshidori International Holdings Ltd.	3,201,000	106,107
*††	Pacific Andes International Holdings Ltd.	1,218,336	0
	Pacific Basin Shipping Ltd.	4,606,000	1,625,408
	Pacific Textiles Holdings Ltd.	714,000	257,042
*	Paliburg Holdings Ltd.	246,000	60,880
*	Paradise Entertainment Ltd.	220,000	28,063
#	PC Partner Group Ltd.	230,000	135,718
	PCCW Ltd.	1,719,415	844,857
	Pentamaster International Ltd.	144,000	14,722
#	Perfect Medical Health Management Ltd.	244,000	143,217
	Pico Far East Holdings Ltd.	550,000	108,154
	Playmates Holdings Ltd.	562,000	43,413
	Plover Bay Technologies Ltd.	144,000	44,603
	Prada SpA	81,300	519,877
*	PT International Development Co. Ltd.	136,000	2,996
	Public Financial Holdings Ltd.	292,000	86,838
*	Realord Group Holdings Ltd.	10,000	11,276
*	Regal Hotels International Holdings Ltd.	240,000	101,693
Ω	Regina Miracle International Holdings Ltd.	210,000	88,250
	Safety Godown Co. Ltd.	84,000	24,669
*Ω	Samsonite International SA	355,800	1,059,923
*	Sands China Ltd.	65,600	246,006
	SAS Dragon Holdings Ltd.	294,000	141,481
	SEA Holdings Ltd.	162,968	69,461
*	Shangri-La Asia Ltd.	895,666	782,014
*	Shin Hwa World Ltd.	1,281,000	33,648
*	Shun Ho Property Investments Ltd.	13,497	1,931
*	Shun Tak Holdings Ltd.	1,467,249	317,442
	Singamas Container Holdings Ltd.	1,338,000	124,887
	Sino Land Co. Ltd.	1,420,522	1,845,936
	SITC International Holdings Co. Ltd.	548,000	1,197,160
*	SJM Holdings Ltd.	1,661,750	942,385
	SmarTone Telecommunications Holdings Ltd.	247,166	166,341
	Solomon Systech International Ltd.	1,188,000	92,638
	Soundwill Holdings Ltd.	69,000	63,496
*	South China Holdings Co. Ltd.	1,200,000	6,646
*	Space Group Holdings Ltd.	25,000	10,978
	Stella International Holdings Ltd.	350,500	353,405
	Sun Hung Kai & Co. Ltd.	447,341	191,176
	Sun Hung Kai Properties Ltd.	92,282	1,308,708
	SUNeVision Holdings Ltd.	386,000	223,839
	Swire Pacific Ltd., Class A	139,500	1,278,363
	Swire Pacific Ltd., Class B	240,000	331,894
#	TAI Cheung Holdings Ltd.	214,000	115,891
	Tao Heung Holdings Ltd.	323,000	36,300
	Techtronic Industries Co. Ltd.	103,000	1,327,854
*	Television Broadcasts Ltd.	274,500	136,758

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Texhong Textile Group Ltd.	233,000	$212,843
	Texwinca Holdings Ltd.	538,000	93,358
*	Theme International Holdings Ltd.	110,000	14,341
	Town Health International Medical Group Ltd.	1,265,899	46,686
	Tradelink Electronic Commerce Ltd.	220,000	25,305
	Transport International Holdings Ltd.	167,022	238,377
	United Laboratories International Holdings Ltd.	837,000	554,130
*††	Untrade.China Solar	64,000	0
*††	Up Energy Development Group Ltd.	590,000	0
	Value Partners Group Ltd.	761,000	310,266
	Vedan International Holdings Ltd.	420,000	32,397
	Vesync Co. Ltd.	18,000	9,790
	Vitasoy International Holdings Ltd.	182,000	386,648
*Ω	VPower Group International Holdings Ltd., Class H	463,699	28,736
	VSTECS Holdings Ltd.	687,200	429,969
	VTech Holdings Ltd.	102,600	678,268
	Wai Kee Holdings Ltd.	158,000	41,273
*	Wang On Group Ltd.	9,480,000	53,116
Ω	WH Group Ltd.	6,340,568	3,904,930
	Wharf Real Estate Investment Co. Ltd.	4,000	22,899
	Wing On Co. International Ltd.	30,000	58,632
	Wing Tai Properties Ltd.	154,000	70,975
*	Xingye Alloy Materials Group Ltd.	121,000	16,488
	Xinyi Glass Holdings Ltd.	860,000	1,831,049
	YTO International Express & Supply Chain Technology Ltd.	30,000	8,215
	Yue Yuen Industrial Holdings Ltd.	679,000	1,113,883
#*	Zensun Enterprises Ltd.	446,999	73,173
*	Zhaobangji Properties Holdings Ltd.	1,520,000	91,277
TOTAL HONG KONG			74,331,622
IRELAND — (0.7%)
	AIB Group PLC	482,180	2,025,441
	Bank of Ireland Group PLC	648,419	6,927,604
	Cairn Homes PLC	602,594	640,589
	CRH PLC, Sponsored ADR	138,369	6,514,413
*	Dalata Hotel Group PLC	146,986	620,970
	FBD Holdings PLC	15,411	190,777
*	Flutter Entertainment PLC	9,565	1,484,193
	Glanbia PLC	74,338	907,142
*Ω	Glenveagh Properties PLC	505,668	518,077
	Irish Continental Group PLC	100,666	472,356
	Kerry Group PLC, Class A	3,556	333,197
	Kingspan Group PLC	21,865	1,406,270
*	Permanent TSB Group Holdings PLC	40,877	91,180
	Smurfit Kappa Group PLC	62,185	2,610,808
TOTAL IRELAND			24,743,017
ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	10,959	16,021
	Afcon Holdings Ltd.	1,140	46,344
*	AFI Properties Ltd.	2,858	93,402
	Africa Israel Residences Ltd.	1,245	58,461
*	Airport City Ltd.	5,279	83,618
*	Allot Ltd.	9,849	37,118
	Alony Hetz Properties & Investments Ltd.	9,320	99,996
	Alrov Properties & Lodgings Ltd.	4,709	238,718
	Amot Investments Ltd.	8,270	48,539
	Arad Ltd.	1,380	17,198

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ashtrom Group Ltd.	12,651	$239,546
	AudioCodes Ltd.	18,730	359,054
#	Aura Investments Ltd.	84,577	145,115
#	Automatic Bank Services Ltd.	4,388	18,412
#*	Avgol Industries 1953 Ltd.	33,733	17,086
	Azorim-Investment Development & Construction Co. Ltd.	31,783	107,140
	Azrieli Group Ltd.	1,145	73,752
	Bank Hapoalim BM	179,380	1,614,520
	Bank Leumi Le-Israel BM	153,782	1,359,030
#*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	92,114
	Bezeq The Israeli Telecommunication Corp. Ltd.	283,532	469,873
	Big Shopping Centers Ltd.	1,066	107,175
	Blue Square Real Estate Ltd.	1,129	68,593
*	Brack Capital Properties NV	528	58,192
*	Camtek Ltd.	1,177	31,048
	Carasso Motors Ltd.	26,998	172,267
*	Cellcom Israel Ltd.	93,324	457,917
*	Ceragon Networks Ltd.	21,364	44,437
*	Clal Insurance Enterprises Holdings Ltd.	55,256	948,768
#*	Compugen Ltd.	7,817	6,781
	Danel Adir Yeoshua Ltd.	2,111	162,322
	Delek Automotive Systems Ltd.	23,058	284,764
*	Delek Group Ltd.	7,863	853,697
	Delta Galil Ltd.	6,912	272,467
	Dor Alon Energy in Israel 1988 Ltd.	4,660	119,671
	Duniec Brothers Ltd.	920	43,985
	Elbit Systems Ltd.	666	112,674
	Electra Consumer Products 1970 Ltd.	8,420	248,507
	Electra Ltd.	594	304,415
	Electra Real Estate Ltd.	12,365	139,008
#*	Ellomay Capital Ltd.	2,696	46,398
	Energix-Renewable Energies Ltd.	24,922	82,504
*	Enlight Renewable Energy Ltd.	7,807	162,278
*	Equital Ltd.	22,785	637,274
*	Fattal Holdings 1998 Ltd.	1,772	171,410
	First International Bank of Israel Ltd.	10,543	425,856
	FMS Enterprises Migun Ltd.	2,031	65,333
	Formula Systems 1985 Ltd.	7,015	557,214
	Fox Wizel Ltd.	2,788	252,157
	Gav-Yam Lands Corp. Ltd.	17,901	144,632
*	Gilat Satellite Networks Ltd.	18,284	99,053
*	Hagag Group Real Estate Development	3,409	17,958
	Hamat Group Ltd.	13,740	90,923
	Harel Insurance Investments & Financial Services Ltd.	102,513	991,683
	Hilan Ltd.	8,673	422,599
	ICL Group Ltd.	25,129	199,515
	IDI Insurance Co. Ltd.	6,684	159,801
	IES Holdings Ltd.	1,740	113,136
#	Ilex Medical Ltd.	3,707	94,648
	Infinya Ltd.	2,531	263,901
	Inrom Construction Industries Ltd.	76,099	297,864
	Isracard Ltd.	153,720	518,192
	Israel Canada T.R Ltd.	43,856	115,743
	Israel Discount Bank Ltd., Class A	230,102	1,176,906
	Israel Land Development Co. Ltd.	12,597	146,397
	Isras Investment Co. Ltd.	1,463	285,519
	Issta Ltd.	2,436	65,102
*	Kamada Ltd.	19,848	92,526
	Kardan Real Estate Enterprise & Development Ltd.	52,592	53,892

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kenon Holdings Ltd.	5,027	$156,660
	Kerur Holdings Ltd.	3,188	76,428
	Klil Industries Ltd.	502	31,439
#*	Lahav L.R. Real Estate Ltd.	14,754	16,780
	Levinstein Properties Ltd.	817	20,485
#	M Yochananof & Sons Ltd.	2,887	155,621
	Magic Software Enterprises Ltd.	17,329	281,689
	Malam - Team Ltd.	5,570	118,291
	Matrix IT Ltd.	11,018	233,251
	Maytronics Ltd.	11,801	143,851
	Mediterranean Towers Ltd.	60,937	140,112
	Mega Or Holdings Ltd.	5,500	152,715
*	Mehadrin Ltd.	500	18,171
*	Meitav Investment House Ltd.	26,669	86,009
	Melisron Ltd.	1,206	84,327
	Menora Mivtachim Holdings Ltd.	25,601	567,032
	Meshulam Levinstein Contracting & Engineering Ltd.	766	66,064
*	Migdal Insurance & Financial Holdings Ltd.	398,917	491,708
	Mivne Real Estate KD Ltd.	55,653	178,570
	Mivtach Shamir Holdings Ltd.	5,699	137,272
	Mizrahi Tefahot Bank Ltd.	13,805	455,992
*	Naphtha Israel Petroleum Corp. Ltd.	30,324	155,790
	Nawi Brothers Ltd.	15,620	121,842
*	Neto Malinda Trading Ltd.	8,290	189,740
*	Neto ME Holdings Ltd.	1,575	40,254
#*	Nice Ltd., Sponsored ADR	302	62,644
*	Nova Ltd.	4,163	378,417
	Novolog Ltd.	270,594	180,649
	Oil Refineries Ltd.	2,248,587	777,694
	One Software Technologies Ltd.	13,213	166,506
*	OPC Energy Ltd.	7,062	73,336
	Palram Industries 1990 Ltd.	8,917	58,522
#*	Partner Communications Co. Ltd.	93,470	672,118
*	Partner Communications Co. Ltd., ADR	10,082	70,776
*	Paz Oil Co. Ltd.	6,992	871,634
	Peninsula Group Ltd.	12,472	5,791
*	Perion Network Ltd.	9,458	318,122
	Phoenix Holdings Ltd.	91,997	989,394
	Plasson Industries Ltd.	3,827	164,777
	Prashkovsky Investments & Construction Ltd.	5,889	159,320
*	Priortech Ltd.	6,274	120,220
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	289,241
	Raval Ics Ltd.	7,533	9,145
	Retailors Ltd.	732	13,594
	Scope Metals Group Ltd.	6,302	234,348
	Shapir Engineering & Industry Ltd.	9,371	71,089
*	Shikun & Binui Ltd.	20,578	60,320
	Shufersal Ltd.	43,556	244,405
	Strauss Group Ltd.	1,965	50,278
	Summit Real Estate Holdings Ltd.	33,615	477,814
	Suny Cellular Communication Ltd.	64,446	29,269
	Tadiran Group Ltd.	1,603	161,925
Ω	Tamar Petroleum Ltd.	7,343	19,163
	Tel Aviv Stock Exchange Ltd.	13,896	83,943
	Telsys Ltd.	274	14,497
*	Tera Light Ltd.	25,601	37,674
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	46,637	491,554
	Tiv Taam Holdings 1 Ltd.	51,620	91,764
*	Tower Semiconductor Ltd.	30,990	1,296,762

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Victory Supermarket Chain Ltd.	3,836	$42,749
	YD More Investments Ltd.	14,057	39,277
	YH Dimri Construction & Development Ltd.	3,211	207,621
TOTAL ISRAEL			30,578,604
ITALY — (2.7%)
	A2A SpA	882,154	1,328,067
	ACEA SpA	32,829	503,251
*	Aeffe SpA	14,032	20,956
	Amplifon SpA	25,120	693,645
Ω	Anima Holding SpA	172,846	762,417
	Aquafil SpA	7,568	50,197
	Arnoldo Mondadori Editore SpA	120,441	251,777
	Ascopiave SpA	59,015	170,862
	Assicurazioni Generali SpA	68,642	1,339,982
#	Avio SpA	15,324	165,709
	Azimut Holding SpA	65,849	1,643,965
	Banca Generali SpA	22,527	831,055
	Banca IFIS SpA	25,424	425,782
	Banca Mediolanum SpA	64,894	620,868
*	Banca Monte dei Paschi di Siena SpA	1,563	4,175
	Banca Popolare di Sondrio SPA	485,733	2,385,663
	Banca Profilo SpA	193,938	44,086
Ω	Banca Sistema SpA	49,274	92,065
	Banco BPM SpA	1,560,523	7,023,590
	Banco di Desio e della Brianza SpA	26,638	92,708
Ω	BFF Bank SpA	91,912	850,014
	Biesse SpA	1,204	19,409
	BPER Banca	648,820	1,782,375
	Brembo SpA	63,727	860,321
	Brunello Cucinelli SpA	17,481	1,456,002
	Buzzi Unicem SpA	72,837	1,640,169
	Cairo Communication SpA	68,871	122,828
Ω	Carel Industries SpA	9,408	232,708
	Cementir Holding NV	38,268	301,848
*	CIR SpA-Compagnie Industriali	459,244	221,723
	CNH Industrial NV	167,630	2,965,114
	Credito Emiliano SpA	87,133	742,098
*	d'Amico International Shipping SA	586,047	248,884
	Danieli & C Officine Meccaniche SpA	40,409	753,520
	Danieli & C Officine Meccaniche SpA	13,360	346,217
	Davide Campari-Milano NV	13,696	146,918
	De' Longhi SpA	24,785	572,139
	DeA Capital SpA	82,152	133,282
	DiaSorin SpA	2,301	299,544
#	Digital Bros SpA	1,461	34,563
Ω	doValue SpA	18,571	151,281
	Elica SpA	24,501	77,525
	Emak SpA	71,008	92,665
Ω	Enav SpA	63,749	293,496
	Enel SpA	240,535	1,416,298
	Eni SpA	237,920	3,661,167
	ERG SpA	1,644	49,643
	Esprinet SpA	40,275	319,395
*	Eurotech SpA	11,968	41,317
	Ferrari NV	6,093	1,522,619
	Fila SpA	14,344	111,583
*	Fincantieri SpA	496,459	327,245
	FinecoBank Banca Fineco SpA	49,860	895,079

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	FNM SpA	128,567	$62,833
*	Garofalo Health Care SpA	7,542	30,534
	Gefran SpA	3,892	41,122
#*	Geox SpA	47,794	49,371
	GPI SpA	2,469	38,215
	Gruppo MutuiOnline SpA	14,143	450,728
	Hera SpA	512,137	1,471,173
	IMMSI SpA	195,704	103,869
Ω	Infrastrutture Wireless Italiane SpA	42,258	463,096
	Interpump Group SpA	10,073	525,306
	Intesa Sanpaolo SpA	2,009,856	5,284,455
	Iren SpA	110,577	200,265
	Italgas SpA	126,896	742,812
	Italmobiliare SpA	11,221	300,561
*	Iveco Group NV	66,853	547,565
*	KME Group SpA	237,868	182,882
	Leonardo SpA	209,546	2,157,933
	LU-VE SpA	2,828	82,299
#	Maire Tecnimont SpA	148,190	571,135
	Mediobanca Banca di Credito Finanziario SpA	247,024	2,655,495
	MFE-MediaForEurope NV, Class A	1,006,669	441,169
#	MFE-MediaForEurope NV, Class B	17,001	11,511
	Moncler SpA	17,688	1,107,050
*	Newlat Food SpA	8,758	45,482
*Ω	Nexi SpA	100,542	885,507
	Openjobmetis SpA agenzia per il lavoro	2,042	20,502
	Orsero SpA	5,442	90,353
Ω	OVS SpA	259,224	624,115
	Pharmanutra SpA	1,682	107,856
	Piaggio & C SpA	240,865	909,911
Ω	Pirelli & C SpA	251,397	1,258,666
Ω	Poste Italiane SpA	71,284	761,600
	Prima Industrie SpA	3,071	83,150
	Prysmian SpA	30,381	1,240,689
Ω	RAI Way SpA	55,432	316,589
	Recordati Industria Chimica e Farmaceutica SpA	22,386	980,697
	Reply SpA	8,013	1,040,145
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	52,104
	Sabaf SpA	6,847	131,821
#	SAES Getters SpA	5,257	181,244
	SAES Getters SpA	1,929	55,472
*	Safilo Group SpA	70,674	105,850
#	Salvatore Ferragamo SpA	23,886	474,028
	Sanlorenzo SpA/Ameglia	1,420	62,340
*	Saras SpA	545,503	945,758
	Sesa SpA	4,033	548,795
	Snam SpA	166,061	845,837
*	Sogefi SpA	19,561	23,630
	SOL SpA	26,480	584,302
*	Spaxs SpA	21,918	179,846
	Stellantis NV	247,465	3,890,395
#	Stellantis NV	39,706	624,178
	Tamburi Investment Partners SpA	68,503	569,880
Ω	Technogym SpA	66,182	587,029
#*	Telecom Italia SpA	3,593,798	1,034,683
*	Telecom Italia SpA	2,360,204	659,061
	Tenaris SA, ADR	30,703	1,088,421
	Terna - Rete Elettrica Nazionale	110,241	872,211
	Tinexta SpA	9,290	252,692

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	TXT e-solutions SpA	5,832	$91,025
	UniCredit SpA	394,058	7,696,395
#Ω	Unieuro SpA	9,160	112,487
	Unipol Gruppo SpA	341,821	1,790,241
	UnipolSai Assicurazioni SpA	232,982	619,735
#	Webuild SpA	97,000	171,039
	Zignago Vetro SpA	14,273	243,624
TOTAL ITALY			91,520,573
JAPAN — (22.4%)
	&Do Holdings Co. Ltd.	7,500	48,290
	77 Bank Ltd.	51,500	919,759
	A&D HOLON Holdings Co. Ltd.	22,300	182,607
	ABC-Mart, Inc.	1,300	70,062
*	Access Co. Ltd.	43,400	323,349
	Achilles Corp.	11,100	106,925
	Acom Co. Ltd.	225,600	562,384
	AD Works Group Co. Ltd.	23,460	26,550
	Adastria Co. Ltd.	15,460	260,911
	ADEKA Corp.	78,500	1,328,317
	Ad-sol Nissin Corp.	5,100	54,054
#	Adtec Plasma Technology Co. Ltd.	3,600	43,330
	Advan Group Co. Ltd.	17,100	115,812
	Advance Create Co. Ltd.	5,700	49,597
*	Advanced Media, Inc.	6,200	63,758
	Advantest Corp.	9,600	688,137
#	Adventure, Inc.	1,000	80,225
	Aeon Co. Ltd.	37,119	761,002
	Aeon Delight Co. Ltd.	8,000	189,913
	Aeon Fantasy Co. Ltd.	5,700	136,878
	AEON Financial Service Co. Ltd.	66,600	675,091
#	Aeon Hokkaido Corp.	12,300	86,327
	Aeon Mall Co. Ltd.	10,300	145,078
#	Aeria, Inc.	17,400	50,805
	AFC-HD AMS Life Science Co. Ltd.	8,000	55,259
	AGC, Inc.	111,800	4,119,361
	Agro-Kanesho Co. Ltd.	3,900	47,837
	Ahresty Corp.	17,600	66,659
	Ai Holdings Corp.	11,400	192,583
	Aica Kogyo Co. Ltd.	21,400	517,517
	Aichi Corp.	36,000	215,645
	Aichi Financial Group, Inc.	36,739	656,174
	Aichi Steel Corp.	7,100	126,031
	Aichi Tokei Denki Co. Ltd.	7,400	77,862
	Aida Engineering Ltd.	50,600	317,712
	Aiful Corp.	205,100	620,117
	Ain Holdings, Inc.	10,000	432,393
	Aiphone Co. Ltd.	8,300	123,925
	Air Water, Inc.	137,500	1,682,321
	Airport Facilities Co. Ltd.	20,400	81,358
	Airtech Japan Ltd.	7,800	66,608
#	Airtrip Corp.	6,700	137,459
	Aisan Industry Co. Ltd.	30,300	175,739
	Aisin Corp.	83,006	2,421,742
	AIT Corp.	5,900	68,300
#	Aizawa Securities Group Co. Ltd.	26,400	144,654
	Ajinomoto Co., Inc.	10,400	342,873
	Ajis Co. Ltd.	2,000	36,278
	Akatsuki Corp.	17,800	43,934

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akatsuki, Inc.	6,500	$115,657
*	Akebono Brake Industry Co. Ltd.	92,900	110,393
	Akita Bank Ltd.	10,600	153,518
	Albis Co. Ltd.	5,800	107,815
	Alconix Corp.	21,900	234,822
	Alfresa Holdings Corp.	88,200	1,103,999
	Alinco, Inc.	12,100	96,935
#	Alleanza Holdings Co. Ltd.	12,500	100,167
*	Allied Architects, Inc.	4,700	47,687
*	Allied Telesis Holdings KK	58,600	52,880
	Alpen Co. Ltd.	15,500	232,078
	Alpha Corp.	3,800	27,626
*	AlphaPolis Co. Ltd.	600	10,832
	Alps Alpine Co. Ltd.	177,948	1,823,253
	Alps Logistics Co. Ltd.	11,900	110,139
	Altech Corp.	11,920	204,895
	Amada Co. Ltd.	184,800	1,660,015
	Amano Corp.	19,000	347,624
	Amiyaki Tei Co. Ltd.	3,600	81,099
	Amuse, Inc.	7,900	105,324
	Amvis Holdings, Inc.	4,600	123,160
#	Anabuki Kosan, Inc.	5,300	84,616
	Anest Iwata Corp.	27,400	184,237
	Anicom Holdings, Inc.	14,800	70,356
	Anritsu Corp.	46,400	444,485
	AOI Electronics Co. Ltd.	3,700	52,288
	AOKI Holdings, Inc.	32,978	173,881
	Aoki Super Co. Ltd.	1,800	31,050
	Aoyama Trading Co. Ltd.	33,100	231,419
	Aoyama Zaisan Networks Co. Ltd.	21,200	187,237
#	Aozora Bank Ltd.	62,400	1,247,638
	Arakawa Chemical Industries Ltd.	14,800	113,610
	Arata Corp.	13,100	424,884
	Araya Industrial Co. Ltd.	3,200	58,766
#	Arcland Service Holdings Co. Ltd.	13,200	219,376
	ARCLANDS Corp.	4,600	51,828
	Arcs Co. Ltd.	39,289	663,954
#	Ardepro Co. Ltd.	5,770	16,940
	Arealink Co. Ltd.	7,427	106,708
	Argo Graphics, Inc.	9,000	281,443
	Arisawa Manufacturing Co. Ltd.	32,700	353,933
	ARTERIA Networks Corp.	19,500	188,413
	Artiza Networks, Inc.	5,000	36,759
	Artnature, Inc.	14,800	86,200
#*	Aruhi Corp.	7,290	57,916
	As One Corp.	6,800	304,812
	Asahi Broadcasting Group Holdings Corp.	8,100	40,222
	Asahi Co. Ltd.	17,000	179,796
	Asahi Diamond Industrial Co. Ltd.	36,743	210,910
	Asahi Group Holdings Ltd.	22,200	733,094
	Asahi Holdings, Inc.	48,500	763,066
	Asahi Intecc Co. Ltd.	12,400	217,548
	Asahi Kasei Corp.	638,400	4,837,560
#	Asahi Kogyosha Co. Ltd.	7,800	125,002
	Asahi Net, Inc.	8,500	39,149
	ASAHI YUKIZAI Corp.	12,400	284,046
	Asanuma Corp.	16,000	400,887
	Asax Co. Ltd.	1,800	8,396
	Asia Pile Holdings Corp.	28,100	139,298

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asics Corp.	22,700	$540,272
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	231,027
	ASKUL Corp.	20,600	272,300
	Astellas Pharma, Inc.	45,300	666,822
	Astena Holdings Co. Ltd.	32,700	104,872
	Asti Corp.	3,200	72,371
*	Atrae, Inc.	5,930	57,756
*	Atsugi Co. Ltd.	9,300	27,977
	Aucnet, Inc.	10,800	157,061
	Autobacs Seven Co. Ltd.	52,400	583,362
	Avant Group Corp.	11,700	130,285
	Avantia Co. Ltd.	6,100	37,564
	Avex, Inc.	35,000	472,703
	Awa Bank Ltd.	59,597	1,002,983
	Axial Retailing, Inc.	14,600	395,841
	Azbil Corp.	8,100	228,408
	AZ-COM MARUWA Holdings, Inc.	19,100	241,075
	Bandai Namco Holdings, Inc.	8,200	548,365
	Bando Chemical Industries Ltd.	27,700	217,084
	Bank of Iwate Ltd.	12,300	204,777
	Bank of Kyoto Ltd.	32,200	1,498,206
	Bank of Nagoya Ltd.	9,301	253,030
	Bank of Saga Ltd.	12,271	175,242
	Bank of the Ryukyus Ltd.	69,900	519,113
#	Baroque Japan Ltd.	7,800	50,812
	Base Co. Ltd.	2,200	76,648
	BayCurrent Consulting, Inc.	18,000	765,172
	Beaglee, Inc.	900	8,033
	Beauty Garage, Inc.	2,300	64,681
	Belc Co. Ltd.	6,900	297,301
	Bell System24 Holdings, Inc.	22,600	260,155
	Belluna Co. Ltd.	58,400	313,954
	Benefit One, Inc.	14,400	237,673
	Benesse Holdings, Inc.	49,000	749,484
#*	Bengo4.com, Inc.	3,600	74,924
	Bic Camera, Inc.	34,900	329,600
	BIPROGY, Inc.	17,600	459,830
	BML, Inc.	18,700	464,999
#	Bookoff Group Holdings Ltd.	8,100	79,806
	Bourbon Corp.	5,800	94,290
	BP Castrol KK	5,300	36,138
#	Br Holdings Corp.	34,100	89,326
*	BrainPad, Inc.	9,600	54,285
	Bridgestone Corp.	37,800	1,411,195
	Broadband Tower, Inc.	34,100	43,374
	Broadleaf Co. Ltd.	38,100	134,518
	Broadmedia Corp.	10,400	82,958
	Broccoli Co. Ltd.	5,500	45,916
	Brother Industries Ltd.	122,400	1,901,150
#	Bunka Shutter Co. Ltd.	59,800	535,667
	Bushiroad, Inc.	5,500	28,810
	Business Brain Showa-Ota, Inc.	3,100	47,202
	Business Engineering Corp.	1,400	27,138
	BuySell Technologies Co. Ltd.	500	23,382
	C Uyemura & Co. Ltd.	5,200	265,532
	CAC Holdings Corp.	13,400	148,457
	Calbee, Inc.	21,100	476,526
	Canon Electronics, Inc.	20,300	266,779
	Canon Marketing Japan, Inc.	23,000	545,915

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon, Inc., Sponsored ADR	24,859	$551,870
	Canon, Inc.	9,800	217,485
	Capcom Co. Ltd.	20,400	661,038
	Careerlink Co. Ltd.	1,800	36,453
	Carlit Holdings Co. Ltd.	14,100	83,672
#	Carta Holdings, Inc.	4,900	63,510
#	Casa, Inc.	5,300	33,609
	Casio Computer Co. Ltd.	39,400	407,286
	Cawachi Ltd.	13,500	233,220
	CDS Co. Ltd.	800	11,206
#*	CellSource Co. Ltd.	2,200	62,079
	Celsys, Inc.	13,700	76,556
	Central Automotive Products Ltd.	9,600	179,265
	Central Glass Co. Ltd.	38,100	841,394
	Central Security Patrols Co. Ltd.	7,500	151,583
	Central Sports Co. Ltd.	3,200	61,086
#	Ceres, Inc.	4,900	39,317
	Change, Inc.	10,200	189,286
	Charm Care Corp. KK	13,500	121,466
	Chiba Bank Ltd.	158,500	1,199,275
	Chiba Kogyo Bank Ltd.	35,000	135,585
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	128,329
	Chino Corp.	5,900	87,622
	Chiyoda Co. Ltd.	12,582	76,739
*	Chiyoda Corp.	41,500	123,384
*	Chiyoda Integre Co. Ltd.	10,500	182,781
	Chofu Seisakusho Co. Ltd.	16,094	261,933
	Chori Co. Ltd.	10,800	197,057
	Chubu Shiryo Co. Ltd.	20,800	165,950
	Chudenko Corp.	31,800	524,377
	Chuetsu Pulp & Paper Co. Ltd.	1,989	15,741
	Chugai Ro Co. Ltd.	5,500	74,239
	Chugin Financial Group, Inc.	110,700	805,525
	Chugoku Electric Power Co., Inc.	21,600	118,746
	Chugoku Marine Paints Ltd.	39,000	297,029
	Chuo Spring Co. Ltd.	10,900	63,338
	Chuo Warehouse Co. Ltd.	1,100	8,147
	CI Takiron Corp.	41,900	168,852
	Citizen Watch Co. Ltd.	262,300	1,247,912
	CKD Corp.	34,100	528,113
#	CK-San-Etsu Co. Ltd.	3,400	112,754
	Cleanup Corp.	21,000	105,533
	CMIC Holdings Co. Ltd.	8,200	111,091
	CMK Corp.	53,000	208,091
	Coca-Cola Bottlers Japan Holdings, Inc.	70,004	737,063
	COLOPL, Inc.	35,000	179,226
	Colowide Co. Ltd.	21,000	297,479
	Computer Engineering & Consulting Ltd.	9,200	107,207
#	Computer Institute of Japan Ltd.	10,440	78,999
	COMSYS Holdings Corp.	34,959	666,752
	Comture Corp.	10,500	201,889
	Concordia Financial Group Ltd.	334,738	1,470,960
	CONEXIO Corp.	12,800	188,411
*	COOKPAD, Inc.	20,600	34,509
	Core Corp.	900	10,539
	Corona Corp.	12,300	87,159
	Cosel Co. Ltd.	23,300	199,143
	Cosmo Energy Holdings Co. Ltd.	82,200	2,305,214
	Cosmos Initia Co. Ltd.	7,700	30,583

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	3,300	$322,434
	Cota Co. Ltd.	8,115	107,369
	CRE, Inc.	10,400	87,063
	Create Medic Co. Ltd.	2,500	17,056
	Create Restaurants Holdings, Inc.	59,800	456,718
	Create SD Holdings Co. Ltd.	13,500	367,331
	Credit Saison Co. Ltd.	126,400	1,656,025
	Creek & River Co. Ltd.	5,400	91,100
	Cresco Ltd.	9,900	139,536
	CTI Engineering Co. Ltd.	13,000	331,561
	CTS Co. Ltd.	13,500	83,830
#	Cube System, Inc.	5,200	44,035
	Curves Holdings Co. Ltd.	27,500	175,814
*	Cyber Security Cloud, Inc.	1,500	21,180
	CyberAgent, Inc.	41,300	386,236
	Cyberlinks Co. Ltd.	400	3,049
	Cybozu, Inc.	13,800	279,957
	Dai Nippon Printing Co. Ltd.	54,000	1,274,921
	Dai Nippon Toryo Co. Ltd.	19,300	117,113
	Daicel Corp.	210,200	1,550,916
	Dai-Dan Co. Ltd.	11,900	201,791
	Daido Kogyo Co. Ltd.	3,700	21,641
	Daido Metal Co. Ltd.	43,806	168,567
	Daido Steel Co. Ltd.	24,900	941,474
	Daifuku Co. Ltd.	7,600	418,484
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	63,871
	Daihen Corp.	11,900	388,305
	Daiho Corp.	16,900	477,177
	Dai-Ichi Cutter Kogyo KK	5,900	46,820
	Daiichi Jitsugyo Co. Ltd.	8,900	322,056
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,800	158,307
	Dai-ichi Life Holdings, Inc.	68,100	1,597,814
	Daiichi Sankyo Co. Ltd.	5,400	169,597
	Daiken Corp.	13,100	221,345
	Daiken Medical Co. Ltd.	6,000	21,353
	Daiki Aluminium Industry Co. Ltd.	34,000	376,900
	Daikin Industries Ltd.	2,100	364,759
	Daikoku Denki Co. Ltd.	7,900	122,208
	Daikokutenbussan Co. Ltd.	6,400	268,045
	Daikyonishikawa Corp.	38,800	182,522
	Dainichi Co. Ltd.	8,700	46,700
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	157,993
	Daio Paper Corp.	76,300	588,742
	Daiseki Co. Ltd.	13,300	448,194
#	Daiseki Eco. Solution Co. Ltd.	4,600	35,092
	Daishi Hokuetsu Financial Group, Inc.	50,500	1,204,843
	Daishinku Corp.	32,000	183,164
	Daisue Construction Co. Ltd.	7,600	68,365
	Daito Bank Ltd.	5,000	29,286
	Daito Pharmaceutical Co. Ltd.	10,618	215,004
	Daito Trust Construction Co. Ltd.	7,000	691,730
	Daitron Co. Ltd.	10,400	195,375
	Daiwa House Industry Co. Ltd.	45,400	1,090,282
	Daiwa Industries Ltd.	30,600	284,916
	Daiwa Securities Group, Inc.	337,547	1,592,917
	Daiwabo Holdings Co. Ltd.	80,300	1,215,414
	DCM Holdings Co. Ltd.	124,400	1,132,105
	Dear Life Co. Ltd.	24,400	117,556
	Delica Foods Holdings Co. Ltd.	4,800	18,970

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DeNA Co. Ltd.	63,400	$888,981
	Denka Co. Ltd.	58,400	1,211,487
#	Densan System Holdings Co. Ltd.	6,000	100,353
	Denso Corp.	17,100	923,497
	Dentsu Group, Inc.	28,600	921,174
	Denyo Co. Ltd.	14,300	170,562
	Dexerials Corp.	26,700	570,736
	Diamond Electric Holdings Co. Ltd.	2,300	24,317
	DIC Corp.	71,000	1,320,034
	Digital Arts, Inc.	6,600	294,803
	Digital Garage, Inc.	14,100	503,967
	Digital Hearts Holdings Co. Ltd.	7,100	105,233
#*	Digital Holdings, Inc.	7,900	77,025
	Digital Information Technologies Corp.	6,700	94,062
	Dip Corp.	14,500	430,367
	Direct Marketing MiX, Inc.	9,500	120,820
	Disco Corp.	2,700	811,168
	DKK Co. Ltd.	9,700	143,810
	DKK-Toa Corp.	1,800	10,577
	DKS Co. Ltd.	7,153	107,408
	DMG Mori Co. Ltd.	70,500	1,076,833
	Doshisha Co. Ltd.	19,100	250,102
	Double Standard, Inc.	2,600	44,205
	Doutor Nichires Holdings Co. Ltd.	31,200	449,032
	Dowa Holdings Co. Ltd.	41,400	1,445,404
#	Drecom Co. Ltd.	9,700	59,336
	DTS Corp.	20,600	505,237
	Duskin Co. Ltd.	27,800	649,728
	DyDo Group Holdings, Inc.	8,400	305,582
	Eagle Industry Co. Ltd.	23,101	202,605
	Earth Corp.	3,700	144,456
	EAT & Holdings Co. Ltd.	2,000	36,194
	Ebara Corp.	41,100	1,745,089
	Ebara Foods Industry, Inc.	5,100	121,277
	Ebara Jitsugyo Co. Ltd.	10,600	207,159
	Ebase Co. Ltd.	16,000	69,718
	Eco's Co. Ltd.	8,100	116,860
	EDION Corp.	79,600	786,199
	EF-ON, Inc.	12,361	49,436
	eGuarantee, Inc.	11,400	212,670
	E-Guardian, Inc.	4,100	86,361
	Ehime Bank Ltd.	21,029	155,846
	Eiken Chemical Co. Ltd.	26,500	324,502
	Eisai Co. Ltd.	5,500	340,285
	Eizo Corp.	15,200	424,877
	EJ Holdings, Inc.	9,400	96,021
	Elan Corp.	22,100	171,482
	Elecom Co. Ltd.	29,700	311,757
	Electric Power Development Co. Ltd.	8,200	132,336
	Elematec Corp.	17,148	217,447
	EM Systems Co. Ltd.	3,100	22,508
	en Japan, Inc.	13,692	260,679
	Endo Lighting Corp.	13,600	80,991
	ENEOS Holdings, Inc.	2,151,970	7,704,475
	Enigmo, Inc.	20,800	99,294
	Enomoto Co. Ltd.	5,700	78,449
	Enplas Corp.	9,700	280,268
#	Entrust, Inc.	5,600	39,602
	Envipro Holdings, Inc.	10,600	62,346

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	eRex Co. Ltd.	8,000	$148,088
	ERI Holdings Co. Ltd.	3,400	36,794
	ES-Con Japan Ltd.	14,000	90,498
	Eslead Corp.	8,300	136,073
	ESPEC Corp.	17,300	269,810
	Exedy Corp.	29,364	394,979
	EXEO Group, Inc.	67,654	1,230,191
	Ezaki Glico Co. Ltd.	30,300	846,699
	F&M Co. Ltd.	3,700	71,416
	FALCO HOLDINGS Co. Ltd.	7,700	109,265
	Fancl Corp.	9,300	188,858
	FANUC Corp.	3,400	600,744
	FCC Co. Ltd.	29,655	330,359
*	FDK Corp.	11,900	84,991
	Feed One Co. Ltd.	20,268	106,676
	Felissimo Corp.	1,200	9,158
	Ferrotec Holdings Corp.	36,900	924,221
	Fibergate, Inc.	5,700	40,204
	FIDEA Holdings Co. Ltd.	34,020	388,554
	Financial Partners Group Co. Ltd.	53,900	441,237
	FINDEX, Inc.	6,400	25,724
#	First Bank of Toyama Ltd.	39,200	196,848
#	First Juken Co. Ltd.	7,900	63,347
	Fixstars Corp.	13,800	139,507
	FJ Next Holdings Co. Ltd.	21,800	168,068
	Focus Systems Corp.	4,100	33,653
	Food & Life Cos. Ltd.	23,900	531,930
	Forum Engineering, Inc.	7,100	47,920
	Foster Electric Co. Ltd.	20,500	151,487
	FP Corp.	22,100	600,561
	France Bed Holdings Co. Ltd.	28,200	212,081
*	FreakOut Holdings, Inc.	2,300	25,685
	Freebit Co. Ltd.	8,100	69,975
	Freund Corp.	5,300	27,295
	F-Tech, Inc.	6,600	27,645
	FTGroup Co. Ltd.	6,300	55,083
	Fudo Tetra Corp.	17,000	201,938
	Fuji Co. Ltd.	19,500	278,423
	Fuji Corp.	69,900	1,163,842
	Fuji Corp.	12,400	128,467
	Fuji Corp. Ltd.	19,399	102,329
	Fuji Electric Co. Ltd.	20,300	821,703
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	38,498
	Fuji Kyuko Co. Ltd.	9,400	330,228
	Fuji Media Holdings, Inc.	37,400	315,883
#	Fuji Oil Co. Ltd.	51,200	104,972
	Fuji Oil Holdings, Inc.	42,900	680,313
	Fuji Pharma Co. Ltd.	12,500	102,461
	Fuji Seal International, Inc.	35,072	455,817
	Fuji Soft, Inc.	7,900	471,532
	Fujibo Holdings, Inc.	8,700	216,938
	Fujicco Co. Ltd.	19,900	289,397
	FUJIFILM Holdings Corp.	15,000	793,817
	Fujikura Composites, Inc.	18,600	128,931
	Fujikura Kasei Co. Ltd.	21,300	71,048
	Fujikura Ltd.	209,300	1,590,964
	Fujimi, Inc.	5,600	284,003
	Fujimori Kogyo Co. Ltd.	15,100	387,697
	Fujisash Co. Ltd.	52,800	29,261

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujitsu General Ltd.	4,800	$135,677
	Fujitsu Ltd.	7,500	1,067,845
	Fujiya Co. Ltd.	10,100	197,396
	FuKoKu Co. Ltd.	9,000	72,262
	Fukuda Corp.	5,300	185,629
	Fukuda Denshi Co. Ltd.	15,000	522,739
	Fukui Bank Ltd.	17,000	218,608
	Fukui Computer Holdings, Inc.	6,100	140,671
	Fukuoka Financial Group, Inc.	55,108	1,271,430
	Fukushima Galilei Co. Ltd.	7,300	247,795
	Fukuyama Transporting Co. Ltd.	25,623	663,021
	FULLCAST Holdings Co. Ltd.	10,900	236,754
	Funai Soken Holdings, Inc.	18,760	406,015
	Furukawa Battery Co. Ltd.	10,900	90,240
	Furukawa Co. Ltd.	26,000	265,037
	Furukawa Electric Co. Ltd.	67,600	1,312,007
	Furuno Electric Co. Ltd.	24,800	177,771
	Furuya Metal Co. Ltd.	1,600	120,235
	Furyu Corp.	18,000	160,639
	Fuso Chemical Co. Ltd.	14,000	397,783
	Fuso Pharmaceutical Industries Ltd.	5,100	75,991
	Futaba Corp.	29,000	124,690
	Futaba Industrial Co. Ltd.	48,000	144,493
	Future Corp.	23,400	304,710
	Fuyo General Lease Co. Ltd.	23,500	1,615,100
	G-7 Holdings, Inc.	18,000	222,860
	Gakken Holdings Co. Ltd.	25,200	189,152
	Gakkyusha Co. Ltd.	3,300	51,353
#	Gakujo Co. Ltd.	7,000	75,512
	Gecoss Corp.	13,700	93,105
	Genki Sushi Co. Ltd.	4,900	113,199
	Genky DrugStores Co. Ltd.	8,400	242,047
	Geo Holdings Corp.	43,100	629,623
	Gift Holdings, Inc.	2,500	80,813
	Giken Ltd.	500	11,384
	GL Sciences, Inc.	7,000	127,482
	GLOBERIDE, Inc.	17,400	356,751
	Glory Ltd.	45,673	798,826
	Glosel Co. Ltd.	15,700	50,490
#	GMO Financial Holdings, Inc.	32,200	136,953
	GMO GlobalSign Holdings KK	3,300	109,992
	GMO internet group, Inc.	16,400	322,750
	GMO Payment Gateway, Inc.	5,600	518,179
	Godo Steel Ltd.	10,300	198,553
	Goldcrest Co. Ltd.	19,090	239,489
	Goldwin, Inc.	3,400	259,020
	Golf Digest Online, Inc.	12,300	143,103
	Good Com Asset Co. Ltd.	14,800	90,041
	Grandy House Corp.	13,500	60,550
	gremz, Inc.	2,100	32,671
	GS Yuasa Corp.	56,600	990,446
	GSI Creos Corp.	9,200	109,109
	G-Tekt Corp.	21,032	250,006
	Gun-Ei Chemical Industry Co. Ltd.	4,600	87,621
*	GungHo Online Entertainment, Inc.	31,270	521,128
	Gunma Bank Ltd.	330,200	1,288,046
	Gunze Ltd.	15,300	503,848
	H.U. Group Holdings, Inc.	40,400	857,491
	H2O Retailing Corp.	78,300	764,140

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	HABA Laboratories, Inc.	400	$7,582
	Hachijuni Bank Ltd.	284,800	1,236,991
#	Hagihara Industries, Inc.	9,695	88,323
	Hagiwara Electric Holdings Co. Ltd.	6,900	137,379
	Hakudo Co. Ltd.	5,700	113,902
	Hakuhodo DY Holdings, Inc.	101,100	1,092,622
	Hakuto Co. Ltd.	8,700	304,547
	Halows Co. Ltd.	8,300	203,310
	Hamakyorex Co. Ltd.	16,400	410,701
	Hamamatsu Photonics KK	8,000	427,442
	Handsman Co. Ltd.	4,200	37,816
	Hankyu Hanshin Holdings, Inc.	16,852	500,882
	Hanwa Co. Ltd.	34,400	1,095,334
	Happinet Corp.	19,600	306,398
	Hard Off Corp. Co. Ltd.	8,200	81,601
	Harima Chemicals Group, Inc.	12,200	78,643
	Harmonic Drive Systems, Inc.	2,800	94,307
	Haseko Corp.	176,600	2,043,115
	Hashimoto Sogyo Holdings Co. Ltd.	3,800	31,194
	Hazama Ando Corp.	147,450	978,246
	Heiwa Corp.	40,900	742,089
	Heiwa Real Estate Co. Ltd.	15,500	443,457
	Heiwado Co. Ltd.	31,500	526,471
#*	Hennge KK	5,200	41,272
	Hibiya Engineering Ltd.	16,700	252,134
	Hikari Tsushin, Inc.	2,100	299,750
	HI-LEX Corp.	25,900	229,673
*	Hino Motors Ltd.	190,500	814,871
#	Hioki EE Corp.	6,100	348,779
	Hirakawa Hewtech Corp.	10,100	92,987
#	Hirano Tecseed Co. Ltd.	11,200	198,452
	Hirata Corp.	7,300	361,180
	Hirogin Holdings, Inc.	241,100	1,257,202
	Hirose Electric Co. Ltd.	1,900	247,350
	Hiroshima Gas Co. Ltd.	16,700	43,964
	Hisaka Works Ltd.	21,000	139,412
	Hisamitsu Pharmaceutical Co., Inc.	12,800	398,591
	Hitachi Construction Machinery Co. Ltd.	15,300	360,825
	Hitachi Ltd.	43,100	2,260,269
	Hitachi Ltd., ADR	303	31,739
	Hitachi Zosen Corp.	190,240	1,259,719
	Hito Communications Holdings, Inc.	3,700	46,384
	Hochiki Corp.	13,400	149,573
	Hodogaya Chemical Co. Ltd.	8,100	208,725
	Hogy Medical Co. Ltd.	17,700	459,700
	Hokkaido Electric Power Co., Inc.	13,300	49,203
	Hokkaido Gas Co. Ltd.	2,400	32,914
	Hokkan Holdings Ltd.	8,000	86,841
	Hokko Chemical Industry Co. Ltd.	17,500	112,553
	Hokkoku Financial Holdings, Inc.	20,900	662,387
	Hokuetsu Corp.	109,000	701,682
#	Hokuetsu Industries Co. Ltd.	18,500	204,764
	Hokuhoku Financial Group, Inc.	158,737	1,257,189
#	Hokuriku Electric Industry Co. Ltd.	6,200	62,039
	Hokuriku Electric Power Co.	21,400	88,520
	Hokuriku Electrical Construction Co. Ltd.	13,199	70,695
	Hokuto Corp.	22,600	328,483
	Honda Motor Co. Ltd., Sponsored ADR	29,040	720,773
	Honda Motor Co. Ltd.	128,435	3,177,034

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	H-One Co. Ltd.	19,000	$96,899
	Honeys Holdings Co. Ltd.	18,370	207,371
	Hoosiers Holdings Co. Ltd.	29,600	180,660
	Horiba Ltd.	23,200	1,068,422
	Hoshizaki Corp.	2,600	93,460
	Hosiden Corp.	58,000	703,523
	Hosokawa Micron Corp.	13,300	283,645
	Hotland Co. Ltd.	4,600	49,874
	House Foods Group, Inc.	20,600	439,510
	Howa Machinery Ltd.	12,800	95,788
	HPC Systems, Inc.	1,000	15,362
	HS Holdings Co. Ltd.	21,400	200,679
	Hulic Co. Ltd.	47,567	390,991
	Hyakugo Bank Ltd.	194,643	628,625
	Hyakujushi Bank Ltd.	8,401	132,027
	Ibiden Co. Ltd.	24,800	967,916
	IBJ, Inc.	11,100	85,802
	Ichigo, Inc.	68,700	157,459
	Ichiken Co. Ltd.	5,200	72,524
	Ichikoh Industries Ltd.	36,800	110,119
	Ichinen Holdings Co. Ltd.	24,200	239,837
	Ichiyoshi Securities Co. Ltd.	29,300	140,033
	Icom, Inc.	11,100	217,637
	ID Holdings Corp.	3,000	22,616
	IDEA Consultants, Inc.	4,600	61,249
	Idec Corp.	28,400	676,253
	Idemitsu Kosan Co. Ltd.	152,426	3,810,767
#	IDOM, Inc.	67,000	431,847
	Ihara Science Corp.	700	12,414
	IHI Corp.	36,600	1,112,079
	Iida Group Holdings Co. Ltd.	47,720	795,514
	Iino Kaiun Kaisha Ltd.	95,700	677,566
	IJTT Co. Ltd.	17,000	69,712
	I'll, Inc.	3,700	54,903
	Imagica Group, Inc.	19,800	102,894
#	Imasen Electric Industrial	14,000	76,489
	i-mobile Co. Ltd.	3,300	31,935
	Imuraya Group Co. Ltd.	5,900	101,797
	Inaba Denki Sangyo Co. Ltd.	33,300	723,470
	Inaba Seisakusho Co. Ltd.	7,400	79,219
	Inabata & Co. Ltd.	48,600	943,361
	Inageya Co. Ltd.	16,200	162,002
*	I-NE Co. Ltd.	4,400	106,934
	Ines Corp.	20,800	221,755
	I-Net Corp.	10,100	102,014
	Infocom Corp.	14,700	247,792
	Infomart Corp.	56,200	181,810
	Information Services International-Dentsu Ltd.	6,200	205,395
	INFRONEER Holdings, Inc.	212,068	1,692,820
	Innotech Corp.	12,900	134,446
	Inpex Corp.	363,700	3,996,568
	Insource Co. Ltd.	24,000	270,012
#	Intage Holdings, Inc.	30,500	367,565
	Intelligent Wave, Inc.	2,400	14,605
	Inter Action Corp.	5,000	56,447
	Internet Initiative Japan, Inc.	27,400	514,182
	Inui Global Logistics Co. Ltd.	4,900	75,503
	I-PEX, Inc.	11,900	105,924
	IPS, Inc.	1,600	35,227

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IR Japan Holdings Ltd.	4,400	$62,026
	Iriso Electronics Co. Ltd.	10,100	338,936
	I'rom Group Co. Ltd.	2,900	54,444
	ISB Corp.	6,700	61,630
	Ise Chemicals Corp.	1,600	63,759
	Iseki & Co. Ltd.	14,208	133,797
	Isetan Mitsukoshi Holdings Ltd.	48,800	530,979
	Ishihara Chemical Co. Ltd.	10,500	102,587
	Ishihara Sangyo Kaisha Ltd.	34,900	297,115
	Ishii Iron Works Co. Ltd.	1,900	33,060
	Ishizuka Glass Co. Ltd.	1,600	17,842
	Isuzu Motors Ltd.	161,600	2,043,487
*	ITbook Holdings Co. Ltd.	6,500	19,476
	Itfor, Inc.	19,000	126,647
	ITmedia, Inc.	3,700	44,612
	Ito En Ltd.	6,600	235,486
	ITOCHU Corp.	72,400	2,340,100
	Itochu Enex Co. Ltd.	66,100	566,570
	Itochu Techno-Solutions Corp.	9,200	227,769
	Itochu-Shokuhin Co. Ltd.	5,200	201,815
	Itoham Yonekyu Holdings, Inc.	143,078	785,560
	Itoki Corp.	29,353	158,845
	IwaiCosmo Holdings, Inc.	23,100	236,677
	Iwaki Co. Ltd.	9,600	93,427
	Iwasaki Electric Co. Ltd.	6,400	117,746
	Iwatani Corp.	29,900	1,288,725
	Iwatsu Electric Co. Ltd.	6,100	35,459
	Iwatsuka Confectionery Co. Ltd.	1,100	36,200
	Iyogin Holdings, Inc.	200,682	1,132,605
	Izumi Co. Ltd.	28,100	636,233
	J Front Retailing Co. Ltd.	150,800	1,404,473
#	J Trust Co. Ltd.	56,800	249,474
	JAC Recruitment Co. Ltd.	13,700	248,988
	Jaccs Co. Ltd.	23,600	761,339
	JAFCO Group Co. Ltd.	86,100	1,536,464
	JANOME Corp.	22,800	106,434
*	Japan Airlines Co. Ltd.	5,300	112,400
*	Japan Airport Terminal Co. Ltd.	1,400	72,974
	Japan Aviation Electronics Industry Ltd.	47,200	810,884
	Japan Best Rescue System Co. Ltd.	10,600	66,973
	Japan Cash Machine Co. Ltd.	19,300	170,184
*	Japan Communications, Inc.	77,800	132,055
	Japan Electronic Materials Corp.	9,900	110,037
	Japan Elevator Service Holdings Co. Ltd.	28,600	403,749
	Japan Exchange Group, Inc.	48,600	743,802
#	Japan Foundation Engineering Co. Ltd.	16,100	66,325
*	Japan Hospice Holdings, Inc.	900	16,601
#	Japan Investment Adviser Co. Ltd.	6,100	51,613
	Japan Lifeline Co. Ltd.	51,700	379,977
	Japan Material Co. Ltd.	29,700	557,039
	Japan Medical Dynamic Marketing, Inc.	18,700	124,963
	Japan Oil Transportation Co. Ltd.	1,500	26,428
	Japan Petroleum Exploration Co. Ltd.	6,900	223,675
	Japan Post Holdings Co. Ltd.	150,800	1,323,942
	Japan Post Insurance Co. Ltd.	26,800	478,111
	Japan Property Management Center Co. Ltd.	10,700	82,788
	Japan Pulp & Paper Co. Ltd.	13,500	569,578
	Japan Pure Chemical Co. Ltd.	1,100	20,159
	Japan Securities Finance Co. Ltd.	94,200	854,119

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	12,900	$274,820
	Japan System Techniques Co. Ltd.	3,400	46,515
	Japan Tobacco, Inc.	56,200	1,146,025
	Japan Transcity Corp.	33,400	137,837
	Japan Wool Textile Co. Ltd.	52,200	388,648
	Jastec Co. Ltd.	6,100	56,940
	JBCC Holdings, Inc.	15,100	218,042
	JCR Pharmaceuticals Co. Ltd.	26,000	320,798
	JCU Corp.	16,700	414,102
	JDC Corp.	28,900	123,780
	Jeol Ltd.	17,900	525,616
	JFE Holdings, Inc.	329,160	4,340,188
	JFE Systems, Inc.	1,500	29,238
	JGC Holdings Corp.	78,900	1,030,596
*	JIG-SAW, Inc.	2,700	99,257
#	Jimoto Holdings, Inc.	12,090	41,525
	JINS Holdings, Inc.	6,400	192,738
#	JINUSHI Co. Ltd.	11,300	161,496
	JK Holdings Co. Ltd.	14,300	116,800
#	J-Lease Co. Ltd.	2,100	42,191
	JM Holdings Co. Ltd.	10,400	146,417
	JMS Co. Ltd.	23,000	88,778
*	Joban Kosan Co. Ltd.	3,900	36,882
	J-Oil Mills, Inc.	17,400	211,374
	Joshin Denki Co. Ltd.	14,601	224,501
	Joyful Honda Co. Ltd.	22,700	326,122
	JP-Holdings, Inc.	42,700	111,937
	JSB Co. Ltd.	2,200	68,691
	JSP Corp.	12,401	150,791
	JSR Corp.	11,200	252,002
	J-Stream, Inc.	7,300	31,924
	JTEKT Corp.	139,975	1,037,676
#	Juki Corp.	24,600	119,542
	Juroku Financial Group, Inc.	23,200	558,308
	Justsystems Corp.	16,900	420,890
	JVCKenwood Corp.	146,001	407,446
	K&O Energy Group, Inc.	14,800	229,771
	Kadokawa Corp.	11,353	212,426
	Kadoya Sesame Mills, Inc.	300	8,170
	Kaga Electronics Co. Ltd.	18,700	622,896
	Kagome Co. Ltd.	12,500	305,305
	Kajima Corp.	176,021	2,161,769
	Kakaku.com, Inc.	13,800	230,075
	Kaken Pharmaceutical Co. Ltd.	11,800	342,505
	Kakiyasu Honten Co. Ltd.	7,700	119,558
*	Kamakura Shinsho Ltd.	9,000	74,061
	Kameda Seika Co. Ltd.	7,300	246,897
	Kamei Corp.	18,600	204,122
	Kamigumi Co. Ltd.	62,200	1,272,394
	Kanaden Corp.	16,600	142,890
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	127,871
	Kanamic Network Co. Ltd.	4,400	19,463
	Kanamoto Co. Ltd.	27,775	483,088
	Kandenko Co. Ltd.	96,400	647,918
	Kaneka Corp.	50,000	1,312,719
	Kaneko Seeds Co. Ltd.	5,800	70,563
	Kanematsu Corp.	80,300	981,927
	Kanematsu Electronics Ltd.	8,300	396,385
	Kanemi Co. Ltd.	1,400	30,718

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kansai Paint Co. Ltd.	21,300	$299,970
	Kanto Denka Kogyo Co. Ltd.	47,100	365,635
	Kao Corp.	9,100	367,839
	Katakura Industries Co. Ltd.	18,300	248,547
	Katitas Co. Ltd.	20,500	502,669
	Kato Sangyo Co. Ltd.	16,600	461,310
	Kato Works Co. Ltd.	8,400	49,849
	Kawada Technologies, Inc.	3,800	99,323
	Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	123,994
	Kawasaki Heavy Industries Ltd.	106,400	2,434,709
#	Kawasaki Kisen Kaisha Ltd.	12,597	263,036
	KDDI Corp.	96,900	3,027,489
	KeePer Technical Laboratory Co. Ltd.	8,300	213,801
	Keihan Holdings Co. Ltd.	16,300	438,559
	Keihanshin Building Co. Ltd.	9,500	100,085
	Keihin Co. Ltd.	3,500	40,611
	Keikyu Corp.	17,800	184,454
	Keisei Electric Railway Co. Ltd.	1,558	45,445
	KEIWA, Inc.	5,200	64,012
	Keiyo Bank Ltd.	180,600	857,836
	Keiyo Co. Ltd.	34,800	240,422
	KEL Corp.	4,100	58,732
	Kenko Mayonnaise Co. Ltd.	13,800	144,612
	Kewpie Corp.	34,600	602,402
	KeyHolder, Inc.	7,300	42,450
	KFC Holdings Japan Ltd.	13,300	286,282
	KFC Ltd.	3,500	33,935
	KH Neochem Co. Ltd.	31,200	665,006
	Kibun Foods, Inc.	5,200	38,108
	Kikkoman Corp.	9,600	507,764
	Kimoto Co. Ltd.	28,900	46,128
	Kimura Chemical Plants Co. Ltd.	18,500	102,111
	Kimura Unity Co. Ltd.	5,600	40,687
	Kinden Corp.	69,000	790,847
	King Jim Co. Ltd.	1,500	10,352
*	Kintetsu Department Store Co. Ltd.	600	11,876
	Kirin Holdings Co. Ltd.	26,280	404,968
	Kissei Pharmaceutical Co. Ltd.	28,600	563,439
	Ki-Star Real Estate Co. Ltd.	9,100	346,182
	Kitagawa Corp.	6,700	60,849
	Kita-Nippon Bank Ltd.	8,000	137,076
	Kitano Construction Corp.	3,200	66,608
#	Kitanotatsujin Corp.	35,800	91,419
	Kitz Corp.	70,000	443,286
	Kiyo Bank Ltd.	61,300	779,219
	Koa Corp.	34,600	504,330
	Koa Shoji Holdings Co. Ltd.	2,600	13,146
	Koatsu Gas Kogyo Co. Ltd.	27,300	139,527
	Kobayashi Pharmaceutical Co. Ltd.	3,100	222,556
	Kobe Bussan Co. Ltd.	16,800	485,045
*	Kobe Electric Railway Co. Ltd.	1,600	39,458
	Kobe Steel Ltd.	272,680	1,469,071
	Koei Tecmo Holdings Co. Ltd.	2,200	40,010
	Kohnan Shoji Co. Ltd.	33,000	850,193
	Kohsoku Corp.	9,200	133,407
	Koito Manufacturing Co. Ltd.	14,200	239,528
#	Kojima Co. Ltd.	27,000	118,272
	Kokuyo Co. Ltd.	55,700	794,234
	KOMAIHALTEC, Inc.	2,399	28,667

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komatsu Ltd.	49,600	$1,218,893
	Komatsu Matere Co. Ltd.	24,100	142,211
	Komatsu Wall Industry Co. Ltd.	6,800	100,182
	KOMEDA Holdings Co. Ltd.	23,800	442,521
#	Komehyo Holdings Co. Ltd.	5,700	115,139
	Komeri Co. Ltd.	29,300	601,058
	Komori Corp.	34,200	231,013
	Konaka Co. Ltd.	8,900	23,365
	Konami Group Corp.	14,800	727,767
	Kondotec, Inc.	18,600	145,744
	Konica Minolta, Inc.	397,100	1,664,165
	Konishi Co. Ltd.	25,700	364,315
	Konoike Transport Co. Ltd.	25,500	302,526
	Konoshima Chemical Co. Ltd.	5,200	70,388
	Kosaido Holdings Co. Ltd.	14,900	220,702
	Kose Corp.	1,300	143,433
	Kotobuki Spirits Co. Ltd.	2,400	157,641
	Kotobukiya Co. Ltd.	800	81,563
	Kozo Keikaku Engineering, Inc.	3,200	70,587
	KPP Group Holdings Co. Ltd.	29,100	198,461
	Krosaki Harima Corp.	5,600	257,844
	KRS Corp.	12,200	89,671
	K's Holdings Corp.	126,320	1,116,785
	KU Holdings Co. Ltd.	11,700	129,685
	Kubota Corp.	34,200	513,967
	Kumagai Gumi Co. Ltd.	29,432	604,852
	Kumiai Chemical Industry Co. Ltd.	28,000	189,985
	Kunimine Industries Co. Ltd.	2,100	13,609
	Kurabo Industries Ltd.	13,300	228,105
	Kuraray Co. Ltd.	245,300	2,030,360
	Kureha Corp.	13,100	855,592
	Kurimoto Ltd.	8,300	118,214
	Kurita Water Industries Ltd.	11,600	524,532
	Kuriyama Holdings Corp.	9,500	59,311
	Kuroda Precision Industries Ltd.	1,000	13,788
#	Kusuri no Aoki Holdings Co. Ltd.	8,300	467,656
	KYB Corp.	14,700	416,587
	Kyocera Corp.	23,485	1,218,670
#	Kyoden Co. Ltd.	13,100	50,684
	Kyodo Printing Co. Ltd.	6,600	146,029
	Kyoei Steel Ltd.	22,100	241,586
	Kyokuto Boeki Kaisha Ltd.	9,200	98,433
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	372,187
	Kyokuto Securities Co. Ltd.	11,501	52,461
	Kyokuyo Co. Ltd.	7,900	233,158
	KYORIN Holdings, Inc.	22,700	300,882
*	KYORITSU Co. Ltd.	100	96
#	Kyoritsu Maintenance Co. Ltd.	2,700	123,320
	Kyosan Electric Manufacturing Co. Ltd.	39,000	122,511
	Kyowa Electronic Instruments Co. Ltd.	11,700	30,749
	Kyowa Kirin Co. Ltd.	7,800	173,947
	Kyowa Leather Cloth Co. Ltd.	4,900	19,289
	Kyudenko Corp.	39,700	1,029,008
	Kyushu Electric Power Co., Inc.	30,800	177,304
	Kyushu Financial Group, Inc.	291,780	1,072,435
	Kyushu Railway Co.	9,600	215,200
	LA Holdings Co. Ltd.	1,200	29,042
	LAC Co. Ltd.	10,100	62,852
	Lacto Japan Co. Ltd.	8,000	125,513

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lasertec Corp.	5,400	$1,022,344
	Lawson, Inc.	16,100	643,779
	LEC, Inc.	13,600	104,573
*	Leopalace21 Corp.	62,300	154,623
	Life Corp.	15,800	344,674
	LIFULL Co. Ltd.	65,200	111,777
	LIKE, Inc.	3,600	59,624
	Linical Co. Ltd.	6,700	37,256
	Link & Motivation, Inc.	20,000	101,567
	Lintec Corp.	34,900	604,364
	Lion Corp.	44,500	492,603
	LITALICO, Inc.	9,600	195,982
	Lixil Corp.	92,000	1,588,268
*	Locondo, Inc.	1,400	11,015
	Look Holdings, Inc.	5,800	116,174
*	LTS, Inc.	200	4,354
*	M&A Capital Partners Co. Ltd.	8,000	270,961
	Mabuchi Motor Co. Ltd.	20,000	572,806
*	Macbee Planet, Inc.	800	70,973
	Macnica Holdings, Inc.	45,850	1,218,540
	Macromill, Inc.	36,803	324,835
	Maeda Kosen Co. Ltd.	9,200	238,079
	Maezawa Industries, Inc.	16,300	77,350
	Maezawa Kasei Industries Co. Ltd.	11,300	119,555
	Maezawa Kyuso Industries Co. Ltd.	16,800	119,498
	Makino Milling Machine Co. Ltd.	22,000	789,756
	Makita Corp., Sponsored ADR	3,976	99,917
	Makita Corp.	11,743	312,796
#	Management Solutions Co. Ltd.	4,900	133,113
	Mandom Corp.	26,700	302,707
	Mani, Inc.	8,100	118,479
	MarkLines Co. Ltd.	5,700	117,571
	Mars Group Holdings Corp.	10,500	191,815
	Marubeni Corp.	110,600	1,356,904
	Marubun Corp.	13,800	108,574
	Marudai Food Co. Ltd.	15,000	168,014
	Marufuji Sheet Piling Co. Ltd.	1,100	16,557
	Maruha Nichiro Corp.	36,430	691,733
	Marui Group Co. Ltd.	27,800	473,727
	Maruichi Steel Tube Ltd.	45,500	979,717
	MARUKA FURUSATO Corp.	7,869	211,679
#	Marumae Co. Ltd.	1,900	24,911
#	Marusan Securities Co. Ltd.	60,900	200,549
	Maruwa Co. Ltd.	6,400	818,109
	Maruzen CHI Holdings Co. Ltd.	10,600	28,321
	Maruzen Co. Ltd.	7,900	110,082
	Maruzen Showa Unyu Co. Ltd.	13,900	336,816
	Marvelous, Inc.	26,500	141,983
	Matsuda Sangyo Co. Ltd.	10,500	191,308
	Matsui Construction Co. Ltd.	17,600	79,017
	Matsui Securities Co. Ltd.	59,900	358,695
	MatsukiyoCocokara & Co.	11,060	551,721
	Max Co. Ltd.	17,300	270,663
	Maxell Ltd.	42,500	463,819
	Maxvalu Tokai Co. Ltd.	6,100	132,302
	Mazda Motor Corp.	135,300	1,076,986
#	McDonald's Holdings Co. Japan Ltd.	5,700	225,192
	MCJ Co. Ltd.	52,900	411,467
	Mebuki Financial Group, Inc.	540,023	1,406,661

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MEC Co. Ltd.	11,600	$224,225
	Media Do Co. Ltd.	6,800	90,869
	Medical Data Vision Co. Ltd.	14,600	110,449
	Medical System Network Co. Ltd.	20,600	64,023
	Medikit Co. Ltd.	2,800	53,876
	Medipal Holdings Corp.	95,100	1,269,678
	Medius Holdings Co. Ltd.	8,400	48,322
#*	MedPeer, Inc.	6,200	69,428
	Megachips Corp.	12,900	269,351
	Megmilk Snow Brand Co. Ltd.	36,800	515,054
	Meidensha Corp.	33,900	503,601
	Meiho Facility Works Ltd.	5,000	27,655
	Meiji Electric Industries Co. Ltd.	6,100	53,134
	MEIJI Holdings Co. Ltd.	20,300	1,046,925
#	Meiji Shipping Co. Ltd.	6,100	30,719
	Meiko Electronics Co. Ltd.	22,100	495,419
	Meisei Industrial Co. Ltd.	33,800	215,501
	Meitec Corp.	38,700	728,012
	Meito Sangyo Co. Ltd.	11,400	146,851
#*	Meiwa Corp.	24,900	132,329
	Meiwa Estate Co. Ltd.	10,900	73,641
	Melco Holdings, Inc.	5,900	152,270
#	Members Co. Ltd.	3,400	50,800
	Menicon Co. Ltd.	24,400	539,165
*	Mercari, Inc.	5,500	119,789
	Mercuria Holdings Co. Ltd.	4,800	26,434
*	Metaps, Inc.	4,100	18,398
#*	MetaReal Corp.	3,000	27,548
	METAWATER Co. Ltd.	11,000	145,191
	Micronics Japan Co. Ltd.	23,000	246,714
	Midac Holdings Co. Ltd.	2,900	63,373
	Mie Kotsu Group Holdings, Inc.	47,700	183,127
#	Mikuni Corp.	12,600	33,119
	Milbon Co. Ltd.	10,504	461,943
	MIMAKI ENGINEERING Co. Ltd.	12,300	57,412
	Mimasu Semiconductor Industry Co. Ltd.	14,900	295,540
	Minebea Mitsumi, Inc.	54,639	952,505
#	Ministop Co. Ltd.	16,700	182,150
#	Mipox Corp.	10,400	58,148
	Mirai Industry Co. Ltd.	6,700	77,458
#	Miraial Co. Ltd.	6,700	79,336
	Mirait One Corp.	81,810	997,689
	Mirarth Holdings, Inc.	75,700	224,115
	Miroku Jyoho Service Co. Ltd.	12,800	160,425
	MISUMI Group, Inc.	26,100	656,871
	Mitani Corp.	32,000	333,567
	Mitani Sangyo Co. Ltd.	14,200	34,660
	Mitani Sekisan Co. Ltd.	4,500	147,029
	Mito Securities Co. Ltd.	48,000	110,282
	Mitsuba Corp.	35,561	140,433
	Mitsubishi Chemical Group Corp.	807,480	4,531,130
	Mitsubishi Corp.	114,900	3,847,536
	Mitsubishi Electric Corp.	98,000	1,080,034
	Mitsubishi Estate Co. Ltd.	51,100	656,794
	Mitsubishi Gas Chemical Co., Inc.	89,295	1,304,817
	Mitsubishi HC Capital, Inc.	561,770	2,867,356
	Mitsubishi Heavy Industries Ltd.	28,500	1,117,484
	Mitsubishi Kakoki Kaisha Ltd.	5,900	99,691
	Mitsubishi Logisnext Co. Ltd.	29,000	161,722

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	32,399	$756,561
	Mitsubishi Materials Corp.	72,880	1,251,843
*	Mitsubishi Motors Corp.	128,700	495,868
	Mitsubishi Pencil Co. Ltd.	28,350	318,021
	Mitsubishi Research Institute, Inc.	7,800	303,484
	Mitsubishi Shokuhin Co. Ltd.	13,600	327,819
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	85,382
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	8,181,892
	Mitsuboshi Belting Ltd.	22,300	636,306
	Mitsui & Co. Ltd.	71,100	2,097,644
	Mitsui Chemicals, Inc.	120,700	2,841,099
	Mitsui DM Sugar Holdings Co. Ltd.	15,599	243,981
*	Mitsui E&S Holdings Co. Ltd.	42,500	132,271
	Mitsui Fudosan Co. Ltd.	52,600	985,916
#	Mitsui High-Tec, Inc.	5,700	300,575
#	Mitsui Matsushima Holdings Co. Ltd.	13,300	328,957
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,843,563
#	Mitsui OSK Lines Ltd.	35,100	871,137
	Mitsui-Soko Holdings Co. Ltd.	28,300	813,655
	Mitsuuroko Group Holdings Co. Ltd.	33,400	303,367
	Miura Co. Ltd.	12,300	307,787
	Mixi, Inc.	23,000	441,273
	Miyaji Engineering Group, Inc.	5,800	161,046
	Miyazaki Bank Ltd.	26,900	551,411
#	Miyoshi Oil & Fat Co. Ltd.	5,500	39,359
	Mizuho Financial Group, Inc.	219,305	3,425,643
	Mizuho Leasing Co. Ltd.	25,800	684,490
	Mizuho Medy Co. Ltd.	1,000	24,864
	Mizuno Corp.	18,200	412,949
	Mochida Pharmaceutical Co. Ltd.	12,500	335,746
	Monex Group, Inc.	119,600	421,920
	Money Partners Group Co. Ltd.	13,100	26,661
	Monogatari Corp.	5,100	255,537
	MonotaRO Co. Ltd.	32,400	490,807
	MORESCO Corp.	1,500	14,021
	Morinaga & Co. Ltd.	24,300	720,515
	Morinaga Milk Industry Co. Ltd.	34,800	1,287,345
	Moriroku Holdings Co. Ltd.	7,800	106,838
	Morita Holdings Corp.	27,900	261,132
	Morito Co. Ltd.	17,800	130,370
	Morningstar Japan KK	15,700	56,190
	Morozoff Ltd.	5,200	134,947
#	Mortgage Service Japan Ltd.	6,000	41,195
	Mory Industries, Inc.	4,800	108,319
	MrMax Holdings Ltd.	31,100	159,659
	MS&AD Insurance Group Holdings, Inc.	41,282	1,324,067
	MTG Co. Ltd.	1,600	19,862
	MTI Ltd.	4,200	16,675
	m-up Holdings, Inc.	14,700	140,674
	Murakami Corp.	4,500	83,037
	Murata Manufacturing Co. Ltd.	19,300	1,102,811
	Musashi Seimitsu Industry Co. Ltd.	52,600	724,898
	Musashino Bank Ltd.	48,300	847,635
#	Mutoh Holdings Co. Ltd.	1,000	12,321
	Nabtesco Corp.	10,600	310,352
#	NAC Co. Ltd.	7,600	56,156
	Nachi-Fujikoshi Corp.	13,126	396,869
	Nadex Co. Ltd.	2,300	15,175
	Nafco Co. Ltd.	9,700	121,686

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagano Bank Ltd.	7,500	$82,955
	Nagano Keiki Co. Ltd.	13,900	123,010
	Nagase & Co. Ltd.	100,900	1,628,258
	Nagatanien Holdings Co. Ltd.	10,200	159,843
	Nagawa Co. Ltd.	1,700	104,524
	Nagoya Railroad Co. Ltd.	13,900	229,834
	Naigai Tec Corp.	1,100	22,590
	Naigai Trans Line Ltd.	3,000	50,243
	Nakabayashi Co. Ltd.	16,400	61,389
	Nakamoto Packs Co. Ltd.	3,100	37,870
*	Nakamura Choukou Co. Ltd.	1,900	7,423
	Nakamuraya Co. Ltd.	3,208	75,740
	Nakanishi, Inc.	29,800	632,224
	Nakano Corp.	7,900	19,973
	Nakano Refrigerators Co. Ltd.	300	12,746
	Nakayama Steel Works Ltd.	21,500	163,091
*	Namura Shipbuilding Co. Ltd.	38,900	120,496
	Nankai Electric Railway Co. Ltd.	16,500	358,539
	Nanto Bank Ltd.	23,453	486,497
	Nanyo Corp.	1,500	22,896
	Narasaki Sangyo Co. Ltd.	2,400	37,739
	Nasu Denki Tekko Co. Ltd.	1,200	70,488
	Natori Co. Ltd.	6,700	106,944
	NEC Capital Solutions Ltd.	10,200	194,308
	NEC Corp.	65,000	2,348,294
	NEC Networks & System Integration Corp.	21,400	285,785
	NEOJAPAN, Inc.	1,600	12,207
	NET One Systems Co. Ltd.	21,000	569,099
	Neturen Co. Ltd.	29,000	153,790
	New Art Holdings Co. Ltd.	6,700	82,473
	Nexon Co. Ltd.	7,400	178,433
	Nextage Co. Ltd.	29,500	663,548
*	NexTone, Inc.	2,500	89,566
	NGK Insulators Ltd.	94,800	1,312,154
	NGK Spark Plug Co. Ltd.	110,800	2,165,155
	NH Foods Ltd.	52,500	1,576,161
	NHK Spring Co. Ltd.	183,200	1,294,960
	Nicca Chemical Co. Ltd.	6,100	38,524
	Nice Corp.	5,300	54,343
#	Nichia Steel Works Ltd.	20,500	41,209
	Nichias Corp.	47,200	913,727
	Nichiban Co. Ltd.	10,100	141,192
	Nichicon Corp.	32,000	314,358
	Nichiden Corp.	10,600	147,080
	Nichiha Corp.	25,000	536,581
	Nichimo Co. Ltd.	1,300	31,280
	Nichirei Corp.	45,900	960,477
	Nichireki Co. Ltd.	25,300	270,733
	Nichirin Co. Ltd.	9,620	139,097
	Nifco, Inc.	37,300	968,186
	Nihon Chouzai Co. Ltd.	10,480	94,694
	Nihon Dempa Kogyo Co. Ltd.	20,100	236,981
	Nihon Dengi Co. Ltd.	2,200	54,074
	Nihon Denkei Co. Ltd.	6,600	83,570
	Nihon Flush Co. Ltd.	21,700	154,784
#	Nihon House Holdings Co. Ltd.	30,526	90,224
	Nihon Kagaku Sangyo Co. Ltd.	10,600	81,643
	Nihon Kohden Corp.	20,800	546,437
	Nihon M&A Center Holdings, Inc.	35,400	361,909

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Nohyaku Co. Ltd.	32,800	$180,496
	Nihon Parkerizing Co. Ltd.	66,600	491,733
	Nihon Plast Co. Ltd.	18,500	61,113
	Nihon Tokushu Toryo Co. Ltd.	11,600	79,054
	Nihon Trim Co. Ltd.	3,400	76,717
#	Niitaka Co. Ltd.	1,700	26,438
	Nikkiso Co. Ltd.	57,500	451,433
	Nikko Co. Ltd.	28,400	137,707
	Nikkon Holdings Co. Ltd.	58,000	1,116,715
	Nikon Corp.	115,100	1,136,429
	Nintendo Co. Ltd.	14,000	607,009
	Nippi, Inc.	1,599	43,406
	Nippn Corp.	47,300	591,178
	Nippon Air Conditioning Services Co. Ltd.	16,100	87,477
	Nippon Aqua Co. Ltd.	9,500	69,583
	Nippon Beet Sugar Manufacturing Co. Ltd.	11,800	151,135
	Nippon Carbide Industries Co., Inc.	6,900	70,293
	Nippon Carbon Co. Ltd.	7,200	245,201
	Nippon Ceramic Co. Ltd.	4,600	85,741
	Nippon Chemical Industrial Co. Ltd.	8,800	129,361
*	Nippon Chemi-Con Corp.	17,523	223,442
	Nippon Coke & Engineering Co. Ltd.	209,900	149,032
	Nippon Concept Corp.	4,800	58,265
	Nippon Concrete Industries Co. Ltd.	38,600	66,450
	Nippon Denko Co. Ltd.	100,165	299,241
	Nippon Densetsu Kogyo Co. Ltd.	30,100	376,973
	Nippon Dry-Chemical Co. Ltd.	2,900	33,585
	Nippon Electric Glass Co. Ltd.	70,600	1,311,070
	Nippon Express Holdings, Inc.	16,700	969,146
#	Nippon Filcon Co. Ltd.	6,700	23,351
	Nippon Fine Chemical Co. Ltd.	12,300	227,819
	Nippon Gas Co. Ltd.	68,400	1,091,755
	Nippon Hume Corp.	18,900	96,727
	Nippon Kayaku Co. Ltd.	110,800	1,028,906
*	Nippon Kinzoku Co. Ltd.	1,000	7,513
	Nippon Kodoshi Corp.	5,300	79,239
	Nippon Koei Co. Ltd.	11,800	324,211
	Nippon Light Metal Holdings Co. Ltd.	50,130	574,584
#	Nippon Paint Holdings Co. Ltd.	3,800	34,692
	Nippon Paper Industries Co. Ltd.	80,500	599,327
	Nippon Parking Development Co. Ltd.	143,500	285,585
	Nippon Pillar Packing Co. Ltd.	22,400	544,679
	Nippon Piston Ring Co. Ltd.	7,000	68,004
	Nippon Rietec Co. Ltd.	13,300	91,920
	Nippon Road Co. Ltd.	3,100	147,978
	Nippon Sanso Holdings Corp.	31,900	520,317
	Nippon Seiki Co. Ltd.	76,500	493,173
	Nippon Seisen Co. Ltd.	2,200	76,882
	Nippon Sharyo Ltd.	6,500	99,219
*	Nippon Sheet Glass Co. Ltd.	82,400	398,869
	Nippon Shinyaku Co. Ltd.	6,200	319,090
	Nippon Shokubai Co. Ltd.	16,400	694,296
	Nippon Signal Company Ltd.	30,600	245,758
	Nippon Soda Co. Ltd.	24,800	810,600
	Nippon Steel Corp.	145,050	3,019,184
	Nippon Steel Trading Corp.	15,100	1,076,599
	Nippon Thompson Co. Ltd.	66,700	305,697
	Nippon Yakin Kogyo Co. Ltd.	17,900	620,270
#	Nippon Yusen KK	197,163	4,690,281

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nipro Corp.	127,200	$1,021,085
	Nishikawa Rubber Co. Ltd.	1,400	12,001
	Nishimatsu Construction Co. Ltd.	27,800	868,425
	Nishimatsuya Chain Co. Ltd.	27,800	330,121
	Nishimoto Co. Ltd.	3,700	98,863
	Nishi-Nippon Financial Holdings, Inc.	116,500	969,686
	Nishi-Nippon Railroad Co. Ltd.	11,200	206,836
	Nishio Rent All Co. Ltd.	22,900	552,413
	Nissan Chemical Corp.	12,300	580,679
	Nissan Motor Co. Ltd.	165,774	595,616
	Nissan Shatai Co. Ltd.	58,100	403,695
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	45,389
	Nissei ASB Machine Co. Ltd.	7,600	263,811
	Nissei Plastic Industrial Co. Ltd.	12,600	95,468
	Nissha Co. Ltd.	44,000	654,655
	Nisshin Group Holdings Co. Ltd.	25,100	88,157
	Nisshin Oillio Group Ltd.	23,700	582,157
	Nisshin Seifun Group, Inc.	64,000	801,631
	Nisshinbo Holdings, Inc.	160,739	1,201,511
	Nissin Corp.	12,300	209,457
	Nissin Electric Co. Ltd.	37,100	384,659
	Nissin Foods Holdings Co. Ltd.	2,600	203,262
	Nisso Corp.	21,200	96,787
	Nissui Corp.	264,800	1,100,304
	Nitori Holdings Co. Ltd.	5,700	754,427
	Nitta Corp.	19,100	422,342
	Nitta Gelatin, Inc.	12,000	79,147
	Nittetsu Mining Co. Ltd.	11,400	317,459
	Nitto Boseki Co. Ltd.	24,300	383,200
	Nitto Denko Corp.	21,300	1,376,777
	Nitto Fuji Flour Milling Co. Ltd.	2,600	87,376
	Nitto Kogyo Corp.	23,700	443,654
	Nitto Kohki Co. Ltd.	11,300	133,625
	Nitto Seiko Co. Ltd.	27,700	108,599
	Nittoc Construction Co. Ltd.	27,600	196,380
#	Nittoku Co. Ltd.	1,000	20,390
	NJS Co. Ltd.	5,300	88,959
	Noda Corp.	10,400	88,847
	Noevir Holdings Co. Ltd.	6,800	299,437
	NOF Corp.	15,500	660,256
	Nohmi Bosai Ltd.	18,700	247,960
	Nojima Corp.	59,300	636,578
	NOK Corp.	80,700	766,433
	Nomura Co. Ltd.	2,300	16,549
	Nomura Holdings, Inc.	456,200	1,820,617
#	Nomura Holdings, Inc., Sponsored ADR	29,168	117,839
	Nomura Micro Science Co. Ltd.	2,700	98,741
	Nomura Real Estate Holdings, Inc.	85,200	1,877,846
	Noritake Co. Ltd.	10,700	346,908
	Noritsu Koki Co. Ltd.	21,100	382,171
	Noritz Corp.	25,200	291,328
	North Pacific Bank Ltd.	251,400	545,520
	Nozawa Corp.	3,800	19,453
	NS Solutions Corp.	7,800	200,760
	NS Tool Co. Ltd.	5,800	47,866
	NS United Kaiun Kaisha Ltd.	9,900	298,154
	NSD Co. Ltd.	28,480	511,668
	NSK Ltd.	202,200	1,137,246
	NSW, Inc.	8,700	138,320

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NTN Corp.	376,500	$780,509
	NTT Data Corp.	26,500	411,051
	Oat Agrio Co. Ltd.	3,100	35,941
#	Obara Group, Inc.	8,300	240,157
	Obayashi Corp.	211,800	1,642,874
	OBIC Business Consultants Co. Ltd.	2,200	86,399
#	Oenon Holdings, Inc.	45,000	88,467
	Ogaki Kyoritsu Bank Ltd.	60,905	913,234
	Ohara, Inc.	6,500	60,711
	Ohashi Technica, Inc.	10,800	124,901
	Ohmoto Gumi Co. Ltd.	700	35,322
	Ohsho Food Service Corp.	3,500	163,568
	Oiles Corp.	21,716	258,467
#*	Oisix ra daichi, Inc.	16,100	271,698
	Oita Bank Ltd.	23,100	388,629
	Oji Holdings Corp.	551,400	2,278,798
	Okabe Co. Ltd.	27,741	155,678
	Okada Aiyon Corp.	1,400	17,233
	Okamoto Industries, Inc.	6,200	186,593
	Okamoto Machine Tool Works Ltd.	3,700	133,266
	Okamura Corp.	46,800	513,324
	Okasan Securities Group, Inc.	125,100	404,625
	Oki Electric Industry Co. Ltd.	77,558	438,103
	Okinawa Cellular Telephone Co.	16,200	391,961
	Okinawa Electric Power Co., Inc.	11,152	92,747
	Okinawa Financial Group, Inc.	19,400	360,548
	OKUMA Corp.	20,300	822,821
	Okumura Corp.	26,600	618,826
	Okura Industrial Co. Ltd.	8,700	126,227
#	Okuwa Co. Ltd.	23,726	167,930
	Omron Corp.	12,300	711,685
	Ono Pharmaceutical Co. Ltd.	24,600	533,788
	Onoken Co. Ltd.	17,600	211,483
	Onward Holdings Co. Ltd.	56,600	144,199
	Open House Group Co. Ltd.	15,300	578,803
	Open Up Group, Inc.	1,700	25,076
	Optex Group Co. Ltd.	20,800	341,005
*	Optim Corp.	7,600	67,024
	Optorun Co. Ltd.	12,400	244,696
	Oracle Corp.	4,200	287,729
	Orchestra Holdings, Inc.	700	10,870
	Organo Corp.	10,100	256,735
	Oricon, Inc.	5,500	37,703
	Orient Corp.	42,940	392,339
	Oriental Shiraishi Corp.	101,400	242,194
	ORIX Corp.	178,600	3,140,320
	Oro Co. Ltd.	3,600	53,085
	Osaka Organic Chemical Industry Ltd.	13,900	229,358
	Osaka Soda Co. Ltd.	9,700	317,036
	Osaka Steel Co. Ltd.	8,300	79,471
	Osaki Electric Co. Ltd.	33,900	140,472
	OSG Corp.	51,800	812,996
	Otsuka Corp.	13,500	444,144
	Otsuka Holdings Co. Ltd.	13,000	417,045
	OUG Holdings, Inc.	2,000	37,313
	Outsourcing, Inc.	95,700	743,704
	Oyo Corp.	18,100	282,424
	Pacific Industrial Co. Ltd.	36,600	303,414
	Pacific Metals Co. Ltd.	14,599	225,394

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pack Corp.	13,500	$269,882
	PAL GROUP Holdings Co. Ltd.	19,800	424,633
	PALTAC Corp.	8,450	305,950
	Pan Pacific International Holdings Corp.	48,600	898,766
	Panasonic Holdings Corp.	319,423	2,962,127
	Panasonic Holdings Corp., ADR	26,580	244,935
	PAPYLESS Co. Ltd.	2,000	15,493
#	Paraca, Inc.	3,600	52,495
	Paramount Bed Holdings Co. Ltd.	34,100	654,937
*	Park24 Co. Ltd.	21,800	369,744
	Parker Corp.	8,500	34,970
#	Pasco Corp.	2,600	28,222
	Pasona Group, Inc.	20,400	329,144
	PC Depot Corp.	6,119	13,633
#	PCA Corp.	2,100	20,976
	PCI Holdings, Inc.	3,400	27,077
	Pegasus Sewing Machine Manufacturing Co. Ltd.	14,400	74,633
	Penta-Ocean Construction Co. Ltd.	213,100	1,062,852
	People Dreams & Technologies Group Co. Ltd.	5,600	62,145
*	PeptiDream, Inc.	12,900	201,413
	Persol Holdings Co. Ltd.	28,800	631,455
	Pickles Holdings Co. Ltd.	8,605	80,276
	Pigeon Corp.	48,400	769,214
	Pilot Corp.	12,800	456,860
	Piolax, Inc.	32,600	445,973
	Plus Alpha Consulting Co. Ltd.	600	13,005
	Pola Orbis Holdings, Inc.	6,500	93,780
	Pole To Win Holdings, Inc.	26,400	177,833
	Poppins Corp.	2,800	43,443
	Port, Inc.	3,400	33,303
*	PR Times, Inc.	2,500	35,260
	Premium Group Co. Ltd.	27,600	340,621
	Premium Water Holdings, Inc.	1,400	25,878
	Press Kogyo Co. Ltd.	83,400	289,752
#	Pressance Corp.	16,200	207,270
	Prestige International, Inc.	58,600	326,894
	Prima Meat Packers Ltd.	16,100	273,123
	Procrea Holdings, Inc.	15,234	272,712
	Pronexus, Inc.	11,500	86,284
	Pro-Ship, Inc.	900	10,373
	Proto Corp.	26,000	254,681
	PS Mitsubishi Construction Co. Ltd.	40,900	199,721
	Punch Industry Co. Ltd.	17,500	62,444
	QB Net Holdings Co. Ltd.	6,800	78,144
	Qol Holdings Co. Ltd.	22,000	198,858
	Quick Co. Ltd.	6,500	102,041
	Raccoon Holdings, Inc.	7,100	64,621
	Raito Kogyo Co. Ltd.	26,400	391,796
	Raiznext Corp.	24,900	253,172
	Rakus Co. Ltd.	12,600	172,678
*	Rakuten Group, Inc.	41,400	211,076
*	RaQualia Pharma, Inc.	1,500	11,785
	Rasa Corp.	5,700	54,237
	Rasa Industries Ltd.	7,800	117,657
	Raysum Co. Ltd.	2,754	29,107
	Relia, Inc.	32,300	364,279
	Relo Group, Inc.	21,200	359,264
	Renaissance, Inc.	1,700	12,016
*	Renesas Electronics Corp.	58,500	601,737

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rengo Co. Ltd.	196,300	$1,385,486
*	RENOVA, Inc.	13,400	233,224
	Resona Holdings, Inc.	572,931	3,170,444
	Resonac Holdings Corp.	165,900	2,835,328
	Resorttrust, Inc.	37,500	685,226
	Restar Holdings Corp.	15,900	269,735
#	Retail Partners Co. Ltd.	22,000	231,719
	Rheon Automatic Machinery Co. Ltd.	13,100	109,779
	Rhythm Co. Ltd.	5,400	69,447
	Riberesute Corp.	7,200	42,397
#	Ricoh Co. Ltd.	174,700	1,356,129
	Ricoh Leasing Co. Ltd.	18,800	561,690
	Ride On Express Holdings Co. Ltd.	4,800	39,881
*	Right On Co. Ltd.	6,100	27,442
	Riken Corp.	12,600	235,445
	Riken Keiki Co. Ltd.	6,700	239,001
	Riken Technos Corp.	35,100	143,163
	Riken Vitamin Co. Ltd.	12,000	177,893
	Rinnai Corp.	4,700	370,971
	Rion Co. Ltd.	7,900	113,566
	Riso Kagaku Corp.	2,958	49,354
	Riso Kyoiku Co. Ltd.	76,100	213,860
	Rix Corp.	800	14,028
	Rock Field Co. Ltd.	11,300	138,519
	Rohm Co. Ltd.	6,000	480,789
	Rohto Pharmaceutical Co. Ltd.	38,200	704,844
#	Rokko Butter Co. Ltd.	10,000	101,733
	Roland Corp.	6,300	188,104
	Roland DG Corp.	12,800	286,474
	Rorze Corp.	7,600	584,192
	Round One Corp.	79,800	294,031
	RS Technologies Co. Ltd.	2,200	66,856
	Ryobi Ltd.	22,700	220,966
	Ryoden Corp.	16,900	228,587
	Ryohin Keikaku Co. Ltd.	90,700	1,005,694
	Ryosan Co. Ltd.	19,600	444,176
	S Foods, Inc.	18,200	415,993
	S&B Foods, Inc.	4,100	111,217
	Sac's Bar Holdings, Inc.	14,850	84,779
	Saibu Gas Holdings Co. Ltd.	7,100	100,371
	Sakai Chemical Industry Co. Ltd.	13,000	182,678
	Sakai Heavy Industries Ltd.	3,400	94,193
	Sakai Moving Service Co. Ltd.	5,700	197,110
	Sakata INX Corp.	37,400	315,161
	Sakura Internet, Inc.	14,000	54,896
	Sala Corp.	57,300	332,536
	SAMTY Co. Ltd.	14,600	230,594
	San Holdings, Inc.	8,400	121,699
	San ju San Financial Group, Inc.	15,760	202,436
	San-A Co. Ltd.	13,200	424,861
	San-Ai Obbli Co. Ltd.	62,600	651,305
#*	Sanden Corp.	14,000	23,966
	Sanei Architecture Planning Co. Ltd.	7,900	90,704
	Sangetsu Corp.	32,600	572,884
	San-In Godo Bank Ltd.	135,700	844,067
	Sanken Electric Co. Ltd.	9,900	562,201
	Sanki Engineering Co. Ltd.	39,400	473,081
	Sanko Gosei Ltd.	22,601	92,110
	Sanko Metal Industrial Co. Ltd.	3,300	95,039

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Co. Ltd.	22,500	$908,811
	Sankyo Frontier Co. Ltd.	3,200	84,123
	Sankyo Seiko Co. Ltd.	35,800	131,999
	Sankyo Tateyama, Inc.	19,800	102,745
	Sankyu, Inc.	37,600	1,477,370
	Sanoh Industrial Co. Ltd.	32,600	161,824
	Sansei Technologies, Inc.	8,000	49,900
	Sansha Electric Manufacturing Co. Ltd.	10,000	71,314
	Sanshin Electronics Co. Ltd.	9,400	182,912
	Santec Corp.	1,300	30,971
	Santen Pharmaceutical Co. Ltd.	37,700	293,900
	Sanwa Holdings Corp.	142,200	1,505,388
	Sanyo Chemical Industries Ltd.	11,500	374,993
	Sanyo Denki Co. Ltd.	9,200	445,993
	Sanyo Electric Railway Co. Ltd.	5,100	85,489
	Sanyo Engineering & Construction, Inc.	4,000	19,081
*	Sanyo Shokai Ltd.	9,037	98,541
	Sanyo Special Steel Co. Ltd.	13,700	262,854
	Sanyo Trading Co. Ltd.	21,700	189,707
	Sapporo Holdings Ltd.	33,800	825,432
	Sata Construction Co. Ltd.	11,300	41,654
	Sato Foods Co. Ltd.	800	30,166
	Sato Holdings Corp.	22,500	366,760
	Sato Shoji Corp.	13,300	135,807
	Satori Electric Co. Ltd.	8,800	94,301
	Sawai Group Holdings Co. Ltd.	34,500	1,067,422
	Saxa Holdings, Inc.	1,900	17,606
	SB Technology Corp.	7,700	116,354
	SBI Holdings, Inc.	60,151	1,275,159
*	SBI Insurance Group Co. Ltd.	3,000	24,082
	SBI Shinsei Bank Ltd.	19,400	357,820
	SBS Holdings, Inc.	17,900	408,743
	SCREEN Holdings Co. Ltd.	10,400	774,976
	Scroll Corp.	28,200	157,999
	SCSK Corp.	11,565	188,364
	SEC Carbon Ltd.	1,500	81,968
	Secom Co. Ltd.	5,900	351,497
	Sega Sammy Holdings, Inc.	31,700	501,954
	Seibu Holdings, Inc.	60,800	682,031
	Seika Corp.	7,000	87,035
	Seikagaku Corp.	37,300	238,402
	Seikitokyu Kogyo Co. Ltd.	28,400	177,135
	Seiko Electric Co. Ltd.	1,900	14,237
	Seiko Epson Corp.	81,500	1,263,902
	Seiko Group Corp.	23,800	537,329
	Seiko PMC Corp.	9,000	38,886
	Seikoh Giken Co. Ltd.	2,100	28,198
	Seino Holdings Co. Ltd.	102,300	1,021,668
#	Seiren Co. Ltd.	22,200	407,717
	Sekisui Chemical Co. Ltd.	48,200	675,199
#	Sekisui House Ltd.	70,040	1,323,704
	Sekisui Jushi Corp.	20,300	308,109
	Sekisui Kasei Co. Ltd.	16,300	48,838
#	SEMITEC Corp.	1,000	69,233
	Senko Group Holdings Co. Ltd.	99,500	769,617
	Senshu Electric Co. Ltd.	13,400	357,150
	Senshu Ikeda Holdings, Inc.	248,340	489,941
*	Senshukai Co. Ltd.	23,300	71,050
	SERAKU Co. Ltd.	4,500	50,436

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seria Co. Ltd.	28,500	$626,291
	Seven & I Holdings Co. Ltd.	38,500	1,817,697
	Seven Bank Ltd.	321,100	659,847
	SG Holdings Co. Ltd.	28,700	442,879
	Sharp Corp.	53,933	448,295
	Shibaura Electronics Co. Ltd.	6,000	240,623
	Shibaura Machine Co. Ltd.	15,300	335,206
	Shibaura Mechatronics Corp.	4,700	395,310
	Shibusawa Warehouse Co. Ltd.	9,500	152,990
	Shibuya Corp.	14,400	280,806
	Shidax Corp.	9,600	48,472
*	SHIFT, Inc.	1,600	298,617
	Shiga Bank Ltd.	36,222	753,945
	Shikibo Ltd.	11,600	86,342
	Shikoku Bank Ltd.	27,501	210,751
	Shikoku Electric Power Co., Inc.	31,300	180,967
	Shikoku Kasei Holdings Corp.	28,200	277,340
	Shima Seiki Manufacturing Ltd.	21,700	328,731
	Shimadzu Corp.	13,500	414,869
	Shimamura Co. Ltd.	8,200	770,068
	Shimano, Inc.	2,600	463,672
	Shimizu Bank Ltd.	9,200	109,699
	Shimizu Corp.	149,700	839,172
#	Shimojima Co. Ltd.	10,700	78,604
	Shin Nippon Air Technologies Co. Ltd.	9,800	146,240
	Shin Nippon Biomedical Laboratories Ltd.	17,300	311,442
	Shinagawa Refractories Co. Ltd.	4,300	136,707
	Shindengen Electric Manufacturing Co. Ltd.	6,200	161,028
	Shin-Etsu Chemical Co. Ltd.	10,800	1,592,169
	Shin-Etsu Polymer Co. Ltd.	30,100	299,728
#	Shinki Bus Co. Ltd.	400	10,625
	Shinko Electric Industries Co. Ltd.	17,700	498,007
	Shinko Shoji Co. Ltd.	30,300	308,444
	Shinmaywa Industries Ltd.	43,800	364,296
	Shinnihon Corp.	20,800	132,626
	Shin-Nihon Tatemono Co. Ltd.	8,700	32,274
#	Shinnihonseiyaku Co. Ltd.	6,800	76,343
	Shinsho Corp.	4,800	211,017
	Shinwa Co. Ltd.	11,100	181,061
	Shinwa Co. Ltd.	7,500	46,452
	Shionogi & Co. Ltd.	6,200	295,458
	Ship Healthcare Holdings, Inc.	38,200	741,738
#	Shizuki Electric Co., Inc.	12,600	46,005
	Shizuoka Financial Group, Inc.	145,400	1,231,776
	Shizuoka Gas Co. Ltd.	51,900	455,033
	SHO-BOND Holdings Co. Ltd.	4,600	196,264
	Shoei Co. Ltd.	13,000	500,573
	Shoei Foods Corp.	6,600	210,989
	Shofu, Inc.	9,900	177,566
	Showa Sangyo Co. Ltd.	17,200	335,557
	Sigma Koki Co. Ltd.	7,100	84,114
	SIGMAXYZ Holdings, Inc.	21,800	232,050
	Siix Corp.	32,200	347,995
*	Silver Life Co. Ltd.	1,600	20,600
	Simplex Holdings, Inc.	2,700	47,431
	Sinanen Holdings Co. Ltd.	8,100	239,083
	Sinfonia Technology Co. Ltd.	26,300	317,756
	Sinko Industries Ltd.	20,300	244,830
	Sintokogio Ltd.	31,500	175,040

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SK-Electronics Co. Ltd.	9,300	$86,143
	SKY Perfect JSAT Holdings, Inc.	128,700	496,823
#*	Skylark Holdings Co. Ltd.	51,100	608,135
	SMC Corp.	1,100	558,702
	SMK Corp.	3,400	61,454
	SMS Co. Ltd.	18,900	497,155
#	Snow Peak, Inc.	10,200	169,433
	SNT Corp.	9,700	18,383
	Soda Nikka Co. Ltd.	14,300	82,187
	Sodick Co. Ltd.	42,100	244,949
	Soft99 Corp.	7,600	68,174
	SoftBank Group Corp.	64,800	3,067,765
	Softcreate Holdings Corp.	2,700	68,754
	Software Service, Inc.	2,000	135,629
	Sohgo Security Services Co. Ltd.	30,100	828,710
	Sojitz Corp.	124,540	2,469,169
	Soken Chemical & Engineering Co. Ltd.	7,400	99,360
	Solasto Corp.	24,600	129,601
	Soliton Systems KK	6,200	54,880
	Solxyz Co. Ltd.	6,900	18,762
	Sompo Holdings, Inc.	20,650	888,960
	Sony Group Corp.	23,600	2,108,696
	Sony Group Corp., Sponsored ADR	40,092	3,586,630
	Sotetsu Holdings, Inc.	10,800	184,635
	Sotoh Co. Ltd.	2,700	17,037
	Space Co. Ltd.	12,300	89,081
	Sparx Group Co. Ltd.	16,579	232,104
	SPK Corp.	6,364	72,123
	S-Pool, Inc.	39,100	233,578
	Sprix, Inc.	1,100	7,601
	Square Enix Holdings Co. Ltd.	6,100	288,477
	SRA Holdings	8,200	197,115
	ST Corp.	7,700	93,128
	St. Marc Holdings Co. Ltd.	10,200	137,417
	Stanley Electric Co. Ltd.	50,400	1,084,671
	Star Mica Holdings Co. Ltd.	25,800	134,279
	Star Micronics Co. Ltd.	23,000	300,081
	Starts Corp., Inc.	25,700	511,058
	Starzen Co. Ltd.	13,700	224,397
	St-Care Holding Corp.	10,200	65,093
	Stella Chemifa Corp.	9,400	187,418
	Step Co. Ltd.	8,400	116,724
	Strike Co. Ltd.	3,900	126,360
#	Studio Alice Co. Ltd.	9,500	156,134
	Subaru Corp.	206,600	3,394,776
#	Subaru Enterprise Co. Ltd.	2,000	138,048
	Sugi Holdings Co. Ltd.	11,000	480,789
	Sugimoto & Co. Ltd.	7,500	116,114
	SUMCO Corp.	56,900	843,074
	Sumida Corp.	26,800	298,501
#	Sumiseki Holdings, Inc.	38,800	125,889
	Sumitomo Bakelite Co. Ltd.	33,300	1,085,048
	Sumitomo Chemical Co. Ltd.	476,400	1,828,724
	Sumitomo Corp.	107,300	1,926,027
	Sumitomo Densetsu Co. Ltd.	13,100	239,400
	Sumitomo Electric Industries Ltd.	243,700	2,928,338
	Sumitomo Forestry Co. Ltd.	118,100	2,208,175
	Sumitomo Heavy Industries Ltd.	76,100	1,692,255
	Sumitomo Metal Mining Co. Ltd.	75,900	3,081,785

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Construction Co. Ltd.	119,860	$387,675
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	876,175
	Sumitomo Mitsui Financial Group, Inc.	104,441	4,539,117
	Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,919,789
	Sumitomo Osaka Cement Co. Ltd.	30,200	794,639
	Sumitomo Pharma Co. Ltd.	90,600	636,996
	Sumitomo Realty & Development Co. Ltd.	57,300	1,396,809
	Sumitomo Riko Co. Ltd.	15,900	78,169
	Sumitomo Rubber Industries Ltd.	143,253	1,271,765
	Sumitomo Seika Chemicals Co. Ltd.	8,300	265,217
	Sumitomo Warehouse Co. Ltd.	61,600	948,455
	Sun Frontier Fudousan Co. Ltd.	47,100	406,016
	Suncall Corp.	17,300	88,644
	Sundrug Co. Ltd.	21,200	599,818
	Suntory Beverage & Food Ltd.	18,400	621,326
	Sun-Wa Technos Corp.	8,900	127,542
	Suruga Bank Ltd.	150,400	490,888
	Suzuken Co. Ltd.	36,560	962,921
	Suzuki Co. Ltd.	12,200	90,815
	Suzuki Motor Corp.	22,000	824,828
	SWCC Showa Holdings Co. Ltd.	41,900	591,240
	Sysmex Corp.	8,800	584,189
	System Information Co. Ltd.	5,700	37,161
	System Research Co. Ltd.	1,100	18,652
	System Support, Inc.	2,400	30,016
	Systems Engineering Consultants Co. Ltd.	900	23,447
	Systena Corp.	124,000	398,064
	Syuppin Co. Ltd.	18,300	154,837
	T Hasegawa Co. Ltd.	21,900	536,126
	T RAD Co. Ltd.	4,100	85,708
	T&D Holdings, Inc.	38,600	617,841
	T&K Toka Co. Ltd.	17,100	166,242
	Tachibana Eletech Co. Ltd.	16,820	237,021
	Tachikawa Corp.	10,200	96,145
	Tachi-S Co. Ltd.	27,100	250,056
	Tadano Ltd.	90,700	673,423
	Taihei Dengyo Kaisha Ltd.	16,500	442,093
	Taiheiyo Cement Corp.	109,167	1,881,328
	Taiheiyo Kouhatsu, Inc.	3,900	27,644
	Taiho Kogyo Co. Ltd.	10,500	53,663
	Taikisha Ltd.	14,300	392,190
	Taiko Bank Ltd.	5,600	54,373
	Taisei Corp.	12,900	445,333
	Taisei Lamick Co. Ltd.	5,000	112,461
	Taisei Oncho Co. Ltd.	600	9,026
	Taisho Pharmaceutical Holdings Co. Ltd.	20,500	862,346
	Taiyo Holdings Co. Ltd.	25,200	464,881
	Taiyo Yuden Co. Ltd.	27,500	934,052
#	Takachiho Koheki Co. Ltd.	5,500	99,435
	Takamatsu Construction Group Co. Ltd.	13,300	203,631
	Takamiya Co. Ltd.	15,500	44,585
	Takano Co. Ltd.	4,800	24,986
	Takaoka Toko Co. Ltd.	8,664	140,749
	Takara & Co. Ltd.	8,500	138,975
	Takara Bio, Inc.	26,400	349,485
	Takara Holdings, Inc.	108,800	884,123
	Takara Standard Co. Ltd.	27,400	299,022
	Takasago International Corp.	14,800	293,503
	Takasago Thermal Engineering Co. Ltd.	29,300	424,893

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takashima & Co. Ltd.	2,500	$57,303
#	Takashimaya Co. Ltd.	122,700	1,714,278
#	Takasho Co. Ltd.	17,200	91,555
*	Take & Give Needs Co. Ltd.	4,000	39,752
	TAKEBISHI Corp.	5,800	71,302
	Takeda Pharmaceutical Co. Ltd.	69,952	2,199,107
	Takemoto Yohki Co. Ltd.	4,100	23,614
	Takeuchi Manufacturing Co. Ltd.	24,100	533,392
	Takisawa Machine Tool Co. Ltd.	2,500	21,750
	Takuma Co. Ltd.	28,400	281,319
	Tama Home Co. Ltd.	14,600	358,385
	Tamron Co. Ltd.	14,400	349,087
	Tamura Corp.	77,200	440,156
	Tanabe Engineering Corp.	3,100	22,209
#*	Tanaka Chemical Corp.	1,200	14,866
#	Tanseisha Co. Ltd.	42,350	235,166
	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	240,156
	Tayca Corp.	14,400	134,599
	Tazmo Co. Ltd.	7,000	102,670
	Tbk Co. Ltd.	7,500	14,504
	TBS Holdings, Inc.	18,300	213,642
	TDC Soft, Inc.	13,200	163,630
	TDK Corp.	54,800	1,957,799
	TechMatrix Corp.	20,800	284,750
	Techno Horizon Co. Ltd.	13,100	44,658
	Techno Medica Co. Ltd.	4,900	65,623
	Techno Ryowa Ltd.	7,000	47,997
	Techno Smart Corp.	8,600	85,608
	Technoflex Corp.	4,500	34,638
	TechnoPro Holdings, Inc.	22,100	688,087
	Tecnos Japan, Inc.	4,600	17,194
	Teijin Ltd.	136,500	1,401,627
	Teikoku Electric Manufacturing Co. Ltd.	6,300	118,514
	Teikoku Sen-I Co. Ltd.	17,100	204,815
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	58,700
	Tekken Corp.	11,400	160,583
	Temairazu, Inc.	1,200	47,562
	Tenma Corp.	16,800	286,856
	Terumo Corp.	7,900	229,972
	Tess Holdings Co. Ltd.	7,500	68,575
	T-Gaia Corp.	16,300	208,235
	THK Co. Ltd.	37,400	793,715
	TIS, Inc.	33,000	951,567
	TKC Corp.	11,500	327,683
*	TKP Corp.	1,300	30,818
	Toa Corp.	20,800	124,108
	Toa Corp.	19,500	377,759
	TOA ROAD Corp.	4,400	207,746
	Toagosei Co. Ltd.	94,000	853,044
	Tobishima Corp.	16,673	134,629
	TOC Co. Ltd.	37,700	197,583
	Tocalo Co. Ltd.	54,400	521,122
	Tochigi Bank Ltd.	89,000	210,363
	Toda Corp.	163,800	893,444
*	Toda Kogyo Corp.	4,000	79,298
	Toei Animation Co. Ltd.	1,200	119,620
	Toei Co. Ltd.	1,400	185,094
	Toell Co. Ltd.	1,700	9,874
	Toenec Corp.	6,900	183,380

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Togami Electric Manufacturing Co. Ltd.	1,000	$13,618
	Toho Bank Ltd.	175,300	325,403
	Toho Co. Ltd.	4,400	162,507
#	Toho Co. Ltd.	6,600	82,189
	Toho Gas Co. Ltd.	4,800	94,136
	Toho Holdings Co. Ltd.	47,600	777,417
#	Toho Titanium Co. Ltd.	29,600	552,418
	Toho Zinc Co. Ltd.	12,500	209,798
	Tohoku Bank Ltd.	7,400	58,576
	Tohoku Electric Power Co., Inc.	36,300	195,240
	Tohoku Steel Co. Ltd.	1,900	26,524
	Tohokushinsha Film Corp.	11,900	61,013
	Tokai Carbon Co. Ltd.	182,300	1,572,819
	Tokai Corp.	17,235	259,353
	TOKAI Holdings Corp.	69,000	460,271
	Tokai Rika Co. Ltd.	49,800	578,058
	Tokai Tokyo Financial Holdings, Inc.	187,152	545,493
	Token Corp.	4,320	261,257
	Tokio Marine Holdings, Inc.	66,348	1,389,639
	Tokushu Tokai Paper Co. Ltd.	7,800	174,778
	Tokuyama Corp.	56,606	828,128
#*	Tokyo Base Co. Ltd.	4,700	14,666
	Tokyo Century Corp.	36,000	1,265,801
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	372,981
	Tokyo Electron Device Ltd.	5,300	311,301
	Tokyo Energy & Systems, Inc.	20,900	152,752
	Tokyo Individualized Educational Institute, Inc.	11,900	49,730
	Tokyo Keiki, Inc.	8,400	84,545
	Tokyo Kiraboshi Financial Group, Inc.	20,499	463,455
	Tokyo Ohka Kogyo Co. Ltd.	5,400	266,147
	Tokyo Rakutenchi Co. Ltd.	3,200	102,740
	Tokyo Rope Manufacturing Co. Ltd.	13,300	107,144
	Tokyo Sangyo Co. Ltd.	14,200	84,549
	Tokyo Seimitsu Co. Ltd.	27,200	936,492
	Tokyo Steel Manufacturing Co. Ltd.	36,500	397,132
	Tokyo Tatemono Co. Ltd.	130,500	1,617,875
	Tokyo Tekko Co. Ltd.	6,600	86,145
	Tokyo Theatres Co., Inc.	7,000	60,498
	Tokyotokeiba Co. Ltd.	10,500	313,012
	Tokyu Construction Co. Ltd.	64,330	327,409
	Tokyu Corp.	7,092	91,199
	Tokyu Fudosan Holdings Corp.	370,782	1,881,434
	Toli Corp.	35,000	61,466
	Tomato Bank Ltd.	3,000	24,520
	Tomen Devices Corp.	2,800	131,877
	Tomoe Corp.	20,300	64,899
	Tomoe Engineering Co. Ltd.	6,200	117,903
	Tomoku Co. Ltd.	12,436	161,364
	TOMONY Holdings, Inc.	256,600	788,124
	Tomy Co. Ltd.	76,500	755,001
	Tonami Holdings Co. Ltd.	5,100	144,428
	Topcon Corp.	66,800	870,507
	Toppan, Inc.	56,900	916,783
	Topre Corp.	31,400	306,306
	Topy Industries Ltd.	23,400	301,758
	Toray Industries, Inc.	532,900	3,274,163
	Torex Semiconductor Ltd.	7,100	148,626
	Toridoll Holdings Corp.	25,200	546,661
	Torigoe Co. Ltd.	13,900	62,792

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torii Pharmaceutical Co. Ltd.	12,200	$292,326
	Torishima Pump Manufacturing Co. Ltd.	14,500	169,687
	Tosei Corp.	28,900	329,946
	Toshiba Corp.	12,700	436,202
	Toshiba TEC Corp.	11,900	338,628
	Tosho Co. Ltd.	7,800	71,969
	Tosoh Corp.	218,200	2,854,800
	Totech Corp.	3,400	95,514
	Totetsu Kogyo Co. Ltd.	20,470	423,140
	TOTO Ltd.	7,599	295,319
#	Tottori Bank Ltd.	6,400	60,576
	Toukei Computer Co. Ltd.	1,400	58,088
	Tow Co. Ltd.	12,200	27,556
	Towa Bank Ltd.	31,800	152,125
	Towa Corp.	18,300	272,736
	Towa Pharmaceutical Co. Ltd.	24,200	382,081
	Toyo Construction Co. Ltd.	94,700	622,269
	Toyo Corp.	22,900	236,567
*	Toyo Engineering Corp.	28,599	135,067
#	Toyo Gosei Co. Ltd.	2,700	192,714
	Toyo Ink SC Holdings Co. Ltd.	30,400	436,657
	Toyo Kanetsu KK	6,600	135,938
	Toyo Machinery & Metal Co. Ltd.	12,000	51,775
	Toyo Securities Co. Ltd.	47,300	100,768
	Toyo Seikan Group Holdings Ltd.	86,800	1,126,740
	Toyo Suisan Kaisha Ltd.	3,300	136,359
#	Toyo Tanso Co. Ltd.	13,800	440,744
	Toyo Tire Corp.	95,700	1,144,903
	Toyo Wharf & Warehouse Co. Ltd.	2,400	24,418
	Toyobo Co. Ltd.	67,302	535,772
	Toyoda Gosei Co. Ltd.	45,700	758,806
	Toyota Boshoku Corp.	50,600	750,493
	Toyota Industries Corp.	14,600	888,740
	Toyota Motor Corp., Sponsored ADR	31,087	4,573,209
	Toyota Motor Corp.	430,090	6,316,178
	Toyota Tsusho Corp.	25,800	1,092,427
	TPR Co. Ltd.	21,200	214,966
#	Traders Holdings Co. Ltd.	20,039	64,555
	Trancom Co. Ltd.	6,900	395,351
	Transaction Co. Ltd.	13,100	156,315
	Transcosmos, Inc.	12,000	313,270
	TRE Holdings Corp.	13,036	146,897
*	Trend Micro, Inc.	13,100	648,634
	Trenders, Inc.	4,200	60,262
	Tri Chemical Laboratories, Inc.	12,500	226,990
	Trinity Industrial Corp.	1,800	9,196
	Trusco Nakayama Corp.	29,800	488,221
	TS Tech Co. Ltd.	79,400	989,062
	TSI Holdings Co. Ltd.	40,672	164,164
	Tsubaki Nakashima Co. Ltd.	34,801	305,226
	Tsubakimoto Chain Co.	23,828	570,411
	Tsubakimoto Kogyo Co. Ltd.	2,900	92,138
	Tsugami Corp.	39,200	433,958
	Tsukishima Kikai Co. Ltd.	23,970	185,531
	Tsukuba Bank Ltd.	74,400	140,478
	Tsumura & Co.	31,900	682,088
	Tsuruha Holdings, Inc.	12,600	927,707
	Tsurumi Manufacturing Co. Ltd.	13,600	209,958
	Tsutsumi Jewelry Co. Ltd.	4,600	67,870

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsuzuki Denki Co. Ltd.	4,100	$41,886
	TV Asahi Holdings Corp.	18,900	195,596
	Tv Tokyo Holdings Corp.	11,900	179,685
	UACJ Corp.	30,107	565,295
	UBE Corp.	106,721	1,673,957
	Ubicom Holdings, Inc.	3,200	56,851
	Uchida Yoko Co. Ltd.	8,200	297,929
#	Ueki Corp.	3,600	36,860
	ULS Group, Inc.	1,600	46,628
	Ultrafabrics Holdings Co. Ltd.	2,500	71,330
	Ulvac, Inc.	22,200	1,038,560
	Union Tool Co.	4,700	124,006
	Unipres Corp.	24,800	148,333
	United Arrows Ltd.	5,200	70,221
	United Super Markets Holdings, Inc.	52,300	456,726
	UNITED, Inc.	8,900	84,886
*	Unitika Ltd.	38,301	72,242
*	Universal Entertainment Corp.	25,900	492,361
	Urbanet Corp. Co. Ltd.	16,300	38,482
	Usen-Next Holdings Co. Ltd.	7,700	130,780
	User Local, Inc.	1,700	16,468
	Ushio, Inc.	69,500	931,616
	USS Co. Ltd.	25,900	426,007
	UT Group Co. Ltd.	11,700	238,326
*	UUUM Co. Ltd.	5,300	33,491
	V Technology Co. Ltd.	7,600	157,425
	Valor Holdings Co. Ltd.	36,800	530,324
	Valqua Ltd.	12,400	305,854
	Valtes Co. Ltd.	500	11,372
	Value HR Co. Ltd.	3,100	41,274
	ValueCommerce Co. Ltd.	8,500	116,623
	Valuence Holdings, Inc.	2,500	39,380
#	V-Cube, Inc.	11,100	62,887
	Vector, Inc.	17,700	174,767
	Vertex Corp.	21,480	226,457
	VINX Corp.	4,200	48,174
*	Visional, Inc.	4,900	355,047
	Vital KSK Holdings, Inc.	34,954	225,260
	VT Holdings Co. Ltd.	68,100	262,175
	Wacoal Holdings Corp.	40,500	761,425
	Wacom Co. Ltd.	107,100	528,924
	Wakachiku Construction Co. Ltd.	9,500	221,955
	Wakita & Co. Ltd.	37,200	346,991
	Warabeya Nichiyo Holdings Co. Ltd.	14,500	219,937
#	Waseda Academy Co. Ltd.	5,000	44,010
	Watahan & Co. Ltd.	15,200	164,669
#	Watts Co. Ltd.	8,400	44,547
	WDB Holdings Co. Ltd.	4,700	77,774
	Weathernews, Inc.	2,800	152,494
	Welcia Holdings Co. Ltd.	13,400	299,499
	Wellneo Sugar Co. Ltd.	12,200	156,110
	Wellnet Corp.	11,500	53,249
	West Holdings Corp.	11,581	347,263
	Will Group, Inc.	7,700	72,732
	WingArc1st, Inc.	10,700	162,590
	WIN-Partners Co. Ltd.	6,800	52,191
	Wood One Co. Ltd.	6,600	47,221
	Workman Co. Ltd.	2,800	114,172
	World Co. Ltd.	20,500	213,856

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Holdings Co. Ltd.	9,600	$192,356
	Wowow, Inc.	4,100	39,375
	Xebio Holdings Co. Ltd.	9,801	69,947
	YAC Holdings Co. Ltd.	6,500	101,793
#	Yachiyo Industry Co. Ltd.	13,800	131,751
	Yahagi Construction Co. Ltd.	24,500	150,000
	Yaizu Suisankagaku Industry Co. Ltd.	5,200	32,595
	Yakult Honsha Co. Ltd.	5,700	406,911
	YAKUODO Holdings Co. Ltd.	10,400	207,660
	YAMABIKO Corp.	41,800	365,977
	YAMADA Consulting Group Co. Ltd.	2,300	20,749
	Yamada Holdings Co. Ltd.	438,088	1,590,683
	Yamae Group Holdings Co. Ltd.	7,200	80,516
	Yamagata Bank Ltd.	19,799	195,431
	Yamaguchi Financial Group, Inc.	189,801	1,312,730
	Yamaha Corp.	7,800	303,296
	Yamaha Motor Co. Ltd.	91,700	2,258,634
	Yamaichi Electronics Co. Ltd.	23,500	328,754
#	YA-MAN Ltd.	30,200	317,597
	Yamanashi Chuo Bank Ltd.	23,900	224,969
	Yamatane Corp.	8,300	106,307
	Yamato Corp.	16,500	95,443
	Yamato Holdings Co. Ltd.	29,100	509,161
	Yamato Kogyo Co. Ltd.	34,800	1,318,977
#	Yamaya Corp.	4,200	83,093
	Yamazaki Baking Co. Ltd.	54,800	641,144
	Yamazen Corp.	46,000	376,790
	Yaoko Co. Ltd.	8,900	464,617
	Yashima Denki Co. Ltd.	11,200	92,907
	Yaskawa Electric Corp.	11,700	457,342
	Yasuda Logistics Corp.	13,600	100,161
	YE DIGITAL Corp.	3,600	11,354
	Yellow Hat Ltd.	31,600	433,237
	Yodogawa Steel Works Ltd.	21,500	458,118
	Yokogawa Bridge Holdings Corp.	26,400	407,481
	Yokogawa Electric Corp.	10,400	182,620
	Yokohama Rubber Co. Ltd.	110,399	1,813,727
	Yokorei Co. Ltd.	50,700	427,030
	Yokowo Co. Ltd.	14,500	250,791
	Yomeishu Seizo Co. Ltd.	6,700	94,549
	Yondenko Corp.	8,000	112,505
	Yondoshi Holdings, Inc.	12,000	165,811
	Yonex Co. Ltd.	8,400	82,149
	Yorozu Corp.	12,900	72,811
#	Yoshinoya Holdings Co. Ltd.	16,900	309,906
	Yotai Refractories Co. Ltd.	12,200	143,384
	Yuasa Funashoku Co. Ltd.	1,200	24,581
	Yuasa Trading Co. Ltd.	17,800	507,214
	Yuken Kogyo Co. Ltd.	2,300	33,206
	Yukiguni Maitake Co. Ltd.	10,500	84,808
	Yurtec Corp.	32,100	189,073
	Yushin Precision Equipment Co. Ltd.	16,200	86,503
	Yushiro Chemical Industry Co. Ltd.	5,700	34,341
	Yutaka Giken Co. Ltd.	1,200	15,773
	Z Holdings Corp.	88,800	258,383
	Zaoh Co. Ltd.	3,100	44,797
	Zenitaka Corp.	2,200	46,631
	Zenkoku Hosho Co. Ltd.	16,400	638,743
	Zenrin Co. Ltd.	23,800	147,955

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zensho Holdings Co. Ltd.	14,850	$379,049
	Zeon Corp.	92,400	908,894
	ZERIA Pharmaceutical Co. Ltd.	6,700	111,841
	ZIGExN Co. Ltd.	40,700	119,349
	ZOZO, Inc.	14,100	365,517
#	Zuiko Corp.	10,200	69,737
TOTAL JAPAN			767,500,887
NETHERLANDS — (3.2%)
	Aalberts NV	91,231	4,313,635
Ω	ABN AMRO Bank NV, CVA	161,364	2,678,247
	Acomo NV	17,507	374,512
*Ω	Adyen NV	316	477,763
	Aegon NV	1,327,980	7,324,860
	Aegon NV, Class NY	26,405	144,698
*	AFC Ajax NV	70	863
	Akzo Nobel NV	29,754	2,216,259
*Ω	Alfen NV	8,585	796,502
	AMG Advanced Metallurgical Group NV	19,117	746,760
	APERAM SA	42,895	1,692,782
	Arcadis NV	54,043	2,346,574
	ArcelorMittal SA	196,387	6,076,232
	ASM International NV	4,555	1,540,528
	ASML Holding NV	8,122	5,367,124
	ASR Nederland NV	149,446	7,073,502
*	Avantium NV	15,563	79,727
Ω	B&S Group Sarl	27,789	152,943
#*Ω	Basic-Fit NV	18,587	610,756
	BE Semiconductor Industries NV	45,658	3,265,750
	Brunel International NV	22,083	252,320
	Coca-Cola Europacific Partners PLC	21,542	1,206,075
	Corbion NV	41,114	1,582,109
Ω	Flow Traders Ltd.	28,177	725,083
	ForFarmers NV	35,387	119,308
*	Fugro NV	90,730	1,208,145
#	Heijmans NV, CVA	32,463	393,776
	Heineken NV	16,440	1,642,995
	IMCD NV	17,545	2,781,441
#	ING Groep NV, Sponsored ADR	33,099	477,619
	ING Groep NV	334,691	4,846,413
#	JDE Peet's NV	34,473	1,033,257
	Kendrion NV	11,922	215,925
	Koninklijke Ahold Delhaize NV, Sponsored ADR	3,505	104,336
	Koninklijke Ahold Delhaize NV	353,498	10,550,842
*	Koninklijke BAM Groep NV	198,116	504,920
	Koninklijke DSM NV	11,364	1,461,433
	Koninklijke KPN NV	691,053	2,362,602
	Koninklijke Philips NV	14,190	244,997
	Koninklijke Philips NV	91,290	1,562,883
	Koninklijke Vopak NV	61,770	1,861,165
#*Ω	Lucas Bols NV	4,760	55,227
	Nedap NV	3,579	233,654
	NN Group NV	97,090	4,218,374
	OCI NV	38,290	1,303,409
	Ordina NV	115,800	525,881
*	Pharming Group NV	422,229	585,616
#	PostNL NV	334,568	700,520
	Prosus NV	34,027	2,747,518
	Randstad NV	69,092	4,428,683

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	SBM Offshore NV	162,450	$2,553,885
	SIF Holding NV	3,644	44,279
Ω	Signify NV	115,126	4,168,183
	Sligro Food Group NV	20,189	387,994
#*††	SRH NV	28,066	0
	TKH Group NV	36,555	1,659,056
#*	TomTom NV	62,187	441,976
	Universal Music Group NV	22,614	578,067
	Van Lanschot Kempen NV	23,095	664,533
	Wolters Kluwer NV	35,484	3,868,573
TOTAL NETHERLANDS			111,583,089
NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	83,044	398,281
*	Air New Zealand Ltd.	1,238,310	622,565
	Arvida Group Ltd.	355,674	267,168
*	Auckland International Airport Ltd.	85,754	471,953
*	Channel Infrastructure NZ Ltd.	194,866	184,347
	Chorus Ltd.	315,032	1,704,840
	Chorus Ltd., ADR	462	12,432
	Comvita Ltd.	15,006	33,507
	EBOS Group Ltd.	8,694	242,361
	Fletcher Building Ltd.	400,044	1,317,519
	Fonterra Co-operative Group Ltd.	18,144	37,939
	Freightways Ltd.	96,538	594,826
	Genesis Energy Ltd.	59,007	109,386
*	Gentrack Group Ltd.	19,890	37,057
	Hallenstein Glasson Holdings Ltd.	26,425	95,809
	Heartland Group Holdings Ltd.	579,437	679,044
	Infratil Ltd.	41,446	238,606
#	Investore Property Ltd.	51,879	51,337
	KMD Brands Ltd.	515,382	354,215
	Mainfreight Ltd.	5,267	243,783
#	Manawa Energy Ltd.	8,621	30,614
	Napier Port Holdings Ltd.	31,850	60,563
#	NZME Ltd.	54,625	41,043
	NZX Ltd.	193,142	155,317
	Oceania Healthcare Ltd.	558,078	322,214
	PGG Wrightson Ltd.	5,415	15,626
#	Port of Tauranga Ltd.	27,106	110,151
*	Pushpay Holdings Ltd.	233,883	196,147
*	Rakon Ltd.	70,895	46,987
	Restaurant Brands New Zealand Ltd.	13,525	55,613
	Ryman Healthcare Ltd.	46,414	207,292
	Sanford Ltd.	48,633	130,580
	Scales Corp. Ltd.	97,896	268,918
*	Serko Ltd.	6,303	10,394
	Skellerup Holdings Ltd.	82,005	283,225
	SKY Network Television Ltd.	109,046	170,884
*	SKYCITY Entertainment Group Ltd.	538,554	876,222
	Spark New Zealand Ltd.	35,773	120,617
	Steel & Tube Holdings Ltd.	101,052	86,272
	Summerset Group Holdings Ltd.	118,387	749,738
*	Synlait Milk Ltd.	84,620	191,674
#*	Tourism Holdings Ltd.	98,466	250,523
	TOWER Ltd.	130,375	56,092
	Turners Automotive Group Ltd.	20,348	43,475
	Vector Ltd.	33,846	93,187
*	Vista Group International Ltd.	119,972	112,831

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Warehouse Group Ltd.	89,569	$150,794
TOTAL NEW ZEALAND			12,533,968
NORWAY — (0.9%)
#	2020 Bulkers Ltd.	13,441	132,174
	ABG Sundal Collier Holding ASA	325,871	213,032
*	Adevinta ASA	15,382	131,867
	AF Gruppen ASA	6,299	89,913
#*	Akastor ASA	111,833	119,860
	Aker ASA, Class A	1,929	139,480
	Aker BP ASA	16,579	505,025
*	Aker Carbon Capture ASA	27,212	40,334
	Aker Solutions ASA	113,351	448,107
	AMSC ASA	46,537	205,124
*	Archer Ltd.	112,942	40,022
*	ArcticZymes Technologies ASA	9,571	42,125
	Arendals Fossekompani AS	853	22,546
	Atea ASA	41,500	468,110
#*	Atlantic Sapphire ASA	22,525	23,155
	Austevoll Seafood ASA	29,436	291,612
Ω	Avance Gas Holding Ltd.	9,467	57,024
#*	Axactor ASA	88,882	50,722
	B2Holding ASA	181,255	138,515
	Bakkafrost P/F	6,268	388,939
	Belships ASA	68,728	121,744
	Bonheur ASA	19,973	534,171
*	Borr Drilling Ltd.	44,205	263,064
	Borregaard ASA	24,753	381,622
	Bouvet ASA	31,971	189,020
*	BW Energy Ltd.	73,940	207,738
Ω	BW LPG Ltd.	97,983	810,933
	BW Offshore Ltd.	53,784	143,915
*	Cadeler AS	6,861	28,559
*	Carasent ASA	3,306	5,192
*Ω	Crayon Group Holding ASA	14,613	147,181
	DNB Bank ASA	108,244	2,024,116
	DNO ASA	530,277	654,206
Ω	Elkem ASA	187,646	664,678
	Elopak ASA	8,598	20,602
	Equinor ASA	63,629	1,939,198
Ω	Europris ASA	99,014	637,907
	FLEX LNG Ltd.	28,382	877,060
#	Frontline PLC	47,129	649,402
*	Gaming Innovation Group, Inc.	31,975	82,133
	Gjensidige Forsikring ASA	1,927	34,635
*	Golar LNG Ltd.	3,400	79,696
#	Golden Ocean Group Ltd.	105,212	1,006,530
	Grieg Seafood ASA	29,186	261,442
	Hafnia Ltd.	49,473	260,150
#*	Hexagon Composites ASA	96,704	326,074
*	IDEX Biometrics ASA	68,923	6,180
*	Kahoot! ASA	49,296	87,143
Ω	Kid ASA	18,511	138,887
	Kitron ASA	68,056	181,263
Ω	Klaveness Combination Carriers ASA	3,342	22,496
*	Komplett Bank ASA	101,556	54,888
*	Kongsberg Automotive ASA	541,218	141,343
	Kongsberg Gruppen ASA	3,017	120,112
	Leroy Seafood Group ASA	26,021	153,236

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Medistim ASA	2,484	$54,775
*	Meltwater NV	19,981	35,813
	Mowi ASA	9,964	184,258
	MPC Container Ships ASA	202,387	322,150
Ω	Multiconsult ASA	4,496	59,942
*	Nekkar ASA	25,072	17,658
*	NEL ASA	132,327	226,787
*	Nordic Semiconductor ASA	9,421	150,228
	Norsk Hydro ASA	127,294	1,032,080
*Ω	Norske Skog ASA	33,988	234,052
*	Norwegian Air Shuttle ASA	23,557	22,442
*	Norwegian Energy Co. ASA	13,867	570,643
*	NRC Group ASA	5,207	7,677
*	Odfjell Drilling Ltd.	113,637	303,142
	Odfjell SE, Class A	11,269	97,108
*	Odfjell Technology Ltd.	18,940	68,764
	OKEA ASA	23,973	81,214
Ω	Okeanis Eco Tankers Corp.	6,326	114,230
	Olav Thon Eiendomsselskap ASA	498	8,813
	Orkla ASA	38,360	286,385
	Otello Corp. ASA	7,924	6,346
*	Panoro Energy ASA	60,863	181,067
	Pareto Bank ASA	28,337	152,415
*	PGS ASA	387,311	333,812
*	PhotoCure ASA	5,259	57,112
	Protector Forsikring ASA	39,451	568,394
*	REC Silicon ASA	71,698	102,164
#	Salmar ASA	3,208	149,185
Ω	Scatec ASA	41,976	342,364
	Schibsted ASA, Class A	8,701	190,020
	Schibsted ASA, Class B	9,610	200,896
	Selvaag Bolig ASA	38,194	123,272
*Ω	Shelf Drilling Ltd.	97,389	290,806
*	Solstad Offshore ASA	49,454	228,826
	SpareBank 1 Helgeland	1,689	19,845
	Sparebank 1 Oestlandet	7,985	93,527
	SpareBank 1 Sorost-Norge	19,867	107,527
	SpareBank 1 SR-Bank ASA	40,120	465,163
	Sparebanken More	9,915	81,567
	Stolt-Nielsen Ltd.	26,310	691,764
	Storebrand ASA	140,479	1,222,949
	Subsea 7 SA	80,484	1,002,998
	TGS ASA	90,181	1,493,136
	TOMRA Systems ASA	15,468	273,062
	Treasure ASA	54,160	100,006
#*	Ultimovacs ASA	3,162	37,223
	Veidekke ASA	49,555	511,679
*	Volue ASA	9,430	28,716
	Wallenius Wilhelmsen ASA	35,432	336,252
	Wilh Wilhelmsen Holding ASA, Class A	10,229	288,904
Ω	XXL ASA	79,028	29,328
	Yara International ASA	12,134	539,129
TOTAL NORWAY			30,931,817
PORTUGAL — (0.3%)
#	Altri SGPS SA	61,723	311,640
	Banco Comercial Portugues SA, Class R	9,946,486	2,119,087
*††	Banco Espirito Santo SA	712,067	0
#	Corticeira Amorim SGPS SA	20,959	207,334

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
#	CTT-Correios de Portugal SA	77,262	$298,868
#	EDP Renovaveis SA	26,988	587,018
	Galp Energia SGPS SA	301,039	4,120,635
*	Greenvolt-Energias Renovaveis SA	15,079	126,408
	Ibersol SGPS SA	12,755	85,301
	Jeronimo Martins SGPS SA	23,185	503,363
	Mota-Engil SGPS SA	64,984	120,401
	Navigator Co. SA	253,850	888,749
	NOS SGPS SA	197,345	846,275
	Novabase SGPS SA	3,851	17,279
#*	Pharol SGPS SA	245,241	17,534
	REN - Redes Energeticas Nacionais SGPS SA	92,454	254,107
	Sonae SGPS SA	907,317	924,807
TOTAL PORTUGAL			11,428,806
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	135,900	360,752
	Amara Holdings Ltd.	90,000	23,648
*	Aspen Group Holdings Ltd.	14,755	393
*	Avarga Ltd.	188,200	31,537
	Aztech Global Ltd.	15,600	10,367
*	Banyan Tree Holdings Ltd.	176,900	48,644
	Bonvests Holdings Ltd.	30,000	22,035
	Boustead Projects Ltd.	26,174	16,126
	Boustead Singapore Ltd.	181,732	112,122
	BRC Asia Ltd.	17,400	24,504
	Bukit Sembawang Estates Ltd.	128,900	450,298
	Bund Center Investment Ltd.	22,000	8,138
	Capitaland India Trust	234,200	216,540
	Capitaland Investment Ltd.	98,801	299,328
	Centurion Corp. Ltd.	103,500	28,392
	China Aviation Oil Singapore Corp. Ltd.	270,400	214,453
	China Sunsine Chemical Holdings Ltd.	461,700	163,513
	City Developments Ltd.	272,200	1,727,606
	Civmec Ltd.	140,800	63,879
	ComfortDelGro Corp. Ltd.	385,100	352,809
*	COSCO Shipping International Singapore Co. Ltd.	951,900	138,714
	CSE Global Ltd.	358,440	102,553
	DBS Group Holdings Ltd.	37,098	1,015,605
#	Del Monte Pacific Ltd.	590,559	142,032
	Delfi Ltd.	163,700	104,822
	DFI Retail Group Holdings Ltd.	31,200	99,841
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	137,020	112,750
	First Resources Ltd.	422,100	494,696
	Food Empire Holdings Ltd.	115,500	62,515
	Frasers Property Ltd.	193,800	134,285
	Frencken Group Ltd.	276,400	248,542
	Fu Yu Corp. Ltd.	518,400	90,981
*	Gallant Venture Ltd.	254,500	24,534
	Genting Singapore Ltd.	197,500	149,578
	Geo Energy Resources Ltd.	373,800	94,310
	Golden Agri-Resources Ltd.	5,570,100	1,061,100
*	Golden Energy & Resources Ltd.	219,900	131,955
	Great Eastern Holdings Ltd.	13,900	201,239
	GuocoLand Ltd.	173,633	215,823
*	Halcyon Agri Corp. Ltd.	145,408	44,967
	Haw Par Corp. Ltd.	81,900	610,993

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hiap Hoe Ltd.	39,000	$22,362
#	Ho Bee Land Ltd.	180,200	325,947
	Hong Fok Corp. Ltd.	406,380	304,438
#	Hong Leong Asia Ltd.	280,900	154,442
	Hong Leong Finance Ltd.	101,500	187,171
	Hongkong Land Holdings Ltd.	181,000	884,868
	Hotel Grand Central Ltd.	68,447	46,802
	Hour Glass Ltd.	179,100	284,181
	HRnetgroup Ltd.	21,600	13,334
	Hutchison Port Holdings Trust	3,614,900	743,773
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	70,800	281,514
	Indofood Agri Resources Ltd.	271,900	64,254
	InnoTek Ltd.	60,000	22,947
#	Japfa Ltd.	601,540	156,223
	Jardine Cycle & Carriage Ltd.	35,244	781,346
	Keppel Corp. Ltd.	159,900	923,208
	Keppel Infrastructure Trust	552,199	242,120
	KSH Holdings Ltd.	112,625	29,122
	Low Keng Huat Singapore Ltd.	98,100	30,573
*	Mandarin Oriental International Ltd.	79,000	148,777
*	Marco Polo Marine Ltd.	2,024,500	65,136
	Metro Holdings Ltd.	401,100	192,617
	Micro-Mechanics Holdings Ltd.	5,500	10,385
#*††	Midas Holdings Ltd.	1,120,000	0
*	mm2 Asia Ltd.	250,000	8,388
	Nanofilm Technologies International Ltd.	91,000	100,566
	Netlink NBN Trust	689,400	459,771
	NSL Ltd.	11,500	7,652
*	Oceanus Group Ltd.	2,050,000	21,950
	Olam Group Ltd.	174,435	212,084
	OUE Ltd.	245,700	237,668
	Oversea-Chinese Banking Corp. Ltd.	219,746	2,171,167
	Oxley Holdings Ltd.	641,546	70,944
	Pacific Century Regional Developments Ltd.	79,400	24,795
	Pan-United Corp. Ltd.	58,750	17,956
	Propnex Ltd.	36,000	45,228
	PSC Corp. Ltd.	226,500	56,017
	Q&M Dental Group Singapore Ltd.	134,040	36,782
	QAF Ltd.	135,353	87,608
*	Raffles Education Ltd.	281,846	11,819
	Raffles Medical Group Ltd.	321,998	356,163
*	RH PetroGas Ltd.	271,500	40,540
	Riverstone Holdings Ltd.	263,100	129,526
*	SATS Ltd.	69,080	159,416
	Sembcorp Industries Ltd.	440,400	1,214,480
*	Sembcorp Marine Ltd.	10,509,600	1,140,961
	Sheng Siong Group Ltd.	408,200	510,140
*	SIA Engineering Co. Ltd.	46,300	88,070
	SIIC Environment Holdings Ltd.	665,760	101,579
	Silverlake Axis Ltd.	117,400	32,286
	Sinarmas Land Ltd.	415,000	57,689
	Sing Holdings Ltd.	86,800	23,789
	Sing Investments & Finance Ltd.	13,500	15,484
	Singapore Airlines Ltd.	257,450	1,164,154
	Singapore Exchange Ltd.	91,100	641,664
	Singapore Land Group Ltd.	91,984	157,855
	Singapore Post Ltd.	1,115,900	476,713
	Singapore Technologies Engineering Ltd.	102,600	288,464

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Telecommunications Ltd.	107,200	$205,156
	Sinostar PEC Holdings Ltd.	133,500	18,274
	Stamford Land Corp. Ltd.	531,511	163,859
	StarHub Ltd.	241,400	209,963
	Straits Trading Co. Ltd.	120,832	222,131
#*††	Swiber Holdings Ltd.	189,500	0
	Thomson Medical Group Ltd.	677,500	37,747
	Tiong Woon Corp. Holding Ltd.	68,000	24,200
	Tuan Sing Holdings Ltd.	561,123	149,744
	UMS Holdings Ltd.	278,327	281,482
	United Overseas Bank Ltd.	57,982	1,317,967
	UOB-Kay Hian Holdings Ltd.	249,300	267,935
	UOL Group Ltd.	185,587	990,212
	Valuetronics Holdings Ltd.	310,500	128,121
	Venture Corp. Ltd.	29,200	412,343
	Wee Hur Holdings Ltd.	112,000	17,221
	Wilmar International Ltd.	963,900	2,996,785
	Wing Tai Holdings Ltd.	479,068	562,930
	Yangzijiang Shipbuilding Holdings Ltd.	584,100	575,836
	Yeo Hiap Seng Ltd.	10,387	5,424
TOTAL SINGAPORE			34,129,157
SPAIN — (2.3%)
#	Acciona SA	11,547	2,252,820
#	Acerinox SA	151,257	1,638,104
	ACS Actividades de Construccion y Servicios SA	45,626	1,350,243
Ω	Aedas Homes SA	9,287	156,430
*Ω	Aena SME SA	2,293	344,521
#*	Airtificial Intelligence Structures SA	253,298	30,137
	Alantra Partners SA	1,451	18,773
	Almirall SA	36,106	363,802
*	Amadeus IT Group SA	29,167	1,837,636
*	Amper SA	490,630	87,847
	Applus Services SA	117,624	902,736
	Atresmedia Corp. de Medios de Comunicacion SA	64,255	239,543
	Banco Bilbao Vizcaya Argentaria SA	1,438,737	10,162,910
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	282,240	1,992,614
	Banco de Sabadell SA	4,141,513	5,414,463
	Banco Santander SA	1,654,793	5,783,401
	Banco Santander SA, Sponsored ADR	76,315	263,286
	Bankinter SA	382,403	2,759,040
#	CaixaBank SA	365,232	1,620,520
#*††	Caja de Ahorros del Mediterraneo	8,736	0
Ω	Cellnex Telecom SA	9,412	368,837
	Cia de Distribucion Integral Logista Holdings SA	34,685	939,736
	CIE Automotive SA	37,064	1,100,970
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	564,679
*	Deoleo SA	6,806	2,002
*	Distribuidora Internacional de Alimentacion SA	4,647,921	74,506
	Ebro Foods SA	50,037	859,592
#*	eDreams ODIGEO SA	37,385	216,208
	Elecnor SA	21,392	264,951
	Enagas SA	132,977	2,384,449
	Ence Energia y Celulosa SA	107,249	353,420
#	Endesa SA	32,894	655,798
	Ercros SA	80,582	322,268
	Faes Farma SA	296,337	1,110,760
	Ferrovial SA	37,519	1,107,127
	Fluidra SA	17,907	316,131

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Fomento de Construcciones y Contratas SA	31,155	$302,622
Ω	Gestamp Automocion SA	137,031	605,037
Ω	Global Dominion Access SA	67,965	291,432
*	Grifols SA	59,938	793,462
	Grupo Catalana Occidente SA	23,468	727,427
#	Grupo Empresarial San Jose SA	8,089	37,798
	Iberdrola SA	272,325	3,194,853
	Iberdrola SA	4,538	53,010
	Iberpapel Gestion SA	3,316	54,765
	Indra Sistemas SA	110,672	1,351,336
	Industria de Diseno Textil SA	48	1,499
#	Laboratorio Reig Jofre SA	5,640	16,412
	Laboratorios Farmaceuticos Rovi SA	9,465	401,060
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	366,342
#	Mapfre SA	727,253	1,462,829
*	Melia Hotels International SA	66,946	445,782
	Miquel y Costas & Miquel SA	21,055	280,175
	Naturgy Energy Group SA	10,254	290,826
Ω	Neinor Homes SA	27,259	273,503
#*	Obrascon Huarte Lain SA	301,945	183,262
	Pharma Mar SA	6,561	432,657
*	Promotora de Informaciones SA, Class A	55,966	22,575
#Ω	Prosegur Cash SA	150,442	119,832
	Prosegur Cia de Seguridad SA	159,561	361,138
*	Realia Business SA	69,253	80,246
	Red Electrica Corp. SA	38,398	679,602
	Repsol SA, Sponsored ADR	2,816	46,295
	Repsol SA	415,110	6,818,943
	Sacyr SA	352,783	1,085,239
*	Solaria Energia y Medio Ambiente SA	36,340	745,649
Ω	Talgo SA	23,403	95,025
*	Tecnicas Reunidas SA	9,637	115,773
#	Telefonica SA, Sponsored ADR	30,820	118,349
	Telefonica SA	910,913	3,460,579
*	Tubacex SA	81,389	214,332
Ω	Unicaja Banco SA	1,043,647	1,282,800
	Vidrala SA	10,721	1,081,481
	Viscofan SA	26,608	1,714,901
	Vocento SA	15,612	11,653
TOTAL SPAIN			77,480,761
SWEDEN — (2.5%)
	AAK AB	12,309	212,451
Ω	AcadeMedia AB	99,418	468,270
	AddLife AB, Class B	18,992	200,437
	AddNode Group AB	44,046	438,297
	AddTech AB, Class B	31,649	505,413
	AFRY AB	52,823	953,588
	Alfa Laval AB	10,722	336,946
#Ω	Alimak Group AB	31,764	250,120
*	Alleima AB	13,388	66,947
	Alligo AB, Class B	21,198	180,647
Ω	Ambea AB	63,455	238,201
*	Annehem Fastigheter AB, Class B	23,093	50,608
	AQ Group AB	5,415	176,658
*	Arise AB	22,692	107,241
	Arjo AB, Class B	107,752	418,131
	Assa Abloy AB, Class B	26,509	624,453
	Atlas Copco AB, Class A	4,644	55,106

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Attendo AB	69,313	$174,244
#	Avanza Bank Holding AB	21,657	499,705
	Axfood AB	15,489	398,931
	Balco Group AB	4,759	19,018
	Beijer Alma AB	23,618	468,353
	Beijer Electronics Group AB	17,085	182,095
#	Beijer Ref AB	30,297	467,390
	Bergman & Beving AB	20,380	211,489
	Bergs Timber AB, Class B	239	772
	Betsson AB, Class B	111,000	920,107
#*	Better Collective AS	16,813	252,365
	Bilia AB, Class A	81,311	939,499
	Billerud AB	125,275	1,455,349
	BioGaia AB, Class B	33,196	291,901
	Biotage AB	19,899	307,538
	Bjorn Borg AB	5,390	16,282
	Boliden AB	33,621	1,508,809
	Bonava AB, Class B	91,902	280,249
*Ω	Boozt AB	15,697	203,640
Ω	Bravida Holding AB	88,874	982,447
	Bufab AB	21,549	558,360
#	Bulten AB	14,852	95,303
	Bure Equity AB	61,146	1,540,158
*	Byggfakta Group Nordic Holdco AB	2,687	10,086
	Byggmax Group AB	69,100	281,481
#*	Cantargia AB	68,672	41,092
	Catella AB	27,843	100,605
	Catena AB	5,215	218,175
*	Catena Media PLC	46,036	121,653
*	Cavotec SA	14,187	17,605
	Cellavision AB	4,277	100,935
	Cibus Nordic Real Estate AB	2,251	31,909
#	Clas Ohlson AB, Class B	34,934	232,936
	Cloetta AB, Class B	325,909	678,792
*	Collector Bank AB	48,614	184,205
	Concentric AB	30,097	639,727
Ω	Coor Service Management Holding AB	84,159	537,726
	Corem Property Group AB, Class B	61,043	55,884
	Dios Fastigheter AB	9,684	73,795
Ω	Dometic Group AB	144,489	910,579
*	Duni AB	29,057	251,571
Ω	Dustin Group AB	67,381	227,101
	Eastnine AB	14,309	171,557
	Elanders AB, Class B	13,762	227,977
#	Electrolux AB, Class B	48,147	681,947
	Electrolux Professional AB, Class B	62,018	288,979
#	Elekta AB, Class B	84,322	613,762
#*Ω	Eltel AB	39,179	36,041
#*	Enea AB	14,517	123,071
	Eolus Vind AB, Class B	781	8,438
	Epiroc AB, Class A	3,499	68,079
	Essity AB, Class A	1,404	36,702
	Essity AB, Class B	29,281	764,941
Ω	Evolution AB	2,526	283,900
	Fagerhult AB	37,705	176,510
	FastPartner AB, Class A	7,206	58,697
#	Fenix Outdoor International AG	1,916	177,562
#*	Fingerprint Cards AB, Class B	180,060	51,534
	Fortnox AB	19,417	97,981

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	G5 Entertainment AB	4,650	$86,577
	GARO AB	15,546	153,216
	Getinge AB, Class B	18,403	414,575
	Granges AB	108,665	908,914
*Ω	Green Landscaping Group AB	1,084	7,661
#	H & M Hennes & Mauritz AB, Class B	25,878	318,721
	Hanza AB	14,692	89,023
	Heba Fastighets AB, Class B	9,928	36,327
	Hexagon AB, Class B	40,370	462,782
	Hexatronic Group AB	46,404	571,161
	Hexpol AB	44,816	484,141
	HMS Networks AB	6,829	254,587
*Ω	Hoist Finance AB	45,540	140,008
	Holmen AB, Class B	18,012	742,915
	Hufvudstaden AB, Class A	6,147	92,575
*	Humana AB	31,619	61,975
	Husqvarna AB, Class A	5,896	50,180
	Husqvarna AB, Class B	57,812	491,858
	Indutrade AB	18,095	401,840
	Instalco AB	71,074	274,925
#*,*	International Petroleum Corp.	95,809	1,030,972
#	Intrum AB	39,889	516,227
	Inwido AB	92,865	1,012,063
*	ITAB Shop Concept AB	3,909	4,349
	JM AB	43,406	809,181
	Kabe Group AB, Class B	966	19,759
*	Karnov Group AB	37,544	216,116
#*	K-fast Holding AB	11,965	31,903
	Kindred Group PLC, SDR	106,544	1,073,668
	KNOW IT AB	20,767	405,893
	Lagercrantz Group AB, Class B	48,854	512,561
	Lifco AB, Class B	18,065	331,860
	Lime Technologies AB	2,907	63,726
	Lindab International AB	70,649	1,002,041
	Loomis AB	45,752	1,360,546
*	Medcap AB	1,778	39,461
	Medicover AB, Class B	9,914	169,332
	MEKO AB	44,060	488,333
*	Micro Systemation AB, Class B	8,848	32,055
*	Millicom International Cellular SA, SDR	143,218	2,453,803
#	MIPS AB	11,142	426,396
	Modern Times Group MTG AB, Class B	85,462	756,610
*	Momentum Group AB	21,198	154,108
Ω	Munters Group AB	73,040	700,315
	Mycronic AB	34,126	729,466
	NCAB Group AB	45,059	288,961
	NCC AB, Class B	62,681	620,095
	Nederman Holding AB	3,769	66,251
#*	Neobo Fastigheter AB	11,687	21,848
*	Net Insight AB, Class B	344,039	229,637
	New Wave Group AB, Class B	47,435	1,067,344
	Nibe Industrier AB, Class B	9,620	103,937
	Nilorngruppen AB, Class B	4,923	42,930
	Nobia AB	107,020	186,776
	Nolato AB, Class B	124,369	751,086
	Nordic Paper Holding AB	14,723	59,969
	Nordic Waterproofing Holding AB	20,717	323,993
	Nordnet AB publ	12,146	197,428
*	Note AB	12,065	253,264

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	NP3 Fastigheter AB	4,103	$90,604
	Nyfosa AB	37,694	328,688
	OEM International AB, Class B	35,332	262,239
	Orron Energy AB	7,830	14,516
*	Ovzon AB	20,670	104,931
*	Pandox AB	59,206	815,143
	Peab AB, Class B	147,021	917,476
	Platzer Fastigheter Holding AB, Class B	14,475	126,981
	Prevas AB, Class B	5,252	69,284
	Pricer AB, Class B	107,548	187,889
	Proact IT Group AB	21,402	180,552
	Ratos AB, Class B	171,748	692,660
*	RaySearch Laboratories AB	14,975	111,164
	Rejlers AB	1,000	14,798
Ω	Resurs Holding AB	208,226	554,451
	Rottneros AB	66,194	93,500
	Saab AB, Class B	5,249	214,886
	Sagax AB, Class B	6,790	168,901
#	Samhallsbyggnadsbolaget i Norden AB	116,878	213,524
#	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	26,945
	Sandvik AB	53,653	1,108,881
*	Scandi Standard AB	45,581	218,595
*Ω	Scandic Hotels Group AB	100,921	372,045
#*	Sdiptech AB, Class B	3,587	87,580
	Sectra AB, Class B	29,579	418,889
	Securitas AB, Class B	129,936	1,189,376
*	Sensys Gatso Group AB	1,075,106	108,987
#*Ω	Sinch AB	83,808	346,460
	Sintercast AB	1,949	20,789
	Skandinaviska Enskilda Banken AB, Class A	163,787	1,982,774
	Skanska AB, Class B	106,169	1,873,893
	SKF AB, Class A	10,819	191,861
	SKF AB, Class B	81,824	1,448,145
	SkiStar AB	22,178	240,176
	Softronic AB, Class B	14,044	29,934
*	Solid Forsakring AB	13,245	86,865
	SSAB AB,Class A	127,083	908,082
	SSAB AB,Class B	335,848	2,288,557
#*	Stendorren Fastigheter AB	1,902	35,782
*	Stillfront Group AB	190,917	333,210
	Svenska Cellulosa AB SCA, Class A	4,829	67,236
	Svenska Cellulosa AB SCA, Class B	96,297	1,337,212
	Svenska Handelsbanken AB, Class A	156,981	1,637,000
#	Svenska Handelsbanken AB, Class B	4,398	55,283
	Sweco AB, Class B	28,288	306,869
#	Swedbank AB, Class A	86,446	1,662,911
*	Swedish Orphan Biovitrum AB	25,396	566,345
	Systemair AB	38,880	291,585
	Tele2 AB, Class B	102,009	881,005
	Telefonaktiebolaget LM Ericsson, Class A	5,792	37,552
	Telefonaktiebolaget LM Ericsson, Class B	314,278	1,822,957
	Telia Co. AB	423,345	1,093,348
	Tethys Oil AB	28,546	171,816
	TF Bank AB	3,701	58,724
#Ω	Thule Group AB	22,184	531,613
	Trelleborg AB, Class B	78,768	1,969,553
	Troax Group AB	16,507	347,348
	VBG Group AB, Class B	5,255	73,814
*	Viaplay Group AB	18,560	458,251

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Vitec Software Group AB, Class B	8,739	$370,166
	Vitrolife AB	7,276	156,002
	Volati AB	12,826	127,823
	Volvo AB, Class A	25,380	527,237
	Volvo AB, Class B	151,957	3,015,359
	Wallenstam AB, Class B	10,628	48,789
	Wihlborgs Fastigheter AB	14,934	122,953
	XANO Industri AB, Class B	12,728	148,275
TOTAL SWEDEN			86,606,316
SWITZERLAND — (7.7%)
	ABB Ltd.	138,947	4,837,530
*	Accelleron Industries AG	7,494	177,011
	Adecco Group AG	144,358	5,361,558
#	Alcon, Inc.	97,268	7,323,784
	Allreal Holding AG	16,566	2,839,343
	ALSO Holding AG	7,288	1,484,525
*	ams-OSRAM AG	230,000	2,148,673
	APG SGA SA	931	182,242
	Arbonia AG	42,331	593,365
*	Aryzta AG	906,262	1,233,991
	Ascom Holding AG	22,571	199,890
#	Autoneum Holding AG	2,656	354,427
	Baloise Holding AG	34,694	5,706,222
	Banque Cantonale de Geneve	1,622	329,762
	Banque Cantonale Vaudoise	26,772	2,544,868
	Barry Callebaut AG	1,411	2,948,048
	Belimo Holding AG	3,885	2,049,122
	Bell Food Group AG	2,112	553,927
	Bellevue Group AG	10,612	453,937
	Berner Kantonalbank AG	5,066	1,273,432
	BKW AG	3,604	518,263
	Bossard Holding AG, Class A	6,265	1,596,408
	Bucher Industries AG	7,246	3,301,759
	Burckhardt Compression Holding AG	2,922	1,809,142
	Burkhalter Holding AG	2,668	247,917
	Bystronic AG	1,238	930,282
	Calida Holding AG	5,059	247,942
	Carlo Gavazzi Holding AG	465	158,453
	Cembra Money Bank AG	27,958	2,482,294
	Chocoladefabriken Lindt & Spruengli AG	8	900,475
*	Cicor Technologies Ltd.	1,805	93,587
	Cie Financiere Richemont SA, Class A	44,982	6,934,299
	Cie Financiere Tradition SA	1,337	156,331
	Clariant AG	232,810	3,992,324
	Coltene Holding AG	4,044	333,522
	Comet Holding AG	4,841	1,119,048
	COSMO Pharmaceuticals NV	2,669	194,094
	Credit Suisse Group AG	120,084	413,675
	Credit Suisse Group AG, Sponsored ADR	112,475	394,786
	Daetwyler Holding AG	4,889	1,036,890
	DKSH Holding AG	39,733	3,385,057
	dormakaba Holding AG	1,607	671,367
*	Dufry AG	73,076	3,354,742
	EFG International AG	164,502	1,537,528
	Emmi AG	2,057	1,916,399
	EMS-Chemie Holding AG	547	407,778
	Energiedienst Holding AG	3,293	157,238
#*	Evolva Holding SA	335,938	33,880

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Feintool International Holding AG	5,901	$133,974
*	Flughafen Zurich AG	21,469	3,911,518
	Forbo Holding AG	847	1,114,422
	Fundamenta Real Estate AG	1,434	25,902
Ω	Galenica AG	49,762	3,891,765
#*	GAM Holding AG	141,610	139,957
	Geberit AG	3,448	1,961,851
	Georg Fischer AG	87,636	6,042,287
	Givaudan SA	1,003	3,251,957
#	Gurit Holding AG, Class BR	3,920	437,940
	Helvetia Holding AG	29,697	3,715,045
	Hiag Immobilien Holding AG	1,074	96,933
*	HOCHDORF Holding AG	524	12,738
	Holcim AG	114,677	6,847,558
	Huber & Suhner AG	17,292	1,658,360
*	Implenia AG	13,050	548,185
*	Ina Invest Holding AG	1,743	37,892
	Inficon Holding AG	1,096	1,147,516
	Interroll Holding AG	448	1,395,468
	Intershop Holding AG	491	329,352
	Investis Holding SA	1,379	150,191
	Julius Baer Group Ltd.	127,245	8,162,043
*	Jungfraubahn Holding AG	3,728	545,523
	Kardex Holding AG	5,933	1,156,323
	Komax Holding AG	3,885	1,278,220
	Kudelski SA	29,355	77,209
	Kuehne + Nagel International AG	6,334	1,510,384
	Landis & Gyr Group AG	23,146	1,705,205
	LEM Holding SA	284	628,803
	Liechtensteinische Landesbank AG	15,182	992,545
#	Logitech International SA	81,714	4,772,902
	Lonza Group AG	3,510	2,002,249
	Luzerner Kantonalbank AG	3,292	1,515,651
Ω	Medacta Group SA	2,925	311,709
Ω	Medmix AG	16,925	329,669
	Meier Tobler Group AG	5,366	246,487
	Metall Zug AG, Class B	208	468,280
	Mikron Holding AG	4,766	52,594
	Mobilezone Holding AG	27,329	496,241
	Mobimo Holding AG	9,533	2,451,333
#*	Molecular Partners AG	4,682	30,477
	Nestle SA	126,847	15,476,481
	Novartis AG, Sponsored ADR	112,884	10,229,548
	Novartis AG	23,271	2,103,909
	Novavest Real Estate AG	352	15,687
	OC Oerlikon Corp. AG	193,080	1,325,639
#*	Orascom Development Holding AG	10,410	86,402
	Orell Fuessli AG	184	16,089
	Orior AG	6,068	502,337
	Partners Group Holding AG	2,214	2,077,388
	Phoenix Mecano AG	583	218,433
	Plazza AG, Class A	723	248,013
	PSP Swiss Property AG	7,620	949,937
	Rieter Holding AG	2,152	249,748
	Roche Holding AG	1,832	571,896
	Romande Energie Holding SA	89	113,220
	Schaffner Holding AG	381	121,513
	Schindler Holding AG	3,669	742,198
	Schweiter Technologies AG	1,067	941,355

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*Ω	Sensirion Holding AG	9,087	$1,081,348
	SFS Group AG	18,326	2,108,487
	SGS SA	505	1,231,510
	Siegfried Holding AG	3,536	2,597,645
	SIG Group AG	198,582	4,922,046
	Sika AG	2,626	746,170
	Softwareone Holding AG	40,722	657,513
	Sonova Holding AG	5,335	1,334,132
	St Galler Kantonalbank AG	2,827	1,549,152
#	Stadler Rail AG	4,257	162,828
	Straumann Holding AG	6,174	808,405
	Sulzer AG	20,091	1,710,823
	Swatch Group AG	11,448	4,144,960
	Swatch Group AG	18,940	1,244,503
	Swiss Life Holding AG	9,631	5,700,085
	Swiss Prime Site AG	56,955	5,075,160
	Swiss Re AG	66,165	6,928,197
*	Swiss Steel Holding AG	513,876	107,600
	Swisscom AG	15,415	9,108,038
	Swissquote Group Holding SA	10,916	1,971,499
	Tecan Group AG	652	273,627
	Temenos AG	22,726	1,622,196
	Thurgauer Kantonalbank	690	88,955
#	Tornos Holding AG	5,138	31,102
	TX Group AG	2,598	407,319
	u-blox Holding AG	6,346	759,052
#*	UBS Group AG	357,301	7,644,720
	Valiant Holding AG	14,511	1,658,068
	Varia U.S. Properties AG	756	38,463
Ω	VAT Group AG	5,791	1,802,760
	Vaudoise Assurances Holding SA	1,091	527,224
	Vetropack Holding AG	10,541	486,287
#*	Von Roll Holding AG	8,846	8,643
	Vontobel Holding AG	42,334	2,998,217
	VP Bank AG, Class A	3,631	391,941
	VZ Holding AG	10,539	838,870
*	V-ZUG Holding AG	1,900	191,353
	Walliser Kantonalbank	1,595	183,893
	Warteck Invest AG	44	108,604
	Ypsomed Holding AG	2,872	589,382
	Zehnder Group AG	10,509	782,168
	Zug Estates Holding AG, Class B	246	485,250
	Zuger Kantonalbank AG	92	743,645
*	Zur Rose Group AG	456	17,204
	Zurich Insurance Group AG	14,535	7,187,972
TOTAL SWITZERLAND			265,552,604
UNITED KINGDOM — (11.7%)
	3i Group PLC	360,493	7,033,121
	4imprint Group PLC	11,755	665,129
*	888 Holdings PLC	147,643	131,862
*	Abcam PLC, Sponsored ADR	8,913	123,623
	abrdn PLC	962,314	2,534,576
*	accesso Technology Group PLC	16,596	167,344
	Admiral Group PLC	48,006	1,305,058
	Advanced Medical Solutions Group PLC	42,667	133,825
	AG Barr PLC	70,741	478,437
Ω	Airtel Africa PLC	476,058	687,266
	AJ Bell PLC	104,260	434,695

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	37,111	$80,380
	Alliance Pharma PLC	303,543	235,087
	Anglo American PLC	83,978	3,622,003
	Anglo-Eastern Plantations PLC	15,637	146,673
	Antofagasta PLC	36,124	776,180
	Argentex Group PLC	35,836	57,555
*	Ascential PLC	180,092	598,141
	Ashmore Group PLC	299,635	986,924
	Ashtead Group PLC	35,490	2,337,683
#*	ASOS PLC	13,541	146,503
	Associated British Foods PLC	34,468	791,220
#*Ω	Aston Martin Lagonda Global Holdings PLC	36,996	75,600
	AstraZeneca PLC, Sponsored ADR	55,758	3,644,900
Ω	Auto Trader Group PLC	142,369	1,104,567
	Aviva PLC	590,641	3,331,125
	Avon Protection PLC	10,708	133,667
	B&M European Value Retail SA	233,366	1,290,587
*	Babcock International Group PLC	573,572	2,166,991
	BAE Systems PLC	104,517	1,106,421
Ω	Bakkavor Group PLC	95,040	135,016
	Balfour Beatty PLC	420,596	1,904,622
	Bank of Georgia Group PLC	39,753	1,311,286
	Barclays PLC, Sponsored ADR	359,916	3,340,020
	Barclays PLC	658,184	1,513,027
	Barratt Developments PLC	578,050	3,285,478
	Beazley PLC	193,481	1,592,232
	Begbies Traynor Group PLC	82,918	147,369
	Bellway PLC	106,203	2,777,805
	Berkeley Group Holdings PLC	35,362	1,810,806
	Bloomsbury Publishing PLC	70,695	388,830
*	BlueJay Mining PLC	269,310	16,199
	Bodycote PLC	148,548	1,192,924
*	boohoo Group PLC	207,345	113,218
	BP PLC	1,487,940	8,987,526
	BRAEMAR PLC	15,684	60,673
	Breedon Group PLC	112,092	94,957
	British American Tobacco PLC, Sponsored ADR	26,809	1,031,878
	British American Tobacco PLC	138,937	5,325,983
	Britvic PLC	178,900	1,716,067
	Brooks Macdonald Group PLC	1,676	45,364
	BT Group PLC	4,467,397	6,882,889
	Bunzl PLC	35,361	1,298,145
	Burberry Group PLC	42,007	1,279,571
	Burford Capital Ltd.	136,358	1,227,266
	Bytes Technology Group PLC	106,235	507,837
*	C&C Group PLC	290,200	576,716
*	Capita PLC	685,708	237,018
	Capital Ltd.	53,870	68,495
*	Capricorn Energy PLC	483,434	1,446,161
*	Card Factory PLC	237,474	278,212
*	Carnival PLC	10,040	95,924
	Carr's Group PLC	10,633	15,927
	Castings PLC	9,986	44,563
*	Cazoo Group Ltd.	36,404	7,663
	Centamin PLC	1,092,581	1,497,781
	Centaur Media PLC	24,139	15,324
	Central Asia Metals PLC	145,077	505,319
	Centrica PLC	3,833,074	4,775,251
	Chemring Group PLC	184,214	643,962

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Chesnara PLC	122,081	$430,179
	City of London Investment Group PLC	13,255	73,327
	Clarkson PLC	22,442	851,389
	Close Brothers Group PLC	144,396	1,729,243
Ω	CMC Markets PLC	104,530	313,123
	Coats Group PLC	1,149,411	1,033,546
	Coca-Cola HBC AG	31,360	762,091
	Compass Group PLC	36,310	867,373
	Computacenter PLC	38,815	1,066,724
Ω	ConvaTec Group PLC	304,670	883,685
*	Costain Group PLC	143,300	81,431
	Cranswick PLC	31,001	1,219,571
	Crest Nicholson Holdings PLC	493,248	1,484,226
	Croda International PLC	12,481	1,063,797
	Currys PLC	1,801,859	1,447,509
	Curtis Banks Group PLC	3,108	12,906
	CVS Group PLC	26,821	666,937
	DCC PLC	33,370	1,900,685
*	De La Rue PLC	48,430	39,843
	Dechra Pharmaceuticals PLC	969	34,367
*Ω	Deliveroo PLC	15,786	18,089
	Devro PLC	147,626	558,028
	DFS Furniture PLC	157,808	291,801
#	Diageo PLC, Sponsored ADR	2,322	410,646
*	Dialight PLC	11,223	34,724
#*	Dignity PLC	16,357	109,983
	Diploma PLC	18,787	635,515
	Direct Line Insurance Group PLC	787,870	1,727,519
	DiscoverIE Group PLC	57,635	611,659
	Diversified Energy Co. PLC	322,312	440,881
	Domino's Pizza Group PLC	123,555	478,543
	dotdigital group PLC	73,697	85,445
	Dr Martens PLC	19,241	36,876
	Drax Group PLC	311,594	2,488,538
	DS Smith PLC	917,419	4,016,376
	Dunelm Group PLC	58,420	840,508
Ω	DWF Group PLC	98,952	99,145
*	easyJet PLC	83,048	505,894
	Ecora Resources PLC	176,159	322,334
	EKF Diagnostics Holdings PLC	91,324	46,274
*	Elementis PLC	497,572	769,130
	EMIS Group PLC	37,849	876,669
	Energean PLC	27,905	400,652
*	EnQuest PLC	1,453,845	393,074
	Entain PLC	53,462	985,874
	Epwin Group PLC	20,620	19,311
*	Ergomed PLC	4,603	68,189
*	Esken Ltd.	201,963	13,898
	Essentra PLC	228,952	611,852
*††	Evraz PLC	67,028	0
	Experian PLC	52,061	1,903,843
*	FD Technologies PLC	2,175	36,821
	FDM Group Holdings PLC	42,136	408,068
	Ferguson PLC	22,136	3,131,468
	Ferrexpo PLC	191,702	375,053
	Firstgroup PLC	685,908	918,332
Ω	Forterra PLC	187,329	493,906
	Foxtons Group PLC	253,365	114,178
*	Frasers Group PLC	111,193	1,075,497

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Fresnillo PLC	26,989	$274,150
*	Frontier Developments PLC	6,616	39,541
	Fuller Smith & Turner PLC, Class A	38,355	232,111
*Ω	Funding Circle Holdings PLC	36,033	25,835
	Galliford Try Holdings PLC	157,284	328,865
	Games Workshop Group PLC	12,414	1,439,938
	Gamma Communications PLC	30,145	439,765
	Gem Diamonds Ltd.	108,420	39,730
	Genel Energy PLC	139,970	221,017
	Genuit Group PLC	171,579	692,001
*	Georgia Capital PLC	35,042	330,780
	Glencore PLC	873,439	5,849,320
	Gooch & Housego PLC	9,022	64,135
	Goodwin PLC	236	10,389
	Grafton Group PLC	152,989	1,736,570
	Grainger PLC	483,137	1,547,283
*	Greencore Group PLC	327,871	322,954
	Greggs PLC	68,837	2,298,602
*	Griffin Mining Ltd.	37,665	42,623
	GSK PLC	13,574	238,435
#	GSK PLC, Sponsored ADR	24,869	876,895
	Gulf Keystone Petroleum Ltd.	211,119	540,965
*Ω	Gym Group PLC	64,979	103,396
	H&T Group PLC	19,362	105,033
*	Haleon PLC	16,968	67,997
#*	Haleon PLC, ADR	77,488	627,653
	Halfords Group PLC	421,270	1,067,101
	Halma PLC	17,896	476,464
	Harbour Energy PLC	95,414	369,041
	Hargreaves Lansdown PLC	43,667	480,740
	Hargreaves Services PLC	4,319	23,483
	Harworth Group PLC	99,677	142,513
	Hays PLC	941,531	1,436,540
	Headlam Group PLC	57,641	235,686
	Helical PLC	131,806	585,167
*	Helios Towers PLC	251,623	332,613
	Henry Boot PLC	89,997	262,916
	Hikma Pharmaceuticals PLC	74,484	1,575,642
	Hill & Smith PLC	66,958	1,042,072
	Hilton Food Group PLC	40,288	330,045
	Hiscox Ltd.	140,587	1,956,715
	Hochschild Mining PLC	315,827	266,815
	Hollywood Bowl Group PLC	130,462	423,304
*Ω	Hostelworld Group PLC	38,772	61,184
	Howden Joinery Group PLC	237,428	2,025,921
	HSBC Holdings PLC	160,618	1,183,489
#	HSBC Holdings PLC, Sponsored ADR	320,826	11,851,312
Ω	HSS Hire Group PLC	43,916	6,485
	Hunting PLC	119,619	513,988
*	Hurricane Energy PLC	108,048	9,761
*	Hyve Group PLC	74,695	67,463
Ω	Ibstock PLC	301,143	627,999
	IDOX PLC	95,089	75,946
	IG Group Holdings PLC	179,725	1,767,106
	IMI PLC	91,312	1,634,952
	Impax Asset Management Group PLC	23,572	226,635
	Imperial Brands PLC	127,262	3,192,523
	Inchcape PLC	342,938	3,866,530
*	Indivior PLC	124,026	2,978,041

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Informa PLC	79,221	$655,217
	IntegraFin Holdings PLC	97,014	374,198
#	InterContinental Hotels Group PLC, ADR	4,801	339,652
	InterContinental Hotels Group PLC	7,891	547,785
	Intermediate Capital Group PLC	38,545	663,258
	International Distributions Services PLC	680,062	1,924,913
	International Personal Finance PLC	374,338	391,150
	Intertek Group PLC	21,290	1,144,274
	Investec PLC	429,772	2,748,586
	iomart Group PLC	63,484	102,704
	IP Group PLC	898,090	675,967
#*	IQE PLC	453,602	265,224
	ITV PLC	2,239,055	2,242,260
*	IWG PLC	432,895	993,135
*	J D Wetherspoon PLC	23,039	129,644
	J Sainsbury PLC	1,180,078	3,827,087
*	James Fisher & Sons PLC	29,543	133,088
	James Halstead PLC	73,456	165,839
	JD Sports Fashion PLC	540,948	1,090,345
	JET2 PLC	32,832	494,928
*	John Wood Group PLC	544,657	954,836
	Johnson Matthey PLC	77,133	2,154,538
	Johnson Service Group PLC	276,930	385,242
Ω	JTC PLC	2,237	19,897
	Jupiter Fund Management PLC	528,230	914,664
*Ω	Just Eat Takeaway.com NV	24,795	634,213
	Just Group PLC	990,354	1,003,029
	Kainos Group PLC	43,100	784,485
	Keller Group PLC	78,359	780,917
*	Kier Group PLC	296,132	250,478
*	Kin & Carta PLC	109,862	299,275
	Kingfisher PLC	1,390,157	4,795,927
	Lancashire Holdings Ltd.	229,799	1,773,845
	Legal & General Group PLC	445,856	1,403,081
*	Liberty Global PLC, Class A	10,594	229,784
*	Liberty Global PLC, Class C	31,782	710,328
	Liontrust Asset Management PLC	17,562	251,626
	Lloyds Banking Group PLC	6,632,075	4,316,124
	Lloyds Banking Group PLC, ADR	328,830	851,670
	London Stock Exchange Group PLC	11,595	1,061,480
	Lookers PLC	242,345	264,626
	LSL Property Services PLC	36,412	118,621
Ω	Luceco PLC	7,552	13,241
	M&G PLC	1,352,385	3,377,337
	Macfarlane Group PLC	112,976	145,391
	Man Group PLC	1,062,578	3,268,972
*	Marks & Spencer Group PLC	1,248,686	2,252,398
	Marshalls PLC	145,571	609,714
*	Marston's PLC	1,100,153	594,150
	Me Group International PLC	267,503	422,580
	Mears Group PLC	97,534	246,663
	Medica Group PLC	16,238	33,088
	Mediclinic International PLC	437,436	2,676,403
	Melrose Industries PLC	2,090,336	3,685,612
*	Metro Bank PLC	101,058	172,671
	Midwich Group PLC	1,516	9,253
*	Mitchells & Butlers PLC	478,313	971,890
	Mitie Group PLC	770,148	742,532
	MJ Gleeson PLC	23,498	116,740

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mondi PLC	73,316	$1,382,582
	Moneysupermarket.com Group PLC	330,495	975,720
	Morgan Advanced Materials PLC	234,614	910,549
	Morgan Sindall Group PLC	37,370	757,499
	Mortgage Advice Bureau Holdings Ltd.	9,355	71,511
*	Motorpoint group PLC	25,365	43,764
	MP Evans Group PLC	6,550	65,882
*	N Brown Group PLC	192,585	87,037
#*	Naked Wines PLC	7,094	11,629
*	National Express Group PLC	990,934	1,632,327
	NatWest Group PLC	750,066	2,861,544
	NCC Group PLC	169,006	391,660
*Ω	Network International Holdings PLC	5,996	19,469
	Next Fifteen Communications Group PLC	40,907	506,763
	Next PLC	12,595	1,031,205
	Ninety One PLC	221,440	540,628
*	NIOX GROUP PLC	36,010	17,351
	Norcros PLC	52,269	131,463
	Numis Corp. PLC	57,466	146,778
*	Ocado Group PLC	6,185	49,495
	OSB Group PLC	331,077	2,232,083
	Oxford Instruments PLC	24,746	715,326
	Pagegroup PLC	203,479	1,145,509
	Pan African Resources PLC	1,515,860	314,774
	Paragon Banking Group PLC	341,394	2,532,809
*	Parkmead Group PLC	43,266	24,008
	PayPoint PLC	42,372	270,817
	Pearson PLC	8,619	98,293
	Pearson PLC, Sponsored ADR	83,518	943,753
*	Pendragon PLC	1,383,100	339,426
	Pennon Group PLC	53,375	605,917
	Persimmon PLC	60,783	1,061,593
*	Petra Diamonds Ltd.	9,651	9,437
#*	Petrofac Ltd.	296,685	304,651
	Pets at Home Group PLC	385,996	1,679,168
*	Pharos Energy PLC	223,153	64,083
	Phoenix Group Holdings PLC	266,708	2,113,895
	Phoenix Spree Deutschland Ltd.	1,965	5,709
*	Playtech PLC	147,184	1,027,177
	Plus500 Ltd.	70,396	1,615,133
	Polar Capital Holdings PLC	47,695	304,845
	Porvair PLC	8,697	64,743
	PPHE Hotel Group Ltd.	8,783	137,712
	Premier Foods PLC	912,815	1,251,723
	Provident Financial PLC	115,562	333,796
#	Prudential PLC, ADR	20,147	671,902
	Prudential PLC	25,712	427,206
*	PureTech Health PLC	72,931	229,122
	PZ Cussons PLC	140,340	376,119
	QinetiQ Group PLC	357,160	1,602,072
Ω	Quilter PLC	994,844	1,181,309
*	Rank Group PLC	148,414	165,982
	Rathbones Group PLC	41,067	1,060,852
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	545,083	612,620
	Reckitt Benckiser Group PLC	11,088	790,141
	Record PLC	46,761	55,809
	Redde Northgate PLC	198,332	1,062,960
	Redrow PLC	255,292	1,637,505

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC, Sponsored ADR	35,523	$1,055,388
	RELX PLC	1,141	33,949
	Renew Holdings PLC	27,034	243,794
*	Renewi PLC	78,121	632,954
	Renishaw PLC	10,589	516,830
*	Renold PLC	12,120	3,747
	Rentokil Initial PLC	237,994	1,443,059
*	Restaurant Group PLC	476,511	214,347
	Rhi Magnesita NV	7,622	256,499
	RHI Magnesita NV	13,487	448,582
	Ricardo PLC	47,273	301,911
	Rightmove PLC	134,417	976,659
	Rio Tinto PLC	7,021	549,753
#	Rio Tinto PLC, Sponsored ADR	73,351	5,820,402
	Robert Walters PLC	41,421	256,159
*	Rolls-Royce Holdings PLC	121	158
	Rotork PLC	331,336	1,305,209
	RS GROUP PLC	102,790	1,195,021
	RWS Holdings PLC	55,639	258,808
	S&U PLC	911	23,210
Ω	Sabre Insurance Group PLC	182,418	231,887
*	Saga PLC	88,627	204,003
	Sage Group PLC	88,044	845,898
*	Savannah Energy PLC	548,390	177,472
	Savills PLC	115,844	1,393,669
	Schroders PLC	67,869	401,365
	ScS Group PLC	3,189	8,645
	Secure Trust Bank PLC	460	4,162
	Senior PLC	280,763	529,413
	Serco Group PLC	889,020	1,601,252
	Serica Energy PLC	169,033	528,944
	Severfield PLC	241,984	185,095
	Severn Trent PLC	20,628	717,873
	Shell PLC	74,667	2,192,056
	Shell PLC, ADR	362,942	21,344,619
*	SIG PLC	594,916	256,997
	Sirius Real Estate Ltd.	113,143	118,140
	Smart Metering Systems PLC	56,635	609,409
#	Smith & Nephew PLC, Sponsored ADR	7,833	217,757
	Smith & Nephew PLC	40,935	565,326
	Smiths Group PLC	82,618	1,763,647
	Softcat PLC	56,427	844,368
*	SolGold PLC	336,778	67,275
	Spectris PLC	28,041	1,111,685
	Speedy Hire PLC	591,451	293,072
	Spirax-Sarco Engineering PLC	8,561	1,222,870
*Ω	Spire Healthcare Group PLC	354,809	1,063,036
	Spirent Communications PLC	294,438	797,954
	SSE PLC	104,466	2,229,792
*	SSP Group PLC	219,035	701,254
	St. James's Place PLC	20,916	317,165
*	Staffline Group PLC	15,898	6,967
	Standard Chartered PLC	631,178	5,301,651
	SThree PLC	84,180	440,826
#	Strix Group PLC	10,709	12,925
††	Studio Retail Group PLC	41,980	11,158
*	Superdry PLC	54,417	80,929
	Synthomer PLC	227,966	440,128
	Tate & Lyle PLC	172,927	1,610,309

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tatton Asset Management PLC	1,745	$10,047
	Taylor Wimpey PLC	1,887,582	2,738,732
	TBC Bank Group PLC	36,340	1,068,182
	TClarke PLC	5,747	10,210
	Telecom Plus PLC	48,862	1,203,443
	Tesco PLC	1,119,426	3,402,361
Ω	TI Fluid Systems PLC	113,380	166,606
	Topps Tiles PLC	105,193	62,907
	TP ICAP Group PLC	717,913	1,563,544
	Travis Perkins PLC	231,722	2,906,898
#*	Tremor International Ltd.	9,296	37,744
*	Tremor International Ltd., ADR	13,160	107,254
	Trifast PLC	53,698	52,618
	TT Electronics PLC	159,866	365,913
#*	Tullow Oil PLC	760,878	338,833
	Tyman PLC	101,704	326,145
	Unilever PLC, Sponsored ADR	24,421	1,247,913
	United Utilities Group PLC	21,305	278,777
*	Verici Dx PLC	1,745	247
	Vertu Motors PLC	300,751	221,494
	Vesuvius PLC	250,519	1,263,381
	Victrex PLC	25,792	586,988
	VIDENDUM PLC	25,958	330,024
	Virgin Money UK PLC	1,193,529	2,855,761
	Vistry Group PLC	189,387	1,744,280
	Vodafone Group PLC	2,985,380	3,444,570
	Vodafone Group PLC, Sponsored ADR	52,953	613,198
	Volex PLC	35,479	111,720
	Volution Group PLC	116,887	545,102
	Vp PLC	2,603	22,837
*Ω	Watches of Switzerland Group PLC	106,014	1,244,515
	Watkin Jones PLC	116,686	163,519
	Weir Group PLC	62,631	1,380,638
	WH Smith PLC	52,027	1,027,406
	Whitbread PLC	80,560	3,034,068
	Wickes Group PLC	242,688	454,337
	Wincanton PLC	79,650	289,459
#	WPP PLC, Sponsored ADR	1,024	59,924
	WPP PLC	104,858	1,225,133
*	Xaar PLC	64,800	136,813
	XP Power Ltd.	5,283	158,073
	XPS Pensions Group PLC	36,448	72,351
	Young & Co's Brewery PLC, Class A	22,216	282,757
TOTAL UNITED KINGDOM			402,486,731
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	61,428	1,165,170
*	GXO Logistics, Inc.	341	17,853
*	Noble Corp. PLC	15,493	627,849
#	VAALCO Energy, Inc.	20,900	97,187
TOTAL UNITED STATES			1,908,059
TOTAL COMMON STOCKS			3,299,006,049
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,102	1,051,791
	Draegerwerk AG & Co. KGaA	8,815	394,633

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Fuchs Petrolub SE	40,107	$1,600,044
	Henkel AG & Co. KGaA	9,476	675,641
	Jungheinrich AG	31,156	1,239,069
	Porsche Automobil Holding SE	33,026	1,974,845
	Sartorius AG	1,860	834,047
	Sixt SE	11,035	840,930
	STO SE & Co. KGaA	2,398	402,822
	Villeroy & Boch AG	8,449	181,310
	Volkswagen AG	32,657	4,529,221
TOTAL GERMANY			13,724,353
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	12,258	87
*	Decmil Group Ltd. Warrants 09/06/23	965	0
*	Highfield Resources Ltd. Warrants 06/19/24	1,592	0
#*	Medical Developments International Ltd. Warrants 9/30/24	609	60
TOTAL AUSTRALIA			147
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	14,098	0
*††	S Immo AG 8/11/23	19,003	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	90,066	56,742
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	172
TOTAL CANADA			56,914
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	18,700	310
ITALY — (0.0%)
#*	Webuild SpA	10,222	0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	926,726	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion	42,127	21,374
*	Sacyr SA	352,783	24,034
TOTAL SPAIN			45,408
SWEDEN — (0.0%)
#*	Fingerprint Cards AB Warrants 09/08/23	8,572	641
TOTAL RIGHTS/WARRANTS			103,420
TOTAL INVESTMENT SECURITIES (Cost $2,693,782,411)			3,312,833,822

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	10,304,308	119,200,240
TOTAL INVESTMENTS — (100.0%)
(Cost $2,812,951,511)^^			$3,432,034,062

International Vector Equity Portfolio
CONTINUED
As of January 31, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	115	03/17/23	$22,777,998	$23,517,500	$739,502
Total Futures Contracts			$22,777,998	$23,517,500	$739,502
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,340,660	$218,725,426	$29,960	$224,096,046
Austria	—	23,060,682	—	23,060,682
Belgium	1,969,591	46,106,148	—	48,075,739
Canada	373,411,774	1,138,570	3,842	374,554,186
China	961,863	787,543	—	1,749,406
Colombia	218,908	—	—	218,908
Denmark	—	81,030,466	—	81,030,466
Finland	—	52,816,388	—	52,816,388
France	377,871	254,180,136	—	254,558,007
Germany	7,176,148	208,354,062	—	215,530,210
Hong Kong	—	74,283,574	48,048	74,331,622
Ireland	6,514,413	18,228,604	—	24,743,017
Israel	2,427,018	28,151,586	—	30,578,604
Italy	1,712,599	89,807,974	—	91,520,573
Japan	10,851,377	756,649,510	—	767,500,887
Netherlands	13,732,892	97,850,197	—	111,583,089
New Zealand	12,432	12,521,536	—	12,533,968
Norway	987,155	29,944,662	—	30,931,817
Portugal	—	11,428,806	—	11,428,806
Singapore	—	34,129,157	—	34,129,157
Spain	2,420,544	75,060,217	—	77,480,761
Sweden	44,984	86,561,332	—	86,606,316
Switzerland	22,284,379	243,268,225	—	265,552,604
United Kingdom	57,368,366	345,107,207	11,158	402,486,731
United States	115,040	1,793,019	—	1,908,059
Preferred Stocks
Germany	—	13,724,353	—	13,724,353
Rights/Warrants
Australia	—	147	—	147
Canada	—	56,914	—	56,914
Hong Kong	—	310	—	310
Spain	—	45,408	—	45,408
Sweden	—	641	—	641
Securities Lending Collateral	—	119,200,240	—	119,200,240
Futures Contracts**	739,502	—	—	739,502
TOTAL	$508,667,516	$2,924,013,040	$93,008^	$3,432,773,564
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$157,978,690
Investment in Dimensional Emerging Markets Value Fund		78,628,100
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,064,387	21,692,200
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $218,630,607)^^		$258,298,990
Summary of the Portfolio’s investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$258,298,990	—	—	$258,298,990
TOTAL	$258,298,990	—	—	$258,298,990

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.4%)
AUSTRALIA — (5.1%)
*	A2B Australia Ltd.	25,878	$20,739
	Accent Group Ltd.	81,685	127,026
	Acrow Formwork & Construction Services Ltd.	28,450	13,207
	Adairs Ltd.	36,267	74,244
	Adbri Ltd.	83,891	110,310
*	Aeris Resources Ltd.	24,186	11,017
*	Ainsworth Game Technology Ltd.	37,289	27,531
*	Alkane Resources Ltd.	119,817	56,977
*	Alliance Aviation Services Ltd.	17,216	40,913
*	Allkem Ltd.	33,663	312,525
*	AMA Group Ltd.	167,515	24,306
*	AMP Ltd.	261,795	248,340
	Ampol Ltd.	40,765	884,024
	Ansell Ltd.	30,027	600,106
	Appen Ltd.	5,538	10,125
	AUB Group Ltd.	10,215	171,111
*	Aurelia Metals Ltd.	140,551	14,532
	Aurizon Holdings Ltd.	422,485	1,104,274
*	Aussie Broadband Ltd.	379	808
	Austal Ltd.	102,095	119,811
	Austin Engineering Ltd.	125,433	31,043
*	Australian Agricultural Co. Ltd.	93,256	114,060
	Australian Vintage Ltd.	49,798	21,518
	Auswide Bank Ltd.	11,617	47,936
	AVJennings Ltd.	21,750	6,606
	Bank of Queensland Ltd.	175,181	866,244
	Bapcor Ltd.	77,306	349,610
	Base Resources Ltd.	198,144	30,057
*	BCI Minerals Ltd.	184,277	37,861
	Beach Energy Ltd.	423,772	455,380
	Beacon Minerals Ltd.	563,983	12,394
	Bega Cheese Ltd.	70,343	193,611
	Bell Financial Group Ltd.	35,130	25,588
	Bendigo & Adelaide Bank Ltd.	152,298	1,085,642
*	Betmakers Technology Group Ltd.	46,896	7,555
	BlueScope Steel Ltd.	22,740	310,094
	Bravura Solutions Ltd.	59,807	36,636
	Brickworks Ltd.	20,482	344,971
*	BWX Ltd.	41,408	6,325
	Calima Energy Ltd.	94,438	9,361
*	Cann Group Ltd.	57,790	7,755
	Capitol Health Ltd.	168,805	34,539
	Capral Ltd.	4,333	25,282
*	Catapult Group International Ltd.	16,195	8,249
	Cedar Woods Properties Ltd.	19,289	62,734
	Challenger Ltd.	151,229	775,315
	Champion Iron Ltd.	69,145	351,843
*	Clean Seas Seafood Ltd.	24,111	9,718
	Cleanaway Waste Management Ltd.	145,883	282,671
	ClearView Wealth Ltd.	27,271	9,624
	Codan Ltd.	14,992	56,610
	Collins Foods Ltd.	20,698	118,099
*	Cooper Energy Ltd.	826,066	105,122
	Corporate Travel Management Ltd.	12,453	163,199
	Costa Group Holdings Ltd.	101,206	210,557

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Countplus Ltd.	14,821	$7,034
	CSR Ltd.	129,917	486,214
	Domain Holdings Australia Ltd.	57,445	131,425
	Downer EDI Ltd.	189,747	507,773
	Eagers Automotive Ltd.	20,848	169,562
	Earlypay Ltd.	25,704	3,455
*	Eclipx Group Ltd.	85,592	123,632
	Elanor Investor Group	28,014	33,659
	Elders Ltd.	38,689	266,361
	Emeco Holdings Ltd.	101,496	54,402
*	EML Payments Ltd.	30,847	14,678
	Enero Group Ltd.	17,789	38,343
*	EnviroSuite Ltd.	119,836	10,627
	EQT Holdings Ltd.	7,053	123,323
	Estia Health Ltd.	60,522	86,527
	Eureka Group Holdings Ltd.	40,287	12,520
	Euroz Hartleys Group Ltd.	32,068	26,610
	Evolution Mining Ltd.	313,376	712,117
	EVT Ltd.	26,365	263,475
*	Experience Co. Ltd.	55,953	11,147
	Fenix Resources Ltd.	55,372	10,220
	Finbar Group Ltd.	36,407	17,873
	Fleetwood Ltd.	26,550	27,033
	G8 Education Ltd.	246,757	219,477
*	Gascoyne Resources Ltd.	105,608	14,536
*	Genex Power Ltd.	204,048	20,916
	Gold Road Resources Ltd.	215,708	252,336
*	Good Drinks Australia Ltd.	8,765	4,027
	GrainCorp Ltd., Class A	64,503	346,343
	Grange Resources Ltd.	148,290	107,004
	GUD Holdings Ltd.	31,339	186,171
	GWA Group Ltd.	57,237	88,021
	Harvey Norman Holdings Ltd.	156,974	498,351
	Healius Ltd.	161,706	368,907
	Healthia Ltd.	7,132	7,066
	Helia Group Ltd.	111,378	220,817
	Helloworld Travel Ltd.	5,910	7,508
	Horizon Oil Ltd.	246,669	26,276
	HT&E Ltd.	46,336	36,731
	Iluka Resources Ltd.	98,164	755,340
	Imdex Ltd.	21,787	38,687
	Incitec Pivot Ltd.	445,077	1,088,307
	Insignia Financial Ltd.	175,767	436,349
	Integral Diagnostics Ltd.	39,443	89,352
	InvoCare Ltd.	28,223	230,651
	IVE Group Ltd.	26,541	45,494
	Jupiter Mines Ltd.	301,697	49,007
*	Karoon Energy Ltd.	132,359	218,949
	Kelsian Group Ltd.	19,159	79,460
	Lendlease Corp. Ltd.	34,785	212,408
	Lindsay Australia Ltd.	25,714	12,926
	Link Administration Holdings Ltd.	112,098	152,785
	MA Financial Group Ltd.	19,124	67,734
	Maas Group Holdings Ltd.	7,372	14,643
	Macmahon Holdings Ltd.	268,775	29,451
	Magellan Financial Group Ltd.	21,210	134,830
	Maggie Beer Holdings Ltd.	39,479	6,040
	MaxiPARTS Ltd.	12,978	18,091
	Mayne Pharma Group Ltd.	19,104	40,907

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	McPherson's Ltd.	30,963	$15,634
*	Mesoblast Ltd.	67,978	45,866
*	Metals X Ltd.	140,780	40,996
	Michael Hill International Ltd.	60,880	45,275
*	MMA Offshore Ltd.	94,336	63,093
	Monadelphous Group Ltd.	22,809	224,810
	Monash IVF Group Ltd.	81,202	59,819
	MotorCycle Holdings Ltd.	10,754	17,287
*	Mount Gibson Iron Ltd.	231,614	98,454
	Myer Holdings Ltd.	222,090	153,771
	MyState Ltd.	29,015	81,817
	National Tyre & Wheel Ltd.	14,448	6,448
*	New Century Resources Ltd.	18,218	12,075
	New Hope Corp. Ltd.	117,510	487,009
	Newcrest Mining Ltd.	11,804	187,375
	Nickel Industries Ltd.	260,492	203,672
	Nine Entertainment Co. Holdings Ltd.	313,605	453,733
	NRW Holdings Ltd.	115,605	249,558
	Nufarm Ltd.	94,724	398,582
	OM Holdings Ltd.	28,351	15,861
*	Omni Bridgeway Ltd.	41,878	120,227
	oOh!media Ltd.	138,816	141,344
	OZ Minerals Ltd.	93,959	1,861,028
	Pact Group Holdings Ltd.	38,229	28,485
*	Panoramic Resources Ltd.	490,517	62,978
*	Pantoro Ltd.	362,717	24,429
	Paragon Care Ltd.	93,760	19,584
	Peet Ltd.	121,341	97,822
*	Peninsula Energy Ltd.	112,007	11,637
	PeopleIN Ltd.	9,276	21,708
*	Perenti Ltd.	198,527	176,394
	Perpetual Ltd.	23,070	417,950
	Perseus Mining Ltd.	346,093	525,811
*	PEXA Group Ltd.	14,906	137,623
*	PointsBet Holdings Ltd.	32,779	33,031
	Premier Investments Ltd.	21,469	424,533
	Probiotec Ltd.	6,809	10,477
	Propel Funeral Partners Ltd.	10,928	32,366
	QANTM Intellectual Property Ltd.	10,224	6,792
	Qube Holdings Ltd.	324,642	705,927
	Ramelius Resources Ltd.	421,947	299,347
*	Red 5 Ltd.	42,334	6,319
*	Regional Express Holdings Ltd.	9,110	9,943
	Regis Resources Ltd.	190,085	288,956
*	Reject Shop Ltd.	9,918	28,807
	Reliance Worldwide Corp. Ltd.	163,229	408,801
*	Resolute Mining Ltd.	556,171	108,238
*	Rex Minerals Ltd.	131,221	25,583
	Ridley Corp. Ltd.	73,183	100,090
	Sandfire Resources Ltd.	119,053	530,569
	Select Harvests Ltd.	36,509	103,330
	Servcorp Ltd.	4,163	9,142
	Service Stream Ltd.	176,528	77,630
	Seven Group Holdings Ltd.	22,509	362,276
	SG Fleet Group Ltd.	19,134	27,473
	Shaver Shop Group Ltd.	17,609	15,059
	Shriro Holdings Ltd.	11,748	6,561
	Sigma Healthcare Ltd.	278,343	125,087
*	Silver Lake Resources Ltd.	262,048	242,292

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Sims Ltd.	47,006	$510,389
	Southern Cross Electrical Engineering Ltd.	64,303	32,084
	Southern Cross Media Group Ltd.	60,126	49,187
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	67,640	34,487
*	St Barbara Ltd.	233,634	126,159
*	Star Entertainment Group Ltd.	249,646	344,476
	Sunland Group Ltd.	37,093	46,645
	Super Retail Group Ltd.	37,548	338,835
*	Superloop Ltd.	108,931	55,535
	Symbio Holdings Ltd.	6,901	9,281
*	Syrah Resources Ltd.	170,622	268,285
	Tabcorp Holdings Ltd.	546,924	406,799
	Ten Sixty Four Ltd.	76,973	33,746
	Tribune Resources Ltd.	2,830	7,609
*	Tuas Ltd.	29,329	28,457
	United Malt Grp Ltd.	78,780	203,703
	Vita Group Ltd.	38,057	2,688
Ω	Viva Energy Group Ltd.	208,931	431,950
*	West African Resources Ltd.	213,897	169,500
*	Westgold Resources Ltd.	124,168	107,035
	Whitehaven Coal Ltd.	222,477	1,322,879
*††	Wiluna Mining Corp. Ltd.	13,267	1,440
	Worley Ltd.	73,105	802,522
	Yancoal Australia Ltd.	55,333	230,392
TOTAL AUSTRALIA			35,510,510
AUSTRIA — (0.7%)
*	Addiko Bank AG	2,488	32,486
	Agrana Beteiligungs AG	3,056	54,881
Ω	BAWAG Group AG	18,563	1,149,882
	Erste Group Bank AG	16,335	619,817
	Lenzing AG	330	23,371
	Porr AG	3,662	52,727
*	Raiffeisen Bank International AG	36,666	659,701
	Semperit AG Holding	1,695	41,630
	Strabag SE	3,720	157,194
	Telekom Austria AG	6,757	45,418
	UBM Development AG	983	31,960
	UNIQA Insurance Group AG	21,760	182,989
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	248,658
	voestalpine AG	35,233	1,170,672
	Wienerberger AG	11,938	358,987
	Zumtobel Group AG	5,267	41,890
TOTAL AUSTRIA			4,872,263
BELGIUM — (1.3%)
	Ackermans & van Haaren NV	6,826	1,181,271
	Ageas SA	52,470	2,561,688
*	AGFA-Gevaert NV	56,737	177,841
	Atenor	1,712	93,505
	Bekaert SA	12,618	532,290
	bpost SA	31,716	171,948
*	Cie d'Entreprises CFE	2,176	21,945
	Deceuninck NV	26,971	72,828
*	Deme Group NV	2,176	281,557
	Etablissements Franz Colruyt NV	12,680	335,307
*	Euronav NV	60,537	953,081

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Exmar NV	10,727	$90,152
*	Greenyard NV	6,487	47,253
	Immobel SA	1,012	51,942
	Jensen-Group NV	1,292	42,871
*	Ontex Group NV	32,809	254,990
	Proximus SADP	41,068	420,829
	Roularta Media Group NV	1,025	20,273
	Sipef NV	1,661	99,773
	Solvay SA	10,559	1,230,456
	TER Beke SA	154	13,693
*	Tessenderlo Group SA	7,540	266,636
	VGP NV	416	41,567
	Viohalco SA	1,948	9,519
TOTAL BELGIUM			8,973,215
BRAZIL — (1.1%)
*	3R Petroleum Oleo E Gas SA	20,240	178,744
	Allied Tecnologia SA	5,800	6,398
	Alper Consultoria e Corretora de Seguros SA	2,000	11,091
*	Anima Holding SA	25,236	21,973
	Atacadao SA	82,977	268,891
	Banco Modal SA	73,500	35,763
	Bemobi Mobile Tech SA	9,900	31,204
	Boa Safra Sementes SA	7,600	16,918
	Boa Vista Servicos SA	39,800	60,371
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	57,066
*	BRF SA	104,070	163,189
	Camil Alimentos SA	30,200	49,319
	CCR SA	174,626	404,547
	Cia Brasileira de Aluminio	23,974	59,979
	Cia Brasileira de Distribuicao	36,914	150,672
	Cia Siderurgica Nacional SA, Sponsored ADR	9,987	36,752
	Cia Siderurgica Nacional SA	94,675	345,032
	Cielo SA	204,186	201,519
*	Cogna Educacao	352,035	165,050
*	Construtora Tenda SA	16,600	15,631
	Cruzeiro do Sul Educacional SA	21,800	15,031
	CSU Digital SA	11,000	24,205
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	183,064
	Dexco SA	88,928	132,088
	Diagnosticos da America SA	14,098	30,466
	Dimed SA Distribuidora da Medicamentos	12,800	25,896
	Direcional Engenharia SA	14,900	46,875
*	Embraer SA	132,397	426,431
	Empreendimentos Pague Menos SA	47,600	39,289
	Enauta Participacoes SA	21,200	62,853
	Eternit SA	6,900	19,206
	Even Construtora e Incorporadora SA	18,597	17,512
	Ez Tec Empreendimentos e Participacoes SA	23,735	68,498
	Fras-Le SA	14,200	28,784
*	Gafisa SA	10,804	27,583
	Grendene SA	57,000	73,435
	Grupo De Moda Soma SA	82,372	170,381
*	Grupo Mateus SA	63,884	86,080
	Grupo SBF SA	16,500	36,014
	Guararapes Confeccoes SA	20,300	20,395
*	Hidrovias do Brasil SA	122,297	52,279
*††	Hua Han Health Industry Holdings Ltd.	604,000	0
*	International Meal Co. Alimentacao SA, Class A	30,475	15,069

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Iochpe-Maxion SA	33,526	$75,687
	Irani Papel e Embalagem SA	23,200	36,288
*	IRB Brasil Resseguros SA	6,589	33,916
	Jalles Machado SA	8,200	11,970
	JHSF Participacoes SA	89,076	90,369
	JSL SA	17,000	21,768
	Kepler Weber SA	12,000	54,678
	Lavvi Empreendimentos Imobiliarios Ltda	19,500	21,051
	Localiza Rent a Car SA	18,349	214,024
	Localiza Rent a Car SA	112	1,306
*Ω	Locaweb Servicos de Internet SA	67,476	85,204
*	Lojas Quero Quero SA	31,046	22,629
	M Dias Branco SA	15,478	104,339
	Mahle-Metal Leve SA	7,100	47,722
	Marcopolo SA	31,900	16,150
*	Marisa Lojas SA	25,908	7,043
	Melnick Even Desenvolvimento Imobiliario SA	13,300	7,860
	Mills Estruturas e Servicos de Engenharia SA	27,900	57,819
*	Moura Dubeux Engenharia SA	11,800	13,180
	Movida Participacoes SA	26,076	38,783
	MRV Engenharia e Participacoes SA	70,151	97,012
	Multilaser Industrial SA	16,800	11,087
	Natura & Co. Holding SA	149,192	427,623
	Porto Seguro SA	41,568	212,086
	Positivo Tecnologia SA	18,900	31,833
	Qualicorp Consultoria e Corretora de Seguros SA	17,300	21,505
Ω	Rede D'Or Sao Luiz SA	57,592	361,916
	Romi SA	8,561	32,414
	Sao Carlos Empreendimentos e Participacoes SA	6,400	19,277
	Sao Martinho SA	17,800	87,697
	Sinqia SA	11,154	38,804
	Tegma Gestao Logistica SA	5,500	20,423
	TIM SA	157,083	364,834
	Tres Tentos Agroindustrial SA	18,600	37,081
	Tupy SA	19,896	105,863
	Ultrapar Participacoes SA	126,297	328,164
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	32,061
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	17,644
*	Via SA	149,040	70,464
	Vibra Energia SA	77,499	251,292
	Vulcabras Azaleia SA	17,600	40,946
	Wilson Sons Holdings Brasil SA	7,764	15,753
	YDUQS Participacoes SA	36,763	74,811
*	Zamp SA	34,700	37,255
TOTAL BRAZIL			7,581,174
CANADA — (7.8%)
*	5N Plus, Inc.	32,502	77,191
	Acadian Timber Corp.	3,300	40,154
	ADENTRA, Inc.	3,840	92,930
*	Advantage Energy Ltd.	59,400	370,538
	Aecon Group, Inc.	18,709	157,625
	Africa Oil Corp.	31,600	65,786
	AG Growth International, Inc.	4,400	164,717
	AGF Management Ltd., Class B	22,400	142,594
*	Aimia, Inc.	17,503	48,278
	Alamos Gold, Inc.,Class A	116,261	1,282,784
	Alaris Equity Partners Income	11,300	151,680

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Algoma Central Corp.	3,700	$45,605
	AltaGas Ltd.	69,373	1,297,208
	Altius Minerals Corp.	14,510	243,842
	Amerigo Resources Ltd.	35,600	41,472
	Andrew Peller Ltd., Class A	8,402	31,447
	ARC Resources Ltd.	157,602	1,831,217
*	Argonaut Gold, Inc.	50,712	27,061
*	Aurora Cannabis, Inc.	28,531	29,806
	B2Gold Corp.	296,898	1,178,368
*	Baytex Energy Corp.	102,474	474,420
	Birchcliff Energy Ltd.	82,787	530,738
	Bird Construction, Inc.	14,359	91,730
	Black Diamond Group Ltd.	9,300	35,647
*	Bonterra Energy Corp.	8,208	41,023
*	Calfrac Well Services Ltd.	7,608	36,423
	Calian Group Ltd.	1,744	80,807
*	Calibre Mining Corp.	35,119	28,506
	Canaccord Genuity Group, Inc.	24,200	209,344
	Canadian Western Bank	25,824	545,767
*	Canfor Corp.	18,200	344,836
*	Canfor Pulp Products, Inc.	7,844	23,994
*	Capstone Copper Corp.	22,271	109,300
	Cardinal Energy Ltd.	36,370	209,383
	Cascades, Inc.	24,037	166,383
*	Celestica, Inc.	34,209	455,809
	Centerra Gold, Inc.	56,200	360,714
	CES Energy Solutions Corp.	68,511	149,323
	CI Financial Corp.	38,039	453,706
	Cogeco Communications, Inc.	3,921	202,599
	Cogeco, Inc.	1,600	71,321
*	Colabor Group, Inc.	12,300	7,303
	Conifex Timber, Inc.	8,294	10,348
*	Converge Technology Solutions Corp.	19,100	82,685
*	Copper Mountain Mining Corp.	45,910	77,980
	Corus Entertainment, Inc., Class B	55,143	93,248
	Crescent Point Energy Corp.	171,589	1,281,065
*	Crew Energy, Inc.	47,200	163,535
*	Cronos Group, Inc.	52,478	132,245
*	dentalcorp Holdings Ltd.	9,153	67,278
	Dexterra Group, Inc.	11,120	49,894
	Doman Building Materials Group Ltd.	18,957	105,716
	Dorel Industries, Inc., Class B	5,500	22,776
	DREAM Unlimited Corp., Class A	10,000	210,214
	Dundee Precious Metals, Inc.	55,638	363,379
	Dye & Durham Ltd.	6,117	97,832
	Dynacor Group, Inc.	10,400	22,433
	E-L Financial Corp. Ltd.	500	346,984
*	Eldorado Gold Corp.	51,945	497,201
	Empire Co. Ltd., Class A	31,178	897,227
	Endeavour Mining PLC	43,136	1,016,364
	Enerflex Ltd.	25,826	186,336
*	Ensign Energy Services, Inc.	24,494	71,427
	EQB, Inc.	7,306	362,074
*	Equinox Gold Corp.	67,620	307,855
	Exchange Income Corp.	4,867	202,793
	Exco Technologies Ltd.	7,000	40,141
	Finning International, Inc.	36,989	1,043,604
	First Majestic Silver Corp.	43,983	347,026
*	Fortuna Silver Mines, Inc.	67,938	261,562

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Frontera Energy Corp.	14,808	$135,109
*	Galiano Gold, Inc.	46,170	28,107
	Gamehost, Inc.	1,600	9,680
	Gear Energy Ltd.	24,772	21,411
*	GoldMoney, Inc.	8,400	11,364
*	Gran Tierra Energy, Inc.	146,400	141,938
*	H2O Innovation, Inc.	7,000	12,679
	Hammond Power Solutions, Inc.	2,700	49,716
*	Heroux-Devtek, Inc.	10,300	115,421
	High Liner Foods, Inc.	6,800	73,849
	HLS Therapeutics, Inc.	3,200	22,487
	Home Capital Group, Inc.	16,933	539,850
	Hudbay Minerals, Inc.	63,353	368,057
	iA Financial Corp., Inc.	30,644	1,891,542
*	IAMGOLD Corp.	106,984	300,680
	IGM Financial, Inc.	9,533	297,550
*	Interfor Corp.	15,644	312,868
*	Journey Energy, Inc.	9,502	36,350
	K-Bro Linen, Inc.	2,700	58,828
*	Kelt Exploration Ltd.	45,290	155,556
	Kinross Gold Corp.	332,028	1,542,661
	KP Tissue, Inc.	3,200	24,507
	Lassonde Industries, Inc., Class A	900	79,039
	Laurentian Bank of Canada	13,195	354,729
	Leon's Furniture Ltd.	8,521	120,397
*	Lightspeed Commerce, Inc.	36,105	653,500
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	698,830
	Logistec Corp., Class B	700	22,570
*	Lucara Diamond Corp.	96,116	45,510
	Lundin Gold, Inc.	14,491	167,721
	Lundin Mining Corp.	164,550	1,245,364
	Magellan Aerospace Corp.	4,379	30,278
*	Major Drilling Group International, Inc.	5,791	48,006
*	Mandalay Resources Corp.	16,200	29,708
	Maple Leaf Foods, Inc.	18,949	360,167
	Martinrea International, Inc.	26,137	252,815
*	MDA Ltd.	6,238	32,349
	Medical Facilities Corp.	7,992	47,992
*	MEG Energy Corp.	81,109	1,340,488
	Melcor Developments Ltd.	4,500	39,266
	Methanex Corp.	15,692	742,728
	MTY Food Group, Inc.	4,328	223,890
	Mullen Group Ltd.	27,386	289,801
	Neo Performance Materials, Inc.	1,628	14,059
*	New Gold, Inc.	163,375	192,776
	NFI Group, Inc.	2,780	22,586
	North American Construction Group Ltd.	6,908	102,377
*	Nuvei Corp.	2,700	95,391
*	NuVista Energy Ltd.	53,200	445,816
*	Obsidian Energy Ltd.	13,900	92,018
*	OceanaGold Corp.	211,236	457,224
*	Organigram Holdings, Inc.	15,400	14,120
	Osisko Gold Royalties Ltd.	51,416	688,059
	Pan American Silver Corp.	50,246	915,985
	Paramount Resources Ltd., Class A	19,972	461,710
	Parex Resources, Inc.	29,536	502,792
	Park Lawn Corp.	10,023	203,089
*	Petrus Resources Ltd.	7,000	11,364

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Peyto Exploration & Development Corp.	52,912	$482,374
	PHX Energy Services Corp.	11,400	68,286
*	Pipestone Energy Corp.	14,200	31,590
	Pizza Pizza Royalty Corp.	7,500	79,591
	Polaris Renewable Energy, Inc.	6,400	69,361
*	Precision Drilling Corp.	4,480	357,033
	Primo Water Corp.	39,200	612,853
	Quarterhill, Inc.	34,899	49,835
	Rogers Sugar, Inc.	27,030	116,201
*	Roots Corp.	9,200	19,706
	Russel Metals, Inc.	16,034	390,562
	Sandstorm Gold Ltd.	47,632	275,789
	Savaria Corp.	3,900	43,644
	Secure Energy Services, Inc.	46,381	282,354
	Shaw Communications, Inc., Class B	49,246	1,465,561
*	ShawCor Ltd.	24,476	261,215
	Sienna Senior Living, Inc.	13,200	121,033
Ω	Sleep Country Canada Holdings, Inc.	1,800	35,025
	SNC-Lavalin Group, Inc.	41,940	899,919
Ω	Spin Master Corp.	1,900	49,922
	SSR Mining, Inc.	62,368	1,054,461
	Stelco Holdings, Inc.	12,563	488,810
	Stella-Jones, Inc.	14,809	538,914
*Ω	STEP Energy Services Ltd.	5,100	20,162
*	SunOpta, Inc.	3,534	28,873
	Superior Plus Corp.	47,700	385,744
	Supremex, Inc.	4,400	24,405
	Surge Energy, Inc.	10,117	74,211
*	Taiga Building Products Ltd.	11,800	27,404
	Tamarack Valley Energy Ltd.	105,475	382,090
*	Taseko Mines Ltd.	74,112	132,010
	TELUS Corp.	402	8,665
	Tidewater Midstream & Infrastructure Ltd.	79,505	63,936
*	Torex Gold Resources, Inc.	22,164	304,671
	Total Energy Services, Inc.	11,632	81,041
	Transcontinental, Inc., Class A	24,323	271,830
	Tree Island Steel Ltd.	2,700	7,102
*	Trican Well Service Ltd.	59,975	155,060
*	Uni-Select, Inc.	12,550	374,269
	Vermilion Energy, Inc.	45,347	695,388
	VersaBank	3,835	30,091
*	Viemed Healthcare, Inc.	8,153	69,219
	Wajax Corp.	6,900	119,274
	West Fraser Timber Co. Ltd.	19,494	1,694,984
	Western Forest Products, Inc.	106,255	113,398
	Whitecap Resources, Inc.	159,435	1,328,872
	Winpak Ltd.	8,514	265,937
*††	Xebec Adsorption, Inc.	18,924	0
	Yamana Gold, Inc.	287,677	1,736,096
TOTAL CANADA			53,694,096
CHILE — (0.1%)
	CAP SA	5,336	49,285
	Empresa Nacional de Telecomunicaciones SA	17,711	67,936
	Empresas CMPC SA	142,166	244,468
	Grupo Security SA	345,221	80,220
	Inversiones Aguas Metropolitanas SA	75,503	44,781
	Inversiones La Construccion SA	7,291	32,962
	Itau CorpBanca Chile SA	14,259,456	32,456

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Ripley Corp. SA	163,691	$34,092
	Salfacorp SA	118,464	44,150
	Sigdo Koppers SA	49,252	68,137
	SMU SA	236,043	36,638
	Sociedad Matriz SAAM SA	244,501	28,937
	SONDA SA	126,380	62,699
TOTAL CHILE			826,761
CHINA — (7.1%)
Ω	3SBio, Inc.	254,000	276,663
*††	A Metaverse Co.	82,000	596
*	AAC Technologies Holdings, Inc.	147,500	393,057
Ω	AAG Energy Holdings Ltd.	243,000	52,064
	Accelink Technologies Co. Ltd., Class A	5,700	14,700
	ADAMA Ltd., Class A	16,500	23,353
	Addsino Co. Ltd., Class A	33,700	52,941
*	Advanced Technology & Materials Co. Ltd., Class A	23,600	30,844
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	15,800	22,206
*	Agile Group Holdings Ltd.	310,000	99,723
*	Agora, Inc., ADR	19,296	75,061
*	Alibaba Pictures Group Ltd.	2,310,000	174,376
Ω	A-Living Smart City Services Co. Ltd.	148,750	188,246
	Allmed Medical Products Co. Ltd., Class A	10,600	19,765
	Aluminum Corp. of China Ltd., Class H	840,000	448,891
	Angang Steel Co. Ltd., Class H	296,200	91,669
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	27,297
	Anhui Guangxin Agrochemical Co. Ltd., Class A	7,140	33,527
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	24,574
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,300	26,195
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,100	20,087
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,000	41,799
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	17,345
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	17,129
*	Anton Oilfield Services Group	198,000	9,133
	Aoshikang Technology Co. Ltd., Class A	4,000	15,971
*	Aotecar New Energy Technology Co. Ltd., Class A	56,400	24,970
	APT Satellite Holdings Ltd.	81,000	23,269
*Ω	Archosaur Games, Inc.	27,000	14,606
Ω	AsiaInfo Technologies Ltd.	36,400	67,252
	AustAsia Group Ltd.	32,320	23,495
	AviChina Industry & Technology Co. Ltd., Class H	532,000	276,699
Ω	BAIC Motor Corp. Ltd., Class H	334,500	102,678
	Bank of Changsha Co. Ltd., Class A	68,800	69,999
	Bank of Chongqing Co. Ltd., Class H	106,000	58,545
	Bank of Guiyang Co. Ltd., Class A	46,500	38,410
	Bank of Suzhou Co. Ltd., Class A	53,240	61,673
*	Baoye Group Co. Ltd., Class H	46,000	22,826
*	Baozun, Inc., Class A	28,500	70,353
	BBMG Corp., Class H	534,000	69,605
	Beibuwan Port Co. Ltd., Class A	16,200	18,123
	Beijing Capital Development Co. Ltd., Class A	28,800	24,686
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	122,800	53,175
*	Beijing Capital International Airport Co. Ltd., Class H	318,000	241,857
*	Beijing Energy International Holding Co. Ltd.	946,000	25,577
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,751
	Beijing Enterprises Water Group Ltd.	922,000	235,604
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,920	21,945
	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	20,644
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	28,903

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Jingyuntong Technology Co. Ltd., Class A	40,900	$43,212
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	56,582	17,446
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,800	37,606
	Beijing Originwater Technology Co. Ltd., Class A	77,454	56,301
	Beijing Shougang Co. Ltd., Class A	40,100	23,447
	Beijing Sinnet Technology Co. Ltd., Class A	19,300	25,671
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	7,293
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	26,477
	Beijing Ultrapower Software Co. Ltd., Class A	28,300	20,690
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	17,099
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	2,280	5,182
	Bengang Steel Plates Co. Ltd., Class A	44,600	20,640
	Bestsun Energy Co. Ltd., Class A	22,800	14,871
	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	8,164
	Binhai Investment Co. Ltd.	52,000	10,472
	Black Peony Group Co. Ltd., Class A	16,600	17,335
*	Blue Sail Medical Co. Ltd., Class A	16,000	19,217
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	48,800	38,422
Ω	BOC Aviation Ltd.	44,800	373,092
*	Bohai Leasing Co. Ltd., Class A	127,800	44,546
	Bright Dairy & Food Co. Ltd., Class A	20,200	31,946
*††	Brilliance China Automotive Holdings Ltd.	712,000	422,900
	B-Soft Co. Ltd., Class A	17,500	23,740
	C&D International Investment Group Ltd.	111,796	355,466
	Cabbeen Fashion Ltd.	48,000	6,181
	Camel Group Co. Ltd., Class A	11,700	15,524
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	49,500	36,443
	Canny Elevator Co. Ltd., Class A	12,300	14,158
*	Capital Environment Holdings Ltd.	1,066,000	22,808
	Carrianna Group Holdings Co. Ltd.	118,000	6,695
	CECEP Solar Energy Co. Ltd., Class A	57,800	65,763
	CECEP Wind-Power Corp., Class A	68,250	40,327
	Central China Management Co. Ltd.	166,000	17,587
	Central China New Life Ltd.	41,000	18,462
	Central China Real Estate Ltd.	172,366	9,886
	Central China Securities Co. Ltd., Class H	169,000	26,766
	CGN New Energy Holdings Co. Ltd.	264,000	100,589
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	16,897
	Changchun Faway Automobile Components Co. Ltd., Class A	9,900	13,408
	Changjiang Securities Co. Ltd., Class A	89,800	76,630
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	24,600	24,426
	Chaowei Power Holdings Ltd.	117,000	34,122
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	20,755
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	18,052
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,800	25,274
	Chengdu Wintrue Holding Co. Ltd., Class A	10,400	18,737
	Chengtun Mining Group Co. Ltd., Class A	29,600	27,727
*	Chengzhi Co. Ltd., Class A	18,300	25,032
*	Chiho Environmental Group Ltd.	104,000	9,442
	China Aerospace International Holdings Ltd.	540,000	32,066
	China Aircraft Leasing Group Holdings Ltd.	31,500	21,136
#Ω	China Bohai Bank Co. Ltd., Class H	451,500	89,281
*	China Boton Group Co. Ltd.	52,000	18,481
	China CAMC Engineering Co. Ltd., Class A	29,200	36,200
	China Cinda Asset Management Co. Ltd., Class H	1,971,000	279,840
	China Coal Energy Co. Ltd., Class H	410,000	329,016
	China Communications Services Corp. Ltd., Class H	476,000	181,137
*	China Conch Environment Protection Holdings Ltd.	98,500	43,116

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Conch Venture Holdings Ltd.	291,000	$617,527
	China Design Group Co. Ltd., Class A	12,100	14,151
*††	China Dili Group	516,800	32,625
#Ω	China East Education Holdings Ltd.	81,000	61,954
*	China Eastern Airlines Corp. Ltd., Class H	186,000	74,645
	China Education Group Holdings Ltd.	191,000	303,289
	China Electronics Huada Technology Co. Ltd.	240,000	37,709
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	23,924
	China Energy Engineering Corp. Ltd., Class A	142,303	49,592
	China Energy Engineering Corp. Ltd., Class H	192,000	24,826
Ω	China Everbright Greentech Ltd.	99,000	24,295
	China Everbright Water Ltd.	62,444	12,407
	China Foods Ltd.	162,000	60,369
	China Galaxy Securities Co. Ltd., Class H	694,500	374,373
	China Gas Holdings Ltd.	382,600	595,639
#	China Glass Holdings Ltd.	190,000	31,123
	China Gold International Resources Corp. Ltd.	93,549	336,046
*	China Green Agriculture, Inc.	1,150	4,681
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	12,200	24,296
	China Hanking Holdings Ltd.	63,000	6,821
#	China Harmony Auto Holding Ltd.	162,000	23,843
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	22,191
*	China High Speed Transmission Equipment Group Co. Ltd.	122,000	57,414
	China Hongqiao Group Ltd.	432,000	502,470
††	China Huiyuan Juice Group Ltd.	110,500	4,941
	China International Marine Containers Group Co. Ltd., Class H	185,520	142,484
	China Isotope & Radiation Corp.	6,400	14,928
	China Jinmao Holdings Group Ltd.	1,167,337	268,131
	China Kepei Education Group Ltd.	26,000	12,229
	China Lesso Group Holdings Ltd.	189,000	214,837
	China Lilang Ltd.	89,000	45,661
*Ω	China Literature Ltd.	73,400	384,829
*††	China Maple Leaf Educational Systems Ltd.	208,000	3,531
	China Medical System Holdings Ltd.	184,000	317,624
	China Merchants Land Ltd.	142,000	10,680
	China Merchants Port Holdings Co. Ltd.	332,388	465,950
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	32,238
#	China Modern Dairy Holdings Ltd.	635,000	90,122
	China National Accord Medicines Corp. Ltd., Class A	5,600	29,103
	China National Building Material Co. Ltd., Class H	918,200	842,500
	China National Medicines Corp. Ltd., Class A	13,000	59,237
Ω	China New Higher Education Group Ltd.	127,000	64,963
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	21,282
*	China Nuclear Energy Technology Corp. Ltd.	112,000	7,584
*	China Oil & Gas Group Ltd.	920,000	34,047
	China Overseas Grand Oceans Group Ltd.	422,646	197,216
	China Publishing & Media Co. Ltd., Class A	20,600	15,209
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	85,193
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	23,879
	China Reinsurance Group Corp., Class H	1,830,000	140,484
#Ω	China Renaissance Holdings Ltd.	47,200	62,813
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,900	31,689
	China Resources Cement Holdings Ltd.	476,000	275,282
	China Resources Gas Group Ltd.	142,300	598,405
	China Resources Medical Holdings Co. Ltd.	184,000	144,015
Ω	China Resources Pharmaceutical Group Ltd.	315,000	237,272
	China Risun Group Ltd.	205,000	98,962
	China Sanjiang Fine Chemicals Co. Ltd.	169,000	36,269

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Shanshui Cement Group Ltd.	270,000	$59,930
#*Ω	China Shengmu Organic Milk Ltd.	623,000	26,656
	China Shuifa Singyes Energy Holdings Ltd.	151,000	19,481
#*	China South City Holdings Ltd.	1,086,000	79,019
	China Starch Holdings Ltd.	325,000	10,606
	China State Construction Development Holdings Ltd.	52,000	14,079
	China State Construction International Holdings Ltd.	368,000	440,769
	China Sunshine Paper Holdings Co. Ltd.	134,000	36,328
	China Taiping Insurance Holdings Co. Ltd.	287,800	398,612
#*	China Tianrui Group Cement Co. Ltd.	50,000	38,516
	China Tianying, Inc., Class A	27,400	22,460
	China Traditional Chinese Medicine Holdings Co. Ltd.	614,000	294,174
*	China TransInfo Technology Co. Ltd., Class A	17,800	26,702
*	China Travel International Investment Hong Kong Ltd.	526,000	112,308
	China West Construction Group Co. Ltd., Class A	13,900	16,635
Ω	China Xinhua Education Group Ltd.	30,000	4,136
	China XLX Fertiliser Ltd.	112,000	65,510
	China Yongda Automobiles Services Holdings Ltd.	187,500	162,153
#*Ω	China Yuhua Education Corp. Ltd.	378,000	53,510
#*	China Zheshang Bank Co. Ltd., Class H	312,000	113,887
*††	China Zhongwang Holdings Ltd.	319,600	12,839
	Chinasoft International Ltd.	480,000	422,003
*	Chindata Group Holdings Ltd., ADR	18,327	151,931
	Chongqing Department Store Co. Ltd., Class A	4,700	16,842
*	Chongqing Dima Industry Co. Ltd., Class A	54,600	17,477
*	Chongqing Iron & Steel Co. Ltd., Class H	90,000	10,598
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	17,913
	Chongqing Rural Commercial Bank Co. Ltd., Class H	450,000	162,561
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	18,195
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	18,847
	Chow Tai Seng Jewellery Co. Ltd., Class A	9,000	20,639
	CIFI Ever Sunshine Services Group Ltd.	122,000	66,999
	CIMC Enric Holdings Ltd.	134,000	150,395
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	12,132
	Cinda Real Estate Co. Ltd., Class A	18,201	15,147
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	23,978
	City Development Environment Co. Ltd., Class A	13,200	20,293
*	Citychamp Watch & Jewellery Group Ltd.	196,000	32,009
*	CMGE Technology Group Ltd.	250,000	63,362
	CMST Development Co. Ltd., Class A	24,300	18,412
	CNHTC Jinan Truck Co. Ltd., Class A	14,420	34,827
	CNOOC Energy Technology & Services Ltd., Class A	77,500	36,738
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	14,000	33,185
	COFCO Biotechnology Co. Ltd., Class A	24,800	31,953
	COFCO Joycome Foods Ltd.	409,000	132,795
	Comba Telecom Systems Holdings Ltd.	70,000	13,427
	Concord New Energy Group Ltd.	1,310,000	127,214
	Country Garden Holdings Co. Ltd.	1,443,000	541,458
	CPMC Holdings Ltd.	151,000	86,566
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	23,285
*	Crazy Sports Group Ltd.	304,000	9,590
	CSG Holding Co. Ltd., Class A	44,700	48,077
	CTS International Logistics Corp. Ltd., Class A	14,800	23,352
	Da Ming International Holdings Ltd.	72,000	18,126
	Daan Gene Co. Ltd., Class A	24,800	58,501
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	25,816
	Dashang Co. Ltd., Class A	12,618	32,876
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	21,224
	Dazzle Fashion Co. Ltd., Class A	7,000	16,195

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DBG Technology Co. Ltd., Class A	11,100	$16,167
	Dexin China Holdings Co. Ltd.	150,000	14,518
	DHC Software Co. Ltd., Class A	27,900	25,640
	Dian Diagnostics Group Co. Ltd., Class A	6,400	25,410
	Digital China Group Co. Ltd., Class A	6,100	22,213
	Digital China Information Service Co. Ltd., Class A	10,300	17,835
	Dongfang Electronics Co. Ltd., Class A	20,400	26,467
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	13,382
	Dongguan Development Holdings Co. Ltd., Class A	12,900	18,014
	Dongjiang Environmental Co. Ltd., Class H	33,400	10,793
	Dongxing Securities Co. Ltd., Class A	36,800	45,627
	Dongyue Group Ltd.	268,000	320,842
*	DouYu International Holdings Ltd., ADR	18,419	33,523
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	19,500
	E-Commodities Holdings Ltd.	216,000	45,559
	Edvantage Group Holdings Ltd.	47,711	24,270
	EEKA Fashion Holdings Ltd.	32,500	43,576
	EIT Environmental Development Group Co. Ltd., Class A	5,880	13,882
	Era Co. Ltd., Class A	28,900	20,229
	Essex Bio-technology Ltd.	43,000	23,433
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	42,257
#	EVA Precision Industrial Holdings Ltd.	164,000	24,554
Ω	Everbright Securities Co. Ltd., Class H	13,400	10,041
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	24,563
	Fanhua, Inc., Sponsored ADR	9,200	71,392
	FAWER Automotive Parts Co. Ltd., Class A	15,600	11,298
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	40,692
*	FIH Mobile Ltd.	758,000	80,406
	Financial Street Holdings Co. Ltd., Class A	39,900	30,987
	First Capital Securities Co. Ltd., Class A	22,500	20,041
	Fosun International Ltd.	472,500	438,690
	Fountain SET Holdings Ltd.	142,000	15,580
	FriendTimes, Inc.	88,000	11,316
	Fufeng Group Ltd.	298,000	209,125
	Fujian Funeng Co. Ltd., Class A	19,100	35,292
	Fujian Star-net Communication Co. Ltd., Class A	5,600	17,294
	Fulongma Group Co. Ltd., Class A	10,300	13,958
	Gansu Qilianshan Cement Group Co. Ltd., Class A	7,600	11,610
	Gansu Shangfeng Cement Co. Ltd., Class A	9,120	16,611
*	GDS Holdings Ltd., Class A	145,600	424,585
	Gemdale Properties & Investment Corp. Ltd.	1,178,000	102,122
*	Genimous Technology Co. Ltd., Class A	25,100	20,967
	Giant Network Group Co. Ltd., Class A	20,000	28,728
*	Glorious Property Holdings Ltd.	64,000	693
*	Golden Eagle Retail Group Ltd.	46,000	24,052
	Goldenmax International Group Ltd., Class A	9,000	11,148
*	Goodbaby International Holdings Ltd.	272,000	26,373
*	Grand Industrial Holding Group Co. Ltd.	11,200	16,034
	Grand Pharmaceutical Group Ltd., Class L	216,500	134,924
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	39,218
*	Greattown Holdings Ltd., Class A	24,300	11,949
*	Greatview Aseptic Packaging Co. Ltd.	145,000	39,943
	Greenland Hong Kong Holdings Ltd.	219,000	20,967
	Greentown China Holdings Ltd.	194,000	286,028
	Guangdong Advertising Group Co. Ltd., Class A	27,400	19,690
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	14,917
	Guangdong Dongpeng Holdings Co. Ltd.	10,200	14,237
	Guangdong Dowstone Technology Co. Ltd., Class A	8,300	20,346
	Guangdong HEC Technology Holding Co. Ltd., Class A	37,400	53,525

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	12,600	$7,295
	Guangdong Hybribio Biotech Co. Ltd., Class A	6,900	18,217
	Guangdong Provincial Expressway Development Co. Ltd., Class A	9,900	11,430
	Guangdong South New Media Co. Ltd., Class A	4,100	22,782
	Guangdong Tapai Group Co. Ltd., Class A	32,600	36,929
	Guangdong Topstar Technology Co. Ltd., Class A	7,800	18,899
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	18,095
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	27,100	11,742
*	Guangshen Railway Co. Ltd., Class H	298,000	52,092
	Guangxi Liugong Machinery Co. Ltd., Class A	41,900	38,600
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	81,781
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	40,064
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	17,509
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	41,251
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	22,511
*	Guosheng Financial Holding, Inc., Class A	34,505	48,459
	Guoyuan Securities Co. Ltd., Class A	36,810	38,791
*	Hainan Meilan International Airport Co. Ltd., Class H	39,000	117,707
	Haitian International Holdings Ltd.	96,000	294,620
	Haitong Securities Co. Ltd., Class H	570,400	393,476
*	Hand Enterprise Solutions Co. Ltd., Class A	15,300	22,018
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	8,300	26,611
	Hangcha Group Co. Ltd., Class A	8,200	23,600
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	30,534
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	23,400	36,888
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	2,900	9,874
*Ω	Harbin Bank Co. Ltd., Class H	258,000	10,360
*	Harbin Electric Co. Ltd., Class H	200,000	102,666
*††	Harmonicare Medical Holdings Ltd.	118,000	0
	HBIS Resources Co. Ltd., Class A	10,900	24,194
	Health & Happiness H&H International Holdings Ltd.	33,500	62,493
#*	Hebei Construction Group Corp. Ltd., Class H	58,000	6,804
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	18,243
	Henan Pinggao Electric Co. Ltd., Class A	20,100	25,851
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	18,924
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	12,356
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	20,499
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	19,298
	Hengan International Group Co. Ltd.	32,000	157,419
	Hengyi Petrochemical Co. Ltd., Class A	61,100	70,731
	Hesteel Co. Ltd., Class A	133,300	47,668
	Hisense Home Appliances Group Co. Ltd., Class H	68,000	96,511
*	Holitech Technology Co. Ltd., Class A	52,900	23,382
	Homeland Interactive Technology Ltd.	52,000	10,485
*	Hongda Xingye Co. Ltd., Class A	66,300	29,897
*††Ω	Honworld Group Ltd.	49,000	5,312
Ω	Hope Education Group Co. Ltd.	606,000	62,005
	Hopson Development Holdings Ltd.	205,095	243,090
*Ω	Hua Hong Semiconductor Ltd.	104,000	402,147
	Huaan Securities Co. Ltd., Class A	44,460	33,031
*	Huafon Microfibre Shanghai Technology Co. Ltd.	37,400	22,777
	Huafu Fashion Co. Ltd., Class A	27,700	12,857
	Huapont Life Sciences Co. Ltd., Class A	52,700	42,004
Ω	Huatai Securities Co. Ltd., Class H	270,000	349,601
	Huaxi Securities Co. Ltd., Class A	40,400	48,984
	Huaxin Cement Co. Ltd., Class A	21,600	52,372
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,000	37,355
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	39,015
	Huishang Bank Corp. Ltd., Class H	173,800	54,741

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	42,830	$22,414
	Hunan Valin Steel Co. Ltd., Class A	50,229	37,012
*	Hytera Communications Corp. Ltd., Class A	23,700	19,923
*	HyUnion Holding Co. Ltd., Class A	23,200	28,468
*	IAT Automobile Technology Co. Ltd., Class A	12,000	22,088
*	IBO Technology Co. Ltd.	54,000	11,958
*Ω	iDreamSky Technology Holdings Ltd.	92,000	46,161
Ω	IMAX China Holding, Inc.	13,500	18,066
	Infore Environment Technology Group Co. Ltd., Class A	36,100	26,129
*Ω	Ingdan, Inc.	66,000	14,670
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	34,600	67,738
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	16,200	40,321
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	19,300	18,987
	Inner Mongolia Yitai Coal Co. Ltd., Class H	42,100	59,746
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	43,200	57,493
*	Inspur International Ltd.	80,000	49,220
	Intco Medical Technology Co. Ltd., Class A	9,720	36,044
*	IRICO Group New Energy Co. Ltd., Class H	6,400	8,593
	IVD Medical Holding Ltd.	81,000	20,168
*	JH Educational Technology, Inc.	40,000	6,819
	Jiangling Motors Corp. Ltd., Class A	5,500	12,294
*	Jiangnan Group Ltd.	1,026,000	25,051
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,277	17,490
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	41,810
	Jiangsu Guotai International Group Co. Ltd., Class A	16,800	22,082
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	8,602	25,457
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	20,762
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	15,207
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,700	26,300
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	28,374
	Jiangsu Shagang Co. Ltd., Class A	60,400	38,527
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	11,900	25,691
	Jiangsu Sopo Chemical Co., Class A	13,000	17,369
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	18,430
	Jiangxi Bank Co. Ltd., Class H	71,500	9,376
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,600	12,775
	Jiangzhong Pharmaceutical Co. Ltd., Class A	11,300	25,397
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,700	14,293
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	9,958
	Jinchuan Group International Resources Co. Ltd.	520,000	51,258
*††	Jingrui Holdings Ltd.	113,000	3,170
*	JinkoSolar Holding Co. Ltd., ADR	8,667	488,645
*	Jinmao Property Services Co. Ltd.	15,891	9,812
	Jinneng Science&Technology Co. Ltd., Class A	14,000	20,371
	Jiuzhitang Co. Ltd., Class A	14,600	19,953
	Jizhong Energy Resources Co. Ltd., Class A	56,900	55,615
	JNBY Design Ltd.	15,500	20,105
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	47,104
	Jointown Pharmaceutical Group Co. Ltd., Class A	23,900	48,037
*	Joy City Property Ltd.	762,000	35,891
	JSTI Group, Class A	22,800	19,833
	Ju Teng International Holdings Ltd.	128,000	24,903
*Ω	JW Cayman Therapeutics Co. Ltd.	51,000	34,615
	JY Grandmark Holdings Ltd.	50,000	8,613
*Ω	Kangda International Environmental Co. Ltd.	94,000	6,589
*	Kasen International Holdings Ltd.	167,000	8,292
*	Keshun Waterproof Technologies Co. Ltd., Class A	12,400	24,998
	Kinetic Development Group Ltd.	342,000	27,930
	Kingboard Holdings Ltd.	148,000	604,556

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingboard Laminates Holdings Ltd.	166,500	$203,017
	Kingsoft Corp. Ltd.	165,800	610,482
*	Ko Yo Chemical Group Ltd.	668,000	13,575
	Konka Group Co. Ltd., Class A	21,700	15,173
	KPC Pharmaceuticals, Inc., Class A	16,600	41,512
	Kunlun Energy Co. Ltd.	756,000	596,223
	Kunlun Tech Co. Ltd., Class A	13,100	31,955
	Kunming Yunnei Power Co. Ltd., Class A	42,200	17,007
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	11,400	12,132
#*	KWG Group Holdings Ltd.	253,500	67,346
	KWG Living Group Holdings Ltd.	152,000	35,704
*	Lakala Payment Co. Ltd., Class A	9,900	24,705
	Lao Feng Xiang Co. Ltd., Class A	5,000	35,727
*	Launch Tech Co. Ltd., Class H	62,500	18,957
	Lee & Man Chemical Co. Ltd.	38,000	32,465
	Lee & Man Paper Manufacturing Ltd.	278,000	121,814
	Lee's Pharmaceutical Holdings Ltd.	45,000	11,007
Ω	Legend Holdings Corp., Class H	109,000	127,666
	Lenovo Group Ltd.	1,174,000	941,629
*	Leo Group Co. Ltd., Class A	102,800	28,228
*	Leoch International Technology Ltd.	116,000	28,870
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,000	59,566
*	LexinFintech Holdings Ltd., ADR	9,921	32,938
	Leyard Optoelectronic Co. Ltd., Class A	22,500	20,383
	Liao Ning Oxiranchem, Inc., Class A	13,300	17,139
	Liaoning Port Co. Ltd., Class H	284,000	26,169
	Lier Chemical Co. Ltd., Class A	7,560	21,180
*	Lifestyle China Group Ltd.	124,000	16,803
	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	19,361
	Loncin Motor Co. Ltd., Class A	38,300	30,581
Ω	Longfor Group Holdings Ltd.	52,000	171,814
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	18,190
	Lonking Holdings Ltd.	411,000	83,974
	Luenmei Quantum Co. Ltd., Class A	23,600	22,992
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	11,700	14,069
	Luxi Chemical Group Co. Ltd., Class A	25,900	51,598
*Ω	Luye Pharma Group Ltd.	317,000	162,842
	Maanshan Iron & Steel Co. Ltd., Class H	298,000	72,760
	Maccura Biotechnology Co. Ltd., Class A	7,900	21,647
*Ω	Maoyan Entertainment	98,000	123,212
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	14,597
*	Meilleure Health International Industry Group Ltd.	432,000	16,538
*Ω	Meitu, Inc.	180,000	44,666
	Metallurgical Corp. of China Ltd., Class H	528,000	119,417
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	17,035
Ω	Midea Real Estate Holding Ltd.	67,200	102,032
	Minmetals Land Ltd.	340,000	24,106
Ω	Minsheng Education Group Co. Ltd.	64,000	4,255
	Minth Group Ltd.	134,000	393,290
	MLS Co. Ltd., Class A	16,600	21,406
*	MMG Ltd.	560,000	181,541
*††	Nan Hai Corp. Ltd.	1,800,000	3,007
	NanJi E-Commerce Co. Ltd., Class A	27,200	18,921
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,900	25,399
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	38,580
	NetDragon Websoft Holdings Ltd.	49,500	114,980
	New China Life Insurance Co. Ltd., Class H	173,800	466,125
*	New World Department Store China Ltd.	124,000	13,593
	Newland Digital Technology Co. Ltd., Class A	9,700	20,453

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nexteer Automotive Group Ltd.	186,000	$135,300
	Nine Dragons Paper Holdings Ltd.	324,000	290,451
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	43,426
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	23,507
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	21,632
	Northeast Securities Co. Ltd., Class A	37,100	38,173
	NSFOCUS Technologies Group Co. Ltd., Class A	15,200	28,217
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	11,000	15,925
*	Oceanwide Holdings Co. Ltd., Class A	107,300	20,828
	Offshore Oil Engineering Co. Ltd., Class A	62,700	61,934
	Opple Lighting Co. Ltd., Class A	6,900	17,165
	ORG Technology Co. Ltd., Class A	58,200	43,311
*	Orient Group, Inc., Class A	68,600	25,133
	Orient Overseas International Ltd.	24,000	398,948
Ω	Orient Securities Co. Ltd., Class H	58,800	34,721
	Oriental Energy Co. Ltd., Class A	17,600	24,186
*	Ourpalm Co. Ltd., Class A	18,300	9,236
	Pacific Online Ltd.	71,000	7,420
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	8,000	27,907
	PAX Global Technology Ltd.	93,000	87,899
	PCI Technology Group Co. Ltd., Class A	18,500	15,760
	PhiChem Corp., Class A	9,000	24,493
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	33,100	55,345
	Poly Property Group Co. Ltd.	484,637	115,033
	Pou Sheng International Holdings Ltd.	447,000	53,545
	Prinx Chengshan Holding Ltd.	20,000	17,114
*	Pujiang International Group Ltd.	26,000	2,030
#*	Q Technology Group Co. Ltd.	70,000	47,444
	Qingdao East Steel Tower Stock Co. Ltd., Class A	12,900	17,688
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	14,877
	Qingdao Gon Technology Co. Ltd., Class A	4,200	19,207
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	22,635
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	4,900	21,622
	Qingdao Rural Commercial Bank Corp., Class A	88,900	38,881
	Qinhuangdao Port Co. Ltd., Class H	74,500	11,314
#	Radiance Holdings Group Co. Ltd.	140,000	73,231
	Rainbow Digital Commercial Co. Ltd., Class A	15,000	13,839
	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	17,746
Ω	Red Star Macalline Group Corp. Ltd., Class H	112,520	54,060
#*Ω	Redco Properties Group Ltd.	156,000	30,617
	Renhe Pharmacy Co. Ltd., Class A	26,500	25,222
	Renrui Human Resources Technology Holdings Ltd.	10,400	5,577
*	RiseSun Real Estate Development Co. Ltd., Class A	119,800	39,098
	Rongan Property Co. Ltd., Class A	54,000	26,115
	Sailun Group Co. Ltd., Class A	33,100	49,187
	Sansteel Minguang Co. Ltd. Fujian, Class A	21,400	15,778
	Sansure Biotech, Inc., Class A	9,559	32,521
	Sealand Securities Co. Ltd., Class A	103,000	54,102
*	Seazen Group Ltd.	264,190	102,937
	Shaanxi Construction Machinery Co. Ltd., Class A	17,420	16,073
	Shandong Bohui Paper Industrial Co. Ltd., Class A	17,000	20,712
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,200	46,089
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	31,255
	Shandong Dawn Polymer Co. Ltd., Class A	8,700	22,753
*	Shandong Hi-Speed New Energy Group Ltd.	860,000	6,476
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	37,700	42,968
	Shandong Humon Smelting Co. Ltd., Class A	11,000	18,889
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	6,800	23,699
	Shandong Linglong Tyre Co. Ltd., Class A	18,100	59,208

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Publishing & Media Co. Ltd., Class A	25,200	$23,946
	Shandong Sun Paper Industry JSC Ltd., Class A	33,000	54,674
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	53,200	88,439
	Shanghai AJ Group Co. Ltd., Class A	15,900	13,708
	Shanghai Construction Group Co. Ltd., Class A	135,800	52,912
	Shanghai Environment Group Co. Ltd., Class A	11,300	15,369
	Shanghai Industrial Holdings Ltd.	85,000	114,559
	Shanghai Industrial Urban Development Group Ltd.	426,800	32,688
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	14,800	50,931
	Shanghai Kinetic Medical Co. Ltd., Class A	13,900	14,912
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	18,457
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	30,904
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	134,700	237,502
*	Shanghai Runda Medical Technology Co. Ltd., Class A	15,800	26,455
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	17,814
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	42,525
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	16,206
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	5,600	19,998
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,801	66,630
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	13,100	24,624
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	16,000	13,001
	Shanxi Blue Flame Holding Co. Ltd., Class A	10,800	14,436
	Shanxi Coking Co. Ltd., Class A	25,200	21,580
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	19,600	41,364
	Shanxi Securities Co. Ltd., Class A	45,300	39,798
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	51,535
	Shanying International Holding Co. Ltd., Class A	45,500	16,995
#*Ω	Shengjing Bank Co. Ltd., Class H	95,000	73,812
	Shengyuan Environmental Protection Co. Ltd., Class A	6,800	18,322
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	14,704
	Shenzhen Airport Co. Ltd., Class A	36,800	40,667
	Shenzhen Aisidi Co. Ltd., Class A	14,000	19,544
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	24,094
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,506	35,963
	Shenzhen Gas Corp. Ltd., Class A	31,800	33,830
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	24,000
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,500	14,422
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	22,284
	Shenzhen International Holdings Ltd.	247,755	241,721
	Shenzhen Investment Ltd.	451,199	88,551
	Shenzhen Jinjia Group Co. Ltd., Class A	37,700	43,352
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	13,885
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	26,555
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	16,933
	Shenzhen Leaguer Co. Ltd., Class A	15,600	20,113
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	24,626
*	Shenzhen MTC Co. Ltd., Class A	62,300	36,445
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	15,800	7,895
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	28,475
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	22,470
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	6,000	9,507
	Shenzhen Sunway Communication Co. Ltd., Class A	6,000	15,587
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	29,041
	Shenzhen Topband Co. Ltd., Class A	16,700	30,165
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	18,174
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	43,408
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,900	23,678
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	12,326
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	39,184

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	39,800	$35,173
*††	Shimao Group Holdings Ltd.	11,500	2,431
#	Shoucheng Holdings Ltd.	466,000	112,033
	Shougang Fushan Resources Group Ltd.	483,728	175,217
	Shui On Land Ltd.	846,500	114,651
*	Sichuan Development Lomon Co. Ltd., Class A	33,800	57,599
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	12,340
	Sichuan Hebang Biotechnology Co. Ltd., Class A	124,740	59,496
*	Sichuan Lutianhua Co. Ltd., Class A	20,500	15,112
	Sinochem International Corp., Class A	58,300	61,739
	Sinofert Holdings Ltd.	518,000	71,476
	Sinolink Securities Co. Ltd., Class A	18,400	26,958
	Sinoma International Engineering Co., Class A	49,000	66,521
	Sino-Ocean Group Holding Ltd.	559,500	84,211
	Sinopec Engineering Group Co. Ltd., Class H	285,000	143,659
	Sinopharm Group Co. Ltd., Class H	260,000	637,258
	Sino-Platinum Metals Co. Ltd., Class A	10,790	26,461
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	23,997
	Sinotrans Ltd., Class H	409,000	141,084
	Skyworth Group Ltd.	315,749	202,278
	Sobute New Materials Co. Ltd., Class A	6,800	16,711
*	SOHO China Ltd.	468,000	90,672
*	South Manganese Investment Ltd.	131,000	12,244
	Southwest Securities Co. Ltd., Class A	72,100	42,720
*	STO Express Co. Ltd., Class A	17,500	27,145
	Sumavision Technologies Co. Ltd., Class A	25,100	19,337
	Sun Art Retail Group Ltd.	456,000	184,170
*	Sun King Technology Group Ltd.	234,000	62,907
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,300	34,984
	Suning Universal Co. Ltd., Class A	36,974	17,976
*††Ω	Sunshine 100 China Holdings Ltd.	231,000	4,089
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	15,118
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	23,431
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	56,500	45,694
	SY Holdings Group Ltd.	61,500	51,279
	Symphony Holdings Ltd.	280,000	30,746
*	Talkweb Information System Co. Ltd., Class A	23,300	24,279
*	Tangrenshen Group Co. Ltd., Class A	21,700	25,179
	Tangshan Jidong Cement Co. Ltd., Class A	50,600	65,153
	TangShan Port Group Co. Ltd., Class A	58,200	24,583
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	25,712
	TCL Electronics Holdings Ltd.	176,000	80,244
	Tian An China Investment Co. Ltd.	115,000	58,787
	Tian Di Science & Technology Co. Ltd., Class A	50,500	39,957
*††	Tian Shan Development Holding Ltd.	62,000	5,842
	Tiande Chemical Holdings Ltd.	56,000	16,954
	Tiangong International Co. Ltd.	254,000	108,529
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	37,320
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	26,425
	Tianjin Teda Co. Ltd., Class A	32,100	19,620
	Tianma Microelectronics Co. Ltd., Class A	34,900	48,840
#	Tianneng Power International Ltd.	136,000	201,556
	Tianshui Huatian Technology Co. Ltd., Class A	53,600	71,041
*††	Tianyun International Holdings Ltd.	66,000	11,240
	Tomson Group Ltd.	94,160	20,631
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	89,576
*	Tongdao Liepin Group	27,200	37,300
*	TongFu Microelectronics Co. Ltd., Class A	17,900	48,808
*	Tongguan Gold Group Ltd.	82,000	4,448

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	$16,992
	Tongling Nonferrous Metals Group Co. Ltd., Class A	142,300	73,898
	Tongyu Heavy Industry Co. Ltd., Class A	102,900	39,231
	Topsec Technologies Group, Inc., Class A	14,700	24,174
	TravelSky Technology Ltd., Class H	14,000	29,100
*	Trigiant Group Ltd.	238,000	12,026
	Truking Technology Ltd., Class A	9,300	22,639
	Truly International Holdings Ltd.	446,000	77,697
	Unilumin Group Co. Ltd., Class A	16,800	15,035
	United Energy Group Ltd.	1,410,000	138,670
	Valiant Co. Ltd., Class A	9,000	23,453
	Vatti Corp. Ltd., Class A	9,200	8,112
	Victory Giant Technology Huizhou Co. Ltd., Class A	9,300	19,642
	Vinda International Holdings Ltd.	6,000	16,558
*	Vipshop Holdings Ltd., ADR	7,398	114,447
	Visual China Group Co. Ltd., Class A	10,700	24,287
#*Ω	Viva Biotech Holdings	149,000	35,450
*	Vnet Group, Inc., ADR	31,857	187,319
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	14,900	20,262
	Wangneng Environment Co. Ltd., Class A	8,300	23,308
	Wangsu Science & Technology Co. Ltd., Class A	43,600	37,485
	Wanguo International Mining Group Ltd.	38,000	9,643
	Wanxiang Qianchao Co. Ltd., Class A	44,640	34,806
	Wasion Holdings Ltd.	84,000	30,828
	Wasu Media Holding Co. Ltd., Class A	36,300	41,521
*	Weibo Corp., Sponsored ADR	11,195	254,686
*	Wellhope Foods Co. Ltd., Class A	8,300	15,424
	West China Cement Ltd.	528,000	64,730
	Western Securities Co. Ltd., Class A	59,400	58,531
	Wolong Electric Group Co. Ltd., Class A	17,500	35,276
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	44,005
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	14,200	21,323
	Wuhu Token Science Co. Ltd., Class A	27,900	27,174
	Wushang Group Co. Ltd., Class A	11,700	19,036
	Wuxi Boton Technology Co. Ltd., Class A	10,500	22,229
	Wuxi Taiji Industry Co. Ltd., Class A	17,400	13,920
	Xiamen Intretech, Inc., Class A	9,500	27,209
	Xiamen ITG Group Corp. Ltd., Class A	19,700	22,748
	Xiamen Xiangyu Co. Ltd., Class A	33,700	54,973
*	Xinchen China Power Holdings Ltd.	86,000	4,243
	Xinfengming Group Co. Ltd., Class A	19,600	36,279
	Xingda International Holdings Ltd.	271,932	56,533
	Xingfa Aluminium Holdings Ltd.	46,000	53,761
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	122,000	124,646
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	205,000	37,317
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	51,502
	Xinte Energy Co. Ltd., Class H	69,600	145,951
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	22,722
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	44,686
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	24,300	45,429
#	Xinyi Energy Holdings Ltd.	293,409	107,952
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	20,351
	Xuji Electric Co. Ltd., Class A	8,700	29,083
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	22,034
	Yeebo International Holdings Ltd.	102,000	39,444
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	20,494
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	82,326
*	Yifan Pharmaceutical Co. Ltd., Class A	12,000	23,066
	Yip's Chemical Holdings Ltd.	78,000	33,170

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Youngor Group Co. Ltd., Class A	49,300	$47,288
*	Youzu Interactive Co. Ltd., Class A	27,700	44,790
*	Yuan Heng Gas Holdings Ltd.	76,000	1,067
	Yuexiu Property Co. Ltd.	288,000	418,956
	Yunnan Copper Co. Ltd., Class A	26,500	51,915
	Yunnan Tin Co. Ltd., Class A	23,600	53,349
#*	Zall Smart Commerce Group Ltd.	380,000	19,395
*	Zhaojin Mining Industry Co. Ltd., Class H	56,000	64,445
	Zhefu Holding Group Co. Ltd., Class A	80,600	49,240
*	Zhejiang Century Huatong Group Co. Ltd., Class A	106,800	62,959
	Zhejiang Communications Technology Co. Ltd.	26,100	22,510
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,000	24,462
	Zhejiang Hailiang Co. Ltd., Class A	17,900	33,121
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	15,200	16,695
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	17,537
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	34,944
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	6,100	24,429
*	Zhejiang Jingu Co. Ltd., Class A	21,900	21,813
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	30,688
	Zhejiang Medicine Co. Ltd., Class A	19,100	35,411
	Zhejiang Runtu Co. Ltd., Class A	28,700	31,818
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	32,661
	Zhejiang Southeast Space Frame Co. Ltd., Class A	14,900	15,040
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	20,220
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	22,307
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	22,242
	Zhejiang Wanma Co. Ltd., Class A	15,200	20,808
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	20,665
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	32,048
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,500	17,866
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	33,359
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	58,759
*	Zhong An Group Ltd.	445,000	13,947
	Zhongjin Gold Corp. Ltd., Class A	53,000	67,977
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	44,892
	Zhongsheng Group Holdings Ltd.	25,500	144,284
*	Zhongtian Financial Group Co. Ltd., Class A	142,700	29,800
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	12,243
Ω	Zhou Hei Ya International Holdings Co. Ltd.	69,500	38,170
*	Zhuguang Holdings Group Co. Ltd.	224,000	22,600
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	30,536
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,460	34,922
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	150,085
TOTAL CHINA			48,702,481
COLOMBIA — (0.0%)
	Canacol Energy Ltd.	6,190	54,895
	Cementos Argos SA	41,933	28,856
	Grupo Argos SA	44,555	89,367
	Mineros SA	34,702	17,020
TOTAL COLOMBIA			190,138
DENMARK — (1.7%)
	Alm Brand AS	319,736	593,368
	BankNordik P/F	1,321	30,149
*	Bavarian Nordic AS	14,090	451,210
*	Brodrene Hartmann AS	569	24,559
	Columbus AS	23,788	22,084

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	D/S Norden AS	9,351	$504,069
	Dfds AS	9,800	369,415
	FLSmidth & Co. AS	16,728	718,736
	Gabriel Holding AS	100	7,243
	GN Store Nord AS	17,141	422,634
	GronlandsBANKEN AS	210	18,732
	H Lundbeck AS	86,526	321,516
*	H Lundbeck AS, Class A	6,129	21,150
*	H+H International AS, Class B	6,441	98,733
*	ISS AS	44,132	964,889
*	Jyske Bank AS	18,173	1,310,698
	Matas AS	9,437	102,696
*	Nilfisk Holding AS	7,146	142,234
*	NKT AS	15,364	958,742
*Ω	NNIT AS	2,803	27,746
	North Media AS	2,598	24,925
	Per Aarsleff Holding AS	5,520	229,342
	Ringkjoebing Landbobank AS	9,223	1,342,082
	Rockwool AS, Class B	1,419	406,844
	ROCKWOOL AS, Class A	983	281,613
*	RTX AS	1,806	37,246
Ω	Scandinavian Tobacco Group AS, Class A	18,116	314,860
	Schouw & Co. AS	4,181	323,957
	Solar AS, Class B	1,412	130,458
	SP Group AS	1,806	65,938
	Spar Nord Bank AS	33,505	533,696
	Sparekassen Sjaelland-Fyn AS	4,505	124,578
	Sydbank AS	18,681	851,822
	TORM PLC, Class A	9,024	228,538
*	Vestjysk Bank A.S.	59,255	28,694
TOTAL DENMARK			12,035,196
FINLAND — (1.7%)
	Aktia Bank Oyj	16,708	197,852
	Alandsbanken Abp, Class B	2,284	90,401
	Anora Group Oyj	6,620	53,077
	Apetit Oyj	1,113	12,720
	Aspo Oyj	4,867	44,066
	Atria Oyj	3,506	38,131
	Bittium Oyj	5,009	22,458
	Cargotec Oyj, Class B	10,303	524,554
	Digia Oyj	4,078	28,080
Ω	Enento Group Oyj	5,399	126,246
	Fiskars Oyj Abp	10,410	193,614
	Fortum Oyj	6,229	93,636
	Glaston OYJ ABP	8,852	8,958
	HKScan Oyj, Class A	16,407	16,843
	Huhtamaki Oyj	26,666	997,385
	Kamux Corp.	1,769	8,690
	Kemira Oyj	33,583	544,863
	Kesko Oyj, Class A	527	12,191
	Kesko Oyj, Class B	3,223	75,075
	Konecranes Oyj	14,581	474,488
	Lassila & Tikanoja Oyj	10,732	134,748
	Metsa Board Oyj, Class A	2,149	23,836
	Metsa Board Oyj, Class B	50,727	452,817
*	NoHo Partners Oyj	1,625	13,247
	Nokian Renkaat Oyj	38,789	464,636
	Olvi Oyj, Class A	3,777	132,768

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Oma Saastopankki Oyj	2,569	$52,406
	Oriola Oyj, Class A	4,300	8,618
	Oriola Oyj, Class B	39,268	73,683
	Outokumpu Oyj	104,294	597,246
	Pihlajalinna Oyj	6,174	58,885
	Ponsse Oyj	730	20,865
	Raisio Oyj, Class V	36,679	97,181
	Rapala VMC Oyj	4,631	24,353
Ω	Rovio Entertainment Oyj	10,536	84,402
	Sanoma Oyj	19,907	211,755
*	SRV Group Oyj	786	3,636
	Stora Enso Oyj, Class R	118,766	1,697,804
	Taaleri Oyj	5,902	80,900
	Teleste Oyj	3,463	15,750
Ω	Terveystalo Oyj	25,369	197,731
	TietoEVRY Oyj	29,571	900,557
	Uponor Oyj	12,990	231,345
	Valmet Oyj	45,995	1,444,373
	Wartsila OYJ Abp	106,918	1,016,902
*	WithSecure Oyj	7,575	11,644
	YIT Oyj	40,533	118,613
TOTAL FINLAND			11,734,029
FRANCE — (4.3%)
	AKWEL	2,712	46,415
Ω	ALD SA	33,840	425,428
	Alstom SA	76,636	2,278,784
Ω	Amundi SA	10,737	702,951
	Arkema SA	11,754	1,189,361
	Assystem SA	1,526	71,847
*	Atos SE	21,291	280,860
	Axway Software SA	1,894	45,511
	Beneteau SA	9,933	162,814
	Bigben Interactive	4,235	29,198
	Boiron SA	1,406	64,166
	Bonduelle SCA	4,405	59,182
	Bouygues SA	39,233	1,292,490
	Burelle SA	63	35,548
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	26,290
	Carrefour SA	47,345	900,548
	CBo Territoria	11,180	44,921
	Cegedim SA	2,088	40,878
*	CGG SA	227,799	191,843
	Chargeurs SA	4,216	70,451
*	Cie des Alpes	6,837	108,128
	Cie Plastic Omnium SA	14,248	249,360
*	Coface SA	34,135	477,306
	Derichebourg SA	23,770	163,139
	Eiffage SA	20,030	2,139,416
*	Ekinops SAS	2,652	24,727
*Ω	Elior Group SA	28,063	97,117
	Elis SA	58,949	1,035,340
	Eramet SA	1,157	115,634
	Etablissements Maurel et Prom SA	22,578	90,726
	Eurazeo SE	10,238	718,167
	Eutelsat Communications SA	47,034	359,687
	Exel Industries, Class A	396	26,526
*	Faurecia SE	10,775	214,137
	Fnac Darty SA	4,875	180,928

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	GL Events	2,532	$59,180
	Groupe Crit	1,048	77,765
	Groupe SFPI	8,334	21,793
	Guerbet	1,473	29,424
	HEXAOM	1,004	21,565
	Imerys SA	10,388	430,840
	IPSOS	11,856	768,359
	Jacquet Metals SACA	4,886	93,608
*	JCDecaux SE	5,741	129,912
	Korian SA	21,529	225,429
	Laurent-Perrier	749	100,216
	Linedata Services	173	9,093
	LISI	5,091	113,263
	LNA Sante SA	1,202	41,039
Ω	Maisons du Monde SA	4,815	59,214
	Manitou BF SA	2,169	63,735
	Manutan International	759	85,431
	Mersen SA	5,929	263,202
	Metropole Television SA	4,366	69,537
*	Nacon SA	1,906	4,898
	Nexity SA	11,461	346,224
	NRJ Group	6,338	44,834
*	OL Groupe SA	4,185	13,474
	Quadient SA	11,111	195,950
*	Renault SA	55,113	2,240,864
	Rexel SA	51,098	1,130,410
	Rothschild & Co.	10,368	437,924
	Samse SA	262	53,485
	Savencia SA	1,752	115,436
	SCOR SE	34,485	851,166
	SEB SA	5,699	595,979
	Seche Environnement SA	1,014	110,437
	SES SA	115,236	894,246
*Ω	SMCP SA	13,403	106,376
	Societe BIC SA	4,041	293,400
	Societe LDC SA	825	98,220
	Sopra Steria Group SACA	3,374	561,174
	Stef SA	927	97,560
	Synergie SE	2,390	86,861
	Technip Energies NV	32,441	628,943
	Television Francaise 1	14,457	115,626
	Totalenergies EP Gabon	282	48,285
	Trigano SA	685	95,485
	Union Financiere de France BQE SA	1,688	38,755
	Valeo	53,608	1,171,590
*	Vallourec SA	34,479	503,298
	Vicat SA	4,770	133,195
	VIEL & Cie SA	3,477	24,574
	Vilmorin & Cie SA	2,045	102,894
	Vivendi SE	155,470	1,669,712
	Vranken-Pommery Monopole SA	1,043	18,979
*Ω	X-Fab Silicon Foundries SE	17,602	153,977
TOTAL FRANCE			29,606,660
GERMANY — (5.8%)
	1&1 AG	8,794	122,751
	3U Holding AG	6,131	26,745
	7C Solarparken AG	17,690	84,413
*	Aareal Bank AG	15,492	545,458

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	212	$10,102
	AlzChem Group AG	1,011	21,115
Ω	Aumann AG	2,278	34,069
	Aurubis AG	9,174	970,213
#*	Bauer AG	3,014	21,719
	BayWa AG	4,365	199,073
Ω	Befesa SA	5,892	337,972
	Bertrandt AG	898	43,909
*	Bijou Brigitte AG	1,477	70,394
	Bilfinger SE	9,612	330,942
*	Borussia Dortmund GmbH & Co. KGaA	25,902	115,586
	Brenntag SE	13,535	1,010,361
	CANCOM SE	7,430	256,146
	CECONOMY AG	115,308	282,790
	Cewe Stiftung & Co. KGAA	1,803	178,708
*	Commerzbank AG	337,220	3,854,908
	Continental AG	27,863	1,956,406
Ω	Covestro AG	55,738	2,566,428
	CropEnergies AG	8,453	110,064
	Deutz AG	41,097	224,644
	DMG Mori AG	411	18,811
	Draegerwerk AG & Co. KGaA	853	34,429
	Duerr AG	12,498	476,847
Ω	DWS Group GmbH & Co. KGaA	9,831	353,612
	EDAG Engineering Group AG	1,985	22,041
	Elmos Semiconductor SE	2,528	171,746
	ElringKlinger AG	8,846	76,995
	Encavis AG	8,814	170,775
	Evonik Industries AG	46,390	1,031,182
#*	flatexDEGIRO AG	12,319	104,826
	FORTEC Elektronik AG	585	16,405
*	Fraport AG Frankfurt Airport Services Worldwide	4,001	227,702
	Freenet AG	36,293	882,256
	Fresenius Medical Care AG & Co. KGaA	47,923	1,799,732
	Fuchs Petrolub SE	8,880	293,887
*	Gateway Real Estate AG	1,000	3,666
	Gerresheimer AG	8,611	636,819
	GESCO SE NA O.N	2,252	60,351
*	Global Fashion Group SA	10,958	13,991
*	H&R GmbH & Co. KGaA	4,152	27,179
	Hamburger Hafen und Logistik AG	7,278	102,790
	HeidelbergCement AG	41,205	2,827,380
#*	Heidelberger Druckmaschinen AG	44,000	90,449
	Hornbach Holding AG & Co. KGaA	2,788	246,987
	Indus Holding AG	555	14,674
Ω	Instone Real Estate Group SE	20,685	211,074
	Jenoptik AG	14,474	449,825
Ω	JOST Werke AG	3,772	218,400
	K&S AG	63,951	1,530,759
	KION Group AG	10,485	422,194
	Kloeckner & Co. SE	24,048	254,126
	Knaus Tabbert AG	425	18,275
*	Koenig & Bauer AG	4,875	95,653
	Kontron AG	8,109	164,781
	KPS AG	5,091	21,976
	Krones AG	4,274	499,047
	KSB SE & Co. KGaA	62	30,561
	KWS Saat SE & Co. KGaA	3,488	236,444
	Lanxess AG	16,709	833,944

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Leoni AG	6,435	$41,704
*	Mediclin AG	5,270	19,056
*	Medios AG	3,771	73,934
*	METRO AG	33,363	328,740
	MLP SE	21,361	118,545
	Mutares SE & Co. KGaA	1,320	29,367
	Norma Group SE	7,620	164,033
	OHB SE	1,667	59,161
	PATRIZIA SE	11,479	142,148
	ProSiebenSat.1 Media SE	37,292	383,555
*	q.beyond AG	32,252	39,761
	Rheinmetall AG	4,606	1,076,227
	RTL Group SA	4,352	211,164
	SAF-Holland SE	5,757	64,970
#	Salzgitter AG	11,280	460,351
	Schloss Wachenheim AG	674	11,352
#*	SGL Carbon SE	17,658	153,024
*	Siemens Energy AG	59,809	1,250,535
	Siltronic AG	3,046	253,931
	Sixt SE	3,672	456,543
#*	SNP Schneider-Neureither & Partner SE	19	580
#	Software AG	9,881	275,389
	Stabilus SE	7,715	532,144
	Suedzucker AG	22,772	369,434
	SUESS MicroTec SE	4,556	90,639
	Surteco Group SE	1,940	44,072
	Synlab AG	7,781	85,479
	Takkt AG	9,737	150,557
*	Talanx AG	16,074	795,193
	Technotrans SE	2,069	58,140
	Telefonica Deutschland Holding AG	276,175	813,438
*	thyssenkrupp AG	117,165	920,431
	Traffic Systems SE	890	28,212
	United Internet AG	27,599	640,748
*	Vitesco Technologies Group AG, Class A	6,137	425,382
	Vossloh AG	2,264	99,771
	Wacker Chemie AG	4,154	627,834
	Wacker Neuson SE	10,588	209,556
	Wuestenrot & Wuerttembergische AG	8,935	163,126
	ZEAL Network SE	1,739	52,936
TOTAL GERMANY			39,788,669
GREECE — (0.1%)
*	Alpha Services & Holdings SA	121,392	165,395
	Autohellas Tourist & Trading SA	3,474	38,976
	Bank of Greece	3,495	65,658
	ElvalHalcor SA	7,892	14,921
	Fourlis Holdings SA	10,074	39,874
	Hellenic Energy Holdings SA	9,333	78,788
	Intracom Holdings SA	11,350	22,439
*	LAMDA Development SA	7,984	54,603
	Motor Oil Hellas Corinth Refineries SA	5,663	138,391
	Mytilineos SA	757	19,584
*	Piraeus Financial Holdings SA	30,166	62,476
	Piraeus Port Authority SA	598	11,268
	Sarantis SA	1,468	12,286
	Thrace Plastics Holding & Co.	2,463	11,780

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA	5,589	$88,956
TOTAL GREECE			825,395
HONG KONG — (1.6%)
*	Aidigong Maternal & Child Health Ltd.	312,000	24,286
	Analogue Holdings Ltd.	42,000	6,493
*	Apollo Future Mobility Group Ltd.	1,024,000	26,713
	Asia Financial Holdings Ltd.	32,000	13,423
	ASMPT Ltd.	63,100	521,182
	Associated International Hotels Ltd.	12,000	13,963
	Bank of East Asia Ltd.	307,200	394,633
*	Blue River Holdings Ltd.	290,000	32,528
	BOCOM International Holdings Co. Ltd.	275,000	22,432
	Bright Smart Securities & Commodities Group Ltd.	176,000	31,266
*††	Brightoil Petroleum Holdings Ltd.	238,000	0
	Build King Holdings Ltd.	120,000	14,283
*††	Burwill Holdings Ltd.	664,000	0
*††	C Fiber Optic	344,000	0
#*	Cathay Pacific Airways Ltd.	295,909	294,907
*	Century City International Holdings Ltd.	360,000	14,945
	Cheuk Nang Holdings Ltd.	37,997	10,236
	Chevalier International Holdings Ltd.	20,000	17,724
*	China Energy Development Holdings Ltd.	2,198,000	36,206
	Chow Sang Sang Holdings International Ltd.	103,000	156,965
	CITIC Telecom International Holdings Ltd.	397,000	141,417
Ω	Crystal International Group Ltd.	121,500	38,676
	CSI Properties Ltd.	1,310,000	26,930
*††	CTEG	532,000	0
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	133,200	107,706
	Dah Sing Financial Holdings Ltd.	42,800	113,440
	Eagle Nice International Holdings Ltd.	36,000	19,764
*††	EcoGreen International Group Ltd.	84,000	7,633
	Emperor International Holdings Ltd.	270,000	24,575
	Emperor Watch & Jewellery Ltd.	790,000	18,889
*	Esprit Holdings Ltd.	775,000	82,268
	Far East Consortium International Ltd.	337,082	88,247
	First Pacific Co. Ltd.	738,000	257,366
*Ω	FIT Hon Teng Ltd.	341,000	98,126
*††	Genting Hong Kong Ltd.	331,000	3,284
	Giordano International Ltd.	296,000	77,750
	Great Eagle Holdings Ltd.	60,527	145,358
	Guotai Junan International Holdings Ltd.	698,000	69,639
*	Haitong International Securities Group Ltd.	786,922	90,566
	Hang Lung Group Ltd.	212,000	391,228
	Hang Lung Properties Ltd.	512,000	965,399
	Hanison Construction Holdings Ltd.	105,877	15,670
*	Harbour Centre Development Ltd.	17,000	15,564
	HKBN Ltd.	197,500	139,001
	HKR International Ltd.	251,040	83,352
	Hon Kwok Land Investment Co. Ltd.	54,000	15,479
*	Hongkong & Shanghai Hotels Ltd.	121,716	129,643
Ω	Honma Golf Ltd.	28,000	13,778
*††	Hsin Chong Group Holdings Ltd.	532,000	0
Ω	Impro Precision Industries Ltd.	75,000	25,377
*	IRC Ltd.	1,822,000	30,252
	ITC Properties Group Ltd.	84,761	11,433
	Johnson Electric Holdings Ltd.	104,290	143,247
	K Wah International Holdings Ltd.	284,000	105,706

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Kader Holdings Co. Ltd.	118,000	$7,164
	Kerry Logistics Network Ltd.	131,500	256,789
	Kerry Properties Ltd.	154,000	390,452
	Kowloon Development Co. Ltd.	105,000	111,066
*	Lai Sun Development Co. Ltd.	88,200	19,528
*	Lai Sun Garment International Ltd.	136,459	27,855
	Liu Chong Hing Investment Ltd.	40,000	37,478
*††	Long Well International Holdings Ltd.	1,212,000	0
	Luk Fook Holdings International Ltd.	97,000	336,393
*	Midland Holdings Ltd.	187,517	23,200
	Modern Dental Group Ltd.	47,000	18,090
#*	Mongolian Mining Corp.	162,000	65,202
	New World Development Co. Ltd.	372,000	1,111,872
	Nissin Foods Co. Ltd.	28,000	24,201
*††	Pacific Andes International Holdings Ltd.	668,000	0
	Pacific Basin Shipping Ltd.	1,212,000	427,702
*	Pacific Century Premium Developments Ltd.	301,000	16,016
	Pacific Textiles Holdings Ltd.	273,000	98,281
*	Paliburg Holdings Ltd.	86,000	21,283
#	PC Partner Group Ltd.	64,000	37,765
	Pico Far East Holdings Ltd.	278,000	54,667
	Public Financial Holdings Ltd.	116,000	34,497
*	Regal Hotels International Holdings Ltd.	68,000	28,813
Ω	Regina Miracle International Holdings Ltd.	29,000	12,187
	SAS Dragon Holdings Ltd.	64,000	30,799
*	Shangri-La Asia Ltd.	254,000	221,770
*	Shin Hwa World Ltd.	385,200	10,118
*	Shun Tak Holdings Ltd.	362,000	78,319
	Sino Land Co. Ltd.	30,850	40,089
	SmarTone Telecommunications Holdings Ltd.	94,000	63,261
	Soundwill Holdings Ltd.	23,500	21,625
	Stella International Holdings Ltd.	138,500	139,648
	Tai Hing Group Holdings Ltd.	54,000	7,997
	Tao Heung Holdings Ltd.	133,000	14,947
*	Television Broadcasts Ltd.	82,600	41,152
*††	Tenwow International Holdings Ltd.	120,000	0
	Texhong Textile Group Ltd.	80,500	73,536
	Texwinca Holdings Ltd.	278,000	48,241
*	Tongda Group Holdings Ltd.	1,935,000	31,671
	Town Health International Medical Group Ltd.	1,012,000	37,322
	Transport International Holdings Ltd.	40,336	57,568
	United Laboratories International Holdings Ltd.	274,000	181,400
	Vedan International Holdings Ltd.	80,000	6,171
*Ω	VPower Group International Holdings Ltd., Class H	118,000	7,313
	VSTECS Holdings Ltd.	192,000	120,131
	Wai Kee Holdings Ltd.	72,000	18,808
*	Wang On Group Ltd.	1,400,000	7,844
Ω	WH Group Ltd.	1,552,160	955,920
	Wing Tai Properties Ltd.	72,000	33,183
*	Xingye Alloy Materials Group Ltd.	84,000	11,446
*††	Youyuan International Holdings Ltd.	79,000	0
	YTO International Express & Supply Chain Technology Ltd.	28,000	7,667
	Yue Yuen Industrial Holdings Ltd.	201,000	329,736
*	Yunfeng Financial Group Ltd.	58,000	10,631
#*	Zensun Enterprises Ltd.	129,999	21,281
TOTAL HONG KONG			10,919,043
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	7,511	169,609

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (5.0%)
	Aarti Drugs Ltd.	8,695	$42,910
	Aarti Industries Ltd.	18,622	122,996
*	Aarti Pharmalabs Ltd.	4,656	15,561
	ACC Ltd.	4,247	102,612
	Action Construction Equipment Ltd.	10,111	41,440
*	Adani Transmission Ltd.	8,601	185,718
	ADF Foods Ltd.	3,088	28,880
	Advanced Enzyme Technologies Ltd.	6,791	23,264
	Aegis Logistics Ltd.	31,470	146,612
	AGI Greenpac Ltd.	5,757	23,088
	Agro Tech Foods Ltd.	2,464	27,306
	Ahluwalia Contracts India Ltd.	6,104	37,794
	AIA Engineering Ltd.	9,113	305,788
	Ajanta Pharma Ltd.	7,723	114,279
	Alembic Ltd.	15,848	13,396
	Alembic Pharmaceuticals Ltd.	13,268	87,583
	Alkem Laboratories Ltd.	714	26,328
	Allcargo Logistics Ltd.	14,247	72,987
	Amara Raja Batteries Ltd.	19,535	136,669
*	Amber Enterprises India Ltd.	1,643	38,406
	Ambuja Cements Ltd.	49,627	245,189
	Anant Raj Ltd.	19,359	26,569
	Andhra Sugars Ltd.	14,285	22,946
	Apar Industries Ltd.	4,076	84,295
	Apollo Tyres Ltd.	82,490	324,970
*	Arvind Fashions Ltd.	6,635	26,133
*	Arvind Ltd.	42,016	43,629
	Ashiana Housing Ltd.	6,346	10,939
*	Ashoka Buildcon Ltd.	23,322	23,732
*Ω	Aster DM Healthcare Ltd.	27,926	72,857
	Astra Microwave Products Ltd.	16,574	55,834
	Aurobindo Pharma Ltd.	63,939	320,349
	Automotive Axles Ltd.	1,036	32,099
	Avanti Feeds Ltd.	11,535	54,308
	Bajaj Consumer Care Ltd.	16,880	35,213
*	Bajaj Hindusthan Sugar Ltd.	245,227	44,981
	Balkrishna Industries Ltd.	4,967	135,187
	Balmer Lawrie & Co. Ltd.	19,246	28,264
	Balrampur Chini Mills Ltd.	29,626	137,279
	Banco Products India Ltd.	7,771	19,092
	Bank of Baroda	234,173	484,864
	Bank of India	114,507	117,489
	Bank of Maharashtra	144,375	54,461
	Bannari Amman Sugars Ltd.	902	30,461
	BASF India Ltd.	378	11,374
	BEML Ltd.	3,201	60,346
	BEML Ltd.	3,201	14,650
	Bhansali Engineering Polymers Ltd.	12,989	17,052
	Bharat Bijlee Ltd.	553	17,326
	Bharat Dynamics Ltd.	6,265	73,173
	Bharat Electronics Ltd.	592,686	692,156
	Bharat Heavy Electricals Ltd.	200,182	193,360
	Birla Corp. Ltd.	6,464	71,809
	Birlasoft Ltd.	24,386	90,692
	Bodal Chemicals Ltd.	9,138	7,998
	Bombay Burmah Trading Co.	4,849	52,561
*	Borosil Ltd.	2,401	10,535
	Brigade Enterprises Ltd.	23,418	131,325
	Brightcom Group Ltd.	41,645	12,792

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	6,726	$42,298
*	Camlin Fine Sciences Ltd.	19,146	36,864
	Canara Bank	94,771	354,299
*	Capacit'e Infraprojects Ltd.	275	503
	Caplin Point Laboratories Ltd.	3,997	34,043
	Care Ratings Ltd.	4,579	34,351
	CCL Products India Ltd.	15,057	99,805
	Ceat Ltd.	6,015	115,482
*	Central Bank of India Ltd.	119,974	44,430
	Century Enka Ltd.	3,444	17,300
	Century Textiles & Industries Ltd.	10,821	93,472
	Cera Sanitaryware Ltd.	772	49,698
	Chambal Fertilisers & Chemicals Ltd.	36,837	142,140
††	Chennai Super Kings Cricket Ltd.	33,314	172
	Cholamandalam Financial Holdings Ltd.	21,356	155,442
	Cigniti Technologies Ltd.	3,813	28,121
	City Union Bank Ltd.	90,533	175,820
*	Clariant Chemicals India Ltd.	3,519	14,336
Ω	Cochin Shipyard Ltd.	8,018	50,205
	Container Corp. of India Ltd.	22,302	172,457
	Coromandel International Ltd.	25,282	277,441
	Cosmo First Ltd.	4,334	37,711
*	CSB Bank Ltd.	17,397	53,158
	Cyient Ltd.	10,755	116,527
*	D B Realty Ltd.	19,709	18,239
	Dalmia Bharat Ltd.	18,022	389,429
	Dalmia Bharat Sugar & Industries Ltd.	5,261	22,999
	DB Corp. Ltd.	16,814	25,235
	DCB Bank Ltd.	86,633	122,754
	DCM Shriram Ltd.	7,541	80,108
	DCW Ltd.	37,568	22,267
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	114,113
	Delta Corp. Ltd.	21,699	52,416
*	Dhampur Bio Organics Ltd.	11,450	22,819
	Dhampur Sugar Mills Ltd.	11,450	31,878
	Dhanuka Agritech Ltd.	3,435	28,563
Ω	Dilip Buildcon Ltd.	6,035	15,839
*	Dish TV India Ltd.	209,091	41,199
*	Dishman Carbogen Amcis Ltd.	9,244	9,624
	Dollar Industries Ltd.	4,294	20,869
	Dwarikesh Sugar Industries Ltd.	19,117	21,794
	Dynamatic Technologies Ltd.	486	14,647
	eClerx Services Ltd.	5,076	89,924
	EID Parry India Ltd.	19,753	132,442
*	EIH Associated Hotels	1,808	8,693
*	EIH Ltd.	22,745	45,441
	Electrosteel Castings Ltd.	104,310	47,035
Ω	Endurance Technologies Ltd.	5,726	102,751
	Engineers India Ltd.	58,317	62,794
	EPL Ltd.	28,442	54,476
*Ω	Equitas Small Finance Bank Ltd.	56,690	37,952
Ω	Eris Lifesciences Ltd.	7,443	55,557
	Escorts Kubota Ltd.	8,711	223,571
	Everest Industries Ltd.	1,612	14,485
	Everest Kanto Cylinder Ltd.	6,320	7,048
	Excel Industries Ltd.	1,975	26,098
	Exide Industries Ltd.	88,153	195,656
*	FDC Ltd.	12,195	39,722
	Federal Bank Ltd.	390,779	645,074

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Federal-Mogul Goetze India Ltd.	4,153	$15,387
	FIEM Industries Ltd.	693	13,884
	Filatex India Ltd.	27,476	14,792
	Finolex Cables Ltd.	15,463	105,345
	Finolex Industries Ltd.	48,381	101,844
	Firstsource Solutions Ltd.	58,361	77,508
	Force Motors Ltd.	1,050	18,550
*	Fortis Healthcare Ltd.	95,930	330,678
	Gabriel India Ltd.	17,080	37,199
	GAIL India Ltd.	563,053	659,137
*	Ganesh Housing Corp. Ltd.	2,638	11,396
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	38,270
	Gateway Distriparks Ltd.	4,048	3,173
*	Gati Ltd.	5,798	10,167
*	GE T&D India Ltd.	10,963	16,069
Ω	General Insurance Corp. of India	17,947	40,486
	Genus Power Infrastructures Ltd.	32,993	37,620
	Geojit Financial Services Ltd.	10,612	5,982
	GHCL Ltd.	16,967	101,863
	Glenmark Pharmaceuticals Ltd.	33,446	157,135
	Godawari Power & Ispat Ltd.	12,991	63,794
	Godfrey Phillips India Ltd.	2,468	58,069
Ω	Godrej Agrovet Ltd.	7,864	43,418
*	Godrej Industries Ltd.	9,179	48,527
	Goodyear India Ltd.	1,451	19,619
	Granules India Ltd.	32,878	119,098
	Graphite India Ltd.	14,024	60,343
	Grauer & Weil India Ltd.	10,217	10,953
	Great Eastern Shipping Co. Ltd.	27,406	215,517
	Greaves Cotton Ltd.	24,203	43,195
	Greenpanel Industries Ltd.	9,316	36,938
	Greenply Industries Ltd.	10,082	17,374
	Gujarat Alkalies & Chemicals Ltd.	7,842	66,035
	Gujarat Ambuja Exports Ltd.	12,280	38,589
	Gujarat Fluorochemicals Ltd.	5,043	171,045
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	127,144
	Gujarat Pipavav Port Ltd.	48,693	56,198
	Gujarat State Petronet Ltd.	64,224	211,648
	Gulf Oil Lubricants India Ltd.	1,725	9,140
*	Hathway Cable & Datacom Ltd.	80,618	16,071
	HBL Power Systems Ltd.	29,816	36,215
*	HealthCare Global Enterprises Ltd.	10,118	35,005
	HEG Ltd.	2,257	28,822
	HeidelbergCement India Ltd.	15,130	32,426
	Heritage Foods Ltd.	4,435	8,281
	Hero MotoCorp Ltd.	5,217	176,822
	HFCL Ltd.	147,411	126,072
	HG Infra Engineering Ltd.	2,873	23,781
	Hikal Ltd.	9,005	40,001
	HIL Ltd.	1,383	42,574
	Himadri Speciality Chemical Ltd.	64,558	74,144
	Hindustan Aeronautics Ltd.	11,557	362,903
	Hindustan Copper Ltd.	24,909	37,715
	Hindware Home Innovation Ltd.	3,544	18,108
	Honda India Power Products Ltd.	598	15,196
	Huhtamaki India Ltd.	2,798	6,690
	I G Petrochemicals Ltd.	4,882	28,966
	ICRA Ltd.	909	49,993
*	IDFC First Bank Ltd.	736,597	528,033

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IDFC Ltd.	299,310	$313,570
*	Igarashi Motors India Ltd.	1,465	7,648
	IIFL Securities Ltd.	26,423	22,263
	India Cements Ltd.	43,951	104,474
	India Glycols Ltd.	3,432	28,737
	India Nippon Electricals Ltd.	1,870	8,711
*	Indiabulls Real Estate Ltd.	53,549	47,835
	Indian Bank	62,818	235,487
*	Indian Overseas Bank	360,585	126,530
	Indo Count Industries Ltd.	17,315	26,895
	Indoco Remedies Ltd.	6,798	27,256
	Indus Towers Ltd.	134,677	252,396
	IndusInd Bank Ltd.	64,483	857,451
	Infibeam Avenues Ltd.	129,114	27,160
*	Inox Wind Ltd.	12,758	14,904
	Insecticides India Ltd.	3,251	25,050
	Intellect Design Arena Ltd.	12,705	68,809
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	23,730
	Ipca Laboratories Ltd.	29,641	308,904
Ω	IRCON International Ltd.	51,030	37,849
	ITD Cementation India Ltd.	8,815	12,058
	J Kumar Infraprojects Ltd.	9,206	30,635
	Jagran Prakashan Ltd.	18,748	16,731
	Jai Corp. Ltd.	12,215	20,355
*	Jammu & Kashmir Bank Ltd.	63,698	43,162
	Jamna Auto Industries Ltd.	6,298	8,102
	Jindal Poly Films Ltd.	3,854	33,978
	Jindal Saw Ltd.	53,430	81,702
*	Jindal Stainless Hisar Ltd.	29,481	165,888
*	Jindal Stainless Ltd.	52,974	166,154
	Jindal Steel & Power Ltd.	101,247	728,071
	JK Cement Ltd.	5,781	191,515
	JK Lakshmi Cement Ltd.	14,023	125,894
	JK Paper Ltd.	21,843	110,153
	JK Tyre & Industries Ltd.	17,886	36,671
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	548	7,172
	JSW Energy Ltd.	118,534	345,927
	JTEKT India Ltd.	11,906	19,937
	Jubilant Ingrevia Ltd.	13,841	82,363
	Jubilant Pharmova Ltd.	11,620	50,903
	Jyothy Labs Ltd.	34,605	86,733
	Kalpataru Power Transmission Ltd.	17,626	110,191
	Kalyani Steels Ltd.	7,765	31,680
	Kansai Nerolac Paints Ltd.	16,503	85,323
	Karnataka Bank Ltd.	80,186	141,543
	Karur Vysya Bank Ltd.	100,489	132,744
	Kaveri Seed Co. Ltd.	4,744	30,742
	KCP Ltd.	19,493	24,694
	KEC International Ltd.	25,269	140,412
	KEI Industries Ltd.	10,152	201,323
*	Kesoram Industries Ltd.	39,318	27,498
	Kewal Kiran Clothing Ltd.	3,197	17,219
*	Kiri Industries Ltd.	5,614	19,391
	Kirloskar Brothers Ltd.	5,401	21,199
	Kirloskar Ferrous Industries Ltd.	9,588	44,300
	Kirloskar Oil Engines Ltd.	10,569	40,569
	Kitex Garments Ltd.	5,027	11,104
	KNR Constructions Ltd.	27,447	82,294
	Kolte-Patil Developers Ltd.	5,519	18,993

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kovai Medical Center & Hospital	843	$17,731
	KPR Mill Ltd.	11,903	76,665
	KRBL Ltd.	16,796	81,214
	LA Opala RG Ltd.	7,436	34,309
	Lakshmi Machine Works Ltd.	568	78,698
	LG Balakrishnan & Bros Ltd.	7,187	60,755
	LT Foods Ltd.	40,174	56,719
	Lumax Auto Technologies Ltd.	4,253	11,793
	Lupin Ltd.	42,305	381,907
	Maharashtra Seamless Ltd.	14,386	56,125
	Mahindra CIE Automotive Ltd.	29,639	143,031
	Mahindra Lifespace Developers Ltd.	15,138	64,386
	Maithan Alloys Ltd.	1,484	18,933
	Man Infraconstruction Ltd.	15,353	13,924
	Mangalam Cement Ltd.	3,267	11,390
	Marksans Pharma Ltd.	59,055	46,358
*	Max Ventures & Industries Ltd.	9,610	17,226
	Mayur Uniquoters Ltd.	2,063	10,573
	Mazagon Dock Shipbuilders Ltd.	7,521	73,151
*	Meghmani Finechem Ltd.	870	11,204
	Meghmani Organics Ltd.	29,423	35,848
	Minda Corp. Ltd.	16,296	42,750
*	Mirza International Ltd.	11,137	33,635
Ω	Mishra Dhatu Nigam Ltd.	8,726	22,606
	MM Forgings Ltd.	2,528	27,095
	Monte Carlo Fashions Ltd.	1,211	9,536
*	Morepen Laboratories Ltd.	49,098	17,353
	Motherson Sumi Wiring India Ltd.	21,035	13,324
	MRF Ltd.	454	505,829
	Mrs Bectors Food Specialities Ltd.	2,572	14,952
	Mukand Ltd.	6,374	10,003
	Multi Commodity Exchange of India Ltd.	6,048	112,068
	Nahar Spinning Mills Ltd.	2,181	6,685
	Natco Pharma Ltd.	17,203	112,690
	National Aluminium Co. Ltd.	201,774	206,440
*	National Fertilizers Ltd.	13,589	11,432
	Nava Ltd.	21,096	60,228
	Navneet Education Ltd.	18,503	25,347
	NBCC India Ltd.	147,802	66,529
	NCC Ltd.	97,963	109,134
	NCL Industries Ltd.	7,001	13,981
	NESCO Ltd.	3,968	28,317
	Neuland Laboratories Ltd.	2,588	47,564
	Newgen Software Technologies Ltd.	2,591	13,630
	Nilkamal Ltd.	1,432	32,718
Ω	Nippon Life India Asset Management Ltd.	24,048	73,307
	NMDC Ltd.	153,931	233,795
††	Nmdc Steel Ltd.	153,931	54,252
	NOCIL Ltd.	22,530	57,640
	Novartis India Ltd.	1,209	9,485
	NRB Bearings Ltd.	7,863	14,034
	Oberoi Realty Ltd.	18,539	186,254
	Olectra Greentech Ltd.	3,169	18,478
*	Omaxe Ltd.	8,674	7,032
	OnMobile Global Ltd.	16,986	18,530
	Oracle Financial Services Software Ltd.	4,537	169,333
	Orient Cement Ltd.	25,897	39,110
	Orient Paper & Industries Ltd.	25,398	13,949
	Oriental Aromatics Ltd.	533	2,481

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oriental Carbon & Chemicals Ltd.	1,832	$16,627
	Panama Petrochem Ltd.	2,894	11,554
*Ω	Parag Milk Foods Ltd.	6,480	7,247
*	Patel Engineering Ltd.	53,857	11,673
*	PC Jeweller Ltd.	62,691	38,838
	PCBL Ltd.	36,684	53,911
	Petronet LNG Ltd.	186,651	498,229
	Phoenix Mills Ltd.	14,497	247,190
	PNC Infratech Ltd.	17,993	72,623
	Polyplex Corp. Ltd.	4,412	82,290
	Power Mech Projects Ltd.	1,284	29,665
*	Prakash Industries Ltd.	25,349	21,143
Ω	Prataap Snacks Ltd.	1,310	13,611
	Precision Camshafts Ltd.	6,065	7,688
	Prestige Estates Projects Ltd.	32,983	170,100
*	Pricol Ltd.	16,687	40,179
*	Prism Johnson Ltd.	29,365	37,455
	PSP Projects Ltd.	1,511	13,111
	Punjab National Bank	434,872	286,846
Ω	Quess Corp. Ltd.	15,654	68,773
	Rain Industries Ltd.	44,748	92,970
	Rajesh Exports Ltd.	12,943	138,560
	Rallis India Ltd.	16,538	42,455
	Ramco Cements Ltd.	22,141	183,903
	Ramkrishna Forgings Ltd.	17,745	59,740
	Rane Holdings Ltd.	2,025	21,466
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	58,977
	Ratnamani Metals & Tubes Ltd.	5,795	158,393
	Raymond Ltd.	9,936	187,275
*Ω	RBL Bank Ltd.	62,895	120,579
	Redington Ltd.	131,696	299,321
*	Reliance Power Ltd.	642,896	100,171
	Rico Auto Industries Ltd.	16,938	18,496
	RITES Ltd.	11,078	48,851
	RSWM Ltd.	7,446	15,545
	Rupa & Co. Ltd.	3,572	11,952
	Sagar Cements Ltd.	6,506	17,787
	Samvardhana Motherson International Ltd.	22,537	20,838
	Sandhar Technologies Ltd.	2,664	7,531
	Sangam India Ltd.	1,977	5,168
*	Sanghi Industries Ltd.	18,177	14,460
	Sanghvi Movers Ltd.	2,991	12,184
	Sarda Energy & Minerals Ltd.	2,761	37,566
	Sasken Technologies Ltd.	1,587	17,786
	Savita Oil Technologies Ltd.	5,680	18,976
*	SEAMEC Ltd.	1,322	12,900
*	Sequent Scientific Ltd.	8,389	8,067
	Seshasayee Paper & Boards Ltd.	7,419	25,935
Ω	SH Kelkar & Co. Ltd.	11,863	20,339
	Shakti Pumps India Ltd.	993	5,341
	Shankara Building Products Ltd.	990	7,645
	Sharda Cropchem Ltd.	4,998	30,414
	Sharda Motor Industries Ltd.	1,048	9,234
	Shilpa Medicare Ltd.	7,489	22,280
	Shipping Corp. of India Ltd.	32,265	53,004
*	SIS Ltd.	6,676	30,445
	Siyaram Silk Mills Ltd.	2,979	18,641
	Sobha Ltd.	10,497	77,274
	Somany Ceramics Ltd.	3,402	22,601

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	South Indian Bank Ltd.	497,625	$109,914
*	Star Cement Ltd.	16,744	22,125
	Steel Authority of India Ltd.	293,027	326,888
	Sterlite Technologies Ltd.	30,912	68,901
*	Strides Pharma Science Ltd.	15,921	57,673
*	Subex Ltd.	107,968	45,565
	Subros Ltd.	5,228	19,225
	Sudarshan Chemical Industries Ltd.	6,005	28,351
	Sun TV Network Ltd.	19,125	109,032
	Sundaram-Clayton Ltd.	1,180	67,984
	Sunteck Realty Ltd.	12,856	56,663
	Suprajit Engineering Ltd.	16,641	66,136
	Supreme Petrochem Ltd.	12,254	57,850
	Surya Roshni Ltd.	4,819	37,837
	Sutlej Textiles & Industries Ltd.	19,044	13,974
	Tamil Nadu Newsprint & Papers Ltd.	11,959	35,219
	Tamilnadu Petroproducts Ltd.	14,233	15,490
	Tata Chemicals Ltd.	38,512	460,676
	Tata Coffee Ltd.	16,634	43,316
	Tata Metaliks Ltd.	1,163	11,892
*Ω	TCNS Clothing Co. Ltd.	1,568	9,351
	TD Power Systems Ltd.	16,940	27,594
	Techno Electric & Engineering Co. Ltd.	13,654	58,960
*Ω	Tejas Networks Ltd.	8,361	57,930
	Texmaco Rail & Engineering Ltd.	63,696	44,153
	Thirumalai Chemicals Ltd.	11,355	25,077
*	Thomas Cook India Ltd.	36,783	32,466
	Tide Water Oil Co. India Ltd.	1,174	14,168
	Time Technoplast Ltd.	29,889	31,355
	Tinplate Co. of India Ltd.	6,946	29,668
*	Titagarh Wagons Ltd.	8,195	23,077
	Transport Corp. of India Ltd.	6,289	48,431
	Trident Ltd.	241,317	101,928
	Triveni Engineering & Industries Ltd.	15,258	53,531
	TV Today Network Ltd.	8,802	26,618
*	TV18 Broadcast Ltd.	99,411	41,633
	TVS Srichakra Ltd.	1,006	40,669
	Uflex Ltd.	9,820	65,323
*Ω	Ujjivan Small Finance Bank Ltd.	48,339	17,172
	Unichem Laboratories Ltd.	9,845	42,462
	Union Bank of India Ltd.	182,028	176,292
	UPL Ltd.	117,632	1,090,531
	Usha Martin Ltd.	39,122	89,677
*	UTI Asset Management Co. Ltd.	4,540	41,726
*	VA Tech Wabag Ltd.	7,294	28,405
	Vakrangee Ltd.	95,035	31,532
*	Vardhman Textiles Ltd.	26,060	96,829
*Ω	Varroc Engineering Ltd.	8,500	28,966
	Venky's India Ltd.	1,292	28,941
	Vesuvius India Ltd.	2,035	40,596
	Vimta Labs Ltd.	1,870	8,188
	Vindhya Telelinks Ltd.	1,643	32,703
*	Vodafone Idea Ltd.	864,094	75,726
	Voltamp Transformers Ltd.	884	27,407
	Voltas Ltd.	8,235	80,897
	VST Industries Ltd.	911	33,728
	VST Tillers Tractors Ltd.	936	26,635
	Welspun Corp. Ltd.	33,813	87,431
	Welspun Enterprises Ltd.	17,310	30,883

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun India Ltd.	49,609	$40,738
	West Coast Paper Mills Ltd.	10,379	68,993
	Wheels India Ltd.	1,811	12,410
*	Wockhardt Ltd.	8,013	20,308
*	Wonderla Holidays Ltd.	2,335	9,876
*	Yes Bank Ltd.	170,161	35,999
	Zee Entertainment Enterprises Ltd.	220,917	614,425
*	Zee Media Corp. Ltd.	125,644	19,411
	Zensar Technologies Ltd.	16,196	46,216
	Zydus Lifesciences Ltd.	44,718	235,276
	Zydus Wellness Ltd.	3,889	66,590
TOTAL INDIA			34,684,322
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	1,049,300	34,356
*	Adhi Karya Persero Tbk PT	585,200	18,757
*	Alam Sutera Realty Tbk PT	1,165,900	12,626
	Astra Agro Lestari Tbk PT	115,100	63,209
	Astra Otoparts Tbk PT	172,500	15,665
*	Bank Bukopin Tbk PT	4,221,000	33,805
*	Bank Capital Indonesia Tbk PT	991,200	8,607
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	15,647
*	Bank Ganesha Tbk PT	1,421,600	8,545
*	Bank Mayapada International Tbk PT	1,396,100	48,028
	Bank Maybank Indonesia Tbk PT	2,873,800	44,849
*	Bank MNC Internasional Tbk PT	3,124,100	19,013
*	Bank Nationalnobu Tbk PT	80,900	2,787
	Bank OCBC Nisp Tbk PT	566,200	29,304
	Bank Pan Indonesia Tbk PT	621,700	65,557
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	380,853	34,697
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	41,880
	Bank Tabungan Negara Persero Tbk PT	1,208,764	109,961
	BISI International Tbk PT	236,900	24,905
	Blue Bird Tbk PT	151,800	16,385
*	Buana Lintas Lautan Tbk PT	1,461,500	14,636
	Bukit Asam Tbk PT	684,200	155,550
*	Bumi Serpong Damai Tbk PT	929,000	58,063
	Ciputra Development Tbk PT	1,736,586	113,080
	Delta Dunia Makmur Tbk PT	888,000	17,332
	Dharma Satya Nusantara Tbk PT	494,300	22,478
	Elnusa Tbk PT	1,110,000	23,167
	Erajaya Swasembada Tbk PT	1,768,000	49,691
*	Gajah Tunggal Tbk PT	310,300	12,415
*	Global Mediacom Tbk PT	660,100	12,542
	Gudang Garam Tbk PT	80,700	123,868
	Harum Energy Tbk PT	231,100	26,795
	Hexindo Adiperkasa Tbk PT	60,300	21,417
	Indah Kiat Pulp & Paper Tbk PT	507,600	282,870
	Indika Energy Tbk PT	467,500	75,417
	Indo Tambangraya Megah Tbk PT	49,900	120,712
	Indocement Tunggal Prakarsa Tbk PT	211,200	141,258
	Indofood Sukses Makmur Tbk PT	617,700	277,594
	Indomobil Sukses Internasional Tbk PT	319,500	18,555
	Integra Indocabinet Tbk PT	423,800	10,196
	Japfa Comfeed Indonesia Tbk PT	790,900	71,365
*	Kawasan Industri Jababeka Tbk PT	3,135,500	28,861
*	Krakatau Steel Persero Tbk PT	689,800	14,549
*	Lippo Karawaci Tbk PT	4,211,950	23,071
	Medco Energi Internasional Tbk PT	1,754,872	164,619

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Media Nusantara Citra Tbk PT	1,387,100	$64,459
*	Mitra Adiperkasa Tbk PT	449,800	39,065
*	MNC Kapital Indonesia Tbk PT	3,117,400	14,795
*	MNC Land Tbk PT	12,970,200	65,837
*	MNC Vision Networks Tbk PT	4,804,100	19,587
*	Mulia Industrindo Tbk PT	256,900	9,862
*††	Omni Inovasi Indonesia Tbk PT	247,700	827
	Pabrik Kertas Tjiwi Kimia Tbk PT	249,600	122,243
	Pakuwon Jati Tbk PT	2,451,800	73,335
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	45,136
*	PP Persero Tbk PT	565,500	26,303
	Puradelta Lestari Tbk PT	1,263,400	14,007
	Ramayana Lestari Sentosa Tbk PT	603,300	28,618
	Resource Alam Indonesia Tbk PT	280,500	7,941
*††	Rimo International Lestari Tbk PT	4,191,900	0
	Salim Ivomas Pratama Tbk PT	511,500	14,486
	Samator Indo Gas Tbk PT	71,700	9,528
	Sampoerna Agro Tbk PT	68,700	9,726
	Samudera Indonesia Tbk PT	1,503,000	43,575
*	Sarana Meditama Metropolitan Tbk PT	413,200	7,891
	Sawit Sumbermas Sarana Tbk PT	694,000	73,395
*	Semen Baturaja Persero Tbk PT	247,700	6,752
	Semen Indonesia Persero Tbk PT	477,747	236,660
	Siloam International Hospitals Tbk PT	401,600	32,719
*††	Sri Rejeki Isman Tbk PT	1,787,400	3,264
	Steel Pipe Industry of Indonesia PT	497,300	8,372
	Summarecon Agung Tbk PT	2,151,204	88,519
	Surya Citra Media Tbk PT	1,667,100	25,196
	Tempo Scan Pacific Tbk PT	117,300	10,994
	Timah Tbk PT	610,700	51,094
*††	Trada Alam Minera Tbk PT	3,776,600	2,362
*	Trimegah Sekuritas IndonesiaTbk PT	1,532,700	23,531
	Triputra Agro Persada PT	451,400	18,673
	Tunas Baru Lampung Tbk PT	599,800	28,435
*	Waskita Karya Persero Tbk PT	868,600	19,745
*	Wijaya Karya Persero Tbk PT	617,100	28,488
	XL Axiata Tbk PT	674,293	103,853
TOTAL INDONESIA			3,907,957
IRELAND — (0.9%)
	AIB Group PLC	239,379	1,005,533
	Bank of Ireland Group PLC	330,642	3,532,524
	Cairn Homes PLC	161,264	171,432
*	Dalata Hotel Group PLC	25,751	108,790
	FBD Holdings PLC	9,012	111,562
	Glanbia PLC	60,704	740,767
*Ω	Glenveagh Properties PLC	132,660	135,915
*	Permanent TSB Group Holdings PLC	30,009	66,938
	Smurfit Kappa Group PLC	12,035	505,284
TOTAL IRELAND			6,378,745
ISRAEL — (0.9%)
	Afcon Holdings Ltd.	760	30,896
	Africa Israel Residences Ltd.	1,677	78,746
	Alrov Properties & Lodgings Ltd.	1,983	100,519
	Arad Ltd.	3,363	41,910
	Ashtrom Group Ltd.	9,980	188,960
	Aura Investments Ltd.	17,501	30,028

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Avgol Industries 1953 Ltd.	17,326	$8,776
	Azorim-Investment Development & Construction Co. Ltd.	33,567	113,154
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	44,202
	Carasso Motors Ltd.	6,480	41,347
	Castro Model Ltd.	387	4,256
*	Cellcom Israel Ltd.	28,735	142,317
*	Clal Insurance Enterprises Holdings Ltd.	16,682	286,437
*	Compugen Ltd.	6,913	5,997
	Delek Automotive Systems Ltd.	7,477	92,340
*	Delek Group Ltd.	2,316	251,457
	Delta Galil Ltd.	2,465	97,169
	Dor Alon Energy in Israel 1988 Ltd.	1,112	28,557
*	Ellomay Capital Ltd.	567	9,758
*	Equital Ltd.	6,299	176,184
	First International Bank of Israel Ltd.	10,189	411,573
	FMS Enterprises Migun Ltd.	889	28,597
	Formula Systems 1985 Ltd.	1,912	151,874
	Formula Systems 1985 Ltd., Sponsored ADR	433	34,116
*	Gilat Satellite Networks Ltd.	8,133	44,062
*	Hagag Group Real Estate Development	3,580	18,859
	Hamat Group Ltd.	5,206	34,450
	Harel Insurance Investments & Financial Services Ltd.	33,143	320,616
	IDI Insurance Co. Ltd.	1,856	44,373
	Ilex Medical Ltd.	1,003	25,609
	Infinya Ltd.	867	90,400
	Israel Canada T.R Ltd.	25,831	68,172
	Israel Land Development Co. Ltd.	2,527	29,368
	Isras Investment Co. Ltd.	532	103,825
	Issta Ltd.	1,709	45,673
*	Kamada Ltd.	7,363	34,459
	Kardan Real Estate Enterprise & Development Ltd.	24,557	25,164
	Kenon Holdings Ltd.	5,371	167,380
	Kerur Holdings Ltd.	1,355	32,484
	Klil Industries Ltd.	356	22,295
	M Yochananof & Sons Ltd.	1,088	58,648
	Mediterranean Towers Ltd.	24,745	56,896
*	Mehadrin Ltd.	111	4,047
*	Meitav Investment House Ltd.	8,070	26,026
	Menora Mivtachim Holdings Ltd.	6,559	145,274
	Meshulam Levinstein Contracting & Engineering Ltd.	258	22,251
*	Migdal Insurance & Financial Holdings Ltd.	102,324	126,125
*	Naphtha Israel Petroleum Corp. Ltd.	11,180	57,437
*	Neto Malinda Trading Ltd.	3,324	76,079
	Oil Refineries Ltd.	617,221	213,471
*	OPC Energy Ltd.	10,844	112,610
	Palram Industries 1990 Ltd.	1,933	12,686
*	Partner Communications Co. Ltd.	41,905	301,328
*	Paz Oil Co. Ltd.	2,231	278,120
*	Perion Network Ltd.	6,547	220,210
	Plasson Industries Ltd.	1,011	43,530
	Prashkovsky Investments & Construction Ltd.	1,882	50,915
	Rapac Communication & Infrastructure Ltd.	1,204	9,949
	Raval Ics Ltd.	12,763	15,494
	Sano-Brunos Enterprises Ltd.	536	34,736
	Scope Metals Group Ltd.	1,359	50,536
	Shalag Industries Ltd.	2,618	6,447
*	Shikun & Binui Ltd.	12,694	37,208
	Shufersal Ltd.	21,533	120,828
*	Solegreen Ltd.	2,924	6,652

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Suny Cellular Communication Ltd.	38,993	$17,709
Ω	Tamar Petroleum Ltd.	16,144	42,131
	Tel Aviv Stock Exchange Ltd.	18,960	114,534
*	Tower Semiconductor Ltd.	14,423	606,706
	Victory Supermarket Chain Ltd.	1,071	11,935
TOTAL ISRAEL			6,386,877
ITALY — (2.6%)
	A2A SpA	357,638	538,418
	ACEA SpA	11,629	178,267
*	Aeffe SpA	11,709	17,487
Ω	Anima Holding SpA	54,118	238,713
	Aquafil SpA	4,359	28,912
	Arnoldo Mondadori Editore SpA	38,743	80,991
	Ascopiave SpA	23,764	68,802
*	Autogrill SpA	27,022	197,182
	Avio SpA	4,608	49,829
	Azimut Holding SpA	23,671	590,963
	Banca IFIS SpA	7,189	120,396
	Banca Mediolanum SpA	53,760	514,344
	Banca Popolare di Sondrio SPA	135,001	663,053
	Banca Profilo SpA	114,968	26,135
Ω	Banca Sistema SpA	15,855	29,624
	Banco BPM SpA	394,306	1,774,691
	Banco di Desio e della Brianza SpA	12,049	41,934
	BasicNet SpA	5,417	32,539
	BF SpA	11,931	50,276
Ω	BFF Bank SpA	3,503	32,396
	Biesse SpA	1,662	26,792
	BPER Banca	292,670	803,995
	Brembo SpA	36,468	492,322
	Buzzi Unicem SpA	28,147	633,812
	Cairo Communication SpA	17,223	30,716
	Cementir Holding NV	12,612	99,480
*	CIR SpA-Compagnie Industriali	239,509	115,635
	CNH Industrial NV	3,852	68,143
	Credito Emiliano SpA	26,852	228,694
*	d'Amico International Shipping SA	332,916	141,384
	Danieli & C Officine Meccaniche SpA	12,070	225,073
	Danieli & C Officine Meccaniche SpA	3,835	99,382
	Datalogic SpA	3,736	37,595
	De' Longhi SpA	13,699	316,229
	Elica SpA	8,847	27,993
	Emak SpA	17,371	22,669
Ω	Enav SpA	52,512	241,762
	Esprinet SpA	7,745	61,421
	Exprivia SpA	9,687	15,175
*	Fiera Milano SpA	6,870	22,638
	Fila SpA	6,120	47,608
*	Fincantieri SpA	92,350	60,873
*	FNM SpA	40,686	19,884
*	Garofalo Health Care SpA	4,490	18,178
	Gefran SpA	2,084	22,019
	Hera SpA	198,526	570,289
	IMMSI SpA	62,616	33,233
	Indel B SpA	373	9,787
*	Iveco Group NV	53,448	437,767
	IVS Group SA	6,481	25,230
*	KME Group SpA	43,866	33,726

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Landi Renzo SpA	31,422	$19,388
	Leonardo SpA	105,578	1,087,257
	Maire Tecnimont SpA	35,493	136,793
	MARR SpA	1,191	15,660
	Mediobanca Banca di Credito Finanziario SpA	144,530	1,553,690
	MFE-MediaForEurope NV, Class A	224,727	98,486
	MFE-MediaForEurope NV, Class B	86,301	58,434
*	Newlat Food SpA	4,322	22,445
	Openjobmetis SpA agenzia per il lavoro	3,304	33,172
	Orsero SpA	2,608	43,300
Ω	OVS SpA	73,087	175,966
	Piaggio & C SpA	46,282	174,839
Ω	Pirelli & C SpA	99,938	500,358
Ω	Poste Italiane SpA	80,874	864,060
	Prima Industrie SpA	1,511	40,912
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	11,914
	Sabaf SpA	2,439	46,956
	SAES Getters SpA	2,203	75,952
	SAES Getters SpA	2,331	67,032
*	Safilo Group SpA	55,553	83,203
	Salcef SpA	671	13,128
*	Saras SpA	147,012	254,880
	SIT SpA	989	6,743
	SOL SpA	9,309	205,410
*	Spaxs SpA	13,057	107,138
*	Telecom Italia SpA	2,639,238	759,857
*	Telecom Italia SpA	1,059,301	295,798
	Unipol Gruppo SpA	108,936	570,537
	UnipolSai Assicurazioni SpA	134,436	357,602
TOTAL ITALY			17,945,366
JAPAN — (16.6%)
	77 Bank Ltd.	15,900	283,964
	A&D HOLON Holdings Co. Ltd.	8,100	66,328
	Achilles Corp.	4,600	44,311
	AD Works Group Co. Ltd.	8,300	9,393
	ADEKA Corp.	23,900	404,418
	Advan Group Co. Ltd.	7,500	50,795
	AFC-HD AMS Life Science Co. Ltd.	1,800	12,433
	Agro-Kanesho Co. Ltd.	2,600	31,891
	Ahresty Corp.	9,900	37,496
	Aichi Financial Group, Inc.	13,290	237,365
	Aichi Steel Corp.	3,600	63,903
	Aichi Tokei Denki Co. Ltd.	2,700	28,409
	Aida Engineering Ltd.	10,000	62,789
	Air Water, Inc.	54,200	663,141
	Airport Facilities Co. Ltd.	9,300	37,090
	Aisan Industry Co. Ltd.	13,200	76,559
*	Akebono Brake Industry Co. Ltd.	42,500	50,503
	Akita Bank Ltd.	5,800	84,000
	Albis Co. Ltd.	2,000	37,178
	Alconix Corp.	9,400	100,791
	Alfresa Holdings Corp.	51,600	645,877
	Alinco, Inc.	4,500	36,050
	Alleanza Holdings Co. Ltd.	3,200	25,643
	Alpen Co. Ltd.	5,100	76,361
	Alpha Corp.	2,400	17,448
	Alps Alpine Co. Ltd.	64,981	665,794
	Alps Logistics Co. Ltd.	6,000	55,532

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Amada Co. Ltd.	12,008	$107,865
Anabuki Kosan, Inc.	1,200	19,158
Anest Iwata Corp.	11,300	75,981
AOKI Holdings, Inc.	13,800	72,762
Aoyama Trading Co. Ltd.	15,700	109,766
Aozora Bank Ltd.	38,400	767,777
Arakawa Chemical Industries Ltd.	5,500	42,220
Arata Corp.	4,700	152,439
ARCLANDS Corp.	10,500	118,303
Arcs Co. Ltd.	13,900	234,899
Arealink Co. Ltd.	3,400	48,850
Asahi Co. Ltd.	5,200	54,996
ASAHI YUKIZAI Corp.	4,500	103,081
Asanuma Corp.	3,600	90,199
Asia Pile Holdings Corp.	10,700	53,042
ASKA Pharmaceutical Holdings Co. Ltd.	7,400	71,233
Astena Holdings Co. Ltd.	8,100	25,978
Autobacs Seven Co. Ltd.	20,300	225,997
Awa Bank Ltd.	12,900	217,099
Axial Retailing, Inc.	5,100	138,273
Axyz Co. Ltd.	800	18,018
Bando Chemical Industries Ltd.	10,800	84,639
Bank of Iwate Ltd.	4,400	73,253
Bank of Nagoya Ltd.	3,600	97,937
Bank of Saga Ltd.	4,600	65,693
Bank of the Ryukyus Ltd.	9,100	67,581
Bank of Toyama Ltd.	1,400	19,880
Belluna Co. Ltd.	17,700	95,154
Bourbon Corp.	3,000	48,771
Br Holdings Corp.	4,400	11,526
Broadband Tower, Inc.	18,200	23,150
Brother Industries Ltd.	5,400	83,874
Bunka Shutter Co. Ltd.	17,100	153,176
Canon Electronics, Inc.	6,900	90,678
Carlit Holdings Co. Ltd.	5,500	32,638
Cawachi Ltd.	4,800	82,923
Central Glass Co. Ltd.	10,400	229,672
Central Security Patrols Co. Ltd.	2,900	58,612
Central Sports Co. Ltd.	2,100	40,088
Chiba Kogyo Bank Ltd.	25,400	98,396
Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	51,714
Chino Corp.	2,600	38,613
Chori Co. Ltd.	4,500	82,107
Chubu Shiryo Co. Ltd.	7,421	59,207
Chuetsu Pulp & Paper Co. Ltd.	3,600	28,491
Chugin Financial Group, Inc.	49,100	357,284
Chuo Gyorui Co. Ltd.	500	12,103
CI Takiron Corp.	14,900	60,045
Citizen Watch Co. Ltd.	73,800	351,109
CKD Corp.	15,100	233,856
CK-San-Etsu Co. Ltd.	1,300	43,112
CMIC Holdings Co. Ltd.	4,200	56,900
CMK Corp.	17,600	69,102
Coca-Cola Bottlers Japan Holdings, Inc.	30,949	325,858
Computer Engineering & Consulting Ltd.	2,000	23,306
Concordia Financial Group Ltd.	91,000	399,887
CONEXIO Corp.	3,700	54,463
Cosmo Energy Holdings Co. Ltd.	25,600	717,926
CRE, Inc.	2,500	20,929

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Create Medic Co. Ltd.	3,000	$20,467
CTI Engineering Co. Ltd.	3,300	84,166
Dai Nippon Toryo Co. Ltd.	7,200	43,690
Daicel Corp.	77,800	574,031
Dai-Dan Co. Ltd.	5,100	86,482
Daido Metal Co. Ltd.	13,400	51,564
Daido Steel Co. Ltd.	8,000	302,482
Daihatsu Diesel Manufacturing Co. Ltd.	7,400	30,493
Daihen Corp.	5,700	185,995
Daiho Corp.	3,400	96,000
Dai-Ichi Cutter Kogyo KK	2,600	20,633
Daiichi Jitsugyo Co. Ltd.	2,600	94,084
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	55,576
Daiken Corp.	4,800	81,104
Daiki Aluminium Industry Co. Ltd.	7,600	84,248
Daikyonishikawa Corp.	13,400	63,036
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	65,714
Daio Paper Corp.	28,100	216,824
Daiseki Eco. Solution Co. Ltd.	1,100	8,392
Daishi Hokuetsu Financial Group, Inc.	12,050	287,492
Daishinku Corp.	9,900	56,666
Daisue Construction Co. Ltd.	3,500	31,484
Daito Pharmaceutical Co. Ltd.	4,000	80,996
Daitron Co. Ltd.	3,400	63,873
DCM Holdings Co. Ltd.	40,200	365,841
Denka Co. Ltd.	20,800	431,488
DIC Corp.	23,500	436,913
DKK-Toa Corp.	3,400	19,978
DKS Co. Ltd.	2,400	36,038
Doutor Nichires Holdings Co. Ltd.	9,700	139,603
Dowa Holdings Co. Ltd.	14,500	506,241
DyDo Group Holdings, Inc.	2,700	98,223
Eagle Industry Co. Ltd.	9,400	82,442
Ebara Foods Industry, Inc.	1,400	33,292
Eco's Co. Ltd.	3,000	43,282
EDION Corp.	28,600	282,479
EF-ON, Inc.	5,900	23,596
Ehime Bank Ltd.	10,500	77,816
Elematec Corp.	5,800	73,547
Endo Lighting Corp.	4,100	24,416
Enomoto Co. Ltd.	2,300	31,655
ES-Con Japan Ltd.	7,300	47,188
Eslead Corp.	2,900	47,544
ESPEC Corp.	4,800	74,861
Exedy Corp.	9,200	123,750
EXEO Group, Inc.	9,800	178,199
Ezaki Glico Co. Ltd.	13,700	382,831
FALCO HOLDINGS Co. Ltd.	2,300	32,638
Feed One Co. Ltd.	7,300	38,422
Ferrotec Holdings Corp.	13,200	330,616
FIDEA Holdings Co. Ltd.	5,910	67,500
First Bank of Toyama Ltd.	19,100	95,913
Focus Systems Corp.	4,700	38,577
France Bed Holdings Co. Ltd.	7,200	54,148
Freund Corp.	3,200	16,480
F-Tech, Inc.	5,800	24,294
Fudo Tetra Corp.	4,400	52,266
Fuji Co. Ltd.	3,400	48,546
Fuji Corp.	22,400	372,962

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Fuji Corp.	3,200	$33,153
Fuji Corp. Ltd.	9,800	51,695
Fuji Die Co. Ltd.	1,700	7,698
Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	32,998
Fuji Kosan Co. Ltd.	1,300	12,770
Fuji Oil Co. Ltd.	15,000	30,754
Fuji Oil Holdings, Inc.	13,300	210,913
Fuji Pharma Co. Ltd.	5,500	45,083
Fuji Seal International, Inc.	11,700	152,060
Fujibo Holdings, Inc.	3,600	89,767
Fujicco Co. Ltd.	5,300	77,076
Fujikura Composites, Inc.	6,200	42,977
Fujikura Ltd.	66,300	503,970
Fujimori Kogyo Co. Ltd.	4,700	120,674
Fujiya Co. Ltd.	3,900	76,222
FuKoKu Co. Ltd.	3,700	29,708
Fukuda Corp.	2,100	73,551
Fukuda Denshi Co. Ltd.	6,600	230,005
Fukui Bank Ltd.	7,700	99,017
Fukuoka Financial Group, Inc.	56,560	1,304,930
Fukushima Bank Ltd.	9,000	18,184
Fukushima Galilei Co. Ltd.	3,300	112,017
Fukuyama Transporting Co. Ltd.	7,500	194,070
Fumakilla Ltd.	1,200	9,895
Furukawa Battery Co. Ltd.	5,200	43,050
Furukawa Co. Ltd.	10,300	104,996
Furukawa Electric Co. Ltd.	23,600	458,038
Furuno Electric Co. Ltd.	8,700	62,363
Fuso Pharmaceutical Industries Ltd.	2,300	34,271
Futaba Industrial Co. Ltd.	19,300	58,098
Gakken Holdings Co. Ltd.	4,400	33,027
Gecoss Corp.	5,000	33,980
Geo Holdings Corp.	9,900	144,623
GL Sciences, Inc.	2,600	47,351
Glory Ltd.	14,475	253,169
Glosel Co. Ltd.	9,400	30,230
Godo Steel Ltd.	3,100	59,759
Grandy House Corp.	4,100	18,389
GS Yuasa Corp.	19,600	342,981
GSI Creos Corp.	3,400	40,323
G-Tekt Corp.	8,100	96,284
Gunma Bank Ltd.	97,300	379,548
Gunze Ltd.	5,300	174,536
H.U. Group Holdings, Inc.	13,800	292,905
H2O Retailing Corp.	27,900	272,282
Hachijuni Bank Ltd.	120,600	523,810
Hagihara Industries, Inc.	4,100	37,352
Hagiwara Electric Holdings Co. Ltd.	3,300	65,703
Hagoromo Foods Corp.	500	11,502
Hamakyorex Co. Ltd.	4,500	112,692
Handsman Co. Ltd.	1,900	17,107
Hanwa Co. Ltd.	11,900	378,909
Happinet Corp.	4,400	68,783
Hard Off Corp. Co. Ltd.	3,900	38,810
Harima Chemicals Group, Inc.	4,400	28,363
Haseko Corp.	23,000	266,091
Hashimoto Sogyo Holdings Co. Ltd.	3,200	26,269
Hazama Ando Corp.	48,000	318,452
Heiwa Corp.	17,200	312,077

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwa Real Estate Co. Ltd.	8,100	$231,742
	Heiwado Co. Ltd.	8,887	148,532
	Himaraya Co. Ltd.	2,700	19,405
*	Hino Motors Ltd.	77,000	329,370
	Hirakawa Hewtech Corp.	4,100	37,747
	Hirano Tecseed Co. Ltd.	2,400	42,526
	Hirata Corp.	1,500	74,215
	Hirogin Holdings, Inc.	80,519	419,862
	Hirose Tusyo, Inc.	800	15,607
*	Hiroshima Electric Railway Co. Ltd.	5,100	32,206
	Hitachi Zosen Corp.	39,600	262,221
	Hochiki Corp.	3,900	43,532
	Hodogaya Chemical Co. Ltd.	2,100	54,114
	Hogy Medical Co. Ltd.	4,600	119,470
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	28,290
	Hokkan Holdings Ltd.	3,400	36,907
	Hokko Chemical Industry Co. Ltd.	5,700	36,660
	Hokkoku Financial Holdings, Inc.	7,500	237,699
	Hokuetsu Corp.	41,600	267,798
	Hokuetsu Industries Co. Ltd.	7,500	83,013
	Hokuhoku Financial Group, Inc.	42,900	339,766
	Hokuriku Electric Industry Co. Ltd.	2,500	25,016
	Hokuto Corp.	6,300	91,568
	H-One Co. Ltd.	7,100	36,210
	Honeys Holdings Co. Ltd.	4,700	53,056
	Hoosiers Holdings Co. Ltd.	10,600	64,696
	Horiba Ltd.	7,600	350,000
	Hosokawa Micron Corp.	4,100	87,439
	Howa Machinery Ltd.	3,900	29,186
	HS Holdings Co. Ltd.	7,200	67,518
	Hyakugo Bank Ltd.	71,200	229,950
	Hyakujushi Bank Ltd.	8,400	132,011
	Ichiken Co. Ltd.	1,900	26,499
	Ichikoh Industries Ltd.	16,400	49,075
	Ichimasa Kamaboko Co. Ltd.	3,000	16,293
	Ichinen Holdings Co. Ltd.	6,400	63,428
	Ichiyoshi Securities Co. Ltd.	12,500	59,741
	IDEA Consultants, Inc.	1,600	21,304
	Iino Kaiun Kaisha Ltd.	25,600	181,251
	IJTT Co. Ltd.	6,900	28,295
	Imagica Group, Inc.	6,500	33,778
	Imura Envelope Co., Inc.	2,800	18,755
	Inaba Denki Sangyo Co. Ltd.	14,600	317,197
	Inaba Seisakusho Co. Ltd.	3,600	38,539
	Inabata & Co. Ltd.	14,900	289,220
	Inageya Co. Ltd.	5,600	56,001
	INFRONEER Holdings, Inc.	56,352	449,827
	I-PEX, Inc.	3,600	32,044
	Ise Chemicals Corp.	900	35,865
	Iseki & Co. Ltd.	7,400	69,686
	Ishihara Sangyo Kaisha Ltd.	12,100	103,011
	Ishizuka Glass Co. Ltd.	1,000	11,151
	Itochu Enex Co. Ltd.	16,700	143,142
	Itochu-Shokuhin Co. Ltd.	1,900	73,740
	Itoham Yonekyu Holdings, Inc.	44,000	241,579
	Itoki Corp.	13,700	74,138
	IwaiCosmo Holdings, Inc.	6,600	67,622
	Iwaki Co. Ltd.	2,900	28,223
	Iwasaki Electric Co. Ltd.	2,500	45,995

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Iwatani Corp.	9,100	$392,221
Iyogin Holdings, Inc.	78,300	441,908
Izumi Co. Ltd.	9,500	215,097
J Front Retailing Co. Ltd.	39,000	363,226
J Trust Co. Ltd.	24,700	108,486
JANOME Corp.	6,900	32,210
Japan Aviation Electronics Industry Ltd.	11,900	204,439
Japan Electronic Materials Corp.	4,400	48,905
Japan Investment Adviser Co. Ltd.	3,100	26,230
Japan Medical Dynamic Marketing, Inc.	3,200	21,384
Japan Oil Transportation Co. Ltd.	700	12,333
Japan Pulp & Paper Co. Ltd.	3,900	164,545
Japan Transcity Corp.	10,000	41,269
Japan Wool Textile Co. Ltd.	17,400	129,549
JDC Corp.	12,400	53,110
Jichodo Co. Ltd.	200	10,074
Jimoto Holdings, Inc.	5,600	19,234
JINUSHI Co. Ltd.	2,900	41,446
JK Holdings Co. Ltd.	5,500	44,923
JMS Co. Ltd.	7,000	27,019
J-Oil Mills, Inc.	6,700	81,391
Joshin Denki Co. Ltd.	5,043	77,540
Joyful Honda Co. Ltd.	15,300	219,809
JSP Corp.	4,300	52,286
JTEKT Corp.	61,925	459,068
Juki Corp.	10,000	48,594
Juroku Financial Group, Inc.	12,200	293,593
JVCKenwood Corp.	48,200	134,512
Kadoya Sesame Mills, Inc.	1,100	29,956
Kaga Electronics Co. Ltd.	4,900	163,219
Kamei Corp.	9,700	106,451
Kamigumi Co. Ltd.	13,100	267,980
Kanaden Corp.	6,800	58,533
Kanagawa Chuo Kotsu Co. Ltd.	2,100	53,706
Kaname Kogyo Co. Ltd.	1,300	7,602
Kanamoto Co. Ltd.	9,469	164,694
Kandenko Co. Ltd.	34,400	231,207
Kaneka Corp.	15,000	393,816
Kaneko Seeds Co. Ltd.	4,400	53,531
Kanematsu Corp.	24,400	298,369
Kanemi Co. Ltd.	1,200	26,330
Kanto Denka Kogyo Co. Ltd.	12,700	98,590
Katakura & Co-op Agri Corp.	1,200	15,845
Kato Sangyo Co. Ltd.	6,500	180,633
Kawada Technologies, Inc.	1,700	44,434
Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	49,998
Kawasaki Heavy Industries Ltd.	41,500	949,628
Kawata Manufacturing Co. Ltd.	1,500	9,824
Keiyo Bank Ltd.	34,700	164,822
Kenko Mayonnaise Co. Ltd.	3,934	41,225
KFC Ltd.	1,400	13,574
Kimura Chemical Plants Co. Ltd.	5,800	32,013
Kimura Unity Co. Ltd.	4,900	35,601
Kitagawa Corp.	3,300	29,971
Kita-Nippon Bank Ltd.	4,300	73,678
Kitz Corp.	22,500	142,485
Kiyo Bank Ltd.	19,800	251,689
Koa Corp.	9,700	141,387
Koatsu Gas Kogyo Co. Ltd.	9,700	49,576

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Kobe Steel Ltd.	95,900	$516,664
Kohnan Shoji Co. Ltd.	7,800	200,955
Kohsoku Corp.	2,700	39,152
Kojima Co. Ltd.	7,900	34,606
Kokuyo Co. Ltd.	21,700	309,423
Komatsu Matere Co. Ltd.	8,000	47,207
Komeri Co. Ltd.	10,300	211,293
Konaka Co. Ltd.	7,500	19,689
Kondotec, Inc.	5,400	42,313
Konica Minolta, Inc.	143,900	603,055
Konishi Co. Ltd.	8,300	117,658
Konoike Transport Co. Ltd.	9,000	106,774
Kosaido Holdings Co. Ltd.	3,100	45,918
KPP Group Holdings Co. Ltd.	9,800	66,836
Krosaki Harima Corp.	1,800	82,878
KRS Corp.	3,600	26,460
K's Holdings Corp.	43,300	382,812
KU Holdings Co. Ltd.	3,700	41,011
Kumagai Gumi Co. Ltd.	10,406	213,852
Kumiai Chemical Industry Co. Ltd.	16,500	111,956
Kurabo Industries Ltd.	4,600	78,894
Kuraray Co. Ltd.	101,500	840,120
Kureha Corp.	4,900	320,031
Kurimoto Ltd.	3,200	45,576
Kuriyama Holdings Corp.	5,000	31,216
Kuroda Precision Industries Ltd.	900	12,409
KYB Corp.	6,200	175,703
Kyoden Co. Ltd.	3,800	14,702
Kyodo Printing Co. Ltd.	2,200	48,676
Kyoei Steel Ltd.	6,408	70,049
Kyokuto Boeki Kaisha Ltd.	4,800	51,356
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	119,467
Kyokuyo Co. Ltd.	2,800	82,638
KYORIN Holdings, Inc.	11,100	147,127
Kyosan Electric Manufacturing Co. Ltd.	12,300	38,638
Kyudenko Corp.	10,500	272,156
Kyushu Financial Group, Inc.	116,100	426,725
Lacto Japan Co. Ltd.	2,600	40,792
LEC, Inc.	7,500	57,669
Life Corp.	4,700	102,530
LIFULL Co. Ltd.	13,200	22,630
Lintec Corp.	11,600	200,877
Lixil Corp.	15,500	267,589
Look Holdings, Inc.	1,800	36,054
Mabuchi Motor Co. Ltd.	6,200	177,570
Macnica Holdings, Inc.	14,200	377,389
Macromill, Inc.	6,100	53,841
Maezawa Industries, Inc.	5,300	25,151
Makino Milling Machine Co. Ltd.	7,300	262,055
Marubun Corp.	5,500	43,272
Marudai Food Co. Ltd.	7,700	86,247
Maruha Nichiro Corp.	11,100	210,767
MARUKA FURUSATO Corp.	5,038	135,524
Marusan Securities Co. Ltd.	21,200	69,814
Maruyama Manufacturing Co., Inc.	1,100	13,595
Maruzen CHI Holdings Co. Ltd.	3,000	8,015
Maruzen Showa Unyu Co. Ltd.	4,700	113,888
Matsuda Sangyo Co. Ltd.	4,300	78,345
Maxell Ltd.	11,300	123,321

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maxvalu Tokai Co. Ltd.	2,200	$47,716
	Mazda Motor Corp.	46,000	366,159
	Mebuki Financial Group, Inc.	285,490	743,649
	Medical System Network Co. Ltd.	10,600	32,944
	Medius Holdings Co. Ltd.	2,600	14,957
	Megachips Corp.	4,900	102,312
	Megmilk Snow Brand Co. Ltd.	13,500	188,946
	Meidensha Corp.	10,300	153,011
	Meiji Electric Industries Co. Ltd.	3,800	33,100
	Meiji Shipping Co. Ltd.	4,300	21,655
	Meiko Electronics Co. Ltd.	4,700	105,361
	Meiwa Estate Co. Ltd.	4,900	33,105
	Melco Holdings, Inc.	2,000	51,617
*	Metaps, Inc.	2,500	11,218
	Mie Kotsu Group Holdings, Inc.	16,800	64,498
	Mikuni Corp.	9,900	26,022
	MIMAKI ENGINEERING Co. Ltd.	2,700	12,603
	Mimasu Semiconductor Industry Co. Ltd.	5,700	113,059
	Ministop Co. Ltd.	4,000	43,629
	Mipox Corp.	4,500	25,160
	Mirait One Corp.	28,810	351,344
	Mirarth Holdings, Inc.	29,200	86,449
	Mitani Sangyo Co. Ltd.	11,800	28,802
	Mitsuba Corp.	15,300	60,421
	Mitsubishi Gas Chemical Co., Inc.	34,900	509,977
	Mitsubishi Kakoki Kaisha Ltd.	2,300	38,863
	Mitsubishi Logisnext Co. Ltd.	2,100	11,711
	Mitsubishi Logistics Corp.	15,200	354,941
	Mitsubishi Materials Corp.	35,500	609,775
*	Mitsubishi Paper Mills Ltd.	15,464	35,235
	Mitsubishi Research Institute, Inc.	2,400	93,380
	Mitsubishi Shokuhin Co. Ltd.	4,600	110,880
	Mitsubishi Steel Manufacturing Co. Ltd.	5,000	43,122
	Mitsui Chemicals, Inc.	7,200	169,477
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	95,331
*	Mitsui E&S Holdings Co. Ltd.	24,500	76,250
	Mitsui Mining & Smelting Co. Ltd.	18,916	503,943
	Mitsui-Soko Holdings Co. Ltd.	5,900	169,631
	Miyazaki Bank Ltd.	3,200	65,595
	Mizuno Corp.	6,300	142,944
	Mochida Pharmaceutical Co. Ltd.	7,000	188,018
*	Modec, Inc.	3,100	33,741
	Monex Group, Inc.	50,300	177,446
	MORESCO Corp.	2,000	18,695
	Morinaga Milk Industry Co. Ltd.	10,900	403,220
	Moriroku Holdings Co. Ltd.	4,700	64,377
	Morita Holdings Corp.	10,700	100,147
	Mory Industries, Inc.	1,800	40,620
	MrMax Holdings Ltd.	8,500	43,637
	Musashi Seimitsu Industry Co. Ltd.	15,800	217,745
	Musashino Bank Ltd.	10,000	175,494
	NAC Co. Ltd.	3,000	22,167
	Nachi-Fujikoshi Corp.	4,687	141,713
	Nafco Co. Ltd.	5,500	68,997
	Nagano Bank Ltd.	2,800	30,970
	Nagano Keiki Co. Ltd.	4,200	37,168
	Nagase & Co. Ltd.	32,400	522,850
	Nagatanien Holdings Co. Ltd.	3,800	59,549
	Naigai Tec Corp.	900	18,483

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakabayashi Co. Ltd.	5,900	$22,085
	Nakamoto Packs Co. Ltd.	800	9,773
	Nakamuraya Co. Ltd.	1,100	25,968
	Nakayama Steel Works Ltd.	8,000	60,685
*	Namura Shipbuilding Co. Ltd.	20,100	62,262
	Nanto Bank Ltd.	9,600	199,138
	Nanyo Corp.	1,300	19,843
	Nasu Denki Tekko Co. Ltd.	400	23,496
	Natori Co. Ltd.	2,300	36,712
	NF Holdings Corp.	1,500	10,851
	NGK Insulators Ltd.	36,700	507,975
	NGK Spark Plug Co. Ltd.	45,600	891,075
	NHK Spring Co. Ltd.	66,144	467,543
	Nicca Chemical Co. Ltd.	1,800	11,368
	Nice Corp.	2,600	26,659
	Nichias Corp.	16,300	315,546
	Nichiban Co. Ltd.	3,400	47,530
	Nichicon Corp.	13,400	131,637
	Nichiden Corp.	4,700	65,215
	Nichiha Corp.	7,200	154,535
	Nichimo Co. Ltd.	800	19,249
	Nichirin Co. Ltd.	3,750	54,222
	Nihon Chouzai Co. Ltd.	2,600	23,493
	Nihon Dengi Co. Ltd.	2,400	58,989
	Nihon Denkei Co. Ltd.	2,100	26,591
	Nihon Flush Co. Ltd.	7,000	49,930
	Nihon House Holdings Co. Ltd.	13,000	38,423
	Nihon Nohyaku Co. Ltd.	13,700	75,390
	Nihon Plast Co. Ltd.	6,400	21,142
	Nihon Trim Co. Ltd.	1,400	31,589
	Niitaka Co. Ltd.	1,100	17,107
	Nikkiso Co. Ltd.	16,600	130,327
	Nikko Co. Ltd.	8,200	39,760
	Nikkon Holdings Co. Ltd.	17,900	344,641
	Nippi, Inc.	900	24,431
	Nippn Corp.	15,900	198,726
	Nippon Carbide Industries Co., Inc.	2,300	23,431
	Nippon Carbon Co. Ltd.	3,000	102,167
	Nippon Chemical Industrial Co. Ltd.	3,800	55,860
*	Nippon Chemi-Con Corp.	4,800	61,206
	Nippon Coke & Engineering Co. Ltd.	67,700	48,068
	Nippon Concrete Industries Co. Ltd.	17,600	30,298
	Nippon Denko Co. Ltd.	35,700	106,653
	Nippon Dry-Chemical Co. Ltd.	1,400	16,213
	Nippon Electric Glass Co. Ltd.	27,600	512,543
	Nippon Filcon Co. Ltd.	3,100	10,804
	Nippon Kayaku Co. Ltd.	36,700	340,802
	Nippon Koei Co. Ltd.	4,400	120,892
	Nippon Light Metal Holdings Co. Ltd.	14,100	161,613
	Nippon Paper Industries Co. Ltd.	30,200	224,841
	Nippon Pillar Packing Co. Ltd.	1,800	43,769
	Nippon Piston Ring Co. Ltd.	4,600	44,688
	Nippon Rietec Co. Ltd.	1,900	13,131
	Nippon Road Co. Ltd.	900	42,961
	Nippon Seisen Co. Ltd.	700	24,463
	Nippon Sharyo Ltd.	2,800	42,740
*	Nippon Sheet Glass Co. Ltd.	24,000	116,175
	Nippon Shokubai Co. Ltd.	9,400	397,950
	Nippon Signal Company Ltd.	14,400	115,651

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nippon Soda Co. Ltd.	6,600	$215,724
Nippon Steel Trading Corp.	4,900	349,360
Nippon Thompson Co. Ltd.	17,400	79,747
Nippon Yakin Kogyo Co. Ltd.	5,100	176,725
Nipro Corp.	41,300	331,531
Nishi-Nippon Financial Holdings, Inc.	29,200	243,046
Nishio Rent All Co. Ltd.	6,700	161,623
Nissan Tokyo Sales Holdings Co. Ltd.	14,900	35,783
Nissei Plastic Industrial Co. Ltd.	5,800	43,946
Nissha Co. Ltd.	11,500	171,103
Nisshin Oillio Group Ltd.	8,600	211,247
Nisshinbo Holdings, Inc.	38,753	289,676
Nissin Corp.	5,000	85,145
Nissin Electric Co. Ltd.	12,800	132,712
Nissui Corp.	82,900	344,468
Nitta Gelatin, Inc.	3,800	25,063
Nitto Boseki Co. Ltd.	8,200	129,310
Nitto Fuji Flour Milling Co. Ltd.	800	26,885
Nitto Kogyo Corp.	8,800	164,732
Nitto Seiko Co. Ltd.	12,100	47,439
Nittoc Construction Co. Ltd.	5,800	41,268
Nittoku Co. Ltd.	1,700	34,663
Nohmi Bosai Ltd.	7,000	92,819
Nojima Corp.	19,000	203,963
Noritsu Koki Co. Ltd.	6,400	115,919
Noritz Corp.	9,600	110,982
North Pacific Bank Ltd.	82,400	178,802
NS United Kaiun Kaisha Ltd.	2,900	87,338
NSK Ltd.	124,300	699,108
NSW, Inc.	1,000	15,899
NTN Corp.	122,200	253,329
Obara Group, Inc.	2,900	83,910
Ochi Holdings Co. Ltd.	900	9,276
Oenon Holdings, Inc.	12,400	24,378
Ogaki Kyoritsu Bank Ltd.	11,700	175,434
Ohara, Inc.	2,300	21,482
Oiles Corp.	6,500	77,364
Oita Bank Ltd.	1,400	23,553
Oji Holdings Corp.	255,500	1,055,917
Okabe Co. Ltd.	12,900	72,393
Okada Aiyon Corp.	1,100	13,540
Okamoto Industries, Inc.	3,400	102,325
Okamoto Machine Tool Works Ltd.	1,300	46,823
Okamura Corp.	16,400	179,883
Okasan Securities Group, Inc.	57,900	187,272
Oki Electric Industry Co. Ltd.	28,300	159,859
Okinawa Financial Group, Inc.	4,280	79,544
OKUMA Corp.	7,100	287,785
Okumura Corp.	10,700	248,926
Okura Industrial Co. Ltd.	2,800	40,625
Okuwa Co. Ltd.	9,100	64,409
Olba Healthcare Holdings, Inc.	1,600	19,122
Onoken Co. Ltd.	7,100	85,314
Onward Holdings Co. Ltd.	37,900	96,557
Oriental Consultants Holdings Co. Ltd.	500	10,481
Oriental Shiraishi Corp.	36,900	88,136
Osaki Electric Co. Ltd.	16,200	67,128
OSG Corp.	18,400	288,786
OUG Holdings, Inc.	1,100	20,522

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Pacific Industrial Co. Ltd.	13,600	$112,744
Pack Corp.	4,600	91,960
PALTAC Corp.	7,100	257,070
Paraca, Inc.	1,600	23,331
Paramount Bed Holdings Co. Ltd.	10,800	207,429
PC Depot Corp.	14,500	32,307
Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	31,097
Penta-Ocean Construction Co. Ltd.	56,000	279,304
People Dreams & Technologies Group Co. Ltd.	2,300	25,524
Pickles Holdings Co. Ltd.	4,900	45,712
Press Kogyo Co. Ltd.	28,800	100,058
Pressance Corp.	7,500	95,958
Prima Meat Packers Ltd.	7,200	122,142
Procrea Holdings, Inc.	5,984	107,124
Proto Corp.	8,500	83,261
PS Mitsubishi Construction Co. Ltd.	11,200	54,691
Qol Holdings Co. Ltd.	6,200	56,042
Raiznext Corp.	8,600	87,441
Rasa Corp.	1,900	18,079
Rasa Industries Ltd.	2,800	42,236
Raysum Co. Ltd.	900	9,512
Rengo Co. Ltd.	63,700	449,595
Resonac Holdings Corp.	53,700	917,764
Restar Holdings Corp.	5,900	100,090
Retail Partners Co. Ltd.	9,100	95,848
Rheon Automatic Machinery Co. Ltd.	7,100	59,499
Riken Technos Corp.	11,500	46,905
Riken Vitamin Co. Ltd.	5,400	80,052
Rion Co. Ltd.	2,600	37,376
Rix Corp.	600	10,521
Rokko Butter Co. Ltd.	5,100	51,884
Roland DG Corp.	2,700	60,428
Ryobi Ltd.	10,300	100,262
Ryoden Corp.	5,800	78,450
Ryosan Co. Ltd.	5,300	120,109
S Foods, Inc.	5,600	127,998
S&B Foods, Inc.	2,500	67,815
Sac's Bar Holdings, Inc.	9,400	53,665
Sakai Chemical Industry Co. Ltd.	5,400	75,882
Sakai Heavy Industries Ltd.	1,600	44,326
Sakai Moving Service Co. Ltd.	1,000	34,581
Sakata INX Corp.	10,570	89,071
Sala Corp.	18,200	105,622
San Holdings, Inc.	3,300	47,810
San ju San Financial Group, Inc.	8,530	109,567
San-A Co. Ltd.	4,400	141,620
San-Ai Obbli Co. Ltd.	19,800	206,004
Sanei Architecture Planning Co. Ltd.	3,100	35,593
Sangetsu Corp.	1,000	17,573
San-In Godo Bank Ltd.	43,200	268,708
Sanken Electric Co. Ltd.	1,400	79,503
Sanki Engineering Co. Ltd.	11,600	139,283
Sanko Gosei Ltd.	13,300	54,204
Sanko Metal Industrial Co. Ltd.	1,000	28,800
Sankyo Co. Ltd.	3,500	141,371
Sankyo Frontier Co. Ltd.	1,400	36,804
Sankyo Tateyama, Inc.	7,100	36,843
Sankyu, Inc.	14,300	561,872
Sanoh Industrial Co. Ltd.	9,600	47,654

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Sansei Technologies, Inc.	4,600	$28,693
Sansha Electric Manufacturing Co. Ltd.	4,900	34,944
Sanshin Electronics Co. Ltd.	2,200	42,809
Sanyo Chemical Industries Ltd.	3,500	114,128
Sanyo Denki Co. Ltd.	2,700	130,889
Sanyo Special Steel Co. Ltd.	6,600	126,630
Sanyo Trading Co. Ltd.	6,600	57,699
Sapporo Holdings Ltd.	1,400	34,189
Sato Holdings Corp.	8,100	132,034
Sato Shoji Corp.	5,000	51,055
Satori Electric Co. Ltd.	4,200	45,007
Satudora Holdings Co. Ltd.	1,800	10,730
Sawai Group Holdings Co. Ltd.	11,500	355,807
SBI Shinsei Bank Ltd.	9,400	173,376
Scroll Corp.	9,700	54,347
Seika Corp.	2,600	32,327
Seikitokyu Kogyo Co. Ltd.	8,500	53,016
Seiko Group Corp.	8,200	185,130
Seino Holdings Co. Ltd.	35,900	358,533
Sekisui Kasei Co. Ltd.	11,200	33,557
Senko Group Holdings Co. Ltd.	32,800	253,703
Senshu Electric Co. Ltd.	500	13,326
Senshu Ikeda Holdings, Inc.	71,500	141,060
Sharp Corp.	12,700	105,563
Shibaura Machine Co. Ltd.	7,300	159,935
Shibusawa Warehouse Co. Ltd.	3,100	49,923
Shibuya Corp.	3,200	62,401
Shiga Bank Ltd.	12,400	258,103
Shikibo Ltd.	4,000	29,773
Shikoku Bank Ltd.	12,000	91,961
Shima Seiki Manufacturing Ltd.	8,700	131,795
Shimizu Bank Ltd.	2,700	32,194
Shimizu Corp.	119,300	668,759
Shimojima Co. Ltd.	5,000	36,731
Shin Nippon Air Technologies Co. Ltd.	3,200	47,752
Shinagawa Refractories Co. Ltd.	1,700	54,047
Shindengen Electric Manufacturing Co. Ltd.	2,500	64,931
Shin-Etsu Polymer Co. Ltd.	11,300	112,522
Shinko Shoji Co. Ltd.	8,100	82,455
Shinmaywa Industries Ltd.	14,600	121,432
Shin-Nihon Tatemono Co. Ltd.	3,600	13,355
Shinsho Corp.	1,500	65,943
Shinwa Co. Ltd.	3,600	58,723
Shinwa Co. Ltd.	3,500	21,677
Shizuki Electric Co., Inc.	7,500	27,384
Shizuoka Financial Group, Inc.	146,000	1,236,859
Shizuoka Gas Co. Ltd.	16,700	146,417
Shofu, Inc.	2,700	48,427
Showa Sangyo Co. Ltd.	5,000	97,546
Showa Shinku Co. Ltd.	700	7,709
Siix Corp.	10,100	109,154
Sinanen Holdings Co. Ltd.	2,300	67,888
Sinfonia Technology Co. Ltd.	7,500	90,615
Sinko Industries Ltd.	5,700	68,745
SK-Electronics Co. Ltd.	4,700	43,535
SKY Perfect JSAT Holdings, Inc.	56,500	218,108
SMK Corp.	1,500	27,112
Soda Nikka Co. Ltd.	6,400	36,783
Sodick Co. Ltd.	16,800	97,747

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Sojitz Corp.	70,440	$1,396,565
Soken Chemical & Engineering Co. Ltd.	2,800	37,596
SPK Corp.	3,200	36,266
ST Corp.	3,700	44,750
Star Mica Holdings Co. Ltd.	4,200	21,859
Star Micronics Co. Ltd.	9,900	129,165
Starts Corp., Inc.	8,800	174,993
Starzen Co. Ltd.	4,900	80,259
Stella Chemifa Corp.	2,900	57,821
Step Co. Ltd.	1,700	23,623
Sugimoto & Co. Ltd.	2,800	43,349
Sumida Corp.	10,300	114,722
Sumitomo Bakelite Co. Ltd.	10,600	345,391
Sumitomo Forestry Co. Ltd.	43,200	807,732
Sumitomo Heavy Industries Ltd.	36,100	802,765
Sumitomo Mitsui Construction Co. Ltd.	33,900	109,646
Sumitomo Osaka Cement Co. Ltd.	9,275	244,049
Sumitomo Pharma Co. Ltd.	57,600	404,978
Sumitomo Riko Co. Ltd.	13,900	68,337
Sumitomo Rubber Industries Ltd.	49,254	437,269
Sumitomo Seika Chemicals Co. Ltd.	1,600	51,126
Sumitomo Warehouse Co. Ltd.	15,100	232,495
Sun Frontier Fudousan Co. Ltd.	9,500	81,893
Suncall Corp.	7,300	37,405
Sun-Wa Technos Corp.	3,300	47,291
Suruga Bank Ltd.	61,100	199,423
Suzuken Co. Ltd.	13,200	347,663
Suzuki Co. Ltd.	4,300	32,008
SWCC Showa Holdings Co. Ltd.	7,100	100,186
T Hasegawa Co. Ltd.	9,200	225,222
T RAD Co. Ltd.	2,300	48,080
Tachibana Eletech Co. Ltd.	4,500	63,412
Tachi-S Co. Ltd.	8,200	75,663
Tadano Ltd.	25,600	190,073
Taihei Dengyo Kaisha Ltd.	4,000	107,174
Taiheiyo Cement Corp.	14,100	242,991
Taiheiyo Kouhatsu, Inc.	1,500	10,632
Taiho Kogyo Co. Ltd.	6,400	32,709
Taikisha Ltd.	7,000	191,981
Taiko Bank Ltd.	3,500	33,983
Taisei Lamick Co. Ltd.	2,400	53,981
Takamatsu Construction Group Co. Ltd.	5,400	82,677
Takaoka Toko Co. Ltd.	3,700	60,107
Takara & Co. Ltd.	3,300	53,955
Takara Holdings, Inc.	26,100	212,092
Takara Standard Co. Ltd.	9,700	105,858
Takasago International Corp.	4,300	85,274
Takasago Thermal Engineering Co. Ltd.	12,900	187,069
Takashima & Co. Ltd.	1,500	34,382
Takashimaya Co. Ltd.	31,100	434,507
Takasho Co. Ltd.	4,200	22,356
TAKEBISHI Corp.	2,800	34,421
Takeuchi Manufacturing Co. Ltd.	7,400	163,780
Takuma Co. Ltd.	11,100	109,952
Tamron Co. Ltd.	4,200	101,817
Tamura Corp.	24,500	139,687
Tanabe Engineering Corp.	1,300	9,314
Tatsuta Electric Wire & Cable Co. Ltd.	11,500	63,199
Tayca Corp.	4,000	37,389

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Technoflex Corp.	1,200	$9,237
	Teijin Ltd.	51,300	526,765
	Tekken Corp.	3,000	42,259
	Tenma Corp.	700	11,952
	Terasaki Electric Co. Ltd.	900	6,849
	Toa Corp.	4,300	83,301
	TOA ROAD Corp.	1,700	80,265
	Tobishima Corp.	6,940	56,038
	Tochigi Bank Ltd.	34,500	81,545
	Toda Corp.	63,000	343,632
	Toenec Corp.	2,600	69,100
	Togami Electric Manufacturing Co. Ltd.	700	9,532
	Toho Acetylene Co. Ltd.	1,200	10,608
	Toho Bank Ltd.	76,500	142,004
	Toho Holdings Co. Ltd.	16,800	274,383
	Toho Zinc Co. Ltd.	4,600	77,206
	Tohoku Bank Ltd.	4,728	37,425
	Tokai Carbon Co. Ltd.	58,600	505,580
	Tokai Corp.	4,400	66,211
	Tokai Rika Co. Ltd.	16,900	196,168
	Tokai Tokyo Financial Holdings, Inc.	53,500	155,937
	Tokushu Tokai Paper Co. Ltd.	3,100	69,463
	Tokuyama Corp.	18,500	270,649
	Tokyo Keiki, Inc.	3,800	38,247
	Tokyo Kiraboshi Financial Group, Inc.	8,300	187,652
	Tokyo Rakutenchi Co. Ltd.	900	28,896
	Tokyo Rope Manufacturing Co. Ltd.	6,300	50,753
	Tokyo Sangyo Co. Ltd.	4,000	23,817
	Tokyo Steel Manufacturing Co. Ltd.	3,800	41,345
	Tokyo Tatemono Co. Ltd.	30,900	383,083
	Tokyo Theatres Co., Inc.	3,000	25,928
	Tokyu Construction Co. Ltd.	15,200	77,361
	Tokyu Fudosan Holdings Corp.	164,400	834,204
	Toli Corp.	12,400	21,776
	Tomato Bank Ltd.	3,100	25,337
	Tomen Devices Corp.	1,400	65,939
	Tomoe Engineering Co. Ltd.	2,300	43,738
	Tomoku Co. Ltd.	3,200	41,522
	TOMONY Holdings, Inc.	58,000	178,142
	Tonami Holdings Co. Ltd.	1,600	45,311
	Topre Corp.	12,000	117,060
	Topy Industries Ltd.	4,600	59,320
	Torishima Pump Manufacturing Co. Ltd.	5,200	60,853
	Tosei Corp.	9,200	105,035
	Tosoh Corp.	77,600	1,015,273
	Totech Corp.	1,900	53,375
	Totetsu Kogyo Co. Ltd.	7,500	155,034
	Tottori Bank Ltd.	3,000	28,395
	Towa Bank Ltd.	11,500	55,014
	Towa Corp.	5,800	86,441
	Towa Pharmaceutical Co. Ltd.	6,900	108,940
	Toyo Construction Co. Ltd.	22,200	145,875
*	Toyo Engineering Corp.	8,900	42,033
	Toyo Ink SC Holdings Co. Ltd.	10,700	153,692
	Toyo Kanetsu KK	2,400	49,432
	Toyo Machinery & Metal Co. Ltd.	5,300	22,867
	Toyo Seikan Group Holdings Ltd.	45,000	584,139
	Toyo Tanso Co. Ltd.	5,300	169,271
	Toyo Tire Corp.	32,200	385,224

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyobo Co. Ltd.	17,100	$136,128
	Toyoda Gosei Co. Ltd.	20,300	337,063
	Toyota Boshoku Corp.	19,600	290,705
	Trusco Nakayama Corp.	12,300	201,514
	Tsubaki Nakashima Co. Ltd.	14,700	128,928
	Tsubakimoto Chain Co.	7,500	179,540
	Tsubakimoto Kogyo Co. Ltd.	1,000	31,772
	Tsukishima Kikai Co. Ltd.	5,300	41,023
	Tsukuba Bank Ltd.	31,700	59,854
	Tsumura & Co.	16,500	352,804
	Tsuzuki Denki Co. Ltd.	4,100	41,886
	UACJ Corp.	10,800	202,785
	UBE Corp.	33,800	530,165
	Uchida Yoko Co. Ltd.	2,000	72,666
	Ueki Corp.	1,000	10,239
	Union Tool Co.	3,300	87,068
	Unipres Corp.	11,000	65,793
	United Super Markets Holdings, Inc.	16,200	141,472
	UNITED, Inc.	2,700	25,752
*	Unitika Ltd.	10,000	18,862
*	Universal Entertainment Corp.	8,200	155,883
	Urbanet Corp. Co. Ltd.	7,300	17,234
	Ushio, Inc.	3,000	40,214
	V Technology Co. Ltd.	2,900	60,070
	Valor Holdings Co. Ltd.	13,200	190,225
	Valqua Ltd.	4,700	115,929
	Vital KSK Holdings, Inc.	14,400	92,801
	VT Holdings Co. Ltd.	24,900	95,861
	Wacoal Holdings Corp.	12,900	242,528
	Wakachiku Construction Co. Ltd.	3,700	86,446
	Wakita & Co. Ltd.	12,600	117,529
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	71,290
	Wood One Co. Ltd.	2,403	17,193
	World Co. Ltd.	7,600	79,283
	Wowow, Inc.	3,700	35,533
	Xebio Holdings Co. Ltd.	8,802	62,817
	YAC Holdings Co. Ltd.	1,800	28,189
	Yachiyo Industry Co. Ltd.	3,600	34,370
	Yagi & Co. Ltd.	800	7,250
	Yahagi Construction Co. Ltd.	7,300	44,694
	YAMABIKO Corp.	11,300	98,936
	Yamada Holdings Co. Ltd.	221,600	804,622
	Yamae Group Holdings Co. Ltd.	5,000	55,914
	Yamagata Bank Ltd.	7,300	72,056
	Yamaguchi Financial Group, Inc.	58,328	403,417
	Yamanashi Chuo Bank Ltd.	9,000	84,717
	Yamashina Corp.	27,600	13,595
	Yamashin-Filter Corp.	7,500	31,789
	Yamatane Corp.	2,300	29,459
	Yamaura Corp.	2,600	20,953
	Yamaya Corp.	1,800	35,611
	Yamazen Corp.	14,700	120,409
	Yashima Denki Co. Ltd.	4,000	33,181
	Yellow Hat Ltd.	11,100	152,181
	Yokogawa Bridge Holdings Corp.	9,000	138,914
	Yokohama Rubber Co. Ltd.	40,300	662,082
	Yokorei Co. Ltd.	14,900	125,498
	Yokowo Co. Ltd.	5,200	89,939
	Yondenko Corp.	3,000	42,189

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yondoshi Holdings, Inc.	4,400	$60,797
	Yorozu Corp.	5,700	32,172
	Yotai Refractories Co. Ltd.	5,200	61,115
	Yuasa Trading Co. Ltd.	5,700	162,422
	Yurtec Corp.	11,800	69,503
	Yushin Precision Equipment Co. Ltd.	4,900	26,164
	Yutaka Giken Co. Ltd.	1,300	17,087
	Zenrin Co. Ltd.	7,800	48,489
	Zeon Corp.	35,400	348,213
	Zuiko Corp.	5,200	35,552
TOTAL JAPAN			114,546,716
KUWAIT — (0.0%)
	Burgan Bank SAK	2,462	1,807
MALAYSIA — (0.5%)
	Able Global Bhd	27,200	9,449
	Aeon Co. M Bhd	62,600	19,850
	AFFIN Bank Bhd	87,680	43,645
	Ajinomoto Malaysia Bhd	3,900	12,731
	Alliance Bank Malaysia Bhd	156,100	131,562
	Allianz Malaysia Bhd	10,200	33,221
	AME Elite Consortium Bhd	23,900	7,234
	AMMB Holdings Bhd	300,500	288,014
	Batu Kawan Bhd	15,700	84,012
*	Berjaya Corp. Bhd	528,042	40,299
	BIMB Holdings Bhd	107,200	61,589
*	Boustead Holdings Bhd	59,200	9,325
#	Boustead Plantations Bhd	64,100	9,859
*	Bumi Armada Bhd	384,100	52,091
	Cahya Mata Sarawak Bhd	39,200	11,156
#	CB Industrial Product Holding Bhd	30,900	7,913
*	Coastal Contracts Bhd	24,400	14,363
	Dayang Enterprise Holdings Bhd	73,040	25,319
	DRB-Hicom Bhd	174,900	72,356
#	Duopharma Biotech Bhd	73,300	28,261
	Eco World Development Group Bhd	128,100	20,797
*	Ecofirst Consolidated Bhd	81,300	6,968
#*	Ekovest Bhd	342,300	32,998
#	FGV Holdings Bhd	88,200	27,726
	Formosa Prosonic Industries Bhd	22,200	18,024
	Gamuda Bhd	273,288	251,614
	Genting Plantations Bhd	40,500	57,681
#	Guan Chong Bhd	46,700	30,181
	Hai-O Enterprise Bhd	16,303	5,200
	Hap Seng Plantations Holdings Bhd	39,800	17,913
#	Hartalega Holdings Bhd	224,700	85,109
#	Hengyuan Refining Co. Bhd	35,300	31,329
	Hibiscus Petroleum Bhd	231,700	62,594
	Hong Leong Industries Bhd	10,900	22,662
	IGB Bhd	51,983	29,283
	IJM Corp. Bhd	446,400	163,522
	IOI Properties Group Bhd	183,749	47,441
	Jaya Tiasa Holdings Bhd	64,000	9,335
	Kenanga Investment Bank Bhd	48,500	10,753
	Kerjaya Prospek Group Bhd	39,895	11,341
	Kossan Rubber Industries Bhd	151,200	37,315
	KPJ Healthcare Bhd	289,500	69,979
	Kretam Holdings Bhd	95,800	13,509

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Leong Hup International Bhd	134,700	$15,657
	Lii Hen Industries Bhd	46,200	9,322
	LPI Capital Bhd	3,600	10,892
	Luxchem Corp. Bhd	110,200	14,092
#	Magni-Tech Industries Bhd	28,266	12,278
#	Magnum Bhd	144,430	45,109
	Mah Sing Group Bhd	269,500	38,319
	Malayan Flour Mills Bhd	156,450	30,497
#	Malaysia Building Society Bhd	394,884	56,148
#	Malaysia Smelting Corp. Bhd	40,000	20,002
#	Malaysian Resources Corp. Bhd	406,277	31,567
	Matrix Concepts Holdings Bhd	100,125	36,650
	Mega First Corp. Bhd	82,000	68,562
#	MKH Bhd	42,400	12,445
#	MNRB Holdings Bhd	102,843	22,208
	MPHB Capital Bhd	107,000	24,867
	Muda Holdings Bhd	36,200	15,295
*	Muhibbah Engineering M Bhd	82,700	13,702
	Nylex Malaysia Bhd	1,285	165
#	Petron Malaysia Refining & Marketing Bhd	17,400	18,679
*	Sapura Energy Bhd	1,048,700	12,259
	Sarawak Oil Palms Bhd	68,077	42,388
	Scientex Bhd	103,400	85,728
	Sime Darby Property Bhd	448,900	51,716
	SP Setia Bhd Group	261,457	42,801
	Sunway Bhd	356,400	134,785
	Supermax Corp. Bhd	195,196	37,192
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	35,321
#	Ta Ann Holdings Bhd	39,440	31,569
#	Taliworks Corp. Bhd	69,900	14,096
#	Thong Guan Industries Bhd	44,900	25,450
	Top Glove Corp. Bhd	373,500	72,993
*	Tropicana Corp. Bhd	116,928	37,063
	TSH Resources Bhd	76,900	20,040
	UMW Holdings Bhd	59,700	51,858
	Unisem M Bhd	48,200	35,936
	United Malacca Bhd	15,200	19,523
#	United Plantations Bhd	13,600	49,464
	UOA Development Bhd	145,499	57,315
*	Velesto Energy Bhd	594,639	32,294
	VS Industry Bhd	372,500	85,080
	WCT Holdings Bhd	178,248	18,244
	Yinson Holdings Bhd	189,520	119,639
*	YNH Property Bhd	52,616	54,222
	YTL Corp. Bhd	472,834	62,777
TOTAL MALAYSIA			3,751,732
MEXICO — (0.7%)
*	ALEATICA SAB de CV	32,376	59,317
	Alfa SAB de CV, Class A	346,918	251,108
	Alpek SAB de CV	52,095	82,249
Ω	Banco del Bajio SA	79,104	317,752
*	Cemex SAB de CV	33,134	17,631
*	Cemex SAB de CV, Sponsored ADR	164,690	879,445
	Cia Minera Autlan SAB de CV, Class B	49,936	44,816
	Corp Actinver SAB de CV	15,000	10,216
	El Puerto de Liverpool SAB de CV, Class C1	21,169	134,262
	GCC SAB de CV	16,501	130,970
	Genomma Lab Internacional SAB de CV, Class B	112,180	105,922

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	133,929	$163,442
	Grupo Comercial Chedraui SA de CV	93,959	462,847
	Grupo Herdez SAB de CV	18,613	45,063
	Grupo Industrial Saltillo SAB de CV	37,531	62,583
	Grupo Televisa SAB, Sponsored ADR	7,020	43,173
	Grupo Televisa SAB	240,420	294,165
*Ω	Grupo Traxion SAB de CV	21,848	40,249
*	Industrias CH SAB de CV, Class B	34,322	406,458
*	Industrias Penoles SAB de CV	11,409	161,279
	La Comer SAB de CV	82,402	180,991
	Megacable Holdings SAB de CV	95,361	299,850
*	Minera Frisco SAB de CV, Class A1	268,120	43,001
*Ω	Nemak SAB de CV	309,062	99,298
	Operadora de Sites Mexicanos SA de CV, Class A	119,605	126,335
	Orbia Advance Corp. SAB de CV	109,587	218,353
*	Organizacion Cultiba SAB de CV	58,298	34,798
	Organizacion Soriana SAB de CV, Class B	12,168	19,741
	Promotora y Operadora de Infraestructura SAB de CV	5,771	56,323
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	24,080
	Qualitas Controladora SAB de CV	13,300	73,469
	Regional SAB de CV	16,220	140,351
*	Vista Energy SAB de CV, ADR	5,814	92,443
	Vitro SAB de CV, Class A	19,893	21,128
TOTAL MEXICO			5,143,108
NETHERLANDS — (2.2%)
	Aalberts NV	22,607	1,068,917
Ω	ABN AMRO Bank NV, CVA	112,128	1,861,050
	Acomo NV	4,808	102,853
	Aegon NV	419,896	2,316,059
	Aegon NV, Class NY	118,538	649,588
*	AFC Ajax NV	763	9,408
	APERAM SA	13,851	546,607
	ASR Nederland NV	43,712	2,068,954
Ω	B&S Group Sarl	5,237	28,823
	Brunel International NV	4,689	53,576
	ForFarmers NV	14,165	47,758
*	Fugro NV	30,171	401,752
	Heijmans NV, CVA	7,868	95,439
	Kendrion NV	1,732	31,369
*	Koninklijke BAM Groep NV	84,042	214,190
	Koninklijke Vopak NV	16,037	483,204
*Ω	Lucas Bols NV	1,767	20,501
	NN Group NV	27,669	1,202,165
	OCI NV	13,105	446,100
	Ordina NV	11,934	54,196
	Randstad NV	11,276	722,773
	SBM Offshore NV	48,844	767,879
Ω	Signify NV	32,607	1,180,550
	Sligro Food Group NV	6,539	125,667
	TKH Group NV	2,306	104,658
	Van Lanschot Kempen NV	10,130	291,480
TOTAL NETHERLANDS			14,895,516
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	183,186	92,097
	Arvida Group Ltd.	106,459	79,968
*	Channel Infrastructure NZ Ltd.	83,783	79,260

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd.	21,973	$118,910
	Comvita Ltd.	6,699	14,958
	Fletcher Building Ltd.	81,346	267,868
	Heartland Group Holdings Ltd.	87,081	102,050
	KMD Brands Ltd.	150,908	103,717
	NZME Ltd.	28,793	21,634
	Oceania Healthcare Ltd.	146,215	84,419
	Ryman Healthcare Ltd.	35,118	156,843
	Sanford Ltd.	17,604	47,267
	SKY Network Television Ltd.	42,112	65,993
*	SKYCITY Entertainment Group Ltd.	104,875	170,631
	Steel & Tube Holdings Ltd.	30,627	26,147
	Summerset Group Holdings Ltd.	43,769	277,187
*	Synlait Milk Ltd.	21,865	49,527
*	Tourism Holdings Ltd.	35,671	90,756
	TOWER Ltd.	60,691	26,112
TOTAL NEW ZEALAND			1,875,344
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,081	30,297
*	Akastor ASA	37,863	40,581
*	Aker BioMarine ASA	2,232	8,077
	Aker Solutions ASA	52,799	208,730
	AMSC ASA	11,380	50,160
	Austevoll Seafood ASA	13,770	136,415
Ω	Avance Gas Holding Ltd.	5,803	34,954
	Belships ASA	14,349	25,418
*	Borr Drilling Ltd.	31,060	184,807
*	BW Energy Ltd.	19,185	53,901
Ω	BW LPG Ltd.	23,228	192,241
	BW Offshore Ltd.	27,830	74,467
*	Cadeler AS	5,618	23,385
*	Cloudberry Clean Energy ASA	28,292	33,609
	DNO ASA	122,377	150,977
Ω	Elkem ASA	75,259	266,582
	FLEX LNG Ltd.	6,935	214,317
	Frontline PLC	27,352	376,893
	Golden Ocean Group Ltd.	28,799	275,511
	Grieg Seafood ASA	11,987	107,377
	Hafnia Ltd.	21,611	113,640
*	Kahoot! ASA	35,868	63,405
*	Komplett Bank ASA	12,096	6,538
*	Kongsberg Automotive ASA	246,596	64,400
*	LINK Mobility Group Holding ASA	30,053	26,765
	MPC Container Ships ASA	58,495	93,110
*Ω	Norske Skog ASA	13,422	92,428
*	Northern Ocean Ltd.	10,134	10,887
*	Norwegian Energy Co. ASA	678	27,900
*	NRC Group ASA	11,663	17,197
*	Odfjell Drilling Ltd.	24,848	66,285
	Odfjell SE, Class A	8,358	72,023
*	Odfjell Technology Ltd.	4,141	15,036
Ω	Okeanis Eco Tankers Corp.	3,618	65,331
	Otello Corp. ASA	17,013	13,625
*	Panoro Energy ASA	18,567	55,237
	Pareto Bank ASA	8,957	48,177
*	Pexip Holding ASA	9,867	13,996
*	PGS ASA	96,338	83,031
	Salmar ASA	330	15,334

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Sandnes Sparebank	3,712	$34,866
Ω	Scatec ASA	22,681	184,990
	Selvaag Bolig ASA	7,428	23,974
*Ω	Shelf Drilling Ltd.	45,698	136,455
*	Siem Offshore, Inc.	8,429	14,619
	Sparebank 1 Oestlandet	7,902	92,555
	SpareBank 1 Sorost-Norge	16,843	91,160
	SpareBank 1 SR-Bank ASA	38,035	440,989
	Sparebanken More	9,555	78,605
	Stolt-Nielsen Ltd.	5,183	136,276
	Subsea 7 SA	55,853	696,044
	TGS ASA	28,155	466,165
	Wallenius Wilhelmsen ASA	27,389	259,924
TOTAL NORWAY			6,109,666
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	158,000	26,014
	Alliance Global Group, Inc.	432,200	99,172
*	Atlas Consolidated Mining & Development Corp.	95,100	7,689
*	Belle Corp.	514,000	12,811
	China Banking Corp.	134,000	70,301
	DMCI Holdings, Inc.	417,100	84,210
	DoubleDragon Corp.	56,800	7,165
	Filinvest Land, Inc.	625,000	9,853
	First Philippine Holdings Corp.	35,390	40,854
	GT Capital Holdings, Inc.	10,345	96,770
*	Holcim Philippines, Inc.	9,900	747
*	Integrated Micro-Electronics, Inc.	65,800	6,393
	LT Group, Inc.	276,500	51,087
	Megaworld Corp.	1,121,000	43,574
	Metropolitan Bank & Trust Co.	117,200	123,135
*	Petron Corp.	425,100	19,554
††	Philcomsat Holdings Corp.	10,942	12
	Philex Mining Corp.	281,400	15,045
*	Philippine National Bank	19,943	7,206
*	Phoenix Petroleum Philippines, Inc.	68,700	10,451
	Pilipinas Shell Petroleum Corp.	33,500	10,685
	Puregold Price Club, Inc.	96,600	59,338
	RFM Corp.	131,000	8,643
	Rizal Commercial Banking Corp.	59,520	25,543
	Robinsons Land Corp.	313,031	87,869
	Robinsons Retail Holdings, Inc.	60,780	64,808
	San Miguel Corp.	57,310	104,926
	Security Bank Corp.	69,060	116,547
	Semirara Mining & Power Corp.	20,200	11,873
*	Top Frontier Investment Holdings, Inc.	3,550	6,082
	Union Bank of the Philippines	54,973	97,391
TOTAL PHILIPPINES			1,325,748
POLAND — (0.2%)
	AB SA	2,231	26,478
*	Alior Bank SA	10,233	92,980
	Alumetal SA	1,300	22,208
	Amica SA	1,011	20,433
	ASBISc Enterprises PLC	6,848	34,739
	Asseco Poland SA	5,474	96,336
	Bank Handlowy w Warszawie SA	3,979	74,461
*	Bank Ochrony Srodowiska SA	9,806	20,228

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Ciech SA	5,187	$57,565
	Cognor Holding SA	27,036	44,688
	ComArch SA	726	27,683
	Cyfrowy Polsat SA	22,746	96,584
	Develia SA	100,947	61,177
	Dom Development SA	609	14,215
	Echo Investment SA	21,847	16,050
*	Enea SA	51,599	80,515
	Fabryki Mebli Forte SA	2,722	15,031
*	Famur SA	55,757	46,962
*	Grupa Azoty SA	6,429	67,570
	Inter Cars SA	398	41,751
*	Jastrzebska Spolka Weglowa SA	5,377	83,958
	Kernel Holding SA	9,383	40,073
	Lubelski Wegiel Bogdanka SA	1,672	21,297
*	Polimex-Mostostal SA	9,642	11,746
	Polski Koncern Naftowy Orlen SA	16,789	252,170
*	Tauron Polska Energia SA	121,748	66,434
	VRG SA	30,608	23,605
	Warsaw Stock Exchange	2,325	20,241
*	Wawel SA	24	2,602
*	Zespol Elektrowni Patnow Adamow Konin SA	3,104	20,415
TOTAL POLAND			1,500,195
PORTUGAL — (0.3%)
	Altri SGPS SA	21,181	106,943
	Banco Comercial Portugues SA, Class R	2,531,595	539,353
	Corticeira Amorim SGPS SA	12,616	124,802
	CTT-Correios de Portugal SA	9,249	35,777
	Galp Energia SGPS SA	39,518	540,924
*	Greenvolt-Energias Renovaveis SA	996	8,350
	Ibersol SGPS SA	4,207	28,135
	Mota-Engil SGPS SA	7,122	13,195
	Navigator Co. SA	27,280	95,510
	NOS SGPS SA	93,252	399,892
	Sonae SGPS SA	282,551	287,998
TOTAL PORTUGAL			2,180,879
QATAR — (0.2%)
	Aamal Co.	303,573	81,939
	Baladna	116,412	47,768
	Barwa Real Estate Co.	279,082	218,293
	Doha Bank QPSC	234,369	124,652
	Doha Insurance Co. QSC	77,894	45,096
*	Gulf International Services QSC	191,307	93,385
	Gulf Warehousing Co.	24,568	23,051
	Mannai Corp. QSC	21,980	46,782
*	Mazaya Real Estate Development QPSC	153,404	29,196
	Qatar Aluminum Manufacturing Co.	108,701	54,573
	Qatar Industrial Manufacturing Co. QSC	45,582	39,577
	Qatar Insurance Co. SAQ	157,947	79,315
	Qatar National Cement Co. QSC	53,035	74,317
*	Salam International Investment Ltd. QSC	270,582	45,696
	United Development Co. QSC	387,788	129,172
	Vodafone Qatar QSC	188,491	88,999
TOTAL QATAR			1,221,811

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,431	$0
*	Global Ports Investments PLC, GDR	3,189	0
*††	Globaltrans Investment PLC, GDR	16,500	0
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
*	O'Key Group SA, GDR	7,059	0
*††	Ros Agro PLC,GDR	14,783	0
*††	RusHydro PJSC, ADR	154,685	0
*††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VK Co. Ltd., GDR	13,581	0
*††	VTB Bank PJSC, GDR	176,858	0
SAUDI ARABIA — (1.0%)
	Al Babtain Power & Telecommunication Co.	8,017	48,778
*	Al Etihad Cooperative Insurance Co.	5,479	24,785
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	39,405
*	Al Jouf Cement Co.	19,081	65,270
*	Al Khaleej Training & Education Co.	10,596	43,127
*	AlAbdullatif Industrial Investment Co.	8,897	40,138
*	AlJazira Takaful Ta'awuni Co.	8,883	43,919
	Arab National Bank	10,685	78,994
	Arabian Cement Co.	15,098	143,433
	Arriyadh Development Co.	9,283	47,141
	Bank Al-Jazira	63,439	329,310
*	Basic Chemical Industries Ltd.	3,965	37,973
*	Buruj Cooperative Insurance Co.	4,896	23,643
*	Chubb Arabia Cooperative Insurance Co.	4,595	22,183
	City Cement Co.	14,087	78,995
*	Dar Al Arkan Real Estate Development Co.	166,461	557,106
*	Dur Hospitality Co.	16,015	99,978
	Eastern Province Cement Co.	3,868	45,258
	Electrical Industries Co.	6,406	45,891
*	Emaar Economic City	88,843	194,449
	Etihad Etisalat Co.	79,001	746,338
*	Gulf General Cooperative Insurance Co.	9,428	20,552
	Gulf Insurance Group	6,660	50,985
	Hail Cement Co.	16,024	50,865
*	Jazan Energy & Development Co.	8,139	28,375
	L'Azurde Co. for Jewelry	8,557	30,024
*	Methanol Chemicals Co.	11,644	81,247
*	Middle East Healthcare Co.	4,236	31,263
*	Middle East Specialized Cables Co.	6,218	17,894
*	Mobile Telecommunications Co. Saudi Arabia	82,390	230,567
	Najran Cement Co.	28,708	96,954
	National Co. for Glass Industries	5,492	51,054
	National Gypsum	4,691	30,945
*	National Industrialization Co.	84,964	281,117
	National Medical Care Co.	4,730	100,165
	Northern Region Cement Co.	35,051	105,788
	Sahara International Petrochemical Co.	54,887	546,087
	Saudi Ceramic Co.	6,271	51,661
	Saudi Chemical Co. Holding	13,699	98,599
	Saudi Industrial Services Co.	13,171	81,767
	Saudi Investment Bank	47,808	229,676
*	Saudi Kayan Petrochemical Co.	163,798	583,915
*	Saudi Marketing Co.	7,095	41,591
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	4,563	27,959
*	Saudi Printing & Packaging Co.	7,870	39,160
*	Saudi Public Transport Co.	15,796	72,188
*	Saudi Reinsurance Co.	14,082	60,148

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Steel Pipe Co.	2,289	$12,078
*	Seera Group Holding	45,531	225,200
*	Sinad Holding Co.	15,976	47,097
	Tabuk Cement Co.	16,107	64,642
*	Takween Advanced Industries Co.	10,266	27,199
	Umm Al-Qura Cement Co.	8,146	37,254
	United International Transportation Co.	7,431	99,467
*	Yamama Cement Co.	27,139	207,829
	Yanbu Cement Co.	20,195	199,850
*	Zamil Industrial Investment Co.	10,609	47,993
TOTAL SAUDI ARABIA			6,765,269
SINGAPORE — (0.8%)
*	Aspen Group Holdings Ltd.	6,007	160
*	Avarga Ltd.	100,900	16,908
	BRC Asia Ltd.	17,700	24,926
	Bukit Sembawang Estates Ltd.	45,200	157,901
	China Aviation Oil Singapore Corp. Ltd.	94,800	75,185
	China Sunsine Chemical Holdings Ltd.	89,700	31,768
	City Developments Ltd.	90,200	572,484
	Civmec Ltd.	27,600	12,522
*	COSCO Shipping International Singapore Co. Ltd.	395,800	57,677
	CSE Global Ltd.	90,200	25,807
	Del Monte Pacific Ltd.	197,000	47,379
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	52,956
	First Resources Ltd.	132,700	155,523
	Food Empire Holdings Ltd.	59,800	32,367
	Frasers Property Ltd.	71,200	49,335
	Frencken Group Ltd.	94,300	84,796
	Fu Yu Corp. Ltd.	116,400	20,429
	Geo Energy Resources Ltd.	113,000	28,510
	Golden Agri-Resources Ltd.	1,767,100	336,631
	Great Eastern Holdings Ltd.	3,200	46,328
	GuocoLand Ltd.	68,600	85,269
*	Halcyon Agri Corp. Ltd.	5,800	1,794
	Ho Bee Land Ltd.	50,700	91,707
	Hong Fok Corp. Ltd.	106,790	80,001
	Hong Leong Asia Ltd.	61,800	33,978
	Hotel Grand Central Ltd.	35,281	24,124
	Hutchison Port Holdings Trust	1,518,700	312,476
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	13,470
	ISDN Holdings Ltd.	63,300	29,347
	Japfa Ltd.	161,600	41,968
*	Mandarin Oriental International Ltd.	67,600	127,308
*	Marco Polo Marine Ltd.	1,031,800	33,197
	Mewah International, Inc.	86,100	21,292
*††	Midas Holdings Ltd.	343,400	0
	Netlink NBN Trust	562,100	374,873
	Olam Group Ltd.	125,120	152,125
	OUE Ltd.	79,600	76,998
	Oxley Holdings Ltd.	261,197	28,884
	QAF Ltd.	53,800	34,822
	Riverstone Holdings Ltd.	123,100	60,603
	Samudera Shipping Line Ltd.	67,100	61,600
*	Sembcorp Marine Ltd.	4,754,800	516,199
*	SIA Engineering Co. Ltd.	27,400	52,119

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	SIIC Environment Holdings Ltd.	349,300	$53,295
	Sinarmas Land Ltd.	163,500	22,728
	Singapore Land Group Ltd.	50,200	86,149
	Stamford Land Corp. Ltd.	160,398	49,449
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	10,382
	Tiong Woon Corp. Holding Ltd.	30,600	10,890
	Tuan Sing Holdings Ltd.	206,377	55,075
	UOB-Kay Hian Holdings Ltd.	92,809	99,746
	UOL Group Ltd.	125,900	671,748
	Wee Hur Holdings Ltd.	60,800	9,348
	Wing Tai Holdings Ltd.	122,600	144,061
TOTAL SINGAPORE			5,296,617
SOUTH AFRICA — (1.1%)
	Adcock Ingram Holdings Ltd.	11,334	33,326
	Advtech Ltd.	87,594	93,438
	AECI Ltd.	21,022	105,854
	African Rainbow Minerals Ltd.	20,343	333,594
	Alexander Forbes Group Holdings Ltd.	37,429	10,587
	Altron Ltd., Class A	34,495	17,314
	Alviva Holdings Ltd.	32,995	52,531
	AngloGold Ashanti Ltd., Sponsored ADR	20,197	424,541
	Aspen Pharmacare Holdings Ltd.	47,538	414,756
	Astral Foods Ltd.	6,825	63,247
*	Aveng Ltd.	13,124	10,501
	Barloworld Ltd.	34,363	177,652
*	Blue Label Telecoms Ltd.	96,677	28,943
	Curro Holdings Ltd.	22,467	11,779
	DataTec Ltd.	63,848	125,058
*	Distell Group Holdings Ltd.	4,570	45,826
	DRDGOLD Ltd.	51,061	40,782
	Foschini Group Ltd.	20,806	130,057
	Grindrod Ltd.	73,728	44,228
	Harmony Gold Mining Co. Ltd.	32,476	115,659
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	264,801
	Hudaco Industries Ltd.	3,075	25,607
	Investec Ltd.	36,180	229,815
	Invicta Holdings Ltd.	8,097	12,602
	KAP Industrial Holdings Ltd.	377,243	89,962
	Lewis Group Ltd.	12,017	31,765
	Libstar Holdings Ltd.	33,738	11,995
	Life Healthcare Group Holdings Ltd.	237,846	233,533
	Merafe Resources Ltd.	340,993	26,288
	Metair Investments Ltd.	34,895	49,950
	Momentum Metropolitan Holdings	223,500	243,797
	Motus Holdings Ltd.	23,913	169,423
	Mpact Ltd.	23,171	38,714
	Nedbank Group Ltd.	82,924	1,074,761
	Netcare Ltd.	154,040	126,928
	Oceana Group Ltd.	12,750	50,524
	Old Mutual Ltd.	968,119	659,946
	Omnia Holdings Ltd.	31,449	113,391
Ω	Pepkor Holdings Ltd.	276,572	326,923
	Raubex Group Ltd.	28,364	39,112
	RCL Foods Ltd.	33,526	19,430
	Reunert Ltd.	19,588	64,586
	RFG Holdings Ltd.	7,355	5,191
	Royal Bafokeng Platinum Ltd.	20,360	194,264

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Sappi Ltd.	115,181	$341,425
*	Southern Sun Ltd.	161,714	43,949
	Super Group Ltd.	64,027	101,638
*	Telkom SA SOC Ltd.	60,940	121,916
	Tiger Brands Ltd.	21,649	258,993
*	Wilson Bayly Holmes-Ovcon Ltd.	12,274	69,639
*	Zeda Ltd.	34,363	26,266
TOTAL SOUTH AFRICA			7,346,807
SOUTH KOREA — (3.5%)
*	ABco Electronics Co. Ltd.	2,820	24,025
*	ABOV Semiconductor Co. Ltd.	2,056	15,808
*	ADTechnology Co. Ltd.	1,204	14,399
	Advanced Process Systems Corp.	1,767	27,529
	Aekyung Industrial Co. Ltd.	1,589	25,407
*	Agabang&Company	4,211	12,992
*	Ajin Industrial Co. Ltd.	7,583	16,767
	AK Holdings, Inc.	849	12,735
*	ALUKO Co. Ltd.	7,684	17,621
*	Anam Electronics Co. Ltd.	15,119	24,187
*	Ananti, Inc.	14,678	94,629
	Asia Cement Co. Ltd.	3,780	29,280
	ASIA Holdings Co. Ltd.	317	34,387
	Asia Paper Manufacturing Co. Ltd.	1,034	33,300
	Avaco Co. Ltd.	2,188	25,995
	Baiksan Co. Ltd.	1,801	13,020
*	BH Co. Ltd.	3,481	58,474
	Binggrae Co. Ltd.	887	29,787
	BNK Financial Group, Inc.	55,289	318,957
*	Boditech Med, Inc.	1,727	16,917
*	Bohae Brewery Co. Ltd.	20,395	10,883
	Bookook Securities Co. Ltd.	475	7,306
	Boryung	7,484	58,797
	BYC Co. Ltd.	48	14,416
	Byucksan Corp.	12,763	24,628
*	CammSys Corp.	13,416	23,263
	Cell Biotech Co. Ltd.	844	9,478
*	Changhae Ethanol Co. Ltd.	1,848	16,433
	Chemtronics Co. Ltd.	1,592	19,284
*	ChinHung International, Inc.	13,013	14,709
*	Choil Aluminum Co. Ltd.	11,866	20,898
	Chongkundang Holdings Corp.	729	32,690
*	Choong Ang Vaccine Laboratory	1,867	16,591
*	Chorokbaem Media Co. Ltd.	3,919	37,018
	CJ Corp.	3,226	216,266
	CJ Freshway Corp.	1,175	31,114
*	CJ Logistics Corp.	1,739	127,751
*	CJ Seafood Corp.	3,352	8,688
	CKD Bio Corp.	630	12,702
*	CLIO Cosmetics Co. Ltd.	737	10,286
*	Com2uS Holdings Corp.	671	25,213
*	Coreana Cosmetics Co. Ltd.	6,627	18,775
	Cosmax, Inc.	1,462	93,511
	Cuckoo Holdings Co. Ltd.	1,180	15,782
	Cuckoo Homesys Co. Ltd.	877	21,308
	Cymechs, Inc.	618	6,955
	D.I Corp.	4,636	19,848
	Dae Won Kang Up Co. Ltd.	12,341	32,393
	Daechang Forging Co. Ltd.	3,508	21,323

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daedong Corp.	2,582	$25,961
	Daeduck Electronics Co. Ltd.	6,699	117,640
	Daehan New Pharm Co. Ltd.	2,847	22,102
	Daehan Steel Co. Ltd.	1,479	14,815
*	Dae-Il Corp.	4,051	13,131
	Daesang Corp.	4,306	74,492
	Daesang Holdings Co. Ltd.	3,226	20,268
*	Daesung Industrial Co. Ltd.	3,004	10,582
*	Daewon Media Co. Ltd.	2,666	35,881
	Daewon Pharmaceutical Co. Ltd.	3,345	45,988
*	Daewoo Engineering & Construction Co. Ltd.	42,035	164,391
	Daewoong Co. Ltd.	3,374	60,882
	Daihan Pharmaceutical Co. Ltd.	1,150	27,318
	Daishin Securities Co. Ltd.	6,759	74,004
*	Danal Co. Ltd.	12,840	61,991
	Daol Investment & Securities Co. Ltd.	5,561	15,253
*	Dasan Networks, Inc.	5,252	18,244
	DB Financial Investment Co. Ltd.	6,876	24,992
	DB HiTek Co. Ltd.	7,004	259,812
	DB Insurance Co. Ltd.	6,218	331,365
*	Deutsch Motors, Inc.	5,107	25,202
	DGB Financial Group, Inc.	31,003	200,848
	DI Dong Il Corp.	2,470	32,654
	Digital Daesung Co. Ltd.	2,887	15,839
	DL Holdings Co. Ltd.	2,847	141,644
*	DMS Co. Ltd.	6,579	34,838
	DNF Co. Ltd.	2,385	30,177
	Dong-A Hwasung Co. Ltd.	2,885	25,224
	Dong-A Socio Holdings Co. Ltd.	815	67,323
	Dong-A ST Co. Ltd.	697	36,667
	Dong-Ah Geological Engineering Co. Ltd.	1,769	18,565
*	Dongbang Transport Logistics Co. Ltd.	11,205	24,525
	DongKook Pharmaceutical Co. Ltd.	1,661	23,065
	Dongkuk Industries Co. Ltd.	6,108	21,356
	Dongkuk Steel Mill Co. Ltd.	14,483	161,556
	Dongkuk Structures & Construction Co. Ltd.	8,156	32,412
	Dongwha Pharm Co. Ltd.	3,460	26,515
	Dongwon Development Co. Ltd.	10,704	29,796
	Dongwon F&B Co. Ltd.	296	39,473
	Dongwon Industries Co. Ltd.	1,465	54,893
	Dongyang E&P, Inc.	886	11,377
*	Dongyang Steel Pipe Co. Ltd.	27,402	22,757
	Doosan Bobcat, Inc.	6,452	183,096
	Doosan Co. Ltd.	1,214	92,055
	Doosan Tesna, Inc.	2,083	52,894
	DoubleUGames Co. Ltd.	1,391	55,796
	Dreamtech Co. Ltd.	6,678	52,334
*	DSC Investment, Inc.	3,376	12,173
*	Duksan Hi-Metal Co. Ltd.	5,102	22,911
*	Duksan Techopia Co. Ltd.	1,320	15,690
	DY Corp.	2,973	14,246
*	E& Corp. Co. Ltd.	6,916	22,670
*	E&M Co. Ltd.	25,134	7,331
*	Easy Holdings Co. Ltd.	11,545	27,414
	eBEST Investment & Securities Co. Ltd.	3,852	16,257
	Ecoplastic Corp.	5,979	14,573
*	Elentec Co. Ltd.	2,433	30,158
*	E-MART, Inc.	4,315	366,717
*	EMKOREA Co. Ltd.	3,593	9,637

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	EM-Tech Co. Ltd.	2,746	$50,571
	ENF Technology Co. Ltd.	1,156	21,913
	Eo Technics Co. Ltd.	466	28,542
	Estechpharma Co. Ltd.	2,011	12,229
	Eugene Investment & Securities Co. Ltd.	15,514	34,862
	F&F Holdings Co. Ltd.	841	19,938
*	FarmStory Co. Ltd.	10,797	15,680
	Fila Holdings Corp.	3,607	113,927
	Fine Semitech Corp.	3,380	63,330
*	Gabia, Inc.	1,357	13,855
*	GAEASOFT	1,429	15,924
	Gemvaxlink Co. Ltd.	14,448	16,265
*	Genie Music Corp.	7,762	28,826
	Genoray Co. Ltd.	1,571	10,456
	Global Standard Technology Co. Ltd.	1,206	21,970
	Gradiant Corp.	2,207	28,386
	Green Cross Holdings Corp.	3,608	49,737
	GS Engineering & Construction Corp.	13,519	257,820
*	GS Global Corp.	14,500	28,870
*	GS Holdings Corp.	9,868	354,585
	GS Retail Co. Ltd.	4,088	96,076
*	Gwangju Shinsegae Co. Ltd.	840	21,990
	HAESUNG DS Co. Ltd.	953	31,030
	Haesung Industrial Co. Ltd.	2,832	26,791
*	Han Chang Corp.	30,444	20,910
	Han Kuk Carbon Co. Ltd.	5,432	53,299
*	Hana Micron, Inc.	5,106	44,164
	Hana Pharm Co. Ltd.	872	11,122
*	Hancom, Inc.	3,305	38,582
	Handok, Inc.	1,695	23,338
	Handsome Co. Ltd.	3,194	71,184
	Hanil Cement Co. Ltd.	3,538	34,446
	Hanil Holdings Co. Ltd.	2,225	19,796
	Hanil Hyundai Cement Co. Ltd.	610	9,225
	Hanjin Transportation Co. Ltd.	2,502	44,790
	Hankook Tire & Technology Co. Ltd.	15,566	410,784
	Hannong Chemicals, Inc.	1,730	15,614
	Hansae Co. Ltd.	3,681	48,859
	Hansol Holdings Co. Ltd.	6,864	18,848
	Hansol HomeDeco Co. Ltd.	24,580	24,039
*	Hansol IONES Co. Ltd.	1,526	9,477
	Hansol Logistics Co. Ltd.	6,962	17,781
	Hansol Paper Co. Ltd.	3,464	36,878
*	Hansol Technics Co. Ltd.	5,680	26,740
	Hanwha Aerospace Co. Ltd.	1,544	101,268
	Hanwha Corp.	3,691	85,198
	Hanwha Investment & Securities Co. Ltd.	30,496	83,702
*	Hanwha Life Insurance Co. Ltd.	58,545	130,769
	Hanyang Eng Co. Ltd.	2,781	32,739
	Hanyang Securities Co. Ltd.	2,469	17,832
	Harim Co. Ltd.	8,073	19,103
	Harim Holdings Co. Ltd.	6,433	45,720
	HB Technology Co. Ltd.	9,405	14,573
	HD Hyundai Co. Ltd.	7,832	389,323
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	9,349
*	Hecto Financial Co. Ltd.	711	13,630
	Hitejinro Holdings Co. Ltd.	1,659	13,815
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	3,397	10,090
	HL D&I Halla Corp.	2,965	6,953

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HL Holdings Corp.	1,278	$31,944
	HL Mando Co. Ltd.	678	24,659
	Home Center Holdings Co. Ltd.	14,297	14,491
	HS Industries Co. Ltd.	7,260	24,393
*	Humax Co. Ltd.	6,520	19,146
	Humedix Co. Ltd.	632	14,079
	Huons Co. Ltd.	918	21,976
	Huons Global Co. Ltd.	1,661	29,010
	Husteel Co. Ltd.	12,561	52,827
	Huvis Corp.	2,628	10,745
	Huvitz Co. Ltd.	3,099	28,882
	Hwa Shin Co. Ltd.	3,952	27,902
*	Hwail Pharm Co. Ltd.	8,763	17,352
	Hwaseung Enterprise Co. Ltd.	2,016	16,801
	Hyosung Corp.	1,932	110,945
*	Hyosung Heavy Industries Corp.	1,146	67,243
	Hyosung TNC Corp.	427	144,437
	Hyundai Bioland Co. Ltd.	2,118	23,865
	Hyundai BNG Steel Co. Ltd.	2,003	18,548
	Hyundai Construction Equipment Co. Ltd.	1,836	88,409
	Hyundai Department Store Co. Ltd.	3,069	153,975
*	Hyundai Doosan Infracore Co. Ltd.	23,557	149,337
	Hyundai Elevator Co. Ltd.	4,799	116,559
	Hyundai Engineering & Construction Co. Ltd.	16,090	500,228
	Hyundai Home Shopping Network Corp.	1,138	51,826
	Hyundai Livart Furniture Co. Ltd.	3,444	26,632
	Hyundai Marine & Fire Insurance Co. Ltd.	9,980	251,261
	Hyundai Motor Securities Co. Ltd.	4,374	33,613
	Hyundai Steel Co.	18,104	505,702
	Hyundai Wia Corp.	3,635	158,926
	HyVision System, Inc.	2,537	40,442
*	i3system, Inc.	1,374	22,195
	Iljin Diamond Co. Ltd.	772	11,603
	Iljin Electric Co. Ltd.	4,127	17,005
	Iljin Holdings Co. Ltd.	6,410	21,725
	Ilyang Pharmaceutical Co. Ltd.	772	11,955
	iMarketKorea, Inc.	4,396	36,682
	InBody Co. Ltd.	2,711	48,888
*	Infinitt Healthcare Co. Ltd.	1,548	8,268
	InfoBank Corp.	446	4,609
	Innocean Worldwide, Inc.	1,362	49,619
*	InnoWireless Co. Ltd.	715	19,268
*	Insun ENT Co. Ltd.	6,474	46,222
	Intelligent Digital Integrated Security Co. Ltd.	805	14,933
*	Interflex Co. Ltd.	2,428	19,432
	Inzi Controls Co. Ltd.	1,401	8,733
	IS Dongseo Co. Ltd.	2,486	70,568
	i-SENS, Inc.	1,249	35,641
*	ITEK, Inc.	2,061	15,479
*	Jahwa Electronics Co. Ltd.	1,841	42,051
	JASTECH Ltd.	2,538	17,727
	JB Financial Group Co. Ltd.	21,369	176,556
	JC Chemical Co. Ltd.	2,870	17,063
*	Jeju Semiconductor Corp.	9,500	31,680
	Jinsung T.E.C.	2,323	24,663
	JLS Co. Ltd.	1,761	10,321
	JS Corp.	1,624	18,544
	Jusung Engineering Co. Ltd.	7,423	73,812
	JVM Co. Ltd.	1,407	22,562

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JW Life Science Corp.	891	$8,696
*	Kanglim Co. Ltd.	19,090	15,574
	Kangnam Jevisco Co. Ltd.	1,043	17,802
	KAON Media Co. Ltd.	2,332	15,883
	KC Tech Co. Ltd.	793	11,733
	KCC Glass Corp.	2,300	73,853
	KCTC	5,539	21,628
*	KEC Corp.	19,317	32,723
	KG Chemical Corp.	2,199	42,519
	KG Dongbu Steel	4,319	29,926
	KG Eco Technology Service Co. Ltd.	2,093	19,508
	KGMobilians Co. Ltd.	3,236	15,670
*	KH Vatec Co. Ltd.	3,839	46,261
*	KidariStudio, Inc.	2,919	22,257
	KISWIRE Ltd.	2,317	39,011
	KIWOOM Securities Co. Ltd.	2,792	223,875
*	KM Corp.	2,128	11,271
	Kolmar Korea Co. Ltd.	2,435	88,355
	Kolon Corp.	1,344	24,458
	Kolon Industries, Inc.	3,416	127,224
*	Korea Circuit Co. Ltd.	2,209	24,674
	Korea Electric Terminal Co. Ltd.	1,169	51,912
	Korea Export Packaging Industrial Co. Ltd.	645	15,923
	Korea Investment Holdings Co. Ltd.	8,447	431,048
*	Korea Line Corp.	35,444	66,446
*	Korea Parts & Fasteners Co. Ltd.	3,051	14,494
	Korea Petrochemical Ind Co. Ltd.	752	101,449
	Korea Petroleum Industries Co.	1,527	13,349
	Korea United Pharm, Inc.	1,778	33,352
	Korean Reinsurance Co.	19,884	121,895
	KSS LINE Ltd.	4,280	32,679
*	KT Alpha Co. Ltd.	3,330	22,493
	KT Skylife Co. Ltd.	6,256	42,436
	KT Submarine Co. Ltd.	3,035	14,159
	KTCS Corp.	8,880	31,328
	Kukdo Chemical Co. Ltd.	659	22,877
	Kukdong Oil & Chemicals Co. Ltd.	7,243	21,367
*	Kumho HT, Inc.	30,535	22,506
	Kumho Petrochemical Co. Ltd.	3,162	380,310
*	Kumho Tire Co., Inc.	21,150	54,546
	Kumkang Kind Co. Ltd.	4,208	21,617
	Kwang Dong Pharmaceutical Co. Ltd.	5,855	28,639
*	Kyeryong Construction Industrial Co. Ltd.	2,392	39,343
	Kyobo Securities Co. Ltd.	4,800	22,599
	Kyung Dong Navien Co. Ltd.	1,528	43,669
	Kyungbang Co. Ltd.	2,863	24,981
	Kyungdong Pharm Co. Ltd.	3,591	23,189
	Kyung-In Synthetic Corp.	6,925	25,893
	LabGenomics Co. Ltd.	4,170	23,289
	LB Semicon, Inc.	5,733	34,350
*	LG Display Co. Ltd.	44,616	496,806
	LG HelloVision Co. Ltd.	4,770	18,160
	LG Uplus Corp.	40,181	363,366
	Lock & Lock Co. Ltd.	5,368	30,399
*	LOT Vacuum Co. Ltd.	3,553	38,095
	Lotte Chilsung Beverage Co. Ltd.	618	80,393
	Lotte Confectionery Co. Ltd.	519	50,652
	Lotte Corp.	6,376	168,059
*	Lotte Data Communication Co.	593	12,483

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Fine Chemical Co. Ltd.	2,949	$137,751
	LOTTE Himart Co. Ltd.	1,050	11,620
	Lotte Shopping Co. Ltd.	1,972	151,126
	LS Corp.	3,658	210,266
	LS Electric Co. Ltd.	2,670	116,155
*	LVMC Holdings	9,650	21,983
	LX Hausys Ltd.	1,510	47,960
	LX International Corp.	6,246	178,801
	LX Semicon Co. Ltd.	953	62,665
	Macrogen, Inc.	1,592	27,929
	Maeil Dairies Co. Ltd.	532	21,971
	MAKUS, Inc.	1,866	13,744
*	ME2ON Co. Ltd.	2,323	8,118
	Medy-Tox, Inc.	686	74,711
*	Meerecompany, Inc.	975	19,282
	Meritz Securities Co. Ltd.	57,130	298,231
	MiCo Ltd.	6,011	41,541
	Mirae Asset Securities Co. Ltd.	57,700	320,314
*	Miwon Holdings Co. Ltd.	98	7,934
	Moorim P&P Co. Ltd.	5,847	20,133
	Motrex Co. Ltd.	2,673	33,586
*	MS Autotech Co. Ltd.	5,868	21,494
	Multicampus Co. Ltd.	168	5,142
	Namhae Chemical Corp.	2,788	20,923
	Namyang Dairy Products Co. Ltd.	66	26,986
	Nasmedia Co. Ltd.	605	12,417
*	NDFOS Co. Ltd.	2,190	9,761
	NeoPharm Co. Ltd.	851	14,118
*	Nepes Ark Corp.	1,026	16,583
	New Power Plasma Co. Ltd.	3,326	12,455
	Nexen Tire Corp.	7,708	42,050
	NH Investment & Securities Co. Ltd.	31,442	235,588
	NICE Holdings Co. Ltd.	4,219	45,968
	Nice Information & Telecommunication, Inc.	884	19,144
	Nong Shim Holdings Co. Ltd.	222	12,098
	Nong Woo Bio Co. Ltd.	2,119	15,732
	NongShim Co. Ltd.	551	153,632
	NOROO Paint & Coatings Co. Ltd.	1,641	10,890
	NOVAREX Co. Ltd.	1,400	12,246
	NPC	2,485	13,239
*	Oceanbridge Co. Ltd.	1,031	11,705
*	OCI Co. Ltd.	3,827	281,056
	Openbase, Inc.	3,762	9,913
	OptoElectronics Solutions Co. Ltd.	415	6,504
*	OPTRON-TEC, Inc.	5,031	15,551
	Orion Holdings Corp.	5,520	70,091
	Ottogi Corp.	130	50,267
*	Paik Kwang Industrial Co. Ltd.	5,088	18,166
	Pan Ocean Co. Ltd.	47,515	234,060
	Partron Co. Ltd.	7,264	51,316
*	PharmGen Science, Inc.	2,381	13,216
	Poongsan Corp.	2,414	71,000
	Posco International Corp.	7,683	147,111
	POSCO Steeleon Co. Ltd.	743	20,870
*	Power Logics Co. Ltd.	6,699	27,404
	Protec Co. Ltd.	1,431	26,591
	PSK, Inc.	3,550	51,749
	Pulmuone Co. Ltd.	2,268	20,923
	Pungkuk Ethanol Co. Ltd.	1,107	12,808

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	QSI Co. Ltd.	2,107	$19,529
	Reyon Pharmaceutical Co. Ltd.	942	15,068
*	RFTech Co. Ltd.	6,444	28,357
	Rorze Systems Corp.	3,368	23,166
*	S.Y. Co. Ltd.	3,263	9,677
	Sajo Industries Co. Ltd.	390	13,546
	Sajodaerim Corp.	742	16,944
	SAMHWA Paints Industrial Co. Ltd.	1,739	8,626
	Samick THK Co. Ltd.	2,172	23,415
	Samji Electronics Co. Ltd.	2,577	18,265
	Samjin Pharmaceutical Co. Ltd.	2,378	46,321
	Samkee Corp.	5,231	16,816
	Sammok S-Form Co. Ltd.	803	11,308
	SAMPYO Cement Co. Ltd.	8,391	24,632
	Samsung Publishing Co. Ltd.	775	16,497
	Samsung Securities Co. Ltd.	12,654	344,463
	SAMT Co. Ltd.	8,621	18,992
	Samyang Corp.	407	13,603
	Samyang Packaging Corp.	765	11,329
*	Samyoung Chemical Co. Ltd.	5,365	11,351
*	SDN Co. Ltd.	11,212	17,572
	Seah Besteel Holdings Corp.	1,627	21,797
	SeAH Holdings Corp.	197	16,823
	SeAH Steel Corp.	395	44,515
	SeAH Steel Holdings Corp.	440	58,586
	Seegene, Inc.	6,634	148,070
	Segyung Hitech Co. Ltd.	604	6,739
	Sejong Industrial Co. Ltd.	2,272	11,247
*	S-Energy Co. Ltd.	2,604	7,076
	Seobu T&D	2,551	16,430
	Seohan Co. Ltd.	14,973	14,072
	Seojin System Co. Ltd.	3,888	51,898
	Seoul Semiconductor Co. Ltd.	7,302	63,660
*	Seoulin Bioscience Co. Ltd.	1,779	17,205
	Seoyon Co. Ltd.	4,111	25,327
	Seoyon E-Hwa Co. Ltd.	2,282	16,487
*	Sewon E&C Co. Ltd.	36,242	16,053
	SFA Engineering Corp.	3,428	104,422
*	SFA Semicon Co. Ltd.	16,683	58,803
	SGC e Tec E&C Co. Ltd.	429	10,798
	SGC Energy Co. Ltd.	1,491	39,336
	SH Energy & Chemical Co. Ltd.	23,098	16,635
*	Shin Heung Energy & Electronics Co. Ltd.	563	22,040
	Shindaeyang Paper Co. Ltd.	370	26,010
	Shinil Electronics Co. Ltd.	10,886	18,340
*	Shinsegae Engineering & Construction Co. Ltd.	481	8,746
*	Shinsegae Food Co. Ltd.	252	10,204
*	Shinsegae Information & Communication Co. Ltd.	1,860	21,477
*	Shinsegae International, Inc.	2,615	52,180
*	Shinsegae, Inc.	1,577	297,661
*	Shinsung Delta Tech Co. Ltd.	3,279	22,222
*	Shinsung Tongsang Co. Ltd.	12,783	26,557
*	Shinwha Intertek Corp.	8,653	21,929
	Shinwon Corp.	13,837	17,845
*	SIMMTECH HOLDINGS Co. Ltd.	7,163	19,673
	Sinil Pharm Co. Ltd.	1,814	12,435
	SK Chemicals Co. Ltd.	282	19,270
	SK D&D Co. Ltd.	1,980	34,053
	SK Discovery Co. Ltd.	2,498	64,719

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Gas Ltd.	499	$49,549
	SK Networks Co. Ltd.	14,722	48,711
	SK Securities Co. Ltd.	75,787	48,767
	SL Corp.	3,258	68,327
	SNT Motiv Co. Ltd.	1,600	59,572
*	SNU Precision Co. Ltd.	4,032	10,014
*	Solid, Inc.	10,401	49,723
	Songwon Industrial Co. Ltd.	2,765	42,689
	Soosan Heavy Industries Co. Ltd.	6,373	15,458
	Soulbrain Holdings Co. Ltd.	1,863	37,899
	STIC Investments, Inc.	7,634	38,133
*	Sugentech, Inc.	2,462	18,474
	Suheung Co. Ltd.	1,127	30,933
	Sung Kwang Bend Co. Ltd.	4,963	53,363
*	Sungchang Enterprise Holdings Ltd.	15,703	28,452
	Sungshin Cement Co. Ltd.	3,983	31,045
	Sungwoo Hitech Co. Ltd.	11,668	47,937
	Sunjin Co. Ltd.	1,884	15,140
*	Sunny Electronics Corp.	10,494	29,704
*	Systems Technology, Inc.	1,944	20,290
	Tae Kyung Industrial Co. Ltd.	2,320	12,533
*††	Taewoong Co. Ltd.	3,164	25,398
	Taeyoung Engineering & Construction Co. Ltd.	8,227	28,242
	Tailim Packaging Co. Ltd.	6,496	16,298
	TCC Steel	3,926	36,464
	TechWing, Inc.	4,910	25,238
	Telechips, Inc.	2,056	21,314
	TES Co. Ltd.	2,135	30,879
*	Thinkware Systems Corp.	1,121	12,788
*	TK Corp.	2,713	36,069
	TKG Huchems Co. Ltd.	3,216	51,524
	Tongyang Life Insurance Co. Ltd.	7,364	28,633
*	Top Engineering Co. Ltd.	3,622	15,741
	Tovis Co. Ltd.	3,257	28,192
	TS Corp.	13,340	30,205
	TSE Co. Ltd.	755	25,058
*	Tuksu Construction Co. Ltd.	2,389	16,853
*	TY Holdings Co. Ltd.	5,063	48,441
	TYM Corp.	14,537	31,954
	Ubiquoss, Inc.	645	8,400
	Uju Electronics Co. Ltd.	1,424	17,144
	Uni-Chem Co. Ltd.	17,518	17,733
*	Unick Corp.	2,540	13,166
*	Unid Btplus Co. Ltd.	1,293	7,650
	Unid Co. Ltd.	824	57,010
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	21,438
	Uniquest Corp.	2,969	23,490
	Value Added Technology Co. Ltd.	1,125	32,611
*	Vidente Co. Ltd.	7,159	23,610
*	Vitzro Tech Co. Ltd.	3,438	20,531
*	Webzen, Inc.	4,288	64,931
	Welcron Co. Ltd.	8,235	22,482
*	Wins Co. Ltd.	1,360	14,669
	WiSoL Co. Ltd.	1,712	10,001
	WONIK IPS Co. Ltd.	2,714	68,595
	Wonik Materials Co. Ltd.	1,400	33,506
	Woojin, Inc.	2,607	19,238
*	Wooree Bio Co. Ltd.	5,593	14,484
	Woori Investment Bank Co. Ltd.	77,941	53,037

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Y G-1 Co. Ltd.	4,216	$23,390
*	Y-entec Co. Ltd.	3,150	23,641
*	YIK Corp.	4,000	10,752
	YMT Co. Ltd.	1,177	13,361
	Youngone Corp.	3,957	140,723
	Youngone Holdings Co. Ltd.	996	49,623
	Yuanta Securities Korea Co. Ltd.	21,566	48,406
*	Zeus Co. Ltd.	1,279	28,982
	Zinus, Inc.	2,341	72,963
TOTAL SOUTH KOREA			24,310,195
SPAIN — (1.4%)
	Acerinox SA	60,726	657,659
	ACS Actividades de Construccion y Servicios SA	36,342	1,075,495
Ω	Aedas Homes SA	4,189	70,560
	Almirall SA	13,372	134,737
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	120,728
	Azkoyen SA	2,368	16,635
	Banco de Sabadell SA	1,583,992	2,070,853
	Bankinter SA	197,117	1,422,200
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	163,835
	Ebro Foods SA	17,158	294,757
	Elecnor SA	10,143	125,626
	Enagas SA	47,420	850,302
	Ence Energia y Celulosa SA	18,532	61,069
	Ercros SA	34,553	138,186
	Faes Farma SA	20,522	76,923
	Fomento de Construcciones y Contratas SA	11,690	113,549
Ω	Gestamp Automocion SA	52,810	233,174
	Grupo Catalana Occidente SA	12,282	380,700
	Iberpapel Gestion SA	2,972	49,083
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	48,396	50,436
	Mapfre SA	303,219	609,908
*	Mediaset Espana Comunicacion SA	21,093	75,575
Ω	Metrovacesa SA	14,868	110,309
Ω	Neinor Homes SA	8,459	84,873
*	Obrascon Huarte Lain SA	111,712	67,802
	Prosegur Cia de Seguridad SA	32,230	72,947
Ω	Talgo SA	6,593	26,770
*	Tubacex SA	30,478	80,262
Ω	Unicaja Banco SA	405,633	498,584
TOTAL SPAIN			9,733,537
SWEDEN — (1.5%)
Ω	AcadeMedia AB	24,057	113,311
	AFRY AB	18,515	334,242
Ω	Alimak Group AB	1,775	13,977
	Alligo AB, Class B	4,669	39,789
Ω	Ambea AB	13,427	50,403
	AQ Group AB	2,895	94,446
*	Arise AB	7,896	37,316
	Arjo AB, Class B	43,444	168,584
*Ω	Attendo AB	12,891	32,406
	BE Group AB	1,190	11,603
	Beijer Alma AB	1,069	21,199
	Beijer Electronics Group AB	6,362	67,807
	Bergman & Beving AB	6,955	72,174
	Besqab AB	1,299	8,912

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Betsson AB, Class B	31,487	$261,004
*	Better Collective AS	7,259	108,958
*	BHG Group AB	10,429	15,363
	Bilia AB, Class A	11,022	127,352
	Billerud AB	52,665	611,821
	Bonava AB, Class B	11,365	34,657
	Bulten AB	4,289	27,522
	Byggmax Group AB	20,409	83,137
	Catella AB	9,935	35,898
*	Catena Media PLC	10,621	28,067
*	Cavotec SA	8,312	10,315
	Cloetta AB, Class B	62,283	129,721
Ω	Coor Service Management Holding AB	20,012	127,865
Ω	Dometic Group AB	80,089	504,726
*	Doro AB	6,752	10,034
*	Duni AB	9,087	78,674
Ω	Dustin Group AB	5,901	19,889
	Eastnine AB	4,151	49,768
	Elanders AB, Class B	4,978	82,464
*	Enea AB	4,344	36,827
	Fagerhult AB	17,525	82,041
	Fenix Outdoor International AG	548	50,785
	Granges AB	29,575	247,376
	Hanza AB	2,893	17,529
*	Humana AB	9,709	19,030
*	IAR Systems Group AB	1,899	27,999
*	International Petroleum Corp.	27,926	300,496
	Intrum AB	18,819	243,548
	Inwido AB	18,001	196,179
	JM AB	13,502	251,706
	Kabe Group AB, Class B	1,056	21,600
*	Karnov Group AB	21,039	121,108
	Kindred Group PLC, SDR	31,362	316,042
	KNOW IT AB	5,782	113,010
	Lindab International AB	26,759	379,533
	Loomis AB	16,078	478,118
	MEKO AB	11,721	129,908
*	Millicom International Cellular SA, SDR	45,564	780,663
	Modern Times Group MTG AB, Class B	25,460	225,402
*	Momentum Group AB	4,669	33,943
Ω	Munters Group AB	27,980	268,275
	NCC AB, Class B	18,270	180,743
	Nederman Holding AB	1,482	26,050
*	Net Insight AB, Class B	81,948	54,698
	New Wave Group AB, Class B	15,102	339,813
	Nobia AB	33,177	57,902
	Nolato AB, Class B	16,133	97,430
	Nordic Waterproofing Holding AB	5,586	87,360
*	Ovzon AB	3,173	16,108
	Peab AB, Class B	52,673	328,703
	Prevas AB, Class B	520	6,860
	Pricer AB, Class B	28,295	49,432
	Proact IT Group AB	4,974	41,962
	Probi AB	876	15,227
	Ratos AB, Class B	54,687	220,553
	Rejlers AB	3,883	57,459
Ω	Resurs Holding AB	30,400	80,947
	Rottneros AB	28,710	40,553
*	Scandi Standard AB	2,963	14,210

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Scandic Hotels Group AB	23,934	$88,233
*	Sensys Gatso Group AB	183,590	18,611
*	Serneke Group AB	3,259	7,317
*Ω	Sinch AB	73,978	305,823
	SkiStar AB	4,000	43,318
*	Solid Forsakring AB	2,618	17,168
*	Stillfront Group AB	79,780	139,241
	Systemair AB	4,846	36,343
	Tele2 AB, Class B	1	9
	Tethys Oil AB	8,727	52,527
	TF Bank AB	1,362	21,611
	VBG Group AB, Class B	3,638	51,101
*	Viaplay Group AB	15,029	371,070
TOTAL SWEDEN			10,622,904
SWITZERLAND — (4.1%)
	Adecco Group AG	41,683	1,548,136
	Allreal Holding AG	4,110	704,437
	ALSO Holding AG	1,266	257,877
*	Aluflexpack AG	1,094	22,471
*	ams-OSRAM AG	71,741	670,208
	Arbonia AG	16,275	228,131
	Autoneum Holding AG	826	110,225
	Baloise Holding AG	13,916	2,288,804
	Banque Cantonale de Geneve	566	115,071
	Banque Cantonale Vaudoise	6,623	629,563
	Bell Food Group AG	624	163,660
	Berner Kantonalbank AG	1,189	298,877
	Bucher Industries AG	1,531	697,625
	Bystronic AG	241	181,097
	Calida Holding AG	1,393	68,271
	Carlo Gavazzi Holding AG	128	43,617
	Cembra Money Bank AG	6,575	583,771
*	Cicor Technologies Ltd.	570	29,554
	Cie Financiere Tradition SA	445	52,032
	Clariant AG	49,508	848,984
	DKSH Holding AG	7,750	660,262
	EFG International AG	21,983	205,465
	Energiedienst Holding AG	4,333	206,897
	Feintool International Holding AG	1,842	41,820
*	Flughafen Zurich AG	4,270	777,967
Ω	Galenica AG	11,811	923,710
*	GAM Holding AG	41,510	41,026
	Georg Fischer AG	8,274	570,472
	Helvetia Holding AG	9,919	1,240,850
	Huber & Suhner AG	4,114	394,546
	Hypothekarbank Lenzburg AG	21	98,187
*	Implenia AG	3,461	145,385
	Investis Holding SA	877	95,517
	IVF Hartmann Holding AG	80	10,211
	Julius Baer Group Ltd.	25,323	1,624,326
*	Jungfraubahn Holding AG	1,393	203,840
	Landis & Gyr Group AG	6,005	442,399
	Liechtensteinische Landesbank AG	3,370	220,319
	Luzerner Kantonalbank AG	830	382,136
Ω	Medmix AG	4,514	87,925
	Meier Tobler Group AG	1,437	66,009
	Metall Zug AG, Class B	52	117,070
	Mikron Holding AG	1,680	18,539

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Mobimo Holding AG	2,163	$556,198
	OC Oerlikon Corp. AG	40,650	279,093
*	Orascom Development Holding AG	3,061	25,406
	Orell Fuessli AG	25	2,186
	Phoenix Mecano AG	199	74,560
	Rieter Holding AG	647	75,087
	Schaffner Holding AG	95	30,298
	Schweiter Technologies AG	281	248,029
	Softwareone Holding AG	11,687	188,703
	St Galler Kantonalbank AG	851	466,335
	Sulzer AG	4,514	384,384
	Swatch Group AG	7,058	2,555,480
	Swatch Group AG	13,116	861,821
	Swiss Prime Site AG	16,975	1,512,612
	Swissquote Group Holding SA	1,521	274,702
	TX Group AG	831	130,286
	u-blox Holding AG	1,701	203,458
	Valiant Holding AG	4,972	568,115
	Vaudoise Assurances Holding SA	279	134,826
	Vetropack Holding AG	3,133	144,535
*	Von Roll Holding AG	8,880	8,677
	Vontobel Holding AG	6,793	481,100
	VP Bank AG, Class A	719	77,611
*	V-ZUG Holding AG	575	57,909
	Walliser Kantonalbank	1,138	131,204
	Zehnder Group AG	2,702	201,106
	Zug Estates Holding AG, Class B	79	155,832
	Zuger Kantonalbank AG	30	242,493
*	Zur Rose Group AG	298	11,243
TOTAL SWITZERLAND			28,200,578
TAIWAN — (5.0%)
	Aaeon Technology, Inc.	10,000	30,543
	ABC Taiwan Electronics Corp.	20,000	16,291
	Ability Enterprise Co. Ltd.	35,000	24,437
	AcBel Polytech, Inc.	69,000	81,532
	Acer, Inc.	554,000	462,506
	ACES Electronic Co. Ltd.	19,323	21,137
*	Acon Holding, Inc.	57,415	22,055
	ADATA Technology Co. Ltd.	32,000	70,485
	Advanced Optoelectronic Technology, Inc.	39,000	22,832
	Advanced Wireless Semiconductor Co.	7,000	18,716
*	ALI Corp.	29,000	20,969
	Alpha Networks, Inc.	37,000	37,942
	Ampire Co. Ltd.	19,000	20,845
	Apac Opto Electronics, Inc.	8,000	8,261
	Apacer Technology, Inc.	19,000	27,590
	APAQ Technology Co. Ltd.	8,000	11,374
	APCB, Inc.	39,000	21,577
	Apex Biotechnology Corp.	14,000	11,726
	Apex International Co. Ltd.	28,000	54,587
	Apex Science & Engineering	23,000	7,982
	Arcadyan Technology Corp.	19,000	64,444
	Ardentec Corp.	68,430	121,130
	Argosy Research, Inc.	10,000	30,368
	Asia Cement Corp.	446,000	628,323
	Asia Electronic Material Co. Ltd.	19,000	9,640
	Asia Optical Co., Inc.	42,000	89,693
*	Asia Pacific Telecom Co. Ltd.	351,033	72,603

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asia Polymer Corp.	63,000	$61,570
	Asia Tech Image, Inc.	13,000	29,140
	ASROCK, Inc.	9,000	45,912
	Aten International Co. Ltd.	14,000	36,353
	AUO Corp.	1,287,200	723,816
	Aver Information, Inc.	10,000	15,491
	Axiomtek Co. Ltd.	9,000	18,172
*	Azurewave Technologies, Inc.	18,000	12,174
	Bank of Kaohsiung Co. Ltd.	148,632	63,883
	Basso Industry Corp.	28,000	38,931
	BenQ Materials Corp.	23,000	26,098
	BES Engineering Corp.	293,000	82,013
	Bin Chuan Enterprise Co. Ltd.	17,000	13,010
	Brave C&H Supply Co. Ltd.	8,000	19,482
	Brighton-Best International Taiwan, Inc.	54,000	68,783
*	Cameo Communications, Inc.	38,531	13,104
	Capital Futures Corp.	19,043	24,452
	Capital Securities Corp.	164,000	63,650
*	Career Technology MFG. Co. Ltd.	81,528	66,930
	Cathay Real Estate Development Co. Ltd.	113,600	61,983
	Cayman Engley Industrial Co. Ltd.	9,261	19,429
	CCP Contact Probes Co. Ltd.	15,000	22,430
	Celxpert Energy Corp.	21,000	23,701
	Central Reinsurance Co. Ltd.	90,556	54,676
	Chain Chon Industrial Co. Ltd.	35,097	22,178
*	ChainQui Construction Development Co. Ltd.	31,000	15,058
	Champion Building Materials Co. Ltd.	69,300	20,928
	Channel Well Technology Co. Ltd.	29,000	28,593
	CHC Healthcare Group	20,000	32,736
	Chen Full International Co. Ltd.	14,000	18,280
	Cheng Loong Corp.	134,000	130,218
	Cheng Mei Materials Technology Corp.	110,000	37,352
	Cheng Shin Rubber Industry Co. Ltd.	110,000	126,934
	Cheng Uei Precision Industry Co. Ltd.	77,000	99,328
*	Chenming Electronic Technology Corp.	22,000	14,399
	Chia Chang Co. Ltd.	11,000	13,409
	Chien Shing Harbour Service Co. Ltd.	8,000	10,813
	China Airlines Ltd.	495,000	322,906
	China Bills Finance Corp.	142,000	71,480
	China Chemical & Pharmaceutical Co. Ltd.	61,000	54,598
	China General Plastics Corp.	64,516	60,748
	China Metal Products	53,000	53,071
	China Wire & Cable Co. Ltd.	26,000	22,904
	Chinese Maritime Transport Ltd.	16,710	21,978
	Ching Feng Home Fashions Co. Ltd.	28,000	16,396
	Chin-Poon Industrial Co. Ltd.	76,000	76,007
	Chipbond Technology Corp.	114,000	230,950
	ChipMOS Technologies, Inc.	111,344	129,249
	Chong Hong Construction Co. Ltd.	40,000	98,778
	Chun Yuan Steel Industry Co. Ltd.	95,000	52,458
	Chung Hung Steel Corp.	156,000	151,787
	Chung Hwa Pulp Corp.	70,015	39,461
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	10,000	20,560
	Chunghwa Precision Test Tech Co. Ltd.	4,000	72,102
	Collins Co. Ltd.	19,000	11,231
	Compal Broadband Networks, Inc.	11,000	9,272
	Compal Electronics, Inc.	871,000	657,504
	Compeq Manufacturing Co. Ltd.	170,000	260,143
	Compucase Enterprise	25,000	25,236

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Concord International Securities Co. Ltd.	31,800	$11,124
	Concord Securities Co. Ltd.	106,142	34,851
	Continental Holdings Corp.	90,000	88,488
	Contrel Technology Co. Ltd.	15,000	8,845
	Coretronic Corp.	63,000	124,007
	Co-Tech Development Corp.	32,000	70,538
	Crowell Development Corp.	16,000	8,822
	CviLux Corp.	17,000	18,568
	CyberPower Systems, Inc.	9,000	31,181
	DA CIN Construction Co. Ltd.	55,000	55,982
	Dadi Early-Childhood Education Group Ltd.	4,000	14,051
	Dafeng TV Ltd.	12,000	19,540
	Da-Li Development Co. Ltd.	62,622	63,389
	Darfon Electronics Corp.	37,000	48,779
*	Darwin Precisions Corp.	76,000	23,106
	De Licacy Industrial Co. Ltd.	71,000	33,333
	Depo Auto Parts Ind Co. Ltd.	20,000	50,344
	Dimerco Express Corp.	12,000	29,699
	D-Link Corp.	100,400	51,672
	Dynamic Holding Co. Ltd.	43,688	25,296
	Dynapack International Technology Corp.	22,000	56,317
	Eastern Media International Corp.	52,000	41,770
*	Edimax Technology Co. Ltd.	60,000	32,049
	Edom Technology Co. Ltd.	38,000	34,843
	Elite Advanced Laser Corp.	19,000	25,375
	Elite Semiconductor Microelectronics Technology, Inc.	49,000	128,541
*	Elitegroup Computer Systems Co. Ltd.	67,000	48,358
	Emerging Display Technologies Corp.	17,000	11,762
	Ennoconn Corp.	3,000	22,444
	Ennostar, Inc.	134,400	225,636
	EnTie Commercial Bank Co. Ltd.	110,000	54,542
	Eson Precision Ind Co. Ltd.	15,000	30,577
	Eternal Materials Co. Ltd.	133,950	145,285
	Eva Airways Corp.	339,648	331,448
*	Everest Textile Co. Ltd.	129,547	30,846
	Evergreen International Storage & Transport Corp.	93,000	83,968
	Everlight Chemical Industrial Corp.	81,450	51,807
	Everlight Electronics Co. Ltd.	86,000	107,851
	Excel Cell Electronic Co. Ltd.	28,000	22,746
	Excelsior Medical Co. Ltd.	24,856	58,907
	Far Eastern Department Stores Ltd.	193,000	139,692
	Far Eastern International Bank	459,435	179,572
	Far Eastern New Century Corp.	516,000	563,954
	Farglory F T Z Investment Holding Co. Ltd.	11,000	20,337
	Farglory Land Development Co. Ltd.	52,000	101,277
	Feedback Technology Corp.	8,400	25,035
	Feng Hsin Steel Co. Ltd.	40,000	92,277
	First Hi-Tec Enterprise Co. Ltd.	10,000	17,612
	First Insurance Co. Ltd.	37,000	19,998
*	First Steamship Co. Ltd.	134,806	39,072
	FIT Holding Co. Ltd.	28,000	27,151
	Fitipower Integrated Technology, Inc.	11,000	53,376
	Fittech Co. Ltd.	7,000	22,357
	FLEXium Interconnect, Inc.	62,000	207,720
	FOCI Fiber Optic Communications, Inc.	12,000	9,383
	Forcecon Tech Co. Ltd.	12,000	22,583
	Formosa Advanced Technologies Co. Ltd.	27,000	36,092
	Formosa Laboratories, Inc.	21,322	46,266
	Formosa Optical Technology Co. Ltd.	7,000	13,625

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosan Union Chemical	58,179	$44,662
	Founding Construction & Development Co. Ltd.	24,000	13,865
	Froch Enterprise Co. Ltd.	41,000	32,823
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,978	23,811
	Fulltech Fiber Glass Corp.	74,901	31,209
	Fwusow Industry Co. Ltd.	37,000	24,329
*	GCS Holdings, Inc.	12,000	15,720
	Gemtek Technology Corp.	73,000	67,528
	General Interface Solution Holding Ltd.	46,000	130,993
	General Plastic Industrial Co. Ltd.	13,000	13,051
	Genmont Biotech, Inc.	14,000	11,207
	Getac Holdings Corp.	64,000	97,322
*	Giantplus Technology Co. Ltd.	73,000	36,438
	Gigabyte Technology Co. Ltd.	52,000	201,950
*	Gigasolar Materials Corp.	632	2,265
	Global Brands Manufacture Ltd.	71,240	68,672
	Global Lighting Technologies, Inc.	17,000	32,159
*	Globe Union Industrial Corp.	44,000	19,373
	Gloria Material Technology Corp.	88,880	112,763
	GMI Technology, Inc.	26,247	15,671
	Goldsun Building Materials Co. Ltd.	156,520	134,426
	Good Will Instrument Co. Ltd.	16,000	15,007
#	Gordon Auto Body Parts	46,000	38,224
	Grand Fortune Securities Co. Ltd.	41,797	14,428
	Great China Metal Industry	26,000	21,154
	Greatek Electronics, Inc.	48,000	81,580
	GTM Holdings Corp.	21,000	18,043
	HannsTouch Solution, Inc.	125,713	39,445
	Harvatek Corp.	29,000	17,986
	Heran Co. Ltd.	5,000	18,119
	Hey Song Corp.	61,000	67,384
	Hiroca Holdings Ltd.	12,000	17,901
	Hitron Technology, Inc.	37,204	32,408
	Hiyes International Co. Ltd.	5,500	12,570
	Hocheng Corp.	45,920	27,747
	Holy Stone Enterprise Co. Ltd.	22,000	67,107
*	Hong Pu Real Estate Development Co. Ltd.	47,000	35,278
	Hong TAI Electric Industrial	39,000	26,247
	Hong YI Fiber Industry Co.	14,000	8,292
	Hsin Kuang Steel Co. Ltd.	54,000	87,625
	HUA ENG Wire & Cable Co. Ltd.	75,000	40,095
	Huaku Development Co. Ltd.	42,000	124,671
	Huang Hsiang Construction Corp.	16,000	22,226
	Hung Ching Development & Construction Co. Ltd.	33,000	23,312
	Hung Sheng Construction Ltd.	88,352	68,633
	Huxen Corp.	7,000	11,483
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	35,389
	Hwacom Systems, Inc.	18,000	9,329
	Ibase Technology, Inc.	9,000	22,312
	IBF Financial Holdings Co. Ltd.	486,687	204,704
	Ichia Technologies, Inc.	56,000	33,736
#*	Ideal Bike Corp.	36,000	19,577
	Innolux Corp.	1,734,885	709,796
	Inpaq Technology Co. Ltd.	17,000	29,761
*	Integrated Service Technology, Inc.	7,000	20,057
	Iron Force Industrial Co. Ltd.	4,000	10,201
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	22,957
	ITEQ Corp.	37,000	100,637
	Jarllytec Co. Ltd.	14,000	29,379

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jean Co. Ltd.	47,299	$20,791
	Jess-Link Products Co. Ltd.	17,250	24,310
	Jia Wei Lifestyle, Inc.	7,000	12,043
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	10,972
	Johnson Health Tech Co. Ltd.	6,000	14,441
	K Laser Technology, Inc.	43,000	27,313
	Kaimei Electronic Corp.	18,000	36,700
	Kedge Construction Co. Ltd.	9,900	17,854
	KEE TAI Properties Co. Ltd.	81,000	34,466
	Kenda Rubber Industrial Co. Ltd.	109,200	112,897
	Kerry TJ Logistics Co. Ltd.	23,000	29,944
*	Key Ware Electronics Co. Ltd.	19,893	7,028
	Kindom Development Co. Ltd.	64,300	62,300
	King Chou Marine Technology Co. Ltd.	10,200	12,737
	King Yuan Electronics Co. Ltd.	198,000	254,035
	King's Town Bank Co. Ltd.	148,000	171,117
*	King's Town Construction Co. Ltd.	27,000	29,711
	Kinko Optical Co. Ltd.	36,769	31,146
	Kinpo Electronics	221,000	100,144
	Kinsus Interconnect Technology Corp.	42,000	159,531
*	Kung Sing Engineering Corp.	74,426	16,612
	Kuo Toong International Co. Ltd.	40,551	31,185
*	Kuo Yang Construction Co. Ltd.	38,183	23,433
	Kwong Lung Enterprise Co. Ltd.	21,000	36,305
	L&K Engineering Co. Ltd.	41,000	58,309
	Laser Tek Taiwan Co. Ltd.	8,550	7,538
	Laster Tech Corp. Ltd.	9,745	12,604
	Lealea Enterprise Co. Ltd.	153,000	53,260
	LEE CHI Enterprises Co. Ltd.	37,000	25,498
	Lelon Electronics Corp.	18,508	35,851
*	Leofoo Development Co. Ltd.	17,000	9,644
*	Li Peng Enterprise Co. Ltd.	113,000	29,605
	Lingsen Precision Industries Ltd.	69,000	32,346
	Liton Technology Corp.	9,000	10,772
	Long Da Construction & Development Corp.	27,000	20,199
	Longchen Paper & Packaging Co. Ltd.	146,485	91,840
	Longwell Co.	18,000	34,130
	Lucky Cement Corp.	46,000	16,995
	Lumax International Corp. Ltd.	13,500	32,065
	Lung Yen Life Service Corp.	28,000	35,628
	Luxe Green Energy Technology Co. Ltd.	22,470	18,359
	Macauto Industrial Co. Ltd.	8,000	18,254
#	Macronix International Co. Ltd.	325,000	390,622
	Mayer Steel Pipe Corp.	27,000	21,476
	Mercuries & Associates Holding Ltd.	65,347	33,481
*	Mercuries Life Insurance Co. Ltd.	490,724	90,592
	Merry Electronics Co. Ltd.	33,704	91,730
	METAAGE Corp.	15,000	16,915
	Mildef Crete, Inc.	10,000	14,900
	MIN AIK Technology Co. Ltd.	44,000	24,628
	Mirle Automation Corp.	31,000	40,199
	MOSA Industrial Corp.	29,000	23,365
	MPI Corp.	14,000	58,347
	Namchow Holdings Co. Ltd.	32,000	48,750
	Nan Liu Enterprise Co. Ltd.	4,000	9,604
	Nan Pao Resins Chemical Co. Ltd.	8,000	35,694
	Nantex Industry Co. Ltd.	39,000	51,715
#	Nanya Technology Corp.	201,000	390,427
	New Best Wire Industrial Co. Ltd.	19,000	22,725

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nexcom International Co. Ltd.	26,000	$28,242
	Niko Semiconductor Co. Ltd.	14,000	26,396
	Nishoku Technology, Inc.	5,000	15,864
	O-Bank Co. Ltd.	224,375	69,415
	Ocean Plastics Co. Ltd.	35,000	39,618
	OK Biotech Co. Ltd.	17,000	16,853
	Orient Semiconductor Electronics Ltd.	47,000	29,343
	Oriental Union Chemical Corp.	75,000	47,474
	Pacific Construction Co.	25,000	7,774
	Pacific Hospital Supply Co. Ltd.	6,000	14,558
	Paiho Shih Holdings Corp.	18,000	16,069
	Pan Jit International, Inc.	14,000	31,257
	PChome Online, Inc.	22,000	47,919
	Pegatron Corp.	317,000	683,339
*††	Pharmally International Holding Co. Ltd.	5,000	0
	Phison Electronics Corp.	22,000	273,871
	Pixart Imaging, Inc.	22,000	73,440
	Plotech Co. Ltd.	23,400	15,005
	Powerchip Semiconductor Manufacturing Corp.	410,000	472,904
#	Powertech Technology, Inc.	123,000	343,794
	President Securities Corp.	166,453	91,497
	Primax Electronics Ltd.	58,000	111,652
	Prince Housing & Development Corp.	185,000	68,830
	Promate Electronic Co. Ltd.	21,000	27,058
	Prosperity Dielectrics Co. Ltd.	17,000	20,676
	Qisda Corp.	116,000	109,845
	QST International Corp.	9,900	19,355
	Qualipoly Chemical Corp.	18,900	21,537
	Quanta Storage, Inc.	41,000	61,205
	Quintain Steel Co. Ltd.	52,776	26,788
	Radiant Opto-Electronics Corp.	68,000	233,104
	Radium Life Tech Co. Ltd.	148,760	45,060
	Rechi Precision Co. Ltd.	59,000	33,331
	Rexon Industrial Corp. Ltd.	27,000	27,614
	Rich Development Co. Ltd.	133,000	37,896
*	Ritek Corp.	156,724	42,646
*††	Roo Hsing Co. Ltd.	187,000	13,640
	Sampo Corp.	58,800	52,333
	San Far Property Ltd.	44,171	17,694
	Sanyang Motor Co. Ltd.	85,000	99,505
	Scan-D Corp.	6,000	8,527
	ScinoPharm Taiwan Ltd.	44,000	38,962
	Sea Sonic Electronics Co. Ltd.	7,000	12,364
	Senao International Co. Ltd.	22,000	23,383
	Sesoda Corp.	23,000	32,746
	Shan-Loong Transportation Co. Ltd.	28,000	28,247
	Sharehope Medicine Co. Ltd.	11,024	12,383
	ShenMao Technology, Inc.	22,000	34,286
	Shih Her Technologies, Inc.	10,000	19,427
	Shih Wei Navigation Co. Ltd.	69,790	58,546
	Shihlin Electric & Engineering Corp.	54,000	117,543
	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	18,267
	Shin Kong Financial Holding Co. Ltd.	2,551,159	766,149
	Shin Ruenn Development Co. Ltd.	25,460	29,501
	Shin Zu Shing Co. Ltd.	20,000	55,096
*	Shining Building Business Co. Ltd.	102,444	31,487
	Shinkong Insurance Co. Ltd.	36,000	60,461
*	Shuttle, Inc.	85,000	34,384
	Sigurd Microelectronics Corp.	76,046	129,635

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	29,000	$287,300
	Sincere Navigation Corp.	62,830	42,663
	Singatron Enterprise Co. Ltd.	18,000	12,077
	Sinher Technology, Inc.	6,000	7,382
	Sinyi Realty, Inc.	33,000	30,560
	Siward Crystal Technology Co. Ltd.	33,000	38,778
	Solar Applied Materials Technology Corp.	70,000	81,429
	Solteam, Inc.	18,000	27,122
	Southeast Cement Co. Ltd.	19,000	11,426
	Sports Gear Co. Ltd.	31,000	75,481
*	Sun Yad Construction Co. Ltd.	57,000	23,004
*	Sunko INK Co. Ltd.	43,000	22,096
	Sunplus Technology Co. Ltd.	55,000	44,014
	Sunrex Technology Corp.	31,685	40,862
	Sunspring Metal Corp.	37,807	30,061
	Supreme Electronics Co. Ltd.	69,765	87,097
	Swancor Holding Co. Ltd.	10,000	36,690
	Sweeten Real Estate Development Co. Ltd.	42,768	34,889
	Syncmold Enterprise Corp.	22,000	43,858
	Syscom Computer Engineering Co.	20,000	17,455
	Systex Corp.	32,000	79,311
	T3EX Global Holdings Corp.	15,000	33,187
	TA Chen Stainless Pipe	256,597	385,471
	Ta Ya Electric Wire & Cable	127,726	98,491
	TA-I Technology Co. Ltd.	19,000	28,252
*	Tai Tung Communication Co. Ltd.	17,000	8,117
	Taichung Commercial Bank Co. Ltd.	646,142	282,718
	TaiDoc Technology Corp.	8,000	47,987
	Taiflex Scientific Co. Ltd.	36,460	51,007
	Taimide Tech, Inc.	15,000	16,610
	Tainan Spinning Co. Ltd.	234,000	133,997
	Tai-Saw Technology Co. Ltd.	14,000	12,625
	Taishin Financial Holding Co. Ltd.	1,711,336	930,232
	Taita Chemical Co. Ltd.	52,132	39,430
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	30,080
	Taitien Electronics Co. Ltd.	12,000	14,827
	Taiwan Business Bank	1,200,236	535,419
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	14,883
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	33,057
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	55,037
	Taiwan Glass Industry Corp.	199,000	155,604
	Taiwan Hon Chuan Enterprise Co. Ltd.	38,000	113,649
††	Taiwan Land Development Corp.	129,466	4,334
	Taiwan Line Tek Electronic	10,000	9,700
	Taiwan Navigation Co. Ltd.	52,000	46,092
	Taiwan Paiho Ltd.	51,000	101,408
	Taiwan PCB Techvest Co. Ltd.	48,000	59,276
	Taiwan Sanyo Electric Co. Ltd.	27,000	32,545
	Taiwan Shin Kong Security Co. Ltd.	45,000	59,845
	Taiwan Styrene Monomer	85,000	39,616
	Taiwan Surface Mounting Technology Corp.	44,000	134,048
*	Taiwan TEA Corp.	77,000	55,295
	Taiwan Union Technology Corp.	41,000	84,740
	Taiwan-Asia Semiconductor Corp.	46,000	58,724
	Taiyen Biotech Co. Ltd.	28,000	30,344
	TBI Motion Technology Co. Ltd.	12,000	15,634
	Test Rite International Co. Ltd.	44,000	29,135
	Thye Ming Industrial Co. Ltd.	20,000	25,487
	Ting Sin Co. Ltd.	385	219

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ton Yi Industrial Corp.	170,000	$100,722
	Tong Hsing Electronic Industries Ltd.	25,200	193,404
	Tong Yang Industry Co. Ltd.	75,000	113,208
	Tong-Tai Machine & Tool Co. Ltd.	27,000	12,790
	Top Union Electronics Corp.	20,723	17,356
	Topco Technologies Corp.	8,999	22,245
	Topkey Corp.	6,000	35,726
	Topoint Technology Co. Ltd.	12,000	11,812
	Toung Loong Textile Manufacturing	27,540	24,248
	Transcend Information, Inc.	38,000	86,285
	Tripod Technology Corp.	38,000	125,714
	Tsann Kuen Enterprise Co. Ltd.	14,032	21,095
	TSC Auto ID Technology Co. Ltd.	4,000	26,506
	TSRC Corp.	98,000	92,444
	TST Group Holding Ltd.	4,800	16,162
	Tung Ho Steel Enterprise Corp.	75,190	145,315
	Tung Ho Textile Co. Ltd.	29,000	17,393
	Turvo International Co. Ltd.	5,000	16,812
	TYC Brother Industrial Co. Ltd.	42,000	39,378
*	Tycoons Group Enterprise	42,000	12,062
	Tyntek Corp.	44,000	25,380
	UDE Corp.	10,000	11,212
	U-Ming Marine Transport Corp.	75,000	127,036
	Unic Technology Corp.	29,000	13,893
	Union Bank Of Taiwan	393,299	212,209
	Unitech Computer Co. Ltd.	20,000	21,098
*	Unitech Printed Circuit Board Corp.	78,297	47,929
*	United Orthopedic Corp.	10,000	15,125
	United Radiant Technology	21,000	13,170
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	9,507
	Universal Cement Corp.	76,277	60,056
	Unizyx Holding Corp.	57,488	70,898
	UPC Technology Corp.	147,664	73,127
	USI Corp.	161,091	128,082
*	Usun Technology Co. Ltd.	8,000	9,927
	U-Tech Media Corp.	33,000	19,028
	Ve Wong Corp.	16,000	19,714
	Ventec International Group Co. Ltd.	10,000	26,887
	Viking Tech Corp.	14,000	23,617
	Waffer Technology Corp.	1,509	1,940
	Wah Hong Industrial Corp.	15,000	14,260
	Wah Lee Industrial Corp.	34,680	99,021
	Walsin Lihwa Corp.	449,161	817,590
	Walsin Technology Corp.	57,000	172,110
	Walton Advanced Engineering, Inc.	67,000	27,068
	We & Win Development Co. Ltd.	49,000	11,539
#	WEI Chih Steel Industrial Co. Ltd.	31,000	32,231
	Wei Chuan Foods Corp.	51,000	32,588
	Weikeng Industrial Co. Ltd.	71,661	65,475
	Well Shin Technology Co. Ltd.	18,000	29,889
	WELLELL, Inc.	14,000	13,848
	Winbond Electronics Corp.	576,363	417,551
	Wisdom Marine Lines Co. Ltd.	74,000	150,634
	Wistron Corp.	554,841	583,683
	Wistron NeWeb Corp.	45,040	123,094
	WPG Holdings Ltd.	226,000	360,278
	WT Microelectronics Co. Ltd.	78,207	171,054
	XAC Automation Corp.	19,000	14,384

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	26,000	$53,298
	Ya Horng Electronic Co. Ltd.	9,000	11,919
	Yageo Corp.	59,694	1,083,501
	YC INOX Co. Ltd.	73,396	74,841
	Yea Shin International Development Co. Ltd.	32,261	23,496
	Yem Chio Co. Ltd.	92,350	45,036
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	39,519
	YFC-Boneagle Electric Co. Ltd.	15,639	14,199
#	YFY, Inc.	234,000	201,800
	Yieh Phui Enterprise Co. Ltd.	183,300	105,144
	YONGGU Group, Inc.	10,000	15,079
	Yonyu Plastics Co. Ltd.	9,000	10,009
	Youngtek Electronics Corp.	24,000	48,554
	Yuanta Futures Co. Ltd.	11,280	18,526
	Yulon Motor Co. Ltd.	94,000	260,568
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	30,849
	YungShin Global Holding Corp.	29,000	41,243
	Zeng Hsing Industrial Co. Ltd.	9,669	38,561
	Zenitron Corp.	27,000	27,141
	Zero One Technology Co. Ltd.	25,475	35,595
	Zhen Ding Technology Holding Ltd.	80,000	295,411
*	Zhong Yang Technology Co. Ltd.	12,000	15,938
	Zig Sheng Industrial Co. Ltd.	111,000	39,785
*	Zinwell Corp.	64,000	37,613
	Zippy Technology Corp.	9,000	12,076
	ZongTai Real Estate Development Co. Ltd.	43,903	46,184
TOTAL TAIWAN			34,767,167
THAILAND — (0.7%)
	AAPICO Hitech PCL	39,160	39,148
	Absolute Clean Energy PCL	272,800	21,322
	Advanced Information Technology PCL, Class F	168,000	34,353
	AJ Plast PCL	46,500	18,172
	Allianz Ayudhya Capital PCL	11,000	13,912
	Amata Corp. PCL	36,100	21,872
*	Ananda Development PCL	597,993	25,724
	AP Thailand PCL	427,100	153,968
	Asia Plus Group Holdings PCL	364,300	33,991
	Asian Insulators PCL	77,450	15,603
	Bangchak Corp. PCL	194,900	215,506
	Bangkok Insurance PCL	16,100	144,368
	Bangkok Land PCL	2,507,300	80,513
	Bangkok Life Assurance PCL, NVDR	47,400	42,001
*	Bangkok Ranch PCL	119,400	10,562
	Banpu PCL	202,532	71,172
*	Better World Green PCL	1,033,000	32,545
	BG Container Glass PCL	69,400	21,234
	Cal-Comp Electronics Thailand PCL, Class F	688,656	49,234
	CIMB Thai Bank PCL	1,716,700	44,725
*	Country Group Development PCL	992,900	13,535
	Dhipaya Group Holdings PCL	79,000	119,661
	Eastern Power Group PCL	115,900	14,817
	Eastern Water Resources Development & Management PCL, Class F	147,800	23,954
	Esso Thailand PCL	136,300	38,400
	Frasers Property Thailand PCL	48,300	22,387
	GFPT PCL	144,700	59,178
	Global Green Chemicals PCL, Class F	86,200	39,170
	Haad Thip PCL	20,200	18,358
	Hana Microelectronics PCL	78,300	143,507

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ichitan Group PCL	73,700	$27,015
	Index Livingmall PCL	19,700	11,279
	Interlink Communication PCL	48,000	10,397
	IRPC PCL	1,947,932	180,572
*	Italian-Thai Development PCL	1,107,100	68,418
	KGI Securities Thailand PCL	250,300	38,292
	Khon Kaen Sugar Industry PCL	362,960	39,804
	Kiatnakin Phatra Bank PCL	38,600	79,808
	Lalin Property PCL	107,600	30,477
	Lam Soon Thailand PCL	56,200	8,938
	Lanna Resources PCL	70,000	33,081
	LH Financial Group PCL	450,900	16,391
	Loxley PCL	479,200	31,937
	LPN Development PCL	298,200	41,555
	MBK PCL	221,205	123,301
	MC Group PCL	100,600	36,266
	MCS Steel PCL	67,100	20,226
	Millcon Steel PCL	248,183	5,789
	Noble Development PCL	181,200	31,563
*	Nusasiri PCL	637,300	21,816
	Origin Property PCL, Class F	149,500	55,253
	Polyplex Thailand PCL	85,200	65,171
*	Power Solution Technologies PCL, Class F	307,700	15,660
	Precious Shipping PCL	182,500	91,222
	Prima Marine PCL	195,700	45,946
	Property Perfect PCL	2,489,056	30,161
	Pruksa Holding PCL	122,100	48,825
	Quality Houses PCL	1,508,200	107,827
*	Rabbit Holdings PLC, Class F	545,400	19,992
*	Raimon Land PCL	515,800	11,407
	Rojana Industrial Park PCL	220,300	41,043
*	S Hotels & Resorts PCL	287,300	38,295
*	Samart Corp. PCL	178,900	30,350
	Sansiri PCL	2,197,100	129,789
	SC Asset Corp. PCL	339,100	48,898
	SCG Ceramics PCL	308,500	19,065
*	Seafresh Industry PCL	92,800	8,040
	Sena Development PCL	196,116	23,408
*	SENA J Property PCL	755,800	25,415
*	Seven Utilities & Power PLC	445,500	10,527
	Siam City Cement PCL	18,700	90,356
	Siamgas & Petrochemicals PCL	83,800	25,640
*	Singha Estate PCL	546,200	32,762
	Sino-Thai Engineering & Construction PCL	168,000	73,287
*††	SMI Holdings Group Ltd.	265,598	0
	SNC Former PCL	53,600	23,220
	Somboon Advance Technology PCL	57,400	37,212
	SPCG PCL	112,000	49,876
	Sri Trang Agro-Industry PCL	146,300	97,061
	Sri Trang Gloves Thailand PCL	148,200	46,691
	Srithai Superware PCL	235,400	11,909
	Star Petroleum Refining PCL	325,000	113,223
	Supalai PCL	252,825	185,349
	Super Energy Corp. PCL	1,924,700	36,733
	Susco PCL	189,100	21,769
	Syntec Construction PCL	380,800	21,457
	Tata Steel Thailand PCL	749,600	26,342
	Thai Rubber Latex Group PCL	145,680	9,179
	Thai Union Group PCL, Class F	122,500	59,376

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thaicom PCL	123,400	$60,934
	Thaifoods Group PCL, Class F	153,700	26,307
	Thanachart Capital PCL	68,400	88,582
	Thoresen Thai Agencies PCL	184,800	45,626
	Tipco Asphalt PCL	92,300	50,889
	TKS Technologies PCL	46,640	19,074
	TPI Polene PCL	1,534,100	85,977
	TPI Polene Power PCL	422,400	44,786
	Univanich Palm Oil PCL	46,900	11,011
	Vanachai Group PCL	89,800	15,234
	WHA Corp. PCL	963,300	110,308
	Workpoint Entertainment PCL	20,800	11,468
TOTAL THAILAND			4,837,749
TURKEY — (0.2%)
	Alarko Holding AS	33,735	124,981
*	Albaraka Turk Katilim Bankasi AS	161,888	24,561
	Anadolu Efes Biracilik Ve Malt Sanayii AS	44,587	123,909
	Bera Holding AS	140,066	83,238
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	34,850
*	Bursa Cimento Fabrikasi AS	156,049	42,762
	Cemtas Celik Makina Sanayi Ve Ticaret AS	13,959	35,717
	Cimsa Cimento Sanayi VE Ticaret AS	16,339	71,196
	Is Yatirim Menkul Degerler AS, Class A	9,771	29,098
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	50,203	43,331
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	150,133
	Kordsa Teknik Tekstil AS	15,368	62,031
*	Petkim Petrokimya Holding AS	173,171	150,878
*	Reysas Tasimacilik ve Lojistik Ticaret AS	10,208	10,737
*	TAV Havalimanlari Holding AS	31,148	136,657
	Tekfen Holding AS	12,587	26,077
*	Turkiye Halk Bankasi AS	119,934	67,222
*	Turkiye Vakiflar Bankasi TAO, Class D	107,316	54,035
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	46,390
*	Zorlu Enerji Elektrik Uretim AS	97,902	25,941
TOTAL TURKEY			1,343,744
UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi National Insurance Co. PSC	13,208	20,878
	Agthia Group PJSC	39,706	44,042
	Air Arabia PJSC	105,795	63,524
*	Ajman Bank PJSC	230,388	71,044
	Amanat Holdings PJSC	166,793	38,319
	Dana Gas PJSC	576,293	130,076
*	Deyaar Development PJSC	379,056	49,536
	Dubai Investments PJSC	434,216	257,352
*	Emaar Development PJSC	176,753	215,225
	Emaar Properties PJSC	924,789	1,405,231
*	Eshraq Investments PJSC	330,919	43,243
	Islamic Arab Insurance Co.	81,968	14,342
*	Manazel PJSC	339,566	35,270
*	RAK Properties PJSC	232,895	39,118
	Ras Al Khaimah Ceramics	74,018	56,301
*	Union Properties PJSC	502,430	37,540
TOTAL UNITED ARAB EMIRATES			2,521,041
UNITED KINGDOM — (9.1%)
*	accesso Technology Group PLC	12,899	130,066

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Accsys Technologies PLC	9,849	$10,754
	Advanced Medical Solutions Group PLC	27,578	86,499
	AG Barr PLC	25,691	173,754
Ω	Airtel Africa PLC	237,820	343,331
	Alliance Pharma PLC	155,597	120,506
	Anglo-Eastern Plantations PLC	6,082	57,048
	Appreciate Group PLC	61,766	32,272
*	Ascential PLC	88,037	292,398
	Ashmore Group PLC	109,864	361,865
*	ASOS PLC	5,257	56,877
*Ω	Aston Martin Lagonda Global Holdings PLC	4,955	10,125
	Avon Protection PLC	6,474	80,814
*	Babcock International Group PLC	82,979	313,500
Ω	Bakkavor Group PLC	34,589	49,138
	Balfour Beatty PLC	184,807	836,878
	Bank of Georgia Group PLC	13,268	437,656
	Barratt Developments PLC	294,947	1,676,398
	Beazley PLC	157,957	1,299,891
	Begbies Traynor Group PLC	30,790	54,723
	Bellway PLC	36,486	954,314
	Berkeley Group Holdings PLC	10,130	518,722
	Bloomsbury Publishing PLC	27,628	151,957
	Bodycote PLC	52,083	418,256
*	boohoo Group PLC	183,870	100,400
	BRAEMAR PLC	4,667	18,054
	Breedon Group PLC	369,229	312,786
	Brooks Macdonald Group PLC	362	9,798
*	C&C Group PLC	103,833	206,348
*	Capita PLC	445,443	153,969
	Capital Ltd.	34,732	44,161
*	Capricorn Energy PLC	107,167	320,585
*	Card Factory PLC	91,534	107,236
	Carr's Group PLC	21,628	32,397
	Castings PLC	4,281	19,104
*	Cazoo Group Ltd.	23,178	4,879
	Centamin PLC	395,413	542,058
	Centaur Media PLC	16,082	10,209
	Central Asia Metals PLC	47,394	165,078
	Centrica PLC	1,480,134	1,843,954
	Chemring Group PLC	82,397	288,038
	Chesnara PLC	49,224	173,452
	City of London Investment Group PLC	9,126	50,485
	Clarkson PLC	339	12,861
	Close Brothers Group PLC	47,248	565,828
Ω	CMC Markets PLC	45,440	136,117
	Coats Group PLC	174,125	156,573
*	Costain Group PLC	49,233	27,977
	Cranswick PLC	14,473	569,364
	Crest Nicholson Holdings PLC	80,895	243,420
	Currys PLC	358,895	288,315
	Curtis Banks Group PLC	3,656	15,181
*	De La Rue PLC	37,538	30,882
*Ω	Deliveroo PLC	117,979	135,191
	DFS Furniture PLC	73,239	135,426
*	Dialight PLC	7,087	21,927
	Direct Line Insurance Group PLC	388,365	851,546
	DiscoverIE Group PLC	24,510	260,116
	Diversified Energy Co. PLC	155,630	212,882
	Drax Group PLC	112,465	898,199

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	DS Smith PLC	410,130	$1,795,511
*	easyJet PLC	72,083	439,100
	EKF Diagnostics Holdings PLC	5,160	2,615
*	Elementis PLC	170,962	264,267
*	EnQuest PLC	449,364	121,494
	Epwin Group PLC	23,438	21,950
*	Esken Ltd.	135,985	9,358
	Essentra PLC	37,638	100,584
*	FD Technologies PLC	4,362	73,846
	Ferrexpo PLC	35,085	68,642
	Fintel PLC	1,018	2,588
	Firstgroup PLC	219,616	294,034
	Flowtech Fluidpower PLC	7,489	10,416
Ω	Forterra PLC	50,753	133,814
	Foxtons Group PLC	71,351	32,154
*	Frasers Group PLC	42,129	407,486
	Fresnillo PLC	38,819	394,318
	Fuller Smith & Turner PLC, Class A	10,117	61,225
	Future PLC	15,206	283,147
	Galliford Try Holdings PLC	32,360	67,662
	GB Group PLC	35,866	156,406
	Genel Energy PLC	25,330	39,997
	Genuit Group PLC	43,564	175,699
*	Georgia Capital PLC	11,037	104,184
	Gooch & Housego PLC	7,425	52,782
	Goodwin PLC	579	25,489
	Grafton Group PLC	68,236	774,543
	Grainger PLC	222,491	712,544
*	Greencore Group PLC	175,976	173,337
*	Griffin Mining Ltd.	5,698	6,448
	Gulf Keystone Petroleum Ltd.	67,566	173,129
*Ω	Gym Group PLC	34,339	54,641
	H&T Group PLC	10,598	57,491
	Halfords Group PLC	70,377	178,269
	Harbour Energy PLC	90,034	348,233
	Hargreaves Services PLC	7,040	38,277
	Harworth Group PLC	42,528	60,804
	Hays PLC	260,480	397,427
	Headlam Group PLC	22,133	90,499
	Helical PLC	40,177	178,370
	Henry Boot PLC	29,243	85,430
	Hikma Pharmaceuticals PLC	41,250	872,607
	Hill & Smith PLC	7,677	119,478
	Hiscox Ltd.	84,534	1,176,557
	Hochschild Mining PLC	86,602	73,163
Ω	HSS Hire Group PLC	77,600	11,458
	Hunting PLC	43,030	184,895
*	Hurricane Energy PLC	333,039	30,086
*	Hyve Group PLC	62,986	56,888
Ω	Ibstock PLC	112,898	235,436
	Inchcape PLC	80,233	904,605
	International Distributions Services PLC	196,785	556,999
	Investec PLC	200,205	1,280,402
	iomart Group PLC	28,258	45,716
*	IQE PLC	158,574	92,719
	ITV PLC	873,137	874,387
	J Sainsbury PLC	524,764	1,701,851
*	James Fisher & Sons PLC	12,277	55,307
	JET2 PLC	2,505	37,762

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	John Wood Group PLC	51,649	$90,546
	Johnson Matthey PLC	46,446	1,297,365
	Johnson Service Group PLC	64,245	89,372
	Jupiter Fund Management PLC	169,537	293,564
*Ω	Just Eat Takeaway.com NV	8,306	212,415
	Just Group PLC	332,537	336,793
	Keller Group PLC	25,432	253,453
*	Kier Group PLC	140,215	118,598
	Kingfisher PLC	587,635	2,027,292
	Knights Group Holdings PLC	8,419	9,635
	Lancashire Holdings Ltd.	70,702	545,757
	Lookers PLC	90,787	99,134
	LSL Property Services PLC	29,913	97,449
	Macfarlane Group PLC	49,928	64,253
	Man Group PLC	347,581	1,069,317
*	Marks & Spencer Group PLC	553,761	998,882
*	Marston's PLC	191,746	103,554
	Me Group International PLC	71,977	113,704
	Mears Group PLC	32,075	81,117
	Mediclinic International PLC	123,286	754,311
	Melrose Industries PLC	1,024,099	1,805,658
*	Metro Bank PLC	33,672	57,533
*	Mitchells & Butlers PLC	69,678	141,580
	Mitie Group PLC	370,740	357,446
	MJ Gleeson PLC	11,285	56,065
	Morgan Sindall Group PLC	12,404	251,432
	MP Evans Group PLC	8,133	81,804
*	Naked Wines PLC	6,738	11,046
*	National Express Group PLC	155,339	255,884
	NCC Group PLC	84,208	195,146
*Ω	Network International Holdings PLC	27,205	88,333
	Norcros PLC	25,348	63,753
	Numis Corp. PLC	21,347	54,524
*Ω	On the Beach Group PLC	30,762	66,753
	OSB Group PLC	82,459	555,929
	Pan African Resources PLC	476,101	98,864
	Pearson PLC	3,599	41,044
	Pearson PLC, Sponsored ADR	2,636	29,787
*	Pendragon PLC	335,309	82,288
	Persimmon PLC	42,887	749,034
*	Petra Diamonds Ltd.	40,127	39,237
*	Petrofac Ltd.	77,609	79,693
	Pets at Home Group PLC	141,097	613,803
*	Pharos Energy PLC	110,849	31,833
*	Playtech PLC	60,543	422,521
	Plus500 Ltd.	3,261	74,819
	Porvair PLC	8,409	62,599
	PPHE Hotel Group Ltd.	860	13,484
	Premier Foods PLC	208,258	285,580
	Provident Financial PLC	48,706	140,685
	PZ Cussons PLC	70,319	188,459
	QinetiQ Group PLC	155,098	695,706
*	Rank Group PLC	37,990	42,487
*	REA Holdings PLC	12,065	14,806
	Reach PLC	107,832	121,193
	Redde Northgate PLC	71,260	381,918
	Redrow PLC	85,950	551,308
*	Renewi PLC	22,085	178,936
*	Restaurant Group PLC	95,014	42,740

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RHI Magnesita NV	4,621	$153,696
	Ricardo PLC	21,801	139,233
	Robert Walters PLC	8,184	50,612
*	Rockhopper Exploration PLC	89,812	10,413
	Rockhopper Exploration PLC	11,226	338
	RWS Holdings PLC	50,322	234,076
*	S4 Capital PLC	22,120	59,754
Ω	Sabre Insurance Group PLC	28,833	36,652
*	Saga PLC	21,487	49,458
*	Savannah Energy PLC	281,630	91,142
	Savills PLC	40,108	482,522
	Senior PLC	125,663	236,953
	Serco Group PLC	305,215	549,736
	Serica Energy PLC	59,022	184,694
	Severfield PLC	96,126	73,527
*	SIG PLC	196,213	84,762
	Smart Metering Systems PLC	33,355	358,909
	Spectris PLC	9,701	384,596
	Speedy Hire PLC	156,008	77,304
*Ω	Spire Healthcare Group PLC	85,637	256,575
*	Staffline Group PLC	43,578	19,097
††	Studio Retail Group PLC	11,240	2,988
*	Superdry PLC	23,220	34,533
	Synthomer PLC	70,108	135,356
	Tate & Lyle PLC	97,855	911,230
	Taylor Wimpey PLC	1,049,610	1,522,901
	TBC Bank Group PLC	12,056	354,375
	TClarke PLC	8,710	15,474
*	THG PLC	114,948	82,504
Ω	TI Fluid Systems PLC	81,999	120,493
	TP ICAP Group PLC	239,262	521,089
	Travis Perkins PLC	63,395	795,282
*	Tremor International Ltd., ADR	2,714	22,119
	Trifast PLC	26,022	25,499
	TT Electronics PLC	58,713	134,387
	Tyman PLC	55,725	178,699
	Vertu Motors PLC	110,788	81,592
	Vesuvius PLC	72,682	366,539
	Virgin Money UK PLC	381,121	911,909
	Vistry Group PLC	69,728	642,204
	Volex PLC	3,463	10,905
	Vp PLC	3,924	34,426
	Wickes Group PLC	55,503	103,907
*	Xaar PLC	20,729	43,765
	XPS Pensions Group PLC	48,496	96,267
	Young & Co's Brewery PLC	3,177	25,649
	Young & Co's Brewery PLC, Class A	7,717	98,219
	Zotefoams PLC	12,016	55,047
TOTAL UNITED KINGDOM			62,754,692
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	11,533	218,759
*	Noble Corp. PLC	6,859	277,959
	VAALCO Energy, Inc.	16,212	75,386
TOTAL UNITED STATES			572,104
TOTAL COMMON STOCKS			686,357,432

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
*	Alpargatas SA	18,300	$49,064
	Banco ABC Brasil SA	18,556	70,147
Ω	Banco BMG SA	30,400	13,414
	Banco do Estado do Rio Grande do Sul SA Class B	52,100	102,839
	Banco Pan SA	51,165	58,459
	Cia Ferro Ligas da Bahia - FERBASA	9,400	105,031
	Eucatex SA Industria e Comercio	14,000	29,372
	Grazziotin SA	1,600	9,267
	Marcopolo SA	110,973	66,020
	Randon SA Implementos e Participacoes	39,954	63,753
	Schulz SA	35,700	34,249
	Taurus Armas SA	7,600	25,212
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	105,000	176,438
TOTAL BRAZIL			803,265
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA	2,246	100,550
	Fuchs Petrolub SE	19,808	790,228
	Jungheinrich AG	13,189	524,524
	Sixt SE	4,534	345,517
	STO SE & Co. KGaA	754	126,659
	Villeroy & Boch AG	889	19,077
TOTAL GERMANY			1,906,555
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	17,411
SOUTH KOREA — (0.0%)
	Haesung Industrial Co. Ltd.	46	520
	Hyundai Engineering & Construction Co. Ltd.	243	11,105
TOTAL SOUTH KOREA			11,625
THAILAND — (0.0%)
*	Rabbit Holdings PLC	1,636,200	52,045
TOTAL PREFERRED STOCKS			2,790,901
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	326	0
*	PointsBet Holdings Ltd. Warrants 07/08/24	370	0
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	2,408	261
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	26,331	1,422
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	4,435	7,552
ITALY — (0.0%)
*	Webuild SpA	2,669	0
MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/29	42,360	1,043

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

MALAYSIA — (Continued)
*	Yinson Holdings Bhd Warrants 06/21/25	26,022	$4,483
TOTAL MALAYSIA			5,526
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	196,236	0
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	2,312	1,577
SPAIN — (0.0%)
*	ACS Actividades de Construccion	36,342	18,439
THAILAND — (0.0%)
*	Eastern Power Group PCL Warrants 06/29/25	28,975	342
*	Power Solution Technologies PCL Warrants 11/11/25	102,567	839
*	SENA Developments PCL Warrants 03/21/24	49,029	535
TOTAL THAILAND			1,716
TOTAL RIGHTS/WARRANTS			36,493
TOTAL INVESTMENT SECURITIES (Cost $661,123,792)			689,184,826

			Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	126,124	1,458,999
TOTAL INVESTMENTS — (100.0%)
(Cost $662,582,746)^^			$690,643,825
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$187,375	$35,321,695	$1,440	$35,510,510
Austria	—	4,872,263	—	4,872,263
Belgium	435,368	8,537,847	—	8,973,215
Brazil	7,378,624	202,550	—	7,581,174
Canada	53,685,431	8,665	—	53,694,096
Chile	—	826,761	—	826,761
China	1,657,437	46,532,521	512,523	48,702,481
Colombia	190,138	—	—	190,138
Denmark	—	12,035,196	—	12,035,196
Finland	—	11,734,029	—	11,734,029
France	—	29,606,660	—	29,606,660
Germany	—	39,788,669	—	39,788,669
Greece	—	825,395	—	825,395
Hong Kong	—	10,908,126	10,917	10,919,043
Hungary	—	169,609	—	169,609
India	15,561	34,614,337	54,424	34,684,322
Indonesia	—	3,901,504	6,453	3,907,957
Ireland	—	6,378,745	—	6,378,745
Israel	121,225	6,265,652	—	6,386,877
Italy	—	17,945,366	—	17,945,366
Japan	—	114,546,716	—	114,546,716

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Kuwait	$1,807	—	—	$1,807
Malaysia	—	$3,751,732	—	3,751,732
Mexico	5,049,495	93,613	—	5,143,108
Netherlands	649,588	14,245,928	—	14,895,516
New Zealand	—	1,875,344	—	1,875,344
Norway	561,700	5,547,966	—	6,109,666
Philippines	—	1,325,736	$12	1,325,748
Poland	—	1,500,195	—	1,500,195
Portugal	—	2,180,879	—	2,180,879
Qatar	—	1,221,811	—	1,221,811
Saudi Arabia	41,591	6,723,678	—	6,765,269
Singapore	—	5,296,617	—	5,296,617
South Africa	715,608	6,631,199	—	7,346,807
South Korea	7,650	24,277,147	25,398	24,310,195
Spain	—	9,733,537	—	9,733,537
Sweden	10,267	10,612,637	—	10,622,904
Switzerland	—	28,200,578	—	28,200,578
Taiwan	—	34,749,193	17,974	34,767,167
Thailand	4,746,132	91,617	—	4,837,749
Turkey	—	1,343,744	—	1,343,744
United Arab Emirates	—	2,521,041	—	2,521,041
United Kingdom	51,906	62,699,798	2,988	62,754,692
United States	75,386	496,718	—	572,104
Preferred Stocks
Brazil	789,851	13,414	—	803,265
Germany	—	1,906,555	—	1,906,555
Philippines	—	17,411	—	17,411
South Korea	—	11,625	—	11,625
Thailand	52,045	—	—	52,045
Rights/Warrants
Brazil	—	261	—	261
Chile	—	1,422	—	1,422
India	—	7,552	—	7,552
Malaysia	—	5,526	—	5,526
South Korea	—	1,577	—	1,577
Spain	—	18,439	—	18,439
Thailand	—	1,716	—	1,716
Securities Lending Collateral	—	1,458,999	—	1,458,999
TOTAL	$76,424,185	$613,587,511	$632,129^	$690,643,825

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (4.7%)
*	A2B Australia Ltd.	61,896	$49,605
	Accent Group Ltd.	105,492	164,047
#	Adairs Ltd.	87,909	179,964
	Adbri Ltd.	147,407	193,829
#*	Aeris Resources Ltd.	73,953	33,687
	AGL Energy Ltd.	63,730	345,625
*	Ainsworth Game Technology Ltd.	68,629	50,671
*	Alkane Resources Ltd.	109,258	51,956
*	Alliance Aviation Services Ltd.	11,891	28,258
*	Allkem Ltd.	50,309	467,066
	ALS Ltd.	118,226	1,096,897
	Altium Ltd.	19,621	543,248
	Alumina Ltd.	575,444	640,157
#*	AMA Group Ltd.	138,426	20,085
*	AMP Ltd.	864,060	819,652
	Ampol Ltd.	60,737	1,317,135
	Ansell Ltd.	36,927	738,007
	APA Group	108,035	808,524
	Appen Ltd.	19,792	36,184
*	Arafura Rare Earths Ltd.	176,044	69,009
	Arafura Resources Ltd.	33,049	12,830
	ARB Corp. Ltd.	16,472	374,276
	Ardent Leisure Group Ltd.	111,234	54,747
	Aristocrat Leisure Ltd.	51,115	1,234,081
	ASX Ltd.	4,901	239,831
	Atlas Arteria Ltd.	177,693	864,197
	AUB Group Ltd.	13,998	234,479
*	Audinate Group Ltd.	1,894	10,199
#*	Aurelia Metals Ltd.	371,492	38,410
	Aurizon Holdings Ltd.	530,339	1,386,178
	Austal Ltd.	104,574	122,720
	Australia & New Zealand Banking Group Ltd.	212,838	3,787,748
*	Australian Agricultural Co. Ltd.	61,076	74,701
	Australian Ethical Investment Ltd.	11,755	36,770
	Australian Finance Group Ltd.	60,542	72,568
#*	Australian Strategic Materials Ltd.	22,694	29,001
	Auswide Bank Ltd.	6,585	27,172
#	Baby Bunting Group Ltd.	37,265	71,267
	Bank of Queensland Ltd.	237,530	1,174,550
	Bapcor Ltd.	102,141	461,924
	Base Resources Ltd.	56,903	8,632
	Beach Energy Ltd.	858,441	922,469
	Beacon Lighting Group Ltd.	18,860	31,549
	Bega Cheese Ltd.	93,777	258,111
	Bell Financial Group Ltd.	34,059	24,808
#*	Bellevue Gold Ltd.	143,303	121,588
	Bendigo & Adelaide Bank Ltd.	143,977	1,026,327
#*	Betmakers Technology Group Ltd.	105,675	17,025
	BHP Group Ltd., Sponsored ADR	100,755	7,067,963
	BHP Group Ltd.,Class DI	459,448	16,096,345
	Blackmores Ltd.	2,817	174,968
*††	Blue Sky Alternative Investments Ltd.	5,525	0
	BlueScope Steel Ltd.	156,292	2,131,273
	Brambles Ltd.	183,950	1,564,228
	Bravura Solutions Ltd.	50,218	30,762

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Breville Group Ltd.	19,916	$321,103
	Brickworks Ltd.	27,903	469,960
#*	BWX Ltd.	35,547	5,430
*	Byron Energy Ltd.	59,304	4,843
*	Calix Ltd.	1,515	5,990
	Capitol Health Ltd.	181,140	37,063
*	Capricorn Metals Ltd.	62,003	199,889
*	Carnarvon Energy Ltd.	446,549	47,452
	Carsales.com Ltd.	70,214	1,136,781
	Cash Converters International Ltd.	184,747	30,711
#*	Catapult Group International Ltd.	9,894	5,040
	Cedar Woods Properties Ltd.	24,019	78,118
	Challenger Ltd.	184,675	946,785
	Champion Iron Ltd.	69,989	356,137
#*	City Chic Collective Ltd.	26,152	12,047
	Cleanaway Waste Management Ltd.	568,681	1,101,906
	Clinuvel Pharmaceuticals Ltd.	8,370	150,041
	Clover Corp. Ltd.	24,457	21,452
	Cochlear Ltd.	5,187	783,634
	Codan Ltd.	54,165	204,528
*	Cogstate Ltd.	19,223	27,069
	Coles Group Ltd.	103,807	1,305,645
*††	Collection House Ltd.	64,782	3,521
	Collins Foods Ltd.	53,890	307,485
	Commonwealth Bank of Australia	87,813	6,854,864
	Computershare Ltd.	56,192	946,377
*	Cooper Energy Ltd.	972,655	123,776
#	Corporate Travel Management Ltd.	21,622	283,361
	Costa Group Holdings Ltd.	162,998	339,114
	Credit Corp. Group Ltd.	17,125	264,449
	CSL Ltd.	20,843	4,401,008
	CSR Ltd.	273,453	1,023,396
	Data#3 Ltd.	49,879	259,176
*	De Grey Mining Ltd.	91,830	97,312
*	Deep Yellow Ltd.	44,504	25,467
	Deterra Royalties Ltd.	123,994	430,200
	Dicker Data Ltd.	21,013	158,615
	Domain Holdings Australia Ltd.	58,415	133,644
	Domino's Pizza Enterprises Ltd.	11,317	610,078
	Downer EDI Ltd.	307,376	822,555
	Eagers Automotive Ltd.	48,592	395,209
	Earlypay Ltd.	37,307	5,014
*	Eclipx Group Ltd.	141,679	204,646
	Elanor Investor Group	19,470	23,393
	Elders Ltd.	48,040	330,739
#	Emeco Holdings Ltd.	84,755	45,429
#*	EML Payments Ltd.	52,687	25,069
*	Empire Energy Group Ltd.	51,547	7,696
	Endeavour Group Ltd.	133,532	627,007
	Enero Group Ltd.	5,876	12,665
	EQT Holdings Ltd.	5,167	90,346
	Estia Health Ltd.	97,068	138,775
	Euroz Hartleys Group Ltd.	17,877	14,834
	Evolution Mining Ltd.	381,370	866,627
	EVT Ltd.	37,708	376,830
#*††	Firefinch Ltd.	50,216	2,658
	Fleetwood Ltd.	28,254	28,768
*	Flight Centre Travel Group Ltd.	10,314	115,245
	Fortescue Metals Group Ltd.	229,052	3,618,003

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Frontier Digital Ventures Ltd.	12,106	$7,636
	G8 Education Ltd.	397,771	353,797
#*	Genex Power Ltd.	40,897	4,192
	Gold Road Resources Ltd.	211,185	247,045
	GR Engineering Services Ltd.	7,383	11,038
	GrainCorp Ltd., Class A	73,533	394,828
	Grange Resources Ltd.	238,429	172,048
	GUD Holdings Ltd.	49,499	294,052
	GWA Group Ltd.	107,097	164,697
	Hansen Technologies Ltd.	40,822	154,245
	Harvey Norman Holdings Ltd.	180,374	572,640
	Healius Ltd.	238,369	543,802
	Healthia Ltd.	6,519	6,459
	Helia Group Ltd.	140,658	278,867
#	Helloworld Travel Ltd.	3,137	3,985
#*	Highfield Resources Ltd.	19,996	9,374
*	Hot Chili Ltd.	25,993	17,038
#	HT&E Ltd.	85,589	67,847
	HUB24 Ltd.	7,160	133,533
#	Humm Group Ltd.	161,581	68,147
	IDP Education Ltd.	31,691	705,234
	IGO Ltd.	60,470	628,602
	Iluka Resources Ltd.	124,167	955,425
	Image Resources NL	68,398	6,773
	Imdex Ltd.	163,577	290,459
#*	Immutep Ltd., Sponsored ADR	3,965	7,771
	Incitec Pivot Ltd.	500,754	1,224,449
	Infomedia Ltd.	124,521	97,468
#	Inghams Group Ltd.	110,466	227,101
	Insignia Financial Ltd.	265,802	659,865
	Insurance Australia Group Ltd.	207,999	722,333
	Integral Diagnostics Ltd.	47,171	106,859
	InvoCare Ltd.	21,644	176,884
*	ioneer Ltd.	98,102	30,189
	IPH Ltd.	45,859	277,380
	IRESS Ltd.	55,985	395,082
	IVE Group Ltd.	58,367	100,047
	James Hardie Industries PLC, CDI	45,417	1,019,091
#	James Hardie Industries PLC, Sponsored ADR	1,045	23,481
	JB Hi-Fi Ltd.	43,035	1,479,650
*	Jervois Global Ltd.	97,697	17,018
#	Johns Lyng Group Ltd.	38,923	162,227
	Jumbo Interactive Ltd.	12,500	138,457
	Jupiter Mines Ltd.	520,847	84,605
*	Karoon Energy Ltd.	127,828	211,454
	Kelly Partners Group Holdings Ltd.	2,739	8,865
	Kelsian Group Ltd.	22,749	94,349
*	Kogan.com Ltd.	8,258	26,418
	Lendlease Corp. Ltd.	78,586	479,870
#*	Leo Lithium Ltd.	35,869	15,647
	Lifestyle Communities Ltd.	22,143	308,702
	Link Administration Holdings Ltd.	232,345	316,677
#*	Liontown Resources Ltd.	50,691	57,064
*	Lottery Corp. Ltd.	340,266	1,134,839
	Lovisa Holdings Ltd.	18,023	338,538
*	Lynas Rare Earths Ltd.	180,751	1,209,971
	MA Financial Group Ltd.	3,869	13,703
	Macmahon Holdings Ltd.	300,111	32,884
	Macquarie Group Ltd.	13,354	1,781,543

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Macquarie Telecom Group Ltd.	811	$32,085
	Mader Group Ltd.	7,825	23,921
	Magellan Financial Group Ltd.	28,534	181,388
#*	Mayne Pharma Group Ltd.	34,952	74,843
	McMillan Shakespeare Ltd.	32,345	323,831
	McPherson's Ltd.	24,606	12,424
	Medibank Pvt Ltd.	510,412	1,063,333
*	Medical Developments International Ltd.	5,158	5,615
#*	Mesoblast Ltd.	58,643	39,567
#*	Metals X Ltd.	194,260	56,570
	Metcash Ltd.	380,879	1,128,704
*	Mincor Resources NL	25,392	27,459
	Mineral Resources Ltd.	35,039	2,218,322
*	MMA Offshore Ltd.	76,024	50,846
	Monadelphous Group Ltd.	24,054	237,081
	Monash IVF Group Ltd.	164,283	121,022
	MotorCycle Holdings Ltd.	5,493	8,830
*	Mount Gibson Iron Ltd.	146,256	62,170
	Myer Holdings Ltd.	341,996	236,791
	MyState Ltd.	34,765	98,031
*	Nanosonics Ltd.	16,736	57,759
	National Australia Bank Ltd.	210,656	4,753,269
	Navigator Global Investments Ltd.	51,840	45,552
	Netwealth Group Ltd.	36,767	350,657
	New Hope Corp. Ltd.	195,956	812,121
	Newcrest Mining Ltd.	122,559	1,947,112
*	NEXTDC Ltd.	44,481	314,351
	nib holdings Ltd.	163,964	914,042
	Nick Scali Ltd.	21,590	183,634
#	Nickel Industries Ltd.	226,960	177,454
	Nine Entertainment Co. Holdings Ltd.	503,879	729,027
	Northern Star Resources Ltd.	214,399	1,910,407
	NRW Holdings Ltd.	233,457	503,966
	Nufarm Ltd.	108,559	456,797
	Objective Corp. Ltd.	3,211	31,661
*	OFX Group Ltd.	72,450	101,036
	OM Holdings Ltd.	46,008	25,739
*	Omni Bridgeway Ltd.	56,330	161,717
	oOh!media Ltd.	261,366	266,126
*	Opthea Ltd.	11,933	8,016
	Orica Ltd.	102,080	1,071,182
	Origin Energy Ltd.	338,070	1,795,006
	Orora Ltd.	426,136	901,674
	OZ Minerals Ltd.	121,849	2,413,445
	Pacific Current Group Ltd.	15,421	82,282
*	Pacific Smiles Group Ltd.	7,482	7,848
	Pact Group Holdings Ltd.	71,659	53,394
*	Paladin Energy Ltd.	285,480	174,093
*	Panoramic Resources Ltd.	449,671	57,734
	Paragon Care Ltd.	7,567	1,581
	Peet Ltd.	131,518	106,026
	PeopleIN Ltd.	5,644	13,208
	Pepper Money Ltd.	14,192	15,568
*	Perenti Ltd.	298,302	265,046
	Perpetual Ltd.	30,892	559,672
	Perseus Mining Ltd.	459,094	697,491
*	PEXA Group Ltd.	30,896	285,255
*	Pilbara Minerals Ltd.	260,866	887,445
#	Pinnacle Investment Management Group Ltd.	7,531	56,107

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Platinum Asset Management Ltd.	124,254	$189,765
*	PointsBet Holdings Ltd.	22,639	22,813
*	PolyNovo Ltd.	39,066	69,856
#	Praemium Ltd.	17,729	9,670
	Premier Investments Ltd.	24,655	487,534
	Pro Medicus Ltd.	13,699	654,247
	Propel Funeral Partners Ltd.	13,197	39,086
	PSC Insurance Group Ltd.	7,415	24,899
	PWR Holdings Ltd.	20,749	181,202
*	Qantas Airways Ltd.	42,032	189,725
	QBE Insurance Group Ltd.	185,516	1,810,064
	Qube Holdings Ltd.	310,211	674,547
	Ramelius Resources Ltd.	563,970	400,104
	Ramsay Health Care Ltd.	23,595	1,114,951
	REA Group Ltd.	5,612	503,238
*	ReadyTech Holdings Ltd.	4,593	11,837
	Reckon Ltd.	16,235	6,888
*	Red 5 Ltd.	312,743	46,678
	Reece Ltd.	18,541	213,108
#	Regis Healthcare Ltd.	48,428	59,829
	Regis Resources Ltd.	324,294	492,973
*	Reject Shop Ltd.	13,887	40,335
	Reliance Worldwide Corp. Ltd.	137,396	344,104
*	Resolute Mining Ltd.	768,674	149,594
*	Retail Food Group Ltd.	690,216	51,366
	Ridley Corp. Ltd.	99,459	136,026
	Rio Tinto Ltd.	50,406	4,523,296
*	RPMGlobal Holdings Ltd.	22,062	25,935
	Sandfire Resources Ltd.	277,370	1,236,122
	Santos Ltd.	449,505	2,294,665
	SEEK Ltd.	34,589	599,045
	Select Harvests Ltd.	36,814	104,194
	Servcorp Ltd.	11,131	24,443
	Service Stream Ltd.	239,973	105,530
	Seven Group Holdings Ltd.	33,336	536,534
*	Seven West Media Ltd.	497,856	159,258
	SG Fleet Group Ltd.	29,150	41,855
	Shaver Shop Group Ltd.	23,611	20,192
*	Sierra Rutile Holdings Ltd.	95,128	13,538
	Sigma Healthcare Ltd.	462,744	207,956
*	Silver Lake Resources Ltd.	306,707	283,584
	Sims Ltd.	69,596	755,670
	SmartGroup Corp. Ltd.	28,813	115,452
	Solvar Ltd.	73,962	109,341
	Sonic Healthcare Ltd.	93,793	2,100,734
	South32 Ltd., ADR	6,889	110,293
	South32 Ltd.	959,103	3,077,693
	Southern Cross Media Group Ltd.	113,209	92,612
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	103,215	52,625
*	St Barbara Ltd.	359,311	194,023
*	Star Entertainment Group Ltd.	310,025	427,791
	Steadfast Group Ltd.	189,557	704,239
#*	Strike Energy Ltd.	208,215	52,457
	Strike Energy Ltd.	12,931	3,240
	Suncorp Group Ltd.	140,768	1,251,337
	Sunland Group Ltd.	5,329	6,701
	Super Retail Group Ltd.	81,947	739,495
*	Superloop Ltd.	68,327	34,834

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Symbio Holdings Ltd.	9,158	$12,316
*	Syrah Resources Ltd.	138,254	217,390
	Tabcorp Holdings Ltd.	598,569	445,212
	Technology One Ltd.	87,429	903,963
	Telstra Corp., Ltd.	448,348	1,295,808
*	Temple & Webster Group Ltd.	3,363	13,721
#	Ten Sixty Four Ltd.	85,990	37,699
	Terracom Ltd.	56,536	34,624
	TPG Telecom Ltd.	68,642	234,741
	Transurban Group	111,008	1,088,338
	Treasury Wine Estates Ltd.	42,268	435,393
*	Tuas Ltd.	91,124	88,416
#	United Malt Grp Ltd.	123,108	318,323
Ω	Viva Energy Group Ltd.	259,641	536,789
*	Webjet Ltd.	45,166	220,129
	Wesfarmers Ltd.	79,620	2,807,120
*	West African Resources Ltd.	262,510	208,023
*	Westgold Resources Ltd.	339,066	292,281
	Westpac Banking Corp.	218,195	3,671,320
	Whitehaven Coal Ltd.	263,734	1,568,198
	WiseTech Global Ltd.	6,122	265,447
	Woodside Energy Group Ltd., ADR	36,413	946,006
	Woodside Energy Group Ltd.	166,970	4,323,510
	Woolworths Group Ltd.	85,461	2,184,165
	Worley Ltd.	81,298	892,462
*	Xero Ltd.	2,095	115,469
	Yancoal Australia Ltd.	39,696	165,284
TOTAL AUSTRALIA			178,223,125
AUSTRIA — (0.4%)
*	Addiko Bank AG	2,554	33,347
	Agrana Beteiligungs AG	4,658	83,650
	ANDRITZ AG	23,896	1,429,017
	AT&S Austria Technologie & Systemtechnik AG	11,653	399,834
Ω	BAWAG Group AG	13,971	865,431
	CA Immobilien Anlagen AG	8,747	272,804
*	DO & Co. AG	958	101,453
	Erste Group Bank AG	47,727	1,810,960
	EVN AG	13,290	280,426
*	FACC AG	1,947	14,211
*	Flughafen Wien AG	1,332	48,656
*	Immofinanz AG	12,053	0
	Lenzing AG	3,921	277,690
	Mayr Melnhof Karton AG	2,109	353,404
	Oesterreichische Post AG	11,224	399,715
	OMV AG	36,501	1,828,344
	Palfinger AG	3,950	119,623
	POLYTEC Holding AG	4,035	21,345
	Porr AG	2,886	41,554
*	Raiffeisen Bank International AG	55,975	1,007,111
	Rosenbauer International AG	582	21,052
	Schoeller-Bleckmann Oilfield Equipment AG	2,149	157,637
	Semperit AG Holding	1,666	40,918
	Strabag SE	7,579	320,261
	Telekom Austria AG	54,154	364,006
	UBM Development AG	1,357	44,120
	UNIQA Insurance Group AG	42,007	353,254
	Verbund AG	2,940	250,321
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	507,194

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	voestalpine AG	44,027	$1,462,867
	Wienerberger AG	31,530	948,138
	Zumtobel Group AG	4,990	39,687
TOTAL AUSTRIA			13,898,030
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	1,598,160
	Ageas SA	46,157	2,253,475
*	AGFA-Gevaert NV	67,716	212,254
	Anheuser-Busch InBev SA	69,892	4,218,802
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	65,173
*	Argenx SE, ADR	202	77,215
*	Argenx SE	353	134,453
	Atenor	822	44,895
	Banque Nationale de Belgique	10	7,034
	Barco NV	4,025	101,888
	Bekaert SA	16,807	709,002
	bpost SA	33,088	179,386
*	Cie d'Entreprises CFE	5,331	53,764
	Deceuninck NV	24,144	65,195
*	Deme Group NV	5,331	689,790
	D'ieteren Group	5,166	987,302
	Econocom Group SA	51,414	159,705
	Elia Group SA	7,853	1,102,705
	Etablissements Franz Colruyt NV	23,970	633,857
#*	Euronav NV	76,899	1,210,767
	EVS Broadcast Equipment SA	5,263	127,563
	Exmar NV	15,568	130,836
	Fagron	22,568	333,684
*	Galapagos NV	11,788	521,718
	Gimv NV	7,415	348,992
*	Greenyard NV	1,785	13,002
	Immobel SA	2,633	135,141
	Ion Beam Applications	2,512	45,335
	Jensen-Group NV	1,808	59,993
	KBC Group NV	36,610	2,711,603
#*	Kinepolis Group NV	2,739	115,944
	Lotus Bakeries NV	123	799,987
	Melexis NV	6,483	690,598
#*	Ontex Group NV	39,319	305,585
*	Orange Belgium SA	11,833	213,720
	Proximus SADP	49,493	507,160
	Recticel SA	25,013	469,089
#	Shurgard Self Storage SA	4,868	234,901
	Sipef NV	2,254	135,394
	Solvay SA	27,594	3,215,570
	Telenet Group Holding NV	10,896	187,815
	TER Beke SA	252	22,407
*	Tessenderlo Group SA	10,486	370,809
	UCB SA	12,105	993,876
	Umicore SA	37,139	1,404,021
	Van de Velde NV	2,029	68,703
	VGP NV	2,965	296,266
	Viohalco SA	4,480	21,892
TOTAL BELGIUM			28,986,426
BRAZIL — (1.3%)
*	3R Petroleum Oleo E Gas SA	25,000	220,781

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	AES Brasil Energia SA	125,709	$250,115
	Aliansce Sonae Shopping Centers SA	27,052	95,977
*	Alliar Medicos A Frente SA	38,314	161,444
	Allied Tecnologia SA	11,400	12,576
	Alper Consultoria e Corretora de Seguros SA	2,800	15,527
	Alupar Investimento SA	39,538	221,045
	Ambev SA, ADR	79,200	210,672
	Ambev SA	25,303	68,089
	Ambipar Participacoes e Empreendimentos SA	10,654	50,266
*	Anima Holding SA	117,215	102,061
	Arezzo Industria e Comercio SA	6,435	111,047
	Atacadao SA	28,006	90,755
	Auren Energia SA	69,485	210,934
	B3 SA - Brasil Bolsa Balcao	227,041	579,645
	Banco Bradesco SA	102,497	254,814
	Banco BTG Pactual SA	98,573	419,823
	Banco do Brasil SA	85,450	685,108
	Banco Modal SA	18,300	8,904
	Banco Santander Brasil SA	24,555	140,036
	BB Seguridade Participacoes SA	61,340	456,519
	Bemobi Mobile Tech SA	9,714	30,618
	Boa Safra Sementes SA	4,000	8,904
	Boa Vista Servicos SA	18,100	27,455
	BR Properties SA	34,800	41,612
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	158,043
	Braskem SA, ADR, Class A	3,700	34,151
*	BRF SA	219,955	344,905
	Brisanet Participacoes SA	12,238	6,123
	Caixa Seguridade Participacoes SA	58,772	100,610
	Camil Alimentos SA	54,757	89,422
	CCR SA	426,387	987,789
	Centrais Eletricas Brasileiras SA	52,323	418,992
	Cia Brasileira de Aluminio	15,300	38,278
	Cia Brasileira de Distribuicao	41,078	167,669
	Cia de Saneamento Basico do Estado de Sao Paulo	43,724	479,420
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	75,969
	Cia de Saneamento de Minas Gerais-COPASA	50,202	144,782
	Cia de Saneamento do Parana	85,475	290,120
	Cia de Saneamento do Parana	50,100	32,470
	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	29,743
	Cia Energetica de Minas Gerais	46,931	153,839
	Cia Paranaense de Energia	39,200	53,128
	Cia Paranaense de Energia, Sponsored ADR	4,800	35,952
	Cia Paranaense de Energia	7,400	54,826
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	103,776
	Cia Siderurgica Nacional SA	244,382	890,622
	Cielo SA	342,915	338,436
*	Cogna Educacao	783,212	367,205
*	Construtora Tenda SA	25,988	24,471
	Cosan SA	177,639	584,396
	CPFL Energia SA	8,400	55,070
	CSU Digital SA	8,100	17,823
	Cury Construtora e Incorporadora SA	27,700	73,557
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	342,657
	Dexco SA	135,106	200,677
	Diagnosticos da America SA	2,735	5,910
	Dimed SA Distribuidora da Medicamentos	12,500	25,289
	Direcional Engenharia SA	30,000	94,380
*	Dommo Energia SA	66,200	26,620

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	EcoRodovias Infraestrutura e Logistica SA	77,503	$69,315
	EDP - Energias do Brasil SA	81,688	327,795
*	Embraer SA	288,217	928,304
	Empreendimentos Pague Menos SA	23,600	19,479
	Enauta Participacoes SA	50,328	149,210
	Energisa SA	68,004	565,997
*	Eneva SA	155,221	366,931
	Engie Brasil Energia SA	20,282	157,220
	Equatorial Energia SA	249,412	1,376,696
	Eternit SA	11,000	30,619
	Even Construtora e Incorporadora SA	38,973	36,698
	Ez Tec Empreendimentos e Participacoes SA	45,456	131,184
	Fleury SA	72,048	219,708
	Fras-Le SA	16,258	32,956
	Gerdau SA, Sponsored ADR	122,036	793,234
*Ω	GPS Participacoes e Empreendimentos SA	20,908	51,072
	Grendene SA	50,250	64,739
	Grupo De Moda Soma SA	5,595	11,573
*	Grupo Mateus SA	85,053	114,604
	Grupo SBF SA	19,717	43,036
	Guararapes Confeccoes SA	40,800	40,990
*Ω	Hapvida Participacoes e Investimentos SA	467,269	474,053
*	Hidrovias do Brasil SA	83,974	35,897
*††	Hua Han Health Industry Holdings Ltd.	1,174,000	0
	Hypera SA	31,185	285,047
	Instituto Hermes Pardini SA	29,071	118,831
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	21,291
*	International Meal Co. Alimentacao SA, Class A	110,406	54,591
	Iochpe-Maxion SA	43,774	98,822
	Irani Papel e Embalagem SA	14,300	22,367
*	IRB Brasil Resseguros SA	5,958	30,669
	Itau Unibanco Holding SA	21,736	92,274
	Jalles Machado SA	19,400	28,319
	JBS SA	259,366	1,025,958
	JHSF Participacoes SA	112,959	114,599
	JSL SA	11,709	14,993
	Kepler Weber SA	23,400	106,621
	Klabin SA	236,547	901,211
	Lavvi Empreendimentos Imobiliarios Ltda	19,300	20,835
	Light SA	77,900	58,468
	Localiza Rent a Car SA	40,029	466,904
	Localiza Rent a Car SA	282	3,289
*Ω	Locaweb Servicos de Internet SA	52,635	66,464
	LOG Commercial Properties e Participacoes SA	12,594	45,154
*	Log-in Logistica Intermodal SA	12,494	89,811
*	Lojas Quero Quero SA	25,300	18,441
	Lojas Renner SA	90,161	384,174
	M Dias Branco SA	19,158	129,147
*	Magazine Luiza SA	191,791	167,373
	Mahle-Metal Leve SA	8,968	60,278
	Marcopolo SA	64,000	32,402
*	Marisa Lojas SA	69,748	18,961
*Ω	Meliuz SA	49,200	10,758
	Melnick Even Desenvolvimento Imobiliario SA	15,200	8,983
	Mills Estruturas e Servicos de Engenharia SA	64,273	133,198
	Minerva SA	79,271	218,466
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	9,900	9,537
*	Moura Dubeux Engenharia SA	17,100	19,100
	Movida Participacoes SA	45,707	67,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	MRV Engenharia e Participacoes SA	116,035	$160,464
	Multilaser Industrial SA	38,472	25,389
	Natura & Co. Holding SA	212,792	609,917
	Odontoprev SA	121,301	271,931
*	Omega Energia SA	23,537	40,941
*	Orizon Valorizacao de Residuos SA	7,200	54,890
*	Petro Rio SA	147,719	1,225,099
	Petroleo Brasileiro SA, Sponsored ADR	42,200	435,504
	Petroleo Brasileiro SA, Sponsored ADR	31,500	365,400
	Petroleo Brasileiro SA	699,723	4,060,800
	Petroreconcavo SA	31,898	198,440
	Porto Seguro SA	107,786	549,939
	Portobello SA	21,637	34,781
	Positivo Tecnologia SA	15,800	26,612
	Qualicorp Consultoria e Corretora de Seguros SA	57,581	71,575
	Raia Drogasil SA	157,866	772,179
Ω	Rede D'Or Sao Luiz SA	113,829	715,314
	Romi SA	23,227	87,943
	Rumo SA	85,671	310,193
	Santos Brasil Participacoes SA	49,781	86,396
	Sao Carlos Empreendimentos e Participacoes SA	9,300	28,012
	Sao Martinho SA	82,184	404,905
#	Sendas Distribuidora SA, ADR	3,044	58,719
	Sendas Distribuidora SA	162,515	629,084
	SIMPAR SA	71,021	108,708
	Sinqia SA	12,443	43,288
	SLC Agricola SA	41,462	419,002
*	StoneCo Ltd., Class A	37	410
	Suzano SA	105,603	964,434
	Suzano SA, Sponsored ADR	1,917	17,599
	SYN prop e tech SA	10,500	8,708
	Tegma Gestao Logistica SA	7,318	27,174
	Telefonica Brasil SA	28,570	235,368
	Telefonica Brasil SA, ADR	3,300	26,829
	TIM SA	266,441	618,825
	TOTVS SA	50,973	301,944
	Transmissora Alianca de Energia Eletrica SA	65,432	477,692
	Trisul SA	36,232	26,694
	Tupy SA	38,083	202,632
	Ultrapar Participacoes SA	159,776	415,154
	Unipar Carbocloro SA	8,527	130,367
	Usinas Siderurgicas de Minas Gerais SA Usiminas	37,569	64,758
	Vale SA	522,632	9,730,304
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	32,332	59,425
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	25,522	73,505
*	Via SA	473,436	223,834
	Vibra Energia SA	298,101	966,598
	Vivara Participacoes SA	6,600	31,854
	Vulcabras Azaleia SA	46,000	107,019
	WEG SA	61,968	466,808
	Wilson Sons Holdings Brasil SA	29,793	60,451
	Wiz Solucoes e Corretagem de Seguros SA	15,100	21,001
	YDUQS Participacoes SA	61,154	124,445
*	Zamp SA	75,208	80,745
TOTAL BRAZIL			49,568,475
CANADA — (7.5%)
*	5N Plus, Inc.	22,100	52,487

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Absolute Software Corp.	11,062	$128,865
	Acadian Timber Corp.	4,133	50,290
*	Advantage Energy Ltd.	83,829	522,927
	Aecon Group, Inc.	32,656	275,130
	Africa Oil Corp.	64,590	134,466
	AG Growth International, Inc.	3,496	130,875
	AGF Management Ltd., Class B	30,300	192,883
	Agnico Eagle Mines Ltd.	75,781	4,279,640
*	Aimia, Inc.	28,292	78,037
*	Air Canada	25,143	426,687
	AirBoss of America Corp.	9,083	74,341
	Alamos Gold, Inc.,Class A	161,110	1,777,806
	Algoma Central Corp.	1,200	14,791
	Algonquin Power & Utilities Corp.	76,083	555,124
	Alimentation Couche-Tard, Inc.	71,248	3,253,563
	AltaGas Ltd.	83,860	1,568,101
	Altius Minerals Corp.	8,140	136,793
#	Altus Group Ltd.	4,925	210,762
*	Americas Gold & Silver Corp.	3,200	1,996
	Amerigo Resources Ltd.	65,100	75,837
	Andlauer Healthcare Group, Inc.	3,771	136,947
	Andrew Peller Ltd., Class A	10,400	38,925
	ARC Resources Ltd.	206,104	2,394,781
*	Argonaut Gold, Inc.	83,845	44,741
*	Aritzia, Inc.	29,744	1,072,800
	Atco Ltd., Class I	13,642	434,108
*	Athabasca Oil Corp.	187,300	412,453
*	ATS Corp.	16,991	688,043
#*	Aurora Cannabis, Inc.	10,234	10,669
*	AutoCanada, Inc.	10,001	201,441
	B2Gold Corp.	547,268	2,167,602
	Badger Infrastructure Solutions Ltd.	12,872	306,672
*	Ballard Power Systems, Inc.	13,740	89,722
	Bank of Montreal	69,809	7,025,578
	Bank of Nova Scotia	94,722	5,127,302
	Barrick Gold Corp.	133,312	2,609,358
*	Bausch Health Cos., Inc.	33,499	257,166
*	Baytex Energy Corp.	122,437	566,842
#	BCE, Inc.	22,964	1,086,174
	Birchcliff Energy Ltd.	116,115	744,400
	Bird Construction, Inc.	14,234	90,934
	Black Diamond Group Ltd.	21,800	83,559
*	BlackBerry Ltd.	54,809	233,006
	BMTC Group, Inc.	1,900	19,749
*	Bombardier, Inc., Class A	504	24,534
*	Bombardier, Inc., Class B	17,338	837,481
*	Bonterra Energy Corp.	12,185	60,900
	Boralex, Inc., Class A	19,162	536,170
	Boyd Group Services, Inc.	3,974	607,741
	Bridgemarq Real Estate Services	1,900	19,206
*	Brookfield Asset Management Ltd., Class A	5,271	172,098
	Brookfield Corp., Class A	20,998	781,144
#	Brookfield Infrastructure Corp., Class A	21,253	938,761
	Brookfield Reinsurance Ltd.	92	3,411
#	BRP, Inc.	7,518	627,352
*	CAE, Inc.	36,811	831,757
	Calian Group Ltd.	1,200	55,601
#	Cameco Corp.	16,728	468,551
	Canaccord Genuity Group, Inc.	23,651	204,594

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Canada Goose Holdings, Inc.	15,131	$365,972
	Canadian Imperial Bank of Commerce	106,440	4,855,992
	Canadian National Railway Co.	36,312	4,324,393
	Canadian Natural Resources Ltd.	139,094	8,545,918
	Canadian Pacific Railway Ltd.	16,832	1,328,045
	Canadian Tire Corp. Ltd., Class A	16,359	1,945,056
	Canadian Utilities Ltd., Class A	18,639	518,034
	Canadian Utilities Ltd., Class B	900	25,227
	Canadian Western Bank	35,424	748,655
*	Canfor Corp.	34,557	654,753
*	Canfor Pulp Products, Inc.	14,588	44,623
#*	Canopy Growth Corp.	8,400	25,442
	Capital Power Corp.	27,586	926,963
*	Capstone Copper Corp.	147,815	725,438
#	Cardinal Energy Ltd.	41,298	237,753
	Cargojet, Inc.	1,100	102,001
	Cascades, Inc.	50,702	350,957
	CCL Industries, Inc., Class B	34,671	1,621,567
*	Celestica, Inc.	40,320	537,201
	Cenovus Energy, Inc.	243,670	4,867,959
	Centerra Gold, Inc.	77,268	495,937
	CES Energy Solutions Corp.	82,567	179,959
*	CGI, Inc.	34,611	2,967,913
	Chesswood Group Ltd.	4,500	37,203
	CI Financial Corp.	65,796	784,775
	Cogeco Communications, Inc.	8,612	444,985
	Cogeco, Inc.	3,107	138,496
	Colliers International Group, Inc.	4,889	524,394
	Computer Modelling Group Ltd.	29,984	139,492
	Constellation Software, Inc.	1,541	2,722,586
*	Converge Technology Solutions Corp.	4,200	18,182
#*	Copper Mountain Mining Corp.	54,534	92,629
	Corby Spirit & Wine Ltd.	3,900	47,748
	Corus Entertainment, Inc., Class B	89,165	150,781
	Crescent Point Energy Corp.	190,158	1,420,168
*	Crew Energy, Inc.	63,989	221,705
#*	Cronos Group, Inc.	42,086	106,057
*	Denison Mines Corp.	90,674	130,162
*	Descartes Systems Group, Inc.	2,799	204,383
	Dexterra Group, Inc.	13,416	60,195
	Dollarama, Inc.	31,000	1,853,872
	Doman Building Materials Group Ltd.	31,012	172,943
	Dorel Industries, Inc., Class B	11,212	46,431
	DREAM Unlimited Corp., Class A	13,700	287,993
	Dundee Precious Metals, Inc.	70,644	461,385
	ECN Capital Corp.	110,542	242,593
	E-L Financial Corp. Ltd.	400	277,587
#*,*	Eldorado Gold Corp.	74,926	717,360
	Element Fleet Management Corp.	215,383	3,043,253
	Emera, Inc.	21,500	856,090
	Empire Co. Ltd., Class A	43,490	1,251,537
	Enbridge, Inc.	91,757	3,758,488
	Endeavour Mining PLC	64,658	1,523,450
*	Endeavour Silver Corp.	14,200	49,413
	Enerflex Ltd.	65,384	471,750
#*	Energy Fuels, Inc.	30,000	221,187
	Enerplus Corp.	100,929	1,790,939
	Enghouse Systems Ltd.	14,122	419,558
*	Ensign Energy Services, Inc.	47,242	137,762

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	EQB, Inc.	10,680	$529,284
#*,*	Equinox Gold Corp.	92,170	420,235
*	ERO Copper Corp.	15,478	254,176
	Evertz Technologies Ltd.	9,000	84,416
	Exchange Income Corp.	7,900	329,169
	Exco Technologies Ltd.	11,598	66,508
	Extendicare, Inc.	32,374	163,263
	Fairfax Financial Holdings Ltd.	4,957	3,281,705
	Fiera Capital Corp.	20,500	144,673
	Finning International, Inc.	56,844	1,603,791
	Firm Capital Mortgage Investment Corp.	12,344	109,473
	First Majestic Silver Corp.	44,202	348,850
#	First National Financial Corp.	5,700	168,230
	First Quantum Minerals Ltd.	115,893	2,688,826
	FirstService Corp.	10,637	1,520,036
#*	Fission Uranium Corp.	126,692	82,839
	Fortis, Inc.	28,668	1,178,135
*	Fortuna Silver Mines, Inc.	83,472	322,458
	Franco-Nevada Corp.	3,120	457,704
#	Freehold Royalties Ltd.	38,798	468,883
*	Frontera Energy Corp.	5,281	48,184
#*	Galiano Gold, Inc.	42,200	25,690
	Gamehost, Inc.	14,487	87,648
*	GDI Integrated Facility Services, Inc.	2,443	85,360
	Gear Energy Ltd.	22,923	19,812
	George Weston Ltd.	13,024	1,675,486
	GFL Environmental, Inc.	10,728	331,066
	Gibson Energy, Inc.	56,959	1,020,129
	Gildan Activewear, Inc.	45,363	1,421,232
	goeasy Ltd.	6,000	559,528
*	GoGold Resources, Inc.	26,800	44,917
#*	GoldMoney, Inc.	5,600	7,576
*	Gran Tierra Energy, Inc.	171,137	165,921
	Great-West Lifeco, Inc.	29,226	775,157
	Guardian Capital Group Ltd., Class A	8,800	264,552
*	H2O Innovation, Inc.	6,400	11,592
*	Haivision Systems, Inc.	2,628	7,249
#	Headwater Exploration, Inc.	31,846	155,574
*	Heroux-Devtek, Inc.	10,900	122,144
	High Liner Foods, Inc.	9,675	105,072
#	HLS Therapeutics, Inc.	2,000	14,054
	Home Capital Group, Inc.	19,041	607,057
	Hudbay Minerals, Inc.	106,008	615,867
#Ω	Hydro One Ltd.	27,371	748,380
	iA Financial Corp., Inc.	36,578	2,257,827
*	IAMGOLD Corp.	283,787	797,688
	IGM Financial, Inc.	18,680	583,052
*	Imperial Metals Corp.	21,384	35,518
	Imperial Oil Ltd.	44,112	2,414,098
	Information Services Corp.	4,900	83,892
	Innergex Renewable Energy, Inc.	25,029	297,594
	InPlay Oil Corp.	4,700	9,926
#	Intact Financial Corp.	17,742	2,573,927
*	Interfor Corp.	29,764	595,258
#*	Invesque, Inc.	10,197	9,381
*	Ivanhoe Mines Ltd., Class A	30,741	288,800
Ω	Jamieson Wellness, Inc.	8,711	242,694
*	K92 Mining, Inc.	22,314	129,133
*	Karora Resources, Inc.	3,454	13,629

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	K-Bro Linen, Inc.	1,900	$41,397
*	Kelt Exploration Ltd.	71,264	244,768
#	Keyera Corp.	49,448	1,127,915
*	Kinaxis, Inc.	138	16,040
	Kinross Gold Corp.	445,385	2,072,025
*	Knight Therapeutics, Inc.	46,627	179,422
#	KP Tissue, Inc.	2,889	22,125
	Labrador Iron Ore Royalty Corp.	20,388	598,056
#*	Largo, Inc.	4,970	31,601
	Lassonde Industries, Inc., Class A	900	79,039
	Laurentian Bank of Canada	19,430	522,349
	Leon's Furniture Ltd.	10,815	152,811
#*	Lightspeed Commerce, Inc.	26,878	486,492
	Linamar Corp.	30,132	1,538,814
	Loblaw Cos. Ltd.	20,209	1,810,464
	Logistec Corp., Class B	400	12,897
*	Lucara Diamond Corp.	157,133	74,401
	Lundin Gold, Inc.	13,500	156,251
	Lundin Mining Corp.	241,406	1,827,033
	Magellan Aerospace Corp.	7,228	49,978
	Magna International, Inc.	88,380	5,739,194
*	Mainstreet Equity Corp.	1,200	119,085
*	Major Drilling Group International, Inc.	36,771	304,824
#	Manulife Financial Corp.	131,840	2,609,953
	Maple Leaf Foods, Inc.	28,600	543,605
#*	Marathon Gold Corp.	25,300	19,395
	Martinrea International, Inc.	58,998	570,669
*	Maverix Metals, Inc.	9,743	0
	Medical Facilities Corp.	18,722	112,426
*	MEG Energy Corp.	119,337	1,972,283
	Melcor Developments Ltd.	900	7,853
	Methanex Corp.	23,553	1,114,777
	Metro, Inc.	24,325	1,320,309
	Morguard Corp.	1,200	105,809
	MTY Food Group, Inc.	2,060	106,555
#	Mullen Group Ltd.	46,713	494,321
	National Bank of Canada	69,331	5,208,097
	Neo Performance Materials, Inc.	2,000	17,271
*	New Gold, Inc.	258,942	305,542
#	NFI Group, Inc.	9,211	74,834
	North American Construction Group Ltd.	19,257	285,262
	North West Co., Inc.	18,436	502,139
	Northland Power, Inc.	59,577	1,600,302
	Nutrien Ltd.	74,235	6,145,811
*Ω	Nuvei Corp.	2,100	74,193
*	NuVista Energy Ltd.	62,611	524,680
*	OceanaGold Corp.	290,546	628,892
	Onex Corp.	22,853	1,181,166
	Open Text Corp.	61,127	2,050,655
#*,*	Organigram Holdings, Inc.	21,802	19,906
	Osisko Gold Royalties Ltd.	35,408	473,952
*	Osisko Mining, Inc.	53,875	151,436
	Pan American Silver Corp.	50,999	929,536
	Paramount Resources Ltd., Class A	29,332	678,099
	Parex Resources, Inc.	69,096	1,176,224
	Park Lawn Corp.	6,192	125,464
	Parkland Corp.	54,850	1,288,648
	Pason Systems, Inc.	16,655	197,524
	Pembina Pipeline Corp.	29,546	1,048,381

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Perpetua Resources Corp.	5,688	$20,249
	Peyto Exploration & Development Corp.	70,023	638,367
	PHX Energy Services Corp.	16,900	101,231
#*	Pieridae Energy Ltd.	11,800	8,425
#	Pine Cliff Energy Ltd.	37,500	36,921
*	Pipestone Energy Corp.	3,700	8,231
	Pizza Pizza Royalty Corp.	11,300	119,917
	Polaris Renewable Energy, Inc.	7,100	76,947
#	Pollard Banknote Ltd.	3,783	53,395
	PrairieSky Royalty Ltd.	74,675	1,282,981
*	Precision Drilling Corp.	6,009	478,982
	Premium Brands Holdings Corp.	8,728	610,314
	Primo Water Corp.	48,843	764,055
	Quarterhill, Inc.	54,482	77,799
	Quebecor, Inc., Class B	32,277	765,595
#*	Real Matters, Inc.	10,018	39,905
#	Restaurant Brands International, Inc.	31,229	2,089,780
*	RF Capital Group, Inc.	1,520	15,587
	Richelieu Hardware Ltd.	15,300	455,016
	Ritchie Bros Auctioneers, Inc.	19,289	1,166,411
	Rogers Communications, Inc.,Class B	45,945	2,234,647
	Rogers Sugar, Inc.	38,387	165,025
	Royal Bank of Canada	178,611	18,280,485
	Russel Metals, Inc.	21,780	530,525
*	Sabina Gold & Silver Corp.	83,900	85,126
	Sandstorm Gold Ltd.	32,228	186,990
	Saputo, Inc.	20,544	566,348
	Savaria Corp.	4,000	44,763
*	Seabridge Gold, Inc.	5,728	75,344
	Secure Energy Services, Inc.	66,658	405,794
	Shaw Communications, Inc.,Class B	94,897	2,824,226
*	ShawCor Ltd.	32,243	344,106
*	Shopify, Inc., Class A	6,850	337,500
#	Sienna Senior Living, Inc.	10,596	97,156
Ω	Sleep Country Canada Holdings, Inc.	15,500	301,601
	SNC-Lavalin Group, Inc.	42,949	921,569
*	SNDL, Inc.	5,618	12,921
	Spartan Delta Corp.	1,500	16,944
Ω	Spin Master Corp.	10,205	268,135
	Sprott, Inc.	1,989	78,675
	SSR Mining, Inc.	93,055	1,572,189
	Stantec, Inc.	18,296	954,120
	Stelco Holdings, Inc.	8,325	323,915
	Stella-Jones, Inc.	15,785	574,431
#*Ω	STEP Energy Services Ltd.	5,700	22,534
	Sun Life Financial, Inc.	51,983	2,611,106
	Suncor Energy, Inc.	194,638	6,757,459
*	SunOpta, Inc.	11,062	90,538
#	Superior Plus Corp.	37,448	302,838
	Surge Energy, Inc.	8,572	62,881
	Tamarack Valley Energy Ltd.	101,513	367,737
*	Taseko Mines Ltd.	90,127	160,536
	TC Energy Corp.	24,442	1,054,047
	Teck Resources Ltd., Class A	700	30,661
	Teck Resources Ltd.,Class B	145,632	6,304,366
	TELUS Corp.	7,002	150,875
	TELUS Corp.	7,243	156,071
#*	TELUS International CDA, Inc.	8,771	209,101
	TFI International, Inc.	17,334	1,930,342

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Thomson Reuters Corp.	3,333	$396,527
	Tidewater Midstream & Infrastructure Ltd.	119,343	95,973
	Timbercreek Financial Corp.	29,944	178,915
	TMX Group Ltd.	5,875	579,044
*	Torex Gold Resources, Inc.	36,072	495,853
	Toromont Industries Ltd.	19,773	1,579,551
	Toronto-Dominion Bank	99,181	6,865,008
	Total Energy Services, Inc.	20,525	142,999
#*	Touchstone Exploration, Inc.	17,050	15,249
	Tourmaline Oil Corp.	75,754	3,530,499
	TransAlta Corp.	140,957	1,368,731
#	TransAlta Renewables, Inc.	24,408	224,534
	Transcontinental, Inc., Class A	35,308	394,596
*	Trican Well Service Ltd.	112,926	291,959
	Tricon Residential, Inc.	43,547	378,015
	Triple Flag Precious Metals Corp.	4,407	59,526
*	Trisura Group Ltd.	6,985	220,011
*	Uni-Select, Inc.	11,713	349,308
	Vermilion Energy, Inc.	58,946	903,911
	VersaBank	2,000	15,693
*	Viemed Healthcare, Inc.	2,028	17,218
*	Village Farms International, Inc.	3,103	3,351
	Wajax Corp.	14,444	249,680
	Waste Connections, Inc.	9,096	1,208,244
*	Wesdome Gold Mines Ltd.	50,400	233,714
	West Fraser Timber Co. Ltd.	27,678	2,407,906
	Western Forest Products, Inc.	171,285	182,800
	Westshore Terminals Investment Corp.	19,032	350,588
	Wheaton Precious Metals Corp.	14,399	658,610
	Whitecap Resources, Inc.	222,473	1,854,286
#*	WildBrain Ltd.	32,791	70,237
	Winpak Ltd.	10,327	322,566
	WSP Global, Inc.	9,256	1,180,383
	Xtract One Technologies, Inc.	23,000	10,199
	Yamana Gold, Inc.	352,832	2,129,357
*	Yangarra Resources Ltd.	39,182	71,559
#	Yellow Pages Ltd.	5,112	55,901
TOTAL CANADA			280,840,468
CHILE — (0.1%)
	Aguas Andinas SA, Class A	419,596	100,613
	Banco de Chile	213,351	23,312
	Banco de Chile, ADR	6,595	144,888
	Banco de Credito e Inversiones SA	5,956	179,562
#	Banco Santander Chile, ADR	4,114	69,568
	Banco Santander Chile	2,665,580	112,094
	Besalco SA	160,822	76,409
	CAP SA	23,985	221,535
	Cencosud SA	298,556	536,442
	Cencosud Shopping SA	53,838	81,129
	Cia Cervecerias Unidas SA	18,409	141,646
	Cia Sud Americana de Vapores SA	3,592,907	312,307
	Colbun SA	1,402,643	163,454
	Embotelladora Andina SA, ADR, Class B	2,841	43,354
	Empresa Nacional de Telecomunicaciones SA	57,647	221,122
	Empresas CMPC SA	238,688	410,447
	Empresas COPEC SA	25,530	192,567
	Enel Americas SA	1,224,078	162,114
	Enel Chile SA	1,915,343	90,224

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
*	Engie Energia Chile SA	105,813	$67,390
	Falabella SA	53,460	124,287
	Forus SA	8,525	13,387
	Grupo Security SA	553,553	128,631
	Hortifrut SA	23,722	38,142
	Inversiones Aguas Metropolitanas SA	170,860	101,337
	Inversiones La Construccion SA	13,361	60,405
	Itau CorpBanca Chile SA	40,249,941	91,613
	Itau CorpBanca Chile SA, ADR	1,709	5,725
	Multiexport Foods SA	25,298	8,107
	Parque Arauco SA	94,350	121,519
	PAZ Corp. SA	29,524	13,876
	Plaza SA	50,630	68,604
	Ripley Corp. SA	328,431	68,403
	Salfacorp SA	149,065	55,554
	Sigdo Koppers SA	12,552	17,365
	SMU SA	485,880	75,416
	Sociedad Matriz SAAM SA	1,580,635	187,071
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	729,307
	SONDA SA	190,611	94,565
	Vina Concha y Toro SA	73,365	93,747
TOTAL CHILE			5,447,238
CHINA — (8.7%)
	360 DigiTech, Inc., ADR	29,424	710,001
	360 Security Technology, Inc., Class A	59,000	61,326
*	361 Degrees International Ltd.	364,000	176,151
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	47,700	144,639
Ω	3SBio, Inc.	439,500	478,713
	5I5J Holding Group Co. Ltd., Class A	67,400	27,392
*††	A Metaverse Co.	122,000	887
*	AAC Technologies Holdings, Inc.	282,000	751,471
Ω	AAG Energy Holdings Ltd.	70,000	14,998
	Accelink Technologies Co. Ltd., Class A	10,710	27,621
	ADAMA Ltd., Class A	18,100	25,617
	Addsino Co. Ltd., Class A	23,600	37,075
*	Advanced Technology & Materials Co. Ltd., Class A	24,500	32,020
	AECC Aero-Engine Control Co. Ltd., Class A	13,600	52,492
	AECC Aviation Power Co. Ltd., Class A	10,300	69,396
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	17,000	23,892
*	Agile Group Holdings Ltd.	518,000	166,635
*	Agora, Inc., ADR	8,389	32,633
	Agricultural Bank of China Ltd., Class H	3,201,000	1,152,146
	Aier Eye Hospital Group Co. Ltd., Class A	26,559	129,720
*	Air China Ltd., Class H	70,000	62,467
	Aisino Corp., Class A	40,611	72,364
	Ajisen China Holdings Ltd.	255,000	30,214
Ω	Ak Medical Holdings Ltd.	44,000	50,029
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	4,851,445
*	Alibaba Group Holding Ltd.	296,200	4,072,353
*	Alibaba Health Information Technology Ltd.	222,000	198,271
*	Alibaba Pictures Group Ltd.	4,510,000	340,448
Ω	A-Living Smart City Services Co. Ltd.	281,000	355,610
	All Winner Technology Co. Ltd., Class A	7,600	25,334
	Allmed Medical Products Co. Ltd., Class A	9,000	16,781
*	Alpha Group, Class A	43,800	32,810
	Aluminum Corp. of China Ltd., Class H	1,254,000	670,130
*	Amlogic Shanghai Co. Ltd., Class A	1,156	13,322
	Amoy Diagnostics Co. Ltd., Class A	6,120	26,127

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	An Hui Wenergy Co. Ltd., Class A	26,300	$17,315
	Angang Steel Co. Ltd., Class H	696,800	215,649
	Angel Yeast Co. Ltd., Class A	8,672	53,519
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	58,772
	Anhui Conch Cement Co. Ltd., Class H	366,500	1,391,388
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	46,957
	Anhui Expressway Co. Ltd., Class H	114,000	103,965
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,740	92,692
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	37,680
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	12,740	62,968
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	41,956
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	51,956
	Anhui Korrun Co. Ltd., Class A	2,300	5,743
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	80,277
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	19,122	18,238
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	15,161
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	10,000	14,308
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	41,445
	Anhui Xinhua Media Co. Ltd., Class A	19,800	16,267
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	68,112
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	57,920
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	730	21,067
	Anjoy Foods Group Co. Ltd., Class A	1,500	35,465
	Anker Innovations Technology Co. Ltd., Class A	4,700	45,927
	ANTA Sports Products Ltd.	169,000	2,563,494
*Ω	Antengene Corp. Ltd.	37,000	24,391
*	Anton Oilfield Services Group	980,000	45,202
	Aoshikang Technology Co. Ltd., Class A	9,200	36,732
*	Aotecar New Energy Technology Co. Ltd., Class A	74,400	32,940
*	Aowei Holdings Ltd.	114,000	8,541
*††	Aoyuan Healthy Life Group Co. Ltd.	14,000	1,245
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	94,077
	ApicHope Pharmaceutical Co. Ltd., Class A	4,112	25,541
	APT Satellite Holdings Ltd.	134,750	38,710
*Ω	Archosaur Games, Inc.	71,000	38,408
*Ω	Ascletis Pharma, Inc.	139,000	74,348
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,500	53,806
	Asia Cement China Holdings Corp.	255,500	120,350
Ω	AsiaInfo Technologies Ltd.	56,000	103,465
	Asymchem Laboratories Tianjin Co. Ltd., Class A	3,520	83,639
	AustAsia Group Ltd.	57,980	42,148
	Autobio Diagnostics Co. Ltd., Class A	10,420	101,803
	Avary Holding Shenzhen Co. Ltd., Class A	18,000	77,102
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	84,788
	AviChina Industry & Technology Co. Ltd., Class H	779,000	405,167
	AVICOPTER PLC, Class A	4,300	30,752
	Bafang Electric Suzhou Co. Ltd., Class A	2,000	35,371
Ω	BAIC Motor Corp. Ltd., Class H	710,500	218,095
*	Baidu, Inc., Sponsored ADR	17,794	2,396,496
*	Baidu, Inc., Class A	35,600	598,437
Ω	BAIOO Family Interactive Ltd.	416,000	27,128
	Bank of Beijing Co. Ltd., Class A	130,000	81,876
	Bank of Changsha Co. Ltd., Class A	60,500	61,555
	Bank of Chengdu Co. Ltd., Class A	68,000	146,546
	Bank of China Ltd., Class H	6,545,000	2,491,450
	Bank of Chongqing Co. Ltd., Class H	235,000	129,793
	Bank of Communications Co. Ltd., Class H	1,155,000	713,904
	Bank of Guiyang Co. Ltd., Class A	89,300	73,764
	Bank of Hangzhou Co. Ltd., Class A	60,000	115,874

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Jiangsu Co. Ltd., Class A	192,400	$211,845
	Bank of Nanjing Co. Ltd., Class A	130,100	200,251
	Bank of Ningbo Co. Ltd., Class A	74,470	362,828
	Bank of Shanghai Co. Ltd., Class A	89,793	79,713
	Bank of Suzhou Co. Ltd., Class A	109,074	126,350
*	Bank of Tianjin Co. Ltd., Class H	42,500	10,356
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	189,969	28,109
	Baoshan Iron & Steel Co. Ltd., Class A	215,300	197,351
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	30,414
*	Baoye Group Co. Ltd., Class H	78,000	38,705
*	Baozun, Inc., Sponsored ADR	10,967	83,459
*	Baozun, Inc., Class A	21,700	53,567
	BBMG Corp., Class H	767,000	99,975
	Bear Electric Appliance Co. Ltd., Class A	5,300	54,357
	Befar Group Co. Ltd., Class A	48,200	38,934
	Beibuwan Port Co. Ltd., Class A	26,100	29,198
*	BeiGene Ltd.	24,200	475,663
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	10,600	13,056
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	45,158
	Beijing Capital Development Co. Ltd., Class A	50,627	43,395
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	72,675
*	Beijing Capital International Airport Co. Ltd., Class H	724,000	550,642
	Beijing Career International Co. Ltd., Class A	6,500	48,319
	Beijing Certificate Authority Co. Ltd., Class A	4,950	19,859
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	22,500	56,600
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	25,278
	Beijing Ctrowell Technology Corp. Ltd., Class A	13,800	17,719
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	55,225
	Beijing Dahao Technology Corp. Ltd., Class A	9,200	25,334
	Beijing Easpring Material Technology Co. Ltd., Class A	3,600	36,118
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	6,300	24,208
*	Beijing Energy International Holding Co. Ltd.	1,960,000	52,991
	Beijing Enlight Media Co. Ltd., Class A	24,998	30,433
	Beijing Enterprises Holdings Ltd.	196,000	665,579
	Beijing Enterprises Water Group Ltd.	1,766,000	451,276
*††	Beijing Gas Blue Sky Holdings Ltd.	2,136,000	25,901
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	16,068	25,332
	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	37,222
*	Beijing Health Holdings Ltd.	1,836,000	16,026
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	763	31,185
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	49,874
	Beijing Jingneng Clean Energy Co. Ltd., Class H	466,000	124,568
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	7,982
	Beijing Kingsoft Office Software, Inc., Class A	641	26,759
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	2,500	10,346
	Beijing New Building Materials PLC, Class A	25,875	109,711
	Beijing North Star Co. Ltd., Class H	286,000	33,909
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	19,825
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	35,208
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	89,265
	Beijing Originwater Technology Co. Ltd., Class A	57,219	41,593
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	14,832
	Beijing Roborock Technology Co. Ltd., Class A	1,282	58,140
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	7,500	18,255
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,800	19,399
	Beijing Shougang Co. Ltd., Class A	79,700	46,602
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,200	45,122
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	46,953

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	$31,925
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	20,141
	Beijing SuperMap Software Co. Ltd., Class A	6,600	19,765
*	Beijing Thunisoft Corp. Ltd., Class A	19,159	23,928
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	69,000	105,126
	Beijing Tongrentang Co. Ltd., Class A	12,346	86,359
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	16,084
	Beijing United Information Technology Co. Ltd., Class A	2,755	39,594
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	29,225
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,800	55,713
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	16,387
	Beijing Yanjing Brewery Co. Ltd., Class A	53,800	89,761
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,200	49,577
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	43,123
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	143,100	104,414
	Beken Corp., Class A	4,600	21,247
*	Berry Genomics Co. Ltd., Class A	6,400	11,639
	Best Pacific International Holdings Ltd., Class H	180,000	25,701
	Bestsun Energy Co. Ltd., Class A	42,700	27,851
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	30,299
	Better Life Commercial Chain Share Co. Ltd., Class A	22,300	20,006
	BGI Genomics Co. Ltd., Class A	5,900	47,642
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	47,303
*	Bilibili, Inc., Class Z	6,800	169,706
	Binjiang Service Group Co. Ltd.	23,500	71,740
	Black Peony Group Co. Ltd., Class A	20,300	21,199
	Bloomage Biotechnology Corp. Ltd., Class A	1,060	19,612
*	Blue Sail Medical Co. Ltd., Class A	35,300	42,397
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,800	45,508
Ω	BOC Aviation Ltd.	83,000	691,220
	BOC International China Co. Ltd., Class A	28,400	47,508
	BOE Technology Group Co. Ltd., Class A	400,300	236,444
	BOE Varitronix Ltd.	107,000	254,859
*	Bohai Leasing Co. Ltd., Class A	144,400	50,332
	Bosideng International Holdings Ltd.	1,094,000	609,661
	Bright Dairy & Food Co. Ltd., Class A	22,800	36,058
	Bright Real Estate Group Co. Ltd., Class A	44,700	15,988
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	12,560
*††	Brilliance China Automotive Holdings Ltd.	1,032,000	612,968
	B-Soft Co. Ltd., Class A	20,455	27,749
	BTG Hotels Group Co. Ltd., Class A	21,200	73,362
#*	Burning Rock Biotech Ltd., ADR	11,053	32,164
	BYD Co. Ltd., Class H	46,500	1,472,541
	BYD Electronic International Co. Ltd.	289,000	1,001,718
	By-health Co. Ltd., Class A	22,300	76,281
	C C Land Holdings Ltd.	715,499	173,115
	C&D International Investment Group Ltd.	48,595	154,513
	C&S Paper Co. Ltd., Class A	29,600	56,247
	Cabbeen Fashion Ltd.	101,000	13,006
	Caitong Securities Co. Ltd., Class A	46,670	54,084
	Camel Group Co. Ltd., Class A	41,308	54,809
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,400	22,381
	Canny Elevator Co. Ltd., Class A	13,800	15,884
Ω	CanSino Biologics, Inc., Class H	29,400	241,884
	Canvest Environmental Protection Group Co. Ltd.	166,000	86,954
*	Capital Environment Holdings Ltd.	1,420,000	30,382
	Carrianna Group Holdings Co. Ltd.	214,000	12,141
	Castech, Inc., Class A	7,500	19,076

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CCS Supply Chain Management Co. Ltd., Class A	10,500	$9,377
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	18,700	17,898
	CECEP Solar Energy Co. Ltd., Class A	68,300	77,710
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	18,255
	CECEP Wind-Power Corp., Class A	120,120	70,976
	Central China Management Co. Ltd.	355,000	37,610
	Central China New Life Ltd.	97,000	43,677
#	Central China Real Estate Ltd.	368,615	21,142
	Central China Securities Co. Ltd., Class H	361,000	57,175
	CETC Digital Technology Co. Ltd., Class A	13,780	46,960
#	CGN New Energy Holdings Co. Ltd.	866,000	329,964
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	27,397
Ω	CGN Power Co. Ltd., Class H	841,000	196,507
	Chacha Food Co. Ltd., Class A	6,900	46,687
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	19,638
	Changchun High & New Technology Industry Group, Inc., Class A	2,600	77,639
	Changjiang Securities Co. Ltd., Class A	53,700	45,825
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	5,958
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	11,300	13,226
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	24,109
	Chaowei Power Holdings Ltd.	302,000	88,076
	Chaozhou Three-Circle Group Co. Ltd., Class A	23,500	116,307
*	Cheetah Mobile, Inc., ADR	4,074	11,080
*	ChemPartner PharmaTech Co. Ltd., Class A	9,500	14,922
*	Cheng De Lolo Co. Ltd., Class A	17,700	23,433
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	19,961
	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	37,754
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	32,179
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	18,069
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	23,906
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	3,300	5,419
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	27,729
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,550	34,062
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	41,438
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	24,879
	Chengtun Mining Group Co. Ltd., Class A	61,400	57,515
	Chengxin Lithium Group Co. Ltd., Class A	10,000	63,603
*	Chengzhi Co. Ltd., Class A	20,300	27,768
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	32,657	96,713
*	Chiho Environmental Group Ltd.	68,000	6,173
	China Aerospace International Holdings Ltd.	690,000	40,973
	China Aircraft Leasing Group Holdings Ltd.	85,000	57,035
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,000	23,131
	China BlueChemical Ltd., Class H	924,000	254,010
#Ω	China Bohai Bank Co. Ltd., Class H	126,000	24,916
#*	China Boton Group Co. Ltd.	130,000	46,202
	China CAMC Engineering Co. Ltd., Class A	30,400	37,688
	China Chengtong Development Group Ltd.	782,000	12,054
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	426,929
	China CITIC Bank Corp. Ltd., Class H	1,089,000	525,388
	China Coal Energy Co. Ltd., Class H	804,000	645,192
	China Communications Services Corp. Ltd., Class H	916,000	348,574
*	China Conch Environment Protection Holdings Ltd.	500,000	218,860
	China Conch Venture Holdings Ltd.	428,000	908,252
	China Construction Bank Corp., Class H	12,746,000	8,250,368
	China CSSC Holdings Ltd., Class A	14,000	49,283
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	19,317
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	171,252
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	13,881

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Design Group Co. Ltd., Class A	19,400	$22,689
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	326,000	47,002
*††	China Dili Group	715,599	45,175
*	China Display Optoelectronics Technology Holdings Ltd.	400,000	22,471
	China Dongxiang Group Co. Ltd.	1,499,000	75,831
#Ω	China East Education Holdings Ltd.	169,000	129,261
*	China Eastern Airlines Corp. Ltd., Class H	736,000	295,369
	China Education Group Holdings Ltd.	303,000	481,133
	China Electronics Huada Technology Co. Ltd.	276,000	43,365
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	41,070
	China Energy Engineering Corp. Ltd., Class A	439,823	153,277
	China Energy Engineering Corp. Ltd., Class H	726,000	93,874
	China Enterprise Co. Ltd., Class A	69,300	31,374
	China Everbright Bank Co. Ltd., Class H	849,000	271,013
	China Everbright Environment Group Ltd.	920,111	409,159
#Ω	China Everbright Greentech Ltd.	282,000	69,205
	China Everbright Ltd.	398,000	309,142
	China Everbright Water Ltd.	52,712	10,473
Ω	China Feihe Ltd.	1,048,000	1,005,491
	China Film Co. Ltd., Class A	31,441	60,603
*††	China Financial Services Holdings Ltd.	19,600	797
	China Foods Ltd.	438,000	163,221
	China Galaxy Securities Co. Ltd., Class H	954,500	514,527
	China Gas Holdings Ltd.	1,060,200	1,650,539
#	China Glass Holdings Ltd.	312,000	51,108
	China Gold International Resources Corp. Ltd.	94,140	338,198
*	China Grand Automotive Services Group Co. Ltd., Class A	77,200	24,285
	China Great Wall Securities Co. Ltd., Class A	28,400	38,422
	China Greatwall Technology Group Co. Ltd., Class A	28,100	50,764
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	64,923
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	2,238
	China Hanking Holdings Ltd.	274,000	29,665
	China Harmony Auto Holding Ltd.	382,500	56,295
	China Harzone Industry Corp. Ltd., Class A	14,500	16,281
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	32,563
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	78,591
	China Hongqiao Group Ltd.	846,000	984,003
††	China Huiyuan Juice Group Ltd.	324,500	14,509
Ω	China International Capital Corp. Ltd., Class H	318,400	711,505
	China International Marine Containers Group Co. Ltd., Class H	326,700	250,914
	China Isotope & Radiation Corp.	8,000	18,660
	China Jinmao Holdings Group Ltd.	2,159,248	495,968
	China Jushi Co. Ltd., Class A	66,065	144,627
	China Kepei Education Group Ltd.	110,000	51,738
	China Kings Resources Group Co. Ltd., Class A	11,733	72,735
	China Lesso Group Holdings Ltd.	565,000	642,238
	China Life Insurance Co. Ltd., Class H	380,000	699,493
	China Lilang Ltd.	281,000	144,166
*Ω	China Literature Ltd.	95,800	502,270
	China Longyuan Power Group Corp. Ltd., Class H	363,000	501,100
*††	China Maple Leaf Educational Systems Ltd.	350,000	5,941
	China Medical System Holdings Ltd.	746,000	1,287,757
	China Meheco Co. Ltd., Class A	20,340	45,886
	China Meidong Auto Holdings Ltd.	226,000	560,737
	China Mengniu Dairy Co. Ltd.	424,000	2,045,322
	China Merchants Bank Co. Ltd., Class H	620,500	4,024,642
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	83,226
	China Merchants Land Ltd.	654,000	49,189
	China Merchants Port Holdings Co. Ltd.	576,305	807,878

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	$56,416
Ω	China Merchants Securities Co. Ltd., Class H	66,220	72,383
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	54,402
	China Minsheng Banking Corp. Ltd., Class H	958,900	358,510
#	China Modern Dairy Holdings Ltd.	922,000	130,855
	China National Accord Medicines Corp. Ltd., Class A	10,100	52,489
	China National Building Material Co. Ltd., Class H	1,810,350	1,661,098
	China National Medicines Corp. Ltd., Class A	23,300	106,171
	China National Nuclear Power Co. Ltd., Class A	285,772	256,094
Ω	China New Higher Education Group Ltd.	239,000	122,253
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	48,897
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	90,184
*	China Oil & Gas Group Ltd.	2,268,000	83,934
	China Oilfield Services Ltd., Class H	684,000	829,031
	China Oriental Group Co. Ltd.	540,000	111,124
	China Overseas Grand Oceans Group Ltd.	832,283	388,361
	China Overseas Land & Investment Ltd.	820,500	2,215,571
	China Overseas Property Holdings Ltd.	560,000	732,496
	China Pacific Insurance Group Co. Ltd., Class H	542,000	1,490,210
	China Petroleum & Chemical Corp., Class H	4,012,000	2,166,357
	China Power International Development Ltd.	1,000,999	430,337
*††	China Properties Group Ltd.	81,000	804
	China Publishing & Media Co. Ltd., Class A	24,900	18,384
	China Railway Group Ltd., Class H	995,000	542,806
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	41,781
Ω	China Railway Signal & Communication Corp. Ltd., Class H	549,000	187,083
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	29,849
*	China Rare Earth Holdings Ltd.	768,399	56,877
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	17,776
	China Reinsurance Group Corp., Class H	2,090,000	160,443
Ω	China Renaissance Holdings Ltd.	28,000	37,262
	China Resources Beer Holdings Co. Ltd.	189,807	1,428,920
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	45,653
	China Resources Cement Holdings Ltd.	1,088,000	629,216
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	66,047
	China Resources Gas Group Ltd.	400,000	1,682,094
	China Resources Land Ltd.	1,014,000	4,859,649
	China Resources Medical Holdings Co. Ltd.	337,000	263,767
	China Resources Microelectronics Ltd., Class A	3,619	29,525
Ω	China Resources Mixc Lifestyle Services Ltd.	43,400	250,056
Ω	China Resources Pharmaceutical Group Ltd.	574,500	432,740
	China Resources Power Holdings Co. Ltd.	344,690	717,972
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	12,780	92,065
	China Risun Group Ltd.	387,000	186,820
*	China Ruyi Holdings Ltd.	516,000	137,969
	China Sanjiang Fine Chemicals Co. Ltd.	461,000	98,936
	China SCE Group Holdings Ltd.	332,000	45,313
	China Science Publishing & Media Ltd., Class A	10,400	18,773
#*	China Shanshui Cement Group Ltd.	204,000	45,280
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	50,874
	China Shenhua Energy Co. Ltd., Class H	765,500	2,382,710
	China Shineway Pharmaceutical Group Ltd.	147,000	137,239
#	China Shuifa Singyes Energy Holdings Ltd.	342,000	44,123
*	China Silver Group Ltd.	554,000	31,205
*	China South City Holdings Ltd.	1,600,000	116,418
	China South Publishing & Media Group Co. Ltd., Class A	45,700	66,702
*	China Southern Airlines Co. Ltd., Class H	548,000	364,019
	China Starch Holdings Ltd.	410,000	13,380

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Development Holdings Ltd.	84,000	$22,742
	China State Construction Engineering Corp. Ltd., Class A	270,029	221,911
	China State Construction International Holdings Ltd.	432,000	517,425
	China Sunshine Paper Holdings Co. Ltd.	260,000	70,487
	China Suntien Green Energy Corp. Ltd., Class H	395,000	185,415
	China Taiping Insurance Holdings Co. Ltd.	613,000	849,024
	China Testing & Certification International Group Co. Ltd., Class A	13,944	26,598
#*	China Tianrui Group Cement Co. Ltd.	28,000	21,569
	China Tianying, Inc., Class A	79,700	65,331
	China Tourism Group Duty Free Corp. Ltd., Class A	4,100	129,821
Ω	China Tower Corp. Ltd., Class H	12,556,000	1,426,623
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	510,733
*	China TransInfo Technology Co. Ltd., Class A	42,800	64,206
*	China Travel International Investment Hong Kong Ltd.	966,000	206,254
	China Tungsten & Hightech Materials Co. Ltd., Class A	10,500	25,578
	China Vanke Co. Ltd., Class H	481,184	972,713
*††	China Vered Financial Holding Corp. Ltd.	2,070,000	5,649
	China Water Affairs Group Ltd.	244,000	212,077
	China West Construction Group Co. Ltd., Class A	32,100	38,417
*††	China Wood Optimization Holding Ltd.	56,000	1,206
	China World Trade Center Co. Ltd., Class A	11,800	29,691
Ω	China Xinhua Education Group Ltd.	71,000	9,788
	China XLX Fertiliser Ltd.	218,000	127,511
	China Yangtze Power Co. Ltd., Class A	66,200	203,896
	China Yongda Automobiles Services Holdings Ltd.	332,000	287,120
#*Ω	China Yuhua Education Corp. Ltd.	554,000	78,425
#*	China ZhengTong Auto Services Holdings Ltd.	349,500	31,722
	China Zhenhua Group Science & Technology Co. Ltd., Class A	3,600	60,605
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	40,900	19,900
*††	China Zhongwang Holdings Ltd.	809,600	32,524
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	18,184
	Chinasoft International Ltd.	758,000	666,413
*	Chindata Group Holdings Ltd., ADR	34,924	289,520
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	55,228
	Chongqing Brewery Co. Ltd., Class A	2,500	44,654
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	68,622
	Chongqing Department Store Co. Ltd., Class A	11,000	39,416
*	Chongqing Dima Industry Co. Ltd., Class A	47,700	15,268
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	19,521	52,149
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,200	32,442
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	14,602
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	39,972
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	337,766
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	13,477
	Chongqing Zhifei Biological Products Co. Ltd., Class A	8,300	120,716
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	40,385
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,900	57,102
	Chu Kong Shipping Enterprises Group Co. Ltd.	160,000	22,671
	CIFI Ever Sunshine Services Group Ltd.	240,000	131,802
	CIMC Enric Holdings Ltd.	294,000	329,971
	Cinda Real Estate Co. Ltd., Class A	61,100	50,849
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	32,777
	CITIC Ltd.	771,000	902,203
	CITIC Press Corp., Class A	5,300	16,904
	CITIC Resources Holdings Ltd.	1,542,000	97,552
	CITIC Securities Co. Ltd., Class H	260,475	595,918
*	Citychamp Watch & Jewellery Group Ltd.	516,000	84,269
*	CMGE Technology Group Ltd.	138,000	34,976

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CMOC Group Ltd., Class H	936,000	$541,760
	CMST Development Co. Ltd., Class A	63,900	48,417
*	CNFinance Holdings Ltd., ADR	6,181	12,301
	CNHTC Jinan Truck Co. Ltd., Class A	20,440	49,366
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	72,994
	CNOOC Energy Technology & Services Ltd., Class A	53,200	25,219
	COFCO Biotechnology Co. Ltd., Class A	60,100	77,433
	COFCO Joycome Foods Ltd.	837,000	271,759
	COFCO Sugar Holding Co. Ltd., Class A	34,300	36,817
	Comba Telecom Systems Holdings Ltd.	652,000	125,066
	Concord New Energy Group Ltd.	2,470,000	239,861
*	Confidence Intelligence Holdings Ltd.	12,000	48,475
	Consun Pharmaceutical Group Ltd.	207,000	109,223
	Contemporary Amperex Technology Co. Ltd., Class A	11,700	811,577
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	17,042
	COSCO SHIPPING Development Co. Ltd., Class H	1,204,000	166,372
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	318,000	299,587
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,187,997
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	73,677
	COSCO SHIPPING Ports Ltd.	805,617	609,454
	Country Garden Holdings Co. Ltd.	2,858,439	1,072,575
	Country Garden Services Holdings Co. Ltd.	364,712	985,985
	CPMC Holdings Ltd.	299,000	171,412
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	42,558
*	Crazy Sports Group Ltd.	846,000	26,687
	CRRC Corp. Ltd., Class H	518,000	234,792
	Crystal Clear Electronic Material Co. Ltd., Class A	5,063	11,919
Ω	CSC Financial Co. Ltd., Class H	136,500	141,539
	CSG Holding Co. Ltd., Class A	62,295	67,001
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	7,900	19,947
	CSPC Pharmaceutical Group Ltd.	1,994,800	2,274,476
#	CSSC Hong Kong Shipping Co. Ltd.	372,000	61,283
	CTS International Logistics Corp. Ltd., Class A	45,970	72,533
*	CWT International Ltd.	1,480,000	14,161
	Da Ming International Holdings Ltd.	36,000	9,063
	Daan Gene Co. Ltd., Class A	29,100	68,645
Ω	Dali Foods Group Co. Ltd.	752,500	335,562
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	38,810
	Dalipal Holdings Ltd.	100,000	30,485
	Daqin Railway Co. Ltd., Class A	167,965	166,760
	Dare Power Dekor Home Co. Ltd., Class A	17,700	24,755
	Dashang Co. Ltd., Class A	5,700	14,851
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,780	83,401
*	Datang International Power Generation Co. Ltd., Class H	592,000	101,426
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	23,380
	Dazhong Transportation Group Co. Ltd., Class A	59,100	27,857
	Dazzle Fashion Co. Ltd., Class A	12,500	28,919
	DBG Technology Co. Ltd., Class A	14,100	20,537
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	33,411
	Dexin China Holdings Co. Ltd.	189,000	18,293
	DHC Software Co. Ltd., Class A	76,700	70,488
	Dian Diagnostics Group Co. Ltd., Class A	15,300	60,747
#	Differ Group Auto Ltd.	990,000	28,439
	Digital China Group Co. Ltd., Class A	15,500	56,444
	Digital China Holdings Ltd.	344,000	175,447
	Digital China Information Service Co. Ltd., Class A	29,600	51,253
	Do-Fluoride Chemicals Co. Ltd., Class A	13,300	72,765
	Dong-E-E-Jiao Co. Ltd., Class A	13,500	88,128
	Dongfang Electric Corp. Ltd., Class H	84,200	150,385

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfang Electronics Co. Ltd., Class A	26,700	$34,641
	Dongfeng Motor Group Co. Ltd., Class H	952,000	567,598
	Dongguan Development Holdings Co. Ltd., Class A	26,300	36,727
	Dongjiang Environmental Co. Ltd., Class H	104,400	33,737
	Dongxing Securities Co. Ltd., Class A	44,600	55,298
	Dongyue Group Ltd.	803,000	961,329
*	DouYu International Holdings Ltd., ADR	47,088	85,700
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	44,223
	East Group Co. Ltd., Class A	21,700	23,931
	East Money Information Co. Ltd., Class A	20,856	69,887
	E-Commodities Holdings Ltd.	948,000	199,955
	Ecovacs Robotics Co. Ltd., Class A	4,500	58,282
	Edan Instruments, Inc., Class A	10,600	19,185
	Edifier Technology Co. Ltd., Class A	23,100	33,670
*	Edvantage Group Holdings Ltd.	105,794	53,816
	EEKA Fashion Holdings Ltd.	40,500	54,303
	EIT Environmental Development Group Co. Ltd., Class A	5,640	13,316
	Electric Connector Technology Co. Ltd., Class A	7,200	41,677
*	Elion Energy Co. Ltd., Class A	40,170	25,844
	ENN Energy Holdings Ltd.	89,500	1,348,472
	ENN Natural Gas Co. Ltd., Class A	40,000	107,056
	Eoptolink Technology, Inc.Ltd., Class A	5,900	22,045
	Essex Bio-technology Ltd.	122,000	66,484
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	53,106
#	EVA Precision Industrial Holdings Ltd.	414,000	61,984
	Everbright Jiabao Co. Ltd., Class A	35,500	17,595
#Ω	Everbright Securities Co. Ltd., Class H	80,600	60,395
*	EverChina International Holdings Co. Ltd.	335,000	7,132
*Ω	Everest Medicines Ltd.	40,000	127,803
*	Fang Holdings Ltd., ADR	930	558
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	51,473
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	63,589
	Fanhua, Inc., Sponsored ADR	14,536	112,799
	Far East Horizon Ltd.	852,000	769,591
	FAW Jiefang Group Co. Ltd.	26,900	32,849
	FAWER Automotive Parts Co. Ltd., Class A	37,700	27,303
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	33,900	70,668
	Fibocom Wireless, Inc., Class A	9,750	30,264
*	FIH Mobile Ltd.	1,512,000	160,388
	Financial Street Holdings Co. Ltd., Class A	69,000	53,586
	FinVolution Group, ADR	40,595	222,867
	First Capital Securities Co. Ltd., Class A	45,400	40,439
	First Tractor Co. Ltd., Class H	102,000	55,677
	Flat Glass Group Co. Ltd., Class H	116,000	363,176
	Focus Media Information Technology Co. Ltd., Class A	159,000	164,083
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,015	176,904
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	16,500	22,522
	Fosun International Ltd.	685,072	636,052
*	Founder Holdings Ltd.	214,000	13,663
	Founder Securities Co. Ltd., Class A	80,100	82,517
	Fountain SET Holdings Ltd.	350,000	38,402
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	160,436
	FriendTimes, Inc.	138,000	17,745
	Fu Shou Yuan International Group Ltd.	421,000	355,226
*	Fuan Pharmaceutical Group Co. Ltd., Class A	23,900	13,584
	Fufeng Group Ltd.	815,000	571,935
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	8,600	27,084
	Fujian Funeng Co. Ltd., Class A	13,300	24,575

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Fujian Green Pine Co. Ltd., Class A	12,800	$14,568
	Fujian Longking Co. Ltd., Class A	33,901	91,196
	Fujian Star-net Communication Co. Ltd., Class A	9,800	30,265
	Fujian Sunner Development Co. Ltd., Class A	23,000	83,789
*	Fulin Precision Co Ltd, Class A	16,800	39,306
#*	Fullshare Holdings Ltd.	2,525,000	37,300
	Fulongma Group Co. Ltd., Class A	4,400	5,963
	Fulu Holdings Ltd.	16,500	10,538
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,400	966,594
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,500	40,219
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	41,680	380,671
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	69,800	36,871
	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	36,356
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	43,496
	Gaona Aero Material Co. Ltd., Class A	2,800	18,677
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	83,946
	GCL Energy Technology Co. Ltd.	23,400	38,622
*	GCL New Energy Holdings Ltd.	144,851	21,614
*	GCL Technology Holdings Ltd.	3,085,000	854,326
*	GD Power Development Co. Ltd., Class A	38,900	22,906
#*	GDS Holdings Ltd., ADR	4,561	106,499
*	GDS Holdings Ltd., Class A	179,600	523,733
	Geely Automobile Holdings Ltd.	1,256,000	2,037,608
	GEM Co. Ltd., Class A	43,800	51,939
	Gemdale Corp., Class A	55,500	81,285
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	208,404
Ω	Genertec Universal Medical Group Co. Ltd.	474,000	290,479
*	Genimous Technology Co. Ltd., Class A	34,000	28,401
	GEPIC Energy Development Co. Ltd., Class A	30,000	23,633
	Getein Biotech, Inc., Class A	8,036	15,476
	GF Securities Co. Ltd., Class H	204,400	334,719
	Giant Network Group Co. Ltd., Class A	60,700	87,189
*	Ginlong Technologies Co. Ltd., Class A	1,950	53,148
	Glarun Technology Co. Ltd., Class A	11,900	30,487
*	Glorious Property Holdings Ltd.	1,282,000	13,876
	GoerTek, Inc., Class A	50,800	156,179
	Goke Microelectronics Co. Ltd., Class A	2,300	30,754
	Goldcard Smart Group Co. Ltd.	9,300	15,475
*	Golden Eagle Retail Group Ltd.	273,000	142,745
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	21,009
	GoldenHome Living Co. Ltd., Class A	3,640	18,592
	Goldenmax International Group Ltd., Class A	21,100	26,137
	Goldpac Group Ltd.	120,000	25,027
#*	GOME Retail Holdings Ltd.	2,956,000	52,943
*	Goodbaby International Holdings Ltd.	422,000	40,916
	GoodWe Technologies Co. Ltd., Class A	603	36,492
*	Gosuncn Technology Group Co. Ltd., Class A	16,800	8,281
	Gotion High-tech Co. Ltd., Class A	6,960	33,619
*	Gracell Biotechnologies, Inc., ADR	3,301	7,097
*	Grand Baoxin Auto Group Ltd.	386,164	22,013
*	Grand Industrial Holding Group Co. Ltd.	12,100	17,323
	Grand Pharmaceutical Group Ltd., Class L	344,000	214,383
	Grandblue Environment Co. Ltd., Class A	4,400	11,863
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	53,348
	Great Wall Motor Co. Ltd., Class H	265,500	374,873
*	Greattown Holdings Ltd., Class A	69,200	34,029
*	Greatview Aseptic Packaging Co. Ltd.	392,000	107,984
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	158,183
	Gree Real Estate Co. Ltd., Class A	23,800	34,793

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Greenland Hong Kong Holdings Ltd.	549,000	$52,561
	Greentown China Holdings Ltd.	317,500	468,113
Ω	Greentown Management Holdings Co. Ltd.	200,000	165,220
	Greentown Service Group Co. Ltd.	526,000	384,010
	GRG Banking Equipment Co. Ltd., Class A	25,300	38,183
	Guangdong Advertising Group Co. Ltd., Class A	30,400	21,846
	Guangdong Aofei Data Technology Co. Ltd., Class A	11,880	17,854
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,700	33,008
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	19,889
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	12,093
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	18,278
	Guangdong Haid Group Co. Ltd., Class A	4,000	36,949
	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	78,570
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,300	33,873
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	14,473
	Guangdong Hybribio Biotech Co. Ltd., Class A	7,182	18,961
	Guangdong Investment Ltd.	626,000	680,098
	Guangdong Land Holdings Ltd.	136,000	13,720
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	13,855
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	13,825
	Guangdong Sirio Pharma Co. Ltd., Class A	3,300	16,819
	Guangdong South New Media Co. Ltd., Class A	6,200	34,451
	Guangdong Tapai Group Co. Ltd., Class A	34,600	39,194
	Guangdong Topstar Technology Co. Ltd., Class A	9,000	21,807
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	50,505
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	24,741
	Guanghui Energy Co. Ltd., Class A	97,500	148,175
*	Guangshen Railway Co. Ltd., Class H	702,000	122,713
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	39,706
	Guangxi LiuYao Group Co. Ltd., Class A	12,200	36,456
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	95,300	38,156
	Guangzhou Automobile Group Co. Ltd., Class H	631,200	454,105
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	91,498
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	192,770
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,300	25,982
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	10,300	29,466
	Guangzhou Haige Communications Group, Inc. Co., Class A	58,800	76,486
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,700	15,379
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	30,294
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	91,176
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	49,219
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	7,000	23,552
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,400	22,433
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,134	103,329
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	43,210
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	24,968	24,545
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	42,775
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	20,029
	Guizhou Gas Group Corp. Ltd., Class A	21,400	25,623
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	44,358
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	53,612
*	Guocheng Mining Co. Ltd., Class A	9,900	25,879
	Guolian Securities Co. Ltd., Class H	130,000	71,831
	Guomai Technologies, Inc., Class A	32,100	38,164
	Guosen Securities Co. Ltd., Class A	9,100	12,669
*	Guosheng Financial Holding, Inc., Class A	32,300	45,362
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	80,152
	Guoyuan Securities Co. Ltd., Class A	80,730	85,076

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	H World Group Ltd., ADR	10,128	$480,877
#*Ω	Haichang Ocean Park Holdings Ltd.	1,256,000	296,664
	Haier Smart Home Co. Ltd., Class A	47,100	180,000
	Haier Smart Home Co. Ltd., Class H	504,799	1,861,758
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	23,315
*	Hainan Meilan International Airport Co. Ltd., Class H	57,000	172,033
	Hainan Poly Pharm Co. Ltd., Class A	13,400	52,742
	Haitian International Holdings Ltd.	270,000	828,618
	Haitong Securities Co. Ltd., Class H	488,400	336,911
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	230,000	27,316
*	Hand Enterprise Solutions Co. Ltd., Class A	15,900	22,882
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	16,500	52,901
	Hangcha Group Co. Ltd., Class A	11,640	33,500
	Hangjin Technology Co. Ltd., Class A	11,100	54,460
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	29,937
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	55,200	87,018
*	Hangzhou Century Co. Ltd., Class A	31,200	22,044
	Hangzhou First Applied Material Co. Ltd., Class A	4,800	53,597
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	27,787
	Hangzhou Lion Electronics Co. Ltd., Class A	2,368	16,400
	Hangzhou Onechance Tech Corp., Class A	5,700	23,695
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	59,898
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	71,754
	Hangzhou Silan Microelectronics Co. Ltd., Class A	10,900	57,291
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,900	142,983
	Han's Laser Technology Industry Group Co. Ltd., Class A	18,100	75,233
Ω	Hansoh Pharmaceutical Group Co. Ltd.	168,000	343,847
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,400	22,775
*Ω	Harbin Bank Co. Ltd., Class H	359,000	14,416
	Harbin Boshi Automation Co. Ltd., Class A	13,300	31,008
*	Harbin Electric Co. Ltd., Class H	312,000	160,159
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,000	10,926
*††	Harmonicare Medical Holdings Ltd.	99,000	0
	HBIS Resources Co. Ltd., Class A	12,100	26,858
*Ω	HBM Holdings Ltd.	148,000	61,800
*	HC Group, Inc.	38,500	1,937
	Health & Happiness H&H International Holdings Ltd.	95,500	178,153
*	Healthcare Co. Ltd., Class A	15,800	26,242
*	Hebei Construction Group Corp. Ltd., Class H	79,000	9,268
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,500	46,027
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,940	72,955
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	21,033
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	73,377
	Hello Group, Inc., Sponsored ADR	63,358	649,419
	Henan Jinma Energy Co. Ltd., Class H	22,000	8,818
	Henan Lingrui Pharmaceutical Co., Class A	6,200	12,802
	Henan Pinggao Electric Co. Ltd., Class A	37,500	48,230
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	19,633
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	138,756
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,500	141,817
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	22,303
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	20,000
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	17,497
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	22,880
	Hengan International Group Co. Ltd.	270,000	1,328,226
*	Hengdeli Holdings Ltd.	1,112,000	29,851
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	102,877
	Hengli Petrochemical Co. Ltd., Class A	70,500	183,300
	Hengtong Optic-electric Co. Ltd., Class A	21,600	49,720

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hengyi Petrochemical Co. Ltd., Class A	74,250	$85,954
	Hesteel Co. Ltd., Class A	335,900	120,118
	Hexing Electrical Co. Ltd., Class A	15,400	42,778
*	Hi Sun Technology China Ltd.	819,000	91,979
	Hisense Home Appliances Group Co. Ltd., Class H	128,000	181,668
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,800	84,291
*	Holitech Technology Co. Ltd., Class A	95,400	42,167
	Homeland Interactive Technology Ltd.	116,000	23,389
*	Hongda Xingye Co. Ltd., Class A	56,700	25,568
	Hongfa Technology Co. Ltd., Class A	15,260	84,865
*	Honghua Group Ltd.	1,432,000	45,764
*	Hongli Zhihui Group Co. Ltd., Class A	8,800	9,678
	Hongta Securities Co. Ltd., Class A	18,450	22,356
*††Ω	Honworld Group Ltd.	72,000	7,805
Ω	Hope Education Group Co. Ltd.	1,104,000	112,960
#	Hopson Development Holdings Ltd.	420,596	498,514
*Ω	Hua Hong Semiconductor Ltd.	235,000	908,698
*	Hua Yin International Holdings Ltd.	385,000	20,368
	Huaan Securities Co. Ltd., Class A	94,120	69,925
	Huadian Power International Corp. Ltd., Class H	402,000	160,920
	Huadong Medicine Co. Ltd., Class A	12,000	84,448
	Huafon Chemical Co. Ltd., Class A	110,500	124,549
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,600	27,162
	Huafu Fashion Co. Ltd., Class A	26,800	12,440
	Huagong Tech Co. Ltd., Class A	11,400	31,759
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	98,060
	Hualan Biological Engineering, Inc., Class A	15,869	52,548
*	Huaneng Power International, Inc., Class H	646,000	315,403
*	Huanxi Media Group Ltd.	20,000	3,089
	Huapont Life Sciences Co. Ltd., Class A	52,000	41,446
Ω	Huatai Securities Co. Ltd., Class H	221,600	286,932
*	Huawen Media Group, Class A	59,000	22,402
*	Huaxi Holdings Co. Ltd.	42,000	8,933
	Huaxi Securities Co. Ltd., Class A	66,300	80,387
	Huaxia Bank Co. Ltd., Class A	75,900	58,627
	Huaxin Cement Co. Ltd., Class A	33,600	81,468
	Huayu Automotive Systems Co. Ltd., Class A	62,951	170,347
	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	47,956
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	47,332
	Hubei Energy Group Co. Ltd., Class A	31,500	19,856
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	73,262
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	136,654
	Huishang Bank Corp. Ltd., Class H	268,400	84,537
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,200	23,426
	Humanwell Healthcare Group Co. Ltd., Class A	21,400	84,333
	Hunan Aihua Group Co. Ltd., Class A	11,300	46,204
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	26,690
	Hunan Gold Corp. Ltd., Class A	30,900	72,129
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	36,935
	Hunan Valin Steel Co. Ltd., Class A	202,040	148,875
	Hundsun Technologies, Inc., Class A	3,276	22,971
#*	HUYA, Inc., ADR	28,276	155,518
*Ω	Hygeia Healthcare Holdings Co. Ltd.	55,200	438,102
*	Hytera Communications Corp. Ltd., Class A	62,600	52,624
*	HyUnion Holding Co. Ltd., Class A	21,900	26,873
*	IAT Automobile Technology Co. Ltd., Class A	9,000	16,566
*	IBO Technology Co. Ltd.	24,000	5,314
*Ω	iDreamSky Technology Holdings Ltd.	142,800	71,650
	Iflytek Co. Ltd., Class A	4,800	28,912

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	IKD Co. Ltd., Class A	15,900	$56,127
*	I-Mab, Sponsored ADR	4,515	27,180
Ω	IMAX China Holding, Inc.	21,500	28,772
	Imeik Technology Development Co. Ltd., Class A	602	53,234
	Industrial & Commercial Bank of China Ltd., Class H	7,090,000	3,792,574
	Industrial Bank Co. Ltd., Class A	147,900	387,057
	Industrial Securities Co. Ltd., Class A	83,720	85,783
	Infore Environment Technology Group Co. Ltd., Class A	49,800	36,045
#*Ω	Ingdan, Inc.	206,000	45,789
	Ingenic Semiconductor Co. Ltd., Class A	2,300	26,632
*	Inkeverse Group Ltd.	53,000	7,048
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	92,862
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	121,773
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	28,420	70,736
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	114,805
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	32,443
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	45,200	44,468
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	39,700	191,820
	Inner Mongolia Yitai Coal Co. Ltd., Class H	52,800	74,931
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	104,606
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	28,148
*	Inspur International Ltd.	132,000	81,213
*	Inspur Software Co. Ltd., Class A	8,000	18,396
	Intco Medical Technology Co. Ltd., Class A	19,526	72,407
#*Ω	International Alliance Financial Leasing Co. Ltd.	168,000	364,225
	Intron Technology Holdings Ltd.	23,000	16,179
*	iQIYI, Inc., ADR	102,128	684,258
	IReader Technology Co. Ltd., Class A	7,700	18,781
*	IRICO Group New Energy Co. Ltd., Class H	8,500	11,413
	IVD Medical Holding Ltd.	114,000	28,384
	JA Solar Technology Co. Ltd., Class A	8,500	83,294
*Ω	Jacobio Pharmaceuticals Group Co. Ltd.	36,300	29,714
	Jafron Biomedical Co. Ltd., Class A	10,500	52,593
	Jason Furniture Hangzhou Co. Ltd., Class A	4,400	27,857
	JCET Group Co. Ltd., Class A	35,400	140,439
*Ω	JD Health International, Inc.	14,400	119,582
	JD.com, Inc., Class A	46,807	1,389,857
	Jenkem Technology Co. Ltd., Class A	866	22,367
*	JH Educational Technology, Inc.	62,000	10,569
*	Jiajiayue Group Co. Ltd., Class A	10,300	18,259
	Jiangling Motors Corp. Ltd., Class A	9,800	21,906
*	Jiangnan Group Ltd.	756,000	18,459
	Jiangsu Azure Corp., Class A	7,900	17,835
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,048	14,353
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,600	27,727
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	72,017
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	5,700	43,281
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	71,736
*	Jiangsu Etern Co. Ltd., Class A	25,300	14,872
	Jiangsu Expressway Co. Ltd., Class H	216,000	212,734
	Jiangsu Guomao Reducer Co. Ltd., Class A	4,620	15,368
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	62,960
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	55,502
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,933	49,695
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,004	28,823
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	6,100	18,052
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	20,739
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	45,255

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	$23,743
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	45,840
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	68,550
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	26,000	18,054
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,875	32,875
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	60,078
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	65,255
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	23,100	42,935
	Jiangsu Shagang Co. Ltd., Class A	51,900	33,105
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	50,735
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	3,200	12,472
	Jiangsu ToLand Alloy Co. Ltd., Class A	3,200	22,861
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	365,220
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,700	76,966
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	69,400
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,720	34,642
	Jiangsu Zhongtian Technology Co. Ltd., Class A	16,300	39,628
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,200	30,845
	Jiangxi Copper Co. Ltd., Class H	345,000	594,109
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	24,655
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	3,300	6,176
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	22,224
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	37,983
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	31,239
	Jiayou International Logistics Co. Ltd., Class A	9,380	33,145
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	69,129
*	Jilin Electric Power Co. Ltd., Class A	20,200	18,122
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	38,300	13,166
	Jinchuan Group International Resources Co. Ltd.	653,000	64,368
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	130,463
	Jingjin Equipment, Inc., Class A	11,900	53,298
*††	Jingrui Holdings Ltd.	262,000	7,351
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	27,011
	Jinhui Liquor Co. Ltd., Class A	8,000	29,926
#*	JinkoSolar Holding Co. Ltd., ADR	11,019	621,251
*	Jinmao Property Services Co. Ltd.	30,120	18,598
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	78,977
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	16,990
	Jinneng Science&Technology Co. Ltd., Class A	32,000	46,562
	Jinyu Bio-Technology Co. Ltd., Class A	9,900	15,691
	JiuGui Liquor Co. Ltd., Class A	3,100	64,776
Ω	Jiumaojiu International Holdings Ltd.	239,000	612,361
	Jiuzhitang Co. Ltd., Class A	27,700	37,855
	Jizhong Energy Resources Co. Ltd., Class A	110,900	108,396
	JNBY Design Ltd.	88,500	114,795
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	68,563
	Joinn Laboratories China Co. Ltd., Class A	6,232	58,906
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,600	99,691
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	70,342
*	Joy City Property Ltd.	1,858,000	87,513
	Joyoung Co. Ltd., Class A	17,316	47,780
#	JOYY, Inc., ADR	20,495	731,262
#Ω	JS Global Lifestyle Co. Ltd.	275,000	332,551
	JSTI Group, Class A	30,744	26,744
	Ju Teng International Holdings Ltd.	328,000	63,814
	Juewei Food Co. Ltd., Class A	5,600	44,308
*	Juneyao Airlines Co. Ltd., Class A	29,200	66,098
	Jushri Technologies, Inc., Class A	7,040	14,220
*	Jutal Offshore Oil Services Ltd.	8,000	521

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JY Grandmark Holdings Ltd.	98,000	$16,881
*	Kaiser China Cultural Co. Ltd., Class A	31,000	22,518
*	Kaishan Group Co. Ltd., Class A	13,200	31,613
*Ω	Kangda International Environmental Co. Ltd.	244,000	17,102
	Kangji Medical Holdings Ltd.	9,000	10,673
*	Kanzhun Ltd., ADR	2,118	51,446
#*	Kasen International Holdings Ltd.	310,000	15,393
	KBC Corp. Ltd., Class A	721	26,581
	Keboda Technology Co. Ltd., Class A	1,800	17,575
	Keeson Technology Corp. Ltd., Class A	8,576	15,935
	Kehua Data Co. Ltd., Class A	9,400	70,544
*	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	38,504
	Kinetic Development Group Ltd.	130,000	10,617
	Kingboard Holdings Ltd.	273,500	1,117,203
	Kingboard Laminates Holdings Ltd.	427,500	521,259
	KingClean Electric Co. Ltd., Class A	9,180	42,351
*	Kingdee International Software Group Co. Ltd.	28,000	61,110
	Kingfa Sci & Tech Co. Ltd., Class A	60,200	90,229
	Kingsoft Corp. Ltd.	301,000	1,108,294
*	Ko Yo Chemical Group Ltd.	976,000	19,835
	Konfoong Materials International Co. Ltd., Class A	3,000	31,915
	Konka Group Co. Ltd., Class A	49,000	34,262
	KPC Pharmaceuticals, Inc., Class A	24,300	60,768
	Kuang-Chi Technologies Co. Ltd., Class A	6,500	17,740
	Kunlun Energy Co. Ltd.	1,904,000	1,501,599
	Kunlun Tech Co. Ltd., Class A	30,700	74,886
	Kunming Yunnei Power Co. Ltd., Class A	42,400	17,088
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,100	12,877
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,100	10,600
	Kweichow Moutai Co. Ltd., Class A	5,138	1,408,685
#*	KWG Group Holdings Ltd.	477,000	126,722
	KWG Living Group Holdings Ltd.	325,750	76,517
*	Lakala Payment Co. Ltd., Class A	24,000	59,890
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	26,333
	Lao Feng Xiang Co. Ltd., Class A	6,800	48,589
	Laobaixing Pharmacy Chain JSC, Class A	11,410	66,854
*	Launch Tech Co. Ltd., Class H	1,500	455
	LB Group Co. Ltd., Class A	47,900	148,246
	Lee & Man Chemical Co. Ltd.	62,000	52,970
	Lee & Man Paper Manufacturing Ltd.	600,000	262,907
	Lee's Pharmaceutical Holdings Ltd.	149,500	36,569
Ω	Legend Holdings Corp., Class H	198,500	232,493
	Lenovo Group Ltd.	2,504,000	2,008,380
	Lens Technology Co. Ltd., Class A	48,000	94,791
*	Leo Group Co. Ltd., Class A	204,800	56,236
	Lepu Medical Technology Beijing Co. Ltd., Class A	31,300	103,579
	Levima Advanced Materials Corp., Class A	6,500	37,861
*	LexinFintech Holdings Ltd., ADR	38,480	127,754
	Leyard Optoelectronic Co. Ltd., Class A	75,300	68,216
#*	Li Auto, Inc., ADR	11,013	274,224
*	Li Auto, Inc., Class A	10,100	123,586
	Li Ning Co. Ltd.	349,000	3,450,097
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	27,320
	Liao Ning Oxiranchem, Inc., Class A	9,800	12,629
	Liaoning Cheng Da Co. Ltd., Class A	20,500	40,246
	Lier Chemical Co. Ltd., Class A	15,680	43,930
*	Lifestyle China Group Ltd.	232,000	31,437
*	Lifetech Scientific Corp.	972,000	387,633
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	57,600	27,455

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Lingyi iTech Guangdong Co., Class A	102,700	$81,836
	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	24,701
	Livzon Pharmaceutical Group, Inc., Class H	40,271	137,161
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	50,322
	LK Technology Holdings Ltd.	167,250	195,086
	Loncin Motor Co. Ltd., Class A	55,897	44,631
	Long Yuan Construction Group Co. Ltd., Class A	40,000	34,154
Ω	Longfor Group Holdings Ltd.	577,000	1,906,472
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	13,046
	LONGi Green Energy Technology Co. Ltd., Class A	60,844	436,156
	Longshine Technology Group Co. Ltd., Class A	13,800	51,207
	Lonking Holdings Ltd.	1,099,000	224,544
	Luenmei Quantum Co. Ltd., Class A	19,608	19,103
	Luolai Lifestyle Technology Co. Ltd., Class A	19,600	34,250
*	Luoniushan Co. Ltd., Class A	26,700	27,550
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	18,037
*	Luoyang Glass Co. Ltd., Class H	38,000	46,816
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	1,700	16,042
	Lushang Health Industry Development Co. Ltd., Class A	22,600	37,550
	Luxi Chemical Group Co. Ltd., Class A	47,000	93,634
	Luxshare Precision Industry Co. Ltd., Class A	24,909	120,628
*Ω	Luye Pharma Group Ltd.	724,000	371,916
	Luzhou Laojiao Co. Ltd., Class A	9,000	317,204
*	LVGEM China Real Estate Investment Co. Ltd.	376,000	62,300
	Maanshan Iron & Steel Co. Ltd., Class H	276,000	67,389
	Maccura Biotechnology Co. Ltd., Class A	16,300	44,665
	Mango Excellent Media Co. Ltd., Class A	31,602	143,203
*Ω	Maoyan Entertainment	130,600	164,199
*	Markor International Home Furnishings Co. Ltd., Class A	50,200	21,809
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	22,612
*	Meilleure Health International Industry Group Ltd.	444,000	16,997
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	65,100	61,587
*Ω	Meitu, Inc.	603,000	149,633
*Ω	Meituan, Class B	57,020	1,274,732
	Metallurgical Corp. of China Ltd., Class H	834,000	188,625
	Midea Group Co. Ltd., Class A	52,200	428,384
Ω	Midea Real Estate Holding Ltd.	75,600	114,786
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,000	35,607
	Min Xin Holdings Ltd.	48,000	16,891
	Ming Yang Smart Energy Group Ltd., Class A	15,900	65,800
#	Ming Yuan Cloud Group Holdings Ltd.	177,000	166,352
*	Mingfa Group International Co. Ltd.	299,000	14,311
	Minmetals Land Ltd.	846,000	59,981
Ω	Minsheng Education Group Co. Ltd.	92,000	6,117
	Minth Group Ltd.	350,000	1,027,251
	MLS Co. Ltd., Class A	42,600	54,933
*	MMG Ltd.	1,424,000	461,634
	Monalisa Group Co. Ltd., Class A	4,900	14,693
*	Montnets Cloud Technology Group Co. Ltd., Class A	7,500	13,571
*Ω	Mulsanne Group Holding Ltd.	28,500	10,920
	Muyuan Foods Co. Ltd., Class A	8,767	64,923
*	Myhome Real Estate Development Group Co. Ltd., Class A	43,700	9,127
	MYS Group Co. Ltd., Class A	47,900	27,353
*††	Nan Hai Corp. Ltd.	7,550,000	12,614
	NanJi E-Commerce Co. Ltd., Class A	47,100	32,763
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	5,200	17,271
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	26,701
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	61,317
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	26,730	75,396

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	$26,077
	Nanjing Securities Co. Ltd., Class A	25,800	32,429
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	41,542
	Nanjing Yunhai Special Metals Co. Ltd., Class A	9,400	31,003
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,800	43,778
	NARI Technology Co. Ltd., Class A	27,344	107,152
*	Natural Food International Holding Ltd., Class H	98,000	7,881
	NavInfo Co. Ltd., Class A	19,200	34,211
	NetDragon Websoft Holdings Ltd.	84,000	195,118
	NetEase, Inc., ADR	32,467	2,876,901
	New China Life Insurance Co. Ltd., Class H	290,300	778,573
	New Hope Dairy Co. Ltd., Class A	9,600	18,827
*	New Hope Liuhe Co. Ltd., Class A	31,400	61,031
*	New World Department Store China Ltd.	182,000	19,952
	Newland Digital Technology Co. Ltd., Class A	17,900	37,742
	Nexteer Automotive Group Ltd.	346,000	251,688
	Nine Dragons Paper Holdings Ltd.	946,000	848,046
	Ninestar Corp., Class A	6,700	51,001
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	13,900	12,244
	Ningbo Construction Co. Ltd., Class A	28,900	19,563
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	27,223
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	49,792
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	13,500	33,220
*	Ningbo Joyson Electronic Corp., Class A	25,200	59,795
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,400	61,051
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,483	29,105
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	67,305
	Ningbo Xusheng Group Co. Ltd., Class A	3,920	23,612
	Ningbo Yunsheng Co. Ltd., Class A	34,900	63,125
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	118,450
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	30,093
#*	NIO, Inc., ADR	18,358	221,581
*	NIO, Inc., Class A	5,270	63,262
*	Niu Technologies, Sponsored ADR	9,365	50,477
*	Noah Holdings Ltd., Sponsored ADR	3,563	67,448
	Norinco International Cooperation Ltd., Class A	35,880	47,533
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	51,014
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	59,509
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	11,819
	Northeast Securities Co. Ltd., Class A	59,500	61,220
	Northking Information Technology Co. Ltd., Class A	5,880	25,243
	NSFOCUS Technologies Group Co. Ltd., Class A	14,100	26,175
#*	NVC International Holdings Ltd.	1,091,000	14,486
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	8,200	11,872
*	Oceanwide Holdings Co. Ltd., Class A	82,800	16,073
*	Offcn Education Technology Co. Ltd., Class A	4,700	4,284
	Offshore Oil Engineering Co. Ltd., Class A	83,400	82,381
*	OFILM Group Co. Ltd., Class A	64,800	48,475
	Olympic Circuit Technology Co. Ltd., Class C	6,400	15,335
	Oppein Home Group, Inc., Class A	2,400	44,774
	Opple Lighting Co. Ltd., Class A	10,400	25,872
	ORG Technology Co. Ltd., Class A	67,184	49,997
*	Orient Group, Inc., Class A	113,200	41,472
	Orient Overseas International Ltd.	36,500	606,733
Ω	Orient Securities Co. Ltd., Class H	192,400	113,610
	Oriental Pearl Group Co. Ltd., Class A	69,700	69,148
*	Ourpalm Co. Ltd., Class A	51,000	25,740
	Ovctek China, Inc., Class A	5,180	28,511
*	Overseas Chinese Town Asia Holdings Ltd.	120,000	13,604

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Pacific Online Ltd.	129,000	$13,480
*	Pacific Securities Co. Ltd., Class A	130,500	53,470
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	15,500	54,071
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	127,800	98,738
	PAX Global Technology Ltd.	334,000	315,680
	PCI Technology Group Co. Ltd., Class A	48,840	41,607
*Ω	Peijia Medical Ltd.	35,000	55,950
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	47,564
	People.cn Co. Ltd., Class A	12,100	30,152
	People's Insurance Co. Group of China Ltd. , Class H	1,098,000	370,163
	Perennial Energy Holdings Ltd.	80,000	10,648
	Perfect World Co. Ltd., Class A	17,000	35,459
	PetroChina Co. Ltd., Class H	3,612,000	1,932,239
Ω	Pharmaron Beijing Co. Ltd., Class H	41,050	300,893
	PhiChem Corp., Class A	7,100	19,323
*	Phoenix Media Investment Holdings Ltd.	556,000	24,855
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,229,718
*	Pinduoduo, Inc., ADR	2,795	273,854
	Ping An Bank Co. Ltd., Class A	129,800	289,321
#*Ω	Ping An Healthcare & Technology Co. Ltd.	111,500	295,252
	Ping An Insurance Group Co. of China Ltd., Class H	837,500	6,505,450
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	117,879
*	PNC Process Systems Co. Ltd., Class A	3,200	18,307
*	Polaris Bay Group Co. Ltd., Class A	35,100	38,263
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	74,100
	Poly Property Group Co. Ltd.	1,058,189	251,171
	Poly Property Services Co. Ltd., Class H	47,200	334,803
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,149,000	781,903
	Pou Sheng International Holdings Ltd.	921,000	110,325
	Power Construction Corp. of China Ltd., Class A	119,400	124,388
	Prinx Chengshan Holding Ltd.	37,000	31,661
	Proya Cosmetics Co. Ltd., Class A	1,680	41,113
*	Pujiang International Group Ltd.	26,000	2,030
#*	Q Technology Group Co. Ltd.	154,000	104,376
	Qianhe Condiment & Food Co. Ltd., Class A	6,192	20,607
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	23,447
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	18,020
	Qingdao Gon Technology Co. Ltd., Class A	4,700	21,494
	Qingdao Haier Biomedical Co. Ltd., Class A	3,256	35,030
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	33,910
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	3,100	13,679
Ω	Qingdao Port International Co. Ltd., Class H	81,000	40,247
	Qingdao Rural Commercial Bank Corp., Class A	141,300	61,799
	Qingdao Sentury Tire Co. Ltd., Class A	4,700	20,624
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	35,900
	Qingdao Topscomm Communication, Inc., Class A	24,300	35,363
	Qingling Motors Co. Ltd., Class H	330,000	47,977
	Qinhuangdao Port Co. Ltd., Class H	125,500	19,059
*	Qudian, Inc., Sponsored ADR	72,373	89,743
	Quectel Wireless Solutions Co. Ltd., Class A	1,300	21,522
#	Radiance Holdings Group Co. Ltd.	65,000	34,000
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	29,338
*	Raisecom Technology Co. Ltd., Class A	5,700	6,046
*	Rastar Group, Class A	39,100	17,507
	Raytron Technology Co. Ltd., Class A	3,690	24,179
	Realcan Pharmaceutical Group Co. Ltd., Class A	39,500	23,923
Ω	Red Star Macalline Group Corp. Ltd., Class H	166,668	80,076
#*Ω	Redco Properties Group Ltd.	656,000	128,748
*Ω	Remegen Co. Ltd., Class H	7,500	60,646

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	37,500	$35,692
	Rianlon Corp., Class A	4,200	34,326
	Richinfo Technology Co. Ltd., Class A	11,600	31,479
*	Risen Energy Co. Ltd., Class A	14,500	73,233
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	38,347
	Riyue Heavy Industry Co. Ltd., Class A	7,000	24,949
	Road King Infrastructure Ltd.	83,000	41,253
	Rockchip Electronics Co. Ltd., Class A	1,900	21,355
	Rongan Property Co. Ltd., Class A	57,100	27,614
	Rongsheng Petrochemical Co. Ltd., Class A	92,750	182,330
	Ruida Futures Co. Ltd., Class A	9,100	21,302
	Runjian Co. Ltd., Class A	5,100	34,568
	Sai Micro Electronics, Inc., Class A	11,900	28,875
	SAIC Motor Corp. Ltd., Class A	38,465	85,809
	Sailun Group Co. Ltd., Class A	35,700	53,051
	Sanan Optoelectronics Co. Ltd., Class A	12,000	33,633
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	16,357
	Sangfor Technologies, Inc., Class A	900	20,183
	Sanquan Food Co. Ltd., Class A	14,960	38,249
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	52,715
	Sansure Biotech, Inc., Class A	14,206	48,331
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	373,774
	Sany Heavy Industry Co. Ltd., Class A	33,700	87,669
	Satellite Chemical Co. Ltd., Class A	80,627	211,937
*	Saurer Intelligent Technology Co. Ltd., Class A	42,600	18,532
	SDIC Power Holdings Co. Ltd., Class A	35,400	55,303
	Sealand Securities Co. Ltd., Class A	152,319	80,008
*	Seazen Group Ltd.	890,761	347,069
*	Seazen Holdings Co. Ltd., Class A	35,100	111,005
#	S-Enjoy Service Group Co. Ltd.	82,000	87,999
	SF Holding Co. Ltd., Class A	36,400	317,710
	SG Micro Corp., Class A	3,100	82,041
	Shaanxi Coal Industry Co. Ltd., Class A	173,700	503,714
	Shaanxi Construction Machinery Co. Ltd., Class A	24,440	22,550
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	89,700	209,091
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	31,342	89,167
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	38,396
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	21,446
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	27,500	53,275
Ω	Shandong Gold Mining Co. Ltd., Class H	92,000	177,429
	Shandong Head Group Co. Ltd., Class A	6,900	26,002
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	59,796
	Shandong Hi-speed Co. Ltd., Class A	12,100	10,655
*	Shandong Hi-Speed New Energy Group Ltd.	9,445,714	71,132
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	170,189
	Shandong Humon Smelting Co. Ltd., Class A	22,300	38,294
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,600	19,517
	Shandong Linglong Tyre Co. Ltd., Class A	25,595	83,725
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	24,400	8,854
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	121,953
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	16,427
	Shandong Pharmaceutical Glass Co. Ltd., Class A	9,400	40,315
	Shandong Publishing & Media Co. Ltd., Class A	46,300	43,996
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	106,366
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	705,600	1,172,975
	Shandong Xiantan Co. Ltd., Class A	21,200	29,759
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	77,676
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	78,601
	Shanghai AJ Group Co. Ltd., Class A	48,900	42,158

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai AtHub Co. Ltd., Class A	8,800	$36,503
	Shanghai Bailian Group Co. Ltd., Class A	41,500	72,675
	Shanghai Baolong Automotive Corp., Class A	3,100	23,060
	Shanghai Baosight Software Co. Ltd., Class A	10,309	76,489
	Shanghai Belling Co. Ltd., Class A	14,800	42,030
	Shanghai Chinafortune Co. Ltd., Class A	16,400	29,806
	Shanghai Construction Group Co. Ltd., Class A	167,228	65,157
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	6,597	17,959
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	161
*	Shanghai Electric Group Co. Ltd., Class H	694,000	164,074
*	Shanghai Electric Power Co. Ltd., Class A	16,600	24,828
	Shanghai Environment Group Co. Ltd., Class A	24,600	33,459
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	65,000	209,588
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	81,000	337,636
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	4,760	21,618
	Shanghai Gench Education Group Ltd.	21,500	10,887
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	42,773
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	41,322
	Shanghai Industrial Development Co. Ltd., Class A	38,400	20,679
	Shanghai Industrial Holdings Ltd.	218,000	293,810
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	77,629
	Shanghai International Port Group Co. Ltd., Class A	38,600	30,537
	Shanghai Jahwa United Co. Ltd., Class A	6,400	29,840
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	64,045
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	18,518
#*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	3,600	17,429
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	17,215	31,142
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	18,200	62,632
	Shanghai Kinetic Medical Co. Ltd., Class A	14,800	15,878
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	35,691
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	31,763
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	32,086
	Shanghai M&G Stationery, Inc., Class A	7,700	61,298
	Shanghai Maling Aquarius Co. Ltd., Class A	27,800	33,537
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	35,549
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,000	31,149
	Shanghai Moons' Electric Co. Ltd., Class A	6,800	43,712
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	285,300	503,039
	Shanghai Pioneer Holding Ltd.	237,000	66,937
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	22,798
	Shanghai Pudong Development Bank Co. Ltd., Class A	192,834	210,705
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,260	67,823
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	88,379
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	2,200	6,854
*	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	20,260
	Shanghai Shenda Co. Ltd., Class A	26,200	14,335
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	38,277
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	29,540
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	22,752
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	65,953
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	34,573
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	39,413
	Shanghai Weaver Network Co. Ltd., Class A	2,160	19,153
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	22,224
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	13,213
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	71,051
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,300	77,632
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	23,321
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	40,232

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Co. Ltd., Class A	56,160	$48,091
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	225,779
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	32,700	69,011
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	70,500	207,156
	Shanxi Meijin Energy Co. Ltd., Class A	85,600	122,276
	Shanxi Securities Co. Ltd., Class A	61,360	53,908
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	108,388
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	218,199
	Shanying International Holding Co. Ltd., Class A	140,300	52,405
	Shede Spirits Co. Ltd., Class A	6,500	172,688
	Shenergy Co. Ltd., Class A	31,800	25,654
*	Shengda Resources Co. Ltd., Class A	12,200	24,939
	Shenghe Resources Holding Co. Ltd., Class A	19,700	48,069
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	118,487
	Shengyi Technology Co. Ltd., Class A	40,831	97,863
	Shengyuan Environmental Protection Co. Ltd., Class A	4,700	12,664
	Shennan Circuits Co. Ltd., Class A	7,085	80,304
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	56,368
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,300	48,594
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	34,227
	Shenzhen Airport Co. Ltd., Class A	46,800	51,718
	Shenzhen Aisidi Co. Ltd., Class A	36,600	51,093
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	16,744
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	41,904
*	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	16,049
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	24,324
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	15,618
*	Shenzhen Comix Group Co. Ltd., Class A	8,600	9,436
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	20,992
	Shenzhen Desay Battery Technology Co., Class A	5,075	35,871
	Shenzhen Dynanonic Co. Ltd., Class A	1,040	41,559
	Shenzhen Ellassay Fashion Co. Ltd., Class A	7,000	10,973
	Shenzhen Energy Group Co. Ltd., Class A	33,500	30,746
	Shenzhen Envicool Technology Co. Ltd., Class A	3,900	20,705
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	65,120
	Shenzhen Expressway Corp. Ltd., Class H	178,000	162,761
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	37,400	59,863
	Shenzhen Gas Corp. Ltd., Class A	35,600	37,873
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	32,043
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	26,360
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	33,493
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	31,801
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	18,950
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	29,651
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	69,837
	Shenzhen International Holdings Ltd.	706,555	689,347
	Shenzhen Investment Ltd.	1,293,262	253,812
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	41,282
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	16,725
	Shenzhen Kaifa Technology Co. Ltd., Class A	44,800	77,360
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	41,041
	Shenzhen Kedali Industry Co. Ltd., Class A	3,100	69,457
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	46,309
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,400	30,380
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	36,114
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	17,340
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,621	228,463
*	Shenzhen MTC Co. Ltd., Class A	130,000	76,048
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	40,975

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	$28,818
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	89,974
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,500	22,808
	Shenzhen SED Industry Co. Ltd., Class A	11,400	45,647
	Shenzhen SEG Co. Ltd., Class A	23,000	24,355
	Shenzhen Senior Technology Material Co. Ltd., Class A	11,743	40,664
	Shenzhen Sunline Tech Co. Ltd., Class A	16,859	28,167
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	60,038
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	26,302
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	45,980
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	43,261
	Shenzhen Topband Co. Ltd., Class A	20,900	37,752
	Shenzhen Transsion Holdings Co. Ltd., Class A	7,427	94,255
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	8,590
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	36,120
*	Shenzhen World Union Group, Inc., Class A	62,600	29,940
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	29,126
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	38,365
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	15,955
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	77,885
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	42,679
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	51,586
	Shenzhou International Group Holdings Ltd.	84,800	1,067,939
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	42,905
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	17,640	76,012
*††	Shimao Group Holdings Ltd.	319,500	67,537
	Shinghwa Advanced Material Group Co. Ltd., Class A	3,100	47,552
	Shinva Medical Instrument Co. Ltd., Class A	10,200	37,643
	Shoucheng Holdings Ltd.	738,800	177,619
	Shougang Fushan Resources Group Ltd.	925,525	335,245
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	32,251
	Shui On Land Ltd.	1,562,500	211,628
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	30,061
*	Sichuan Development Lomon Co. Ltd., Class A	39,300	66,972
	Sichuan Expressway Co. Ltd., Class H	138,000	33,461
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	30,652
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	99,064
	Sichuan Hexie Shuangma Co. Ltd., Class A	11,400	44,328
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	9,691
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,419	54,074
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	22,410
*	Sichuan New Energy Power Co. Ltd.	20,600	60,580
	Sichuan Road & Bridge Group Co. Ltd., Class A	79,500	138,244
	Sichuan Swellfun Co. Ltd., Class A	4,400	53,314
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	5,900	15,259
	Sichuan Yahua Industrial Group Co. Ltd., Class A	15,200	58,291
	Sieyuan Electric Co. Ltd., Class A	11,000	71,106
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,583,000	202,689
*	Silver Grant International Holdings Group Ltd.	676,000	30,238
Ω	Simcere Pharmaceutical Group Ltd.	110,000	152,492
	Sino Biopharmaceutical Ltd.	2,168,250	1,261,677
	Sino Wealth Electronic Ltd., Class A	6,292	39,459
	Sinocare, Inc., Class A	5,900	31,877
	Sinochem International Corp., Class A	74,300	78,683
	Sinofert Holdings Ltd.	910,000	125,566
	Sinofibers Technology Co. Ltd., Class A	6,400	54,498
	Sinolink Securities Co. Ltd., Class A	39,100	57,287
*	Sinolink Worldwide Holdings Ltd.	1,173,600	27,539
	Sinoma International Engineering Co., Class A	54,000	73,309

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinoma Science & Technology Co. Ltd., Class A	39,550	$145,856
	Sinomach Automobile Co. Ltd., Class A	14,500	20,418
	Sinomine Resource Group Co. Ltd., Class A	1,800	24,014
	Sino-Ocean Group Holding Ltd.	754,500	113,561
	Sinopec Engineering Group Co. Ltd., Class H	659,000	332,180
	Sinopec Kantons Holdings Ltd.	530,000	188,194
*	Sinopec Oilfield Service Corp., Class H	954,000	74,350
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,044,000	186,588
	Sinopharm Group Co. Ltd., Class H	524,400	1,285,300
	Sino-Platinum Metals Co. Ltd., Class A	8,619	21,137
	Sinoseal Holding Co. Ltd., Class A	2,800	17,301
	Sinosoft Co. Ltd., Class A	9,900	45,148
	Sinotrans Ltd., Class H	858,000	295,966
	Sinotruk Hong Kong Ltd.	435,500	752,958
	Skyworth Digital Co. Ltd., Class A	21,087	47,791
	Skyworth Group Ltd.	520,239	333,280
#Ω	Smoore International Holdings Ltd.	466,000	702,479
	Sobute New Materials Co. Ltd., Class A	5,400	13,270
*	SOHO China Ltd.	1,005,000	194,712
*	Sohu.com Ltd., ADR	5,397	87,000
	Solargiga Energy Holdings Ltd.	314,000	11,203
	Songcheng Performance Development Co. Ltd., Class A	21,000	45,332
	SooChow Securities Co. Ltd., Class A	22,620	23,851
*	South Manganese Investment Ltd.	460,000	42,994
	Southwest Securities Co. Ltd., Class A	65,000	38,513
*	Spring Airlines Co. Ltd., Class A	6,800	60,824
*	SPT Energy Group, Inc.	558,000	18,934
	SSY Group Ltd.	897,026	558,038
	State Grid Information & Communication Co. Ltd., Class A	12,300	30,919
*	STO Express Co. Ltd., Class A	26,000	40,329
	Sumavision Technologies Co. Ltd., Class A	15,900	12,249
	Sun Art Retail Group Ltd.	775,000	313,008
*	Sun King Technology Group Ltd.	278,000	74,735
	Sun-Create Electronics Co. Ltd., Class A	1,170	5,599
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	37,241
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	14,674
	Sungrow Power Supply Co. Ltd., Class A	2,200	42,595
	Suning Universal Co. Ltd., Class A	97,900	47,597
*	Suning.com Co. Ltd., Class A	152,307	50,397
	Sunny Optical Technology Group Co. Ltd.	140,300	1,893,649
	Sunresin New Materials Co. Ltd., Class A	2,376	30,803
*††Ω	Sunshine 100 China Holdings Ltd.	272,000	4,815
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	32,817
	Sunwoda Electronic Co. Ltd., Class A	12,682	44,408
	Suofeiya Home Collection Co. Ltd., Class A	11,900	37,019
	Suplet Power Co. Ltd., Class A	9,240	54,637
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	30,066
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	139,394
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	50,385
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	28,913
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	22,001
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	5,400	50,966
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,797	24,460
	SY Holdings Group Ltd.	49,500	41,274
	Symphony Holdings Ltd.	680,000	74,669
*	SYoung Group Co. Ltd., Class A	8,100	15,959
	Taiji Computer Corp. Ltd., Class A	5,319	29,186
*	Talkweb Information System Co. Ltd., Class A	14,800	15,422
*	Tangrenshen Group Co. Ltd., Class A	20,000	23,207

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tangshan Jidong Cement Co. Ltd., Class A	66,308	$85,378
	TangShan Port Group Co. Ltd., Class A	160,437	67,767
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	53,440
	Tansun Technology Co. Ltd., Class A	10,940	22,609
	TBEA Co. Ltd., Class A	66,500	210,413
	TCL Electronics Holdings Ltd.	327,666	149,394
	TCL Technology Group Corp., Class A	162,000	101,035
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,700	117,942
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	14,141
	Ten Pao Group Holdings Ltd.	116,000	20,780
	Tencent Holdings Ltd.	442,200	21,547,924
*	Tencent Music Entertainment Group, ADR	179,921	1,509,537
	Three's Co. Media Group Co. Ltd., Class A	2,713	42,904
	Thunder Software Technology Co. Ltd., Class A	1,190	19,427
	Tian An China Investment Co. Ltd.	148,000	75,656
	Tian Di Science & Technology Co. Ltd., Class A	122,500	96,926
Ω	Tian Ge Interactive Holdings Ltd.	239,000	17,660
#	Tian Lun Gas Holdings Ltd.	35,500	22,045
	Tiande Chemical Holdings Ltd.	68,000	20,587
	Tiangong International Co. Ltd.	390,000	166,639
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,700	29,888
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	50,890
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	73,100
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	15,500	73,859
	Tianjin Port Development Holdings Ltd.	1,154,000	94,169
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	19,893
	Tianjin Teda Co. Ltd., Class A	34,500	21,087
	Tianma Microelectronics Co. Ltd., Class A	37,800	52,898
#	Tianneng Power International Ltd.	346,000	512,782
	Tianshan Aluminum Group Co. Ltd., Class A	67,500	90,390
	Tianshui Huatian Technology Co. Ltd., Class A	79,500	105,369
*††	Tianyun International Holdings Ltd.	138,000	23,503
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	19,007
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,300	20,844
*	Tibet Summit Resources Co. Ltd., Class A	15,300	55,019
	Tibet Tianlu Co. Ltd., Class A	16,348	11,640
*	Tibet Water Resources Ltd.	405,000	21,687
	Tingyi Cayman Islands Holding Corp.	598,000	994,840
	Titan Wind Energy Suzhou Co. Ltd., Class A	30,700	74,360
	TK Group Holdings Ltd.	96,000	19,793
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	70,455
	Toly Bread Co. Ltd., Class A	24,276	60,227
	Tomson Group Ltd.	220,196	48,247
	Tong Ren Tang Technologies Co. Ltd., Class H	231,000	173,884
*	Tongcheng Travel Holdings Ltd.	275,600	624,457
*	Tongdao Liepin Group	28,000	38,397
*	TongFu Microelectronics Co. Ltd., Class A	38,200	104,160
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	38,825	56,594
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	23,833
	Tongkun Group Co. Ltd., Class A	23,600	55,017
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	30,348
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	79,532
	Tongwei Co. Ltd., Class A	46,237	290,022
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	30,652
	Top Spring International Holdings Ltd.	91,000	13,181
*	Topchoice Medical Corp., Class A	2,200	53,077
	Topsec Technologies Group, Inc., Class A	32,900	54,103
Ω	Topsports International Holdings Ltd.	607,000	571,954
	Towngas Smart Energy Co. Ltd.	240,564	125,029

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	TPV Technology Co. Ltd., Class A	145,100	$45,169
	Transfar Zhilian Co. Ltd., Class A	55,900	50,092
	TravelSky Technology Ltd., Class H	335,000	696,315
*	Trigiant Group Ltd.	330,000	16,675
*	Trip.com Group Ltd., ADR	28,214	1,037,147
*	Trip.com Group Ltd.	45,650	1,679,254
	TRS Information Technology Corp. Ltd., Class A	13,700	33,792
	Truking Technology Ltd., Class A	19,000	46,252
	Truly International Holdings Ltd.	670,000	116,719
#Ω	Tsaker New Energy Tech Co. Ltd.	108,500	20,687
	Tsingtao Brewery Co. Ltd., Class H	86,000	830,316
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,300	38,971
#*	Tuniu Corp., Sponsored ADR	18,660	44,597
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	34,100	18,218
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,799	52,274
	Unilumin Group Co. Ltd., Class A	33,796	30,245
	Uni-President China Holdings Ltd.	628,000	604,162
	Unisplendour Corp. Ltd., Class A	21,300	72,761
	United Energy Group Ltd.	3,974,000	390,833
	United Strength Power Holdings Ltd.	30,000	29,970
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	59,495
	Valiant Co. Ltd., Class A	15,700	40,913
	Vats Liquor Chain Store Management JSC Ltd.,Class A	8,000	39,263
	Vatti Corp. Ltd., Class A	27,300	24,072
Ω	VCredit Holdings Ltd.	23,000	9,016
*Ω	Venus MedTech Hangzhou, Inc., Class H	69,500	135,632
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	41,607
	Vinda International Holdings Ltd.	110,000	303,572
*	Viomi Technology Co. Ltd., ADR	5,324	7,826
*	Vipshop Holdings Ltd., ADR	154,900	2,396,303
	Visual China Group Co. Ltd., Class A	8,500	19,293
#*Ω	Viva Biotech Holdings	220,000	52,343
*	Vnet Group, Inc., ADR	32,709	192,329
	Walvax Biotechnology Co. Ltd., Class A	3,000	17,807
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	11,400	15,502
	Wangfujing Group Co. Ltd., Class A	14,800	62,160
	Wangneng Environment Co. Ltd., Class A	12,800	35,946
	Wangsu Science & Technology Co. Ltd., Class A	58,700	50,467
	Wanhua Chemical Group Co. Ltd., Class A	35,000	502,143
	Want Want China Holdings Ltd.	1,438,000	936,569
	Wanxiang Qianchao Co. Ltd., Class A	70,300	54,813
	Wasion Holdings Ltd.	254,000	93,218
	Wasu Media Holding Co. Ltd., Class A	48,500	55,476
*	Weibo Corp., Sponsored ADR	20,577	468,127
	Weichai Power Co. Ltd., Class H	787,000	1,188,438
	Weifu High-Technology Group Co. Ltd., Class A	15,900	43,998
	Weihai Guangwei Composites Co. Ltd., Class A	5,600	59,934
	Weiqiao Textile Co., Class H	176,000	35,928
*	Wellhope Foods Co. Ltd., Class A	19,600	36,422
	West China Cement Ltd.	1,502,000	184,137
	Western Securities Co. Ltd., Class A	63,600	62,670
	Western Superconducting Technologies Co. Ltd., Class A	3,120	45,551
	Wharf Holdings Ltd.	413,000	1,075,920
	Will Semiconductor Co. Ltd., Class A	4,925	69,080
*	WiMi Hologram Cloud, Inc., (GO)	1,739	2,504
	Wingtech Technology Co. Ltd., Class A	5,300	46,143
	Winning Health Technology Group Co. Ltd., Class A	29,300	47,108
	Wolong Electric Group Co. Ltd., Class A	27,800	56,039
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	88,122

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	$19,220
	Wuhan Guide Infrared Co. Ltd., Class A	23,772	41,561
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	30,931
	Wuhu Token Science Co. Ltd., Class A	56,700	55,226
	Wuliangye Yibin Co. Ltd., Class A	22,600	703,237
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	66,987
	Wushang Group Co. Ltd., Class A	15,200	24,731
Ω	WuXi AppTec Co. Ltd., Class H	41,539	539,759
*Ω	Wuxi Biologics Cayman, Inc.	284,500	2,375,689
	Wuxi Boton Technology Co. Ltd., Class A	6,600	13,973
	Wuxi NCE Power Co. Ltd., Class A	4,060	53,398
	Wuxi Shangji Automation Co. Ltd., Class A	5,194	88,261
	Wuxi Taiji Industry Co. Ltd., Class A	58,300	46,639
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	22,070
	XCMG Construction Machinery Co. Ltd., Class A	134,800	116,396
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	212,000	227,156
	Xiamen C & D, Inc., Class A	41,700	82,105
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	12,045	15,496
	Xiamen Faratronic Co. Ltd., Class A	2,600	69,227
	Xiamen International Airport Co. Ltd., Class A	5,200	13,429
	Xiamen Intretech, Inc., Class A	21,020	60,204
	Xiamen ITG Group Corp. Ltd., Class A	48,620	56,142
*	Xiamen Jihong Technology Co. Ltd., Class A	9,000	21,233
	Xiamen Kingdomway Group Co., Class A	12,523	37,856
	Xiamen Tungsten Co. Ltd., Class A	24,400	80,364
	Xiamen Xiangyu Co. Ltd., Class A	52,100	84,988
*	Xi'an Tian He Defense Technology Co. Ltd., Class A	14,100	21,428
	Xi'an Triangle Defense Co. Ltd., Class A	6,000	34,730
	Xiandai Investment Co. Ltd., Class A	58,000	36,899
	Xianhe Co. Ltd., Class A	10,700	50,729
#*Ω	Xiaomi Corp., Class B	2,054,800	3,399,151
	Xilinmen Furniture Co. Ltd., Class A	8,700	41,686
*	Xinchen China Power Holdings Ltd.	170,000	8,388
	Xinfengming Group Co. Ltd., Class A	40,600	75,149
	Xingda International Holdings Ltd.	462,938	96,242
	Xingfa Aluminium Holdings Ltd.	55,000	64,280
*	Xinhu Zhongbao Co. Ltd., Class A	168,300	66,652
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	94,034
	Xinhuanet Co. Ltd., Class A	8,300	23,157
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	209,747	214,296
	Xinjiang Tianshan Cement Co. Ltd., Class A	24,600	33,082
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	18,146
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	52,426
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	58,096
#	Xinte Energy Co. Ltd., Class H	116,000	243,252
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	21,432
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	58,558
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	33,700	63,003
	Xinyi Energy Holdings Ltd.	604,769	222,508
	Xinyi Solar Holdings Ltd.	1,236,273	1,608,345
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	60,175
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	22,435
#	Xtep International Holdings Ltd.	444,607	592,821
	Xuji Electric Co. Ltd., Class A	15,700	52,482
*	Xunlei Ltd., ADR	27,524	57,800
Ω	Yadea Group Holdings Ltd.	402,000	916,502
*	YaGuang Technology Group Co. Ltd., Class A	23,100	24,067
*	Yanchang Petroleum International Ltd.	1,580,000	12,575
	Yangling Metron New Material, Inc., Class A	3,120	25,141

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	36,500	$69,436
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,800	49,147
	Yankershop Food Co. Ltd., Class A	3,600	62,914
	Yankuang Energy Group Co. Ltd., Class H	438,000	1,408,630
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	31,028
	Yantai China Pet Foods Co. Ltd., Class A	6,800	23,836
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	35,864
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	33,450
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	66,408
*	YanTai Shuangta Food Co. Ltd., Class A	9,700	8,681
	Yantai Tayho Advanced Materials Co. Ltd., Class A	20,300	80,610
	Yantai Zhenghai Bio-tech Co. Ltd.	3,600	25,981
*	Yashili International Holdings Ltd.	408,000	58,225
	Yealink Network Technology Corp. Ltd., Class A	5,000	45,347
	Yeebo International Holdings Ltd.	76,000	29,390
	YGSOFT, Inc., Class A	18,960	23,167
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	156,200	143,519
*	Yida China Holdings Ltd.	84,000	5,231
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	52,475
	Yihai International Holding Ltd.	139,000	494,626
	Yijiahe Technology Co. Ltd., Class A	2,884	17,092
	Yintai Gold Co. Ltd., Class A	44,860	83,123
	Yip's Chemical Holdings Ltd.	84,000	35,721
#*	Yiren Digital Ltd., Sponsored ADR	18,856	62,036
*Ω	Yixin Group Ltd.	251,000	34,392
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	58,199
	YongXing Special Materials Technology Co. Ltd., Class A	2,900	48,959
	Yonyou Network Technology Co. Ltd., Class A	4,300	15,663
	Yotrio Group Co. Ltd., Class A	69,200	37,648
	Youngor Group Co. Ltd., Class A	66,020	63,326
*	Youngy Co. Ltd., Class A	1,800	30,498
*	Youzu Interactive Co. Ltd., Class A	23,100	37,352
	YTO Express Group Co. Ltd., Class A	27,900	86,866
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	30,559
	Yuexiu Property Co. Ltd.	670,800	975,818
	Yuexiu Transport Infrastructure Ltd.	238,000	140,838
	Yum China Holdings, Inc.	59,601	3,670,485
	Yunda Holding Co. Ltd., Class A	48,610	106,635
	Yunnan Aluminium Co. Ltd., Class A	64,800	129,843
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	41,742
	Yunnan Copper Co. Ltd., Class A	41,200	80,713
	Yunnan Energy New Material Co. Ltd., Class A	3,100	71,987
	Yunnan Tin Co. Ltd., Class A	46,900	106,019
	Yusys Technologies Co. Ltd., Class A	17,600	41,151
	Yutong Bus Co. Ltd., Class A	43,440	53,519
	ZBOM Home Collection Co. Ltd., Class A	5,040	22,658
	Zepp Health Corp., ADR	7,258	15,024
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	69,206
*	Zhaojin Mining Industry Co. Ltd., Class H	321,000	369,410
	Zhefu Holding Group Co. Ltd., Class A	68,000	41,542
*	Zhejiang Century Huatong Group Co. Ltd., Class A	88,780	52,336
	Zhejiang China Commodities City Group Co. Ltd., Class A	122,600	92,786
	Zhejiang Chint Electrics Co. Ltd., Class A	11,102	53,052
	Zhejiang Communications Technology Co. Ltd.	23,300	20,095
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	18,268
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,700	33,306
	Zhejiang Dahua Technology Co. Ltd., Class A	36,344	68,329
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,880	71,930
	Zhejiang Expressway Co. Ltd., Class H	400,000	345,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	8,900	$19,669
	Zhejiang Hailiang Co. Ltd., Class A	63,100	116,755
	Zhejiang Hangmin Co. Ltd., Class A	18,000	19,779
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	38,881
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	31,520
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	12,800	40,671
	Zhejiang Huayou Cobalt Co. Ltd., Class A	10,180	99,614
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	50,160
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	18,433
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	26,345
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	64,437
*	Zhejiang Jingu Co. Ltd., Class A	27,500	27,391
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	50,138
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,900	31,814
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	46,572
	Zhejiang Juhua Co. Ltd., Class A	44,800	110,096
	Zhejiang Longsheng Group Co. Ltd., Class A	72,600	108,104
	Zhejiang Medicine Co. Ltd., Class A	26,043	48,284
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	25,880
	Zhejiang NHU Co. Ltd., Class A	38,676	111,720
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,690	35,154
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	37,212
	Zhejiang Runtu Co. Ltd., Class A	37,200	41,242
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	55,064
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	20,288
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	4,620	15,098
	Zhejiang Supor Co. Ltd., Class A	8,250	63,223
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,410	32,599
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	27,634
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	41,413
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	55,674
	Zhejiang Wanma Co. Ltd., Class A	18,100	24,777
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	17,277	49,858
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	79,653
	Zhejiang Windey Co. Ltd., Class A	8,190	20,443
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	60,197
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	30,997
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	53,869
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	20,020
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	17,796
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	55,599
	Zhejiang Yongtai Technology Co. Ltd., Class A	11,200	40,611
	Zhende Medical Co. Ltd., Class A	3,200	18,039
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	109,815
	Zheshang Securities Co. Ltd., Class A	34,300	54,227
*	Zhong An Group Ltd.	1,185,000	37,140
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	157,700	525,605
	Zhongji Innolight Co. Ltd., Class A	6,100	26,364
	Zhongjin Gold Corp. Ltd., Class A	30,000	38,477
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	43,889
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	21,648
	Zhongsheng Group Holdings Ltd.	202,000	1,142,954
*	Zhongtian Financial Group Co. Ltd., Class A	187,255	39,105
	Zhongyu Energy Holdings Ltd.	189,477	136,493
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	17,779
Ω	Zhou Hei Ya International Holdings Co. Ltd.	319,000	175,198
*	Zhuguang Holdings Group Co. Ltd.	206,000	20,784
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	12,250
	Zhuhai Huafa Properties Co. Ltd., Class A	66,300	91,607

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,600	$15,173
	Zhuzhou CRRC Times Electric Co. Ltd.	58,700	312,715
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,600	39,702
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	131,593
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,380	70,339
	Zijin Mining Group Co. Ltd., Class H	918,000	1,518,419
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	226,296
	ZTE Corp., Class H	213,360	515,270
	ZTO Express Cayman, Inc., ADR	37,288	1,063,081
	ZTO Express Cayman, Inc.	4,500	128,118
TOTAL CHINA			328,723,868
COLOMBIA — (0.0%)
*	BAC Holding International Corp.	90,297	3,978
	Banco de Bogota SA	4,188	31,771
	Bancolombia SA, Sponsored ADR	5,146	155,667
	Bancolombia SA	11,677	105,015
#	Canacol Energy Ltd.	10,897	96,638
	Celsia SA ESP	124,823	69,509
	Cementos Argos SA	29,252	20,130
*	CEMEX Latam Holdings SA	45,944	54,121
*	Corp. Financiera Colombiana SA	28,515	97,717
	Ecopetrol SA	285,711	163,324
	Grupo Argos SA	74,124	148,676
	Grupo de Inversiones Suramericana SA	4,660	40,821
	Grupo Energia Bogota SA ESP	61,864	20,802
	Interconexion Electrica SA ESP	26,490	108,025
	Mineros SA	60,974	29,906
	Promigas SA ESP	11,599	11,303
TOTAL COLOMBIA			1,157,403
CZECH REPUBLIC — (0.0%)
	CEZ AS	19,780	803,506
	Komercni Banka AS	9,798	330,696
Ω	Moneta Money Bank AS	68,535	253,017
	Philip Morris CR AS	62	47,608
TOTAL CZECH REPUBLIC			1,434,827
DENMARK — (1.6%)
*	ALK-Abello AS	37,080	553,902
	Alm Brand AS	295,280	547,982
*	Ambu AS, Class B	5,839	80,656
	AP Moller - Maersk AS, Class A	233	496,511
	AP Moller - Maersk AS, Class B	283	615,607
*	Bang & Olufsen AS	38,004	65,639
	BankNordik P/F	1,133	25,858
*	Bavarian Nordic AS	21,834	699,200
#*	Bioporto AS	43,970	16,586
*	Brodrene Hartmann AS	1,589	68,584
	Carlsberg AS, Class B	13,795	1,958,360
#	cBrain AS	802	18,084
*	Chemometec AS	3,355	293,932
	Chr Hansen Holding AS	22,052	1,628,207
	Coloplast AS, Class B	18,639	2,250,369
	Columbus AS	29,642	27,519
	D/S Norden AS	14,223	766,696
	Danske Bank AS	82,240	1,713,353
*	Demant AS	21,151	598,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Dfds AS	14,528	$547,638
	DSV AS	14,444	2,389,492
	FLSmidth & Co. AS	16,862	724,493
*	Genmab AS	4,324	1,694,560
	GN Store Nord AS	44,914	1,107,413
	H Lundbeck AS	107,865	400,808
*	H Lundbeck AS, Class A	13,747	47,439
*	H+H International AS, Class B	9,383	143,831
*	ISS AS	48,840	1,067,823
	Jeudan AS	1,225	46,935
*	Jyske Bank AS	23,137	1,668,718
	Matas AS	11,391	123,960
*Ω	Netcompany Group AS	8,118	323,072
*	Nilfisk Holding AS	10,374	206,484
*	NKT AS	13,785	860,209
*Ω	NNIT AS	2,705	26,776
	North Media AS	2,639	25,319
	Novo Nordisk AS, Class B	142,160	19,673,489
#	Novozymes AS, Class B	15,493	806,202
#*	NTG Nordic Transport Group AS, Class A	2,754	112,616
Ω	Orsted AS	6,113	544,375
	Pandora AS	38,224	3,182,947
*	Parken Sport & Entertainment AS	2,257	26,607
	Per Aarsleff Holding AS	8,213	341,230
	Ringkjoebing Landbobank AS	9,915	1,442,857
	Rockwool AS, Class B	2,412	691,550
	ROCKWOOL AS, Class A	1,772	507,648
	Royal Unibrew AS	19,787	1,389,483
*	RTX AS	3,370	69,502
Ω	Scandinavian Tobacco Group AS, Class A	23,976	416,708
	Schouw & Co. AS	5,347	414,302
	SimCorp AS	15,314	1,072,438
	Solar AS, Class B	2,972	274,589
	SP Group AS	1,386	50,604
	Spar Nord Bank AS	38,522	613,611
	Sparekassen Sjaelland-Fyn AS	1,733	47,923
	Sydbank AS	27,804	1,267,815
*	Tivoli AS	652	73,368
	Topdanmark AS	16,733	903,209
	TORM PLC, Class A	14,637	370,690
	Tryg AS	47,378	1,087,235
	UIE PLC	6,390	173,872
	Vestas Wind Systems AS	56,846	1,663,405
*	Zealand Pharma AS	7,652	238,980
TOTAL DENMARK			61,287,985
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	121,020	195,958
*	Egyptian Financial Group-Hermes Holding Co., GDR	8,263	9,089
TOTAL EGYPT			205,047
FINLAND — (1.0%)
	Aktia Bank Oyj	18,893	223,726
	Alma Media Oyj	7,872	82,080
	Anora Group Oyj	1,614	12,941
	Atria Oyj	5,381	58,523
	Bittium Oyj	6,855	30,735
	Cargotec Oyj, Class B	11,454	583,155

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Caverion Oyj	25,006	$230,741
#	Citycon Oyj	15,706	118,360
	Digia Oyj	4,257	29,312
	Elisa Oyj	28,446	1,620,657
Ω	Enento Group Oyj	1,242	29,042
	eQ Oyj	496	12,644
*	Finnair Oyj	60,042	33,835
	Fiskars Oyj Abp	10,162	189,002
	Fortum Oyj	50,102	753,145
*	F-Secure Oyj	16,659	53,182
	Harvia Oyj	1,425	31,093
	HKScan Oyj, Class A	20,452	20,996
	Huhtamaki Oyj	43,186	1,615,280
#	Kamux Corp.	6,742	33,118
	Kemira Oyj	63,238	1,025,996
	Kesko Oyj, Class A	25,288	585,009
	Kesko Oyj, Class B	85,416	1,989,636
	Kojamo Oyj	28,584	438,896
	Kone Oyj, Class B	37,069	2,021,598
	Konecranes Oyj	29,775	968,923
	Lassila & Tikanoja Oyj	17,978	225,728
	Marimekko Oyj	5,660	56,746
	Metsa Board Oyj, Class A	945	10,482
	Metsa Board Oyj, Class B	59,913	534,816
	Metso Outotec Oyj	105,713	1,214,946
*	Musti Group Oyj	3,474	58,794
	Neste Oyj	26,228	1,253,758
	Nokia Oyj	346,649	1,643,171
	Nokia Oyj, Sponsored ADR	124,601	593,101
	Nokian Renkaat Oyj	52,616	630,263
	Nordea Bank Abp	204,982	2,396,397
	Olvi Oyj, Class A	5,575	195,971
	Oma Saastopankki Oyj	1,744	35,576
	Oriola Oyj, Class A	5,192	10,406
	Oriola Oyj, Class B	53,784	100,921
	Orion Oyj, Class A	8,341	447,879
	Orion Oyj, Class B	31,093	1,665,796
	Outokumpu Oyj	140,430	804,181
	Pihlajalinna Oyj	2,234	21,307
#	Ponsse Oyj	3,929	112,299
	Raisio Oyj, Class V	32,276	85,515
	Rapala VMC Oyj	4,345	22,849
	Revenio Group Oyj	7,382	301,781
	Sampo Oyj, Class A	56,002	2,940,076
	Sanoma Oyj	46,595	495,641
	Scanfil Oyj	2,546	20,111
	Stora Enso Oyj, Class R	117,650	1,681,850
	Taaleri Oyj	2,827	38,750
	Teleste Oyj	754	3,429
Ω	Terveystalo Oyj	17,571	136,952
	TietoEVRY Oyj	31,003	944,167
	Tokmanni Group Corp.	24,258	312,773
	UPM-Kymmene Oyj	78,731	2,853,701
	Uponor Oyj	16,645	296,439
	Vaisala Oyj, Class A	4,618	198,520
	Valmet Oyj	66,774	2,096,893
#	Verkkokauppa.com Oyj	1,289	3,956
	Wartsila OYJ Abp	94,983	903,384
*	WithSecure Oyj	16,659	25,608

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	YIT Oyj	51,764	$151,479
TOTAL FINLAND			38,318,037
FRANCE — (5.5%)
	ABC arbitrage	10,604	74,735
*	Accor SA	39,953	1,296,793
*	Aeroports de Paris	1,514	234,878
*	Air France-KLM	152,840	258,376
	Air Liquide SA	18,528	2,950,142
	Airbus SE	43,814	5,492,779
	AKWEL	4,438	75,955
#	Alstom SA	74,891	2,226,896
	Altamir	4,354	122,661
	Alten SA	9,675	1,486,622
Ω	Amundi SA	13,642	893,141
	Arkema SA	26,817	2,713,552
	Assystem SA	2,373	111,726
*	Atos SE	33,872	446,823
	Aubay	3,407	175,545
	AXA SA	141,282	4,407,860
	Axway Software SA	3,324	79,873
	Bastide le Confort Medical	1,878	66,385
	Beneteau SA	17,013	278,863
	Bigben Interactive	6,565	45,262
	BioMerieux	6,388	651,230
	BNP Paribas SA	75,527	5,187,337
	Boiron SA	2,514	114,733
	Bollore SE	192,166	1,075,241
	Bonduelle SCA	7,438	99,931
*††	Bourbon Corp.	4,401	0
	Bouygues SA	56,586	1,864,166
	Bureau Veritas SA	64,630	1,847,866
	Burelle SA	16	9,028
	Capgemini SE	10,450	1,983,259
	Carrefour SA	182,950	3,479,886
*	Casino Guichard Perrachon SA	18,513	227,506
	Catana Group	7,299	52,763
	CBo Territoria	9,164	36,821
	Cegedim SA	2,736	53,564
*	CGG SA	315,177	265,430
	Chargeurs SA	6,064	101,332
	Cie de Saint-Gobain	91,785	5,271,319
*	Cie des Alpes	11,970	189,306
	Cie Generale des Etablissements Michelin SCA	151,894	4,802,859
	Cie Plastic Omnium SA	32,863	575,148
#*	Claranova SE	4,482	12,714
*	Coface SA	41,198	576,067
	Credit Agricole SA	102,161	1,230,145
	Danone SA	34,118	1,871,006
	Dassault Aviation SA	2,660	454,230
	Dassault Systemes SE	13,035	484,783
	Derichebourg SA	50,289	345,146
	Edenred	28,693	1,562,892
	Eiffage SA	35,461	3,787,609
	Electricite de France SA	35,806	470,314
	Electricite de Strasbourg SA	236	25,185
#*Ω	Elior Group SA	42,103	145,705
	Elis SA	68,675	1,206,160
	Engie SA	248,772	3,532,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Equasens	872	$70,339
	Eramet SA	4,210	420,760
	EssilorLuxottica SA	11,553	2,119,737
	Etablissements Maurel et Prom SA	23,457	94,258
	Eurazeo SE	12,738	893,535
*	Euroapi SA	1,821	29,276
	Eurofins Scientific SE	25,027	1,795,181
Ω	Euronext NV	26,067	2,112,258
	Eutelsat Communications SA	76,312	583,587
#*	Exail Technologies SA	2,012	43,814
	Exel Industries, Class A	664	44,478
*	Faurecia SE	49,323	979,215
	Fnac Darty SA	7,273	269,925
	Gaztransport Et Technigaz SA	8,653	956,643
*	Genfit SA	5,909	25,090
	Getlink SE	34,722	587,280
*	GL Events	2,338	54,645
	Groupe Crit	1,957	145,216
	Guerbet	2,805	56,032
	Haulotte Group SA	4,122	14,949
	Hermes International	2,489	4,658,186
	HEXAOM	1,748	37,545
*	ID Logistics Group	1,050	326,361
	Imerys SA	14,116	585,457
	Infotel SA	672	40,880
	Ipsen SA	10,256	1,077,239
	IPSOS	18,653	1,208,856
	Jacquet Metals SACA	7,037	134,817
*	JCDecaux SE	28,323	640,917
#	Kaufman & Broad SA	9,388	294,992
	Kering SA	5,832	3,638,915
	Korian SA	31,391	328,694
Ω	La Francaise des Jeux SAEM	22,022	942,277
	Laurent-Perrier	384	51,379
	Lectra	12,530	521,840
	Legrand SA	20,651	1,841,327
	Linedata Services	520	27,331
	LISI	10,273	228,551
#	LNA Sante SA	2,659	90,785
	L'Oreal SA	11,076	4,573,409
*	Lumibird	527	10,445
	LVMH Moet Hennessy Louis Vuitton SE	21,810	19,039,598
Ω	Maisons du Monde SA	11,816	145,312
	Manitou BF SA	3,915	115,040
	Manutan International	283	31,854
	Mersen SA	7,475	331,832
	Metropole Television SA	18,765	298,870
#*	Nacon SA	2,954	7,593
Ω	Neoen SA	7,090	266,225
	Nexans SA	10,687	1,133,287
	Nexity SA	19,250	581,521
	NRJ Group	7,862	55,614
	Oeneo SA	10,332	159,163
*	OL Groupe SA	7,499	24,143
	Orange SA	575,945	6,095,082
	Pernod Ricard SA	3,731	772,429
#	Plastiques Du Val De Loire	5,908	21,339
*	Prodways Group SA	1,173	3,983
	Publicis Groupe SA	42,727	3,013,947

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Quadient SA	14,778	$260,620
*††	Recylex SA	5,631	0
	Remy Cointreau SA	2,529	476,183
*	Renault SA	53,687	2,182,884
	Rexel SA	90,924	2,011,457
	Robertet SA	144	135,782
	Rothschild & Co.	11,673	493,045
	Rubis SCA	18,143	507,737
	Safran SA	7,026	1,010,307
	Sanofi	41,889	4,101,956
	Sartorius Stedim Biotech	1,722	600,682
	Savencia SA	2,162	142,450
	Schneider Electric SE	20,037	3,250,042
	SCOR SE	63,064	1,556,560
	SEB SA	9,099	951,537
	Seche Environnement SA	808	88,001
	SES SA	161,593	1,253,982
*Ω	SMCP SA	9,904	78,606
	Societe BIC SA	9,439	685,326
	Societe Generale SA	96,106	2,860,746
	Societe LDC SA	388	46,193
	Societe pour l'Informatique Industrielle	3,659	190,890
	Sodexo SA	15,108	1,497,699
*	SOITEC	4,006	607,560
#*	Solocal Group	29,165	21,970
	Sopra Steria Group SACA	7,112	1,182,890
	SPIE SA	40,989	1,119,010
	Stef SA	2,121	223,220
	STMicroelectronics NV	49,318	2,322,301
	STMicroelectronics NV	15,838	747,870
	Sword Group	2,456	119,666
	Synergie SE	3,392	123,277
#*	Technicolor Creative Studios SA	27,250	6,788
	Technip Energies NV	47,172	914,537
	Teleperformance	9,074	2,522,452
	Television Francaise 1	22,498	179,937
	Thales SA	8,983	1,188,085
	Thermador Groupe	1,402	141,189
#	Tikehau Capital SCA	7,753	220,887
	Totalenergies EP Gabon	398	68,147
#	TotalEnergies SE	355,054	21,949,707
	Trigano SA	4,185	583,366
*	Ubisoft Entertainment SA	34,989	724,501
	Union Financiere de France BQE SA	1,562	35,863
	Valeo	97,581	2,132,609
*	Vallourec SA	26,230	382,883
#*	Vantiva SA	27,250	7,845
	Veolia Environnement SA, ADR	1,217	36,267
	Veolia Environnement SA	46,913	1,392,493
Ω	Verallia SA	20,578	759,776
	Vetoquinol SA	997	92,562
	Vicat SA	8,127	226,935
	Vilmorin & Cie SA	2,607	131,171
	Vinci SA	66,104	7,469,061
	Virbac SA	1,167	354,154
	Vivendi SE	136,317	1,464,014
	Vranken-Pommery Monopole SA	1,450	26,385
	Wavestone	2,037	106,928
*Ω	Worldline SA	47,504	2,155,049

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*Ω	X-Fab Silicon Foundries SE	8,321	$72,790
*	Xilam Animation SA	1,060	40,319
TOTAL FRANCE			207,922,479
GERMANY — (4.6%)
	1&1 AG	5,022	70,100
	7C Solarparken AG	13,006	62,062
*	Aareal Bank AG	24,766	871,986
	Adesso SE	806	127,499
	Adidas AG	13,360	2,151,176
	AIXTRON SE	3,873	115,398
	All for One Group SE	816	38,885
	Allgeier SE	1,536	49,303
	Allianz SE	44,282	10,588,438
	Allianz SE, ADR	12,983	309,385
	Amadeus Fire AG	1,182	164,646
#	Aroundtown SA	161,847	450,613
	Atoss Software AG	1,346	238,146
	Aurubis AG	14,817	1,566,999
#*Ω	Auto1 Group SE	4,345	35,201
	BASF SE	118,132	6,773,148
	Basler AG	4,284	158,576
*	Bauer AG	7,011	50,521
	Bayer AG, Sponsored ADR	1,092	17,013
	Bayer AG	133,310	8,297,872
	Bayerische Motoren Werke AG	41,911	4,269,249
	BayWa AG	6,370	290,515
	Bechtle AG	23,443	987,906
Ω	Befesa SA	4,876	279,693
	Beiersdorf AG	1,179	143,340
	Bertrandt AG	2,454	119,991
*	Bijou Brigitte AG	1,462	69,679
	Bilfinger SE	13,078	450,277
*	Borussia Dortmund GmbH & Co. KGaA	16,959	75,678
	Brenntag SE	45,305	3,381,928
	CANCOM SE	5,007	172,614
	Carl Zeiss Meditec AG	5,061	730,394
	CECONOMY AG	68,480	167,946
	CENIT AG	3,712	49,481
	Cewe Stiftung & Co. KGAA	4,089	405,290
*	Commerzbank AG	344,133	3,933,933
	CompuGroup Medical SE & Co. KgaA	9,159	429,257
	Continental AG	20,338	1,428,037
Ω	Covestro AG	74,159	3,414,614
	CropEnergies AG	12,538	163,253
*	CTS Eventim AG & Co. KGaA	16,703	1,172,496
*	Daimler Truck Holding AG	82,576	2,774,852
*Ω	Delivery Hero SE	5,259	317,943
	Dermapharm Holding SE	5,896	244,738
#	Deutsche Bank AG	255,428	3,409,648
	Deutsche Beteiligungs AG	7,006	225,737
	Deutsche Boerse AG	8,191	1,465,716
*	Deutsche Lufthansa AG	125,694	1,331,691
Ω	Deutsche Pfandbriefbank AG	56,777	517,884
	Deutsche Post AG	136,009	5,856,098
	Deutsche Telekom AG	482,206	10,742,971
	DIC Asset AG	13,392	128,721
	DMG Mori AG	2,508	114,789
	Dr Hoenle AG	1,020	22,513

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA	1,349	$54,449
	Duerr AG	23,694	904,019
Ω	DWS Group GmbH & Co. KGaA	479	17,229
	E.ON SE	547,483	5,969,158
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,988	173,867
	EDAG Engineering Group AG	4,778	53,053
	Elmos Semiconductor SE	2,468	167,669
	ElringKlinger AG	12,064	105,005
	Encavis AG	24,465	474,021
	Energiekontor AG	4,020	344,907
	Evonik Industries AG	58,278	1,295,435
*	Evotec SE	2,140	42,079
	Fielmann AG	8,958	337,629
#*	flatexDEGIRO AG	7,288	62,016
	FORTEC Elektronik AG	461	12,928
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	822,709
	Freenet AG	53,644	1,304,045
	Fresenius Medical Care AG & Co. KGaA	35,908	1,348,513
	Fresenius SE & Co. KGaA	62,678	1,816,462
	Fuchs Petrolub SE	10,178	336,845
*	Gateway Real Estate AG	1,481	5,429
	GEA Group AG	21,734	980,636
	Gerresheimer AG	14,689	1,086,312
	GESCO SE NA O.N	3,358	89,991
	GFT Technologies SE	10,615	443,214
*	GK Software SE	208	32,160
*	Global Fashion Group SA	6,565	8,382
	Grand City Properties SA	24,117	257,043
	GRENKE AG	3,832	111,306
*	H&R GmbH & Co. KGaA	5,091	33,325
	Hamburger Hafen und Logistik AG	12,923	182,516
	Hannover Rueck SE	5,621	1,141,448
#Ω	Hapag-Lloyd AG	2,871	629,635
	Hawesko Holding SE	778	35,033
	HeidelbergCement AG	37,857	2,597,649
*	Heidelberger Druckmaschinen AG	124,613	256,162
*	HelloFresh SE	26,517	644,662
	Henkel AG & Co. KGaA	8,374	559,536
	Hensoldt AG	10,427	302,312
*	Highlight Communications AG	2,448	9,909
	Hochtief AG	5,913	374,876
	Hornbach Holding AG & Co. KGaA	3,557	315,112
	HUGO BOSS AG	21,212	1,440,510
*	Hypoport SE	949	129,288
	Indus Holding AG	9,144	241,760
	Infineon Technologies AG	83,272	2,998,663
	Infineon Technologies AG, ADR	2,548	91,473
Ω	Instone Real Estate Group SE	7,603	77,583
	IVU Traffic Technologies AG	3,385	64,465
	Jenoptik AG	11,778	366,038
Ω	JOST Werke AG	3,836	222,106
	KION Group AG	32,710	1,317,116
#	Kloeckner & Co. SE	24,416	258,015
	Knaus Tabbert AG	731	31,432
	Knorr-Bremse AG	15,307	1,006,099
*	Koenig & Bauer AG	6,842	134,247
	Kontron AG	11,418	232,018
	Krones AG	3,585	418,597
	KWS Saat SE & Co. KGaA	2,941	199,364

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Lanxess AG	30,625	$1,528,490
	LEG Immobilien SE	13,349	1,043,546
	Leifheit AG	2,142	40,568
*	Leoni AG	8,992	58,275
*	Manz AG	584	15,282
*	Medigene AG	4,850	10,917
*	Medios AG	1,716	33,644
	Mercedes-Benz Group AG	117,589	8,750,036
	Merck KGaA	5,502	1,148,422
*	METRO AG	70,661	696,253
	MLP SE	23,345	129,555
	MTU Aero Engines AG	6,773	1,692,658
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,549	1,281,925
#*	Nagarro SE	2,605	356,868
	Nemetschek SE	14,754	788,813
	New Work SE	996	182,663
	Nexus AG	2,995	167,920
*	Nordex SE	26,640	404,842
	Norma Group SE	10,494	225,900
	OHB SE	2,856	101,358
	PATRIZIA SE	13,156	162,926
	Pfeiffer Vacuum Technology AG	1,648	300,917
#	PNE AG	25,311	454,701
	Progress-Werk Oberkirch AG	638	22,706
	ProSiebenSat.1 Media SE	71,843	738,919
	PSI Software AG	1,986	53,705
	Puma SE	23,423	1,599,519
*	PVA TePla AG	1,574	37,546
*	q.beyond AG	24,466	30,162
*	QIAGEN NV	35,761	1,749,224
	Rational AG	1,080	710,406
	Rheinmetall AG	18,383	4,295,327
	RTL Group SA	14,468	702,003
	RWE AG	38,095	1,695,946
	Salzgitter AG	16,338	666,775
	SAP SE	14,549	1,724,638
	Schloss Wachenheim AG	576	9,701
Ω	Scout24 SE	13,185	767,605
	Secunet Security Networks AG	408	96,775
*	SGL Carbon SE	3,031	26,267
*Ω	Shop Apotheke Europe NV	815	58,764
	Siemens AG	29,506	4,608,993
*	Siemens Energy AG	82,071	1,716,007
Ω	Siemens Healthineers AG	5,135	275,383
	Siltronic AG	9,824	818,983
	Sixt SE	6,009	747,104
*	SMA Solar Technology AG	1,185	100,522
*	SNP Schneider-Neureither & Partner SE	340	10,378
	Software AG	17,962	500,611
	Stabilus SE	7,794	537,594
	Stemmer Imaging AG	274	10,606
	STRATEC SE	2,427	221,076
	Stroeer SE & Co. KGaA	12,131	665,154
	Suedzucker AG	26,780	434,457
#	SUESS MicroTec SE	5,570	110,812
	Surteco Group SE	3,208	72,878
	Symrise AG	9,972	1,060,120
	Synlab AG	6,803	74,735
	TAG Immobilien AG	39,498	338,255

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Takkt AG	13,964	$215,916
*	Talanx AG	14,201	702,534
*Ω	TeamViewer AG	41,251	581,099
	Technotrans SE	2,550	71,657
	Telefonica Deutschland Holding AG	442,048	1,301,996
*	thyssenkrupp AG	104,316	819,491
	Traffic Systems SE	1,036	32,840
	United Internet AG	53,458	1,241,099
#*	va-Q-tec AG	716	19,361
	Varta AG	551	16,774
	VERBIO Vereinigte BioEnergie AG	10,179	641,686
*	Vitesco Technologies Group AG, Class A	6,824	473,028
	Volkswagen AG	4,817	843,168
	Vonovia SE	52,212	1,474,873
	Vossloh AG	3,070	135,290
	Wacker Chemie AG	6,689	1,010,972
	Wacker Neuson SE	13,053	258,343
	Washtec AG	4,170	156,681
#*	Westwing Group SE	222	2,407
	Wuestenrot & Wuerttembergische AG	11,256	205,500
*Ω	Zalando SE	8,078	376,718
	ZEAL Network SE	1,660	50,531
TOTAL GERMANY			173,891,398
GREECE — (0.1%)
*	Aegean Airlines SA	5,339	37,879
*	Alpha Services & Holdings SA	182,110	248,122
	Athens Water Supply & Sewage Co. SA	7,196	54,853
	Autohellas Tourist & Trading SA	3,700	41,512
	Bank of Greece	4,789	89,968
	Epsilon Net SA	3,048	22,268
*	Eurobank Ergasias Services & Holdings SA, Class A	262,876	356,688
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,018	39,652
	GEK Terna Holding Real Estate Construction SA	12,094	164,246
	Hellenic Energy Holdings SA	15,214	128,434
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	31,156
	Hellenic Telecommunications Organization SA	19,115	301,333
	Holding Co. ADMIE IPTO SA	19,838	42,947
	Intracom Holdings SA	7,237	14,308
	JUMBO SA	19,389	348,182
*	LAMDA Development SA	13,444	91,945
	Motor Oil Hellas Corinth Refineries SA	15,893	388,390
	Mytilineos SA	5,866	151,754
*	National Bank of Greece SA	48,124	228,816
	OPAP SA	8,069	121,161
*	Piraeus Financial Holdings SA	28,707	59,454
*	Public Power Corp. SA	13,772	109,719
	Quest Holdings SA	2,956	16,957
	Sarantis SA	3,228	27,016
	Terna Energy SA	12,421	270,782
	Thrace Plastics Holding & Co.	3,355	16,046
	Titan Cement International SA	4,489	70,975
TOTAL GREECE			3,474,563
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	96,000	63,063
	AIA Group Ltd.	833,400	9,423,791

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Aidigong Maternal & Child Health Ltd.	366,000	$28,489
	Allied Group Ltd.	26,000	6,094
	Analogue Holdings Ltd.	58,000	8,966
	APAC Resources Ltd.	175,200	24,876
*	Apollo Future Mobility Group Ltd.	184,000	4,800
	Asia Financial Holdings Ltd.	72,000	30,201
*	Asia Standard International Group Ltd.	326,000	29,809
	ASMPT Ltd.	110,000	908,559
	Bank of East Asia Ltd.	280,234	359,992
	Best Mart 360 Holdings Ltd.	40,000	11,028
	BOC Hong Kong Holdings Ltd.	258,500	903,428
	BOCOM International Holdings Co. Ltd.	215,000	17,538
*††	Brightoil Petroleum Holdings Ltd.	789,000	0
Ω	Budweiser Brewing Co. APAC Ltd.	99,100	312,692
	Build King Holdings Ltd.	90,000	10,712
*††	Burwill Holdings Ltd.	882,000	0
*††	C Fiber Optic	310,000	0
	Cafe de Coral Holdings Ltd.	164,000	287,106
*	Cathay Pacific Airways Ltd.	439,454	437,965
#*	Central Holding Group Co. Ltd.	13,000	28,512
*	Century City International Holdings Ltd.	320,000	13,284
	Chen Hsong Holdings	118,000	28,967
*††	China Animal Healthcare Ltd.	42,000	0
*	China Best Group Holding Ltd.	371,998	17,829
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	45,925
	China Motor Bus Co. Ltd.	2,400	22,348
#*	China Star Entertainment Ltd.	940,000	102,058
*	Chinese Estates Holdings Ltd.	189,000	59,921
	Chinney Investments Ltd.	48,000	8,204
	Chow Sang Sang Holdings International Ltd.	134,000	204,207
	Chow Tai Fook Jewellery Group Ltd.	269,600	577,122
	Chuang's China Investments Ltd.	440,000	14,897
	Chuang's Consortium International Ltd.	444,000	39,605
	CITIC Telecom International Holdings Ltd.	1,036,000	369,038
	CK Asset Holdings Ltd.	182,677	1,167,947
	CK Hutchison Holdings Ltd.	247,700	1,576,351
	CK Infrastructure Holdings Ltd.	72,500	403,357
	CK Life Sciences International Holdings, Inc.	596,000	61,785
	CLP Holdings Ltd.	96,000	713,273
*	C-Mer Eye Care Holdings Ltd.	86,000	53,845
	Convenience Retail Asia Ltd.	92,000	9,963
#††	Convoy, Inc.	1,758,000	7,018
*	Cowell e Holdings, Inc.	70,000	137,568
Ω	Crystal International Group Ltd.	31,000	9,868
*	CSC Holdings Ltd.	5,605,000	27,169
	CSI Properties Ltd.	2,250,000	46,254
*††	CTEG	1,228,000	0
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	105,119
	Dah Sing Financial Holdings Ltd.	66,400	175,992
	Dickson Concepts International Ltd.	75,000	39,989
	Dynamic Holdings Ltd.	12,000	14,075
	Eagle Nice International Holdings Ltd.	128,000	70,272
	EC Healthcare	92,000	110,408
*††	EcoGreen International Group Ltd.	50,000	4,543
*	Emperor Entertainment Hotel Ltd.	220,000	17,958
	Emperor International Holdings Ltd.	598,000	54,429
	Emperor Watch & Jewellery Ltd.	1,680,000	40,169

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings Ltd.	360,000	$20,446
*	Esprit Holdings Ltd.	977,200	103,732
Ω	ESR Group Ltd.	194,800	390,006
	EuroEyes International Eye Clinic Ltd., Class C	11,000	7,903
*	Ev Dynamics Holdings Ltd.	1,140,000	5,385
	Fairwood Holdings Ltd.	31,500	52,681
	Far East Consortium International Ltd.	531,638	139,181
	First Pacific Co. Ltd.	962,000	335,482
*Ω	FIT Hon Teng Ltd.	191,000	54,962
*Ω	Frontage Holdings Corp.	158,000	56,166
	FSE Lifestyle Services Ltd.	28,000	19,873
*	Fullwealth International Group Holdings Ltd.	112,000	21,422
	Galaxy Entertainment Group Ltd.	27,000	187,955
*††	Genting Hong Kong Ltd.	188,000	1,865
	Giordano International Ltd.	596,000	156,551
*	Gold Fin Holdings	184,000	0
	Golden Resources Development International Ltd.	152,000	21,720
*††	Goodresources	630,000	0
*	GR Properties Ltd.	186,000	22,750
	Great Eagle Holdings Ltd.	95,925	230,368
	G-Resources Group Ltd.	132,950	41,016
	Guoco Group Ltd.	2,000	18,430
	Guotai Junan International Holdings Ltd.	1,273,000	127,007
*	Haitong International Securities Group Ltd.	1,013,147	116,602
	Hang Lung Group Ltd.	328,000	605,296
	Hang Lung Properties Ltd.	437,000	823,983
	Hang Seng Bank Ltd.	38,300	637,818
	Hanison Construction Holdings Ltd.	60,757	8,992
	Henderson Investment Ltd.	129,000	4,693
	Henderson Land Development Co. Ltd.	188,909	697,829
#	HK Electric Investments & HK Electric Investments Ltd.	323,500	223,614
	HKBN Ltd.	272,500	191,786
	HKR International Ltd.	302,560	100,458
	HKT Trust & HKT Ltd.	1,076,000	1,409,749
	Hon Kwok Land Investment Co. Ltd.	22,000	6,306
	Hong Kong & China Gas Co. Ltd.	1,083,168	1,087,522
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,092,029
	Hong Kong Ferry Holdings Co. Ltd.	18,000	18,325
	Hong Kong Technology Venture Co. Ltd.	150,000	107,252
*	Hongkong & Shanghai Hotels Ltd.	161,683	172,213
Ω	Honma Golf Ltd.	53,500	26,327
*††	Hsin Chong Group Holdings Ltd.	620,000	0
	Hung Hing Printing Group Ltd.	74,000	9,636
	Hutchison Telecommunications Hong Kong Holdings Ltd.	746,000	129,369
	Hysan Development Co. Ltd.	120,000	403,733
*	IGG, Inc.	348,000	130,883
*	Imagi International Holdings Ltd.	90,300	3,603
	International Housewares Retail Co. Ltd.	113,000	41,357
*	IPE Group Ltd.	180,000	14,015
*	IRC Ltd.	1,928,000	32,012
	ITC Properties Group Ltd.	201,073	27,122
	Jacobson Pharma Corp. Ltd.	54,000	7,304
	Johnson Electric Holdings Ltd.	149,913	205,912
	K Wah International Holdings Ltd.	499,072	185,757
	Karrie International Holdings Ltd.	338,000	62,104
	Kerry Logistics Network Ltd.	273,500	534,081
	Kerry Properties Ltd.	209,000	529,900
	Kingmaker Footwear Holdings Ltd.	158,000	19,355
*	Kingston Financial Group Ltd.	962,000	35,594

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co. Ltd.	150,000	$158,665
*	Kwoon Chung Bus Holdings Ltd.	22,000	6,318
*	Lai Sun Development Co. Ltd.	142,770	31,610
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	72,914
	Lippo China Resources Ltd.	810,000	11,370
	Lippo Ltd.	58,000	19,237
	Liu Chong Hing Investment Ltd.	84,000	78,704
	L'Occitane International SA	176,500	491,070
	Luk Fook Holdings International Ltd.	144,000	499,388
	Lung Kee Bermuda Holdings	74,000	24,955
	Man Wah Holdings Ltd.	668,000	772,302
#*	Mason Group Holdings Ltd.	9,010,798	33,280
*††	Master Glory GP	197,847	0
	MECOM Power & Construction Ltd.	311,000	74,354
*	Melco International Development Ltd.	184,000	239,457
*	Melco Resorts & Entertainment Ltd., ADR	3,081	42,086
*	MGM China Holdings Ltd.	35,600	44,977
*††	MH Development NPV	24,000	0
*	Midland Holdings Ltd.	154,854	19,159
	Miramar Hotel & Investment	79,000	122,825
	Modern Dental Group Ltd.	140,000	53,885
#*	Mongolian Mining Corp.	147,000	59,165
	MTR Corp. Ltd.	84,333	451,309
*	NagaCorp Ltd.	270,292	247,089
	Nameson Holdings Ltd.	354,000	23,929
	New World Development Co. Ltd.	301,952	902,505
*††	NewOcean Energy Holdings Ltd.	370,000	689
	Nissin Foods Co. Ltd.	65,000	56,181
	NWS Holdings Ltd.	547,116	515,611
	Oriental Watch Holdings	155,596	84,020
*	Oshidori International Holdings Ltd.	1,594,198	52,844
	Pacific Basin Shipping Ltd.	1,992,000	702,955
*	Pacific Century Premium Developments Ltd.	218,483	11,625
	Pacific Textiles Holdings Ltd.	431,000	155,161
*	Paliburg Holdings Ltd.	128,000	31,677
*	Paradise Entertainment Ltd.	132,000	16,838
	PC Partner Group Ltd.	122,000	71,990
	PCCW Ltd.	1,832,658	900,501
	Pentamaster International Ltd.	118,000	12,064
#	Perfect Medical Health Management Ltd.	124,000	72,782
	Pico Far East Holdings Ltd.	324,000	63,713
	Playmates Holdings Ltd.	260,000	20,084
	Plover Bay Technologies Ltd.	80,000	24,780
	Power Assets Holdings Ltd.	122,000	690,296
	Prada SpA	80,100	512,204
*	PT International Development Co. Ltd.	454,000	10,003
	Public Financial Holdings Ltd.	156,000	46,393
*	Realord Group Holdings Ltd.	54,000	60,890
*	Regal Hotels International Holdings Ltd.	120,000	50,846
Ω	Regina Miracle International Holdings Ltd.	81,000	34,039
	Safety Godown Co. Ltd.	24,000	7,048
*Ω	Samsonite International SA	328,200	977,703
*	Sands China Ltd.	34,000	127,503
	SAS Dragon Holdings Ltd.	88,000	42,348
	SEA Holdings Ltd.	60,582	25,821
*	Shangri-La Asia Ltd.	422,000	368,452
*	Shin Hwa World Ltd.	679,800	17,856
*	Shun Tak Holdings Ltd.	648,000	140,196
	Singamas Container Holdings Ltd.	444,000	41,442

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Sino Land Co. Ltd.	716,168	$930,644
	SITC International Holdings Co. Ltd.	397,000	867,286
*	SJM Holdings Ltd.	746,499	423,342
	SmarTone Telecommunications Holdings Ltd.	218,000	146,712
	Solomon Systech International Ltd.	524,000	40,861
	Soundwill Holdings Ltd.	41,000	37,729
*	Space Group Holdings Ltd.	5,000	2,196
	Stella International Holdings Ltd.	163,000	164,351
	Sun Hung Kai & Co. Ltd.	211,000	90,173
	Sun Hung Kai Properties Ltd.	70,500	999,804
	SUNeVision Holdings Ltd.	246,000	142,654
	Swire Pacific Ltd., Class A	93,000	852,242
	Swire Pacific Ltd., Class B	165,000	228,177
	Swire Properties Ltd.	90,000	252,950
	TAI Cheung Holdings Ltd.	164,000	88,814
	Tao Heung Holdings Ltd.	168,000	18,880
*	Taung Gold International Ltd.	4,680,000	13,150
	Techtronic Industries Co. Ltd.	142,000	1,830,633
*	Television Broadcasts Ltd.	138,200	68,852
*††	Tenwow International Holdings Ltd.	224,000	0
	Texhong Textile Group Ltd.	195,000	178,131
	Texwinca Holdings Ltd.	332,000	57,612
*	TOM Group Ltd.	24,000	1,961
*	Tongda Group Holdings Ltd.	2,489,999	40,755
	Town Health International Medical Group Ltd.	254,000	9,368
	Tradelink Electronic Commerce Ltd.	290,000	33,357
	Transport International Holdings Ltd.	83,646	119,381
	United Laboratories International Holdings Ltd.	452,000	299,244
	Value Partners Group Ltd.	272,000	110,897
	Vedan International Holdings Ltd.	124,000	9,565
	Vitasoy International Holdings Ltd.	144,000	305,919
#*Ω	VPower Group International Holdings Ltd., Class H	315,742	19,567
	VSTECS Holdings Ltd.	350,000	218,989
	VTech Holdings Ltd.	58,600	387,393
	Wai Kee Holdings Ltd.	62,000	16,196
*	Wang On Group Ltd.	4,680,000	26,222
*	Wealthking Investments Ltd.	148,000	7,089
*	Welife Technology Ltd.	85,000	7,159
Ω	WH Group Ltd.	2,744,632	1,690,321
	Wharf Real Estate Investment Co. Ltd.	108,000	618,264
	Wing Tai Properties Ltd.	52,000	23,966
*	Wynn Macau Ltd.	37,200	42,577
*	Xingye Alloy Materials Group Ltd.	86,000	11,719
	Xinyi Glass Holdings Ltd.	632,000	1,345,608
*††	Youyuan International Holdings Ltd.	239,000	0
	YTO International Express & Supply Chain Technology Ltd.	52,000	14,239
	Yue Yuen Industrial Holdings Ltd.	333,500	547,099
#*	Zensun Enterprises Ltd.	179,000	29,302
*	Zhaobangji Properties Holdings Ltd.	344,000	20,658
TOTAL HONG KONG			56,784,926
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	71,859	76,344
	MASTERPLAST Nyrt	917	9,208
	MOL Hungarian Oil & Gas PLC	176,173	1,316,564
*	Opus Global Nyrt	71,590	25,440
	OTP Bank Nyrt	6,924	208,631

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	17,331	$391,358
TOTAL HUNGARY			2,027,545
INDIA — (4.9%)
	360 ONE WAM Ltd.	9,112	204,220
*	3i Infotech Ltd.	16,458	7,681
*	63 Moons Technologies Ltd.	9,800	19,656
	Aarti Drugs Ltd.	15,517	76,577
	Aarti Industries Ltd.	40,532	267,709
*	Aarti Pharmalabs Ltd.	10,133	33,870
*	Aavas Financiers Ltd.	442	9,808
	Abbott India Ltd.	863	220,595
	ACC Ltd.	19,095	461,354
	Action Construction Equipment Ltd.	11,951	48,981
	Adani Enterprises Ltd.	3,774	136,438
*	Adani Green Energy Ltd.	11,553	173,379
	Adani Ports & Special Economic Zone Ltd.	49,114	369,303
*	Adani Power Ltd.	196,152	538,584
	Adani Total Gas Ltd.	25,787	666,182
*	Adani Transmission Ltd.	83,265	1,797,910
	ADF Foods Ltd.	2,266	21,193
*	Aditya Birla Capital Ltd.	190,334	329,455
	Advanced Enzyme Technologies Ltd.	14,719	50,422
	Aegis Logistics Ltd.	45,524	212,086
	AGI Greenpac Ltd.	11,207	44,945
	Agro Tech Foods Ltd.	1,165	12,910
	Ahluwalia Contracts India Ltd.	7,648	47,354
	AIA Engineering Ltd.	11,115	372,965
	Ajanta Pharma Ltd.	17,812	263,586
	Akzo Nobel India Ltd.	2,300	63,274
	Alembic Ltd.	28,091	23,745
	Alembic Pharmaceuticals Ltd.	25,708	169,701
	Alkem Laboratories Ltd.	6,176	227,735
	Alkyl Amines Chemicals	3,302	105,554
	Allcargo Logistics Ltd.	31,372	160,718
*	Alok Industries Ltd.	263,381	43,725
	Amara Raja Batteries Ltd.	20,590	144,050
	Ambuja Cements Ltd.	112,712	556,868
	Amrutanjan Health Care Ltd.	2,336	20,647
	Anant Raj Ltd.	34,045	46,724
	Andhra Sugars Ltd.	28,073	45,094
	Angel One Ltd.	5,945	90,991
	Apar Industries Ltd.	4,455	92,133
	Apcotex Industries Ltd.	3,910	19,997
	APL Apollo Tubes Ltd.	37,580	530,640
	Apollo Hospitals Enterprise Ltd.	13,609	712,537
	Apollo Tyres Ltd.	127,582	502,611
*	Arvind Fashions Ltd.	12,904	50,824
*	Arvind Ltd.	61,309	63,662
	Asahi India Glass Ltd.	18,993	119,268
	Ashiana Housing Ltd.	8,770	15,117
	Ashok Leyland Ltd.	194,617	356,772
*	Ashoka Buildcon Ltd.	45,156	45,949
	Asian Paints Ltd.	22,765	761,382
	Astec Lifesciences Ltd.	1,813	30,976
*Ω	Aster DM Healthcare Ltd.	42,764	111,568
	Astra Microwave Products Ltd.	16,150	54,406
	Astral Ltd.	14,119	356,318
	AstraZeneca Pharma India Ltd.	1,165	47,881

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Atul Ltd.	3,649	$319,414
Ω	AU Small Finance Bank Ltd.	27,468	209,281
	Aurobindo Pharma Ltd.	130,293	652,798
	Automotive Axles Ltd.	1,309	40,557
	Avanti Feeds Ltd.	16,178	76,167
*Ω	Avenue Supermarts Ltd.	1,757	75,647
	Axis Bank Ltd.	250,514	2,677,579
	Axis Bank Ltd., GDR	1,036	55,219
	Bajaj Auto Ltd.	5,912	277,160
	Bajaj Consumer Care Ltd.	18,382	38,347
	Bajaj Finance Ltd.	17,369	1,255,066
	Bajaj Finserv Ltd.	12,340	203,558
*	Bajaj Hindusthan Sugar Ltd.	308,050	56,505
	Bajaj Holdings & Investment Ltd.	8,383	604,400
	Balaji Amines Ltd.	4,219	123,599
	Balkrishna Industries Ltd.	23,789	647,466
	Balmer Lawrie & Co. Ltd.	31,203	45,821
	Balrampur Chini Mills Ltd.	73,082	338,643
	Banco Products India Ltd.	4,272	10,496
*Ω	Bandhan Bank Ltd.	81,388	244,142
	Bank of Baroda	269,632	558,281
	Bank of India	99,928	102,530
	Bank of Maharashtra	340,405	128,408
	Bannari Amman Sugars Ltd.	790	26,679
	BASF India Ltd.	3,176	95,569
	Bata India Ltd.	11,145	208,338
	Bayer CropScience Ltd.	1,033	56,092
	BEML Ltd.	5,370	101,236
	BEML Ltd.	5,370	24,576
	Berger Paints India Ltd.	34,794	235,567
*	BF Utilities Ltd.	4,868	22,026
	Bhansali Engineering Polymers Ltd.	4,216	5,535
	Bharat Bijlee Ltd.	1,368	42,861
	Bharat Dynamics Ltd.	8,414	98,272
	Bharat Electronics Ltd.	840,447	981,499
	Bharat Forge Ltd.	54,243	582,682
	Bharat Heavy Electricals Ltd.	314,218	303,511
	Bharat Petroleum Corp. Ltd.	98,998	416,180
	Bharat Rasayan Ltd.	275	31,237
	Bharti Airtel Ltd.	273,510	2,579,547
	Biocon Ltd.	76,628	221,345
	Birla Corp. Ltd.	9,881	109,768
	Birlasoft Ltd.	72,499	269,625
*	Black Box Ltd.	6,786	10,491
	Bliss Gvs Pharma Ltd.	16,236	15,668
	BLS International Services Ltd.	16,560	37,268
	Blue Dart Express Ltd.	1,564	120,111
	Blue Star Ltd.	9,183	138,386
	Bodal Chemicals Ltd.	20,599	18,028
	Bombay Burmah Trading Co.	5,089	55,163
*	Borosil Ltd.	2,074	9,100
*	Borosil Renewables Ltd.	12,607	74,026
	Bosch Ltd.	649	136,130
	Brigade Enterprises Ltd.	25,902	145,249
	Brightcom Group Ltd.	2,124	652
	Britannia Industries Ltd.	12,482	660,810
	BSE Ltd.	17,184	108,067
*	Camlin Fine Sciences Ltd.	4,683	9,017
	Can Fin Homes Ltd.	23,250	161,655

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Canara Bank	96,339	$360,161
*	Capacit'e Infraprojects Ltd.	8,742	16,004
	Caplin Point Laboratories Ltd.	5,976	50,898
	Carborundum Universal Ltd.	22,029	260,157
	Care Ratings Ltd.	4,806	36,054
	Castrol India Ltd.	102,916	148,776
	CCL Products India Ltd.	36,778	243,782
	Ceat Ltd.	8,354	160,388
*	Central Bank of India Ltd.	268,110	99,290
	Central Depository Services India Ltd.	14,699	188,402
	Century Enka Ltd.	5,766	28,965
	Century Plyboards India Ltd.	21,503	136,626
	Century Textiles & Industries Ltd.	17,159	148,220
	Cera Sanitaryware Ltd.	1,982	127,593
	CESC Ltd.	157,900	140,215
*	CG Power & Industrial Solutions Ltd.	137,635	508,843
*	Chalet Hotels Ltd.	4,849	20,906
	Chambal Fertilisers & Chemicals Ltd.	67,533	260,584
	Chennai Petroleum Corp. Ltd.	10,216	31,169
††	Chennai Super Kings Cricket Ltd.	52,326	269
	Cholamandalam Financial Holdings Ltd.	30,613	222,820
	Cholamandalam Investment & Finance Co. Ltd.	100,903	877,096
	Cigniti Technologies Ltd.	4,584	33,807
	Cipla Ltd.	103,155	1,288,494
	City Union Bank Ltd.	128,828	250,190
*	Clariant Chemicals India Ltd.	3,474	14,153
	Coal India Ltd.	125,372	345,914
Ω	Cochin Shipyard Ltd.	16,230	101,626
*Ω	Coffee Day Enterprises Ltd.	29,071	15,075
	Coforge Ltd.	9,027	487,010
	Colgate-Palmolive India Ltd.	23,255	414,608
	Computer Age Management Services Ltd.	7,387	206,122
	Container Corp. of India Ltd.	52,193	403,594
	Coromandel International Ltd.	43,719	479,766
	Cosmo First Ltd.	5,807	50,530
*	CreditAccess Grameen Ltd.	8,631	91,225
	CRISIL Ltd.	5,681	218,707
	Crompton Greaves Consumer Electricals Ltd.	154,419	624,583
*	CSB Bank Ltd.	4,343	13,270
	Cummins India Ltd.	16,804	295,621
	Cyient Ltd.	15,957	172,889
*	D B Realty Ltd.	24,477	22,651
	Dabur India Ltd.	56,117	381,966
	Dalmia Bharat Ltd.	24,001	518,626
	Dalmia Bharat Sugar & Industries Ltd.	7,147	31,243
	DB Corp. Ltd.	24,605	36,928
	DCB Bank Ltd.	94,665	134,135
	DCM Shriram Ltd.	20,669	219,567
	DCW Ltd.	49,031	29,061
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	161,319
	Deepak Nitrite Ltd.	12,191	280,558
	Delta Corp. Ltd.	32,285	77,988
*	DEN Networks Ltd.	41,201	16,156
*	Dhampur Bio Organics Ltd.	16,263	32,411
	Dhampur Sugar Mills Ltd.	16,263	45,278
*	Dhani Services Ltd.	83,065	34,629
	Dhanuka Agritech Ltd.	5,690	47,314
Ω	Dilip Buildcon Ltd.	15,884	41,687
*	Dish TV India Ltd.	343,258	67,635

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Dishman Carbogen Amcis Ltd.	27,694	$28,832
	Divi's Laboratories Ltd.	17,454	710,853
	Dixon Technologies India Ltd.	9,427	310,084
	DLF Ltd.	94,388	412,421
	Dollar Industries Ltd.	1,204	5,852
Ω	Dr Lal PathLabs Ltd.	12,660	326,386
	Dr Reddy's Laboratories Ltd., ADR	15,521	835,030
	Dr Reddy's Laboratories Ltd.	15,332	816,098
*	Dredging Corp. of India Ltd.	7,641	34,217
	Dwarikesh Sugar Industries Ltd.	22,777	25,966
	Dynamatic Technologies Ltd.	1,057	31,855
	eClerx Services Ltd.	14,403	255,148
	Edelweiss Financial Services Ltd.	141,455	115,831
	Eicher Motors Ltd.	11,067	444,253
	EID Parry India Ltd.	27,575	184,887
*	EIH Associated Hotels	3,502	16,838
*	EIH Ltd.	48,193	96,283
	Electrosteel Castings Ltd.	143,137	64,542
	Elgi Equipments Ltd.	32,594	152,090
	Emami Ltd.	64,593	348,201
Ω	Endurance Technologies Ltd.	6,331	113,608
	Engineers India Ltd.	88,087	94,850
	EPL Ltd.	13,454	25,769
*Ω	Equitas Small Finance Bank Ltd.	80,509	53,898
Ω	Eris Lifesciences Ltd.	7,654	57,132
	ESAB India Ltd.	1,446	68,957
	Escorts Kubota Ltd.	7,522	193,055
*	Eveready Industries India Ltd.	13,043	54,854
	Everest Industries Ltd.	2,593	23,301
	Everest Kanto Cylinder Ltd.	10,547	11,761
	Excel Industries Ltd.	1,267	16,742
	Exide Industries Ltd.	132,617	294,344
	Fairchem Organics Ltd.	494	6,890
*	FDC Ltd.	18,270	59,510
	Federal Bank Ltd.	595,372	982,804
*	Federal-Mogul Goetze India Ltd.	2,733	10,126
	FIEM Industries Ltd.	1,999	40,051
	Filatex India Ltd.	38,784	20,880
	Fine Organic Industries Ltd.	2,421	148,208
	Finolex Cables Ltd.	22,825	155,500
	Finolex Industries Ltd.	77,237	162,587
	Firstsource Solutions Ltd.	78,315	104,008
	Force Motors Ltd.	3,168	55,969
*	Fortis Healthcare Ltd.	173,242	597,178
	Gabriel India Ltd.	27,470	59,828
	GAIL India Ltd.	727,699	851,879
	Galaxy Surfactants Ltd.	2,102	59,957
*	Ganesh Housing Corp. Ltd.	5,906	25,514
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	80,556
	Garware Technical Fibres Ltd.	4,176	148,488
	Gateway Distriparks Ltd.	96,744	75,830
*	Gati Ltd.	17,181	30,127
*	GE T&D India Ltd.	23,648	34,662
Ω	General Insurance Corp. of India	16,865	38,045
	Genus Power Infrastructures Ltd.	31,303	35,693
	Geojit Financial Services Ltd.	10,947	6,171
	GHCL Ltd.	23,955	143,816
	GIC Housing Finance Ltd.	18,109	43,735
	Gillette India Ltd.	2,137	127,767

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	$130,285
	Glenmark Pharmaceuticals Ltd.	58,036	272,663
	GMM Pfaudler Ltd.	1,759	35,414
*	GMR Airports Infrastructure Ltd.	224,422	105,579
	Godawari Power & Ispat Ltd.	11,773	57,813
	Godfrey Phillips India Ltd.	5,565	130,937
Ω	Godrej Agrovet Ltd.	3,324	18,352
*	Godrej Consumer Products Ltd.	35,807	401,045
*	Godrej Industries Ltd.	28,932	152,955
*	Godrej Properties Ltd.	10,818	157,119
	Goodyear India Ltd.	2,222	30,044
	Granules India Ltd.	56,623	205,113
	Graphite India Ltd.	18,159	78,136
	Grasim Industries Ltd.	56,926	1,109,544
	Grauer & Weil India Ltd.	12,806	13,729
	Gravita India Ltd.	2,184	13,840
	Great Eastern Shipping Co. Ltd.	37,226	292,741
	Greaves Cotton Ltd.	16,861	30,092
	Greenlam Industries Ltd.	6,449	24,596
	Greenpanel Industries Ltd.	16,581	65,744
	Greenply Industries Ltd.	16,548	28,517
	Grindwell Norton Ltd.	9,443	230,871
	Gujarat Alkalies & Chemicals Ltd.	13,663	115,051
	Gujarat Ambuja Exports Ltd.	36,412	114,423
	Gujarat Fluorochemicals Ltd.	9,976	338,359
	Gujarat Gas Ltd.	24,930	139,579
	Gujarat Industries Power Co. Ltd.	12,468	12,753
	Gujarat Mineral Development Corp. Ltd.	43,682	76,643
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	205,772
	Gujarat Pipavav Port Ltd.	89,581	103,388
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	104,630
	Gujarat State Petronet Ltd.	100,344	330,680
	Gulf Oil Lubricants India Ltd.	3,029	16,048
	Happiest Minds Technologies Ltd.	11,910	123,538
*	Hathway Cable & Datacom Ltd.	45,980	9,166
	Hatsun Agro Product Ltd.	17,318	191,638
	Havells India Ltd.	37,085	538,007
	HBL Power Systems Ltd.	65,276	79,285
	HCL Technologies Ltd.	135,785	1,874,669
Ω	HDFC Asset Management Co. Ltd.	9,368	217,887
	HDFC Bank Ltd.	247,834	4,884,029
Ω	HDFC Life Insurance Co. Ltd.	22,041	156,373
*	HealthCare Global Enterprises Ltd.	6,523	22,567
	HEG Ltd.	3,340	42,652
	HeidelbergCement India Ltd.	34,643	74,245
	Heritage Foods Ltd.	7,562	14,120
	Hero MotoCorp Ltd.	36,123	1,224,332
	Hester Biosciences Ltd.	1,115	25,514
	HFCL Ltd.	235,479	201,392
	HG Infra Engineering Ltd.	5,215	43,167
	Hikal Ltd.	22,547	100,161
	HIL Ltd.	1,370	42,174
	Himadri Speciality Chemical Ltd.	96,129	110,403
	Hindalco Industries Ltd.	436,620	2,523,500
	Hinduja Global Solutions Ltd.	7,126	114,451
	Hindustan Aeronautics Ltd.	12,704	398,920
*	Hindustan Construction Co. Ltd.	161,631	38,056
	Hindustan Copper Ltd.	55,468	83,984
*	Hindustan Oil Exploration Co. Ltd.	11,080	17,780

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Petroleum Corp. Ltd.	107,239	$312,850
	Hindustan Unilever Ltd.	36,054	1,137,463
	Hitachi Energy India Ltd.	2,367	89,924
	Hle Glascoat Ltd.	1,465	10,916
	Honda India Power Products Ltd.	1,245	31,637
	Honeywell Automation India Ltd.	297	143,194
	Housing Development Finance Corp. Ltd.	89,030	2,872,537
	Huhtamaki India Ltd.	7,123	17,030
	I G Petrochemicals Ltd.	4,751	28,189
	ICICI Bank Ltd., Sponsored ADR	87,297	1,818,396
	ICICI Bank Ltd.	115,986	1,191,095
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	278,876
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	95,820
Ω	ICICI Securities Ltd.	18,452	110,929
	ICRA Ltd.	776	42,678
*	IDFC First Bank Ltd.	1,092,132	782,899
	IDFC Ltd.	434,035	454,714
*	IFB Industries Ltd.	1,075	11,186
	IIFL Finance Ltd.	55,498	348,502
	IIFL Securities Ltd.	35,706	30,084
	India Cements Ltd.	86,812	206,358
	India Glycols Ltd.	4,576	38,316
	India Nippon Electricals Ltd.	1,400	6,521
*	Indiabulls Housing Finance Ltd.	107,599	162,764
*	Indiabulls Real Estate Ltd.	108,361	96,798
	Indian Bank	72,174	270,562
Ω	Indian Energy Exchange Ltd.	127,492	217,004
	Indian Hotels Co. Ltd.	64,599	239,158
	Indian Metals & Ferro Alloys Ltd.	1,877	6,553
	Indian Oil Corp. Ltd.	275,190	275,784
*	Indian Overseas Bank	508,726	178,512
	Indian Railway Catering & Tourism Corp. Ltd.	18,683	146,251
Ω	Indian Railway Finance Corp. Ltd.	141,713	57,580
	Indo Count Industries Ltd.	29,913	46,464
	Indoco Remedies Ltd.	6,213	24,911
	Indraprastha Gas Ltd.	62,266	325,347
	Indus Towers Ltd.	217,731	408,046
	IndusInd Bank Ltd.	35,507	472,150
	Infibeam Avenues Ltd.	338,796	71,267
	Info Edge India Ltd.	8,235	372,452
	Infosys Ltd.	301,896	5,687,226
	Ingersoll Rand India Ltd.	2,018	48,531
*	Inox Leisure Ltd.	14,203	87,989
*	Inox Wind Ltd.	11,379	13,293
	Insecticides India Ltd.	1,658	12,773
	Intellect Design Arena Ltd.	16,141	87,419
*Ω	InterGlobe Aviation Ltd.	14,591	378,955
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	35,027
	Ipca Laboratories Ltd.	32,280	336,406
	IRB Infrastructure Developers Ltd.	46,610	163,974
Ω	IRCON International Ltd.	78,591	58,291
	ISGEC Heavy Engineering Ltd.	1,141	6,051
	ITC Ltd.	447,238	1,931,481
	ITD Cementation India Ltd.	22,260	30,450
*	ITI Ltd.	28,841	36,303
	J Kumar Infraprojects Ltd.	11,676	38,854
	Jagran Prakashan Ltd.	34,724	30,988
	Jai Corp. Ltd.	15,986	26,639
*	Jaiprakash Associates Ltd.	598,862	66,890

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jaiprakash Power Ventures Ltd.	578,463	$51,104
*	Jammu & Kashmir Bank Ltd.	95,744	64,876
	Jamna Auto Industries Ltd.	27,803	35,767
	JB Chemicals & Pharmaceuticals Ltd.	9,430	235,485
	JBM Auto Ltd.	1,810	11,981
	Jindal Poly Films Ltd.	7,687	67,772
	Jindal Saw Ltd.	68,205	104,295
*	Jindal Stainless Hisar Ltd.	46,805	263,370
*	Jindal Stainless Ltd.	80,513	252,531
	Jindal Steel & Power Ltd.	151,388	1,088,637
	JK Cement Ltd.	9,251	306,471
	JK Lakshmi Cement Ltd.	16,149	144,980
	JK Paper Ltd.	39,899	201,208
	JK Tyre & Industries Ltd.	33,904	69,512
	JM Financial Ltd.	126,883	101,219
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	22,275
	JSW Energy Ltd.	153,003	446,521
	JSW Steel Ltd.	292,736	2,582,581
	JTEKT India Ltd.	27,645	46,292
	Jubilant Foodworks Ltd.	100,705	604,457
	Jubilant Ingrevia Ltd.	36,620	217,913
	Jubilant Pharmova Ltd.	44,079	193,093
	Jyothy Labs Ltd.	19,894	49,862
	Kajaria Ceramics Ltd.	35,331	458,603
	Kalpataru Power Transmission Ltd.	23,959	149,780
	Kalyani Steels Ltd.	8,932	36,441
	Kansai Nerolac Paints Ltd.	12,596	65,123
	Karnataka Bank Ltd.	111,612	197,016
	Karur Vysya Bank Ltd.	162,946	215,247
	Kaveri Seed Co. Ltd.	10,833	70,200
	KCP Ltd.	18,420	23,335
	KEC International Ltd.	39,834	221,345
	KEI Industries Ltd.	27,752	550,347
	Kennametal India Ltd.	1,297	34,797
	Kewal Kiran Clothing Ltd.	2,389	12,867
*	Kiri Industries Ltd.	7,436	25,684
	Kirloskar Brothers Ltd.	4,402	17,278
	Kirloskar Oil Engines Ltd.	17,599	67,553
	Kitex Garments Ltd.	7,762	17,145
	KNR Constructions Ltd.	42,416	127,175
	Kolte-Patil Developers Ltd.	5,570	19,168
	Kotak Mahindra Bank Ltd.	34,459	733,299
	KPIT Technologies Ltd.	58,305	543,757
	KPR Mill Ltd.	53,906	347,198
	KRBL Ltd.	25,487	123,238
	KSB Ltd.	4,122	92,172
	L&T Finance Holdings Ltd.	328,652	359,120
Ω	L&T Technology Services Ltd.	4,254	174,356
	LA Opala RG Ltd.	1,909	8,808
	Lakshmi Machine Works Ltd.	771	106,824
	Larsen & Toubro Ltd.	75,885	1,972,274
Ω	Laurus Labs Ltd.	87,829	355,806
*Ω	Lemon Tree Hotels Ltd.	39,151	36,842
	LG Balakrishnan & Bros Ltd.	7,963	67,315
	LIC Housing Finance Ltd.	121,954	599,437
	Linde India Ltd.	3,102	126,268
	LT Foods Ltd.	41,256	58,246
Ω	LTIMindtree Ltd.	18,857	1,013,108
	Lumax Auto Technologies Ltd.	10,082	27,955

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lumax Industries Ltd.	1,052	$21,629
	Lupin Ltd.	62,163	561,174
*	LUX Industries Ltd.	1,387	24,913
	Mahanagar Gas Ltd.	9,680	104,170
	Maharashtra Scooters Ltd.	349	18,873
	Maharashtra Seamless Ltd.	18,958	73,962
	Mahindra & Mahindra Financial Services Ltd.	298,747	852,100
	Mahindra & Mahindra Ltd.	145,183	2,450,996
	Mahindra CIE Automotive Ltd.	39,842	192,268
*	Mahindra Holidays & Resorts India Ltd.	34,822	109,689
	Mahindra Lifespace Developers Ltd.	27,548	117,169
Ω	Mahindra Logistics Ltd.	3,838	22,154
	Maithan Alloys Ltd.	2,030	25,900
	Man Infraconstruction Ltd.	30,854	27,983
	Manappuram Finance Ltd.	235,523	332,169
	Mangalam Cement Ltd.	5,061	17,644
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	28,543
	Marico Ltd.	106,063	646,948
	Marksans Pharma Ltd.	74,161	58,216
	Maruti Suzuki India Ltd.	2,703	294,814
Ω	MAS Financial Services Ltd.	4,593	44,685
	Mastek Ltd.	4,519	90,535
*	Max Financial Services Ltd.	11,671	119,063
*	Max Healthcare Institute Ltd.	26,551	144,704
*	Max Ventures & Industries Ltd.	6,858	12,293
	Mayur Uniquoters Ltd.	8,402	43,059
	Mazagon Dock Shipbuilders Ltd.	12,362	120,236
*	Meghmani Finechem Ltd.	3,103	39,968
	Meghmani Organics Ltd.	33,015	40,224
Ω	Metropolis Healthcare Ltd.	6,923	113,532
	Minda Corp. Ltd.	11,926	31,286
*	Mirza International Ltd.	8,330	25,158
Ω	Mishra Dhatu Nigam Ltd.	14,607	37,841
	MM Forgings Ltd.	3,625	38,853
	MOIL Ltd.	22,181	45,324
	Monte Carlo Fashions Ltd.	3,649	28,735
*	Morepen Laboratories Ltd.	75,587	26,715
	Motherson Sumi Wiring India Ltd.	433,050	274,294
	Motilal Oswal Financial Services Ltd.	12,383	103,756
	Mphasis Ltd.	33,542	855,928
	MRF Ltd.	654	728,662
	Mrs Bectors Food Specialities Ltd.	4,039	23,480
	MSTC Ltd.	7,750	28,284
	Multi Commodity Exchange of India Ltd.	2,793	51,754
	Muthoot Finance Ltd.	66,141	849,524
	Nahar Spinning Mills Ltd.	2,592	7,945
	Narayana Hrudayalaya Ltd.	18,518	164,282
	Natco Pharma Ltd.	28,761	188,402
	National Aluminium Co. Ltd.	319,195	326,576
*	National Fertilizers Ltd.	35,078	29,511
	Nava Ltd.	42,413	121,088
	Navin Fluorine International Ltd.	1,958	94,283
	Navneet Education Ltd.	39,220	53,728
	NBCC India Ltd.	153,417	69,057
	NCC Ltd.	133,271	148,469
	NCL Industries Ltd.	8,249	16,473
	NELCO Ltd.	2,004	15,431
	NESCO Ltd.	8,606	61,415
	Nestle India Ltd.	3,680	856,700

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Network18 Media & Investments Ltd.	10,960	$8,245
	Neuland Laboratories Ltd.	1,127	20,713
	NHPC Ltd.	332,705	179,346
	NIIT Ltd.	25,172	100,837
	Nilkamal Ltd.	2,650	60,546
Ω	Nippon Life India Asset Management Ltd.	19,665	59,946
	NLC India Ltd.	66,590	63,844
	NMDC Ltd.	262,907	399,311
††	Nmdc Steel Ltd.	262,907	92,659
	NOCIL Ltd.	39,174	100,221
	Novartis India Ltd.	1,821	14,287
	NRB Bearings Ltd.	20,512	36,611
	NTPC Ltd.	299,031	625,214
	Nucleus Software Exports Ltd.	3,108	15,411
	Oberoi Realty Ltd.	36,793	369,645
	Oil & Natural Gas Corp. Ltd.	129,321	230,431
	Oil India Ltd.	56,889	163,025
	Olectra Greentech Ltd.	3,467	20,216
*	Omaxe Ltd.	19,919	16,148
	OnMobile Global Ltd.	12,044	13,139
	Oracle Financial Services Software Ltd.	5,536	206,619
	Orient Cement Ltd.	38,546	58,213
	Orient Electric Ltd.	29,101	92,456
	Orient Paper & Industries Ltd.	48,586	26,685
	Oriental Aromatics Ltd.	1,033	4,808
	Oriental Carbon & Chemicals Ltd.	1,440	13,069
*	Orissa Minerals Development Co. Ltd.	246	8,643
	Page Industries Ltd.	938	460,973
	Paisalo Digital Ltd.	58,490	55,011
	Panama Petrochem Ltd.	5,121	20,445
*Ω	Parag Milk Foods Ltd.	9,183	10,270
*	Patel Engineering Ltd.	70,329	15,243
*	PC Jeweller Ltd.	66,129	40,968
	PCBL Ltd.	61,168	89,893
	Persistent Systems Ltd.	16,947	975,462
	Petronet LNG Ltd.	293,933	784,598
	Pfizer Ltd.	2,456	116,222
	Phoenix Mills Ltd.	16,323	278,326
	PI Industries Ltd.	13,700	506,234
	Pidilite Industries Ltd.	13,377	373,758
	Piramal Enterprises Ltd.	31,460	330,729
*	Piramal Pharma Ltd.	125,840	161,138
*Ω	PNB Housing Finance Ltd.	5,256	35,894
	PNC Infratech Ltd.	30,500	123,103
	Poly Medicure Ltd.	4,687	51,037
	Polycab India Ltd.	6,068	217,971
	Polyplex Corp. Ltd.	6,105	113,867
	Poonawalla Fincorp Ltd.	51,968	190,661
	Power Finance Corp. Ltd.	337,298	586,903
	Power Grid Corp. of India Ltd.	239,177	638,669
	Power Mech Projects Ltd.	1,652	38,168
	Praj Industries Ltd.	24,932	105,252
*	Prakash Industries Ltd.	57,269	47,767
Ω	Prataap Snacks Ltd.	2,707	28,126
	Prestige Estates Projects Ltd.	53,086	273,776
*	Pricol Ltd.	26,229	63,155
*	Prime Focus Ltd.	9,031	7,765
	Prince Pipes & Fittings Ltd.	6,088	46,275
*	Prism Johnson Ltd.	43,150	55,038

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Privi Speciality Chemicals Ltd.	2,218	$27,110
	Procter & Gamble Health Ltd.	2,444	121,961
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	297,424
	PSP Projects Ltd.	3,112	27,002
	PTC India Ltd.	99,145	117,209
	Punjab National Bank	439,236	289,724
	Puravankara Ltd.	5,536	6,020
*	PVR Ltd.	2,659	55,359
Ω	Quess Corp. Ltd.	19,671	86,421
	Radico Khaitan Ltd.	19,581	271,154
	Rain Industries Ltd.	61,259	127,274
	Rajesh Exports Ltd.	33,725	361,039
	Rallis India Ltd.	18,917	48,562
	Ramco Cements Ltd.	27,322	226,937
	Ramco Industries Ltd.	13,704	24,602
	Ramkrishna Forgings Ltd.	13,260	44,641
	Rane Holdings Ltd.	2,514	26,650
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	82,810
	Ratnamani Metals & Tubes Ltd.	5,918	161,741
	Raymond Ltd.	14,744	277,897
*Ω	RBL Bank Ltd.	157,218	301,410
	REC Ltd.	477,632	712,736
	Redington Ltd.	209,436	476,009
	Relaxo Footwears Ltd.	12,843	129,767
	Reliance Industrial Infrastructure Ltd.	2,215	23,746
	Reliance Industries Ltd.	235,961	6,814,955
*	Reliance Infrastructure Ltd.	40,867	62,740
*	Reliance Power Ltd.	916,309	142,773
	Repco Home Finance Ltd.	10,088	28,471
	Rhi Magnesita India Ltd.	11,496	110,856
	Rico Auto Industries Ltd.	31,447	34,340
	RITES Ltd.	14,370	63,368
*	RPSG Ventures Ltd.	2,272	12,084
	RSWM Ltd.	7,568	15,800
	Rupa & Co. Ltd.	4,580	15,325
	Sagar Cements Ltd.	10,335	28,255
	Samvardhana Motherson International Ltd.	463,984	428,991
	Sandhar Technologies Ltd.	3,136	8,865
	Sangam India Ltd.	5,785	15,124
	Sanghvi Movers Ltd.	3,370	13,728
	Sanofi India Ltd.	2,438	163,880
	Sarda Energy & Minerals Ltd.	2,755	37,484
	Saregama India Ltd.	9,284	38,427
	Sasken Technologies Ltd.	583	6,534
*	Satin Creditcare Network Ltd.	3,262	5,798
	Savita Oil Technologies Ltd.	4,462	14,907
	SBI Cards & Payment Services Ltd.	21,247	188,586
Ω	SBI Life Insurance Co. Ltd.	13,261	198,041
	Schaeffler India Ltd.	4,560	150,444
*	Schneider Electric Infrastructure Ltd.	14,706	33,216
*	SEAMEC Ltd.	1,061	10,353
*	Sequent Scientific Ltd.	6,658	6,402
	Seshasayee Paper & Boards Ltd.	3,484	12,179
Ω	SH Kelkar & Co. Ltd.	18,152	31,121
	Shankara Building Products Ltd.	1,193	9,213
	Shanthi Gears Ltd.	2,827	12,011
	Sharda Cropchem Ltd.	10,452	63,602
	Sharda Motor Industries Ltd.	1,355	11,939
*	Sheela Foam Ltd.	5,144	76,697

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shilpa Medicare Ltd.	7,390	$21,985
	Shipping Corp. of India Ltd.	59,327	97,461
*	Shoppers Stop Ltd.	11,621	94,754
	Shree Cement Ltd.	713	207,062
*	Shree Renuka Sugars Ltd.	135,400	86,928
	Shriram Finance Ltd.	67,814	1,072,641
	Siemens Ltd.	3,071	110,891
*	SIS Ltd.	11,528	52,573
	Siyaram Silk Mills Ltd.	4,652	29,110
	SKF India Ltd.	5,640	303,859
	Sobha Ltd.	13,764	101,324
	Solar Industries India Ltd.	6,105	299,190
*	Solara Active Pharma Sciences Ltd.	3,320	16,743
	Somany Ceramics Ltd.	4,551	30,235
	Sonata Software Ltd.	27,969	207,205
*	South Indian Bank Ltd.	519,112	114,660
*	Spandana Sphoorty Financial Ltd.	630	4,369
	SRF Ltd.	31,640	847,313
*	Star Cement Ltd.	15,877	20,979
	State Bank of India	114,695	783,753
	State Bank of India, GDR	2,177	148,036
	Steel Authority of India Ltd.	394,759	440,376
	Sterlite Technologies Ltd.	52,825	117,743
*	Strides Pharma Science Ltd.	21,638	78,383
*	Stylam Industries Ltd.	844	11,459
*	Subex Ltd.	85,031	35,885
	Subros Ltd.	10,122	37,221
	Sudarshan Chemical Industries Ltd.	11,301	53,356
	Sumitomo Chemical India Ltd.	6,316	35,338
	Sun Pharmaceutical Industries Ltd.	93,839	1,191,064
	Sun TV Network Ltd.	29,483	168,083
	Sundaram Finance Holdings Ltd.	7,208	7,843
	Sundaram Finance Ltd.	10,231	283,565
	Sundaram-Clayton Ltd.	1,656	95,408
	Sundram Fasteners Ltd.	21,656	260,237
	Sunteck Realty Ltd.	21,380	94,232
	Suprajit Engineering Ltd.	20,254	80,495
	Supreme Industries Ltd.	13,018	401,658
	Supreme Petrochem Ltd.	22,062	104,153
	Surya Roshni Ltd.	6,884	54,050
	Sutlej Textiles & Industries Ltd.	44,889	32,939
	Suven Pharmaceuticals Ltd.	55,204	333,512
*	Suzlon Energy Ltd.	1,060,140	129,630
*	Suzlon Energy Ltd.	11,979	1,053
	Swaraj Engines Ltd.	1,242	25,298
	Symphony Ltd.	1,873	22,011
Ω	Syngene International Ltd.	25,178	174,883
	Tamil Nadu Newsprint & Papers Ltd.	15,403	45,362
	Tamilnadu Petroproducts Ltd.	21,605	23,513
	Tanla Platforms Ltd.	13,276	105,952
*	TARC Ltd.	44,042	22,657
	Tasty Bite Eatables Ltd.	129	15,959
	Tata Chemicals Ltd.	59,057	706,433
	Tata Coffee Ltd.	25,162	65,523
	Tata Communications Ltd.	22,946	347,888
	Tata Consultancy Services Ltd.	68,192	2,814,365
	Tata Consumer Products Ltd.	48,640	434,617
	Tata Elxsi Ltd.	6,826	556,430
	Tata Metaliks Ltd.	5,683	58,110

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Tata Motors Ltd.	538,806	$2,996,687
	Tata Power Co. Ltd.	176,417	461,062
	Tata Steel Long Products Ltd.	403	3,489
	Tata Steel Ltd.	2,262,610	3,329,453
	TCI Express Ltd.	3,754	79,065
	TD Power Systems Ltd.	22,880	37,270
	Tech Mahindra Ltd.	111,525	1,394,067
	Techno Electric & Engineering Co. Ltd.	19,123	82,577
	Texmaco Rail & Engineering Ltd.	49,331	34,196
	Thermax Ltd.	5,791	136,113
	Thirumalai Chemicals Ltd.	17,134	37,840
*	Thomas Cook India Ltd.	36,462	32,182
Ω	Thyrocare Technologies Ltd.	4,402	30,321
	Tide Water Oil Co. India Ltd.	1,030	12,430
	Tilaknagar Industries Ltd.	20,689	29,549
	Time Technoplast Ltd.	58,614	61,489
	Timken India Ltd.	5,493	209,503
	Tinplate Co. of India Ltd.	10,194	43,542
*	Titagarh Wagons Ltd.	16,029	45,137
	Titan Co. Ltd.	37,363	1,092,444
	Torrent Pharmaceuticals Ltd.	26,306	490,306
	Torrent Power Ltd.	39,877	220,402
	Tourism Finance Corp. of India Ltd.	12,629	12,331
	Transport Corp. of India Ltd.	10,050	77,395
	Trent Ltd.	10,624	156,634
	Trident Ltd.	564,080	238,257
	Triveni Engineering & Industries Ltd.	40,732	142,904
	Triveni Turbine Ltd.	9,284	31,085
	TTK Prestige Ltd.	10,200	97,479
	Tube Investments of India Ltd.	36,180	1,154,211
	TV Today Network Ltd.	13,324	40,293
*	TV18 Broadcast Ltd.	207,389	86,853
	TVS Motor Co. Ltd.	47,653	607,733
	TVS Srichakra Ltd.	1,447	58,497
	Uflex Ltd.	11,771	78,301
	Ugar Sugar Works Ltd.	25,068	29,887
*	Ugro Capital Ltd.	13,207	24,749
*	Ujjivan Financial Services Ltd.	7,052	23,075
*Ω	Ujjivan Small Finance Bank Ltd.	88,629	31,485
	UltraTech Cement Ltd.	21,149	1,835,174
	Unichem Laboratories Ltd.	12,905	55,660
	Union Bank of India Ltd.	277,818	269,063
	United Breweries Ltd.	6,349	123,774
*	United Spirits Ltd.	47,033	443,396
	UNO Minda Ltd.	56,378	337,060
	UPL Ltd.	258,990	2,401,018
	Usha Martin Ltd.	48,729	111,698
*	UTI Asset Management Co. Ltd.	3,797	34,898
*	VA Tech Wabag Ltd.	12,652	49,270
	Vaibhav Global Ltd.	17,605	65,899
	Vakrangee Ltd.	221,710	73,562
*	Vardhman Textiles Ltd.	40,475	150,390
*Ω	Varroc Engineering Ltd.	13,072	44,546
	Varun Beverages Ltd.	49,542	698,034
	Vedanta Ltd.	342,056	1,398,885
	Venky's India Ltd.	1,715	38,416
	Vesuvius India Ltd.	3,868	77,162
	V-Guard Industries Ltd.	33,652	101,879
	Vinati Organics Ltd.	9,924	222,749

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vindhya Telelinks Ltd.	2,575	$51,253
	VIP Industries Ltd.	11,912	102,064
	Visaka Industries Ltd.	2,186	11,040
	V-Mart Retail Ltd.	1,571	53,113
*	Vodafone Idea Ltd.	1,763,194	154,520
	Voltamp Transformers Ltd.	1,363	42,257
	Voltas Ltd.	11,414	112,126
	VRL Logistics Ltd.	13,256	86,812
	VST Industries Ltd.	1,677	62,087
	VST Tillers Tractors Ltd.	975	27,745
	Welspun Corp. Ltd.	50,380	130,269
	Welspun Enterprises Ltd.	21,331	38,057
	Welspun India Ltd.	149,156	122,484
	West Coast Paper Mills Ltd.	14,627	97,230
*	Westlife Foodworld Ltd.	15,854	141,607
	Wheels India Ltd.	1,952	13,377
	Whirlpool of India Ltd.	4,402	75,125
	Wipro Ltd.	140,663	688,614
*	Wockhardt Ltd.	18,419	46,681
*	Wonderla Holidays Ltd.	6,827	28,875
*	Yes Bank Ltd.	644,005	136,246
	Zee Entertainment Enterprises Ltd.	302,810	842,189
*	Zee Media Corp. Ltd.	168,121	25,974
	Zensar Technologies Ltd.	37,855	108,020
	Zydus Lifesciences Ltd.	65,791	346,148
	Zydus Wellness Ltd.	4,155	71,144
TOTAL INDIA			183,018,306
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	2,319,400	75,941
	Adaro Energy Indonesia Tbk PT	4,921,100	975,093
*	Adhi Karya Persero Tbk PT	754,695	24,190
*	Adi Sarana Armada Tbk PT	314,400	17,876
*	Agung Semesta Sejahtera Tbk PT	379,600	1,266
	AKR Corporindo Tbk PT	1,344,200	117,825
*	Alam Sutera Realty Tbk PT	5,422,500	58,722
	Aneka Tambang Tbk PT	1,652,646	256,076
*††	Armidian Karyatama Tbk PT	544,900	341
	Arwana Citramulia Tbk PT	856,700	57,426
	Ashmore Asset Management Indonesia Tbk PT	75,400	7,027
	Astra Agro Lestari Tbk PT	199,700	109,668
	Astra International Tbk PT	2,213,700	889,358
	Astra Otoparts Tbk PT	396,000	35,960
*	Bank Amar Indonesia Tbk PT	864,766	13,298
	Bank BTPN Syariah Tbk PT	670,100	114,594
*	Bank Bukopin Tbk PT	6,036,756	48,348
*	Bank Capital Indonesia Tbk PT	3,890,600	33,782
	Bank Central Asia Tbk PT	2,176,800	1,235,354
*	Bank China Construction Bank Indonesia Tbk PT	2,812,000	15,020
*	Bank Ganesha Tbk PT	1,272,900	7,651
*	Bank Jago Tbk PT	65,700	14,146
	Bank Mandiri Persero Tbk PT	2,115,600	1,409,701
*	Bank Mayapada International Tbk PT	1,109,200	38,158
	Bank Maybank Indonesia Tbk PT	1,445,900	22,565
*	Bank MNC Internasional Tbk PT	3,083,600	18,766
*	Bank Nationalnobu Tbk PT	303,200	10,446
	Bank Negara Indonesia Persero Tbk PT	1,009,600	618,876
	Bank Pan Indonesia Tbk PT	1,172,500	123,639
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,027,143	93,575

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	$79,910
	Bank Rakyat Indonesia Persero Tbk PT	5,175,434	1,587,139
	Bank Syariah Indonesia Tbk PT	2,626,260	234,477
	Bank Tabungan Negara Persero Tbk PT	1,811,092	164,754
	Barito Pacific Tbk PT	2,156,843	118,941
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	19,641
	BFI Finance Indonesia Tbk PT	2,482,100	191,868
*	Bintang Oto Global Tbk PT	230,100	19,264
	BISI International Tbk PT	103,200	10,849
	Blue Bird Tbk PT	168,500	18,187
*	Buana Lintas Lautan Tbk PT	3,163,100	31,676
	Bukit Asam Tbk PT	1,380,500	313,850
*	Bumi Resources Minerals Tbk PT	5,417,700	66,655
*	Bumi Resources Tbk PT	12,255,600	125,228
*	Bumi Serpong Damai Tbk PT	2,395,200	149,701
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,016
*	Capital Financial Indonesia Tbk PT	1,027,500	50,035
	Charoen Pokphand Indonesia Tbk PT	994,200	386,771
Ω	Cikarang Listrindo Tbk PT	409,000	18,006
	Ciputra Development Tbk PT	4,754,247	309,580
*	Citra Marga Nusaphala Persada Tbk PT	166,518	20,943
	Delta Dunia Makmur Tbk PT	2,924,600	57,083
	Dharma Satya Nusantara Tbk PT	1,298,400	59,045
	Elang Mahkota Teknologi Tbk PT	818,100	59,265
	Elnusa Tbk PT	1,799,200	37,552
	Erajaya Swasembada Tbk PT	3,182,500	89,447
*	Gajah Tunggal Tbk PT	847,000	33,888
	Garudafood Putra Putri Jaya Tbk PT	2,994,000	97,869
*	Global Mediacom Tbk PT	1,157,500	21,992
	Gudang Garam Tbk PT	138,300	212,280
*††	Hanson International Tbk PT	36,338,700	0
	Harum Energy Tbk PT	666,900	77,325
	Impack Pratama Industri Tbk PT	109,200	26,222
	Indah Kiat Pulp & Paper Tbk PT	830,400	462,757
	Indika Energy Tbk PT	744,800	120,151
	Indo Tambangraya Megah Tbk PT	156,500	378,586
	Indocement Tunggal Prakarsa Tbk PT	274,100	183,328
	Indofood CBP Sukses Makmur Tbk PT	142,700	96,221
	Indofood Sukses Makmur Tbk PT	1,595,300	716,927
	Indomobil Sukses Internasional Tbk PT	398,300	23,132
	Indosat Tbk PT	265,100	108,131
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,848,476	93,117
	Integra Indocabinet Tbk PT	388,200	9,339
*††	Inti Agri Resources Tbk PT	532,800	333
*	Intiland Development Tbk PT	1,382,100	14,840
	Japfa Comfeed Indonesia Tbk PT	2,060,300	185,907
*	Jasa Marga Persero Tbk PT	377,704	79,723
	Jaya Real Property Tbk PT	957,600	31,174
	Kalbe Farma Tbk PT	4,098,100	564,224
*	Kapuas Prima Coal Tbk PT	1,002,500	3,345
*	Kawasan Industri Jababeka Tbk PT	3,773,910	34,737
	KMI Wire & Cable Tbk PT	513,700	10,290
*	Krakatau Steel Persero Tbk PT	1,204,811	25,411
*	Kresna Graha Investama Tbk PT	1,585,300	5,286
*	Lippo Karawaci Tbk PT	10,772,700	59,007
	Mahkota Group Tbk PT	172,100	8,956
*	Malindo Feedmill Tbk PT	521,400	16,775
*	Map Aktif Adiperkasa PT	242,200	61,448
	Matahari Department Store Tbk PT	295,800	86,722

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Mayora Indah Tbk PT	490,700	$77,672
*	MD Pictures Tbk PT	396,800	25,158
	Medco Energi Internasional Tbk PT	5,217,100	489,401
*	Media Nusantara Citra Tbk PT	2,123,400	98,676
	Medikaloka Hermina Tbk PT	1,836,500	190,579
*	Mega Manunggal Property Tbk PT	586,100	17,919
*	Merdeka Copper Gold Tbk PT	434,942	137,746
*	Metro Healthcare Indonesia Tbk PT	883,300	29,105
	Metrodata Electronics Tbk PT	1,934,000	72,299
*	Mitra Adiperkasa Tbk PT	3,535,200	307,030
	Mitra Keluarga Karyasehat Tbk PT	1,574,800	314,380
	Mitra Pinasthika Mustika Tbk PT	324,700	25,569
*	MNC Digital Entertainment Tbk PT	25,800	7,800
*	MNC Kapital Indonesia Tbk PT	1,485,800	7,051
*	MNC Land Tbk PT	14,426,000	73,226
*	MNC Vision Networks Tbk PT	4,883,100	19,909
*	Multipolar Tbk PT	3,558,200	24,504
	Nippon Indosari Corpindo Tbk PT	326,544	29,738
*††	Omni Inovasi Indonesia Tbk PT	985,400	3,291
	Pabrik Kertas Tjiwi Kimia Tbk PT	471,500	230,920
*	Pacific Strategic Financial Tbk PT	445,200	33,412
	Pakuwon Jati Tbk PT	6,004,200	179,589
	Panin Financial Tbk PT	5,284,100	158,168
	Perusahaan Gas Negara Tbk PT	1,577,700	163,309
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	98,483
*††	Pool Advista Indonesia Tbk PT	107,000	67
*	PP Persero Tbk PT	1,316,763	61,247
	Puradelta Lestari Tbk PT	3,333,600	36,958
	Ramayana Lestari Sentosa Tbk PT	717,500	34,035
	Resource Alam Indonesia Tbk PT	280,600	7,944
*††	Rimo International Lestari Tbk PT	17,222,700	0
	Rukun Raharja Tbk PT	273,200	17,342
	Salim Ivomas Pratama Tbk PT	1,294,900	36,673
	Samudera Indonesia Tbk PT	2,565,000	74,364
*	Sarana Meditama Metropolitan Tbk PT	619,100	11,823
	Sarana Menara Nusantara Tbk PT	3,739,000	280,036
	Sariguna Primatirta Tbk PT	530,300	16,491
	Sawit Sumbermas Sarana Tbk PT	1,734,600	183,445
*††	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	56,815
*	Semen Baturaja Persero Tbk PT	601,700	16,402
	Semen Indonesia Persero Tbk PT	954,010	472,585
	Siloam International Hospitals Tbk PT	921,168	75,048
*	Smartfren Telecom Tbk PT	5,742,200	26,119
*††	Sri Rejeki Isman Tbk PT	5,584,400	10,198
	Steel Pipe Industry of Indonesia PT	871,300	14,669
	Sumber Alfaria Trijaya Tbk PT	3,229,000	610,385
	Summarecon Agung Tbk PT	3,451,323	142,017
	Surya Citra Media Tbk PT	4,966,600	75,063
	Surya Esa Perkasa Tbk PT	1,797,400	118,991
*	Surya Semesta Internusa Tbk PT	2,170,500	61,729
	Telkom Indonesia Persero Tbk PT	1,328,300	343,276
	Telkom Indonesia Persero Tbk PT, ADR	6,000	156,120
	Temas Tbk PT	246,100	41,349
	Tempo Scan Pacific Tbk PT	231,900	21,736
	Timah Tbk PT	691,000	57,812
	Tower Bersama Infrastructure Tbk PT	601,000	84,351
*††	Trada Alam Minera Tbk PT	8,033,600	5,024
	Transcoal Pacific Tbk PT	99,800	55,914

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Trimegah Sekuritas IndonesiaTbk PT	503,900	$7,736
	Tunas Baru Lampung Tbk PT	1,230,000	58,311
	Ultrajaya Milk Industry & Trading Co. Tbk PT	213,000	20,892
	Unilever Indonesia Tbk PT	730,500	227,391
	United Tractors Tbk PT	558,300	916,593
*	Vale Indonesia Tbk PT	294,100	146,665
*††	Waskita Beton Precast Tbk PT	2,948,500	3,504
*	Waskita Karya Persero Tbk PT	3,327,686	75,643
	Wijaya Karya Beton Tbk PT	1,250,300	15,437
*	Wijaya Karya Persero Tbk PT	1,387,034	64,032
	XL Axiata Tbk PT	2,094,929	322,655
TOTAL INDONESIA			22,401,835
IRELAND — (0.5%)
	AIB Group PLC	259,471	1,089,931
	Bank of Ireland Group PLC	337,989	3,611,026
	Cairn Homes PLC	242,753	258,059
	CRH PLC, Sponsored ADR	154,276	7,263,314
*	Dalata Hotel Group PLC	57,873	244,495
	FBD Holdings PLC	12,798	158,430
*	Flutter Entertainment PLC	9,133	1,417,015
	Glanbia PLC	34,235	417,768
*Ω	Glenveagh Properties PLC	186,836	191,421
	Irish Continental Group PLC	44,851	210,455
	Kerry Group PLC, Class A	5,661	530,436
	Kingspan Group PLC	24,759	1,592,401
*	Permanent TSB Group Holdings PLC	27,099	60,447
	Smurfit Kappa Group PLC	85,945	3,608,361
TOTAL IRELAND			20,653,559
ISRAEL — (0.6%)
	Adgar Investment & Development Ltd.	12,310	17,996
	Afcon Holdings Ltd.	747	30,367
*	AFI Properties Ltd.	3,808	124,439
	Africa Israel Residences Ltd.	1,148	53,906
*	Airport City Ltd.	15,073	238,755
*	Allot Ltd.	4,114	15,504
	Alony Hetz Properties & Investments Ltd.	18,277	196,098
	Alrov Properties & Lodgings Ltd.	2,536	128,551
	Amot Investments Ltd.	32,080	188,288
	Arad Ltd.	2,793	34,806
*	Argo Properties NV	913	19,210
	Ashtrom Group Ltd.	7,386	139,849
	AudioCodes Ltd.	7,740	148,376
	Aura Investments Ltd.	27,978	48,004
	Automatic Bank Services Ltd.	3,034	12,731
*	Avgol Industries 1953 Ltd.	27,468	13,913
*	Ayalon Holdings Ltd.	1,235	5,388
	Azorim-Investment Development & Construction Co. Ltd.	19,115	64,436
	Azrieli Group Ltd.	1,792	115,427
	Bank Hapoalim BM	82,741	744,715
	Bank Leumi Le-Israel BM	186,565	1,648,746
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	30,331
	Bezeq The Israeli Telecommunication Corp. Ltd.	378,776	627,712
	Big Shopping Centers Ltd.	1,233	123,965
*	BioLine RX Ltd.	86,003	3,607
	Blue Square Real Estate Ltd.	1,087	66,041
*	Brack Capital Properties NV	732	80,674

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#*	Camtek Ltd.	5,804	$153,104
	Carasso Motors Ltd.	12,524	79,912
*	Cellcom Israel Ltd.	34,646	179,169
*	Ceragon Networks Ltd.	10,169	21,152
*	Clal Insurance Enterprises Holdings Ltd.	21,772	373,834
*	Compugen Ltd.	2,509	2,177
	Danel Adir Yeoshua Ltd.	1,378	105,959
	Delek Automotive Systems Ltd.	18,863	232,956
*	Delek Group Ltd.	2,989	324,548
	Delta Galil Ltd.	5,756	226,898
	Dor Alon Energy in Israel 1988 Ltd.	2,155	55,342
	Duniec Brothers Ltd.	738	35,284
	E&M Computing Ltd.	1,464	3,106
	Elbit Systems Ltd.	1,167	197,433
#	Electra Consumer Products 1970 Ltd.	5,498	162,268
	Electra Ltd.	671	343,876
	Electra Real Estate Ltd.	4,747	53,366
*	Ellomay Capital Ltd.	413	7,108
	Energix-Renewable Energies Ltd.	18,849	62,401
*	Enlight Renewable Energy Ltd.	4,485	93,226
*	Equital Ltd.	11,501	321,661
#*	Fattal Holdings 1998 Ltd.	1,494	144,518
	First International Bank of Israel Ltd.	14,894	601,625
	FMS Enterprises Migun Ltd.	1,064	34,227
	Formula Systems 1985 Ltd.	5,016	398,430
	Fox Wizel Ltd.	3,553	321,347
	Gav-Yam Lands Corp. Ltd.	17,476	141,200
*	Gilat Satellite Networks Ltd.	6,757	36,607
*	Hagag Group Real Estate Development	1,811	9,540
	Hamat Group Ltd.	3,663	24,239
	Harel Insurance Investments & Financial Services Ltd.	50,644	489,916
	Hilan Ltd.	4,774	232,617
	Hiper Global Ltd.	1,464	5,961
	ICL Group Ltd.	77,014	611,463
	IDI Insurance Co. Ltd.	2,825	67,540
	IES Holdings Ltd.	512	33,291
	Ilex Medical Ltd.	1,583	40,417
	Infinya Ltd.	1,607	167,558
	Inrom Construction Industries Ltd.	18,124	70,940
	Isracard Ltd.	45,780	154,324
	Israel Canada T.R Ltd.	18,128	47,843
	Israel Discount Bank Ltd., Class A	177,467	907,693
	Israel Land Development Co. Ltd.	4,029	46,823
	Isras Investment Co. Ltd.	490	95,628
	Issta Ltd.	793	21,193
*	Kamada Ltd.	4,981	23,240
	Kardan Real Estate Enterprise & Development Ltd.	14,765	15,130
	Kenon Holdings Ltd.	4,298	133,941
	Kerur Holdings Ltd.	1,856	44,495
	Klil Industries Ltd.	492	30,813
*	Lahav L.R. Real Estate Ltd.	7,178	8,164
	Levinstein Properties Ltd.	1,006	25,224
#	M Yochananof & Sons Ltd.	1,555	83,821
	Magic Software Enterprises Ltd.	15,116	245,780
	Malam - Team Ltd.	2,662	56,533
	Matrix IT Ltd.	10,705	226,624
#	Maytronics Ltd.	10,226	124,652
	Mediterranean Towers Ltd.	17,620	40,514
	Mega Or Holdings Ltd.	4,762	132,223

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Mehadrin Ltd.	232	$8,440
*	Meitav Investment House Ltd.	8,052	25,968
	Melisron Ltd.	3,680	257,317
	Menora Mivtachim Holdings Ltd.	12,951	286,849
	Meshulam Levinstein Contracting & Engineering Ltd.	268	23,114
*	Migdal Insurance & Financial Holdings Ltd.	160,246	197,521
	Mivne Real Estate KD Ltd.	60,197	193,150
	Mivtach Shamir Holdings Ltd.	2,452	59,061
	Mizrahi Tefahot Bank Ltd.	24,969	824,729
*	Naphtha Israel Petroleum Corp. Ltd.	11,187	57,473
	Nawi Brothers Ltd.	5,014	39,110
*	Netanel Group Ltd.	1,534	4,289
*	Neto Malinda Trading Ltd.	2,810	64,315
*	Neto ME Holdings Ltd.	796	20,344
*	Nice Ltd.	193	39,914
*	Nice Ltd., Sponsored ADR	305	63,266
*	Nova Ltd.	5,457	496,041
	Novolog Ltd.	74,680	49,856
	Oil Refineries Ltd.	830,008	287,066
	One Software Technologies Ltd.	11,900	149,960
*	OPC Energy Ltd.	3,937	40,889
	Palram Industries 1990 Ltd.	857	5,624
*	Partner Communications Co. Ltd.	84,067	604,504
*	Paz Oil Co. Ltd.	3,147	392,310
	Peninsula Group Ltd.	23,901	11,097
*	Perion Network Ltd.	4,398	147,928
	Phoenix Holdings Ltd.	49,872	536,355
	Plasson Industries Ltd.	1,820	78,363
#	Prashkovsky Investments & Construction Ltd.	2,121	57,381
*	Priortech Ltd.	1,855	35,545
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,824	243,410
	Sano-Brunos Enterprises Ltd.	288	18,664
	Scope Metals Group Ltd.	3,658	136,028
	Shapir Engineering & Industry Ltd.	9,860	74,798
*	Shikun & Binui Ltd.	36,303	106,410
	Shufersal Ltd.	36,792	206,451
	Strauss Group Ltd.	6,230	159,407
	Summit Real Estate Holdings Ltd.	15,262	216,939
	Suny Cellular Communication Ltd.	31,041	14,098
	Tadiran Group Ltd.	1,079	108,994
	Tel Aviv Stock Exchange Ltd.	10,968	66,256
	Telsys Ltd.	428	22,674
*	Tera Light Ltd.	12,951	19,059
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	70,781	746,032
	Tiv Taam Holdings 1 Ltd.	17,262	30,686
*	Tower Semiconductor Ltd.	29,264	1,222,943
	Victory Supermarket Chain Ltd.	1,508	16,805
#	YD More Investments Ltd.	9,388	26,231
	YH Dimri Construction & Development Ltd.	901	58,258
TOTAL ISRAEL			22,404,631
ITALY — (1.9%)
	A2A SpA	601,238	905,153
	ACEA SpA	30,050	460,651
	Amplifon SpA	35,979	993,497
Ω	Anima Holding SpA	103,681	457,333
	Aquafil SpA	4,743	31,459
	Arnoldo Mondadori Editore SpA	66,336	138,673
	Ascopiave SpA	20,805	60,235

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Assicurazioni Generali SpA	111,193	$2,170,633
*	Autogrill SpA	30,538	222,838
	Autostrade Meridionali SpA	137	1,858
	Avio SpA	4,330	46,823
	Azimut Holding SpA	45,235	1,129,323
	Banca Generali SpA	19,402	715,769
	Banca IFIS SpA	10,751	180,050
	Banca Mediolanum SpA	42,158	403,343
*	Banca Monte dei Paschi di Siena SpA	5	13
	Banca Popolare di Sondrio SPA	183,166	899,614
	Banca Profilo SpA	46,449	10,559
Ω	Banca Sistema SpA	18,647	34,840
	Banco BPM SpA	643,041	2,894,194
	Banco di Desio e della Brianza SpA	16,694	58,100
	BasicNet SpA	5,690	34,179
Ω	BFF Bank SpA	47,549	439,739
	Biesse SpA	2,426	39,108
	BPER Banca	354,637	974,224
	Brembo SpA	38,719	522,711
	Brunello Cucinelli SpA	11,657	970,918
	Buzzi Unicem SpA	24,375	548,886
	Cairo Communication SpA	27,066	48,271
Ω	Carel Industries SpA	7,059	174,605
	Cementir Holding NV	15,517	122,394
*	CIR SpA-Compagnie Industriali	185,367	89,495
	CNH Industrial NV	156,507	2,768,821
	Credito Emiliano SpA	35,737	304,366
*	d'Amico International Shipping SA	139,823	59,380
	Danieli & C Officine Meccaniche SpA	14,987	279,468
	Danieli & C Officine Meccaniche SpA	7,008	181,608
	Datalogic SpA	1,983	19,955
	Davide Campari-Milano NV	499	5,353
	De' Longhi SpA	9,270	213,989
	DeA Capital SpA	39,122	63,471
	DiaSorin SpA	4,332	563,939
Ω	doValue SpA	16,541	134,744
	Elica SpA	3,965	12,546
	Emak SpA	23,116	30,166
	Enel SpA	470,702	2,771,551
	Eni SpA	388,066	5,971,648
	ERG SpA	1,837	55,471
	Esprinet SpA	9,068	71,913
*	Eurotech SpA	8,670	29,931
	Ferrari NV	9,208	2,300,983
	Fila SpA	1,454	11,311
*	Fincantieri SpA	173,288	114,224
	FinecoBank Banca Fineco SpA	82,264	1,476,791
*	FNM SpA	63,935	31,246
*	Garofalo Health Care SpA	4,150	16,802
	Gefran SpA	1,857	19,620
	GPI SpA	722	11,175
	Gruppo MutuiOnline SpA	7,868	250,748
	Hera SpA	303,423	871,618
	IMMSI SpA	88,096	46,757
Ω	Infrastrutture Wireless Italiane SpA	39,588	433,836
	Interpump Group SpA	3,612	188,365
	Intesa Sanpaolo SpA	1,170,618	3,077,871
	Iren SpA	159,197	288,320
	Italgas SpA	133,957	784,142

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Italmobiliare SpA	5,062	$135,589
*	Iveco Group NV	31,302	256,377
	IVS Group SA	7,546	29,376
*	KME Group SpA	29,824	22,930
	Leonardo SpA	136,003	1,400,577
	Maire Tecnimont SpA	50,309	193,895
	Mediobanca Banca di Credito Finanziario SpA	161,693	1,738,191
	MFE-MediaForEurope NV, Class A	566,137	248,108
#	MFE-MediaForEurope NV, Class B	133,246	90,221
	Moncler SpA	27,682	1,732,551
*	Newlat Food SpA	3,045	15,813
*Ω	Nexi SpA	55,618	489,847
	Orsero SpA	2,438	40,478
Ω	OVS SpA	69,768	167,976
	Pharmanutra SpA	964	61,815
	Piaggio & C SpA	94,601	357,372
Ω	Pirelli & C SpA	122,285	612,242
Ω	Poste Italiane SpA	96,887	1,035,143
	Prima Industrie SpA	1,946	52,690
	Prysmian SpA	29,394	1,200,383
Ω	RAI Way SpA	37,554	214,483
	Recordati Industria Chimica e Farmaceutica SpA	21,696	950,469
	Reply SpA	5,430	704,853
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	45,081
	Sabaf SpA	2,805	54,003
	SAES Getters SpA	1,821	62,782
	SAES Getters SpA	2,046	58,836
*	Safilo Group SpA	32,565	48,773
	Salvatore Ferragamo SpA	15,633	310,244
	Sanlorenzo SpA/Ameglia	1,609	70,637
*	Saras SpA	206,603	358,195
	Sesa SpA	2,079	282,902
#	SIT SpA	1,852	12,628
	Snam SpA	151,757	772,979
*	Sogefi SpA	29,462	35,591
	SOL SpA	12,728	280,853
*	Spaxs SpA	14,149	116,098
	Stellantis NV	476,957	7,498,236
	Tamburi Investment Partners SpA	29,116	242,217
Ω	Technogym SpA	34,456	305,622
*	Telecom Italia SpA	1,752,440	504,541
*	Telecom Italia SpA	1,355,110	378,399
*	Telecom Italia SpA, Sponsored ADR	8,643	24,978
	Tenaris SA	36,808	652,265
	Tenaris SA, ADR	12,095	428,768
	Terna - Rete Elettrica Nazionale	137,860	1,090,729
#	Tinexta SpA	5,438	147,916
*	TXT e-solutions SpA	1,853	28,921
	UniCredit SpA	202,321	3,951,559
#Ω	Unieuro SpA	5,944	72,994
	Unipol Gruppo SpA	170,742	894,238
	UnipolSai Assicurazioni SpA	160,496	426,922
#	Webuild SpA	76,708	135,259
	Zignago Vetro SpA	7,898	134,813
TOTAL ITALY			70,420,975
JAPAN — (14.4%)
	&Do Holdings Co. Ltd.	1,400	9,014
	77 Bank Ltd.	20,800	371,475

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	A&D HOLON Holdings Co. Ltd.	11,800	$96,626
	ABC-Mart, Inc.	2,100	113,178
*	Access Co. Ltd.	12,100	90,150
	Achilles Corp.	6,100	58,761
	Acom Co. Ltd.	105,100	261,997
	AD Works Group Co. Ltd.	13,910	15,742
	Adastria Co. Ltd.	11,700	197,455
	ADEKA Corp.	37,900	641,315
	Ad-sol Nissin Corp.	1,600	16,958
	Advan Group Co. Ltd.	6,600	44,700
	Advance Create Co. Ltd.	3,600	31,324
*	Advanced Media, Inc.	4,300	44,219
	Advantest Corp.	18,600	1,333,266
#	Adventure, Inc.	600	48,135
	Aeon Co. Ltd.	65,024	1,333,101
	Aeon Delight Co. Ltd.	7,400	175,670
	Aeon Fantasy Co. Ltd.	3,100	74,442
	AEON Financial Service Co. Ltd.	40,600	411,542
	Aeon Hokkaido Corp.	8,200	57,551
	Aeon Mall Co. Ltd.	17,800	250,717
	Aeria, Inc.	8,000	23,359
	AFC-HD AMS Life Science Co. Ltd.	4,100	28,320
	AGC, Inc.	44,000	1,621,215
	Agro-Kanesho Co. Ltd.	1,800	22,079
	Ahresty Corp.	9,600	36,359
	Ai Holdings Corp.	6,600	111,495
	Aica Kogyo Co. Ltd.	9,300	224,902
	Aichi Corp.	12,600	75,476
	Aichi Financial Group, Inc.	15,989	285,570
	Aichi Steel Corp.	4,600	81,654
	Aichi Tokei Denki Co. Ltd.	3,600	37,879
	Aida Engineering Ltd.	21,800	136,880
	Aiful Corp.	103,400	312,629
	Ain Holdings, Inc.	6,700	289,703
	Ainavo Holdings Co. Ltd.	800	6,052
	Aiphone Co. Ltd.	4,500	67,188
	Air Water, Inc.	64,700	791,609
	Airport Facilities Co. Ltd.	10,500	41,875
#	Airtrip Corp.	4,300	88,220
	Aisan Industry Co. Ltd.	22,700	131,659
	Aisin Corp.	36,700	1,070,741
	AIT Corp.	1,900	21,995
	Aizawa Securities Group Co. Ltd.	12,600	69,039
	Ajinomoto Co., Inc.	29,100	959,386
	Ajis Co. Ltd.	2,100	38,092
	Akatsuki Corp.	4,600	11,354
	Akatsuki, Inc.	2,400	42,704
*	Akebono Brake Industry Co. Ltd.	43,900	52,167
	Akita Bank Ltd.	5,900	85,448
	Albis Co. Ltd.	2,900	53,907
	Alconix Corp.	11,500	123,309
	Alfresa Holdings Corp.	39,600	495,673
	Alinco, Inc.	8,800	70,498
#	Alleanza Holdings Co. Ltd.	4,100	32,855
*	Allied Architects, Inc.	2,300	23,336
	Alpen Co. Ltd.	7,200	107,804
	Alpha Corp.	3,000	21,810
	Alpha Systems, Inc.	200	6,484
*	AlphaPolis Co. Ltd.	900	16,248

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	71,844	$736,113
	Alps Logistics Co. Ltd.	1,900	17,585
	Altech Corp.	6,710	115,340
	Amada Co. Ltd.	80,000	718,621
	Amano Corp.	16,400	300,054
	Amiyaki Tei Co. Ltd.	1,600	36,044
	Amuse, Inc.	2,100	27,997
	Amvis Holdings, Inc.	5,900	157,967
*	ANA Holdings, Inc.	11,700	258,953
#	Anabuki Kosan, Inc.	1,900	30,334
	Anest Iwata Corp.	8,600	57,826
*	AnGes, Inc.	7,300	7,625
	Anicom Holdings, Inc.	12,400	58,947
	Anritsu Corp.	39,400	377,429
	AOI Electronics Co. Ltd.	2,000	28,264
	AOKI Holdings, Inc.	19,000	100,180
	Aoyama Trading Co. Ltd.	17,800	124,449
	Aoyama Zaisan Networks Co. Ltd.	5,700	50,342
#	Aozora Bank Ltd.	29,600	591,828
	Apaman Co. Ltd.	3,200	11,472
	Arakawa Chemical Industries Ltd.	6,700	51,432
	Arata Corp.	4,400	142,709
#	Arcland Service Holdings Co. Ltd.	4,000	66,477
	Arcs Co. Ltd.	19,100	322,775
	Ardepro Co. Ltd.	4,620	13,564
	Arealink Co. Ltd.	5,300	76,148
	Argo Graphics, Inc.	3,400	106,323
	Arisawa Manufacturing Co. Ltd.	10,600	114,730
	ARTERIA Networks Corp.	7,500	72,467
	Artnature, Inc.	9,700	56,496
#*	Aruhi Corp.	3,700	29,395
	As One Corp.	2,800	125,511
	Asahi Broadcasting Group Holdings Corp.	4,500	22,345
	Asahi Co. Ltd.	6,500	68,745
	Asahi Diamond Industrial Co. Ltd.	23,700	136,042
	Asahi Group Holdings Ltd.	31,200	1,030,294
	Asahi Holdings, Inc.	36,200	569,546
	Asahi Intecc Co. Ltd.	17,100	300,005
	Asahi Kasei Corp.	280,400	2,124,768
	Asahi Kogyosha Co. Ltd.	3,000	48,078
	Asahi Net, Inc.	3,700	17,041
	ASAHI YUKIZAI Corp.	7,200	164,930
	Asanuma Corp.	6,000	150,332
	Ashimori Industry Co. Ltd.	1,900	20,866
	Asia Pile Holdings Corp.	14,000	69,401
	Asics Corp.	24,800	590,253
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	49,093
	ASKUL Corp.	9,400	124,254
	Astellas Pharma, Inc.	32,900	484,292
	Astena Holdings Co. Ltd.	17,100	54,842
	Asti Corp.	1,300	29,401
*	Atrae, Inc.	2,700	26,297
#	Aucnet, Inc.	4,000	58,171
	Autobacs Seven Co. Ltd.	21,000	233,790
	Avant Group Corp.	7,100	79,062
	Avantia Co. Ltd.	4,700	28,943
	Avex, Inc.	11,700	158,018
	Awa Bank Ltd.	15,500	260,856
	Axell Corp.	1,200	14,400

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Axial Retailing, Inc.	8,500	$230,456
*	Axxzia, Inc.	1,300	13,241
	Azbil Corp.	8,800	248,146
#	AZ-COM MARUWA Holdings, Inc.	17,600	222,143
*	Balmuda, Inc.	800	15,203
	Bandai Namco Holdings, Inc.	13,300	889,421
	Bando Chemical Industries Ltd.	14,200	111,285
	Bank of Iwate Ltd.	6,900	114,875
	Bank of Kochi Ltd.	4,100	23,268
	Bank of Kyoto Ltd.	14,600	679,311
	Bank of Nagoya Ltd.	5,100	138,744
	Bank of Saga Ltd.	6,800	97,111
	Bank of the Ryukyus Ltd.	14,500	107,684
	Bank of Toyama Ltd.	700	9,940
#	Baroque Japan Ltd.	7,100	46,252
	Base Co. Ltd.	800	27,872
	BayCurrent Consulting, Inc.	21,000	892,700
	Beaglee, Inc.	1,100	9,818
	Beauty Garage, Inc.	500	14,061
	Belc Co. Ltd.	5,500	236,979
	Bell System24 Holdings, Inc.	17,200	197,994
	Belluna Co. Ltd.	24,700	132,785
	Benefit One, Inc.	15,300	252,527
	Benesse Holdings, Inc.	25,000	382,390
#*	Bengo4.com, Inc.	1,500	31,219
#	Bic Camera, Inc.	19,900	187,938
	BIPROGY, Inc.	25,300	661,006
#	B-Lot Co. Ltd.	2,200	8,999
	BML, Inc.	8,000	198,930
	Bookoff Group Holdings Ltd.	3,100	30,543
	Bourbon Corp.	700	11,380
	BP Castrol KK	2,900	19,774
	Br Holdings Corp.	10,200	26,719
*	BrainPad, Inc.	5,700	32,232
	Bridgestone Corp.	72,000	2,687,990
	Broadleaf Co. Ltd.	32,400	114,393
	Broadmedia Corp.	2,119	16,903
	Broccoli Co. Ltd.	1,400	11,688
	Brother Industries Ltd.	60,400	938,149
	Bull-Dog Sauce Co. Ltd.	3,500	50,577
	Bunka Shutter Co. Ltd.	24,700	221,254
	Business Brain Showa-Ota, Inc.	2,400	36,544
	BuySell Technologies Co. Ltd.	900	42,087
	C Uyemura & Co. Ltd.	1,400	71,489
	CAC Holdings Corp.	3,100	34,345
	Calbee, Inc.	18,400	415,548
	Canare Electric Co. Ltd.	700	7,139
	Canon Electronics, Inc.	8,800	115,648
	Canon Marketing Japan, Inc.	14,100	334,670
	Canon, Inc., Sponsored ADR	1,500	33,300
	Canon, Inc.	44,900	996,436
	Capcom Co. Ltd.	24,100	780,932
	Career Design Center Co. Ltd.	1,100	12,474
	Careerlink Co. Ltd.	1,800	36,453
#	Carenet, Inc.	3,500	29,202
	Carlit Holdings Co. Ltd.	8,400	49,847
	Carta Holdings, Inc.	1,900	24,626
#	Casa, Inc.	2,200	13,951
	Casio Computer Co. Ltd.	41,100	424,859

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cawachi Ltd.	7,300	$126,112
#	CDS Co. Ltd.	1,800	25,213
	Celsys, Inc.	16,000	89,409
	Central Automotive Products Ltd.	3,900	72,826
	Central Glass Co. Ltd.	15,900	351,133
	Central Japan Railway Co.	5,500	670,861
	Central Security Patrols Co. Ltd.	2,100	42,443
	Central Sports Co. Ltd.	2,600	49,633
#	Ceres, Inc.	3,400	27,281
	Change, Inc.	1,700	31,548
	Charm Care Corp. KK	3,200	28,792
	Chiba Bank Ltd.	63,300	478,953
	Chiba Kogyo Bank Ltd.	17,300	67,018
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	67,037
	Chino Corp.	3,100	46,039
	Chiyoda Co. Ltd.	7,300	44,523
*	Chiyoda Corp.	41,000	121,897
*	Chiyoda Integre Co. Ltd.	5,600	97,483
	Chofu Seisakusho Co. Ltd.	9,200	149,732
	Chori Co. Ltd.	5,000	91,230
	Chubu Electric Power Co., Inc.	48,900	526,705
	Chubu Shiryo Co. Ltd.	10,900	86,964
	Chudenko Corp.	11,500	189,633
	Chuetsu Pulp & Paper Co. Ltd.	3,200	25,325
	Chugai Pharmaceutical Co. Ltd.	39,500	1,024,041
	Chugai Ro Co. Ltd.	2,300	31,045
	Chugin Financial Group, Inc.	56,500	411,131
	Chugoku Electric Power Co., Inc.	37,300	205,056
	Chugoku Marine Paints Ltd.	12,500	95,202
	Chuo Spring Co. Ltd.	8,000	46,486
	CI Takiron Corp.	19,100	76,971
	Citizen Watch Co. Ltd.	101,600	483,370
	CKD Corp.	14,800	229,210
	CK-San-Etsu Co. Ltd.	1,500	49,744
	Cleanup Corp.	10,500	52,766
	CMIC Holdings Co. Ltd.	4,000	54,191
	CMK Corp.	19,100	74,991
	Coca-Cola Bottlers Japan Holdings, Inc.	37,525	395,096
	COLOPL, Inc.	2,500	12,802
	Colowide Co. Ltd.	21,900	310,228
	Computer Engineering & Consulting Ltd.	8,400	97,884
	COMSYS Holdings Corp.	22,605	431,131
	Comture Corp.	7,800	149,975
	Concordia Financial Group Ltd.	219,717	965,516
	CONEXIO Corp.	8,800	129,532
*	COOKPAD, Inc.	2,900	4,858
	Core Corp.	1,800	21,078
	Corona Corp.	5,700	40,391
	Cosel Co. Ltd.	8,100	69,230
	Cosmo Energy Holdings Co. Ltd.	28,800	807,666
	Cosmos Initia Co. Ltd.	5,600	22,242
	Cosmos Pharmaceutical Corp.	4,200	410,370
	Cota Co. Ltd.	4,373	57,859
	CRE, Inc.	4,700	39,346
	Create Medic Co. Ltd.	3,600	24,561
	Create Restaurants Holdings, Inc.	32,900	251,271
	Create SD Holdings Co. Ltd.	12,000	326,517
	Credit Saison Co. Ltd.	66,600	872,558
	Creek & River Co. Ltd.	4,300	72,542

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cresco Ltd.	4,600	$64,835
	CTI Engineering Co. Ltd.	4,900	124,973
	CTS Co. Ltd.	8,900	55,266
	Cube System, Inc.	1,400	11,856
	Curves Holdings Co. Ltd.	15,100	96,538
	CyberAgent, Inc.	56,000	523,709
	Cyberlinks Co. Ltd.	2,300	17,531
	Cybozu, Inc.	9,200	186,638
	Dai Nippon Printing Co. Ltd.	28,800	679,958
	Dai Nippon Toryo Co. Ltd.	9,200	55,826
	Daicel Corp.	64,700	477,375
	Dai-Dan Co. Ltd.	5,800	98,352
	Daido Kogyo Co. Ltd.	4,700	27,489
	Daido Metal Co. Ltd.	19,800	76,191
	Daido Steel Co. Ltd.	10,500	397,007
	Daifuku Co. Ltd.	9,500	523,105
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	31,730
	Daihen Corp.	6,800	221,888
	Daiho Corp.	5,700	160,941
	Dai-Ichi Cutter Kogyo KK	5,000	39,678
	Daiichi Jitsugyo Co. Ltd.	3,600	130,270
	Daiichi Kensetsu Corp.	1,800	18,798
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	44,629
	Dai-ichi Life Holdings, Inc.	66,800	1,567,313
	Daiichi Sankyo Co. Ltd.	10,900	342,336
	Daiken Corp.	5,500	92,931
	Daiken Medical Co. Ltd.	4,500	16,015
	Daiki Aluminium Industry Co. Ltd.	18,800	208,404
	Daiki Axis Co. Ltd.	3,000	15,948
	Daikin Industries Ltd.	13,500	2,344,877
	Daikoku Denki Co. Ltd.	4,300	66,518
	Daikokutenbussan Co. Ltd.	3,200	134,022
	Daikyonishikawa Corp.	19,900	93,613
	Dainichi Co. Ltd.	4,700	25,229
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	71,307
	Daio Paper Corp.	32,500	250,775
	Daiseki Co. Ltd.	8,720	293,854
	Daiseki Eco. Solution Co. Ltd.	2,800	21,360
	Daishi Hokuetsu Financial Group, Inc.	20,850	497,445
	Daishinku Corp.	10,400	59,528
	Daisue Construction Co. Ltd.	3,800	34,182
	Daito Bank Ltd.	4,300	25,186
	Daito Pharmaceutical Co. Ltd.	7,350	148,831
	Daito Trust Construction Co. Ltd.	11,100	1,096,886
	Daitron Co. Ltd.	3,300	61,994
	Daiwa House Industry Co. Ltd.	102,600	2,463,940
	Daiwa Industries Ltd.	11,800	109,870
	Daiwa Securities Group, Inc.	183,100	864,067
	Daiwabo Holdings Co. Ltd.	43,000	650,844
	DCM Holdings Co. Ltd.	49,200	447,746
	Dear Life Co. Ltd.	11,300	54,442
	DeNA Co. Ltd.	22,800	319,697
	Denka Co. Ltd.	36,500	757,179
#	Densan System Holdings Co. Ltd.	3,700	61,884
	Denso Corp.	19,200	1,036,909
	Dentsu Group, Inc.	44,900	1,446,178
	Denyo Co. Ltd.	6,100	72,757
	Dexerials Corp.	28,700	613,488
	DIC Corp.	38,800	721,371

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Arts, Inc.	3,900	$174,202
	Digital Garage, Inc.	10,600	378,869
	Digital Hearts Holdings Co. Ltd.	4,100	60,769
*	Digital Holdings, Inc.	5,700	55,575
	Digital Information Technologies Corp.	3,100	43,521
	Dip Corp.	10,400	308,677
	Direct Marketing MiX, Inc.	6,200	78,851
	Disco Corp.	2,600	781,125
	DKK Co. Ltd.	3,400	50,408
	DKK-Toa Corp.	1,900	11,164
	DKS Co. Ltd.	4,500	67,571
	DMG Mori Co. Ltd.	43,000	656,792
	Doshisha Co. Ltd.	6,800	89,042
	Double Standard, Inc.	2,600	44,205
	Doutor Nichires Holdings Co. Ltd.	14,300	205,806
	Dowa Holdings Co. Ltd.	21,395	746,967
#	Drecom Co. Ltd.	4,400	26,915
	DTS Corp.	11,000	269,787
	Duskin Co. Ltd.	9,800	229,041
	DyDo Group Holdings, Inc.	3,200	116,412
	Eagle Industry Co. Ltd.	12,100	106,122
	Earth Corp.	4,400	171,785
	East Japan Railway Co.	10,800	602,189
	Ebara Corp.	25,900	1,099,703
	Ebara Foods Industry, Inc.	2,300	54,694
	Ebara Jitsugyo Co. Ltd.	3,800	74,265
	Ebase Co. Ltd.	6,400	27,887
	Eco's Co. Ltd.	4,900	70,693
	EDION Corp.	34,400	339,765
	EF-ON, Inc.	9,860	39,433
	eGuarantee, Inc.	8,600	160,436
	E-Guardian, Inc.	3,400	71,617
	Ehime Bank Ltd.	14,600	108,201
	Eidai Co. Ltd.	11,700	20,168
	Eiken Chemical Co. Ltd.	8,400	102,861
	Eisai Co. Ltd.	2,700	167,049
	Eizo Corp.	7,000	195,667
	EJ Holdings, Inc.	1,100	11,237
	Elan Corp.	9,500	73,714
	Elecom Co. Ltd.	13,000	136,459
	Electric Power Development Co. Ltd.	18,000	290,493
	Elematec Corp.	8,800	111,589
	EM Systems Co. Ltd.	7,400	53,728
	en Japan, Inc.	12,000	228,466
	Endo Lighting Corp.	5,800	34,540
	ENEOS Holdings, Inc.	995,200	3,563,011
	Enigmo, Inc.	6,600	31,507
	Enomoto Co. Ltd.	2,000	27,526
	Enplas Corp.	2,500	72,234
	Ensuiko Sugar Refining Co. Ltd.	9,000	13,298
	Entrust, Inc.	2,100	14,851
	eRex Co. Ltd.	9,500	175,854
	ES-Con Japan Ltd.	10,700	69,167
	Eslead Corp.	3,700	60,659
	ESPEC Corp.	4,400	68,622
	Exedy Corp.	13,000	174,864
	EXEO Group, Inc.	22,145	402,675
	Ezaki Glico Co. Ltd.	14,200	396,803
	F&M Co. Ltd.	1,700	32,813

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Faith, Inc.	4,000	$15,419
	FALCO HOLDINGS Co. Ltd.	2,100	29,800
	Fancl Corp.	9,200	186,827
	FANUC Corp.	3,000	530,069
	Fast Fitness Japan, Inc.	1,300	11,978
	Fast Retailing Co. Ltd.	4,000	2,429,437
	FCC Co. Ltd.	12,300	137,023
*	FDK Corp.	3,899	27,847
	Feed One Co. Ltd.	10,780	56,738
	Ferrotec Holdings Corp.	21,600	541,008
	Fibergate, Inc.	1,000	7,053
	FIDEA Holdings Co. Ltd.	9,420	107,589
	Financial Partners Group Co. Ltd.	21,600	176,822
	FINDEX, Inc.	5,100	20,499
#	First Bank of Toyama Ltd.	19,500	97,922
#	First Brothers Co. Ltd.	3,900	25,679
	First Juken Co. Ltd.	4,100	32,876
#	First-Corp., Inc.	1,100	6,000
	Fixstars Corp.	6,900	69,753
	FJ Next Holdings Co. Ltd.	7,900	60,905
	Food & Life Cos. Ltd.	31,200	694,402
	Forum Engineering, Inc.	1,200	8,099
	Forval Corp.	1,400	11,652
	Foster Electric Co. Ltd.	9,500	70,201
	FP Corp.	19,200	521,754
	France Bed Holdings Co. Ltd.	7,200	54,148
	Freebit Co. Ltd.	6,000	51,833
	Freund Corp.	4,300	22,145
	F-Tech, Inc.	6,700	28,064
	FTGroup Co. Ltd.	6,700	58,581
	Fudo Tetra Corp.	8,250	97,999
	Fuji Co. Ltd.	8,000	114,225
	Fuji Corp.	19,300	321,347
	Fuji Corp.	7,200	74,593
	Fuji Corp. Ltd.	11,800	62,245
	Fuji Die Co. Ltd.	2,300	10,415
	Fuji Electric Co. Ltd.	16,900	684,078
	Fuji Kyuko Co. Ltd.	6,400	224,836
	Fuji Media Holdings, Inc.	17,500	147,806
	Fuji Oil Co. Ltd.	17,700	36,289
	Fuji Oil Holdings, Inc.	16,600	263,245
	Fuji Pharma Co. Ltd.	5,100	41,804
	Fuji Seal International, Inc.	18,400	239,138
	Fuji Soft, Inc.	6,100	364,094
	Fujibo Holdings, Inc.	4,500	112,209
	Fujicco Co. Ltd.	6,000	87,255
	FUJIFILM Holdings Corp.	13,800	730,312
	Fujikura Composites, Inc.	8,600	59,613
	Fujikura Kasei Co. Ltd.	10,400	34,690
	Fujikura Ltd.	119,300	906,842
	Fujimi, Inc.	600	30,429
	Fujimori Kogyo Co. Ltd.	7,400	189,997
	Fujisash Co. Ltd.	35,600	19,729
	Fujishoji Co. Ltd.	3,200	32,229
	Fujitsu General Ltd.	9,400	265,700
	Fujitsu Ltd.	21,600	3,075,393
	Fujiya Co. Ltd.	2,700	52,769
	FuKoKu Co. Ltd.	6,200	49,781
	Fukuda Corp.	2,600	91,063

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuda Denshi Co. Ltd.	4,000	$139,397
	Fukui Bank Ltd.	9,300	119,591
	Fukui Computer Holdings, Inc.	3,200	73,795
	Fukuoka Financial Group, Inc.	42,432	978,975
	Fukushima Galilei Co. Ltd.	5,100	173,117
	Fukuyama Transporting Co. Ltd.	10,200	263,935
	FULLCAST Holdings Co. Ltd.	6,400	139,012
	Fumakilla Ltd.	1,200	9,895
	Funai Soken Holdings, Inc.	12,170	263,390
	Furukawa Battery Co. Ltd.	2,100	17,386
	Furukawa Co. Ltd.	13,300	135,577
	Furukawa Electric Co. Ltd.	27,800	539,553
	Furuno Electric Co. Ltd.	10,200	73,116
	Furuya Metal Co. Ltd.	1,200	90,176
	Furyu Corp.	8,200	73,180
	Fuso Chemical Co. Ltd.	8,900	252,876
	Fuso Pharmaceutical Industries Ltd.	2,900	43,211
	Futaba Corp.	16,300	70,084
	Futaba Industrial Co. Ltd.	29,000	87,298
	Future Corp.	14,600	190,119
	Fuyo General Lease Co. Ltd.	11,000	756,004
	G-7 Holdings, Inc.	13,300	164,669
	Gakken Holdings Co. Ltd.	11,000	82,566
	Gakkyusha Co. Ltd.	3,000	46,685
	Gakujo Co. Ltd.	1,300	14,024
	Gecoss Corp.	7,000	47,572
	Genki Sushi Co. Ltd.	2,000	46,204
	Genky DrugStores Co. Ltd.	4,200	121,023
	Geo Holdings Corp.	9,800	143,163
	Gift Holdings, Inc.	1,100	35,558
	Giken Ltd.	200	4,553
	GL Sciences, Inc.	1,700	30,960
	GLOBERIDE, Inc.	12,000	246,035
	Glory Ltd.	16,100	281,591
	Glosel Co. Ltd.	7,000	22,511
	GMO Financial Gate, Inc.	600	38,414
#	GMO Financial Holdings, Inc.	13,300	56,568
	GMO GlobalSign Holdings KK	1,300	43,330
	GMO internet group, Inc.	17,000	334,558
	GMO Payment Gateway, Inc.	5,800	536,685
	GMO Pepabo, Inc.	500	7,221
	Godo Steel Ltd.	4,200	80,963
	Goldcrest Co. Ltd.	8,900	111,653
	Goldwin, Inc.	5,200	396,148
	Golf Digest Online, Inc.	6,700	77,950
	Good Com Asset Co. Ltd.	5,600	34,070
	Grandy House Corp.	4,200	18,838
	gremz, Inc.	1,900	29,559
	GS Yuasa Corp.	23,216	406,258
	GSI Creos Corp.	3,600	42,695
	G-Tekt Corp.	11,700	139,077
	Gun-Ei Chemical Industry Co. Ltd.	1,900	36,191
*	GungHo Online Entertainment, Inc.	15,740	262,314
	Gunma Bank Ltd.	120,400	469,657
	Gunze Ltd.	6,400	210,760
	H.U. Group Holdings, Inc.	29,400	624,016
	H2O Retailing Corp.	36,900	360,114
	HABA Laboratories, Inc.	900	17,059
	Hachijuni Bank Ltd.	129,200	561,163

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hagihara Industries, Inc.	4,900	$44,640
	Hagiwara Electric Holdings Co. Ltd.	2,500	49,775
	Hakudo Co. Ltd.	3,200	63,945
	Hakuhodo DY Holdings, Inc.	72,600	784,613
	Hakuto Co. Ltd.	4,900	171,526
	Halows Co. Ltd.	3,100	75,935
	Hamakyorex Co. Ltd.	9,700	242,915
	Hamamatsu Photonics KK	10,100	539,646
#	Hamee Corp.	1,400	8,123
	Handsman Co. Ltd.	800	7,203
	Hankyu Hanshin Holdings, Inc.	28,400	844,117
	Hanwa Co. Ltd.	15,800	503,090
	Happinet Corp.	7,100	110,991
	Hard Off Corp. Co. Ltd.	4,500	44,781
	Harima Chemicals Group, Inc.	6,100	39,321
	Harmonic Drive Systems, Inc.	3,500	117,883
	Haseko Corp.	115,500	1,336,239
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,493
	Hazama Ando Corp.	86,900	576,531
	Heiwa Corp.	22,700	411,869
	Heiwa Real Estate Co. Ltd.	9,800	280,379
	Heiwado Co. Ltd.	14,000	233,987
#*	Hennge KK	1,400	11,112
	Hibiya Engineering Ltd.	7,600	114,744
	Hikari Tsushin, Inc.	1,600	228,381
	HI-LEX Corp.	7,200	63,847
*	Hino Motors Ltd.	77,300	330,654
	Hioki EE Corp.	2,400	137,224
	Hirakawa Hewtech Corp.	4,000	36,827
	Hirano Tecseed Co. Ltd.	4,100	72,648
#	Hirata Corp.	2,100	103,901
	Hirogin Holdings, Inc.	82,300	429,149
	Hirose Electric Co. Ltd.	1,755	228,473
	Hirose Tusyo, Inc.	1,900	37,067
	Hiroshima Gas Co. Ltd.	9,300	24,483
	Hisaka Works Ltd.	6,800	45,143
	Hisamitsu Pharmaceutical Co., Inc.	8,400	261,575
	Hitachi Construction Machinery Co. Ltd.	21,200	499,966
	Hitachi Ltd.	107,200	5,621,830
	Hitachi Zosen Corp.	74,700	494,644
	Hito Communications Holdings, Inc.	2,200	27,580
	Hochiki Corp.	5,600	62,508
	Hodogaya Chemical Co. Ltd.	3,100	79,882
	Hogy Medical Co. Ltd.	3,000	77,915
	Hokkaido Coca-Cola Bottling Co. Ltd.	700	22,003
	Hokkaido Electric Power Co., Inc.	49,500	183,123
	Hokkaido Gas Co. Ltd.	4,700	64,456
	Hokkan Holdings Ltd.	5,200	56,446
	Hokko Chemical Industry Co. Ltd.	8,500	54,669
	Hokkoku Financial Holdings, Inc.	8,100	256,714
	Hokuetsu Corp.	50,400	324,447
	Hokuetsu Industries Co. Ltd.	8,800	97,401
	Hokuhoku Financial Group, Inc.	74,200	587,660
	Hokuriku Electric Industry Co. Ltd.	3,300	33,021
	Hokuriku Electric Power Co.	35,200	145,602
	Hokuriku Electrical Construction Co. Ltd.	6,000	32,137
	Hokuto Corp.	6,400	93,022
	Honda Motor Co. Ltd., Sponsored ADR	4,900	121,618
	Honda Motor Co. Ltd.	109,700	2,713,595

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	H-One Co. Ltd.	10,500	$53,549
	Honeys Holdings Co. Ltd.	6,900	77,891
	Hoosiers Holdings Co. Ltd.	14,200	86,668
	Horiba Ltd.	9,700	446,711
	Hoshizaki Corp.	4,400	158,164
	Hosiden Corp.	22,400	271,705
	Hosokawa Micron Corp.	6,800	145,021
	Hotland Co. Ltd.	2,600	28,190
	House Foods Group, Inc.	12,700	270,960
	Howa Machinery Ltd.	5,400	40,411
	Hoya Corp.	26,300	2,892,261
	HPC Systems, Inc.	700	10,754
	HS Holdings Co. Ltd.	9,600	90,024
	Hulic Co. Ltd.	77,995	641,102
	Hyakugo Bank Ltd.	81,100	261,923
	Hyakujushi Bank Ltd.	9,100	143,012
	Ibiden Co. Ltd.	23,600	921,082
	IBJ, Inc.	7,100	54,883
	Ichigo, Inc.	74,500	170,752
	Ichiken Co. Ltd.	3,100	43,235
	Ichikoh Industries Ltd.	17,800	53,264
	Ichimasa Kamaboko Co. Ltd.	3,500	19,008
	Ichinen Holdings Co. Ltd.	12,700	125,865
	Ichiyoshi Securities Co. Ltd.	11,900	56,874
	Icom, Inc.	3,300	64,703
	ID Holdings Corp.	5,550	41,840
	Idec Corp.	13,400	319,077
	Idemitsu Kosan Co. Ltd.	67,083	1,677,127
	IDOM, Inc.	37,000	238,483
	Ihara Science Corp.	3,500	62,072
	IHI Corp.	41,300	1,254,887
	Iida Group Holdings Co. Ltd.	22,300	371,751
	Iino Kaiun Kaisha Ltd.	36,600	259,132
	IJTT Co. Ltd.	9,300	38,137
	I'll, Inc.	2,100	31,161
	Imagica Group, Inc.	7,200	37,416
	Imasen Electric Industrial	1,400	7,649
	i-mobile Co. Ltd.	2,400	23,225
	Imuraya Group Co. Ltd.	1,300	22,430
	Inaba Denki Sangyo Co. Ltd.	10,000	217,258
	Inaba Seisakusho Co. Ltd.	4,800	51,385
	Inabata & Co. Ltd.	19,800	384,332
	Inageya Co. Ltd.	900	9,000
*	I-NE Co. Ltd.	2,800	68,049
	Ines Corp.	5,600	59,703
	I-Net Corp.	7,310	73,834
	Infocom Corp.	11,700	197,222
	Infomart Corp.	37,000	119,697
	Information Services International-Dentsu Ltd.	6,400	212,021
	INFRONEER Holdings, Inc.	63,420	506,246
	Innotech Corp.	6,300	65,659
	Inpex Corp.	177,300	1,948,286
	Insource Co. Ltd.	15,000	168,758
	Intage Holdings, Inc.	15,600	188,001
	Intelligent Wave, Inc.	4,800	29,209
	Inter Action Corp.	2,800	31,610
	Internet Initiative Japan, Inc.	26,000	487,910
	Inui Global Logistics Co. Ltd.	1,800	27,736
	I-PEX, Inc.	4,900	43,616

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IPS, Inc.	600	$13,210
	IR Japan Holdings Ltd.	2,900	40,881
	Iriso Electronics Co. Ltd.	5,200	174,502
	I'rom Group Co. Ltd.	2,200	41,302
	Ise Chemicals Corp.	600	23,910
	Iseki & Co. Ltd.	7,400	69,686
	Isetan Mitsukoshi Holdings Ltd.	86,800	944,447
	Ishihara Chemical Co. Ltd.	4,000	39,081
	Ishihara Sangyo Kaisha Ltd.	15,600	132,808
	Ishizuka Glass Co. Ltd.	600	6,691
	Isuzu Motors Ltd.	99,900	1,263,269
	Itfor, Inc.	5,500	36,661
	ITmedia, Inc.	2,600	31,349
	Ito En Ltd.	10,300	367,501
	ITOCHU Corp.	143,900	4,651,110
	Itochu Enex Co. Ltd.	26,700	228,856
	Itochu Techno-Solutions Corp.	13,200	326,799
	Itochu-Shokuhin Co. Ltd.	2,500	97,026
	Itoham Yonekyu Holdings, Inc.	61,800	339,309
	Itoki Corp.	20,600	111,478
	IwaiCosmo Holdings, Inc.	7,900	80,942
	Iwasaki Electric Co. Ltd.	3,500	64,392
	Iwatani Corp.	18,500	797,372
	Iwatsu Electric Co. Ltd.	4,300	24,996
	Iwatsuka Confectionery Co. Ltd.	1,600	52,655
	Iyogin Holdings, Inc.	90,300	509,633
	Izumi Co. Ltd.	13,300	301,135
	J Front Retailing Co. Ltd.	64,300	598,857
	J Trust Co. Ltd.	25,100	110,243
	JAC Recruitment Co. Ltd.	4,600	83,602
	Jaccs Co. Ltd.	9,900	319,375
	JAFCO Group Co. Ltd.	40,200	717,374
	JANOME Corp.	7,000	32,677
*	Japan Airlines Co. Ltd.	9,400	199,351
*	Japan Airport Terminal Co. Ltd.	1,800	93,824
	Japan Aviation Electronics Industry Ltd.	30,900	530,854
	Japan Best Rescue System Co. Ltd.	3,800	24,009
	Japan Cash Machine Co. Ltd.	8,500	74,952
*	Japan Communications, Inc.	42,200	71,629
	Japan Electronic Materials Corp.	4,000	44,459
	Japan Elevator Service Holdings Co. Ltd.	17,600	248,461
	Japan Exchange Group, Inc.	61,100	935,109
	Japan Foundation Engineering Co. Ltd.	9,800	40,372
*	Japan Hospice Holdings, Inc.	700	12,912
#	Japan Investment Adviser Co. Ltd.	3,000	25,383
	Japan Lifeline Co. Ltd.	16,500	121,269
	Japan Material Co. Ltd.	21,000	393,866
	Japan Medical Dynamic Marketing, Inc.	7,100	47,446
	Japan Oil Transportation Co. Ltd.	1,100	19,380
	Japan Petroleum Exploration Co. Ltd.	8,000	259,333
#	Japan Post Bank Co. Ltd.	18,200	161,705
	Japan Post Holdings Co. Ltd.	103,800	911,308
	Japan Post Insurance Co. Ltd.	17,700	315,767
	Japan Property Management Center Co. Ltd.	4,600	35,591
	Japan Pulp & Paper Co. Ltd.	4,400	185,640
	Japan Securities Finance Co. Ltd.	29,000	262,945
	Japan Steel Works Ltd.	4,774	101,705
	Japan System Techniques Co. Ltd.	2,600	35,571
	Japan Tobacco, Inc.	138,600	2,826,318

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Transcity Corp.	14,800	$61,077
	Japan Wool Textile Co. Ltd.	18,700	139,228
	Jastec Co. Ltd.	2,800	26,136
	JBCC Holdings, Inc.	6,700	96,747
	JCR Pharmaceuticals Co. Ltd.	18,900	233,196
	JCU Corp.	10,500	260,364
	Jeol Ltd.	12,300	361,178
	JFE Holdings, Inc.	156,000	2,056,961
	JGC Holdings Corp.	56,000	731,475
*	JIG-SAW, Inc.	1,500	55,143
#	Jimoto Holdings, Inc.	9,110	31,290
	JINS Holdings, Inc.	4,400	132,507
	JINUSHI Co. Ltd.	7,300	104,329
	JK Holdings Co. Ltd.	6,500	53,091
#	J-Lease Co. Ltd.	2,000	40,182
	JM Holdings Co. Ltd.	5,400	76,024
	JMS Co. Ltd.	7,600	29,335
*	Joban Kosan Co. Ltd.	2,900	27,425
	J-Oil Mills, Inc.	7,400	89,895
	Joshin Denki Co. Ltd.	5,700	87,642
	Joyful Honda Co. Ltd.	3,600	51,720
	JP-Holdings, Inc.	21,100	55,313
	JSB Co. Ltd.	700	21,856
	JSP Corp.	4,700	57,150
	JSR Corp.	11,900	267,752
	J-Stream, Inc.	1,900	8,309
	JTEKT Corp.	63,100	467,779
	Juki Corp.	8,500	41,305
	Juroku Financial Group, Inc.	10,200	245,463
	Justsystems Corp.	8,100	201,728
	JVCKenwood Corp.	99,600	277,954
	K&O Energy Group, Inc.	5,900	91,598
	Kadokawa Corp.	9,800	183,371
	Kadoya Sesame Mills, Inc.	500	13,616
	Kaga Electronics Co. Ltd.	5,600	186,536
	Kagome Co. Ltd.	6,100	148,989
	Kajima Corp.	95,600	1,174,090
	Kakaku.com, Inc.	22,400	373,455
	Kaken Pharmaceutical Co. Ltd.	9,400	272,843
	Kakiyasu Honten Co. Ltd.	3,800	59,003
*	Kamakura Shinsho Ltd.	6,200	51,020
	Kameda Seika Co. Ltd.	2,600	87,936
	Kamei Corp.	9,400	103,158
	Kamigumi Co. Ltd.	23,700	484,819
	Kanaden Corp.	6,900	59,394
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	53,706
	Kanamic Network Co. Ltd.	5,700	25,213
	Kanamoto Co. Ltd.	16,300	283,505
	Kandenko Co. Ltd.	40,400	271,534
	Kaneka Corp.	16,700	438,448
	Kaneko Seeds Co. Ltd.	3,900	47,448
	Kanematsu Corp.	34,500	421,874
	Kanematsu Electronics Ltd.	6,100	291,319
	Kansai Electric Power Co., Inc.	53,500	514,514
	Kansai Paint Co. Ltd.	11,800	166,181
	Kanto Denka Kogyo Co. Ltd.	27,400	212,705
	Kao Corp.	37,100	1,499,650
*	Kaonavi, Inc.	700	13,145
	Katakura Industries Co. Ltd.	8,000	108,654

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Katitas Co. Ltd.	16,100	$394,779
	Kato Sangyo Co. Ltd.	5,700	158,402
	Kato Works Co. Ltd.	5,200	30,859
	Kawada Technologies, Inc.	1,900	49,661
	Kawagishi Bridge Works Co. Ltd.	600	12,135
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	51,997
	Kawasaki Heavy Industries Ltd.	60,500	1,384,398
	Kawasaki Kisen Kaisha Ltd.	12,922	269,823
	KDDI Corp.	165,200	5,161,415
	KeePer Technical Laboratory Co. Ltd.	4,700	121,068
	Keihan Holdings Co. Ltd.	12,700	341,700
	Keihanshin Building Co. Ltd.	7,700	81,122
	Keihin Co. Ltd.	1,500	17,405
	Keikyu Corp.	30,900	320,205
	Keio Corp.	7,600	278,954
	Keisei Electric Railway Co. Ltd.	11,219	327,247
#	KEIWA, Inc.	2,400	29,544
	Keiyo Bank Ltd.	41,000	194,747
	Keiyo Co. Ltd.	8,300	57,342
	KEL Corp.	1,800	25,785
	Kenko Mayonnaise Co. Ltd.	4,700	49,252
	Kewpie Corp.	33,900	590,215
	Keyence Corp.	7,200	3,314,655
	KFC Holdings Japan Ltd.	5,600	120,540
	KFC Ltd.	1,500	14,544
	KH Neochem Co. Ltd.	8,300	176,909
	Kikkoman Corp.	11,200	592,391
	Kimoto Co. Ltd.	17,300	27,613
	Kimura Chemical Plants Co. Ltd.	5,900	32,565
	Kinden Corp.	34,500	395,423
	King Co. Ltd.	4,000	15,416
	King Jim Co. Ltd.	4,200	28,985
*	Kintetsu Department Store Co. Ltd.	1,800	35,629
	Kintetsu Group Holdings Co. Ltd.	11,300	367,984
	Kirin Holdings Co. Ltd.	10,400	160,261
	Kissei Pharmaceutical Co. Ltd.	11,300	222,618
	Ki-Star Real Estate Co. Ltd.	4,300	163,580
	Kitagawa Corp.	4,300	39,052
	Kita-Nippon Bank Ltd.	3,600	61,684
	Kitano Construction Corp.	1,600	33,304
#	Kitanotatsujin Corp.	16,200	41,368
	Kitz Corp.	25,100	158,950
	Kiyo Bank Ltd.	22,500	286,010
	Koa Corp.	12,400	180,742
	Koatsu Gas Kogyo Co. Ltd.	12,700	64,908
	Kobayashi Pharmaceutical Co. Ltd.	1,600	114,867
	Kobe Bussan Co. Ltd.	17,000	490,820
*	Kobe Electric Railway Co. Ltd.	1,600	39,458
	Kobe Steel Ltd.	121,300	653,507
	Koei Tecmo Holdings Co. Ltd.	7,320	133,123
	Kohnan Shoji Co. Ltd.	12,300	316,890
	Kohsoku Corp.	3,200	46,403
	Koito Manufacturing Co. Ltd.	19,400	327,243
	Kojima Co. Ltd.	14,600	63,955
	Kokuyo Co. Ltd.	34,100	486,237
	KOMAIHALTEC, Inc.	900	10,755
	Komatsu Ltd.	111,700	2,744,967
	Komatsu Matere Co. Ltd.	8,200	48,387
	Komatsu Wall Industry Co. Ltd.	3,000	44,198

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KOMEDA Holdings Co. Ltd.	14,000	$260,307
	Komehyo Holdings Co. Ltd.	3,700	74,739
	Komeri Co. Ltd.	14,500	297,452
	Komori Corp.	17,600	118,884
	Konaka Co. Ltd.	13,400	35,178
	Konami Group Corp.	11,200	550,743
	Kondotec, Inc.	7,700	60,335
	Konica Minolta, Inc.	137,000	574,139
	Konishi Co. Ltd.	13,800	195,624
	Konoike Transport Co. Ltd.	10,300	122,197
	Konoshima Chemical Co. Ltd.	3,900	52,791
	Kosaido Holdings Co. Ltd.	5,100	75,542
	Kose Corp.	600	66,200
	Kotobuki Spirits Co. Ltd.	3,700	243,030
	Kotobukiya Co. Ltd.	200	20,391
	Kozo Keikaku Engineering, Inc.	500	11,029
	KPP Group Holdings Co. Ltd.	6,000	40,920
	Krosaki Harima Corp.	3,300	151,944
	KRS Corp.	5,400	39,690
	K's Holdings Corp.	57,600	509,237
	KU Holdings Co. Ltd.	2,700	29,927
	Kubota Corp., Sponsored ADR	425	31,713
	Kubota Corp.	41,400	622,171
	Kumagai Gumi Co. Ltd.	15,300	314,428
	Kumiai Chemical Industry Co. Ltd.	29,763	201,947
	Kunimine Industries Co. Ltd.	2,500	16,202
	Kurabo Industries Ltd.	6,000	102,905
	Kuraray Co. Ltd.	130,500	1,080,155
	Kureha Corp.	7,000	457,187
	Kurimoto Ltd.	3,400	48,425
	Kurita Water Industries Ltd.	15,600	705,405
	Kuriyama Holdings Corp.	5,600	34,962
	Kuroda Precision Industries Ltd.	1,200	16,546
#	Kusuri no Aoki Holdings Co. Ltd.	4,700	264,817
	KYB Corp.	8,300	235,216
	Kyocera Corp.	16,851	874,422
	Kyoden Co. Ltd.	10,500	40,624
	Kyodo Printing Co. Ltd.	2,700	59,739
	Kyoei Steel Ltd.	9,300	101,663
	Kyokuto Boeki Kaisha Ltd.	6,000	64,195
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	151,632
	Kyokuto Securities Co. Ltd.	9,100	41,509
	Kyokuyo Co. Ltd.	3,700	109,201
	KYORIN Holdings, Inc.	14,200	188,217
*	KYORITSU Co. Ltd.	16,700	15,948
	Kyoritsu Maintenance Co. Ltd.	3,400	155,291
	Kyosan Electric Manufacturing Co. Ltd.	19,800	62,198
	Kyowa Electronic Instruments Co. Ltd.	9,800	25,756
	Kyowa Kirin Co. Ltd.	6,400	142,726
	Kyowa Leather Cloth Co. Ltd.	5,900	23,225
	Kyudenko Corp.	13,300	344,731
	Kyushu Electric Power Co., Inc.	59,800	344,247
	Kyushu Financial Group, Inc.	142,199	522,651
	Kyushu Railway Co.	18,800	421,433
	LA Holdings Co. Ltd.	1,300	31,462
	LAC Co. Ltd.	4,500	28,003
	Lacto Japan Co. Ltd.	2,400	37,654
*	Laox Holdings Co. Ltd.	9,000	16,400
	Lasertec Corp.	7,000	1,325,260

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lawson, Inc.	11,100	$443,848
	LEC, Inc.	10,800	83,043
*	Leopalace21 Corp.	58,000	143,951
	Life Corp.	3,900	85,078
	LIFULL Co. Ltd.	28,000	48,002
	LIKE, Inc.	1,200	19,875
	Linical Co. Ltd.	2,800	15,570
	Link & Motivation, Inc.	11,200	56,877
	Lintec Corp.	17,400	301,316
	Lion Corp.	45,000	498,138
	LITALICO, Inc.	6,000	122,489
	Lixil Corp.	66,300	1,144,589
	Look Holdings, Inc.	2,300	46,069
*	M&A Capital Partners Co. Ltd.	5,000	169,350
	M3, Inc.	27,200	743,727
	Mabuchi Motor Co. Ltd.	8,500	243,443
*	Macbee Planet, Inc.	300	26,615
	Macnica Holdings, Inc.	20,299	539,480
	Macromill, Inc.	12,100	106,799
	Maeda Kosen Co. Ltd.	10,800	279,484
	Maezawa Industries, Inc.	2,800	13,287
	Maezawa Kasei Industries Co. Ltd.	5,600	59,249
	Maezawa Kyuso Industries Co. Ltd.	6,800	48,368
	Makino Milling Machine Co. Ltd.	10,500	376,929
	Makita Corp.	24,700	657,930
#	Management Solutions Co. Ltd.	2,600	70,631
	Mandom Corp.	10,100	114,507
	Mani, Inc.	7,600	111,165
	MarkLines Co. Ltd.	3,600	74,256
	Mars Group Holdings Corp.	5,800	105,955
	Marubeni Corp.	113,300	1,390,030
	Marubun Corp.	6,700	52,714
	Marudai Food Co. Ltd.	9,000	100,809
	Marufuji Sheet Piling Co. Ltd.	400	6,021
	Maruha Nichiro Corp.	21,700	412,040
	Marui Group Co. Ltd.	33,600	572,562
	Maruichi Steel Tube Ltd.	8,000	172,258
	MARUKA FURUSATO Corp.	7,553	203,178
	Marumae Co. Ltd.	2,200	28,845
	Marusan Securities Co. Ltd.	17,700	58,288
	Maruwa Co. Ltd.	2,900	370,705
	Maruyama Manufacturing Co., Inc.	900	11,123
	Maruzen CHI Holdings Co. Ltd.	8,400	22,443
	Maruzen Showa Unyu Co. Ltd.	4,800	116,311
	Marvelous, Inc.	5,900	31,611
#	Matching Service Japan Co. Ltd.	2,600	21,210
	Matsuda Sangyo Co. Ltd.	6,500	118,429
	Matsui Construction Co. Ltd.	6,600	29,631
	Matsui Securities Co. Ltd.	32,400	194,019
	MatsukiyoCocokara & Co.	7,480	373,135
	Max Co. Ltd.	8,500	132,985
	Maxell Ltd.	21,900	239,003
	Maxvalu Tokai Co. Ltd.	2,400	52,053
	Mazda Motor Corp.	69,300	551,627
	McDonald's Holdings Co. Japan Ltd.	6,200	244,946
	MCJ Co. Ltd.	34,200	266,015
	Mebuki Financial Group, Inc.	242,290	631,121
	MEC Co. Ltd.	3,000	57,989
	Media Do Co. Ltd.	2,600	34,744

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medical Data Vision Co. Ltd.	6,400	$48,416
	Medical System Network Co. Ltd.	15,500	48,173
	Medikit Co. Ltd.	600	11,545
	Medipal Holdings Corp.	41,300	551,396
	Medius Holdings Co. Ltd.	1,200	6,903
#*	MedPeer, Inc.	4,200	47,032
	Megachips Corp.	6,600	137,807
	Megmilk Snow Brand Co. Ltd.	18,300	256,127
	Meidensha Corp.	20,800	308,994
	Meiho Facility Works Ltd.	3,300	18,253
	Meiji Electric Industries Co. Ltd.	1,000	8,711
	MEIJI Holdings Co. Ltd.	19,000	979,881
	Meiji Shipping Co. Ltd.	6,900	34,748
	Meiko Electronics Co. Ltd.	8,000	179,337
	Meisei Industrial Co. Ltd.	17,000	108,388
	Meitec Corp.	24,900	468,411
	Meito Sangyo Co. Ltd.	3,300	42,509
*	Meiwa Corp.	11,400	60,584
	Meiwa Estate Co. Ltd.	3,900	26,349
	Melco Holdings, Inc.	1,800	46,455
#	Members Co. Ltd.	2,000	29,882
	Menicon Co. Ltd.	19,900	439,729
*	Mercari, Inc.	3,900	84,941
	Mercuria Holdings Co. Ltd.	4,100	22,579
	METAWATER Co. Ltd.	3,400	44,877
	Micronics Japan Co. Ltd.	7,800	83,668
	Midac Holdings Co. Ltd.	2,700	59,002
	Mie Kotsu Group Holdings, Inc.	23,400	89,836
	Mikuni Corp.	11,100	29,177
	Milbon Co. Ltd.	6,500	285,856
	MIMAKI ENGINEERING Co. Ltd.	4,800	22,405
	Mimasu Semiconductor Industry Co. Ltd.	9,500	188,431
	Minebea Mitsumi, Inc.	65,461	1,141,162
	Ministop Co. Ltd.	5,900	64,352
#	Minkabu The Infonoid, Inc.	300	5,348
	Mirai Industry Co. Ltd.	800	9,249
#	Miraial Co. Ltd.	2,200	26,051
	Mirait One Corp.	35,000	426,832
	Mirarth Holdings, Inc.	56,100	166,088
	Miroku Jyoho Service Co. Ltd.	5,900	73,946
	MISUMI Group, Inc.	38,900	979,014
	Mitani Corp.	7,600	79,222
	Mitani Sangyo Co. Ltd.	9,700	23,676
	Mitani Sekisan Co. Ltd.	1,400	45,742
	Mito Securities Co. Ltd.	24,400	56,060
	Mitsuba Corp.	13,600	53,707
	Mitsubishi Chemical Group Corp.	412,800	2,316,405
	Mitsubishi Corp.	100,430	3,362,994
	Mitsubishi Electric Corp.	95,900	1,056,890
	Mitsubishi Estate Co. Ltd.	53,900	692,783
	Mitsubishi Gas Chemical Co., Inc.	42,200	616,648
	Mitsubishi HC Capital, Inc.	299,200	1,527,161
	Mitsubishi Heavy Industries Ltd.	24,000	941,039
	Mitsubishi Kakoki Kaisha Ltd.	3,200	54,070
	Mitsubishi Logisnext Co. Ltd.	16,000	89,226
	Mitsubishi Logistics Corp.	13,600	317,579
	Mitsubishi Materials Corp.	29,000	498,126
*	Mitsubishi Motors Corp.	121,100	466,586
	Mitsubishi Pencil Co. Ltd.	3,700	41,505

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Research Institute, Inc.	3,500	$136,179
	Mitsubishi Shokuhin Co. Ltd.	7,500	180,782
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	46,572
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	324,752
	Mitsubishi UFJ Financial Group, Inc.	682,400	4,998,499
	Mitsuboshi Belting Ltd.	9,800	279,632
	Mitsui & Co. Ltd., Sponsored ADR	336	198,408
	Mitsui & Co. Ltd.	83,400	2,460,528
	Mitsui Chemicals, Inc.	56,810	1,337,223
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	96,973
*	Mitsui E&S Holdings Co. Ltd.	10,700	33,301
	Mitsui Fudosan Co. Ltd.	46,400	869,705
	Mitsui High-Tec, Inc.	5,900	311,122
	Mitsui Matsushima Holdings Co. Ltd.	5,300	131,088
	Mitsui Mining & Smelting Co. Ltd.	34,500	919,117
	Mitsui OSK Lines Ltd.	47,300	1,173,925
	Mitsui-Soko Holdings Co. Ltd.	13,400	385,264
	Mitsuuroko Group Holdings Co. Ltd.	14,700	133,518
	Miura Co. Ltd.	9,300	232,717
	Mixi, Inc.	16,200	310,810
	Miyaji Engineering Group, Inc.	2,100	58,310
	Miyazaki Bank Ltd.	7,100	145,540
	Miyoshi Oil & Fat Co. Ltd.	3,800	27,193
	Mizuho Financial Group, Inc.	134,500	2,100,950
	Mizuho Leasing Co. Ltd.	16,800	445,714
	Mizuho Medy Co. Ltd.	800	19,892
	Mizuno Corp.	7,100	161,096
*	Mobile Factory, Inc.	900	6,562
	Mochida Pharmaceutical Co. Ltd.	3,700	99,381
	Monex Group, Inc.	77,300	272,696
	Money Partners Group Co. Ltd.	8,500	17,299
	Monogatari Corp.	2,000	100,211
	MonotaRO Co. Ltd.	40,800	618,053
	MORESCO Corp.	3,400	31,781
	Morinaga & Co. Ltd.	9,000	266,858
	Morinaga Milk Industry Co. Ltd.	22,200	821,238
	Morita Holdings Corp.	11,900	111,379
	Morito Co. Ltd.	9,000	65,917
	Morningstar Japan KK	8,800	31,495
	Morozoff Ltd.	1,800	46,712
#	Mortgage Service Japan Ltd.	2,400	16,478
	Mory Industries, Inc.	1,600	36,106
	MrMax Holdings Ltd.	10,500	53,904
	MS&AD Insurance Group Holdings, Inc.	25,700	824,294
	MTI Ltd.	4,400	17,469
	m-up Holdings, Inc.	8,900	85,170
	Murakami Corp.	400	7,381
	Murata Manufacturing Co. Ltd.	39,572	2,261,163
	Musashi Seimitsu Industry Co. Ltd.	32,000	441,003
	Musashino Bank Ltd.	11,800	207,083
	Mutoh Holdings Co. Ltd.	900	11,089
	Nabtesco Corp.	16,100	471,384
	NAC Co. Ltd.	3,600	26,600
	Nachi-Fujikoshi Corp.	10,000	302,353
	Nafco Co. Ltd.	5,700	71,506
	Nagano Bank Ltd.	4,300	47,561
	Nagano Keiki Co. Ltd.	7,000	61,947
	Nagase & Co. Ltd.	40,800	658,404
	Nagatanien Holdings Co. Ltd.	6,000	94,025

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagawa Co. Ltd.	1,400	$86,079
	Nagoya Railroad Co. Ltd.	26,200	433,213
	Naigai Trans Line Ltd.	2,200	36,845
	Nakabayashi Co. Ltd.	9,300	34,812
	Nakamoto Packs Co. Ltd.	1,400	17,102
*	Nakamura Choukou Co. Ltd.	2,100	8,205
	Nakamuraya Co. Ltd.	1,900	44,855
	Nakanishi, Inc.	13,100	277,924
	Nakano Corp.	6,400	16,181
	Nakayama Steel Works Ltd.	10,100	76,615
	Nakayamafuku Co. Ltd.	6,200	15,508
*	Namura Shipbuilding Co. Ltd.	18,000	55,757
	Nankai Electric Railway Co. Ltd.	17,600	382,441
	Nanto Bank Ltd.	9,900	205,361
	Narasaki Sangyo Co. Ltd.	1,400	22,014
	Natori Co. Ltd.	2,500	39,905
	NEC Capital Solutions Ltd.	5,300	100,964
	NEC Corp.	50,400	1,820,831
	NEC Networks & System Integration Corp.	17,400	232,367
	NET One Systems Co. Ltd.	24,100	653,109
	Neturen Co. Ltd.	15,200	80,607
	New Art Holdings Co. Ltd.	1,500	18,464
	New Japan Chemical Co. Ltd.	16,100	28,075
	Nexon Co. Ltd.	4,900	118,151
	Nextage Co. Ltd.	13,300	299,159
*	NexTone, Inc.	1,400	50,157
	NGK Insulators Ltd.	44,600	617,321
	NGK Spark Plug Co. Ltd.	54,100	1,057,174
	NH Foods Ltd.	21,700	651,480
	NHK Spring Co. Ltd.	70,863	500,899
	Nicca Chemical Co. Ltd.	2,100	13,262
	Nice Corp.	2,400	24,608
	Nichia Steel Works Ltd.	12,900	25,932
	Nichias Corp.	23,800	460,735
	Nichiban Co. Ltd.	4,000	55,918
	Nichicon Corp.	14,600	143,426
	Nichiden Corp.	6,000	83,253
	Nichiha Corp.	9,600	206,047
	Nichirei Corp.	32,500	680,076
	Nichireki Co. Ltd.	10,800	115,570
	Nichirin Co. Ltd.	4,500	65,066
	Nidec Corp.	16,500	914,411
	Nifco, Inc.	30,200	783,893
	Nihon Chouzai Co. Ltd.	4,700	42,468
	Nihon Dempa Kogyo Co. Ltd.	5,500	64,845
	Nihon Dengi Co. Ltd.	1,400	34,410
	Nihon Denkei Co. Ltd.	3,900	49,383
	Nihon Flush Co. Ltd.	3,800	27,105
	Nihon House Holdings Co. Ltd.	24,600	72,709
	Nihon Kagaku Sangyo Co. Ltd.	5,600	43,132
	Nihon Kohden Corp.	18,400	483,386
	Nihon M&A Center Holdings, Inc.	51,100	522,416
	Nihon Nohyaku Co. Ltd.	16,300	89,698
	Nihon Parkerizing Co. Ltd.	31,200	230,361
	Nihon Plast Co. Ltd.	7,600	25,106
	Nihon Tokushu Toryo Co. Ltd.	5,000	34,075
	Nihon Trim Co. Ltd.	600	13,538
	Nikkiso Co. Ltd.	21,900	171,937
	Nikko Co. Ltd.	10,500	50,913

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nikkon Holdings Co. Ltd.	23,000	$442,835
	Nikon Corp.	63,100	623,012
	Nintendo Co. Ltd.	66,200	2,870,284
	Nippi, Inc.	1,000	27,145
	Nippn Corp.	17,300	216,224
	Nippon Air Conditioning Services Co. Ltd.	6,100	33,144
	Nippon Aqua Co. Ltd.	2,800	20,509
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	61,479
	Nippon Carbide Industries Co., Inc.	3,800	38,712
	Nippon Carbon Co. Ltd.	2,900	98,762
	Nippon Chemical Industrial Co. Ltd.	3,000	44,100
*	Nippon Chemi-Con Corp.	8,100	103,286
	Nippon Coke & Engineering Co. Ltd.	76,400	54,245
	Nippon Computer Dynamics Co. Ltd.	1,800	9,568
	Nippon Concept Corp.	3,900	47,341
	Nippon Concrete Industries Co. Ltd.	16,800	28,921
	Nippon Denko Co. Ltd.	55,800	166,701
	Nippon Densetsu Kogyo Co. Ltd.	13,300	166,569
	Nippon Dry-Chemical Co. Ltd.	2,800	32,427
	Nippon Electric Glass Co. Ltd.	31,400	583,110
	Nippon Express Holdings, Inc.	26,100	1,514,654
	Nippon Filcon Co. Ltd.	6,000	20,911
	Nippon Fine Chemical Co. Ltd.	4,300	79,644
	Nippon Gas Co. Ltd.	53,600	855,527
	Nippon Hume Corp.	9,000	46,060
	Nippon Kayaku Co. Ltd.	40,900	379,804
	Nippon Kodoshi Corp.	3,100	46,347
	Nippon Koei Co. Ltd.	5,000	137,377
	Nippon Light Metal Holdings Co. Ltd.	35,540	407,355
	Nippon Paint Holdings Co. Ltd.	8,500	77,601
	Nippon Paper Industries Co. Ltd.	45,700	340,239
	Nippon Parking Development Co. Ltd.	60,600	120,603
	Nippon Pillar Packing Co. Ltd.	7,600	184,802
	Nippon Piston Ring Co. Ltd.	2,400	23,316
	Nippon Rietec Co. Ltd.	900	6,220
	Nippon Road Co. Ltd.	1,400	66,829
	Nippon Sanso Holdings Corp.	34,100	556,201
	Nippon Seiki Co. Ltd.	18,900	121,843
	Nippon Seisen Co. Ltd.	700	24,463
	Nippon Sharyo Ltd.	4,800	73,269
*	Nippon Sheet Glass Co. Ltd.	23,800	115,207
	Nippon Shinyaku Co. Ltd.	9,100	468,342
	Nippon Shokubai Co. Ltd.	9,000	381,016
	Nippon Signal Company Ltd.	14,900	119,666
	Nippon Soda Co. Ltd.	9,000	294,169
	Nippon Steel Corp.	109,999	2,289,599
	Nippon Steel Trading Corp.	6,400	456,307
	Nippon Telegraph & Telephone Corp.	56,600	1,697,180
	Nippon Thompson Co. Ltd.	24,600	112,746
	Nippon Tungsten Co. Ltd.	800	16,247
	Nippon Yakin Kogyo Co. Ltd.	7,790	269,939
	Nippon Yusen KK	63,300	1,505,834
	Nipro Corp.	67,100	538,638
	Nishikawa Rubber Co. Ltd.	1,700	14,573
	Nishimatsu Construction Co. Ltd.	15,100	471,699
	Nishimatsuya Chain Co. Ltd.	9,500	112,811
	Nishimoto Co. Ltd.	2,300	61,455
	Nishi-Nippon Financial Holdings, Inc.	61,800	514,391
	Nishi-Nippon Railroad Co. Ltd.	13,200	243,771

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishio Rent All Co. Ltd.	12,200	$294,299
	Nissan Chemical Corp.	17,300	816,727
	Nissan Motor Co. Ltd.	188,900	678,706
	Nissan Shatai Co. Ltd.	23,200	161,200
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	26,177
	Nissei ASB Machine Co. Ltd.	2,900	100,665
	Nissei Plastic Industrial Co. Ltd.	5,600	42,430
	Nissha Co. Ltd.	15,200	226,153
	Nisshin Group Holdings Co. Ltd.	14,000	49,171
	Nisshin Oillio Group Ltd.	11,500	282,481
	Nisshin Seifun Group, Inc.	34,600	433,382
	Nisshinbo Holdings, Inc.	46,448	347,195
	Nissin Corp.	5,200	88,551
	Nissin Electric Co. Ltd.	17,100	177,296
	Nissin Foods Holdings Co. Ltd.	2,800	218,897
	Nisso Corp.	3,700	16,892
	Nissui Corp.	161,400	670,653
	Nitori Holdings Co. Ltd.	8,900	1,177,966
	Nitta Corp.	6,400	141,518
	Nitta Gelatin, Inc.	5,000	32,978
	NITTAN Corp.	12,900	26,325
	Nittetsu Mining Co. Ltd.	5,200	144,806
	Nitto Boseki Co. Ltd.	5,100	80,425
	Nitto Denko Corp.	26,900	1,738,746
	Nitto Fuji Flour Milling Co. Ltd.	1,000	33,606
	Nitto Kogyo Corp.	8,000	149,757
	Nitto Kohki Co. Ltd.	4,300	50,849
	Nitto Seiko Co. Ltd.	9,400	36,853
	Nittoc Construction Co. Ltd.	10,600	75,421
	Nittoku Co. Ltd.	1,400	28,546
	NJS Co. Ltd.	2,700	45,319
	Noda Corp.	5,100	43,569
	Noevir Holdings Co. Ltd.	5,300	233,385
	NOF Corp.	14,200	604,880
	Nohmi Bosai Ltd.	5,500	72,929
	Nojima Corp.	33,000	354,251
	NOK Corp.	28,500	270,673
	Nomura Co. Ltd.	3,500	25,183
	Nomura Holdings, Inc.	262,500	1,047,593
#	Nomura Holdings, Inc., Sponsored ADR	29,499	119,176
	Nomura Real Estate Holdings, Inc.	28,200	621,541
	Nomura Research Institute Ltd.	19,109	458,761
	Noritake Co. Ltd.	4,200	136,170
	Noritsu Koki Co. Ltd.	9,100	164,822
	Noritz Corp.	12,400	143,352
	North Pacific Bank Ltd.	109,900	238,475
	Nozawa Corp.	2,600	13,310
	NS Solutions Corp.	4,400	113,249
	NS Tool Co. Ltd.	5,600	46,215
	NS United Kaiun Kaisha Ltd.	5,100	153,594
	NSD Co. Ltd.	16,440	295,359
	NSK Ltd.	85,300	479,758
	NSW, Inc.	3,100	49,286
	NTN Corp.	151,100	313,240
	NTT Data Corp.	46,800	725,932
	Oat Agrio Co. Ltd.	4,000	46,375
	Obara Group, Inc.	4,800	138,886
	Obayashi Corp.	111,100	861,772
	OBIC Business Consultants Co. Ltd.	1,900	74,617

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Obic Co. Ltd.	2,400	$384,784
	Odakyu Electric Railway Co. Ltd.	19,799	260,305
	Oenon Holdings, Inc.	16,000	31,455
	Ogaki Kyoritsu Bank Ltd.	17,500	262,402
	Ohara, Inc.	2,000	18,680
	Ohashi Technica, Inc.	4,000	46,260
	Ohba Co. Ltd.	4,600	25,714
	Ohsho Food Service Corp.	3,200	149,548
	Oiles Corp.	8,600	102,358
#*	Oisix ra daichi, Inc.	7,200	121,505
	Oita Bank Ltd.	5,900	99,260
	Oji Holdings Corp.	212,300	877,383
	Okabe Co. Ltd.	14,700	82,494
	Okada Aiyon Corp.	800	9,847
	Okamoto Industries, Inc.	3,600	108,344
	Okamoto Machine Tool Works Ltd.	1,900	68,434
	Okamura Corp.	24,200	265,437
	Okasan Securities Group, Inc.	66,400	214,765
	Oki Electric Industry Co. Ltd.	39,700	224,254
	Okinawa Cellular Telephone Co.	9,400	227,434
	Okinawa Electric Power Co., Inc.	11,007	91,541
	Okinawa Financial Group, Inc.	8,300	154,255
	OKUMA Corp.	8,099	328,277
	Okumura Corp.	10,100	234,968
	Okura Industrial Co. Ltd.	3,400	49,330
	Okuwa Co. Ltd.	12,000	84,935
	Olympus Corp.	87,500	1,644,966
	Omron Corp.	8,200	474,457
	Ono Pharmaceutical Co. Ltd.	31,400	681,339
	Onoken Co. Ltd.	6,700	80,508
	Onward Holdings Co. Ltd.	44,600	113,627
	Open House Group Co. Ltd.	16,900	639,331
	Optex Group Co. Ltd.	6,800	111,482
*	Optim Corp.	4,400	38,803
	Optorun Co. Ltd.	3,600	71,041
	Oracle Corp.	3,500	239,774
	Orchestra Holdings, Inc.	1,300	20,187
	Organo Corp.	8,800	223,690
	Oricon, Inc.	3,200	21,936
	Orient Corp.	20,440	186,759
	Oriental Land Co. Ltd.	1,300	216,606
	Oriental Shiraishi Corp.	55,500	132,562
	Origin Co. Ltd.	3,100	30,833
	ORIX Corp.	136,700	2,403,593
	Oro Co. Ltd.	1,500	22,119
	Osaka Gas Co. Ltd.	29,500	476,038
	Osaka Organic Chemical Industry Ltd.	5,000	82,503
	Osaka Soda Co. Ltd.	4,400	143,810
	Osaka Steel Co. Ltd.	6,000	57,449
	Osaki Electric Co. Ltd.	17,000	70,443
	OSG Corp.	29,800	467,708
	Otsuka Corp.	13,200	434,274
	Otsuka Holdings Co. Ltd.	17,500	561,407
	OUG Holdings, Inc.	1,200	22,388
	Outsourcing, Inc.	40,600	315,511
	Oval Corp.	3,700	12,054
#*	Oxide Corp.	800	56,015
	Oyo Corp.	7,500	117,026
	Ozu Corp.	2,400	29,240

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pacific Industrial Co. Ltd.	20,900	$173,261
	Pacific Metals Co. Ltd.	7,000	108,073
	Pack Corp.	3,200	63,972
	PAL GROUP Holdings Co. Ltd.	7,300	156,557
	PALTAC Corp.	5,200	188,277
	Pan Pacific International Holdings Corp.	49,700	919,108
	Panasonic Holdings Corp.	287,200	2,663,311
	Paraca, Inc.	2,700	39,371
	Paramount Bed Holdings Co. Ltd.	9,400	180,540
	Paris Miki Holdings, Inc.	10,400	21,874
*	Park24 Co. Ltd.	26,700	452,851
	Pasco Corp.	1,600	17,367
	Pasona Group, Inc.	12,400	200,068
	PC Depot Corp.	9,900	22,058
	PCA Corp.	3,100	30,964
	PCI Holdings, Inc.	2,000	15,928
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	31,097
	Penta-Ocean Construction Co. Ltd.	127,900	637,911
	People Dreams & Technologies Group Co. Ltd.	3,400	37,731
*	PeptiDream, Inc.	23,900	373,160
	Persol Holdings Co. Ltd.	24,500	537,175
*	PIA Corp.	2,300	59,391
	Pickles Holdings Co. Ltd.	4,300	40,115
	Pigeon Corp.	26,900	427,518
	Pilot Corp.	10,200	364,060
	Piolax, Inc.	11,800	161,426
	Pola Orbis Holdings, Inc.	6,800	98,108
	Pole To Win Holdings, Inc.	12,000	80,833
	Premium Group Co. Ltd.	11,600	143,160
	Press Kogyo Co. Ltd.	37,100	128,894
	Pressance Corp.	9,200	117,709
	Prestige International, Inc.	29,600	165,121
	Prima Meat Packers Ltd.	17,000	288,391
	Procrea Holdings, Inc.	12,201	218,429
	Pronexus, Inc.	4,200	31,512
	Pro-Ship, Inc.	1,600	18,441
	Proto Corp.	6,400	62,691
	PS Mitsubishi Construction Co. Ltd.	16,400	80,084
	Punch Industry Co. Ltd.	8,700	31,044
	QB Net Holdings Co. Ltd.	2,300	26,431
	Qol Holdings Co. Ltd.	14,200	128,354
	Quick Co. Ltd.	4,000	62,795
	Raccoon Holdings, Inc.	3,100	28,215
	Raito Kogyo Co. Ltd.	17,700	262,682
	Raiznext Corp.	13,300	135,228
	Rakus Co. Ltd.	21,100	289,166
*	Rakuten Group, Inc.	65,800	335,478
*	RaQualia Pharma, Inc.	4,600	36,139
	Rasa Corp.	4,400	41,867
	Rasa Industries Ltd.	4,400	66,370
	Raysum Co. Ltd.	675	7,134
	Recruit Holdings Co. Ltd.	88,300	2,839,751
	Relia, Inc.	11,000	124,058
	Relo Group, Inc.	27,800	471,110
*	Renesas Electronics Corp.	152,200	1,565,544
	Rengo Co. Ltd.	78,900	556,876
*	RENOVA, Inc.	7,400	128,795
	Resona Holdings, Inc.	296,750	1,642,131
	Resonac Holdings Corp.	66,900	1,143,360

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resorttrust, Inc.	19,400	$354,490
	Restar Holdings Corp.	7,300	123,840
	Retail Partners Co. Ltd.	8,300	87,421
	Rheon Automatic Machinery Co. Ltd.	6,000	50,280
	Rhythm Co. Ltd.	2,400	30,865
	Riberesute Corp.	4,400	25,909
	Ricoh Co. Ltd.	84,800	658,270
	Ricoh Leasing Co. Ltd.	6,700	200,177
	Ride On Express Holdings Co. Ltd.	2,800	23,264
*	Right On Co. Ltd.	6,500	29,242
	Riken Corp.	3,700	69,139
	Riken Keiki Co. Ltd.	2,900	103,448
	Riken Technos Corp.	18,200	74,233
	Riken Vitamin Co. Ltd.	4,400	65,227
	Rinnai Corp.	5,400	426,222
	Rion Co. Ltd.	2,700	38,814
	Riso Kagaku Corp.	2,800	46,717
	Riso Kyoiku Co. Ltd.	38,100	107,071
	Rock Field Co. Ltd.	5,600	68,647
	Rohm Co. Ltd.	9,000	721,183
	Rohto Pharmaceutical Co. Ltd.	41,800	771,269
	Rokko Butter Co. Ltd.	5,300	53,918
	Roland Corp.	3,900	116,445
	Roland DG Corp.	3,900	87,285
	Rorze Corp.	4,300	330,530
	Round One Corp.	53,500	197,126
	Ryobi Ltd.	11,900	115,837
	Ryoden Corp.	6,400	86,566
	Ryohin Keikaku Co. Ltd.	81,700	905,901
	Ryosan Co. Ltd.	7,600	172,231
	S Foods, Inc.	6,900	157,711
	S&B Foods, Inc.	2,700	73,241
	Sac's Bar Holdings, Inc.	8,500	48,526
	Sagami Rubber Industries Co. Ltd.	3,000	16,844
	Saibu Gas Holdings Co. Ltd.	5,400	76,339
	Sakai Chemical Industry Co. Ltd.	5,400	75,882
	Sakai Heavy Industries Ltd.	1,400	38,785
	Sakai Moving Service Co. Ltd.	4,200	145,239
	Sakata INX Corp.	18,500	155,895
	Sakura Internet, Inc.	5,400	21,174
	Sala Corp.	25,600	148,567
	SAMTY Co. Ltd.	7,300	115,297
	San Holdings, Inc.	4,000	57,952
	San ju San Financial Group, Inc.	7,790	100,062
	San-A Co. Ltd.	4,900	157,714
	San-Ai Obbli Co. Ltd.	26,600	276,753
	Sanei Architecture Planning Co. Ltd.	4,100	47,074
	Sangetsu Corp.	12,000	210,877
	San-In Godo Bank Ltd.	53,800	334,641
	Sanken Electric Co. Ltd.	7,100	403,195
	Sanki Engineering Co. Ltd.	18,200	218,530
	Sanko Gosei Ltd.	6,000	24,453
	Sanko Metal Industrial Co. Ltd.	1,400	40,320
	Sankyo Co. Ltd.	8,900	359,485
	Sankyo Frontier Co. Ltd.	1,000	26,288
	Sankyo Seiko Co. Ltd.	14,100	51,988
	Sankyo Tateyama, Inc.	9,400	48,778
	Sankyu, Inc.	20,300	797,623
	Sanoh Industrial Co. Ltd.	12,800	63,538

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sansei Landic Co. Ltd.	4,200	$26,296
	Sansei Technologies, Inc.	2,300	14,346
	Sansha Electric Manufacturing Co. Ltd.	4,500	32,091
	Sanshin Electronics Co. Ltd.	2,900	56,430
	Santen Pharmaceutical Co. Ltd.	85,500	666,537
	Sanwa Holdings Corp.	54,300	574,842
	Sanyo Chemical Industries Ltd.	5,400	176,083
	Sanyo Denki Co. Ltd.	4,000	193,910
	Sanyo Electric Railway Co. Ltd.	4,200	70,403
	Sanyo Engineering & Construction, Inc.	2,400	11,449
*	Sanyo Shokai Ltd.	4,800	52,339
	Sanyo Special Steel Co. Ltd.	8,500	163,085
	Sanyo Trading Co. Ltd.	12,000	104,907
	Sapporo Holdings Ltd.	27,100	661,811
	Sata Construction Co. Ltd.	4,100	15,113
	Sato Holdings Corp.	13,300	216,796
	Sato Shoji Corp.	5,200	53,097
	Satori Electric Co. Ltd.	4,900	52,509
	Sawai Group Holdings Co. Ltd.	12,200	377,465
	Saxa Holdings, Inc.	2,800	25,945
	SB Technology Corp.	4,400	66,488
	SBI Holdings, Inc.	32,300	684,737
	SBI Shinsei Bank Ltd.	12,400	228,709
	SBS Holdings, Inc.	5,900	134,725
	Scala, Inc.	6,600	36,956
	SCREEN Holdings Co. Ltd.	9,100	678,104
	Scroll Corp.	13,800	77,319
	SCSK Corp.	19,900	324,120
	Secom Co. Ltd.	7,400	440,861
	Seed Co. Ltd.	8,100	32,220
	Sega Sammy Holdings, Inc.	12,600	199,515
	Seibu Holdings, Inc.	27,400	307,363
	Seika Corp.	3,700	46,004
	Seikagaku Corp.	14,400	92,037
	Seikitokyu Kogyo Co. Ltd.	14,000	87,320
	Seiko Epson Corp.	76,400	1,184,811
	Seiko Group Corp.	11,400	257,376
	Seiko PMC Corp.	5,800	25,060
	Seikoh Giken Co. Ltd.	800	10,742
	Seino Holdings Co. Ltd.	35,500	354,538
	Seiren Co. Ltd.	8,000	146,925
	Sekisui Chemical Co. Ltd.	60,100	841,898
	Sekisui House Ltd.	67,300	1,271,920
	Sekisui Jushi Corp.	9,000	136,600
	Sekisui Kasei Co. Ltd.	9,100	27,265
	SEMITEC Corp.	400	27,693
	Senko Group Holdings Co. Ltd.	58,000	448,621
	Senshu Electric Co. Ltd.	6,000	159,918
	Senshu Ikeda Holdings, Inc.	89,900	177,360
*	Senshukai Co. Ltd.	11,500	35,068
	SERAKU Co. Ltd.	2,200	24,658
	Seria Co. Ltd.	15,500	340,615
	Seven & I Holdings Co. Ltd.	87,200	4,116,965
	Seven Bank Ltd.	202,100	415,307
	SG Holdings Co. Ltd.	37,500	578,674
	Sharp Corp.	83,200	691,564
	Shibaura Electronics Co. Ltd.	3,500	140,363
	Shibaura Machine Co. Ltd.	8,700	190,607
	Shibaura Mechatronics Corp.	1,300	109,341

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Warehouse Co. Ltd.	4,200	$67,637
	Shibuya Corp.	6,000	117,002
	Shidax Corp.	8,900	44,938
*	SHIFT, Inc.	1,700	317,280
	Shiga Bank Ltd.	14,500	301,814
	Shikibo Ltd.	4,500	33,495
	Shikoku Bank Ltd.	12,700	97,325
	Shikoku Electric Power Co., Inc.	36,200	209,298
	Shikoku Kasei Holdings Corp.	15,500	152,438
	Shima Seiki Manufacturing Ltd.	10,000	151,489
	Shimadzu Corp.	21,400	657,645
	Shimamura Co. Ltd.	4,300	403,816
	Shimano, Inc.	5,600	998,678
	Shimizu Bank Ltd.	4,300	51,273
	Shimizu Corp.	96,200	539,268
	Shimojima Co. Ltd.	4,300	31,588
	Shin Nippon Air Technologies Co. Ltd.	2,900	43,275
	Shin Nippon Biomedical Laboratories Ltd.	7,100	127,817
	Shinagawa Refractories Co. Ltd.	2,700	85,839
	Shindengen Electric Manufacturing Co. Ltd.	3,400	88,306
	Shin-Etsu Chemical Co. Ltd.	28,400	4,186,814
	Shin-Etsu Polymer Co. Ltd.	18,100	180,235
	Shinki Bus Co. Ltd.	500	13,281
	Shinko Electric Industries Co. Ltd.	12,200	343,259
	Shinko Shoji Co. Ltd.	11,400	116,048
	Shinmaywa Industries Ltd.	20,300	168,841
	Shinnihon Corp.	13,500	86,079
#	Shinnihonseiyaku Co. Ltd.	2,000	22,454
	Shinsho Corp.	2,200	96,716
	Shinwa Co. Ltd.	2,500	40,780
	Shionogi & Co. Ltd.	3,500	166,791
	Ship Healthcare Holdings, Inc.	31,900	619,409
	Shiseido Co. Ltd.	14,800	769,245
	Shizuki Electric Co., Inc.	5,100	18,621
	Shizuoka Financial Group, Inc.	99,700	844,622
	Shizuoka Gas Co. Ltd.	22,300	195,515
	SHO-BOND Holdings Co. Ltd.	4,300	183,464
	Shoei Co. Ltd.	8,800	338,849
	Shoei Foods Corp.	2,200	70,330
	Shofu, Inc.	4,000	71,744
	Showa Sangyo Co. Ltd.	6,200	120,956
	Showa Shinku Co. Ltd.	2,000	22,024
	Sigma Koki Co. Ltd.	2,500	29,618
	SIGMAXYZ Holdings, Inc.	12,000	127,734
	Siix Corp.	10,500	113,477
*	Silver Life Co. Ltd.	1,200	15,450
	Sinanen Holdings Co. Ltd.	3,200	94,453
	Sinfonia Technology Co. Ltd.	9,600	115,987
	Sinko Industries Ltd.	5,800	69,952
	Sintokogio Ltd.	16,300	90,576
	SK-Electronics Co. Ltd.	4,400	40,756
	SKY Perfect JSAT Holdings, Inc.	61,300	236,637
#*	Skylark Holdings Co. Ltd.	60,800	723,573
#*	Smaregi, Inc.	1,400	25,113
	SMC Corp.	1,000	507,911
	SMK Corp.	1,799	32,516
	SMS Co. Ltd.	20,600	541,873
#	Snow Peak, Inc.	5,400	89,700
	SNT Corp.	13,900	26,343

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Soda Nikka Co. Ltd.	8,400	$48,278
	Sodick Co. Ltd.	16,900	98,329
	Softbank Corp.	166,900	1,909,685
	SoftBank Group Corp.	63,644	3,013,038
	Softcreate Holdings Corp.	3,200	81,486
	Software Service, Inc.	700	47,470
	Sohgo Security Services Co. Ltd.	21,200	583,676
	Soiken Holdings, Inc.	5,800	12,547
	Sojitz Corp.	53,640	1,063,483
	Soken Chemical & Engineering Co. Ltd.	3,000	40,281
	Solasto Corp.	17,500	92,196
	Soliton Systems KK	3,100	27,440
	Sompo Holdings, Inc.	33,100	1,424,918
	Sony Group Corp.	104,000	9,292,560
	Sony Group Corp., Sponsored ADR	9,300	831,978
	Sotetsu Holdings, Inc.	13,300	227,374
	Sotoh Co. Ltd.	1,600	10,096
	Space Co. Ltd.	2,550	18,468
	Sparx Group Co. Ltd.	12,380	173,319
	SPK Corp.	3,600	40,799
	S-Pool, Inc.	21,900	130,828
	Sprix, Inc.	1,800	12,439
	Square Enix Holdings Co. Ltd.	5,700	269,560
	SRA Holdings	5,500	132,211
*	SRE Holdings Corp.	1,500	47,691
	ST Corp.	1,800	21,770
	St. Marc Holdings Co. Ltd.	7,200	97,000
	Stanley Electric Co. Ltd.	29,200	628,420
	Star Mica Holdings Co. Ltd.	8,000	41,637
	Star Micronics Co. Ltd.	13,000	169,611
	Starts Corp., Inc.	18,000	357,939
	Starzen Co. Ltd.	6,800	111,379
	St-Care Holding Corp.	8,200	52,330
	Stella Chemifa Corp.	4,300	85,734
	Step Co. Ltd.	1,700	23,623
	Strike Co. Ltd.	2,500	81,000
	Studio Alice Co. Ltd.	5,900	96,968
	Subaru Corp.	122,616	2,014,781
	Subaru Enterprise Co. Ltd.	600	41,414
	Sugi Holdings Co. Ltd.	9,800	428,340
	Sugimoto & Co. Ltd.	4,500	69,668
	SUMCO Corp.	71,300	1,056,435
	Sumida Corp.	13,500	150,364
	Suminoe Textile Co. Ltd.	1,600	23,120
#	Sumiseki Holdings, Inc.	15,700	50,940
	Sumitomo Bakelite Co. Ltd.	14,200	462,693
	Sumitomo Chemical Co. Ltd.	304,400	1,168,479
	Sumitomo Corp.	78,400	1,407,274
	Sumitomo Densetsu Co. Ltd.	7,100	129,751
	Sumitomo Electric Industries Ltd.	116,500	1,399,883
	Sumitomo Forestry Co. Ltd.	47,300	884,392
	Sumitomo Heavy Industries Ltd.	34,600	769,409
	Sumitomo Metal Mining Co. Ltd.	69,400	2,817,864
	Sumitomo Mitsui Construction Co. Ltd.	73,020	236,176
	Sumitomo Mitsui Financial Group, Inc.	70,100	3,046,621
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,479,003
	Sumitomo Osaka Cement Co. Ltd.	12,200	321,013
	Sumitomo Pharma Co. Ltd.	52,700	370,527
	Sumitomo Realty & Development Co. Ltd.	36,300	884,890

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Riko Co. Ltd.	10,600	$52,113
	Sumitomo Rubber Industries Ltd.	63,395	562,808
	Sumitomo Seika Chemicals Co. Ltd.	4,700	150,183
	Sumitomo Warehouse Co. Ltd.	24,700	380,306
	Sun Frontier Fudousan Co. Ltd.	18,200	156,890
	Suncall Corp.	7,100	36,380
	Sundrug Co. Ltd.	20,300	574,354
	Suntory Beverage & Food Ltd.	21,900	739,514
	Sun-Wa Technos Corp.	4,300	61,621
	Suruga Bank Ltd.	48,000	156,666
	Suzuken Co. Ltd.	16,870	444,324
	Suzuki Co. Ltd.	6,500	48,385
	Suzuki Motor Corp.	19,700	738,596
	SWCC Showa Holdings Co. Ltd.	14,200	200,373
#*	SymBio Pharmaceuticals Ltd.	3,900	19,096
	Sysmex Corp.	19,900	1,321,063
	System Information Co. Ltd.	2,800	18,255
	System Research Co. Ltd.	1,600	27,130
	System Support, Inc.	1,500	18,760
	Systena Corp.	90,400	290,201
	Syuppin Co. Ltd.	8,000	67,688
	T Hasegawa Co. Ltd.	9,500	232,566
	T RAD Co. Ltd.	3,500	73,166
	T&D Holdings, Inc.	63,400	1,014,796
	T&K Toka Co. Ltd.	7,400	71,941
	Tachibana Eletech Co. Ltd.	6,280	88,495
	Tachikawa Corp.	4,700	44,302
	Tachi-S Co. Ltd.	12,300	113,494
	Tadano Ltd.	36,700	272,488
	Taihei Dengyo Kaisha Ltd.	6,700	179,517
	Taiheiyo Cement Corp.	53,900	928,881
	Taiheiyo Kouhatsu, Inc.	4,300	30,479
	Taiho Kogyo Co. Ltd.	7,500	38,331
	Taikisha Ltd.	5,600	153,585
	Taiko Bank Ltd.	3,600	34,954
	Taisei Corp.	26,900	928,641
	Taisei Lamick Co. Ltd.	2,700	60,729
	Taisei Oncho Co. Ltd.	1,400	21,060
	Taisho Pharmaceutical Holdings Co. Ltd.	8,350	351,248
	Taiyo Holdings Co. Ltd.	8,400	154,960
	Taiyo Yuden Co. Ltd.	28,300	961,224
	Takachiho Koheki Co. Ltd.	1,500	27,119
	Takamatsu Construction Group Co. Ltd.	4,400	67,367
	Takamiya Co. Ltd.	13,500	38,832
	Takano Co. Ltd.	5,000	26,027
	Takaoka Toko Co. Ltd.	4,200	68,230
	Takara & Co. Ltd.	2,400	39,240
	Takara Bio, Inc.	16,100	213,133
	Takara Holdings, Inc.	45,400	368,926
	Takara Standard Co. Ltd.	15,300	166,972
	Takasago International Corp.	5,100	101,139
	Takasago Thermal Engineering Co. Ltd.	8,200	118,912
	Takashima & Co. Ltd.	1,700	38,966
	Takashimaya Co. Ltd.	46,400	648,268
	Takasho Co. Ltd.	1,900	10,114
	TAKEBISHI Corp.	3,200	39,339
	Takeda Pharmaceutical Co. Ltd.	95,753	3,010,222
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	58,460
	Takemoto Yohki Co. Ltd.	3,800	21,886

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takeuchi Manufacturing Co. Ltd.	13,000	$287,722
	Takisawa Machine Tool Co. Ltd.	2,200	19,140
	Takuma Co. Ltd.	19,100	189,197
	Tama Home Co. Ltd.	8,900	218,468
	Tamron Co. Ltd.	4,200	101,817
	Tamura Corp.	18,000	102,627
	Tanabe Engineering Corp.	1,500	10,746
	Tanseisha Co. Ltd.	10,850	60,249
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	89,578
	Tayca Corp.	6,000	56,083
	Tazmo Co. Ltd.	1,200	17,601
	Tbk Co. Ltd.	7,400	14,311
	TBS Holdings, Inc.	10,300	120,246
	TDC Soft, Inc.	4,200	52,064
	TDK Corp.	98,100	3,504,746
	Tear Corp.	3,400	11,035
	TechMatrix Corp.	14,000	191,659
	Techno Horizon Co. Ltd.	3,000	10,227
	Techno Ryowa Ltd.	1,900	13,028
	Techno Smart Corp.	800	7,964
	TechnoPro Holdings, Inc.	31,500	980,758
	Teijin Ltd.	102,200	1,049,423
	Teikoku Electric Manufacturing Co. Ltd.	4,300	80,890
	Teikoku Sen-I Co. Ltd.	4,500	53,899
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	36,123
	Tekken Corp.	5,200	73,249
	Temairazu, Inc.	700	27,745
	Tenma Corp.	6,100	104,156
	Terasaki Electric Co. Ltd.	1,100	8,371
	Terumo Corp.	16,300	474,499
	Tess Holdings Co. Ltd.	7,100	64,918
	T-Gaia Corp.	5,800	74,096
	THK Co. Ltd.	21,100	447,791
	Tigers Polymer Corp.	4,400	13,840
	TIS, Inc.	39,300	1,133,229
	TKC Corp.	5,000	142,471
	Toa Corp.	6,700	39,977
	Toa Corp.	6,900	133,668
	TOA ROAD Corp.	2,300	108,594
	Toagosei Co. Ltd.	40,900	371,165
	Toba, Inc.	400	8,768
	Tobishima Corp.	12,310	99,399
	Tobu Railway Co. Ltd.	14,900	349,600
	TOC Co. Ltd.	17,900	93,813
	Tocalo Co. Ltd.	36,300	347,734
	Tochigi Bank Ltd.	50,000	118,181
	Toda Corp.	66,300	361,632
*	Toda Kogyo Corp.	1,600	31,719
	Toei Animation Co. Ltd.	700	69,779
	Toei Co. Ltd.	900	118,989
	Toell Co. Ltd.	1,900	11,036
	Toenec Corp.	3,700	98,334
	Togami Electric Manufacturing Co. Ltd.	999	13,604
	Toho Bank Ltd.	68,100	126,412
	Toho Co. Ltd.	3,000	110,800
	Toho Co. Ltd.	2,400	29,887
	Toho Gas Co. Ltd.	10,800	211,807
	Toho Holdings Co. Ltd.	20,200	329,912
	Toho Titanium Co. Ltd.	11,900	222,087

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Zinc Co. Ltd.	6,400	$107,417
	Tohoku Bank Ltd.	4,300	34,037
	Tohoku Electric Power Co., Inc.	64,200	345,300
	Tohoku Steel Co. Ltd.	1,200	16,752
	Tohokushinsha Film Corp.	4,700	24,097
	Tokai Carbon Co. Ltd.	57,100	492,638
	Tokai Corp.	7,500	112,860
	TOKAI Holdings Corp.	56,900	379,557
	Tokai Rika Co. Ltd.	23,300	270,457
	Tokai Tokyo Financial Holdings, Inc.	87,600	255,328
	Token Corp.	2,200	133,047
	Tokio Marine Holdings, Inc.	66,200	1,386,539
	Tokushu Tokai Paper Co. Ltd.	3,700	82,907
	Tokuyama Corp.	27,977	409,295
	Tokyo Century Corp.	14,200	499,288
*	Tokyo Electric Power Co. Holdings, Inc.	154,700	579,319
	Tokyo Electron Device Ltd.	3,000	176,208
	Tokyo Electron Ltd.	10,000	3,495,242
	Tokyo Energy & Systems, Inc.	10,400	76,011
	Tokyo Gas Co. Ltd.	29,700	621,909
	Tokyo Individualized Educational Institute, Inc.	9,400	39,283
	Tokyo Keiki, Inc.	4,900	49,318
	Tokyo Kiraboshi Financial Group, Inc.	10,800	244,173
	Tokyo Ohka Kogyo Co. Ltd.	5,100	251,361
	Tokyo Printing Ink Manufacturing Co. Ltd.	500	11,279
	Tokyo Rakutenchi Co. Ltd.	1,300	41,738
	Tokyo Rope Manufacturing Co. Ltd.	1,300	10,473
	Tokyo Sangyo Co. Ltd.	7,700	45,847
	Tokyo Seimitsu Co. Ltd.	13,500	464,803
	Tokyo Steel Manufacturing Co. Ltd.	16,900	183,878
	Tokyo Tatemono Co. Ltd.	59,500	737,652
	Tokyo Tekko Co. Ltd.	4,000	52,209
	Tokyo Theatres Co., Inc.	3,400	29,385
	Tokyotokeiba Co. Ltd.	5,200	155,016
	Tokyu Construction Co. Ltd.	30,600	155,740
	Tokyu Corp.	38,300	492,514
	Tokyu Fudosan Holdings Corp.	190,000	964,104
	Toli Corp.	17,400	30,557
	Tomato Bank Ltd.	3,000	24,520
	Tomen Devices Corp.	1,300	61,229
	Tomoe Corp.	9,200	29,412
	Tomoe Engineering Co. Ltd.	3,200	60,853
	Tomoku Co. Ltd.	4,500	58,390
	TOMONY Holdings, Inc.	66,600	204,556
	Tomy Co. Ltd.	38,521	380,175
	Tonami Holdings Co. Ltd.	2,400	67,966
	Topcon Corp.	33,800	440,466
	Toppan, Inc.	34,520	556,192
	Topre Corp.	14,500	141,447
	Topy Industries Ltd.	6,000	77,374
	Toray Industries, Inc.	248,900	1,529,254
	Torex Semiconductor Ltd.	1,400	29,307
	Toridoll Holdings Corp.	23,600	511,953
	Torigoe Co. Ltd.	6,600	29,815
	Torii Pharmaceutical Co. Ltd.	5,200	124,598
	Torishima Pump Manufacturing Co. Ltd.	8,500	99,471
	Tosei Corp.	11,100	126,727
	Toshiba Corp.	15,900	546,112
	Toshiba TEC Corp.	10,800	307,326

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosoh Corp.	67,400	$881,822
	Totech Corp.	1,300	36,520
	Totetsu Kogyo Co. Ltd.	8,800	181,907
	TOTO Ltd.	10,099	392,476
	Tottori Bank Ltd.	4,100	38,807
	Toukei Computer Co. Ltd.	500	20,746
	Tow Co. Ltd.	17,200	38,849
	Towa Bank Ltd.	14,000	66,973
	Towa Corp.	7,000	104,325
	Towa Pharmaceutical Co. Ltd.	16,200	255,773
	Toyo Construction Co. Ltd.	45,200	297,007
	Toyo Corp.	9,100	94,007
	Toyo Denki Seizo KK	3,000	20,252
*	Toyo Engineering Corp.	12,100	57,146
	Toyo Gosei Co. Ltd.	1,700	121,338
	Toyo Ink SC Holdings Co. Ltd.	14,300	205,401
	Toyo Kanetsu KK	3,400	70,028
	Toyo Logistics Co. Ltd.	10,200	22,009
	Toyo Machinery & Metal Co. Ltd.	6,400	27,613
	Toyo Securities Co. Ltd.	30,100	64,125
	Toyo Seikan Group Holdings Ltd.	32,100	416,686
	Toyo Suisan Kaisha Ltd.	5,100	210,736
	Toyo Tanso Co. Ltd.	4,900	156,496
	Toyo Tire Corp.	49,400	590,995
	Toyo Wharf & Warehouse Co. Ltd.	2,300	23,401
	Toyobo Co. Ltd.	54,300	432,267
	Toyoda Gosei Co. Ltd.	16,700	277,288
	Toyota Boshoku Corp.	32,500	482,036
	Toyota Industries Corp.	8,100	493,068
	Toyota Motor Corp., Sponsored ADR	1,631	239,936
	Toyota Motor Corp.	862,315	12,663,710
	Toyota Tsusho Corp.	41,900	1,774,136
	TPR Co. Ltd.	10,600	107,483
	Traders Holdings Co. Ltd.	4,960	15,979
	Trancom Co. Ltd.	4,600	263,568
	Transaction Co. Ltd.	2,000	23,865
	Transcosmos, Inc.	1,000	26,106
	TRE Holdings Corp.	8,352	94,115
	Treasure Factory Co. Ltd.	1,500	26,195
*	Trend Micro, Inc.	17,500	866,495
	Trenders, Inc.	1,800	25,827
	Tri Chemical Laboratories, Inc.	3,400	61,741
	Trinity Industrial Corp.	2,000	10,218
	Trusco Nakayama Corp.	12,400	203,152
	TS Tech Co. Ltd.	26,614	331,523
	TSI Holdings Co. Ltd.	27,900	112,612
	Tsubaki Nakashima Co. Ltd.	18,800	164,888
	Tsubakimoto Chain Co.	12,200	292,052
	Tsubakimoto Kogyo Co. Ltd.	1,700	54,012
	Tsugami Corp.	12,200	135,058
	Tsukada Global Holdings, Inc.	9,500	27,778
	Tsukishima Kikai Co. Ltd.	11,200	86,689
	Tsukuba Bank Ltd.	37,600	70,994
	Tsumura & Co.	11,000	235,203
	Tsuruha Holdings, Inc.	10,800	795,178
	Tsurumi Manufacturing Co. Ltd.	7,600	117,330
	Tsutsumi Jewelry Co. Ltd.	2,700	39,837
	Tsuzuki Denki Co. Ltd.	1,500	15,324
	TV Asahi Holdings Corp.	11,400	117,979

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tv Tokyo Holdings Corp.	2,700	$40,769
	TYK Corp.	8,500	18,796
	UACJ Corp.	16,100	302,300
	UBE Corp.	44,500	697,999
	Ubicom Holdings, Inc.	1,500	26,649
	Uchida Yoko Co. Ltd.	2,500	90,832
	ULS Group, Inc.	700	20,400
	Ultrafabrics Holdings Co. Ltd.	800	22,826
	Ulvac, Inc.	11,000	514,602
	Unicharm Corp.	9,800	373,827
	Union Tool Co.	2,700	71,238
	Unipres Corp.	15,023	89,855
	United Super Markets Holdings, Inc.	22,700	198,235
	UNITED, Inc.	5,100	48,642
*	Unitika Ltd.	25,100	47,343
*	Universal Entertainment Corp.	8,600	163,487
	Urbanet Corp. Co. Ltd.	8,600	20,304
	Usen-Next Holdings Co. Ltd.	5,200	88,319
	User Local, Inc.	1,000	9,687
	Ushio, Inc.	38,400	514,735
	USS Co. Ltd.	36,500	600,358
	UT Group Co. Ltd.	10,000	203,698
*	UUUM Co. Ltd.	2,200	13,902
	V Technology Co. Ltd.	3,500	72,498
	Valor Holdings Co. Ltd.	20,000	288,220
	Valqua Ltd.	5,600	138,128
	Value HR Co. Ltd.	4,300	57,251
	ValueCommerce Co. Ltd.	5,400	74,090
	Valuence Holdings, Inc.	2,000	31,504
#	V-Cube, Inc.	6,000	33,993
	Vector, Inc.	10,300	101,700
	Vertex Corp.	11,820	124,615
*	Village Vanguard Co. Ltd.	1,700	13,602
*	Visional, Inc.	600	43,475
	Vital KSK Holdings, Inc.	19,000	122,445
	VT Holdings Co. Ltd.	47,400	182,483
	Wacoal Holdings Corp.	15,100	283,889
	Wacom Co. Ltd.	55,500	274,092
	Wakachiku Construction Co. Ltd.	5,600	130,836
	Wakita & Co. Ltd.	15,800	147,378
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	86,458
	Waseda Academy Co. Ltd.	1,400	12,323
	Watahan & Co. Ltd.	7,600	82,335
	Watts Co. Ltd.	4,800	25,455
	Wavelock Holdings Co. Ltd.	2,200	10,639
	WDB Holdings Co. Ltd.	2,700	44,679
	Weathernews, Inc.	1,500	81,693
	Welcia Holdings Co. Ltd.	17,200	384,431
	Wellneo Sugar Co. Ltd.	5,700	72,937
	Wellnet Corp.	4,000	18,521
	West Holdings Corp.	9,350	280,365
	West Japan Railway Co.	16,100	674,244
	Will Group, Inc.	6,900	65,175
	WingArc1st, Inc.	4,700	71,418
	WIN-Partners Co. Ltd.	4,000	30,700
	Wood One Co. Ltd.	3,200	22,895
	Workman Co. Ltd.	3,600	146,793
	World Co. Ltd.	3,600	37,555
	World Holdings Co. Ltd.	2,400	48,089

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wowow, Inc.	2,600	$24,969
	Xebio Holdings Co. Ltd.	10,100	72,081
	YAC Holdings Co. Ltd.	2,400	37,585
	Yachiyo Industry Co. Ltd.	2,600	24,823
	Yagi & Co. Ltd.	1,400	12,688
	Yahagi Construction Co. Ltd.	10,400	63,674
	Yaizu Suisankagaku Industry Co. Ltd.	2,800	17,551
	Yakult Honsha Co. Ltd.	5,700	406,911
	YAKUODO Holdings Co. Ltd.	3,300	65,892
	YAMABIKO Corp.	14,000	122,576
	YAMADA Consulting Group Co. Ltd.	4,000	36,086
	Yamada Holdings Co. Ltd.	209,128	759,337
	Yamae Group Holdings Co. Ltd.	1,100	12,301
	Yamagata Bank Ltd.	9,700	95,746
	Yamaguchi Financial Group, Inc.	77,100	533,251
	Yamaha Corp.	6,200	241,081
	Yamaha Motor Co. Ltd.	72,000	1,773,409
	Yamaichi Electronics Co. Ltd.	10,400	145,491
#	YA-MAN Ltd.	8,700	91,493
	Yamanashi Chuo Bank Ltd.	11,800	111,073
	Yamashina Corp.	25,000	12,314
	Yamatane Corp.	3,800	48,671
	Yamato Corp.	7,100	41,069
	Yamato Holdings Co. Ltd.	27,000	472,417
	Yamato Kogyo Co. Ltd.	15,800	598,846
	Yamaura Corp.	2,400	19,342
	Yamaya Corp.	1,800	35,611
	Yamazaki Baking Co. Ltd.	35,300	413,000
	Yamazawa Co. Ltd.	1,300	13,690
	Yamazen Corp.	14,200	116,314
	Yaoko Co. Ltd.	6,800	354,989
	Yashima Denki Co. Ltd.	5,500	45,624
	Yaskawa Electric Corp.	16,200	633,243
	Yasuda Logistics Corp.	6,700	49,344
	Yellow Hat Ltd.	14,400	197,424
	Yodogawa Steel Works Ltd.	8,700	185,378
	Yokogawa Bridge Holdings Corp.	11,600	179,045
	Yokogawa Electric Corp.	11,600	203,691
	Yokohama Rubber Co. Ltd.	61,400	1,008,731
	Yokorei Co. Ltd.	18,200	153,293
	Yokowo Co. Ltd.	8,200	141,827
	Yomeishu Seizo Co. Ltd.	1,700	23,990
	Yondenko Corp.	3,400	47,814
	Yondoshi Holdings, Inc.	4,600	63,561
	Yonex Co. Ltd.	2,900	28,361
	Yorozu Corp.	5,700	32,172
	Yoshinoya Holdings Co. Ltd.	13,900	254,893
	Yotai Refractories Co. Ltd.	6,300	74,043
	Yuasa Trading Co. Ltd.	7,100	202,316
	Yuken Kogyo Co. Ltd.	1,100	15,881
	Yukiguni Maitake Co. Ltd.	6,100	49,269
	Yurtec Corp.	15,000	88,352
	Yushiro Chemical Industry Co. Ltd.	3,700	22,291
	Z Holdings Corp.	98,700	287,189
	Zaoh Co. Ltd.	2,500	36,127
	Zenitaka Corp.	1,000	21,196
	Zenkoku Hosho Co. Ltd.	15,900	619,269
	Zenrin Co. Ltd.	12,400	77,086
	Zensho Holdings Co. Ltd.	21,377	545,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	37,000	$363,951
	ZERIA Pharmaceutical Co. Ltd.	2,900	48,409
	ZIGExN Co. Ltd.	14,100	41,347
	ZOZO, Inc.	23,100	598,826
	Zuiko Corp.	4,400	30,083
TOTAL JAPAN			541,826,468
KUWAIT — (0.0%)
	National Bank of Kuwait SAKP	538	1,933
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd, Class B	134,004	64,350
	Aeon Co. M Bhd	145,400	46,105
#	AEON Credit Service M Bhd	49,149	145,606
	AFFIN Bank Bhd	152,742	76,032
	Alliance Bank Malaysia Bhd	373,600	314,872
	Allianz Malaysia Bhd	20,500	66,767
	AME Elite Consortium Bhd	24,500	7,415
	AMMB Holdings Bhd	421,600	404,082
*	Ancom Nylex Bhd	140,100	39,514
	Ann Joo Resources Bhd	54,500	18,356
	Astro Malaysia Holdings Bhd	149,400	21,569
	Axiata Group Bhd	277,490	197,695
	Batu Kawan Bhd	10,900	58,327
*	Berjaya Assets Bhd	176,800	12,443
#*	Berjaya Corp. Bhd	1,184,701	90,414
	Berjaya Food Bhd	57,500	14,601
*	Berjaya Land Bhd	333,000	21,096
*	Bermaz Auto Bhd	252,400	128,576
	BIMB Holdings Bhd	158,100	90,833
*	Boustead Holdings Bhd	233,200	36,733
#	Boustead Plantations Bhd	196,420	30,210
	British American Tobacco Malaysia Bhd	38,700	114,983
*	Bumi Armada Bhd	871,200	118,150
	Bursa Malaysia Bhd	196,350	309,014
	Cahya Mata Sarawak Bhd	221,400	63,006
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	222,692
	CB Industrial Product Holding Bhd	88,300	22,612
	CIMB Group Holdings Bhd	393,441	531,402
*	Coastal Contracts Bhd	61,100	35,965
*	Comfort Glove Bhd	111,300	11,906
#	CSC Steel Holdings Bhd	48,500	13,785
	D&O Green Technologies Bhd	135,400	151,258
	Dayang Enterprise Holdings Bhd	125,400	43,469
	Dialog Group Bhd	189,000	115,579
	DiGi.Com Bhd	267,300	264,360
	DRB-Hicom Bhd	381,000	157,619
	Dufu Technology Corp. Bhd	73,700	39,011
#	Duopharma Biotech Bhd	163,312	62,966
	Dutch Lady Milk Industries Bhd	4,500	31,373
	Eco World Development Group Bhd	443,900	72,068
#*	Eco World International Bhd	84,700	9,163
*	Ecofirst Consolidated Bhd	110,800	9,496
*	Ekovest Bhd	528,900	50,987
	Evergreen Fibreboard Bhd	203,400	18,906
	FGV Holdings Bhd	173,400	54,509
	Formosa Prosonic Industries Bhd	55,700	45,223
	Fraser & Neave Holdings Bhd	24,500	142,744
	Frontken Corp. Bhd	307,150	239,481

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Gadang Holdings Bhd	266,950	$21,619
	Gamuda Bhd	364,087	335,212
	Gas Malaysia Bhd	64,000	49,726
*	Genetec Technology Bhd	41,400	26,090
	Genting Bhd	329,300	383,255
	Genting Malaysia Bhd	356,100	237,751
	Genting Plantations Bhd	66,600	94,854
	George Kent Malaysia Bhd	206,750	26,932
	Globetronics Technology Bhd	172,866	46,852
#*	Greatech Technology Bhd	48,900	59,151
	Guan Chong Bhd	91,800	59,328
	Hai-O Enterprise Bhd	74,042	23,618
	HAP Seng Consolidated Bhd	38,800	67,380
	Hap Seng Plantations Holdings Bhd	48,500	21,828
	Hartalega Holdings Bhd	534,400	202,412
	Heineken Malaysia Bhd	36,100	237,247
	Hengyuan Refining Co. Bhd	64,400	57,156
#	Hextar Global Bhd	32,900	17,718
	Hiap Teck Venture Bhd	410,500	32,863
#	Hibiscus Petroleum Bhd	455,000	122,919
	Hong Leong Bank Bhd	22,580	108,777
	Hong Leong Financial Group Bhd	40,078	173,913
	Hong Leong Industries Bhd	19,300	40,127
#*	Hong Seng Consolidated Bhd	339,200	15,997
	Hup Seng Industries Bhd	13,200	2,167
	IHH Healthcare Bhd	42,600	59,228
	IJM Corp. Bhd	910,500	333,527
	Inari Amertron Bhd	454,725	278,698
	IOI Corp. Bhd	236,300	212,036
	IOI Properties Group Bhd	379,625	98,013
*	Iris Corp. Bhd	500,000	14,730
*	JAKS Resources Bhd	570,179	33,560
	Jaya Tiasa Holdings Bhd	210,000	30,630
#*	JHM Consolidation Bhd	26,200	5,274
	Kelington Group Bhd	200	73
	Kenanga Investment Bank Bhd	38,300	8,492
	Kerjaya Prospek Group Bhd	105,989	30,130
	Kim Loong Resources Bhd	56,200	23,590
	Kobay Technology Bhd	20,200	14,450
	Kossan Rubber Industries Bhd	371,400	91,658
	KPJ Healthcare Bhd	463,600	112,063
	Kretam Holdings Bhd	69,600	9,814
*	KSL Holdings Bhd	135,319	26,054
	Kuala Lumpur Kepong Bhd	80,311	404,022
	Lagenda Properties Bhd	38,700	11,188
	Land & General Bhd	399,300	10,338
	LBS Bina Group Bhd	262,835	26,267
#*	Leong Hup International Bhd	180,500	20,980
	Lii Hen Industries Bhd	222,900	44,978
#Ω	Lotte Chemical Titan Holding Bhd	126,663	46,699
	LPI Capital Bhd	40,440	122,359
	Magni-Tech Industries Bhd	146,900	63,811
	Magnum Bhd	228,815	71,464
	Mah Sing Group Bhd	553,875	78,754
	Malakoff Corp. Bhd	364,600	59,073
	Malayan Banking Bhd	226,797	465,158
	Malayan Flour Mills Bhd	308,600	60,156
*	Malaysia Airports Holdings Bhd	178,400	295,729
	Malaysia Building Society Bhd	768,932	109,333

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malaysia Smelting Corp. Bhd	35,400	$17,702
	Malaysian Pacific Industries Bhd	14,500	114,055
	Malaysian Resources Corp. Bhd	666,920	51,818
	Matrix Concepts Holdings Bhd	306,799	112,301
#	Maxis Bhd	156,200	145,303
	MBM Resources Bhd	57,700	47,245
	Media Prima Bhd	132,900	14,523
	Mega First Corp. Bhd	161,400	134,950
#	Mi Technovation Bhd	73,500	25,282
	MISC Bhd	77,800	133,627
	MKH Bhd	100,700	29,558
	MNRB Holdings Bhd	182,774	39,468
Ω	MR DIY Group M Bhd	109,100	48,732
	Muda Holdings Bhd	76,500	32,322
*	Muhibbah Engineering M Bhd	185,600	30,752
	My EG Services Bhd	909,584	194,901
	Nestle Malaysia Bhd	4,900	155,336
	Nylex Malaysia Bhd	2,335	300
#	OCK Group Bhd	171,300	16,325
	Oriental Holdings Bhd	106,800	173,457
	OSK Holdings Bhd	472,550	110,881
#	PA Resources Bhd	104,500	8,364
	Padini Holdings Bhd	116,700	100,002
	Panasonic Manufacturing Malaysia Bhd	2,400	13,001
	Pantech Group Holdings Bhd	131,400	25,642
	Paramount Corp. Bhd	146,300	26,084
	Perak Transit Bhd	67,100	19,381
	Petron Malaysia Refining & Marketing Bhd	39,200	42,080
	Petronas Chemicals Group Bhd	115,700	227,054
	Petronas Dagangan Bhd	29,500	150,845
	Petronas Gas Bhd	43,200	170,514
	Pharmaniaga Bhd	84,800	10,452
	PIE Industrial Bhd	20,300	14,704
	PMB Technology Bhd	15,900	15,831
*	Pos Malaysia Bhd	91,600	12,795
	PPB Group Bhd	69,820	288,317
	Press Metal Aluminium Holdings Bhd	291,100	355,073
	Public Bank Bhd	995,900	991,336
	QL Resources Bhd	168,925	232,432
	Ranhill Utilities Bhd	92,569	11,198
	RCE Capital Bhd	33,000	14,248
*	Revenue Group Bhd	71,400	9,511
	RHB Bank Bhd	203,596	274,848
	Sam Engineering & Equipment M Bhd	40,400	47,286
*	Sapura Energy Bhd	2,931,800	34,272
	Sarawak Oil Palms Bhd	100,150	62,358
	Scientex Bhd	303,600	251,713
*	Shangri-La Hotels Malaysia Bhd	17,500	13,627
	Sime Darby Bhd	681,970	370,353
	Sime Darby Plantation Bhd	255,836	260,116
	Sime Darby Property Bhd	637,170	73,405
	SKP Resources Bhd	364,749	145,011
	SP Setia Bhd Group	440,579	72,124
	Sports Toto Bhd	352,581	133,229
*††	Sumatec Resources Bhd	822,800	0
#	Sunway Bhd	412,654	156,059
#	Sunway Construction Group Bhd	116,690	44,703
	Supermax Corp. Bhd	307,665	58,622
	Syarikat Takaful Malaysia Keluarga Bhd	145,111	123,967

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ta Ann Holdings Bhd	86,480	$69,222
	Taliworks Corp. Bhd	68,666	13,847
#	TASCO Bhd	73,400	15,961
	Telekom Malaysia Bhd	141,312	173,352
	Tenaga Nasional Bhd	135,900	300,312
	Thong Guan Industries Bhd	59,400	33,669
	TIME dotCom Bhd	229,800	283,677
	Top Glove Corp. Bhd	1,502,300	293,594
*	Tropicana Corp. Bhd	206,616	65,492
	TSH Resources Bhd	142,000	37,005
	Uchi Technologies Bhd	83,700	62,129
	UEM Edgenta Bhd	74,800	18,437
#*	UEM Sunrise Bhd	165,200	10,510
	UMW Holdings Bhd	112,400	97,635
	Unisem M Bhd	81,100	60,464
	United Plantations Bhd	17,100	62,194
#	UOA Development Bhd	292,019	115,033
	UWC Bhd	68,300	65,519
*	Velesto Energy Bhd	1,107,073	60,123
	ViTrox Corp. Bhd	86,000	158,946
	VS Industry Bhd	566,100	129,299
#	WCT Holdings Bhd	364,227	37,279
#	Wellcall Holdings Bhd	53,700	14,632
	Westports Holdings Bhd	170,000	150,545
	Yinson Holdings Bhd	384,999	243,039
*	YNH Property Bhd	124,837	128,648
	YTL Corp. Bhd	1,268,650	168,437
	YTL Power International Bhd	249,587	43,092
TOTAL MALAYSIA			19,976,031
MEXICO — (0.8%)
#*	ALEATICA SAB de CV	5,854	10,725
	Alfa SAB de CV, Class A	1,784,541	1,291,697
	Alpek SAB de CV	245,078	386,934
*	Alsea SAB de CV	251,622	601,578
	America Movil SAB de CV	1,780,639	1,859,078
#	America Movil SAB de CV, Sponsored ADR, Class L	28,021	586,479
	Arca Continental SAB de CV	42,957	378,915
*	Axtel SAB de CV	499,613	38,737
Ω	Banco del Bajio SA	206,877	831,002
	Becle SAB de CV	13,868	33,612
	Bolsa Mexicana de Valores SAB de CV	105,547	229,193
*	Cemex SAB de CV	2,131,083	1,133,982
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	60,944
	Coca-Cola Femsa SAB de CV	32,646	248,384
	Consorcio ARA SAB de CV	330,697	73,408
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	45,938
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	132,904	148,569
	Corp. Inmobiliaria Vesta SAB de CV	99,992	272,196
	El Puerto de Liverpool SAB de CV, Class C1	35,062	222,376
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV	71,227	623,626
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	23,443
	GCC SAB de CV	43,340	343,995
	Genomma Lab Internacional SAB de CV, Class B	352,628	332,956
	Gentera SAB de CV	298,389	364,142
	Gruma SAB de CV, Class B	72,377	1,049,727
	Grupo Aeroportuario del Centro Norte SAB de CV	68,402	624,937
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,067	356,702

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,910	$377,370
	Grupo Aeroportuario del Sureste SAB de CV, ADR	477	129,744
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	302,607
	Grupo Bimbo SAB de CV, Class A	187,173	929,280
	Grupo Carso SAB de CV	83,461	418,845
	Grupo Comercial Chedraui SA de CV	125,047	615,988
	Grupo Elektra SAB de CV	8,486	465,118
	Grupo Financiero Banorte SAB de CV, Class O	254,770	2,110,622
*	Grupo Financiero Inbursa SAB de CV, Class O	382,687	825,509
	Grupo Herdez SAB de CV	59,113	143,117
*	Grupo Hotelero Santa Fe SAB de CV	60,872	13,642
	Grupo Industrial Saltillo SAB de CV	7,630	12,723
	Grupo Mexico SAB de CV, Class B	477,697	2,124,592
	Grupo Rotoplas SAB de CV	55,686	83,926
*	Grupo Simec SAB de CV, Class B	33,392	381,258
	Grupo Televisa SAB, Sponsored ADR	37,996	233,675
	Grupo Televisa SAB	421,281	515,457
#*Ω	Grupo Traxion SAB de CV	22,758	41,925
*	Hoteles City Express SAB de CV	142,020	58,526
*	Industrias CH SAB de CV, Class B	74,924	887,287
*	Industrias Penoles SAB de CV	45,293	640,267
	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	609,775
#	La Comer SAB de CV	254,370	558,708
	Megacable Holdings SAB de CV	250,576	787,903
#*	Minera Frisco SAB de CV, Class A1	307,440	49,307
*Ω	Nemak SAB de CV	842,606	270,719
	Operadora de Sites Mexicanos SA de CV, Class A	298,134	314,909
	Orbia Advance Corp. SAB de CV	411,643	820,204
*	Organizacion Cultiba SAB de CV	15,310	9,139
	Organizacion Soriana SAB de CV, Class B	50,685	82,230
	Promotora y Operadora de Infraestructura SAB de CV	65,533	639,582
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,373	29,532
#	Qualitas Controladora SAB de CV	54,504	301,081
	Regional SAB de CV	99,042	857,009
#*	Sitios Latinoamerica SAB de CV	89,032	40,992
*	Vista Energy SAB de CV, ADR	3,177	50,514
	Vitro SAB de CV, Class A	28,118	29,864
	Wal-Mart de Mexico SAB de CV	194,783	760,802
TOTAL MEXICO			29,697,023
NETHERLANDS — (2.2%)
	Aalberts NV	40,115	1,896,740
Ω	ABN AMRO Bank NV, CVA	83,970	1,393,696
	Acomo NV	6,867	146,900
*Ω	Adyen NV	477	721,180
	Aegon NV	520,083	2,868,669
	Aegon NV, Class NY	32,148	176,171
	Akzo Nobel NV	37,432	2,788,171
*Ω	Alfen NV	1,425	132,209
	AMG Advanced Metallurgical Group NV	5,233	204,415
	APERAM SA	19,742	779,086
	Arcadis NV	30,386	1,319,375
	ArcelorMittal SA	71,851	2,229,028
	ArcelorMittal SA	44,628	1,380,790
	ASM International NV	4,528	1,531,397
	ASML Holding NV	4,870	3,222,224
	ASML Holding NV	20,610	13,619,912
	ASR Nederland NV	49,610	2,348,115
*	Avantium NV	4,576	23,442

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
Ω	B&S Group Sarl	3,754	$20,661
#*Ω	Basic-Fit NV	9,472	311,243
	BE Semiconductor Industries NV	34,016	2,433,040
	Beter Bed Holding NV	7,231	24,580
	Brunel International NV	5,294	60,489
	Coca-Cola Europacific Partners PLC	33,278	1,863,141
	Corbion NV	16,974	653,177
Ω	CTP NV	4,325	62,465
	Flow Traders Ltd.	12,372	318,370
	ForFarmers NV	13,915	46,915
*	Fugro NV	25,149	334,880
	Heijmans NV, CVA	13,606	165,041
	Heineken NV	15,108	1,509,877
	IMCD NV	11,750	1,862,749
	ING Groep NV, Sponsored ADR	6,500	93,795
	ING Groep NV	196,229	2,841,447
	JDE Peet's NV	11,413	342,081
	Kendrion NV	7,605	137,738
	Koninklijke Ahold Delhaize NV	211,258	6,305,402
*	Koninklijke BAM Groep NV	128,215	326,770
	Koninklijke DSM NV	15,671	2,015,322
	Koninklijke KPN NV	859,153	2,937,309
	Koninklijke Philips NV	49,636	856,988
	Koninklijke Philips NV	26,905	460,614
	Koninklijke Vopak NV	28,028	844,500
*Ω	Lucas Bols NV	3,091	35,863
	Nedap NV	2,486	162,298
	NN Group NV	45,815	1,990,574
*	OCI NV	24,350	828,885
	Ordina NV	39,907	181,229
*	Pharming Group NV	41,896	58,108
	PostNL NV	162,999	341,288
	Prosus NV	27,286	2,199,288
	Randstad NV	31,796	2,038,071
	SBM Offshore NV	58,977	927,180
#	SIF Holding NV	4,117	50,027
Ω	Signify NV	62,789	2,273,301
	Sligro Food Group NV	9,932	190,874
	TKH Group NV	18,479	838,673
#*	TomTom NV	29,599	210,364
	Universal Music Group NV	44,001	1,124,770
	Van Lanschot Kempen NV	7,042	202,626
	Wolters Kluwer NV	44,970	4,902,765
TOTAL NETHERLANDS			82,166,298
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	56,181	269,446
*	Air New Zealand Ltd.	594,425	298,849
	Arvida Group Ltd.	134,590	101,099
*	Auckland International Airport Ltd.	50,073	275,579
*	Channel Infrastructure NZ Ltd.	73,105	69,159
	Chorus Ltd.	208,812	1,130,016
	Contact Energy Ltd.	26,344	132,488
	EBOS Group Ltd.	15,288	426,181
	Fisher & Paykel Healthcare Corp. Ltd.	26,629	437,013
	Fletcher Building Ltd.	181,260	597,007
	Fonterra Co-operative Group Ltd.	17,724	37,060
	Freightways Ltd.	48,255	297,327
#	Genesis Energy Ltd.	108,440	201,025

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Gentrack Group Ltd.	12,157	$22,650
	Hallenstein Glasson Holdings Ltd.	20,188	73,195
	Heartland Group Holdings Ltd.	273,904	320,989
	Infratil Ltd.	64,994	374,173
#	Investore Property Ltd.	56,506	55,915
	KMD Brands Ltd.	197,467	135,716
	Mainfreight Ltd.	11,072	512,466
#	Manawa Energy Ltd.	10,678	37,919
	Mercury NZ Ltd.	35,134	136,494
#	Meridian Energy Ltd.	57,234	197,812
	Napier Port Holdings Ltd.	14,348	27,283
	NZME Ltd.	54,459	40,919
	NZX Ltd.	109,439	88,007
	Oceania Healthcare Ltd.	157,008	90,651
	PGG Wrightson Ltd.	9,986	28,817
#	Port of Tauranga Ltd.	37,905	154,035
*	Pushpay Holdings Ltd.	122,745	102,941
*	Rakon Ltd.	27,401	18,160
	Restaurant Brands New Zealand Ltd.	8,398	34,531
	Ryman Healthcare Ltd.	34,826	155,538
	Sanford Ltd.	20,591	55,287
	Scales Corp. Ltd.	41,528	114,077
*	Serko Ltd.	3,631	5,988
	Skellerup Holdings Ltd.	53,156	183,588
	SKY Network Television Ltd.	42,420	66,476
*	SKYCITY Entertainment Group Ltd.	287,887	468,389
	Spark New Zealand Ltd.	169,434	571,287
	Steel & Tube Holdings Ltd.	32,029	27,344
	Summerset Group Holdings Ltd.	102,578	649,620
*	Synlait Milk Ltd.	25,571	57,921
*	Tourism Holdings Ltd.	45,253	115,135
	TOWER Ltd.	80,898	34,805
	Turners Automotive Group Ltd.	21,827	46,635
	Vector Ltd.	21,306	58,661
*	Vista Group International Ltd.	32,932	30,972
	Warehouse Group Ltd.	33,171	55,845
TOTAL NEW ZEALAND			9,422,490
NORWAY — (0.6%)
#*	2020 Bulkers Ltd.	3,440	33,828
	ABG Sundal Collier Holding ASA	215,471	140,860
*	Adevinta ASA	13,817	118,451
	AF Gruppen ASA	7,537	107,585
*	Akastor ASA	63,364	67,912
	Aker ASA, Class A	492	35,575
	Aker BP ASA	33,368	1,016,447
	Aker Solutions ASA	53,743	212,459
	AMSC ASA	18,446	81,306
*	ArcticZymes Technologies ASA	2,851	12,548
	Arendals Fossekompani AS	161	4,256
*	Asetek AS	4,587	6,368
	Atea ASA	33,779	381,019
	Austevoll Seafood ASA	32,829	325,225
#*	Axactor ASA	73,469	41,926
	B2Holding ASA	75,199	57,467
	Bakkafrost P/F	4,236	262,850
	Belships ASA	25,453	45,087
	Bonheur ASA	7,118	190,370
*	Borr Drilling Ltd.	6,454	38,401

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Borregaard ASA	30,430	$469,146
	Bouvet ASA	15,979	94,471
*	BW Energy Ltd.	30,171	84,767
Ω	BW LPG Ltd.	35,590	294,552
	BW Offshore Ltd.	55,857	149,462
*	Cadeler AS	13,635	56,756
*	Carasent ASA	3,685	5,787
*	Cloudberry Clean Energy ASA	39,945	47,452
*Ω	Crayon Group Holding ASA	9,769	98,393
	DNB Bank ASA	62,118	1,161,580
	DNO ASA	251,133	309,824
Ω	Elkem ASA	79,130	280,294
	Elopak ASA	13,178	31,576
Ω	Entra ASA	3,424	40,499
	Equinor ASA	119,380	3,638,302
Ω	Europris ASA	64,160	413,357
	FLEX LNG Ltd.	10,606	327,745
#	Frontline PLC	22,423	308,974
*	Gaming Innovation Group, Inc.	18,285	46,968
	Gjensidige Forsikring ASA	5,341	95,996
	Golden Ocean Group Ltd.	43,078	412,114
	Grieg Seafood ASA	12,391	110,996
	Hafnia Ltd.	18,010	94,704
*	Hexagon Composites ASA	33,754	113,814
*	Kahoot! ASA	47,202	83,441
Ω	Kid ASA	7,283	54,644
	Kitron ASA	5,600	14,915
Ω	Klaveness Combination Carriers ASA	3,146	21,177
*	Komplett Bank ASA	9,331	5,043
*	Kongsberg Automotive ASA	129,804	33,899
	Kongsberg Gruppen ASA	2,529	100,684
	Leroy Seafood Group ASA	30,593	180,160
*	LINK Mobility Group Holding ASA	11,829	10,535
	Medistim ASA	1,310	28,887
#*	Meltwater NV	21,006	37,650
	Mowi ASA	13,112	242,463
*	MPC Container Ships ASA	98,333	156,522
Ω	Multiconsult ASA	2,180	29,064
*	Nekkar ASA	11,188	7,880
#*	NEL ASA	84,582	144,960
*	Nordic Semiconductor ASA	7,069	112,723
	Norsk Hydro ASA	179,350	1,454,142
*Ω	Norske Skog ASA	19,271	132,706
*	Norwegian Air Shuttle ASA	62,645	59,679
*	Norwegian Energy Co. ASA	6,882	283,202
*	NRC Group ASA	18,856	27,802
*	Odfjell Drilling Ltd.	40,392	107,751
*	Odfjell Technology Ltd.	6,732	24,442
	OKEA ASA	10,467	35,459
Ω	Okeanis Eco Tankers Corp.	3,832	69,195
	Olav Thon Eiendomsselskap ASA	4,209	74,485
	Orkla ASA	54,760	408,823
	Otello Corp. ASA	179	143
*	Panoro Energy ASA	3,175	9,446
	Pareto Bank ASA	9,659	51,952
*	Pexip Holding ASA	8,642	12,258
*	PGS ASA	184,626	159,124
*	PhotoCure ASA	1,570	17,050
	Protector Forsikring ASA	17,525	252,493

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	REC Silicon ASA	15,060	$21,459
#	Salmar ASA	2,037	94,733
	Sandnes Sparebank	1,120	10,520
Ω	Scatec ASA	24,416	199,141
	Schibsted ASA, Class A	8,264	180,476
	Schibsted ASA, Class B	10,769	225,125
*	Self Storage Group ASA	9,805	23,131
	Selvaag Bolig ASA	14,564	47,006
*Ω	Shelf Drilling Ltd.	48,537	144,933
	SpareBank 1 Helgeland	832	9,775
	Sparebank 1 Oestlandet	6,883	80,620
	SpareBank 1 Sorost-Norge	5,889	31,873
	SpareBank 1 SR-Bank ASA	38,094	441,673
	Sparebanken More	4,750	39,076
	Stolt-Nielsen Ltd.	13,146	345,646
	Storebrand ASA	94,180	819,890
	Subsea 7 SA	42,958	535,346
	Telenor ASA	44,916	470,208
	TGS ASA	40,861	676,549
	TOMRA Systems ASA	25,003	441,386
	Treasure ASA	17,251	31,854
	Veidekke ASA	38,542	397,965
*	Volue ASA	2,696	8,210
	Wallenius Wilhelmsen ASA	26,383	250,377
	Wilh Wilhelmsen Holding ASA, Class A	5,538	156,413
Ω	XXL ASA	48,138	17,865
	Yara International ASA	20,382	905,598
TOTAL NORWAY			22,919,116
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	1,707	4,632
#	Cementos Pacasmayo SAA, ADR	3,792	20,250
	Cia de Minas Buenaventura SAA, ADR	1,300	10,517
	Credicorp Ltd.	2,501	335,884
	Fossal SAA, ADR	3	6
	Intercorp Financial Services, Inc.	1,918	46,013
TOTAL PERU			417,302
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	29,275
	Aboitiz Equity Ventures, Inc.	177,420	185,226
	Aboitiz Power Corp.	87,300	57,945
	ACEN Corp.	470,793	60,565
	AllHome Corp.	214,100	9,624
	Alliance Global Group, Inc.	1,505,100	345,356
	Apex Mining Co., Inc.	1,093,000	39,825
*	Atlas Consolidated Mining & Development Corp.	152,800	12,355
	Ayala Corp.	12,195	158,594
	Ayala Land, Inc.	403,700	217,740
*	AyalaLand Logistics Holdings Corp.	457,000	25,305
	Bank of the Philippine Islands	239,806	461,748
	BDO Unibank, Inc.	365,079	823,412
*	Belle Corp.	1,052,000	26,220
*	Bloomberry Resorts Corp.	1,146,000	193,875
*	Cebu Air, Inc.	73,210	57,445
*Ω	CEMEX Holdings Philippines, Inc.	1,515,195	32,305
	Century Pacific Food, Inc.	312,700	147,769
	China Banking Corp.	339,992	178,371

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Converge Information & Communications Technology Solutions, Inc.	521,700	$167,598
	Cosco Capital, Inc.	809,000	69,501
	D&L Industries, Inc.	665,000	101,158
*	DITO CME Holdings Corp.	160,000	9,300
	DMCI Holdings, Inc.	1,428,200	288,346
	DoubleDragon Corp.	406,000	51,214
	East West Banking Corp.	277,950	37,002
*	Emperador, Inc.	330,100	123,935
	Filinvest Development Corp.	18,400	2,152
	Filinvest Land, Inc.	3,204,000	50,509
	First Gen Corp.	74,600	24,031
	First Philippine Holdings Corp.	115,830	133,715
	Ginebra San Miguel, Inc.	18,440	39,172
	Global Ferronickel Holdings, Inc.	452,574	20,732
*	Global-Estate Resorts, Inc.	897,000	15,287
	Globe Telecom, Inc.	5,499	203,915
	GT Capital Holdings, Inc.	26,928	251,891
*	Holcim Philippines, Inc.	73,200	5,525
*	Integrated Micro-Electronics, Inc.	251,445	24,431
	International Container Terminal Services, Inc.	49,870	189,583
	JG Summit Holdings, Inc.	207,966	204,556
	Jollibee Foods Corp.	59,760	260,744
	LT Group, Inc.	545,100	100,714
	Manila Electric Co.	16,880	86,843
	Manila Water Co., Inc.	335,200	120,991
*	Max's Group, Inc.	48,700	4,580
	Megaworld Corp.	2,469,600	95,995
	Metro Pacific Investments Corp.	2,183,500	161,653
	Metropolitan Bank & Trust Co.	283,216	297,559
	Nickel Asia Corp.	1,306,480	151,005
*	Petron Corp.	1,056,700	48,606
††	Philcomsat Holdings Corp.	23,889	26
	Philex Mining Corp.	319,400	17,077
*	Philippine National Bank	152,272	55,024
*	Phoenix Petroleum Philippines, Inc.	107,200	16,307
	Pilipinas Shell Petroleum Corp.	124,530	39,718
	PLDT, Inc., Sponsored ADR	839	21,478
	PLDT, Inc.	8,350	206,938
	Premium Leisure Corp.	2,062,000	19,640
	Puregold Price Club, Inc.	328,200	201,603
	Rizal Commercial Banking Corp.	104,115	44,682
	Robinsons Land Corp.	802,338	225,219
	Robinsons Retail Holdings, Inc.	94,480	100,741
	San Miguel Corp.	134,310	245,901
	San Miguel Food & Beverage, Inc.	99,120	83,896
	Security Bank Corp.	105,320	177,740
	Semirara Mining & Power Corp.	230,380	135,414
	Shakey's Pizza Asia Ventures, Inc.	84,300	12,973
	SM Investments Corp.	3,865	65,358
	SM Prime Holdings, Inc.	203,700	138,023
	Synergy Grid & Development Phils, Inc.	197,400	39,784
	Union Bank of the Philippines	55,714	98,704
	Universal Robina Corp.	153,300	387,265
	Vista Land & Lifescapes, Inc.	1,583,900	51,452
	Vistamalls, Inc.	88,000	4,998
	Wilcon Depot, Inc.	331,900	194,417
TOTAL PHILIPPINES			8,989,576

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (0.3%)
*	11 bit studios SA	90	$12,164
*	Alior Bank SA	34,611	314,485
*Ω	Allegro.eu SA	3,384	23,554
	Alumetal SA	1,574	26,889
	Amica SA	3,151	63,684
*	AmRest Holdings SE	17,374	82,197
	ASBISc Enterprises PLC	1,701	8,629
	Asseco Poland SA	14,277	251,257
	Auto Partner SA	12,524	43,889
	Bank Handlowy w Warszawie SA	6,622	123,921
*	Bank Millennium SA	166,877	198,644
*	Bank Ochrony Srodowiska SA	20,762	42,827
	Bank Polska Kasa Opieki SA	12,960	276,946
*	Benefit Systems SA	285	54,727
*	BNPP Bank Polska SA	455	5,572
	Boryszew SA	29,053	36,566
	Budimex SA	3,676	236,414
*	CCC SA	4,809	49,030
	CD Projekt SA	1,618	52,211
*	CI Games SA	23,337	15,139
	Ciech SA	16,074	178,388
	Cognor Holding SA	48,866	80,771
	ComArch SA	224	8,541
	Creepy Jar SA	71	13,928
	Cyfrowy Polsat SA	71,291	302,716
	Develia SA	98,398	59,633
*Ω	Dino Polska SA	2,811	254,662
	Dom Development SA	2,243	52,355
*	Enea SA	70,147	109,458
*	Eurocash SA	34,593	119,154
	Fabryki Mebli Forte SA	3,906	21,569
*	Famur SA	76,765	64,656
	Globe Trade Centre SA	30,781	43,916
*	Grupa Azoty SA	16,685	175,361
	Grupa Kety SA	2,876	331,987
	ING Bank Slaski SA	2,506	100,051
	Inter Cars SA	2,411	252,918
#*	Jastrzebska Spolka Weglowa SA	16,946	264,600
	Kernel Holding SA	23,478	100,270
	KGHM Polska Miedz SA	18,041	589,816
	KRUK SA	5,712	464,123
	LiveChat Software SA	3,677	107,096
	LPP SA	115	269,375
	Lubelski Wegiel Bogdanka SA	4,699	59,853
*	mBank SA	2,295	169,194
	Mirbud SA	9,481	12,776
	Mo-BRUK SA	592	39,767
	Neuca SA	492	70,965
	Orange Polska SA	102,086	164,806
*Ω	Pepco Group NV	9,416	91,321
*	PGE Polska Grupa Energetyczna SA	142,096	246,052
*	PKP Cargo SA	10,554	36,537
	PlayWay SA	126	11,866
*	Polimex-Mostostal SA	38,961	47,463
	Polski Koncern Naftowy Orlen SA	118,128	1,774,238
	Powszechna Kasa Oszczednosci Bank Polski SA	29,030	216,520
	Powszechny Zaklad Ubezpieczen SA	55,600	472,599
	Santander Bank Polska SA	1,795	119,335
	Stalexport Autostrady SA	30,531	20,969

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	408,376	$222,838
	Tim SA	2,794	21,857
	VRG SA	37,269	28,743
#	Warsaw Stock Exchange	7,044	61,325
*	Wawel SA	12	1,301
	Wirtualna Polska Holding SA	1,432	34,367
Ω	XTB SA	9,256	70,860
#*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	15,725
TOTAL POLAND			9,895,366
PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	149,249
	Banco Comercial Portugues SA, Class R	3,676,384	783,249
	Corticeira Amorim SGPS SA	1,372	13,572
	CTT-Correios de Portugal SA	31,613	122,287
	EDP - Energias de Portugal SA	152,214	756,238
#	EDP Renovaveis SA	28,320	615,990
	Galp Energia SGPS SA	171,237	2,343,900
*	Greenvolt-Energias Renovaveis SA	7,124	59,720
	Ibersol SGPS SA	5,904	39,484
	Jeronimo Martins SGPS SA	35,737	775,876
	Mota-Engil SGPS SA	35,247	65,305
	Navigator Co. SA	82,228	287,887
	NOS SGPS SA	121,646	521,654
*	Pharol SGPS SA	119,544	8,547
	REN - Redes Energeticas Nacionais SGPS SA	100,326	275,743
	Sonae SGPS SA	401,337	409,073
TOTAL PORTUGAL			7,227,774
QATAR — (0.3%)
	Aamal Co.	664,922	179,473
	Al Khaleej Takaful Group QSC	44,416	27,301
	Al Meera Consumer Goods Co. QSC	29,667	131,403
*	Alijarah Holding Co. QPSC	86,003	17,030
	Baladna	337,030	138,297
	Barwa Real Estate Co.	664,281	519,588
	Commercial Bank PSQC	149,688	247,457
*	Dlala Brokerage & Investments Holding Co. QSC	19,375	6,049
	Doha Bank QPSC	660,233	351,152
	Doha Insurance Co. QSC	92,281	53,425
*	Estithmar Holding QPSC	122,263	56,664
*	Gulf International Services QSC	317,292	154,884
	Gulf Warehousing Co.	106,906	100,305
	Industries Qatar QSC	88,592	343,241
*	Lesha Bank LLC	215,824	68,045
	Mannai Corp. QSC	76,812	163,487
	Masraf Al Rayan QSC	550,368	414,385
*	Mazaya Real Estate Development QPSC	193,314	36,791
	Medicare Group	37,835	64,602
	Mesaieed Petrochemical Holding Co.	382,998	227,208
	Ooredoo QPSC	238,943	587,119
	Qatar Aluminum Manufacturing Co.	806,807	405,055
	Qatar Electricity & Water Co. QSC	63,117	308,534
	Qatar Fuel QSC	103,912	510,642
	Qatar Gas Transport Co. Ltd.	782,032	818,499
	Qatar Industrial Manufacturing Co. QSC	43,068	37,394
	Qatar Insurance Co. SAQ	267,017	134,085
	Qatar International Islamic Bank QSC	96,423	273,904

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Islamic Bank SAQ	64,932	$351,514
	Qatar Islamic Insurance Group	22,820	54,361
	Qatar National Bank QPSC	403,952	2,002,387
	Qatar National Cement Co. QSC	99,220	139,036
	Qatar Navigation QSC	186,066	486,980
*	Salam International Investment Ltd. QSC	389,044	65,702
	United Development Co. QSC	728,383	242,624
	Vodafone Qatar QSC	732,352	345,792
*	Widam Food Co.	34,820	15,365
TOTAL QATAR			10,079,780
RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	52,815	0
*††	Gazprom PJSC,Sponsored ADR	161,061	0
*††	Globaltrans Investment PLC,GDR	20,741	0
*††	Lukoil PJSC,Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC,ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC,GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC,GDR	21,074	0
*††	Polyus PJSC,GDR	2,588	0
*††	Ros Agro PLC,GDR	4,872	0
*††	Rosneft Oil Co. PJSC, GDR	19,260	0
*††	Rostelecom PJSC,Sponsored ADR	13,665	0
*††	RusHydro PJSC,ADR	194,709	0
*††	Sberbank of Russia PJSC,Sponsored ADR	65,441	0
*††	Severstal PAO,GDR	20,792	0
*††	Tatneft PJSC,Sponsored ADR	18,789	0
*††	VK Co. Ltd.,GDR	9,538	0
*††	VTB Bank PJSC,GDR	330,257	0
*††	X5 Retail Group NV,GDR	17,245	0
SAUDI ARABIA — (0.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	1,115	6,988
	Abdullah Al Othaim Markets Co.	10,556	296,955
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	7,992
	Advanced Petrochemical Co.	27,486	346,644
*	Al Alamiya for Cooperative Insurance Co.	3,174	11,525
	Al Babtain Power & Telecommunication Co.	9,527	57,966
*	Al Etihad Cooperative Insurance Co.	6,971	31,535
*	Al Gassim Investment Holding Co.	1,726	11,006
	Al Hammadi Holding	11,852	152,297
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	15,960
	Al Jouf Agricultural Development Co.	1,033	13,067
*	Al Jouf Cement Co.	29,528	101,007
*	Al Khaleej Training & Education Co.	12,560	51,120
	Al Moammar Information Systems Co.	2,731	70,007
*	Al Rajhi Bank	109,472	2,403,047
*	Al Rajhi Co. for Co-operative Insurance	4,887	132,423
	Al Yamamah Steel Industries Co.	5,821	38,069
*	AlAbdullatif Industrial Investment Co.	16,986	76,632
	Alandalus Property Co.	7,628	35,101
	Alaseel Co.	3,451	34,990
	Aldrees Petroleum & Transport Services Co.	10,265	218,340
	Alinma Bank	145,602	1,282,758

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	AlJazira Takaful Ta'awuni Co.	10,697	$52,888
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,968	51,420
	Almarai Co. JSC	24,478	362,760
	Alujain Corp.	7,147	76,053
	Arab National Bank	56,365	416,706
	Arabian Cement Co.	20,253	192,406
*	Arabian Shield Cooperative Insurance Co.	15,425	70,952
	Arriyadh Development Co.	14,533	73,802
	Astra Industrial Group	19,390	281,078
	Ataa Educational Co.	3,050	42,399
	Baazeem Trading Co.	749	12,778
*	Bank AlBilad	105,078	1,261,831
	Bank Al-Jazira	114,358	593,628
	Banque Saudi Fransi	41,339	452,036
*	Basic Chemical Industries Ltd.	3,936	37,696
	Bawan Co.	13,739	119,056
	Bupa Arabia for Cooperative Insurance Co.	12,408	517,662
*	Buruj Cooperative Insurance Co.	4,569	22,064
*	Chubb Arabia Cooperative Insurance Co.	2,880	13,904
	City Cement Co.	27,332	153,269
*	Co. for Cooperative Insurance	11,806	265,155
	Dallah Healthcare Co.	5,864	214,989
*	Dar Al Arkan Real Estate Development Co.	272,987	913,624
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	173,508
*	Dur Hospitality Co.	12,904	80,556
	Eastern Province Cement Co.	17,399	203,580
	Electrical Industries Co.	8,872	63,558
*	Emaar Economic City	140,611	307,752
	Etihad Etisalat Co.	121,849	1,151,132
*	Fawaz Abdulaziz Al Hokair & Co.	9,280	45,280
*	Fitaihi Holding Group	5,315	44,024
*	Gulf General Cooperative Insurance Co.	8,457	18,435
	Gulf Insurance Group	5,510	42,181
	Hail Cement Co.	19,115	60,677
	Halwani Brothers Co.	3,363	51,392
*	Herfy Food Services Co.	8,064	78,200
	Jarir Marketing Co.	9,484	381,205
*	Jazan Energy & Development Co.	15,465	53,915
	L'Azurde Co. for Jewelry	8,596	30,161
	Leejam Sports Co. JSC	6,450	146,103
	Maharah Human Resources Co.	3,770	54,262
*	Malath Cooperative Insurance Co.	3,784	14,043
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	33,439
*	Methanol Chemicals Co.	14,860	103,687
*	Middle East Healthcare Co.	5,516	40,709
	Middle East Paper Co.	16,242	131,081
*	Middle East Specialized Cables Co.	5,082	14,625
*	Mobile Telecommunications Co. Saudi Arabia	190,232	532,361
	Mouwasat Medical Services Co.	5,746	316,340
	Najran Cement Co.	45,836	154,799
*	Nama Chemicals Co.	4,594	40,745
*	National Agriculture Development Co.	17,828	111,069
	National Co. for Glass Industries	7,092	65,927
	National Co. for Learning & Education	1,295	27,895
	National Gas & Industrialization Co.	7,898	110,880
	National Gypsum	1,778	11,729
*	National Industrialization Co.	116,236	384,585
	National Medical Care Co.	6,637	140,548
	Northern Region Cement Co.	48,534	146,482

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Qassim Cement Co.	12,442	$223,398
*	Rabigh Refining & Petrochemical Co.	118,076	353,417
	Riyad Bank	115,000	948,565
	SABIC Agri-Nutrients Co.	11,848	434,409
	Sahara International Petrochemical Co.	109,370	1,088,154
*	Saudi Arabian Cooperative Insurance Co.	4,670	15,697
*	Saudi Arabian Mining Co.	57,690	1,141,532
Ω	Saudi Arabian Oil Co.	163,021	1,438,251
	Saudi Automotive Services Co.	10,217	96,461
	Saudi Basic Industries Corp.	38,584	957,486
	Saudi British Bank	77,212	748,135
	Saudi Cement Co.	23,641	327,464
	Saudi Ceramic Co.	11,576	95,365
	Saudi Chemical Co. Holding	23,865	171,769
*	Saudi Co. For Hardware CJSC	6,054	48,266
	Saudi Electricity Co.	37,749	232,608
*	Saudi Ground Services Co.	3,512	20,874
	Saudi Industrial Investment Group	88,366	587,145
	Saudi Industrial Services Co.	14,458	89,757
	Saudi Investment Bank	92,062	442,278
*	Saudi Kayan Petrochemical Co.	240,200	856,277
*	Saudi Marketing Co.	6,069	35,576
	Saudi National Bank	155,577	1,969,539
*	Saudi Paper Manufacturing Co.	1,565	10,961
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	42,297
*	Saudi Printing & Packaging Co.	11,187	55,664
*	Saudi Public Transport Co.	13,524	61,805
*	Saudi Real Estate Co.	27,748	90,622
*	Saudi Reinsurance Co.	16,594	70,877
*	Saudi Research & Media Group	9,079	455,193
	Saudi Telecom Co.	83,455	823,633
	Saudia Dairy & Foodstuff Co.	4,192	263,160
	Savola Group	69,033	553,916
*	Seera Group Holding	71,283	352,571
*	Sinad Holding Co.	35,189	103,736
	Southern Province Cement Co.	18,767	252,398
	Tabuk Cement Co.	25,254	101,351
*	Takween Advanced Industries Co.	13,528	35,841
	Umm Al-Qura Cement Co.	12,979	59,356
	United Electronics Co.	11,582	234,841
	United International Transportation Co.	14,529	194,477
*	Walaa Cooperative Insurance Co.	11,939	47,876
*	Yamama Cement Co.	34,971	267,806
	Yanbu Cement Co.	27,200	269,171
	Yanbu National Petrochemical Co.	58,446	692,585
*	Zamil Industrial Investment Co.	13,779	62,334
TOTAL SAUDI ARABIA			34,385,344
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	74,800	198,560
*	Aspen Group Holdings Ltd.	9,242	246
*	Avarga Ltd.	120,400	20,176
	Aztech Global Ltd.	58,500	38,878
*	Banyan Tree Holdings Ltd.	83,400	22,933
*††	Best World International Ltd.	19,800	37,677
	Boustead Singapore Ltd.	164,600	101,552
	BRC Asia Ltd.	18,700	26,335
	Bukit Sembawang Estates Ltd.	36,100	126,111
	Capitaland India Trust	185,700	171,698

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Capitaland Investment Ltd.	171,300	$518,972
	Centurion Corp. Ltd.	89,000	24,414
	China Aviation Oil Singapore Corp. Ltd.	87,000	68,999
	China Sunsine Chemical Holdings Ltd.	380,200	134,650
	City Developments Ltd.	88,200	559,790
	Civmec Ltd.	80,600	36,567
	ComfortDelGro Corp. Ltd.	481,300	440,943
*	COSCO Shipping International Singapore Co. Ltd.	341,500	49,764
	CSE Global Ltd.	110,200	31,529
	DBS Group Holdings Ltd.	126,277	3,456,993
	Del Monte Pacific Ltd.	160,100	38,505
	Delfi Ltd.	102,000	65,314
	DFI Retail Group Holdings Ltd.	64,500	206,402
*††	Ezion Holdings Ltd.	794,350	0
*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	54,902
	First Resources Ltd.	199,600	233,929
	Food Empire Holdings Ltd.	122,200	66,142
	Fraser & Neave Ltd.	72,400	68,408
	Frasers Property Ltd.	112,900	78,229
#	Frencken Group Ltd.	105,200	94,597
	Fu Yu Corp. Ltd.	241,400	42,366
*	Gallant Venture Ltd.	211,200	20,360
	Genting Singapore Ltd.	462,200	350,051
	Geo Energy Resources Ltd.	295,000	74,429
	Golden Agri-Resources Ltd.	2,347,900	447,273
*	Golden Energy & Resources Ltd.	140,700	84,429
	Great Eastern Holdings Ltd.	9,900	143,328
	GuocoLand Ltd.	109,100	135,610
*	Halcyon Agri Corp. Ltd.	103,800	32,100
	Haw Par Corp. Ltd.	39,400	293,933
	Ho Bee Land Ltd.	90,300	163,335
	Hong Fok Corp. Ltd.	181,500	135,970
	Hong Leong Asia Ltd.	126,800	69,716
	Hong Leong Finance Ltd.	61,400	113,225
	Hongkong Land Holdings Ltd.	122,300	597,897
	Hour Glass Ltd.	68,900	109,325
	HRnetgroup Ltd.	32,200	19,878
	Hutchison Port Holdings Trust	2,014,100	414,405
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	43,200	171,771
	Indofood Agri Resources Ltd.	263,400	62,245
	InnoTek Ltd.	36,400	13,921
	Japfa Ltd.	289,900	75,289
	Jardine Cycle & Carriage Ltd.	24,533	543,887
	Keppel Corp. Ltd.	174,500	1,007,503
	Keppel Infrastructure Trust	822,451	360,616
	KSH Holdings Ltd.	61,200	15,825
*	Mandarin Oriental International Ltd.	12,600	23,729
*	Marco Polo Marine Ltd.	1,450,800	46,678
	Metro Holdings Ltd.	220,500	105,889
#*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	76,100	84,100
	Netlink NBN Trust	303,400	202,342
	NSL Ltd.	15,200	10,115
	Olam Group Ltd.	193,545	235,319
	OUE Ltd.	126,500	122,365
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,778,571
	Oxley Holdings Ltd.	401,837	44,436

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Pacific Century Regional Developments Ltd.	64,700	$20,204
	Pan-United Corp. Ltd.	70,025	21,402
	Propnex Ltd.	18,400	23,116
	PSC Corp. Ltd.	81,500	20,156
	Q&M Dental Group Singapore Ltd.	52,200	14,324
	QAF Ltd.	107,100	69,321
*	Raffles Education Ltd.	210,860	8,842
	Raffles Medical Group Ltd.	250,510	277,090
*	RH PetroGas Ltd.	84,200	12,573
	Riverstone Holdings Ltd.	45,400	22,351
*	SATS Ltd.	39,100	90,231
	SBS Transit Ltd.	21,100	41,314
	Sembcorp Industries Ltd.	257,896	711,193
*	Sembcorp Marine Ltd.	4,961,200	538,606
	Sheng Siong Group Ltd.	243,300	304,059
*	SIA Engineering Co. Ltd.	19,600	37,282
	SIIC Environment Holdings Ltd.	402,300	61,381
	Silverlake Axis Ltd.	175,100	48,154
	Sinarmas Land Ltd.	396,100	55,062
	Sing Holdings Ltd.	63,900	17,513
	Singapore Airlines Ltd.	163,150	737,742
	Singapore Exchange Ltd.	145,700	1,026,240
	Singapore Land Group Ltd.	40,200	68,988
	Singapore Post Ltd.	371,300	158,620
	Singapore Technologies Engineering Ltd.	164,500	462,499
	Singapore Telecommunications Ltd.	129,900	248,377
	Stamford Land Corp. Ltd.	115,570	35,629
	StarHub Ltd.	194,500	169,170
	Straits Trading Co. Ltd.	51,684	95,013
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	15,425
*††	Tech-Pro, Inc.	1,538,000	0
	Thomson Medical Group Ltd.	518,900	28,910
	Tuan Sing Holdings Ltd.	264,473	70,578
	UMS Holdings Ltd.	148,100	149,779
	United Overseas Bank Ltd.	90,816	2,064,305
	UOB-Kay Hian Holdings Ltd.	53,774	57,794
	UOL Group Ltd.	107,100	571,439
	Valuetronics Holdings Ltd.	195,980	80,867
	Venture Corp. Ltd.	58,600	827,511
	Vicom Ltd.	51,600	75,456
	Wilmar International Ltd.	488,000	1,517,202
	Wing Tai Holdings Ltd.	158,700	186,481
	Yangzijiang Shipbuilding Holdings Ltd.	633,000	624,044
TOTAL SINGAPORE			26,791,689
SOUTH AFRICA — (1.2%)
	Absa Group Ltd.	104,039	1,195,648
	Adcock Ingram Holdings Ltd.	30,156	88,671
	Advtech Ltd.	203,073	216,621
	AECI Ltd.	71,115	358,091
	African Rainbow Minerals Ltd.	49,083	804,886
	Afrimat Ltd.	25,483	80,519
	Alexander Forbes Group Holdings Ltd.	144,117	40,765
	Altron Ltd., Class A	58,468	29,346
	Alviva Holdings Ltd.	56,484	89,928
	Anglo American Platinum Ltd.	4,000	297,484
	AngloGold Ashanti Ltd., Sponsored ADR	85,518	1,797,588
*	ArcelorMittal South Africa Ltd.	63,896	14,511

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Aspen Pharmacare Holdings Ltd.	108,021	$942,453
	Astral Foods Ltd.	17,948	166,323
	AVI Ltd.	115,961	494,959
	Barloworld Ltd.	115,762	598,474
	Bid Corp. Ltd.	28,384	585,980
	Bidvest Group Ltd.	99,918	1,290,360
*	Blue Label Telecoms Ltd.	219,486	65,710
*	Brait PLC	301,387	66,218
	Capitec Bank Holdings Ltd.	3,941	407,051
	Cashbuild Ltd.	10,371	111,959
*	City Lodge Hotels Ltd.	40,777	11,738
	Clicks Group Ltd.	58,060	886,223
	Coronation Fund Managers Ltd.	70,488	141,932
	Curro Holdings Ltd.	52,980	27,777
	DataTec Ltd.	132,161	258,861
Ω	Dis-Chem Pharmacies Ltd.	70,599	121,241
*	Discovery Ltd.	96,065	764,114
*	Distell Group Holdings Ltd.	20,079	201,344
	DRDGOLD Ltd.	67,337	53,782
	Exxaro Resources Ltd.	78,422	984,184
	Famous Brands Ltd.	12,321	42,769
	FirstRand Ltd.	438,083	1,627,740
	Foschini Group Ltd.	86,523	540,849
	Gold Fields Ltd., Sponsored ADR	150,959	1,726,971
	Grindrod Ltd.	176,161	105,676
	Harmony Gold Mining Co. Ltd.	107,803	383,927
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	366,167
	Hudaco Industries Ltd.	13,071	108,850
	Impala Platinum Holdings Ltd.	150,915	1,749,984
	Investec Ltd.	85,923	545,781
	Italtile Ltd.	103,408	79,353
	JSE Ltd.	18,363	122,480
	KAP Industrial Holdings Ltd.	730,619	174,232
	Kumba Iron Ore Ltd.	6,155	188,466
	Lewis Group Ltd.	33,944	89,726
	Libstar Holdings Ltd.	58,909	20,945
	Life Healthcare Group Holdings Ltd.	555,434	545,363
	Merafe Resources Ltd.	42,465	3,274
	Metair Investments Ltd.	93,098	133,264
	MiX Telematics Ltd.	4,997	1,714
	MiX Telematics Ltd., Sponsored ADR	5,899	51,026
	Momentum Metropolitan Holdings	459,285	500,994
	Motus Holdings Ltd.	73,334	519,569
	Mpact Ltd.	66,696	111,435
	Mr Price Group Ltd.	61,668	583,578
	MTN Group Ltd.	345,873	2,927,682
	MultiChoice Group	102,597	708,366
*	Murray & Roberts Holdings Ltd.	143,603	22,375
	Naspers Ltd., Class N	1,877	362,897
	Nedbank Group Ltd.	81,613	1,057,770
	NEPI Rockcastle NV	73,357	455,789
	Netcare Ltd.	290,766	239,590
	Ninety One Ltd.	44,260	109,391
*	Northam Platinum Holdings Ltd.	103,329	1,013,429
	Oceana Group Ltd.	34,784	137,837
	Old Mutual Ltd.	1,644,996	1,117,332
	Omnia Holdings Ltd.	56,465	203,587
Ω	Pepkor Holdings Ltd.	429,618	507,831
	Pick n Pay Stores Ltd.	160,555	514,318

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	PPC Ltd.	589,412	$90,141
#	PSG Konsult Ltd.	120,226	88,383
	Raubex Group Ltd.	66,994	92,380
	Reunert Ltd.	115,130	379,607
	RFG Holdings Ltd.	59,205	41,785
	Royal Bafokeng Platinum Ltd.	42,113	401,822
	Sanlam Ltd.	243,800	790,065
	Santam Ltd.	12,051	194,385
	Sappi Ltd.	230,248	682,511
	Sasol Ltd.	59,699	1,084,541
	Sasol Ltd., Sponsored ADR	42,458	777,831
	Shoprite Holdings Ltd.	80,015	1,107,661
	Sibanye Stillwater Ltd.	937,127	2,477,062
	Sibanye Stillwater Ltd., ADR	14,926	160,609
	SPAR Group Ltd.	48,892	386,874
	Spur Corp. Ltd.	22,560	27,611
	Standard Bank Group Ltd.	135,147	1,348,458
*	Steinhoff International Holdings NV	192,165	5,578
	Sun International Ltd.	112,230	220,118
	Super Group Ltd.	221,792	352,077
*	Telkom SA SOC Ltd.	129,841	259,758
	Thungela Resources Ltd.	7,559	98,158
	Tiger Brands Ltd.	45,244	541,266
	Transaction Capital Ltd.	51,140	101,587
*	Trencor Ltd.	86,382	28,636
	Truworths International Ltd.	109,397	416,903
	Tsogo Sun Gaming Ltd.	191,790	130,687
	Vodacom Group Ltd.	42,415	298,086
*	Wilson Bayly Holmes-Ovcon Ltd.	29,110	165,161
	Woolworths Holdings Ltd.	270,001	1,171,138
*	Zeda Ltd.	115,762	88,485
TOTAL SOUTH AFRICA			46,906,432
SOUTH KOREA — (3.9%)
*	ABco Electronics Co. Ltd.	2,040	17,380
*	ABOV Semiconductor Co. Ltd.	2,891	22,229
*	Abpro Bio Co. Ltd.	15,343	5,302
*	ADTechnology Co. Ltd.	1,392	16,647
	Advanced Nano Products Co. Ltd.	425	29,156
	Advanced Process Systems Corp.	2,951	45,975
	Aekyung Chemical Co. Ltd.	6,607	46,952
	Aekyung Industrial Co. Ltd.	1,084	17,332
*	AeroSpace Technology of Korea, Inc.	2,140	7,124
	AfreecaTV Co. Ltd.	2,466	160,320
*	Agabang&Company	14,748	45,501
	Ahnlab, Inc.	390	29,810
	AJ Networks Co. Ltd.	6,852	34,838
*	Ajin Industrial Co. Ltd.	8,820	19,502
*	Alteogen, Inc.	526	15,834
*	ALUKO Co. Ltd.	14,094	32,320
*	Amicogen, Inc.	966	15,208
*	Amo Greentech Co. Ltd.	2,250	24,474
	Amorepacific Corp.	1,028	122,195
	Amorepacific Group	7,868	263,403
*	Amotech Co. Ltd.	1,253	29,899
*	Anam Electronics Co. Ltd.	20,095	32,147
*	Ananti, Inc.	13,686	88,233
*	Anterogen Co. Ltd.	1,096	12,310
*	Apact Co. Ltd.	4,623	10,561

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	APLUS Asset Advisor Co. Ltd.	3,471	$13,553
*	Aprogen, Inc.	14,539	20,658
*	APS Holdings Corp.	3,123	35,843
	APTC Co. Ltd.	4,906	45,627
*	Aroot Co. Ltd.	38,995	15,018
	Asia Cement Co. Ltd.	6,180	47,870
	ASIA Holdings Co. Ltd.	484	52,502
	Asia Paper Manufacturing Co. Ltd.	2,509	80,802
	Atinum Investment Co. Ltd.	14,759	35,788
	AUK Corp.	11,347	21,417
	Aurora World Corp.	2,350	15,645
	Austem Co. Ltd.	10,996	15,745
	Autech Corp.	2,978	14,965
	Baiksan Co. Ltd.	2,131	15,406
*	Barunson Entertainment & Arts Corp.	16,881	14,974
	BGF Co. Ltd.	10,500	36,313
	BGF retail Co. Ltd.	1,819	275,706
#*	BH Co. Ltd.	7,554	126,893
*	Binex Co. Ltd.	1,677	14,118
	Binggrae Co. Ltd.	1,628	54,672
*	Bioneer Corp.	1,247	27,193
*	BioSmart Co. Ltd.	1,337	4,089
	BIT Computer Co. Ltd.	2,975	18,179
	Bixolon Co. Ltd.	3,329	21,876
*	BL Pharmtech Corp.	20,797	10,874
	BNK Financial Group, Inc.	78,969	455,565
*	Boditech Med, Inc.	4,479	43,874
*	Bohae Brewery Co. Ltd.	20,645	11,016
	BoKwang Industry Co. Ltd.	3,439	17,495
	Boryung	8,087	63,535
*	Bosung Power Technology Co. Ltd.	7,124	25,154
*	Bukwang Pharmaceutical Co. Ltd.	6,106	46,284
*	Bumyang Construction Co. Ltd.	4,584	14,488
	BYC Co. Ltd.	49	14,716
	Byucksan Corp.	18,048	34,826
	C&G Hi Tech Co. Ltd.	1,149	11,277
*	Cafe24 Corp.	1,137	10,513
*	Capro Corp.	8,690	14,812
	Caregen Co. Ltd.	131	15,443
*	Carelabs Co. Ltd.	1,836	12,290
	Cell Biotech Co. Ltd.	1,257	14,117
	Celltrion Healthcare Co. Ltd.	1,524	71,324
*	Celltrion Pharm, Inc.	864	45,104
	Celltrion, Inc.	5,696	751,765
*	Central Motek Co. Ltd.	1,495	18,794
*	Chabiotech Co. Ltd.	2,751	31,838
*	Changhae Ethanol Co. Ltd.	1,942	17,269
	Cheil Worldwide, Inc.	16,146	288,541
	Chemtronics Co. Ltd.	3,086	37,381
*	Chemtros Co. Ltd.	2,557	16,798
*	ChinHung International, Inc.	9,970	11,269
	Chinyang Holdings Corp.	4,663	12,076
	Chips&Media, Inc.	1,837	23,653
*	Choil Aluminum Co. Ltd.	12,350	21,750
	Chong Kun Dang Pharmaceutical Corp.	1,136	75,402
	Chongkundang Holdings Corp.	933	41,837
*	Choong Ang Vaccine Laboratory	1,593	14,157
*	Chorokbaem Healthcare Co. Ltd.	9,586	4,362
*	Chorokbaem Media Co. Ltd.	4,293	40,546

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chosun Refractories Co. Ltd.	607	$39,543
	Chunbo Co. Ltd.	317	61,760
*	CJ CGV Co. Ltd.	1,396	21,784
	CJ CheilJedang Corp.	2,586	725,527
	CJ Corp.	6,245	418,654
	CJ ENM Co. Ltd.	3,540	309,675
	CJ Freshway Corp.	1,953	51,715
*	CJ Logistics Corp.	2,627	192,986
*	CJ Seafood Corp.	3,844	9,963
	CKD Bio Corp.	1,097	22,118
	Classys, Inc.	4,375	67,126
*	CLIO Cosmetics Co. Ltd.	1,113	15,534
*	CMG Pharmaceutical Co. Ltd.	5,872	10,966
*	CoAsia Corp.	2,042	12,081
*	Com2uS Holdings Corp.	1,064	39,979
	Com2uSCorp	2,362	128,588
*	Comtec Systems Co. Ltd.	43,650	27,065
*	ContentreeJoongAng Corp.	611	14,139
*	Coreana Cosmetics Co. Ltd.	5,061	14,338
*	COSMAX NBT, Inc.	2,021	7,900
	Cosmax, Inc.	2,904	185,743
*	CosmoAM&T Co. Ltd.	1,595	77,208
*	Cosmochemical Co. Ltd.	2,264	42,690
	Coway Co. Ltd.	11,250	510,169
	Coweaver Co. Ltd.	2,448	15,938
	Creas F&C Co. Ltd.	1,170	19,421
	Creverse, Inc.	1,783	26,630
	CROWNHAITAI Holdings Co. Ltd.	3,919	23,075
*	CrystalGenomics, Inc.	5,410	15,022
	CS Wind Corp.	906	47,415
*	CTC BIO, Inc.	2,718	13,848
	Cuckoo Holdings Co. Ltd.	1,645	22,001
	Cuckoo Homesys Co. Ltd.	2,558	62,151
*	Curexo, Inc.	2,492	16,721
*	Curo Co. Ltd.	9,884	3,061
	Cymechs, Inc.	1,110	12,492
*	D&C Media Co. Ltd.	822	15,394
	D.I Corp.	3,402	14,565
*	DA Technology Co. Ltd.	4,408	12,788
	Dae Han Flour Mills Co. Ltd.	427	51,855
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	11,510
	Dae Hyun Co. Ltd.	8,440	15,752
*	Dae Won Chemical Co. Ltd.	8,405	16,661
	Dae Won Kang Up Co. Ltd.	14,591	38,299
*	Daea TI Co. Ltd.	7,559	20,995
*	Daebo Magnetic Co. Ltd.	445	24,307
	Daebongls Co. Ltd.	2,132	13,942
	Daechang Co. Ltd.	20,114	23,188
	Daedong Corp.	8,532	85,788
	Daeduck Co. Ltd.	2,873	15,786
	Daeduck Electronics Co. Ltd.	10,730	188,427
	Daehan New Pharm Co. Ltd.	3,512	27,265
	Daehan Steel Co. Ltd.	6,129	61,394
*	Dae-Il Corp.	7,233	23,446
	Daejoo Electronic Materials Co. Ltd.	743	52,195
	Daejung Chemicals & Metals Co. Ltd.	699	9,423
	Daekyo Co. Ltd.	7,575	17,209
*	Daelim B&Co Co. Ltd.	2,743	8,953
*	Daemyung Sonoseason Co. Ltd.	12,905	8,385

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daesang Corp.	7,766	$134,349
	Daesang Holdings Co. Ltd.	8,332	52,349
*	Daesung Energy Co. Ltd.	2,683	23,427
*	Daesung Holdings Co. Ltd.	467	45,327
*	Daesung Industrial Co. Ltd.	7,052	24,841
*	Daewon Media Co. Ltd.	1,500	20,188
	Daewon Pharmaceutical Co. Ltd.	3,710	51,006
	Daewon San Up Co. Ltd.	5,358	24,651
*	Daewoo Engineering & Construction Co. Ltd.	60,935	238,306
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,199	60,416
	Daewoong Co. Ltd.	2,635	47,547
	Daewoong Pharmaceutical Co. Ltd.	320	39,704
	Daihan Pharmaceutical Co. Ltd.	2,113	50,195
	Daishin Securities Co. Ltd.	13,391	146,617
*	Daiyang Metal Co. Ltd.	5,644	14,501
*	Danal Co. Ltd.	5,161	24,917
	Daol Investment & Securities Co. Ltd.	22,459	61,601
*	Daou Data Corp.	2,594	104,743
	Daou Technology, Inc.	9,243	172,567
*	Dasan Networks, Inc.	8,158	28,339
	Dawonsys Co. Ltd.	2,220	27,442
	DB Financial Investment Co. Ltd.	14,665	53,304
	DB HiTek Co. Ltd.	10,837	401,997
	DB Insurance Co. Ltd.	24,548	1,308,195
*	DB, Inc.	62,309	46,628
	DCM Corp.	786	8,393
	Dentium Co. Ltd.	1,837	176,550
*	Deutsch Motors, Inc.	7,502	37,021
*	Development Advance Solution Co. Ltd.	4,645	18,767
	Device ENG Co. Ltd.	1,487	18,329
	Devsisters Co. Ltd.	536	26,846
	DGB Financial Group, Inc.	68,258	442,199
	DI Dong Il Corp.	6,929	91,604
	Digital Chosun Co. Ltd.	7,564	16,143
	Digital Daesung Co. Ltd.	6,676	36,626
*	DIO Corp.	1,153	20,772
	Display Tech Co. Ltd.	3,673	14,136
	DL Construction Co. Ltd.	1,716	20,428
	DL E&C Co. Ltd.	11,126	345,702
	DL Holdings Co. Ltd.	4,437	220,750
*††	DMOA Co. Ltd.	21,844	8,781
*	DMS Co. Ltd.	5,594	29,622
	DNF Co. Ltd.	1,532	19,384
	Dohwa Engineering Co. Ltd.	2,214	15,717
	Dong A Eltek Co. Ltd.	3,336	18,699
	Dong Ah Tire & Rubber Co. Ltd.	1,575	15,007
	Dong-A Hwasung Co. Ltd.	4,330	37,858
	Dong-A Socio Holdings Co. Ltd.	821	67,819
	Dong-A ST Co. Ltd.	1,657	87,169
*	Dongbang Transport Logistics Co. Ltd.	18,539	40,577
	Dongbu Corp.	2,681	16,078
	Dongil Industries Co. Ltd.	605	95,635
*	Dongjin Semichem Co. Ltd.	11,185	306,689
	DongKook Pharmaceutical Co. Ltd.	5,555	77,136
	Dongkuk Industries Co. Ltd.	8,871	31,017
	Dongkuk Steel Mill Co. Ltd.	27,545	307,261
	Dongkuk Structures & Construction Co. Ltd.	3,477	13,818
	Dongsuh Cos., Inc.	3,025	51,454
	Dongsung Chemical Co. Ltd.	10,932	40,032

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Finetec Co. Ltd.	4,233	$39,584
*	Dongwha Enterprise Co. Ltd.	623	27,170
	Dongwha Pharm Co. Ltd.	5,010	38,393
	Dongwon Development Co. Ltd.	24,409	67,946
	Dongwon F&B Co. Ltd.	498	66,412
	Dongwon Industries Co. Ltd.	4,245	159,058
	Dongwon Systems Corp.	676	24,138
	Dongyang E&P, Inc.	2,542	32,641
*	Dongyang Steel Pipe Co. Ltd.	20,607	17,114
	Doosan Bobcat, Inc.	13,506	383,276
	Doosan Co. Ltd.	3,050	231,276
*	Doosan Enerbility Co. Ltd.	7,707	105,391
*	Doosan Fuel Cell Co. Ltd.	1,451	39,522
	Doosan Tesna, Inc.	3,222	81,816
	DoubleUGames Co. Ltd.	3,082	123,626
	Douzone Bizon Co. Ltd.	1,761	50,333
*	Dream Security Co. Ltd.	7,102	19,632
	Dreamtech Co. Ltd.	10,640	83,383
*	DSC Investment, Inc.	4,765	17,182
*	DSK Co. Ltd.	1,748	8,739
*	Duk San Neolux Co. Ltd.	1,910	56,211
*	Duksan Hi-Metal Co. Ltd.	3,698	16,606
	Duksung Co. Ltd.	1,268	5,697
	DY Corp.	6,599	31,621
	DY POWER Corp.	2,787	28,303
*	E& Corp. Co. Ltd.	3,908	12,810
*	E&M Co. Ltd.	21,301	6,213
	E1 Corp.	816	31,411
	Eagon Industrial Ltd.	1,886	12,325
*	Easy Bio, Inc.	3,339	11,073
*	Easy Holdings Co. Ltd.	13,163	31,254
	eBEST Investment & Securities Co. Ltd.	9,868	41,647
	Echo Marketing, Inc.	5,179	58,260
	Ecoplastic Corp.	9,423	22,968
	Ecopro BM Co. Ltd.	3,763	307,236
#	Ecopro Co. Ltd.	1,760	177,170
	Ecopro HN Co. Ltd.	1,585	65,296
	e-Credible Co. Ltd.	909	12,157
*	Ehwa Technologies Information Co. Ltd.	49,569	27,314
*	Elentec Co. Ltd.	4,988	61,828
*	E-MART, Inc.	4,956	421,193
*	EM-Tech Co. Ltd.	2,384	43,904
	ENF Technology Co. Ltd.	3,528	66,878
*	Enplus Co. Ltd.	6,875	27,815
*	Enzychem Lifesciences Corp.	23,667	31,207
	Eo Technics Co. Ltd.	1,070	65,537
	Estechpharma Co. Ltd.	3,921	23,843
*	E-TRON Co. Ltd.	77,989	10,003
*	Eubiologics Co. Ltd.	1,566	11,043
	Eugene Corp.	21,899	66,928
	Eugene Investment & Securities Co. Ltd.	37,902	85,172
	Eugene Technology Co. Ltd.	3,798	80,460
	Eusu Holdings Co. Ltd.	5,910	31,427
*	EV Advanced Material Co. Ltd.	2,932	4,069
*	E-World	11,509	16,024
	Exicon Co. Ltd.	1,097	8,683
	F&F Co. Ltd.	2,793	346,504
	Farmsco	7,465	24,725
*	FarmStory Co. Ltd.	18,064	26,234

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Fila Holdings Corp.	9,236	$291,719
*	Fine M-Tec Co. Ltd.	2,112	13,253
	Fine Semitech Corp.	1,728	32,377
	Fine Technix Co. Ltd.	1,148	2,288
	Foosung Co. Ltd.	16,185	168,361
*	Gabia, Inc.	1,782	18,194
	Gaon Cable Co. Ltd.	1,587	24,091
*	GemVax & Kael Co. Ltd.	1,656	19,853
	Gemvaxlink Co. Ltd.	21,178	23,841
*	Genexine, Inc.	3,404	41,095
*	Genie Music Corp.	6,187	22,977
*	GenNBio, Inc.	6,014	8,423
	GENOLUTION, Inc.	1,455	11,468
	Global Standard Technology Co. Ltd.	1,378	25,103
	Golfzon Co. Ltd.	1,242	142,982
	Golfzon Newdin Holdings Co. Ltd.	8,068	33,510
	Gradiant Corp.	3,293	42,348
	Green Cross Corp.	468	49,212
	Green Cross Holdings Corp.	7,392	101,900
	GS Engineering & Construction Corp.	19,090	364,064
*	GS Global Corp.	25,862	51,492
*	GS Holdings Corp.	20,440	734,467
	GS Retail Co. Ltd.	13,922	327,205
*	Gwangju Shinsegae Co. Ltd.	1,845	48,299
	HAESUNG DS Co. Ltd.	3,675	119,660
	Han Kuk Carbon Co. Ltd.	4,424	43,408
	Hana Financial Group, Inc.	48,169	1,913,620
	Hana Materials, Inc.	2,188	67,609
*	Hana Micron, Inc.	14,856	128,497
	Hana Pharm Co. Ltd.	1,378	17,575
*	Hanall Biopharma Co. Ltd.	1,578	21,176
	HanChang Paper Co. Ltd.	12,050	14,233
*	Hancom WITH, Inc.	5,395	29,659
*	Hancom, Inc.	2,465	28,776
	Handok, Inc.	2,498	34,394
	Handsome Co. Ltd.	4,070	90,707
	Hanil Cement Co. Ltd.	2,373	23,103
	Hanil Feed Co. Ltd.	5,105	20,057
	Hanil Holdings Co. Ltd.	2,428	21,602
	Hanil Hyundai Cement Co. Ltd.	369	5,580
*	Hanjin Kal Corp.	186	6,195
	Hanjin Transportation Co. Ltd.	3,824	68,456
	Hankook Shell Oil Co. Ltd.	239	45,867
	Hankook Tire & Technology Co. Ltd.	25,389	670,011
	Hanmi Pharm Co. Ltd.	386	80,538
	Hanmi Science Co. Ltd.	520	12,759
	Hanmi Semiconductor Co. Ltd.	10,954	127,712
	HanmiGlobal Co. Ltd.	1,679	41,924
	Hanon Systems	34,064	254,124
	Hansae Co. Ltd.	5,784	76,773
	Hanshin Construction Co. Ltd.	4,822	36,053
	Hansol Chemical Co. Ltd.	2,668	460,031
	Hansol Holdings Co. Ltd.	13,497	37,062
	Hansol HomeDeco Co. Ltd.	16,336	15,976
*	Hansol IONES Co. Ltd.	3,514	21,823
	Hansol Logistics Co. Ltd.	4,521	11,547
	Hansol Paper Co. Ltd.	11,693	124,483
*	Hansol Technics Co. Ltd.	10,714	50,438
	Hanssem Co. Ltd.	913	38,580

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Aerospace Co. Ltd.	4,212	$276,257
	Hanwha Corp.	10,651	245,852
*	Hanwha General Insurance Co. Ltd.	18,902	66,320
	Hanwha Investment & Securities Co. Ltd.	57,776	158,578
*	Hanwha Life Insurance Co. Ltd.	72,650	162,275
*	Hanwha Solutions Corp.	9,948	368,665
	Hanyang Eng Co. Ltd.	4,895	57,626
	Hanyang Securities Co. Ltd.	4,400	31,778
	Harim Co. Ltd.	15,284	36,166
	Harim Holdings Co. Ltd.	4,720	33,546
	HB Technology Co. Ltd.	6,750	10,459
	HD Hyundai Co. Ltd.	12,163	604,614
	HDC Holdings Co. Ltd.	10,850	53,998
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,687	132,536
	HDC Hyundai Engineering Plastics Co. Ltd.	4,188	13,959
	HDCLabs Co. Ltd.	2,213	14,345
*	Hecto Innovation Co. Ltd.	2,233	25,664
*	Helixmith Co. Ltd.	1,239	11,830
*	Heungkuk Fire & Marine Insurance Co. Ltd.	13,131	37,921
*	HFR, Inc.	2,052	57,863
	HIMS Co. Ltd.	1,730	8,676
	Hite Jinro Co. Ltd.	4,467	95,739
	Hitejinro Holdings Co. Ltd.	5,594	46,581
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	33,034
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	15,670
	HL D&I Halla Corp.	15,710	36,838
	HL Holdings Corp.	3,614	90,334
	HL Mando Co. Ltd.	9,881	359,376
*	HLB Global Co. Ltd.	3,620	17,314
*	HLB Life Science Co. Ltd.	2,049	18,653
*	Hlb Pharma Ceutical Co. Ltd.	2,071	20,236
*	HLB Therapeutics Co. Ltd.	2,378	23,006
*	HLB, Inc.	4,001	99,554
	HMM Co. Ltd.	76,248	1,355,963
	Home Center Holdings Co. Ltd.	20,700	20,982
*	Homecast Co. Ltd.	5,319	18,549
	Hotel Shilla Co. Ltd.	6,246	403,636
	HS Industries Co. Ltd.	24,131	81,078
*	HSD Engine Co. Ltd.	6,338	39,119
*	Hugel, Inc.	662	76,452
*	Humax Co. Ltd.	5,092	14,952
	Humedix Co. Ltd.	763	16,997
*	Huneed Technologies	3,729	20,142
	Huons Co. Ltd.	1,856	44,430
	Huons Global Co. Ltd.	2,411	42,109
	Huvis Corp.	5,615	22,957
	Huvitz Co. Ltd.	2,773	25,844
	Hwa Shin Co. Ltd.	11,774	83,129
	Hwacheon Machine Tool Co. Ltd.	773	20,125
*	Hwail Pharm Co. Ltd.	20,664	40,918
	Hwangkum Steel & Technology Co. Ltd.	4,501	26,751
	Hwaseung Enterprise Co. Ltd.	4,866	40,552
	HwaSung Industrial Co. Ltd.	3,868	34,380
*	HYBE Co. Ltd.	232	36,501
	Hy-Lok Corp.	2,141	38,245
	Hyosung Advanced Materials Corp.	905	283,266
	Hyosung Corp.	3,020	173,451
*	Hyosung Heavy Industries Corp.	1,480	86,841
	Hyosung TNC Corp.	1,183	400,180

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Bioland Co. Ltd.	1,295	$14,592
	Hyundai BNG Steel Co. Ltd.	4,399	40,734
	Hyundai Construction Equipment Co. Ltd.	5,034	242,399
	Hyundai Corp.	3,245	43,855
	Hyundai Corp. Holdings, Inc.	2,677	23,529
	Hyundai Department Store Co. Ltd.	4,289	215,184
*	Hyundai Doosan Infracore Co. Ltd.	49,004	310,656
*	Hyundai Electric & Energy System Co. Ltd.	1,418	46,334
	Hyundai Elevator Co. Ltd.	6,841	166,156
	Hyundai Engineering & Construction Co. Ltd.	18,496	575,029
	Hyundai Ezwel Co. Ltd.	2,550	15,551
	Hyundai Futurenet Co. Ltd.	19,724	43,960
	Hyundai Glovis Co. Ltd.	5,516	746,493
	Hyundai Greenfood Co. Ltd.	14,906	88,805
	Hyundai Home Shopping Network Corp.	2,773	126,287
	Hyundai Livart Furniture Co. Ltd.	5,250	40,597
	Hyundai Marine & Fire Insurance Co. Ltd.	27,228	685,505
*	Hyundai Mipo Dockyard Co. Ltd.	1,222	80,249
	Hyundai Mobis Co. Ltd.	5,217	872,319
	Hyundai Motor Co.	10,821	1,475,134
	Hyundai Motor Securities Co. Ltd.	8,272	63,568
*	Hyundai Pharmaceutical Co. Ltd.	2,593	10,058
*	Hyundai Rotem Co. Ltd.	4,998	112,572
	Hyundai Steel Co.	22,549	629,878
	Hyundai Wia Corp.	6,863	300,057
	HyVision System, Inc.	1,431	22,811
*	iA, Inc.	27,516	14,957
	ICD Co. Ltd.	3,937	29,482
	IDIS Holdings Co. Ltd.	2,459	27,511
*	Il Dong Pharmaceutical Co. Ltd.	1	21
	Iljin Electric Co. Ltd.	4,435	18,274
	Iljin Holdings Co. Ltd.	11,581	39,251
	Iljin Materials Co. Ltd.	927	47,667
	Ilshin Spinning Co. Ltd.	489	40,608
	Ilsung Pharmaceuticals Co. Ltd.	145	10,117
	Ilyang Pharmaceutical Co. Ltd.	2,108	32,644
	iMarketKorea, Inc.	6,839	57,068
	InBody Co. Ltd.	2,830	51,034
*	INCON Co. Ltd.	7,359	7,125
	Incross Co. Ltd.	575	7,929
*	Industrial Bank of Korea	67,328	561,933
	Innocean Worldwide, Inc.	2,205	80,331
*	InnoWireless Co. Ltd.	675	18,190
	Innox Advanced Materials Co. Ltd.	3,788	96,699
*	Inscobee, Inc.	9,978	12,166
*	Insun ENT Co. Ltd.	3,661	26,138
*	Insung Information Co. Ltd.	10,727	21,698
	Intekplus Co. Ltd.	2,268	31,471
	Intellian Technologies, Inc.	306	17,164
	Intelligent Digital Integrated Security Co. Ltd.	1,023	18,977
*	Interflex Co. Ltd.	2,858	22,873
	Interojo Co. Ltd.	1,783	44,136
	INTOPS Co. Ltd.	5,178	121,560
*	iNtRON Biotechnology, Inc.	1,380	9,668
	Inzi Controls Co. Ltd.	1,735	10,815
	IS Dongseo Co. Ltd.	2,572	73,009
	ISC Co. Ltd.	2,623	76,630
	i-SENS, Inc.	1,688	48,168
	ISU Chemical Co. Ltd.	2,491	39,684

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	IsuPetasys Co. Ltd.	18,298	$115,380
*	ITM Semiconductor Co. Ltd.	769	17,682
	It's Hanbul Co. Ltd.	1,087	16,786
*	Jahwa Electronics Co. Ltd.	1,837	41,960
	JB Financial Group Co. Ltd.	38,423	317,463
	JC Chemical Co. Ltd.	3,231	19,209
	Jeil Pharmaceutical Co. Ltd.	506	8,477
*	Jeju Semiconductor Corp.	6,082	20,282
	Jinro Distillers Co. Ltd.	496	8,248
	Jinsung T.E.C.	4,387	46,577
	JLS Co. Ltd.	2,834	16,610
*	JNK Heaters Co. Ltd.	4,478	22,012
*	JNTC Co. Ltd.	3,710	17,176
	JS Corp.	1,046	11,944
	Jusung Engineering Co. Ltd.	10,889	108,277
	JVM Co. Ltd.	732	11,738
	JW Holdings Corp.	6,216	15,248
	JW Life Science Corp.	3,481	33,973
	JW Pharmaceutical Corp.	3,436	56,110
*	JW Shinyak Corp.	8,391	23,874
	JYP Entertainment Corp.	9,718	576,111
*	Kakao Corp.	2,411	121,363
*	Kakao Games Corp.	757	28,779
	Kangnam Jevisco Co. Ltd.	1,448	24,714
*	Kangwon Land, Inc.	6,039	115,719
	KAON Media Co. Ltd.	4,153	28,287
	KB Financial Group, Inc.	49,768	2,268,047
	KB Financial Group, Inc., ADR	1,286	58,937
	KC Co. Ltd.	3,354	50,056
	KC Tech Co. Ltd.	2,444	36,168
	KCC Corp.	1,374	264,692
	KCC Glass Corp.	3,384	108,666
	KCTC	3,390	13,237
*	KEC Corp.	14,505	24,572
	KEPCO Engineering & Construction Co., Inc.	1,021	54,800
	KEPCO Plant Service & Engineering Co. Ltd.	1,640	46,273
*	KEYEAST Co. Ltd.	1,642	12,771
	KG Chemical Corp.	1,669	32,271
	KG Dongbu Steel	6,855	47,497
	KG Eco Technology Service Co. Ltd.	4,964	46,268
	Kginicis Co. Ltd.	4,395	47,474
	KGMobilians Co. Ltd.	4,597	22,261
*	KH Vatec Co. Ltd.	2,559	30,836
	Kia Corp.	35,193	1,917,382
*	KidariStudio, Inc.	3,994	30,454
	KINX, Inc.	620	32,059
*	KISCO Corp.	6,754	37,181
*	KISCO Holdings Co. Ltd.	3,626	52,627
	KISWIRE Ltd.	3,251	54,736
	KIWOOM Securities Co. Ltd.	5,396	432,676
*	KleanNara Co. Ltd.	8,659	20,617
	Koentec Co. Ltd.	5,183	30,765
	Koh Young Technology, Inc.	5,440	76,341
	Kolmar BNH Co. Ltd.	3,110	74,918
	Kolmar Korea Co. Ltd.	1,821	66,076
	Kolmar Korea Holdings Co. Ltd.	3,265	44,070
	Kolon Corp.	2,068	37,633
	Kolon Global Corp.	1,687	23,393
	Kolon Industries, Inc.	8,158	303,833

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Mobility Group Corp.	5,595	$22,144
	Kolon Plastic, Inc.	1,808	14,138
	KoMiCo Ltd.	2,082	81,203
*	KONA I Co. Ltd.	2,045	29,660
	Kook Soon Dang Brewery Co. Ltd.	2,348	13,351
	Korea Aerospace Industries Ltd.	4,237	166,258
	Korea Alcohol Industrial Co. Ltd.	4,299	39,039
	Korea Arlico Pharm Co. Ltd.	3,290	17,452
	Korea Asset In Trust Co. Ltd.	32,495	81,369
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	15,638
*	Korea Circuit Co. Ltd.	5,045	56,352
	Korea District Heating Corp.	936	24,031
*	Korea Electric Power Corp., Sponsored ADR	1,200	9,624
*	Korea Electric Power Corp.	12,674	204,625
	Korea Electric Terminal Co. Ltd.	1,644	73,006
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	30,093
	Korea Export Packaging Industrial Co. Ltd.	855	21,108
	Korea Gas Corp.	5,196	141,118
	Korea Investment Holdings Co. Ltd.	13,385	683,032
*	Korea Line Corp.	66,690	125,022
	Korea Petrochemical Ind Co. Ltd.	1,452	195,883
	Korea Petroleum Industries Co.	1,408	12,309
	Korea Ratings Corp.	343	19,186
	Korea Real Estate Investment & Trust Co. Ltd.	62,292	70,148
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,133	528,219
	Korea United Pharm, Inc.	2,212	41,493
	Korea Zinc Co. Ltd.	531	233,871
*	Korean Air Lines Co. Ltd.	43,688	864,420
	Korean Reinsurance Co.	36,440	223,385
*	Kortek Corp.	4,073	34,123
*	KOSES Co. Ltd.	2,548	21,395
*	KPM Tech Co. Ltd.	26,882	8,477
	KPX Chemical Co. Ltd.	807	32,385
	KSS LINE Ltd.	6,720	51,309
*	KT Alpha Co. Ltd.	4,017	27,134
*	KT Corp., Sponsored ADR	2,500	35,775
*	KT Corp.	2,588	73,747
	KT Skylife Co. Ltd.	13,595	92,218
*	KT&G Corp.	8,556	641,798
	KTCS Corp.	8,939	31,536
	Ktis Corp.	7,637	21,385
	Kukbo Design Co. Ltd.	1,117	14,970
	Kukdo Chemical Co. Ltd.	691	23,988
	Kukdong Oil & Chemicals Co. Ltd.	3,251	9,590
*	Kuk-il Paper Manufacturing Co. Ltd.	8,527	14,766
*	Kum Yang Co. Ltd.	1,789	38,736
*	Kumho HT, Inc.	44,811	33,028
	Kumho Petrochemical Co. Ltd.	8,905	1,071,050
*	Kumho Tire Co., Inc.	29,900	77,113
	KUMHOE&C Co. Ltd.	5,409	32,006
	Kumkang Kind Co. Ltd.	6,650	34,162
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	54,519
	Kwang Myung Electric Co. Ltd.	8,801	16,780
*	Kyeryong Construction Industrial Co. Ltd.	3,546	58,324
	Kyobo Securities Co. Ltd.	7,247	34,119
	Kyochon F&B Co. Ltd.	1,522	11,845
	Kyung Dong Navien Co. Ltd.	1,868	53,386
	Kyungbang Co. Ltd.	4,750	41,445
	KyungDong City Gas Co. Ltd.	710	14,664

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyungdong Pharm Co. Ltd.	4,514	$29,149
	Kyung-In Synthetic Corp.	5,514	20,617
	L&C Bio Co. Ltd.	706	12,701
	L&F Co. Ltd.	1,378	232,632
	LabGenomics Co. Ltd.	11,911	66,521
*	Lake Materials Co. Ltd.	10,907	47,846
	LB Semicon, Inc.	13,039	78,125
	LEADCORP, Inc.	7,183	45,229
	LEENO Industrial, Inc.	2,474	345,373
	LF Corp.	8,861	123,999
	LG Chem Ltd.	1,730	976,417
	LG Corp.	10,721	721,997
#*	LG Display Co. Ltd., ADR	7,000	39,200
*	LG Display Co. Ltd.	87,074	969,583
	LG Electronics, Inc.	44,943	3,682,609
	LG H&H Co. Ltd.	608	368,605
	LG HelloVision Co. Ltd.	3,552	13,523
	LG Innotek Co. Ltd.	2,305	513,528
	LG Uplus Corp.	102,528	927,185
	LIG Nex1 Co. Ltd.	2,263	149,015
	Lock & Lock Co. Ltd.	4,679	26,497
*	LOT Vacuum Co. Ltd.	2,233	23,942
	Lotte Chemical Corp.	4,458	643,633
	Lotte Chilsung Beverage Co. Ltd.	1,425	185,373
	Lotte Confectionery Co. Ltd.	981	95,683
	Lotte Corp.	6,229	164,185
*	Lotte Data Communication Co.	1,292	27,198
	LOTTE Fine Chemical Co. Ltd.	7,901	369,065
	LOTTE Himart Co. Ltd.	3,662	40,526
*	Lotte Non-Life Insurance Co. Ltd.	18,622	24,738
	Lotte Shopping Co. Ltd.	3,430	262,862
#*	Lotte Tour Development Co. Ltd.	2,671	30,310
	LS Cable & System Asia Ltd.	2,218	13,208
	LS Corp.	5,733	329,539
	LS Electric Co. Ltd.	2,820	122,681
*	Lumens Co. Ltd.	13,126	13,569
*	Lutronic Corp.	2,412	46,056
*	LVMC Holdings	22,015	50,151
	LX Hausys Ltd.	2,888	91,728
*	LX Holdings Corp.	5,199	37,332
	LX International Corp.	14,844	424,932
	LX Semicon Co. Ltd.	2,678	176,094
	M.I.Tech Co. Ltd.	2,614	25,538
	Macquarie Korea Infrastructure Fund	52,657	509,633
	Macrogen, Inc.	2,795	49,034
	Maeil Dairies Co. Ltd.	1,216	50,218
	Maeil Holdings Co. Ltd.	3,729	27,224
	MAKUS, Inc.	2,994	22,052
*	Maniker Co. Ltd.	11,358	12,259
	Mcnex Co. Ltd.	3,884	96,421
*	MDS Tech, Inc.	11,348	15,328
*	ME2ON Co. Ltd.	7,916	27,663
*	Mediana Co. Ltd.	2,091	8,715
*	MEDICOX Co. Ltd.	3,192	4,717
*	Medipost Co. Ltd.	780	9,543
	Medy-Tox, Inc.	525	57,177
*	MegaStudy Co. Ltd.	3,852	34,115
*	MegaStudyEdu Co. Ltd.	2,801	169,946
#	Meritz Financial Group, Inc.	10,806	378,396

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Fire & Marine Insurance Co. Ltd.	8,278	$346,765
	Meritz Securities Co. Ltd.	107,207	559,644
*	Mgame Corp.	2,362	15,529
	Mi Chang Oil Industrial Co. Ltd.	191	11,449
	MiCo Ltd.	14,070	97,235
	Mirae Asset Life Insurance Co. Ltd.	30,084	72,102
	Mirae Asset Securities Co. Ltd.	80,684	447,909
	Mirae Asset Venture Investment Co. Ltd.	5,505	23,808
	Miwon Commercial Co. Ltd.	265	35,660
	Miwon Specialty Chemical Co. Ltd.	470	53,321
	MK Electron Co. Ltd.	6,706	63,641
	Moorim P&P Co. Ltd.	9,257	31,875
	Moorim Paper Co. Ltd.	10,458	21,605
	Motonic Corp.	2,447	16,449
	Motrex Co. Ltd.	2,880	36,182
*	MS Autotech Co. Ltd.	5,769	21,131
	Muhak Co. Ltd.	6,177	26,490
	Multicampus Co. Ltd.	681	20,845
*	MyungMoon Pharm Co. Ltd.	6,415	14,751
*	Namsun Aluminum Co. Ltd.	32,959	63,258
*	Namuga Co. Ltd.	2,016	25,336
	Namyang Dairy Products Co. Ltd.	154	62,967
*	NanoenTek, Inc.	2,240	10,282
	Nasmedia Co. Ltd.	1,322	27,132
	NAVER Corp.	1,571	260,983
	NCSoft Corp.	1,024	379,014
*	NDFOS Co. Ltd.	2,707	12,066
	NeoPharm Co. Ltd.	1,610	26,709
	NEOWIZ HOLDINGS Corp.	1,384	34,071
*	Nepes Ark Corp.	1,176	19,007
*	NEPES Corp.	7,008	99,457
Ω	Netmarble Corp.	4,919	245,009
	Nexen Corp.	11,324	36,870
	Nexen Tire Corp.	18,390	100,324
*	Next Entertainment World Co. Ltd.	2,752	19,067
	NEXTIN, Inc.	1,743	71,036
	NH Investment & Securities Co. Ltd.	42,056	315,117
*	NHN Corp.	6,972	165,861
	NHN KCP Corp.	6,924	81,086
	NICE Holdings Co. Ltd.	9,644	105,076
	Nice Information & Telecommunication, Inc.	2,572	55,700
	NICE Information Service Co. Ltd.	13,197	139,604
	NICE Total Cash Management Co. Ltd.	8,267	33,790
*	NK Co. Ltd.	23,922	18,316
	Nong Shim Holdings Co. Ltd.	1,008	54,930
	Nong Woo Bio Co. Ltd.	2,704	20,076
	NongShim Co. Ltd.	819	228,356
	Noroo Holdings Co. Ltd.	946	7,942
	NOVAREX Co. Ltd.	1,680	14,695
	NPC	3,679	19,600
*	OCI Co. Ltd.	6,354	466,640
	OptoElectronics Solutions Co. Ltd.	1,454	22,787
*	OPTRON-TEC, Inc.	3,754	11,604
	OPTUS Pharmaceutical Co. Ltd.	2,807	14,466
	Orion Corp.	3,915	396,261
	Orion Holdings Corp.	10,473	132,984
*	Osstem Implant Co. Ltd.	3,792	576,841
*††	Osung Advanced Materials Co. Ltd.	18,972	26,481
	Ottogi Corp.	395	152,733

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Paik Kwang Industrial Co. Ltd.	8,901	$31,779
	Pan Ocean Co. Ltd.	91,797	452,194
*	PANAGENE, Inc.	3,308	9,855
*	Paradise Co. Ltd.	5,325	78,250
*	Park Systems Corp.	519	51,898
	Partron Co. Ltd.	14,316	101,134
	Paseco Co. Ltd.	1,669	20,332
*	Pearl Abyss Corp.	1,369	50,741
	People & Technology, Inc.	4,861	176,488
*	PharmaResearch Co. Ltd.	626	39,491
*	PharmGen Science, Inc.	3,486	19,350
*	Pharmicell Co. Ltd.	5,841	49,745
	PI Advanced Materials Co. Ltd.	4,953	137,882
	Poongsan Corp.	9,909	291,442
	Poongsan Holdings Corp.	3,033	71,458
	POSCO Chemical Co. Ltd.	433	79,369
	POSCO Holdings, Inc., Sponsored ADR	8,667	536,574
	POSCO Holdings, Inc.	8,883	2,182,790
	Posco ICT Co. Ltd.	8,609	47,666
	Posco International Corp.	26,084	499,444
	Posco M-Tech Co. Ltd.	2,526	17,759
	POSCO Steeleon Co. Ltd.	587	16,488
*	Power Logics Co. Ltd.	10,381	42,467
	Protec Co. Ltd.	1,550	28,802
	PSK, Inc.	5,041	73,479
	Pulmuone Co. Ltd.	7,670	70,758
	Pungkuk Ethanol Co. Ltd.	731	8,458
	Reyon Pharmaceutical Co. Ltd.	809	12,941
	RFHIC Corp.	1,003	19,802
*	RFTech Co. Ltd.	7,456	32,810
*	S Net Systems, Inc.	3,025	15,614
	S&S Tech Corp.	978	24,055
*	S.Y. Co. Ltd.	4,807	14,256
	S-1 Corp.	4,169	195,062
	Sajo Industries Co. Ltd.	1,127	39,145
	Sajodaerim Corp.	2,063	47,111
*	Sajodongaone Co. Ltd.	23,031	17,893
*	Sam Chun Dang Pharm Co. Ltd.	1,406	55,288
*	SAM KANG M&T Co. Ltd.	956	16,151
	Sam Young Electronics Co. Ltd.	5,658	43,283
	Sam Yung Trading Co. Ltd.	3,582	37,229
*	Sambo Corrugated Board Co. Ltd.	727	6,302
*	Sambo Motors Co. Ltd.	5,206	23,061
*	Sambu Engineering & Construction Co. Ltd.	31,496	32,581
	Samchully Co. Ltd.	406	161,107
*	Samchuly Bicycle Co. Ltd.	2,503	17,646
	Samho Development Co. Ltd.	8,173	26,167
	SAMHWA Paints Industrial Co. Ltd.	2,439	12,098
	Samick Musical Instruments Co. Ltd.	18,322	19,606
	Samji Electronics Co. Ltd.	3,286	23,290
*	Samjin LND Co. Ltd.	8,627	19,976
	Samkee Corp.	9,415	30,267
	Sammok S-Form Co. Ltd.	1,379	19,420
	SAMPYO Cement Co. Ltd.	17,261	50,671
*Ω	Samsung Biologics Co. Ltd.	153	98,789
	Samsung C&T Corp.	4,371	422,158
	Samsung Card Co. Ltd.	7,651	188,656
	Samsung Climate Control Co. Ltd.	973	7,907
	Samsung Electro-Mechanics Co. Ltd.	8,574	1,001,383

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd.	661,530	$32,950,961
*	Samsung Engineering Co. Ltd.	25,717	542,733
	Samsung Fire & Marine Insurance Co. Ltd.	7,890	1,300,954
*	Samsung Heavy Industries Co. Ltd.	61,658	291,383
	Samsung Life Insurance Co. Ltd.	8,967	516,249
*	Samsung Pharmaceutical Co. Ltd.	9,862	22,466
	Samsung Publishing Co. Ltd.	1,330	28,312
	Samsung SDI Co. Ltd.	623	349,131
	Samsung SDS Co. Ltd.	1,528	155,819
	Samsung Securities Co. Ltd.	18,684	508,609
	SAMT Co. Ltd.	23,178	51,060
	Samwha Capacitor Co. Ltd.	3,391	107,031
	Samyang Corp.	1,345	44,954
	Samyang Foods Co. Ltd.	667	66,873
	Samyang Holdings Corp.	1,645	96,398
	Samyang Packaging Corp.	540	7,997
	Samyang Tongsang Co. Ltd.	608	25,172
*	Sang-A Frontec Co. Ltd.	647	16,784
	Sangsangin Co. Ltd.	15,541	74,964
	Sangsin Energy Display Precision Co. Ltd.	2,886	41,070
	SaraminHR Co. Ltd.	2,179	52,682
	Satrec Initiative Co. Ltd.	226	6,414
	SAVEZONE I&C Corp.	7,852	16,839
*	SBI Investment Korea Co. Ltd.	15,114	15,106
*	SBW	106,312	30,608
*	S-Connect Co. Ltd.	9,219	7,758
*	SDN Co. Ltd.	12,868	20,168
	Seah Besteel Holdings Corp.	6,421	86,021
	SeAH Steel Corp.	668	75,291
	SeAH Steel Holdings Corp.	745	99,197
	Sebang Co. Ltd.	3,306	125,240
	Sebang Global Battery Co. Ltd.	3,462	133,906
	Seegene, Inc.	9,824	219,270
	Segyung Hitech Co. Ltd.	3,027	33,771
	Sejong Industrial Co. Ltd.	7,042	34,859
	Sejong Telecom, Inc.	63,023	39,299
*	Sekonix Co. Ltd.	4,279	20,723
	Sempio Foods Co.	344	9,482
*	S-Energy Co. Ltd.	4,248	11,543
	Seobu T&D	14,216	91,562
	Seohan Co. Ltd.	37,879	35,599
*	Seohee Construction Co. Ltd.	20,991	20,232
	Seojin System Co. Ltd.	4,216	56,277
	Seoul Auction Co. Ltd.	956	18,768
	Seoul City Gas Co. Ltd.	144	55,670
	Seoul Semiconductor Co. Ltd.	12,989	113,239
	Seoul Viosys Co. Ltd.	4,100	19,654
	SEOWONINTECH Co. Ltd.	3,132	14,789
	Seoyon Co. Ltd.	5,803	35,751
	Seoyon E-Hwa Co. Ltd.	6,608	47,741
*	Sewon E&C Co. Ltd.	38,948	17,251
	Sewoon Medical Co. Ltd.	3,757	9,240
	SFA Engineering Corp.	3,110	94,736
*	SFA Semicon Co. Ltd.	20,791	73,282
*	SG Corp.	32,481	15,119
	SGC e Tec E&C Co. Ltd.	1,115	28,064
	SGC Energy Co. Ltd.	2,557	67,459
	SH Energy & Chemical Co. Ltd.	26,194	18,865
*	Shin Heung Energy & Electronics Co. Ltd.	831	32,531

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shin Poong Pharmaceutical Co. Ltd.	491	$8,350
	Shindaeyang Paper Co. Ltd.	852	59,894
	Shinhan Financial Group Co. Ltd.	56,542	1,911,922
	Shinhan Financial Group Co. Ltd., ADR	2,400	81,648
	Shinil Electronics Co. Ltd.	11,482	19,344
*	Shinsegae Engineering & Construction Co. Ltd.	1,276	23,202
*	Shinsegae Food Co. Ltd.	604	24,457
*	Shinsegae Information & Communication Co. Ltd.	2,700	31,177
*	Shinsegae International, Inc.	3,315	66,148
*	Shinsegae, Inc.	2,377	448,662
*	Shinsung Delta Tech Co. Ltd.	3,734	25,305
*	Shinsung E&G Co. Ltd.	27,321	40,393
*	Shinsung Tongsang Co. Ltd.	23,223	48,246
*	Shinwha Intertek Corp.	10,450	26,484
*	Shinwon Construction Co. Ltd.	3,138	14,035
	Shinwon Corp.	22,158	28,576
	Shinyoung Securities Co. Ltd.	2,250	107,285
*	Showbox Corp.	6,200	19,477
*	Signetics Corp.	17,051	16,756
	SIGONG TECH Co. Ltd.	2,357	8,999
	Silla Co. Ltd.	3,447	31,298
*	Simmtech Co. Ltd.	8,513	211,123
*	SIMMTECH HOLDINGS Co. Ltd.	9,400	25,817
	SIMPAC, Inc.	9,536	40,640
	Sindoh Co. Ltd.	2,160	58,735
	Sinil Pharm Co. Ltd.	3,269	22,410
*	SJ Group Co. Ltd.	1,635	23,832
*	SK Biopharmaceuticals Co. Ltd.	1,054	62,210
	SK Chemicals Co. Ltd.	1,218	83,229
	SK D&D Co. Ltd.	2,050	35,257
	SK Discovery Co. Ltd.	4,198	108,753
	SK Gas Ltd.	1,006	99,892
	SK Hynix, Inc.	81,601	5,903,329
*	SK Innovation Co. Ltd.	13,915	1,849,513
#	SK Networks Co. Ltd.	72,535	239,999
*	SK Rent A Car Co. Ltd.	1,325	7,650
	SK Securities Co. Ltd.	72,246	46,488
	SK Telecom Co. Ltd.	9,269	351,250
	SK, Inc.	6,494	1,050,413
	SKC Co. Ltd.	1,922	149,832
	SL Corp.	2,753	57,736
*	SM Culture & Contents Co. Ltd.	6,494	17,499
	SM Entertainment Co. Ltd.	1,522	109,488
*††	S-MAC Co. Ltd.	13,654	15,989
	SNT Dynamics Co. Ltd.	5,786	50,566
	SNT Holdings Co. Ltd.	2,300	30,166
	SNT Motiv Co. Ltd.	4,395	163,638
*	SNU Precision Co. Ltd.	3,896	9,676
	S-Oil Corp.	8,485	612,092
*	Solborn, Inc.	8,354	41,599
*	Solid, Inc.	4,207	20,112
*	SOLUM Co. Ltd.	8,031	146,426
	Solus Advanced Materials Co. Ltd.	589	19,001
	Songwon Industrial Co. Ltd.	7,973	123,095
*	Sonid, Inc.	1,547	5,451
	Soosan Heavy Industries Co. Ltd.	11,049	26,800
#	Soulbrain Co. Ltd.	1,008	192,505
	Soulbrain Holdings Co. Ltd.	2,987	60,750
	SPC Samlip Co. Ltd.	717	42,407

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SPG Co. Ltd.	1,751	$28,470
*	Spigen Korea Co. Ltd.	885	24,971
	Ssangyong C&E Co. Ltd.	22,980	107,650
	ST Pharm Co. Ltd.	325	21,588
	STIC Investments, Inc.	11,734	58,612
*	Straffic Co. Ltd.	3,426	11,647
*	Studio Dragon Corp.	582	38,232
*	STX Heavy Industries Co. Ltd.	3,673	22,820
*	Sugentech, Inc.	1,356	10,175
	Suheung Co. Ltd.	1,837	50,421
	Sun Kwang Co. Ltd.	384	44,729
	Sung Kwang Bend Co. Ltd.	4,660	50,105
*	Sungchang Enterprise Holdings Ltd.	23,155	41,955
	Sungshin Cement Co. Ltd.	6,391	49,814
	Sungwoo Hitech Co. Ltd.	18,816	77,304
	Sunjin Co. Ltd.	4,911	39,466
*	Suprema, Inc.	1,173	23,273
	SV Investment Corp.	4,032	7,577
*	Synopex, Inc.	31,811	74,787
*	Systems Technology, Inc.	3,189	33,284
	T&L Co. Ltd.	556	17,491
	Tae Kyung Industrial Co. Ltd.	6,193	33,456
	Taekwang Industrial Co. Ltd.	130	78,476
	Taekyung BK Co. Ltd.	2,157	9,705
*††	Taewoong Co. Ltd.	5,246	42,110
	Taeyoung Engineering & Construction Co. Ltd.	10,872	37,322
*	Taihan Electric Wire Co. Ltd.	17,126	22,385
*	Taihan Textile Co. Ltd.	1,039	44,017
	Tailim Packaging Co. Ltd.	6,595	16,547
	TCC Steel	2,534	23,536
	TechWing, Inc.	8,372	43,033
*	Telcon RF Pharmaceutical, Inc.	6,530	5,578
	Telechips, Inc.	1,469	15,229
	TES Co. Ltd.	2,411	34,871
*	Theragen Etex Co. Ltd.	10,277	38,992
*	Thinkware Systems Corp.	2,160	24,640
*	TK Chemical Corp.	5,610	14,607
*	TK Corp.	5,311	70,609
	TKG Huchems Co. Ltd.	3,651	58,493
	Tokai Carbon Korea Co. Ltd.	1,792	152,623
	Tongyang Life Insurance Co. Ltd.	18,908	73,519
	Tongyang, Inc.	65,030	58,524
*	Top Engineering Co. Ltd.	3,089	13,425
*	Toptec Co. Ltd.	7,951	59,163
	Tovis Co. Ltd.	5,714	49,459
	TS Corp.	24,800	56,153
	TSE Co. Ltd.	722	23,963
*	Tuksu Construction Co. Ltd.	2,985	21,057
*	TY Holdings Co. Ltd.	11,155	106,730
	TYM Corp.	31,457	69,146
	UBCare Co. Ltd.	3,040	16,863
	Ubiquoss Holdings, Inc.	1,495	19,608
	Ubiquoss, Inc.	1,332	17,351
	Uju Electronics Co. Ltd.	1,734	20,876
	Uni-Chem Co. Ltd.	14,391	14,568
*	Unick Corp.	2,721	14,104
*	Unid Btplus Co. Ltd.	2,539	15,025
	Unid Co. Ltd.	1,619	112,083
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	32,637

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Uniquest Corp.	3,608	$28,546
*	Unison Co. Ltd.	8,341	11,976
	Value Added Technology Co. Ltd.	2,552	73,977
	Viatron Technologies, Inc.	3,044	22,711
	VICTEK Co. Ltd.	3,660	16,559
*	Vidente Co. Ltd.	10,155	33,490
	Vieworks Co. Ltd.	1,617	42,437
*	Vina Tech Co. Ltd.	640	21,905
	Visang Education, Inc.	2,929	14,515
*	Vitzro Tech Co. Ltd.	1,388	8,289
*	Vitzrocell Co. Ltd.	1,842	24,231
*	Vivozon Pharmaceutical Co.Ltd	38,499	25,937
*	VT GMP Co. Ltd.	6,333	29,447
	Webcash Corp.	1,201	15,507
*	Webzen, Inc.	3,574	54,119
	Welcron Co. Ltd.	4,930	13,459
*	Wellbiotec Co. Ltd.	1,524	1,326
*	Wemade Play Co. Ltd.	801	9,294
	Whanin Pharmaceutical Co. Ltd.	3,091	43,991
	Wiable Corp.	7,492	15,274
*	WillBes & Co.	21,261	12,369
	Winix, Inc.	1,651	17,868
*	Winpac, Inc.	11,956	12,650
*	Wins Co. Ltd.	1,377	14,852
	WiSoL Co. Ltd.	11,563	67,547
*	WIZIT Co. Ltd.	16,810	10,614
*	WONIK CUBE Corp.	5,786	10,812
*	Wonik Holdings Co. Ltd.	19,365	56,395
	WONIK IPS Co. Ltd.	6,523	164,866
	Wonik Materials Co. Ltd.	2,336	55,907
	Wonik QnC Corp.	5,520	115,131
	Woojin, Inc.	3,421	25,245
*	Woongjin Co. Ltd.	15,237	17,233
	Woongjin Thinkbig Co. Ltd.	14,121	29,401
*	Wooree Bio Co. Ltd.	11,586	30,004
	Woori Financial Group, Inc.	117,741	1,228,134
	Woori Investment Bank Co. Ltd.	103,902	70,702
*	Woori Technology Investment Co. Ltd.	5,748	24,666
*	Woori Technology, Inc.	10,028	11,975
*	Woorison F&G Co. Ltd.	11,019	16,207
*	Woory Industrial Co. Ltd.	1,139	13,267
*	Woosu AMS Co. Ltd.	6,858	15,254
	WooSung Co. Ltd.	632	12,360
	Worldex Industry & Trading Co. Ltd.	3,860	65,239
*	Wysiwyg Studios Co. Ltd.	1,715	26,734
	Y G-1 Co. Ltd.	3,966	22,003
*	Y2 Solution Co. Ltd.	11,930	6,346
	YAS Co. Ltd.	821	5,678
*	Y-entec Co. Ltd.	1,858	13,944
*	YG Entertainment, Inc.	1,090	46,316
*	YIK Corp.	4,798	12,897
	YMC Co. Ltd.	1,408	6,624
	Yonwoo Co. Ltd.	1,289	19,669
	Yoosung Enterprise Co. Ltd.	3,387	7,783
	Youlchon Chemical Co. Ltd.	974	31,226
	Young Poong Corp.	186	94,449
	Young Poong Precision Corp.	5,214	48,320
	Youngone Corp.	8,569	304,740
	Youngone Holdings Co. Ltd.	1,902	94,761

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	YoungWoo DSP Co. Ltd.	6,728	$8,112
	Yuanta Securities Korea Co. Ltd.	48,366	108,561
	Yuhan Corp.	3,509	149,341
*	Yungjin Pharmaceutical Co. Ltd.	4,287	12,575
	Yuyu Pharma, Inc.	3,478	17,658
*	Zeus Co. Ltd.	1,979	44,844
	Zinus, Inc.	3,502	109,171
TOTAL SOUTH KOREA			145,201,371
SPAIN — (1.5%)
	Acciona SA	9,224	1,799,603
	Acerinox SA	64,969	703,609
#	ACS Actividades de Construccion y Servicios SA	53,127	1,572,225
Ω	Aedas Homes SA	1,753	29,527
*Ω	Aena SME SA	3,704	556,522
	Alantra Partners SA	733	9,484
	Almirall SA	12,790	128,875
*	Amadeus IT Group SA	39,870	2,511,968
*	Amper SA	289,548	51,843
	Applus Services SA	37,477	287,627
#	Atresmedia Corp. de Medios de Comunicacion SA	37,315	139,111
	Azkoyen SA	6,948	48,809
	Banco Bilbao Vizcaya Argentaria SA	764,346	5,399,164
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	187,627
	Banco de Sabadell SA	2,392,489	3,127,853
*	Banco Santander SA	1,260,985	4,383,828
	Bankinter SA	184,374	1,330,259
	CaixaBank SA	284,230	1,261,117
Ω	Cellnex Telecom SA	12,503	489,967
	Cia de Distribucion Integral Logista Holdings SA	24,479	663,220
	CIE Automotive SA	19,308	573,536
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	200,518
*	Distribuidora Internacional de Alimentacion SA	1,842,663	29,538
	Ebro Foods SA	24,428	419,649
*	eDreams ODIGEO SA	14,866	85,974
	Elecnor SA	10,479	129,788
	Enagas SA	70,803	1,269,589
	Ence Energia y Celulosa SA	51,136	168,510
	Endesa SA	42,254	842,406
	Ercros SA	55,534	222,095
	Faes Farma SA	132,219	495,596
	Ferrovial SA	41,032	1,210,783
	Fluidra SA	13,851	244,526
	Fomento de Construcciones y Contratas SA	16,659	161,821
Ω	Gestamp Automocion SA	59,694	263,569
Ω	Global Dominion Access SA	52,811	226,453
*	Grenergy Renovables SA	272	9,845
*	Grifols SA	33,116	438,391
	Grupo Catalana Occidente SA	12,112	375,430
#	Grupo Empresarial San Jose SA	5,388	25,177
	Iberdrola SA	239,616	2,811,119
	Iberdrola SA	3,993	46,644
	Indra Sistemas SA	57,644	703,847
	Industria de Diseno Textil SA	74,806	2,335,504
	Laboratorio Reig Jofre SA	2,505	7,289
	Laboratorios Farmaceuticos Rovi SA	5,482	232,288
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	192,146
	Mapfre SA	282,497	568,227
*	Melia Hotels International SA	30,113	200,517

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Miquel y Costas & Miquel SA	17,620	$234,466
	Naturgy Energy Group SA	14,831	420,640
Ω	Neinor Homes SA	7,810	78,362
*	Obrascon Huarte Lain SA	63,045	38,265
	Pharma Mar SA	3,791	249,993
*	Promotora de Informaciones SA, Class A	69,984	28,230
#Ω	Prosegur Cash SA	58,546	46,634
#	Prosegur Cia de Seguridad SA	85,405	193,299
*	Realia Business SA	44,100	51,100
	Red Electrica Corp. SA	60,364	1,068,376
	Repsol SA	395,910	6,503,548
	Sacyr SA	159,160	489,612
*	Solaria Energia y Medio Ambiente SA	23,200	476,033
Ω	Talgo SA	16,917	68,689
*	Tecnicas Reunidas SA	5,120	61,509
	Telefonica SA	1,306,498	4,963,414
*	Tubacex SA	32,678	86,055
Ω	Unicaja Banco SA	704,564	866,015
	Vidrala SA	7,368	743,247
	Viscofan SA	17,054	1,099,140
	Vocento SA	5,805	4,333
TOTAL SPAIN			56,943,973
SWEDEN — (1.9%)
	AAK AB	14,671	253,218
Ω	AcadeMedia AB	40,463	190,585
	AddLife AB, Class B	21,172	223,444
	AddNode Group AB	20,152	200,530
	AddTech AB, Class B	44,403	709,086
	AFRY AB	27,922	504,062
	Alfa Laval AB	8,084	254,045
#Ω	Alimak Group AB	11,144	87,752
*	Alleima AB	16,929	84,657
	Alligo AB, Class B	11,880	101,240
Ω	Ambea AB	22,180	83,261
*	Annehem Fastigheter AB, Class B	21,357	46,803
*	Arise AB	9,630	45,511
	Arjo AB, Class B	66,722	258,915
	Assa Abloy AB, Class B	23,784	560,262
	Atlas Copco AB, Class A	172,912	2,051,784
	Atlas Copco AB, Class B	100,484	1,059,866
	Atrium Ljungberg AB, Class B	10,829	193,598
*Ω	Attendo AB	43,919	110,407
#	Avanza Bank Holding AB	25,525	588,954
	Axfood AB	17,325	446,218
	Beijer Alma AB	17,589	348,795
	Beijer Electronics Group AB	9,101	97,000
#	Beijer Ref AB	35,202	543,059
	Bergman & Beving AB	10,482	108,775
	Besqab AB	1,464	10,044
	Betsson AB, Class B	52,606	436,065
#*	Better Collective AS	6,605	99,142
*	BHG Group AB	2,661	3,920
	Bilia AB, Class A	42,435	490,310
	Billerud AB	55,833	648,625
	BioGaia AB, Class B	24,595	216,270
	Biotage AB	11,611	179,447
	Bjorn Borg AB	5,162	15,593
	Boliden AB	49,785	2,234,200

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bonava AB, Class B	35,832	$109,267
*Ω	Boozt AB	4,216	54,695
Ω	Bravida Holding AB	46,961	519,125
	Bufab AB	14,774	382,812
#	Bulten AB	5,345	34,298
	Bure Equity AB	25,410	640,032
	Byggmax Group AB	33,815	137,747
	Castellum AB	14,438	198,105
	Catella AB	7,387	26,692
	Catena AB	5,475	229,052
*	Catena Media PLC	18,692	49,395
*	Cavotec SA	12,443	15,441
	Cellavision AB	4,911	115,897
	Cibus Nordic Real Estate AB	3,337	47,304
#	Clas Ohlson AB, Class B	12,761	85,089
	Cloetta AB, Class B	103,165	214,869
*	Collector Bank AB	16,670	63,165
	Concentric AB	12,248	260,337
Ω	Coor Service Management Holding AB	23,555	150,503
#	Corem Property Group AB, Class B	129,733	118,770
	Corem Property Group AB, Class D	677	12,421
	Dios Fastigheter AB	22,212	169,262
Ω	Dometic Group AB	78,050	491,876
*	Doro AB	319	474
*	Duni AB	13,942	120,708
Ω	Dustin Group AB	32,778	110,475
	Eastnine AB	6,403	76,769
	Elanders AB, Class B	2,784	46,119
	Electrolux AB, Class B	71,713	1,015,732
	Electrolux Professional AB, Class B	54,838	255,523
#	Elekta AB, Class B	69,144	503,284
*Ω	Eltel AB	29,981	27,579
*	Enea AB	5,780	49,001
	Eolus Vind AB, Class B	3,040	32,844
	Epiroc AB, Class A	45,938	893,804
	Epiroc AB, Class B	27,773	463,045
	Essity AB, Class A	1,798	47,002
	Essity AB, Class B	37,630	983,051
Ω	Evolution AB	7,250	814,835
	eWork Group AB	2,020	23,923
#	Fabege AB	20,891	197,445
	Fagerhult AB	21,164	99,076
*	Fastighets AB Balder, Class B	25,764	132,742
	Fastighets AB Trianon	1,952	4,366
	FastPartner AB, Class A	7,965	64,879
#	Fenix Outdoor International AG	1,057	97,956
	FormPipe Software AB	3,073	6,606
	Fortnox AB	22,852	115,314
	G5 Entertainment AB	1,255	23,366
	GARO AB	5,784	57,005
	Getinge AB, Class B	15,115	340,504
	Granges AB	37,038	309,799
	H & M Hennes & Mauritz AB, Class B	73,463	904,791
	Hanza AB	3,128	18,953
	Heba Fastighets AB, Class B	8,334	30,495
	Hexagon AB, Class B	59,437	681,356
	Hexatronic Group AB	27,295	335,959
	Hexpol AB	60,988	658,844
	HMS Networks AB	7,967	297,012

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Hoist Finance AB	27,317	$83,983
	Holmen AB, Class B	13,019	536,976
	Hufvudstaden AB, Class A	16,447	247,694
*	Humana AB	10,834	21,235
	Husqvarna AB, Class A	4,692	39,933
	Husqvarna AB, Class B	80,264	682,877
	Indutrade AB	39,449	876,053
	Instalco AB	33,188	128,376
*	International Petroleum Corp.	37,760	406,322
	Intrum AB	17,623	228,069
	Inwido AB	29,409	320,506
*	ITAB Shop Concept AB	6,100	6,786
	JM AB	21,144	394,170
#*	John Mattson Fastighetsforetagen AB	1,316	11,280
*	Karnov Group AB	9,211	53,022
#*	K-fast Holding AB	3,272	8,724
	Kindred Group PLC, SDR	70,894	714,415
	KNOW IT AB	6,875	134,372
	Lagercrantz Group AB, Class B	58,890	617,856
	Lifco AB, Class B	22,000	404,147
	Lime Technologies AB	2,352	51,559
	Lindab International AB	26,860	380,966
	Loomis AB	41,673	1,239,247
	Medicover AB, Class B	10,712	182,962
*	Medivir AB, Class B	9,920	8,721
	MEKO AB	18,686	207,104
*	Micro Systemation AB, Class B	5,052	18,302
*	Millicom International Cellular SA, SDR	63,261	1,083,872
#	MIPS AB	8,086	309,445
	Modern Times Group MTG AB, Class B	39,114	346,283
*	Momentum Group AB	11,880	86,367
Ω	Munters Group AB	30,037	287,998
	Mycronic AB	16,233	346,991
	NCAB Group AB	36,999	237,273
	NCC AB, Class B	32,483	321,350
	Nederman Holding AB	1,436	25,242
#*	Neobo Fastigheter AB	8,965	16,760
*	Net Insight AB, Class B	127,831	85,324
	New Wave Group AB, Class B	25,425	572,093
	Nibe Industrier AB, Class B	32,148	347,336
	Nilorngruppen AB, Class B	1,320	11,511
	Nobia AB	57,952	101,140
	Nolato AB, Class B	69,620	420,447
	Nordic Paper Holding AB	12,010	48,918
	Nordic Waterproofing Holding AB	11,053	172,858
	Nordnet AB publ	12,478	202,824
*	Note AB	7,145	149,985
	NP3 Fastigheter AB	8,033	177,388
	Nyfosa AB	30,997	270,290
	OEM International AB, Class B	16,124	119,675
	Orron Energy AB	12,136	22,499
*	Ovzon AB	2,049	10,402
*	Pandox AB	28,379	390,720
	Peab AB, Class B	106,789	666,411
	Platzer Fastigheter Holding AB, Class B	7,438	65,250
	Prevas AB, Class B	1,265	16,688
	Pricer AB, Class B	36,633	63,999
	Proact IT Group AB	15,437	130,230
	Ratos AB, Class B	103,114	415,859

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	RaySearch Laboratories AB	6,442	$47,821
	Rejlers AB	685	10,136
Ω	Resurs Holding AB	53,508	142,478
	Rottneros AB	37,562	53,057
	Saab AB, Class B	10,698	437,960
	Sagax AB, Class B	9,262	230,392
#	Samhallsbyggnadsbolaget i Norden AB	89,654	163,788
#	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	16,363
	Sandvik AB	84,646	1,749,433
*	Scandi Standard AB	26,009	124,733
*Ω	Scandic Hotels Group AB	48,606	179,186
#*	Sdiptech AB, Class B	576	14,064
	Sectra AB, Class B	28,568	404,572
	Securitas AB, Class B	68,998	631,577
*	Sensys Gatso Group AB	331,827	33,638
#*Ω	Sinch AB	12,098	50,013
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,173,380
	Skandinaviska Enskilda Banken AB, Class C	1,726	23,246
	Skanska AB, Class B	67,748	1,195,759
	SKF AB, Class A	5,921	105,002
	SKF AB, Class B	64,642	1,144,053
	SkiStar AB	11,548	125,059
	Softronic AB, Class B	9,555	20,366
*	Solid Forsakring AB	5,351	35,092
	SSAB AB,Class A	78,581	561,639
	SSAB AB,Class B	172,713	1,176,965
*	Stendorren Fastigheter AB	1,640	30,853
*	Stillfront Group AB	108,784	189,862
	Svenska Cellulosa AB SCA, Class A	3,687	51,335
	Svenska Cellulosa AB SCA, Class B	53,620	744,585
	Svenska Handelsbanken AB, Class A	92,886	968,617
#	Svenska Handelsbanken AB, Class B	1,473	18,516
	Sweco AB, Class B	22,845	247,818
	Swedbank AB, Class A	52,408	1,008,142
*	Swedish Orphan Biovitrum AB	19,173	427,569
	Systemair AB	20,743	155,564
	Tele2 AB, Class B	140,063	1,209,661
	Telefonaktiebolaget LM Ericsson, Class A	8,659	56,140
	Telefonaktiebolaget LM Ericsson, Class B	372,202	2,158,943
	Telia Co. AB	373,004	963,335
	Tethys Oil AB	7,499	45,136
	TF Bank AB	1,297	20,579
Ω	Thule Group AB	16,794	402,448
	Trelleborg AB, Class B	28,963	724,205
	Troax Group AB	14,558	306,337
	VBG Group AB, Class B	736	10,338
*	Viaplay Group AB	9,889	244,162
	Vitec Software Group AB, Class B	3,482	147,490
	Vitrolife AB	5,945	127,464
	Volati AB	4,814	47,976
	Volvo AB, Class A	37,610	781,300
	Volvo AB, Class B	272,897	5,415,233
	Wallenstam AB, Class B	27,204	124,884
	Wihlborgs Fastigheter AB	43,452	357,745
*	XSpray Pharma AB	901	5,411
TOTAL SWEDEN			69,822,738
SWITZERLAND — (5.1%)
	ABB Ltd.	230,592	8,028,211

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Accelleron Industries AG	11,110	$262,407
	Adecco Group AG	48,100	1,786,468
#	Alcon, Inc.	60,300	4,535,193
	Allreal Holding AG	5,690	975,242
	ALSO Holding AG	2,341	476,849
*	Aluflexpack AG	656	13,474
*	ams-OSRAM AG	100,738	941,100
	APG SGA SA	491	96,112
	Arbonia AG	23,817	333,850
*	Aryzta AG	428,873	583,965
	Ascom Holding AG	11,031	97,691
#	Autoneum Holding AG	1,342	179,082
	Baloise Holding AG	13,814	2,272,028
	Banque Cantonale de Geneve	767	155,936
	Banque Cantonale Vaudoise	10,666	1,013,879
	Barry Callebaut AG	969	2,024,563
*	Basilea Pharmaceutica AG	462	24,955
	Belimo Holding AG	2,232	1,177,256
	Bell Food Group AG	922	241,818
	Bellevue Group AG	3,363	143,855
	Berner Kantonalbank AG	1,899	477,348
	BKW AG	4,777	686,943
	Bossard Holding AG, Class A	3,491	889,554
	Bucher Industries AG	2,792	1,272,221
	Burckhardt Compression Holding AG	1,030	637,719
	Burkhalter Holding AG	1,875	174,230
	Bystronic AG	651	489,187
	Calida Holding AG	2,268	111,155
	Carlo Gavazzi Holding AG	249	84,849
	Cembra Money Bank AG	10,011	888,842
	Chocoladefabriken Lindt & Spruengli AG	11	1,238,153
*	Cicor Technologies Ltd.	1,175	60,922
	Cie Financiere Richemont SA, Class A	33,209	5,119,407
	Cie Financiere Tradition SA	942	110,145
	Clariant AG	80,561	1,381,494
	Coltene Holding AG	1,932	159,339
	Comet Holding AG	1,659	383,495
	COSMO Pharmaceuticals NV	646	46,978
	Credit Suisse Group AG	97,354	335,373
	Credit Suisse Group AG, Sponsored ADR	96,272	337,915
	Daetwyler Holding AG	2,318	491,616
	DKSH Holding AG	15,090	1,285,594
	dormakaba Holding AG	982	410,257
*	Dufry AG	27,506	1,262,734
	EFG International AG	44,266	413,735
	Emmi AG	776	722,958
	EMS-Chemie Holding AG	639	476,362
	Energiedienst Holding AG	1,198	57,203
	Feintool International Holding AG	3,543	80,439
*	Flughafen Zurich AG	7,710	1,404,714
	Forbo Holding AG	407	535,501
	Fundamenta Real Estate AG	2,855	51,568
Ω	Galenica AG	19,111	1,494,625
#*	GAM Holding AG	81,462	80,511
	Geberit AG	5,062	2,880,189
	Georg Fischer AG	35,020	2,414,543
	Givaudan SA	1,713	5,553,940
#	Gurit Holding AG, Class BR	2,190	244,665
	Helvetia Holding AG	15,359	1,921,385

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	1,172	$105,778
#*	HOCHDORF Holding AG	378	9,189
	Holcim AG	68,164	4,073,155
	Huber & Suhner AG	6,475	620,974
	Hypothekarbank Lenzburg AG	3	14,027
*	Implenia AG	5,861	246,200
*	Ina Invest Holding AG	1,673	36,368
	Inficon Holding AG	699	731,855
	Interroll Holding AG	231	719,538
	Intershop Holding AG	287	192,513
	Investis Holding SA	981	106,844
	Julius Baer Group Ltd.	58,912	3,778,870
*	Jungfraubahn Holding AG	807	118,089
	Kardex Holding AG	3,616	704,747
	Komax Holding AG	1,351	444,498
	Kudelski SA	13,192	34,697
	Kuehne + Nagel International AG	9,554	2,278,214
	Landis & Gyr Group AG	7,382	543,844
	LEM Holding SA	168	371,968
	Liechtensteinische Landesbank AG	5,570	364,147
#	Logitech International SA	58,076	3,390,065
	Lonza Group AG	5,800	3,308,560
	Luzerner Kantonalbank AG	1,342	617,863
Ω	Medacta Group SA	1,901	202,584
Ω	Medmix AG	7,639	148,794
	Meier Tobler Group AG	2,640	121,268
	Metall Zug AG, Class B	79	177,856
	Mikron Holding AG	2,756	30,413
	Mobilezone Holding AG	16,695	303,148
	Mobimo Holding AG	2,735	703,283
#*	Molecular Partners AG	1,869	12,166
	Nestle SA	156,102	19,045,856
	Novartis AG, Sponsored ADR	59,410	5,383,734
	Novartis AG	88,289	7,982,123
	Novavest Real Estate AG	770	34,315
	OC Oerlikon Corp. AG	82,861	568,903
#*	Orascom Development Holding AG	4,127	34,254
	Orior AG	2,610	216,068
	Partners Group Holding AG	2,917	2,737,011
	Phoenix Mecano AG	286	107,156
	Plazza AG, Class A	322	110,457
	PSP Swiss Property AG	9,179	1,144,288
	Rieter Holding AG	1,440	167,118
	Roche Holding AG	1,815	664,364
	Roche Holding AG	58,789	18,352,184
	Romande Energie Holding SA	61	77,600
	Schaffner Holding AG	112	35,720
	Schindler Holding AG	4,180	845,568
	Schweiter Technologies AG	520	458,986
*Ω	Sensirion Holding AG	3,260	387,938
	SFS Group AG	5,982	688,256
	SGS SA	757	1,846,046
	Siegfried Holding AG	1,662	1,220,952
	SIG Group AG	95,238	2,360,565
	Sika AG	9,714	2,760,203
	Softwareone Holding AG	19,342	312,303
	Sonova Holding AG	7,451	1,863,284
	St Galler Kantonalbank AG	1,226	671,829
	Straumann Holding AG	8,734	1,143,604

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sulzer AG	7,639	$650,489
	Swatch Group AG	5,775	2,090,946
	Swatch Group AG	9,075	596,297
	Swiss Life Holding AG	5,779	3,420,288
	Swiss Prime Site AG	26,900	2,397,012
	Swiss Re AG	35,528	3,720,169
*	Swiss Steel Holding AG	247,372	51,797
	Swisscom AG	7,450	4,401,874
	Swissquote Group Holding SA	3,796	685,582
	Tecan Group AG	699	293,352
	Temenos AG	20,077	1,433,109
	Thurgauer Kantonalbank	389	50,150
	Tornos Holding AG	3,541	21,435
	TX Group AG	1,055	165,405
	u-blox Holding AG	3,181	380,483
*	UBS Group AG	204,461	4,364,297
	Valiant Holding AG	5,592	638,958
*	Varia U.S. Properties AG	573	29,152
Ω	VAT Group AG	5,009	1,559,320
	Vaudoise Assurances Holding SA	417	201,515
	Vetropack Holding AG	4,850	223,745
	Vontobel Holding AG	11,746	831,886
	VP Bank AG, Class A	1,705	184,043
	VZ Holding AG	5,041	401,247
*	V-ZUG Holding AG	790	79,563
	Walliser Kantonalbank	123	14,181
	Warteck Invest AG	29	71,580
	Ypsomed Holding AG	1,038	213,015
	Zehnder Group AG	4,844	360,531
	Zueblin Immobilien Holding AG	454	12,912
	Zug Estates Holding AG, Class B	43	84,820
	Zuger Kantonalbank AG	25	202,077
#*	Zur Rose Group AG	859	32,409
	Zurich Insurance Group AG	10,819	5,350,304
TOTAL SWITZERLAND			192,977,885
TAIWAN — (5.3%)
	ABC Taiwan Electronics Corp.	35,544	28,953
	Abico Avy Co. Ltd.	46,062	31,170
	Ability Enterprise Co. Ltd.	123,988	86,569
*	Ability Opto-Electronics Technology Co. Ltd.	29,083	70,595
	Abnova Corp.	15,000	19,282
	AcBel Polytech, Inc.	76,000	89,804
	Accton Technology Corp.	109,000	890,778
	Acer, Inc.	797,000	665,374
	ACES Electronic Co. Ltd.	39,719	43,447
*	Acon Holding, Inc.	48,041	18,454
	Acter Group Corp. Ltd.	59,470	218,953
	Action Electronics Co. Ltd.	63,000	27,924
	ADATA Technology Co. Ltd.	89,000	196,036
	Addcn Technology Co. Ltd.	4,732	30,424
	Advanced Ceramic X Corp.	14,000	94,640
#	Advanced Energy Solution Holding Co. Ltd.	2,000	52,995
	Advanced International Multitech Co. Ltd.	60,000	199,010
	Advanced Optoelectronic Technology, Inc.	31,000	18,149
	Advanced Power Electronics Corp.	7,000	26,843
	Advanced Wireless Semiconductor Co.	23,000	61,494
	Advancetek Enterprise Co. Ltd.	96,571	102,128
	Advantech Co. Ltd.	27,055	309,367

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AEON Motor Co. Ltd.	12,000	$15,952
	Aerospace Industrial Development Corp.	150,000	173,559
	AGV Products Corp.	191,875	69,969
*	Airmate Cayman International Co. Ltd.	21,000	12,265
	Airtac International Group	9,122	311,965
	Alchip Technologies Ltd.	8,000	227,570
*	ALI Corp.	74,901	54,158
	Allied Circuit Co. Ltd.	13,000	52,054
	Allis Electric Co. Ltd.	39,768	45,455
	Alltek Technology Corp.	24,040	30,887
	Alltop Technology Co. Ltd.	12,000	50,316
	Alpha Networks, Inc.	78,072	80,061
	Altek Corp.	121,000	136,479
	Amazing Microelectronic Corp.	21,114	65,347
*	Ambassador Hotel	109,000	118,473
	AMPACS Corp.	11,000	14,545
	Ampire Co. Ltd.	28,000	30,719
	AmTRAN Technology Co. Ltd.	323,395	108,325
	Anpec Electronics Corp.	19,799	91,068
	Apac Opto Electronics, Inc.	10,000	10,326
	Apacer Technology, Inc.	35,750	51,912
	APAQ Technology Co. Ltd.	17,267	24,548
	APCB, Inc.	64,000	35,409
	Apex Biotechnology Corp.	32,000	26,803
	Apex International Co. Ltd.	53,550	104,398
	Apex Science & Engineering	70,000	24,292
	Arcadyan Technology Corp.	43,540	147,679
	Ardentec Corp.	268,990	476,148
	Argosy Research, Inc.	23,714	72,015
#	ASE Technology Holding Co. Ltd., ADR	8,500	61,200
	ASE Technology Holding Co. Ltd.	688,931	2,324,482
	Asia Cement Corp.	425,000	598,738
	Asia Electronic Material Co. Ltd.	26,000	13,191
	Asia Optical Co., Inc.	63,000	134,539
*	Asia Pacific Telecom Co. Ltd.	685,581	141,796
*	Asia Plastic Recycling Holding Ltd.	96,159	22,811
	Asia Polymer Corp.	171,319	167,430
	Asia Tech Image, Inc.	12,000	26,898
	Asia Vital Components Co. Ltd.	107,000	381,387
	ASMedia Technology, Inc.	2,260	68,088
	ASolid Technology Co. Ltd.	10,000	25,028
#	ASPEED Technology, Inc.	5,500	389,501
#	ASROCK, Inc.	11,000	56,114
	Asustek Computer, Inc.	97,000	883,518
	Aten International Co. Ltd.	33,000	85,690
	Audix Corp.	34,000	60,299
	AUO Corp.	2,100,000	1,180,869
	AURAS Technology Co. Ltd.	28,000	146,104
	Aurora Corp.	14,100	36,532
	Avalue Technology, Inc.	20,000	54,573
	Aver Information, Inc.	12,000	18,589
	Axiomtek Co. Ltd.	10,000	20,191
	Bafang Yunji International Co. Ltd.	14,000	101,153
	Bank of Kaohsiung Co. Ltd.	244,866	105,245
	Baolong International Co. Ltd.	21,000	12,416
	Basso Industry Corp.	40,000	55,616
	BenQ Materials Corp.	46,000	52,195
	BES Engineering Corp.	618,000	172,983
*	Billion Electric Co. Ltd.	24,000	33,229

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bin Chuan Enterprise Co. Ltd.	22,000	$16,837
	Bionet Corp.	8,000	11,740
	Biostar Microtech International Corp.	38,000	18,355
	Bioteque Corp.	15,000	56,144
	Bizlink Holding, Inc.	13,479	118,246
	Brave C&H Supply Co. Ltd.	7,000	17,046
	Bright Led Electronics Corp.	41,000	21,426
#	Brighton-Best International Taiwan, Inc.	98,423	125,367
	C Sun Manufacturing Ltd.	51,939	77,176
*	Calin Technology Co. Ltd.	12,000	15,928
*	Cameo Communications, Inc.	90,763	30,867
	Capital Futures Corp.	46,628	59,872
	Capital Securities Corp.	787,680	305,706
*	Career Technology MFG. Co. Ltd.	132,250	108,570
	Carnival Industrial Corp.	90,999	42,851
	Caswell, Inc.	10,000	31,049
	Catcher Technology Co. Ltd.	161,000	957,408
	Cathay Financial Holding Co. Ltd.	872,286	1,241,857
	Cathay Real Estate Development Co. Ltd.	296,000	161,505
	Cayman Engley Industrial Co. Ltd.	10,654	22,351
	Celxpert Energy Corp.	32,000	36,115
	Center Laboratories, Inc.	128,544	202,755
	Central Reinsurance Co. Ltd.	76,880	46,419
	Century Iron & Steel Industrial Co. Ltd.	18,000	59,737
	Chailease Holding Co. Ltd.	188,161	1,418,008
	Chain Chon Industrial Co. Ltd.	51,548	32,574
*	ChainQui Construction Development Co. Ltd.	29,594	14,375
	Champion Building Materials Co. Ltd.	106,200	32,072
	Champion Microelectronic Corp.	3,000	4,193
	Chang Hwa Commercial Bank Ltd.	944,458	555,021
	Chang Wah Electromaterials, Inc.	116,000	123,747
	Chang Wah Technology Co. Ltd.	75,000	79,186
	Channel Well Technology Co. Ltd.	48,000	47,327
	Charoen Pokphand Enterprise	65,000	171,263
	CHC Healthcare Group	34,000	55,650
	CHC Resources Corp.	33,000	51,781
	Chen Full International Co. Ltd.	38,000	49,618
	Chenbro Micom Co. Ltd.	23,000	66,310
*	Cheng Fwa Industrial Co. Ltd.	36,000	16,286
	Cheng Loong Corp.	271,000	263,351
*	Cheng Mei Materials Technology Corp.	197,000	66,893
	Cheng Shin Rubber Industry Co. Ltd.	490,000	565,432
	Cheng Uei Precision Industry Co. Ltd.	175,000	225,746
*	Chenming Electronic Technology Corp.	32,000	20,944
	Chi Hua Fitness Co. Ltd.	6,000	14,395
	Chia Chang Co. Ltd.	40,000	48,759
	Chia Hsin Cement Corp.	215,000	130,315
	Chian Hsing Forging Industrial Co. Ltd.	17,600	18,613
	Chicony Electronics Co. Ltd.	257,773	747,558
	Chicony Power Technology Co. Ltd.	54,481	140,295
	Chief Telecom, Inc.	6,000	56,165
	Chieftek Precision Co. Ltd.	17,050	41,951
	Chien Kuo Construction Co. Ltd.	87,200	33,183
	Chien Shing Harbour Service Co. Ltd.	6,000	8,110
	China Airlines Ltd.	1,491,000	972,632
	China Bills Finance Corp.	341,000	171,654
	China Chemical & Pharmaceutical Co. Ltd.	95,000	85,029
	China Development Financial Holding Corp.	3,098,354	1,368,788
	China Electric Manufacturing Corp.	91,530	41,899

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Fineblanking Technology Co. Ltd.	17,018	$19,580
	China General Plastics Corp.	83,626	78,742
	China Glaze Co. Ltd.	48,000	22,478
*	China Man-Made Fiber Corp.	633,861	182,540
	China Metal Products	121,000	121,162
	China Motor Corp.	105,200	212,368
	China Petrochemical Development Corp.	1,498,069	506,110
	China Steel Chemical Corp.	35,000	125,866
	China Steel Corp.	1,656,000	1,752,440
	China Steel Structure Co. Ltd.	25,000	50,268
	China Wire & Cable Co. Ltd.	31,000	27,308
	Chinese Maritime Transport Ltd.	33,000	43,404
	Ching Feng Home Fashions Co. Ltd.	58,000	33,963
	Chin-Poon Industrial Co. Ltd.	184,000	184,018
	Chipbond Technology Corp.	205,000	415,305
	ChipMOS Technologies, Inc.	281,133	326,341
	Chlitina Holding Ltd.	20,000	149,071
	Chong Hong Construction Co. Ltd.	64,100	158,291
	Chroma ATE, Inc.	43,000	266,845
	Chun Yuan Steel Industry Co. Ltd.	185,000	102,155
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	301,258
	Chung Hung Steel Corp.	205,000	199,463
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,436
	Chung Hwa Pulp Corp.	171,228	96,506
	Chunghwa Precision Test Tech Co. Ltd.	4,000	72,102
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	125,970
	Chunghwa Telecom Co. Ltd.	133,000	497,037
	Chyang Sheng Dyeing & Finishing Co. Ltd.	54,000	26,569
	Cleanaway Co. Ltd.	16,000	96,654
	Clevo Co.	193,000	201,027
	CMC Magnetics Corp.	450,929	116,774
	Collins Co. Ltd.	42,000	24,826
	Compal Electronics, Inc.	1,172,000	884,724
	Compeq Manufacturing Co. Ltd.	442,000	676,371
	Compucase Enterprise	24,000	24,226
	Concord Securities Co. Ltd.	227,424	74,673
	Continental Holdings Corp.	179,000	175,994
	Contrel Technology Co. Ltd.	49,000	28,894
	Coremax Corp.	18,699	61,581
	Coretronic Corp.	199,000	391,706
	Co-Tech Development Corp.	90,552	199,604
	Cowealth Medical Holding Co. Ltd.	18,480	15,271
	Creative Sensor, Inc.	32,000	30,687
	Crowell Development Corp.	16,000	8,822
*	CSBC Corp. Taiwan	123,094	79,725
	CTBC Financial Holding Co. Ltd.	2,310,563	1,766,713
	CTCI Corp.	206,000	297,007
	CviLux Corp.	28,360	30,976
	CX Technology Co. Ltd.	11,250	9,162
	Cyberlink Corp.	23,000	65,013
	CyberPower Systems, Inc.	17,000	58,897
	CyberTAN Technology, Inc.	74,000	60,316
	Cypress Technology Co. Ltd.	20,062	36,728
	DA CIN Construction Co. Ltd.	111,000	112,981
	Dadi Early-Childhood Education Group Ltd.	8,352	29,338
	Dafeng TV Ltd.	12,000	19,540
	Da-Li Development Co. Ltd.	97,538	98,733
	Darfon Electronics Corp.	95,000	125,244
*	Darwin Precisions Corp.	169,000	51,379

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Daxin Materials Corp.	26,900	$65,219
	De Licacy Industrial Co. Ltd.	80,011	37,563
*	Delpha Construction Co. Ltd.	93,000	54,738
	Delta Electronics, Inc.	51,365	498,110
	Depo Auto Parts Ind Co. Ltd.	49,000	123,343
	Dimerco Data System Corp.	12,704	30,497
	Dimerco Express Corp.	43,440	107,510
	D-Link Corp.	169,096	87,027
	Dyaco International, Inc.	6,000	8,599
	Dynamic Holding Co. Ltd.	89,086	51,581
	Dynapack International Technology Corp.	48,000	122,875
	E & R Engineering Corp.	10,000	17,614
	E Ink Holdings, Inc.	19,000	110,253
	E.Sun Financial Holding Co. Ltd.	1,612,014	1,320,300
	Eastern Media International Corp.	88,065	70,740
	Eclat Textile Co. Ltd.	22,583	376,623
	ECOVE Environment Corp.	6,000	51,836
*	Edimax Technology Co. Ltd.	97,000	51,813
	Edison Opto Corp.	23,136	13,795
	Edom Technology Co. Ltd.	72,013	66,031
	eGalax_eMPIA Technology, Inc.	19,695	37,743
	Egis Technology, Inc.	37,000	81,207
	Elan Microelectronics Corp.	94,900	308,599
*	E-Lead Electronic Co. Ltd.	17,429	44,276
	E-LIFE MALL Corp.	23,000	63,719
	Elite Advanced Laser Corp.	28,768	38,420
	Elite Material Co. Ltd.	51,000	309,759
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	225,603
*	Elitegroup Computer Systems Co. Ltd.	128,000	92,385
	eMemory Technology, Inc.	18,000	986,911
	Emerging Display Technologies Corp.	31,000	21,449
	Ennoconn Corp.	21,840	163,394
	Ennostar, Inc.	228,450	383,532
	EnTie Commercial Bank Co. Ltd.	251,000	124,456
	Episil Technologies, Inc.	24,000	77,943
	Episil-Precision, Inc.	14,000	35,783
	Eson Precision Ind Co. Ltd.	30,000	61,155
	Eternal Materials Co. Ltd.	237,527	257,628
	Eurocharm Holdings Co. Ltd.	6,000	34,365
	Eva Airways Corp.	947,922	925,036
*	Everest Textile Co. Ltd.	164,535	39,177
	Evergreen International Storage & Transport Corp.	215,000	194,120
	Evergreen Marine Corp. Taiwan Ltd.	305,872	1,562,622
	Everlight Chemical Industrial Corp.	171,405	109,024
	Everlight Electronics Co. Ltd.	180,000	225,735
	Everspring Industry Co. Ltd.	36,900	15,704
	Excelliance Mos Corp.	7,000	29,726
	Excelsior Medical Co. Ltd.	57,064	135,238
	Far Eastern Department Stores Ltd.	374,000	270,698
	Far Eastern International Bank	1,303,634	509,531
	Far Eastern New Century Corp.	544,100	594,666
	Far EasTone Telecommunications Co. Ltd.	185,000	411,537
	Faraday Technology Corp.	48,000	274,565
	Farcent Enterprise Co. Ltd.	5,000	9,169
	Farglory F T Z Investment Holding Co. Ltd.	22,000	40,674
	Farglory Land Development Co. Ltd.	97,000	188,921
*	Federal Corp.	118,926	83,089
	Feedback Technology Corp.	7,700	22,949
	Feng Hsin Steel Co. Ltd.	165,000	380,642

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Feng TAY Enterprise Co. Ltd.	67,958	$448,701
	First Financial Holding Co. Ltd.	1,451,461	1,265,951
	First Hi-Tec Enterprise Co. Ltd.	27,554	48,527
	First Hotel	48,000	22,745
	First Insurance Co. Ltd.	96,000	51,886
*	First Steamship Co. Ltd.	280,468	81,291
	FIT Holding Co. Ltd.	9,000	8,727
	Fitipower Integrated Technology, Inc.	40,000	194,096
	Fittech Co. Ltd.	24,000	76,652
	FLEXium Interconnect, Inc.	128,112	429,217
	Flytech Technology Co. Ltd.	31,297	71,739
#	FocalTech Systems Co. Ltd.	39,000	88,016
	Forest Water Environment Engineering Co. Ltd.	18,190	16,643
	Formosa Advanced Technologies Co. Ltd.	50,000	66,836
	Formosa Chemicals & Fibre Corp.	315,000	759,243
	Formosa International Hotels Corp.	8,672	72,836
	Formosa Laboratories, Inc.	40,544	87,975
	Formosa Oilseed Processing Co. Ltd.	14,000	26,805
	Formosa Petrochemical Corp.	45,000	126,125
	Formosa Plastics Corp.	235,000	700,504
	Formosa Sumco Technology Corp.	14,000	73,348
	Formosa Taffeta Co. Ltd.	278,000	251,573
	Formosan Rubber Group, Inc.	107,110	78,704
	Formosan Union Chemical	127,945	98,219
	Founding Construction & Development Co. Ltd.	72,000	41,594
	Foxconn Technology Co. Ltd.	221,535	401,787
	Foxsemicon Integrated Technology, Inc.	36,357	234,898
	Froch Enterprise Co. Ltd.	89,000	71,249
	FSP Technology, Inc.	45,000	58,234
	Fubon Financial Holding Co. Ltd.	755,256	1,521,148
	Fulgent Sun International Holding Co. Ltd.	43,432	192,763
	Fullerton Technology Co. Ltd.	51,000	31,208
	Fulltech Fiber Glass Corp.	132,117	55,049
	Fusheng Precision Co. Ltd.	14,000	103,690
	Fwusow Industry Co. Ltd.	57,000	37,480
	G Shank Enterprise Co. Ltd.	49,000	79,257
	Gallant Precision Machining Co. Ltd.	11,000	10,682
	Gamania Digital Entertainment Co. Ltd.	54,000	145,203
*	GCS Holdings, Inc.	9,000	11,790
	GEM Services, Inc.	25,210	59,183
	Gemtek Technology Corp.	153,000	141,532
	General Interface Solution Holding Ltd.	88,000	250,596
	General Plastic Industrial Co. Ltd.	20,480	20,560
	Generalplus Technology, Inc.	19,000	31,334
	GeneReach Biotechnology Corp.	8,800	18,176
	Genesys Logic, Inc.	20,000	70,202
	Genius Electronic Optical Co. Ltd.	35,616	438,992
	GeoVision, Inc.	22,977	29,908
	Getac Holdings Corp.	163,000	247,866
	GFC Ltd.	15,000	34,981
	Giant Manufacturing Co. Ltd.	74,994	514,892
*	Giantplus Technology Co. Ltd.	117,000	58,400
	Gigabyte Technology Co. Ltd.	156,000	605,849
*	Gigasolar Materials Corp.	5,790	20,752
*	Gigastorage Corp.	44,000	28,901
	Global Brands Manufacture Ltd.	111,320	107,307
	Global Lighting Technologies, Inc.	23,000	43,510
	Global Mixed Mode Technology, Inc.	25,000	135,695
	Global PMX Co. Ltd.	9,000	46,065

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Global Unichip Corp.	19,000	$501,475
	Globalwafers Co. Ltd.	33,000	578,987
*	Globe Union Industrial Corp.	99,000	43,590
	Gloria Material Technology Corp.	165,680	210,200
*	Glotech Industrial Corp.	38,000	15,062
	Gold Circuit Electronics Ltd.	81,000	237,473
	Goldsun Building Materials Co. Ltd.	284,338	244,202
	Good Will Instrument Co. Ltd.	25,000	23,449
	Gourmet Master Co. Ltd.	40,237	202,677
	Grand Fortune Securities Co. Ltd.	76,076	26,260
	Grand Pacific Petrochemical	385,000	258,308
	Grand Process Technology Corp.	5,000	39,664
	GrandTech CG Systems, Inc.	26,775	50,232
	Grape King Bio Ltd.	32,000	184,371
	Great China Metal Industry	77,000	62,650
	Great Taipei Gas Co. Ltd.	75,000	77,600
	Great Tree Pharmacy Co. Ltd.	14,175	146,048
	Great Wall Enterprise Co. Ltd.	220,571	340,860
	Greatek Electronics, Inc.	148,000	251,539
*††	Green Energy Technology, Inc.	133,000	0
	GTM Holdings Corp.	52,000	44,678
	Gudeng Precision Industrial Co. Ltd.	5,000	46,614
	Hai Kwang Enterprise Corp.	21,000	16,942
	Hannstar Board Corp.	127,602	139,858
	HannStar Display Corp.	754,000	305,931
	HannsTouch Solution, Inc.	188,079	59,014
	Hanpin Electron Co. Ltd.	14,000	13,572
	Harvatek Corp.	62,000	38,453
	Heran Co. Ltd.	3,000	10,871
	Hey Song Corp.	106,000	117,093
	Highlight Tech Corp.	23,871	40,768
	Highwealth Construction Corp.	193,991	266,115
	HIM International Music, Inc.	11,900	32,814
	Hiroca Holdings Ltd.	26,000	38,786
	Hitron Technology, Inc.	38,559	33,588
	Hiwin Technologies Corp.	69,949	523,002
	Hiyes International Co. Ltd.	8,000	18,284
	Ho Tung Chemical Corp.	399,125	115,625
	Hocheng Corp.	105,780	63,918
	Holiday Entertainment Co. Ltd.	15,300	32,096
	Holtek Semiconductor, Inc.	48,000	117,030
	Holy Stone Enterprise Co. Ltd.	38,500	117,438
	Hon Hai Precision Industry Co. Ltd.	715,624	2,386,414
*	Hong Pu Real Estate Development Co. Ltd.	97,000	72,808
	Hong TAI Electric Industrial	66,000	44,418
	Hong YI Fiber Industry Co.	56,000	33,167
	Horizon Securities Co. Ltd.	119,780	36,069
	Hota Industrial Manufacturing Co. Ltd.	7,263	17,551
	Hotai Finance Co. Ltd.	39,000	137,637
	Hotai Motor Co. Ltd.	13,000	285,417
*	Hotron Precision Electronic Industrial Co. Ltd.	18,000	21,378
	Hsin Kuang Steel Co. Ltd.	46,000	74,644
	Hsin Yung Chien Co. Ltd.	12,390	39,919
	Hsing TA Cement Co.	70,000	38,665
*	HTC Corp.	145,000	296,787
	Hu Lane Associate, Inc.	17,725	91,855
	HUA ENG Wire & Cable Co. Ltd.	132,000	70,566
	Hua Nan Financial Holdings Co. Ltd.	1,135,055	863,573
	Hua Yu Lien Development Co. Ltd.	21,000	38,485

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huaku Development Co. Ltd.	83,000	$246,374
	Hung Ching Development & Construction Co. Ltd.	54,000	38,147
	Hung Sheng Construction Ltd.	205,664	159,763
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	32,997
	Hycon Technology Corp.	6,000	11,732
	IBF Financial Holdings Co. Ltd.	1,216,585	511,704
	Ichia Technologies, Inc.	119,000	71,689
	I-Chiun Precision Industry Co. Ltd.	38,851	30,143
	IEI Integration Corp.	47,340	117,463
	Infortrend Technology, Inc.	88,000	51,870
#	Innodisk Corp.	27,573	174,387
	Innolux Corp.	2,734,910	1,118,937
	Inpaq Technology Co. Ltd.	22,800	39,914
	Insyde Software Corp.	11,000	34,038
	Intai Technology Corp.	8,400	32,121
*	Integrated Service Technology, Inc.	27,109	77,674
	IntelliEPI, Inc.	8,000	15,172
	International CSRC Investment Holdings Co.	291,562	192,996
	International Games System Co. Ltd.	38,000	628,669
	Inventec Corp.	670,000	564,806
	Iron Force Industrial Co. Ltd.	14,000	35,702
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	35,870
	I-Sunny Construction & Development Co. Ltd.	6,600	17,657
	ITE Technology, Inc.	43,000	113,890
	ITEQ Corp.	104,029	282,952
	Jarllytec Co. Ltd.	21,000	44,069
	Jean Co. Ltd.	25,087	11,027
	Jentech Precision Industrial Co. Ltd.	10,998	138,595
	Jess-Link Products Co. Ltd.	30,250	42,631
	Jia Wei Lifestyle, Inc.	9,442	16,244
	Jih Lin Technology Co. Ltd.	28,000	63,507
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	14,962
	Jinan Acetate Chemical Co. Ltd.	5,989	57,744
*	Jinli Group Holdings Ltd.	57,008	22,269
	JMC Electronics Co. Ltd.	6,000	6,361
	Jourdeness Group Ltd.	21,000	53,289
	K Laser Technology, Inc.	44,000	27,948
	Kaimei Electronic Corp.	31,120	63,450
#	Kaori Heat Treatment Co. Ltd.	13,000	92,708
	Kaulin Manufacturing Co. Ltd.	45,000	21,047
	Kedge Construction Co. Ltd.	6,600	11,902
	KEE TAI Properties Co. Ltd.	185,000	78,718
	Kenda Rubber Industrial Co. Ltd.	185,015	191,279
	Kenmec Mechanical Engineering Co. Ltd.	44,000	39,299
	Kerry TJ Logistics Co. Ltd.	53,000	69,002
*	Key Ware Electronics Co. Ltd.	61,129	21,597
	Keystone Microtech Corp.	2,000	13,181
	Kindom Development Co. Ltd.	91,200	88,363
	King Chou Marine Technology Co. Ltd.	36,340	45,378
	King Slide Works Co. Ltd.	9,000	121,687
	King Yuan Electronics Co. Ltd.	511,000	655,616
	King's Town Bank Co. Ltd.	388,000	448,604
*	King's Town Construction Co. Ltd.	34,000	37,414
#	Kinik Co.	29,000	116,209
	Kinko Optical Co. Ltd.	28,365	24,027
	Kinpo Electronics	566,000	256,478
	Kinsus Interconnect Technology Corp.	104,000	395,029
	KMC Kuei Meng International, Inc.	17,300	86,968
	KNH Enterprise Co. Ltd.	76,000	43,897

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ko Ja Cayman Co. Ltd.	5,000	$7,731
	KS Terminals, Inc.	32,000	76,469
	Kung Long Batteries Industrial Co. Ltd.	21,000	97,389
*	Kung Sing Engineering Corp.	190,573	42,536
	Kuo Toong International Co. Ltd.	80,315	61,765
*	Kuo Yang Construction Co. Ltd.	84,360	51,771
	Kwong Lung Enterprise Co. Ltd.	20,000	34,576
	KYE Systems Corp.	99,000	34,303
	L&K Engineering Co. Ltd.	71,000	100,973
	La Kaffa International Co. Ltd.	11,000	50,817
	LAN FA Textile	93,000	25,940
	Land Mark Optoelectronics Corp.	14,000	59,895
	Lanner Electronics, Inc.	33,048	101,845
	Largan Precision Co. Ltd.	14,000	999,059
	Laser Tek Taiwan Co. Ltd.	13,300	11,726
	LCY Technology Corp.	14,000	12,848
*	Leader Electronics, Inc.	31,000	10,216
	Leadtrend Technology Corp.	4,280	8,516
	Lealea Enterprise Co. Ltd.	339,000	118,007
	LEE CHI Enterprises Co. Ltd.	56,000	38,591
	Lemtech Holdings Co. Ltd.	9,656	25,323
*	Li Cheng Enterprise Co. Ltd.	25,785	24,066
*	Li Peng Enterprise Co. Ltd.	236,600	61,987
	Lian HWA Food Corp.	23,782	63,463
	Lida Holdings Ltd.	28,240	29,001
	Lien Hwa Industrial Holdings Corp.	159,131	276,082
	Lingsen Precision Industries Ltd.	174,000	81,567
	Lite-On Technology Corp.	646,417	1,436,401
*	Long Bon International Co. Ltd.	97,100	54,347
	Long Da Construction & Development Corp.	61,000	45,636
	Longchen Paper & Packaging Co. Ltd.	278,641	174,697
	Longwell Co.	24,000	45,507
	Lotes Co. Ltd.	15,303	389,017
	Lotus Pharmaceutical Co. Ltd.	22,000	175,691
	Lu Hai Holding Corp.	16,005	16,197
	Lumax International Corp. Ltd.	19,440	46,173
	Lung Yen Life Service Corp.	59,000	75,073
	Luxe Green Energy Technology Co. Ltd.	37,000	30,231
	M31 Technology Corp.	2,000	35,733
	Macauto Industrial Co. Ltd.	17,000	38,790
	Machvision, Inc.	12,358	61,297
	Macroblock, Inc.	8,000	29,678
	Macronix International Co. Ltd.	628,798	755,762
	Makalot Industrial Co. Ltd.	36,865	269,138
	Marketech International Corp.	9,000	37,880
	Materials Analysis Technology, Inc.	17,257	102,907
	Mayer Steel Pipe Corp.	64,000	50,906
	Mechema Chemicals International Corp.	13,000	46,210
	MediaTek, Inc.	184,000	4,445,616
*	Medigen Biotechnology Corp.	21,000	22,680
	Mega Financial Holding Co. Ltd.	1,158,224	1,236,766
	Meiloon Industrial Co.	40,600	27,966
	Mercuries & Associates Holding Ltd.	203,949	104,495
#*	Mercuries Life Insurance Co. Ltd.	728,142	134,421
	Merida Industry Co. Ltd.	29,000	176,461
	Merry Electronics Co. Ltd.	40,854	111,190
	Micro-Star International Co. Ltd.	184,000	808,184
	Mildef Crete, Inc.	18,000	26,820
	MIN AIK Technology Co. Ltd.	58,600	32,800

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mirle Automation Corp.	61,000	$79,101
	Mitac Holdings Corp.	403,560	415,438
	momo.com, Inc.	14,480	385,335
	MOSA Industrial Corp.	28,000	22,559
	MPI Corp.	30,000	125,030
	Nak Sealing Technologies Corp.	19,000	69,001
	Namchow Holdings Co. Ltd.	87,000	132,538
	Nan Liu Enterprise Co. Ltd.	7,000	16,807
	Nan Ya Plastics Corp.	298,000	749,955
#	Nan Ya Printed Circuit Board Corp.	50,000	410,579
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	27,090
	Nantex Industry Co. Ltd.	52,780	69,988
	Nanya Technology Corp.	271,432	527,236
*	National Aerospace Fasteners Corp.	8,000	21,088
	National Petroleum Co. Ltd.	7,000	12,721
	Netronix, Inc.	17,000	43,014
	New Best Wire Industrial Co. Ltd.	14,400	17,223
*	New Era Electronics Co. Ltd.	29,000	16,369
*	Newmax Technology Co. Ltd.	26,000	25,088
	Nexcom International Co. Ltd.	13,000	14,121
	Nichidenbo Corp.	72,030	130,008
	Nidec Chaun-Choung Technology Corp.	3,000	11,683
	Nien Hsing Textile Co. Ltd.	51,245	36,390
	Nien Made Enterprise Co. Ltd.	46,000	479,450
	Niko Semiconductor Co. Ltd.	12,000	22,625
	Nishoku Technology, Inc.	16,000	50,764
	Nova Technology Corp.	10,000	29,765
	Novatek Microelectronics Corp.	124,000	1,476,575
	Nuvoton Technology Corp.	43,000	187,950
	Nyquest Technology Co. Ltd.	4,000	9,931
	O-Bank Co. Ltd.	458,620	141,884
	Ocean Plastics Co. Ltd.	52,000	58,860
	OK Biotech Co. Ltd.	16,000	15,862
*	Oneness Biotech Co. Ltd.	14,000	126,170
	Orient Europharma Co. Ltd.	8,000	9,675
	Orient Semiconductor Electronics Ltd.	146,107	91,219
	Oriental Union Chemical Corp.	228,000	144,321
	O-TA Precision Industry Co. Ltd.	29,422	115,685
	Pacific Construction Co.	29,000	9,018
	Pacific Hospital Supply Co. Ltd.	16,496	40,025
	Paiho Shih Holdings Corp.	47,472	42,380
	Pan Jit International, Inc.	51,700	115,428
	Pan-International Industrial Corp.	165,000	213,515
	Parade Technologies Ltd.	17,000	525,703
	Paragon Technologies Co. Ltd.	26,000	18,427
	Parpro Corp.	19,000	17,942
#	PChome Online, Inc.	32,000	69,700
	PCL Technologies, Inc.	7,379	28,089
	P-Duke Technology Co. Ltd.	23,968	71,156
	Pegatron Corp.	533,000	1,148,959
	Pegavision Corp.	8,000	121,619
*	PharmaEssentia Corp.	5,219	85,397
*††	Pharmally International Holding Co. Ltd.	10,983	0
	Phison Electronics Corp.	40,000	497,948
	Pixart Imaging, Inc.	34,000	113,499
	Planet Technology Corp.	14,000	41,506
	Plastron Precision Co. Ltd.	28,126	11,822
	Plotech Co. Ltd.	21,600	13,851
	Polytronics Technology Corp.	12,564	26,229

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pou Chen Corp.	666,000	$764,129
	Power Wind Health Industry, Inc.	11,968	51,030
	Powerchip Semiconductor Manufacturing Corp.	912,000	1,051,923
	Powertech Technology, Inc.	394,000	1,101,260
	Poya International Co. Ltd.	19,953	346,560
	President Chain Store Corp.	79,000	711,599
	President Securities Corp.	455,652	250,466
	Primax Electronics Ltd.	181,000	348,431
	Prince Housing & Development Corp.	421,000	156,635
	Pro Hawk Corp.	6,000	33,013
	Promate Electronic Co. Ltd.	39,000	50,250
	Prosperity Dielectrics Co. Ltd.	35,086	42,672
	Qisda Corp.	303,000	286,922
	QST International Corp.	25,300	49,463
	Qualipoly Chemical Corp.	21,000	23,930
	Quang Viet Enterprise Co. Ltd.	17,000	70,246
	Quanta Computer, Inc.	350,000	874,121
	Quanta Storage, Inc.	62,000	92,554
	Quintain Steel Co. Ltd.	57,567	29,220
	Radiant Opto-Electronics Corp.	159,000	545,052
	Radium Life Tech Co. Ltd.	287,089	86,961
	Rafael Microelectronics, Inc.	10,821	63,427
	Raydium Semiconductor Corp.	2,000	23,881
*	RDC Semiconductor Co. Ltd.	12,000	74,908
	Realtek Semiconductor Corp.	116,000	1,245,710
	Rechi Precision Co. Ltd.	170,000	96,039
	Rexon Industrial Corp. Ltd.	49,000	50,115
	Rich Development Co. Ltd.	251,000	71,519
*	Ritek Corp.	354,084	96,349
	Rodex Fasteners Corp.	13,000	25,128
*††	Roo Hsing Co. Ltd.	204,000	14,880
	Ruentex Development Co. Ltd.	428,098	641,118
	Ruentex Engineering & Construction Co.	12,000	50,139
	Ruentex Industries Ltd.	253,904	568,900
	Run Long Construction Co. Ltd.	11,500	27,472
	Sakura Development Co. Ltd.	12,000	13,354
	Sampo Corp.	104,400	92,917
	San Fang Chemical Industry Co. Ltd.	75,679	52,905
	San Far Property Ltd.	128,925	51,646
	San Shing Fastech Corp.	44,000	76,058
	Sanitar Co. Ltd.	13,000	17,192
	Sanyang Motor Co. Ltd.	219,000	256,371
*	Savior Lifetec Corp.	72,074	52,288
	Scan-D Corp.	9,000	12,791
	Scientech Corp.	20,000	50,405
	ScinoPharm Taiwan Ltd.	13,000	11,512
	SDI Corp.	28,000	106,997
	Sea Sonic Electronics Co. Ltd.	19,000	33,561
	Senao International Co. Ltd.	28,000	29,760
	Senao Networks, Inc.	10,000	73,753
	Sensortek Technology Corp.	7,000	64,644
	Sercomm Corp.	85,000	228,981
	Sesoda Corp.	79,104	112,624
	Shanghai Commercial & Savings Bank Ltd.	404,903	629,276
	Shan-Loong Transportation Co. Ltd.	44,000	44,387
	Sharehope Medicine Co. Ltd.	16,192	18,189
	Sheng Yu Steel Co. Ltd.	40,000	34,488
	ShenMao Technology, Inc.	21,000	32,728
	Shih Her Technologies, Inc.	19,000	36,910

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shih Wei Navigation Co. Ltd.	158,786	$133,203
	Shihlin Electric & Engineering Corp.	127,000	276,445
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	14,208
	Shin Hsiung Natural Gas Co. Ltd.	6,900	16,065
	Shin Kong Financial Holding Co. Ltd.	3,171,243	952,368
	Shin Ruenn Development Co. Ltd.	13,000	15,063
	Shin Zu Shing Co. Ltd.	52,980	145,950
*	Shining Building Business Co. Ltd.	191,632	58,900
	Shinkong Insurance Co. Ltd.	78,000	130,998
	Shinkong Synthetic Fibers Corp.	548,000	328,890
	Shinkong Textile Co. Ltd.	14,000	18,845
	Shiny Chemical Industrial Co. Ltd.	22,360	96,332
	ShunSin Technology Holding Ltd.	7,000	19,745
*	Shuttle, Inc.	154,000	62,296
	Sigurd Microelectronics Corp.	233,226	397,578
	Silergy Corp.	19,000	386,640
	Simplo Technology Co. Ltd.	34,600	342,779
	Sinbon Electronics Co. Ltd.	29,064	279,239
	Sincere Navigation Corp.	133,900	90,921
	Single Well Industrial Corp.	20,700	16,995
	Sinher Technology, Inc.	28,000	34,449
	Sinmag Equipment Corp.	17,420	54,140
	Sino-American Silicon Products, Inc.	197,000	1,075,743
	Sinon Corp.	180,000	234,388
	SinoPac Financial Holdings Co. Ltd.	1,767,999	1,021,414
	Sinphar Pharmaceutical Co. Ltd.	30,340	31,403
	Sinyi Realty, Inc.	80,544	74,587
	Sirtec International Co. Ltd.	42,800	29,403
	Sitronix Technology Corp.	51,000	362,860
	Siward Crystal Technology Co. Ltd.	64,000	75,206
	Soft-World International Corp.	21,000	56,289
	Solar Applied Materials Technology Corp.	98,398	114,463
	Solomon Technology Corp.	56,000	50,429
	Solteam, Inc.	11,110	16,740
	Sonix Technology Co. Ltd.	50,000	86,896
	Speed Tech Corp.	28,000	49,262
	Spirox Corp.	29,000	23,812
	Sporton International, Inc.	20,315	149,146
	St Shine Optical Co. Ltd.	17,000	143,985
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	59,497
	Standard Foods Corp.	114,402	158,245
	Stark Technology, Inc.	19,200	54,472
	Sun Race Sturmey-Archer, Inc.	13,000	17,934
*	Sun Yad Construction Co. Ltd.	42,433	17,125
	Sunfun Info Co. Ltd.	2,920	17,889
	Sunjuice Holdings Co. Ltd.	5,000	47,312
*	Sunko INK Co. Ltd.	55,250	28,391
	SunMax Biotechnology Co. Ltd.	11,000	48,732
	Sunny Friend Environmental Technology Co. Ltd.	22,000	123,715
	Sunonwealth Electric Machine Industry Co. Ltd.	70,000	99,664
	Sunplus Technology Co. Ltd.	183,000	146,448
	Sunrex Technology Corp.	34,561	44,571
	Sunspring Metal Corp.	41,351	32,879
	Supreme Electronics Co. Ltd.	150,935	188,432
	Swancor Holding Co. Ltd.	12,000	44,027
	Sweeten Real Estate Development Co. Ltd.	22,000	17,947
	Symtek Automation Asia Co. Ltd.	15,486	47,888
	Syncmold Enterprise Corp.	45,000	89,710
*	SYNergy ScienTech Corp.	12,000	9,504

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Synnex Technology International Corp.	356,250	$719,977
	Systex Corp.	51,000	126,402
	T3EX Global Holdings Corp.	35,039	77,524
	TA Chen Stainless Pipe	499,850	750,896
	Ta Liang Technology Co. Ltd.	22,000	31,336
	Ta Ya Electric Wire & Cable	105,164	81,093
	Ta Yih Industrial Co. Ltd.	17,000	19,956
	Tah Hsin Industrial Corp.	16,011	38,086
	TA-I Technology Co. Ltd.	34,750	51,671
*	Tai Tung Communication Co. Ltd.	25,934	12,382
	Taichung Commercial Bank Co. Ltd.	1,298,185	568,018
	TaiDoc Technology Corp.	14,471	86,803
	Taiflex Scientific Co. Ltd.	70,060	98,013
	Taimide Tech, Inc.	34,450	38,148
	Tainan Enterprises Co. Ltd.	37,000	26,095
	Tainan Spinning Co. Ltd.	518,240	296,762
	Tai-Saw Technology Co. Ltd.	27,000	24,348
	Taishin Financial Holding Co. Ltd.	2,193,937	1,192,559
	Taita Chemical Co. Ltd.	126,197	95,449
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	39,104
	Taiwan Business Bank	1,822,649	813,074
	Taiwan Cement Corp.	923,102	1,118,119
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	48,271
	Taiwan Cogeneration Corp.	87,000	100,079
	Taiwan Cooperative Financial Holding Co. Ltd.	1,293,159	1,142,725
	Taiwan FamilyMart Co. Ltd.	11,000	73,854
	Taiwan Fertilizer Co. Ltd.	231,000	430,680
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	66,115
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	50,803
	Taiwan Glass Industry Corp.	400,046	312,808
	Taiwan High Speed Rail Corp.	261,000	254,280
	Taiwan Hon Chuan Enterprise Co. Ltd.	137,927	412,505
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	61,963
	Taiwan IC Packaging Corp.	24,000	9,215
††	Taiwan Land Development Corp.	269,666	9,026
	Taiwan Line Tek Electronic	13,000	12,610
	Taiwan Mask Corp.	28,000	86,505
	Taiwan Mobile Co. Ltd.	170,000	536,384
	Taiwan Navigation Co. Ltd.	88,000	78,002
	Taiwan Paiho Ltd.	123,000	244,572
	Taiwan PCB Techvest Co. Ltd.	101,000	124,727
	Taiwan Sakura Corp.	51,200	107,699
	Taiwan Sanyo Electric Co. Ltd.	10,000	12,054
	Taiwan Secom Co. Ltd.	59,000	197,872
	Taiwan Semiconductor Co. Ltd.	45,000	133,541
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	11,996,387
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	20,646,734
	Taiwan Shin Kong Security Co. Ltd.	56,560	75,219
	Taiwan Steel Union Co. Ltd.	5,000	16,466
	Taiwan Styrene Monomer	119,000	55,463
	Taiwan Surface Mounting Technology Corp.	64,800	197,416
	Taiwan Taxi Co. Ltd.	7,292	21,991
*	Taiwan TEA Corp.	281,000	201,789
	Taiwan Union Technology Corp.	65,000	134,344
	Taiwan-Asia Semiconductor Corp.	117,889	150,499
	Taiyen Biotech Co. Ltd.	42,000	45,515
*	Tatung Co. Ltd.	441,000	503,973
	TCI Co. Ltd.	30,256	190,687
	Te Chang Construction Co. Ltd.	29,000	29,336

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Team Group, Inc.	9,800	$10,705
	Teco Electric & Machinery Co. Ltd.	548,000	525,820
	Tehmag Foods Corp.	10,560	93,782
	TEKOM Technologies, Inc.	3,000	10,829
	Tera Autotech Corp.	29,187	21,249
	Test Research, Inc.	42,000	89,398
	Test Rite International Co. Ltd.	62,000	41,053
*	Tex-Ray Industrial Co. Ltd.	50,000	19,346
	Thermaltake Technology Co. Ltd.	19,000	17,222
	Thinking Electronic Industrial Co. Ltd.	24,000	120,364
	Thye Ming Industrial Co. Ltd.	44,800	57,090
	Ton Yi Industrial Corp.	294,000	174,191
	Tong Hsing Electronic Industries Ltd.	42,487	326,080
	Tong Yang Industry Co. Ltd.	199,000	300,379
	Tong-Tai Machine & Tool Co. Ltd.	85,060	40,295
	Topco Scientific Co. Ltd.	48,876	276,497
	Topkey Corp.	26,000	154,815
	Topoint Technology Co. Ltd.	65,200	64,179
	Toung Loong Textile Manufacturing	42,840	37,719
	TPK Holding Co. Ltd.	155,000	158,764
	Trade-Van Information Services Co.	11,000	22,476
	Transcend Information, Inc.	24,000	54,496
	Transcom, Inc.	8,000	37,749
	Tripod Technology Corp.	149,000	492,931
	Tsang Yow Industrial Co. Ltd.	20,000	15,645
	Tsann Kuen Enterprise Co. Ltd.	11,226	16,876
	TSC Auto ID Technology Co. Ltd.	11,530	76,403
	TSRC Corp.	216,000	203,755
	Ttet Union Corp.	12,000	57,614
	TTFB Co. Ltd.	3,945	28,836
	TTY Biopharm Co. Ltd.	60,000	155,452
	Tul Corp.	19,000	51,862
	Tung Ho Steel Enterprise Corp.	248,570	480,395
	Tung Thih Electronic Co. Ltd.	19,000	94,693
	Turvo International Co. Ltd.	10,410	35,003
	TXC Corp.	99,000	288,998
	TYC Brother Industrial Co. Ltd.	116,000	108,759
*	Tycoons Group Enterprise	143,700	41,270
	Tyntek Corp.	110,000	63,451
	UDE Corp.	34,000	38,121
	U-Ming Marine Transport Corp.	189,000	320,131
	Unic Technology Corp.	28,000	13,414
	Unimicron Technology Corp.	384,000	1,767,934
	Union Bank Of Taiwan	891,994	481,285
	Uni-President Enterprises Corp.	363,560	816,769
	Unitech Computer Co. Ltd.	35,000	36,921
*	Unitech Printed Circuit Board Corp.	198,586	121,564
	United Integrated Services Co. Ltd.	64,000	441,839
	United Microelectronics Corp., Sponsored ADR	5,400	43,902
	United Microelectronics Corp.	1,888,000	3,089,606
*	United Orthopedic Corp.	18,422	27,863
	United Radiant Technology	34,000	21,322
	United Recommend International Co. Ltd.	12,750	35,802
*	United Renewable Energy Co. Ltd.	369,206	260,934
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Universal Cement Corp.	203,120	159,924
	Universal Vision Biotechnology Co. Ltd.	12,600	137,466
	Unizyx Holding Corp.	79,944	98,592
	UPC Technology Corp.	321,221	159,078

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Userjoy Technology Co. Ltd.	8,884	$22,033
	USI Corp.	392,204	311,838
	Utechzone Co. Ltd.	15,000	44,321
	Vanguard International Semiconductor Corp.	229,000	769,725
	Ve Wong Corp.	18,000	22,179
	Ventec International Group Co. Ltd.	21,000	56,463
	Visual Photonics Epitaxy Co. Ltd.	42,500	126,666
	Voltronic Power Technology Corp.	15,442	781,431
	Wafer Works Corp.	137,048	206,617
	Waffer Technology Corp.	33,463	43,008
	Wah Hong Industrial Corp.	27,000	25,668
	Wah Lee Industrial Corp.	76,500	218,429
	Walsin Lihwa Corp.	796,038	1,448,997
	Walsin Technology Corp.	88,398	266,915
	Walton Advanced Engineering, Inc.	127,000	51,309
	Wan Hai Lines Ltd.	195,500	498,229
	We & Win Development Co. Ltd.	115,000	27,080
	WEI Chih Steel Industrial Co. Ltd.	15,000	15,595
	Wei Chuan Foods Corp.	104,000	66,454
	Weikeng Industrial Co. Ltd.	134,734	123,103
	Well Shin Technology Co. Ltd.	34,000	56,457
	WELLELL, Inc.	24,000	23,739
	Weltrend Semiconductor	37,000	59,443
	Wholetech System Hitech Ltd.	19,000	29,005
	Win Semiconductors Corp.	84,840	547,033
	Winbond Electronics Corp.	1,011,804	733,010
	Winstek Semiconductor Co. Ltd.	41,000	67,577
	WinWay Technology Co. Ltd.	5,000	76,407
	Wisdom Marine Lines Co. Ltd.	158,236	322,105
	Wistron Corp.	890,288	936,567
	Wistron Information Technology & Services Corp.	5,000	15,124
	Wistron NeWeb Corp.	105,267	287,695
	Wiwynn Corp.	17,000	427,000
	Wonderful Hi-Tech Co. Ltd.	44,357	45,131
#*	Wowprime Corp.	41,000	246,491
	WPG Holdings Ltd.	425,520	678,342
	WT Microelectronics Co. Ltd.	140,567	307,448
	WUS Printed Circuit Co. Ltd.	70,735	66,055
	XAC Automation Corp.	27,000	20,440
	XinTec, Inc.	54,000	194,272
*††	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	55,348
	Yageo Corp.	58,440	1,060,740
	Yang Ming Marine Transport Corp.	598,215	1,256,466
	YC INOX Co. Ltd.	80,094	81,670
	Yea Shin International Development Co. Ltd.	87,086	63,424
	Yem Chio Co. Ltd.	185,936	90,675
	Yeong Guan Energy Technology Group Co. Ltd.	43,164	90,899
	YFC-Boneagle Electric Co. Ltd.	32,321	29,346
	YFY, Inc.	554,000	477,765
	Yi Jinn Industrial Co. Ltd.	92,800	58,584
*	Yieh Hsing Enterprise Co. Ltd.	35,000	14,852
	Yieh Phui Enterprise Co. Ltd.	366,212	210,065
	YONGGU Group, Inc.	4,000	6,031
	Yonyu Plastics Co. Ltd.	38,000	42,262
	Young Fast Optoelectronics Co. Ltd.	30,000	28,090
	Youngtek Electronics Corp.	30,160	61,016
	Yuanta Financial Holding Co. Ltd.	1,595,999	1,200,121
	Yuanta Futures Co. Ltd.	15,792	25,936

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuen Chang Stainless Steel Co. Ltd.	31,547	$22,641
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	43,342
	Yulon Finance Corp.	82,930	462,701
	Yulon Motor Co. Ltd.	226,834	628,783
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,222
	Yungshin Construction & Development Co. Ltd.	24,000	42,200
	YungShin Global Holding Corp.	42,800	60,870
	Yusin Holding Corp.	6,000	19,396
	Zeng Hsing Industrial Co. Ltd.	23,635	94,260
	Zenitron Corp.	78,000	78,407
	Zero One Technology Co. Ltd.	40,528	56,629
	Zhen Ding Technology Holding Ltd.	181,400	669,844
	Zig Sheng Industrial Co. Ltd.	168,000	60,215
*	Zinwell Corp.	137,000	80,515
	Zippy Technology Corp.	45,000	60,379
	ZongTai Real Estate Development Co. Ltd.	47,701	50,180
TOTAL TAIWAN			198,425,854
THAILAND — (0.8%)
	AAPICO Hitech PCL	71,300	71,278
	Absolute Clean Energy PCL	496,900	38,837
	Advanced Info Service PCL	83,800	496,301
	Advanced Information Technology PCL, Class F	426,000	87,110
	AEON Thana Sinsap Thailand PCL	29,800	180,100
*	After You PCL	82,900	30,387
	AgriPure Holdings PLC	101,200	15,267
*	Airports of Thailand PCL	162,100	364,615
	AJ Plast PCL	58,400	22,822
	Allianz Ayudhya Capital PCL	9,200	11,636
*	Alpha Divisions PCL, Class F	344,600	12,110
	Amanah Leasing PCL	238,700	27,478
	Amata Corp. PCL	274,900	166,556
*	Ananda Development PCL	1,207,400	51,939
	AP Thailand PCL	1,278,500	460,895
	Asia Plus Group Holdings PCL	679,600	63,410
	Asia Sermkij Leasing PCL, NVDR	24,600	24,406
	Asian Insulators PCL	71,750	14,454
	Asian Sea Corp. PCL, Class F	96,500	39,465
	Asiasoft Corp. PCL	52,200	25,301
	Asset World Corp. PCL	392,000	70,657
	B Grimm Power PCL	103,600	126,322
	Bangchak Corp. PCL	461,800	510,624
*	Bangkok Airways PCL	246,600	109,069
	Bangkok Bank PCL	21,200	101,793
	Bangkok Bank PCL, NVDR	35,500	170,456
	Bangkok Chain Hospital PCL	392,400	259,143
	Bangkok Commercial Asset Management PCL	278,000	133,905
	Bangkok Dusit Medical Services PCL, Class F	515,900	464,951
	Bangkok Expressway & Metro PCL	353,440	103,858
	Bangkok Insurance PCL	6,400	57,389
	Bangkok Land PCL	4,528,100	145,404
	Bangkok Life Assurance PCL, NVDR	137,800	122,104
*	Bangkok Ranch PCL	236,200	20,894
	Banpu PCL	1,653,333	580,996
	Banpu Power PCL	99,800	52,304
	BCPG PCL	127,400	38,015
	BEC World PCL	309,452	99,370
	Berli Jucker PCL	197,050	226,837
*	Better World Green PCL	1,758,200	55,393

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Beyond Securities PCL	60,800	$21,918
	BG Container Glass PCL	32,000	9,791
*	Bound & Beyond PCL	65,700	27,864
	BTS Group Holdings PCL	679,500	173,940
	Bumrungrad Hospital PCL	12,900	84,802
	Business Online PCL	88,600	30,866
	Cal-Comp Electronics Thailand PCL, Class F	1,166,440	83,393
	Carabao Group PCL, Class F	45,100	140,724
	Central Pattana PCL	114,800	247,789
*	Central Plaza Hotel PCL	14,500	22,842
	Central Retail Corp. PCL	149,775	192,834
	CH Karnchang PCL	232,300	159,042
	Charoen Pokphand Foods PCL	665,700	475,932
	Chularat Hospital PCL, Class F	1,709,500	207,149
	CIMB Thai Bank PCL	778,200	20,274
	CK Power PCL	271,900	37,231
	Com7 PCL, Class F	153,200	145,032
*	Country Group Development PCL	907,200	12,367
*	Country Group Holdings PCL, Class F	420,300	11,332
	CP ALL PCL	156,500	315,276
	Delta Electronics Thailand PCL	6,500	177,219
	Demco PCL	239,200	36,087
	Dhipaya Group Holdings PCL	133,200	201,757
	Diamond Building Products PCL	85,800	21,833
	Do Day Dream PCL	11,500	5,992
	Dohome PCL	127,080	52,357
	Dynasty Ceramic PCL	1,370,220	118,716
*	E for L Aim PCL	525,000	5,885
	Eastern Polymer Group PCL, Class F	259,000	67,477
	Eastern Power Group PCL	179,764	22,981
	Eastern Water Resources Development & Management PCL, Class F	233,400	37,828
	Ekachai Medical Care PCL	92,976	25,349
	Electricity Generating PCL	27,900	147,065
	Energy Absolute PCL	66,400	173,996
	Esso Thailand PCL	203,700	57,389
	Exotic Food PCL, Class F	42,200	17,386
	Forth Corp. PCL	71,200	93,287
	Forth Smart Service PCL	86,500	44,285
	Frasers Property Thailand PCL	25,000	11,587
*	General Engineering PCL	1,863,500	18,629
	GFPT PCL	118,400	48,422
	Global Green Chemicals PCL, Class F	117,000	53,166
	Global Power Synergy PCL, Class F	68,831	143,354
	Gulf Energy Development PCL	61,600	100,303
	Gunkul Engineering PCL	913,700	137,844
	Haad Thip PCL	13,900	12,633
	Hana Microelectronics PCL	141,600	259,521
	Home Product Center PCL	636,320	275,655
	Hwa Fong Rubber Thailand PCL	88,400	17,675
	I&I Group PCL	11,100	12,778
	Ichitan Group PCL	155,600	57,036
	Index Livingmall PCL	63,600	36,414
	Indorama Ventures PCL	287,500	352,734
	Infraset PCL	106,000	10,982
	Interlink Communication PCL	140,900	30,519
*	Interlink Telecom PCL	202,400	22,686
	Internet Thailand PCL	90,500	14,393
*	Interpharma PCL	62,300	27,177
	Intouch Holdings PCL, Class F	10,900	24,022

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	IRPC PCL	3,303,400	$306,223
	IT City PCL	21,800	3,698
*	Italian-Thai Development PCL	1,448,300	89,504
*	Jasmine International PCL	1,589,900	111,741
	Jay Mart PCL	13,500	15,234
*	JKN Global Media PCL	88,200	8,978
	JMT Network Services PCL	29,480	47,779
	JWD Infologistics PCL	158,700	103,364
	Kang Yong Electric PCL	100	969
	Karmarts PCL	338,400	89,700
	Kasikornbank PCL, NVDR	58,200	255,650
	KCE Electronics PCL	186,800	309,824
	KGI Securities Thailand PCL	290,700	44,472
	Khon Kaen Sugar Industry PCL	625,296	68,572
	Kiatnakin Phatra Bank PCL	90,400	186,907
	Krung Thai Bank PCL	312,000	165,404
	Krungthai Card PCL	128,800	220,454
	Ladprao General Hospital PCL, Class F	56,700	9,619
	Lalin Property PCL	23,700	6,713
	Land & Houses PCL	1,333,400	399,899
	Land & Houses PCL, NVDR	108,300	32,480
	Lanna Resources PCL	121,200	57,277
	LH Financial Group PCL	1,555,400	56,543
	Loxley PCL	909,200	60,595
	LPN Development PCL	565,100	78,748
	Major Cineplex Group PCL	18,600	10,593
*	Master Ad PCL	280,600	4,760
	MBK PCL	363,812	202,791
	MC Group PCL	93,300	33,634
	MCS Steel PCL	101,800	30,685
*	MDX PCL	63,100	8,717
	Mega Lifesciences PCL	117,700	186,302
	Millcon Steel PCL	707,300	16,499
*	Minor International PCL	200,546	202,004
	MK Restaurants Group PCL	60,200	103,494
*	Mono Next PCL	707,900	34,955
	Muangthai Capital PCL	148,100	168,244
	Namyong Terminal PCL	161,200	16,701
*	Nawarat Patanakarn PCL	960,400	25,021
	Netbay PCL	22,700	19,599
	Ngern Tid Lor PCL	117,500	98,777
	Noble Development PCL	162,000	28,219
	Nonthavej Hospital PCL	10,100	13,233
	Northeast Rubber PCL	278,200	53,938
	Origin Property PCL, Class F	285,200	105,406
	Osotspa PCL	114,600	97,207
	Pacific Pipe PCL	149,600	17,856
	Plan B Media PCL, Class F	667,764	181,051
*	Platinum Group PCL, Class F	367,600	42,317
	Polyplex Thailand PCL	171,000	130,801
*	Power Solution Technologies PCL, Class F	351,000	17,864
	Praram 9 Hospital PCL	51,200	31,021
	Precious Shipping PCL	252,100	126,012
	Premier Marketing PCL	152,100	44,695
	Prima Marine PCL	355,600	83,487
*	Principal Capital PCL	74,100	13,581
	Property Perfect PCL	3,542,385	42,925
	Pruksa Holding PCL	319,400	127,721
	PTG Energy PCL	448,900	182,225

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	296,000	$1,537,837
	PTT Global Chemical PCL	202,600	302,274
	PTT PCL	1,306,600	1,316,100
	Pylon PCL	123,600	16,400
	Quality Houses PCL	3,273,183	234,011
	R&B Food Supply PCL	50,900	19,583
*	Rabbit Holdings PLC, Class F	2,479,634	90,892
*	Raimon Land PCL	1,256,400	27,785
	Rajthanee Hospital PCL	75,000	69,297
	Ratch Group PCL	89,900	115,064
	Ratchaphruek Hospital PCL, Class F	70,600	13,474
	Ratchthani Leasing PCL	1,019,437	126,619
	Regional Container Lines PCL	140,400	139,294
	Rojana Industrial Park PCL	322,357	60,057
	RS PCL	122,100	61,771
*	S Hotels & Resorts PCL	202,000	26,925
	S Kijchai Enterprise PCL, Class F	51,600	8,207
	Sabina PCL	82,500	63,106
	Saha Pathana Inter-Holding PCL	18,900	39,793
	Sahakol Equipment PCL	130,700	7,840
	Sahamitr Pressure Container PCL	69,300	27,712
	Saha-Union PCL	22,400	21,036
*	Samart Corp. PCL	126,000	21,375
	Samart Telcoms PCL	70,100	14,334
	Sansiri PCL	5,327,000	314,682
	Sappe PCL	67,600	96,250
	SC Asset Corp. PCL	708,025	102,096
	SCB X PCL	77,300	243,538
	SCG Ceramics PCL	312,000	19,281
	SCG Packaging PCL	42,000	66,480
*	SEAFCO PCL	144,243	16,867
*	Seafresh Industry PCL	103,900	9,002
	Sena Development PCL	241,700	28,849
*	SENA J Property PCL	140,700	4,731
	Sermsang Power Corp. Co. Ltd.	74,052	22,658
*	Seven Utilities & Power PLC	661,500	15,631
	Siam Cement PCL, NVDR	5,100	51,912
	Siam Cement PCL	25,700	261,593
	Siam City Cement PCL	25,368	122,575
	Siam Global House PCL	363,681	229,160
	Siamgas & Petrochemicals PCL	221,200	67,680
	Siamrajathanee PCL	26,640	7,747
	Sikarin PCL, Class F	215,200	88,010
	Singer Thailand PCL	51,800	43,154
*	Singha Estate PCL	1,148,100	68,865
	Sino-Thai Engineering & Construction PCL	203,400	88,729
	SiS Distribution Thailand PCL	20,600	16,693
*††	SMI Holdings Group Ltd.	336,796	0
	SNC Former PCL	49,100	21,270
	Somboon Advance Technology PCL	74,100	48,038
	SPCG PCL	242,800	108,124
	Sri Trang Agro-Industry PCL	366,340	243,043
	Sri Trang Gloves Thailand PCL	340,700	107,340
	Sriracha Construction PCL	21,000	6,139
	Srisawad Capital 1969 PCL, Class F	32,200	26,581
	Srisawad Corp. PCL	162,867	262,729
	Srivichai Vejvivat PCL	95,700	25,222
	Star Petroleum Refining PCL	774,000	269,646
	Starflex PCL	106,500	10,711

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	STARK Corp. PCL	1,128,600	$101,885
	Stars Microelectronics Thailand PCL	165,500	26,071
*	STP & I PCL	412,920	65,046
	Supalai PCL	498,100	365,163
	Super Energy Corp. PCL	8,056,000	153,750
	SVI PCL	101,500	30,441
	Synnex Thailand PCL	61,700	30,093
	Syntec Construction PCL	531,900	29,971
	TAC Consumer PCL, Class F	100,400	19,466
	Taokaenoi Food & Marketing PCL, Class F	94,900	33,349
	Tata Steel Thailand PCL	988,400	34,733
	Thai Nakarin Hospital PCL	12,500	13,822
	Thai Oil PCL	320,284	560,327
*	Thai Reinsurance PCL	297,000	9,357
	Thai Rubber Latex Group PCL	406,440	25,610
	Thai Solar Energy PCL, Class F	312,228	24,025
	Thai Stanley Electric PCL, Class F	8,800	49,985
	Thai Union Group PCL, Class F	547,800	265,520
	Thai Vegetable Oil PCL	221,650	193,046
	Thai Wah PCL, Class F	134,500	22,002
	Thaicom PCL	290,200	143,298
	Thaifoods Group PCL, Class F	701,000	119,983
	Thaire Life Assurance PCL, Class F	197,200	30,467
	Thanachart Capital PCL	97,700	126,528
	Thitikorn PCL	33,700	8,729
	Thonburi Healthcare Group PCL	87,600	183,108
	Thoresen Thai Agencies PCL	544,900	134,533
	Tipco Asphalt PCL	208,200	114,791
	TIPCO Foods PCL	132,600	36,554
	Tisco Financial Group PCL, NVDR	31,000	96,259
	Tisco Financial Group PCL	37,100	115,200
	TKS Technologies PCL	33,000	13,496
	TMBThanachart Bank PCL	5,366,849	238,996
	TMT Steel PCL	109,200	27,126
	TOA Paint Thailand PCL	124,800	128,543
	Total Access Communication PCL	145,300	217,884
	TPC Power Holding PCL, Class F	54,800	12,866
	TPI Polene PCL	2,384,500	133,636
	TPI Polene Power PCL	1,084,900	115,030
	TQM Alpha PCL	72,200	92,410
	True Corp. PCL	3,888,265	572,462
*	TTCL PCL	75,100	11,057
	TTW PCL	254,500	72,857
	Union Auction PCL	164,600	45,625
*	Unique Engineering & Construction PCL	383,500	56,230
	United Paper PCL	151,300	72,419
*	United Power of Asia PCL, Class F	1,921,500	13,970
	Univanich Palm Oil PCL	127,800	30,005
	Univentures PCL	490,400	50,511
	Vanachai Group PCL	243,000	41,224
	VGI PCL	637,050	94,950
	WHA Corp. PCL	1,375,600	157,521
	WHA Utilities & Power PCL	205,600	25,163
	WICE Logistics PCL	72,700	26,208
	Workpoint Entertainment PCL	81,820	45,111
	YGGDRAZIL Group PCL	78,400	20,544
*	Ziga Innovation PCL	87,600	9,713
TOTAL THAILAND			29,245,831

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (0.3%)
	Akbank TAS	274,538	$248,754
	Aksa Akrilik Kimya Sanayii AS	84,735	349,286
#	Aksa Enerji Uretim AS	135,820	256,666
	Alarko Holding AS	38,338	142,034
*	Albaraka Turk Katilim Bankasi AS	608,712	92,350
	Alkim Alkali Kimya AS	26,857	44,451
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	55,482
	Anadolu Efes Biracilik Ve Malt Sanayii AS	43,440	120,722
	Anadolu Hayat Emeklilik AS	37,705	38,480
#	Arcelik AS	46,477	265,646
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	31,522
	Bera Holding AS	237,186	140,954
	BIM Birlesik Magazalar AS	40,857	270,919
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	37,741
	Borusan Yatirim ve Pazarlama AS	421	20,380
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	8,743
	Cimsa Cimento Sanayi VE Ticaret AS	14,544	63,375
	Coca-Cola Icecek AS	33,693	328,607
#	Dogan Sirketler Grubu Holding AS	492,406	231,558
#	EGE Endustri VE Ticaret AS	351	98,493
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	55,402
#Ω	Enerjisa Enerji AS	61,562	108,352
	Enka Insaat ve Sanayi AS	92,855	146,915
	Eregli Demir ve Celik Fabrikalari TAS	35,118	71,279
*	Fenerbahce Futbol AS	11,914	40,523
#	Ford Otomotiv Sanayi AS	11,312	307,674
*	Global Yatirim Holding AS	120,279	57,802
*	Goodyear Lastikleri TAS	39,372	35,948
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	47,554
	GSD Holding AS	65,759	11,068
#*	Gubre Fabrikalari TAS	6,467	95,034
*	Hektas Ticaret TAS	241,840	405,711
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	43,460
*	Is Finansal Kiralama AS	35,715	11,919
	Is Yatirim Menkul Degerler AS, Class A	97,764	291,144
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	33,352
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	174,767
	KOC Holding AS	38,439	156,719
	Kordsa Teknik Tekstil AS	17,841	72,013
#	Koza Altin Isletmeleri AS	10,534	311,866
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	109,665
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	131,129
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	17,264	106,704
*	Migros Ticaret AS	38,967	286,121
*Ω	MLP Saglik Hizmetleri AS	5,480	23,331
*	NET Holding AS	46,404	27,417
*	Netas Telekomunikasyon AS	5,037	7,928
	Nuh Cimento Sanayi AS	13,762	66,841
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	49,403
	Otokar Otomotiv Ve Savunma Sanayi AS	1,999	106,294
#*	Oyak Cimento Fabrikalari AS	17,621	20,168
*	Pegasus Hava Tasimaciligi AS	8,731	229,950
*	Petkim Petrokimya Holding AS	190,463	165,944
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	99,401	140,059
*	Sekerbank Turk AS	221,351	31,207
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	128,366
#*	Sok Marketler Ticaret AS	14,028	19,703
	Tat Gida Sanayi AS	14,814	19,976
*	TAV Havalimanlari Holding AS	79,416	348,426

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Tekfen Holding AS	54,325	$112,548
*	Teknosa Ic Ve Dis Ticaret AS	29,428	31,742
	Tofas Turk Otomobil Fabrikasi AS	33,556	282,571
*	Turk Hava Yollari AO	151,960	1,114,114
	Turk Telekomunikasyon AS	64,091	70,198
	Turkcell Iletisim Hizmetleri AS	237,210	459,813
*	Turkiye Halk Bankasi AS	95,158	53,335
*	Turkiye Petrol Rafinerileri AS	5,350	168,702
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	30,311
	Turkiye Sise ve Cam Fabrikalari AS	216,994	458,169
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	70,660
*	Ulker Biskuvi Sanayi AS	49,077	99,967
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	111,225
	Yapi ve Kredi Bankasi AS	548,219	265,845
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	108,558
*	Zorlu Enerji Elektrik Uretim AS	148,845	39,439
TOTAL TURKEY			10,820,494
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	330,931	757,706
	Abu Dhabi Islamic Bank PJSC	444,765	1,143,199
	Abu Dhabi National Hotels	44,339	63,756
	Abu Dhabi National Insurance Co. PSC	21,800	34,460
	Abu Dhabi National Oil Co. for Distribution PJSC	459,012	550,624
	Agthia Group PJSC	99,521	110,390
	Air Arabia PJSC	731,475	439,209
*	Ajman Bank PJSC	412,836	127,304
	AL Yah Satellite Communications Co-PJSC-Yah Sat	14,554	10,201
	Aldar Properties PJSC	878,740	1,046,525
	Amanat Holdings PJSC	396,191	91,020
*	Amlak Finance PJSC	316,009	49,920
*	Apex Investment Co. PSC	104,954	82,466
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	218,715	215,940
*	Arkan Building Materials Co.	589,378	244,481
	Dana Gas PJSC	1,108,984	250,311
*	Deyaar Development PJSC	419,068	54,765
	Dubai Financial Market PJSC	375,438	145,116
	Dubai Investments PJSC	769,897	456,304
	Dubai Islamic Bank PJSC	614,096	930,933
*	Emaar Development PJSC	372,437	453,501
	Emaar Properties PJSC	925,309	1,406,021
	Emirates Driving Co.	3,768	26,094
	Emirates Integrated Telecommunications Co. PJSC	104,280	146,662
	Emirates NBD Bank PJSC	222,353	785,496
	Emirates Telecommunications Group Co. PJSC	207,251	1,452,118
*	Eshraq Investments PJSC	417,145	54,511
	Fertiglobe PLC	243,778	265,931
	First Abu Dhabi Bank PJSC	150,160	557,001
*	Gulf Navigation Holding PJSC	82,484	16,058
*	Gulf Pharmaceutical Industries PSC	102,715	30,825
	Islamic Arab Insurance Co.	142,920	25,006
*	Manazel PJSC	560,892	58,258
*	Palms Sports PrJSC	125	311
*	RAK Properties PJSC	431,444	72,467
	Ras Al Khaimah Ceramics	162,936	123,935
*	SHUAA Capital PSC	397,101	43,051

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	961,862	$71,867
TOTAL UNITED ARAB EMIRATES			12,393,743
UNITED KINGDOM — (8.6%)
	3i Group PLC	173,852	3,391,805
	4imprint Group PLC	8,383	474,333
*	888 Holdings PLC	99,747	89,085
	abrdn PLC	592,347	1,560,144
*	accesso Technology Group PLC	4,553	45,910
	Admiral Group PLC	29,846	811,373
	Advanced Medical Solutions Group PLC	11,683	36,644
	AG Barr PLC	29,864	201,977
	Airtel Africa PLC	188,850	272,635
	AJ Bell PLC	77,943	324,970
Ω	Alfa Financial Software Holdings PLC	27,801	60,216
	Alliance Pharma PLC	92,044	71,286
	Anglo American PLC	150,675	6,498,669
	Anglo-Eastern Plantations PLC	5,576	52,302
	Antofagasta PLC	31,170	669,736
	Argentex Group PLC	11,174	17,946
*	Ascential PLC	79,706	264,728
	Ashmore Group PLC	87,647	288,688
	Ashtead Group PLC	51,723	3,406,931
*	ASOS PLC	1,336	14,454
	Associated British Foods PLC	42,973	986,454
*Ω	Aston Martin Lagonda Global Holdings PLC	1,990	4,067
	AstraZeneca PLC, Sponsored ADR	23,829	1,557,702
	AstraZeneca PLC	19,840	2,599,287
Ω	Auto Trader Group PLC	186,625	1,447,927
	Aviva PLC	421,420	2,376,746
	Avon Protection PLC	7,418	92,598
	B&M European Value Retail SA	149,641	827,562
*	Babcock International Group PLC	347,780	1,313,935
	BAE Systems PLC	263,079	2,784,965
	Balfour Beatty PLC	252,287	1,142,454
	Bank of Georgia Group PLC	16,230	535,360
	Barclays PLC, Sponsored ADR	130,891	1,214,668
	Barclays PLC	992,516	2,281,587
	Barratt Developments PLC	233,527	1,327,304
	Beazley PLC	109,699	902,757
	Begbies Traynor Group PLC	13,528	24,043
	Bellway PLC	41,745	1,091,866
	Berkeley Group Holdings PLC	27,410	1,403,603
	Bloomsbury Publishing PLC	27,878	153,332
	Bodycote PLC	95,757	768,982
*	boohoo Group PLC	127,019	69,357
	BP PLC, Sponsored ADR	369,233	13,377,312
	BP PLC	266,095	1,607,280
	BRAEMAR PLC	11,607	44,901
	Breedon Group PLC	101,712	86,164
	British American Tobacco PLC	127,371	4,882,614
	Britvic PLC	102,140	979,760
	BT Group PLC	2,422,466	3,732,277
	Bunzl PLC	28,916	1,061,541
	Burberry Group PLC	63,689	1,940,025
	Burford Capital Ltd.	53,593	482,354
	Bytes Technology Group PLC	79,317	383,984
*	C&C Group PLC	83,960	166,854
*	Capita PLC	396,458	137,037

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Capricorn Energy PLC	221,725	$663,277
*	Card Factory PLC	142,710	167,191
*	Carnival PLC	4,905	46,864
#*	Carnival PLC, ADR	7,086	68,947
	Castings PLC	1,541	6,877
*	Cazoo Group Ltd.	23,024	4,847
	Centamin PLC	503,005	689,552
	Central Asia Metals PLC	31,600	110,066
	Centrica PLC	2,036,747	2,537,383
	Chemring Group PLC	77,510	270,954
	Chesnara PLC	52,272	184,192
	Clarkson PLC	4,322	163,965
	Close Brothers Group PLC	53,449	640,089
	CLS Holdings PLC	4,192	7,714
Ω	CMC Markets PLC	51,240	153,491
	Coats Group PLC	354,285	318,572
	Coca-Cola HBC AG	35,700	867,559
	Cohort PLC	4,887	31,803
	Compass Group PLC	63,703	1,521,729
	Computacenter PLC	27,087	744,409
Ω	ConvaTec Group PLC	173,166	502,262
*	Costain Group PLC	61,092	34,716
	Cranswick PLC	16,543	650,797
	Crest Nicholson Holdings PLC	158,186	475,995
	Croda International PLC	11,068	943,419
	Currys PLC	606,338	487,097
	CVS Group PLC	11,049	274,747
	DCC PLC	24,309	1,384,590
*	De La Rue PLC	50,837	41,823
	Dechra Pharmaceuticals PLC	1,067	37,842
*Ω	Deliveroo PLC	157,485	180,461
	Devro PLC	103,536	391,367
	DFS Furniture PLC	48,576	89,821
#	Diageo PLC, Sponsored ADR	20,164	3,566,003
	Diageo PLC	39,815	1,740,954
*	Dignity PLC	12,198	82,019
	Diploma PLC	24,469	827,723
	Direct Line Insurance Group PLC	344,487	755,337
	DiscoverIE Group PLC	13,612	144,459
	Diversified Energy Co. PLC	30,477	41,689
	Domino's Pizza Group PLC	110,666	428,622
	dotdigital group PLC	9,175	10,638
	Dr Martens PLC	14,323	27,451
	Drax Group PLC	158,338	1,264,563
	DS Smith PLC	368,767	1,614,428
	Dunelm Group PLC	37,503	539,568
Ω	DWF Group PLC	12,252	12,276
*	easyJet PLC	69,018	420,429
	Ecora Resources PLC	55,621	101,775
	EKF Diagnostics Holdings PLC	10,269	5,203
*	Elementis PLC	225,641	348,788
	EMIS Group PLC	15,511	359,270
	Energean PLC	21,183	304,140
*	EnQuest PLC	583,328	157,714
	Entain PLC	51,468	949,112
	Epwin Group PLC	22,733	21,290
*	Esken Ltd.	88,439	6,086
	Essentra PLC	79,859	213,415
*††	Evraz PLC	100,308	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Experian PLC	78,411	$2,867,449
*	FD Technologies PLC	2,675	45,286
	FDM Group Holdings PLC	26,848	260,010
	Ferguson PLC	26,444	3,729,034
	Ferrexpo PLC	197,807	386,997
	Fevertree Drinks PLC	14,628	197,229
	Firstgroup PLC	194,980	261,050
	Flowtech Fluidpower PLC	12,279	17,078
Ω	Forterra PLC	64,879	171,058
	Foxtons Group PLC	87,948	39,634
*	Frasers Group PLC	69,833	675,449
	Fresnillo PLC	18,766	190,622
*	Frontier Developments PLC	904	5,403
	Fuller Smith & Turner PLC, Class A	8,617	52,147
	Future PLC	4,247	79,082
	Galliford Try Holdings PLC	22,850	47,777
	Games Workshop Group PLC	11,194	1,298,426
*	Gaming Realms PLC	6,673	2,332
	Gamma Communications PLC	12,889	188,029
	Gem Diamonds Ltd.	49,479	18,131
	Genel Energy PLC	50,158	79,201
	Genuit Group PLC	49,406	199,261
*	Georgia Capital PLC	13,863	130,860
	Glencore PLC	1,482,781	9,930,009
	Gooch & Housego PLC	2,235	15,888
	Grafton Group PLC	62,669	711,352
	Grainger PLC	196,311	628,701
*	Greencore Group PLC	149,646	147,402
	Greggs PLC	41,462	1,384,497
	GSK PLC	116,962	2,054,446
	GSK PLC, Sponsored ADR	75,193	2,651,305
	Gulf Keystone Petroleum Ltd.	80,045	205,105
*Ω	Gym Group PLC	27,739	44,139
	H&T Group PLC	4,726	25,637
*	Haleon PLC	146,203	585,891
*	Haleon PLC, ADR	93,993	761,343
	Halfords Group PLC	155,159	393,027
	Halma PLC	23,348	621,618
	Harbour Energy PLC	88,243	341,306
	Hargreaves Lansdown PLC	60,795	669,306
	Hargreaves Services PLC	3,349	18,209
	Harworth Group PLC	36,607	52,339
	Hays PLC	465,650	710,465
	Headlam Group PLC	18,512	75,693
	Helical PLC	54,416	241,586
*	Helios Towers PLC	182,104	240,718
	Henry Boot PLC	13,509	39,465
	Hikma Pharmaceuticals PLC	48,374	1,023,308
	Hill & Smith PLC	26,470	411,955
	Hilton Food Group PLC	16,024	131,271
	Hiscox Ltd.	70,714	984,208
	Hochschild Mining PLC	97,500	82,369
	Hollywood Bowl Group PLC	43,997	142,755
*Ω	Hostelworld Group PLC	8,283	13,071
	Howden Joinery Group PLC	194,268	1,657,646
	HSBC Holdings PLC, Sponsored ADR	230,666	8,520,802
Ω	HSS Hire Group PLC	131,944	19,483
	Hunting PLC	65,656	282,116
*	Hyve Group PLC	76,525	69,116

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Ibstock PLC	139,290	$290,473
	IDOX PLC	32,237	25,747
	IG Group Holdings PLC	146,326	1,438,717
	IMI PLC	107,145	1,918,441
	Impax Asset Management Group PLC	15,956	153,410
	Imperial Brands PLC	171,116	4,292,654
	Inchcape PLC	189,941	2,141,532
*	Indivior PLC	61,194	1,469,348
	Informa PLC	156,879	1,297,505
	IntegraFin Holdings PLC	39,926	154,001
#	InterContinental Hotels Group PLC, ADR	13,252	937,608
	InterContinental Hotels Group PLC	2,901	201,383
	Intermediate Capital Group PLC	61,889	1,064,942
	International Distributions Services PLC	271,132	767,438
	International Personal Finance PLC	109,260	114,167
	Intertek Group PLC	24,557	1,319,866
	Investec PLC	235,726	1,507,574
	iomart Group PLC	8,930	14,447
	IP Group PLC	234,887	176,793
*	IQE PLC	175,261	102,476
	ITV PLC	1,090,189	1,091,749
*	IWG PLC	307,958	706,508
*	J D Wetherspoon PLC	40,964	230,512
	J Sainsbury PLC	505,272	1,638,637
*	James Fisher & Sons PLC	21,265	95,797
	James Halstead PLC	15,254	34,438
	JD Sports Fashion PLC	478,660	964,796
	JET2 PLC	20,824	313,913
*	John Wood Group PLC	248,057	434,867
	Johnson Matthey PLC	48,197	1,346,275
	Johnson Service Group PLC	60,151	83,677
Ω	JTC PLC	3,347	29,769
	Jupiter Fund Management PLC	194,957	337,581
*Ω	Just Eat Takeaway.com NV	10,655	272,488
	Just Group PLC	395,939	401,006
	Kainos Group PLC	24,997	454,983
	Keller Group PLC	37,930	378,006
*	Kier Group PLC	108,107	91,440
*	Kin & Carta PLC	52,841	143,944
	Kingfisher PLC	600,593	2,071,996
	Lancashire Holdings Ltd.	86,480	667,549
	Learning Technologies Group PLC	4,309	7,464
	Legal & General Group PLC	636,253	2,002,249
*	Liberty Global PLC, Class A	4,558	98,853
*	Liberty Global PLC, Class C	11,158	249,375
	Liontrust Asset Management PLC	6,781	97,157
	Lloyds Banking Group PLC	4,305,890	2,802,253
	Lloyds Banking Group PLC, ADR	463,755	1,201,125
	London Stock Exchange Group PLC	10,063	921,216
	Lookers PLC	135,117	147,539
	LSL Property Services PLC	21,252	69,234
Ω	Luceco PLC	17,334	30,391
*	M&C Saatchi PLC	1,840	3,746
	M&G PLC	618,070	1,543,518
	Macfarlane Group PLC	47,125	60,646
	Man Group PLC	521,841	1,605,420
*	Marks & Spencer Group PLC	671,165	1,210,656
	Marshalls PLC	77,169	323,217
*	Marston's PLC	402,543	217,398

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Me Group International PLC	131,516	$207,759
	Mears Group PLC	52,545	132,886
	Mediclinic International PLC	146,328	895,291
	Melrose Industries PLC	957,932	1,688,994
*	Metro Bank PLC	34,840	59,529
	Midwich Group PLC	10,528	64,260
*	Mitchells & Butlers PLC	124,936	253,859
	Mitie Group PLC	384,398	370,614
	MJ Gleeson PLC	2,020	10,036
	Mondi PLC	94,275	1,777,823
	Moneysupermarket.com Group PLC	203,294	600,185
	Morgan Advanced Materials PLC	156,724	608,254
	Morgan Sindall Group PLC	15,768	319,621
	Mortgage Advice Bureau Holdings Ltd.	2,481	18,965
*	Motorpoint group PLC	16,165	27,891
	MP Evans Group PLC	2,235	22,480
*	N Brown Group PLC	69,772	31,533
#*	Naked Wines PLC	9,105	14,926
*	National Express Group PLC	352,464	580,600
	National Grid PLC	37,042	470,911
	National Grid PLC, Sponsored ADR	26,216	1,671,794
	NatWest Group PLC	201,371	768,242
	NatWest Group PLC, Sponsored ADR	168,667	1,303,800
	NCC Group PLC	54,568	126,458
	Next Fifteen Communications Group PLC	22,775	282,141
	Next PLC	16,529	1,353,298
	Ninety One PLC	150,277	366,888
	Norcros PLC	10,981	27,618
	Numis Corp. PLC	20,170	51,518
*	Ocado Group PLC	12,058	96,493
	OSB Group PLC	104,275	703,010
	Oxford Instruments PLC	14,863	429,641
	Pagegroup PLC	131,499	740,289
	Pan African Resources PLC	493,111	102,396
	Paragon Banking Group PLC	92,529	686,474
	PayPoint PLC	31,673	202,435
	Pearson PLC	9,087	103,630
	Pearson PLC, Sponsored ADR	102,601	1,159,391
*	Pendragon PLC	508,536	124,800
	Pennon Group PLC	50,587	574,261
	Persimmon PLC	68,220	1,191,483
*	Petra Diamonds Ltd.	6,172	6,035
#*	Petrofac Ltd.	114,585	117,662
	Pets at Home Group PLC	189,585	824,737
*	Pharos Energy PLC	110,586	31,757
	Phoenix Group Holdings PLC	162,995	1,291,878
	Phoenix Spree Deutschland Ltd.	2,099	6,098
*	Playtech PLC	103,861	724,832
	Plus500 Ltd.	34,070	781,686
	Polar Capital Holdings PLC	17,189	109,864
	Porvair PLC	2,540	18,908
	PPHE Hotel Group Ltd.	1,313	20,587
	Premier Foods PLC	346,159	474,680
	Provident Financial PLC	77,415	223,610
#	Prudential PLC, ADR	29,377	979,723
	Prudential PLC	50,192	833,943
*	PureTech Health PLC	62,112	195,132
*	Purplebricks Group PLC	44,829	5,044
	PZ Cussons PLC	82,243	220,416

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	QinetiQ Group PLC	154,165	$691,521
Ω	Quilter PLC	422,027	501,129
*	Rank Group PLC	70,508	78,854
	Rathbones Group PLC	14,720	380,250
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	150,161	168,766
	Reckitt Benckiser Group PLC	32,875	2,342,702
	Record PLC	11,991	14,311
	Redde Northgate PLC	85,930	460,542
	Redrow PLC	89,242	572,424
	RELX PLC, Sponsored ADR	52,014	1,545,324
	RELX PLC	86,730	2,578,840
	Renew Holdings PLC	2,854	25,738
*	Renewi PLC	29,278	237,222
	Renishaw PLC	7,941	387,586
*	Renold PLC	76,389	23,614
	Rentokil Initial PLC	243,890	1,478,809
*	Restaurant Group PLC	260,091	116,996
	Rhi Magnesita NV	7,801	262,523
	RHI Magnesita NV	8,886	295,552
	Ricardo PLC	11,713	74,806
	Rightmove PLC	146,099	1,061,539
	Rio Tinto PLC	2,919	228,561
	Rio Tinto PLC, Sponsored ADR	158,523	12,578,800
	RM PLC	3,746	2,900
	Robert Walters PLC	9,509	58,806
*	Rockhopper Exploration PLC	3,933	456
	Rockhopper Exploration PLC	491	15
*	Rolls-Royce Holdings PLC	757,172	990,633
	Rotork PLC	242,247	954,267
	RS GROUP PLC	89,755	1,043,478
	RWS Holdings PLC	21,840	101,591
	S&U PLC	1,185	30,191
*	S4 Capital PLC	14,890	40,223
Ω	Sabre Insurance Group PLC	54,083	68,749
*	Saga PLC	40,900	94,145
	Sage Group PLC	99,789	958,740
*	Savannah Energy PLC	205,545	66,519
	Savills PLC	56,587	680,774
	Schroders PLC	116,098	686,578
	ScS Group PLC	4,075	11,047
	Senior PLC	128,662	242,608
	Serco Group PLC	264,399	476,220
	Serica Energy PLC	66,434	207,888
	Severfield PLC	42,189	32,271
	Severn Trent PLC	24,285	845,139
	Shell PLC	69,241	2,032,762
	Shell PLC, ADR	433,805	25,512,072
*	SIG PLC	245,058	105,862
	Sirius Real Estate Ltd.	208,335	217,537
	Smart Metering Systems PLC	15,634	168,226
#	Smith & Nephew PLC, Sponsored ADR	7,231	201,022
	Smith & Nephew PLC	45,015	621,672
	Smiths Group PLC	51,999	1,110,023
	Softcat PLC	42,687	638,764
*	SolGold PLC	96,990	19,375
	Spectris PLC	22,012	872,665
	Speedy Hire PLC	170,632	84,550
	Spirax-Sarco Engineering PLC	10,870	1,552,718

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Spire Healthcare Group PLC	127,946	$383,336
	Spirent Communications PLC	160,726	435,582
	SSE PLC	139,561	2,978,884
*	SSP Group PLC	165,533	529,963
	St. James's Place PLC	39,814	603,729
*	Staffline Group PLC	15,961	6,995
	Standard Chartered PLC	310,696	2,609,726
	SThree PLC	35,092	183,767
#	Strix Group PLC	13,571	16,380
††	Studio Retail Group PLC	7,838	2,083
	STV Group PLC	6,164	20,095
*	Superdry PLC	28,193	41,929
	Synthomer PLC	169,320	326,902
	Tate & Lyle PLC	136,313	1,269,351
	Tatton Asset Management PLC	4,491	25,857
	Taylor Wimpey PLC	857,220	1,243,758
	TBC Bank Group PLC	9,369	275,393
	Telecom Plus PLC	21,520	530,025
	TEN Entertainment Group PLC	3,365	11,948
	Tesco PLC	918,715	2,792,324
*	THG PLC	31,021	22,265
Ω	TI Fluid Systems PLC	16,684	24,516
	Topps Tiles PLC	88,422	52,878
	TP ICAP Group PLC	273,471	595,593
	Travis Perkins PLC	96,758	1,213,809
*	Tremor International Ltd., ADR	968	7,889
	Tribal Group PLC	9,048	6,141
	Trifast PLC	21,242	20,815
	TT Electronics PLC	80,929	185,236
*	Tullow Oil PLC	313,425	139,574
	Tyman PLC	30,045	96,349
	Unilever PLC, Sponsored ADR	97,046	4,959,051
	Unilever PLC	61,804	3,141,478
	United Utilities Group PLC	82,436	1,078,680
*	Verici Dx PLC	205	29
	Vertu Motors PLC	184,858	136,143
	Vesuvius PLC	70,882	357,462
	Victrex PLC	14,920	339,557
	VIDENDUM PLC	10,933	139,000
	Virgin Money UK PLC	435,964	1,043,132
	Vistry Group PLC	96,870	892,186
	Vodafone Group PLC	3,543,925	4,089,026
	Vodafone Group PLC, Sponsored ADR	1,833	21,226
	Volex PLC	3,638	11,456
	Volution Group PLC	31,574	147,245
	Vp PLC	1,242	10,896
*Ω	Watches of Switzerland Group PLC	52,674	618,348
	Watkin Jones PLC	52,943	74,192
	Weir Group PLC	43,953	968,900
	WH Smith PLC	42,994	849,026
	Whitbread PLC	40,120	1,511,008
	Wickes Group PLC	91,550	171,391
	Wilmington PLC	5,594	24,104
	Wincanton PLC	63,003	228,961
*	Wise PLC, Class A	8,362	56,056
*Ω	Wizz Air Holdings PLC	1,105	36,434
#	WPP PLC, Sponsored ADR	2,500	146,300
	WPP PLC	115,659	1,351,329
*	Xaar PLC	20,563	43,415

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	XP Power Ltd.	236	$7,061
	XPS Pensions Group PLC	15,239	30,250
	Young & Co's Brewery PLC	1,192	9,623
	Young & Co's Brewery PLC, Class A	6,543	83,277
TOTAL UNITED KINGDOM			324,734,161
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	21,110	400,410
*	GXO Logistics, Inc.	254	13,295
	Hecla Mining Co.	1,775	10,951
*	Noble Corp. PLC	6,609	267,828
*††	Rexlot Holdings	4,800,000	0
	Sempra Energy	1,186	175,250
#	VAALCO Energy, Inc.	9,619	44,729
TOTAL UNITED STATES			912,463
TOTAL COMMON STOCKS			3,643,272,281
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	31,360	118,551
Ω	Banco BMG SA	43,000	18,974
	Banco Bradesco SA	330,400	912,517
	Banco do Estado do Rio Grande do Sul SA Class B	75,825	149,669
	Banco Pan SA	55,182	63,049
	Braskem SA Class A	31,067	142,780
	Centrais Eletricas Brasileiras SA Class B	14,000	117,129
	Centrais Eletricas Santa Catarina	1,700	17,602
	Cia de Saneamento do Parana	282,323	195,768
	Cia de Transmissao de Energia Eletrica Paulista	36,768	165,649
	Cia Energetica de Minas Gerais	224,832	507,569
	Cia Energetica do Ceara Class A	3,900	33,305
	Cia Ferro Ligas da Bahia - FERBASA	21,468	239,873
	Cia Paranaense de Energia	237,500	363,528
	Eucatex SA Industria e Comercio	21,500	45,107
	Gerdau SA	179,088	1,155,042
	Grazziotin SA	6,900	39,962
	Itau Unibanco Holding SA	219,865	1,097,094
	Marcopolo SA	219,947	130,851
	Petroleo Brasileiro SA	813,284	4,176,726
	Randon SA Implementos e Participacoes	58,263	92,967
	Schulz SA	18,462	17,712
	Taurus Armas SA	17,500	58,054
	Track & Field Co. SA	12,967	28,328
	Unipar Carbocloro SA Class B	24,817	417,210
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	376,430
TOTAL BRAZIL			10,681,446
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	15,035	22,684
	Embotelladora Andina SA Class B	87,181	216,445
TOTAL CHILE			239,129
COLOMBIA — (0.0%)
	Banco Davivienda SA	13,806	75,402
	Grupo Argos SA	7,594	8,945
	Grupo Aval Acciones y Valores SA	150,180	18,431

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA	16,849	$44,315
TOTAL COLOMBIA			147,093
GERMANY — (0.3%)
	Bayerische Motoren Werke AG	8,117	768,995
*	Dr Ing hc F Porsche AG	2,334	277,510
	Draegerwerk AG & Co. KGaA	3,939	176,343
	Fuchs Petrolub SE	21,128	842,888
	Henkel AG & Co. KGaA	14,450	1,030,289
	Jungheinrich AG	22,454	892,992
	Porsche Automobil Holding SE	18,681	1,117,062
	Sartorius AG	2,189	981,574
	Schaeffler AG	26,385	189,378
	Sixt SE	7,889	601,187
	STO SE & Co. KGaA	1,089	182,933
	Villeroy & Boch AG	5,018	107,683
	Volkswagen AG	28,448	3,945,472
TOTAL GERMANY			11,114,306
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	42,621
THAILAND — (0.0%)
*	Rabbit Holdings PLC	4,215,000	134,073
TOTAL PREFERRED STOCKS			22,358,668
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	584	0
*	Highfield Resources Ltd. Warrants 06/19/24	424	0
#*	Medical Developments International Ltd. Warrants 9/30/24	179	18
TOTAL AUSTRALIA			18
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	12,809	0
*††	S Immo AG 8/11/23	7,826	0
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	1,194	129
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	33,133	1,790
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	10,400	172
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	7,562	12,876
ITALY — (0.0%)
#*	Webuild SpA	6,942	0
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	47,142	8,123
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	328,770	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	5,274	$3,597
SPAIN — (0.0%)
#*	ACS Actividades de Construccion	53,127	26,955
*	Sacyr SA	159,160	10,843
TOTAL SPAIN			37,798
TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 02/17/23	852	823
THAILAND — (0.0%)
*	Alpha Divisions PCL	34,460	167
*	Eastern Power Group PCL Warrants 06/29/25	44,941	531
*	Master Ad PCL Warrants 09/04/23	70,150	42
*	Nawarat Patanakarn PCL	5,683	0
*	Power Solution Technologies PCL Warrants 11/11/25	117,000	957
TOTAL THAILAND			1,697
TOTAL RIGHTS/WARRANTS			67,023
TOTAL INVESTMENT SECURITIES (Cost $3,129,143,465)			3,665,697,972

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	8,690,671	100,533,687
TOTAL INVESTMENTS — (100.0%)
(Cost $3,229,652,609)^^			$3,766,231,659
As of January 31, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	157	03/17/23	$31,301,276	$32,106,500	$805,224
Total Futures Contracts			$31,301,276	$32,106,500	$805,224
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,400,125	$169,816,821	$6,179	$178,223,125
Austria	—	13,898,030	—	13,898,030
Belgium	499,639	28,486,787	—	28,986,426
Brazil	49,232,289	336,186	—	49,568,475
Canada	279,953,070	887,398	—	280,840,468
Chile	992,842	4,454,396	—	5,447,238
China	27,262,128	300,590,509	871,231	328,723,868
Colombia	1,099,304	58,099	—	1,157,403
Czech Republic	—	1,434,827	—	1,434,827
Denmark	—	61,287,985	—	61,287,985

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	$95,625	$109,422	—	$205,047
Finland	593,101	37,724,936	—	38,318,037
France	784,137	207,138,342	—	207,922,479
Germany	1,780,148	172,111,250	—	173,891,398
Greece	22,268	3,452,295	—	3,474,563
Hong Kong	42,086	56,728,725	$14,115	56,784,926
Hungary	—	2,027,545	—	2,027,545
India	2,891,604	180,033,774	92,928	183,018,306
Indonesia	197,548	22,181,529	22,758	22,401,835
Ireland	7,263,314	13,390,245	—	20,653,559
Israel	2,634,740	19,769,891	—	22,404,631
Italy	453,746	69,967,229	—	70,420,975
Japan	1,968,355	539,858,113	—	541,826,468
Kuwait	1,933	—	—	1,933
Malaysia	—	19,976,031	—	19,976,031
Mexico	29,643,124	53,899	—	29,697,023
Netherlands	15,731,282	66,435,016	—	82,166,298
New Zealand	—	9,422,490	—	9,422,490
Norway	347,375	22,571,741	—	22,919,116
Peru	417,296	6	—	417,302
Philippines	21,478	8,968,072	26	8,989,576
Poland	—	9,895,366	—	9,895,366
Portugal	—	7,227,774	—	7,227,774
Qatar	—	10,079,780	—	10,079,780
Saudi Arabia	35,576	34,349,768	—	34,385,344
Singapore	—	26,754,012	37,677	26,791,689
South Africa	4,968,677	41,937,755	—	46,906,432
South Korea	798,927	144,309,083	93,361	145,201,371
Spain	574,233	56,369,740	—	56,943,973
Sweden	16,728	69,806,010	—	69,822,738
Switzerland	13,579,613	179,398,272	—	192,977,885
Taiwan	12,227,459	186,174,489	23,906	198,425,854
Thailand	28,478,252	767,579	—	29,245,831
Turkey	—	10,820,494	—	10,820,494
United Arab Emirates	—	12,393,743	—	12,393,743
United Kingdom	84,606,006	240,126,072	2,083	324,734,161
United States	68,975	843,488	—	912,463
Preferred Stocks
Brazil	10,662,472	18,974	—	10,681,446
Chile	—	239,129	—	239,129
Colombia	147,093	—	—	147,093
Germany	—	11,114,306	—	11,114,306
Philippines	—	42,621	—	42,621
Thailand	134,073	—	—	134,073
Rights/Warrants
Australia	—	18	—	18
Brazil	—	129	—	129
Chile	—	1,790	—	1,790
Hong Kong	—	172	—	172
India	—	12,876	—	12,876
Malaysia	—	8,123	—	8,123
South Korea	—	3,597	—	3,597
Spain	—	37,798	—	37,798
Taiwan	—	823	—	823
Thailand	—	1,697	—	1,697

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$100,533,687	—	$100,533,687
Futures Contracts**	$805,224	—	—	805,224
TOTAL	$589,431,865	$3,176,440,754	$1,164,264^	$3,767,036,883
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,214,090	$151,365,033
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,406,137	79,308,035
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,374,273	51,782,889
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $175,430,282)^^		$282,455,957
As of January 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	623,613	HKD	4,885,000	HSBC Bank	02/03/23	$580
USD	612,489	HKD	4,779,000	Morgan Stanley and Co. International	02/03/23	2,975
USD	10,780,736	HKD	84,219,000	State Street Bank and Trust	02/03/23	39,437
NZD	24,000	USD	15,180	Citibank, N.A.	02/09/23	335
USD	1,920,182	SEK	20,042,550	Citibank, N.A.	02/13/23	2,369
USD	1,666,430	DKK	11,363,000	HSBC Bank	02/27/23	2,872
USD	9,480,875	GBP	7,670,000	Bank of America Corp.	02/28/23	19,538
USD	615,306	NOK	6,090,161	HSBC Bank	04/11/23	3,208
Total Appreciation						$71,314
USD	257,327	NZD	429,350	Citibank, N.A.	02/09/23	$(20,229)
USD	19,407,473	EUR	17,913,000	State Street Bank and Trust	02/14/23	(82,580)
USD	4,779,930	AUD	6,864,583	Societe Generale	02/21/23	(69,171)
USD	670,794	SGD	907,000	State Street Bank and Trust	03/07/23	(20,049)
USD	4,796,156	CAD	6,527,000	Citibank, N.A.	03/17/23	(110,886)
USD	5,280,367	CHF	4,821,000	Morgan Stanley and Co. International	03/20/23	(11,909)
USD	14,592,644	JPY	1,913,332,000	Royal Bank of Canada	04/04/23	(231,399)
USD	578,910	ILS	2,050,000	UBS AG	04/05/23	(16,511)
Total (Depreciation)						$(562,734)
Total Appreciation (Depreciation)						$(491,420)
As of January 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	17	03/17/23	$3,412,467	$3,476,500	$64,033
Total Futures Contracts			$3,412,467	$3,476,500	$64,033

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$282,455,957	—	—	$282,455,957
Forward Currency Contracts**	—	$(491,420)	—	(491,420)
Futures Contracts**	64,033	—	—	64,033
TOTAL	$282,519,990	$(491,420)	—	$282,028,570
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2023, the DFA Commodity Strategy Portfolio held $371,420,283 in the Subsidiary, representing 21.95% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,617
U.S. Large Cap Value Portfolio	14,322,541
U.S. Targeted Value Portfolio	9,050,212
U.S. Small Cap Value Portfolio	9,984,427
U.S. Core Equity 1 Portfolio	13,916,422
U.S. Core Equity 2 Portfolio	14,282,321
U.S. Vector Equity Portfolio	2,410,488
U.S. Small Cap Portfolio	9,138,879
U.S. Micro Cap Portfolio	4,438,605
DFA Real Estate Securities Portfolio	5,287,193
Large Cap International Portfolio	4,239,098
International Core Equity Portfolio	26,166,378
International Small Company Portfolio	10,019,594
Global Small Company Portfolio	82,293
Japanese Small Company Portfolio	241,972
Asia Pacific Small Company Portfolio	268,791
United Kingdom Small Company Portfolio	22,159
Continental Small Company Portfolio	641,435
DFA International Real Estate Securities Portfolio	5,588,443
DFA Global Real Estate Securities Portfolio	8,280,245
DFA International Small Cap Value Portfolio	10,185,530
International Vector Equity Portfolio	2,835,442
World ex U.S. Value Portfolio	219,992
World ex U.S. Targeted Value Portfolio	662,881
World ex U.S. Core Equity Portfolio	3,251,814
Selectively Hedged Global Equity Portfolio	180,191
Emerging Markets Portfolio	2,974,994
Emerging Markets Small Cap Portfolio	3,720,524
Emerging Markets Value Portfolio	9,630,162
Emerging Markets Core Equity Portfolio	19,850,680
U.S. Large Cap Equity Portfolio	838,173
DFA Commodity Strategy Portfolio	3,701,600
DFA One-Year Fixed Income Portfolio	5,508,283

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,970,245
DFA Selectively Hedged Global Fixed Income Portfolio	1,040,920
DFA Short-Term Government Portfolio	1,531,650
DFA Five-Year Global Fixed Income Portfolio	9,633,236
DFA World ex U.S. Government Fixed Income Portfolio	1,198,446
DFA Intermediate Government Fixed Income Portfolio	5,233,966
DFA Short-Term Extended Quality Portfolio	6,416,158
DFA Intermediate-Term Extended Quality Portfolio	1,460,614
DFA Targeted Credit Portfolio	980,583
DFA Investment Grade Portfolio	12,026,743
DFA Inflation-Protected Securities Portfolio	6,326,305
DFA Short-Term Municipal Bond Portfolio	1,864,342
DFA Intermediate-Term Municipal Bond Portfolio	1,654,874
DFA Selective State Municipal Bond Portfolio	368,000
DFA Short-Term Selective State Municipal Bond Portfolio	157,368
DFA California Short-Term Municipal Bond Portfolio	881,706
DFA California Intermediate-Term Municipal Bond Portfolio	528,303
DFA NY Municipal Bond Portfolio	150,459
Dimensional Retirement Income Fund	84,960
Dimensional 2045 Target Date Retirement Income Fund	108,044
Dimensional 2050 Target Date Retirement Income Fund	80,181
Dimensional 2055 Target Date Retirement Income Fund	50,629
Dimensional 2060 Target Date Retirement Income Fund	42,197
Dimensional 2065 Target Date Retirement Income Fund	6,435
Dimensional 2010 Target Date Retirement Income Fund	19,341
Dimensional 2015 Target Date Retirement Income Fund	33,754
Dimensional 2020 Target Date Retirement Income Fund	99,021
Dimensional 2025 Target Date Retirement Income Fund	178,506
Dimensional 2030 Target Date Retirement Income Fund	181,708
Dimensional 2035 Target Date Retirement Income Fund	156,188
Dimensional 2040 Target Date Retirement Income Fund	125,949
DFA Short-Duration Real Return Portfolio	2,031,077
DFA Municipal Real Return Portfolio	1,651,053
DFA Municipal Bond Portfolio	630,044
World Core Equity Portfolio	773,058
DFA LTIP Portfolio	454,277
U.S. Social Core Equity 2 Portfolio	849,894
U.S. Sustainability Core 1 Portfolio	3,490,631
U.S. Sustainability Targeted Value Portfolio	315,720
International Sustainability Core 1 Portfolio	2,786,668
International Social Core Equity Portfolio	1,239,125
Global Social Core Equity Portfolio	46,004
Emerging Markets Social Core Equity Portfolio	1,279,116
VA U.S. Targeted Value Portfolio	451,332
VA U.S. Large Value Portfolio	433,897
VA International Value Portfolio	404,912
VA International Small Portfolio	302,943
VA Short-Term Fixed Portfolio	334,295

Federal Tax Cost
VA Global Bond Portfolio	$314,607
VIT Inflation-Protected Securities Portfolio	216,721
VA Global Moderate Allocation Portfolio	136,202
U.S. Large Cap Growth Portfolio	1,354,372
U.S. Small Cap Growth Portfolio	674,222
International Large Cap Growth Portfolio	500,332
International Small Cap Growth Portfolio	269,295
DFA Social Fixed Income Portfolio	561,454
DFA Diversified Fixed Income Portfolio	2,096,757
U.S. High Relative Profitability Portfolio	3,583,812
International High Relative Profitability Portfolio	1,614,940
VA Equity Allocation Portfolio	90,935
DFA MN Municipal Bond Portfolio	29,277
DFA California Municipal Real Return Portfolio	279,471
DFA Global Core Plus Fixed Income Portfolio	2,601,752
Emerging Markets Sustainability Core 1 Portfolio	899,055
Emerging Markets Targeted Value Portfolio	207,139
DFA Global Sustainability Fixed Income Portfolio	846,973
DFA Oregon Municipal Bond Portfolio	71,011
DFA Global Core Plus Real Return Portfolio	247,186
Emerging Markets ex China Core Equity Portfolio	503,655
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Portfolios did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Portfolios.